UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-670-2000

Date of fiscal year end: March 31, 2015

Date of reporting period: March 31, 2015

Item 1.	Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

MARCH 31, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
➢	iShares Global Consumer Staples ETF | KXI | NYSE Arca
➢	iShares Global Energy ETF | IXC | NYSE Arca
➢	iShares Global Financials ETF | IXG | NYSE Arca
➢	iShares Global Healthcare ETF | IXJ | NYSE Arca
➢	iShares Global Industrials ETF | EXI | NYSE Arca
➢	iShares Global Materials ETF | MXI | NYSE Arca
➢	iShares Global Tech ETF | IXN | NYSE Arca
➢	iShares Global Telecom ETF | IXP | NYSE Arca
➢	iShares Global Utilities ETF | JXI | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL MARKET OVERVIEW

Global stocks achieved modest gains for the 12-month period ended March 31, 2015 (the “reporting period”). The MSCI ACWI, a broad market index covering developed and emerging markets, produced an annual total return of approximately 5.4% for the reporting period. Global stock market performance was punctuated by alternating periods of volatility, with sell-offs spurred by geopolitical, monetary policy, and commodity price concerns, followed by buying on signs of optimism for improving economic growth in certain regions of the world.

Ongoing growth in the U.S. economy, coupled with a strong U.S. dollar and lower energy prices, helped support strong equity market performance in the United States, where the broader stock market, as measured by the S&P 500®, advanced nearly 13% during the reporting period. Yet even as major U.S. stock indices reached record highs during the reporting period, investors were also prone to bouts of worry. Concerns about the end of quantitative easing by the U.S. Federal Reserve Bank (the “Fed”) and investors’ anticipation of higher short-term interest rates weighed on U.S. equities during the early fall of 2014. However, relatively solid economic growth reignited investor enthusiasm for U.S. stocks, only to see the market sputter again on worries about the pace of future interest rate hikes by the Fed. Despite this volatility in the domestic market, U.S. stocks outperformed those of all other major regions of the world during the reporting period, fueling the MSCI ACWI’s modest return.

European stocks lost ground during the reporting period, with their single-digit losses reflecting investors’ concerns about the prospects for economic growth across the region. Among the worst performers were equities in Southern Europe, including Portugal, Italy, and Spain. As in the U.S. equity market, geopolitics also contributed to an unsettling environment for European markets, with military crises in Ukraine and the Middle East, along with worries about the spread of the Ebola virus, putting downward pressure on European equity markets. During the first calendar quarter of 2015, the European Central Bank announced that it would begin a quantitative easing program to counter the threat of a deflationary spiral within the troubled eurozone. While this announcement lit a short-lived spark under European equity markets, stocks in Europe could not manage to maintain a positive return for the full 12 months.

Meanwhile, in the Asia/Pacific region, stocks returned approximately 6% for the reporting period. Solid equity performance in Japan and Hong Kong was offset by lagging results in the commodities-laden markets of Australia and New Zealand. In Japan, stocks seemed to benefit from investor optimism that the economic reforms instituted under Prime Minister Shinzo Abe may slowly be taking effect and helping to turn around that country’s decades-long deflationary environment.

Emerging markets stocks ended the reporting period in modestly negative territory, returning approximately -2%. Strong absolute returns in China, the Philippines and India were more than offset by sharply negative results from equity markets in Greece, Russia, and Brazil, among others. The large dip in oil prices during the reporting period, which signaled a significant global imbalance of supply and demand, was particularly painful for Russian and Brazilian stocks.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.19%	12.23%	11.95%	12.19%	12.23%	11.95%
5 Years	15.85%	15.78%	15.77%	108.68%	108.06%	107.93%
Since Inception	8.64%	8.63%	8.59%	103.15%	102.98%	102.31%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,126.50	$2.49	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 12.19%, net of fees, while the total return for the Index was 11.95%.

As represented by the Index, the global consumer discretionary sector posted a strong return during the reporting period, outperforming most global sectors. Consumer spending in the United States was relatively solid until the harsh winter on the East Coast drove year-over-year retail sales growth to a low of 1.3% in March 2015. Retail sales in the eurozone were relatively weak for most of the reporting period amid slow economic growth and declining prices. However, monetary stimulus by the European Central Bank in late 2014 and early 2015 shifted sentiment in the euro area, pushing retail sales growth to the highest level since 2007. In Japan, consumer spending was volatile as economic reform measures took hold, including a consumption tax hike in April 2014 that resulted in a sharp contraction in spending. Japanese retail sales rebounded somewhat in the latter half of 2014, only to turn negative again in 2015. In China, growing household income and a rising middle class led to retail sales growth exceeding 10% for the reporting period despite an overall slowdown in economic growth.

Plummeting energy prices during the second half of the reporting period gave global consumers a strong boost in disposable income, which supported consumer spending. As a result, the Index rallied sharply over the last six months of the reporting period, as investors became optimistic that global consumers would spend their energy savings.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Retailing	25.89%
Automobiles & Components	25.11
Media	23.14
Consumer Durables & Apparel	14.05
Consumer Services	11.81

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	57.85%
Japan	14.29
Germany	6.45
United Kingdom	6.28
France	5.67
Canada	1.80
Switzerland	1.41
Netherlands	1.28
Sweden	1.17
Hong Kong	0.98

TOTAL	97.18%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CONSUMER STAPLES ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.60%	8.68%	8.66%	8.60%	8.68%	8.66%
5 Years	12.01%	11.98%	12.03%	76.30%	76.05%	76.50%
Since Inception	9.49%	9.48%	9.52%	117.08%	116.94%	117.69%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,056.70	$2.41	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 8.60%, net of fees, while the total return for the Index was 8.66%.

As represented by the Index, global consumer staples stocks delivered solid performance for the reporting period, while outperforming several cyclically-driven global sectors. Traditionally, the consumer staples sector tends to be less cyclical than other sectors, owing to steady demand for its products and services. Industries within the sector such as tobacco, household products, food, and beverages, tend to generate steady earnings regardless of the state of the economy.

In the first half of the reporting period, the Index posted modest performance, owing to tax hikes and delays in refunds, high fuel costs, a harsh winter and a shaky global economy, all of which translated into a poor environment for consumer spending. In the second half of the reporting period, declining oil prices and the improving job market improved the prospects for consumer spending. Demands for U.S. brands of personal and hygiene products, as well as U.S. food and beverage brands, continued to rise in developing countries. Product diversification aided growth, as thriving companies tailored products to different cultures and sustainable lifestyle trends.

In regards to earnings and revenue growth, the Index’s performance was relatively weak, excepting the final three months of the reporting period. However, investors concerned with economic growth turned to the relative stability (stable revenue, low volatility, and high dividend yields) of the consumer staples sector. Mild economic improvement, emerging market demand, moderate volatility and the steady earnings and dividends of many consumer staples companies helped the Index deliver a solid performance during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Food Products	24.69%
Beverages	22.62
Food & Staples Retailing	22.61
Tobacco	13.48
Household Products	13.36
Personal Products	3.24

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	54.08%
United Kingdom	12.99
Switzerland	7.44
Japan	5.87
France	4.25
Belgium	3.42
Netherlands	3.22
Australia	2.20
Canada	1.40
Brazil	1.21

TOTAL	96.08%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® GLOBAL ENERGY ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(16.30)%	(16.27)%	(16.39)%	(16.30)%	(16.27)%	(16.39)%
5 Years	2.75%	2.69%	2.78%	14.51%	14.21%	14.72%
10 Years	4.82%	4.77%	4.81%	60.07%	59.31%	59.96%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$824.30	$2.14	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL ENERGY ETF

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was -16.30%, net of fees, while the total return for the Index was -16.39%.

As represented by the Index, the global energy sector declined during the reporting period, posting the worst performance among global sectors. Energy prices plummeted during the reporting period — natural gas prices slid more than 40%, while oil prices collapsed in the second half, falling more than 50%. The primary drivers of the energy selloff were increasing supply, a large appreciation in the U.S. dollar relative to other currencies and modest global energy demand.

Record-breaking oil and gas production in the United States, as well as the Organization of Petroleum Exporting Countries’ (OPEC) decision to maintain existing production levels, led to a global supply glut for oil and gas. Meanwhile, energy demand was constrained by modest global growth and increasing energy efficiency. In currency markets, the U.S. dollar appreciated significantly against most foreign currencies during the reporting period, which made the U.S. dollar-denominated cost of oil and gas higher outside the U.S., further crimping global demand.

Energy company earnings suffered from the sharp decline in energy prices, particularly in the fourth quarter of 2014. Large oil and gas companies, as well as coal producers, were hit hardest, while the equipment and services and refining industries held up relatively well. Energy companies cut capital expenditures and payrolls, attempting to preserve earnings and curtail supply, but these spending cuts did little to correct the substantial imbalance in energy supply and demand during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Integrated Oil & Gas	53.39%
Oil & Gas Exploration & Production	20.62
Oil & Gas Storage & Transportation	9.78
Oil & Gas Equipment & Services	9.62
Oil & Gas Refining & Marketing	5.07
Oil & Gas Drilling	1.04
Coal & Consumable Fuels	0.48

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	59.62%
United Kingdom	15.00
Canada	9.70
France	5.08
China	2.72
Italy	2.26
Australia	1.65
Norway	1.00
Brazil	0.89
Japan	0.88

TOTAL	98.80%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® GLOBAL FINANCIALS ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.13%	3.04%	3.21%	3.13%	3.04%	3.21%
5 Years	6.48%	6.49%	6.56%	36.85%	36.97%	37.37%
10 Years	1.34%	1.34%	1.38%	14.24%	14.24%	14.64%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.50	$2.37	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL FINANCIALS ETF

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 3.13%, net of fees, while the total return for the Index was 3.21%.

As represented by the Index, global financials stocks delivered a modest return relative to other global sectors for the reporting period. Global financial stocks, still continuing their recovery from the financial crisis of 2008, dealt with starkly different economic landscapes during the reporting period. In the U.S., which accounted for more than 40% of the Index, improving economic conditions raised the specter of higher interest rates. The Fed ended its quantitative easing program in October 2014 and subsequently signaled the possibility of raising the federal funds rate in 2015. The U.K. also experienced better economic conditions in an environment of continued record low interest rates, and the Bank of England indicated that it remained on course to raise rates in 2016. In other parts of the world, particularly the eurozone and Japan, weak economic conditions were countered with additional economic stimulus measures by central banks.

Banks, the largest weighting in the Index, generally struggled with low global interest rates, which crimped net interest margins. Insurers also grappled with low interest rates throughout the reporting period. Diversified financials stocks — which include financial services, capital markets, and consumer finance companies — generally benefited from a large volume of initial public offerings (“IPOs”) and financial market activity, although IPO activity slowed in the final months of the reporting period. Real estate related stocks were relatively strong performers, as their higher yields attracted investors in a low interest-rate environment.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Banks	48.84%
Insurance	19.49
Capital Markets	10.00
Real Estate Investment Trusts (REITs)	8.64
Diversified Financial Services	7.30
Real Estate Management & Development	3.26
Consumer Finance	2.31
Thrifts & Mortgage Finance	0.16

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	44.12%
United Kingdom	8.18
Australia	7.68
Japan	6.70
Canada	5.94
Switzerland	3.26
Spain	3.06
Hong Kong	2.96
France	2.88
China	2.83

TOTAL	87.61%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® GLOBAL HEALTHCARE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.11%	20.10%	20.25%	20.11%	20.10%	20.25%
5 Years	17.80%	17.82%	17.84%	126.82%	126.99%	127.25%
10 Years	10.31%	10.28%	10.38%	166.77%	165.95%	168.47%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,106.90	$2.47	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the health care sector, as represented by the S&P Global 1200 Healthcare Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 20.11%, net of fees, while the total return for the Index was 20.25%.

As represented by the Index, global health care stocks generated the strongest sector return of all global sectors. Health care stocks traditionally have been viewed as defensive stocks, because demand for their goods and services is not sensitive to changes in economic conditions. As some areas of the world, notably the U.S., began to experience stronger economic conditions, however, some health care companies resembled growth-oriented equities, achieving healthy revenue growth. The health care sector also typically offers relatively high dividend yields, a characteristic that made the sector attractive to investors searching for yield in an environment of low interest rates.

Within the sector, pharmaceutical, biotechnology and life sciences stocks were particularly strong performers. Pharmaceutical companies continued acquiring biotechnology companies at a rapid pace during the reporting period, fueling much of the gains for the sector. As smaller biotechnology companies successfully pursue innovative advances in medical science, large pharmaceuticals companies have been eager to acquire those companies, in an effort to supplement their portfolios of older pharmaceuticals facing loss of patent protection. Indeed, announced merger and acquisition transactions targeting biotech and pharmaceutical companies topped $75 billion in the first quarter of 2015.

U.S.-based health care equipment and services companies grappled with the headwind of an excise tax on medical device sales under the Affordable Care Act. Many U.S.-based health care equipment and services companies sought to have the tax repealed, and some have taken measures to move their tax base out of the U.S.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Pharmaceuticals	58.20%
Biotechnology	14.26
Health Care Providers & Services	13.73
Health Care Equipment & Supplies	10.98
Life Sciences Tools & Services	2.30
Health Care Technology	0.53

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	61.34%
Switzerland	11.41
United Kingdom	6.18
Germany	4.43
Japan	3.82
France	3.36
Ireland	3.01
Denmark	2.71
Canada	1.79
Australia	1.21

TOTAL	99.26%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® GLOBAL INDUSTRIALS ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.10%	3.17%	3.07%	3.10%	3.17%	3.07%
5 Years	10.42%	10.42%	10.37%	64.14%	64.14%	63.74%
Since Inception	6.27%	6.27%	6.26%	68.15%	68.24%	68.06%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.30	$2.38	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 3.10%, net of fees, while the total return for the Index was 3.07%.

As represented by the Index, global industrials stocks generated modest performance relative to other global sectors for the reporting period. Weaker economic growth in many regions of the world led to a reduction in manufacturing activity. For example, industrial production increased by just 1.6% in the euro zone and declined by 2.0% in Japan, while China’s industrial production increase was the lowest in more than six years. Even in the U.S., one of the few bright spots in the global economy, industrial production rose by only 2.0%, below its long-term historical average.

Another factor limiting the performance of global industrials stocks was a stronger U.S. dollar. The U.S. dollar appreciated significantly against most foreign currencies during the reporting period, including 28% against the euro and 16% versus the Japanese yen (approximately 30% of the Index was denominated in these two currencies). A stronger U.S. dollar reduces returns on foreign investments for U.S. investors.

The slump in energy prices over the last six months of the reporting period had a negative impact on the construction and engineering firms tied to the energy industry, as many energy companies began to scale back their capital expenditures. In contrast, transportation stocks benefited from lower fuel costs, led by the airline industry. Rising demand for air travel led to a broad rise in airfare, and the combination of rising prices and declining fuel costs contributed to strong growth for airline companies.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Capital Goods	70.31%
Transportation	22.30
Commercial & Professional Services	7.39

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	52.42%
Japan	15.25
France	5.57
United Kingdom	5.16
Germany	4.07
Sweden	3.18
Switzerland	2.80
Canada	2.54
Australia	1.52
Ireland	1.19

TOTAL	93.70%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® GLOBAL MATERIALS ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.77)%	(6.90)%	(6.60)%	(6.77)%	(6.90)%	(6.60)%
5 Years	(0.06)%	(0.09)%	0.17%	(0.31)%	(0.45)%	0.85%
Since Inception	3.58%	3.55%	3.83%	35.07%	34.78%	37.90%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$957.60	$2.29	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL MATERIALS ETF

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was -6.77%, net of fees, while the total return for the Index was -6.60%.

As represented by the Index, global materials stocks declined for the reporting period and trailed most global sectors. Although economic conditions improved in the U.S. during the reporting period, most regions of the globe experienced tepid economic conditions, dragging down demand for materials. Notably, slowing economic activity in China significantly dampened demand and prices for commodities during the reporting period.

Within the Index, chemicals companies experienced uneven performance. A continued shale gas boom in the U.S., which has led to abundant and inexpensive natural gas, helped chemicals companies, which use natural gas as a key input. However, slowing economic conditions in many parts of the world curbed demand for chemicals products used in construction and manufacturing. The metals and mining industry declined sharply for the reporting period, as economic weakness in China sapped demand for coal, iron ore and steel — commodities used in the country’s manufacturing, infrastructure and real estate industries. Gold, which is traditionally seen as a hedge against inflation, lagged as inflation levels globally remained benign, even in the face of aggressive economic stimulus measures. A stronger U.S. dollar also drove down demand for gold, making the metal (which is denominated in U.S. dollars) more costly for holders of other currencies. Construction materials and paper and forest products stocks dealt with uneven growth in housing and construction markets globally. Housing markets in the U.S. and parts of Europe improved during the reporting period, while China and other Asian countries faced oversupplies of housing.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Chemicals	55.36%
Metals & Mining	32.42
Construction Materials	5.95
Containers & Packaging	3.39
Paper & Forest Products	2.88

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	33.82%
United Kingdom	11.24
Japan	9.78
Germany	9.50
Australia	7.87
Canada	6.19
France	4.20
Switzerland	4.16
Taiwan	2.49
Netherlands	1.67

TOTAL	90.92%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TECH ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.70%	15.92%	15.83%	15.70%	15.92%	15.83%
5 Years	11.97%	11.96%	12.34%	75.97%	75.91%	78.94%
10 Years	8.14%	8.15%	8.45%	118.62%	118.85%	125.09%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,064.20	$2.42	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TECH ETF

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 15.70%, net of fees, while the total return for the Index was 15.83%.

As represented by the Index, global technology stocks generated solid gains for the reporting period and outpaced most global sectors.

Improving economic conditions in the U.S., which accounted for the vast majority of the Index’s geographic exposure, helped drive Index gains, as the strengthening economy lifted expectations for technology spending by individual consumers and companies.

Initial public offering (“IPO”) activity was also a catalyst for Index growth. For the calendar year of 2014, a total of 118 global IPOs generated $51.2 billion, more than the previous three years combined. Year over year, the number of IPOs grew 84% in 2014, and total proceeds spiked 347%. Geographic participation also increased, with 19 countries represented in the IPO market in 2014. In the first quarter of 2015, global IPO activity remained steady, although capital raised represented a 19% decline versus the first quarter of 2014.

Within the Index, the software and services industry advanced, benefiting from the continued shift toward cloud computing and optimistic growth expectations. The global cloud computing market reached $95.8 billion at the end of 2014, a 25.9% increase over 2013, and industry analysts forecast an additional 23.2% increase in 2015 versus 2014. The technology hardware and equipment and semiconductor industries benefited from demand for smartphones, with global sales reaching a record level in the fourth quarter of 2014, rising 29.9% compared with the fourth quarter of 2013. Demand for tablets softened globally, as larger smartphones and less expensive notebook computers entered the market.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Technology Hardware, Storage & Peripherals	24.42%
Software	16.47
Internet Software & Services	15.69
IT Services	14.94
Semiconductors & Semiconductor Equipment	14.61
Communications Equipment	7.96
Electronic Equipment, Instruments & Components	5.91

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	77.62%
Japan	5.91
South Korea	3.85
Taiwan	3.36
China	2.20
Germany	1.77
Netherlands	1.10
Sweden	1.02
France	0.82
United Kingdom	0.66

TOTAL	98.31%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TELECOM ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.71%	2.65%	2.46%	2.71%	2.65%	2.46%
5 Years	9.30%	9.24%	9.16%	55.98%	55.53%	55.02%
10 Years	6.78%	6.78%	6.63%	92.79%	92.77%	89.96%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$991.70	$2.33	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TELECOM ETF

The iShares Global Telecom ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the telecommunications sector, as represented by the S&P Global 1200 Telecommunications Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 2.71%, net of fees, while the total return for the Index was 2.46%.

The Index posted single-digit gains for the reporting period, trailing most global sectors. The telecommunications sector’s high dividend yields, relatively reasonable valuations and evolving competitive landscape led to modest returns, as investors favored sectors with higher growth rates.

During the reporting period, telecommunications companies continued to adapt to changing consumer demand and rapid technological advancement in a highly competitive market. Consumer demand for speed and connectivity in association with video streaming, gaming and multimedia applications on mobile devices continued to allow for steady industry growth in an otherwise slowly-recovering economy. Telecommunications companies continued to invest in high-speed wireless networks, such as 4G LTE and 100G metro networks to satisfy consumer bandwidth needs. Wireless providers continued to acquire subscribers and improve margins while expanding their networks. Wireline providers improved broadband speed and quality by upgrading to fiber optic, which allowed for an increase in subscribers and revenue. Many telecommunications companies pursued mergers and acquisitions during the reporting period due to the ongoing need for capital expenditures. U.S. companies also pursued global mergers to expand in emerging markets.

Despite positive momentum, telecommunications companies experienced mixed results during the reporting period, as heavy competition worked against profitability. The challenging climate persisted, with limited resources and shifting business models. Nonetheless, the Index’s relatively high dividend income helped performance for investors seeking exposure to an evolving market sector.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	74.72%
Wireless Telecommunication Services	25.28

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	34.99%
United Kingdom	11.83
Japan	10.39
China	6.08
Canada	5.69
Australia	4.95
Germany	4.77
Spain	4.76
Mexico	3.46
France	3.13

TOTAL	90.05%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® GLOBAL UTILITIES ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.62%	0.24%	0.42%	0.62%	0.24%	0.42%
5 Years	4.61%	4.65%	4.36%	25.28%	25.51%	23.78%
Since Inception	2.83%	2.81%	2.65%	26.95%	26.72%	25.05%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$987.90	$2.33	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL UTILITIES ETF

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 0.62%, net of fees, while the total return for the Index was 0.42%.

As represented by the Index, global utilities stocks posted slight gains for the reporting period, underperforming other global sectors. Utility stocks are traditionally viewed as a defensive sector of the stock market because of their relatively high dividend yields and limited economic sensitivity. Index performance was volatile for much of the reporting period. The Index reached its high for the reporting period in late December 2014, as low interest rates made utility stocks’ high dividend yields attractive to income-oriented investors. The sector then fell back after the Fed indicated that it would likely raise interest rates in 2015. The prospect of higher interest rates made utility stocks’ dividend yields look less attractive. In addition, rising interest rates would mean higher borrowing costs for the capital-intensive sector. Late in the reporting period, the Index recovered somewhat after the Fed signaled renewed caution on interest rates.

Returns varied across geographic regions for the reporting period. U.S. utilities, which constituted the largest country weighting the portfolio, delivered strong returns for much of the reporting period before falling back in early 2015. U.S. electric utilities, which were strongly represented in the Index’s 10 largest holdings, benefited from sharply lower fuel prices during the reporting period. In Europe, utility stocks’ performance was constrained by oversupply and weak pricing power in the electric utility industry. Electric utilities overall represented 51% of the Index, the largest industry segment.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Electric Utilities	50.94%
Multi-Utilities	37.27
Gas Utilities	7.56
Independent Power and Renewable Electricity Producers	2.59
Water Utilities	1.64

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	54.41%
United Kingdom	10.71
Spain	5.98
France	5.11
Japan	4.59
Italy	4.48
Hong Kong	4.44
Germany	4.13
Australia	1.51
Chile	1.09

TOTAL	96.45%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 98.20%

AUSTRALIA — 0.17%
Crown Resorts Ltd.	61,488	$628,039

		628,039
CANADA — 1.80%
Canadian Tire Corp. Ltd. Class A	8,316	847,227
Gildan Activewear Inc.	22,680	668,671
Magna International Inc. Class A	40,992	2,191,526
Restaurant Brands International Inc.[a]	19,236	737,545
Shaw Communications Inc. Class B	44,016	987,710
Thomson Reuters Corp.	34,440	1,396,363

		6,829,042
DENMARK — 0.31%
Pandora A/S	12,936	1,178,113

		1,178,113
FINLAND — 0.08%
Nokian Renkaat OYJ	10,164	304,014

		304,014
FRANCE — 5.65%
Accor SA	16,128	841,477
Christian Dior SE	4,730	892,813
Cie. Generale des Etablissements Michelin Class B	19,152	1,904,918
Hermes International	2,566	905,032
Kering	7,140	1,394,107
Lagardere SCA	9,912	297,435
LVMH Moet Hennessy Louis Vuitton SE	25,994	4,582,665
Peugeot SAb	43,512	728,550
Publicis Groupe SA	18,816	1,451,568
Renault SA	19,992	1,820,131
SES SA	43,848	1,550,293
Sodexo SA	9,324	909,169
Valeo SA	7,644	1,141,552
Vivendi SA	123,564	3,068,865

		21,488,575
GERMANY — 4.92%
adidas AG	19,908	1,575,580
Bayerische Motoren Werke AG	31,164	3,897,596
Continental AG	10,416	2,464,448
Daimler AG Registered	96,096	9,260,770

Security	Shares	Value
ProSiebenSat.1 Media AG Registered	19,152	$940,117
Volkswagen AG	2,268	584,721

		18,723,232
HONG KONG — 0.97%
Galaxy Entertainment Group Ltd.[a]	252,000	1,147,368
Michael Kors Holdings Ltd.[b]	19,824	1,303,428
Sands China Ltd.[a]	302,400	1,252,029

		3,702,825
ITALY — 0.43%
Luxottica Group SpA	12,852	815,760
Mediaset SpA[b]	59,808	273,250
Pirelli & C. SpA	32,928	546,738

		1,635,748
JAPAN — 14.25%
Aisin Seiki Co. Ltd.	25,200	916,173
Bridgestone Corp.	67,200	2,698,647
Denso Corp.	50,400	2,304,300
Dentsu Inc.	25,200	1,082,176
Fast Retailing Co. Ltd.	6,200	2,403,744
Fuji Heavy Industries Ltd.	67,200	2,236,358
Honda Motor Co. Ltd.	176,400	5,740,998
Isuzu Motors Ltd.	67,200	895,159
Nikon Corp.[a]	42,000	563,852
Nissan Motor Co. Ltd.	260,400	2,657,741
Nitori Holdings Co. Ltd.	8,400	570,156
Oriental Land Co. Ltd./Japan	22,600	1,713,963
Panasonic Corp.	218,400	2,871,935
Sega Sammy Holdings Inc.	25,200	368,570
Sekisui House Ltd.	58,800	855,830
Sharp Corp./Japan[a]	168,000	329,206
Sony Corp.[b]	109,200	2,904,715
Sumitomo Electric Industries Ltd.	84,000	1,103,190
Suzuki Motor Corp.	42,000	1,265,166
Toyota Industries Corp.	16,800	963,802
Toyota Motor Corp.	277,200	19,376,841
Yamada Denki Co. Ltd.	84,000	346,717

		54,169,239
MEXICO — 0.42%
Grupo Televisa SAB[b]	243,600	1,611,821

		1,611,821
NETHERLANDS — 1.27%
Altice SAa,b	8,148	882,533
Fiat Chrysler Automobiles NVa,b	85,764	1,395,474

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2015

Security	Shares	Value
Reed Elsevier NV	65,016	$1,619,292
Wolters Kluwer NV	28,896	943,443

		4,840,742
SOUTH KOREA — 0.53%
Hyundai Motor Co. GDR	7,549	566,175
Hyundai Motor Co. GDR[a,c]	29,484	1,459,458

		2,025,633
SPAIN — 0.88%
Inditex SA	104,412	3,350,697

		3,350,697
SWEDEN — 1.17%
Electrolux AB Class B	23,184	664,547
Hennes & Mauritz AB Class B	93,324	3,782,067

		4,446,614
SWITZERLAND — 1.41%
Cie. Financiere Richemont SA Class A Registered	49,896	4,022,297
Swatch Group AG (The) Bearer	3,108	1,318,652

		5,340,949
UNITED KINGDOM — 6.26%
Burberry Group PLC	43,092	1,108,602
Carnival PLC	20,916	1,023,402
Compass Group PLC	166,068	2,889,310
Daily Mail & General Trust PLC Class A NVS	28,560	375,005
GKN PLC	186,648	993,606
InterContinental Hotels Group PLC	23,772	929,527
ITV PLC	359,184	1,348,486
Kingfisher PLC	236,040	1,333,629
Ladbrokes PLC	106,008	164,136
Marks & Spencer Group PLC	156,996	1,246,875
Next PLC	15,456	1,611,847
Pearson PLC	78,792	1,697,188
Persimmon PLC[b]	28,056	692,625
Reed Elsevier PLC	108,108	1,860,038
Sky PLC	106,512	1,570,104
UBM PLC	42,862	336,596
Whitbread PLC	17,052	1,327,704
William Hill PLC	84,840	467,130
WPP PLC	125,160	2,844,600

		23,820,410
UNITED STATES — 57.68%
Amazon.com Inc.[b]	36,372	13,534,021
AutoNation Inc.[b]	6,804	437,701

Security	Shares	Value
AutoZone Inc.[b]	3,192	$2,177,455
Bed Bath & Beyond Inc.[b]	17,976	1,380,107
Best Buy Co. Inc.	27,384	1,034,841
BorgWarner Inc.	22,512	1,361,526
Cablevision Systems Corp. Class A	20,076	367,391
CarMax Inc.[a,b]	19,572	1,350,664
Carnival Corp.	42,588	2,037,410
CBS Corp. Class B NVS	43,932	2,663,597
Chipotle Mexican Grill Inc.[b]	2,940	1,912,588
Coach Inc.	26,544	1,099,718
Comcast Corp. Class A	242,760	13,708,657
Darden Restaurants Inc.	11,508	797,965
Delphi Automotive PLC	28,560	2,277,374
DIRECTV[b]	48,888	4,160,369
Discovery Communications Inc. Class Aa,b	18,816	578,780
Discovery Communications Inc. Class Cb	22,596	666,017
Dollar General Corp.[b]	29,316	2,209,840
Dollar Tree Inc.[b]	19,236	1,560,905
DR Horton Inc.	30,912	880,374
Expedia Inc.	9,240	869,761
Family Dollar Stores Inc.	10,332	818,708
Ford Motor Co.	383,292	6,186,333
Fossil Group Inc.[b]	4,956	408,622
GameStop Corp. Class Aa	10,584	401,769
Gannett Co. Inc.	19,572	725,730
Gap Inc. (The)	26,292	1,139,232
Garmin Ltd.	11,760	558,835
General Motors Co.	131,208	4,920,300
Genuine Parts Co.	14,448	1,346,409
Goodyear Tire & Rubber Co. (The)	27,468	743,833
H&R Block Inc.	25,284	810,858
Hanesbrands Inc.	36,960	1,238,530
Harley-Davidson Inc.	22,176	1,346,970
Harman International Industries Inc.	6,384	853,094
Hasbro Inc.	11,340	717,142
Home Depot Inc. (The)	125,328	14,238,514
Interpublic Group of Companies Inc. (The)	33,600	743,232
Johnson Controls Inc.	64,176	3,237,038
Kohl’s Corp.	19,320	1,511,790
L Brands Inc.	23,016	2,170,179
Leggett & Platt Inc.	11,508	530,404

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2015

Security	Shares	Value
Lennar Corp. Class A	16,464	$853,000
Lowe’s Companies Inc.	91,560	6,811,148
Macy’s Inc.	33,768	2,191,881
Marriott International Inc./MD Class A	18,732	1,504,554
Mattel Inc.	35,784	817,664
McDonald’s Corp.	92,820	9,044,381
Mohawk Industries Inc.[b]	5,712	1,061,004
Netflix Inc.[b]	5,712	2,380,133
Newell Rubbermaid Inc.	25,200	984,564
News Corp. Class Ab	44,520	712,765
NIKE Inc. Class B	66,864	6,708,465
Nordstrom Inc.	14,280	1,146,970
O’Reilly Automotive Inc.[b]	9,660	2,088,878
Omnicom Group Inc.	23,520	1,834,090
Priceline Group Inc. (The)[a,b]	4,956	5,769,527
PulteGroup Inc.	30,408	675,970
PVH Corp.	8,316	886,153
Ralph Lauren Corp.	6,216	817,404
Ross Stores Inc.	19,908	2,097,507
Royal Caribbean Cruises Ltd.	15,372	1,258,198
Scripps Networks Interactive Inc. Class Aa	9,828	673,808
Staples Inc.	61,992	1,009,540
Starbucks Corp.	71,232	6,745,670
Starwood Hotels & Resorts Worldwide Inc.	16,128	1,346,688
Target Corp.	61,236	5,025,639
Tiffany & Co.	10,668	938,891
Time Warner Cable Inc.	26,880	4,028,774
Time Warner Inc.	79,464	6,709,940
TJX Companies Inc. (The)	66,108	4,630,865
Tractor Supply Co.	12,684	1,078,901
TripAdvisor Inc.[b]	10,584	880,271
Twenty-First Century Fox Inc. Class A	176,400	5,969,376
Under Armour Inc. Class Ab	15,624	1,261,638
Urban Outfitters Inc.[b]	9,912	452,483
VF Corp.	32,508	2,448,178
Viacom Inc. Class B	36,624	2,501,419
Walt Disney Co. (The)	148,428	15,568,613
Whirlpool Corp.	7,140	1,442,708
Wyndham Worldwide Corp.	11,256	1,018,330
Wynn Resorts Ltd.	8,064	1,015,096

Security	Shares	Value
Yum! Brands Inc.	41,244	$3,246,728

		219,352,395

TOTAL COMMON STOCKS (Cost: $362,852,882)		373,448,088

PREFERRED STOCKS — 1.50%

GERMANY — 1.50%
Porsche Automobil Holding SE	15,456	1,518,378
Volkswagen AG	15,792	4,203,685

		5,722,063

TOTAL PREFERRED STOCKS (Cost: $5,253,802)		5,722,063

SHORT-TERM INVESTMENTS — 2.89%

MONEY MARKET FUNDS — 2.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	10,220,276	10,220,276
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	590,430	590,430
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	166,608	166,608

		10,977,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,977,314)		10,977,314

TOTAL INVESTMENTS IN SECURITIES — 102.59% (Cost: $379,083,998)		390,147,465
Other Assets, Less Liabilities — (2.59)%		(9,852,664)

NET ASSETS — 100.00%		$380,294,801

GDR — Global Depositary Receipts

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 98.95%

AUSTRALIA — 2.19%
Coca-Cola Amatil Ltd.	116,043	$955,658
Wesfarmers Ltd.	225,177	7,562,175
Woolworths Ltd.	251,826	5,673,360

		14,191,193
BELGIUM — 3.40%
Anheuser-Busch InBev NV	160,740	19,645,829
Colruyt SA	12,549	546,383
Delhaize Group SA	20,163	1,812,961

		22,005,173
BRAZIL — 1.21%
Ambev SA ADR	899,157	5,179,144
BRF SA ADR	132,540	2,621,641

		7,800,785
CANADA — 1.40%
Alimentation Couche-Tard Inc. Class B	83,613	3,331,976
George Weston Ltd.	9,447	748,301
Loblaw Companies Ltd.	44,415	2,171,478
Metro Inc.	50,055	1,356,406
Saputo Inc.	51,747	1,422,276

		9,030,437
CHILE — 0.08%
Cencosud SA ADR[a]	76,422	537,247

		537,247
CHINA — 0.26%
Want Want China Holdings Ltd.	1,551,000	1,646,414

		1,646,414
DENMARK — 0.28%
Carlsberg A/S Class B	21,573	1,780,176

		1,780,176
FRANCE — 4.23%
Carrefour SA	130,848	4,369,100
Casino Guichard Perrachon SA	11,280	999,828
Danone SA	117,453	7,899,167
L’Oreal SA	50,196	9,237,562
Pernod Ricard SA	41,172	4,870,691

		27,376,348
GERMANY — 0.41%
Beiersdorf AG	19,317	1,678,388
METRO AG	28,482	966,480

		2,644,868

Security	Shares	Value
IRELAND — 0.29%
Kerry Group PLC Class A	28,341	$1,902,389

		1,902,389
JAPAN — 5.84%
Aeon Co. Ltd.	183,317	2,016,220
Ajinomoto Co. Inc.	117,000	2,570,244
Asahi Group Holdings Ltd.	93,398	2,969,967
Japan Tobacco Inc.	227,200	7,200,113
Kao Corp.	98,700	4,938,086
Kirin Holdings Co. Ltd.	197,496	2,597,050
Lawson Inc.	14,100	979,387
NH Foods Ltd.	40,000	923,244
Nissin Foods Holdings Co. Ltd.	18,200	896,911
Seven & I Holdings Co. Ltd.	156,437	6,591,421
Shiseido Co. Ltd.	77,200	1,373,088
Unicharm Corp.	94,800	2,491,637
Yakult Honsha Co. Ltd.	32,220	2,248,750

		37,796,118
MEXICO — 1.00%
Fomento Economico Mexicano SAB de CVb	408,909	3,841,277
Wal-Mart de Mexico SAB de CV	1,057,510	2,645,467

		6,486,744
NETHERLANDS — 3.20%
Heineken NV	41,877	3,194,637
Koninklijke Ahold NV	173,994	3,429,055
Unilever NV CVA	337,131	14,090,288

		20,713,980
NORWAY — 0.18%
Orkla ASA	157,497	1,191,131

		1,191,131
SPAIN — 0.14%
Distribuidora Internacional de Alimentacion SA	116,607	912,469

		912,469
SWEDEN — 0.63%
Svenska Cellulosa AB SCA Class B	122,247	2,816,597
Swedish Match AB	41,877	1,231,441

		4,048,038
SWITZERLAND — 7.41%
Nestle SA Registered	633,795	47,895,144

		47,895,144

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2015

Security	Shares	Value
UNITED KINGDOM — 12.94%
Associated British Foods PLC	69,795	$2,919,751
British American Tobacco PLC	365,613	18,933,935
Diageo PLC	491,808	13,576,014
Imperial Tobacco Group PLC	189,222	8,323,075
J Sainsbury PLC[a]	260,286	1,001,535
Reckitt Benckiser Group PLC	128,310	11,047,627
SABMiller PLC	193,311	10,158,752
Tate & Lyle PLC	94,329	836,688
Tesco PLC	1,576,239	5,659,117
Unilever PLC	237,303	9,916,585
Wm Morrison Supermarkets PLC	459,801	1,320,783

		83,693,862
UNITED STATES — 53.86%
Altria Group Inc.	386,904	19,352,938
Archer-Daniels-Midland Co.	124,362	5,894,759
Brown-Forman Corp. Class B	30,456	2,751,700
Campbell Soup Co.	35,673	1,660,578
Clorox Co. (The)	26,367	2,910,653
Coca-Cola Co. (The)	771,693	31,292,151
Coca-Cola Enterprises Inc.	43,146	1,907,053
Colgate-Palmolive Co.	167,226	11,595,451
ConAgra Foods Inc.	84,177	3,074,986
Constellation Brands Inc. Class Ab	32,994	3,834,233
Costco Wholesale Corp.	86,010	13,030,085
CVS Health Corp.	219,678	22,672,966
Dr. Pepper Snapple Group Inc.	38,634	3,031,996
Estee Lauder Companies Inc. (The) Class A	43,710	3,634,924
General Mills Inc.	118,722	6,719,665
Hershey Co. (The)	29,469	2,973,717
Hormel Foods Corp.	26,226	1,490,948
JM Smucker Co. (The)	19,881	2,300,828
Kellogg Co.	50,619	3,338,323
Keurig Green Mountain Inc.	23,829	2,662,414
Kimberly-Clark Corp.	71,769	7,687,177
Kraft Foods Group Inc.	115,902	10,096,803
Kroger Co. (The)	96,021	7,360,970
Lorillard Inc.	71,628	4,680,890
McCormick & Co. Inc./MD	25,521	1,967,924
Mead Johnson Nutrition Co.	39,903	4,011,448
Molson Coors Brewing Co. Class B	31,161	2,319,936
Mondelez International Inc. Class A	323,454	11,673,455
Monster Beverage Corp.[b]	28,764	3,980,794
PepsiCo Inc.	291,024	27,827,715
Philip Morris International Inc.	303,996	22,900,019

Security	Shares	Value
Procter & Gamble Co. (The)	529,737	$43,406,650
Reynolds American Inc.	60,771	4,187,730
Sysco Corp.	115,197	4,346,383
Tyson Foods Inc. Class A	57,246	2,192,522
Wal-Mart Stores Inc.	309,354	25,444,366
Walgreens Boots Alliance Inc.	170,751	14,459,195
Whole Foods Market Inc.	70,641	3,678,983

		348,353,328

TOTAL COMMON STOCKS
(Cost: $531,173,571)		640,005,844

PREFERRED STOCKS — 0.64%

GERMANY — 0.64%
Henkel AG & Co. KGaA	34,968	4,114,218

		4,114,218

TOTAL PREFERRED STOCKS
(Cost: $2,834,515)		4,114,218

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	896,607	896,607
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	51,797	51,797
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	599,327	599,327

		1,547,731

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,547,731)		1,547,731

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $535,555,817)		645,667,793
Other Assets, Less Liabilities — 0.17%		1,124,506

NET ASSETS — 100.00%		$646,792,299

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® GLOBAL ENERGY ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.27%

AUSTRALIA — 1.64%
Oil Search Ltd.	517,400	$2,845,928
Origin Energy Ltd.	485,560	4,195,372
Santos Ltd.	425,462	2,320,727
Woodside Petroleum Ltd.	308,848	8,144,803

		17,506,830
AUSTRIA — 0.16%
OMV AG	63,680	1,748,107

		1,748,107
BRAZIL — 0.38%
Ultrapar Participacoes SA ADR	200,733	4,054,807

		4,054,807
CANADA — 9.67%
ARC Resources Ltd.	148,056	2,543,781
Cameco Corp.	170,145	2,371,148
Canadian Natural Resources Ltd.	471,033	14,437,822
Canadian Oil Sands Ltd.	202,994	1,578,753
Cenovus Energy Inc.	354,618	5,977,966
Crescent Point Energy Corp.	190,244	4,241,998
Enbridge Inc.	368,946	17,784,566
Encana Corp.	353,225	3,943,625
Husky Energy Inc.	128,753	2,627,924
Imperial Oil Ltd.	113,032	4,511,463
Inter Pipeline Ltd.	143,678	3,702,842
Pembina Pipeline Corp.	147,658	4,665,830
Suncor Energy Inc.	624,462	18,248,195
Talisman Energy Inc.	413,920	3,173,441
TransCanada Corp.	309,644	13,241,468

		103,050,822
CHINA — 2.71%
China Petroleum & Chemical Corp. Class H	11,144,400	8,868,890
CNOOC Ltd.	6,965,000	9,845,983
PetroChina Co. Ltd. Class H	9,180,000	10,159,151

		28,874,024
COLOMBIA — 0.16%
Ecopetrol SA ADR[a]	114,226	1,738,520

		1,738,520
FRANCE — 5.06%
Technip SA	49,750	3,011,933
Total SA	1,024,850	50,934,362

		53,946,295

Security	Shares	Value
ITALY — 2.26%
Eni SpA	1,156,588	$20,036,284
Saipem SpA[a,b]	107,858	1,099,896
Tenaris SA	206,761	2,900,120

		24,036,300
JAPAN — 0.88%
INPEX Corp.	457,700	5,058,839
JX Holdings Inc.	1,114,420	4,295,059

		9,353,898
NORWAY — 1.00%
Seadrill Ltd.[a]	159,001	1,493,513
Statoil ASA	457,103	8,099,454
Subsea 7 SA	116,415	1,001,772

		10,594,739
PORTUGAL — 0.14%
Galp Energia SGPS SA	135,718	1,467,085

		1,467,085
SPAIN — 0.75%
Repsol SA	426,656	7,943,389

		7,943,389
UNITED KINGDOM — 14.97%
Amec Foster Wheeler PLC	167,956	2,257,691
BG Group PLC	1,463,844	18,014,816
BP PLC	7,857,316	50,937,535
Cairn Energy PLC[b]	256,710	598,686
Noble Corp. PLC	101,689	1,452,119
Petrofac Ltd.	109,052	1,542,791
Royal Dutch Shell PLC Class A	1,680,953	50,107,161
Royal Dutch Shell PLC Class B	1,057,088	32,938,521
Tullow Oil PLC	379,692	1,596,266

		159,445,586
UNITED STATES — 59.49%
Anadarko Petroleum Corp.	218,104	18,061,192
Apache Corp.	161,787	9,760,610
Baker Hughes Inc.	187,856	11,943,884
Cabot Oil & Gas Corp.	179,299	5,294,699
Cameron International Corp.[b]	84,376	3,807,045
Chesapeake Energy Corp.	220,293	3,119,349
Chevron Corp.	811,721	85,214,471
Cimarex Energy Co.	37,611	4,328,650
ConocoPhillips	531,330	33,080,606
CONSOL Energy Inc.	98,704	2,752,855
Devon Energy Corp.	166,762	10,057,416
Diamond Offshore Drilling Inc.[a]	29,253	783,688

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL ENERGY ETF

March 31, 2015

Security	Shares	Value
Ensco PLC Class A	99,699	$2,100,658
EOG Resources Inc.	236,810	21,713,109
EQT Corp.	66,267	5,491,546
Exxon Mobil Corp.	1,810,900	153,926,500
FMC Technologies Inc.[b]	100,495	3,719,320
Halliburton Co.	366,160	16,067,101
Helmerich & Payne Inc.	45,770	3,115,564
Hess Corp.	104,077	7,063,706
Kinder Morgan Inc./DE	735,902	30,952,038
Marathon Oil Corp.	289,346	7,554,824
Marathon Petroleum Corp.	118,007	12,082,737
Murphy Oil Corp.	71,839	3,347,697
National Oilwell Varco Inc.	177,508	8,873,625
Newfield Exploration Co.[b]	68,058	2,388,155
Noble Energy Inc.	166,165	8,125,468
Occidental Petroleum Corp.	333,723	24,361,779
ONEOK Inc.	89,550	4,319,892
Phillips 66	234,024	18,394,286
Pioneer Natural Resources Co.	64,078	10,477,394
QEP Resources Inc.	68,854	1,435,606
Range Resources Corp.	71,640	3,728,146
Schlumberger Ltd.	550,832	45,961,422
Southwestern Energy Co.[a,b]	164,573	3,816,448
Spectra Energy Corp.	291,933	10,559,217
Tesoro Corp.	53,929	4,923,178
Transocean Ltd.[a]	145,668	2,136,950
Valero Energy Corp.	222,283	14,141,644
Williams Companies Inc. (The)	290,540	14,698,419

		633,680,894

TOTAL COMMON STOCKS
(Cost: $1,196,007,567)		1,057,441,296

PREFERRED STOCKS — 0.51%

BRAZIL — 0.51%
Petroleo Brasileiro SA ADR	885,152	5,390,576

		5,390,576

TOTAL PREFERRED STOCKS
(Cost: $22,624,795)		5,390,576

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	8,222,474	8,222,474

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	475,016	$475,016
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,977,041	1,977,041

		10,674,531

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,674,531)		10,674,531

TOTAL INVESTMENTS IN SECURITIES — 100.78%
(Cost: $1,229,306,893)		1,073,506,403
Other Assets, Less Liabilities — (0.78)%		(8,291,315)

NET ASSETS — 100.00%		$1,065,215,088

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 98.52%

AUSTRALIA — 7.64%
AMP Ltd.	117,754	$579,331
ASX Ltd.	8,282	262,003
Australia & New Zealand Banking Group Ltd.	105,651	2,957,291
Commonwealth Bank of Australia	62,517	4,460,772
Dexus Property Group	35,672	206,567
Goodman Group	58,240	282,527
GPT Group (The)	64,519	225,252
Insurance Australia Group Ltd.	93,821	437,215
Lend Lease Group	20,475	260,281
Macquarie Group Ltd.	12,831	751,538
Medibank Pvt Ltd.[a]	117,845	208,864
Mirvac Group	137,319	210,859
National Australia Bank Ltd.	92,274	2,717,495
Novion Property Group	85,995	164,897
QBE Insurance Group Ltd.	53,599	533,948
Scentre Group	204,295	583,706
Stockland	86,541	297,509
Suncorp Group Ltd.	50,960	525,567
Westfield Corp.	74,074	540,423
Westpac Banking Corp.	119,392	3,591,831

		19,797,876
AUSTRIA — 0.11%
Erste Group Bank AG	11,830	291,399

		291,399
BELGIUM — 0.51%
Ageas	8,645	310,156
Groupe Bruxelles Lambert SA	2,821	233,746
KBC Groep NVa	12,376	765,077

		1,308,979
BRAZIL — 0.15%
Banco do Brasil SA ADR	54,600	390,663

		390,663
CANADA — 5.91%
Bank of Montreal	25,207	1,510,629
Bank of Nova Scotia (The)	46,865	2,351,206
Brookfield Asset Management Inc. Class A	21,294	1,138,931
Canadian Imperial Bank of Commerce/Canada	15,288	1,108,365
Manulife Financial Corp.	75,348	1,279,696
National Bank of Canada	12,831	468,461

Security	Shares	Value
Power Corp. of Canada	13,559	$358,861
Royal Bank of Canada	55,328	3,330,601
Sun Life Financial Inc.	23,478	723,526
Toronto-Dominion Bank (The)	70,980	3,038,157

		15,308,433
CHILE — 0.11%
Banco de Chile ADR	1,962	131,572
Banco Santander Chile ADR	7,280	157,830

		289,402
CHINA — 2.81%
China Construction Bank Corp. Class H	3,185,720	2,646,189
China Life Insurance Co. Ltd. Class H	273,000	1,195,445
Industrial & Commercial Bank of China Ltd. Class H	3,185,000	2,349,811
Ping An Insurance Group Co. of China Ltd. Class H	91,000	1,093,918

		7,285,363
COLOMBIA — 0.08%
Bancolombia SA ADR	5,551	218,321

		218,321
DENMARK — 0.31%
Danske Bank A/S	29,939	789,794

		789,794
FINLAND — 0.35%
Sampo OYJ Class A	18,200	919,090

		919,090
FRANCE — 2.86%
AXA SA	72,982	1,838,465
BNP Paribas SA	40,313	2,449,263
Credit Agricole SA	43,043	632,170
Societe Generale SA	30,849	1,489,938
Unibail-Rodamco SE	3,731	1,005,981

		7,415,817
GERMANY — 2.80%
Allianz SE Registered	17,472	3,037,103
Commerzbank AGa	36,218	499,841
Deutsche Bank AG Registered	52,871	1,837,512
Deutsche Boerse AG	7,553	616,992
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	5,915	1,275,306

		7,266,754

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2015

Security	Shares	Value
HONG KONG — 2.95%
AIA Group Ltd.	455,000	$2,863,905
BOC Hong Kong Holdings Ltd.	136,500	486,805
CK Hutchison Holdings Ltd.	91,000	1,863,886
Hang Seng Bank Ltd.	27,300	494,728
Hong Kong Exchanges and Clearing Ltd.	37,600	921,444
Sun Hung Kai Properties Ltd.	65,000	1,002,702

		7,633,470
IRELAND — 0.15%
Bank of Ireland[a]	1,050,322	399,328
Irish Bank Resolution Corp. Ltd.	47,975	1

		399,329
ITALY — 2.01%
Assicurazioni Generali SpA	52,689	1,036,126
Banca Monte dei Paschi di Siena SpA[a,b]	219,679	145,808
Banco Popolare SCa	14,196	221,989
Intesa Sanpaolo SpA	544,271	1,850,675
Mediobanca SpA	23,114	221,806
UniCredit SpA	212,121	1,442,087
Unione di Banche Italiane SpA	35,399	276,965

		5,195,456
JAPAN — 6.67%
Dai-ichi Life Insurance Co. Ltd. (The)	45,500	662,249
Daiwa House Industry Co. Ltd.	27,300	539,740
Daiwa Securities Group Inc.	91,000	717,832
Mitsubishi Estate Co. Ltd.	55,000	1,278,174
Mitsubishi UFJ Financial Group Inc.	527,800	3,273,086
Mitsui Fudosan Co. Ltd.	41,000	1,206,667
Mizuho Financial Group Inc.	937,300	1,649,898
MS&AD Insurance Group Holdings Inc.	18,200	511,436
Nomura Holdings Inc.	155,200	913,923
ORIX Corp.	54,600	768,748
Resona Holdings Inc.	81,900	407,434
Shinsei Bank Ltd.	91,000	181,355
Sompo Japan Nipponkoa Holdings Inc.	18,200	566,829
Sumitomo Mitsui Financial Group Inc.	54,600	2,094,992
Sumitomo Mitsui Trust Holdings Inc.	182,270	753,094
Sumitomo Realty & Development Co. Ltd.	20,000	721,201

Security	Shares	Value
Tokio Marine Holdings Inc.	27,300	$1,033,155

		17,279,813
MEXICO — 0.27%
Grupo Elektra SAB de CV	2,481	64,253
Grupo Financiero Banorte SAB de CV	109,200	634,517

		698,770
NETHERLANDS — 1.01%
Aegon NV	56,329	444,595
ING Groep NV CVA[a]	147,420	2,160,399

		2,604,994
NORWAY — 0.22%
DNB ASA	35,126	565,304

		565,304
PERU — 0.13%
Credicorp Ltd.	2,457	345,528

		345,528
SINGAPORE — 1.06%
DBS Group Holdings Ltd.[b]	67,500	1,001,895
Oversea-Chinese Banking Corp. Ltd.[b]	127,400	981,715
United Overseas Bank Ltd.	45,500	762,922

		2,746,532
SOUTH KOREA — 0.18%
KB Financial Group Inc. ADR[a]	13,102	460,404

		460,404
SPAIN — 3.01%
Banco Bilbao Vizcaya Argentaria SA	239,357	2,418,508
Banco de Sabadell SA	148,239	362,837
Banco Popular Espanol SA	76,047	372,272
Banco Santander SA	527,911	3,978,472
Bankia SAa	174,538	243,315
CaixaBank SA	89,797	425,791

		7,801,195
SWEDEN — 1.95%
Investment AB Kinnevik Class B	9,191	307,040
Investor AB Class B	17,927	714,457
Nordea Bank AB	121,576	1,484,448
Skandinaviska Enskilda Banken AB Class A	65,247	763,379
Svenska Handelsbanken AB Class A	19,110	862,648
Swedbank AB Class A	38,311	915,567

		5,047,539

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2015

Security	Shares	Value
SWITZERLAND — 3.24%
Baloise Holding AG Registered	1,820	$241,155
Credit Suisse Group AG Registered	54,418	1,466,759
GAM Holding AG	5,642	117,336
Julius Baer Group Ltd.	8,736	438,554
Swiss Life Holding AG Registered	1,274	315,450
Swiss Re AG	13,104	1,269,522
UBS Group AG	138,138	2,605,465
Zurich Insurance Group AG	5,733	1,943,660

		8,397,901
UNITED KINGDOM — 8.14%
3i Group PLC	37,260	266,828
Aberdeen Asset Management PLC	37,492	255,799
Aviva PLC	111,384	892,888
Barclays PLC	586,586	2,112,531
British Land Co. PLC (The)	38,584	476,839
Direct Line Insurance Group PLC	45,591	215,899
Hammerson PLC	29,666	292,861
HSBC Holdings PLC	730,912	6,228,128
Land Securities Group PLC	29,393	546,733
Legal & General Group PLC	231,413	957,082
Lloyds Banking Group PLC[a]	2,024,295	2,352,367
London Stock Exchange Group PLC	9,737	355,438
Man Group PLC	70,343	212,817
Old Mutual PLC	179,816	592,867
Provident Financial PLC	6,097	243,743
Prudential PLC	98,826	2,452,946
Royal Bank of Scotland Group PLC[a]	47,138	237,920
RSA Insurance Group PLC	40,313	251,886
Schroders PLC	4,095	194,529
SEGRO PLC	24,388	150,935
Standard Chartered PLC	78,078	1,267,442
Standard Life PLC	75,050	529,875

		21,088,353
UNITED STATES — 43.89%
ACE Ltd.	12,831	1,430,528
Affiliated Managers Group Inc.[a]	2,129	457,267
Aflac Inc.	17,472	1,118,383
Allstate Corp. (The)	16,079	1,144,342
American Express Co.	34,216	2,672,954
American International Group Inc.	53,690	2,941,675
American Tower Corp.	16,016	1,507,906
Ameriprise Financial Inc.	6,825	892,983
Aon PLC	11,011	1,058,377

Security	Shares	Value
Apartment Investment & Management Co. Class A	5,551	$218,487
Assurant Inc.	2,730	167,649
AvalonBay Communities Inc.	5,005	872,121
Bank of America Corp.	402,584	6,195,768
Bank of New York Mellon Corp. (The)	43,589	1,754,021
BB&T Corp.	27,573	1,075,071
Berkshire Hathaway Inc. Class Ba	69,888	10,086,236
BlackRock Inc.[c]	4,732	1,731,155
Boston Properties Inc.	5,824	818,156
Capital One Financial Corp.	21,476	1,692,738
CBRE Group Inc. Class Aa	10,010	387,487
Charles Schwab Corp. (The)	44,044	1,340,699
Chubb Corp. (The)	9,065	916,472
Cincinnati Financial Corp.	6,188	329,697
Citigroup Inc.	115,752	5,963,543
CME Group Inc./IL	12,376	1,172,131
Comerica Inc.	6,825	308,012
Crown Castle International Corp.	12,740	1,051,560
Discover Financial Services	17,654	994,803
E*TRADE Financial Corp.[a]	11,102	317,018
Equity Residential	13,741	1,069,874
Essex Property Trust Inc.	2,366	543,943
Fifth Third Bancorp	31,395	591,796
Franklin Resources Inc.	14,833	761,230
General Growth Properties Inc.	23,569	696,464
Genworth Financial Inc. Class Aa	18,837	137,698
Goldman Sachs Group Inc. (The)	15,561	2,925,001
Hartford Financial Services Group Inc. (The)	16,471	688,817
HCP Inc.	17,563	758,897
Health Care REIT Inc.	12,649	978,527
Host Hotels & Resorts Inc.	27,573	556,423
Hudson City Bancorp Inc.	19,019	199,319
Huntington Bancshares Inc./OH	32,396	357,976
Intercontinental Exchange Inc.	4,368	1,018,923
Invesco Ltd.	16,380	650,122
Iron Mountain Inc.	6,825	248,976
JPMorgan Chase & Co.	142,688	8,644,039
KeyCorp	33,397	472,902
Kimco Realty Corp.	15,106	405,596
Legg Mason Inc.	3,913	215,998
Leucadia National Corp.	12,831	286,003
Lincoln National Corp.	9,555	549,030

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2015

Security	Shares	Value
Loews Corp.	12,103	$494,166
M&T Bank Corp.	5,096	647,192
Macerich Co. (The)	5,278	445,094
Marsh & McLennan Companies Inc.	20,839	1,168,860
McGraw Hill Financial Inc.	10,283	1,063,262
MetLife Inc.	42,770	2,162,024
Moody’s Corp.	7,189	746,218
Morgan Stanley	58,695	2,094,825
NASDAQ OMX Group Inc. (The)	4,914	250,319
Navient Corp.	16,653	338,555
Northern Trust Corp.	8,918	621,139
People’s United Financial Inc.	13,923	211,630
Plum Creek Timber Co. Inc.	6,370	276,777
PNC Financial Services Group Inc. (The)[c]	19,929	1,858,180
Principal Financial Group Inc.	10,010	514,214
Progressive Corp. (The)	21,112	574,246
Prologis Inc.	18,473	804,684
Prudential Financial Inc.	17,381	1,395,868
Public Storage	5,369	1,058,445
Regions Financial Corp.	51,415	485,872
Simon Property Group Inc.	11,739	2,296,618
SL Green Realty Corp.	2,548	327,112
State Street Corp.	16,016	1,177,656
SunTrust Banks Inc.	19,747	811,404
T Rowe Price Group Inc.	10,283	832,717
Torchmark Corp.	5,331	292,779
Travelers Companies Inc. (The)	12,285	1,328,377
U.S. Bancorp/MN	67,977	2,968,556
Unum Group	9,919	334,568
Ventas Inc.	13,362	975,693
Vornado Realty Trust	6,552	733,824
Wells Fargo & Co.	179,998	9,791,891
Weyerhaeuser Co.	19,656	651,596
XL Group PLC	10,647	391,810
Zions BanCorp.	7,826	211,302

		113,712,266

TOTAL COMMON STOCKS
(Cost: $273,023,274)		255,258,745

PREFERRED STOCKS — 0.93%

BRAZIL — 0.93%
Banco Bradesco SA ADR	114,332	1,061,005

Security	Shares	Value
Itau Unibanco Holding SA ADR	121,758	$1,346,643

		2,407,648

TOTAL PREFERRED STOCKS
(Cost: $3,041,857)		2,407,648

RIGHTS — 0.03%

SPAIN — 0.03%
Banco Bilbao Vizcaya Argentaria SAa	239,357	34,448
Banco de Sabadell SAa	148,239	37,573

		72,021

TOTAL RIGHTS
(Cost: $33,699)		72,021

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	632,614	632,614
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	36,546	36,546
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	180,590	180,590

		849,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $849,750)		849,750

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $276,948,580)		258,588,164
Other Assets, Less Liabilities — 0.19%		504,777

NET ASSETS — 100.00%		$259,092,941

ADR	— American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.72%

AUSTRALIA — 1.20%
Cochlear Ltd.	22,630	$1,565,100
CSL Ltd.	188,480	13,264,296
Ramsay Health Care Ltd.	51,770	2,659,321
Sonic Healthcare Ltd.	166,160	2,594,612

		20,083,329
BELGIUM — 0.22%
UCB SA	49,910	3,610,184

		3,610,184
CANADA — 1.79%
Catamaran Corp.[a,b]	81,840	4,872,275
Valeant Pharmaceuticals International Inc.[a,b]	126,170	24,926,171

		29,798,446
DENMARK — 2.70%
Coloplast A/S Class B	48,360	3,656,895
Novo Nordisk A/S Class B	775,310	41,462,812

		45,119,707
FRANCE — 3.35%
Essilor International SA	77,810	8,925,053
Sanofi	475,540	46,951,390

		55,876,443
GERMANY — 4.42%
Bayer AG Registered	326,740	49,111,064
Fresenius Medical Care AG & Co. KGaA	84,630	7,040,540
Fresenius SE & Co. KGaA	156,240	9,328,097
Merck KGaA	51,770	5,813,081
QIAGEN NVa	96,100	2,422,371

		73,715,153
IRELAND — 3.00%
Endo International PLC[a]	70,060	6,284,382
Medtronic PLC	562,650	43,881,073

		50,165,455
JAPAN — 3.81%
Astellas Pharma Inc.	961,075	15,767,480
Chugai Pharmaceutical Co. Ltd.	80,400	2,537,536
Eisai Co. Ltd.	105,100	7,479,912
Ono Pharmaceutical Co. Ltd.	41,200	4,665,383
Otsuka Holdings Co. Ltd.	248,000	7,774,492
Shionogi & Co. Ltd.	124,000	4,141,088

Security	Shares	Value
Taisho Pharmaceutical Holdings Co. Ltd.	21,100	$1,572,933
Takeda Pharmaceutical Co. Ltd.	310,000	15,507,109
Terumo Corp.	155,000	4,097,144

		63,543,077
NETHERLANDS — 0.52%
Mylan NVa,b	147,560	8,757,686

		8,757,686
SWITZERLAND — 11.38%
Actelion Ltd. Registered[a]	40,300	4,671,863
Lonza Group AG Registered[a]	21,390	2,675,677
Novartis AG Registered	1,070,430	105,962,982
Roche Holding AG	278,070	76,753,389

		190,063,911
UNITED KINGDOM — 6.17%
AstraZeneca PLC	493,520	33,895,172
GlaxoSmithKline PLC	1,925,410	44,188,904
Shire PLC	235,600	18,764,004
Smith & Nephew PLC	361,150	6,133,299

		102,981,379
UNITED STATES — 61.16%
Abbott Laboratories	596,130	27,618,703
AbbVie Inc.	630,540	36,911,812
Actavis PLC[a]	154,070	45,854,328
Aetna Inc.	138,570	14,761,862
Agilent Technologies Inc.	134,230	5,577,256
Alexion Pharmaceuticals Inc.[a]	79,980	13,860,534
AmerisourceBergen Corp.	82,150	9,337,990
Amgen Inc.	300,080	47,967,788
Anthem Inc.	105,090	16,226,947
Baxter International Inc.	216,380	14,822,030
Becton Dickinson and Co.	82,460	11,840,502
Biogen Inc.[a]	92,690	39,137,426
Boston Scientific Corp.[a]	524,210	9,304,727
Bristol-Myers Squibb Co.	657,200	42,389,400
Cardinal Health Inc.	130,200	11,753,154
Celgene Corp.[a]	315,890	36,415,799
Cerner Corp.[a]	119,350	8,743,581
Cigna Corp.	101,680	13,161,459
CR Bard Inc.	29,450	4,928,458
DaVita HealthCare Partners Inc.[a]	68,820	5,593,690
DENTSPLY International Inc.	55,490	2,823,886
Edwards Lifesciences Corp.[a,b]	42,780	6,094,439
Eli Lilly & Co.	387,190	28,129,353

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2015

Security	Shares	Value
Express Scripts Holding Co.[a]	286,750	$24,881,297
Gilead Sciences Inc.[a]	588,690	57,768,150
HCA Holdings Inc.[a]	118,730	8,932,058
Henry Schein Inc.[a]	32,860	4,587,913
Hospira Inc.[a]	67,890	5,963,458
Humana Inc.	58,900	10,485,378
Intuitive Surgical Inc.[a]	14,570	7,358,287
Johnson & Johnson	1,099,880	110,647,928
Laboratory Corp. of America Holdings[a]	39,370	4,964,163
Mallinckrodt PLC[a]	45,880	5,810,702
McKesson Corp.	91,760	20,756,112
Merck & Co. Inc.	1,122,820	64,539,694
Patterson Companies Inc.	33,790	1,648,614
PerkinElmer Inc.	45,880	2,346,303
Perrigo Co. PLC	56,110	9,289,010
Pfizer Inc.	2,424,200	84,337,918
Quest Diagnostics Inc.	57,350	4,407,348
Regeneron Pharmaceuticals Inc.[a,b]	29,140	13,156,127
St. Jude Medical Inc.	111,910	7,318,914
Stryker Corp.	118,420	10,924,245
Tenet Healthcare Corp.[a]	39,370	1,949,209
Thermo Fisher Scientific Inc.	157,170	21,114,218
UnitedHealth Group Inc.	376,030	44,480,589
Universal Health Services Inc. Class B	35,960	4,232,852
Varian Medical Systems Inc.[a]	39,370	3,704,323
Vertex Pharmaceuticals Inc.[a]	95,480	11,263,776
Waters Corp.[a]	33,170	4,123,694
Zimmer Holdings Inc.	66,960	7,869,139
Zoetis Inc.	197,470	9,140,886

		1,021,257,429

TOTAL COMMON STOCKS
(Cost: $1,243,332,300)		1,664,972,199

SHORT-TERM INVESTMENTS — 2.29%

MONEY MARKET FUNDS — 2.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	34,748,771	34,748,771
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	2,007,451	2,007,451

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,475,709	$1,475,709

		38,231,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,231,931)		38,231,931

TOTAL INVESTMENTS IN SECURITIES — 102.01%
(Cost: $1,281,564,231)		1,703,204,130
Other Assets, Less Liabilities — (2.01)%		(33,517,536)

NET ASSETS — 100.00%		$1,669,686,594

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.53%

AUSTRALIA — 1.51%
Asciano Ltd.	70,716	$342,509
Aurizon Holdings Ltd.	155,987	577,956
Brambles Ltd.	112,464	989,763
Sydney Airport	158,969	629,082
Toll Holdings Ltd.	48,919	331,113
Transurban Group	136,320	992,470

		3,862,893
BRAZIL — 0.17%
Embraer SA ADR	14,413	443,200

		443,200
CANADA — 2.52%
Bombardier Inc. Class Ba	106,784	210,786
Canadian National Railway Co.	58,007	3,884,843
Canadian Pacific Railway Ltd.	11,005	2,015,049
SNC-Lavalin Group Inc.	11,005	341,750

		6,452,428
CHILE — 0.09%
LATAM Airlines Group SA ADR[a,b]	28,755	231,765

		231,765
DENMARK — 0.83%
AP Moeller — Maersk A/S Class B	502	1,049,322
DSV A/S	12,638	392,984
Vestas Wind Systems A/S	16,117	667,062

		2,109,368
FINLAND — 0.81%
Kone OYJ Class B	28,968	1,284,288
Metso OYJ	9,585	279,696
Wartsila OYJ Abp	11,147	493,480

		2,057,464
FRANCE — 5.55%
Airbus Group NV	43,878	2,848,232
Alstom SAb	15,691	484,162
Bouygues SA	13,135	515,469
Cie. de Saint-Gobain	35,784	1,571,677
Edenred	14,342	357,588
Legrand SA	18,744	1,013,397
Safran SA	23,359	1,630,691
Schneider Electric SE	41,961	3,260,532
Thales SA	6,887	382,406
Vallourec SA	8,804	214,876
Vinci SA	33,157	1,895,553

		14,174,583

Security	Shares	Value
GERMANY — 4.05%
Brenntag AG	11,076	$663,300
Deutsche Lufthansa AG Registered	17,253	242,369
Deutsche Post AG Registered	68,728	2,147,614
GEA Group AG	12,567	607,903
MAN SE	2,059	216,714
Osram Licht AG	6,177	307,158
Siemens AG Registered	57,084	6,173,735

		10,358,793
HONG KONG — 0.83%
Hutchison Whampoa Ltd.	153,000	2,123,397

		2,123,397
IRELAND — 1.18%
Allegion PLC	6,745	412,591
Pentair PLC	13,064	821,595
Ryanair Holdings PLC ADR	7,313	488,289
Tyco International PLC	30,246	1,302,393

		3,024,868
ITALY — 0.66%
Atlantia SpA	29,252	768,137
CNH Industrial NV	70,148	574,083
Finmeccanica SpA[b]	28,045	333,733

		1,675,953
JAPAN — 15.18%
ANA Holdings Inc.	213,000	571,552
Asahi Glass Co. Ltd.	71,000	466,525
Central Japan Railway Co.	14,200	2,574,768
Dai Nippon Printing Co. Ltd.	47,000	457,753
Daikin Industries Ltd.	21,300	1,429,058
East Japan Railway Co.	28,400	2,282,893
FANUC Corp.	14,200	3,108,193
ITOCHU Corp.	120,700	1,309,911
Japan Airlines Co. Ltd.	28,400	885,687
JGC Corp.	19,000	378,416
Kajima Corp.	71,000	330,356
Kawasaki Heavy Industries Ltd.	142,000	718,732
Kintetsu Corp.	142,000	522,176
Komatsu Ltd.	71,000	1,398,687
Kubota Corp.	84,000	1,332,933
LIXIL Group Corp.	21,300	505,659
Makita Corp.	8,400	437,073
Marubeni Corp.	113,600	659,292
Mitsubishi Corp.	113,600	2,292,840
Mitsubishi Electric Corp.	145,000	1,727,184

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2015

Security	Shares	Value
Mitsubishi Heavy Industries Ltd.	243,000	$1,341,996
Mitsui & Co. Ltd.	127,800	1,717,854
Mitsui OSK Lines Ltd.	71,000	241,551
NGK Insulators Ltd.	19,000	406,379
Nidec Corp.	18,000	1,198,799
Nippon Express Co. Ltd.	71,000	397,849
Nippon Yusen KK	142,000	409,689
NSK Ltd.	33,000	483,752
Obayashi Corp.	71,000	461,789
Odakyu Electric Railway Co. Ltd.	71,000	725,245
Secom Co. Ltd.	14,200	950,219
Shimizu Corp.	71,000	481,326
SMC Corp./Japan	4,800	1,434,697
Sumitomo Corp.	78,100	837,169
Taisei Corp.	71,000	401,993
Tokyu Corp.	71,000	440,475
Toppan Printing Co. Ltd.	71,000	548,226
Toshiba Corp.	292,000	1,227,654
TOTO Ltd.	20,000	297,686
West Japan Railway Co.	14,200	746,321
Yamato Holdings Co. Ltd.	28,400	656,450

		38,796,807
MEXICO — 0.22%
Alfa SAB de CVb	276,900	559,825

		559,825
NETHERLANDS — 1.09%
Koninklijke Philips NV	66,953	1,900,156
PostNL NVb	32,731	139,276
Randstad Holding NV	9,017	546,967
TNT Express NV	32,589	207,238

		2,793,637
SINGAPORE — 0.73%
Jardine Matheson Holdings Ltd.[a]	18,600	1,175,520
Keppel Corp. Ltd.[a]	106,500	698,768

		1,874,288
SPAIN — 0.84%
Abertis Infraestructuras SA	27,761	501,941
ACS Actividades de Construccion y Servicios SA	13,915	493,175
Ferrovial SA	29,749	632,618
International Consolidated Airlines Group SAb	59,356	531,328

		2,159,062

Security	Shares	Value
SWEDEN — 3.17%
Alfa Laval AB	22,507	$442,360
Assa Abloy AB Class B	24,069	1,434,531
Atlas Copco AB Class A	47,073	1,524,514
Atlas Copco AB Class B	26,625	786,952
Sandvik AB	80,088	895,691
Securitas AB Class B	20,235	290,243
Skanska AB Class B	27,690	620,967
SKF AB Class B	27,264	704,358
Volvo AB Class B	115,020	1,391,062

		8,090,678
SWITZERLAND — 2.79%
ABB Ltd. Registered[b]	154,851	3,288,969
Adecco SA Registered[b]	12,141	1,012,479
Geberit AG Registered	2,698	1,013,868
Kuehne + Nagel International AG Registered	4,118	612,634
Schindler Holding AG Participation Certificates	3,124	520,399
SGS SA Registered	355	679,811

		7,128,160
UNITED KINGDOM — 5.13%
Aggreko PLC	18,730	424,578
Ashtead Group PLC	36,139	581,548
Babcock International Group PLC	35,429	517,792
BAE Systems PLC	228,478	1,775,586
Bunzl PLC	22,507	611,768
Capita PLC	47,357	784,565
Cobham PLC	78,526	354,612
easyJet PLC	18,393	513,869
Experian PLC	74,621	1,237,356
FirstGroup PLC[b]	87,472	118,101
G4S PLC	112,606	494,470
Hays PLC	98,548	223,246
IMI PLC	20,022	378,964
Intertek Group PLC	11,502	426,527
Rentokil Initial PLC	130,143	264,101
Rolls-Royce Holdings PLC[b]	134,616	1,904,452
Smiths Group PLC	28,542	473,704
Travis Perkins PLC	17,608	509,712
Weir Group PLC (The)	15,549	392,633
Wolseley PLC	19,170	1,136,323

		13,123,907

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2015

Security	Shares	Value
UNITED STATES — 52.18%
3M Co.	45,440	$7,495,328
ADT Corp. (The)	12,354	512,938
American Airlines Group Inc.	51,306	2,707,931
AMETEK Inc.	17,253	906,473
Boeing Co. (The)	46,860	7,032,749
Caterpillar Inc.	43,594	3,488,828
CH Robinson Worldwide Inc.	10,508	769,396
Cintas Corp.	6,816	556,390
CSX Corp.	71,071	2,353,871
Cummins Inc.	12,141	1,683,228
Danaher Corp.	43,736	3,713,186
Deere & Co.	24,282	2,129,289
Delta Air Lines Inc.	59,285	2,665,454
Dover Corp.	11,786	814,648
Dun & Bradstreet Corp. (The)	2,556	328,088
Eaton Corp. PLC	34,080	2,315,395
Emerson Electric Co.	49,345	2,793,914
Equifax Inc.	8,449	785,757
Expeditors International of Washington Inc.	13,632	656,790
Fastenal Co.	19,525	809,018
FedEx Corp.	18,886	3,124,689
Flowserve Corp.	9,727	549,478
Fluor Corp.	10,792	616,871
General Dynamics Corp.	22,507	3,054,875
General Electric Co.	721,502	17,900,465
Honeywell International Inc.	56,090	5,850,748
Illinois Tool Works Inc.	24,921	2,420,826
Ingersoll-Rand PLC	18,815	1,280,925
Jacobs Engineering Group Inc.[b]	9,301	420,033
Joy Global Inc.	7,171	280,960
Kansas City Southern	7,952	811,740
L-3 Communications Holdings Inc.	5,893	741,280
Lockheed Martin Corp.	19,170	3,890,743
Masco Corp.	24,992	667,286
Nielsen NV	22,649	1,009,466
Norfolk Southern Corp.	22,081	2,272,577
Northrop Grumman Corp.	14,129	2,274,204
PACCAR Inc.	25,489	1,609,375
Pall Corp.	7,526	755,535
Parker-Hannifin Corp.	10,224	1,214,407
Pitney Bowes Inc.	14,697	342,734
Precision Castparts Corp.	10,153	2,132,130
Quanta Services Inc.[b]	15,336	437,536

Security	Shares	Value
Raytheon Co.	21,939	$2,396,836
Republic Services Inc.	17,679	717,060
Robert Half International Inc.	9,514	575,787
Rockwell Automation Inc.	9,798	1,136,470
Rockwell Collins Inc.	9,372	904,867
Roper Industries Inc.	7,171	1,233,412
Ryder System Inc.	3,834	363,808
Snap-on Inc.	4,047	595,152
Southwest Airlines Co.	48,493	2,148,240
Stanley Black & Decker Inc.	11,147	1,062,978
Stericycle Inc.[b]	5,893	827,554
Textron Inc.	19,809	878,133
Union Pacific Corp.	63,190	6,844,109
United Parcel Service Inc. Class B	49,842	4,831,683
United Rentals Inc.[b]	6,958	634,291
United Technologies Corp.	59,214	6,939,881
Waste Management Inc.	30,317	1,644,091
WW Grainger Inc.[a]	4,260	1,004,551
Xylem Inc./NY	13,064	457,501

		133,373,958

TOTAL COMMON STOCKS
(Cost: $234,527,423)		254,415,034

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,912,595	1,912,595
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	110,491	110,491
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	227,128	227,128

		2,250,214

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,250,214)		2,250,214

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $236,777,637)	$256,665,248
Other Assets, Less Liabilities — (0.41)%	(1,053,196)

NET ASSETS — 100.00%	$255,612,052

ADR	— American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® GLOBAL MATERIALS ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 98.51%

AUSTRALIA — 7.81%
Amcor Ltd./Australia	225,548	$2,419,196
BHP Billiton Ltd.	599,917	14,221,256
Fortescue Metals Group Ltd.[a]	317,643	475,620
Incitec Pivot Ltd.	313,236	973,938
James Hardie Industries PLC	82,264	959,024
Newcrest Mining Ltd.[b]	142,832	1,458,888
Orica Ltd.	68,704	1,050,253
Rio Tinto Ltd.	81,699	3,571,951

		25,130,126
AUSTRIA — 0.23%
Voestalpine AG	20,340	744,810

		744,810
BELGIUM — 0.77%
Solvay SA	11,074	1,600,267
Umicore SA	21,018	877,651

		2,477,918
BRAZIL — 0.07%
Cia. Siderurgica Nacional SA ADR[a]	134,922	226,669

		226,669
CANADA — 6.14%
Agnico Eagle Mines Ltd.	40,228	1,117,744
Agrium Inc.	26,894	2,803,007
Barrick Gold Corp.	218,429	2,388,663
Eldorado Gold Corp.	134,131	615,319
First Quantum Minerals Ltd.	111,531	1,351,757
Goldcorp Inc.	152,324	2,756,625
Kinross Gold Corp.[b]	214,361	475,606
Potash Corp. of Saskatchewan Inc.	155,488	5,012,693
Silver Wheaton Corp.	75,484	1,433,987
Teck Resources Ltd. Class B	86,784	1,190,925
Yamana Gold Inc.	175,263	628,262

		19,774,588
CHILE — 0.31%
Empresas CMPC SA	251,312	690,000
Sociedad Quimica y Minera de Chile SA ADR	17,289	315,524

		1,005,524
DENMARK — 0.63%
Novozymes A/S Class B	44,070	2,014,701

		2,014,701

Security	Shares	Value
FINLAND — 0.94%
Stora Enso OYJ Class R	105,655	$1,088,210
UPM-Kymmene OYJ	100,005	1,946,185

		3,034,395
FRANCE — 4.16%
Air Liquide SA	64,410	8,287,323
ArcelorMittal[a]	189,162	1,782,728
Arkema SA	13,605	1,077,325
Lafarge SA	34,804	2,255,852

		13,403,228
GERMANY — 9.43%
BASF SE	171,647	17,061,483
HeidelbergCement AG	26,329	2,087,150
K+S AG Registered	32,431	1,059,207
Lanxess AG	17,063	909,411
Linde AG	34,804	7,089,019
ThyssenKrupp AG	81,699	2,144,042

		30,350,312
IRELAND — 1.24%
CRH PLC	152,889	3,978,632

		3,978,632
JAPAN — 9.70%
Asahi Kasei Corp.	249,000	2,385,666
JFE Holdings Inc.	101,700	2,250,672
JSR Corp.	33,900	588,816
Kobe Steel Ltd.	678,000	1,255,084
Kuraray Co. Ltd.	56,500	766,525
Mitsubishi Chemical Holdings Corp.	282,500	1,645,649
Mitsubishi Materials Corp.	226,000	761,343
Mitsui Chemicals Inc.	226,000	727,421
Nippon Paint Holdings Co. Ltd.	41,600	1,526,287
Nippon Steel & Sumitomo Metal Corp.	1,808,290	4,561,249
Nitto Denko Corp.	30,800	2,062,322
Oji Holdings Corp.	182,000	746,667
Shin-Etsu Chemical Co. Ltd.	75,100	4,915,864
Sumitomo Chemical Co. Ltd.	317,000	1,633,571
Sumitomo Metal Mining Co. Ltd.	113,000	1,656,956
Taiheiyo Cement Corp.	226,000	691,616
Toray Industries Inc.	305,000	2,561,059
Toyo Seikan Group Holdings Ltd.	33,900	498,076

		31,234,843

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL MATERIALS ETF

March 31, 2015

Security	Shares	Value
MEXICO — 0.68%
Cemex SAB de CV CPO[b]	2,293,907	$2,178,830

		2,178,830
NETHERLANDS — 1.66%
Akzo Nobel NV	45,426	3,435,616
Koninklijke DSM NV	33,900	1,892,155

		5,327,771
NORWAY — 0.94%
Norsk Hydro ASA	254,024	1,336,139
Yara International ASA	33,335	1,695,890

		3,032,029
PERU — 0.45%
Cia. de Minas Buenaventura SA ADR	34,465	349,131
Southern Copper Corp.	37,629	1,098,014

		1,447,145
SOUTH KOREA — 1.54%
LG Chem Ltd.	8,136	1,657,340
POSCO	14,981	3,301,505

		4,958,845
SWEDEN — 0.48%
Boliden AB	50,737	1,008,380
Holmen AB Class B	9,605	324,100
SSAB AB Class Aa,b	41,697	205,196

		1,537,676
SWITZERLAND — 4.13%
Clariant AG Registered	53,788	1,076,535
Givaudan SA Registered	1,727	3,132,888
Holcim Ltd. Registered	42,149	3,152,604
Syngenta AG Registered	17,402	5,924,886

		13,286,913
TAIWAN — 2.47%
China Steel Corp.	2,287,161	1,900,485
Formosa Chemicals & Fibre Corp.	678,100	1,556,011
Formosa Plastics Corp.	904,720	2,194,575
Nan Ya Plastics Corp.	1,041,940	2,314,312

		7,965,383
UNITED KINGDOM — 11.16%
Anglo American PLC	259,561	3,899,424
Antofagasta PLC	71,416	776,575
BHP Billiton PLC	395,161	8,643,800
Glencore PLC	2,070,951	8,789,507
Johnson Matthey PLC	38,307	1,925,509
Randgold Resources Ltd.	17,289	1,204,484

Security	Shares	Value
Rexam PLC	131,784	$1,132,718
Rio Tinto PLC	232,102	9,551,083

		35,923,100
UNITED STATES — 33.57%
Air Products & Chemicals Inc.	36,047	5,453,190
Airgas Inc.	12,543	1,330,938
Alcoa Inc.	228,486	2,952,039
Allegheny Technologies Inc.	20,114	603,621
Avery Dennison Corp.	17,063	902,803
Ball Corp.	25,764	1,819,969
CF Industries Holdings Inc.	8,927	2,532,411
Dow Chemical Co. (The)	203,513	9,764,554
Eastman Chemical Co.	27,685	1,917,463
Ecolab Inc.	50,398	5,764,523
EI du Pont de Nemours & Co.	169,500	12,114,165
FMC Corp.	24,747	1,416,766
Freeport-McMoRan Inc.	193,682	3,670,274
International Flavors & Fragrances Inc.	15,142	1,777,671
International Paper Co.	79,100	4,389,259
LyondellBasell Industries NV Class A	74,015	6,498,517
Martin Marietta Materials Inc.	11,526	1,611,335
MeadWestvaco Corp.	31,188	1,555,346
Monsanto Co.	90,400	10,173,616
Mosaic Co. (The)	58,986	2,716,895
Newmont Mining Corp.	93,112	2,021,462
Nucor Corp.	59,551	2,830,459
Owens-Illinois Inc.[b]	30,623	714,128
PPG Industries Inc.	25,538	5,759,841
Praxair Inc.	54,127	6,535,294
Sealed Air Corp.	39,324	1,791,601
Sherwin-Williams Co. (The)	15,029	4,275,751
Sigma-Aldrich Corp.	22,261	3,077,583
Vulcan Materials Co.	24,634	2,076,646

		108,048,120

TOTAL COMMON STOCKS
(Cost: $379,047,368)		317,081,558

PREFERRED STOCKS — 0.73%

BRAZIL — 0.73%
Gerdau SA ADR	166,901	534,083

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® GLOBAL MATERIALS ETF

March 31, 2015

Security	Shares	Value
Vale SA ADR	377,646	$1,831,583

		2,365,666

TOTAL PREFERRED STOCKS
(Cost: $13,252,832)		2,365,666

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	2,572,240	2,572,240
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	148,599	148,599
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	353,319	353,319

		3,074,158

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,074,158)		3,074,158

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $395,374,358)		322,521,382
Other Assets, Less Liabilities — (0.20)%		(633,630)

NET ASSETS — 100.00%		$321,887,752

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL TECH ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.77%

AUSTRALIA — 0.11%
Computershare Ltd.	99,369	$965,613

		965,613
BRAZIL — 0.21%
Cielo SA	18,600	265,897
Cielo SA ADR	109,584	1,559,380

		1,825,277
CANADA — 0.35%
BlackBerry Ltd.[a,b]	91,317	814,030
CGI Group Inc. Class Aa,b	53,436	2,266,547

		3,080,577
CHINA — 2.20%
Tencent Holdings Ltd.	1,024,800	19,456,931

		19,456,931
FINLAND — 0.60%
Nokia OYJ	699,609	5,342,311

		5,342,311
FRANCE — 0.82%
Alcatel-Lucent[a,b]	535,824	2,025,671
Cap Gemini SA	28,548	2,341,546
Dassault Systemes	25,620	1,737,352
STMicroelectronics NV New	125,538	1,171,653

		7,276,222
GERMANY — 1.76%
Infineon Technologies AG	215,025	2,570,326
SAP SE	179,889	13,046,845

		15,617,171
JAPAN — 5.90%
Canon Inc.	219,800	7,785,786
FUJIFILM Holdings Corp.	91,500	3,262,871
Fujitsu Ltd.	366,000	2,499,817
Hirose Electric Co. Ltd.	5,355	693,906
Hitachi Ltd.	915,000	6,280,825
Hoya Corp.	73,200	2,940,513
Keyence Corp.	8,260	4,518,291
Konica Minolta Inc.	109,800	1,117,914
Kyocera Corp.	73,200	4,023,635
Murata Manufacturing Co. Ltd.	40,500	5,584,052
NEC Corp.	480,000	1,412,883
Nintendo Co. Ltd.	21,500	3,168,751
NTT Data Corp.	18,300	798,074
Ricoh Co. Ltd.	146,400	1,596,758

Security	Shares	Value
Rohm Co. Ltd.	18,300	$1,255,860
TDK Corp.	24,100	1,716,189
Tokyo Electron Ltd.	36,600	2,558,109
Yahoo Japan Corp.	237,900	983,935

		52,198,169
NETHERLANDS — 1.10%
ASML Holding NV	83,265	8,476,746
Gemalto NVb	15,372	1,224,511

		9,701,257
SOUTH KOREA — 3.84%
Samsung Electronics Co. Ltd.	22,692	29,473,317
SK Hynix Inc.	109,251	4,485,451

		33,958,768
SPAIN — 0.41%
Amadeus IT Holding SA Class A	85,095	3,652,024

		3,652,024
SWEDEN — 1.02%
Hexagon AB Class B	49,410	1,756,612
Telefonaktiebolaget LM Ericsson Class B	579,378	7,282,492

		9,039,104
TAIWAN — 3.35%
Delta Electronics Inc.	366,000	2,310,163
Hon Hai Precision Industry Co. Ltd.	2,379,423	6,965,649
MediaTek Inc.	293,000	3,965,660
Taiwan Semiconductor Manufacturing Co. Ltd.	3,527,600	16,403,509

		29,644,981
UNITED KINGDOM — 0.66%
ARM Holdings PLC	267,729	4,391,756
Sage Group PLC (The)	211,731	1,466,908

		5,858,664
UNITED STATES — 77.44%
Accenture PLC Class A	119,133	11,161,571
Adobe Systems Inc.[a]	90,036	6,657,262
Akamai Technologies Inc.[a]	33,855	2,405,228
Alliance Data Systems Corp.[a]	12,078	3,578,107
Altera Corp.	58,011	2,489,252
Amphenol Corp. Class A	58,743	3,461,725
Analog Devices Inc.	59,109	3,723,867
Apple Inc.	1,108,431	137,922,069
Applied Materials Inc.	231,312	5,218,399
Autodesk Inc.[a]	43,188	2,532,544
Automatic Data Processing Inc.	91,500	7,836,060

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® GLOBAL TECH ETF

March 31, 2015

Security	Shares	Value
Avago Technologies Ltd.	47,946	$6,088,183
Broadcom Corp. Class A	102,297	4,428,949
CA Inc.	61,122	1,993,188
Cisco Systems Inc.	970,998	26,726,720
Citrix Systems Inc.[a]	30,561	1,951,931
Cognizant Technology Solutions Corp. Class Aa	115,656	7,215,778
Computer Sciences Corp.	26,718	1,744,151
Corning Inc.	243,390	5,520,085
eBay Inc.[a]	209,535	12,085,979
Electronic Arts Inc.[a]	59,109	3,476,496
EMC Corp./MA	382,287	9,771,256
Equinix Inc.	10,797	2,514,081
F5 Networks Inc.[a]	14,091	1,619,620
Facebook Inc. Class Aa	396,927	32,633,353
Fidelity National Information Services Inc.	53,985	3,674,219
First Solar Inc.[a]	14,274	853,442
Fiserv Inc.[a]	46,299	3,676,141
FLIR Systems Inc.	26,901	841,463
Google Inc. Class Aa	54,168	30,046,990
Google Inc. Class Ca	53,985	29,583,780
Harris Corp.	19,947	1,571,026
Hewlett-Packard Co.	345,687	10,771,607
Intel Corp.	901,275	28,182,869
International Business Machines Corp.	174,765	28,049,782
Intuit Inc.	53,436	5,181,155
Juniper Networks Inc.	68,808	1,553,685
KLA-Tencor Corp.	31,293	1,824,069
Lam Research Corp.	30,195	2,120,746
Linear Technology Corp.	45,201	2,115,407
MasterCard Inc. Class A	186,111	16,078,129
Microchip Technology Inc.	38,247	1,870,278
Micron Technology Inc.[a]	203,862	5,530,776
Microsoft Corp.	1,561,173	63,469,488
Motorola Solutions Inc.	36,234	2,415,721
NetApp Inc.	59,292	2,102,494
NVIDIA Corp.	98,271	2,056,321
Oracle Corp.	609,939	26,318,868
Paychex Inc.	62,037	3,077,966
QUALCOMM Inc.	313,845	21,762,012
Red Hat Inc.[a]	35,685	2,703,139
salesforce.com inc.[a]	111,447	7,445,774
SanDisk Corp.	40,443	2,572,984

Security	Shares	Value
Seagate Technology PLC	62,220	$3,237,307
Skyworks Solutions Inc.	36,234	3,561,440
Symantec Corp.	131,394	3,070,021
TE Connectivity Ltd.	77,226	5,530,926
Teradata Corp.[a,b]	29,097	1,284,342
Texas Instruments Inc.	200,568	11,469,481
Total System Services Inc.	31,476	1,200,809
VeriSign Inc.[a,b]	20,679	1,384,873
Visa Inc. Class Ab	371,124	24,275,221
Western Digital Corp.	41,541	3,780,646
Western Union Co. (The)	99,369	2,067,869
Xerox Corp.	204,228	2,624,330
Xilinx Inc.	50,325	2,128,747
Yahoo! Inc.[a]	167,262	7,432,287

		685,254,484

TOTAL COMMON STOCKS
(Cost: $667,771,948)		882,871,553

SHORT-TERM INVESTMENTS — 1.77%

MONEY MARKET FUNDS — 1.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	14,315,161	14,315,161
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	826,993	826,993
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	520,683	520,683

		15,662,837

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,662,837)		15,662,837

TOTAL INVESTMENTS IN SECURITIES — 101.54%
(Cost: $683,434,785)		898,534,390
Other Assets, Less Liabilities — (1.54)%		(13,629,885)

NET ASSETS — 100.00%		$884,904,505

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL TELECOM ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.42%

AUSTRALIA — 4.92%
Telstra Corp. Ltd.	4,784,923	$23,065,842

		23,065,842
BELGIUM — 0.41%
Belgacom SA	54,468	1,905,592

		1,905,592
CANADA — 5.66%
BCE Inc.	329,562	13,952,716
Rogers Communications Inc. Class B	142,902	4,784,086
TELUS Corp.	235,526	7,823,591

		26,560,393
CHINA — 6.05%
China Mobile Ltd.	2,172,000	28,350,959

		28,350,959
DENMARK — 0.48%
TDC A/S	317,184	2,270,811

		2,270,811
FRANCE — 3.11%
Orange SA	908,208	14,597,087

		14,597,087
GERMANY — 4.75%
Deutsche Telekom AG Registered	1,215,279	22,253,817

		22,253,817
ITALY — 0.96%
Telecom Italia SpA[a]	3,841,065	4,504,830

		4,504,830
JAPAN — 10.33%
Nippon Telegraph & Telephone Corp.	274,300	16,918,883
NTT DOCOMO Inc.	550,800	9,578,432
SoftBank Corp.	377,200	21,954,188

		48,451,503
MEXICO — 3.44%
America Movil SAB de CV	15,682,580	16,120,859

		16,120,859
NETHERLANDS — 0.91%
Koninklijke KPN NV	1,261,944	4,281,479

		4,281,479
NORWAY — 1.17%
Telenor ASA	271,728	5,492,486

		5,492,486

Security	Shares	Value
SINGAPORE — 2.06%
Singapore Telecommunications Ltd.	3,029,950	$9,674,988

		9,674,988
SPAIN — 4.68%
Telefonica SA	1,542,393	21,965,582

		21,965,582
SWEDEN — 1.86%
Millicom International Cellular SA SDR	24,939	1,804,481
Tele2 AB Class B	115,821	1,384,633
TeliaSonera AB	867,204	5,510,495

		8,699,609
SWITZERLAND — 1.08%
Swisscom AG Registered	8,721	5,068,470

		5,068,470
TAIWAN — 0.97%
Chunghwa Telecom Co. Ltd. ADR[b]	141,273	4,530,625

		4,530,625
UNITED KINGDOM — 11.77%
BT Group PLC	3,270,834	21,267,338
Vodafone Group PLC	10,368,150	33,930,627

		55,197,965
UNITED STATES — 34.81%
AT&T Inc.	2,026,369	66,160,948
CenturyLink Inc.	222,768	7,696,634
Frontier Communications Corp.	393,822	2,776,445
Level 3 Communications Inc.[a]	111,996	6,029,865
Verizon Communications Inc.	1,620,102	78,785,560
Windstream Holdings Inc.	238,527	1,765,100

		163,214,552

TOTAL COMMON STOCKS
(Cost: $491,026,031)		466,207,449

RIGHTS — 0.05%

SPAIN — 0.05%
Telefonica SAa	1,542,393	248,480

		248,480

TOTAL RIGHTS
(Cost: $0)		248,480

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® GLOBAL TELECOM ETF

March 31, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.01%

MONEY MARKET FUNDS — 1.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	4,224,258	$4,224,258
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	244,037	244,037
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	269,161	269,161

		4,737,456

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,737,456)		4,737,456

TOTAL INVESTMENTS IN SECURITIES — 100.48%
(Cost: $495,763,487)		471,193,385
Other Assets, Less Liabilities — (0.48)%		(2,244,026)

NET ASSETS — 100.00%		$468,949,359

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL UTILITIES ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.43%

AUSTRALIA — 1.51%
AGL Energy Ltd.	121,760	$1,413,882
APA Group	201,840	1,395,471

		2,809,353
BRAZIL — 0.35%
CPFL Energia SA ADR	51,040	649,229

		649,229
CANADA — 1.07%
Fortis Inc./Canada	49,920	1,520,658
TransAlta Corp.	50,480	468,330

		1,988,988
CHILE — 1.09%
Empresa Nacional de Electricidad SA/Chile ADR	19,760	890,188
Enersis SA ADR	69,760	1,134,298

		2,024,486
FINLAND — 0.89%
Fortum OYJ	78,960	1,658,747

		1,658,747
FRANCE — 5.09%
Electricite de France SA	54,160	1,299,469
GDF Suez	276,160	5,458,845
Suez Environnement Co.	63,040	1,084,972
Veolia Environnement SA	86,880	1,643,639

		9,486,925
GERMANY — 4.11%
E.ON SE	363,520	5,420,987
RWE AG	87,840	2,243,408

		7,664,395
HONG KONG — 4.42%
CLP Holdings Ltd.	352,000	3,075,951
Hong Kong & China Gas Co. Ltd.	1,170,015	2,707,330
Power Assets Holdings Ltd.	240,500	2,459,890

		8,243,171
ITALY — 4.47%
Enel SpA	1,179,920	5,337,588
Snam SpA	385,869	1,873,193
Terna Rete Elettrica Nazionale SpA	254,320	1,119,872

		8,330,653
JAPAN — 4.58%
Chubu Electric Power Co. Inc.	128,000	1,530,557

Security	Shares	Value
Kansai Electric Power Co. Inc. (The)[a]	144,000	$1,376,660
Kyushu Electric Power Co. Inc.[a]	88,000	854,868
Osaka Gas Co. Ltd.	385,000	1,613,838
Tokyo Electric Power Co. Inc.[a]	136,000	515,989
Tokyo Gas Co. Ltd.	418,000	2,635,744

		8,527,656
PORTUGAL — 0.95%
EDP — Energias de Portugal SA	471,920	1,766,344

		1,766,344
SPAIN — 5.97%
Acciona SAa	4,800	370,040
Enagas SA	44,352	1,268,494
Gas Natural SDG SA	65,440	1,469,959
Iberdrola SA	973,360	6,274,421
Red Electrica Corp. SA	21,352	1,736,873

		11,119,787
UNITED KINGDOM — 10.68%
Centrica PLC	927,200	3,482,366
Drax Group PLC	73,040	394,569
National Grid PLC	700,400	8,990,671
Severn Trent PLC	43,280	1,322,891
SSE PLC	179,440	3,990,356
United Utilities Group PLC	123,840	1,715,233

		19,896,086
UNITED STATES — 54.25%
AES Corp./VA	117,680	1,512,188
AGL Resources Inc.	21,760	1,080,384
Ameren Corp.	44,160	1,863,552
American Electric Power Co. Inc.	88,960	5,004,000
CenterPoint Energy Inc.	78,240	1,596,878
CMS Energy Corp.	50,080	1,748,293
Consolidated Edison Inc.	53,200	3,245,200
Dominion Resources Inc./VA	106,821	7,570,404
DTE Energy Co.	32,160	2,594,990
Duke Energy Corp.	128,560	9,870,837
Edison International	59,120	3,693,226
Entergy Corp.	32,800	2,541,672
Eversource Energy	57,600	2,909,952
Exelon Corp.	156,320	5,253,915
FirstEnergy Corp.	76,480	2,681,389
Integrys Energy Group Inc.	14,480	1,042,850
NextEra Energy Inc.	80,519	8,378,002
NiSource Inc.	57,440	2,536,550
NRG Energy Inc.	61,520	1,549,689

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® GLOBAL UTILITIES ETF

March 31, 2015

Security	Shares	Value
Pepco Holdings Inc.	45,680	$1,225,594
PG&E Corp.	86,480	4,589,494
Pinnacle West Capital Corp.	20,080	1,280,100
PPL Corp.	121,040	4,074,207
Public Service Enterprise Group Inc.	92,000	3,856,640
SCANA Corp.	25,840	1,420,942
Sempra Energy	42,080	4,587,562
Southern Co. (The)	165,174	7,313,905
TECO Energy Inc.	42,720	828,768
Wisconsin Energy Corp.	40,880	2,023,560
Xcel Energy Inc.	91,840	3,196,950

		101,071,693

TOTAL COMMON STOCKS
(Cost: $238,951,508)		185,237,513

PREFERRED STOCKS — 0.29%

BRAZIL — 0.29%
Cia. Energetica de Minas Gerais ADR	130,800	534,972

		534,972

TOTAL PREFERRED STOCKS
(Cost: $1,151,941)		534,972

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	197,432	197,432

		197,432

TOTAL SHORT-TERM INVESTMENTS
(Cost: $197,432)		197,432

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $240,300,881)		185,969,917
Other Assets, Less Liabilities — 0.17%		324,155

NET ASSETS — 100.00%		$186,294,072

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2015

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$368,106,684	$534,008,086	$1,218,632,362
Affiliated (Note 2)	10,977,314	1,547,731	10,674,531

Total cost of investments	$379,083,998	$535,555,817	$1,229,306,893

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$379,170,151	$644,120,062	$1,062,831,872
Affiliated (Note 2)	10,977,314	1,547,731	10,674,531

Total fair value of investments	390,147,465	645,667,793	1,073,506,403
Foreign currency, at value[b]	333,562	437,890	1,406,559
Receivables:
Investment securities sold	40,038	—	—
Due from custodian (Note 4)	—	—	1,133,227
Dividends and interest	800,493	2,581,181	1,006,881

Total Assets	391,321,558	648,686,864	1,077,053,070

LIABILITIES
Payables:
Investment securities purchased	—	685,494	2,727,970
Collateral for securities on loan (Note 1)	10,810,706	948,404	8,697,490
Capital shares redeemed	54,144	—	—
Investment advisory fees (Note 2)	161,907	260,667	412,522

Total Liabilities	11,026,757	1,894,565	11,837,982

NET ASSETS	$380,294,801	$646,792,299	$1,065,215,088

Net assets consist of:
Paid-in capital	$374,734,861	$542,082,858	$1,284,613,029
Undistributed net investment income	1,176,022	3,542,783	6,763,140
Accumulated net realized loss	(6,662,168)	(8,906,653)	(70,350,727)
Net unrealized appreciation (depreciation)	11,046,086	110,073,311	(155,810,354)

NET ASSETS	$380,294,801	$646,792,299	$1,065,215,088

Shares outstanding[c]	4,200,000	7,050,000	29,850,000

Net asset value per share	$90.55	$91.74	$35.69

[a]	Securities on loan with values of $10,527,722, $896,695 and $8,358,370, respectively. See Note 1.
[b]	Cost of foreign currency: $336,417, $441,996 and $1,408,429, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$273,322,863	$1,243,332,300	$234,527,423
Affiliated (Note 2)	3,625,717	38,231,931	2,250,214

Total cost of investments	$276,948,580	$1,281,564,231	$236,777,637

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$254,149,079	$1,664,972,199	$254,415,034
Affiliated (Note 2)	4,439,085	38,231,931	2,250,214

Total fair value of investments	258,588,164	1,703,204,130	256,665,248
Foreign currency, at value[b]	282,680	408,127	229,263
Cash	1,704	—	6,234
Receivables:
Investment securities sold	99,404	1,287	—
Due from custodian (Note 4)	—	5,532	—
Dividends and interest	893,475	4,051,920	837,251

Total Assets	259,865,427	1,707,670,996	257,737,996

LIABILITIES
Payables:
Investment securities purchased	—	571,125	—
Collateral for securities on loan (Note 1)	669,160	36,756,222	2,023,086
Investment advisory fees (Note 2)	103,326	657,055	102,858

Total Liabilities	772,486	37,984,402	2,125,944

NET ASSETS	$259,092,941	$1,669,686,594	$255,612,052

Net assets consist of:
Paid-in capital	$371,738,239	$1,229,576,621	$257,102,635
Undistributed net investment income	1,440,283	7,580,673	1,226,882
Undistributed net realized gain (accumulated net realized loss)	(95,711,134)	11,013,450	(22,597,621)
Net unrealized appreciation (depreciation)	(18,374,447)	421,515,850	19,880,156

NET ASSETS	$259,092,941	$1,669,686,594	$255,612,052

Shares outstanding[c]	4,550,000	15,500,000	3,550,000

Net asset value per share	$56.94	$107.72	$72.00

[a]	Securities on loan with values of $636,166, $34,803,226 and $1,934,325, respectively. See Note 1.
[b]	Cost of foreign currency: $284,654, $410,410 and $231,518, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

ASSETS
Investments, at cost:
Unaffiliated	$392,300,200	$667,771,948	$491,026,031
Affiliated (Note 2)	3,074,158	15,662,837	4,737,456

Total cost of investments	$395,374,358	$683,434,785	$495,763,487

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$319,447,224	$882,871,553	$466,455,929
Affiliated (Note 2)	3,074,158	15,662,837	4,737,456

Total fair value of investments	322,521,382	898,534,390	471,193,385
Foreign currency, at value[b]	450,835	838,131	818,034
Cash	371,178	—	—
Receivables:
Investment securities sold	—	—	834,614
Due from custodian (Note 4)	—	—	177,162
Dividends and interest	1,395,927	1,023,706	757,504

Total Assets	324,739,322	900,396,227	473,780,699

LIABILITIES
Payables:
Investment securities purchased	—	—	177,162
Collateral for securities on loan (Note 1)	2,720,839	15,142,154	4,468,295
Investment advisory fees (Note 2)	130,731	349,568	185,883

Total Liabilities	2,851,570	15,491,722	4,831,340

NET ASSETS	$321,887,752	$884,904,505	$468,949,359

Net assets consist of:
Paid-in capital	$479,257,539	$715,137,495	$550,575,771
Undistributed net investment income	1,917,842	1,370,705	2,139,746
Accumulated net realized loss	(86,372,816)	(46,659,876)	(59,154,390)
Net unrealized appreciation (depreciation)	(72,914,813)	215,056,181	(24,611,768)

NET ASSETS	$321,887,752	$884,904,505	$468,949,359

Shares outstanding[c]	5,650,000	9,150,000	7,650,000

Net asset value per share	$56.97	$96.71	$61.30

[a]	Securities on loan with values of $2,533,416, $14,578,268 and $4,409,176, respectively. See Note 1.
[b]	Cost of foreign currency: $453,141, $871,316 and $835,926, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

iShares Global Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$240,103,449
Affiliated (Note 2)	197,432

Total cost of investments	$240,300,881

Investments in securities, at fair value (Note 1):
Unaffiliated	$185,772,485
Affiliated (Note 2)	197,432

Total fair value of investments	185,969,917
Foreign currency, at value[a]	73,773
Receivables:
Dividends	340,651

Total Assets	186,384,341

LIABILITIES
Payables:
Investment advisory fees (Note 2)	90,269

Total Liabilities	90,269

NET ASSETS	$186,294,072

Net assets consist of:
Paid-in capital	$276,003,443
Undistributed net investment income	1,393,778
Accumulated net realized loss	(36,754,182)
Net unrealized depreciation	(54,348,967)

NET ASSETS	$186,294,072

Shares outstanding[b]	4,000,000

Net asset value per share	$46.57

[a]	Cost of foreign currency: $75,246.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2015

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,206,720	$17,328,797	$32,332,947
Interest — affiliated (Note 2)	9	29	8
Securities lending income — affiliated — net (Note 2)	30,828	12,562	254,899

Total investment income	5,237,557	17,341,388	32,587,854

EXPENSES
Investment advisory fees (Note 2)	1,144,717	2,925,630	4,754,373

Total expenses	1,144,717	2,925,630	4,754,373

Net investment income	4,092,840	14,415,758	27,833,481

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	74,483	(2,291,128)	(23,825,553)
In-kind redemptions — unaffiliated	54,464,020	7,744,438	54,150,832
Foreign currency transactions	(4,014)	8,265	(279,180)

Net realized gain	54,534,489	5,461,575	30,046,099

Net change in unrealized appreciation/depreciation on:
Investments	(26,099,145)	29,746,556	(221,350,124)
Translation of assets and liabilities in foreign currencies	(18,068)	(68,587)	(23,667)

Net change in unrealized appreciation/depreciation	(26,117,213)	29,677,969	(221,373,791)

Net realized and unrealized gain (loss)	28,417,276	35,139,544	(191,327,692)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,510,116	$49,555,302	$(163,494,211)

[a]	Net of foreign withholding tax of $316,863, $705,512 and $1,949,211, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,398,174	$25,138,081	$6,662,447
Dividends — affiliated (Note 2)	88,668	—	—
Interest — affiliated (Note 2)	16	55	10
Securities lending income — affiliated — net (Note 2)	14,944	43,446	5,940

Total investment income	8,501,802	25,181,582	6,668,397

EXPENSES
Investment advisory fees (Note 2)	1,397,867	6,150,238	1,350,611

Total expenses	1,397,867	6,150,238	1,350,611

Net investment income	7,103,935	19,031,344	5,317,786

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,971,119)	35,045,737	(1,570,353)
Investments — affiliated (Note 2)	3,296	—	—
In-kind redemptions — unaffiliated	25,010,124	45,286,323	29,862,127
In-kind redemptions — affiliated (Note 2)	593,187	—	—
Foreign currency transactions	(76,899)	(282,869)	(84,618)

Net realized gain	21,558,589	80,049,191	28,207,156

Net change in unrealized appreciation/depreciation on:
Investments	(22,252,581)	143,353,916	(27,151,599)
Translation of assets and liabilities in foreign currencies	(21,014)	(172,038)	(5,775)

Net change in unrealized appreciation/depreciation	(22,273,595)	143,181,878	(27,157,374)

Net realized and unrealized gain (loss)	(715,006)	223,231,069	1,049,782

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,388,929	$242,262,413	$6,367,568

[a]	Net of foreign withholding tax of $395,404, $1,332,400 and $353,906, respectively.

See notes to financial statements.

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,150,428	$12,325,843	$19,176,822
Interest — unaffiliated	—	5	—
Interest — affiliated (Note 2)	19	44	18
Securities lending income — affiliated — net (Note 2)	8,804	53,218	35,734

	9,159,251	12,379,110	19,212,574
Less: Other foreign taxes (Note 1)	(3,041)	(15,418)	—

Total investment income	9,156,210	12,363,692	19,212,574

EXPENSES
Investment advisory fees (Note 2)	1,668,602	3,561,724	2,213,762

Total expenses	1,668,602	3,561,724	2,213,762

Net investment income	7,487,608	8,801,968	16,998,812

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,167,277)	(3,612,513)	(15,643,352)
In-kind redemptions — unaffiliated	1,064,394	23,401,475	4,043,783
Foreign currency transactions	(110,174)	(94,769)	(206,929)

Net realized gain (loss)	(6,213,057)	19,694,193	(11,806,498)

Net change in unrealized appreciation/depreciation on:
Investments	(26,126,543)	79,203,091	6,742,019
Translation of assets and liabilities in foreign currencies	(82,972)	(40,274)	(45,559)

Net change in unrealized appreciation/depreciation	(26,209,515)	79,162,817	6,696,460

Net realized and unrealized gain (loss)	(32,422,572)	98,857,010	(5,110,038)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,934,964)	$107,658,978	$11,888,774

[a]	Net of foreign withholding tax of $591,447, $448,746 and $866,221, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

iShares Global Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,959,225
Interest — affiliated (Note 2)	12
Securities lending income — affiliated — net (Note 2)	7,279

Total investment income	9,966,516

EXPENSES
Investment advisory fees (Note 2)	1,188,147

Total expenses	1,188,147

Net investment income	8,778,369

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,273,837)
In-kind redemptions — unaffiliated	27,014,320
Foreign currency transactions	(59,678)

Net realized gain	20,680,805

Net change in unrealized appreciation/depreciation on:
Investments	(32,095,166)
Translation of assets and liabilities in foreign currencies	(25,471)

Net change in unrealized appreciation/depreciation	(32,120,637)

Net realized and unrealized loss	(11,439,832)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,661,463)

[a]	Net of foreign withholding tax of $461,928.

See notes to financial statements.

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global Consumer Discretionary ETF		iShares Global Consumer Staples ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,092,840	$3,364,623	$14,415,758	$13,813,659
Net realized gain	54,534,489	33,119,870	5,461,575	38,570,853
Net change in unrealized appreciation/depreciation	(26,117,213)	7,017,872	29,677,969	(14,454,144)

Net increase in net assets resulting from operations	32,510,116	43,502,365	49,555,302	37,930,368

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,832,660)	(3,034,799)	(14,575,854)	(12,924,179)

Total distributions to shareholders	(3,832,660)	(3,034,799)	(14,575,854)	(12,924,179)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	326,145,466	161,034,956	59,041,300	114,895,747
Cost of shares redeemed	(249,627,111)	(111,017,397)	(26,490,388)	(133,158,788)

Net increase (decrease) in net assets from capital share transactions	76,518,355	50,017,559	32,550,912	(18,263,041)

INCREASE IN NET ASSETS	105,195,811	90,485,125	67,530,360	6,743,148

NET ASSETS
Beginning of year	275,098,990	184,613,865	579,261,939	572,518,791

End of year	$380,294,801	$275,098,990	$646,792,299	$579,261,939

Undistributed net investment income included in net assets at end of year	$1,176,022	$727,000	$3,542,783	$3,694,614

SHARES ISSUED AND REDEEMED
Shares sold	3,750,000	2,100,000	650,000	1,350,000
Shares redeemed	(2,900,000)	(1,500,000)	(300,000)	(1,600,000)

Net increase (decrease) in shares outstanding	850,000	600,000	350,000	(250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Energy ETF		iShares Global Financials ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,833,481	$25,201,020	$7,103,935	$7,059,163
Net realized gain	30,046,099	18,715,435	21,558,589	2,106,159
Net change in unrealized appreciation/depreciation	(221,373,791)	75,457,381	(22,273,595)	44,324,383

Net increase (decrease) in net assets resulting from operations	(163,494,211)	119,373,836	6,388,929	53,489,705

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,927,796)	(25,315,355)	(7,139,718)	(7,166,472)

Total distributions to shareholders	(25,927,796)	(25,315,355)	(7,139,718)	(7,166,472)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	468,422,198	98,482,372	89,059,829	52,427,063
Cost of shares redeemed	(244,657,837)	(184,533,674)	(137,272,993)	(56,391,924)

Net increase (decrease) in net assets from capital share transactions	223,764,361	(86,051,302)	(48,213,164)	(3,964,861)

INCREASE (DECREASE) IN NET ASSETS	34,342,354	8,007,179	(48,963,953)	42,358,372

NET ASSETS
Beginning of year	1,030,872,734	1,022,865,555	308,056,894	265,698,522

End of year	$1,065,215,088	$1,030,872,734	$259,092,941	$308,056,894

Undistributed net investment income included in net assets at end of year	$6,763,140	$5,118,634	$1,440,283	$1,194,434

SHARES ISSUED AND REDEEMED
Shares sold	11,700,000	2,400,000	1,550,000	1,000,000
Shares redeemed	(5,400,000)	(4,500,000)	(2,450,000)	(1,050,000)

Net increase (decrease) in shares outstanding	6,300,000	(2,100,000)	(900,000)	(50,000)

See notes to financial statements.

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Healthcare ETF		iShares Global Industrials ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,031,344	$15,623,053	$5,317,786	$5,201,712
Net realized gain	80,049,191	19,148,605	28,207,156	7,130,317
Net change in unrealized appreciation/depreciation	143,181,878	174,415,085	(27,157,374)	41,360,108

Net increase in net assets resulting from operations	242,262,413	209,186,743	6,367,568	53,692,137

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,494,028)	(13,945,537)	(5,664,222)	(4,476,287)

Total distributions to shareholders	(17,494,028)	(13,945,537)	(5,664,222)	(4,476,287)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	420,546,026	253,236,999	21,300,327	129,203,260
Cost of shares redeemed	(112,814,437)	(50,358,917)	(115,057,584)	(48,786,958)

Net increase (decrease) in net assets from capital share transactions	307,731,589	202,878,082	(93,757,257)	80,416,302

INCREASE (DECREASE) IN NET ASSETS	532,499,974	398,119,288	(93,053,911)	129,632,152

NET ASSETS
Beginning of year	1,137,186,620	739,067,332	348,665,963	219,033,811

End of year	$1,669,686,594	$1,137,186,620	$255,612,052	$348,665,963

Undistributed net investment income included in net assets at end of year	$7,580,673	$6,286,343	$1,226,882	$1,638,410

SHARES ISSUED AND REDEEMED
Shares sold	4,200,000	3,100,000	300,000	2,000,000
Shares redeemed	(1,200,000)	(650,000)	(1,650,000)	(800,000)

Net increase (decrease) in shares outstanding	3,000,000	2,450,000	(1,350,000)	1,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Materials ETF		iShares Global Tech ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,487,608	$8,571,579	$8,801,968	$7,184,838
Net realized gain (loss)	(6,213,057)	(11,672,016)	19,694,193	9,880,644
Net change in unrealized appreciation/depreciation	(26,209,515)	29,010,256	79,162,817	103,650,096

Net increase (decrease) in net assets resulting from operations	(24,934,964)	25,909,819	107,658,978	120,715,578

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,521,336)	(9,097,445)	(8,873,017)	(6,822,407)

Total distributions to shareholders	(7,521,336)	(9,097,445)	(8,873,017)	(6,822,407)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,991,311	17,785,444	142,156,958	128,537,183
Cost of shares redeemed	(29,034,462)	(138,932,335)	(62,261,400)	(56,634,607)

Net increase (decrease) in net assets from capital share transactions	(17,043,151)	(121,146,891)	79,895,558	71,902,576

INCREASE (DECREASE) IN NET ASSETS	(49,499,451)	(104,334,517)	178,681,519	185,795,747

NET ASSETS
Beginning of year	371,387,203	475,721,720	706,222,986	520,427,239

End of year	$321,887,752	$371,387,203	$884,904,505	$706,222,986

Undistributed net investment income included in net assets at end of year	$1,917,842	$2,060,577	$1,370,705	$1,515,964

SHARES ISSUED AND REDEEMED
Shares sold	200,000	300,000	1,500,000	1,600,000
Shares redeemed	(500,000)	(2,350,000)	(700,000)	(700,000)

Net increase (decrease) in shares outstanding	(300,000)	(2,050,000)	800,000	900,000

See notes to financial statements.

64	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Telecom ETF		iShares Global Utilities ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,998,812	$54,998,826	$8,778,369	$9,034,334
Net realized gain (loss)	(11,806,498)	20,665,171	20,680,805	(129,528)
Net change in unrealized appreciation/depreciation	6,696,460	(9,445,601)	(32,120,637)	22,155,635

Net increase (decrease) in net assets resulting from operations	11,888,774	66,218,396	(2,661,463)	31,060,441

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(53,255,351)	(19,234,498)	(8,527,338)	(9,590,309)

Total distributions to shareholders	(53,255,351)	(19,234,498)	(8,527,338)	(9,590,309)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,443,106	160,114,764	150,959,721	114,247,843
Cost of shares redeemed	(31,831,211)	(190,327,429)	(238,689,187)	(82,160,766)

Net increase (decrease) in net assets from capital share transactions	28,611,895	(30,212,665)	(87,729,466)	32,087,077

INCREASE (DECREASE) IN NET ASSETS	(12,754,682)	16,771,233	(98,918,267)	53,557,209

NET ASSETS
Beginning of year	481,704,041	464,932,808	285,212,339	231,655,130

End of year	$468,949,359	$481,704,041	$186,294,072	$285,212,339

Undistributed net investment income included in net assets at end of year	$2,139,746	$38,603,214	$1,393,778	$1,202,425

SHARES ISSUED AND REDEEMED
Shares sold	950,000	2,450,000	3,050,000	2,500,000
Shares redeemed	(500,000)	(3,000,000)	(5,000,000)	(1,900,000)

Net increase (decrease) in shares outstanding	450,000	(550,000)	(1,950,000)	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$82.12	$67.13	$58.82	$54.55	$46.76

Income from investment operations:
Net investment income[a]	1.43	1.10	0.96	0.86	0.63
Net realized and unrealized gain[b]	8.46	14.91	8.22	4.29	7.73

Total from investment operations	9.89	16.01	9.18	5.15	8.36

Less distributions from:
Net investment income	(1.46)	(1.02)	(0.87)	(0.88)	(0.57)

Total distributions	(1.46)	(1.02)	(0.87)	(0.88)	(0.57)

Net asset value, end of year	$90.55	$82.12	$67.13	$58.82	$54.55

Total return	12.19%	24.02%	15.86%	9.68%	18.02%

Ratios/Supplemental data:
Net assets, end of year (000s)	$380,295	$275,099	$184,614	$167,645	$136,379
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.69%	1.43%	1.63%	1.62%	1.28%
Portfolio turnover rate[c]	6%	5%	8%	9%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$86.46	$82.38	$70.88	$63.24	$58.74

Income from investment operations:
Net investment income[a]	2.09	1.91	1.89	1.66	1.48
Net realized and unrealized gain[b]	5.29	3.92	11.62	7.54	4.47

Total from investment operations	7.38	5.83	13.51	9.20	5.95

Less distributions from:
Net investment income	(2.10)	(1.75)	(2.01)	(1.56)	(1.45)

Total distributions	(2.10)	(1.75)	(2.01)	(1.56)	(1.45)

Net asset value, end of year	$91.74	$86.46	$82.38	$70.88	$63.24

Total return	8.60%	7.28%	19.47%	14.77%	10.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$646,792	$579,262	$572,519	$450,095	$313,049
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.33%	2.29%	2.57%	2.52%	2.50%
Portfolio turnover rate[c]	5%	4%	6%	4%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$43.77	$39.88	$39.67	$44.27	$35.23

Income from investment operations:
Net investment income[a]	1.16	1.05	0.93	0.91	0.72
Net realized and unrealized gain (loss)[b]	(8.12)	3.91	0.25	(4.63)	9.04

Total from investment operations	(6.96)	4.96	1.18	(3.72)	9.76

Less distributions from:
Net investment income	(1.12)	(1.07)	(0.97)	(0.88)	(0.72)

Total distributions	(1.12)	(1.07)	(0.97)	(0.88)	(0.72)

Net asset value, end of year	$35.69	$43.77	$39.88	$39.67	$44.27

Total return	(16.30)%	12.75%	3.16%	(8.30)%	28.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,065,215	$1,030,873	$1,022,866	$1,255,714	$1,514,180
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.76%	2.55%	2.44%	2.29%	2.00%
Portfolio turnover rate[c]	6%	9%	6%	3%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$56.52	$48.31	$42.45	$48.18	$47.26

Income from investment operations:
Net investment income[a]	1.36	1.21	1.13	1.17	0.92
Net realized and unrealized gain (loss)[b]	0.40	8.20	5.86	(5.69)	0.97

Total from investment operations	1.76	9.41	6.99	(4.52)	1.89

Less distributions from:
Net investment income	(1.34)	(1.20)	(1.13)	(1.21)	(0.97)

Total distributions	(1.34)	(1.20)	(1.13)	(1.21)	(0.97)

Net asset value, end of year	$56.94	$56.52	$48.31	$42.45	$48.18

Total return	3.13%	19.74%[c]	17.12%[c]	(9.22)%	4.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$259,093	$308,057	$265,699	$184,674	$296,308
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.40%	2.28%	2.63%	2.82%	2.04%
Portfolio turnover rate[d]	5%	5%	5%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 19.84% and 17.02%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$90.97	$73.54	$60.12	$54.19	$52.47

Income from investment operations:
Net investment income[a]	1.43	1.39	1.36	1.28	1.13
Net realized and unrealized gain[b]	16.69	17.34	13.53	5.87	1.73

Total from investment operations	18.12	18.73	14.89	7.15	2.86

Less distributions from:
Net investment income	(1.37)	(1.30)	(1.47)	(1.22)	(1.14)

Total distributions	(1.37)	(1.30)	(1.47)	(1.22)	(1.14)

Net asset value, end of year	$107.72	$90.97	$73.54	$60.12	$54.19

Total return	20.11%	25.81%	25.29%	13.36%	5.70%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,669,687	$1,137,187	$739,067	$532,087	$479,623
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.46%	1.70%	2.14%	2.28%	2.25%
Portfolio turnover rate[c]	3%	5%	6%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$71.16	$59.20	$54.12	$57.62	$48.43

Income from investment operations:
Net investment income[a]	1.33	1.25	1.23	1.18	0.87
Net realized and unrealized gain (loss)[b]	0.87	11.79	5.11	(3.54)	9.12

Total from investment operations	2.20	13.04	6.34	(2.36)	9.99

Less distributions from:
Net investment income	(1.36)	(1.08)	(1.26)	(1.14)	(0.80)

Total distributions	(1.36)	(1.08)	(1.26)	(1.14)	(0.80)

Net asset value, end of year	$72.00	$71.16	$59.20	$54.12	$57.62

Total return	3.10%	22.27%	12.12%	(3.96)%	20.92%

Ratios/Supplemental data:
Net assets, end of year (000s)	$255,612	$348,666	$219,034	$202,934	$239,117
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.86%	1.91%	2.31%	2.26%	1.75%
Portfolio turnover rate[c]	5%	6%	8%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$62.42	$59.47	$62.78	$74.36	$63.54

Income from investment operations:
Net investment income[a]	1.29	1.26	1.28	1.25	1.14
Net realized and unrealized gain (loss)[b]	(5.44)	3.02	(3.28)	(11.56)	10.88

Total from investment operations	(4.15)	4.28	(2.00)	(10.31)	12.02

Less distributions from:
Net investment income	(1.30)	(1.33)	(1.31)	(1.27)	(1.20)

Total distributions	(1.30)	(1.33)	(1.31)	(1.27)	(1.20)

Net asset value, end of year	$56.97	$62.42	$59.47	$62.78	$74.36

Total return	(6.77)%	7.52%	(3.16)%	(13.86)%	19.21%

Ratios/Supplemental data:
Net assets, end of year (000s)	$321,888	$371,387	$475,722	$530,471	$832,866
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.12%	2.12%	2.17%	1.90%	1.78%
Portfolio turnover rate[c]	4%	13%	7%	9%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2015, March 31, 2014 and March 31, 2013 were 4%, 12% and 7%, respectively. See Note 4.

See notes to financial statements.

72	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$84.58	$69.86	$70.71	$62.50	$57.84

Income from investment operations:
Net investment income[a]	1.07	0.92	0.79	0.55	0.42
Net realized and unrealized gain (loss)[b]	12.14	14.65	(0.91)	8.24	4.65

Total from investment operations	13.21	15.57	(0.12)	8.79	5.07

Less distributions from:
Net investment income	(1.08)	(0.85)	(0.73)	(0.58)	(0.41)

Total distributions	(1.08)	(0.85)	(0.73)	(0.58)	(0.41)

Net asset value, end of year	$96.71	$84.58	$69.86	$70.71	$62.50

Total return	15.70%	22.52%	(0.18)%	14.27%	8.83%

Ratios/Supplemental data:
Net assets, end of year (000s)	$884,905	$706,223	$520,427	$654,100	$609,375
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.17%	1.21%	1.18%	0.90%	0.73%
Portfolio turnover rate[c]	7%	8%	7%	6%	3%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2015, March 31, 2014 and March 31, 2013 were 6%, 8% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Telecom ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$66.90	$59.99	$56.35	$61.60	$52.95

Income from investment operations:
Net investment income[a]	2.32	6.75 [b]	2.65	3.02	2.48
Net realized and unrealized gain (loss)[c]	(0.47)	2.49	3.71	(5.24)	8.64

Total from investment operations	1.85	9.24	6.36	(2.22)	11.12

Less distributions from:
Net investment income	(7.45)	(2.33)	(2.72)	(3.03)	(2.47)

Total distributions	(7.45)	(2.33)	(2.72)	(3.03)	(2.47)

Net asset value, end of year	$61.30	$66.90	$59.99	$56.35	$61.60

Total return	2.71%	15.86%	11.58%	(3.57)%	21.83%

Ratios/Supplemental data:
Net assets, end of year (000s)	$468,949	$481,704	$464,933	$442,340	$428,150
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.62%	10.50%[b]	4.56%	5.24%	4.44%
Portfolio turnover rate[d]	8%	11%	7%	13%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $4.36 per share and 6.78% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$47.93	$43.30	$42.55	$45.78	$45.87

Income from investment operations:
Net investment income[a]	1.70	1.73	1.80	1.89	1.80
Net realized and unrealized gain (loss)[b]	(1.31)	4.80	0.68	(3.16)	0.02

Total from investment operations	0.39	6.53	2.48	(1.27)	1.82

Less distributions from:
Net investment income	(1.75)	(1.90)	(1.73)	(1.96)	(1.91)

Total distributions	(1.75)	(1.90)	(1.73)	(1.96)	(1.91)

Net asset value, end of year	$46.57	$47.93	$43.30	$42.55	$45.78

Total return	0.62%	15.91%[c]	5.97%[c]	(2.76)%	4.26%

Ratios/Supplemental data:
Net assets, end of year (000s)	$186,294	$285,212	$231,655	$274,445	$254,073
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.49%	3.89%	4.32%	4.38%	4.02%
Portfolio turnover rate[d]	4%	7%	8%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 15.77% and 6.09%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Consumer Discretionary	Diversified
Global Consumer Staples	Non-diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Non-diversified

iShares ETF	Diversification Classification
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Telecom	Non-diversified
Global Utilities	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

76	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Consumer Discretionary
Assets:
Common Stocks	$373,448,088	$—	$—	$373,448,088
Preferred Stocks	5,722,063	—	—	5,722,063
Money Market Funds	10,977,314	—	—	10,977,314

	$390,147,465	$—	$—	$390,147,465

Global Consumer Staples
Assets:
Common Stocks	$640,005,844	$—	$—	$640,005,844
Preferred Stocks	4,114,218	—	—	4,114,218
Money Market Funds	1,547,731	—	—	1,547,731

	$645,667,793	$—	$—	$645,667,793

Global Energy
Assets:
Common Stocks	$1,057,441,296	$—	$—	$1,057,441,296
Preferred Stocks	5,390,576	—	—	5,390,576
Money Market Funds	10,674,531	—	—	10,674,531

	$1,073,506,403	$—	$—	$1,073,506,403

Global Financials
Assets:
Common Stocks	$255,258,744	$—	$1	$255,258,745
Preferred Stocks	2,407,648	—	—	2,407,648
Rights	72,021	—	—	72,021
Money Market Funds	849,750	—	—	849,750

	$258,588,163	$—	$1	$258,588,164

Global Healthcare
Assets:
Common Stocks	$1,664,972,199	$—	$—	$1,664,972,199
Money Market Funds	38,231,931	—	—	38,231,931

	$1,703,204,130	$—	$—	$1,703,204,130

Global Industrials
Assets:
Common Stocks	$254,415,034	$—	$—	$254,415,034
Money Market Funds	2,250,214	—	—	2,250,214

	$256,665,248	$—	$—	$256,665,248

78	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Materials
Assets:
Common Stocks	$317,081,558	$—	$—	$317,081,558
Preferred Stocks	2,365,666	—	—	2,365,666
Money Market Funds	3,074,158	—	—	3,074,158

	$322,521,382	$—	$—	$322,521,382

Global Tech
Assets:
Common Stocks	$882,871,553	$—	$—	$882,871,553
Money Market Funds	15,662,837	—	—	15,662,837

	$898,534,390	$—	$—	$898,534,390

Global Telecom
Assets:
Common Stocks	$466,207,449	$—	$—	$466,207,449
Rights	248,480	—	—	248,480
Money Market Funds	4,737,456	—	—	4,737,456

	$471,193,385	$—	$—	$471,193,385

Global Utilities
Assets:
Common Stocks	$185,237,513	$—	$—	$185,237,513
Preferred Stocks	534,972	—	—	534,972
Money Market Funds	197,432	—	—	197,432

	$185,969,917	$—	$—	$185,969,917

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of March 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

80	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of March 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Consumer Discretionary	$10,527,722	$10,527,722	$—
Global Consumer Staples	896,695	896,695	—
Global Energy	8,358,370	8,358,370	—
Global Financials	636,166	636,166	—
Global Healthcare	34,803,226	34,803,226	—
Global Industrials	1,934,325	1,934,325	—
Global Materials	2,533,416	2,533,416	—
Global Tech	14,578,268	14,578,268	—
Global Telecom	4,409,176	4,409,176	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the Funds, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Global Tech ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, the Group 1 Fund retained 70% of securities lending income and each Group 2 Fund retained 75% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Group 1 Fund retained for the remainder of calendar year 2014, 75% of securities lending income and each Group 2 Fund retained 80% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

82	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Global Consumer Discretionary	$12,063
Global Consumer Staples	4,422
Global Energy	82,834
Global Financials	5,741
Global Healthcare	19,122

iShares ETF	Fees Paid to BTC
Global Industrials	$2,814
Global Materials	3,334
Global Tech	25,997
Global Telecom	13,499
Global Utilities	2,839

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Global Financials BlackRock Inc.	5,668	1,731	(2,667)	4,732	$1,731,155	$42,946	$350,851
PNC Financial Services Group Inc. (The)	24,525	7,241	(11,837)	19,929	1,858,180	45,722	245,632

					$3,589,335	$88,668	$596,483

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$17,443,619	$16,102,032
Global Consumer Staples	28,008,675	29,436,200
Global Energy	62,051,346	60,159,344
Global Financials	14,360,432	16,202,350
Global Healthcare	73,620,214	44,129,423
Global Industrials	13,107,048	15,388,318
Global Materials	14,489,503	16,163,851
Global Tech	59,657,902	52,658,202
Global Telecom	37,910,405	74,906,552
Global Utilities	11,089,100	12,558,996

In-kind transactions (see Note 4) for the year ended March 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Consumer Discretionary	$321,523,460	$245,879,870
Global Consumer Staples	58,337,529	24,351,823
Global Energy	465,964,424	243,082,510
Global Financials	85,381,291	132,168,820
Global Healthcare	417,676,324	112,025,838
Global Industrials	20,810,858	112,586,948
Global Materials	11,355,250	27,378,770
Global Tech	130,453,388	56,876,228
Global Telecom	59,127,010	31,022,650
Global Utilities	148,159,802	234,371,846

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

84	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2015, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Global Consumer Discretionary	$53,510,340	$188,842	$(53,699,182)
Global Consumer Staples	7,562,286	8,265	(7,570,551)
Global Energy	43,288,836	(261,179)	(43,027,657)
Global Financials	18,788,347	281,632	(19,069,979)
Global Healthcare	44,348,438	(242,986)	(44,105,452)
Global Industrials	27,712,905	(65,092)	(27,647,813)
Global Materials	(1,763,441)	(109,007)	1,872,448
Global Tech	21,615,148	(74,210)	(21,540,938)
Global Telecom	2,333,109	(206,929)	(2,126,180)
Global Utilities	17,079,470	(59,678)	(17,019,792)

The tax character of distributions paid during the years ended March 31, 2015 and March 31, 2014 was as follows:

iShares ETF	2015	2014
Global Consumer Discretionary
Ordinary income	$3,832,660	$3,034,799

Global Consumer Staples
Ordinary income	$14,575,854	$12,924,179

Global Energy
Ordinary income	$25,927,796	$25,315,355

86	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2015	2014
Global Financials
Ordinary income	$7,139,718	$7,166,472

Global Healthcare
Ordinary income	$17,494,028	$13,945,537

Global Industrials
Ordinary income	$5,664,222	$4,476,287

Global Materials
Ordinary income	$7,521,336	$9,097,445

Global Tech
Ordinary income	$8,873,017	$6,822,407

Global Telecom
Ordinary income	$53,255,351	$19,234,498

Global Utilities
Ordinary income	$8,527,338	$9,590,309

As of March 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Global Consumer Discretionary	$1,258,565	$—	$(6,036,490)	$10,337,865	$—	$5,559,940
Global Consumer Staples	3,542,783	—	(5,721,594)	107,272,924	(384,672)	104,709,441
Global Energy	6,779,834	—	(37,286,813)	(179,434,949)	(9,456,013)	(219,397,941)
Global Financials	1,629,386	—	(87,246,845)	(27,027,839)	—	(112,645,298)
Global Healthcare	7,942,293	16,816,767	—	415,350,913	—	440,109,973
Global Industrials	1,226,882	—	(19,366,450)	17,081,462	(432,477)	(1,490,583)
Global Materials	1,939,450	—	(72,223,657)	(86,153,951)	(931,629)	(157,369,787)
Global Tech	2,548,879	—	(37,597,770)	204,815,901	—	169,767,010
Global Telecom	2,129,501	—	(46,012,963)	(33,928,581)	(3,814,369)	(81,626,412)
Global Utilities	1,393,778	—	(29,774,029)	(60,672,872)	(656,248)	(89,709,371)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2015, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global Consumer Discretionary	$3,563,429	$140,985	$515,276	$977,806	$838,994	$6,036,490
Global Consumer Staples	3,291,987	—	1,198,337	854,970	376,300	5,721,594
Global Energy	15,903,621	172,682	4,800,649	12,576,847	3,833,014	37,286,813
Global Financials	26,746,245	279,616	14,101,017	26,135,934	19,984,033	87,246,845
Global Industrials	8,825,074	241,597	3,878,332	3,768,747	2,652,700	19,366,450
Global Materials	40,893,572	455,218	3,417,547	12,443,350	15,013,970	72,223,657
Global Tech	18,077,706	418,537	8,517,749	6,597,896	3,985,882	37,597,770
Global Telecom	34,550,018	—	2,355,085	6,058,821	3,049,039	46,012,963
Global Utilities	15,547,811	298,224	2,911,628	5,208,921	5,807,445	29,774,029

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2015, the iShares Global Healthcare ETF utilized $18,426,353 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Consumer Discretionary	$379,792,219	$18,833,485	$(8,478,239)	$10,355,246
Global Consumer Staples	538,356,204	127,295,074	(19,983,485)	107,311,589
Global Energy	1,252,931,488	39,402,636	(218,827,721)	(179,425,085)
Global Financials	285,601,972	23,136,930	(50,150,738)	(27,013,808)
Global Healthcare	1,287,729,168	427,922,703	(12,447,741)	415,474,962
Global Industrials	239,576,331	36,981,492	(19,892,575)	17,088,917
Global Materials	408,613,496	47,687,039	(133,779,153)	(86,092,114)
Global Tech	693,675,065	246,158,767	(41,299,442)	204,859,325
Global Telecom	505,090,545	29,862,743	(63,759,903)	(33,897,160)
Global Utilities	246,624,786	1,787,210	(62,442,079)	(60,654,869)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

88	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	89

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Funds”) at March 31, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2015

90	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2015, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Financials	$6,799,036	$395,395
Global Materials	7,493,801	594,474
Global Telecom	12,531,179	865,889

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2015 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Global Consumer Discretionary	53.55%
Global Consumer Staples	65.33
Global Energy	47.53
Global Financials	22.66
Global Healthcare	44.54

iShares ETF	Dividends- Received Deduction
Global Industrials	56.96%
Global Materials	28.17
Global Tech	97.64
Global Telecom	44.14
Global Utilities	53.67

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2015:

iShares ETF	Qualified Dividend Income
Global Consumer Discretionary	$5,365,229
Global Consumer Staples	17,959,093
Global Energy	33,385,717
Global Financials	7,754,057
Global Healthcare	26,190,540

iShares ETF	Qualified Dividend Income
Global Industrials	$6,679,952
Global Materials	9,085,499
Global Tech	12,312,655
Global Telecom	19,828,404
Global Utilities	9,886,243

In February 2016, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2015. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	91

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Global Consumer Discretionary	$1.446943	$—	$0.012236	$1.459179	99%	—%	1%		100%
Global Consumer Staples	1.990466	—	0.113483	2.103949	95	—	5		100
Global Energy	1.120801	—	0.002536	1.123337	100	—	0	[a]	100
Global Financials	1.292228	—	0.049898	1.342126	96	—	4		100
Global Healthcare	1.369390	—	0.000434	1.369824	100	—	0	[a]	100
Global Industrials	1.306582	—	0.051535	1.358117	96	—	4		100
Global Materials	1.269267	—	0.030170	1.299437	98	—	2		100
Global Tech	1.017004	—	0.066898	1.083902	94	—	6		100
Global Telecom	7.406055	—	0.041576	7.447631	99	—	1		100
Global Utilities	1.726095	—	0.019979	1.746074	99	—	1		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

92	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global Consumer Discretionary ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	59	4.47
Between 0.5% and –0.5%	1,193	90.45
Less than –0.5% and Greater than –1.0%	57	4.32
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	1	0.08

	1,319	100.00%

iShares Global Consumer Staples ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	47	3.56
Between 0.5% and –0.5%	1,238	93.86
Less than –0.5% and Greater than –1.0%	29	2.20
Less than –1.0% and Greater than –1.5%	4	0.30

	1,319	100.00%

iShares Global Energy ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	50	3.79
Between 0.5% and –0.5%	1,223	92.72
Less than –0.5% and Greater than –1.0%	35	2.65
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Financials ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	12	0.91
Greater than 0.5% and Less than 1.0%	79	5.99
Between 0.5% and –0.5%	1,096	83.08
Less than –0.5% and Greater than –1.0%	99	7.51
Less than –1.0% and Greater than –1.5%	24	1.82
Less than –1.5% and Greater than –2.0%	4	0.30
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,319	100.00%

iShares Global Healthcare ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and –0.5%	1,276	96.74
Less than –0.5% and Greater than –1.0%	30	2.27

	1,319	100.00%

iShares Global Industrials ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	87	6.59
Between 0.5% and –0.5%	1,138	86.27
Less than –0.5% and Greater than –1.0%	82	6.22
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	1	0.08

	1,319	100.00%

94	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Materials ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.15%
Greater than 1.0% and Less than 1.5%	18	1.36
Greater than 0.5% and Less than 1.0%	140	10.61
Between 0.5% and –0.5%	1,019	77.25
Less than –0.5% and Greater than –1.0%	94	7.13
Less than –1.0% and Greater than –1.5%	34	2.58
Less than –1.5% and Greater than –2.0%	8	0.61
Less than –2.0% and Greater than –2.5%	2	0.15
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,319	100.00%

iShares Global Tech ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	2	0.15
Between 0.5% and –0.5%	1,301	98.63
Less than –0.5% and Greater than –1.0%	14	1.06
Less than –1.0%	1	0.08

	1,319	100.00%

iShares Global Telecom ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.30%
Greater than 1.0% and Less than 1.5%	10	0.76
Greater than 0.5% and Less than 1.0%	96	7.28
Between 0.5% and –0.5%	1,150	87.19
Less than –0.5% and Greater than –1.0%	49	3.71
Less than –1.0% and Greater than –1.5%	8	0.61
Less than –1.5% and Greater than –2.0%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	95

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Utilities ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	89	6.75
Between 0.5% and –0.5%	1,171	88.77
Less than –0.5% and Greater than –1.0%	45	3.41
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive (“AIFMD” or, the “Directive”)

The Directive imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares Global Consumer Staples ETF and the iShares Global Energy ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and

96	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Global Consumer Staples ETF in respect of BFA’s financial year ending December 31, 2014 was USD 105.9 thousand. This figure is comprised of fixed remuneration of USD 42.8 thousand and variable remuneration of USD 63.1 thousand. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Global Consumer Staples ETF in respect of BFA’s financial year ending December 31, 2014, to its senior management was USD 14.7 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 2.7 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Global Energy ETF in respect of BFA’s financial year ending December 31, 2014 was USD 154.5 thousand. This figure is comprised of fixed remuneration of USD 62.4 thousand and variable remuneration of USD 92.1 thousand. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Global Energy ETF in respect of the BFA’s financial year ending December 31, 2014, to its senior management was USD 21.4 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 4.0 thousand.

SUPPLEMENTAL INFORMATION	97

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 311 funds (as of March 31, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

98	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., and iShares U.S. ETF Trust (since 2012).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Cecilia H. Herbert (66)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

TRUSTEE AND OFFICER INFORMATION	99

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

100	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	101

Notes:

102	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-30-0315

MARCH 31, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares S&P 100 ETF | OEF | NYSE Arca
➢	iShares S&P 500 Growth ETF | IVW | NYSE Arca
➢	iShares S&P 500 Value ETF | IVE | NYSE Arca
➢	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
➢	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
➢	iShares S&P Small-Cap 600 Growth ETF | IJT | NYSE Arca
➢	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MARKET OVERVIEW

U.S. stocks posted double-digit gains for the 12-month period ended March 31, 2015 (the “reporting period”), as the broad S&P Composite 1500® returned 12.54%. Despite increasing volatility, stocks advanced during the reporting period as declining interest rates, ongoing economic growth, and low inflation provided a favorable backdrop for U.S. equity market performance.

During the first half of the reporting period, stocks benefited from improving economic conditions. The U.S. economy grew at a 4.6% annual rate in the second quarter of 2014 and a 5.0% annual rate in the third quarter (the fastest quarterly growth rate in 11 years), led by strong employment growth and rising consumer spending. The uptick in economic activity motivated the U.S. Federal Reserve Bank (the “Fed”) to scale back its economic stimulus measures. The Fed ended a two-year quantitative easing program in October 2014 and signaled its intent to raise its short-term interest rate target sometime in 2015.

Market volatility increased in the latter half of the reporting period. Investors worried about uncertain outcomes in a series of geopolitical conflicts, most notably in Ukraine and across the Middle East. Energy prices fell sharply in late 2014 amid growing supply — primarily from increased production in the U.S. — and declining global demand. Weaker economic growth outside of the U.S. led many of the world’s central banks to take more aggressive actions to stimulate economic activity. The resulting divergence in economic growth and central bank policy between the U.S. and the rest of the world led to a strengthening U.S. dollar. For the reporting period, the dollar appreciated by 28% against the euro, 16% versus the Japanese yen, and 12% against the British pound.

The stronger dollar made U.S. goods more expensive overseas, and by the end of the reporting period, this development had begun to disrupt profits for many multinational companies. In addition, severe winter weather in many regions of the country led to declines in retail sales and the housing market. The labor market remained the lone bright spot; the unemployment rate finished the reporting period at 5.5%, its lowest level since May 2008.

For the reporting period, large-capitalization stocks generated the best returns, followed closely by mid-capitalization stocks, while small-capitalization stocks lagged. Meanwhile, growth stocks outperformed value stocks across all market capitalizations.

From a sector perspective, health care stocks posted the best returns, gaining more than 25% for the reporting period. The health care sector has traditionally been a relatively defensive segment of the market, which made it an attractive safe haven during the volatility over the last half of the reporting period. However, health care stocks also benefited from strong growth thanks to an aging population, a boom in new biopharmaceutical medications, and increased medical visits resulting from the Affordable Care Act. Other top-performing sectors included information technology and consumer discretionary, both of which were beneficiaries of the ongoing economic recovery.

On the downside, energy was the only sector to post a negative return for the reporting period. Plunging energy prices, including a decline of more than 50% in the price of oil in the second half of the reporting period, put downward pressure on profits for energy companies. Other lagging sectors included materials, which faced a broad decline in commodity prices, and telecommunication services, which were held in check by challenging price competition.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P 100 ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.13%	11.13%	11.36%	11.13%	11.13%	11.36%
5 Years	13.34%	13.34%	13.58%	87.01%	87.02%	89.05%
10 Years	7.12%	7.12%	7.32%	98.92%	98.88%	102.70%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.00	$1.01	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 ETF

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 11.13%, net of fees, while the total return for the Index was 11.36%.

As represented by the Index, large-capitalization stocks delivered solid gains during the reporting period amid a strengthening U.S. economy and continued low interest rates. Large-capitalization stocks outpaced both mid- and small-capitalization stocks during the reporting period.

The Index’s advance during the reporting period was interrupted by several downturns, as investors worried about global economic growth, the prospect of rising interest rates and geopolitical tensions in the Middle East and Ukraine. After each downturn, however, the Index, along with the broad U.S. equity market, rebounded to reach new highs. Near the end of the reporting period, the Index fell back amid signs of moderating U.S. economic growth.

In terms of sector returns, eight of the Index’s ten economic sectors had positive results during the reporting period. The information technology sector made the largest contribution to Index returns, due to the sector’s strong performance and its 24% average weighting in the Index, which was the largest of any sector. The sector benefited from an accelerating domestic economy and rising corporate earnings, particularly among smart-phone, computer software and computer hardware companies. Aided by strength in biotechnology and pharmaceuticals stocks, the health care sector, constituting 14% of the Index on average, also added to Index performance. Consumer discretionary stocks, boosted by a strengthening U.S. economy, also contributed significantly to the Index return during the reporting period.

The energy sector was impacted by falling oil prices and was the worst-performing sector during the reporting period. The materials sector also declined, but the impact on performance was minimized by its 2% average weighting in the Index.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Information Technology	24.14%
Health Care	16.18
Financials	14.56
Consumer Staples	10.96
Consumer Discretionary	10.63
Industrials	9.59
Energy	8.54
Telecommunication Services	3.28
Materials	1.51
Utilities	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Apple Inc.	6.40%
Exxon Mobil Corp.	3.15
Microsoft Corp.	2.94
Johnson & Johnson	2.47
Berkshire Hathaway Inc. Class B	2.32
Wells Fargo & Co.	2.25
General Electric Co.	2.20
JPMorgan Chase & Co.	1.99
Procter & Gamble Co. (The)	1.95
Pfizer Inc.	1.88

TOTAL	27.55%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P 500 GROWTH ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.89%	15.89%	16.11%	15.89%	15.89%	16.11%
5 Years	15.55%	15.55%	15.77%	106.00%	106.02%	107.97%
10 Years	8.83%	8.83%	9.02%	133.06%	133.08%	137.08%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,075.60	$0.93	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 GROWTH ETF

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 15.89%, net of fees, while the total return for the Index was 16.11%.

As represented by the Index, large-capitalization growth stocks delivered solid gains during the reporting period amid a strengthening U.S. economy and continued low interest rates. Large-capitalization stocks outpaced both mid-capitalization and small-capitalization stocks. Among large-capitalization stocks, growth-oriented stocks outperformed their value-oriented counterparts.

The Index’s advance during the reporting period was interrupted by several downturns, as investors worried about global economic growth, the prospect of rising interest rates and geopolitical tensions in the Middle East and Ukraine. After each downturn, however, the Index, along with the broad U.S. equity market, rebounded to reach new highs. Near the end of the reporting period, the Index fell back amid signs of moderating U.S. economic growth.

In terms of sector returns, nine of the Index’s ten economic sectors delivered positive results during the reporting period. The information technology sector was the largest contributor to Index returns, due to the sector’s strong return and its 29% average weighting in the Index. The sector benefited from an accelerating economy and rising corporate earnings, particularly among smart-phone, computer software and computer hardware companies. Led by strength in the biotechnology and pharmaceuticals industries, the health care sector generated the highest absolute return among all Index sectors. With its 17% average Index weighting, the health care sector made a substantial contribution to Index performance. Boosted by the strengthening U.S. economy, the consumer discretionary sector also contributed significantly to the Index’s return.

The energy sector was impacted by falling oil prices and was the only sector in the Index to decline during the reporting period.

ALLOCATION BY SECTOR

As of 3/31/15

Sector	Percentage of Total Investments*

Information Technology	31.45%
Health Care	18.82
Consumer Discretionary	16.38
Consumer Staples	9.32
Financials	8.99
Industrials	8.33
Energy	3.12
Materials	2.51
Utilities	0.86
Telecommunication Services	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Apple Inc.	7.50%
Microsoft Corp.	3.45
Facebook Inc. Class A	1.79
Walt Disney Co. (The)	1.70
Johnson & Johnson	1.68
Google Inc. Class A	1.64
Google Inc. Class C	1.62
Home Depot Inc. (The)	1.55
Intel Corp.	1.53
Gilead Sciences Inc.	1.51

TOTAL	23.97%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P 500 VALUE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.93%	8.91%	9.12%	8.93%	8.91%	9.12%
5 Years	12.93%	12.93%	13.14%	83.69%	83.70%	85.38%
10 Years	6.77%	6.76%	6.93%	92.60%	92.33%	95.37%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,039.90	$0.92	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 VALUE ETF

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 8.93%, net of fees, while the total return for the Index was 9.12%.

As represented by the Index, large-capitalization value stocks delivered positive results during the reporting period amid a strengthening U.S. economy and continued low interest rates. Large-capitalization stocks outpaced both mid-capitalization and small-capitalization stocks. Among large-capitalization stocks, however, value-oriented stocks lagged their growth-oriented counterparts.

The Index’s advance during the reporting period was interrupted by several downturns, as investors worried about global economic growth, the prospect of rising interest rates, and geopolitical tensions in the Middle East and Ukraine. After each downturn, however, the Index, along with the broad U.S. equity market, rebounded to reach new highs. Near the end of the reporting period, the Index fell back amid signs of moderating U.S. economic growth.

In terms of sector returns, nine of the Index’s ten economic sectors delivered positive results during the reporting period. The health care sector made the largest contribution to Index performance, supported in part by an aging population and increased access to medical care under the Affordable Care Act. The financials sector, which was the Index’s largest weighting at 24% on average, also contributed significantly to performance with positive absolute returns during the reporting period. The consumer staples sector made a meaningful contribution to Index performance due to a strong absolute return combined with its 11% average weighting in the Index. Benefiting from a stronger U.S. economy, the information technology and consumer discretionary sectors also boosted Index performance.

The energy sector was impacted by falling oil prices and was the only sector in the Index to decline during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	24.27%
Energy	13.55
Industrials	12.66
Health Care	10.58
Consumer Staples	10.11
Consumer Discretionary	8.36
Information Technology	6.52
Utilities	5.48
Telecommunication Services	4.59
Materials	3.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	4.13%
Berkshire Hathaway Inc. Class B	3.05
General Electric Co.	2.89
JPMorgan Chase & Co.	2.61
Pfizer Inc.	2.47
Verizon Communications Inc.	2.34
Chevron Corp.	2.28
AT&T Inc.	1.96
Bank of America Corp.	1.87
Citigroup Inc.	1.81

TOTAL	25.41%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P MID-CAP 400 GROWTH ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.08%	13.09%	13.28%	13.08%	13.09%	13.28%
5 Years	16.09%	16.09%	16.31%	110.86%	110.89%	112.89%
10 Years	10.67%	10.67%	10.84%	175.49%	175.51%	179.93%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,137.30	$1.33	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 13.08%, net of fees, while the total return for the Index was 13.28%.

As represented by the Index, U.S. mid-capitalization growth stocks posted solid gains for the reporting period. Mid-capitalization stocks slightly trailed the returns of large-capitalization stocks but outpaced the small-capitalization segment of the U.S. equity market. Within the S&P MidCap 400®, growth stocks outperformed value stocks for the reporting period.

Eight of the ten sectors in the Index posted positive returns for the reporting period. The health care sector generated strong returns. Growth in the health care sector was aided by strength in the biotechnology and pharmaceuticals industries, as well as an aging populace and increased medical visits related to the Affordable Care Act. The sector’s traditional role as a defensive segment of the market also helped during periods of heightened volatility.

The information technology sector, the Index’s largest sector weighting on average during the reporting period, and the consumer discretionary sector were also significant contributors to Index performance. These two sectors are among the most economically sensitive, and they benefited from the improving economic environment.

The only two sectors in the Index with negative overall returns were energy and utilities. Energy stocks declined sharply for the reporting period, reflecting a dramatic fall in energy prices. The utilities sector also came under pressure as a result of weaker energy prices. Together, these two sectors comprised approximately 5.5% of the Index on average during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	23.07%
Information Technology	19.16
Consumer Discretionary	16.38
Industrials	15.09
Health Care	13.24
Materials	5.35
Consumer Staples	4.33
Utilities	1.98
Energy	1.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Qorvo Inc.	1.38%
Realty Income Corp.	1.35
Church & Dwight Co. Inc.	1.30
Signet Jewelers Ltd.	1.29
Salix Pharmaceuticals Ltd.	1.28
Advance Auto Parts Inc.	1.27
Federal Realty Investment Trust	1.18
Mettler-Toledo International Inc.	1.08
Wabtec Corp./DE	1.06
Cooper Companies Inc. (The)	1.05

TOTAL	12.24%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P MID-CAP 400 VALUE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.65%	10.60%	10.85%	10.65%	10.60%	10.85%
5 Years	14.86%	14.86%	15.10%	99.93%	99.91%	102.03%
10 Years	9.53%	9.53%	9.72%	148.47%	148.59%	152.80%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,098.00	$1.31	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 10.65%, net of fees, while the total return for the Index was 10.85%.

As represented by the Index, U.S. mid-capitalization value stocks posted solid gains for the reporting period. Mid-capitalization stocks slightly trailed the returns of large-capitalization stocks but outpaced the small-capitalization segment of the U.S. equity market. Within the S&P MidCap 400®, value stocks underperformed growth stocks for the reporting period.

Eight of the ten sectors in the Index contributed positively to performance for the reporting period. The financials sector, the Index’s largest sector weighting with a 28% weight on average during the reporting period, had the most significant contribution to Index performance. Real estate investment trusts and insurance companies were the leading contributors within the financials sector.

The health care sector also generated robust returns for the reporting period. Growth in the health care sector was driven by an aging populace and increased medical visits related to the Affordable Care Act. The sector’s traditional role as a defensive segment of the market also helped during periods of heightened volatility.

Other noteworthy contributors to Index performance during the reporting period included information technology stocks and the two consumer sectors, consumer discretionary and consumer staples.

The energy and materials sectors detracted from Index performance. Energy stocks declined sharply during the reporting period, reflecting a dramatic fall in energy prices, while lower commodity prices weighed on the performance of the materials sector.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	23.98%
Industrials	16.84
Information Technology	14.64
Consumer Discretionary	11.01
Materials	9.81
Energy	7.51
Utilities	7.31
Health Care	4.94
Consumer Staples	3.65
Telecommunication Services	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Towers Watson & Co. Class A	1.16%
Rock-Tenn Co. Class A	1.14
HollyFrontier Corp.	1.00
Everest Re Group Ltd.	0.98
New York Community Bancorp Inc.	0.94
Alliant Energy Corp.	0.89
ManpowerGroup Inc.	0.85
Reinsurance Group of America Inc.	0.81
OGE Energy Corp.	0.80
Community Health Systems Inc.	0.77

TOTAL	9.34%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.45%	10.44%	10.64%	10.45%	10.44%	10.64%
5 Years	17.33%	17.34%	17.47%	122.37%	122.44%	123.73%
10 Years	10.24%	10.27%	10.36%	165.04%	165.85%	168.04%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,162.90	$1.35	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 10.45%, net of fees, while the total return for the Index was 10.64%.

As represented by the Index, U.S. small-capitalization growth stocks posted solid gains for the reporting period. In broad terms, small-capitalization stocks underperformed the large- and mid-capitalization segments of the U.S. equity market. Within the S&P SmallCap 600®, growth stocks outperformed value stocks for the reporting period.

Seven of the ten sectors in the Index posted positive returns for the reporting period. The health care sector generated the strongest returns. Growth in the health care sector was driven by strength in the pharmaceuticals industry, as well as an aging populace and increased medical visits related to the Affordable Care Act. The sector’s traditional role as a defensive segment of the market also helped during periods of heightened volatility.

The information technology sector, the Index’s second-largest sector weighting on average during the reporting period, and the consumer discretionary sector were also significant contributors to Index performance. These two sectors are among the most economically sensitive, and they benefited from the improving economic environment. The financials sector, the Index’s largest sector weighting on average for the reporting period, was another meaningful contributor to Index performance.

Among the declining sectors in the Index, the energy sector produced the largest losses for the reporting period as energy prices declined sharply. The other two sectors with negative returns for the reporting period were the materials sector, which was negatively impacted by weaker commodity prices, and the telecommunication services sector, which faced challenging price competition.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	24.02%
Consumer Discretionary	18.01
Information Technology	17.71
Health Care	16.61
Industrials	13.58
Materials	3.98
Consumer Staples	2.33
Energy	1.75
Utilities	1.32
Telecommunication Services	0.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Toro Co. (The)	1.09%
PAREXEL International Corp.	1.05
Manhattan Associates Inc.	1.04
Jack in the Box Inc.	1.02
Curtiss-Wright Corp.	0.98
Wolverine World Wide Inc.	0.96
Sovran Self Storage Inc.	0.93
Impax Laboratories Inc.	0.86
Post Properties Inc.	0.86
Medical Properties Trust Inc.	0.86

TOTAL	9.65%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® S&P SMALL-CAP 600 VALUE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.42%	6.42%	6.65%	6.42%	6.42%	6.65%
5 Years	14.85%	14.87%	15.06%	99.85%	99.98%	101.66%
10 Years	8.79%	8.83%	8.96%	132.15%	133.05%	135.87%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,117.40	$1.32	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 6.42%, net of fees, while the total return for the Index was 6.65%.

As represented by the Index, U.S. small-capitalization value stocks posted positive returns for the reporting period. In broad terms, small-capitalization stocks underperformed the large- and mid-capitalization segments of the U.S. equity market. Within the S&P SmallCap 600®, value stocks underperformed growth stocks for the reporting period.

Eight of the ten sectors in the Index posted positive returns for the reporting period. The financials sector, the Index’s largest sector weighting with a 23% weight on average during the reporting period, had the most significant contribution to Index performance. Real estate investment trusts were the leading contributors within the financials sector.

The health care sector also generated robust returns for the reporting period. Growth in the health care sector was driven by an aging populace and increased medical visits related to the Affordable Care Act. The sector’s traditional role as a defensive segment of the market also helped during periods of heightened volatility.

The information technology and consumer discretionary sectors (the Index’s third- and fourth-largest sector weightings, respectively, on average) were also significant contributors to Index performance. These two sectors are among the most economically sensitive, and they benefited from the improving economic environment.

The only two sectors in the Index with negative overall returns were energy and materials. Energy stocks declined sharply for the reporting period, reflecting a dramatic decline in energy prices. Materials stocks declined more modestly as lower commodity prices weighed on the sector.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	22.94%
Industrials	18.65
Information Technology	14.92
Consumer Discretionary	12.17
Health Care	8.52
Materials	6.74
Utilities	6.26
Energy	5.30
Consumer Staples	3.74
Telecommunication Services	0.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Casey’s General Stores Inc.	1.02%
EMCOR Group Inc.	0.85
UIL Holdings Corp.	0.84
EnerSys	0.82
Southwest Gas Corp.	0.79
ProAssurance Corp.	0.74
Susquehanna Bancshares Inc.	0.72
Men’s Wearhouse Inc. (The)	0.69
Kite Realty Group Trust	0.68
Exterran Holdings Inc.	0.67

TOTAL	7.82%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 3.59%
Boeing Co. (The)	254,873	$38,251,340
General Dynamics Corp.	122,606	16,641,312
Honeywell International Inc.	304,500	31,762,395
Lockheed Martin Corp.	104,350	21,178,876
Raytheon Co.	119,570	13,063,022
United Technologies Corp.	321,513	37,681,324

		158,578,269
AIR FREIGHT & LOGISTICS — 0.98%
FedEx Corp.	102,499	16,958,460
United Parcel Service Inc. Class B	270,382	26,210,831

		43,169,291
AUTOMOBILES — 1.01%
Ford Motor Co.	1,539,085	24,840,832
General Motors Co.	526,265	19,734,937

		44,575,769
BANKS — 7.72%
Bank of America Corp.	4,092,713	62,986,853
Citigroup Inc.	1,180,326	60,810,395
JPMorgan Chase & Co.	1,450,510	87,871,896
U.S. Bancorp/MN	692,977	30,262,306
Wells Fargo & Co.	1,824,125	99,232,400

		341,163,850
BEVERAGES — 2.65%
Coca-Cola Co. (The)	1,528,829	61,994,016
PepsiCo Inc.	576,727	55,146,636

		117,140,652
BIOTECHNOLOGY — 4.04%
Amgen Inc.	295,225	47,191,716
Biogen Inc.[a]	91,285	38,544,178
Celgene Corp.[a]	311,479	35,907,299
Gilead Sciences Inc.[a]	579,457	56,862,116

		178,505,309
CAPITAL MARKETS — 1.55%
Bank of New York Mellon Corp. (The)	433,355	17,438,205
Goldman Sachs Group Inc. (The)	157,617	29,627,268
Morgan Stanley	599,820	21,407,576

		68,473,049
CHEMICALS — 1.51%
Dow Chemical Co. (The)	423,398	20,314,636

Security	Shares	Value
EI du Pont de Nemours & Co.	352,250	$25,175,307
Monsanto Co.	188,027	21,160,559

		66,650,502
COMMUNICATIONS EQUIPMENT — 2.24%
Cisco Systems Inc.	1,986,016	54,665,091
QUALCOMM Inc.	641,756	44,499,361

		99,164,452
CONSUMER FINANCE — 0.99%
American Express Co.	341,014	26,640,014
Capital One Financial Corp.	214,606	16,915,245

		43,555,259
DIVERSIFIED FINANCIAL SERVICES — 2.32%
Berkshire Hathaway Inc. Class Ba	709,507	102,396,050

		102,396,050
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.27%
AT&T Inc.	2,019,251	65,928,545
Verizon Communications Inc.	1,616,697	78,619,975

		144,548,520
ELECTRIC UTILITIES — 0.61%
Exelon Corp.	334,513	11,242,982
Southern Co. (The)	353,980	15,674,234

		26,917,216
ELECTRICAL EQUIPMENT — 0.34%
Emerson Electric Co.	266,591	15,094,382

		15,094,382
ENERGY EQUIPMENT & SERVICES — 1.27%
Halliburton Co.	330,559	14,504,929
Schlumberger Ltd.	496,161	41,399,674

		55,904,603
FOOD & STAPLES RETAILING — 3.40%
Costco Wholesale Corp.	171,169	25,931,248
CVS Health Corp.	437,792	45,184,512
Wal-Mart Stores Inc.	614,449	50,538,430
Walgreens Boots Alliance Inc.	339,234	28,726,335

		150,380,525
FOOD PRODUCTS — 0.52%
Mondelez International Inc. Class A	641,724	23,159,819

		23,159,819
HEALTH CARE EQUIPMENT & SUPPLIES — 1.92%
Abbott Laboratories	587,066	27,198,768
Baxter International Inc.	211,082	14,459,117

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2015

Security	Shares	Value
Medtronic PLC	554,441	$43,240,853

		84,898,738
HEALTH CARE PROVIDERS & SERVICES — 0.99%
UnitedHealth Group Inc.	371,040	43,890,322

		43,890,322
HOTELS, RESTAURANTS & LEISURE — 1.45%
McDonald’s Corp.	373,927	36,435,447
Starbucks Corp.	291,713	27,625,221

		64,060,668
HOUSEHOLD PRODUCTS — 2.47%
Colgate-Palmolive Co.	331,726	23,001,881
Procter & Gamble Co. (The)	1,050,655	86,090,671

		109,092,552
INDUSTRIAL CONGLOMERATES — 3.12%
3M Co.	246,961	40,736,217
General Electric Co.	3,915,804	97,151,097

		137,887,314
INSURANCE — 1.42%
Allstate Corp. (The)	162,029	11,531,604
American International Group Inc.	533,967	29,256,052
MetLife Inc.	434,749	21,976,562

		62,764,218
INTERNET & CATALOG RETAIL — 1.25%
Amazon.com Inc.[a]	148,161	55,130,708

		55,130,708
INTERNET SOFTWARE & SERVICES — 4.86%
eBay Inc.[a]	428,393	24,709,708
Facebook Inc. Class Aa	816,734	67,147,786
Google Inc. Class Aa	111,116	61,636,045
Google Inc. Class Ca	111,323	61,005,004

		214,498,543
IT SERVICES — 3.68%
Accenture PLC Class A	244,365	22,894,557
International Business Machines Corp.	357,643	57,401,702
MasterCard Inc. Class A	379,788	32,809,885
Visa Inc. Class A	754,737	49,367,347

		162,473,491
MACHINERY — 0.43%
Caterpillar Inc.	235,829	18,873,395

		18,873,395

Security	Shares	Value
MEDIA — 3.87%
Comcast Corp. Class A	988,611	$55,826,863
Time Warner Inc.	323,121	27,284,337
Twenty-First Century Fox Inc. Class A	711,368	24,072,693
Walt Disney Co. (The)	608,339	63,808,678

		170,992,571
MULTILINE RETAIL — 0.46%
Target Corp.	247,819	20,338,505

		20,338,505
OIL, GAS & CONSUMABLE FUELS — 7.25%
Anadarko Petroleum Corp.	197,126	16,324,004
Chevron Corp.	731,501	76,792,975
ConocoPhillips	479,120	29,830,011
Devon Energy Corp.	150,330	9,066,402
Exxon Mobil Corp.	1,631,967	138,717,195
Kinder Morgan Inc./DE	662,973	27,884,645
Occidental Petroleum Corp.	299,794	21,884,962

		320,500,194
PHARMACEUTICALS — 9.19%
AbbVie Inc.	620,124	36,302,059
Actavis PLC[a]	151,925	45,215,918
Bristol-Myers Squibb Co.	646,641	41,708,345
Eli Lilly & Co.	380,394	27,635,624
Johnson & Johnson	1,081,764	108,825,458
Merck & Co. Inc.	1,104,212	63,470,106
Pfizer Inc.	2,384,453	82,955,120

		406,112,630
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.54%
Simon Property Group Inc.	120,923	23,657,376

		23,657,376
ROAD & RAIL — 1.12%
Norfolk Southern Corp.	119,606	12,309,849
Union Pacific Corp.	342,876	37,136,900

		49,446,749
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.83%
Intel Corp.	1,842,571	57,617,195
Texas Instruments Inc.	407,401	23,297,226

		80,914,421
SOFTWARE — 4.16%
Microsoft Corp.	3,191,735	129,759,986

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2015

Security	Shares	Value
Oracle Corp.	1,247,193	$53,816,378

		183,576,364
SPECIALTY RETAIL — 1.96%
Home Depot Inc. (The)	512,699	58,247,733
Lowe’s Companies Inc.	378,504	28,156,913

		86,404,646
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.33%
Apple Inc.	2,266,144	281,976,298
EMC Corp./MA	773,479	19,770,123
Hewlett-Packard Co.	707,141	22,034,514

		323,780,935
TEXTILES, APPAREL & LUXURY GOODS — 0.62%
NIKE Inc. Class B	272,261	27,315,946

		27,315,946
TOBACCO — 1.89%
Altria Group Inc.	766,161	38,323,373
Philip Morris International Inc.	601,834	45,336,156

		83,659,529

TOTAL COMMON STOCKS
(Cost: $4,340,192,591)		4,409,647,332

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	2,338,375	$2,338,375

		2,338,375

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,338,375)		2,338,375

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $4,342,530,966)		4,411,985,707
Other Assets, Less Liabilities — 0.13%		5,899,445

NET ASSETS — 100.00%		$4,417,885,152

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	68	Jun. 2015	Chicago Mercantile	$7,006,720	$98,107

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	433,117	$65,002,199	0.51%
Honeywell International Inc.	527,826	55,057,530	0.43
Other securities[a]		144,136,713	1.12

		264,196,442	2.06
AIR FREIGHT & LOGISTICS
Other securities[a]		102,406,369	0.80

		102,406,369	0.80
AIRLINES
Other securities[a]		124,152,573	0.97

		124,152,573	0.97
AUTOMOBILES
Other securities[a]		9,835,810	0.08

		9,835,810	0.08
BANKS
Wells Fargo & Co.	2,479,806	134,901,446	1.05
Other securities[a]		56,947,677	0.45

		191,849,123	1.50
BEVERAGES
Coca-Cola Co. (The)	2,909,764	117,990,930	0.92
PepsiCo Inc.	1,176,057	112,454,570	0.88
Other securities[a]		113,634,442	0.89

		344,079,942	2.69
BIOTECHNOLOGY
Amgen Inc.	1,003,402	160,393,810	1.25
Biogen Inc.[b]	310,218	130,986,448	1.02
Celgene Corp.[b,c]	1,058,595	122,034,832	0.95
Gilead Sciences Inc.[b]	1,969,345	193,251,825	1.51
Other securities[a]		117,188,552	0.93

		723,855,467	5.66
BUILDING PRODUCTS
Other securities[a]		10,620,176	0.08

		10,620,176	0.08
CAPITAL MARKETS
BlackRock Inc.[d]	107,365	39,278,412	0.31
Other securities[a]		138,151,570	1.08

		177,429,982	1.39
CHEMICALS
Other securities[a]		283,784,678	2.22

		283,784,678	2.22

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		$53,322,540	0.42%

		53,322,540	0.42
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	4,319,895	118,905,110	0.93
QUALCOMM Inc.	2,181,142	151,240,386	1.18
Other securities[a]		19,034,674	0.15

		289,180,170	2.26
CONSTRUCTION & ENGINEERING
Other securities[a]		3,760,939	0.03

		3,760,939	0.03
CONSTRUCTION MATERIALS
Other securities[a]		20,263,294	0.16

		20,263,294	0.16
CONSUMER FINANCE
Other securities[a]		87,530,283	0.68

		87,530,283	0.68
CONTAINERS & PACKAGING
Other securities[a]		16,963,370	0.13

		16,963,370	0.13
DISTRIBUTORS
Other securities[a]		10,906,398	0.08

		10,906,398	0.08
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		7,843,264	0.06

		7,843,264	0.06
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		72,162,626	0.56

		72,162,626	0.56
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		28,030,022	0.22

		28,030,022	0.22
ELECTRIC UTILITIES
Other securities[a]		42,943,220	0.33

		42,943,220	0.33
ELECTRICAL EQUIPMENT
Other securities[a]		20,635,647	0.16

		20,635,647	0.16
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		60,976,936	0.48

		60,976,936	0.48

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	792,599	$66,134,461	0.52%
Other securities[a]		12,827,852	0.10

		78,962,313	0.62
FOOD & STAPLES RETAILING
CVS Health Corp.	1,487,872	153,563,269	1.20
Other securities[a]		23,412,884	0.18

		176,976,153	1.38
FOOD PRODUCTS
Other securities[a]		151,674,077	1.18

		151,674,077	1.18
GAS UTILITIES
Other securities[a]		3,146,569	0.02

		3,146,569	0.02
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	1,884,301	146,956,635	1.15
Other securities[a]		264,947,854	2.07

		411,904,489	3.22
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	617,933	73,095,295	0.57
Other securities[a]		207,800,527	1.62

		280,895,822	2.19
HEALTH CARE TECHNOLOGY
Other securities[a]		29,540,264	0.23

		29,540,264	0.23
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	660,881	64,396,245	0.50
Starbucks Corp.	664,289	62,908,168	0.49
Other securities[a]		122,483,515	0.96

		249,787,928	1.95
HOUSEHOLD DURABLES
Other securities[a]		71,267,753	0.56

		71,267,753	0.56
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,749,680	143,368,779	1.12
Other securities[a]		86,209,611	0.67

		229,578,390	1.79
INDUSTRIAL CONGLOMERATES
3M Co.	562,353	92,760,127	0.72

Security	Shares	Value	% of Net Assets
Other securities[a]		$55,277,361	0.44%

		148,037,488	1.16
INSURANCE
Other securities[a]		60,712,622	0.47

		60,712,622	0.47
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	503,505	187,354,210	1.46
Priceline Group Inc. (The)[b]	68,672	79,944,509	0.62
Other securities[a]		57,894,835	0.46

		325,193,554	2.54
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	1,456,046	83,984,733	0.66
Facebook Inc. Class Ab	2,775,701	228,204,258	1.78
Google Inc. Class Ab	377,582	209,444,735	1.64
Google Inc. Class Cb	378,377	207,350,596	1.62
Other securities[a]		94,699,295	0.74

		823,683,617	6.44
IT SERVICES
MasterCard Inc. Class A	1,290,776	111,510,139	0.87
Visa Inc. Class A	2,564,968	167,774,557	1.31
Other securities[a]		246,204,068	1.93

		525,488,764	4.11
LEISURE PRODUCTS
Other securities[a]		4,599,129	0.04

		4,599,129	0.04
LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific Inc.	524,671	70,484,302	0.55
Other securities[a]		13,474,453	0.11

		83,958,755	0.66
MACHINERY
Other securities[a]		57,654,704	0.45

		57,654,704	0.45
MEDIA
Comcast Corp. Class A	2,251,180	127,124,135	0.99
DIRECTV[b]	664,877	56,581,033	0.44
Time Warner Inc.	1,098,193	92,731,417	0.72
Walt Disney Co. (The)	2,067,445	216,854,306	1.69
Other securities[a]		162,231,270	1.28

		655,522,161	5.12

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
MULTI-UTILITIES
Other securities[a]		$63,718,257	0.50%

		63,718,257	0.50
MULTILINE RETAIL
Other securities[a]		73,172,833	0.57

		73,172,833	0.57
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	725,224	66,495,789	0.52
Kinder Morgan Inc./DE	2,253,241	94,771,316	0.74
Other securities[a]		158,429,792	1.24

		319,696,897	2.50
PERSONAL PRODUCTS
Other securities[a]		13,728,385	0.11

		13,728,385	0.11
PHARMACEUTICALS
AbbVie Inc.	2,107,549	123,375,918	0.96
Actavis PLC[b]	516,311	153,664,480	1.20
Bristol-Myers Squibb Co.	1,164,848	75,132,696	0.59
Eli Lilly & Co.	788,701	57,299,128	0.45
Johnson & Johnson	2,132,360	214,515,416	1.68
Merck & Co. Inc.	2,139,132	122,957,307	0.96
Other securities[a]		127,388,480	0.99

		874,333,425	6.83
PROFESSIONAL SERVICES
Other securities[a]		43,590,917	0.34

		43,590,917	0.34
REAL ESTATE INVESTMENT TRUSTS (REITS)
Simon Property Group Inc.	411,034	80,414,692	0.63
Other securities[a]		463,902,446	3.62

		544,317,138	4.25
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		14,301,100	0.11

		14,301,100	0.11
ROAD & RAIL
Union Pacific Corp.	1,165,292	126,212,776	0.99
Other securities[a]		79,493,084	0.62

		205,705,860	1.61
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	6,262,143	195,817,212	1.53
Other securities[a]		291,876,221	2.28

		487,693,433	3.81

Security	Shares	Value	% of Net Assets
SOFTWARE
Microsoft Corp.	10,847,182	$440,992,184	3.45%
Oracle Corp.	2,797,594	120,716,181	0.94
Other securities[a]		189,161,254	1.48

		750,869,619	5.87
SPECIALTY RETAIL
Home Depot Inc. (The)	1,742,485	197,963,721	1.55
Lowe’s Companies Inc.	1,286,459	95,699,685	0.75
Other securities[a]		202,495,107	1.58

		496,158,513	3.88
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	7,701,527	958,301,005	7.49
Other securities[a]		121,992,774	0.95

		1,080,293,779	8.44
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	925,328	92,838,158	0.73
Other securities[a]		96,047,909	0.75

		188,886,067	1.48
TOBACCO
Altria Group Inc.	2,603,959	130,250,029	1.02
Philip Morris International Inc.	1,125,027	84,748,284	0.66
Other securities[a]		59,198,555	0.46

		274,196,868	2.14
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		30,210,029	0.24

		30,210,029	0.24

TOTAL COMMON STOCKS
(Cost: $9,502,530,928)		12,776,186,943	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	72,954,617	72,954,617	0.57
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	4,214,619	4,214,619	0.04

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	9,312,659	$9,312,659	0.07%

		86,481,895	0.68

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,481,895)		86,481,895	0.68

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,589,012,823)		12,862,668,838	100.51
Other Assets, Less Liabilities		(65,278,236)	(0.51)

NET ASSETS		$12,797,390,602	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	160	Jun. 2015	Chicago Mercantile	$16,486,400	$230,840

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments

iSHARES® S&P 500 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	307,656	$46,173,012	0.57%
United Technologies Corp.	776,186	90,968,999	1.12
Other securities[a]		149,368,102	1.83

		286,510,113	3.52
AIR FREIGHT & LOGISTICS
Other securities[a]		50,228,053	0.62

		50,228,053	0.62
AIRLINES
Other securities[a]		10,311,101	0.13

		10,311,101	0.13
AUTO COMPONENTS
Other securities[a]		72,582,442	0.89

		72,582,442	0.89
AUTOMOBILES
Ford Motor Co.	3,715,776	59,972,625	0.74
General Motors Co.	1,270,589	47,647,087	0.59
Other securities[a]		5,069,239	0.06

		112,688,951	1.39
BANKS
Bank of America Corp.	9,880,824	152,065,881	1.87
Citigroup Inc.	2,849,641	146,813,504	1.81
JPMorgan Chase & Co.	3,501,928	212,146,798	2.61
PNC Financial Services Group Inc. (The)[b]	489,084	45,602,192	0.56
U.S. Bancorp/MN	869,995	37,992,682	0.47
Wells Fargo & Co.	2,642,334	143,742,970	1.77
Other securities[a]		115,961,843	1.41

		854,325,870	10.50
BEVERAGES
Coca-Cola Co. (The)	1,624,061	65,855,674	0.81
PepsiCo Inc.	556,952	53,255,750	0.65
Other securities[a]		4,344,064	0.06

		123,455,488	1.52
BIOTECHNOLOGY
Other securities[a]		7,768,207	0.10

		7,768,207	0.10
BUILDING PRODUCTS
Other securities[a]		6,774,925	0.08

		6,774,925	0.08

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	1,046,273	$42,102,026	0.52%
BlackRock Inc.[b]	42,903	15,695,634	0.19
Goldman Sachs Group Inc. (The)	380,534	71,528,976	0.88
Morgan Stanley	1,448,158	51,684,759	0.64
Other securities[a]		78,750,404	0.96

		259,761,799	3.19
CHEMICALS
Dow Chemical Co. (The)	1,022,171	49,043,764	0.60
Other securities[a]		156,617,486	1.93

		205,661,250	2.53
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		40,142,482	0.49

		40,142,482	0.49
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,726,147	47,512,196	0.58
Other securities[a]		21,558,542	0.27

		69,070,738	0.85
CONSTRUCTION & ENGINEERING
Other securities[a]		16,406,978	0.20

		16,406,978	0.20
CONSTRUCTION MATERIALS
Other securities[a]		4,185,158	0.05

		4,185,158	0.05
CONSUMER FINANCE
Capital One Financial Corp.	518,108	40,837,272	0.50
Other securities[a]		33,455,926	0.41

		74,293,198	0.91
CONTAINERS & PACKAGING
Other securities[a]		22,011,472	0.27

		22,011,472	0.27
DISTRIBUTORS
Other securities[a]		5,594,755	0.07

		5,594,755	0.07
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		2,740,157	0.03

		2,740,157	0.03

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	1,712,950	$247,212,944	3.04%
Other securities[a]		57,673,765	0.71

		304,886,709	3.75
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	4,875,023	159,169,501	1.96
Verizon Communications Inc.	3,903,093	189,807,413	2.33
Other securities[a]		23,838,497	0.29

		372,815,411	4.58
ELECTRIC UTILITIES
Duke Energy Corp.	664,599	51,027,911	0.63
Other securities[a]		215,471,252	2.65

		266,499,163	3.28
ELECTRICAL EQUIPMENT
Other securities[a]		78,755,916	0.97

		78,755,916	0.97
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		32,392,722	0.40

		32,392,722	0.40
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	634,881	52,974,471	0.65
Other securities[a]		108,530,364	1.34

		161,504,835	1.99
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	413,264	62,607,429	0.77
Wal-Mart Stores Inc.	1,483,467	122,015,161	1.50
Walgreens Boots Alliance Inc.	819,040	69,356,307	0.85
Other securities[a]		57,392,220	0.71

		311,371,117	3.83
FOOD PRODUCTS
Mondelez International Inc. Class A	1,549,344	55,915,825	0.69
Other securities[a]		122,616,979	1.51

		178,532,804	2.20
GAS UTILITIES
Other securities[a]		3,354,751	0.04

		3,354,751	0.04
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	850,427	39,400,283	0.48

Security	Shares	Value	% of Net Assets
Other securities[a]		$44,291,320	0.55%

		83,691,603	1.03
HEALTH CARE PROVIDERS & SERVICES
Anthem Inc.	250,594	38,694,219	0.48
UnitedHealth Group Inc.	456,858	54,041,733	0.66
Other securities[a]		188,901,692	2.32

		281,637,644	3.46
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	433,330	42,223,675	0.52
Other securities[a]		75,918,520	0.93

		118,142,195	1.45
HOUSEHOLD DURABLES
Other securities[a]		29,497,613	0.36

		29,497,613	0.36
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,293,639	106,000,780	1.30
Other securities[a]		44,638,105	0.55

		150,638,885	1.85
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		15,755,252	0.19

		15,755,252	0.19
INDUSTRIAL CONGLOMERATES
General Electric Co.	9,453,759	234,547,761	2.88
Other securities[a]		58,376,576	0.72

		292,924,337	3.60
INSURANCE
American International Group Inc.	1,289,110	70,630,337	0.87
MetLife Inc.	1,049,601	53,057,330	0.65
Other securities[a]		294,665,713	3.62

		418,353,380	5.14
IT SERVICES
International Business Machines Corp.	863,423	138,579,391	1.70
Other securities[a]		66,491,871	0.82

		205,071,262	2.52
LEISURE PRODUCTS
Other securities[a]		10,665,107	0.13

		10,665,107	0.13

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$18,690,213	0.23%

		18,690,213	0.23
MACHINERY
Caterpillar Inc.	569,371	45,566,761	0.56
Other securities[a]		164,844,917	2.03

		210,411,678	2.59
MEDIA
Comcast Corp. Class A	787,647	44,478,426	0.55
Other securities[a]		95,799,756	1.17

		140,278,182	1.72
METALS & MINING
Other securities[a]		60,832,321	0.75

		60,832,321	0.75
MULTI-UTILITIES
Other securities[a]		159,065,240	1.96

		159,065,240	1.96
MULTILINE RETAIL
Target Corp.	598,295	49,102,071	0.60
Other securities[a]		38,596,251	0.48

		87,698,322	1.08
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	1,766,016	185,396,360	2.28
ConocoPhillips	1,156,696	72,015,893	0.89
Exxon Mobil Corp.	3,939,977	334,898,045	4.12
Occidental Petroleum Corp.	723,769	52,835,137	0.65
Phillips 66	510,504	40,125,614	0.49
Other securities[a]		252,660,714	3.10

		937,931,763	11.53
PAPER & FOREST PRODUCTS
Other securities[a]		22,039,740	0.27

		22,039,740	0.27
PERSONAL PRODUCTS
Other securities[a]		7,651,967	0.09

		7,651,967	0.09
PHARMACEUTICALS
Bristol-Myers Squibb Co.	733,773	47,328,358	0.58
Johnson & Johnson	1,096,899	110,348,039	1.36
Merck & Co. Inc.	1,146,329	65,890,991	0.81
Pfizer Inc.	5,756,706	200,275,802	2.46

Security	Shares	Value	% of Net Assets
Other securities[a]		$42,930,120	0.53%

		466,773,310	5.74
PROFESSIONAL SERVICES
Other securities[a]		4,672,953	0.06

		4,672,953	0.06
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		49,101,597	0.60

		49,101,597	0.60
ROAD & RAIL
Other securities[a]		19,425,017	0.24

		19,425,017	0.24
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		67,386,730	0.83

		67,386,730	0.83
SOFTWARE
Oracle Corp.	1,023,772	44,175,762	0.54
Other securities[a]		38,884,157	0.48

		83,059,919	1.02
SPECIALTY RETAIL
Other securities[a]		75,269,880	0.93

		75,269,880	0.93
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Hewlett-Packard Co.	1,707,213	53,196,757	0.65
Other securities[a]		18,840,161	0.24

		72,036,918	0.89
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		23,585,160	0.29

		23,585,160	0.29
THRIFTS & MORTGAGE FINANCE
Other securities[a]		9,152,213	0.11

		9,152,213	0.11
TOBACCO
Philip Morris International Inc.	653,857	49,255,048	0.61

		49,255,048	0.61
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		10,709,513	0.13

		10,709,513	0.13

TOTAL COMMON STOCKS
(Cost: $7,094,352,263)		8,116,031,527	99.78

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16% [b,d,e]	32,888,810	$32,888,810	0.41%
BlackRock Cash Funds: Prime, SL Agency Shares
0.15% [b,d,e]	1,900,000	1,900,000	0.02
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01% [b,d]	5,793,610	5,793,610	0.07

		40,582,420	0.50

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,582,420)		40,582,420	0.50

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,134,934,683)	$8,156,613,947	100.28%
Other Assets, Less Liabilities	(22,970,700)	(0.28)

NET ASSETS	$8,133,643,247	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	135	Jun. 2015	Chicago Mercantile	$13,910,400	$194,771

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$72,884,548	1.37%

		72,884,548	1.37
AIRLINES
Alaska Air Group Inc.	808,845	53,529,362	1.01
Other securities[a]		30,996,485	0.58

		84,525,847	1.59
AUTO COMPONENTS
Gentex Corp./MI	1,820,869	33,321,903	0.63

		33,321,903	0.63
AUTOMOBILES
Other securities[a]		7,744,805	0.15

		7,744,805	0.15
BANKS
Signature Bank/New York NYb,c	309,878	40,153,991	0.76
Other securities[a]		64,121,832	1.21

		104,275,823	1.97
BEVERAGES
Other securities[a]		14,956,752	0.28

		14,956,752	0.28
BIOTECHNOLOGY
United Therapeutics Corp.[b,c]	287,531	49,580,408	0.94

		49,580,408	0.94
BUILDING PRODUCTS
Other securities[a]		68,774,512	1.30

		68,774,512	1.30
CAPITAL MARKETS
SEI Investments Co.	801,990	35,359,739	0.67
Other securities[a]		68,830,527	1.29

		104,190,266	1.96
CHEMICALS
Valspar Corp. (The)	460,602	38,704,386	0.73
Other securities[a]		142,883,885	2.69

		181,588,271	3.42
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		84,643,609	1.60

		84,643,609	1.60

Security	Shares	Value	% of Net Assets
COMMUNICATIONS EQUIPMENT
Other securities[a]		$64,904,319	1.22%

		64,904,319	1.22
CONSTRUCTION MATERIALS
Other securities[a]		25,906,608	0.49

		25,906,608	0.49
CONSUMER FINANCE
Other securities[a]		11,372,594	0.21

		11,372,594	0.21
CONTAINERS & PACKAGING
Packaging Corp. of America	606,156	47,395,338	0.89

		47,395,338	0.89
DISTRIBUTORS
LKQ Corp.[b]	1,873,091	47,876,206	0.90

		47,876,206	0.90
DIVERSIFIED CONSUMER SERVICES
Service Corp. International/U.S.	1,250,386	32,572,555	0.61
Other securities[a]		5,530,388	0.11

		38,102,943	0.72
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		58,183,664	1.10

		58,183,664	1.10
ELECTRIC UTILITIES
Other securities[a]		14,845,436	0.28

		14,845,436	0.28
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	267,135	44,921,421	0.85
Other securities[a]		16,734,699	0.31

		61,656,120	1.16
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		152,749,908	2.88

		152,749,908	2.88
ENERGY EQUIPMENT & SERVICES
Dresser-Rand Group Inc.[b]	472,139	37,936,368	0.71
Other securities[a]		27,189,231	0.52

		65,125,599	1.23
FOOD & STAPLES RETAILING
Other securities[a]		6,917,384	0.13

		6,917,384	0.13

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
FOOD PRODUCTS
Hain Celestial Group Inc. (The)[b,c]	626,468	$40,125,276	0.76%
WhiteWave Foods Co. (The)[b]	1,074,490	47,642,887	0.90
Other securities[a]		22,948,007	0.43

		110,716,170	2.09
GAS UTILITIES
UGI Corp.	1,065,502	34,724,710	0.65
Other securities[a]		26,433,179	0.50

		61,157,889	1.15
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	297,505	55,758,387	1.05
Hologic Inc.[b]	1,500,396	49,550,578	0.93
IDEXX Laboratories Inc.[b,c]	290,378	44,857,593	0.85
ResMed Inc.	606,027	43,500,618	0.82
Other securities[a]		109,696,568	2.07

		303,363,744	5.72
HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[b,c]	732,001	51,745,151	0.98
MEDNAX Inc.[b,c]	592,046	42,929,255	0.81
Other securities[a]		64,961,856	1.22

		159,636,262	3.01
HEALTH CARE TECHNOLOGY
Other securities[a]		4,327,808	0.08

		4,327,808	0.08
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	342,565	34,444,911	0.65
Other securities[a]		99,892,360	1.88

		134,337,271	2.53
HOUSEHOLD DURABLES
Jarden Corp.[b,c]	652,742	34,530,052	0.65
Toll Brothers Inc.[b,c]	984,837	38,743,488	0.73
Other securities[a]		56,960,960	1.07

		130,234,500	2.45
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	804,412	68,712,873	1.29
Other securities[a]		28,029,534	0.53

		96,742,407	1.82

Security	Shares	Value	% of Net Assets
INDUSTRIAL CONGLOMERATES
Other securities[a]		$17,870,272	0.34%

		17,870,272	0.34
INSURANCE
Other securities[a]		127,139,686	2.40

		127,139,686	2.40
INTERNET & CATALOG RETAIL
Other securities[a]		13,638,699	0.26

		13,638,699	0.26
INTERNET SOFTWARE & SERVICES
Rackspace Hosting Inc.[b,c]	723,654	37,333,310	0.70
Other securities[a]		9,959,538	0.19

		47,292,848	0.89
IT SERVICES
Gartner Inc.[b,c]	539,285	45,219,047	0.85
Global Payments Inc.	413,234	37,885,293	0.71
Other securities[a]		149,200,739	2.82

		232,305,079	4.38
LEISURE PRODUCTS
Polaris Industries Inc.	375,881	53,036,809	1.00
Other securities[a]		35,611,736	0.67

		88,648,545	1.67
LIFE SCIENCES TOOLS & SERVICES
Mettler-Toledo International Inc.[b,c]	173,298	56,954,388	1.07
Other securities[a]		38,244,591	0.72

		95,198,979	1.79
MACHINERY
Trinity Industries Inc.[c]	959,943	34,087,576	0.64
Wabtec Corp./DE	593,591	56,397,081	1.06
Other securities[a]		143,631,158	2.71

		234,115,815	4.41
MARINE
Other securities[a]		15,466,679	0.29

		15,466,679	0.29
MEDIA
Other securities[a]		74,380,808	1.40

		74,380,808	1.40
METALS & MINING
Other securities[a]		28,668,998	0.54

		28,668,998	0.54

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
MULTI-UTILITIES
Other securities[a]		$12,119,078	0.23%

		12,119,078	0.23
MULTILINE RETAIL
Other securities[a]		7,559,057	0.14

		7,559,057	0.14
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		9,120,958	0.17

		9,120,958	0.17
PHARMACEUTICALS
Salix Pharmaceuticals Ltd.[b]	393,228	67,953,731	1.28
Other securities[a]		21,798,205	0.41

		89,751,936	1.69
PROFESSIONAL SERVICES
Other securities[a]		16,476,316	0.31

		16,476,316	0.31
REAL ESTATE INVESTMENT TRUSTS (REITS)
Camden Property Trust	534,136	41,732,046	0.79
Duke Realty Corp.	2,123,666	46,232,209	0.87
Extra Space Storage Inc.	681,135	46,024,292	0.87
Federal Realty Investment Trust[c]	423,041	62,275,866	1.17
Kilroy Realty Corp.	532,013	40,523,430	0.76
Omega Healthcare Investors Inc.[c]	854,797	34,679,114	0.65
Realty Income Corp.[c]	1,386,452	71,540,923	1.35
Regency Centers Corp.[c]	579,721	39,444,217	0.74
UDR Inc.[c]	1,594,277	54,253,246	1.02
Other securities[a]		321,539,931	6.07

		758,245,274	14.29
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle Inc.	276,175	47,060,220	0.89
Other securities[a]		12,064,362	0.22

		59,124,582	1.11
ROAD & RAIL
JB Hunt Transport Services Inc.	567,144	48,431,262	0.91
Other securities[a]		74,780,119	1.41

		123,211,381	2.32

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Qorvo Inc.[b]	914,681	$72,900,076	1.37%
Other securities[a]		61,849,427	1.17

		134,749,503	2.54
SOFTWARE
Cadence Design Systems Inc.[b,c]	1,799,698	33,186,431	0.63
FactSet Research Systems Inc.	238,866	38,027,467	0.72
Other securities[a]		301,857,780	5.68

		373,071,678	7.03
SPECIALTY RETAIL
Advance Auto Parts Inc.	450,618	67,453,009	1.27
Foot Locker Inc.	875,379	55,148,877	1.04
Signet Jewelers Ltd.[c]	493,980	68,559,484	1.29
Williams-Sonoma Inc.	527,492	42,046,387	0.80

		233,207,757	4.40
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		10,250,199	0.19

		10,250,199	0.19
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		58,682,257	1.11

		58,682,257	1.11
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		20,275,661	0.38

		20,275,661	0.38
WATER UTILITIES
Other securities[a]		16,607,219	0.31

		16,607,219	0.31

TOTAL COMMON STOCKS
(Cost: $4,316,558,620)		5,299,218,178	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16% [d,e,f]	383,619,069	383,619,069	7.23
BlackRock Cash Funds: Prime, SL Agency Shares
0.15% [d,e,f]	22,161,832	22,161,832	0.42

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	4,787,069	$4,787,069	0.09%

		410,567,970	7.74

TOTAL SHORT-TERM INVESTMENTS
(Cost: $410,567,970)		410,567,970	7.74

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,727,126,590)		5,709,786,148	107.60
Other Assets, Less Liabilities		(403,383,742)	(7.60)

NET ASSETS		$5,306,402,406	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	32	Jun. 2015	Chicago Mercantile	$4,863,360	$133,597

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Exelis Inc.	1,018,289	$24,815,703	0.57%
Orbital ATK Inc.	323,810	24,813,560	0.57
Other securities[a]		76,746,184	1.78

		126,375,447	2.92
AUTO COMPONENTS
Other securities[a]		19,032,531	0.44

		19,032,531	0.44
AUTOMOBILES
Other securities[a]		9,167,410	0.21

		9,167,410	0.21
BANKS
City National Corp./CA	262,726	23,403,632	0.54
Other securities[a]		324,520,829	7.51

		347,924,461	8.05
BUILDING PRODUCTS
Other securities[a]		32,209,434	0.74

		32,209,434	0.74
CAPITAL MARKETS
Other securities[a]		79,671,938	1.84

		79,671,938	1.84
CHEMICALS
Albemarle Corp.	612,505	32,364,764	0.75
Ashland Inc.	177,450	22,591,160	0.52
Other securities[a]		74,298,752	1.72

		129,254,676	2.99
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		81,218,030	1.88

		81,218,030	1.88
COMMUNICATIONS EQUIPMENT
Other securities[a]		41,681,401	0.96

		41,681,401	0.96
CONSTRUCTION & ENGINEERING
AECOM[b,c]	848,563	26,152,712	0.60
Other securities[a]		18,419,208	0.43

		44,571,920	1.03
CONSUMER FINANCE
Other securities[a]		11,390,300	0.26

		11,390,300	0.26

Security	Shares	Value	% of Net Assets
CONTAINERS & PACKAGING
AptarGroup Inc.	340,315	$21,616,809	0.50%
Bemis Co. Inc.	532,228	24,647,479	0.57
Rock-Tenn Co. Class A	764,041	49,280,644	1.14
Sonoco Products Co.	549,850	24,996,181	0.58
Other securities[a]		20,506,695	0.47

		141,047,808	3.26
DIVERSIFIED CONSUMER SERVICES
Graham Holdings Co. Class B	24,192	25,392,649	0.59
Other securities[a]		29,736,338	0.69

		55,128,987	1.28
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		12,407,489	0.29

		12,407,489	0.29
ELECTRIC UTILITIES
Great Plains Energy Inc.	841,612	22,454,208	0.52
OGE Energy Corp.	1,089,371	34,435,017	0.80
Westar Energy Inc.[c]	721,262	27,956,115	0.65
Other securities[a]		52,301,177	1.20

		137,146,517	3.17
ELECTRICAL EQUIPMENT
Other securities[a]		36,892,627	0.85

		36,892,627	0.85
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics Inc.[b]	522,314	31,939,501	0.74
Avnet Inc.	744,744	33,141,108	0.77
Ingram Micro Inc. Class Ab	852,648	21,418,518	0.50
Jabil Circuit Inc.	1,055,154	24,669,501	0.57
Other securities[a]		97,087,654	2.24

		208,256,282	4.82
ENERGY EQUIPMENT & SERVICES
Nabors Industries Ltd.	1,582,526	21,601,480	0.50
Other securities[a]		105,814,516	2.45

		127,415,996	2.95
FOOD & STAPLES RETAILING
Other securities[a]		28,038,248	0.65

		28,038,248	0.65
FOOD PRODUCTS
Flowers Foods Inc.	1,006,095	22,878,600	0.53
Ingredion Inc.	390,505	30,389,099	0.70

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$35,352,102	0.82%

		88,619,801	2.05
GAS UTILITIES
Atmos Energy Corp.	550,512	30,443,314	0.70
Other securities[a]		54,820,978	1.27

		85,264,292	1.97
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		58,369,607	1.35

		58,369,607	1.35
HEALTH CARE PROVIDERS & SERVICES
Community Health Systems Inc.[b]	637,444	33,325,572	0.77
Health Net Inc./CAb	419,966	25,403,744	0.59
WellCare Health Plans Inc.[b,c]	240,042	21,954,241	0.51
Other securities[a]		37,313,100	0.86

		117,996,657	2.73
HEALTH CARE TECHNOLOGY
Other securities[a]		14,662,937	0.34

		14,662,937	0.34
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		45,061,398	1.04

		45,061,398	1.04
HOUSEHOLD DURABLES
Jarden Corp.[b,c]	402,091	21,270,614	0.49
Other securities[a]		29,297,300	0.68

		50,567,914	1.17
HOUSEHOLD PRODUCTS
Energizer Holdings Inc.	159,422	22,008,207	0.51

		22,008,207	0.51
INDUSTRIAL CONGLOMERATES
Other securities[a]		17,166,840	0.40

		17,166,840	0.40
INSURANCE
Alleghany Corp.[b]	46,313	22,554,431	0.52
American Financial Group Inc./OH	400,267	25,677,128	0.59
Everest Re Group Ltd.	244,016	42,458,784	0.98
HCC Insurance Holdings Inc.	527,127	29,872,287	0.69
Reinsurance Group of America Inc.	375,570	34,999,368	0.81

Security	Shares	Value	% of Net Assets
Other securities[a]		$148,155,460	3.43%

		303,717,458	7.02
INTERNET SOFTWARE & SERVICES
Other securities[a]		8,151,223	0.19

		8,151,223	0.19
IT SERVICES
Other securities[a]		90,114,599	2.08

		90,114,599	2.08
LEISURE PRODUCTS
Other securities[a]		9,420,999	0.22

		9,420,999	0.22
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		22,204,533	0.51

		22,204,533	0.51
MACHINERY
Other securities[a]		208,992,378	4.83

		208,992,378	4.83
MARINE
Other securities[a]		9,159,777	0.21

		9,159,777	0.21
MEDIA
Other securities[a]		63,957,905	1.48

		63,957,905	1.48
METALS & MINING
Reliance Steel & Aluminum Co.	423,521	25,868,663	0.60
Steel Dynamics Inc.	1,318,395	26,499,739	0.61
Other securities[a]		72,029,221	1.67

		124,397,623	2.88
MULTI-UTILITIES
Alliant Energy Corp.	605,806	38,165,778	0.88
MDU Resources Group Inc.	1,061,600	22,654,544	0.52
Other securities[a]		21,489,065	0.50

		82,309,387	1.90
MULTILINE RETAIL
Other securities[a]		21,341,753	0.49

		21,341,753	0.49
OIL, GAS & CONSUMABLE FUELS
Energen Corp.	398,598	26,307,468	0.61
Gulfport Energy Corp.[b]	467,741	21,473,989	0.50
HollyFrontier Corp.	1,070,761	43,119,545	1.00

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
World Fuel Services Corp.	393,608	$22,624,588	0.52%
Other securities[a]		83,247,550	1.92

		196,773,140	4.55
PAPER & FOREST PRODUCTS
Other securities[a]		28,922,136	0.67

		28,922,136	0.67
PERSONAL PRODUCTS
Other securities[a]		18,994,715	0.44

		18,994,715	0.44
PROFESSIONAL SERVICES
ManpowerGroup Inc.	427,612	36,838,774	0.85
Towers Watson & Co. Class A	379,884	50,214,966	1.16
Other securities[a]		8,474,576	0.20

		95,528,316	2.21
REAL ESTATE INVESTMENT TRUSTS (REITS)
Corrections Corp. of America[c]	637,476	25,664,784	0.59
Liberty Property Trust[c]	813,147	29,029,348	0.67
Other securities[a]		173,002,420	4.01

		227,696,552	5.27
ROAD & RAIL
Other securities[a]		27,167,680	0.63

		27,167,680	0.63
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cree Inc.[b,c]	609,548	21,632,859	0.50
Teradyne Inc.	1,189,431	22,420,774	0.52
Other securities[a]		89,236,994	2.06

		133,290,627	3.08
SOFTWARE
Other securities[a]		89,996,122	2.08

		89,996,122	2.08
SPECIALTY RETAIL
Dick’s Sporting Goods Inc.	535,783	30,534,273	0.71
Office Depot Inc.[b]	2,678,651	24,643,589	0.57
Other securities[a]		134,873,211	3.12

		190,051,073	4.40
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
NCR Corp.[b]	921,257	27,186,294	0.63
Other securities[a]		33,164,220	0.77

		60,350,514	1.40

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$11,631,039	0.27%

		11,631,039	0.27
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp Inc.[c]	2,416,870	40,434,235	0.94
Other securities[a]		11,656,125	0.26

		52,090,360	1.20
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		47,543,156	1.10

		47,543,156	1.10
WATER UTILITIES
Other securities[a]		10,694,253	0.25

		10,694,253	0.25
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		13,338,133	0.31

		13,338,133	0.31

TOTAL COMMON STOCKS
(Cost: $3,778,610,800)		4,316,384,606	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16% [d,e,f]	239,753,436	239,753,436	5.54
BlackRock Cash Funds: Prime, SL Agency Shares
0.15% [d,e,f]	13,850,655	13,850,655	0.32
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	3,471,363	3,471,363	0.08

		257,075,454	5.94

TOTAL SHORT-TERM INVESTMENTS
(Cost: $257,075,454)		257,075,454	5.94

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2015

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,035,686,254)	$4,573,460,060	105.76%
Other Assets, Less Liabilities	(249,138,980)	(5.76)

NET ASSETS	$4,324,321,080	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	45	Jun. 2015	Chicago Mercantile	$6,839,100	$130,832

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	457,080	$33,796,495	0.98%
Other securities[a]		30,956,606	0.90

		64,753,101	1.88
AIR FREIGHT & LOGISTICS
Other securities[a]		15,871,944	0.46

		15,871,944	0.46
AIRLINES
Allegiant Travel Co.	130,047	25,006,738	0.73
Other securities[a]		1,615,611	0.04

		26,622,349	0.77
AUTO COMPONENTS
Other securities[a]		17,982,808	0.52

		17,982,808	0.52
AUTOMOBILES
Other securities[a]		5,531,724	0.16

		5,531,724	0.16
BANKS
Bank of the Ozarks Inc.	672,367	24,830,513	0.72
Home BancShares Inc./AR	563,559	19,099,015	0.55
MB Financial Inc.	612,430	19,175,183	0.56
PrivateBancorp Inc.	676,046	23,776,538	0.69
Other securities[a]		135,620,700	3.94

		222,501,949	6.46
BIOTECHNOLOGY
Other securities[a]		41,003,883	1.19

		41,003,883	1.19
BUILDING PRODUCTS
Other securities[a]		38,354,704	1.11

		38,354,704	1.11
CAPITAL MARKETS
Other securities[a]		49,413,667	1.43

		49,413,667	1.43
CHEMICALS
Other securities[a]		47,050,032	1.37

		47,050,032	1.37
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.	682,220	21,919,729	0.64

Security	Shares	Value	% of Net Assets
Other securities[a]		$42,485,678	1.23%

		64,405,407	1.87
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[b,c]	419,598	25,012,237	0.73
Other securities[a]		10,178,377	0.29

		35,190,614	1.02
CONSTRUCTION & ENGINEERING
Other securities[a]		9,555,684	0.28

		9,555,684	0.28
CONSTRUCTION MATERIALS
Other securities[a]		12,980,594	0.38

		12,980,594	0.38
CONSUMER FINANCE
PRA Group Inc.[b,c]	464,129	25,211,487	0.73
Other securities[a]		24,413,077	0.71

		49,624,564	1.44
DISTRIBUTORS
Pool Corp.	417,414	29,118,801	0.85

		29,118,801	0.85
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		11,766,463	0.34

		11,766,463	0.34
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	239,715	19,872,374	0.58

		19,872,374	0.58
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		23,872,393	0.69

		23,872,393	0.69
ELECTRICAL EQUIPMENT
Other securities[a]		19,219,223	0.56

		19,219,223	0.56
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		70,832,450	2.06

		70,832,450	2.06
ENERGY EQUIPMENT & SERVICES
U.S. Silica Holdings Inc.[c]	511,355	18,209,352	0.53
Other securities[a]		1,849,425	0.05

		20,058,777	0.58
FOOD PRODUCTS
Other securities[a]		70,901,733	2.06

		70,901,733	2.06

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
GAS UTILITIES
Other securities[a]		$24,995,058	0.73%

		24,995,058	0.73
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[b,c]	353,917	25,333,379	0.74
West Pharmaceutical Services Inc.	403,179	24,275,408	0.71
Other securities[a]		145,828,656	4.23

		195,437,443	5.68
HEALTH CARE PROVIDERS & SERVICES
Chemed Corp.	162,926	19,453,364	0.57
Molina Healthcare Inc.[b,c]	310,377	20,885,268	0.61
Other securities[a]		88,292,919	2.56

		128,631,551	3.74
HEALTH CARE TECHNOLOGY
Other securities[a]		45,019,719	1.31

		45,019,719	1.31
HOTELS, RESTAURANTS & LEISURE
Cracker Barrel Old Country Store Inc.	135,206	20,570,241	0.60
Jack in the Box Inc.	364,126	34,926,966	1.01
Marriott Vacations Worldwide Corp.	267,856	21,709,729	0.63
Texas Roadhouse Inc.	600,874	21,889,840	0.64
Other securities[a]		100,773,463	2.92

		199,870,239	5.80
HOUSEHOLD DURABLES
Helen of Troy Ltd.[b,c]	255,935	20,856,143	0.61
Ryland Group Inc. (The)	446,909	21,782,345	0.63
Other securities[a]		43,632,013	1.27

		86,270,501	2.51
HOUSEHOLD PRODUCTS
Other securities[a]		7,398,757	0.21

		7,398,757	0.21
INSURANCE
Other securities[a]		44,269,613	1.29

		44,269,613	1.29
INTERNET & CATALOG RETAIL
Other securities[a]		7,793,546	0.23

		7,793,546	0.23
INTERNET SOFTWARE & SERVICES
j2 Global Inc.	438,723	28,815,327	0.84

Security	Shares	Value	% of Net Assets
Other securities[a]		$75,171,612	2.18%

		103,986,939	3.02
IT SERVICES
Other securities[a]		61,832,680	1.80

		61,832,680	1.80
LEISURE PRODUCTS
Other securities[a]		4,614,101	0.13

		4,614,101	0.13
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b,c]	524,041	36,153,588	1.05
Other securities[a]		28,295,333	0.82

		64,448,921	1.87
MACHINERY
Hillenbrand Inc.	603,597	18,633,039	0.54
Toro Co. (The)	532,374	37,330,065	1.08
Other securities[a]		64,295,549	1.87

		120,258,653	3.49
MARINE
Other securities[a]		17,510,819	0.51

		17,510,819	0.51
MEDIA
Other securities[a]		14,157,944	0.41

		14,157,944	0.41
METALS & MINING
Other securities[a]		19,083,195	0.55

		19,083,195	0.55
MULTI-UTILITIES
Other securities[a]		11,627,354	0.34

		11,627,354	0.34
MULTILINE RETAIL
Other securities[a]		6,791,028	0.20

		6,791,028	0.20
OIL, GAS & CONSUMABLE FUELS
Carrizo Oil & Gas Inc.[b,c]	444,575	22,073,149	0.64
Other securities[a]		18,038,771	0.52

		40,111,920	1.16
PAPER & FOREST PRODUCTS
KapStone Paper and Packaging Corp.	809,519	26,584,604	0.77
Other securities[a]		31,103,019	0.91

		57,687,623	1.68

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
PERSONAL PRODUCTS
Other securities[a]		$1,745,183	0.05%

		1,745,183	0.05
PHARMACEUTICALS
Impax Laboratories Inc.[b]	634,847	29,755,279	0.86
Prestige Brands Holdings Inc.[b]	500,828	21,480,513	0.62
Other securities[a]		45,840,612	1.34

		97,076,404	2.82
PROFESSIONAL SERVICES
Other securities[a]		39,732,211	1.15

		39,732,211	1.15
REAL ESTATE INVESTMENT TRUSTS (REITS)
Chesapeake Lodging Trust[c]	552,982	18,707,381	0.54
Cousins Properties Inc.[c]	1,969,953	20,881,502	0.61
DiamondRock Hospitality Co.	1,919,459	27,121,956	0.79
Healthcare Realty Trust Inc.	951,626	26,436,170	0.77
Medical Properties Trust Inc.[c]	1,998,046	29,451,198	0.86
Post Properties Inc.	522,416	29,741,143	0.86
Sabra Health Care REIT Inc.[c]	567,593	18,815,708	0.55
Sovran Self Storage Inc.[c]	340,052	31,944,485	0.93
Other securities[a]		216,463,594	6.28

		419,563,137	12.19
ROAD & RAIL
Knight Transportation Inc.	583,158	18,806,845	0.55
Other securities[a]		31,969,990	0.92

		50,776,835	1.47
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microsemi Corp.[b]	546,944	19,361,818	0.56
Monolithic Power Systems Inc.	346,561	18,246,437	0.53
Synaptics Inc.[b]	351,332	28,565,048	0.83
Tessera Technologies Inc.	451,726	18,195,523	0.53
Other securities[a]		59,965,128	1.74

		144,333,954	4.19

Security	Shares	Value	% of Net Assets
SOFTWARE
Blackbaud Inc.	443,633	$21,019,332	0.61%
Manhattan Associates Inc.[b]	709,972	35,931,683	1.04
Take-Two Interactive Software Inc.[b]	808,991	20,592,866	0.60
Other securities[a]		85,527,633	2.49

		163,071,514	4.74
SPECIALTY RETAIL
Other securities[a]		120,399,283	3.50

		120,399,283	3.50
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Electronics For Imaging Inc.[b,c]	449,381	18,761,657	0.54
Other securities[a]		11,245,802	0.33

		30,007,459	0.87
TEXTILES, APPAREL & LUXURY GOODS
G-III Apparel Group Ltd.[b]	183,036	20,619,005	0.60
Skechers U.S.A. Inc. Class Ab,c	393,334	28,284,648	0.82
Wolverine World Wide Inc.	985,739	32,972,970	0.96
Other securities[a]		33,422,277	0.97

		115,298,900	3.35
THRIFTS & MORTGAGE FINANCE
Other securities[a]		20,998,433	0.61

		20,998,433	0.61
WATER UTILITIES
Other securities[a]		8,964,400	0.26

		8,964,400	0.26

TOTAL COMMON STOCKS
(Cost: $2,875,143,450)		3,440,250,555	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16% [d,e,f]	392,198,496	392,198,496	11.39
BlackRock Cash Funds: Prime, SL Agency Shares
0.15% [d,e,f]	22,657,469	22,657,469	0.66

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01% [d,e]	1,921,340	$1,921,340	0.06%

		416,777,305	12.11

TOTAL SHORT-TERM INVESTMENTS
(Cost: $416,777,305)		416,777,305	12.11

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,291,920,755)		3,857,027,860	112.03

SHORT POSITIONS[g]

COMMON STOCKS
Other securities[a]	(18,099)	(168,617)	—

TOTAL SHORT POSITIONS
(Proceeds: $168,617)		(168,617)	—
Other Assets, Less Liabilities		(414,038,693)	(12.03)

NET ASSETS		$3,442,820,550	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	33	Jun. 2015	ICE Market Equity	$4,121,370	$95,417

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Moog Inc. Class Aa	228,202	$17,126,560	0.49%
Other securities[b]		48,382,606	1.40

		65,509,166	1.89
AIR FREIGHT & LOGISTICS
Other securities[b]		35,659,243	1.03

		35,659,243	1.03
AIRLINES
Other securities[b]		12,808,313	0.37

		12,808,313	0.37
AUTO COMPONENTS
Other securities[b]		24,489,893	0.70

		24,489,893	0.70
BANKS
Community Bank System Inc.	410,758	14,536,726	0.42
FNB Corp./PA	1,735,564	22,805,311	0.66
National Penn Bancshares Inc.	1,408,530	15,169,868	0.44
Old National Bancorp/IN	1,097,988	15,580,450	0.45
Susquehanna Bancshares Inc.	1,830,955	25,102,393	0.72
UMB Financial Corp.	381,574	20,181,449	0.58
United Bankshares Inc./WV	385,312	14,480,025	0.42
Wintrust Financial Corp.	475,439	22,668,932	0.65
Other securities[b]		183,348,216	5.27

		333,873,370	9.61
BIOTECHNOLOGY
Other securities[b]		13,977,757	0.40

		13,977,757	0.40
BUILDING PRODUCTS
Other securities[b]		40,860,201	1.18

		40,860,201	1.18
CAPITAL MARKETS
Interactive Brokers Group Inc. Class A	587,565	19,988,961	0.58
Other securities[b]		44,117,487	1.26

		64,106,448	1.84

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[b]		$112,562,814	3.24%

		112,562,814	3.24
COMMERCIAL SERVICES & SUPPLIES
ABM Industries Inc.	523,069	16,664,978	0.48
Tetra Tech Inc.	620,885	14,913,658	0.43
United Stationers Inc.	388,305	15,916,622	0.46
Other securities[b]		81,427,053	2.34

		128,922,311	3.71
COMMUNICATIONS EQUIPMENT
Other securities[b]		43,118,861	1.24

		43,118,861	1.24
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	633,297	29,429,312	0.85
Other securities[b]		23,826,045	0.68

		53,255,357	1.53
CONSUMER FINANCE
Other securities[b]		27,311,408	0.79

		27,311,408	0.79
CONTAINERS & PACKAGING
Other securities[b]		4,402,081	0.13

		4,402,081	0.13
DISTRIBUTORS
Other securities[b]		1,820,028	0.05

		1,820,028	0.05
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		18,427,280	0.53

		18,427,280	0.53
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		10,278,854	0.30

		10,278,854	0.30
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		22,385,511	0.64

		22,385,511	0.64
ELECTRIC UTILITIES
ALLETE Inc.	421,927	22,260,869	0.64
El Paso Electric Co.	406,320	15,700,205	0.45
UIL Holdings Corp.	568,575	29,236,126	0.84

		67,197,200	1.93
ELECTRICAL EQUIPMENT
EnerSys	444,224	28,536,950	0.82

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Other securities[b]		$28,388,698	0.82%

		56,925,648	1.64
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.[a]	274,141	20,870,354	0.60
Coherent Inc.[a]	249,037	16,177,443	0.47
Sanmina Corp.[a]	835,848	20,219,163	0.58
SYNNEX Corp.	281,945	21,780,251	0.63
Other securities[b]		144,604,387	4.16

		223,651,598	6.44
ENERGY EQUIPMENT & SERVICES
Bristow Group Inc.	349,224	19,015,247	0.55
Exterran Holdings Inc.	691,997	23,230,339	0.67
Other securities[b]		70,179,186	2.02

		112,424,772	3.24
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	390,744	35,206,035	1.01
Other securities[b]		23,141,428	0.67

		58,347,463	1.68
FOOD PRODUCTS
Darling Ingredients Inc.[a,c]	1,655,735	23,196,847	0.67
Other securities[b]		21,503,771	0.62

		44,700,618	1.29
GAS UTILITIES
Laclede Group Inc. (The)	435,168	22,289,305	0.64
Piedmont Natural Gas Co. Inc.	428,356	15,810,620	0.45
South Jersey Industries Inc.	341,975	18,562,403	0.53
Southwest Gas Corp.	468,910	27,276,495	0.78
Other securities[b]		27,075,167	0.79

		111,013,990	3.19
HEALTH CARE EQUIPMENT & SUPPLIES
West Pharmaceutical Services Inc.	294,464	17,729,678	0.51
Other securities[b]		105,269,054	3.03

		122,998,732	3.54
HEALTH CARE PROVIDERS & SERVICES
Kindred Healthcare Inc.	798,482	18,995,887	0.55
Magellan Health Inc.[a]	267,911	18,973,457	0.55

Security	Shares	Value	% of Net Assets
Other securities[b]		$83,754,142	2.40%

		121,723,486	3.50
HEALTH CARE TECHNOLOGY
Other securities[b]		21,968,044	0.63

		21,968,044	0.63
HOTELS, RESTAURANTS & LEISURE
Cracker Barrel Old Country Store Inc.	98,770	15,026,868	0.43
Other securities[b]		62,286,433	1.79

		77,313,301	2.22
HOUSEHOLD DURABLES
La-Z-Boy Inc.	515,429	14,488,709	0.42
Other securities[b]		17,694,191	0.51

		32,182,900	0.93
HOUSEHOLD PRODUCTS
Other securities[b]		9,081,905	0.26

		9,081,905	0.26
INSURANCE
ProAssurance Corp.	561,133	25,761,616	0.74
Selective Insurance Group Inc.	571,334	16,597,253	0.48
Other securities[b]		104,091,313	2.99

		146,450,182	4.21
INTERNET & CATALOG RETAIL
Other securities[b]		10,519,136	0.30

		10,519,136	0.30
INTERNET SOFTWARE & SERVICES
Other securities[b]		26,728,368	0.77

		26,728,368	0.77
IT SERVICES
CACI International Inc. Class Aa,c	242,847	21,836,802	0.63
Other securities[b]		47,174,168	1.36

		69,010,970	1.99
LEISURE PRODUCTS
Other securities[b]		16,745,432	0.48

		16,745,432	0.48
LIFE SCIENCES TOOLS & SERVICES
Other securities[b]		2,590,928	0.07

		2,590,928	0.07
MACHINERY
Actuant Corp. Class A	621,068	14,744,154	0.42

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Barnes Group Inc.	494,064	$20,004,651	0.58%
Other securities[b]		97,152,866	2.80

		131,901,671	3.80
MEDIA
Other securities[b]		16,013,361	0.46

		16,013,361	0.46
METALS & MINING
Other securities[b]		73,055,604	2.10

		73,055,604	2.10
MULTI-UTILITIES
Avista Corp.	576,325	19,698,789	0.57
Other securities[b]		13,247,885	0.38

		32,946,674	0.95
MULTILINE RETAIL
Other securities[b]		5,941,458	0.17

		5,941,458	0.17
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[a,c]	396,104	21,405,460	0.62
Other securities[b]		50,058,758	1.44

		71,464,218	2.06
PAPER & FOREST PRODUCTS
Schweitzer-Mauduit International Inc.	307,278	14,171,661	0.41
Other securities[b]		29,606,064	0.85

		43,777,725	1.26
PERSONAL PRODUCTS
Other securities[b]		7,100,074	0.20

		7,100,074	0.20
PHARMACEUTICALS
Other securities[b]		12,322,484	0.35

		12,322,484	0.35
PROFESSIONAL SERVICES
Other securities[b]		68,513,899	1.97

		68,513,899	1.97
REAL ESTATE INVESTMENT TRUSTS (REITS)
EPR Properties[c]	269,956	16,205,459	0.47
GEO Group Inc. (The)	328,705	14,377,557	0.41
Government Properties Income Trust[c]	681,820	15,579,587	0.45
Kite Realty Group Trust[c]	839,410	23,646,180	0.68
Other securities[b]		88,134,581	2.53

		157,943,364	4.54

Security	Shares	Value	% of Net Assets
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		$5,338,476	0.15%

		5,338,476	0.15
ROAD & RAIL
Other securities[b]		13,092,423	0.38

		13,092,423	0.38
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[b]		111,956,549	3.22

		111,956,549	3.22
SOFTWARE
Other securities[b]		30,148,277	0.87

		30,148,277	0.87
SPECIALTY RETAIL
Genesco Inc.[a,c]	241,865	17,228,044	0.50
Men’s Wearhouse Inc. (The)	459,351	23,978,122	0.69
Other securities[b]		139,143,437	4.00

		180,349,603	5.19
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[b]		12,964,066	0.37

		12,964,066	0.37
TEXTILES, APPAREL & LUXURY GOODS
Other securities[b]		38,485,687	1.11

		38,485,687	1.11
THRIFTS & MORTGAGE FINANCE
Other securities[b]		50,531,468	1.45

		50,531,468	1.45
TOBACCO
Other securities[b]		10,741,067	0.31

		10,741,067	0.31
TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies Inc.	413,104	18,730,135	0.54
Other securities[b]		20,922,171	0.60

		39,652,306	1.14
WATER UTILITIES
Other securities[b]		5,987,329	0.17

		5,987,329	0.17

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		$4,160,273	0.12%

		4,160,273	0.12

TOTAL COMMON STOCKS
(Cost: $3,175,349,852)		3,469,731,625	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16% [d,e,f]	244,497,578	244,497,578	7.04
BlackRock Cash Funds: Prime, SL Agency Shares
0.15% [d,e,f]	14,124,727	14,124,727	0.41
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01% [d,e]	2,194,849	2,194,849	0.06

		260,817,154	7.51

TOTAL SHORT-TERM INVESTMENTS
(Cost: $260,817,154)		260,817,154	7.51

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,436,167,006)	$3,730,548,779	107.34%
Other Assets, Less Liabilities	(254,953,682)	(7.34)

NET ASSETS	$3,475,595,097	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	44	Jun. 2015	ICE Market Equity	$5,495,160	$124,564

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2015

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,340,192,591	$9,475,607,363	$7,045,625,103
Affiliated (Note 2)	2,338,375	113,405,460	89,309,580

Total cost of investments	$4,342,530,966	$9,589,012,823	$7,134,934,683

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,409,647,332	$12,736,908,531	$8,054,733,701
Affiliated (Note 2)	2,338,375	125,760,307	101,880,246

Total fair value of investments	4,411,985,707	12,862,668,838	8,156,613,947
Cash	289,991	8,357	118,456
Cash pledged to broker	362,000	851,000	718,000
Receivables:
Dividends and interest	6,096,466	13,136,139	12,356,190

Total Assets	4,418,734,164	12,876,664,334	8,169,806,593

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	—	77,169,236	34,788,810
Futures variation margin	50,320	118,400	99,900
Investment advisory fees (Note 2)	798,692	1,986,096	1,274,636

Total Liabilities	849,012	79,273,732	36,163,346

NET ASSETS	$4,417,885,152	$12,797,390,602	$8,133,643,247

Net assets consist of:
Paid-in capital	$4,744,084,232	$10,402,194,928	$7,720,061,138
Undistributed net investment income	2,057,441	1,782,880	1,069,590
Accumulated net realized loss	(397,809,369)	(880,474,061)	(609,361,516)
Net unrealized appreciation	69,552,848	3,273,886,855	1,021,874,035

NET ASSETS	$4,417,885,152	$12,797,390,602	$8,133,643,247

Shares outstanding[b]	48,950,000	112,300,000	87,900,000

Net asset value per share	$90.25	$113.96	$92.53

[a]	Securities on loan with values of $ —, $74,561,417 and $34,092,050, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,316,558,620	$3,778,610,800	$2,875,143,450
Affiliated (Note 2)	410,567,970	257,075,454	416,777,305

Total cost of investments	$4,727,126,590	$4,035,686,254	$3,291,920,755

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,299,218,178	$4,316,384,606	$3,440,250,555
Affiliated (Note 2)	410,567,970	257,075,454	416,777,305

Total fair value of investments	5,709,786,148	4,573,460,060	3,857,027,860
Cash pledged to broker	248,000	336,000	187,000
Receivables:
Investment securities sold	99,001	102,910	5,206,274
Dividends and interest	3,745,349	4,962,161	3,737,097
Capital shares sold	194,270	—	177,113

Total Assets	5,714,072,768	4,578,861,131	3,866,335,344

LIABILITIES
Short positions, at value[b]	—	—	168,617
Payables:
Investment securities purchased	—	—	7,758,406
Collateral for securities on loan (Note 1)	405,780,901	253,604,091	414,855,965
Capital shares redeemed	769,761	—	—
Futures variation margin	15,040	21,150	8,910
Due to custodian	—	—	22,000
Investment advisory fees (Note 2)	1,104,660	914,810	700,896

Total Liabilities	407,670,362	254,540,051	423,514,794

NET ASSETS	$5,306,402,406	$4,324,321,080	$3,442,820,550

Net assets consist of:
Paid-in capital	$4,593,724,899	$3,965,043,943	$2,966,293,912
Accumulated net realized loss	(270,115,648)	(178,627,501)	(88,675,884)
Net unrealized appreciation	982,793,155	537,904,638	565,202,522

NET ASSETS	$5,306,402,406	$4,324,321,080	$3,442,820,550

Shares outstanding[c]	30,950,000	33,000,000	26,450,000

Net asset value per share	$171.45	$131.04	$130.16

[a]	Securities on loan with values of $393,953,482, $245,791,894 and $402,155,386, respectively. See Note 1.
[b]	Proceeds: $ —, $ — and $168,617, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,175,349,852
Affiliated (Note 2)	260,817,154

Total cost of investments	$3,436,167,006

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,469,731,625
Affiliated (Note 2)	260,817,154

Total fair value of investments	3,730,548,779
Cash pledged to broker	213,000
Receivables:
Investment securities sold	3,883,521
Dividends and interest	4,330,473
Capital shares sold	233,506

Total Assets	3,739,209,279

LIABILITIES
Payables:
Investment securities purchased	4,254,749
Collateral for securities on loan (Note 1)	258,622,305
Futures variation margin	7,832
Due to custodian	61
Investment advisory fees (Note 2)	729,235

Total Liabilities	263,614,182

NET ASSETS	$3,475,595,097

Net assets consist of:
Paid-in capital	$3,390,704,583
Accumulated net realized loss	(209,615,823)
Net unrealized appreciation	294,506,337

NET ASSETS	$3,475,595,097

Shares outstanding[b]	29,250,000

Net asset value per share	$118.82

[a]	Securities on loan with a value of $249,765,642. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2015

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$104,196,678	$185,748,863	$198,658,420
Dividends — affiliated (Note 2)	—	1,065,483	1,061,470
Interest — affiliated (Note 2)	216	429	369
Securities lending income — affiliated — net (Note 2)	11,924	305,602	559,374

Total investment income	104,208,818	187,120,377	200,279,633

EXPENSES
Investment advisory fees (Note 2)	9,320,246	19,874,103	14,537,152

Total expenses	9,320,246	19,874,103	14,537,152

Net investment income	94,888,572	167,246,274	185,742,481

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(56,335,894)	257,229,380	(5,427,789)
Investments — affiliated (Note 2)	—	1,940,571	69,449
In-kind redemptions — unaffiliated	631,638,937	579,142,910	674,351,341
In-kind redemptions — affiliated (Note 2)	—	2,569,488	1,808,034
Futures contracts	473,956	261,123	177,671

Net realized gain	575,776,999	841,143,472	670,978,706

Net change in unrealized appreciation/depreciation on:
Investments	(198,793,172)	585,139,310	(164,963,944)
Futures contracts	98,107	230,840	194,771

Net change in unrealized appreciation/depreciation	(198,695,065)	585,370,150	(164,769,173)

Net realized and unrealized gain	377,081,934	1,426,513,622	506,209,533

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$471,970,506	$1,593,759,896	$691,952,014

[a]	Net of foreign withholding tax of $ —, $37,068 and $14,502, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$53,601,460	$74,479,497	$30,067,794
Interest — affiliated (Note 2)	170	164	85
Securities lending income — affiliated — net (Note 2)	3,345,257	2,178,033	2,131,216

Total investment income	56,946,887	76,657,694	32,199,095

EXPENSES
Investment advisory fees (Note 2)	11,591,500	10,317,660	7,027,194

Total expenses	11,591,500	10,317,660	7,027,194

Net investment income	45,355,387	66,340,034	25,171,901

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	140,149,672	37,547,640	55,418,956
In-kind redemptions — unaffiliated	282,513,590	447,658,329	138,257,679
Futures contracts	365,714	211,073	266,110

Net realized gain	423,028,976	485,417,042	193,942,745

Net change in unrealized appreciation/depreciation on:
Investments	121,066,201	(139,143,790)	77,165,868
Futures contracts	133,597	130,832	95,417

Net change in unrealized appreciation/depreciation	121,199,798	(139,012,958)	77,261,285

Net realized and unrealized gain	544,228,774	346,404,084	271,204,030

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$589,584,161	$412,744,118	$296,375,931

[a]	Net of foreign withholding tax of $ —, $ — and $6,500, respectively.

See notes to financial statements.

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

iShares S&P Small-Cap 600 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$53,427,886
Interest — affiliated (Note 2)	78
Securities lending income — affiliated — net (Note 2)	2,153,806

Total investment income	55,581,770

EXPENSES
Investment advisory fees (Note 2)	7,882,373

Total expenses	7,882,373

Net investment income	47,699,397

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	44,903,935
In-kind redemptions — unaffiliated	283,385,202
Futures contracts	116,354

Net realized gain	328,405,491

Net change in unrealized appreciation/depreciation on:
Investments	(173,092,110)
Futures contracts	124,564

Net change in unrealized appreciation/depreciation	(172,967,546)

Net realized and unrealized gain	155,437,945

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$203,137,342

[a]	Net of foreign withholding tax of $11,407.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$94,888,572	$84,569,321	$167,246,274	$130,043,193
Net realized gain	575,776,999	360,727,715	841,143,472	463,737,898
Net change in unrealized appreciation/depreciation	(198,695,065)	257,961,916	585,370,150	1,080,002,125

Net increase in net assets resulting from operations	471,970,506	703,258,952	1,593,759,896	1,673,783,216

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(93,982,902)	(84,251,081)	(165,902,530)	(130,084,367)

Total distributions to shareholders	(93,982,902)	(84,251,081)	(165,902,530)	(130,084,367)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,198,959,290	1,749,606,804	2,829,686,625	2,791,395,044
Cost of shares redeemed	(3,172,277,197)	(2,388,209,965)	(1,347,390,531)	(1,336,940,574)

Net increase (decrease) in net assets from capital share transactions	26,682,093	(638,603,161)	1,482,296,094	1,454,454,470

INCREASE (DECREASE) IN NET ASSETS	404,669,697	(19,595,290)	2,910,153,460	2,998,153,319

NET ASSETS
Beginning of year	4,013,215,455	4,032,810,745	9,887,237,142	6,889,083,823

End of year	$4,417,885,152	$4,013,215,455	$12,797,390,602	$9,887,237,142

Undistributed net investment income included in net assets at end of year	$2,057,441	$1,151,771	$1,782,880	$439,136

SHARES ISSUED AND REDEEMED
Shares sold	36,250,000	22,400,000	25,950,000	29,450,000
Shares redeemed	(35,750,000)	(31,150,000)	(12,750,000)	(13,900,000)

Net increase (decrease) in shares outstanding	500,000	(8,750,000)	13,200,000	15,550,000

See notes to financial statements.

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$185,742,481	$141,274,472	$45,355,387	$39,807,966
Net realized gain	670,978,706	518,589,442	423,028,976	531,343,707
Net change in unrealized appreciation/depreciation	(164,769,173)	485,283,290	121,199,798	217,268,064

Net increase in net assets resulting from operations	691,952,014	1,145,147,204	589,584,161	788,419,737

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(185,585,792)	(141,219,286)	(46,811,372)	(43,029,249)

Total distributions to shareholders	(185,585,792)	(141,219,286)	(46,811,372)	(43,029,249)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,982,024,893	1,808,626,323	1,003,516,095	1,775,006,753
Cost of shares redeemed	(2,013,653,016)	(1,756,314,143)	(909,578,767)	(1,528,104,788)

Net increase in net assets from capital share transactions	968,371,877	52,312,180	93,937,328	246,901,965

INCREASE IN NET ASSETS	1,474,738,099	1,056,240,098	636,710,117	992,292,453

NET ASSETS
Beginning of year	6,658,905,148	5,602,665,050	4,669,692,289	3,677,399,836

End of year	$8,133,643,247	$6,658,905,148	$5,306,402,406	$4,669,692,289

Undistributed net investment income included in net assets at end of year	$1,069,590	$912,901	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	32,750,000	22,100,000	6,200,000	12,300,000
Shares redeemed	(21,500,000)	(21,300,000)	(5,750,000)	(10,500,000)

Net increase in shares outstanding	11,250,000	800,000	450,000	1,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$66,340,034	$54,048,453	$25,171,901	$18,590,725
Net realized gain	485,417,042	342,532,063	193,942,745	458,868,821
Net change in unrealized appreciation/depreciation	(139,012,958)	259,072,915	77,261,285	99,197,835

Net increase in net assets resulting from operations	412,744,118	655,653,431	296,375,931	576,657,381

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(69,557,994)	(54,392,613)	(25,742,736)	(19,347,211)

Total distributions to shareholders	(69,557,994)	(54,392,613)	(25,742,736)	(19,347,211)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,580,088,867	1,175,340,797	705,936,381	1,377,598,929
Cost of shares redeemed	(1,319,430,217)	(945,714,714)	(404,885,854)	(919,372,978)

Net increase in net assets from capital share transactions	260,658,650	229,626,083	301,050,527	458,225,951

INCREASE IN NET ASSETS	603,844,774	830,886,901	571,683,722	1,015,536,121

NET ASSETS
Beginning of year	3,720,476,306	2,889,589,405	2,871,136,828	1,855,600,707

End of year	$4,324,321,080	$3,720,476,306	$3,442,820,550	$2,871,136,828

SHARES ISSUED AND REDEEMED
Shares sold	12,550,000	10,550,000	5,750,000	12,450,000
Shares redeemed	(10,450,000)	(8,300,000)	(3,450,000)	(8,050,000)

Net increase in shares outstanding	2,100,000	2,250,000	2,300,000	4,400,000

See notes to financial statements.

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Small-Cap 600 Value ETF
	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$47,699,397	$37,462,721
Net realized gain	328,405,491	382,444,942
Net change in unrealized appreciation/depreciation	(172,967,546)	248,671,983

Net increase in net assets resulting from operations	203,137,342	668,579,646

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(50,010,401)	(38,911,498)

Total distributions to shareholders	(50,010,401)	(38,911,498)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	922,532,459	1,222,738,650
Cost of shares redeemed	(798,395,028)	(859,156,336)

Net increase in net assets from capital share transactions	124,137,431	363,582,314

INCREASE IN NET ASSETS	277,264,372	993,250,462

NET ASSETS
Beginning of year	3,198,330,725	2,205,080,263

End of year	$3,475,595,097	$3,198,330,725

SHARES ISSUED AND REDEEMED
Shares sold	8,000,000	11,600,000
Shares redeemed	(6,950,000)	(7,900,000)

Net increase in shares outstanding	1,050,000	3,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$82.83	$70.50	$64.12	$59.34	$53.58

Income from investment operations:
Net investment income[a]	1.80	1.62	1.46	1.22	1.10
Net realized and unrealized gain[b]	7.39	12.36	6.38	4.78	5.76

Total from investment operations	9.19	13.98	7.84	6.00	6.86

Less distributions from:
Net investment income	(1.77)	(1.65)	(1.46)	(1.22)	(1.10)

Total distributions	(1.77)	(1.65)	(1.46)	(1.22)	(1.10)

Net asset value, end of year	$90.25	$82.83	$70.50	$64.12	$59.34

Total return	11.13%	20.01%	12.41%	10.36%	13.04%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,417,885	$4,013,215	$4,032,811	$3,638,788	$3,035,008
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.04%	2.11%	2.25%	2.11%	2.05%
Portfolio turnover rate[c]	6%	4%	5%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$99.77	$82.45	$75.40	$68.67	$59.93

Income from investment operations:
Net investment income[a]	1.64	1.45	1.41	1.13	0.93
Net realized and unrealized gain[b]	14.14	17.30	7.08	6.72	8.76

Total from investment operations	15.78	18.75	8.49	7.85	9.69

Less distributions from:
Net investment income	(1.59)	(1.43)	(1.44)	(1.12)	(0.95)

Total distributions	(1.59)	(1.43)	(1.44)	(1.12)	(0.95)

Net asset value, end of year	$113.96	$99.77	$82.45	$75.40	$68.67

Total return	15.89%	22.87%	11.41%	11.62%	16.33%

Ratios/Supplemental data:
Net assets, end of year (000s)	$12,797,391	$9,887,237	$6,889,084	$7,167,163	$6,180,499
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.51%	1.57%	1.85%	1.66%	1.51%
Portfolio turnover rate[c]	26%	25%	28%	23%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$86.87	$73.87	$64.97	$63.30	$56.48

Income from investment operations:
Net investment income[a]	2.09	1.83	1.63	1.37	1.27
Net realized and unrealized gain[b]	5.65	13.00	8.86	1.68	6.82

Total from investment operations	7.74	14.83	10.49	3.05	8.09

Less distributions from:
Net investment income	(2.08)	(1.83)	(1.59)	(1.38)	(1.27)

Total distributions	(2.08)	(1.83)	(1.59)	(1.38)	(1.27)

Net asset value, end of year	$92.53	$86.87	$73.87	$64.97	$63.30

Total return	8.93%	20.27%	16.43%	5.08%	14.59%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,133,643	$6,658,905	$5,602,665	$4,502,395	$4,567,292
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.30%	2.28%	2.47%	2.30%	2.24%
Portfolio turnover rate[c]	25%	26%	35%	22%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$153.10	$128.13	$112.48	$110.32	$84.92

Income from investment operations:
Net investment income[a]	1.52	1.34	1.08	0.61	0.52
Net realized and unrealized gain[b]	18.40	25.07	15.73	2.26	25.48

Total from investment operations	19.92	26.41	16.81	2.87	26.00

Less distributions from:
Net investment income	(1.57)	(1.44)	(1.16)	(0.71)	(0.60)

Total distributions	(1.57)	(1.44)	(1.16)	(0.71)	(0.60)

Net asset value, end of year	$171.45	$153.10	$128.13	$112.48	$110.32

Total return	13.08%	20.72%	15.08%	2.65%	30.74%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,306,402	$4,669,692	$3,677,400	$3,064,944	$3,348,170
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.97%	0.95%	0.95%	0.58%	0.57%
Portfolio turnover rate[c]	50%	41%	46%	35%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$120.40	$100.86	$85.47	$86.21	$71.49

Income from investment operations:
Net investment income[a]	2.01	1.77	1.70	1.31	1.17
Net realized and unrealized gain (loss)[b]	10.73	19.56	15.42	(0.67)	14.81

Total from investment operations	12.74	21.33	17.12	0.64	15.98

Less distributions from:
Net investment income	(2.10)	(1.79)	(1.73)	(1.38)	(1.26)

Total distributions	(2.10)	(1.79)	(1.73)	(1.38)	(1.26)

Net asset value, end of year	$131.04	$120.40	$100.86	$85.47	$86.21

Total return	10.65%	21.31%	20.35%	0.93%	22.62%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,324,321	$3,720,476	$2,889,589	$2,222,162	$2,413,774
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.61%	1.62%	1.96%	1.65%	1.58%
Portfolio turnover rate[c]	42%	34%	38%	33%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$118.89	$93.95	$82.58	$79.01	$61.33

Income from investment operations:
Net investment income[a]	1.07	0.82	1.08	0.59	0.58
Net realized and unrealized gain[b]	11.27	24.94	11.41	3.61	17.72

Total from investment operations	12.34	25.76	12.49	4.20	18.30

Less distributions from:
Net investment income	(1.07)	(0.82)	(1.12)	(0.63)	(0.62)

Total distributions	(1.07)	(0.82)	(1.12)	(0.63)	(0.62)

Net asset value, end of year	$130.16	$118.89	$93.95	$82.58	$79.01

Total return	10.45%	27.49%	15.29%	5.38%	29.98%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,442,821	$2,871,137	$1,855,601	$1,659,789	$2,137,127
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.90%	0.75%	1.30%	0.78%	0.87%
Portfolio turnover rate[c]	50%	52%	47%	43%	46%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$113.42	$90.00	$78.54	$76.20	$64.11

Income from investment operations:
Net investment income[a]	1.72	1.40	1.44	1.00	0.78
Net realized and unrealized gain[b]	5.48	23.45	11.58	2.30	12.17

Total from investment operations	7.20	24.85	13.02	3.30	12.95

Less distributions from:
Net investment income	(1.80)	(1.43)	(1.56)	(0.96)	(0.86)

Total distributions	(1.80)	(1.43)	(1.56)	(0.96)	(0.86)

Net asset value, end of year	$118.82	$113.42	$90.00	$78.54	$76.20

Total return	6.42%	27.75%	16.86%	4.51%	20.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,475,595	$3,198,331	$2,205,080	$2,269,819	$1,893,528
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.51%	1.36%	1.83%	1.40%	1.18%
Portfolio turnover rate[c]	41%	38%	44%	30%	31%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P 100
Assets:
Common Stocks	$4,409,647,332	$—	$—	$4,409,647,332
Money Market Funds	2,338,375	—	—	2,338,375
Futures Contracts[a]	98,107	—	—	98,107

	$4,412,083,814	$—	$—	$4,412,083,814

S&P 500 Growth
Assets:
Common Stocks	$12,776,186,943	$—	$—	$12,776,186,943
Money Market Funds	86,481,895	—	—	86,481,895
Futures Contracts[a]	230,840	—	—	230,840

	$12,862,899,678	$—	$—	$12,862,899,678

S&P 500 Value
Assets:
Common Stocks	$8,116,031,527	$—	$—	$8,116,031,527
Money Market Funds	40,582,420	—	—	40,582,420
Futures Contracts[a]	194,771	—	—	194,771

	$8,156,808,718	$—	$—	$8,156,808,718

S&P Mid-Cap 400 Growth
Assets:
Common Stocks	$5,299,218,178	$—	$—	$5,299,218,178
Money Market Funds	410,567,970	—	—	410,567,970
Futures Contracts[a]	133,597	—	—	133,597

	$5,709,919,745	$—	$—	$5,709,919,745

S&P Mid-Cap 400 Value
Assets:
Common Stocks	$4,316,384,606	$—	$—	$4,316,384,606
Money Market Funds	257,075,454	—	—	257,075,454
Futures Contracts[a]	130,832	—	—	130,832

	$4,573,590,892	$—	$—	$4,573,590,892

S&P Small-Cap 600 Growth
Assets:
Common Stocks	$3,440,250,555	$—	$—	$3,440,250,555
Money Market Funds	416,777,305	—	—	416,777,305
Futures Contracts[a]	95,417	—	—	95,417

	$3,857,123,277	$—	$—	$3,857,123,277

Liabilities:
Short Positions	$(168,617)	$—	$—	$(168,617)

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P Small-Cap 600 Value
Assets:
Common Stocks	$3,469,729,851	$—	$1,774	$3,469,731,625
Money Market Funds	260,817,154	—	—	260,817,154
Futures Contracts[a]	124,564	—	—	124,564

	$3,730,671,569	$—	$1,774	$3,730,673,343

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ statements of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ statements of operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the statement of operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and

68	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of March 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of March 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P 500 Growth	$74,561,417	$74,561,417	$—
S&P 500 Value	34,092,050	34,092,050	—
S&P Mid-Cap 400 Growth	393,953,482	393,953,482	—
S&P Mid-Cap 400 Value	245,791,894	245,791,894	—
S&P Small-Cap 600 Growth	402,155,386	402,155,386	—
S&P Small-Cap 600 Value	249,765,642	249,765,642	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Mid-Cap 400 Value	0.25
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate

70	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 70% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
S&P 100	$6,420
S&P 500 Growth	155,923
S&P 500 Value	243,953
S&P Mid-Cap 400 Growth	1,566,628
S&P Mid-Cap 400 Value	1,011,304
S&P Small-Cap 600 Growth	1,030,162
S&P Small-Cap 600 Value	1,008,428

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P 500 Growth
BlackRock Inc.	143,249	36,364	(72,248)	107,365	$39,278,412	$1,065,483	$4,510,059

S&P 500 Value
BlackRock Inc.	—	46,533	(3,630)	42,903	$15,695,634	$97,389	$21,602
PNC Financial Services Group Inc. (The)	441,071	212,693	(164,680)	489,084	45,602,192	964,081	1,855,881

					$61,297,826	$1,061,470	$1,877,483

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2015 were as follows:

iShares ETF	Purchases	Sales
S&P 100	$280,087,261	$285,773,781
S&P 500 Growth	2,866,637,080	2,861,014,594
S&P 500 Value	2,026,422,904	2,009,830,932
S&P Mid-Cap 400 Growth	2,392,070,135	2,373,389,673
S&P Mid-Cap 400 Value	1,727,791,664	1,695,768,083
S&P Small-Cap 600 Growth	1,468,586,545	1,431,685,630
S&P Small-Cap 600 Value	1,309,926,742	1,287,656,782

In-kind transactions (see Note 4) for the year ended March 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$3,188,593,356	$3,153,756,526
S&P 500 Growth	2,818,527,834	1,340,357,165
S&P 500 Value	2,970,992,980	2,000,906,134
S&P Mid-Cap 400 Growth	991,605,761	899,835,042
S&P Mid-Cap 400 Value	1,555,387,613	1,304,655,661
S&P Small-Cap 600 Growth	696,071,924	400,073,850
S&P Small-Cap 600 Value	911,635,121	789,779,402

72	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of March 31, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$98,107	$230,840	$194,771	$133,597

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$130,832	$95,417	$124,564

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following tables shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the year ended March 31, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$473,956	$261,123	$177,671	$365,714

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$98,107	$230,840	$194,771	$133,597

	Net Realized Gain (Loss)
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$211,073	$266,110	$116,354

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$130,832	$95,417	$124,564

74	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2015:

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Average value of contracts purchased	$2,940,644	$6,868,456	$5,429,676	$1,841,832

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Average value of contracts purchased	$3,048,196	$1,640,750	$2,083,606

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2015, attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P 100	$595,094,711	$—	$(595,094,711)
S&P 500 Growth	572,309,432	—	(572,309,432)
S&P 500 Value	633,336,059	—	(633,336,059)
S&P Mid-Cap 400 Growth	271,902,424	1,455,985	(273,358,409)
S&P Mid-Cap 400 Value	423,547,168	3,217,960	(426,765,128)
S&P Small-Cap 600 Growth	133,289,047	570,835	(133,859,882)
S&P Small-Cap 600 Value	261,798,543	2,311,004	(264,109,547)

The tax character of distributions paid during the years ended March 31, 2015 and March 31, 2014 was as follows:

iShares ETF	2015	2014
S&P 100
Ordinary income	$93,982,902	$84,251,081

S&P 500 Growth
Ordinary income	$165,902,530	$130,084,367

S&P 500 Value
Ordinary income	$185,585,792	$141,219,286

S&P Mid-Cap 400 Growth
Ordinary income	$46,811,372	$43,029,249

S&P Mid-Cap 400 Value
Ordinary income	$69,557,994	$54,392,613

76	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2015	2014
S&P Small-Cap 600 Growth
Ordinary income	$25,742,736	$19,347,211

S&P Small-Cap 600 Value
Ordinary income	$50,010,401	$38,911,498

As of March 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P 100	$2,057,441	$(310,727,337)	$1,838,186	$(19,367,370)	$(326,199,080)
S&P 500 Growth	1,782,880	(822,155,743)	3,215,568,537	—	2,395,195,674
S&P 500 Value	1,069,590	(388,163,751)	800,676,270	—	413,582,109
S&P Mid-Cap 400 Growth	—	(182,280,098)	947,465,208	(52,507,603)	712,677,507
S&P Mid-Cap 400 Value	—	(88,955,142)	448,232,279	—	359,277,137
S&P Small-Cap 600 Growth	—	(17,981,089)	537,171,906	(42,664,179)	476,526,638
S&P Small-Cap 600 Value	—	(131,439,562)	216,330,076	—	84,890,514

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2015, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$65,328,667	$2,327,988	$120,169,143	$119,632,717	$3,268,822	$310,727,337
S&P 500 Growth	—	—	—	451,618,964	370,536,779	822,155,743
S&P 500 Value	—	—	30,457,793	302,437,779	55,268,179	388,163,751
S&P Mid-Cap 400 Growth	—	—	—	182,280,098	—	182,280,098
S&P Mid-Cap 400 Value	—	—	—	75,748,059	13,207,083	88,955,142
S&P Small-Cap 600 Growth	—	—	—	7,322,106	10,658,983	17,981,089
S&P Small-Cap 600 Value	—	—	—	131,439,562	—	131,439,562

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2015, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
S&P 100	$1,203,710
S&P 500 Growth	269,480,535
S&P 500 Value	42,931,556
S&P Mid-Cap 400 Growth	192,770,567
S&P Mid-Cap 400 Value	65,991,687
S&P Small-Cap 600 Growth	109,449,577
S&P Small-Cap 600 Value	69,687,635

As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$4,410,147,521	$300,044,973	$(298,206,787)	$1,838,186
S&P 500 Growth	9,647,100,301	3,348,860,827	(133,292,290)	3,215,568,537
S&P 500 Value	7,355,937,677	1,217,423,670	(416,747,400)	800,676,270
S&P Mid-Cap 400 Growth	4,762,320,940	1,033,136,375	(85,671,167)	947,465,208
S&P Mid-Cap 400 Value	4,125,227,781	676,286,626	(228,054,347)	448,232,279
S&P Small-Cap 600 Growth	3,319,855,954	619,187,068	(82,015,162)	537,171,906
S&P Small-Cap 600 Value	3,514,218,703	479,937,444	(263,607,368)	216,330,076

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

78	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares S&P 100 ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (the “Funds”) at March 31, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	79

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2015 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
S&P 100	100.00%
S&P 500 Growth	100.00
S&P 500 Value	100.00
S&P Mid-Cap 400 Growth	83.13
S&P Mid-Cap 400 Value	84.25
S&P Small-Cap 600 Growth	83.71
S&P Small-Cap 600 Value	88.16

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2015:

iShares ETF	Qualified Dividend Income
S&P 100	$102,872,798
S&P 500 Growth	176,875,174
S&P 500 Value	195,535,973
S&P Mid-Cap 400 Growth	39,180,803
S&P Mid-Cap 400 Value	59,921,079
S&P Small-Cap 600 Growth	23,045,679
S&P Small-Cap 600 Value	45,931,447

In February 2016, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2015. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

80	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100	$1.769829	$—	$0.001933	$1.771762	100%	—%	0%[a]		100%
S&P 500 Growth	1.580800	—	0.010883	1.591683	99	—	1		100
S&P 500 Value	2.065990	—	0.009159	2.075149	100	—	0	[a]	100
S&P Mid-Cap 400 Growth	1.484490	—	0.083245	1.567735	95	—	5		100
S&P Mid-Cap 400 Value	2.016231	—	0.079845	2.096076	96	—	4		100
S&P Small-Cap 600 Growth	1.019215	—	0.055511	1.074726	95	—	5		100
S&P Small-Cap 600 Value	1.727742	—	0.067525	1.795267	96	—	4		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	81

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares S&P 500 Growth ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,318	99.92%
Less than –0.5%	1	0.08

	1,319	100.00%

iShares S&P 500 Value ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares S&P Mid-Cap 400 Growth ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

82	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Mid-Cap 400 Value ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.15%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,316	99.77

	1,319	100.00%

iShares S&P Small-Cap 600 Growth ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.15%
Greater than 0.5% and Less than 1.0%	2	0.15
Between 0.5% and –0.5%	1,315	99.70

	1,319	100.00%

iShares S&P Small-Cap 600 Value ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,315	99.70
Less than –0.5%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	83

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 311 funds (as of March 31, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983). Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).		Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

84	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., and iShares U.S. ETF Trust (since 2012).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Cecilia H. Herbert (66)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

TRUSTEE AND OFFICER INFORMATION	85

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

86	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	87

Notes:

88	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-31-0315

MARCH 31, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares Core S&P 500 ETF | IVV | NYSE Arca
➢	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
➢	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
➢	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MARKET OVERVIEW

U.S. stocks posted double-digit gains for the 12-month period ended March 31, 2015 (the “reporting period”), as the broad S&P Composite 1500® returned 12.54%. Despite increasing volatility, stocks advanced during the reporting period as declining interest rates, ongoing economic growth, and low inflation provided a favorable backdrop for U.S. equity market performance.

During the first half of the reporting period, stocks benefited from improving economic conditions. The U.S. economy grew at a 4.6% annual rate in the second quarter of 2014 and a 5.0% annual rate in the third quarter (the fastest quarterly growth rate in 11 years), led by strong employment growth and rising consumer spending. The uptick in economic activity motivated the U.S. Federal Reserve Bank (the “Fed”) to scale back its economic stimulus measures. The Fed ended a two-year quantitative easing program in October 2014 and signaled its intent to raise its short-term interest rate target sometime in 2015.

Market volatility increased in the latter half of the reporting period. Investors worried about uncertain outcomes in a series of geopolitical conflicts, most notably in Ukraine and across the Middle East. Energy prices fell sharply in late 2014 amid growing supply — primarily from increased production in the U.S. — and declining global demand. Weaker economic growth outside of the U.S. led many of the world’s central banks to take more aggressive actions to stimulate economic activity. The resulting divergence in economic growth and central bank policy between the U.S. and the rest of the world led to a strengthening U.S. dollar. For the reporting period, the dollar appreciated by 28% against the euro, 16% versus the Japanese yen, and 12% against the British pound.

The stronger dollar made U.S. goods more expensive overseas, and by the end of the reporting period, this development had begun to disrupt profits for many multinational companies. In addition, severe winter weather in many regions of the country led to declines in retail sales and the housing market. The labor market remained the lone bright spot; the unemployment rate finished the reporting period at 5.5%, its lowest level since May 2008.

For the reporting period, large-capitalization stocks generated the best returns, followed closely by mid-capitalization stocks, while small-capitalization stocks lagged. Meanwhile, growth stocks outperformed value stocks across all market capitalizations.

From a sector perspective, health care stocks posted the best returns, gaining more than 25% for the reporting period. The health care sector has traditionally been a relatively defensive segment of the market, which made it an attractive safe haven during the volatility over the last half of the reporting period. However, health care stocks also benefited from strong growth thanks to an aging population, a boom in new biopharmaceutical medications, and increased medical visits resulting from the Affordable Care Act. Other top-performing sectors included information technology and consumer discretionary, both of which were beneficiaries of the ongoing economic recovery.

On the downside, energy was the only sector to post a negative return for the reporting period. Plunging energy prices, including a decline of more than 50% in the price of oil in the second half of the reporting period, put downward pressure on profits for energy companies. Other lagging sectors included materials, which faced a broad decline in commodity prices, and telecommunication services, which were held in check by challenging price competition.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE S&P 500 ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.66%	12.62%	12.73%	12.66%	12.62%	12.73%
5 Years	14.38%	14.38%	14.47%	95.79%	95.76%	96.50%
10 Years	7.95%	7.95%	8.01%	114.90%	114.91%	116.10%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,059.00	$0.36	$1,000.00	$1,024.60	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P 500 ETF

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 12.66%, net of fees, while the total return for the Index was 12.73%.

As represented by the Index, U.S. large-capitalization stocks posted solid gains for the reporting period. Lower interest rates, improving economic conditions and a benign inflationary environment aided Index performance, despite greater market volatility over the last half of the reporting period. Large-capitalization stocks were the best performers in the U.S. equity market, outpacing mid- and small-capitalization stocks.

Nine of the ten sectors in the Index posted positive returns for the reporting period. The health care sector generated the best returns. Growth in the health care sector was driven by strength in the biotechnology and pharmaceuticals industries, as well as an aging populace and increased medical visits related to the Affordable Care Act. The sector’s traditional role as a defensive segment of the market also helped during periods of heightened volatility.

The information technology sector, the Index’s largest sector weighting on average during the reporting period, and the consumer discretionary sector were also significant contributors to Index performance. These two sectors are among the most economically sensitive, and they benefited from the improving economic environment.

The only sector in the Index with a negative overall return for the reporting period was energy. A dramatic decline in energy prices, including a drop of more than 50% in the price of oil, contributed to the underperformance of the energy sector. The materials and telecommunication services sectors posted modest gains for the reporting period but lagged the overall return of the Index.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Information Technology	19.68%
Financials	16.21
Health Care	14.93
Consumer Discretionary	12.60
Industrials	10.37
Consumer Staples	9.69
Energy	8.04
Materials	3.16
Utilities	3.04
Telecommunication Services	2.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Apple Inc.	3.96%
Exxon Mobil Corp.	1.95
Microsoft Corp.	1.82
Johnson & Johnson	1.53
Berkshire Hathaway Inc. Class B	1.44
Wells Fargo & Co.	1.39
General Electric Co.	1.36
JPMorgan Chase & Co.	1.23
Procter & Gamble Co. (The)	1.21
Pfizer Inc.	1.17

TOTAL	17.06%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE S&P MID-CAP ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.09%	12.08%	12.19%	12.09%	12.08%	12.19%
5 Years	15.58%	15.59%	15.72%	106.30%	106.37%	107.52%
10 Years	10.20%	10.21%	10.32%	164.11%	164.39%	166.98%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,119.90	$0.69	$1,000.00	$1,024.30	$0.66	0.13%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P MID-CAP ETF

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 12.09%, net of fees, while the total return for the Index was 12.19%.

As represented by the Index, U.S. mid-capitalization stocks posted solid gains for the reporting period. Lower interest rates, improving economic conditions and a benign inflationary environment aided Index performance, despite greater market volatility over the last half of the reporting period. Mid-capitalization stocks slightly trailed the returns of large-capitalization stocks but outpaced the small-capitalization segment of the U.S. equity market.

Nine of the ten sectors in the Index posted positive returns for the reporting period. The financials sector, which was the Index’s largest sector weighting on average during the reporting period, had the most significant contribution to Index performance. Real estate investment trusts were the leading contributors within the financials sector.

The health care sector also generated robust returns for the reporting period. Growth in the health care sector was driven by an aging populace and increased medical visits related to the Affordable Care Act. The sector’s traditional role as a defensive segment of the market also helped during periods of heightened volatility.

The information technology and consumer discretionary sectors (the Index’s second- and fourth-largest sector weightings, respectively, on average) were significant contributors to Index performance. These two sectors are among the most economically sensitive, and they benefited from the improving economic environment.

The only sector in the Index with a negative overall return for the reporting period was the energy sector. A dramatic fall in energy prices contributed to the underperformance of the energy sector.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	23.67%
Information Technology	17.13
Industrials	16.05
Consumer Discretionary	13.88
Health Care	8.69
Materials	7.52
Utilities	4.56
Energy	4.32
Consumer Staples	4.03
Telecommunication Services	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Qorvo Inc.	0.72%
Realty Income Corp.	0.71
Church & Dwight Co. Inc.	0.68
Signet Jewelers Ltd.	0.68
Advance Auto Parts Inc.	0.67
Federal Realty Investment Trust	0.62
ResMed Inc.	0.62
Jarden Corp.	0.58
Mettler-Toledo International Inc.	0.56
Towers Watson & Co. Class A	0.56

TOTAL	6.40%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.61%	8.63%	8.72%	8.61%	8.63%	8.72%
5 Years	16.17%	16.18%	16.25%	111.61%	111.69%	112.32%
10 Years	9.58%	9.62%	9.68%	149.64%	150.65%	151.88%

GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,141.20	$0.69	$1,000.00	$1,024.30	$0.66	0.13%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 8.61%, net of fees, while the total return for the Index was 8.72%.

As represented by the Index, U.S. small-capitalization stocks posted solid gains for the reporting period, though they underperformed the large- and mid-capitalization segments of the U.S. equity market. Lower interest rates, improving economic conditions and a benign inflationary environment aided Index performance, despite greater market volatility over the last half of the reporting period.

Seven of the ten sectors in the Index posted positive returns for the reporting period. The health care sector contributed the most to Index performance. Growth in the health care sector was aided by strength in the pharmaceuticals industry, as well as an aging populace and increased medical visits related to the Affordable Care Act. The sector’s traditional role as a defensive segment of the market also helped during periods of heightened volatility.

The information technology and consumer discretionary sectors (the Index’s second- and fourth-largest sector weightings, respectively, on average) were also significant contributors to Index performance. These two sectors are among the most economically sensitive, and they benefited from the improving economic environment. The financials sector, the Index’s largest sector weighting on average for the reporting period, was another meaningful contributor to Index performance.

Among the declining sectors in the Index, the energy sector produced the largest losses for the reporting period as energy prices declined sharply. The other two sectors with negative returns for the reporting period were the materials sector, which was hurt by weaker commodity prices, and the telecommunication services sector, which faced challenging price competition.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	23.61%
Information Technology	16.32
Industrials	16.07
Consumer Discretionary	15.14
Health Care	12.65
Materials	5.34
Utilities	3.74
Energy	3.38
Consumer Staples	3.02
Telecommunication Services	0.73

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

West Pharmaceutical Services Inc.	0.61%
Toro Co. (The)	0.55
PAREXEL International Corp.	0.54
Manhattan Associates Inc.	0.53
Jack in the Box Inc.	0.52
Cracker Barrel Old Country Store Inc.	0.52
Curtiss-Wright Corp.	0.50
Casey’s General Stores Inc.	0.50
Wolverine World Wide Inc.	0.49
EPR Properties	0.48

TOTAL	5.24%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.47%	12.47%	12.54%	12.47%	12.47%	12.54%
5 Years	14.48%	14.48%	14.64%	96.65%	96.66%	97.99%
10 Years	8.10%	8.10%	8.26%	117.95%	117.87%	121.19%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,066.50	$0.36	$1,000.00	$1,024.60	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Composite 1500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 12.47%, net of fees, while the total return for the Index was 12.54%.

As represented by the Index, U.S. stocks posted double-digit gains for the reporting period. Lower interest rates, improving economic conditions and a benign inflationary environment aided Index performance, despite greater market volatility over the last half of the reporting period. Large- and mid-capitalization stocks produced the best returns in the U.S. equity market, while small-capitalization stocks lagged.

Nine of the ten sectors in the Index posted positive returns for the reporting period. The health care sector generated the best returns. Growth in the health care sector was driven by strength in the biotechnology and pharmaceuticals industries, as well as an aging populace and increased medical visits related to the Affordable Care Act. The sector’s traditional role as a defensive segment of the market also helped during periods of heightened volatility.

The information technology sector, the Index’s largest sector weighting on average during the reporting period, and the consumer discretionary sector were also significant contributors to Index performance. These two sectors are among the most economically sensitive, and they benefited from the improving economic environment.

The only sector in the Index with a negative overall return for the reporting period was energy. A dramatic decline in energy prices, including a drop of more than 50% in the price of oil, contributed to the underperformance of the energy sector. The materials and telecommunication services sectors posted modest gains for the reporting period but lagged the overall return of the Index.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Information Technology	19.40%
Financials	17.02
Health Care	14.45
Consumer Discretionary	12.81
Industrials	11.04
Consumer Staples	9.04
Energy	7.49
Materials	3.50
Utilities	3.18
Telecommunication Services	2.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Apple Inc.	3.51%
Exxon Mobil Corp.	1.73
Microsoft Corp.	1.62
Johnson & Johnson	1.36
Berkshire Hathaway Inc. Class B	1.28
Wells Fargo & Co.	1.24
General Electric Co.	1.21
JPMorgan Chase & Co.	1.10
Procter & Gamble Co. (The)	1.07
Pfizer Inc.	1.04

TOTAL	15.16%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	2,455,388	$368,504,631	0.54%
United Technologies Corp.	3,097,380	363,012,936	0.53
Other securities[a]		1,160,599,695	1.68

		1,892,117,262	2.75
AIR FREIGHT & LOGISTICS
Other securities[a]		490,702,809	0.71

		490,702,809	0.71
AIRLINES
Other securities[a]		393,054,238	0.57

		393,054,238	0.57
AUTO COMPONENTS
Other securities[a]		289,698,468	0.42

		289,698,468	0.42
AUTOMOBILES
Other securities[a]		477,614,395	0.70

		477,614,395	0.70
BANKS
Bank of America Corp.	39,429,516	606,820,251	0.88
Citigroup Inc.	11,371,507	585,860,041	0.85
JPMorgan Chase & Co.	13,974,473	846,573,574	1.23
PNC Financial Services Group Inc. (The)[b]	1,951,672	181,973,897	0.26
Wells Fargo & Co.	17,573,726	956,010,695	1.39
Other securities[a]		775,701,067	1.14

		3,952,939,525	5.75
BEVERAGES
Coca-Cola Co. (The)	14,729,032	597,262,248	0.87
PepsiCo Inc.	5,556,232	531,286,904	0.77
Other securities[a]		339,265,058	0.50

		1,467,814,210	2.14
BIOTECHNOLOGY
Amgen Inc.	2,844,373	454,673,024	0.66
Biogen Inc.[c]	879,386	371,311,945	0.54
Celgene Corp.[c,d]	3,000,787	345,930,725	0.50
Gilead Sciences Inc.[c]	5,582,592	547,819,753	0.80
Other securities[a]		363,201,712	0.53

		2,082,937,159	3.03

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$56,969,668	0.08%

		56,969,668	0.08
CAPITAL MARKETS
BlackRock Inc.[b]	475,505	173,958,749	0.25
Other securities[a]		1,365,441,674	1.99

		1,539,400,423	2.24
CHEMICALS
Other securities[a]		1,625,092,587	2.36

		1,625,092,587	2.36
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		311,513,091	0.45

		311,513,091	0.45
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	19,133,630	526,653,166	0.77
QUALCOMM Inc.	6,182,904	428,722,563	0.62
Other securities[a]		140,113,255	0.20

		1,095,488,984	1.59
CONSTRUCTION & ENGINEERING
Other securities[a]		75,922,527	0.11

		75,922,527	0.11
CONSTRUCTION MATERIALS
Other securities[a]		74,131,113	0.11

		74,131,113	0.11
CONSUMER FINANCE
Other securities[a]		544,651,459	0.79

		544,651,459	0.79
CONTAINERS & PACKAGING
Other securities[a]		135,850,626	0.20

		135,850,626	0.20
DISTRIBUTORS
Other securities[a]		53,315,024	0.08

		53,315,024	0.08
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		33,081,616	0.05

		33,081,616	0.05
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	6,835,552	986,506,865	1.44
Other securities[a]		434,560,491	0.63

		1,421,067,356	2.07

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	19,453,822	$635,167,288	0.92%
Verizon Communications Inc.	15,575,320	757,427,812	1.10
Other securities[a]		174,407,976	0.26

		1,567,003,076	2.28
ELECTRIC UTILITIES
Other securities[a]		1,185,162,192	1.72

		1,185,162,192	1.72
ELECTRICAL EQUIPMENT
Other securities[a]		372,665,323	0.54

		372,665,323	0.54
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		302,039,315	0.44

		302,039,315	0.44
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	4,780,142	398,855,049	0.58
Other securities[a]		469,439,180	0.68

		868,294,229	1.26
FOOD & STAPLES RETAILING
CVS Health Corp.	4,217,689	435,307,682	0.63
Wal-Mart Stores Inc.	5,919,784	486,902,234	0.71
Other securities[a]		821,974,645	1.20

		1,744,184,561	2.54
FOOD PRODUCTS
Other securities[a]		1,142,581,024	1.66

		1,142,581,024	1.66
GAS UTILITIES
Other securities[a]		22,230,639	0.03

		22,230,639	0.03
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	5,341,453	416,579,919	0.61
Other securities[a]		1,084,992,870	1.57

		1,501,572,789	2.18
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	3,574,656	422,846,058	0.62
Other securities[a]		1,497,013,784	2.17

		1,919,859,842	2.79
HEALTH CARE TECHNOLOGY
Other securities[a]		83,726,583	0.12

		83,726,583	0.12

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	3,602,483	$351,025,944	0.51%
Other securities[a]		828,440,209	1.21

		1,179,466,153	1.72
HOUSEHOLD DURABLES
Other securities[a]		319,559,590	0.47

		319,559,590	0.47
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	10,122,061	829,401,678	1.21
Other securities[a]		422,613,349	0.61

		1,252,015,027	1.82
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		63,003,519	0.09

		63,003,519	0.09
INDUSTRIAL CONGLOMERATES
3M Co.	2,379,177	392,445,246	0.57
General Electric Co.	37,725,312	935,964,991	1.36
Other securities[a]		260,100,290	0.38

		1,588,510,527	2.31
INSURANCE
Other securities[a]		1,841,749,231	2.68

		1,841,749,231	2.68
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	1,427,300	531,098,330	0.77
Other securities[a]		390,754,986	0.57

		921,853,316	1.34
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ac	7,868,426	646,902,643	0.94
Google Inc. Class Ac	1,070,354	593,725,364	0.86
Google Inc. Class Cc	1,072,585	587,776,580	0.86
Other securities[a]		506,399,324	0.74

		2,334,803,911	3.40
IT SERVICES
International Business Machines Corp.	3,445,484	553,000,182	0.80
MasterCard Inc. Class A	3,658,957	316,097,295	0.46
Visa Inc. Class Ad	7,271,225	475,610,827	0.69
Other securities[a]		963,022,729	1.41

		2,307,731,033	3.36

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$55,470,819	0.08%

		55,470,819	0.08
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		312,450,450	0.45

		312,450,450	0.45
MACHINERY
Other securities[a]		1,002,951,231	1.46

		1,002,951,231	1.46
MEDIA
Comcast Corp. Class A	9,524,450	537,845,692	0.78
Walt Disney Co. (The)	5,860,687	614,727,460	0.89
Other securities[a]		1,265,300,790	1.85

		2,417,873,942	3.52
METALS & MINING
Other securities[a]		242,703,703	0.35

		242,703,703	0.35
MULTI-UTILITIES
Other securities[a]		815,273,743	1.19

		815,273,743	1.19
MULTILINE RETAIL
Other securities[a]		557,204,471	0.81

		557,204,471	0.81
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	7,047,294	739,824,924	1.08
Exxon Mobil Corp.	15,722,535	1,336,415,475	1.94
Other securities[a]		2,572,833,938	3.74

		4,649,074,337	6.76
PAPER & FOREST PRODUCTS
Other securities[a]		87,948,764	0.13

		87,948,764	0.13
PERSONAL PRODUCTS
Other securities[a]		69,530,824	0.10

		69,530,824	0.10
PHARMACEUTICALS
AbbVie Inc.	5,974,236	349,731,775	0.51
Actavis PLC[c]	1,463,611	435,599,906	0.63
Bristol-Myers Squibb Co.	6,229,972	401,833,194	0.58
Johnson & Johnson	10,421,831	1,048,436,199	1.53
Merck & Co. Inc.	10,638,138	611,480,172	0.89

Security	Shares	Value	% of Net Assets
Pfizer Inc.	22,972,200	$799,202,838	1.16%
Other securities[a]		694,886,538	1.02

		4,341,170,622	6.32
PROFESSIONAL SERVICES
Other securities[a]		142,289,674	0.21

		142,289,674	0.21
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,743,010,561	2.54

		1,743,010,561	2.54
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		40,590,648	0.06

		40,590,648	0.06
ROAD & RAIL
Union Pacific Corp.	3,303,245	357,774,466	0.52
Other securities[a]		302,617,380	0.44

		660,391,846	0.96
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	17,751,515	555,089,874	0.81
Other securities[a]		1,095,925,981	1.59

		1,651,015,855	2.40
SOFTWARE
Microsoft Corp.	30,749,425	1,250,117,873	1.82
Oracle Corp.	12,015,625	518,474,219	0.75
Other securities[a]		691,432,834	1.01

		2,460,024,926	3.58
SPECIALTY RETAIL
Home Depot Inc. (The)	4,939,489	561,175,345	0.82
Other securities[a]		1,145,484,894	1.66

		1,706,660,239	2.48
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	21,832,297	2,716,592,716	3.95
Other securities[a]		633,126,378	0.92

		3,349,719,094	4.87
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		629,361,932	0.92

		629,361,932	0.92
THRIFTS & MORTGAGE FINANCE
Other securities[a]		36,399,989	0.05

		36,399,989	0.05
TOBACCO
Altria Group Inc.	7,381,427	369,218,979	0.54

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Philip Morris International Inc.	5,798,225	$436,780,289	0.64%
Other securities[a]		167,786,298	0.24

		973,785,566	1.42
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		128,248,395	0.19

		128,248,395	0.19

TOTAL COMMON STOCKS
(Cost: $61,203,211,238)		68,604,526,051	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,e,f]	478,760,542	478,760,542	0.69
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,e,f]	27,658,195	27,658,195	0.04
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,e]	53,302,869	53,302,869	0.08

		559,721,606	0.81

TOTAL SHORT-TERM INVESTMENTS
(Cost: $559,721,606)		559,721,606	0.81

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $61,762,932,844)	$69,164,247,657	100.61%
Other Assets, Less Liabilities	(421,140,703)	(0.61)

NET ASSETS	$68,743,106,954	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	1,062	Jun. 2015	Chicago Mercantile	$109,428,480	$1,531,765

See notes to financial statements.

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Huntington Ingalls Industries Inc.	760,719	$106,614,768	0.41%
Other securities[a]		443,830,366	1.72

		550,445,134	2.13
AIRLINES
Alaska Air Group Inc.	2,067,203	136,807,495	0.53
Other securities[a]		79,165,259	0.31

		215,972,754	0.84
AUTO COMPONENTS
Other securities[a]		139,921,721	0.54

		139,921,721	0.54
AUTOMOBILES
Other securities[a]		46,325,092	0.18

		46,325,092	0.18
BANKS
Other securities[a]		1,271,431,906	4.92

		1,271,431,906	4.92
BEVERAGES
Other securities[a]		38,287,134	0.15

		38,287,134	0.15
BIOTECHNOLOGY
United Therapeutics Corp.[b,c]	734,824	126,709,376	0.49

		126,709,376	0.49
BUILDING PRODUCTS
Fortune Brands Home & Security Inc.	2,500,776	118,736,844	0.46
Other securities[a]		149,846,611	0.58

		268,583,455	1.04
CAPITAL MARKETS
Raymond James Financial Inc.	2,001,168	113,626,319	0.44
Other securities[a]		382,481,552	1.48

		496,107,871	1.92
CHEMICALS
Ashland Inc.	1,003,442	127,748,201	0.49
Other securities[a]		708,843,304	2.74

		836,591,505	3.23

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		$451,287,394	1.75%

		451,287,394	1.75
COMMUNICATIONS EQUIPMENT
Other securities[a]		286,644,444	1.11

		286,644,444	1.11
CONSTRUCTION & ENGINEERING
Other securities[a]		128,510,238	0.50

		128,510,238	0.50
CONSTRUCTION MATERIALS
Other securities[a]		66,130,972	0.26

		66,130,972	0.26
CONSUMER FINANCE
Other securities[a]		61,811,871	0.24

		61,811,871	0.24
CONTAINERS & PACKAGING
Packaging Corp. of America	1,549,527	121,157,516	0.47
Rock-Tenn Co. Class A	2,203,143	142,102,724	0.55
Other securities[a]		264,844,506	1.02

		528,104,746	2.04
DISTRIBUTORS
LKQ Corp.[b]	4,788,611	122,396,897	0.47

		122,396,897	0.47
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		256,295,220	0.99

		256,295,220	0.99
DIVERSIFIED FINANCIAL SERVICES
MSCI Inc.	1,769,760	108,503,985	0.42
Other securities[a]		75,949,341	0.29

		184,453,326	0.71
ELECTRIC UTILITIES
Other securities[a]		432,980,653	1.67

		432,980,653	1.67
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	682,980	114,849,917	0.44
Other securities[a]		149,118,712	0.58

		263,968,629	1.02
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		991,069,121	3.83

		991,069,121	3.83

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
ENERGY EQUIPMENT & SERVICES
Other securities[a]		$523,243,749	2.02%

		523,243,749	2.02
FOOD & STAPLES RETAILING
Other securities[a]		98,438,584	0.38

		98,438,584	0.38
FOOD PRODUCTS
WhiteWave Foods Co. (The)[b,c]	2,746,890	121,797,103	0.47
Other securities[a]		417,127,264	1.61

		538,924,367	2.08
GAS UTILITIES
Other securities[a]		402,198,395	1.56

		402,198,395	1.56
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	760,356	142,505,921	0.55
Hologic Inc.[b,c]	3,835,262	126,659,528	0.49
IDEXX Laboratories Inc.[b,c]	742,133	114,644,706	0.44
ResMed Inc.	2,213,010	158,849,858	0.61
Other securities[a]		400,986,296	1.56

		943,646,309	3.65
HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[b,c]	1,870,995	132,260,637	0.51
MEDNAX Inc.[b,c]	1,513,141	109,717,854	0.42
Omnicare Inc.	1,529,303	117,848,089	0.46
Other securities[a]		388,478,621	1.50

		748,305,201	2.89
HEALTH CARE TECHNOLOGY
Other securities[a]		53,656,203	0.21

		53,656,203	0.21
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		473,218,252	1.83

		473,218,252	1.83
HOUSEHOLD DURABLES
Jarden Corp.[b,c]	2,824,856	149,434,882	0.58
Other securities[a]		329,175,766	1.27

		478,610,648	1.85
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	2,055,653	175,593,879	0.68

Security	Shares	Value	% of Net Assets
Energizer Holdings Inc.	978,207	$135,041,477	0.52%

		310,635,356	1.20
INDUSTRIAL CONGLOMERATES
Other securities[a]		95,053,571	0.37

		95,053,571	0.37
INSURANCE
Alleghany Corp.[b,c]	252,016	122,731,792	0.47
Arthur J Gallagher & Co.	2,594,247	121,281,047	0.47
Everest Re Group Ltd.	703,669	122,438,406	0.47
Other securities[a]		832,341,461	3.23

		1,198,792,706	4.64
INTERNET & CATALOG RETAIL
Other securities[a]		35,053,913	0.14

		35,053,913	0.14
INTERNET SOFTWARE & SERVICES
Other securities[a]		144,364,824	0.56

		144,364,824	0.56
IT SERVICES
Gartner Inc.[b,c]	1,378,283	115,569,030	0.45
Other securities[a]		739,756,731	2.86

		855,325,761	3.31
LEISURE PRODUCTS
Polaris Industries Inc.	960,697	135,554,346	0.52
Other securities[a]		118,154,188	0.46

		253,708,534	0.98
LIFE SCIENCES TOOLS & SERVICES
Mettler-Toledo International Inc.[b,c]	442,878	145,551,855	0.56
Other securities[a]		161,817,244	0.63

		307,369,099	1.19
MACHINERY
Wabtec Corp./DE	1,516,988	144,129,030	0.56
Other securities[a]		1,056,643,459	4.08

		1,200,772,489	4.64
MARINE
Other securities[a]		65,813,972	0.25

		65,813,972	0.25
MEDIA
Other securities[a]		374,426,484	1.45

		374,426,484	1.45

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
METALS & MINING
Other securities[a]		$425,153,175	1.64%

		425,153,175	1.64
MULTI-UTILITIES
Alliant Energy Corp.	1,747,051	110,064,213	0.43
Other securities[a]		158,658,383	0.61

		268,722,596	1.04
MULTILINE RETAIL
Other securities[a]		81,045,982	0.31

		81,045,982	0.31
OIL, GAS & CONSUMABLE FUELS
HollyFrontier Corp.	3,087,727	124,342,766	0.48
Other securities[a]		466,827,389	1.81

		591,170,155	2.29
PAPER & FOREST PRODUCTS
Other securities[a]		83,497,746	0.32

		83,497,746	0.32
PERSONAL PRODUCTS
Other securities[a]		54,820,117	0.21

		54,820,117	0.21
PHARMACEUTICALS
Other securities[a]		61,592,945	0.24

		61,592,945	0.24
PROFESSIONAL SERVICES
Towers Watson & Co. Class A	1,095,411	144,796,903	0.56
Other securities[a]		172,882,068	0.67

		317,678,971	1.23
REAL ESTATE INVESTMENT TRUSTS (REITS)
Alexandria Real Estate Equities Inc.[c]	1,134,377	111,214,321	0.43
Camden Property Trust[c]	1,365,681	106,700,657	0.41
Duke Realty Corp.[c]	5,428,799	118,184,954	0.46
Extra Space Storage Inc.[c]	1,741,238	117,655,452	0.45
Federal Realty Investment Trust[c]	1,081,089	159,147,112	0.62
Realty Income Corp.[c]	3,542,998	182,818,697	0.71
UDR Inc.[c]	4,074,447	138,653,431	0.54
Other securities[a]		1,658,951,547	6.41

		2,593,326,171	10.03

Security	Shares	Value	% of Net Assets
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle Inc.	706,024	$120,306,490	0.47%
Other securities[a]		30,994,129	0.12

		151,300,619	0.59
ROAD & RAIL
JB Hunt Transport Services Inc.	1,449,432	123,774,246	0.48
Other securities[a]		269,793,878	1.04

		393,568,124	1.52
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Qorvo Inc.[b,c]	2,337,398	186,290,621	0.72
Other securities[a]		542,659,479	2.10

		728,950,100	2.82
SOFTWARE
ANSYS Inc.[b]	1,417,609	125,018,938	0.48
CDK Global Inc.	2,533,614	118,471,791	0.46
Synopsys Inc.[b]	2,420,268	112,106,814	0.43
Other securities[a]		856,740,000	3.32

		1,212,337,543	4.69
SPECIALTY RETAIL
Advance Auto Parts Inc.	1,151,550	172,375,519	0.67
Foot Locker Inc.	2,237,279	140,948,577	0.55
Signet Jewelers Ltd.	1,262,377	175,205,304	0.68
Williams-Sonoma Inc.	1,348,756	107,509,341	0.42
Other securities[a]		540,587,617	2.07

		1,136,626,358	4.39
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		200,394,223	0.77

		200,394,223	0.77
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		183,768,390	0.71

		183,768,390	0.71
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp Inc.[c]	6,969,698	116,603,048	0.45
Other securities[a]		33,764,192	0.13

		150,367,240	0.58
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		188,677,756	0.73

		188,677,756	0.73

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
WATER UTILITIES
Other securities[a]		$73,375,686	0.28%

		73,375,686	0.28
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		38,585,912	0.15

		38,585,912	0.15

TOTAL COMMON STOCKS
(Cost: $23,168,741,085)		25,800,547,685	99.77

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	1,633,729,107	1,633,729,107	6.32
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	94,381,207	94,381,207	0.36
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	32,044,891	32,044,891	0.12

		1,760,155,205	6.80

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,760,155,205)		1,760,155,205	6.80

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $24,928,896,290)	$27,560,702,890	106.57%
Other Assets, Less Liabilities	(1,699,756,126)	(6.57)

NET ASSETS	$25,860,946,764	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	320	Jun. 2015	Chicago Mercantile	$48,633,600	$1,098,819

See notes to financial statements.

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	1,096,475	$81,073,362	0.50%
Moog Inc. Class Aa,b	914,548	68,636,827	0.42
Other securities[c]		155,441,789	0.97

		305,151,978	1.89
AIR FREIGHT & LOGISTICS
Other securities[c]		119,699,827	0.74

		119,699,827	0.74
AIRLINES
Allegiant Travel Co.	311,683	59,933,524	0.37
Other securities[c]		33,193,546	0.21

		93,127,070	0.58
AUTO COMPONENTS
Other securities[c]		99,298,515	0.61

		99,298,515	0.61
AUTOMOBILES
Other securities[c]		13,201,440	0.08

		13,201,440	0.08
BANKS
Bank of the Ozarks Inc.	1,614,399	59,619,755	0.37
PrivateBancorp Inc.	1,623,238	57,089,280	0.35
Susquehanna Bancshares Inc.	4,184,671	57,371,839	0.35
United Bankshares Inc./WV	1,463,617	55,002,727	0.34
Other securities[c]		1,066,114,873	6.59

		1,295,198,474	8.00
BIOTECHNOLOGY
Other securities[c]		130,381,466	0.81

		130,381,466	0.81
BUILDING PRODUCTS
Other securities[c]		185,277,102	1.14

		185,277,102	1.14
CAPITAL MARKETS
Other securities[c]		264,879,186	1.64

		264,879,186	1.64
CHEMICALS
Other securities[c]		370,341,592	2.29

		370,341,592	2.29

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		$448,924,014	2.77%

		448,924,014	2.77
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[a,b]	1,005,510	59,938,451	0.37
Other securities[c]		123,294,102	0.76

		183,232,553	1.13
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	1,445,258	67,161,139	0.41
Other securities[c]		77,459,020	0.48

		144,620,159	0.89
CONSTRUCTION MATERIALS
Other securities[c]		31,072,838	0.19

		31,072,838	0.19
CONSUMER FINANCE
PRA Group Inc.[a,b]	1,112,486	60,430,240	0.37
Other securities[c]		121,105,301	0.75

		181,535,541	1.12
CONTAINERS & PACKAGING
Other securities[c]		10,143,068	0.06

		10,143,068	0.06
DISTRIBUTORS
Pool Corp.	1,000,727	69,810,716	0.43
Other securities[c]		4,333,770	0.03

		74,144,486	0.46
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		70,266,659	0.43

		70,266,659	0.43
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	856,675	71,018,358	0.44

		71,018,358	0.44
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		108,548,618	0.67

		108,548,618	0.67
ELECTRIC UTILITIES
UIL Holdings Corp.	1,297,655	66,725,420	0.41
Other securities[c]		86,722,565	0.54

		153,447,985	0.95
ELECTRICAL EQUIPMENT
EnerSys	1,013,775	65,124,906	0.40

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Other securities[c]		$111,118,120	0.69%

		176,243,026	1.09
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[c]		681,272,775	4.21

		681,272,775	4.21
ENERGY EQUIPMENT & SERVICES
Exterran Holdings Inc.	1,581,319	53,084,879	0.33
Other securities[c]		235,204,042	1.45

		288,288,921	1.78
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	891,492	80,323,429	0.50
Other securities[c]		52,841,131	0.32

		133,164,560	0.82
FOOD PRODUCTS
Darling Ingredients Inc.[a,b]	3,780,336	52,962,507	0.33
Other securities[c]		219,029,671	1.35

		271,992,178	1.68
GAS UTILITIES
New Jersey Resources Corp.	1,959,780	60,870,767	0.38
Piedmont Natural Gas Co. Inc.	1,807,821	66,726,673	0.41
Southwest Gas Corp.	1,070,259	62,256,966	0.38
Other securities[c]		123,246,137	0.76

		313,100,543	1.93
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[a,b]	849,793	60,828,183	0.38
Haemonetics Corp.[a,b]	1,183,032	53,141,797	0.33
West Pharmaceutical Services Inc.	1,640,506	98,774,866	0.61
Other securities[c]		537,174,272	3.31

		749,919,118	4.63
HEALTH CARE PROVIDERS & SERVICES
AmSurg Corp.[a,b]	1,088,700	66,976,824	0.41
Other securities[c]		519,892,981	3.22

		586,869,805	3.63
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[a,b]	1,248,307	61,216,975	0.38

Security	Shares	Value	% of Net Assets
Other securities[c]		$96,610,274	0.59%

		157,827,249	0.97
HOTELS, RESTAURANTS & LEISURE
Cracker Barrel Old Country Store Inc.	548,956	83,518,166	0.52
Jack in the Box Inc.	873,525	83,788,518	0.52
Other securities[c]		489,045,680	3.02

		656,352,364	4.06
HOUSEHOLD DURABLES
Other securities[c]		280,753,817	1.73

		280,753,817	1.73
HOUSEHOLD PRODUCTS
Other securities[c]		38,521,154	0.24

		38,521,154	0.24
INSURANCE
ProAssurance Corp.	1,280,900	58,806,119	0.36
Other securities[c]		382,224,619	2.36

		441,030,738	2.72
INTERNET & CATALOG RETAIL
Other securities[c]		42,863,548	0.26

		42,863,548	0.26
INTERNET SOFTWARE & SERVICES
j2 Global Inc.[b]	1,051,542	69,065,279	0.43
Other securities[c]		236,469,383	1.46

		305,534,662	1.89
IT SERVICES
Other securities[c]		306,308,500	1.89

		306,308,500	1.89
LEISURE PRODUCTS
Other securities[c]		49,404,078	0.31

		49,404,078	0.31
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a,b]	1,257,215	86,735,263	0.54
Other securities[c]		73,842,570	0.45

		160,577,833	0.99
MACHINERY
Toro Co. (The)	1,277,308	89,564,837	0.55
Other securities[c]		499,887,431	3.09

		589,452,268	3.64
MARINE
Other securities[c]		41,918,255	0.26

		41,918,255	0.26

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[c]		$70,830,984	0.44%

		70,830,984	0.44
METALS & MINING
Other securities[c]		213,171,816	1.32

		213,171,816	1.32
MULTI-UTILITIES
NorthWestern Corp.	1,080,950	58,144,300	0.36
Other securities[c]		44,993,185	0.28

		103,137,485	0.64
MULTILINE RETAIL
Other securities[c]		30,036,130	0.19

		30,036,130	0.19
OIL, GAS & CONSUMABLE FUELS
Carrizo Oil & Gas Inc.[a,b]	1,068,052	53,028,782	0.33
Other securities[c]		204,848,213	1.26

		257,876,995	1.59
PAPER & FOREST PRODUCTS
KapStone Paper and Packaging Corp.	1,940,368	63,721,685	0.39
Other securities[c]		174,490,862	1.08

		238,212,547	1.47
PERSONAL PRODUCTS
Other securities[c]		20,575,458	0.13

		20,575,458	0.13
PHARMACEUTICALS
Impax Laboratories Inc.[a,b]	1,522,248	71,347,764	0.44
Other securities[c]		189,694,409	1.17

		261,042,173	1.61
PROFESSIONAL SERVICES
Other securities[c]		252,153,490	1.56

		252,153,490	1.56
REAL ESTATE INVESTMENT TRUSTS (REITS)
Acadia Realty Trust[b]	1,565,877	54,617,790	0.34
DiamondRock Hospitality Co.[b]	4,600,524	65,005,404	0.40
EPR Properties[b]	1,308,891	78,572,727	0.49
GEO Group Inc. (The)	1,702,439	74,464,682	0.46
Healthcare Realty Trust Inc.[b]	2,281,079	63,368,375	0.39

Security	Shares	Value	% of Net Assets
Kite Realty Group Trust[b]	1,916,389	$53,984,678	0.33%
Medical Properties Trust Inc.[b]	4,788,971	70,589,433	0.44
Post Properties Inc.[b]	1,252,708	71,316,666	0.44
Sovran Self Storage Inc.[b]	815,846	76,640,573	0.47
Other securities[c]		778,011,256	4.81

		1,386,571,584	8.57
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		12,287,038	0.08

		12,287,038	0.08
ROAD & RAIL
Other securities[c]		151,836,824	0.94

		151,836,824	0.94
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microsemi Corp.[a]	2,182,085	77,245,809	0.48
Synaptics Inc.[a,b]	842,452	68,495,560	0.42
Other securities[c]		455,850,635	2.82

		601,592,004	3.72
SOFTWARE
Manhattan Associates Inc.[a]	1,703,289	86,203,456	0.53
Other securities[c]		373,482,048	2.31

		459,685,504	2.84
SPECIALTY RETAIL
Men’s Wearhouse Inc. (The)	1,048,679	54,741,044	0.34
Other securities[c]		645,971,341	3.99

		700,712,385	4.33
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		101,630,453	0.63

		101,630,453	0.63
TEXTILES, APPAREL & LUXURY GOODS
Skechers U.S.A. Inc. Class Aa,b	943,055	67,815,085	0.42
Wolverine World Wide Inc.[b]	2,365,337	79,120,523	0.49
Other securities[c]		213,749,585	1.32

		360,685,193	2.23
THRIFTS & MORTGAGE FINANCE
Other securities[c]		166,091,294	1.03

		166,091,294	1.03

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
TOBACCO
Other securities[c]		$24,596,392	0.15%

		24,596,392	0.15
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		90,725,020	0.56

		90,725,020	0.56
WATER UTILITIES
Other securities[c]		35,095,980	0.22

		35,095,980	0.22
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		9,600,604	0.06

		9,600,604	0.06

TOTAL COMMON STOCKS
(Cost: $13,541,759,602)		16,173,053,674	99.93

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	1,450,570,104	1,450,570,104	8.96
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	83,800,035	83,800,035	0.52
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	8,708,028	8,708,028	0.05

		1,543,078,167	9.53

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,543,078,167)		1,543,078,167	9.53

Security	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $15,084,837,769)	$17,716,131,841	109.46%

SHORT POSITIONS[g]

COMMON STOCKS
Other securities[c]	(406,726)	—

TOTAL SHORT POSITIONS
(Proceeds: $406,726)	(406,726)	—
Other Assets, Less Liabilities	(1,531,190,010)	(9.46)

NET ASSETS	$16,184,535,105	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	117	Jun. 2015	ICE Markets Equity	$14,612,130	$452,481

See notes to financial statements.

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	69,354	$10,408,648	0.48%
United Technologies Corp.	87,495	10,254,414	0.47
Other securities[a]		37,881,920	1.73

		58,544,982	2.68
AIR FREIGHT & LOGISTICS
Other securities[a]		14,379,291	0.66

		14,379,291	0.66
AIRLINES
Other securities[a]		12,966,878	0.59

		12,966,878	0.59
AUTO COMPONENTS
Other securities[a]		9,617,427	0.44

		9,617,427	0.44
AUTOMOBILES
Other securities[a]		13,859,701	0.64

		13,859,701	0.64
BANKS
Bank of America Corp.	1,112,360	17,119,220	0.78
Citigroup Inc.	320,806	16,527,925	0.76
JPMorgan Chase & Co.	394,238	23,882,938	1.09
PNC Financial Services Group Inc. (The)[b]	55,202	5,147,034	0.24
Wells Fargo & Co.	496,020	26,983,488	1.24
Other securities[a]		36,414,130	1.67

		126,074,735	5.78
BEVERAGES
Coca-Cola Co. (The)	415,169	16,835,103	0.77
PepsiCo Inc.	156,890	15,001,822	0.69
Other securities[a]		9,824,675	0.45

		41,661,600	1.91
BIOTECHNOLOGY
Amgen Inc.	80,107	12,805,104	0.59
Biogen Inc.[c]	24,834	10,485,908	0.48
Celgene Corp.[c]	84,659	9,759,489	0.45
Gilead Sciences Inc.[c]	157,628	15,468,036	0.71
Other securities[a]		11,720,967	0.53

		60,239,504	2.76
BUILDING PRODUCTS
Other securities[a]		4,271,451	0.20

		4,271,451	0.20

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	13,394	$4,900,061	0.22%
Other securities[a]		43,040,026	1.98

		47,940,087	2.20
CHEMICALS
Other securities[a]		53,251,304	2.44

		53,251,304	2.44
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		13,839,623	0.63

		13,839,623	0.63
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	539,786	14,857,610	0.68
QUALCOMM Inc.	174,622	12,108,289	0.55
Other securities[a]		6,769,033	0.32

		33,734,932	1.55
CONSTRUCTION & ENGINEERING
Other securities[a]		3,495,835	0.16

		3,495,835	0.16
CONSTRUCTION MATERIALS
Other securities[a]		2,681,120	0.12

		2,681,120	0.12
CONSUMER FINANCE
Other securities[a]		16,663,932	0.76

		16,663,932	0.76
CONTAINERS & PACKAGING
Other securities[a]		7,466,774	0.34

		7,466,774	0.34
DISTRIBUTORS
Other securities[a]		2,646,484	0.12

		2,646,484	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		2,991,303	0.14

		2,991,303	0.14
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	192,838	27,830,380	1.27
Other securities[a]		13,827,814	0.64

		41,658,194	1.91
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.[d]	548,815	17,918,810	0.82
Verizon Communications Inc.	439,400	21,368,022	0.98

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$5,441,446	0.25%

		44,728,278	2.05
ELECTRIC UTILITIES
Other securities[a]		36,925,920	1.69

		36,925,920	1.69
ELECTRICAL EQUIPMENT
Other securities[a]		13,120,381	0.60

		13,120,381	0.60
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		18,339,860	0.84

		18,339,860	0.84
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	135,019	11,265,985	0.52
Other securities[a]		16,875,231	0.77

		28,141,216	1.29
FOOD & STAPLES RETAILING
CVS Health Corp.	119,115	12,293,859	0.56
Wal-Mart Stores Inc.	167,003	13,735,997	0.63
Other securities[a]		24,408,165	1.12

		50,438,021	2.31
FOOD PRODUCTS
Other securities[a]		37,073,500	1.70

		37,073,500	1.70
GAS UTILITIES
Other securities[a]		4,777,958	0.22

		4,777,958	0.22
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	150,690	11,752,313	0.54
Other securities[a]		40,464,564	1.85

		52,216,877	2.39
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	100,946	11,940,902	0.55
Other securities[a]		50,004,022	2.29

		61,944,924	2.84
HEALTH CARE TECHNOLOGY
Other securities[a]		3,448,338	0.16

		3,448,338	0.16
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	101,772	9,916,664	0.45
Other securities[a]		29,503,244	1.36

		39,419,908	1.81

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$13,490,548	0.62%

		13,490,548	0.62
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	285,554	23,398,295	1.07
Other securities[a]		14,221,868	0.65

		37,620,163	1.72
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		1,776,864	0.08

		1,776,864	0.08
INDUSTRIAL CONGLOMERATES
3M Co.	67,203	11,085,135	0.51
General Electric Co.	1,064,285	26,404,911	1.21
Other securities[a]		7,955,236	0.36

		45,445,282	2.08
INSURANCE
Other securities[a]		61,135,293	2.80

		61,135,293	2.80
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	40,264	14,982,234	0.69
Other securities[a]		11,450,218	0.52

		26,432,452	1.21
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ac	221,982	18,250,250	0.84
Google Inc. Class Ac	30,200	16,751,940	0.77
Google Inc. Class Cc	30,262	16,583,576	0.76
Other securities[a]		16,726,008	0.76

		68,311,774	3.13
IT SERVICES
International Business Machines Corp.	97,203	15,601,081	0.71
MasterCard Inc. Class A	103,220	8,917,176	0.41
Visa Inc. Class A	205,746	13,457,846	0.62
Other securities[a]		34,300,120	1.57

		72,276,223	3.31
LEISURE PRODUCTS
Other securities[a]		3,518,559	0.16

		3,518,559	0.16

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$11,644,738	0.53%

		11,644,738	0.53
MACHINERY
Other securities[a]		39,183,390	1.80

		39,183,390	1.80
MARINE
Other securities[a]		645,624	0.03

		645,624	0.03
MEDIA
Comcast Corp. Class A	268,924	15,186,138	0.70
Walt Disney Co. (The)	165,340	17,342,513	0.79
Other securities[a]		38,594,367	1.77

		71,123,018	3.26
METALS & MINING
Other securities[a]		8,546,059	0.39

		8,546,059	0.39
MULTI-UTILITIES
Other securities[a]		25,158,668	1.15

		25,158,668	1.15
MULTILINE RETAIL
Other securities[a]		16,180,288	0.74

		16,180,288	0.74
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	198,944	20,885,141	0.96
Exxon Mobil Corp.	443,708	37,715,180	1.73
Other securities[a]		76,295,043	3.49

		134,895,364	6.18
PAPER & FOREST PRODUCTS
Other securities[a]		4,173,160	0.19

		4,173,160	0.19
PERSONAL PRODUCTS
Other securities[a]		2,419,298	0.11

		2,419,298	0.11
PHARMACEUTICALS
AbbVie Inc.	168,543	9,866,507	0.45
Actavis PLC[c]	41,293	12,289,623	0.56
Bristol-Myers Squibb Co.	175,754	11,336,133	0.52
Johnson & Johnson	294,147	29,591,188	1.36
Merck & Co. Inc.	300,238	17,257,680	0.79
Pfizer Inc.	648,472	22,560,341	1.03
Other securities[a]		22,273,994	1.02

		125,175,466	5.73

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
Other securities[a]		$7,332,270	0.34%

		7,332,270	0.34
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		72,115,902	3.30

		72,115,902	3.30
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		2,206,487	0.10

		2,206,487	0.10
ROAD & RAIL
Union Pacific Corp.	93,301	10,105,431	0.46
Other securities[a]		11,881,453	0.55

		21,986,884	1.01
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	501,229	15,673,431	0.72
Other securities[a]		38,447,147	1.76

		54,120,578	2.48
SOFTWARE
Microsoft Corp.	867,799	35,280,368	1.62
Oracle Corp.	339,283	14,640,062	0.67
Other securities[a]		29,825,986	1.36

		79,746,416	3.65
SPECIALTY RETAIL
Home Depot Inc. (The)	139,348	15,831,326	0.73
Other securities[a]		42,992,619	1.97

		58,823,945	2.70
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	614,818	76,501,804	3.50
Other securities[a]		19,420,448	0.89

		95,922,252	4.39
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		20,727,224	0.95

		20,727,224	0.95
THRIFTS & MORTGAGE FINANCE
Other securities[a]		2,830,671	0.13

		2,830,671	0.13
TOBACCO
Altria Group Inc.	208,134	10,410,863	0.48
Philip Morris International Inc.	163,623	12,325,721	0.56
Other securities[a]		4,826,636	0.22

		27,563,220	1.26

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		$5,288,256	0.24%

		5,288,256	0.24
WATER UTILITIES
Other securities[a]		641,829	0.03

		641,829	0.03
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		318,755	0.01

		318,755	0.01

TOTAL COMMON STOCKS
(Cost: $1,857,008,042)		2,177,337,258	99.74

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,e,f]	42,985,177	42,985,177	1.97
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,e,f]	2,483,271	2,483,271	0.12
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,e]	2,901,309	2,901,309	0.13

		48,369,757	2.22

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,369,757)		48,369,757	2.22

Security	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,905,377,799)	$2,225,707,015	101.96%

SHORT POSITIONS[g]

COMMON STOCKS
Other securities[a]	(1,873)	—

TOTAL SHORT POSITIONS
(Proceeds: $1,873)	(1,873)	—
Other Assets, Less Liabilities	(42,691,390)	(1.96)

NET ASSETS	$2,183,013,752	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	47	Jun. 2015	Chicago Mercantile	$4,842,880	$52,066
E-mini S&P MidCap 400	4	Jun. 2015	Chicago Mercantile	607,920	12,406

Net unrealized appreciation					$64,472

See notes to financial statements.

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2015

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$60,912,154,516	$23,168,741,085	$13,541,759,602
Affiliated (Note 2)	850,778,328	1,760,155,205	1,543,078,167

Total cost of investments	$61,762,932,844	$24,928,896,290	$15,084,837,769

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$68,248,593,405	$25,800,547,685	$16,173,053,674
Affiliated (Note 2)	915,654,252	1,760,155,205	1,543,078,167

Total fair value of investments	69,164,247,657	27,560,702,890	17,716,131,841
Cash	479,961	—	—
Cash pledged to broker	5,130,000	2,163,000	861,010
Receivables:
Investment securities sold	—	5,796,841	14,619,115
Due from custodian (Note 4)	535,045	—	—
Dividends and interest	85,495,037	23,699,583	19,097,696
Capital shares sold	—	3,222,036	354,275

Total Assets	69,255,887,700	27,595,584,350	17,751,063,937

LIABILITIES
Short positions, at value[b]	—	—	406,726
Payables:
Investment securities purchased	535,045	—	28,917,907
Collateral for securities on loan (Note 1)	506,418,737	1,728,110,314	1,534,370,139
Capital shares redeemed	910,015	3,356,239	1,159,577
Futures variation margin	785,880	150,400	40,268
Due to custodian	—	384,000	—
Investment advisory fees (Note 2)	4,131,069	2,636,633	1,634,215

Total Liabilities	512,780,746	1,734,637,586	1,566,528,832

NET ASSETS	$68,743,106,954	$25,860,946,764	$16,184,535,105

Net assets consist of:
Paid-in capital	$63,106,841,847	$23,788,954,980	$14,093,556,073
Undistributed net investment income	71,562,981	—	—
Accumulated net realized loss	(1,838,144,452)	(560,913,635)	(540,767,521)
Net unrealized appreciation	7,402,846,578	2,632,905,419	2,631,746,553

NET ASSETS	$68,743,106,954	$25,860,946,764	$16,184,535,105

Shares outstanding[c]	330,700,000	170,150,000	137,100,000

Net asset value per share	$207.87	$151.99	$118.05

[a]	Securities on loan with values of $492,919,476, $1,678,025,117 and $1,485,520,038, respectively. See Note 1.
[b]	Proceeds: $ —, $ — and $406,726, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,848,815,387
Affiliated (Note 2)	56,562,412

Total cost of investments	$1,905,377,799

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,167,290,163
Affiliated (Note 2)	58,416,852

Total fair value of investments	2,225,707,015
Cash	13,128
Cash pledged to broker	231,000
Receivables:
Investment securities sold	5,546
Dividends and interest	2,603,316
Capital shares sold	151,385

Total Assets	2,228,711,390

LIABILITIES
Short positions, at value[b]	1,873
Payables:
Investment securities purchased	64,484
Collateral for securities on loan (Note 1)	45,468,448
Futures variation margin	34,594
Investment advisory fees (Note 2)	128,239

Total Liabilities	45,697,638

NET ASSETS	$2,183,013,752

Net assets consist of:
Paid-in capital	$1,889,307,602
Undistributed net investment income	416,071
Accumulated net realized loss	(27,103,609)
Net unrealized appreciation	320,393,688

NET ASSETS	$2,183,013,752

Shares outstanding[c]	23,050,000

Net asset value per share	$94.71

[a]	Securities on loan with a value of $44,064,062. See Note 1.
[b]	Proceeds: $1,873. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2015

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,295,977,642	$338,307,729	$195,774,093
Dividends — affiliated (Note 2)	7,199,284	—	—
Interest — affiliated (Note 2)	4,178	744	374
Securities lending income — affiliated — net (Note 2)	3,252,168	14,760,773	9,811,641

Total investment income	1,306,433,272	353,069,246	205,586,108

EXPENSES
Investment advisory fees (Note 2)	44,206,992	30,613,300	18,684,295

Total expenses	44,206,992	30,613,300	18,684,295

Net investment income	1,262,226,280	322,455,946	186,901,813

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,669,968)	(313,581,021)	(184,217,360)
Investments — affiliated (Note 2)	25,997	—	—
In-kind redemptions — unaffiliated	5,172,519,611	2,905,594,031	1,395,633,642
In-kind redemptions — affiliated (Note 2)	28,935,166	—	—
Futures contracts	19,959,913	2,176,497	(376,993)

Net realized gain	5,219,770,719	2,594,189,507	1,211,039,289

Net change in unrealized appreciation/depreciation on:
Investments	975,244,538	(519,788,597)	(157,587,660)
Futures contracts	1,028,313	939,161	452,481

Net change in unrealized appreciation/depreciation	976,272,851	(518,849,436)	(157,135,179)

Net realized and unrealized gain	6,196,043,570	2,075,340,071	1,053,904,110

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,458,269,850	$2,397,796,017	$1,240,805,923

[a]	Net of foreign withholding tax of $163,758, $ — and $41,412, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

iShares Core S&P Total U.S. Stock Market ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$31,080,474
Dividends — affiliated (Note 2)	156,352
Interest — affiliated (Note 2)	64
Securities lending income — affiliated — net (Note 2)	181,970

Total investment income	31,418,860

EXPENSES
Investment advisory fees (Note 2)	1,090,898

Total expenses	1,090,898

Net investment income	30,327,962

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,980,667)
Investments — affiliated (Note 2)	115
In-kind redemptions — unaffiliated	30,030,278
In-kind redemptions — affiliated (Note 2)	99,459
Futures contracts	146,118

Net realized gain	27,295,303

Net change in unrealized appreciation/depreciation on:
Investments	124,020,218
Futures contracts	64,472

Net change in unrealized appreciation/depreciation	124,084,690

Net realized and unrealized gain	151,379,993

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$181,707,955

[a]	Net of foreign withholding tax of $3,797.

See notes to financial statements.

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,262,226,280	$948,087,213	$322,455,946	$264,635,838
Net realized gain	5,219,770,719	3,895,278,820	2,594,189,507	2,268,651,135
Net change in unrealized appreciation/depreciation	976,272,851	4,079,711,506	(518,849,436)	829,677,611

Net increase in net assets resulting from operations	7,458,269,850	8,923,077,539	2,397,796,017	3,362,964,584

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,257,812,322)	(949,383,397)	(333,661,536)	(272,687,177)

Total distributions to shareholders	(1,257,812,322)	(949,383,397)	(333,661,536)	(272,687,177)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,880,234,286	21,746,752,024	13,285,194,483	9,703,609,904
Cost of shares redeemed	(17,703,636,799)	(16,385,697,450)	(10,129,436,759)	(7,339,973,817)

Net increase in net assets from capital share transactions	8,176,597,487	5,361,054,574	3,155,757,724	2,363,636,087

INCREASE IN NET ASSETS	14,377,055,015	13,334,748,716	5,219,892,205	5,453,913,494

NET ASSETS
Beginning of year	54,366,051,939	41,031,303,223	20,641,054,559	15,187,141,065

End of year	$68,743,106,954	$54,366,051,939	$25,860,946,764	$20,641,054,559

Undistributed net investment income included in net assets at end of year	$71,562,981	$6,031,559	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	129,800,000	122,550,000	92,200,000	77,300,000
Shares redeemed	(88,100,000)	(94,050,000)	(72,200,000)	(59,100,000)

Net increase in shares outstanding	41,700,000	28,500,000	20,000,000	18,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$186,901,813	$145,464,439	$30,327,962	$17,413,876
Net realized gain	1,211,039,289	1,037,035,669	27,295,303	40,582,485
Net change in unrealized appreciation/depreciation	(157,135,179)	1,758,137,912	124,084,690	115,580,972

Net increase in net assets resulting from operations	1,240,805,923	2,940,638,020	181,707,955	173,577,333

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(193,554,220)	(147,397,673)	(30,037,563)	(17,360,159)

Total distributions to shareholders	(193,554,220)	(147,397,673)	(30,037,563)	(17,360,159)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,507,022,778	4,143,276,715	918,172,614	550,176,515
Cost of shares redeemed	(3,624,648,570)	(2,418,872,336)	(74,278,206)	(120,531,114)

Net increase in net assets from capital share transactions	882,374,208	1,724,404,379	843,894,408	429,645,401

INCREASE IN NET ASSETS	1,929,625,911	4,517,644,726	995,564,800	585,862,575

NET ASSETS
Beginning of year	14,254,909,194	9,737,264,468	1,187,448,952	601,586,377

End of year	$16,184,535,105	$14,254,909,194	$2,183,013,752	$1,187,448,952

Undistributed net investment income included in net assets at end of year	$—	$—	$416,071	$125,671

SHARES ISSUED AND REDEEMED
Shares sold	40,500,000	41,350,000	10,050,000	7,050,000
Shares redeemed	(32,800,000)	(23,650,000)	(850,000)	(1,600,000)

Net increase in shares outstanding	7,700,000	17,700,000	9,200,000	5,450,000

See notes to financial statements.

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$188.12	$157.51	$141.28	$133.00	$117.37

Income from investment operations:
Net investment income[a]	4.01	3.51	3.20	2.63	2.33
Net realized and unrealized gain[b]	19.69	30.53	16.14	8.29	15.64

Total from investment operations	23.70	34.04	19.34	10.92	17.97

Less distributions from:
Net investment income	(3.95)	(3.43)	(3.11)	(2.64)	(2.34)

Total distributions	(3.95)	(3.43)	(3.11)	(2.64)	(2.34)

Net asset value, end of year	$207.87	$188.12	$157.51	$141.28	$133.00

Total return	12.66%	21.79%	13.90%	8.44%	15.54%

Ratios/Supplemental data:
Net assets, end of year (000s)	$68,743,107	$54,366,052	$41,031,303	$29,994,594	$27,025,382
Ratio of expenses to average net assets	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of net investment income to average net assets	2.00%	2.02%	2.23%	2.05%	1.96%
Portfolio turnover rate[c]	4%	5%	4%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$137.47	$115.10	$99.26	$98.72	$78.82

Income from investment operations:
Net investment income[a]	1.99	1.74	1.56	1.07	0.95
Net realized and unrealized gain[b]	14.51	22.45	15.82	0.62	19.93

Total from investment operations	16.50	24.19	17.38	1.69	20.88

Less distributions from:
Net investment income	(1.98)	(1.82)	(1.54)	(1.15)	(0.98)

Total distributions	(1.98)	(1.82)	(1.54)	(1.15)	(0.98)

Net asset value, end of year	$151.99	$137.47	$115.10	$99.26	$98.72

Total return	12.09%	21.16%	17.72%	1.84%	26.70%

Ratios/Supplemental data:
Net assets, end of year (000s)	$25,860,947	$20,641,055	$15,187,141	$10,992,618	$11,195,404
Ratio of expenses to average net assets	0.13%	0.14%	0.17%	0.20%	0.20%
Ratio of net investment income to average net assets	1.40%	1.39%	1.55%	1.16%	1.13%
Portfolio turnover rate[c]	15%	11%	9%	14%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$110.16	$87.17	$76.32	$73.59	$59.50

Income from investment operations:
Net investment income[a]	1.47	1.18	1.28	0.81	0.68
Net realized and unrealized gain[b]	7.93	22.99	10.87	2.71	14.15

Total from investment operations	9.40	24.17	12.15	3.52	14.83

Less distributions from:
Net investment income	(1.51)	(1.18)	(1.30)	(0.79)	(0.74)

Total distributions	(1.51)	(1.18)	(1.30)	(0.79)	(0.74)

Net asset value, end of year	$118.05	$110.16	$87.17	$76.32	$73.59

Total return	8.61%	27.84%	16.13%	4.91%	25.11%

Ratios/Supplemental data:
Net assets, end of year (000s)	$16,184,535	$14,254,909	$9,737,264	$7,799,851	$7,575,683
Ratio of expenses to average net assets	0.13%	0.14%	0.17%	0.20%	0.20%
Ratio of net investment income to average net assets	1.33%	1.18%	1.66%	1.16%	1.09%
Portfolio turnover rate[c]	14%	11%	12%	18%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$85.74	$71.62	$63.98	$60.56	$52.84

Income from investment operations:
Net investment income[a]	1.78	1.55	1.37	1.08	0.95
Net realized and unrealized gain[b]	8.86	14.04	7.59	3.41	7.74

Total from investment operations	10.64	15.59	8.96	4.49	8.69

Less distributions from:
Net investment income	(1.67)	(1.47)	(1.32)	(1.07)	(0.97)

Total distributions	(1.67)	(1.47)	(1.32)	(1.07)	(0.97)

Net asset value, end of year	$94.71	$85.74	$71.62	$63.98	$60.56

Total return	12.47%	21.93%	14.22%	7.63%	16.66%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,183,014	$1,187,449	$601,586	$387,099	$339,137
Ratio of expenses to average net assets	0.07%	0.07%	0.13%	0.20%	0.20%
Ratio of net investment income to average net assets	1.95%	1.96%	2.12%	1.84%	1.76%
Portfolio turnover rate[c]	4%	5%	5%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Core S&P 500
Assets:
Common Stocks	$68,604,526,051	$—	$—	$68,604,526,051
Money Market Funds	559,721,606	—	—	559,721,606
Futures Contracts[a]	1,531,765	—	—	1,531,765

	$69,165,779,422	$—	$—	$69,165,779,422

Core S&P Mid-Cap
Assets:
Common Stocks	$25,800,547,685	$—	$—	$25,800,547,685
Money Market Funds	1,760,155,205	—	—	1,760,155,205
Futures Contracts[a]	1,098,819	—	—	1,098,819

	$27,561,801,709	$—	$—	$27,561,801,709

Core S&P Small-Cap
Assets:
Common Stocks	$16,173,050,184	$—	$3,490	$16,173,053,674
Money Market Funds	1,543,078,167	—	—	1,543,078,167
Futures Contracts[a]	452,481	—	—	452,481

	$17,716,580,832	$—	$3,490	$17,716,584,322

Liabilities:
Short Positions	$(406,726)	$—	$—	$(406,726)

Core S&P Total U.S. Stock Market
Assets:
Common Stocks	$2,177,337,251	$—	$7	$2,177,337,258
Money Market Funds	48,369,757	—	—	48,369,757
Futures Contracts[a]	64,472	—	—	64,472

	$2,225,771,480	$—	$7	$2,225,771,487

Liabilities:
Short Positions	$(1,873)	$—	$—	$(1,873)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ statements of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ statements of operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the statement of operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of March 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of March 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core S&P 500	$492,919,476	$492,919,476	$—
Core S&P Mid-Cap	1,678,025,117	1,678,025,117	—
Core S&P Small-Cap	1,485,520,038	1,485,520,038	—
Core S&P Total U.S. Stock Market	44,064,062	44,064,062	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.07%
Core S&P Total U.S. Stock Market	0.07

Effective December 10, 2014, for its investment advisory services to the each of the iShares Core S&P Mid-Cap and iShares Core S&P Small-Cap ETFs, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

of each Fund. Prior to December 10, 2014, for its investment advisory services to each Fund, BFA was entitled to an annual investment advisory fee of 0.14% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 70% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core S&P 500	$1,545,360
Core S&P Mid-Cap	6,866,947
Core S&P Small-Cap	4,668,318
Core S&P Total U.S. Stock Market	86,999

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	408,157	198,882	(131,534)	475,505	$173,958,749	$3,605,291	$16,811,569
PNC Financial Services Group Inc. (The)	1,734,928	829,886	(613,142)	1,951,672	181,973,897	3,593,993	12,149,594

					$355,932,646	$7,199,284	$28,961,163

Core S&P Total U.S. Stock Market
BlackRock Inc.	7,864	6,106	(576)	13,394	$4,900,061	$80,308	$55,055
PNC Financial Services Group Inc. (The)	33,367	25,521	(3,686)	55,202	5,147,034	76,044	44,519

					$10,047,095	$156,352	$99,574

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$2,764,974,380	$2,661,727,815
Core S&P Mid-Cap	3,488,374,934	3,407,189,432
Core S&P Small-Cap	2,073,753,040	2,037,656,778
Core S&P Total U.S. Stock Market	71,952,384	70,122,541

In-kind transactions (see Note 4) for the year ended March 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$25,773,557,679	$17,605,757,911
Core S&P Mid-Cap	13,041,215,105	9,981,846,819
Core S&P Small-Cap	4,439,579,858	3,571,892,972
Core S&P Total U.S. Stock Market	913,753,482	73,770,508

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the Funds as of March 31, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$1,531,765	$1,098,819	$452,481	$64,472

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the year ended March 31, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Futures contracts	$19,959,913	$2,176,497	$(376,993)	$146,118

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Futures contracts	$1,028,313	$939,161	$452,481	$64,472

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2015:

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Average value of contracts purchased	$105,492,683	$31,723,050	$10,414,794	$1,792,796

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

March 31, 2015, attributable to distributions paid in excess of taxable income, the characterization of corporate actions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Core S&P 500	$4,960,871,309	$61,117,464	$(5,021,988,773)
Core S&P Mid-Cap	2,736,062,143	11,205,590	(2,747,267,733)
Core S&P Small-Cap	1,303,401,632	6,652,407	(1,310,054,039)
Core S&P Total U.S. Stock Market	28,990,725	1	(28,990,726)

The tax character of distributions paid during the years ended March 31, 2015 and March 31, 2014 was as follows:

iShares ETF	2015	2014
Core S&P 500
Ordinary income	$1,257,812,322	$949,383,397

Core S&P Mid-Cap
Ordinary income	$333,661,536	$272,687,177

Core S&P Small-Cap
Ordinary income	$193,554,220	$147,397,673

Core S&P Total U.S. Stock Market
Ordinary income	$30,037,563	$17,360,159

As of March 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Core S&P 500	$71,562,981	$(1,002,169,023)	$6,566,871,149	$—	$5,636,265,107
Core S&P Mid-Cap	—	(214,924,462)	2,316,495,587	(29,579,341)	2,071,991,784
Core S&P Small-Cap	—	(151,669,891)	2,281,009,207	(38,360,284)	2,090,979,032
Core S&P Total U.S. Stock Market	416,071	(10,426,895)	303,716,974	—	293,706,150

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2015, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core S&P 500	$—	$363,377,905	$559,115,228	$79,675,890	$1,002,169,023
Core S&P Mid-Cap	141,210,259	—	73,714,203	—	214,924,462
Core S&P Small-Cap	329,399	—	151,340,492	—	151,669,891
Core S&P Total U.S. Stock Market	—	3,258,588	4,869,583	2,298,724	10,426,895

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2015, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Core S&P 500	$163,857,701
Core S&P Total U.S. Stock Market	1,162,831

As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P 500	$62,597,376,508	$9,543,711,303	$(2,976,840,154)	$6,566,871,149
Core S&P Mid-Cap	25,244,207,303	3,570,971,683	(1,254,476,096)	2,316,495,587
Core S&P Small-Cap	15,435,122,634	3,236,524,663	(955,515,456)	2,281,009,207
Core S&P Total U.S. Stock Market	1,921,990,041	350,290,622	(46,573,648)	303,716,974

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. The Plaintiffs sought injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. The Defendants believe that the claims are

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

without merit and intend to vigorously defend themselves against the allegations in the lawsuit. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit (the “Sixth Circuit”). Oral argument of the Plaintiffs’ appeal was heard by the Sixth Circuit on July 30, 2014. On September 30, 2014, the Sixth Circuit affirmed the dismissal of the lawsuit. On December 29, 2014, the Plaintiffs filed a petition for a writ of certiorari asking the U.S. Supreme Court to hear their appeal of the Sixth Circuit’s ruling. On March 2, 2015, the U.S. Supreme Court denied the Plaintiffs’ petition, which concluded the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	53

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF and iShares Core S&P Total U.S. Stock Market ETF (the “Funds”) at March 31, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2015

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2015 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Core S&P 500	91.85%
Core S&P Mid-Cap	76.05
Core S&P Small-Cap	79.26
Core S&P Total U.S. Stock Market	93.94

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2015:

iShares ETF	Qualified Dividend Income
Core S&P 500	$1,382,854,786
Core S&P Mid-Cap	262,652,998
Core S&P Small-Cap	160,052,065
Core S&P Total U.S. Stock Market	29,834,423

In February 2016, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2015. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	55

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500	$3.931390	$—	$0.022617	$3.954007	99%	—%	1%	100%
Core S&P Mid-Cap	1.895320	—	0.088201	1.983521	96	—	4	100
Core S&P Small-Cap	1.448115	—	0.060727	1.508842	96	—	4	100
Core S&P Total U.S. Stock Market	1.650401	—	0.015189	1.665590	99	—	1	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core S&P 500 ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,319	100.00%

iShares Core S&P Mid-Cap ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares Core S&P Small-Cap ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares Core S&P Total U.S. Stock Market ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,317	99.85

	1,319	100.00%

SUPPLEMENTAL INFORMATION	57

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Regulation under the Alternative Investment Fund Managers Directive (“AIFMD” or, the “Directive”)

The Directive imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, and iShares Core S&P Small-Cap ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Core S&P 500 ETF in respect of BFA’s financial year ending December 31, 2014 was USD 11.91 million. This figure is comprised of fixed remuneration of USD 4.81 million and variable remuneration of USD 7.10 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Core S&P 500 ETF in respect of BFA’s financial year ending December 31, 2014, to its senior management was USD 1.65 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.31 million.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of BFA’s financial year ending December 31, 2014 was USD 4.13 million. This figure is comprised of fixed remuneration of USD 1.67 million and variable remuneration of USD 2.46 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of the BFA’s financial year ending December 31, 2014, to its senior management was USD 0.57 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.11 million.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Core S&P Small-Cap ETF in respect of BFA’s financial year ending December 31, 2014 was USD 2.54 million. This figure is comprised of fixed remuneration of USD 1.02 million and variable remuneration of USD 1.51 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Core S&P Small-Cap ETF in respect of BFA’s financial year ending December 31, 2014, to its senior management was USD 0.35 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.07 million.

SUPPLEMENTAL INFORMATION	59

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 311 funds (as of March 31, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., and iShares U.S. ETF Trust (since 2012).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Cecilia H. Herbert (66)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

TRUSTEE AND OFFICER INFORMATION	61

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	63

Notes:

64	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES:	65

Notes:

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-32-0315

MARCH 31, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares Global 100 ETF | IOO | NYSE Arca
➢	iShares Global Clean Energy ETF | ICLN | NASDAQ
➢	iShares Global Infrastructure ETF | IGF | NYSE Arca
➢	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL MARKET OVERVIEW

Global stocks achieved modest gains for the 12-month period ended March 31, 2015 (the “reporting period”). The MSCI ACWI, a broad market index covering developed and emerging markets, produced an annual total return of approximately 5.4% for the reporting period. Global stock market performance was punctuated by alternating periods of volatility, with sell-offs spurred by geopolitical, monetary policy, and commodity price concerns, followed by buying on signs of optimism for improving economic growth in certain regions of the world.

Ongoing growth in the U.S. economy, coupled with a strong U.S. dollar and lower energy prices, helped support strong equity market performance in the United States, where the broader stock market, as measured by the S&P 500®, advanced nearly 13% during the reporting period. Yet even as major U.S. stock indices reached record highs during the reporting period, investors were also prone to bouts of worry. Concerns about the end of quantitative easing by the U.S. Federal Reserve Bank (the “Fed”) and investors’ anticipation of higher short-term interest rates weighed on U.S. equities during the early fall of 2014. However, relatively solid economic growth reignited investor enthusiasm for U.S. stocks, only to see the market sputter again on worries about the pace of future interest rate hikes by the Fed. Despite this volatility in the domestic market, U.S. stocks outperformed those of all other major regions of the world during the reporting period, fueling the MSCI ACWI’s modest return.

European stocks lost ground during the reporting period, with their single-digit losses reflecting investors’ concerns about the prospects for economic growth across the region. Among the worst performers were equities in Southern Europe, including Portugal, Italy, and Spain. As in the U.S. equity market, geopolitics also contributed to an unsettling environment for European markets, with military crises in Ukraine and the Middle East, along with worries about the spread of the Ebola virus, putting downward pressure on European equity markets. During the first calendar quarter of 2015, the European Central Bank announced that it would begin a quantitative easing program to counter the threat of a deflationary spiral within the troubled eurozone. While this announcement lit a short-lived spark in the European equity markets, stocks in Europe could not manage to maintain a positive return for the full 12 months.

Meanwhile, in the Asia/Pacific region, stocks returned approximately 6% for the reporting period. Solid equity performance in Japan and Hong Kong was offset by lagging results in the commodities-laden markets of Australia and New Zealand. In Japan, stocks seemed to benefit from investor optimism that the economic reforms instituted under Prime Minister Shinzo Abe may slowly be taking effect and helping to turn around that country’s decades-long deflationary environment.

Emerging market stocks ended the reporting period in modestly negative territory, returning approximately -2%. Strong absolute returns in China, the Philippines and India were more than offset by sharply negative results from equity markets in Greece, Russia, and Brazil, among others. The large dip in oil prices during the reporting period, which signaled a significant global imbalance of supply and demand, was particularly painful for Russian and Brazilian stocks.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® GLOBAL 100 ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.39%	2.17%	2.27%	2.39%	2.17%	2.27%
5 Years	7.87%	7.87%	7.76%	46.08%	46.08%	45.32%
10 Years	5.09%	5.09%	4.99%	64.30%	64.25%	62.72%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.10	$1.99	$1,000.00	$1,022.90	$2.02	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL 100 ETF

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 2.39%, net of fees, while the total return for the Index was 2.27%.

As represented by the Index, global stocks posted a small gain for the reporting period. Global stock market performance was punctuated by periods of volatility — sell-offs spurred by geopolitical, monetary policy and commodity price concerns alternating with buying on signs of optimism for improving economic growth in various regions of the world.

U.S. stocks, which composed approximately 55% of the Index, were the strongest performers for the reporting period. Despite greater market volatility over the last half of the reporting period, U.S. stocks benefited from lower interest rates, improving economic conditions and a benign inflationary environment. Asian markets also produced positive returns, led by the strong performance of the Japanese equity market. Japanese stocks enjoyed solid gains, as investors exhibited growing confidence in the government’s efforts to turn around Japan’s slow-moving economy.

The weakest-performing stocks in the Index were found in Europe, where returns landed in negative territory. For most of the reporting period, European stocks continued to struggle amid ongoing concerns about the region’s weak economic prospects. However, late in the reporting period, equity markets in Europe began to rebound as the European Central Bank initiated a quantitative easing program to stimulate economic activity. Among the countries represented in the Index, the most significant decliners included France and Spain, while Germany and the Netherlands held up best.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Information Technology	21.27%
Financials	15.58
Health Care	15.14
Consumer Staples	13.93
Energy	10.32
Consumer Discretionary	8.76
Industrials	7.63
Materials	3.66
Telecommunication Services	2.46
Utilities	1.25

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	56.29%
United Kingdom	11.54
Switzerland	7.17
Germany	6.82
France	6.24
Japan	4.82
Spain	2.53
Netherlands	1.71
South Korea	1.57
Australia	0.92

TOTAL	99.61%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CLEAN ENERGY ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.13%	9.31%	7.38%	9.13%	9.31%	7.38%
5 Years	(6.30)%	(6.11)%	(7.68)%	(27.77)%	(27.04)%	(32.93)%
Since Inception	(17.63)%	(17.59)%	(18.82)%	(73.10)%	(73.00)%	(75.60)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,116.20	$2.48	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 9.13%, net of fees, while the total return for the Index was 7.38%.

Volatility characterized the performance of global clean energy stocks during the reporting period. As represented by the Index, global clean energy stocks opened the reporting period on an upswing, then retreated as crude oil prices fell in the second half of 2014. In the final months of the reporting period, the Index rose as alternative energy stocks were aided by U.S. President Obama’s clean power initiative and China’s effort to boost clean energy and cap carbon emissions.

In Germany, where renewable resources account for approximately 25% of power generation, the government announced a plan to boost clean energy’s share to 40% by 2025. Renewable power’s share of electricity generation in the U.S. rose 11% in 2014, according to the Energy Information Administration.

Overall, global green energy investment rose sharply in 2014, driven by solar power gains in China and Japan and offshore wind investment in Europe. Among industry segments, solar power continued its rapid growth during the reporting period. U.S. solar panel companies and European exporters benefited from rising demand after the U.S. placed tariffs on solar panels from China. Solar power got a boost late in the reporting period from a partnership between a leading U.S. consumer electronics company and a solar power producer, resulting in the largest commercial power agreement ever in the clean energy industry.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Semiconductor Equipment	25.68%
Renewable Electricity	15.57
Heavy Electrical Equipment	15.15
Semiconductors	13.56
Environmental & Facilities Services	10.14
Electric Utilities	9.81
Independent Power Producers & Energy Traders	4.59
Electrical Components & Equipment	3.96
Construction & Engineering	1.19
Coal & Consumable Fuels	0.35

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

China	43.73%
United States	18.82
Denmark	5.51
Spain	5.49
Brazil	4.59
Japan	4.59
Italy	3.43
New Zealand	3.06
Portugal	2.68
Germany	2.47

TOTAL	94.37%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® GLOBAL INFRASTRUCTURE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.99%	3.48%	3.93%	3.99%	3.48%	3.93%
5 Years	8.20%	8.11%	8.06%	48.31%	47.72%	47.32%
Since Inception	1.12%	1.10%	0.93%	8.46%	8.33%	7.03%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.90	$2.34	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 3.99%, net of fees, while the total return for the Index was 3.93%.

As represented by the Index, global infrastructure-related stocks generated modest gains for the reporting period and lagged the performance of broader global equity indices.

Global infrastructure stocks faced mixed economic environments during the reporting period. In the U.S., economic conditions improved, as evidenced by the improving job market and rising levels of industrial output. Elsewhere, however, many regions experienced tepid economic conditions, tempering demand for infrastructure-related projects. In particular, Japan and several European countries struggled with economic slowdowns during the reporting period. In the U.S. and other developed markets, aging and outdated infrastructure continued to be in need of renovation or replacement.

A notable attribute of infrastructure stocks in general is their relatively high dividend yields. That characteristic benefited infrastructure stocks during the reporting period, as their dividend yields were attractive to investors searching for yield in an environment of low global interest rates.

Within the sector, transportation-related stocks performed well. A substantial decline in oil prices, which fell to a six-year low in March 2015, provided a tailwind to many stocks in the transportation industry. Sustained lower oil prices benefit transportation infrastructure companies by lowering fuel costs, thereby increasing traffic volumes. Utilities stocks performed in line with the overall market during the reporting period. Energy stocks generally declined as slowing demand for energy led to a sharp drop in oil prices over the last half of the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Electric Utilities	21.94%
Oil & Gas Storage & Transportation	20.24
Highways & Railtracks	17.98
Multi-Utilities	15.99
Airport Services	13.52
Marine Ports & Services	8.62
Independent Power Producers & Energy Traders	0.82
Water Utilities	0.45
Gas Utilities	0.23
Renewable Electricity	0.21

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United States	36.30%
Canada	7.97
Australia	7.83
Italy	7.17
France	6.85
United Kingdom	6.50
China	5.64
Spain	5.10
Japan	4.25
Germany	2.78

TOTAL	90.39%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TIMBER & FORESTRY ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.60%	7.42%	7.49%	7.60%	7.42%	7.49%
5 Years	7.93%	7.81%	7.43%	46.43%	45.67%	43.10%
Since Inception	3.81%	3.79%	3.22%	28.81%	28.64%	23.91%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,111.00	$2.47	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 7.60%, net of fees, while the total return for the Index was 7.49%.

As represented by the Index, global timber and forestry stocks advanced for the reporting period and outpaced the performance of the broad global equity indices. In the U.S., which comprised approximately half of the Index, economic conditions improved, as evidenced by the improving job market and rising levels of industrial output. Elsewhere, however, many regions experienced tepid economic conditions, tempering demand for timber and forest products, which are used in construction. Notably, slowing economic activity in China significantly dampened demand and prices for lumber during the reporting period.

Paper and forest products stocks, which together comprised nearly half of the Index during the reporting period, dealt with uneven growth in housing and construction markets globally. U.S. housing markets improved during the course of the reporting period, although harsh winter conditions in the U.S. led to a sharp pullback in housing starts late in the reporting period. The improvement in U.S. home construction, as well as increased levels of residential repair and remodeling construction, pushed up domestic demand for lumber. The U.K. and a number of European countries also experienced improvement in their housing markets. In contrast, China and other Asian countries faced oversupply of housing, while a new consumption tax in Japan curbed investments in new housing, leading to decreased demand for both domestic and imported lumber. Real estate investment trusts (“REITs”) that own commercial forest land performed well for the reporting period. The low interest-rate environment kept financing costs down and made the relatively high dividend yields of REITs more attractive.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Paper Products	35.40%
Specialized REITs	28.41
Paper Packaging	20.03
Forest Products	13.92
Homebuilding	2.24

TOTAL	100.00%

COUNTRY ALLOCATION

As of 3/31/15

Country	Percentage of Total Investments*

United States	51.47%
Canada	12.13
Japan	8.25
Brazil	8.01
Finland	7.90
Ireland	4.00
United Kingdom	3.85
South Africa	2.29
Sweden	2.10

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL 100 ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.48%

AUSTRALIA — 0.92%
BHP Billiton Ltd.	581,991	$13,796,313
Westfield Corp.	343,584	2,506,694

		16,303,007
FRANCE — 6.21%
AXA SA	348,639	8,782,447
Carrefour SA	122,232	4,081,406
Cie. de Saint-Gobain	90,285	3,965,427
GDF Suez	275,022	5,436,350
L’Oreal SA	46,763	8,605,787
LVMH Moet Hennessy Louis Vuitton SE	49,541	8,733,932
Orange SA	418,089	6,719,695
Sanofi	218,999	21,622,382
Schneider Electric SE	105,564	8,202,732
Societe Generale SA	147,697	7,133,435
Total SA	431,516	21,446,058
Vivendi SA	233,815	5,807,086

		110,536,737
GERMANY — 6.78%
Allianz SE Registered	82,877	14,406,247
BASF SE	166,680	16,567,770
Bayer AG Registered	150,012	22,547,741
Daimler AG Registered	181,496	17,490,768
Deutsche Bank AG Registered	252,335	8,769,809
Deutsche Telekom AG Registered	557,003	10,199,669
E.ON SE	362,529	5,406,208
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	28,243	6,089,344
RWE AG	87,044	2,223,079
Siemens AG Registered	143,993	15,573,097
Volkswagen AG	5,558	1,432,928

		120,706,660
JAPAN — 4.79%
Bridgestone Corp.	120,500	4,839,091
Canon Inc.	199,850	7,079,115
Honda Motor Co. Ltd.	324,100	10,547,945
Nissan Motor Co. Ltd.	509,300	5,198,109
Panasonic Corp.	416,700	5,479,557
Seven & I Holdings Co. Ltd.	142,920	6,021,887
Sony Corp.[a]	231,500	6,157,890
Toshiba Corp.	777,300	3,267,998

Security	Shares	Value
Toyota Motor Corp.	524,700	$36,677,591

		85,269,183
NETHERLANDS — 1.70%
Aegon NV	262,984	2,075,686
ING Groep NV CVA[a]	702,371	10,293,054
Koninklijke Philips NV	169,478	4,809,860
Unilever NV CVA	311,136	13,003,835

		30,182,435
SOUTH KOREA — 1.57%
Samsung Electronics Co. Ltd. GDR	43,271	27,866,524

		27,866,524
SPAIN — 2.50%
Banco Bilbao Vizcaya Argentaria SA	1,126,406	11,381,419
Banco Santander SA	2,516,405	18,964,271
Repsol SA	183,953	3,424,797
Telefonica SA	750,523	10,688,375

		44,458,862
SWEDEN — 0.39%
Telefonaktiebolaget LM Ericsson Class B	549,581	6,907,959

		6,907,959
SWITZERLAND — 7.13%
ABB Ltd. Registered	387,082	8,221,458
Credit Suisse Group AG Registered	259,743	7,001,001
Nestle SA Registered	587,084	44,365,248
Novartis AG Registered	493,095	48,811,988
Swiss Re AG	63,431	6,145,225
UBS Group AG	657,460	12,400,563

		126,945,483
UNITED KINGDOM — 11.49%
Anglo American PLC	252,335	3,790,867
AstraZeneca PLC	226,870	15,581,532
Aviva PLC	525,968	4,216,320
Barclays PLC	2,773,833	9,989,681
BP PLC	3,389,160	21,971,301
Diageo PLC	455,129	12,563,516
GlaxoSmithKline PLC	883,867	20,285,089
HSBC Holdings PLC	3,474,815	29,609,024
National Grid PLC	700,982	8,998,142
Prudential PLC	462,086	11,469,371
Rio Tinto PLC	225,018	9,259,574

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® GLOBAL 100 ETF

March 31, 2015

Security	Shares	Value
Royal Dutch Shell PLC Class A	707,464	$21,088,640
Royal Dutch Shell PLC Class B	443,099	13,806,822
Standard Chartered PLC	369,663	6,000,746
Vodafone Group PLC	4,808,255	15,735,412

		204,366,037
UNITED STATES — 56.00%
3M Co.	116,213	19,169,334
Apple Inc.	1,060,270	131,929,396
Bristol-Myers Squibb Co.	300,487	19,381,412
Caterpillar Inc.	109,731	8,781,772
Chevron Corp.	342,620	35,968,248
Citigroup Inc.	549,581	28,314,413
Coca-Cola Co. (The)	715,798	29,025,609
Colgate-Palmolive Co.	155,568	10,787,085
Dow Chemical Co. (The)	200,034	9,597,631
EI du Pont de Nemours & Co.	163,912	11,714,791
EMC Corp./MA	367,159	9,384,584
Exxon Mobil Corp.	765,339	65,053,815
Ford Motor Co.	713,020	11,508,143
General Electric Co.	1,822,368	45,212,950
Goldman Sachs Group Inc. (The)	73,158	13,751,509
Google Inc. Class Aa	51,397	28,509,916
Google Inc. Class Ca	52,782	28,924,536
Hewlett-Packard Co.	333,823	10,401,925
Intel Corp.	864,884	27,044,923
International Business Machines Corp.	167,143	26,826,451
Johnson & Johnson	507,911	51,095,847
JPMorgan Chase & Co.	677,369	41,035,014
Kimberly-Clark Corp.	67,600	7,240,636
Marsh & McLennan Companies Inc.	98,156	5,505,570
McDonald’s Corp.	176,403	17,188,708
Merck & Co. Inc.	517,171	29,726,989
Microsoft Corp.	1,494,564	60,761,499
Morgan Stanley	275,497	9,832,488
NIKE Inc. Class B	125,936	12,635,159
PepsiCo Inc.	271,318	25,943,427
Pfizer Inc.	1,120,923	38,996,911
Philip Morris International Inc.	281,967	21,240,574
Procter & Gamble Co. (The)	490,317	40,176,575
Texas Instruments Inc.	190,770	10,909,182
Twenty-First Century Fox Inc. Class A	336,138	11,374,910

Security	Shares	Value
United Technologies Corp.	153,253	$17,961,252
Wal-Mart Stores Inc.	286,597	23,572,603

		996,485,787

TOTAL COMMON STOCKS
(Cost: $1,588,444,643)		1,770,028,674

RIGHTS — 0.02%

SPAIN — 0.02%
Banco Bilbao Vizcaya Argentaria SAa	1,126,406	162,108
Telefonica SAa	750,523	120,909

		283,017

TOTAL RIGHTS
(Cost: $158,587)		283,017

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	1,650,807	1,650,807

		1,650,807

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,650,807)		1,650,807

TOTAL INVESTMENTS IN SECURITIES — 99.59%
(Cost: $1,590,254,037)		1,771,962,498
Other Assets, Less Liabilities — 0.41%		7,382,163

NET ASSETS — 100.00%		$1,779,344,661

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL CLEAN ENERGY ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 94.72%

AUSTRIA — 2.14%
Verbund AGa	103,088	$1,724,963

		1,724,963
CANADA — 2.44%
Canadian Solar Inc.[a,b]	58,956	1,968,541

		1,968,541
CHINA — 43.42%
China Everbright International Ltd.[a]	2,652,000	4,439,925
China Longyuan Power Group Corp. Ltd.	3,536,000	3,844,742
China Singyes Solar Technologies Holdings Ltd.[a]	697,000	952,941
Dongfang Electric Corp. Ltd. Class H	530,400	1,023,440
GCL-Poly Energy Holdings Ltd.[a,b]	9,656,000	2,553,163
Hanergy Thin Film Power Group Ltd.[a]	17,408,000	15,672,263
Huaneng Renewables Corp. Ltd. Class H	5,440,000	1,971,663
Shunfeng International Clean Energy Ltd.[a,b]	1,360,000	1,024,423
Trina Solar Ltd. ADR[b]	136,408	1,649,173
Xinyi Solar Holdings Ltd.[a]	4,896,000	1,521,899
Yingli Green Energy Holding Co. Ltd. ADR[a,b]	201,076	371,991

		35,025,623
DENMARK — 5.47%
Vestas Wind Systems A/S	106,624	4,413,032

		4,413,032
GERMANY — 2.45%
Nordex SEb	97,104	1,975,246

		1,975,246
ITALY — 3.41%
Enel Green Power SpA	1,472,676	2,750,495

		2,750,495
JAPAN — 4.55%
Electric Power Development Co. Ltd.	108,800	3,674,296

		3,674,296
NEW ZEALAND — 3.04%
Mighty River Power Ltd.	1,053,660	2,449,433

		2,449,433

Security	Shares	Value
NORWAY — 1.01%
REC Silicon ASA[a,b]	2,809,216	$819,156

		819,156
PORTUGAL — 2.66%
EDP Renovaveis SA	312,664	2,149,126

		2,149,126
SPAIN — 5.45%
Gamesa Corp. Tecnologica SAb	347,684	4,393,198

		4,393,198
UNITED STATES — 18.68%
Capstone Turbine Corp.[a,b]	511,904	332,738
Covanta Holding Corp.	164,016	3,678,879
First Solar Inc.[b]	56,168	3,358,285
Pattern Energy Group Inc.	62,016	1,756,293
Solarcity Corp.[a,b]	61,812	3,169,719
Solazyme Inc.[a,b]	99,076	283,357
SunPower Corp.[a,b]	79,628	2,493,153

		15,072,424

TOTAL COMMON STOCKS
(Cost: $58,976,387)		76,415,533

PREFERRED STOCKS — 4.56%
BRAZIL — 4.56%
Cia. Energetica de Minas Gerais ADR	494,020	2,020,542
Cia. Paranaense de Energia Class B ADR	158,304	1,659,026

		3,679,568

TOTAL PREFERRED STOCKS
(Cost: $5,676,992)		3,679,568

SHORT-TERM INVESTMENTS — 37.31%

MONEY MARKET FUNDS — 37.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	28,392,220	28,392,220
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	1,640,230	1,640,230

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

March 31, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	62,904	$62,904

		30,095,354

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,095,354)		30,095,354

TOTAL INVESTMENTS IN SECURITIES — 136.59%
(Cost: $94,748,733)		110,190,455
Other Assets, Less Liabilities — (36.59)%		(29,520,445)

NET ASSETS — 100.00%		$80,670,010

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.60%

AUSTRALIA — 7.81%
Macquarie Atlas Roads Group	1,975,406	$4,904,613
Qube Holdings Ltd.	3,600,091	8,168,361
Sydney Airport	5,645,817	22,341,975
Transurban Group	8,297,760	60,411,381

		95,826,330
AUSTRIA — 0.39%
Flughafen Wien AG	54,791	4,763,544

		4,763,544
BRAZIL — 0.87%
CPFL Energia SA ADR	210,081	2,672,230
Ultrapar Participacoes SA ADR	394,378	7,966,436

		10,638,666
CANADA — 7.95%
AltaGas Ltd.	121,595	4,057,327
Enbridge Inc.	772,641	37,244,164
Inter Pipeline Ltd.	303,841	7,830,533
Pembina Pipeline Corp.	308,236	9,739,917
TransCanada Corp.	643,135	27,502,717
Veresen Inc.	260,477	3,430,522
Westshore Terminals Investment Corp.	317,026	7,817,388

		97,622,568
CHILE — 0.69%
Empresa Nacional de Electricidad SA/Chile ADR	82,626	3,722,301
Enersis SA ADR	289,777	4,711,774

		8,434,075
CHINA — 5.63%
Beijing Enterprises Water Group Ltd.[a]	3,516,000	2,394,474
China Gas Holdings Ltd.	1,758,000	2,879,718
China Longyuan Power Group Corp. Ltd.	2,344,000	2,548,664
China Merchants Holdings International Co. Ltd.	9,376,000	36,703,181
China Resources and Transportation Group Ltd.[a,b]	71,500,000	1,327,993
China Resources Power Holdings Co. Ltd.	1,255,600	3,151,531
COSCO Pacific Ltd.	8,790,000	11,518,873
Guangdong Investment Ltd.	2,344,000	3,071,700

Security	Shares	Value
Hopewell Highway Infrastructure Ltd.	4,981,000	$2,370,666
Huaneng Power International Inc. Class H ADR[b]	65,046	3,127,412

		69,094,212
FRANCE — 6.84%
Aeroports de Paris	169,940	20,313,975
GDF Suez	1,147,681	22,686,169
Groupe Eurotunnel SE Registered	2,856,164	40,920,705

		83,920,849
GERMANY — 2.77%
E.ON SE	1,510,122	22,519,672
Fraport AG Frankfurt Airport Services Worldwide	192,501	11,509,550

		34,029,222
ITALY — 7.15%
Ansaldo STS SpA	623,504	6,314,734
Atlantia SpA	2,102,275	55,204,252
Enel SpA	4,896,323	22,149,431
Societa Iniziative Autostradali e Servizi SpA	354,823	4,123,283

		87,791,700
JAPAN — 4.25%
Japan Airport Terminal Co. Ltd.	363,700	22,078,266
Kamigumi Co. Ltd.	1,172,000	11,092,099
Mitsubishi Logistics Corp.	899,000	14,055,660
Sumitomo Warehouse Co. Ltd. (The)	879,000	4,874,171

		52,100,196
MEXICO — 2.10%
Grupo Aeroportuario del Pacifico SAB de CV ADR	177,851	11,656,355
Grupo Aeroportuario del Sureste SAB de CV Series B ADR[a]	105,187	14,139,236

		25,795,591
NETHERLANDS — 0.27%
Koninklijke Vopak NV	60,358	3,331,978

		3,331,978
NEW ZEALAND — 1.30%
Auckland International Airport Ltd.	4,731,657	15,967,215

		15,967,215

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2015

Security	Shares	Value
SINGAPORE — 2.51%
Hutchison Port Holdings Trust[b]	28,098,700	$19,528,597
SATS Ltd.[b]	3,340,200	7,500,048
SIA Engineering Co. Ltd.[b]	1,289,200	3,768,821

		30,797,466
SPAIN — 5.09%
Abertis Infraestructuras SA	2,012,324	36,384,396
Iberdrola SA	4,043,693	26,066,235

		62,450,631
SWITZERLAND — 1.28%
Flughafen Zuerich AG Registered	19,924	15,712,740

		15,712,740
UNITED KINGDOM — 6.48%
BBA Aviation PLC	2,266,648	11,326,056
Centrica PLC	3,844,746	14,440,050
National Grid PLC	2,903,044	37,264,868
SSE PLC	743,048	16,523,772

		79,554,746
UNITED STATES — 36.22%
American Electric Power Co. Inc.	368,887	20,749,894
Cheniere Energy Inc.[a]	199,826	15,466,532
Consolidated Edison Inc.	220,922	13,476,242
Dominion Resources Inc./VA	443,309	31,417,309
Duke Energy Corp.	533,846	40,988,696
Edison International	244,948	15,301,901
Exelon Corp.	648,702	21,802,874
Kinder Morgan Inc./DE	1,470,274	61,839,724
NextEra Energy Inc.	334,313	34,785,268
ONEOK Inc.	189,278	9,130,771
PG&E Corp.	358,339	19,017,051
PPL Corp.	503,960	16,963,294
Public Service Enterprise Group Inc.	380,900	15,967,328
SemGroup Corp. Class A	39,262	3,193,571
Sempra Energy	174,335	19,006,002
Southern Co. (The)	686,499	30,398,176
Spectra Energy Corp.	609,733	22,054,043
Targa Resources Corp.	43,657	4,181,904
Wesco Aircraft Holdings Inc.[a]	293,586	4,497,737
Williams Companies Inc. (The)	610,612	30,890,861
Xcel Energy Inc.	382,951	13,330,524

		444,459,702

TOTAL COMMON STOCKS
(Cost: $1,114,956,425)		1,222,291,431

Security	Shares	Value
PREFERRED STOCKS — 0.18%

BRAZIL — 0.18%
Cia. Energetica de Minas Gerais ADR	544,687	$2,227,770

		2,227,770

TOTAL PREFERRED STOCKS
(Cost: $3,814,071)		2,227,770

SHORT-TERM INVESTMENTS — 1.29%

MONEY MARKET FUNDS — 1.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	14,280,371	14,280,371
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	824,983	824,983
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	754,570	754,570

		15,859,924

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,859,924)		15,859,924

TOTAL INVESTMENTS IN SECURITIES — 101.07%
(Cost: $1,134,630,420)		1,240,379,125
Other Assets, Less Liabilities — (1.07)%		(13,084,141)

NET ASSETS — 100.00%		$1,227,294,984

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL TIMBER & FORESTRY ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.63%

BRAZIL — 7.98%
Fibria Celulose SA ADR[a]	787,917	$11,133,268
Klabin SA Units	2,136,040	12,163,552

		23,296,820
CANADA — 12.08%
Canfor Corp.[a,b]	548,507	10,978,802
West Fraser Timber Co. Ltd.	474,993	24,302,839

		35,281,641
FINLAND — 7.87%
Stora Enso OYJ Class R	1,129,143	11,629,785
UPM-Kymmene OYJ	582,950	11,344,716

		22,974,501
IRELAND — 3.99%
Smurfit Kappa Group PLC	414,651	11,641,058

		11,641,058
JAPAN — 8.22%
Nippon Paper Industries Co. Ltd.	409,400	6,165,323
Oji Holdings Corp.	2,759,000	11,318,975
Sumitomo Forestry Co. Ltd.	596,300	6,528,596

		24,012,894
SOUTH AFRICA — 2.28%
Sappi Ltd.[a]	1,648,725	6,658,175

		6,658,175
SWEDEN — 2.09%
Holmen AB Class B	180,937	6,105,329

		6,105,329
UNITED KINGDOM — 3.84%
Mondi PLC	582,149	11,217,327

		11,217,327
UNITED STATES — 51.28%
CatchMark Timber Trust Inc. Class Ab	206,302	2,417,859
Deltic Timber Corp.	78,676	5,212,285
International Paper Co.	211,464	11,734,137
KapStone Paper and Packaging Corp.	300,553	9,870,161
MeadWestvaco Corp.	228,730	11,406,765
Packaging Corp. of America	144,714	11,315,188
Plum Creek Timber Co. Inc.[b]	534,890	23,240,971
Potlatch Corp.	288,449	11,549,498
Rayonier Inc.	851,641	22,960,241
Resolute Forest Products Inc.[a,b]	335,975	5,795,569

Security	Shares	Value
Sonoco Products Co.	258,189	$11,737,272
Weyerhaeuser Co.[b]	678,536	22,493,468

		149,733,414

TOTAL COMMON STOCKS
(Cost: $243,174,920)		290,921,159

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	608,310	608,310
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	35,142	35,142
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	542,027	542,027

		1,185,479

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,185,479)		1,185,479

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $244,360,399)		292,106,638
Other Assets, Less Liabilities — (0.04)%		(114,677)

NET ASSETS — 100.00%		$291,991,961

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2015

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,588,603,230	$64,653,379	$1,118,770,496
Affiliated (Note 2)	1,650,807	30,095,354	15,859,924

Total cost of investments	$1,590,254,037	$94,748,733	$1,134,630,420

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,770,311,691	$80,095,101	$1,224,519,201
Affiliated (Note 2)	1,650,807	30,095,354	15,859,924

Total fair value of investments	1,771,962,498	110,190,455	1,240,379,125
Foreign currency, at value[b]	2,207,565	65,288	1,986,587
Cash	359,410	—	—
Receivables:
Investment securities sold	—	—	65,662,712
Due from custodian (Note 4)	—	—	267,042
Dividends and interest	5,425,484	477,192	1,680,643
Capital shares sold	—	—	164,639

Total Assets	1,779,954,957	110,732,935	1,310,140,748

LIABILITIES
Payables:
Investment securities purchased	—	—	67,190,050
Collateral for securities on loan (Note 1)	—	30,032,450	15,105,354
Capital shares redeemed	—	—	80,054
Investment advisory fees (Note 2)	610,296	30,475	470,306

Total Liabilities	610,296	30,062,925	82,845,764

NET ASSETS	$1,779,344,661	$80,670,010	$1,227,294,984

Net assets consist of:
Paid-in capital	$1,763,416,972	$122,961,711	$1,187,844,519
Undistributed net investment income	12,936,329	625,780	3,518,355
Accumulated net realized loss	(178,595,978)	(58,353,571)	(69,765,146)
Net unrealized appreciation	181,587,338	15,436,090	105,697,256

NET ASSETS	$1,779,344,661	$80,670,010	$1,227,294,984

Shares outstanding[c]	23,150,000	6,800,000	29,300,000

Net asset value per share	$76.86	$11.86	$41.89

[a]	Securities on loan with values of $ —, $28,189,484 and $13,444,529, respectively. See Note 1.
[b]	Cost of foreign currency: $2,223,949, $65,498 and $1,995,775, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

iShares Global Timber & Forestry ETF

ASSETS
Investments, at cost:
Unaffiliated	$243,174,920
Affiliated (Note 2)	1,185,479

Total cost of investments	$244,360,399

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$290,921,159
Affiliated (Note 2)	1,185,479

Total fair value of investments	292,106,638
Foreign currency, at value[b]	72,437
Receivables:
Investment securities sold	11,826,332
Dividends and interest	447,268

Total Assets	304,452,675

LIABILITIES
Payables:
Investment securities purchased	11,697,699
Collateral for securities on loan (Note 1)	643,452
Investment advisory fees (Note 2)	119,563

Total Liabilities	12,460,714

NET ASSETS	$291,991,961

Net assets consist of:
Paid-in capital	$276,528,473
Distributions in excess of net investment income	(58,871)
Accumulated net realized loss	(32,218,190)
Net unrealized appreciation	47,740,549

NET ASSETS	$291,991,961

Shares outstanding[c]	5,340,000

Net asset value per share	$54.68

[a]	Securities on loan with a value of $631,043. See Note 1.
[b]	Cost of foreign currency: $75,489.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2015

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$53,692,071	$1,360,221	$35,297,112
Interest — affiliated (Note 2)	103	4	52
Securities lending income — affiliated — net (Note 2)	14,448	1,136,973	249,502

Total investment income	53,706,622	2,497,198	35,546,666

EXPENSES
Investment advisory fees (Note 2)	6,926,984	300,314	4,760,002

Total expenses	6,926,984	300,314	4,760,002

Net investment income	46,779,638	2,196,884	30,786,664

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(41,112,057)	(3,586,900)	(16,092,472)
In-kind redemptions — unaffiliated	7,560,493	2,150,310	13,354,623
Foreign currency transactions	(546,499)	(13,275)	(288,523)

Net realized loss	(34,098,063)	(1,449,865)	(3,026,372)

Net change in unrealized appreciation/depreciation on:
Investments	26,070,488	5,861,653	4,160,770
Translation of assets and liabilities in foreign currencies	(168,502)	(5,610)	(67,273)

Net change in unrealized appreciation/depreciation	25,901,986	5,856,043	4,093,497

Net realized and unrealized gain (loss)	(8,196,077)	4,406,178	1,067,125

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,583,561	$6,603,062	$31,853,789

[a]	Net of foreign withholding tax of $2,542,621, $74,288 and $2,189,726, respectively.

See notes to financial statements.

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

iShares Global Timber & Forestry ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,421,759
Interest — affiliated (Note 2)	12
Securities lending income — affiliated — net (Note 2)	167,900

Total investment income	4,589,671

EXPENSES
Investment advisory fees (Note 2)	1,410,371

Total expenses	1,410,371

Net investment income	3,179,300

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,307,341
In-kind redemptions — unaffiliated	20,679,592
Foreign currency transactions	(90,585)

Net realized gain	22,896,348

Net change in unrealized appreciation/depreciation on:
Investments	(6,373,272)
Translation of assets and liabilities in foreign currencies	(3,331)

Net change in unrealized appreciation/depreciation	(6,376,603)

Net realized and unrealized gain	16,519,745

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,699,045

[a]	Net of foreign withholding tax of $283,819.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,779,638	$52,305,350	$2,196,884	$604,074
Net realized loss	(34,098,063)	(17,716,878)	(1,449,865)	(997,412)
Net change in unrealized appreciation/depreciation	25,901,986	190,098,839	5,856,043	16,567,090

Net increase in net assets resulting from operations	38,583,561	224,687,311	6,603,062	16,173,752

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(58,605,489)	(35,106,933)	(1,557,829)	(723,929)
Return of capital	—	—	—	(217,106)

Total distributions to shareholders	(58,605,489)	(35,106,933)	(1,557,829)	(941,035)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	211,296,177	244,327,128	26,005,246	12,377,873
Cost of shares redeemed	(23,365,062)	—	(6,180,329)	—

Net increase in net assets from capital share transactions	187,931,115	244,327,128	19,824,917	12,377,873

INCREASE IN NET ASSETS	167,909,187	433,907,506	24,870,150	27,610,590

NET ASSETS
Beginning of year	1,611,435,474	1,177,527,968	55,799,860	28,189,270

End of year	$1,779,344,661	$1,611,435,474	$80,670,010	$55,799,860

Undistributed net investment income included in net assets at end of year	$12,936,329	$25,244,455	$625,780	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,700,000	3,350,000	2,400,000	1,200,000
Shares redeemed	(300,000)	—	(600,000)	—

Net increase in shares outstanding	2,400,000	3,350,000	1,800,000	1,200,000

See notes to financial statements.

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,786,664	$22,256,963	$3,179,300	$5,057,149
Net realized gain (loss)	(3,026,372)	(5,762,532)	22,896,348	(1,781,281)
Net change in unrealized appreciation/depreciation	4,093,497	78,570,310	(6,376,603)	16,420,584

Net increase in net assets resulting from operations	31,853,789	95,064,741	19,699,045	19,696,452

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,172,124)	(19,458,672)	(5,219,242)	(5,270,348)

Total distributions to shareholders	(30,172,124)	(19,458,672)	(5,219,242)	(5,270,348)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	474,964,602	347,848,839	20,338,131	44,017,195
Cost of shares redeemed	(41,536,403)	(43,802,746)	(70,109,399)	(26,586,033)

Net increase (decrease) in net assets from capital share transactions	433,428,199	304,046,093	(49,771,268)	17,431,162

INCREASE (DECREASE) IN NET ASSETS	435,109,864	379,652,162	(35,291,465)	31,857,266

NET ASSETS
Beginning of year	792,185,120	412,532,958	327,283,426	295,426,160

End of year	$1,227,294,984	$792,185,120	$291,991,961	$327,283,426

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$3,518,355	$3,339,232	$(58,871)	$—

SHARES ISSUED AND REDEEMED
Shares sold	11,200,000	9,100,000	360,000	900,000
Shares redeemed	(1,000,000)	(1,100,000)	(1,350,000)	(510,000)

Net increase (decrease) in shares outstanding	10,200,000	8,000,000	(990,000)	390,000

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$77.66	$67.67	$63.57	$65.10	$60.68

Income from investment operations:
Net investment income[a]	2.10	2.72 [b]	1.84	1.85	1.47
Net realized and unrealized gain (loss)[c]	(0.22)	9.10	4.05	(1.59)	4.32

Total from investment operations	1.88	11.82	5.89	0.26	5.79

Less distributions from:
Net investment income	(2.68)	(1.83)	(1.79)	(1.79)	(1.37)

Total distributions	(2.68)	(1.83)	(1.79)	(1.79)	(1.37)

Net asset value, end of year	$76.86	$77.66	$67.67	$63.57	$65.10

Total return	2.39%	17.77%	9.64%	0.57%	9.87%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,779,345	$1,611,435	$1,177,528	$1,067,999	$1,110,015
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	2.70%	3.74%[b]	2.95%	3.03%	2.47%
Portfolio turnover rate[d]	12%	5%	5%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.76 per share and 1.05% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$11.16	$7.42	$9.10	$18.73	$18.98

Income from investment operations:
Net investment income[a]	0.37	0.14	0.26	0.45	0.25
Net realized and unrealized gain (loss)[b]	0.60	3.82	(1.66)	(9.68)	(0.20)

Total from investment operations	0.97	3.96	(1.40)	(9.23)	0.05

Less distributions from:
Net investment income	(0.27)	(0.17)	(0.28)	(0.40)	(0.28)
Return of capital	—	(0.05)	—	—	(0.02)

Total distributions	(0.27)	(0.22)	(0.28)	(0.40)	(0.30)

Net asset value, end of year	$11.86	$11.16	$7.42	$9.10	$18.73

Total return	9.13%	54.02%[c]	(15.79)%[d]	(49.53)%	0.55%

Ratios/Supplemental data:
Net assets, end of year (000s)	$80,670	$55,800	$28,189	$34,598	$74,921
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.45%	1.44%	3.61%	3.66%	1.47%
Portfolio turnover rate[e]	32%	27%	44%	58%	39%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]

The total return presented was calculated for financial reporting purposes using the beginning net asset value as of March 31, 2013. For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. The Fund’s total return calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013) was 54.85%.

[d]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2013 was -15.33%
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$41.48	$37.17	$35.44	$36.75	$34.18

Income from investment operations:
Net investment income[a]	1.30	1.46	1.37	1.45	1.13
Net realized and unrealized gain (loss)[b]	0.37	4.19	1.82	(1.31)	2.74

Total from investment operations	1.67	5.65	3.19	0.14	3.87

Less distributions from:
Net investment income	(1.26)	(1.34)	(1.46)	(1.45)	(1.30)

Total distributions	(1.26)	(1.34)	(1.46)	(1.45)	(1.30)

Net asset value, end of year	$41.89	$41.48	$37.17	$35.44	$36.75

Total return	3.99%	15.91%	9.36%	0.65%	11.77%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,227,295	$792,185	$412,533	$435,947	$518,216
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.05%	3.84%	3.91%	4.15%	3.32%
Portfolio turnover rate[c]	14%	16%	10%	16%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$51.70	$49.74	$41.22	$50.64	$41.26

Income from investment operations:
Net investment income[a]	0.55	0.79	0.57	0.72	1.66
Net realized and unrealized gain (loss)[b]	3.34	1.99	8.53	(9.24)	8.83

Total from investment operations	3.89	2.78	9.10	(8.52)	10.49

Less distributions from:
Net investment income	(0.91)	(0.82)	(0.58)	(0.90)	(1.11)

Total distributions	(0.91)	(0.82)	(0.58)	(0.90)	(1.11)

Net asset value, end of year	$54.68	$51.70	$49.74	$41.22	$50.64

Total return	7.60%	5.63%[c]	22.75%[c]	(16.72)%	26.04%

Ratios/Supplemental data:
Net assets, end of year (000s)	$291,992	$327,283	$295,426	$163,247	$279,537
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.06%	1.58%	1.35%	1.75%	3.70%
Portfolio turnover rate[d]	12%	29%	15%	21%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 5.78% and 22.57%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2015, March 31, 2014 and March 31, 2013 were 11%, 28% and 15%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of March 31, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

authorities as of March 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of March 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of March 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Clean Energy	$28,189,484	$28,189,484	$—
Global Infrastructure	13,444,529	13,444,529	—
Global Timber & Forestry	631,043	631,043	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Global 100	$4,890
Global Clean Energy	334,437
Global Infrastructure	87,932
Global Timber & Forestry	61,654

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Global 100	$205,569,794	$219,581,017
Global Clean Energy	20,929,243	20,458,048
Global Infrastructure	143,249,409	138,958,550
Global Timber & Forestry	35,430,783	36,884,951

In-kind transactions (see Note 4) for the year ended March 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$209,477,064	$23,180,772
Global Clean Energy	25,830,076	6,151,793
Global Infrastructure	469,114,358	41,165,655
Global Timber & Forestry	19,563,541	66,937,082

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2015, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Global 100	$4,402,198	$(482,275)	$(3,919,923)
Global Clean Energy	1,609,357	(13,275)	(1,596,082)
Global Infrastructure	12,325,820	(435,417)	(11,890,403)
Global Timber & Forestry	18,326,815	1,981,071	(20,307,886)

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2015 and March 31, 2014 was as follows:

iShares ETF	2015	2014
Global 100
Ordinary income	$58,605,489	$35,106,933

Global Clean Energy
Ordinary income	$1,557,829	$723,929
Return of capital	—	217,106

	$1,557,829	$941,035

Global Infrastructure
Ordinary income	$30,172,124	$19,458,672

Global Timber & Forestry
Ordinary income	$5,219,242	$5,270,348

As of March 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Global 100	$12,946,557	$(125,520,656)	$129,891,490	$(1,389,702)	$15,927,689
Global Clean Energy	625,780	(54,726,882)	11,809,401	—	(42,291,701)
Global Infrastructure	3,795,134	(35,526,301)	83,911,640	(12,730,008)	39,450,465
Global Timber & Forestry	—	(28,941,245)	44,463,604	(58,871)	15,463,488

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2015, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global 100	$58,730,392	$36,258,744	$24,526,269	$6,005,251	$125,520,656
Global Clean Energy	40,584,164	2,161,286	1,739,302	10,242,130	54,726,882
Global Infrastructure	12,743,746	1,561,517	18,904,786	2,316,252	35,526,301
Global Timber & Forestry	28,941,245	—	—	—	28,941,245

[a]	Must be utilized prior to loses subject to expiration.

For the year ended March 31, 2015, the iShares Global Timber & Forestry ETF utilized $1,974,541 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,641,949,885	$307,686,754	$(177,674,141)	$130,012,613
Global Clean Energy	98,375,422	22,504,691	(10,689,658)	11,815,033
Global Infrastructure	1,156,417,465	150,468,806	(66,507,146)	83,961,660
Global Timber & Forestry	247,637,344	55,183,782	(10,714,488)	44,469,294

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	41

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Global 100 ETF, iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF (the “Funds”) at March 31, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2015

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2015, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Clean Energy	$1,261,097	$74,288
Global Infrastructure	25,874,164	2,188,930

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2015 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Global 100	51.06%
Global Clean Energy	8.42
Global Infrastructure	34.78
Global Timber & Forestry	27.37

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2015:

iShares ETF	Qualified Dividend Income
Global 100	$55,872,922
Global Clean Energy	1,349,358
Global Infrastructure	34,300,836
Global Timber & Forestry	4,225,740

In February 2016, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2015. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	43

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global 100	$2.680960	$—	$0.003752	$2.684712	100%	—%	0%[a]	100%
Global Clean Energy	0.249595	—	0.024059	0.273654	91	—	9	100
Global Infrastructure	1.156511	—	0.106850	1.263361	92	—	8	100
Global Timber & Forestry	0.849704	—	0.056558	0.906262	94	—	6	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global 100 ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	64	4.86
Between 0.5% and –0.5%	1,196	90.68
Less than –0.5% and Greater than –1.0%	43	3.26
Less than –1.0% and Greater than –1.5%	6	0.45
Less than –1.5%	2	0.15

	1,319	100.00%

iShares Global Clean Energy ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	3	0.23%
Greater than 1.0% and Less than 1.5%	18	1.36
Greater than 0.5% and Less than 1.0%	171	12.96
Between 0.5% and –0.5%	953	72.25
Less than –0.5% and Greater than –1.0%	125	9.48
Less than –1.0% and Greater than –1.5%	38	2.88
Less than –1.5% and Greater than –2.0%	9	0.68
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	45

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Infrastructure ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	150	11.37
Between 0.5% and –0.5%	1,061	80.43
Less than –0.5% and Greater than –1.0%	69	5.23
Less than –1.0% and Greater than –1.5%	22	1.67
Less than –1.5% and Greater than –2.0%	5	0.38
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,319	100.00%

iShares Global Timber & Forestry ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	45	3.41
Between 0.5% and –0.5%	1,220	92.49
Less than –0.5% and Greater than –1.0%	49	3.71
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,319	100.00%

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 311 funds (as of March 31, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	47

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., and iShares U.S. ETF Trust (since 2012).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Cecilia H. Herbert (66)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	49

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-33-0315

MARCH 31, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares Asia 50 ETF | AIA | NYSE Arca
➢	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
➢	iShares Europe ETF | IEV | NYSE Arca
➢	iShares International Developed Property ETF | WPS | NYSE Arca
➢	iShares Japan Large-Cap ETF | ITF | NYSE Arca
➢	iShares Latin America 40 ETF | ILF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL MARKET OVERVIEW

Global stocks achieved modest gains for the 12-month period ended March 31, 2015 (the “reporting period”). The MSCI ACWI, a broad market index covering developed and emerging markets, produced an annual total return of approximately 5.4% for the reporting period. Global stock market performance was punctuated by alternating periods of volatility, with sell-offs spurred by geopolitical, monetary policy, and commodity price concerns, followed by buying on signs of optimism for improving economic growth in certain regions of the world.

Ongoing growth in the U.S. economy, coupled with a strong U.S. dollar and lower energy prices, helped support strong equity market performance in the United States, where the broader stock market, as measured by the S&P 500®, advanced nearly 13% during the reporting period. Yet even as major U.S. stock indices reached record highs during the reporting period, investors were also prone to bouts of worry. Concerns about the end of quantitative easing by the U.S. Federal Reserve Bank (the “Fed”) and investors’ anticipation of higher short-term interest rates weighed on U.S. equities during the early fall of 2014. However, relatively solid economic growth reignited investor enthusiasm for U.S. stocks, only to see the market sputter again on worries about the pace of future interest rate hikes by the Fed. Despite this volatility in the domestic market, U.S. stocks outperformed those of all other major regions of the world during the reporting period, fueling the MSCI ACWI’s modest return.

European stocks lost ground during the reporting period, with their single-digit losses reflecting investors’ concerns about the prospects for economic growth across the region. Among the worst performers were equities in Southern Europe, including Portugal, Italy, and Spain. As in the U.S. equity market, geopolitics also contributed to an unsettling environment for European markets, with military crises in Ukraine and the Middle East, along with worries about the spread of the Ebola virus, putting downward pressure on European equity markets. During the first calendar quarter of 2015, the European Central Bank announced that it would begin a quantitative easing program to counter the threat of a deflationary spiral within the troubled eurozone. While this announcement lit a short-lived spark in the European equity markets, stocks in Europe could not manage to maintain a positive return for the full 12 months.

Meanwhile, in the Asia/Pacific region, stocks returned approximately 6% for the reporting period. Solid equity performance in Japan and Hong Kong was offset by lagging results in the commodities-laden markets of Australia and New Zealand. In Japan, stocks seemed to benefit from investor optimism that the economic reforms instituted under Prime Minister Shinzo Abe may slowly be taking effect and helping to turn around that country’s decades-long deflationary environment.

Emerging market stocks ended the reporting period in modestly negative territory, returning approximately -2%. Strong absolute returns in China, the Philippines and India were more than offset by sharply negative results from equity markets in Greece, Russia, and Brazil, among others. The large dip in oil prices during the reporting period, which signaled a significant global imbalance of supply and demand, was particularly painful for Russian and Brazilian stocks.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® ASIA 50 ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.58%	11.26%	11.17%	10.58%	11.26%	11.17%
5 Years	6.76%	6.73%	7.32%	38.70%	38.52%	42.38%
Since Inception	2.45%	2.52%	2.99%	19.57%	20.13%	24.25%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/13/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,078.30	$2.59	$1,000.00	$1,022.40	$2.52	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ASIA 50 ETF

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 10.58%, net of fees, while the total return for the Index was 11.17%.

Asian stock markets, as represented by the Index, achieved strong gains during the reporting period. Asian stocks in China, Hong Kong and Taiwan widely outperformed the broader global equity market, which was weighed down by the generally poor performance of equity markets in Latin America and Europe. Stocks in South Korea and Singapore, which are represented in the Index, lost ground during the reporting period, lagging their counterparts in China, Hong Kong and Taiwan.

As the largest economy in Asia, China’s economic growth tends to have a strong influence on other Asian economies, as China is the main destination for the exports of many other Asian countries. China’s economic growth continued to slow during the reporting period, falling to its lowest level in 24 years during 2014, as property prices fell and companies and local governments struggled under heavy debt burdens. Relatively slow growth in China led to relatively slow growth in the Asian region.

Despite these headwinds, Chinese stocks performed well during the reporting period, driven in part by a move to cut interest rates by the Chinese central bank. Although stocks in Hong Kong and Taiwan posted somewhat lower returns than those in mainland China, their results were positive.

Economic activity in South Korea and Singapore remained at low levels during the reporting period, and equity markets in both of these export-driven countries delivered negative returns.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	36.69%
Information Technology	31.53
Telecommunication Services	8.04
Consumer Discretionary	5.18
Materials	5.10
Energy	4.80
Industrials	4.22
Utilities	3.24
Consumer Staples	1.20

TOTAL	100.00%

COUNTRY ALLOCATION

As of 3/31/15

Country	Percentage of Total Investments*

China	31.71%
South Korea	21.28
Hong Kong	20.05
Taiwan	17.99
Singapore	8.97

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.18%	1.15%	2.49%	1.18%	1.15%	2.49%
5 Years	4.26%	4.16%	4.65%	23.20%	22.61%	25.53%
Since Inception	8.08%	8.08%	8.19%	56.86%	56.85%	57.72%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$972.60	$3.69	$1,000.00	$1,021.20	$3.78	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 1.18%, net of fees, while the total return for the Index was 2.49%.

As represented by the Index, emerging markets infrastructure-related stocks generated modest gains for the reporting period and outperformed broader emerging market equity indices, but underperformed broader global equity indices.

For many emerging market countries, the strongest boon to infrastructure development was the sharp decline in oil prices. The price of oil sank throughout the reporting period, hitting a six-year low in March 2015. Less costly oil and natural gas was particularly beneficial for transportation infrastructure.

The largest country weighting, China, continued to invest in infrastructure in an effort to bolster economic growth. As annual gross domestic product (GDP) growth slowed to 7.0% in first quarter of 2015, the slowest pace in five years, the Chinese government accelerated 300 infrastructure projects valued at $1.1 trillion, which were part of a larger 400-project plan predicted to run through 2016. With its massive infrastructure investment needs, and as an importer of energy, China benefited from lower oil prices.

The second-largest country weighting, Brazil, historically lags other emerging markets in infrastructure investment. As an energy exporter, Brazil was negatively affected by the drop in oil prices during the reporting period. In preparation for the 2014 World Cup and 2016 Olympic Games, Brazil struggled to vastly improve its long-neglected infrastructure. Brazil planned more than 50 projects relating to airports and subway lines in preparation for the World Cup, however, many were cancelled or left unfinished.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Transportation Infrastructure	40.84%
Electric Utilities	23.92
Oil, Gas & Consumable Fuels	11.33
Independent Power and Renewable Electricity Producers	11.14
Energy Equipment & Services	5.83
Water Utilities	4.55
Gas Utilities	2.39

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

China	38.75%
Brazil	20.18
Malaysia	8.01
Mexico	7.97
Chile	7.58
South Korea	6.89
Thailand	4.77
Russia	2.70
Philippines	2.60
Greece	0.55

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® EUROPE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.99)%	(5.14)%	(4.62)%	(4.99)%	(5.14)%	(4.62)%
5 Years	6.11%	6.16%	6.50%	34.54%	34.81%	37.03%
10 Years	4.67%	4.65%	5.09%	57.80%	57.59%	64.30%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$986.20	$2.97	$1,000.00	$1,021.90	$3.02	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EUROPE ETF

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was -4.99%, net of fees, while the total return for the Index was -4.62%.

European equity markets, as represented by the Index, delivered negative returns for the reporting period, lagging the positive overall performance of the broader global equity market.

European stocks continued to struggle against persistent worries about the region’s growth prospects. Among the worst performers were equities in the southern countries of Europe, including Portugal, Italy and Spain, as well as Greece, where the local economy remains burdened with debt to its eurozone creditors. Even the region’s best performers during the reporting period — Norway, Switzerland, and Germany — failed to put up positive results.

Among other things, sluggish economic growth across Europe has been affected by aging populations in many European countries, a social welfare system that is becoming more difficult to afford for many governments and the region’s dependency on imported energy. The sharp decline in the euro and geopolitical tensions in Ukraine and the Middle East further dampened the region’s economic growth prospects during the reporting period, all of which weighed on the European equity markets.

In January 2015, the European Central Bank announced that it would institute another quantitative easing program to counter the threat of a deflationary spiral within the troubled eurozone. News of the additional stimulus prompted a rally in the major European equity markets. However, for the full reporting period, European stocks were unable to achieve a positive return.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	22.10%
Health Care	14.61
Consumer Staples	13.62
Consumer Discretionary	11.53
Industrials	10.99
Materials	7.54
Energy	7.33
Telecommunication Services	4.61
Utilities	4.02
Information Technology	3.65

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

United Kingdom	30.70%
France	14.98
Switzerland	14.49
Germany	14.08
Spain	5.31
Sweden	4.74
Netherlands	4.35
Italy	3.53
Denmark	2.47
Belgium	2.13

TOTAL	96.78%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.80%	8.69%	9.06%	8.80%	8.69%	9.06%
5 Years	9.43%	9.32%	9.61%	56.91%	56.16%	58.24%
Since Inception	0.99%	0.99%	0.94%	7.88%	7.82%	7.46%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/30/07. The first day of secondary market trading was 8/3/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,059.70	$2.46	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed Ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 8.80%, net of fees, while the total return for the Index was 9.06%.

International property-related stocks, as measured by the Index, delivered solid gains during the reporting period and outpaced the performance of broader international equity indices.

International real estate stocks and real estate investment trusts (“REITs”) generally performed well during the reporting period. Global interest rates and investment yields remained historically low, leading investors seeking higher-yielding investment choices to income-producing properties.

The real estate investments in the Index’s allocation to Asia accounted for the majority of the Index’s performance during the reporting period, as Japan, Hong Kong and Australia comprised the majority of the Index.

Japanese REITs mirrored the tepid Japanese economy, with apartment vacancy rates remaining high, although office vacancy rates dropped to their lowest levels since 2009. The Bank of Japan surprised markets in the fourth quarter of 2014 with the announcement of a massive stimulus plan aimed at reversing deflation, and vowed to support the housing market through lower mortgage rates. Indeed, mortgage demand climbed in the final months of the reporting period. Commercial property activity experienced a sharp uptick late in the reporting period, as real estate purchases by REITs rose 72% in the first two months of 2015 versus the same period a year ago.

Hong Kong’s real estate market strengthened in the reporting period. Real estate prices surged as office vacancies declined, dipping to a record low of 4% in August 2014. Similarly, Australia’s key markets of Sydney and Melbourne experienced drops in office vacancies, reflecting improving economic conditions in the country.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector/Investment Type	Percentage of Total Investments*

Diversified Real Estate Activities	25.99%
Retail REITs	17.92
Real Estate Operating Companies	16.08
Diversified REITs	15.43
Office REITs	8.43
Real Estate Development	6.72
Industrial REITs	5.03
Residential REITs	2.21
Hotel & Resort REITs	0.69
Health Care REITs	0.59
Specialized REITs	0.59
Investment Companies	0.32

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 3/31/15

Country	Percentage of Total Investments*

Japan	27.63%
Hong Kong	17.06
Australia	11.91
United Kingdom	11.06
Singapore	7.96
France	7.06
Germany	3.95
Canada	3.42
Sweden	2.09
Switzerland	1.87

TOTAL	94.01%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® JAPAN LARGE-CAP ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.03%	12.13%	11.47%	11.03%	12.13%	11.47%
5 Years	5.17%	5.14%	5.24%	28.67%	28.46%	29.08%
10 Years	3.11%	3.16%	3.25%	35.84%	36.53%	37.68%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,071.30	$2.58	$1,000.00	$1,022.40	$2.52	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® JAPAN LARGE-CAP ETF

The iShares Japan Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Japanese equities, as represented by the S&P/TOPIX 150TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 11.03%, net of fees, while the total return for the Index was 11.47%.

Large-capitalization stocks in Japan, as represented by the Index, produced strong gains during the reporting period. This return outpaced the overall performance of the broader global equity market, where strong results in China, the United States and Japan were restrained by poorly performing equities in Latin America and Europe.

Japanese large-capitalization stocks rallied for most of the reporting period. The rally was prompted in large measure by the economic initiatives of the Japanese government and further monetary easing by the Bank of Japan. The Bank of Japan’s surprise decision in October 2014 to triple its asset purchases prompted many pension fund investors to move away from the bond markets and into equities, which had the effect of sending the Japanese yen lower and helping large Japanese exporters. Lower energy prices also helped bolster sentiment toward large-capitalization Japanese companies.

The Japanese economy has teetered on the brink of recession for some time, and the ultimate effectiveness of the aggressive economic reform initiatives of the Japanese government is not yet known. During the reporting period, however, large-capitalization Japanese equities were the beneficiaries of these government initiatives.

The Nikkei 225 Index reached a 15-year high in mid-February 2015, and the broader TOPIX Index moved to its highest level since 2007. Part of the surge has been driven by the weakness in the yen, which helped large Japanese exporters such as auto manufacturers; part of the surge also came from domestic demand, which helped boost profits of Japanese companies.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Consumer Discretionary	22.15%
Industrials	21.46
Financials	17.24
Information Technology	10.88
Consumer Staples	7.51
Materials	6.59
Health Care	6.52
Telecommunication Services	4.92
Utilities	1.88
Energy	0.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Toyota Motor Corp.	8.01%
Mitsubishi UFJ Financial Group Inc.	3.49
Honda Motor Co. Ltd.	2.32
SoftBank Corp.	2.22
Sumitomo Mitsui Financial Group Inc.	2.16
Nippon Telegraph & Telephone Corp.	1.74
Mizuho Financial Group Inc.	1.70
FANUC Corp.	1.65
Canon Inc.	1.58
Central Japan Railway Co.	1.48

TOTAL	26.35%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® LATIN AMERICA 40 ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(17.96)%	(17.96)%	(17.54)%	(17.96)%	(17.96)%	(17.54)%
5 Years	(6.91)%	(6.93)%	(6.39)%	(30.11)%	(30.18)%	(28.11)%
10 Years	8.54%	8.57%	9.04%	126.92%	127.56%	137.56%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$803.00	$2.20	$1,000.00	$1,022.50	$2.47	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LATIN AMERICA 40 ETF

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was -17.96%, net of fees, while the total return for the Index was -17.54%.

Latin American equities, as represented by the Index, declined during the reporting period, significantly underperforming the broader global equity market.

The dramatic drop in commodities prices since mid-2014 was largely responsible for the big dip in Latin American stock prices. Demand for certain commodities continued to decline during the reporting period, as global economic growth slowed, particularly in the world’s developing markets. Iron ore and copper are top exports for the economies of Brazil and Chile, while oil, an important export for both Venezuela and Columbia, saw price declines reach the lowest point in six years.

Brazil, which is Latin America’s largest economy and the largest weighting in the Index, saw its gross domestic product (“GDP”) increase by less than 1% in 2014, and economists estimate that GDP growth may actually decline during 2015. Weak demand for Brazilian commodities from the country’s two largest trading partners — China and the European Union — continued to weigh heavily on Brazilian stock prices. Consumer prices in Brazil increased to an annualized rate of 8.1%, the highest level since mid-2005. The inflation rate was well above the 6.5% ceiling of the Brazilian central bank’s target range.

Mexico, the second-largest weighting in the Index, saw its economy grow only modestly during the reporting period, as healthy growth in manufactured exports was offset by weak domestic consumption and falling oil prices. For 2014, the Mexican economy grew at a less-than-expected rate of 2.1%.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	31.10%
Consumer Staples	20.23
Telecommunication Services	11.11
Materials	10.47
Energy	8.36
Consumer Discretionary	6.03
Industrials	5.31
Utilities	4.77
Information Technology	2.62

TOTAL	100.00%

COUNTRY ALLOCATION

As of 3/31/15

Country	Percentage of Total Investments*

Brazil	48.11%
Mexico	33.77
Chile	11.31
Peru	4.59
Colombia	2.22

Total	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® ASIA 50 ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.60%

CHINA — 31.59%
China Construction Bank Corp. Class H	22,932,960	$19,049,053
China Life Insurance Co. Ltd. Class H	2,106,000	9,222,009
China Mobile Ltd.	1,560,000	20,362,567
China Petroleum & Chemical Corp. Class H	7,021,600	5,587,901
CNOOC Ltd.	4,524,000	6,395,295
Industrial & Commercial Bank of China Ltd. Class H	22,932,115	16,918,722
PetroChina Co. Ltd. Class H	5,928,000	6,560,288
Ping An Insurance Group Co. of China Ltd. Class H	663,000	7,969,973
Tencent Holdings Ltd.	1,497,600	28,433,548
Want Want China Holdings Ltd.	1,872,000	1,987,161

		122,486,517
HONG KONG — 19.97%
AIA Group Ltd.[a]	3,385,200	21,307,455
BOC Hong Kong Holdings Ltd.	1,014,000	3,616,267
CK Hutchison Holdings Ltd.	379,500	7,773,018
CLP Holdings Ltd.	546,000	4,771,219
Galaxy Entertainment Group Ltd.	702,000	3,196,239
Hang Seng Bank Ltd.	202,800	3,675,122
Hong Kong & China Gas Co. Ltd.[b]	1,794,081	4,151,374
Hong Kong Exchanges and Clearing Ltd.	283,900	6,957,391
Hutchison Whampoa Ltd.	624,000	8,660,127
Power Assets Holdings Ltd.	351,000	3,590,110
Sands China Ltd.	686,400	2,841,906
Sun Hung Kai Properties Ltd.	448,000	6,910,932

		77,451,160
SINGAPORE — 8.93%
DBS Group Holdings Ltd.	491,400	7,293,799
Jardine Matheson Holdings Ltd.[b]	78,000	4,929,600
Keppel Corp. Ltd.	413,400	2,712,401
Oversea-Chinese Banking Corp. Ltd.[b]	772,274	5,950,963
Singapore Telecommunications Ltd.	2,254,200	7,197,926
United Overseas Bank Ltd.	390,000	6,539,331

		34,624,020
SOUTH KOREA — 21.19%
Hyundai Mobis Co. Ltd.	19,422	4,315,222

Security	Shares	Value
Hyundai Motor Co.	42,978	$6,527,372
KB Financial Group Inc.	94,403	3,344,034
Kia Motors Corp.	76,284	3,107,879
KT&G Corp.[a]	33,228	2,656,563
LG Chem Ltd.	12,870	2,621,677
POSCO	22,468	4,951,486
Samsung Electronics Co. Ltd.	33,462	43,461,843
Shinhan Financial Group Co. Ltd.	127,737	4,829,931
SK Hynix Inc.	154,896	6,359,469

		82,175,476
TAIWAN — 17.92%
Cathay Financial Holding Co. Ltd.	2,418,866	3,865,238
China Steel Corp.	3,510,108	2,916,677
Chunghwa Telecom Co. Ltd.	1,092,551	3,474,235
CTBC Financial Holding Co. Ltd.	4,290,389	2,852,032
Delta Electronics Inc.	546,000	3,446,309
Formosa Chemicals & Fibre Corp.	1,014,804	2,328,633
Formosa Plastics Corp.	1,404,071	3,405,848
Fubon Financial Holding Co. Ltd.	2,028,000	3,642,493
Hon Hai Precision Industry Co. Ltd.	3,588,214	10,504,327
MediaTek Inc.	390,112	5,280,039
Nan Ya Plastics Corp.	1,560,510	3,466,138
Taiwan Semiconductor Manufacturing Co. Ltd.	5,226,343	24,302,746

		69,484,715

TOTAL COMMON STOCKS
(Cost: $315,077,723)		386,221,888

SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,973,400	1,973,400
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	114,004	114,004
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	775,813	775,813

		2,863,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,863,217)		2,863,217

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® ASIA 50 ETF

March 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 100.34%
(Cost: $317,940,940)	$389,085,105
Other Assets, Less Liabilities — (0.34)%	(1,303,139)

NET ASSETS — 100.00%	$387,781,966

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 97.89%

BRAZIL — 18.16%
CCR SA	891,800	$4,548,149
CPFL Energia SA ADR	142,843	1,816,963
Ultrapar Participacoes SA ADR	409,003	8,261,861

		14,626,973
CHILE — 7.57%
Empresa Nacional de Electricidad SA/Chile ADR	59,535	2,682,052
Enersis SA ADR	210,014	3,414,827

		6,096,879
CHINA — 38.71%
Beijing Capital International Airport Co. Ltd. Class H	1,568,000	1,528,957
Beijing Enterprises Water Group Ltd.[a]	2,352,000	1,601,765
China Gas Holdings Ltd.	1,176,000	1,926,364
China Longyuan Power Group Corp. Ltd. Class H	1,764,000	1,918,022
China Merchants Holdings International Co. Ltd.	1,764,000	6,905,334
China Oilfield Services Ltd. Class H	1,764,000	2,935,051
China Resources Power Holdings Co. Ltd.	882,000	2,213,802
China Suntien Green Energy Corp. Ltd. Class H	1,715,000	415,862
COSCO Pacific Ltd.	1,764,000	2,311,637
Guangdong Investment Ltd.	1,568,000	2,054,789
Huaneng Power International Inc. Class H ADR	44,639	2,146,243
Jiangsu Expressway Co. Ltd. Class H	1,274,000	1,712,240
Shenzhen International Holdings Ltd.	1,029,499	1,553,600
Zhejiang Expressway Co. Ltd. Class H	1,470,000	1,949,117

		31,172,783
GREECE — 0.55%
Aegean Marine Petroleum Network Inc.	30,531	438,731

		438,731
MALAYSIA — 8.00%
Tenaga Nasional Bhd	1,661,100	6,440,771

		6,440,771
MEXICO — 7.96%
Grupo Aeroportuario del Centro Norte Sab de CV ADR[a]	27,538	1,071,228

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV ADR	37,779	$2,476,036
Grupo Aeroportuario del Sureste SAB de CV Series Ba	21,315	2,865,162

		6,412,426
PHILIPPINES — 2.60%
International Container Terminal Services Inc.	867,300	2,095,490

		2,095,490
RUSSIA — 2.70%
Eurasia Drilling Co. Ltd. GDR[b]	77,763	1,493,049
RusHydro JSC ADR	433,259	419,395
TMK OAO GDR[b]	87,612	262,836

		2,175,280
SOUTH KOREA — 6.88%
Korea Electric Power Corp. ADR	270,333	5,541,827

		5,541,827
THAILAND — 4.76%
Airports of Thailand PCL NVDR	445,900	3,836,878

		3,836,878

TOTAL COMMON STOCKS
(Cost: $69,542,370)		78,838,038

PREFERRED STOCKS — 1.99%

BRAZIL — 1.99%
Cia. Energetica de Minas Gerais ADR	392,245	1,604,282

		1,604,282

TOTAL PREFERRED STOCKS
(Cost: $3,668,761)		1,604,282

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	120,404	120,404

		120,404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $120,404)		120,404

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

March 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $73,331,535)	$80,562,724
Other Assets, Less Liabilities — (0.03)%	(26,782)

NET ASSETS — 100.00%	$80,535,942

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EUROPE ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 98.51%

AUSTRIA — 0.19%
Erste Group Bank AG	100,753	$2,481,766
OMV AG	47,540	1,305,041
Voestalpine AG	35,871	1,313,525

		5,100,332
BELGIUM — 2.12%
Ageas	72,454	2,599,429
Anheuser-Busch InBev NV	270,038	33,004,357
Belgacom SA	45,759	1,600,903
Colruyt SA	21,652	942,727
Delhaize Group SA	33,914	3,049,386
Groupe Bruxelles Lambert SA	26,633	2,206,786
KBC Groep NVa	108,730	6,721,625
Solvay SA	19,573	2,828,429
UCB SA	41,095	2,972,561
Umicore SA	36,979	1,544,136

		57,470,339
DENMARK — 2.45%
AP Moeller — Maersk A/S Class B	2,318	4,845,273
Carlsberg A/S Class B	34,921	2,881,635
Coloplast A/S Class B	39,945	3,020,568
Danske Bank A/S	256,364	6,762,909
DSV A/S	58,435	1,817,063
Novo Nordisk A/S Class B	648,424	34,677,074
Novozymes A/S Class B	78,106	3,570,688
Pandora A/S	42,294	3,851,819
TDC A/S	268,056	1,919,090
Vestas Wind Systems A/S	73,983	3,062,062

		66,408,181
FINLAND — 1.34%
Fortum OYJ	143,722	3,019,230
Kone OYJ Class B	132,442	5,871,777
Metso OYJ	43,678	1,274,549
Nokia OYJ	1,236,493	9,442,031
Nokian Renkaat OYJ	32,124	960,857
Sampo OYJ Class A	159,018	8,030,324
Stora Enso OYJ Class R	188,030	1,936,645
UPM-Kymmene OYJ	175,691	3,419,100
Wartsila OYJ Abp	50,797	2,248,797

		36,203,310
FRANCE — 14.90%
Accor SA	60,032	3,132,164
Air Liquide SA	113,715	14,631,158

Security	Shares	Value
Airbus Group NV	201,989	$13,111,619
Alcatel-Lucent[a]	929,118	3,512,511
Alstom SAa	72,193	2,227,588
ArcelorMittal	335,409	3,161,011
Arkema SA	23,964	1,897,613
AXA SA	632,604	15,935,713
BNP Paribas SA	344,992	20,960,389
Bouygues SA	59,833	2,348,083
Cap Gemini SA	50,791	4,165,947
Carrefour SA	220,758	7,371,253
Casino Guichard Perrachon SA	18,973	1,681,713
Christian Dior SE	17,996	3,396,843
Cie. de Saint-Gobain	164,769	7,236,855
Cie. Generale des Etablissements Michelin Class B	61,804	6,147,218
Credit Agricole SA	374,269	5,496,868
Danone SA	197,381	13,274,634
Dassault Systemes	44,743	3,034,127
Edenred	67,232	1,676,289
Electricite de France SA	98,258	2,357,519
Essilor International SA	65,439	7,506,060
GDF Suez	501,566	9,914,437
Hermes International	8,713	3,073,088
Kering	24,567	4,796,784
L’Oreal SA	84,801	15,605,914
Lafarge SA	61,475	3,984,556
Lagardere SCA	39,399	1,182,268
Legrand SA	87,426	4,726,699
LVMH Moet Hennessy Louis Vuitton SE	90,579	15,968,810
Orange SA	761,873	12,245,131
Pernod Ricard SA	69,181	8,184,186
Peugeot SAa	149,952	2,510,745
Publicis Groupe SA	66,445	5,125,926
Renault SA	68,342	6,222,057
Safran SA	107,369	7,495,427
Sanofi	396,863	39,183,390
Schneider Electric SE	192,591	14,965,067
SES SA	148,798	5,260,912
Societe Generale SA	268,849	12,984,806
Sodexo SA	32,166	3,136,456
STMicroelectronics NV	69,768	651,598
STMicroelectronics NV New	146,627	1,368,478
Suez Environnement Co.	114,155	1,964,704
Technip SA	37,529	2,272,057

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2015

Security	Shares	Value
Thales SA	32,096	$1,782,156
Total SA	786,188	39,073,020
Unibail-Rodamco SE	32,361	8,725,419
Valeo SA	26,174	3,908,816
Vallourec SA	39,814	971,726
Veolia Environnement SA	157,800	2,985,340
Vinci SA	151,910	8,684,543
Vivendi SA	422,882	10,502,800

		403,720,491
GERMANY — 13.07%
adidas AG	69,077	5,466,963
Allianz SE Registered	150,828	26,217,955
BASF SE	303,128	30,130,519
Bayer AG Registered	272,928	41,022,784
Bayerische Motoren Werke AG	105,319	13,171,959
Beiersdorf AG	32,443	2,818,861
Brenntag AG	51,006	3,054,557
Commerzbank AGa	311,988	4,305,714
Continental AG	35,652	8,435,339
Daimler AG Registered	328,372	31,645,206
Deutsche Bank AG Registered	455,284	15,823,226
Deutsche Boerse AG	63,722	5,205,349
Deutsche Lufthansa AG Registered	76,397	1,073,219
Deutsche Post AG Registered	315,446	9,857,063
Deutsche Telekom AG Registered	1,019,069	18,660,880
E.ON SE	661,735	9,868,113
Fresenius Medical Care AG & Co. KGaA	70,834	5,892,823
Fresenius SE & Co. KGaA	130,471	7,789,594
GEA Group AG	58,467	2,828,221
HeidelbergCement AG	46,533	3,688,760
Infineon Technologies AG	372,339	4,450,797
K+S AG Registered	56,876	1,857,589
Lanxess AG	30,213	1,610,269
Linde AG	61,309	12,487,664
MAN SE	11,631	1,224,186
Merck KGaA	43,065	4,835,625
METRO AG	48,155	1,634,045
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	50,803	10,953,403
Osram Licht AG	28,690	1,426,644
ProSiebenSat.1 Media AG Registered	72,239	3,546,007
QIAGEN NVa	79,138	1,994,813

Security	Shares	Value
RWE AG	159,677	$4,078,105
SAP SE	312,191	22,642,338
Siemens AG Registered	261,683	28,301,478
ThyssenKrupp AG	143,871	3,775,633
Volkswagen AG	9,740	2,511,105

		354,286,806
IRELAND — 0.61%
Bank of Ireland[a]	9,083,359	3,453,456
CRH PLC	268,840	6,996,026
Irish Bank Resolution Corp. Ltd.[a]	211,770	2
Kerry Group PLC Class A	48,178	3,233,947
Ryanair Holdings PLC ADR	40,824	2,725,819

		16,409,250
ITALY — 3.51%
Assicurazioni Generali SpA	447,101	8,792,211
Atlantia SpA	133,480	3,505,090
Banca Monte dei Paschi di Siena SpA[a,b]	1,708,868	1,134,230
Banco Popolare SCa	118,856	1,858,603
CNH Industrial NV	325,098	2,660,562
Enel SpA	2,144,189	9,699,639
Eni SpA	888,751	15,396,380
Finmeccanica SpA[a]	129,801	1,544,621
Intesa Sanpaolo SpA	4,712,720	16,024,581
Luxottica Group SpA	46,088	2,925,361
Mediaset SpA[a]	230,096	1,051,261
Mediobanca SpA	196,161	1,882,398
Pirelli & C. SpA	105,235	1,747,326
Saipem SpA[a,b]	83,039	846,801
Snam SpA	704,648	3,420,698
Telecom Italia SpA[a]	3,225,024	3,782,333
Tenaris SA	155,909	2,186,847
Terna Rete Elettrica Nazionale SpA	462,435	2,036,286
UniCredit SpA	1,826,339	12,416,216
Unione di Banche Italiane SpA	297,725	2,329,426

		95,240,870
NETHERLANDS — 4.32%
Aegon NV	474,700	3,746,723
Akzo Nobel NV	80,362	6,077,863
Altice SAa,b	29,444	3,189,164
ASML Holding NV	145,627	14,825,473
Fiat Chrysler Automobiles NVa	296,849	4,830,058
Gemalto NVb	26,731	2,129,353
Heineken NV	70,367	5,368,031

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2015

Security	Shares	Value
ING Groep NV CVA[a]	1,274,326	$18,674,897
Koninklijke Ahold NV	295,290	5,819,544
Koninklijke DSM NV	59,897	3,343,197
Koninklijke KPN NV	1,057,407	3,587,533
Koninklijke Philips NV	308,577	8,757,551
PostNL NVa	145,259	618,104
Randstad Holding NV	41,626	2,525,012
Reed Elsevier NV	230,156	5,732,277
TNT Express NV	153,226	974,388
Unilever NV CVA	567,135	23,703,235
Wolters Kluwer NV	99,599	3,251,867

		117,154,270
NORWAY — 0.92%
DNB ASA	301,151	4,846,606
Norsk Hydro ASA	450,852	2,371,433
Orkla ASA	255,671	1,933,609
Seadrill Ltd.[b]	122,093	1,146,833
Statoil ASA	347,337	6,154,499
Subsea 7 SA	87,731	754,941
Telenor ASA	228,035	4,609,311
Yara International ASA	58,849	2,993,894

		24,811,126
PORTUGAL — 0.16%
EDP — Energias de Portugal SA	857,151	3,208,221
Galp Energia SGPS SA	104,046	1,124,717

		4,332,938
SPAIN — 5.25%
Abertis Infraestructuras SA	127,533	2,305,897
Acciona SAa	8,697	670,466
ACS Actividades de Construccion y Servicios SA	65,097	2,307,167
Amadeus IT Holding SA Class A	147,771	6,341,892
Banco Bilbao Vizcaya Argentaria SA	2,057,291	20,787,256
Banco de Sabadell SA	1,258,763	3,081,005
Banco Popular Espanol SA	640,788	3,136,843
Banco Santander SA	4,560,670	34,370,375
Bankia SAa	1,483,008	2,067,390
CaixaBank SA	774,146	3,670,775
Distribuidora Internacional de Alimentacion SA	195,609	1,530,672
Enagas SA	71,171	2,035,534
Ferrovial SA	136,708	2,907,122
Gas Natural SDG SA	118,941	2,671,736
Iberdrola SA	1,772,121	11,423,351

Security	Shares	Value
Inditex SA	370,357	$11,885,167
International Consolidated Airlines Group SAa	269,280	2,410,471
Red Electrica Corp. SA	35,846	2,915,883
Repsol SA	336,848	6,271,363
Telefonica SA	1,369,930	19,509,496

		142,299,861
SWEDEN — 4.72%
Alfa Laval AB	103,114	2,026,638
Assa Abloy AB Class B	111,400	6,639,526
Atlas Copco AB Class A	210,624	6,821,306
Atlas Copco AB Class B	128,837	3,808,020
Boliden AB	90,299	1,794,661
Electrolux AB Class B	78,208	2,241,756
Hennes & Mauritz AB Class B	311,408	12,620,184
Hexagon AB Class B	85,230	3,030,075
Holmen AB Class B	16,817	567,454
Investment AB Kinnevik Class B	77,722	2,596,426
Investor AB Class B	150,380	5,993,194
Millicom International Cellular SA SDR	20,818	1,506,303
Nordea Bank AB	1,054,074	12,870,286
Sandvik AB	364,752	4,079,328
Securitas AB Class B	100,035	1,434,863
Skandinaviska Enskilda Banken AB Class A	565,884	6,620,752
Skanska AB Class B	127,546	2,860,303
SKF AB Class B	124,916	3,227,171
SSAB AB Class Aa,b	73,310	360,767
Svenska Cellulosa AB SCA Class B	203,818	4,696,011
Svenska Handelsbanken AB Class A	161,617	7,295,586
Swedbank AB Class A	332,559	7,947,590
Swedish Match AB	66,695	1,961,242
Tele2 AB Class B	97,933	1,170,783
Telefonaktiebolaget LM Ericsson Class B	1,005,789	12,642,265
TeliaSonera AB	729,109	4,632,994
Volvo AB Class B	530,448	6,415,284

		127,860,768
SWITZERLAND — 14.41%
ABB Ltd. Registered[a]	708,450	15,047,178
Actelion Ltd. Registered[a]	33,538	3,887,963
Adecco SA Registered[a]	55,580	4,635,005

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2015

Security	Shares	Value
Baloise Holding AG Registered	16,510	$2,187,622
Cie. Financiere Richemont SA Class A Registered	172,440	13,901,011
Clariant AG Registered[a]	94,251	1,886,379
Credit Suisse Group AG Registered[a]	468,372	12,624,296
GAM Holding AGa	49,525	1,029,965
Geberit AG Registered	12,480	4,689,797
Givaudan SA Registered[a]	3,050	5,532,894
Holcim Ltd. Registered[a]	74,511	5,573,174
Julius Baer Group Ltd.[a]	73,895	3,709,585
Kuehne + Nagel International AG Registered	18,622	2,770,389
Lonza Group AG Registered[a]	17,473	2,185,699
Nestle SA Registered	1,065,497	80,518,357
Novartis AG Registered	894,342	88,531,847
Roche Holding AG	233,092	64,338,480
Schindler Holding AG Participation Certificates	14,732	2,454,069
SGS SA Registered	1,809	3,464,162
Swatch Group AG (The) Bearer	10,184	4,320,834
Swiss Life Holding AG Registered[a]	10,063	2,491,662
Swiss Re AG	113,797	11,024,707
Swisscom AG Registered	7,354	4,273,997
Syngenta AG Registered	30,741	10,466,435
UBS Group AGa	1,189,636	22,438,105
Zurich Insurance Group AGa	49,280	16,707,407

		390,691,019
UNITED KINGDOM — 30.54%
3i Group PLC	320,662	2,296,335
Aberdeen Asset Management PLC	319,658	2,180,952
Aggreko PLC	84,561	1,916,857
Amec Foster Wheeler PLC	130,116	1,749,040
Anglo American PLC	458,884	6,893,884
Antofagasta PLC	126,938	1,380,320
ARM Holdings PLC	465,289	7,632,478
Ashtead Group PLC	166,176	2,674,103
Associated British Foods PLC	117,622	4,920,509
AstraZeneca PLC	412,056	28,300,188
Aviva PLC	964,543	7,732,072
Babcock International Group PLC	165,523	2,419,104
BAE Systems PLC	1,058,336	8,224,713
Barclays PLC	5,047,686	18,178,734
BG Group PLC	1,123,819	13,830,294
BHP Billiton PLC	698,256	15,273,738

Security	Shares	Value
BP PLC	6,017,791	$39,012,233
British American Tobacco PLC	616,544	31,928,853
British Land Co. PLC (The)	337,831	4,175,075
BT Group PLC	2,767,431	17,994,154
Bunzl PLC	109,387	2,973,272
Burberry Group PLC	145,761	3,749,906
Cairn Energy PLC[a]	192,447	448,816
Capita PLC	221,164	3,664,031
Carnival PLC	71,037	3,475,780
Centrica PLC	1,684,228	6,325,603
Cobham PLC	376,930	1,702,160
Compass Group PLC	555,066	9,657,234
Daily Mail & General Trust PLC Class A NVS	94,002	1,234,285
Diageo PLC	828,402	22,867,455
Direct Line Insurance Group PLC	495,103	2,344,589
Drax Group PLC	132,590	716,264
easyJet PLC	85,063	2,376,516
Experian PLC	340,587	5,647,572
FirstGroup PLC[a]	397,683	536,933
G4S PLC	512,274	2,249,474
GKN PLC	548,242	2,918,523
GlaxoSmithKline PLC	1,609,434	36,937,132
Glencore PLC[a]	3,655,068	15,512,798
Hammerson PLC	258,933	2,556,169
Hays PLC	444,721	1,007,448
HSBC Holdings PLC	6,303,369	53,711,235
IMI PLC	89,589	1,695,686
Imperial Tobacco Group PLC	324,238	14,261,857
InterContinental Hotels Group PLC	81,763	3,197,077
Intertek Group PLC	53,086	1,968,579
ITV PLC	1,249,295	4,690,232
J Sainsbury PLC	429,965	1,654,431
Johnson Matthey PLC	67,657	3,400,793
Kingfisher PLC	782,317	4,420,100
Ladbrokes PLC	314,087	486,312
Land Securities Group PLC	264,384	4,917,753
Legal & General Group PLC	1,952,533	8,075,325
Lloyds Banking Group PLC[a]	17,435,859	20,261,644
London Stock Exchange Group PLC	78,607	2,869,461
Man Group PLC	583,003	1,763,825
Marks & Spencer Group PLC	530,751	4,215,267
National Grid PLC	1,273,269	16,344,293

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2015

Security	Shares	Value
Next PLC	51,182	$5,337,576
Old Mutual PLC	1,535,345	5,062,150
Pearson PLC	269,517	5,805,426
Persimmon PLC[a]	99,935	2,467,121
Petrofac Ltd.	83,367	1,179,418
Provident Financial PLC	48,269	1,929,679
Prudential PLC	844,958	20,972,582
Randgold Resources Ltd.	30,333	2,113,228
Reckitt Benckiser Group PLC	216,335	18,626,673
Reed Elsevier PLC	376,459	6,477,115
Rentokil Initial PLC	599,185	1,215,934
Rexam PLC	232,426	1,997,762
Rio Tinto PLC	409,263	16,841,324
Rolls-Royce Holdings PLC[a]	619,241	8,760,585
Royal Bank of Scotland Group PLC[a]	417,044	2,104,948
Royal Dutch Shell PLC Class A	1,288,876	38,419,823
Royal Dutch Shell PLC Class B	810,984	25,270,000
RSA Insurance Group PLC	334,743	2,091,563
SABMiller PLC	325,589	17,110,138
Sage Group PLC (The)	368,104	2,550,286
Schroders PLC	36,562	1,736,842
SEGRO PLC	244,987	1,516,196
Severn Trent PLC	78,681	2,404,954
Shire PLC	197,239	15,708,801
Sky PLC	346,206	5,103,456
Smith & Nephew PLC	303,229	5,149,645
Smiths Group PLC	129,660	2,151,931
SSE PLC	325,957	7,248,575
Standard Chartered PLC	669,832	10,873,396
Standard Life PLC	636,919	4,496,831
Tate & Lyle PLC	153,884	1,364,935
Tesco PLC	2,656,624	9,537,986
Travis Perkins PLC	80,633	2,334,146
Tullow Oil PLC	299,706	1,259,996
UBM PLC	145,758	1,144,639
Unilever PLC	398,156	16,638,424
United Utilities Group PLC	225,130	3,118,139
Vodafone Group PLC	8,760,525	28,669,542
Weir Group PLC (The)	70,167	1,771,812
Whitbread PLC	59,811	4,657,009
William Hill PLC	283,924	1,563,290
Wm Morrison Supermarkets PLC	768,037	2,206,194
Wolseley PLC	87,496	5,186,424

Security	Shares	Value
WPP PLC	440,477	$10,011,034

		827,736,994

TOTAL COMMON STOCKS
(Cost: $2,880,468,308)		2,669,726,555

PREFERRED STOCKS — 0.94%

GERMANY — 0.94%
Henkel AG & Co. KGaA	58,810	6,919,388
Porsche Automobil Holding SE	50,557	4,966,656
Volkswagen AG	50,686	13,492,148

		25,378,192

TOTAL PREFERRED STOCKS
(Cost: $22,993,949)		25,378,192

RIGHTS — 0.03%

SPAIN — 0.03%
Banco Bilbao Vizcaya Argentaria SAa	2,057,291	296,077
Banco de Sabadell SAa	1,258,763	319,051
Telefonica SAa	1,369,930	220,696

		835,824

TOTAL RIGHTS
(Cost: $289,646)		835,824

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	6,306,433	6,306,433
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	364,325	364,325
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,840,310	1,840,310

		8,511,068

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,511,068)		8,511,068

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $2,912,262,971)	$2,704,451,639
Other Assets, Less Liabilities — 0.21%	5,769,527

NET ASSETS — 100.00%	$2,710,221,166

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.14%

AUSTRALIA — 11.85%
360 Capital Group Ltd.	45,408	$45,617
360 Capital Office Fund	9,196	15,104
Abacus Property Group	59,664	132,639
ALE Property Group	41,624	121,471
Arena REIT	37,576	47,365
Aspen Group	28,940	28,078
Astro Japan Property Group	16,588	63,362
Australian Industrial REIT	17,116	30,597
Aveo Group	77,352	157,188
BWP Trust	110,968	254,322
Cedar Woods Properties Ltd.	12,936	54,848
Charter Hall Group	60,544	235,888
Charter Hall Retail REIT	69,916	229,139
Cromwell Property Group	290,840	252,183
Dexus Property Group	201,403	1,166,273
Federation Centres	318,208	739,009
Finbar Group Ltd.	35,596	34,264
Folkestone Education Trust	51,224	86,092
Galileo Japan Trust	20,460	28,994
GDI Property Group	109,780	77,576
Goodman Group	344,124	1,669,374
GPT Group (The)	379,148	1,323,701
Growthpoint Properties Australia Ltd.	35,640	82,498
Hotel Property Investments	26,268	55,386
Industria REIT[a]	19,932	30,454
Ingenia Communities Group	161,304	48,675
Investa Office Fund	138,556	412,814
Lend Lease Group	118,140	1,501,811
Mirvac Group	806,960	1,239,119
New South Resources Ltd.[b]	63,052	77,070
Novion Property Group	529,496	1,015,316
Peet Ltd.	72,336	67,419
Scentre Group	1,180,036	3,371,567
Shopping Centres Australasia Property Group	146,828	226,582
Stockland	520,124	1,788,070
Sunland Group Ltd.	35,552	51,740
Villa World Ltd.	19,668	34,709
Westfield Corp.	423,676	3,091,023

		19,887,337
AUSTRIA — 0.99%
Atrium European Real Estate Ltd.	26,708	124,806

Security	Shares	Value
BUWOG AGb	11,748	$241,117
CA Immobilien Anlagen AG	17,864	334,986
Conwert Immobilien Invest SEa	13,948	174,519
IMMOEAST AG Escrow[b]	100,152	1
IMMOFINANZ AGb	228,052	670,367
IMMOFINANZ AG Escrow[b]	112,716	1
S IMMO AG	12,584	114,204

		1,660,001
BELGIUM — 0.66%
Aedifica SA	2,288	153,582
Befimmo SA	4,268	289,698
Cofinimmo SA	3,916	459,061
Warehouses De Pauw SCA	2,640	209,760

		1,112,101
CANADA — 3.40%
Allied Properties REIT	8,052	256,087
Artis REIT	14,476	171,220
Boardwalk REIT	5,808	270,337
Brookfield Canada Office Properties	3,740	84,752
Calloway REIT	15,048	345,754
Canadaian REIT	7,700	282,769
Canadian Apartment Properties REIT	12,496	288,104
Chartwell Retirement Residences	20,196	197,096
Choice Properties REIT	10,208	91,159
Cominar REIT	17,380	263,342
Crombie REIT	12,804	136,279
CT REIT[a]	7,964	81,118
Dream Global REIT	12,628	98,113
Dream Industrial REIT	6,380	45,388
Dream Office REIT	11,616	241,675
Dream Unlimited Corp. Class Ab	11,308	82,321
First Capital Realty Inc.	22,176	345,466
Granite REIT	5,236	183,890
H&R REIT	30,184	556,015
InnVest REIT	12,232	55,727
InterRent REIT	7,040	36,131
Killam Properties Inc.	13,112	114,400
Mainstreet Equity Corp.[b]	1,584	46,988
Melcor Developments Ltd.	2,860	43,922
Milestone Apartments REIT	6,820	75,335
Morguard Corp.	1,276	153,745
Morguard North American REIT	4,048	33,848
Morguard REIT	7,260	98,711
Northern Property REIT	3,520	65,536

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2015

Security	Shares	Value
NorthWest Healthcare Properties REIT[a]	5,060	$36,437
Plaza Retail REIT	11,748	40,721
Pure Industrial Real Estate Trust	21,868	87,196
Retrocom REIT[a]	6,776	21,133
RioCan REIT	33,968	776,986

		5,707,701
CHINA — 0.38%
Beijing Properties Holdings Ltd.[a,b]	440,000	38,024
China Merchants Land Ltd.[a]	264,000	40,180
China Oceanwide Holdings Ltd.	404,000	51,588
Goldin Properties Holdings Ltd.[a,b]	264,000	468,543
Road King Infrastructure Ltd.	44,000	40,294

		638,629
DENMARK — 0.04%
Jeudan A/S	528	51,160
TK Development A/Sb	12,188	17,434

		68,594
FINLAND — 0.30%
Citycon OYJ	54,868	178,199
Sponda OYJ	51,568	220,982
Technopolis OYJ	21,604	97,219

		496,400
FRANCE — 7.03%
Altarea SCA	528	100,372
ANF Immobilier	2,200	58,125
Fonciere de Paris SIIC	1,188	145,454
Fonciere Des Regions	10,032	993,073
Fonciere Des Regions New[b]	667	64,293
Gecina SA	8,008	1,082,384
ICADE	7,172	647,491
Klepierre	46,244	2,269,241
Mercialys SA	12,452	316,081
Nexity SA	6,292	262,972
Unibail-Rodamco SE	21,694	5,849,302

		11,788,788
GERMANY — 3.93%
alstria office REIT-AG	17,336	243,814
Deutsche Annington Immobilien SE	54,902	1,851,493
Deutsche Euroshop AG	10,164	505,090
Deutsche Wohnen AG Bearer	64,900	1,661,710
DIC Asset AG	9,812	98,183
DO Deutsche Office AGb	14,080	61,244
Grand City Properties SAb	17,072	316,834

Security	Shares	Value
Hamborner REIT AG	10,648	$117,161
LEG Immobilien AG	12,672	1,005,350
PATRIZIA Immobilien AGb	7,568	135,657
TAG Immobilien AGa	26,708	368,594
TLG Immobilien AGb	7,832	122,851
Vib Vermoegen AG	5,508	100,417

		6,588,398
HONG KONG — 16.97%
Champion REIT	616,000	293,180
China New Town Development Co. Ltd.[a,b]	704,000	32,847
Chinese Estates Holdings Ltd.	110,000	343,349
CK Hutchison Holdings Ltd.	291,000	5,960,338
CSI Properties Ltd.[a]	1,328,000	47,104
Emperor International Holdings Ltd.	177,000	39,495
Far East Consortium International Ltd./HK	176,000	66,967
Fragrance Group Ltd.[a]	239,000	35,718
Gemdale Properties & Investment Corp. Ltd.	352,000	19,523
Great Eagle Holdings Ltd.	44,000	154,933
Greenland Hong Kong Holdings Ltd.	88,000	52,212
Hang Lung Group Ltd.	220,000	1,003,089
Hang Lung Properties Ltd.	528,000	1,484,629
Henderson Land Development Co. Ltd.	264,664	1,858,746
HKR International Ltd.	140,800	71,371
Hongkong Land Holdings Ltd.	264,000	1,993,200
Hysan Development Co. Ltd.	176,000	771,825
International Entertainment Corp.[a,b]	88,000	25,992
K Wah International Holdings Ltd.[a]	264,000	130,416
Kerry Properties Ltd.	154,000	535,312
Kowloon Development Co. Ltd.	88,000	102,040
Lai Fung Holdings Ltd.	1,672,000	31,055
Lai Sun Development Co. Ltd.	2,348,000	52,090
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	198,000	93,215
Link REIT (The)	506,000	3,119,650
New Century REIT	88,000	35,186
New World China Land Ltd.	617,999	395,364
Prosperity REIT	308,000	112,028
Regal REIT[a]	176,000	50,396
Sino Land Co. Ltd.	968,000	1,578,156
Sinolink Worldwide Holdings Ltd.[b]	528,000	41,542

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2015

Security	Shares	Value
Spring REIT	132,000	$62,484
Sun Hung Kai Properties Ltd.	370,000	5,707,689
Sunlight REIT[a]	220,000	107,261
Swire Properties Ltd.	237,600	773,812
TAI Cheung Holdings Ltd.[a]	88,000	71,507
Tian An China Investment Co. Ltd.[a]	176,200	110,224
Wheelock & Co. Ltd.	176,000	900,084
Yuexiu REIT	264,000	150,506
Zhuguang Holdings Group Co. Ltd.[a,b]	264,000	56,865

		28,471,400
IRELAND — 0.31%
Green REIT PLC	151,140	265,563
Hibernia REIT PLC	151,327	190,154
Irish Residential Properties REIT PLC	61,746	66,647

		522,364
ISRAEL — 0.86%
Africa Israel Investments Ltd.[b]	24,363	21,522
Africa Israel Properties Ltd.	2,860	39,735
Airport City Ltd.[b]	4,934	51,837
AL-ROV Israel Ltd.[b]	880	26,400
Alony Hetz Properties & Investments Ltd.	17,292	133,450
Amot Investments Ltd.	25,564	84,534
Azrieli Group	6,908	284,366
Big Shopping Centers Ltd.	572	28,408
Elbit Imaging Ltd.[b]	6,292	8,156
Gazit-Globe Ltd.	19,624	242,789
Industrial Buildings Corp. Ltd.	14,784	16,302
Jerusalem Economy Ltd.	4,268	15,262
Jerusalem Oil Exploration[b]	1,760	58,819
Melisron Ltd.	2,948	112,251
Nitsba Holdings 1995 Ltd.[b]	5,368	86,189
Norstar Holdings Inc.	3,520	91,437
REIT 1 Ltd.	34,364	105,424
Sella Capital Real Estate Ltd.	20,636	33,144

		1,440,025
ITALY — 0.14%
Beni Stabili SpA SIIQ	197,648	154,960
Immobiliare Grande Distribuzione SIIQ SpA	66,703	66,624
Prelios SpA[a,b]	40,392	20,801

		242,385

Security	Shares	Value
JAPAN — 27.48%
Activia Properties Inc.	57	$498,587
Advance Residence Investment Corp.	308	739,919
Aeon Mall Co. Ltd.	26,480	525,515
AEON REIT Investment Corp.	220	315,897
Airport Facilities Co. Ltd.	4,400	24,729
Comforia Residential REIT Inc.	99	216,038
Daibiru Corp.	13,200	136,485
Daikyo Inc.	88,000	132,816
Daito Trust Construction Co. Ltd.	17,600	1,970,231
Daiwa House Industry Co. Ltd.	149,600	2,957,695
Daiwa House REIT Investment Corp.	44	192,987
Daiwa House Residential Investment Corp.	176	385,094
Daiwa Office Investment Corp.	88	475,497
Frontier Real Estate Investment Corp.	88	418,995
Fukuoka REIT Corp.	132	246,554
Global One Real Estate Investment Corp.	44	151,895
GLP J-REIT	528	547,262
Goldcrest Co. Ltd.	4,400	76,681
Hankyu REIT Inc.	176	222,339
Heiwa Real Estate Co. Ltd.	8,800	123,864
Heiwa Real Estate REIT Inc.	176	140,595
Hulic Co. Ltd.	88,000	991,353
Hulic Reit Inc.	176	270,769
Ichigo Real Estate Investment Corp.	220	178,128
Industrial & Infrastructure Fund Investment Corp.	88	410,190
Invesco Office J-Reit Inc.	88	86,367
Invincible Investment Corp.	484	248,205
Japan Excellent Inc.	264	344,956
Japan Hotel REIT Investment Corp.	660	469,994
Japan Logistics Fund Inc.	176	365,869
Japan Prime Realty Investment Corp.	176	606,846
Japan Real Estate Investment Corp.	264	1,243,777
Japan Rental Housing Investments Inc.	176	128,560
Japan Retail Fund Investment Corp.	549	1,092,278
Jowa Holdings Co. Ltd.	4,400	169,873
Keihanshin Building Co. Ltd.	8,800	52,099
Kenedix Office Investment Corp.	88	482,835
Kenedix Residential Investment Corp.	88	273,337
Kenedix Retail REIT Corp.[b]	44	102,107
Leopalace21 Corp.[b]	61,600	323,089

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2015

Security	Shares	Value
MID REIT Inc.	44	$106,693
Mitsubishi Estate Co. Ltd.	308,000	7,157,774
Mitsui Fudosan Co. Ltd.	220,556	6,491,160
Mori Hills REIT Investment Corp.	264	372,693
MORI TRUST Sogo REIT Inc.	220	456,052
Nippon Accommodations Fund Inc.	88	334,609
Nippon Building Fund Inc.	308	1,515,280
Nippon Prologis REIT Inc.	391	862,042
NIPPON REIT Investment Corp.	44	119,792
Nomura Real Estate Holdings Inc.	30,800	556,288
Nomura Real Estate Master Fund Inc.	396	492,668
Nomura Real Estate Office Fund Inc.	88	427,801
Nomura Real Estate Residential Fund Inc.	44	244,720
NTT Urban Development Corp.	26,400	264,605
Orix JREIT Inc.	479	686,996
Premier Investment Corp.	52	299,621
Sekisui House Reit Inc.[b]	132	152,555
Sekisui House SI Residential Investment Corp.	220	237,932
Shinoken Group Co. Ltd.	4,500	54,859
Starts Proceed Investment Corp.	44	77,305
Sumitomo Realty & Development Co. Ltd.	105,000	3,786,304
Takara Leben Co. Ltd.	17,600	94,512
TOC Co. Ltd.	22,000	172,808
Tokyo Tatemono Co. Ltd.	88,000	645,737
Tokyu Fudosan Holdings Corp.	118,800	812,308
TOKYU REIT Inc.	220	285,629
Top REIT Inc.	44	183,265
United Urban Investment Corp.	572	892,401

		46,124,716
NETHERLANDS — 0.75%
Eurocommercial Properties NV	9,548	437,408
NSI NV	18,832	84,603
VastNed Retail NV	4,400	215,464
Wereldhave NV	7,871	528,341

		1,265,816
NEW ZEALAND — 0.65%
Argosy Property Ltd.	181,060	154,786
DNZ Property Fund Ltd.	70,796	103,525
Goodman Property Trust	230,164	206,257
Kiwi Property Group Ltd.	236,764	229,926

Security	Shares	Value
Precinct Properties New Zealand Ltd.	224,476	$197,793
Property for Industry Ltd.	99,352	117,344
Vital Healthcare Property Trust	63,844	82,348

		1,091,979
NORWAY — 0.24%
Entra ASA[b,c]	15,400	160,037
Norwegian Property ASA[b]	60,430	77,983
Olav Thon Eiendomsselskap ASA	6,688	132,364
Selvaag Bolig ASA	11,132	38,538

		408,922
SINGAPORE — 7.91%
AIMS AMP Capital Industrial REIT	132,385	143,802
Ascendas Hospitality Trust[a]	176,000	87,249
Ascendas India Trust	176,000	115,477
Ascendas REIT	458,535	865,791
Ascott Residence Trust	226,360	205,452
Cache Logistics Trust	176,000	150,762
Cambridge Industrial Trust[a]	264,440	136,876
CapitaCommercial Trust	470,800	605,790
CapitaLand Ltd.	572,000	1,492,863
CapitaMall Trust	572,000	917,402
CapitaRetail China Trust	153,660	180,355
CDL Hospitality Trusts	132,000	168,885
City Developments Ltd.	101,500	744,397
Croesus Retail Trust[a]	115,800	78,511
Far East Hospitality Trust[a]	176,000	102,646
First REIT	132,000	134,723
Fortune REIT[a]	308,000	326,947
Frasers Centrepoint Ltd.[a]	79,200	101,620
Frasers Centrepoint Trust[a]	132,000	194,387
Frasers Commercial Trust	88,600	96,887
Frasers Hospitality Trust[a,b]	88,000	57,418
Global Logistic Properties Ltd.	686,400	1,326,063
GuocoLand Ltd.[a]	79,200	105,084
Ho Bee Land Ltd.	44,000	68,966
Keppel DC REIT[b]	198,000	148,677
Keppel REIT[a]	383,500	335,496
Lippo Malls Indonesia Retail Trust	379,800	95,525
Mapletree Commercial Trust	308,000	359,262
Mapletree Greater China Commercial Trust[a]	396,000	300,241
Mapletree Industrial Trust	264,640	304,827
Mapletree Logistics Trust	347,640	315,529
OUE Commercial REIT	44,000	25,662
OUE Hospitality Trust	178,000	121,980

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2015

Security	Shares	Value
Oxley Holdings Ltd.[a]	105,600	$38,492
Parkway Life REIT[a]	88,000	151,403
Perennial Real Estate Holdings Ltd.[b]	83,658	63,733
Sabana Shari’ah Compliant Industrial REIT[a]	132,000	86,608
Sinarmas Land Ltd.[a]	220,000	121,893
SingHaiyi Group Ltd.[a,b]	132,000	14,627
Soilbuild Business Space REIT	132,000	77,947
SPH REIT	178,000	134,957
Starhill Global REIT	308,000	187,490
Suntec REIT	563,200	761,636
United Industrial Corp. Ltd.[a]	46,000	115,025
UOL Group Ltd.	141,000	785,332
Wheelock Properties Singapore Ltd.	62,000	84,071
Wing Tai Holdings Ltd.	114,950	160,898
Yoma Strategic Holdings Ltd.[a,b]	234,733	81,285

		13,280,949
SPAIN — 0.62%
Axia Real Estate SOCIMI SAb	7,656	100,562
Hispania Activos Inmobiliarios SAU[b]	11,792	155,078
Inmobiliaria Colonial SAb	427,284	288,191
Lar Espana Real Estate SOCIMI SAb	8,668	99,890
Merlin Properties SOCIMI SAb	28,732	391,281
Realia Business SAb	16,104	13,318

		1,048,320
SWEDEN — 2.08%
Atrium Ljungberg AB Class B	10,736	163,454
Castellum AB	38,588	583,023
Corem Property Group AB	4,796	16,850
Dios Fastigheter AB	11,044	87,721
Fabege AB	30,580	438,982
Fastighets AB Balder Class Bb	15,488	262,203
Hemfosa Fastigheter ABb	14,794	337,941
Hufvudstaden AB Class A	26,268	360,330
Klovern AB Class A	10,948	12,695
Klovern AB Class Bb	96,271	111,631
Kungsleden AB	34,013	263,260
Platzer Fastigheter Holding AB	5,720	25,867
Sagax AB	14,256	92,984
Tribona AB	6,204	27,552
Wallenstam AB Class B	24,728	408,308
Wihlborgs Fastigheter AB	15,400	297,320

		3,490,121

Security	Shares	Value
SWITZERLAND — 1.86%
Allreal Holding AG Registered	2,068	$302,333
Hiag Immobilien AGb	572	53,325
Intershop Holdings AG Bearer	352	144,960
Mobimo Holding AG Registered	1,452	342,931
PSP Swiss Property AG Registered	8,580	809,592
Solvalor 61	880	230,578
Swiss Prime Site AG Registered	13,464	1,171,325
Zug Estates Holding AG Bearer	44	63,964

		3,119,008
UNITED KINGDOM — 10.69%
Assura PLC	204,952	189,396
Big Yellow Group PLC	30,668	294,785
British Land Co. PLC (The)	227,172	2,807,499
Capital & Counties Properties PLC	166,408	990,108
CLS Holdings PLC[a,b]	3,476	88,754
Daejan Holdings PLC	1,848	161,995
Derwent London PLC	23,921	1,215,888
Development Securities PLC	27,896	96,075
Grainger PLC	91,300	279,609
Great Portland Estates PLC	77,572	934,489
Hammerson PLC	174,328	1,720,954
Hansteen Holdings PLC	155,936	283,109
Helical Bar PLC	25,080	146,784
Intu Properties PLC	208,912	1,079,253
Land Securities Group PLC	173,976	3,236,092
LondonMetric Property PLC	137,896	331,215
McKay Securities PLC	16,984	63,032
Mucklow A & J Group PLC	14,388	103,378
Primary Health Properties PLC	25,432	152,809
Quintain Estates & Development PLC[b]	122,584	171,967
Raven Russia Ltd.[a,b]	96,228	70,354
Redefine International PLC/Isle of Man	196,856	171,687
Safestore Holdings PLC	46,332	200,321
Schroder REIT Ltd.	113,696	105,067
SEGRO PLC	165,000	1,021,166
Shaftesbury PLC	62,832	774,642
ST Modwen Properties PLC	42,108	277,792
Tritax Big Box REIT PLC	99,704	172,062
UNITE Group PLC (The)	46,684	405,766
Urban & Civic PLC	19,932	76,488

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2015

Security	Shares	Value
Workspace Group PLC	24,332	$308,653

		17,931,189

TOTAL COMMON STOCKS (Cost: $151,738,634)		166,385,143

INVESTMENT COMPANIES — 0.32%

UNITED KINGDOM — 0.32%
F&C Commercial Property Trust Ltd.	136,004	275,591
Picton Property Income Ltd.	100,144	106,666
UK Commercial Property Trust Ltd.	110,220	150,369

		532,626

TOTAL INVESTMENT COMPANIES (Cost: $426,243)		532,626

SHORT-TERM INVESTMENTS — 1.96%

MONEY MARKET FUNDS — 1.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	3,023,606	3,023,606
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	174,675	174,675
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	93,335	93,335

		3,291,616

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,291,616)		3,291,616

TOTAL INVESTMENTS IN SECURITIES — 101.42% (Cost: $155,456,493)		170,209,385
Other Assets, Less Liabilities — (1.42)%		(2,389,337)

NET ASSETS — 100.00%		$167,820,048

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® JAPAN LARGE-CAP ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.08%

AIR FREIGHT & LOGISTICS — 0.36%
Yamato Holdings Co. Ltd.	12,500	$288,931

		288,931
AIRLINES — 0.81%
ANA Holdings Inc.	110,000	295,168
Japan Airlines Co. Ltd.	11,500	358,641

		653,809
AUTO COMPONENTS — 3.18%
Aisin Seiki Co. Ltd.	6,000	218,137
Bridgestone Corp.	21,500	863,406
Denso Corp.	17,000	777,244
Sumitomo Electric Industries Ltd.	25,000	328,330
Toyota Industries Corp.	6,500	372,900

		2,560,017
AUTOMOBILES — 13.03%
Fuji Heavy Industries Ltd.	21,000	698,862
Honda Motor Co. Ltd.	57,000	1,855,085
Isuzu Motors Ltd.	21,000	279,737
Nissan Motor Co. Ltd.	81,500	831,820
Suzuki Motor Corp.	14,500	436,783
Toyota Motor Corp.	91,500	6,396,035

		10,498,322
BANKS — 8.50%
Mitsubishi UFJ Financial Group Inc.	448,500	2,781,317
Mizuho Financial Group Inc.	771,000	1,357,166
Resona Holdings Inc.	69,500	345,747
Shinsei Bank Ltd.	60,000	119,575
Sumitomo Mitsui Financial Group Inc.	45,000	1,726,641
Sumitomo Mitsui Trust Holdings Inc.	125,040	516,634

		6,847,080
BEVERAGES — 1.08%
Asahi Group Holdings Ltd.	15,500	492,885
Kirin Holdings Co. Ltd.	29,000	381,347

		874,232
BUILDING PRODUCTS — 1.57%
Asahi Glass Co. Ltd.	40,000	262,831
Daikin Industries Ltd.	9,500	637,373
LIXIL Group Corp.	9,000	213,659
TOTO Ltd.	10,000	148,843

		1,262,706

Security	Shares	Value
CAPITAL MARKETS — 1.37%
Daiwa Securities Group Inc.	50,000	$394,413
Nomura Holdings Inc.	120,500	709,586

		1,103,999
CHEMICALS — 3.90%
Asahi Kasei Corp.	40,000	383,239
JSR Corp.	6,500	112,900
Kuraray Co. Ltd.	11,000	149,235
Mitsubishi Chemical Holdings Corp.	48,000	279,615
Mitsui Chemicals Inc.	30,000	96,560
Nippon Paint Holdings Co. Ltd.	7,000	256,827
Nitto Denko Corp.	5,000	334,793
Shin-Etsu Chemical Co. Ltd.	13,000	850,948
Sumitomo Chemical Co. Ltd.	50,000	257,661
Toray Industries Inc.	50,000	419,846

		3,141,624
COMMERCIAL SERVICES & SUPPLIES — 0.97%
Dai Nippon Printing Co. Ltd.	20,000	194,789
Secom Co. Ltd.	6,500	434,959
Toppan Printing Co. Ltd.	20,000	154,430

		784,178
CONSTRUCTION & ENGINEERING — 1.03%
JGC Corp.	8,000	159,333
Kajima Corp.	30,000	139,587
Obayashi Corp.	25,000	162,602
Shimizu Corp.	25,000	169,481
Taisei Corp.	35,000	198,165

		829,168
CONSTRUCTION MATERIALS — 0.15%
Taiheiyo Cement Corp.	40,000	122,410

		122,410
CONTAINERS & PACKAGING — 0.10%
Toyo Seikan Group Holdings Ltd.	5,500	80,809

		80,809
DIVERSIFIED FINANCIAL SERVICES — 0.73%
ORIX Corp.	42,000	591,345

		591,345
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.72%
Nippon Telegraph & Telephone Corp.	22,500	1,387,805

		1,387,805
ELECTRIC UTILITIES — 0.94%
Chubu Electric Power Co. Inc.	22,500	269,043
Kansai Electric Power Co. Inc. (The)[a]	25,500	243,784
Kyushu Electric Power Co. Inc.[a]	15,000	145,716

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® JAPAN LARGE-CAP ETF

March 31, 2015

Security	Shares	Value
Tokyo Electric Power Co. Inc.[a]	25,500	$96,748

		755,291
ELECTRICAL EQUIPMENT — 1.70%
Mitsubishi Electric Corp.	70,000	833,813
Nidec Corp.	8,000	532,799

		1,366,612
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.42%
Hirose Electric Co. Ltd.	1,050	136,060
Hitachi Ltd.	155,000	1,063,965
Hoya Corp.	13,500	542,308
Keyence Corp.	1,536	840,205
Kyocera Corp.	11,000	604,644
Murata Manufacturing Co. Ltd.	6,500	896,206
TDK Corp.	4,000	284,845

		4,368,233
FOOD & STAPLES RETAILING — 1.85%
Aeon Co. Ltd.	27,000	296,960
Lawson Inc.	2,000	138,920
Seven & I Holdings Co. Ltd.	25,000	1,053,367

		1,489,247
FOOD PRODUCTS — 1.29%
Ajinomoto Co. Inc.	20,000	439,358
NH Foods Ltd.	6,000	138,487
Nissin Foods Holdings Co. Ltd.	3,000	147,842
Yakult Honsha Co. Ltd.	4,500	314,071

		1,039,758
GAS UTILITIES — 0.93%
Osaka Gas Co. Ltd.	65,000	272,466
Tokyo Gas Co. Ltd.	75,000	472,921

		745,387
HEALTH CARE EQUIPMENT & SUPPLIES — 0.38%
Terumo Corp.	11,500	303,982

		303,982
HOTELS, RESTAURANTS & LEISURE — 0.75%
Oriental Land Co. Ltd./Japan	8,000	606,712

		606,712
HOUSEHOLD DURABLES — 3.13%
Nikon Corp.	13,000	174,526
Panasonic Corp.	73,000	959,942
Sekisui House Ltd.	20,000	291,098
Sharp Corp./Japan[a,b]	55,000	107,776
Sony Corp.[a]	37,000	984,198

		2,517,540

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.51%
Unicharm Corp.	15,500	$407,388

		407,388
INDUSTRIAL CONGLOMERATES — 0.70%
Toshiba Corp.	135,000	567,580

		567,580
INSURANCE — 2.90%
Dai-ichi Life Insurance Co. Ltd. (The)	36,000	523,978
MS&AD Insurance Group Holdings Inc.	17,000	477,715
Sompo Japan Nipponkoa Holdings Inc.	13,000	404,878
Tokio Marine Holdings Inc.	24,500	927,190

		2,333,761
INTERNET SOFTWARE & SERVICES — 0.20%
Yahoo Japan Corp.	39,000	161,301

		161,301
IT SERVICES — 0.73%
Fujitsu Ltd.	60,000	409,806
NTT Data Corp.	4,000	174,442

		584,248
LEISURE PRODUCTS — 0.12%
Sega Sammy Holdings Inc.	6,500	95,068

		95,068
MACHINERY — 5.79%
FANUC Corp.	6,000	1,313,321
Kawasaki Heavy Industries Ltd.	55,000	278,382
Komatsu Ltd.	31,000	610,694
Kubota Corp.	37,000	587,125
Makita Corp.	4,500	234,146
Mitsubishi Heavy Industries Ltd.	105,000	579,875
NGK Insulators Ltd.	10,000	213,884
NSK Ltd.	15,000	219,888
SMC Corp./Japan	2,100	627,680

		4,664,995
MARINE — 0.37%
Mitsui OSK Lines Ltd.	40,000	136,085
Nippon Yusen KK	55,000	158,682

		294,767
MEDIA — 0.43%
Dentsu Inc.	8,000	343,548

		343,548
METALS & MINING — 2.22%
JFE Holdings Inc.	18,025	398,902
Kobe Steel Ltd.	110,000	203,627

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JAPAN LARGE-CAP ETF

March 31, 2015

Security	Shares	Value
Mitsubishi Materials Corp.	40,000	$134,751
Nippon Steel & Sumitomo Metal Corp.	300,045	756,836
Sumitomo Metal Mining Co. Ltd.	20,000	293,267

		1,787,383
OIL, GAS & CONSUMABLE FUELS — 0.84%
INPEX Corp.	34,000	375,793
JX Holdings Inc.	78,040	300,772

		676,565
PAPER & FOREST PRODUCTS — 0.15%
Oji Holdings Corp.	30,000	123,077

		123,077
PERSONAL PRODUCTS — 1.27%
Kao Corp.	16,000	800,500
Shiseido Co. Ltd.	12,500	222,327

		1,022,827
PHARMACEUTICALS — 6.08%
Astellas Pharma Inc.	71,540	1,173,692
Chugai Pharmaceutical Co. Ltd.	6,500	205,149
Daiichi Sankyo Co. Ltd.	21,003	333,981
Eisai Co. Ltd.	8,500	604,941
Ono Pharmaceutical Co. Ltd.	3,500	396,331
Otsuka Holdings Co. Ltd.	17,500	548,603
Shionogi & Co. Ltd.	10,000	333,959
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	149,093
Takeda Pharmaceutical Co. Ltd.	23,000	1,150,527

		4,896,276
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.58%
Daiwa House Industry Co. Ltd.	21,000	415,184
Mitsubishi Estate Co. Ltd.	45,000	1,045,779
Mitsui Fudosan Co. Ltd.	30,000	882,927
Sumitomo Realty & Development Co. Ltd.	15,000	540,900

		2,884,790
ROAD & RAIL — 4.11%
Central Japan Railway Co.	6,500	1,178,591
East Japan Railway Co.	12,500	1,004,795
Kintetsu Corp.	60,000	220,638
Nippon Express Co. Ltd.	30,000	168,105
Odakyu Electric Railway Co. Ltd.	20,000	204,294
Tokyu Corp.	35,000	217,136
West Japan Railway Co.	6,000	315,347

		3,308,906

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —0.73%
Rohm Co. Ltd.	3,000	$205,879
Tokyo Electron Ltd.	5,500	384,415

		590,294
SOFTWARE — 0.64%
Nintendo Co. Ltd.	3,500	515,843

		515,843
SPECIALTY RETAIL — 1.31%
Fast Retailing Co. Ltd.	2,000	775,401
Nitori Holdings Co. Ltd.	2,500	169,689
Yamada Denki Co. Ltd.	27,500	113,509

		1,058,599
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.06%
Canon Inc.	35,550	1,259,257
FUJIFILM Holdings Corp.	15,500	552,727
Konica Minolta Inc.	15,500	157,811
NEC Corp.	80,000	235,481
Ricoh Co. Ltd.	23,500	256,310

		2,461,586
TOBACCO — 1.44%
Japan Tobacco Inc.	36,500	1,156,708

		1,156,708
TRADING COMPANIES & DISTRIBUTORS — 3.86%
ITOCHU Corp.	52,500	569,762
Marubeni Corp.	54,000	313,396
Mitsubishi Corp.	51,500	1,039,448
Mitsui & Co. Ltd.	56,500	759,458
Sumitomo Corp.	39,500	423,408

		3,105,472
WIRELESS TELECOMMUNICATION SERVICES — 3.15%
NTT DOCOMO Inc.	44,000	765,161
SoftBank Corp.	30,500	1,775,193

		2,540,354

TOTAL COMMON STOCKS (Cost: $89,633,778)		79,800,533

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	107,112	107,112

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® JAPAN LARGE-CAP ETF

March 31, 2015

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	6,188	$6,188
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	14,083	14,083

		127,383

TOTAL SHORT-TERM INVESTMENTS (Cost: $127,383)		127,383

TOTAL INVESTMENTS IN SECURITIES — 99.24%
(Cost: $89,761,161)		79,927,916
Other Assets, Less Liabilities — 0.76%		614,386

NET ASSETS — 100.00%		$80,542,302

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LATIN AMERICA 40 ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 74.97%

BRAZIL — 23.21%
Ambev SA ADR	7,940,240	$45,735,782
Banco do Brasil SA	1,944,800	13,940,543
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	3,000,800	10,478,060
BRF SA ADR	1,155,704	22,859,825
CCR SA	1,504,800	7,674,428
Cia. Siderurgica Nacional SA ADR[a]	1,258,664	2,114,556
Cielo SA	1,179,240	16,857,882
CPFL Energia SA ADR	486,200	6,184,464
Embraer SA ADR	280,720	8,632,140
Itausa — Investimentos Itau SAb	40,569	126,679
Ultrapar Participacoes SA	756,800	15,351,004

		149,955,363
CHILE — 11.28%
Banco de Chile	36,200,384	4,064,268
Banco Santander Chile ADR	271,392	5,883,779
Cencosud SA	2,068,440	4,909,642
Empresa Nacional de Electricidad SA/Chile ADR	190,784	8,594,819
Empresas CMPC SA	2,304,632	6,327,572
Empresas COPEC SA	882,376	10,275,986
Enersis SA ADR	667,656	10,856,087
LATAM Airlines Group SA ADR[a,b]	627,704	5,059,294
SACI Falabella	1,823,184	13,971,017
Sociedad Quimica y Minera de Chile SA ADR	161,832	2,953,434

		72,895,898
COLOMBIA — 2.21%
Bancolombia SA ADR	197,032	7,749,268
Ecopetrol SA ADR[a]	430,144	6,546,792

		14,296,060
MEXICO — 33.69%
Alfa SAB de CVb	6,353,600	12,845,455
America Movil SAB de CV	69,678,400	71,625,695
Cemex SAB de CV CPO[b]	21,410,463	20,336,374
Fomento Economico Mexicano SAB de CVb	3,616,800	33,976,090
Grupo Elektra SAB de CVa	115,280	2,985,547
Grupo Financiero Banorte SAB de CV	4,831,200	28,072,129
Grupo Televisa SAB[b]	3,766,400	24,921,025

Security	Shares	Value
Wal-Mart de Mexico SAB de CV	9,152,000	$22,894,643

		217,656,958
PERU — 4.58%
Cia. de Minas Buenaventura SA ADR	321,552	3,257,322
Credicorp Ltd.	113,520	15,964,317
Southern Copper Corp.	354,728	10,350,963

		29,572,602

TOTAL COMMON STOCKS (Cost: $652,582,653)		484,376,881

PREFERRED STOCKS — 24.79%

BRAZIL — 24.79%
Banco Bradesco SA ADR	4,399,930	40,831,347
Cia. Energetica de Minas Gerais ADR	1,255,760	5,136,058
Gerdau SA ADR	1,558,480	4,987,136
Itau Unibanco Holding SA ADR	4,811,928	53,219,924
Itausa — Investimentos Itau SA	5,500,074	17,174,287
Petroleo Brasileiro SA ADR	3,564,264	21,706,368
Vale SA ADR	3,533,376	17,136,873

		160,191,993

TOTAL PREFERRED STOCKS (Cost: $429,291,671)		160,191,993

SHORT-TERM INVESTMENTS — 2.04%

MONEY MARKET FUNDS — 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	11,883,017	11,883,017
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	686,487	686,487
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	589,625	589,625

		13,159,129

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,159,129)		13,159,129

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® LATIN AMERICA 40 ETF

March 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 101.80%
(Cost: $1,095,033,453)	$657,728,003
Other Assets, Less Liabilities — (1.80)%	(11,633,948)

NET ASSETS — 100.00%	$646,094,055

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2015

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments, at cost:
Unaffiliated	$315,077,723	$73,211,131	$2,903,751,903
Affiliated (Note 2)	2,863,217	120,404	8,511,068

Total cost of investments	$317,940,940	$73,331,535	$2,912,262,971

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$386,221,888	$80,442,320	$2,695,940,571
Affiliated (Note 2)	2,863,217	120,404	8,511,068

Total fair value of investments	389,085,105	80,562,724	2,704,451,639
Foreign currency, at value[b]	1,104,796	78,460	4,118,591
Receivables:
Investment securities sold	—	3,774,928	976,509
Dividends and interest	1,213,266	123,930	9,920,581
Capital shares sold	1,747,787	—	—

Total Assets	393,150,954	84,540,042	2,719,467,320

LIABILITIES
Payables:
Investment securities purchased	2,241,060	3,725,625	1,197,011
Deposit for capital contribution	883,116	—	—
Collateral for securities on loan (Note 1)	2,087,404	—	6,670,758
Capital shares redeemed	—	226,110	—
Investment advisory fees (Note 2)	157,408	52,365	1,378,385

Total Liabilities	5,368,988	4,004,100	9,246,154

NET ASSETS	$387,781,966	$80,535,942	$2,710,221,166

Net assets consist of:
Paid-in capital	$339,620,564	$92,025,082	$3,184,815,297
Undistributed (distributions in excess of) net investment income	350,684	(32,234)	16,910,877
Accumulated net realized loss	(23,324,967)	(18,686,691)	(283,305,156)
Net unrealized appreciation (depreciation)	71,135,685	7,229,785	(208,199,852)

NET ASSETS	$387,781,966	$80,535,942	$2,710,221,166

Shares outstanding[c]	7,800,000	2,450,000	61,200,000

Net asset value per share	$49.72	$32.87	$44.28

[a]	Securities on loan with values of $1,988,046, $ — and $6,244,643, respectively. See Note 1.
[b]	Cost of foreign currency: $1,104,843, $79,753 and $4,147,372, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

	iShares International Developed Property ETF	iShares Japan Large-Cap ETF	iShares Latin America 40 ETF

ASSETS
Investments, at cost:
Unaffiliated	$152,164,877	$89,633,778	$1,081,874,324
Affiliated (Note 2)	3,291,616	127,383	13,159,129

Total cost of investments	$155,456,493	$89,761,161	$1,095,033,453

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$166,917,769	$79,800,533	$644,568,874
Affiliated (Note 2)	3,291,616	127,383	13,159,129

Total fair value of investments	170,209,385	79,927,916	657,728,003
Foreign currency, at value[b]	849,644	153,921	792,067
Receivables:
Dividends and interest	625,302	607,907	412,899

Total Assets	171,684,331	80,689,744	658,932,969

LIABILITIES
Payables:
Investment securities purchased	596,294	—	—
Collateral for securities on loan (Note 1)	3,198,281	113,300	12,569,504
Investment advisory fees (Note 2)	69,708	34,142	269,410

Total Liabilities	3,864,283	147,442	12,838,914

NET ASSETS	$167,820,048	$80,542,302	$646,094,055

Net assets consist of:
Paid-in capital	$192,235,105	$109,133,096	$1,616,517,568
Undistributed (distributions in excess of) net investment income	(2,965,860)	175,858	3,167,049
Accumulated net realized loss	(36,193,413)	(18,928,492)	(536,286,004)
Net unrealized appreciation (depreciation)	14,744,216	(9,838,160)	(437,304,558)

NET ASSETS	$167,820,048	$80,542,302	$646,094,055

Shares outstanding[c]	4,400,000	1,500,000	22,000,000

Net asset value per share	$38.14	$53.69	$29.37

[a]	Securities on loan with values of $2,955,345, $107,776 and $11,709,433, respectively. See Note 1.
[b]	Cost of foreign currency: $851,909, $154,716 and $788,300, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2015

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,681,928	$3,367,515	$104,154,633
Interest — affiliated (Note 2)	15	5	56
Securities lending income — affiliated — net (Note 2)	16,164	10,198	224,238

	8,698,107	3,377,718	104,378,927
Less: Other foreign taxes (Note 1)	(43,546)	–	–

Total investment income	8,654,561	3,377,718	104,378,927

EXPENSES
Investment advisory fees (Note 2)	1,562,577	742,187	18,626,187

Total expenses	1,562,577	742,187	18,626,187

Net investment income	7,091,984	2,635,531	85,752,740

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,571,197)	(2,355,556)	(49,060,555)
In-kind redemptions — unaffiliated	–	4,656,579	184,788,891
Foreign currency transactions	(55,929)	(17,626)	(1,128,122)

Net realized gain (loss)	(4,627,126)	2,283,397	134,600,214

Net change in unrealized appreciation/depreciation on:
Investments	26,709,578	(2,963,787)	(410,063,589)
Translation of assets and liabilities in foreign currencies	(2,444)	(2,492)	(502,419)

Net change in unrealized appreciation/depreciation	26,707,134	(2,966,279)	(410,566,008)

Net realized and unrealized gain (loss)	22,080,008	(682,882)	(275,965,794)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,171,992	$1,952,649	$(190,213,054)

[a]	Net of foreign withholding tax of $861,195, $138,009 and $9,739,696, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

	iShares International Developed Property ETF	iShares Japan Large-Cap ETF	iShares Latin America 40 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,875,379	$1,365,598	$28,365,085
Interest — affiliated (Note 2)	5	1	48
Securities lending income — affiliated — net (Note 2)	33,418	2,145	222,209

Total investment income	7,908,802	1,367,744	28,587,342

EXPENSES
Investment advisory fees (Note 2)	851,427	399,572	4,823,940

Total expenses	851,427	399,572	4,823,940

Net investment income	7,057,375	968,172	23,763,402

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,371,806)	(475,243)	(43,894,557)
In-kind redemptions — unaffiliated	5,451,692	2,591,612	6,542,303
Foreign currency transactions	50,854	(54,111)	(451,149)

Net realized gain (loss)	3,130,740	2,062,258	(37,803,403)

Net change in unrealized appreciation/depreciation on:
Investments	4,897,384	6,040,578	(159,800,658)
Translation of assets and liabilities in foreign currencies	(10,425)	1,841	(10,429)

Net change in unrealized appreciation/depreciation	4,886,959	6,042,419	(159,811,087)

Net realized and unrealized gain (loss)	8,017,699	8,104,677	(197,614,490)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,075,074	$9,072,849	$(173,851,088)

[a]	Net of foreign withholding tax of $502,917, $151,733 and $2,454,452, respectively.

See notes to financial statements.

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,091,984	$5,101,554	$2,635,531	$3,293,801
Net realized gain (loss)	(4,627,126)	(1,531,231)	2,283,397	(5,576,611)
Net change in unrealized appreciation/depreciation	26,707,134	(550,434)	(2,966,279)	(3,977,364)

Net increase (decrease) in net assets resulting from operations	29,171,992	3,019,889	1,952,649	(6,260,174)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,599,035)	(5,395,420)	(2,866,218)	(3,816,247)

Total distributions to shareholders	(6,599,035)	(5,395,420)	(2,866,218)	(3,816,247)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	103,132,323	18,490,166	14,833	9,783,619
Cost of shares redeemed	—	—	(27,371,655)	(31,735,292)

Net increase (decrease) in net assets from capital share transactions	103,132,323	18,490,166	(27,356,822)	(21,951,673)

INCREASE (DECREASE) IN NET ASSETS	125,705,280	16,114,635	(28,270,391)	(32,028,094)

NET ASSETS
Beginning of year	262,076,686	245,962,051	108,806,333	140,834,427

End of year	$387,781,966	$262,076,686	$80,535,942	$108,806,333

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$350,684	$(86,336)	$(32,234)	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,100,000	400,000	—	300,000
Shares redeemed	—	—	(800,000)	(1,000,000)

Net increase (decrease) in shares outstanding	2,100,000	400,000	(800,000)	(700,000)

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Europe ETF		iShares International Developed Property ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$85,752,740	$79,594,051	$7,057,375	$5,128,979
Net realized gain (loss)	134,600,214	(22,891,691)	3,130,740	2,191,564
Net change in unrealized appreciation/depreciation	(410,566,008)	355,462,637	4,886,959	(8,544,316)

Net increase (decrease) in net assets resulting from operations	(190,213,054)	412,164,997	15,075,074	(1,223,773)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(117,002,448)	(39,242,239)	(6,432,941)	(7,314,147)[a]
Return of capital	—	—	—	(201,756)[a]

Total distributions to shareholders	(117,002,448)	(39,242,239)	(6,432,941)	(7,515,903)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	562,673,622	1,715,266,195	3,581,043	22,920,069
Cost of shares redeemed	(798,044,098)	(86,459,583)	(26,254,177)	(28,978,572)

Net increase (decrease) in net assets from capital share transactions	(235,370,476)	1,628,806,612	(22,673,134)	(6,058,503)

INCREASE (DECREASE) IN NET ASSETS	(542,585,978)	2,001,729,370	(14,031,001)	(14,798,179)

NET ASSETS
Beginning of year	3,252,807,144	1,251,077,774	181,851,049	196,649,228

End of year	$2,710,221,166	$3,252,807,144	$167,820,048	$181,851,049

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$16,910,877	$48,201,825	$(2,965,860)	$(5,090,179)[a]

SHARES ISSUED AND REDEEMED
Shares sold	11,700,000	38,100,000	100,000	600,000
Shares redeemed	(18,000,000)	(2,100,000)	(700,000)	(800,000)

Net increase (decrease) in shares outstanding	(6,300,000)	36,000,000	(600,000)	(200,000)

[a]	See Note 7 regarding revisions to previously issued financial statements.

See notes to financial statements.

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Japan Large-Cap ETF		iShares Latin America 40 ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$968,172	$1,273,784	$23,763,402	$28,132,675
Net realized gain (loss)	2,062,258	(78,189)	(37,803,403)	(156,729,718)
Net change in unrealized appreciation/depreciation	6,042,419	3,637,892	(159,811,087)	(56,164,952)

Net increase (decrease) in net assets resulting from operations	9,072,849	4,833,487	(173,851,088)	(184,761,995)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,130,724)	(1,118,725)	(20,145,204)	(34,301,593)

Total distributions to shareholders	(1,130,724)	(1,118,725)	(20,145,204)	(34,301,593)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	29,968,071	266,006,463	153,887,267
Cost of shares redeemed	(15,627,321)	(14,863,851)	(376,440,178)	(458,284,403)

Net increase (decrease) in net assets from capital share transactions	(15,627,321)	15,104,220	(110,433,715)	(304,397,136)

INCREASE (DECREASE) IN NET ASSETS	(7,685,196)	18,818,982	(304,430,007)	(523,460,724)

NET ASSETS
Beginning of year	88,227,498	69,408,516	950,524,062	1,473,984,786

End of year	$80,542,302	$88,227,498	$646,094,055	$950,524,062

Undistributed net investment income included in net assets at end of year	$175,858	$340,776	$3,167,049	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	600,000	6,750,000	4,250,000
Shares redeemed	(300,000)	(300,000)	(10,750,000)	(12,000,000)

Net increase (decrease) in shares outstanding	(300,000)	300,000	(4,000,000)	(7,750,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$45.98	$46.41	$44.67	$47.84	$40.06

Income from investment operations:
Net investment income[a]	1.09	0.93	0.86	1.09	0.76
Net realized and unrealized gain (loss)[b]	3.71	(0.37)	1.78	(3.10)	7.75

Total from investment operations	4.80	0.56	2.64	(2.01)	8.51

Less distributions from:
Net investment income	(1.06)	(0.99)	(0.90)	(1.16)	(0.73)

Total distributions	(1.06)	(0.99)	(0.90)	(1.16)	(0.73)

Net asset value, end of year	$49.72	$45.98	$46.41	$44.67	$47.84

Total return	10.58%	1.63%[c]	5.72%[c]	(3.92)%	21.53%

Ratios/Supplemental data:
Net assets, end of year (000s)	$387,782	$262,077	$245,962	$201,019	$239,183
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.27%	2.04%	1.94%	2.49%	1.77%
Portfolio turnover rate[d]	12%	9%	11%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 1.35% and 6.02%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2015, March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011 were 12%, 9%, 11%, 8% and 7%, respectively. See Note 4.

See notes to financial statements.

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$33.48	$35.65	$33.16	$35.79	$31.10

Income from investment operations:
Net investment income[a]	0.92	0.85	0.98	0.99	0.60
Net realized and unrealized gain (loss)[b]	(0.53)	(2.04)	2.55	(2.63)	4.99

Total from investment operations	0.39	(1.19)	3.53	(1.64)	5.59

Less distributions from:
Net investment income	(1.00)	(0.98)	(1.04)	(0.99)	(0.90)

Total distributions	(1.00)	(0.98)	(1.04)	(0.99)	(0.90)

Net asset value, end of year	$32.87	$33.48	$35.65	$33.16	$35.79

Total return	1.18%	(3.01)%[c]	10.86%[c]	(4.45)%	18.53%

Ratios/Supplemental data:
Net assets, end of year (000s)	$80,536	$108,806	$140,834	$119,361	$139,594
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.72%	0.70%
Ratio of expenses to average net assets prior to waived fees	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.66%	2.53%	2.95%	3.08%	1.87%
Portfolio turnover rate[d]	14%	26%	18%	14%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were (3.12)% and 11.02%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transaction, the portfolio turnover rates for the years ended March 31, 2015, March 31, 2014 and March 31, 2013 were 14%, 25% and 18%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$48.19	$39.72	$37.27	$41.71	$38.41

Income from investment operations:
Net investment income[a]	1.27	1.77 [b]	1.11	1.31	0.99
Net realized and unrealized gain (loss)[c]	(3.57)	7.81	2.53	(4.54)	3.29

Total from investment operations	(2.30)	9.58	3.64	(3.23)	4.28

Less distributions from:
Net investment income	(1.61)	(1.11)	(1.19)	(1.21)	(0.98)

Total distributions	(1.61)	(1.11)	(1.19)	(1.21)	(0.98)

Net asset value, end of year	$44.28	$48.19	$39.72	$37.27	$41.71

Total return	(4.99)%	24.75%	10.29%	(7.80)%	11.63%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,710,221	$3,252,807	$1,251,078	$1,036,192	$1,343,070
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.76%	3.97%[b]	3.00%	3.47%	2.64%
Portfolio turnover rate[d]	4%	5%	6%	7%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.70 per share and 1.56% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$36.37	$37.82	$31.45	$34.08	$30.79

Income from investment operations:
Net investment income[a]	1.51	1.05	1.09	1.09	1.14
Net realized and unrealized gain (loss)[b]	1.66	(0.93)	7.28	(2.52)	4.00

Total from investment operations	3.17	0.12	8.37	(1.43)	5.14

Less distributions from:
Net investment income	(1.40)	(1.53)[c]	(2.00)	(1.13)	(1.85)
Return of capital	—	(0.04)[c]	—	(0.07)	—

Total distributions	(1.40)	(1.57)	(2.00)	(1.20)	(1.85)

Net asset value, end of year	$38.14	$36.37	$37.82	$31.45	$34.08

Total return	8.80%	0.26%[d]	27.79%[d]	(3.96)%	17.21%

Ratios/Supplemental data:
Net assets, end of year (000s)	$167,820	$181,851	$196,649	$128,955	$146,544
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.98%	2.82%	3.20%	3.47%	3.57%
Portfolio turnover rate[e]	8%	10%	9%	8%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	See Note 7 regarding revisions to previously issued financial statements.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 0.52% and 27.45%, respectively.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Japan Large-Cap ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$49.02	$46.27	$43.90	$45.15	$45.54

Income from investment operations:
Net investment income[a]	0.61	0.70	0.69	0.73	0.73
Net realized and unrealized gain (loss)[b]	4.75	2.67	2.55	(1.03)	(0.41)

Total from investment operations	5.36	3.37	3.24	(0.30)	0.32

Less distributions from:
Net investment income	(0.69)	(0.62)	(0.87)	(0.95)	(0.71)

Total distributions	(0.69)	(0.62)	(0.87)	(0.95)	(0.71)

Net asset value, end of year	$53.69	$49.02	$46.27	$43.90	$45.15

Total return	11.03%	7.04%[c]	7.95%[c]	(0.45)%	0.73%

Ratios/Supplemental data:
Net assets, end of year (000s)	$80,542	$88,227	$69,409	$79,017	$108,361
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.21%	1.41%	1.70%	1.71%	1.64%
Portfolio turnover rate[d]	2%	4%	6%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 7.30% and 7.70%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$36.56	$43.67	$47.68	$53.72	$48.22

Income from investment operations:
Net investment income[a]	0.88	0.99	1.12	1.30	1.00
Net realized and unrealized gain (loss)[b]	(7.33)	(6.87)	(3.99)	(5.94)	5.67

Total from investment operations	(6.45)	(5.88)	(2.87)	(4.64)	6.67

Less distributions from:
Net investment income	(0.74)	(1.23)	(1.14)	(1.40)	(1.17)

Total distributions	(0.74)	(1.23)	(1.14)	(1.40)	(1.17)

Net asset value, end of year	$29.37	$36.56	$43.67	$47.68	$53.72

Total return	(17.96)%	(13.36)%	(5.93)%	(8.46)%	14.18%

Ratios/Supplemental data:
Net assets, end of year (000s)	$646,094	$950,524	$1,473,985	$2,098,089	$2,672,520
Ratio of expenses to average net assets	0.49%	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.42%	2.60%	2.59%	2.75%	2.03%
Portfolio turnover rate[c]	11%	18%	11%	22%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2015, March 31, 2014 and March 31, 2013 were 6%, 11% and 11%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
Japan Large-Cap	Diversified
Latin America 40	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

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Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Asia 50
Assets:
Common Stocks	$386,221,888	$—	$—	$386,221,888
Money Market Funds	2,863,217	—	—	2,863,217

	$389,085,105	$—	$—	$389,085,105

Emerging Markets Infrastructure
Assets:
Common Stocks	$78,838,038	$—	$—	$78,838,038
Preferred Stocks	1,604,282	—	—	1,604,282
Money Market Funds	120,404	—	—	120,404

	$80,562,724	$—	$—	$80,562,724

Europe
Assets:
Common Stocks	$2,669,726,553	$—	$2	$2,669,726,555
Preferred Stocks	25,378,192	—	—	25,378,192
Rights	835,824	—	—	835,824
Money Market Funds	8,511,068	—	—	8,511,068

	$2,704,451,637	$—	$2	$2,704,451,639

International Developed Property
Assets:
Common Stocks	$166,175,381	$209,760	$2	$166,385,143
Investment Companies	532,626	—	—	532,626
Money Market Funds	3,291,616	—	—	3,291,616

	$169,999,623	$209,760	$2	$170,209,385

Japan Large-Cap
Assets:
Common Stocks	$79,800,533	$—	$—	$79,800,533
Money Market Funds	127,383	—	—	127,383

	$79,927,916	$—	$—	$79,927,916

Latin America 40
Assets:
Common Stocks	$484,250,202	$126,679	$—	$484,376,881
Preferred Stocks	160,191,993	—	—	160,191,993
Money Market Funds	13,159,129	—	—	13,159,129

	$657,601,324	$126,679	$—	$657,728,003

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The iShares Asia 50 ETF had transfers from Level 2 to Level 1 during the year ended March 31, 2015 in the amount of $4,038,281, resulting from the resumption of trading after a temporary suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105%

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of March 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of March 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Asia 50	$1,988,046	$1,988,046	$—
Europe	6,244,643	6,244,643	—
International Developed Property	2,955,345	2,955,345	—
Japan Large-Cap	107,776	107,776	—
Latin America 40	11,709,433	11,709,433	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse

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iSHARES® TRUST

repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
Emerging Markets Infrastructure	0.75
International Developed Property	0.48
Japan Large-Cap	0.50

In addition, the iShares Emerging Markets Infrastructure ETF indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through July 31, 2015 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

Effective July 1, 2014, for its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.6000%	First $12 billion
0.5700[a]	Over $12 billion, up to and including $21 billion
0.5415[a]	Over $21 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2014, for its investment advisory services to the iShares Europe ETF, BFA was entitled to an annual investment advisory fee of 0.60% based on the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.5000%	First $46 billion
0.4750[a]	Over $46 billion, up to and including $81 billion
0.4513[a]	Over $81 billion, up to and including $141 billion
0.4287[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Asia 50	$6,249
Emerging Markets Infrastructure	3,626
Europe	77,511
International Developed Property	11,034
Japan Large-Cap	728
Latin America 40	81,215

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Infrastructure ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Asia 50	$83,969,593	$38,663,507
Emerging Markets Infrastructure	13,783,310	18,043,118
Europe	126,110,318	166,216,239
International Developed Property	15,123,266	16,509,638
Japan Large-Cap	1,530,720	1,766,633
Latin America 40	109,788,447	123,616,107

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$57,619,155	$—
Emerging Markets Infrastructure	—	22,993,812
Europe	557,477,809	792,265,252
International Developed Property	3,525,130	25,485,128
Japan Large-Cap	—	15,496,743
Latin America 40	215,396,452	308,239,443

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

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Notes to Financial Statements (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Japan Large-Cap ETF invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

The iShares Emerging Markets Infrastructure ETF and iShares International Developed Property ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Emerging Markets Infrastructure ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2015, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Asia 50	$—	$(55,929)	$55,929
Emerging Markets Infrastructure	4,010,805	198,453	(4,209,258)
Europe	147,986,370	(41,240)	(147,945,130)
International Developed Property	3,204,389	1,499,885	(4,704,274)
Japan Large-Cap	2,004,495	(2,366)	(2,002,129)
Latin America 40	(36,521,038)	(451,149)	36,972,187

The tax character of distributions paid during the years ended March 31, 2015 and March 31, 2014 was as follows:

iShares ETF	2015	2014
Asia 50
Ordinary income	$6,599,035	$5,395,420

Emerging Markets Infrastructure
Ordinary income	$2,866,218	$3,816,247

Europe
Ordinary income	$117,002,448	$39,242,239

International Developed Property
Ordinary income	$6,432,941	$7,314,147	[a]
Return of capital	—	201,756	[a]

	$6,432,941	$7,515,903

[a]	See Note 7 regarding revisions to previously issued financial statements.

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iSHARES® TRUST

iShares ETF	2015	2014
Japan Large-Cap
Ordinary income	$1,130,724	$1,118,725

Latin America 40
Ordinary income	$20,145,204	$34,301,593

As of March 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Asia 50	$1,446,643	$(16,113,062)	$63,015,020	$(187,199)	$48,161,402
Emerging Markets Infrastructure	—	(16,465,126)	6,715,164	(1,739,178)	(11,489,140)
Europe	18,337,935	(217,335,774)	(263,202,427)	(12,393,865)	(474,594,131)
International Developed Property	1,386,513	(30,705,504)	6,152,579	(1,248,645)	(24,415,057)
Japan Large-Cap	433,614	(18,208,827)	(10,635,757)	(179,824)	(28,590,794)
Latin America 40	3,167,049	(502,494,720)	(457,592,040)	(13,503,802)	(970,423,513)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2015, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Asia 50	$10,632,833	$—	$4,137,780	$114,299	$1,228,150	$16,113,062
Emerging Markets Infrastructure	15,951,234	—	—	7,454	506,438	16,465,126
Europe	67,577,906	—	47,090,987	70,049,884	32,616,997	217,335,774
International Developed Property	15,525,779	37,441	1,561,084	8,281,169	5,300,031	30,705,504
Japan Large-Cap	8,318,740	1,371,929	1,586,598	3,393,670	3,537,890	18,208,827
Latin America 40	276,437,513	844,965	23,841,805	201,370,437	—	502,494,720

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$326,061,605	$79,667,608	$(16,644,108)	$63,023,500
Emerging Markets Infrastructure	73,846,267	16,325,398	(9,608,941)	6,716,457
Europe	2,967,265,546	175,093,295	(437,907,202)	(262,813,907)
International Developed Property	164,048,130	22,232,675	(16,071,420)	6,161,255
Japan Large-Cap	90,558,758	10,392,489	(21,023,331)	(10,630,842)
Latin America 40	1,115,320,935	14,272,231	(471,865,163)	(457,592,932)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

After the issuance of the March 31, 2014 Annual Report to Shareholders of the iShares International Developed Property ETF, it was determined that there was an error in the presentation related to classification of components of distributions to shareholders for the year ended March 31, 2014. This misclassification of distributions has no impact on the amounts previously reported for total distributions to shareholders, net assets, net asset value per share, net change in net assets resulting from operations, or total return. The classification error is not considered to be material individually or in the aggregate to the previously issued financial statements. However, in order to correctly present the distributions during the year ended March 31, 2014, management has elected to revise the March 31, 2014 financial statements. The following sets forth the impact of the error correction on the previously issued financial statements, including impacted disclosures:

Statement of Assets & Liabilities as of March 31, 2014	Previously Reported	Revised
Paid-in Capital	$210,460,176	$211,703,850
Undistributed (distributions in excess of) net investment income	(3,846,505)	(5,090,179)

Statement of Changes in Net Assets for the year ended March 31, 2014	Previously Reported	Revised
Distributions to shareholders from net investment income	$(6,070,473)	$(7,314,147)
Distributions to shareholders from return of capital	(1,445,430)	(201,756)
Undistributed (distributions in excess of) net investment income included in net assets at end of year	(3,846,505)	(5,090,179)

Financial Highlights for the year ended March 31, 2014	Previously Reported	Revised
Distributions to shareholders from net investment income	$(1.27)	$(1.53)
Distributions to shareholders from return of capital	$(0.30)	$(0.04)

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Footnote 5 Income Tax Information: Tax character of distributions paid during the year ended March 31, 2014	Previously Reported	Revised
Ordinary income	$6,070,473	$7,314,147
Return of capital	1,445,430	201,756

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	67

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares International Developed Property ETF, iShares Japan Large-Cap ETF and iShares Latin America 40 ETF (the “Funds”) at March 31, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2015

68	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2015, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Asia 50	$9,543,122	$904,741
Emerging Markets Infrastructure	3,505,527	138,009
Europe	113,894,329	9,738,746
International Developed Property	8,374,421	502,826
Japan Large-Cap	1,517,331	151,733
Latin America 40	30,629,207	2,453,274

For corporate shareholders, the percentage of the income dividends paid by the iShares Latin America 40 ETF during the fiscal year ended March 31, 2015 which qualified for the dividends-received deduction is 0.74%.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2015:

iShares ETF	Qualified Dividend Income
Asia 50	$4,357,602
Emerging Markets Infrastructure	2,323,051
Europe	111,405,790
International Developed Property	3,476,701
Japan Large-Cap	1,478,928
Latin America 40	23,360,063

In February 2016, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2015. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	69

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Asia 50	$0.957250	$—	$0.097918	$1.055168	91%	—%	9%	100%
Emerging Markets Infrastructure	0.936137	—	0.068774	1.004911	93	—	7	100
International Developed Property	1.235889	—	0.159574	1.395463	89	—	11	100
Japan Large-Cap	0.591329	—	0.095831	0.687160	86	—	14	100
Latin America 40	0.714991	—	0.023934	0.738925	97	—	3	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

70	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Asia 50 ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.08%
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	32	2.43
Greater than 1.0% and Less than 1.5%	84	6.37
Greater than 0.5% and Less than 1.0%	198	15.00
Between 0.5% and –0.5%	673	51.01
Less than –0.5% and Greater than –1.0%	180	13.65
Less than –1.0% and Greater than –1.5%	72	5.46
Less than –1.5% and Greater than –2.0%	32	2.43
Less than –2.0% and Greater than –2.5%	17	1.29
Less than –2.5% and Greater than –3.0%	4	0.30
Less than –3.0% and Greater than –3.5%	7	0.53
Less than –3.5% and Greater than –4.0%	4	0.30
Less than –4.0% and Greater than –4.5%	3	0.23
Less than –4.5% and Greater than –5.0%	2	0.15
Less than –5.0% and Greater than –5.5%	1	0.08

	1,319	100.00%

iShares Emerging Markets Infrastructure ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	10	0.76
Greater than 0.5% and Less than 1.0%	156	11.83
Between 0.5% and –0.5%	1,008	76.42
Less than –0.5% and Greater than –1.0%	118	8.95
Less than –1.0% and Greater than –1.5%	16	1.21
Less than –1.5% and Greater than –2.0%	6	0.45
Less than –2.0% and Greater than –2.5%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	71

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Europe ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	2	0.15%
Greater than 2.0% and Less than 2.5%	3	0.23
Greater than 1.5% and Less than 2.0%	9	0.68
Greater than 1.0% and Less than 1.5%	39	2.96
Greater than 0.5% and Less than 1.0%	202	15.31
Between 0.5% and –0.5%	910	68.98
Less than –0.5% and Greater than –1.0%	91	6.90
Less than –1.0% and Greater than –1.5%	36	2.73
Less than –1.5% and Greater than –2.0%	15	1.14
Less than –2.0% and Greater than –2.5%	4	0.30
Less than –2.5% and Greater than –3.0%	5	0.38
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	1	0.08

	1,319	100.00%

iShares International Developed Property ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.08%
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	5	0.38
Greater than 1.5% and Less than 2.0%	18	1.36
Greater than 1.0% and Less than 1.5%	73	5.53
Greater than 0.5% and Less than 1.0%	276	20.92
Between 0.5% and –0.5%	732	55.51
Less than –0.5% and Greater than –1.0%	126	9.55
Less than –1.0% and Greater than –1.5%	49	3.71
Less than –1.5% and Greater than –2.0%	23	1.74
Less than –2.0% and Greater than –2.5%	8	0.61
Less than –2.5% and Greater than –3.0%	4	0.30
Less than –3.0%	2	0.15

	1,319	100.00%

72	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Japan Large-Cap ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	5	0.38%
Greater than 3.5% and Less than 4.0%	3	0.23
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	12	0.91
Greater than 1.5% and Less than 2.0%	32	2.43
Greater than 1.0% and Less than 1.5%	83	6.29
Greater than 0.5% and Less than 1.0%	179	13.57
Between 0.5% and –0.5%	539	40.86
Less than –0.5% and Greater than –1.0%	215	16.30
Less than –1.0% and Greater than –1.5%	134	10.16
Less than –1.5% and Greater than –2.0%	48	3.64
Less than –2.0% and Greater than –2.5%	38	2.88
Less than –2.5% and Greater than –3.0%	11	0.83
Less than –3.0% and Greater than –3.5%	11	0.83
Less than –3.5% and Greater than –4.0%	2	0.15
Less than –4.0% and Greater than –4.5%	2	0.15
Less than –4.5%	1	0.08

	1,319	100.00%

iShares Latin America 40 ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	6	0.45
Between 0.5% and –0.5%	1,297	98.34
Less than –0.5% and Greater than –1.0%	11	0.83
Less than –1.0% and Greater than –1.5%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	73

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 311 funds (as of March 31, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

74	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., and iShares U.S. ETF Trust (since 2012).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Cecilia H. Herbert (66)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

TRUSTEE AND OFFICER INFORMATION	75

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

76	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	77

Notes:

78	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-34-0315

MARCH 31, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares Russell Top 200 ETF | IWL | NYSE Arca
➢	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
➢	iShares Russell Top 200 Value ETF | IWX | NYSE Arca
➢	iShares Russell 1000 ETF | IWB | NYSE Arca
➢	iShares Russell 1000 Growth ETF | IWF | NYSE Arca
➢	iShares Russell 1000 Value ETF | IWD | NYSE Arca
➢	iShares Russell 2000 ETF | IWM | NYSE Arca
➢	iShares Russell 2000 Growth ETF | IWO | NYSE Arca
➢	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MARKET OVERVIEW

U.S. stocks posted double-digit gains for the 12-month period ended March 31, 2015 (the “reporting period”), as the broad S&P Composite 1500® returned 12.54%. Despite increasing volatility, stocks advanced during the reporting period as declining interest rates, ongoing economic growth, and low inflation provided a favorable backdrop for U.S. equity market performance.

During the first half of the reporting period, stocks benefited from improving economic conditions. The U.S. economy grew at a 4.6% annual rate in the second quarter of 2014 and a 5.0% annual rate in the third quarter (the fastest quarterly growth rate in 11 years), led by strong employment growth and rising consumer spending. The uptick in economic activity motivated the U.S. Federal Reserve Bank (the “Fed”) to scale back its economic stimulus measures. The Fed ended a two-year quantitative easing program in October 2014 and signaled its intent to raise its short-term interest rate target sometime in 2015.

Market volatility increased in the latter half of the reporting period. Investors worried about uncertain outcomes in a series of geopolitical conflicts, most notably in Ukraine and across the Middle East. Energy prices fell sharply in late 2014 amid growing supply —primarily from increased production in the U.S. — and declining global demand. Weaker economic growth outside of the U.S. led many of the world’s central banks to take more aggressive actions to stimulate economic activity. The resulting divergence in economic growth and central bank policy between the U.S. and the rest of the world led to a strengthening U.S. dollar. For the reporting period, the dollar appreciated by 28% against the euro, 16% versus the Japanese yen, and 12% against the British pound.

The stronger dollar made U.S. goods more expensive overseas, and by the end of the reporting period, this development had begun to disrupt profits for many multinational companies. In addition, severe winter weather in many regions of the country led to declines in retail sales and the housing market. The labor market remained the lone bright spot; the unemployment rate finished the reporting period at 5.5%, its lowest level since May 2008.

For the reporting period, large-capitalization stocks generated the best returns, followed closely by mid-capitalization stocks, while small-capitalization stocks lagged. Meanwhile, growth stocks outperformed value stocks across all market capitalizations.

From a sector perspective, health care stocks posted the best returns, gaining more than 25% for the reporting period. The health care sector has traditionally been a relatively defensive segment of the market, which made it an attractive safe haven during the volatility over the last half of the reporting period. However, health care stocks also benefited from strong growth thanks to an aging population, a boom in new biopharmaceutical medications, and increased medical visits resulting from the Affordable Care Act. Other top-performing sectors included information technology and consumer discretionary, both of which were beneficiaries of the ongoing economic recovery.

On the downside, energy was the only sector to post a negative return for the reporting period. Plunging energy prices, including a decline of more than 50% in the price of oil in the second half of the reporting period, put downward pressure on profits for energy companies. Other lagging sectors included materials, which faced a broad decline in commodity prices, and telecommunication services, which were held in check by challenging price competition.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.10%	12.10%	12.30%	12.10%	12.10%	12.30%
5 Years	13.92%	13.91%	14.12%	91.83%	91.79%	93.52%
Since Inception	14.37%	14.38%	14.58%	109.94%	109.98%	112.05%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.80	$0.77	$1,000.00	$1,024.20	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 ETF

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 12.10%, net of fees, while the total return for the Index was 12.30%.

The Index achieved solid results during the reporting period. Improving economic conditions supported equity markets amid intermittent volatility. Large-capitalization stocks, as represented by the Index, outpaced both mid-capitalization and small-capitalization stocks during the reporting period.

In terms of sector returns, nine of the ten economic sectors contributed positively to Index performance for the reporting period. The largest contributor to Index results was the information technology sector, which was also the largest sector in the Index at an average of 21%. Several large-capitalization technology names outperformed in the reporting period, boosting performance for the sector. The health care sector, which made up 15% of the Index on average, generated the largest absolute gains and contributed significantly to Index results. Biotechnology stocks led the sector, reflecting the strong pace of innovation and acquisitions within the biotechnology industry during the reporting period.

The consumer discretionary and consumer staples sectors both contributed meaningfully, supported by the improving job market and a drop in oil prices, which had the effect of placing more discretionary dollars in consumers’ wallets. The financials sector also made a positive contribution to Index results, benefiting from an environment of improving corporate balance sheets. Industrials stocks, as a group, advanced on an increase in industrial output during the reporting period.

The energy sector, which accounted for 10% of the Index on average, declined as oil prices fell throughout the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Information Technology	21.15%
Health Care	15.44
Financials	15.31
Consumer Discretionary	11.18
Consumer Staples	10.41
Industrials	10.30
Energy	9.09
Telecommunication Services	2.78
Materials	2.54
Utilities	1.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Apple Inc.	5.18%
Exxon Mobil Corp.	2.52
Microsoft Corp.	2.32
Johnson & Johnson	1.97
Berkshire Hathaway Inc. Class B	1.83
Wells Fargo & Co.	1.79
General Electric Co.	1.72
JPMorgan Chase & Co.	1.58
Pfizer Inc.	1.53
Procter & Gamble Co. (The)	1.53

TOTAL	21.97%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 GROWTH ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.08%	16.11%	16.34%	16.08%	16.11%	16.34%
5 Years	15.15%	15.12%	15.39%	102.42%	102.20%	104.55%
Since Inception	15.86%	15.86%	16.12%	125.50%	125.50%	128.22%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,074.70	$1.03	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 16.08%, net of fees, while the total return for the Index was 16.34%.

The Index achieved solid gains during the reporting period. Improving economic conditions supported market strength despite brief periods of volatility. Large-capitalization stocks outpaced both mid-capitalization and small-capitalization stocks during the reporting period. Among large-capitalization stocks, growth-oriented stocks, as represented by the Index, outperformed their value-oriented counterparts.

In terms of sector returns, nine of the ten economic sectors contributed positively to Index performance. The largest contributor was the information technology sector, which also was the largest sector in the Index during the reporting period at an average weighting of 33%. Information technology sector gains reflected strong returns from several large-capitalization companies. The health care sector, which made up 14% of the Index on average, generated the largest absolute gains and contributed significantly to Index results. Biotechnology stocks led the sector, reflecting the strong pace of innovation and acquisitions within the biotechnology industry during the reporting period.

The consumer discretionary and consumer staples sectors were also substantial contributors, as both benefited from the improving job market. Lower oil prices also helped consumer-based stocks, increasing consumers’ spending levels. The financials sector made a positive contribution to Index results, benefiting from an environment of improving corporate balance sheets. Industrials stocks, as a group, advanced on an increase in industrial output during the reporting period.

The energy sector, which accounted for less than 5% of the Index on average, was the only Index sector to decline, reflecting the sharp drop in oil prices during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Information Technology	33.31%
Consumer Discretionary	16.85
Health Care	14.21
Consumer Staples	11.72
Industrials	10.04
Energy	4.34
Materials	3.53
Financials	3.26
Telecommunication Services	2.71
Utilities	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Apple Inc.	10.05%
Microsoft Corp.	2.91
Verizon Communications Inc.	2.70
Facebook Inc. Class A	2.17
Coca-Cola Co. (The)	2.16
Google Inc. Class A	2.09
Google Inc. Class C	2.08
Home Depot Inc. (The)	2.08
Walt Disney Co. (The)	2.04
International Business Machines Corp.	2.03

TOTAL	30.31%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 VALUE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.06%	8.09%	8.29%	8.06%	8.09%	8.29%
5 Years	12.56%	12.57%	12.82%	80.71%	80.79%	82.81%
Since Inception	12.77%	12.78%	13.03%	94.23%	94.31%	96.65%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.50	$1.01	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 8.06%, net of fees, while the total return for the Index was 8.29%.

The Index achieved positive results during the reporting period. Improving economic conditions supported market strength amid intermittent volatility. Large-capitalization stocks outpaced both mid-capitalization and small-capitalization stocks during the reporting period, while valued-oriented stocks in the large-capitalization universe, as represented by the Index, underperformed their growth-oriented counterparts.

In terms of sector returns, seven of the ten economic sectors contributed positively to Index performance during the reporting period. Health care was the largest sector contributor, as health care providers and pharmaceuticals were supported in part by an aging population and increased access to medical care under the Affordable Care Act. The financials sector, which made up 28% of the Index on average, made a positive contribution to results, reflecting an environment of improving corporate balance sheets. The information technology sector added significantly to Index returns, as several large-capitalization technology companies outperformed the broader equity market. The consumer discretionary and consumer staples sectors were meaningful contributors, as both benefited from the improving job market. Lower oil prices also supported consumer-based stocks, increasing consumers’ levels of disposable income. Industrials stocks, as a group, advanced on an increase in industrial output during the reporting period.

The energy sector, which accounted for 16% of the Index on average, declined as the price of oil dipped to its lowest level in six years. The materials and telecommunication services sectors, each representing less than 5% of the Index, also declined modestly, but their impact on Index results during the period was minimal.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	28.14%
Health Care	16.76
Energy	14.13
Industrials	10.58
Consumer Staples	9.01
Information Technology	8.22
Consumer Discretionary	5.14
Utilities	3.69
Telecommunication Services	2.85
Materials	1.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	5.20%
Berkshire Hathaway Inc. Class B	3.77
Wells Fargo & Co.	3.70
General Electric Co.	3.55
Johnson & Johnson	3.42
JPMorgan Chase & Co.	3.27
Pfizer Inc.	3.16
Procter & Gamble Co. (The)	2.98
Chevron Corp.	2.85
AT&T Inc.	2.42

TOTAL	34.32%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.59%	12.58%	12.73%	12.59%	12.58%	12.73%
5 Years	14.58%	14.57%	14.73%	97.46%	97.37%	98.76%
10 Years	8.22%	8.21%	8.34%	120.38%	120.23%	122.76%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,064.90	$0.77	$1,000.00	$1,024.20	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 ETF

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 12.59%, net of fees, while the total return for the Index was 12.73%.

The Index achieved solid results during the reporting period. Improving economic conditions supported equity markets despite brief periods of volatility. Large-capitalization stocks, as represented by the Index, outpaced both mid-capitalization and small-capitalization stocks during the reporting period.

Nine of the ten economic sectors contributed positively to Index performance during the reporting period. The health care sector, which made up 14% of the Index on average, generated strong absolute gains and was the largest contributor to Index results. Biotechnology stocks led the sector, reflecting the strong pace of innovation and acquisitions within the biotechnology industry during the reporting period. The information technology sector, which was the largest sector at 19% of the Index on average, added significantly to returns, as several large-capitalization technology companies outperformed the broader equity market.

The financials sector also contributed to performance, benefiting from an environment of improving corporate balance sheets. The consumer discretionary and consumer staples sectors both added meaningfully to Index gains, supported by the improving job market, as well as a drop in oil prices, which placed more disposable income in consumers’ wallets. The industrials sector advanced on an increase in industrial output during the reporting period.

Energy, which accounted for 9% of the Index on average, was the only sector to decline during the reporting period. This negative return was the result of a sharp decline in oil prices, which dipped to a six-year low in March 2015.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Information Technology	19.14%
Financials	17.05
Health Care	14.52
Consumer Discretionary	13.07
Industrials	11.05
Consumer Staples	8.95
Energy	7.57
Materials	3.51
Utilities	3.02
Telecommunication Services	2.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Apple Inc.	3.55%
Exxon Mobil Corp.	1.73
Microsoft Corp.	1.59
Johnson & Johnson	1.35
Berkshire Hathaway Inc. Class B	1.25
Wells Fargo & Co.	1.23
General Electric Co.	1.18
JPMorgan Chase & Co.	1.08
Pfizer Inc.	1.05
Procter & Gamble Co. (The)	1.05

TOTAL	15.06%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 GROWTH ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.87%	15.87%	16.09%	15.87%	15.87%	16.09%
5 Years	15.41%	15.41%	15.63%	104.77%	104.75%	106.75%
10 Years	9.16%	9.16%	9.36%	140.29%	140.26%	144.61%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.10	$1.04	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 15.87%, net of fees, while the total return for the Index was 16.09%.

The Index achieved solid gains during the reporting period. Improving economic conditions supported market strength amid intermittent volatility. Large-capitalization stocks outpaced both mid-capitalization and small-capitalization stocks during the reporting period, while growth-oriented stocks outperformed their value-oriented counterparts.

Within the Index, nine of the ten economic sectors contributed positively to performance during the reporting period. The largest contributor was the information technology sector, which also was the largest sector in the Index at an average of 28%. The sector’s gains reflected solid returns from several large-capitalization technology companies. The health care sector, which made up 14% of the Index on average, outperformed all other sectors on an absolute basis and contributed significantly to Index results. Biotechnology stocks led the sector, reflecting the strong pace of innovation and acquisitions within the biotechnology industry during the reporting period.

The consumer discretionary and consumer staples sectors both were substantial contributors, as each benefited from the improving job market. Lower oil prices also helped, increasing consumers’ levels of disposable income. The industrials sector advanced on an increase in industrial output during the reporting period. The financials sector made a positive contribution, benefiting from an environment of improving corporate balance sheets.

The energy sector, which accounted for an average of 5% of the Index, was the only sector to decline, reflecting the sharp drop in oil prices during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Information Technology	28.55%
Consumer Discretionary	18.80
Health Care	14.32
Industrials	11.85
Consumer Staples	10.58
Financials	5.21
Energy	4.50
Materials	3.94
Telecommunication Services	2.16
Utilities	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Apple Inc.	6.84%
Microsoft Corp.	1.98
Verizon Communications Inc.	1.84
Facebook Inc. Class A	1.48
Coca-Cola Co. (The)	1.47
Google Inc. Class A	1.42
Google Inc. Class C	1.42
Home Depot Inc. (The)	1.42
Walt Disney Co. (The)	1.39
International Business Machines Corp.	1.38

TOTAL	20.64%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 VALUE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.10%	9.09%	9.33%	9.10%	9.09%	9.33%
5 Years	13.53%	13.52%	13.75%	88.57%	88.54%	90.48%
10 Years	7.05%	7.05%	7.21%	97.60%	97.60%	100.67%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.20	$1.02	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 9.10%, net of fees, while the total return for the Index was 9.33%.

The Index posted solid performance during the reporting period, achieving positive results. Improving economic conditions supported market strength despite brief periods of volatility. Large-capitalization stocks outpaced both mid-capitalization and small-capitalization stocks during the reporting period. Among large-capitalization stocks, value-oriented stocks, as represented by the Index, lagged growth-oriented stocks.

In terms of sector returns, eight of the ten economic sectors contributed positively to Index performance during the reporting period. The financials sector, the Index’s largest weighting at an average of 29%, was the most significant contributor. Sector gains reflected an environment of improving corporate balance sheets. The health care sector achieved the strongest absolute results and also added meaningfully to Index gains. Health care providers and pharmaceuticals, in particular, were supported in part by an aging population and increased access to medical care under the Affordable Care Act.

The information technology sector also was a significant contributor, as several large-capitalization technology companies outperformed the broader equity market. The consumer discretionary and consumer staples sectors were meaningful contributors, as both benefited from the improving job market. Lower oil prices also helped, increasing consumers’ disposable income. Industrials stocks, as a group, advanced on an increase in industrial output during the reporting period.

The energy sector, which accounted for 13% of the Index on average, declined amid a drop in oil prices. The telecommunications sector, which represented only 2% of the Index on average, also posted a negative return, but its impact on Index results was negligible.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	29.81%
Health Care	14.74
Energy	10.88
Industrials	10.19
Information Technology	8.99
Consumer Staples	7.19
Consumer Discretionary	6.90
Utilities	6.18
Materials	3.05
Telecommunication Services	2.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.59%
Berkshire Hathaway Inc. Class B	2.60
Wells Fargo & Co.	2.55
General Electric Co.	2.45
Johnson & Johnson	2.36
JPMorgan Chase & Co.	2.25
Pfizer Inc.	2.18
Procter & Gamble Co. (The)	2.05
Chevron Corp.	1.96
AT&T Inc.	1.67

TOTAL	23.66%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.29%	8.33%	8.21%	8.29%	8.33%	8.21%
5 Years	14.58%	14.58%	14.57%	97.45%	97.52%	97.37%
10 Years	8.82%	8.86%	8.82%	132.95%	133.61%	132.80%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,145.00	$1.07	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 ETF

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 8.29%, net of fees, while the total return for the Index was 8.21%.

The Index advanced during the reporting period. Improving economic conditions supported equity markets amid intermittent volatility. Small-capitalization stocks, as represented by the Index, lagged both mid-capitalization and large-capitalization stocks during the reporting period.

Within the Index, seven of the ten economic sectors contributed positively to performance during the reporting period. The health care sector, which made up 14% of the Index on average, generated strong gains and was the largest sector contributor to results. Biotechnology stocks led the sector, reflecting the strong pace of innovation and acquisitions within the biotechnology industry during the reporting period. The financials sector, which was the Index’s largest weighting at 24% on average, contributed to results in an environment of improving corporate balance sheets.

The information technology sector also added significantly to returns, as several small-capitalization technology companies outperformed the broader equity market. The consumer discretionary and consumer staples sectors both made meaningful contributions, supported by the improving job market, as well as a drop in oil prices, which placed more disposable income in consumers’ wallets. Industrials stocks, as a group, advanced on an increase in industrial output during the reporting period.

On the other side of the performance spectrum, the energy sector, which accounted for 5% of the Index on average, fell during the reporting period. The catalyst for the sector’s negative return was a sharp decline in oil prices.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	23.65%
Information Technology	17.88
Health Care	15.75
Consumer Discretionary	13.98
Industrials	13.54
Materials	4.35
Utilities	3.50
Energy	3.42
Consumer Staples	3.18
Telecommunication Services	0.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Qorvo Inc.	0.63%
Isis Pharmaceuticals Inc.	0.41
Puma Biotechnology Inc.	0.32
Office Depot Inc.	0.27
Ultimate Software Group Inc. (The)	0.27
JetBlue Airways Corp.	0.26
Brunswick Corp./DE	0.26
Graphic Packaging Holding Co.	0.26
DexCom Inc.	0.26
MAXIMUS Inc.	0.25

TOTAL	3.19%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 GROWTH ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.25%	12.24%	12.06%	12.25%	12.24%	12.06%
5 Years	16.68%	16.69%	16.58%	116.29%	116.35%	115.35%
10 Years	10.03%	10.06%	10.02%	160.17%	160.77%	159.76%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,174.80	$1.36	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 12.25%, net of fees, while the total return for the Index was 12.06%.

The Index achieved solid gains during the reporting period. Improving economic conditions supported market strength despite brief periods of volatility. Small-capitalization stocks underperformed both mid-capitalization and large-capitalization stocks during the reporting period, while growth-oriented stocks in the small-capitalization universe, as represented by the Index, outperformed their value-oriented counterparts.

Within the Index, seven of the ten economic sectors contributed positively to performance during the reporting period. The health care sector, which made up 23% of the Index on average, generated strong absolute gains and was the largest sector contributor to results. Biotechnology stocks led the sector, reflecting the strong pace of innovation and acquisitions within the biotechnology industry during the reporting period. The information technology sector, which was the Index’s largest sector weighting at 25% on average, also added to performance, as several small-capitalization technology companies outperformed the broader equity market.

The financials sector also advanced in an environment of improving corporate balance sheets. The consumer discretionary and consumer staples sectors were both meaningful contributors to Index gains, supported by the improving job market, as well as a drop in oil prices, which placed more disposable income in consumers’ wallets.

The decline in oil prices, which dipped to a six-year low in March 2015, led to negative results for the energy sector. The materials and telecommunications sectors also detracted from performance during the reporting period. However, as each sector represented less than 5% of the Index, their impact on Index results was minimal.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*
Information Technology	25.69%
Health Care	24.98
Consumer Discretionary	15.66
Industrials	14.28
Financials	7.46
Materials	4.28
Consumer Staples	3.57
Energy	3.03
Telecommunication Services	0.72
Utilities	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*
Qorvo Inc.	1.23%
Isis Pharmaceuticals Inc.	0.80
Puma Biotechnology Inc.	0.62
Ultimate Software Group Inc. (The)	0.52
Graphic Packaging Holding Co.	0.51
DexCom Inc.	0.50
MAXIMUS Inc.	0.49
Cypress Semiconductor Corp.	0.46
Cognex Corp.	0.46
West Pharmaceutical Services Inc.	0.46

TOTAL	6.05%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 VALUE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.34%	4.35%	4.43%	4.34%	4.35%	4.43%
5 Years	12.39%	12.40%	12.54%	79.34%	79.41%	80.49%
10 Years	7.41%	7.44%	7.53%	104.43%	104.99%	106.74%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,114.90	$1.32	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 4.34%, net of fees, while the total return for the Index was 4.43%.

The Index posted a modest return during the reporting period. Improving economic conditions supported equity markets amid intermittent volatility. Small-capitalization stocks underperformed both mid-capitalization and large-capitalization stocks during the reporting period. Among small-capitalization stocks, value-oriented stocks, as represented by the Index, lagged their growth-oriented counterparts.

Within the Index, seven of the ten economic sectors made positive contributions to performance during the reporting period. The financials sector, which was the largest Index weighting at 40% on average, also was the most significant contributor, benefiting from an environment of improving corporate balance sheets. The health care sector, which made up 5% of the Index on average, generated strong absolute gains and contributed meaningfully. Sector gains were supported in part by an aging population and increased access to medical care under the Affordable Care Act, as well as strength in the biotechnology industry.

The information technology sector also added to Index returns, as several small-capitalization technology companies outperformed the broader equity market. The consumer discretionary and consumer staples sectors both contributed, supported by the improving job market, as well as a drop in oil prices, which placed more disposable income in consumers’ wallets.

The energy sector, which accounted for 6% of the Index on average, declined sharply and detracted from Index returns amid falling oil prices. The materials and telecommunications sectors also declined modestly, but because each sector represented less than 5% of the Index, their impact on Index results was minimal.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	40.81%
Industrials	12.75
Consumer Discretionary	12.20
Information Technology	9.61
Utilities	6.86
Health Care	6.02
Materials	4.40
Energy	3.81
Consumer Staples	2.76
Telecommunication Services	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Office Depot Inc.	0.56%
LaSalle Hotel Properties	0.49
Highwoods Properties Inc.	0.47
JetBlue Airways Corp.	0.47
RLJ Lodging Trust	0.46
CubeSmart	0.44
Dynegy Inc.	0.44
First American Financial Corp.	0.43
WellCare Health Plans Inc.	0.42
Investors Bancorp Inc.	0.42

TOTAL	4.60%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 3.39%
Boeing Co. (The)	4,695	$704,626
General Dynamics Corp.	1,969	267,252
Honeywell International Inc.	5,042	525,931
Lockheed Martin Corp.	1,745	354,165
Northrop Grumman Corp.	1,296	208,604
Precision Castparts Corp.	933	195,930
Raytheon Co.	2,019	220,576
United Technologies Corp.	5,903	691,832

		3,168,916
AIR FREIGHT & LOGISTICS — 0.81%
FedEx Corp.	1,900	314,355
United Parcel Service Inc. Class B	4,558	441,852

		756,207
AIRLINES — 0.53%
American Airlines Group Inc.	4,655	245,691
Delta Air Lines Inc.	5,453	245,167

		490,858
AUTO COMPONENTS — 0.23%
Johnson Controls Inc.	4,288	216,287

		216,287
AUTOMOBILES — 0.85%
Ford Motor Co.	25,003	403,548
General Motors Co.	10,317	386,888

		790,436
BANKS — 6.62%
Bank of America Corp.	67,700	1,041,903
BB&T Corp.	4,620	180,134
Citigroup Inc.	19,557	1,007,577
JPMorgan Chase & Co.	24,366	1,476,092
PNC Financial Services Group Inc. (The)[a]	3,439	320,652
U.S. Bancorp/MN	11,060	482,990
Wells Fargo & Co.	30,745	1,672,528

		6,181,876
BEVERAGES — 2.11%
Coca-Cola Co. (The)	25,562	1,036,539
PepsiCo Inc.	9,760	933,251

		1,969,790
BIOTECHNOLOGY — 3.68%
Alexion Pharmaceuticals Inc.[b]	1,273	220,611

Security	Shares	Value
Amgen Inc.	4,874	$779,109
Biogen Inc.[b]	1,528	645,183
Celgene Corp.[b]	5,156	594,384
Gilead Sciences Inc.[b]	9,887	970,211
Regeneron Pharmaceuticals Inc.[b]	507	228,900

		3,438,398
CAPITAL MARKETS — 2.19%
Bank of New York Mellon Corp. (The)	7,327	294,838
BlackRock Inc.[a]	821	300,355
Charles Schwab Corp. (The)	7,206	219,351
Franklin Resources Inc.	2,536	130,147
Goldman Sachs Group Inc. (The)	2,880	541,354
Morgan Stanley	9,875	352,439
State Street Corp.	2,770	203,678

		2,042,162
CHEMICALS — 2.37%
Air Products & Chemicals Inc.	1,367	206,800
Dow Chemical Co. (The)	7,743	371,509
Ecolab Inc.	1,723	197,077
EI du Pont de Nemours & Co.	5,913	422,602
LyondellBasell Industries NV Class A	2,698	236,884
Monsanto Co.	3,111	350,112
PPG Industries Inc.	891	200,956
Praxair Inc.	1,883	227,354

		2,213,294
COMMERCIAL SERVICES & SUPPLIES — 0.17%
Waste Management Inc.	2,981	161,660

		161,660
COMMUNICATIONS EQUIPMENT — 1.78%
Cisco Systems Inc.	32,980	907,774
QUALCOMM Inc.	10,867	753,518

		1,661,292
CONSUMER FINANCE — 0.98%
American Express Co.	5,835	455,830
Capital One Financial Corp.	3,687	290,609
Discover Financial Services	2,990	168,487

		914,926
DIVERSIFIED FINANCIAL SERVICES — 2.03%
Berkshire Hathaway Inc. Class Bb	11,783	1,700,522
CME Group Inc./IL	2,056	194,724

		1,895,246
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.69%
AT&T Inc.	33,416	1,091,032

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2015

Security	Shares	Value
CenturyLink Inc.	3,703	$127,939
Verizon Communications Inc.	26,660	1,296,476

		2,515,447
ELECTRIC UTILITIES — 1.35%
American Electric Power Co. Inc.	3,147	177,019
Duke Energy Corp.	4,546	349,042
Exelon Corp.	5,514	185,325
NextEra Energy Inc.	2,802	291,548
Southern Co. (The)	5,732	253,813

		1,256,747
ELECTRICAL EQUIPMENT — 0.50%
Eaton Corp. PLC	3,073	208,779
Emerson Electric Co.	4,532	256,602

		465,381
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.20%
Corning Inc.	8,411	190,761

		190,761
ENERGY EQUIPMENT & SERVICES — 1.34%
Baker Hughes Inc.	2,798	177,897
Halliburton Co.	5,458	239,497
National Oilwell Varco Inc.	2,751	137,522
Schlumberger Ltd.	8,373	698,643

		1,253,559
FOOD & STAPLES RETAILING — 2.90%
Costco Wholesale Corp.	2,829	428,579
CVS Health Corp.	7,528	776,965
Sysco Corp.	3,783	142,733
Wal-Mart Stores Inc.	10,257	843,638
Walgreens Boots Alliance Inc.	6,144	520,274

		2,712,189
FOOD PRODUCTS — 1.35%
Archer-Daniels-Midland Co.	4,209	199,507
General Mills Inc.	3,974	224,928
Kellogg Co.	1,667	109,939
Kraft Foods Group Inc.	3,841	334,609
Mondelez International Inc. Class A	10,891	393,056

		1,262,039
HEALTH CARE EQUIPMENT & SUPPLIES — 1.94%
Abbott Laboratories	9,660	447,548
Baxter International Inc.	3,490	239,065
Becton Dickinson and Co.	1,351	193,990
Halyard Health Inc.[b]	300	14,760

Security	Shares	Value
Medtronic PLC	9,207	$718,054
Stryker Corp.	2,159	199,168

		1,812,585
HEALTH CARE PROVIDERS & SERVICES — 2.16%
Aetna Inc.	2,304	245,445
Anthem Inc.	1,806	278,865
Express Scripts Holding Co.[b]	4,725	409,988
McKesson Corp.	1,481	335,002
UnitedHealth Group Inc.	6,309	746,292

		2,015,592
HOTELS, RESTAURANTS & LEISURE — 1.68%
Carnival Corp.	2,725	130,364
Las Vegas Sands Corp.	2,436	134,078
McDonald’s Corp.	6,364	620,108
Starbucks Corp.	4,847	459,011
Yum! Brands Inc.	2,831	222,856

		1,566,417
HOUSEHOLD PRODUCTS — 2.24%
Colgate-Palmolive Co.	5,894	408,690
Kimberly-Clark Corp.	2,422	259,420
Procter & Gamble Co. (The)	17,421	1,427,477

		2,095,587
INDUSTRIAL CONGLOMERATES — 2.81%
3M Co.	4,213	694,934
Danaher Corp.	3,910	331,959
General Electric Co.	64,558	1,601,684

		2,628,577
INSURANCE — 2.39%
ACE Ltd.	2,178	242,825
Aflac Inc.	2,915	186,589
Allstate Corp. (The)	2,796	198,991
American International Group Inc.	8,836	484,125
Chubb Corp. (The)	1,484	150,032
Marsh & McLennan Companies Inc.	3,540	198,559
MetLife Inc.	6,016	304,109
Prudential Financial Inc.	2,974	238,842
Travelers Companies Inc. (The)	2,071	223,937

		2,228,009
INTERNET & CATALOG RETAIL — 1.38%
Amazon.com Inc.[b]	2,419	900,110
Priceline Group Inc. (The)[b]	331	385,334

		1,285,444

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2015

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 4.06%
eBay Inc.[b]	8,152	$470,207
Facebook Inc. Class Ab	12,712	1,045,117
Google Inc. Class Ab	1,808	1,002,898
Google Inc. Class Cb	1,829	1,002,292
Yahoo! Inc.[b]	6,091	270,654

		3,791,168
IT SERVICES — 3.51%
Accenture PLC Class A	4,070	381,318
Automatic Data Processing Inc.	3,109	266,255
Cognizant Technology Solutions Corp. Class Ab	3,931	245,255
International Business Machines Corp.	6,091	977,606
MasterCard Inc. Class A	6,473	559,202
Visa Inc. Class Ac	12,912	844,574

		3,274,210
LIFE SCIENCES TOOLS & SERVICES — 0.37%
Thermo Fisher Scientific Inc.	2,564	344,448

		344,448
MACHINERY — 0.94%
Caterpillar Inc.	4,019	321,640
Cummins Inc.	1,184	164,150
Deere & Co.	2,200	192,918
Illinois Tool Works Inc.	2,093	203,314

		882,022
MEDIA — 4.25%
CBS Corp. Class B NVS	3,204	194,259
Comcast Corp. Class A	16,677	941,750
DIRECTV[b]	3,008	255,981
Thomson Reuters Corp.	2,298	93,207
Time Warner Cable Inc.	1,793	268,735
Time Warner Inc.	5,357	452,345
Twenty-First Century Fox Inc. Class A	12,261	414,912
Viacom Inc. Class B	2,615	178,605
Walt Disney Co. (The)	11,150	1,169,523

		3,969,317
METALS & MINING — 0.16%
Freeport-McMoRan Inc.	6,691	126,794
Southern Copper Corp.	936	27,313

		154,107
MULTI-UTILITIES — 0.45%
Dominion Resources Inc./VA	3,745	265,408

Security	Shares	Value
PG&E Corp.	2,985	$158,414

		423,822
MULTILINE RETAIL — 0.36%
Target Corp.	4,080	334,846

		334,846
OIL, GAS & CONSUMABLE FUELS — 7.73%
Anadarko Petroleum Corp.	3,248	268,967
Apache Corp.	2,472	149,136
California Resources Corp.	2,025	15,410
Chevron Corp.	12,256	1,286,635
ConocoPhillips	7,905	492,165
Devon Energy Corp.	2,621	158,073
EOG Resources Inc.	3,519	322,657
Exxon Mobil Corp.	27,647	2,349,995
Hess Corp.	1,628	110,492
Kinder Morgan Inc./DE	8,724	366,932
Marathon Oil Corp.	4,374	114,205
Marathon Petroleum Corp.	1,531	156,759
Occidental Petroleum Corp.	5,045	368,285
Phillips 66	3,655	287,283
Pioneer Natural Resources Co.	926	151,410
Spectra Energy Corp.	4,313	156,001
Valero Energy Corp.	3,448	219,362
Williams Companies Inc. (The)	4,799	242,781

		7,216,548
PERSONAL PRODUCTS — 0.13%
Estee Lauder Companies Inc. (The) Class A	1,472	122,411

		122,411
PHARMACEUTICALS — 7.27%
AbbVie Inc.	10,237	599,274
Actavis PLC[b]	2,341	696,728
Bristol-Myers Squibb Co.	10,669	688,151
Eli Lilly & Co.	6,334	460,165
Johnson & Johnson	18,214	1,832,328
Merck & Co. Inc.	18,814	1,081,429
Pfizer Inc.	41,066	1,428,686

		6,786,761
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.08%
American Tower Corp.	2,721	256,182
Equity Residential	2,321	180,713
Public Storage	924	182,158

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2015

Security	Shares	Value
Simon Property Group Inc.	2,000	$391,280

		1,010,333
ROAD & RAIL — 1.12%
CSX Corp.	6,459	213,922
Norfolk Southern Corp.	1,995	205,325
Union Pacific Corp.	5,832	631,664

		1,050,911
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —1.70%
Intel Corp.	32,048	1,002,141
Micron Technology Inc.[b]	6,869	186,356
Texas Instruments Inc.	6,941	396,921

		1,585,418
SOFTWARE — 3.93%
Adobe Systems Inc.[b]	3,192	236,016
CDK Global Inc.	1,051	49,145
Microsoft Corp.	53,179	2,161,992
Oracle Corp.	21,146	912,450
salesforce.com inc.[b]	3,961	264,634
VMware Inc. Class Ab	555	45,516

		3,669,753
SPECIALTY RETAIL — 1.93%
Home Depot Inc. (The)	8,805	1,000,336
Lowe’s Companies Inc.	6,554	487,552
TJX Companies Inc. (The)	4,509	315,856

		1,803,744
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.94%
Apple Inc.	38,818	4,830,123
EMC Corp./MA	13,182	336,932
Hewlett-Packard Co.	12,193	379,934

		5,546,989
TEXTILES, APPAREL & LUXURY GOODS — 0.48%
NIKE Inc. Class B	4,498	451,284

		451,284
TOBACCO — 1.65%
Altria Group Inc.	12,789	639,706
Philip Morris International Inc.	10,126	762,792
Reynolds American Inc.	1,985	136,786

		1,539,284

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Sprint Corp.[b]	4,737	$22,454
T-Mobile U.S. Inc.[b]	1,686	53,429

		75,883

TOTAL COMMON STOCKS
(Cost: $95,803,534)		93,222,941

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[a,d,e]	205,541	205,541
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[a,d,e]	11,874	11,874
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,d]	58,926	58,926

		276,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $276,341)		276,341

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $96,079,875)		93,499,282
Other Assets, Less Liabilities — (0.10)%		(97,471)

NET ASSETS — 100.00%		$93,401,811

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 3.86%
Boeing Co. (The)	64,100	$9,620,128
Honeywell International Inc.	68,838	7,180,492
Lockheed Martin Corp.	23,820	4,834,507
Precision Castparts Corp.	12,726	2,672,460
United Technologies Corp.	9,006	1,055,503

		25,363,090
AIR FREIGHT & LOGISTICS — 1.20%
FedEx Corp.	11,169	1,847,911
United Parcel Service Inc. Class B	62,221	6,031,704

		7,879,615
AIRLINES — 0.53%
American Airlines Group Inc.	63,310	3,341,502
Delta Air Lines Inc.	3,862	173,635

		3,515,137
AUTO COMPONENTS — 0.12%
Johnson Controls Inc.	15,562	784,947

		784,947
BEVERAGES — 4.09%
Coca-Cola Co. (The)	349,014	14,152,518
PepsiCo Inc.	133,262	12,742,512

		26,895,030
BIOTECHNOLOGY — 7.06%
Alexion Pharmaceuticals Inc.[a]	17,388	3,013,340
Amgen Inc.	63,083	10,083,818
Biogen Inc.[a]	20,851	8,804,126
Celgene Corp.[a]	70,395	8,115,136
Gilead Sciences Inc.[a]	134,987	13,246,274
Regeneron Pharmaceuticals Inc.[a]	6,933	3,130,111

		46,392,805
CAPITAL MARKETS — 0.54%
BlackRock Inc.[b]	4,278	1,565,063
Charles Schwab Corp. (The)	16,293	495,959
Franklin Resources Inc.	28,472	1,461,183

		3,522,205
CHEMICALS — 3.47%
Dow Chemical Co. (The)	16,908	811,246
Ecolab Inc.	23,434	2,680,381
EI du Pont de Nemours & Co.	76,205	5,446,371
LyondellBasell Industries NV Class A	36,803	3,231,303
Monsanto Co.	42,511	4,784,188

Security	Shares	Value
PPG Industries Inc.	12,154	$2,741,213
Praxair Inc.	25,751	3,109,176

		22,803,878
COMMERCIAL SERVICES & SUPPLIES — 0.03%
Waste Management Inc.	4,233	229,556

		229,556
COMMUNICATIONS EQUIPMENT — 1.57%
QUALCOMM Inc.	148,366	10,287,698

		10,287,698
CONSUMER FINANCE — 0.95%
American Express Co.	79,740	6,229,289

		6,229,289
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.71%
CenturyLink Inc.	3,066	105,930
Verizon Communications Inc.	364,008	17,701,709

		17,807,639
ELECTRICAL EQUIPMENT — 0.40%
Emerson Electric Co.	46,082	2,609,163

		2,609,163
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.09%
Corning Inc.	26,639	604,173

		604,173
ENERGY EQUIPMENT & SERVICES — 2.00%
Baker Hughes Inc.	3,204	203,710
Halliburton Co.	74,240	3,257,651
National Oilwell Varco Inc.	3,224	161,168
Schlumberger Ltd.	114,320	9,538,861

		13,161,390
FOOD & STAPLES RETAILING — 2.17%
Costco Wholesale Corp.	36,424	5,518,054
CVS Health Corp.	14,584	1,505,215
Sysco Corp.	19,239	725,887
Wal-Mart Stores Inc.	14,263	1,173,132
Walgreens Boots Alliance Inc.	63,085	5,342,038

		14,264,326
FOOD PRODUCTS — 1.41%
Archer-Daniels-Midland Co.	5,627	266,720
General Mills Inc.	54,019	3,057,475
Kellogg Co.	20,562	1,356,064
Kraft Foods Group Inc.	52,331	4,558,815

		9,239,074

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2015

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.14%
Baxter International Inc.	47,698	$3,267,313
Becton Dickinson and Co.	16,984	2,438,732
Halyard Health Inc.[a]	3,388	166,690
Stryker Corp.	17,603	1,623,877

		7,496,612
HEALTH CARE PROVIDERS & SERVICES — 1.59%
Aetna Inc.	9,386	999,891
Express Scripts Holding Co.[a]	55,869	4,847,753
McKesson Corp.	20,269	4,584,848

		10,432,492
HOTELS, RESTAURANTS & LEISURE — 2.98%
Las Vegas Sands Corp.	33,049	1,819,017
McDonald’s Corp.	86,884	8,465,977
Starbucks Corp.	66,173	6,266,583
Yum! Brands Inc.	38,801	3,054,415

		19,605,992
HOUSEHOLD PRODUCTS — 1.38%
Colgate-Palmolive Co.	71,937	4,988,112
Kimberly-Clark Corp.	27,459	2,941,133
Procter & Gamble Co. (The)	13,534	1,108,976

		9,038,221
INDUSTRIAL CONGLOMERATES — 1.61%
3M Co.	57,512	9,486,604
Danaher Corp.	12,525	1,063,373

		10,549,977
INSURANCE — 0.28%
Marsh & McLennan Companies Inc.	32,558	1,826,178

		1,826,178
INTERNET & CATALOG RETAIL — 2.67%
Amazon.com Inc.[a]	33,024	12,288,231
Priceline Group Inc. (The)[a]	4,534	5,278,256

		17,566,487
INTERNET SOFTWARE & SERVICES — 7.31%
eBay Inc.[a]	111,403	6,425,725
Facebook Inc. Class Aa	173,559	14,269,153
Google Inc. Class Aa	24,673	13,686,113
Google Inc. Class Ca	24,965	13,680,820

		48,061,811
IT SERVICES — 6.80%
Accenture PLC Class A	55,606	5,209,726
Automatic Data Processing Inc.	42,380	3,629,423

Security	Shares	Value
Cognizant Technology Solutions Corp. Class Aa	53,487	$3,337,054
International Business Machines Corp.	83,150	13,345,575
MasterCard Inc. Class A	88,371	7,634,371
Visa Inc. Class Ac	176,302	11,531,914

		44,688,063
LIFE SCIENCES TOOLS & SERVICES — 0.29%
Thermo Fisher Scientific Inc.	14,132	1,898,493

		1,898,493
MACHINERY — 0.99%
Caterpillar Inc.	11,662	933,310
Cummins Inc.	16,166	2,241,254
Deere & Co.	6,605	579,192
Illinois Tool Works Inc.	28,448	2,763,439

		6,517,195
MEDIA — 6.29%
CBS Corp. Class B NVS	39,606	2,401,312
Comcast Corp. Class A	208,340	11,764,960
DIRECTV[a]	41,118	3,499,142
Time Warner Cable Inc.	24,492	3,670,861
Twenty-First Century Fox Inc. Class A	123,371	4,174,874
Viacom Inc. Class B	35,670	2,436,261
Walt Disney Co. (The)	127,569	13,380,712

		41,328,122
METALS & MINING — 0.06%
Southern Copper Corp.	12,793	373,300

		373,300
MULTI-UTILITIES — 0.03%
Dominion Resources Inc./VA	3,104	219,980

		219,980
MULTILINE RETAIL — 0.07%
Target Corp.	5,618	461,069

		461,069
OIL, GAS & CONSUMABLE FUELS — 2.34%
Anadarko Petroleum Corp.	3,252	269,298
EOG Resources Inc.	48,041	4,404,879
Kinder Morgan Inc./DE	32,913	1,384,321
Marathon Petroleum Corp.	15,570	1,594,212
Phillips 66	20,381	1,601,947
Pioneer Natural Resources Co.	12,575	2,056,138
Valero Energy Corp.	11,199	712,481

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2015

Security	Shares	Value
Williams Companies Inc. (The)	65,666	$3,322,043

		15,345,319
PERSONAL PRODUCTS — 0.25%
Estee Lauder Companies Inc. (The) Class A	20,149	1,675,591

		1,675,591
PHARMACEUTICALS — 4.11%
AbbVie Inc.	139,770	8,182,136
Actavis PLC[a]	31,955	9,510,447
Bristol-Myers Squibb Co.	52,006	3,354,387
Johnson & Johnson	39,045	3,927,927
Merck & Co. Inc.	35,968	2,067,441

		27,042,338
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.49%
American Tower Corp.	37,135	3,496,260
Public Storage	11,653	2,297,273
Simon Property Group Inc.	20,372	3,985,578

		9,779,111
ROAD & RAIL — 1.40%
Norfolk Southern Corp.	5,752	591,996
Union Pacific Corp.	79,623	8,623,967

		9,215,963
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.34%
Intel Corp.	37,128	1,160,992
Micron Technology Inc.[a]	82,524	2,238,876
Texas Instruments Inc.	94,879	5,425,656

		8,825,524
SOFTWARE — 6.04%
Adobe Systems Inc.[a]	43,754	3,235,171
CDK Global Inc.	14,128	660,625
Microsoft Corp.	469,780	19,098,906
Oracle Corp.	288,711	12,457,879
salesforce.com inc.[a]	53,974	3,606,003
VMware Inc. Class Aa	7,693	630,903

		39,689,487
SPECIALTY RETAIL — 3.75%
Home Depot Inc. (The)	120,214	13,657,512
Lowe’s Companies Inc.	89,553	6,661,848
TJX Companies Inc. (The)	61,561	4,312,348

		24,631,708

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.10%
Apple Inc.	530,002	$65,948,149
EMC Corp./MA	17,784	454,559

		66,402,708
TEXTILES, APPAREL & LUXURY GOODS — 0.94%
NIKE Inc. Class B	61,400	6,160,262

		6,160,262
TOBACCO — 2.40%
Altria Group Inc.	165,185	8,262,554
Philip Morris International Inc.	81,159	6,113,707
Reynolds American Inc.	20,472	1,410,726

		15,786,987

TOTAL COMMON STOCKS
(Cost: $477,164,755)		656,208,005

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,d,e]	2,799,029	2,799,029
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,d,e]	161,701	161,701
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,d]	531,565	531,565

		3,492,295

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,492,295)		3,492,295

TOTAL INVESTMENTS IN SECURITIES — 100.38%
(Cost: $480,657,050)		659,700,300
Other Assets, Less Liabilities — (0.38)%		(2,525,476)

NET ASSETS — 100.00%		$657,174,824

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 2.90%
General Dynamics Corp.	7,879	$1,069,417
Northrop Grumman Corp.	5,205	837,797
Raytheon Co.	8,061	880,664
United Technologies Corp.	20,974	2,458,153

		5,246,031
AIR FREIGHT & LOGISTICS — 0.40%
FedEx Corp.	4,340	718,053

		718,053
AIRLINES — 0.51%
Delta Air Lines Inc.	20,711	931,167

		931,167
AUTO COMPONENTS — 0.35%
Johnson Controls Inc.	12,543	632,669

		632,669
AUTOMOBILES — 1.75%
Ford Motor Co.	100,056	1,614,904
General Motors Co.	41,320	1,549,500

		3,164,404
BANKS — 13.66%
Bank of America Corp.	270,930	4,169,613
BB&T Corp.	18,512	721,783
Citigroup Inc.	78,267	4,032,316
JPMorgan Chase & Co.	97,511	5,907,216
PNC Financial Services Group Inc. (The)[a]	13,762	1,283,169
U.S. Bancorp/MN	44,259	1,932,791
Wells Fargo & Co.	123,041	6,693,430

		24,740,318
BIOTECHNOLOGY — 0.09%
Amgen Inc.	1,010	161,448

		161,448
CAPITAL MARKETS — 3.95%
Bank of New York Mellon Corp. (The)	29,382	1,182,332
BlackRock Inc.[a]	2,031	743,021
Charles Schwab Corp. (The)	24,185	736,191
Franklin Resources Inc.	1,864	95,661
Goldman Sachs Group Inc. (The)	11,522	2,165,790
Morgan Stanley	39,518	1,410,397
State Street Corp.	11,090	815,448

		7,148,840

Security	Shares	Value
CHEMICALS — 1.20%
Air Products & Chemicals Inc.	5,469	$827,350
Dow Chemical Co. (The)	26,059	1,250,311
EI du Pont de Nemours & Co.	1,315	93,983

		2,171,644
COMMERCIAL SERVICES & SUPPLIES — 0.32%
Waste Management Inc.	10,755	583,244

		583,244
COMMUNICATIONS EQUIPMENT — 2.00%
Cisco Systems Inc.	131,983	3,632,832

		3,632,832
CONSUMER FINANCE — 1.01%
Capital One Financial Corp.	14,727	1,160,782
Discover Financial Services	12,014	676,989

		1,837,771
DIVERSIFIED FINANCIAL SERVICES — 4.19%
Berkshire Hathaway Inc. Class Bb	47,154	6,805,265
CME Group Inc./IL	8,215	778,043

		7,583,308
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.67%
AT&T Inc.	133,731	4,366,317
CenturyLink Inc.	13,848	478,449

		4,844,766
ELECTRIC UTILITIES — 2.78%
American Electric Power Co. Inc.	12,576	707,400
Duke Energy Corp.	18,222	1,399,085
Exelon Corp.	22,125	743,621
NextEra Energy Inc.	11,237	1,169,210
Southern Co. (The)	22,969	1,017,068

		5,036,384
ELECTRICAL EQUIPMENT — 0.60%
Eaton Corp. PLC	12,282	834,439
Emerson Electric Co.	4,591	259,942

		1,094,381
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.32%
Corning Inc.	25,892	587,231

		587,231
ENERGY EQUIPMENT & SERVICES — 0.64%
Baker Hughes Inc.	10,301	654,938
National Oilwell Varco Inc.	10,106	505,199

		1,160,137

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2015

Security	Shares	Value
FOOD & STAPLES RETAILING — 3.68%
Costco Wholesale Corp.	659	$99,835
CVS Health Corp.	25,847	2,667,669
Sysco Corp.	9,408	354,964
Wal-Mart Stores Inc.	36,862	3,031,899
Walgreens Boots Alliance Inc.	6,098	516,379

		6,670,746
FOOD PRODUCTS — 1.29%
Archer-Daniels-Midland Co.	15,210	720,954
Kellogg Co.	589	38,845
Mondelez International Inc. Class A	43,580	1,572,802

		2,332,601
HEALTH CARE EQUIPMENT & SUPPLIES — 2.79%
Abbott Laboratories	38,697	1,792,832
Becton Dickinson and Co.	417	59,877
Halyard Health Inc.[b]	201	9,889
Medtronic PLC	36,844	2,873,464
Stryker Corp.	3,499	322,783

		5,058,845
HEALTH CARE PROVIDERS & SERVICES — 2.76%
Aetna Inc.	6,464	688,610
Anthem Inc.	7,206	1,112,679
Express Scripts Holding Co.[b]	2,535	219,962
UnitedHealth Group Inc.	25,246	2,986,349

		5,007,600
HOTELS, RESTAURANTS & LEISURE — 0.29%
Carnival Corp.	10,947	523,704

		523,704
HOUSEHOLD PRODUCTS — 3.17%
Colgate-Palmolive Co.	2,494	172,934
Kimberly-Clark Corp.	1,663	178,124
Procter & Gamble Co. (The)	65,744	5,387,063

		5,738,121
INDUSTRIAL CONGLOMERATES — 4.10%
Danaher Corp.	11,976	1,016,762
General Electric Co.	258,359	6,409,887

		7,426,649
INSURANCE — 4.62%
ACE Ltd.	8,701	970,075
Aflac Inc.	11,701	748,981
Allstate Corp. (The)	11,182	795,823
American International Group Inc.	35,360	1,937,374
Chubb Corp. (The)	5,942	600,736

Security	Shares	Value
Marsh & McLennan Companies Inc.	4,608	$258,463
MetLife Inc.	24,107	1,218,609
Prudential Financial Inc.	11,853	951,914
Travelers Companies Inc. (The)	8,280	895,316

		8,377,291
INTERNET SOFTWARE & SERVICES — 0.60%
Yahoo! Inc.[b]	24,409	1,084,614

		1,084,614
LIFE SCIENCES TOOLS & SERVICES — 0.45%
Thermo Fisher Scientific Inc.	6,136	824,310

		824,310
MACHINERY — 0.89%
Caterpillar Inc.	12,674	1,014,300
Deere & Co.	6,882	603,483

		1,617,783
MEDIA — 2.08%
CBS Corp. Class B NVS	1,209	73,301
Comcast Corp. Class A	5,659	319,564
Thomson Reuters Corp.	9,152	371,205
Time Warner Inc.	21,436	1,810,056
Twenty-First Century Fox Inc. Class A	12,905	436,705
Walt Disney Co. (The)	7,229	758,250

		3,769,081
METALS & MINING — 0.28%
Freeport-McMoRan Inc.	26,747	506,856

		506,856
MULTI-UTILITIES — 0.90%
Dominion Resources Inc./VA	14,071	997,212
PG&E Corp.	11,975	635,513

		1,632,725
MULTILINE RETAIL — 0.66%
Target Corp.	14,678	1,204,623

		1,204,623
OIL, GAS & CONSUMABLE FUELS — 13.46%
Anadarko Petroleum Corp.	12,063	998,937
Apache Corp.	9,938	599,559
California Resources Corp.	8,195	62,364
Chevron Corp.	49,047	5,148,954
ConocoPhillips	31,631	1,969,346
Devon Energy Corp.	10,510	633,858
Exxon Mobil Corp.	110,642	9,404,570
Hess Corp.	6,516	442,241
Kinder Morgan Inc./DE	25,333	1,065,506
Marathon Oil Corp.	17,415	454,706

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2015

Security	Shares	Value
Marathon Petroleum Corp.	1,563	$160,036
Occidental Petroleum Corp.	20,241	1,477,593
Phillips 66	8,602	676,117
Spectra Energy Corp.	17,281	625,054
Valero Energy Corp.	10,463	665,656

		24,384,497
PHARMACEUTICALS — 10.62%
Bristol-Myers Squibb Co.	27,454	1,770,783
Eli Lilly & Co.	25,348	1,841,532
Johnson & Johnson	61,446	6,181,467
Merck & Co. Inc.	64,752	3,721,945
Pfizer Inc.	164,344	5,717,528

		19,233,255
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.65%
Equity Residential	9,307	724,643
Public Storage	280	55,199
Simon Property Group Inc.	2,033	397,736

		1,177,578
ROAD & RAIL — 0.83%
CSX Corp.	25,878	857,079
Norfolk Southern Corp.	6,287	647,058

		1,504,137
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.08%
Intel Corp.	117,354	3,669,660
Micron Technology Inc.[b]	3,380	91,699

		3,761,359
SOFTWARE — 1.69%
Microsoft Corp.	75,127	3,054,288

		3,054,288
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.51%
EMC Corp./MA	47,527	1,214,790
Hewlett-Packard Co.	48,827	1,521,449

		2,736,239
TOBACCO — 0.85%
Altria Group Inc.	2,747	137,405
Philip Morris International Inc.	16,737	1,260,798
Reynolds American Inc.	1,944	133,961

		1,532,164
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Sprint Corp.[b]	18,739	88,823

Security	Shares	Value
T-Mobile U.S. Inc.[b]	6,835	$216,601

		305,424

TOTAL COMMON STOCKS
(Cost: $174,974,903)		180,739,118

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,c]	96,431	96,431

		96,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $96,431)		96,431

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $175,071,334)		180,835,549
Other Assets, Less Liabilities — 0.19%		337,935

NET ASSETS — 100.00%		$181,173,484

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	392,166	$58,856,273	0.52%
United Technologies Corp.	493,004	57,780,069	0.51
Other securities[a]		195,016,032	1.70

		311,652,374	2.73
AIR FREIGHT & LOGISTICS
Other securities[a]		74,176,307	0.65

		74,176,307	0.65
AIRLINES
Other securities[a]		80,710,362	0.71

		80,710,362	0.71
AUTO COMPONENTS
Other securities[a]		45,715,710	0.40

		45,715,710	0.40
AUTOMOBILES
Other securities[a]		84,376,709	0.74

		84,376,709	0.74
BANKS
Bank of America Corp.	5,654,942	87,029,557	0.76
Citigroup Inc.	1,633,617	84,163,948	0.74
JPMorgan Chase & Co.	2,035,235	123,294,536	1.08
PNC Financial Services Group Inc. (The)[b]	287,284	26,786,360	0.24
Wells Fargo & Co.	2,568,081	139,703,606	1.23
Other securities[a]		156,046,250	1.36

		617,024,257	5.41
BEVERAGES
Coca-Cola Co. (The)	2,135,223	86,583,293	0.76
PepsiCo Inc.	815,289	77,957,934	0.68
Other securities[a]		47,555,533	0.42

		212,096,760	1.86
BIOTECHNOLOGY
Amgen Inc.	407,111	65,076,693	0.57
Biogen Inc.[c]	127,563	53,862,201	0.47
Celgene Corp.[c]	430,684	49,649,251	0.44
Gilead Sciences Inc.[c]	825,839	81,039,581	0.71
Other securities[a]		102,902,178	0.90

		352,529,904	3.09

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$23,297,087	0.20%

		23,297,087	0.20
CAPITAL MARKETS
BlackRock Inc.[b]	68,573	25,086,746	0.22
Other securities[a]		231,072,515	2.03

		256,159,261	2.25
CHEMICALS
Other securities[a]		279,661,771	2.45

		279,661,771	2.45
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		61,173,569	0.54

		61,173,569	0.54
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	2,754,825	75,826,558	0.67
QUALCOMM Inc.	907,707	62,940,403	0.55
Other securities[a]		36,144,890	0.31

		174,911,851	1.53
CONSTRUCTION & ENGINEERING
Other securities[a]		17,243,015	0.15

		17,243,015	0.15
CONSTRUCTION MATERIALS
Other securities[a]		12,853,227	0.11

		12,853,227	0.11
CONSUMER FINANCE
Other securities[a]		89,256,794	0.78

		89,256,794	0.78
CONTAINERS & PACKAGING
Other securities[a]		42,252,741	0.37

		42,252,741	0.37
DISTRIBUTORS
Other securities[a]		11,817,903	0.10

		11,817,903	0.10
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		12,572,803	0.11

		12,572,803	0.11
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	984,195	142,039,022	1.25
Other securities[a]		73,593,881	0.64

		215,632,903	1.89

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.[d]	2,791,259	$91,134,606	0.80%
Verizon Communications Inc.	2,226,926	108,295,411	0.95
Other securities[a]		25,297,996	0.22

		224,728,013	1.97
ELECTRIC UTILITIES
Other securities[a]		182,113,849	1.60

		182,113,849	1.60
ELECTRICAL EQUIPMENT
Other securities[a]		66,724,341	0.59

		66,724,341	0.59
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		58,355,786	0.51

		58,355,786	0.51
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	699,418	58,359,438	0.51
Other securities[a]		80,379,225	0.71

		138,738,663	1.22
FOOD & STAPLES RETAILING
CVS Health Corp.	628,789	64,897,313	0.57
Wal-Mart Stores Inc.	856,794	70,471,306	0.62
Other securities[a]		128,878,905	1.13

		264,247,524	2.32
FOOD PRODUCTS
Other securities[a]		188,602,871	1.65

		188,602,871	1.65
GAS UTILITIES
Other securities[a]		14,108,067	0.12

		14,108,067	0.12
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	769,050	59,978,209	0.53
Other securities[a]		188,560,983	1.65

		248,539,192	2.18
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	526,953	62,333,270	0.55
Other securities[a]		255,416,288	2.24

		317,749,558	2.79
HEALTH CARE TECHNOLOGY
Other securities[a]		17,323,778	0.15

		17,323,778	0.15

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	531,564	$51,795,596	0.45%
Other securities[a]		160,683,697	1.41

		212,479,293	1.86
HOUSEHOLD DURABLES
Other securities[a]		63,117,043	0.55

		63,117,043	0.55
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,455,137	119,233,926	1.05
Other securities[a]		75,324,297	0.66

		194,558,223	1.71
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		14,384,194	0.13

		14,384,194	0.13
INDUSTRIAL CONGLOMERATES
3M Co.	351,860	58,039,307	0.51
General Electric Co.	5,392,422	133,785,990	1.17
Other securities[a]		40,196,037	0.36

		232,021,334	2.04
INSURANCE
Other securities[a]		336,809,649	2.96

		336,809,649	2.96
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	202,036	75,177,596	0.66
Other securities[a]		70,006,622	0.61

		145,184,218	1.27
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ac	1,061,810	87,296,709	0.77
Google Inc. Class Ac	150,945	83,729,191	0.73
Google Inc. Class Cc	152,731	83,696,588	0.73
Other securities[a]		126,658,721	1.12

		381,381,209	3.35
IT SERVICES
International Business Machines Corp.	508,704	81,646,992	0.72
MasterCard Inc. Class A	540,669	46,708,395	0.41
Visa Inc. Class A	1,078,532	70,546,778	0.62
Other securities[a]		178,561,873	1.56

		377,464,038	3.31

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$14,538,420	0.13%

		14,538,420	0.13
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		76,294,984	0.67

		76,294,984	0.67
MACHINERY
Other securities[a]		200,048,370	1.76

		200,048,370	1.76
MARINE
Other securities[a]		2,309,213	0.02

		2,309,213	0.02
MEDIA
Comcast Corp. Class A	1,393,002	78,662,823	0.69
Walt Disney Co. (The)	931,316	97,685,735	0.86
Other securities[a]		240,385,242	2.11

		416,733,800	3.66
METALS & MINING
Other securities[a]		50,148,946	0.44

		50,148,946	0.44
MULTI-UTILITIES
Other securities[a]		124,987,045	1.10

		124,987,045	1.10
MULTILINE RETAIL
Other securities[a]		85,391,167	0.75

		85,391,167	0.75
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	1,023,708	107,468,866	0.94
Exxon Mobil Corp.	2,309,261	196,287,185	1.72
Other securities[a]		418,646,933	3.68

		722,402,984	6.34
PAPER & FOREST PRODUCTS
Other securities[a]		14,518,605	0.13

		14,518,605	0.13
PERSONAL PRODUCTS
Other securities[a]		16,647,301	0.15

		16,647,301	0.15
PHARMACEUTICALS
AbbVie Inc.	855,128	50,059,193	0.44
Actavis PLC[c]	195,519	58,190,365	0.51

Security	Shares	Value	% of Net Assets
Bristol-Myers Squibb Co.	891,201	$57,482,464	0.50%
Johnson & Johnson	1,521,339	153,046,703	1.34
Merck & Co. Inc.	1,571,543	90,332,292	0.79
Pfizer Inc.	3,430,176	119,335,823	1.05
Other securities[a]		110,977,082	0.98

		639,423,922	5.61
PROFESSIONAL SERVICES
Other securities[a]		38,766,937	0.34

		38,766,937	0.34
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		394,332,275	3.46

		394,332,275	3.46
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		19,041,272	0.17

		19,041,272	0.17
ROAD & RAIL
Union Pacific Corp.	487,142	52,762,350	0.46
Other securities[a]		66,098,491	0.58

		118,860,841	1.04
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	2,677,003	83,709,884	0.73
Other securities[a]		183,202,328	1.61

		266,912,212	2.34
SOFTWARE
Microsoft Corp.	4,441,966	180,588,128	1.58
Oracle Corp.	1,766,307	76,216,147	0.67
Other securities[a]		165,352,661	1.45

		422,156,936	3.70
SPECIALTY RETAIL
Home Depot Inc. (The)	735,458	83,555,383	0.73
Other securities[a]		214,607,264	1.89

		298,162,647	2.62
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	3,242,341	403,444,491	3.54
Other securities[a]		92,360,018	0.81

		495,804,509	4.35
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		96,816,197	0.85

		96,816,197	0.85
THRIFTS & MORTGAGE FINANCE
Other securities[a]		10,814,587	0.10

		10,814,587	0.10

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
TOBACCO
Altria Group Inc.	1,068,299	$53,436,316	0.47%
Philip Morris International Inc.	845,858	63,718,483	0.56
Other securities[a]		24,187,245	0.21

		141,342,044	1.24
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		29,616,728	0.26

		29,616,728	0.26
WATER UTILITIES
Other securities[a]		7,750,613	0.07

		7,750,613	0.07
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		15,882,715	0.14

		15,882,715	0.14

TOTAL COMMON STOCKS
(Cost: $9,197,789,462)		11,373,451,421	99.79

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,e,f]	254,695,853	254,695,853	2.23
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,e,f]	14,713,885	14,713,885	0.13

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,e]	9,141,513	$9,141,513	0.08%

		278,551,251	2.44

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 278,551,251)		278,551,251	2.44

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,476,340,713)		11,652,002,672	102.23
Other Assets, Less Liabilities		(254,693,170)	(2.23)

NET ASSETS		$11,397,309,502	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	198	Jun. 2015	Chicago Mercantile	$20,401,920	$212,443
E-mini S&P MidCap 400	15	Jun. 2015	Chicago Mercantile	2,279,700	45,794

Net unrealized appreciation					$258,237

See notes to financial statements.

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	1,934,770	$290,370,281	1.00%
Honeywell International Inc.	2,077,788	216,734,066	0.74
Lockheed Martin Corp.	718,988	145,925,804	0.50
Other securities[a]		243,415,323	0.84

		896,445,474	3.08
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	1,878,072	182,060,300	0.62
Other securities[a]		109,878,794	0.38

		291,939,094	1.00
AIRLINES
Other securities[a]		289,215,291	0.99

		289,215,291	0.99
AUTO COMPONENTS
Other securities[a]		107,728,019	0.37

		107,728,019	0.37
AUTOMOBILES
Other securities[a]		90,553,358	0.31

		90,553,358	0.31
BANKS
Other securities[a]		17,516,593	0.06

		17,516,593	0.06
BEVERAGES
Coca-Cola Co. (The)	10,534,463	427,172,475	1.47
PepsiCo Inc.	4,022,317	384,613,952	1.32
Other securities[a]		204,162,823	0.70

		1,015,949,250	3.49
BIOTECHNOLOGY
Amgen Inc.	1,904,072	304,365,909	1.04
Biogen Inc.[b]	629,334	265,729,988	0.91
Celgene Corp.[b]	2,124,766	244,943,025	0.84
Gilead Sciences Inc.[b]	4,074,391	399,819,989	1.37
Other securities[a]		499,987,348	1.72

		1,714,846,259	5.88
BUILDING PRODUCTS
Other securities[a]		82,406,526	0.28

		82,406,526	0.28

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[c]	129,242	$47,281,893	0.16%
Other securities[a]		284,829,470	0.98

		332,111,363	1.14
CHEMICALS
EI du Pont de Nemours & Co.	2,300,176	164,393,579	0.56
Monsanto Co.	1,283,140	144,404,575	0.50
Other securities[a]		660,353,472	2.26

		969,151,626	3.32
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		147,453,580	0.51

		147,453,580	0.51
COMMUNICATIONS EQUIPMENT
QUALCOMM Inc.	4,478,229	310,520,399	1.07
Other securities[a]		87,831,037	0.30

		398,351,436	1.37
CONSTRUCTION & ENGINEERING
Other securities[a]		30,561,386	0.10

		30,561,386	0.10
CONSTRUCTION MATERIALS
Other securities[a]		34,034,268	0.12

		34,034,268	0.12
CONSUMER FINANCE
American Express Co.	2,406,857	188,023,669	0.65
Other securities[a]		24,876,743	0.08

		212,900,412	0.73
CONTAINERS & PACKAGING
Other securities[a]		112,565,798	0.39

		112,565,798	0.39
DISTRIBUTORS
Other securities[a]		56,032,830	0.19

		56,032,830	0.19
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		37,322,419	0.13

		37,322,419	0.13
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		179,206,060	0.61

		179,206,060	0.61

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	10,987,000	$534,297,810	1.83%
Other securities[a]		54,474,212	0.19

		588,772,022	2.02
ELECTRIC UTILITIES
Other securities[a]		14,769,841	0.05

		14,769,841	0.05
ELECTRICAL EQUIPMENT
Other securities[a]		183,444,815	0.63

		183,444,815	0.63
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		136,200,661	0.47

		136,200,661	0.47
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	3,450,588	287,917,063	0.99
Other securities[a]		208,308,673	0.71

		496,225,736	1.70
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	1,099,423	166,557,087	0.57
Walgreens Boots Alliance Inc.	1,904,143	161,242,829	0.55
Other securities[a]		252,824,307	0.87

		580,624,223	1.99
FOOD PRODUCTS
Kraft Foods Group Inc.	1,579,590	137,605,983	0.47
Other securities[a]		389,481,908	1.34

		527,087,891	1.81
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		509,738,100	1.75

		509,738,100	1.75
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[b]	1,686,358	146,325,284	0.50
McKesson Corp.	611,792	138,387,350	0.47
Other securities[a]		294,728,410	1.02

		579,441,044	1.99
HEALTH CARE TECHNOLOGY
Other securities[a]		81,554,611	0.28

		81,554,611	0.28

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	2,622,468	$255,533,282	0.88%
Starbucks Corp.	1,997,364	189,150,371	0.65
Other securities[a]		423,608,965	1.45

		868,292,618	2.98
HOUSEHOLD DURABLES
Other securities[a]		100,371,132	0.34

		100,371,132	0.34
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	2,171,333	150,560,230	0.52
Other securities[a]		189,410,091	0.65

		339,970,321	1.17
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		3,348,237	0.01

		3,348,237	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	1,735,916	286,339,344	0.98
Other securities[a]		52,805,281	0.18

		339,144,625	1.16
INSURANCE
Other securities[a]		141,490,651	0.49

		141,490,651	0.49
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	996,773	370,899,233	1.27
Priceline Group Inc. (The)[b]	136,856	159,320,912	0.55
Other securities[a]		167,023,704	0.57

		697,243,849	2.39
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	3,362,566	193,952,807	0.67
Facebook Inc. Class Ab	5,238,616	430,692,814	1.48
Google Inc. Class Ab	744,713	413,092,301	1.42
Google Inc. Class Cb	753,516	412,926,768	1.42
Other securities[a]		301,676,510	1.02

		1,752,341,200	6.01
IT SERVICES
Accenture PLC Class A	1,678,409	157,250,139	0.54
International Business Machines Corp.	2,509,771	402,818,246	1.38
MasterCard Inc. Class A	2,667,361	230,433,317	0.79

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Visa Inc. Class A	5,321,357	$348,069,961	1.19%
Other securities[a]		553,540,203	1.91

		1,692,111,866	5.81
LEISURE PRODUCTS
Other securities[a]		48,483,734	0.17

		48,483,734	0.17
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		208,296,768	0.71

		208,296,768	0.71
MACHINERY
Other securities[a]		550,817,217	1.89

		550,817,217	1.89
MARINE
Other securities[a]		11,356,566	0.04

		11,356,566	0.04
MEDIA
Comcast Corp. Class A	6,288,431	355,107,699	1.22
Walt Disney Co. (The)	3,850,474	403,876,218	1.39
Other securities[a]		777,367,288	2.66

		1,536,351,205	5.27
METALS & MINING
Other securities[a]		20,502,373	0.07

		20,502,373	0.07
MULTI-UTILITIES
Other securities[a]		6,688,852	0.02

		6,688,852	0.02
MULTILINE RETAIL
Other securities[a]		212,096,505	0.73

		212,096,505	0.73
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	1,450,068	132,956,735	0.46
Other securities[a]		681,757,338	2.33

		814,714,073	2.79
PAPER & FOREST PRODUCTS
Other securities[a]		9,876,166	0.03

		9,876,166	0.03
PERSONAL PRODUCTS
Other securities[a]		75,827,579	0.26

		75,827,579	0.26
PHARMACEUTICALS
AbbVie Inc.	4,218,769	246,966,737	0.85

Security	Shares	Value	% of Net Assets
Actavis PLC[b]	964,474	$287,046,752	0.98%
Other securities[a]		542,737,321	1.86

		1,076,750,810	3.69
PROFESSIONAL SERVICES
Other securities[a]		119,714,525	0.41

		119,714,525	0.41
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		581,811,856	2.00

		581,811,856	2.00
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		49,563,218	0.17

		49,563,218	0.17
ROAD & RAIL
Union Pacific Corp.	2,403,327	260,304,347	0.89
Other securities[a]		134,719,792	0.47

		395,024,139	1.36
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	2,863,812	163,767,089	0.56
Other securities[a]		512,422,421	1.76

		676,189,510	2.32
SOFTWARE
Microsoft Corp.	14,179,573	576,470,540	1.98
Oracle Corp.	8,714,307	376,022,347	1.29
Other securities[a]		655,007,881	2.24

		1,607,500,768	5.51
SPECIALTY RETAIL
Home Depot Inc. (The)	3,628,487	412,232,408	1.41
Lowe’s Companies Inc.	2,703,053	201,080,113	0.69
TJX Companies Inc. (The)	1,858,165	130,164,458	0.45
Other securities[a]		506,036,569	1.74

		1,249,513,548	4.29
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	15,997,199	1,990,531,471	6.83
Other securities[a]		60,676,413	0.21

		2,051,207,884	7.04
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	1,853,271	185,938,679	0.64
Other securities[a]		283,840,100	0.97

		469,778,779	1.61

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
THRIFTS & MORTGAGE FINANCE
Other securities[a]		$3,440,124	0.01%

		3,440,124	0.01
TOBACCO
Altria Group Inc.	4,985,877	249,393,567	0.86
Philip Morris International Inc.	2,449,687	184,534,922	0.63
Other securities[a]		105,496,289	0.36

		539,424,778	1.85
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		113,329,235	0.39

		113,329,235	0.39
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		40,029,581	0.14

		40,029,581	0.14

TOTAL COMMON STOCKS
(Cost: $20,865,766,487)		29,116,754,278	99.89

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	255,409,931	$255,409,931	0.88%
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	14,755,137	14,755,137	0.05
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	24,080,143	24,080,143	0.08

		294,245,211	1.01

TOTAL SHORT-TERM INVESTMENTS
(Cost: $294,245,211)		294,245,211	1.01

TOTAL INVESTMENTS IN SECURITIES
(Cost: $21,160,011,698)		29,410,999,489	100.90
Other Assets, Less Liabilities		(262,010,134)	(0.90)

NET ASSETS		$29,148,989,355	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	288	Jun. 2015	Chicago Mercantile	$29,675,520	$415,394

See notes to financial statements.

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
General Dynamics Corp.	772,938	$104,910,875	0.41%
United Technologies Corp.	2,057,392	241,126,342	0.93
Other securities[a]		264,728,626	1.03

		610,765,843	2.37
AIR FREIGHT & LOGISTICS
Other securities[a]		70,439,345	0.27

		70,439,345	0.27
AIRLINES
Other securities[a]		103,704,808	0.40

		103,704,808	0.40
AUTO COMPONENTS
Other securities[a]		112,191,174	0.44

		112,191,174	0.44
AUTOMOBILES
Ford Motor Co.	9,814,883	158,412,212	0.61
General Motors Co.	4,053,197	151,994,887	0.59

		310,407,099	1.20
BANKS
Bank of America Corp.	26,576,242	409,008,364	1.59
Citigroup Inc.	7,677,402	395,539,751	1.53
JPMorgan Chase & Co.	9,565,067	579,451,759	2.25
PNC Financial Services Group Inc. (The)[b]	1,349,959	125,870,177	0.49
U.S. Bancorp/MN	4,341,535	189,594,833	0.73
Wells Fargo & Co.	12,069,359	656,573,130	2.55
Other securities[a]		527,464,048	2.04

		2,883,502,062	11.18
BEVERAGES
Other securities[a]		28,797,328	0.11

		28,797,328	0.11
BIOTECHNOLOGY
Other securities[a]		23,053,954	0.09

		23,053,954	0.09

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$31,367,704	0.12%

		31,367,704	0.12
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	2,882,194	115,979,486	0.45
BlackRock Inc.[b]	199,140	72,853,378	0.28
Goldman Sachs Group Inc. (The)	1,130,169	212,437,867	0.82
Morgan Stanley	3,876,475	138,351,393	0.54
Other securities[a]		347,724,640	1.35

		887,346,764	3.44
CHEMICALS
Dow Chemical Co. (The)	2,556,239	122,648,347	0.48
Other securities[a]		268,430,186	1.04

		391,078,533	1.52
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		146,842,951	0.57

		146,842,951	0.57
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	12,946,615	356,355,578	1.38
Other securities[a]		86,310,206	0.34

		442,665,784	1.72
CONSTRUCTION & ENGINEERING
Other securities[a]		52,134,133	0.20

		52,134,133	0.20
CONSTRUCTION MATERIALS
Other securities[a]		27,874,132	0.11

		27,874,132	0.11
CONSUMER FINANCE
Capital One Financial Corp.	1,444,620	113,864,948	0.44
Other securities[a]		102,578,419	0.40

		216,443,367	0.84
CONTAINERS & PACKAGING
Other securities[a]		91,532,326	0.35

		91,532,326	0.35
DISTRIBUTORS
Other securities[a]		2,314,374	0.01

		2,314,374	0.01

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		$23,509,825	0.09%

		23,509,825	0.09
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	4,625,469	667,547,686	2.59
Other securities[a]		175,232,654	0.68

		842,780,340	3.27
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.[d]	13,117,972	428,301,786	1.66
Other securities[a]		66,628,980	0.26

		494,930,766	1.92
ELECTRIC UTILITIES
Duke Energy Corp.	1,787,462	137,241,332	0.53
NextEra Energy Inc.	1,102,254	114,689,529	0.44
Southern Co. (The)	2,253,163	99,770,058	0.39
Other securities[a]		489,952,630	1.90

		841,653,549	3.26
ELECTRICAL EQUIPMENT
Other securities[a]		139,121,760	0.54

		139,121,760	0.54
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		144,674,612	0.56

		144,674,612	0.56
ENERGY EQUIPMENT & SERVICES
Other securities[a]		179,689,910	0.70

		179,689,910	0.70
FOOD & STAPLES RETAILING
CVS Health Corp.	2,535,411	261,679,769	1.01
Wal-Mart Stores Inc.	3,615,869	297,405,225	1.15
Other securities[a]		129,693,114	0.51

		688,778,108	2.67
FOOD PRODUCTS
Mondelez International Inc. Class A	4,274,973	154,283,775	0.60
Other securities[a]		230,054,324	0.89

		384,338,099	1.49
GAS UTILITIES
Other securities[a]		66,584,629	0.26

		66,584,629	0.26

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	3,795,939	$175,865,854	0.68%
Medtronic PLC	3,614,165	281,868,728	1.09
Other securities[a]		224,895,888	0.88

		682,630,470	2.65
HEALTH CARE PROVIDERS & SERVICES
Anthem Inc.	706,852	109,145,017	0.42
UnitedHealth Group Inc.	2,476,418	292,935,485	1.14
Other securities[a]		539,177,962	2.09

		941,258,464	3.65
HEALTH CARE TECHNOLOGY
Other securities[a]		3,857,756	0.02

		3,857,756	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		171,588,544	0.67

		171,588,544	0.67
HOUSEHOLD DURABLES
Other securities[a]		201,177,987	0.78

		201,177,987	0.78
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	6,448,942	528,426,308	2.05
Other securities[a]		62,093,575	0.24

		590,519,883	2.29
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		64,351,112	0.25

		64,351,112	0.25
INDUSTRIAL CONGLOMERATES
Danaher Corp.	1,174,750	99,736,275	0.39
General Electric Co.	25,343,033	628,760,649	2.44
Other securities[a]		38,744,587	0.14

		767,241,511	2.97
INSURANCE
American International Group Inc.	3,468,625	190,045,964	0.74
MetLife Inc.	2,364,738	119,537,506	0.46
Other securities[a]		1,138,307,783	4.41

		1,447,891,253	5.61

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
INTERNET & CATALOG RETAIL
Other securities[a]		$18,101,098	0.07%

		18,101,098	0.07
INTERNET SOFTWARE & SERVICES
Yahoo! Inc.[c]	2,394,361	106,393,431	0.41
Other securities[a]		16,902,243	0.07

		123,295,674	0.48
IT SERVICES
Other securities[a]		162,426,512	0.63

		162,426,512	0.63
LEISURE PRODUCTS
Other securities[a]		22,325,277	0.09

		22,325,277	0.09
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		160,276,618	0.62

		160,276,618	0.62
MACHINERY
Other securities[a]		415,745,624	1.61

		415,745,624	1.61
MEDIA
Time Warner Inc.	2,102,765	177,557,477	0.69
Other securities[a]		317,715,407	1.23

		495,272,884	1.92
METALS & MINING
Other securities[a]		216,538,012	0.84

		216,538,012	0.84
MULTI-UTILITIES
Other securities[a]		580,717,098	2.25

		580,717,098	2.25
MULTILINE RETAIL
Target Corp.	1,439,869	118,170,049	0.46
Other securities[a]		81,273,329	0.31

		199,443,378	0.77
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	4,811,120	505,071,378	1.96
ConocoPhillips	3,102,840	193,182,818	0.75
Exxon Mobil Corp.	10,853,081	922,511,885	3.58
Kinder Morgan Inc./DE	2,485,030	104,520,362	0.41
Occidental Petroleum Corp.	1,985,546	144,944,858	0.56

Security	Shares	Value	% of Net Assets
Other securities[a]		$748,505,891	2.89%

		2,618,737,192	10.15
PAPER & FOREST PRODUCTS
Other securities[a]		58,818,475	0.23

		58,818,475	0.23
PERSONAL PRODUCTS
Other securities[a]		6,046,845	0.02

		6,046,845	0.02
PHARMACEUTICALS
Bristol-Myers Squibb Co.	2,693,064	173,702,628	0.67
Eli Lilly & Co.	2,486,450	180,640,593	0.70
Johnson & Johnson	6,027,407	606,357,144	2.35
Merck & Co. Inc.	6,351,736	365,097,785	1.42
Pfizer Inc.	16,120,872	560,845,137	2.17
Other securities[a]		92,707,043	0.36

		1,979,350,330	7.67
PROFESSIONAL SERVICES
Other securities[a]		68,089,629	0.26

		68,089,629	0.26
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,298,433,090	5.03

		1,298,433,090	5.03
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		42,368,687	0.16

		42,368,687	0.16
ROAD & RAIL
Other securities[a]		182,649,647	0.71

		182,649,647	0.71
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	11,511,563	359,966,575	1.40
Other securities[a]		250,174,944	0.97

		610,141,519	2.37
SOFTWARE
Microsoft Corp.	7,369,460	299,605,396	1.16
Other securities[a]		153,416,457	0.60

		453,021,853	1.76
SPECIALTY RETAIL
Other securities[a]		211,467,852	0.82

		211,467,852	0.82
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
EMC Corp./MA	4,662,101	119,163,302	0.46

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Hewlett-Packard Co.	4,789,672	$149,246,179	0.58%
Other securities[a]		107,834,806	0.42

		376,244,287	1.46
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		7,611,581	0.03

		7,611,581	0.03
THRIFTS & MORTGAGE FINANCE
Other securities[a]		47,520,183	0.18

		47,520,183	0.18
TOBACCO
Philip Morris International Inc.	1,641,792	123,676,191	0.48
Other securities[a]		26,750,505	0.10

		150,426,696	0.58
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		31,504,604	0.12

		31,504,604	0.12
WATER UTILITIES
Other securities[a]		36,317,735	0.14

		36,317,735	0.14
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		36,643,081	0.14

		36,643,081	0.14

TOTAL COMMON STOCKS
(Cost: $20,959,116,631)		25,718,575,720	99.70

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,e,f]	324,911,609	$324,911,609	1.26%
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,e,f]	18,770,278	18,770,278	0.07
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,e]	18,827,977	18,827,977	0.07

		362,509,864	1.40

TOTAL SHORT-TERM INVESTMENTS
(Cost: $362,509,864)		362,509,864	1.40

TOTAL INVESTMENTS IN SECURITIES
(Cost: $21,321,626,495)		26,081,085,584	101.10
Other Assets, Less Liabilities		(284,292,172)	(1.10)

NET ASSETS		$25,796,793,412	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	738	Jun. 2015	Chicago Mercantile	$76,043,520	$603,462

See notes to financial statements.

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	820,427	$60,662,373	0.20%
Esterline Technologies Corp.[a,b]	541,607	61,970,673	0.20
HEICO Corp.[b]	1,131,971	69,129,469	0.22
Teledyne Technologies Inc.[a,b]	600,936	64,137,899	0.21
Other securities[c]		255,725,661	0.82

		511,626,075	1.65
AIR FREIGHT & LOGISTICS
Other securities[c]		158,969,765	0.51

		158,969,765	0.51
AIRLINES
JetBlue Airways Corp.[a,b]	4,231,517	81,456,702	0.26
Other securities[c]		94,552,607	0.31

		176,009,309	0.57
AUTO COMPONENTS
Dana Holding Corp.	2,884,125	61,028,085	0.20
Tenneco Inc.[a,b]	1,036,527	59,517,380	0.19
Other securities[c]		256,738,455	0.83

		377,283,920	1.22
AUTOMOBILES
Other securities[c]		9,915,877	0.03

		9,915,877	0.03
BANKS
Investors Bancorp Inc.	6,097,579	71,463,626	0.23
Prosperity Bancshares Inc.	1,187,155	62,301,894	0.20
Other securities[c]		2,250,246,309	7.28

		2,384,011,829	7.71
BEVERAGES
Other securities[c]		54,329,143	0.18

		54,329,143	0.18
BIOTECHNOLOGY
Cepheid[a,b]	1,186,981	67,539,219	0.22
Isis Pharmaceuticals Inc.[a,b]	2,000,863	127,394,947	0.41
Puma Biotechnology Inc.[a,b]	418,421	98,793,382	0.32
Receptos Inc.[a]	373,555	61,595,484	0.20

Security	Shares	Value	% of Net Assets
Other securities[c]		$1,609,905,861	5.21%

		1,965,228,893	6.36
BUILDING PRODUCTS
Other securities[c]		265,345,002	0.86

		265,345,002	0.86
CAPITAL MARKETS
Stifel Financial Corp.[a,b]	1,114,720	62,145,640	0.20
Other securities[c]		398,510,833	1.29

		460,656,473	1.49
CHEMICALS
Other securities[c]		648,390,449	2.10

		648,390,449	2.10
COMMERCIAL SERVICES & SUPPLIES
Deluxe Corp.	852,203	59,040,624	0.19
Other securities[c]		614,686,846	1.99

		673,727,470	2.18
COMMUNICATIONS EQUIPMENT
Other securities[c]		484,158,582	1.57

		484,158,582	1.57
CONSTRUCTION & ENGINEERING
Other securities[c]		218,210,658	0.71

		218,210,658	0.71
CONSTRUCTION MATERIALS
Other securities[c]		33,383,767	0.11

		33,383,767	0.11
CONSUMER FINANCE
Other securities[c]		202,662,469	0.65

		202,662,469	0.65
CONTAINERS & PACKAGING
Graphic Packaging Holding Co.	5,565,013	80,915,289	0.26
Other securities[c]		69,411,466	0.23

		150,326,755	0.49
DISTRIBUTORS
Other securities[c]		85,167,205	0.28

		85,167,205	0.28
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		283,078,051	0.92

		283,078,051	0.92
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		99,867,654	0.32

		99,867,654	0.32

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		$197,822,699	0.64%

		197,822,699	0.64
ELECTRIC UTILITIES
Other securities[c]		406,032,550	1.31

		406,032,550	1.31
ELECTRICAL EQUIPMENT
Other securities[c]		300,048,258	0.97

		300,048,258	0.97
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Belden Inc.	742,252	69,445,097	0.22
Cognex Corp.[a]	1,478,241	73,305,971	0.24
Other securities[c]		691,772,785	2.24

		834,523,853	2.70
ENERGY EQUIPMENT & SERVICES
Other securities[c]		330,463,398	1.07

		330,463,398	1.07
FOOD & STAPLES RETAILING
United Natural Foods Inc.[a,b]	844,822	65,085,087	0.21
Other securities[c]		250,651,541	0.81

		315,736,628	1.02
FOOD PRODUCTS
TreeHouse Foods Inc.[a,b]	716,151	60,887,158	0.20
Other securities[c]		397,524,658	1.28

		458,411,816	1.48
GAS UTILITIES
Other securities[c]		330,658,600	1.07

		330,658,600	1.07
HEALTH CARE EQUIPMENT & SUPPLIES
DexCom Inc.[a,b]	1,275,243	79,498,649	0.26
STERIS Corp.	1,005,854	70,681,361	0.23
West Pharmaceutical Services Inc.	1,203,007	72,433,051	0.23
Other securities[c]		906,643,570	2.93

		1,129,256,631	3.65
HEALTH CARE PROVIDERS & SERVICES
HealthSouth Corp.	1,499,725	66,527,801	0.22
Team Health Holdings Inc.[a,b]	1,195,626	69,956,077	0.23

Security	Shares	Value	% of Net Assets
WellCare Health Plans Inc.[a,b]	746,827	$68,304,797	0.22%
Other securities[c]		615,009,664	1.98

		819,798,339	2.65
HEALTH CARE TECHNOLOGY
Other securities[c]		156,381,721	0.51

		156,381,721	0.51
HOTELS, RESTAURANTS & LEISURE
Jack in the Box Inc.	681,596	65,378,688	0.21
Vail Resorts Inc.	615,355	63,640,014	0.21
Other securities[c]		887,214,885	2.87

		1,016,233,587	3.29
HOUSEHOLD DURABLES
Other securities[c]		378,333,849	1.22

		378,333,849	1.22
HOUSEHOLD PRODUCTS
Other securities[c]		54,683,253	0.18

		54,683,253	0.18
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Dynegy Inc.[a,b]	2,092,082	65,754,137	0.21
Other securities[c]		87,003,607	0.28

		152,757,744	0.49
INDUSTRIAL CONGLOMERATES
Other securities[c]		12,774,201	0.04

		12,774,201	0.04
INSURANCE
CNO Financial Group Inc.	3,491,362	60,121,254	0.19
First American Financial Corp.	1,818,806	64,894,998	0.21
Other securities[c]		632,612,591	2.05

		757,628,843	2.45
INTERNET & CATALOG RETAIL
Other securities[c]		152,815,429	0.49

		152,815,429	0.49
INTERNET SOFTWARE & SERVICES
Other securities[c]		710,195,023	2.30

		710,195,023	2.30

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
IT SERVICES
MAXIMUS Inc.	1,152,351	$76,930,953	0.25%
WEX Inc.[a,b]	659,644	70,819,380	0.23
Other securities[c]		584,462,398	1.89

		732,212,731	2.37
LEISURE PRODUCTS
Brunswick Corp./DE	1,578,282	81,202,609	0.26
Other securities[c]		76,226,775	0.25

		157,429,384	0.51
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a,b]	968,218	66,797,360	0.22
Other securities[c]		115,915,869	0.37

		182,713,229	0.59
MACHINERY
Other securities[c]		902,281,148	2.92

		902,281,148	2.92
MARINE
Other securities[c]		53,353,253	0.17

		53,353,253	0.17
MEDIA
Other securities[c]		448,995,118	1.45

		448,995,118	1.45
METALS & MINING
Other securities[c]		276,119,084	0.89

		276,119,084	0.89
MULTI-UTILITIES
Other securities[c]		116,354,924	0.38

		116,354,924	0.38
MULTILINE RETAIL
Other securities[c]		53,480,667	0.17

		53,480,667	0.17
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		725,111,679	2.34

		725,111,679	2.34
PAPER & FOREST PRODUCTS
Other securities[c]		233,851,153	0.76

		233,851,153	0.76
PERSONAL PRODUCTS
Other securities[c]		49,424,165	0.16

		49,424,165	0.16

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[c]		$609,400,203	1.97%

		609,400,203	1.97
PROFESSIONAL SERVICES
Other securities[c]		433,863,411	1.40

		433,863,411	1.40
REAL ESTATE INVESTMENT TRUSTS (REITS)
CubeSmart[b]	2,758,826	66,625,648	0.22
Highwoods Properties Inc.[b]	1,534,146	70,233,204	0.23
LaSalle Hotel Properties[b]	1,900,855	73,867,225	0.24
PennyMac Mortgage Investment Trust[d]	880,631	18,748,634	0.06
RLJ Lodging Trust[b]	2,228,391	69,770,922	0.23
Other securities[c]		2,441,888,664	7.89

		2,741,134,297	8.87
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		129,639,129	0.42

		129,639,129	0.42
ROAD & RAIL
Other securities[c]		207,178,594	0.67

		207,178,594	0.67
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cavium Inc.[a,b]	899,509	63,703,227	0.21
Cypress Semiconductor Corp.	5,209,707	73,508,966	0.24
Qorvo Inc.[a]	2,437,966	194,305,890	0.63
Other securities[c]		894,761,043	2.89

		1,226,279,126	3.97
SOFTWARE
Aspen Technology Inc.[a,b]	1,567,519	60,333,806	0.20
Guidewire Software Inc.[a,b]	1,156,781	60,858,248	0.20
Manhattan Associates Inc.[a,b]	1,290,203	65,297,174	0.21
SS&C Technologies Holdings Inc.	1,159,535	72,239,031	0.23
Tyler Technologies Inc.[a,b]	561,927	67,729,061	0.22
Ultimate Software Group Inc. (The)[a,b]	482,534	82,009,066	0.27

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Verint Systems Inc.[a,b]	1,018,228	$63,058,860	0.20%
Other securities[c]		928,142,710	3.00

		1,399,667,956	4.53
SPECIALTY RETAIL
Office Depot Inc.[a]	9,101,841	83,736,937	0.27
Other securities[c]		933,202,786	3.02

		1,016,939,723	3.29
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		132,086,797	0.43

		132,086,797	0.43
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		335,765,088	1.09

		335,765,088	1.09
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,b,d	224,219	3,804,996	0.01
Other securities[c]		521,556,821	1.69

		525,361,817	1.70
TOBACCO
Other securities[c]		49,187,595	0.16

		49,187,595	0.16
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		254,018,006	0.82

		254,018,006	0.82
TRANSPORTATION INFRASTRUCTURE
Other securities[c]		13,741,151	0.04

		13,741,151	0.04
WATER UTILITIES
Other securities[c]		75,706,732	0.24

		75,706,732	0.24
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		34,072,874	0.11

		34,072,874	0.11

TOTAL COMMON STOCKS
(Cost: $34,492,728,257)		30,872,274,802	99.86

Security	Shares	Value	% of Net Assets
WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[c]		$3	—%

		3	—

TOTAL WARRANTS
(Cost: $0)		3	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	4,326,375,433	4,326,375,433	13.99
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	249,936,500	249,936,500	0.81
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	34,219,293	34,219,293	0.11

		4,610,531,226	14.91

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,610,531,226)		4,610,531,226	14.91

TOTAL INVESTMENTS IN SECURITIES
(Cost: $39,103,259,483)		35,482,806,031	114.77
Other Assets, Less Liabilities		(4,566,200,564)	(14.77)

NET ASSETS		$30,916,605,467	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	322	Jun. 2015	ICE Markets Equity	$40,214,580	$1,245,290

See notes to financial statements.

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
HEICO Corp.	522,538	$31,911,396	0.44%
Other securities[a]		53,758,778	0.73

		85,670,174	1.17
AIR FREIGHT & LOGISTICS
Other securities[a]		37,044,761	0.51

		37,044,761	0.51
AIRLINES
Other securities[a]		34,858,035	0.48

		34,858,035	0.48
AUTO COMPONENTS
Tenneco Inc.[b,c]	478,471	27,473,805	0.38
Other securities[a]		86,667,544	1.18

		114,141,349	1.56
AUTOMOBILES
Other securities[a]		4,589,184	0.06

		4,589,184	0.06
BANKS
Other securities[a]		71,333,666	0.97

		71,333,666	0.97
BEVERAGES
Other securities[a]		24,491,020	0.33

		24,491,020	0.33
BIOTECHNOLOGY
Bluebird Bio Inc.[b,c]	194,079	23,438,921	0.32
Cepheid[b,c]	547,928	31,177,103	0.43
Isis Pharmaceuticals Inc.[b,c]	923,672	58,810,196	0.80
Neurocrine Biosciences Inc.[b]	663,737	26,356,996	0.36
Puma Biotechnology Inc.[b,c]	193,236	45,624,952	0.62
Receptos Inc.[b,c]	172,436	28,432,972	0.39
Other securities[a]		617,784,102	8.44

		831,625,242	11.36
BUILDING PRODUCTS
Other securities[a]		69,760,445	0.95

		69,760,445	0.95
CAPITAL MARKETS
Other securities[a]		104,014,396	1.42

		104,014,396	1.42

Security	Shares	Value	% of Net Assets
CHEMICALS
PolyOne Corp.	700,264	$26,154,860	0.36%
Other securities[a]		110,086,440	1.50

		136,241,300	1.86
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		140,876,455	1.92

		140,876,455	1.92
COMMUNICATIONS EQUIPMENT
Other securities[a]		165,143,983	2.26

		165,143,983	2.26
CONSTRUCTION & ENGINEERING
Other securities[a]		32,514,388	0.44

		32,514,388	0.44
CONSTRUCTION MATERIALS
Other securities[a]		15,232,971	0.21

		15,232,971	0.21
CONSUMER FINANCE
Other securities[a]		52,109,416	0.71

		52,109,416	0.71
CONTAINERS & PACKAGING
Graphic Packaging Holding Co.	2,568,942	37,352,417	0.51
Other securities[a]		19,687,402	0.27

		57,039,819	0.78
DISTRIBUTORS
Pool Corp.	354,588	24,736,059	0.34
Other securities[a]		1,237,388	0.02

		25,973,447	0.36
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		77,341,628	1.06

		77,341,628	1.06
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	296,462	24,576,700	0.34
Other securities[a]		349,944	—

		24,926,644	0.34
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		43,640,548	0.60

		43,640,548	0.60
ELECTRIC UTILITIES
Other securities[a]		17,523	—

		17,523	—

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Generac Holdings Inc.[b,c]	540,956	$26,339,148	0.36%
Other securities[a]		68,489,417	0.94

		94,828,565	1.30
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Belden Inc.	342,636	32,057,024	0.44
Cognex Corp.[b]	682,385	33,839,472	0.46
FEI Co.	332,119	25,353,964	0.35
Other securities[a]		114,050,115	1.55

		205,300,575	2.80
ENERGY EQUIPMENT & SERVICES
Other securities[a]		41,372,101	0.57

		41,372,101	0.57
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	302,480	27,253,448	0.37
United Natural Foods Inc.[b,c]	389,982	30,044,213	0.41
Other securities[a]		44,331,775	0.61

		101,629,436	1.39
FOOD PRODUCTS
Other securities[a]		100,547,190	1.37

		100,547,190	1.37
HEALTH CARE EQUIPMENT & SUPPLIES
DexCom Inc.[b,c]	588,680	36,698,311	0.50
STERIS Corp.	464,320	32,627,766	0.45
West Pharmaceutical Services Inc.	555,330	33,436,419	0.46
Other securities[a]		292,992,869	3.99

		395,755,365	5.40
HEALTH CARE PROVIDERS & SERVICES
Acadia Healthcare Co. Inc.[b,c]	336,137	24,067,409	0.33
HealthSouth Corp.	526,258	23,344,805	0.32
Team Health Holdings Inc.[b]	551,922	32,292,956	0.44
Other securities[a]		129,496,207	1.77

		209,201,377	2.86
HEALTH CARE TECHNOLOGY
Other securities[a]		71,042,124	0.97

		71,042,124	0.97

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[b,c]	148,544	$26,922,115	0.37%
Jack in the Box Inc.	314,635	30,179,789	0.41
Vail Resorts Inc.	284,056	29,377,072	0.40
Other securities[a]		243,185,639	3.32

		329,664,615	4.50
HOUSEHOLD DURABLES
Other securities[a]		57,137,093	0.78

		57,137,093	0.78
HOUSEHOLD PRODUCTS
Other securities[a]		15,739,010	0.22

		15,739,010	0.22
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		20,635,321	0.28

		20,635,321	0.28
INDUSTRIAL CONGLOMERATES
Other securities[a]		5,889,063	0.08

		5,889,063	0.08
INSURANCE
Other securities[a]		36,815,204	0.50

		36,815,204	0.50
INTERNET & CATALOG RETAIL
Other securities[a]		45,211,857	0.62

		45,211,857	0.62
INTERNET SOFTWARE & SERVICES
j2 Global Inc.[c]	373,741	24,547,309	0.34
Other securities[a]		248,832,379	3.39

		273,379,688	3.73
IT SERVICES
Euronet Worldwide Inc.[b,c]	400,544	23,531,960	0.32
MAXIMUS Inc.	531,949	35,512,915	0.48
WEX Inc.[b,c]	304,503	32,691,442	0.45
Other securities[a]		154,228,256	2.11

		245,964,573	3.36
LEISURE PRODUCTS
Other securities[a]		38,009,106	0.52

		38,009,106	0.52
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b,c]	446,945	30,834,736	0.42

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$43,990,645	0.60%

		74,825,381	1.02
MACHINERY
CLARCOR Inc.	373,680	24,685,301	0.34
Other securities[a]		258,701,110	3.53

		283,386,411	3.87
MARINE
Other securities[a]		4,934,954	0.07

		4,934,954	0.07
MEDIA
Other securities[a]		73,536,208	1.00

		73,536,208	1.00
METALS & MINING
Other securities[a]		43,542,870	0.59

		43,542,870	0.59
MULTILINE RETAIL
Other securities[a]		16,452,780	0.23

		16,452,780	0.23
OIL, GAS & CONSUMABLE FUELS
Diamondback Energy Inc.[b,c]	347,049	26,667,245	0.36
SemGroup Corp. Class A	334,919	27,242,311	0.37
Other securities[a]		126,747,314	1.74

		180,656,870	2.47
PAPER & FOREST PRODUCTS
Other securities[a]		61,466,392	0.84

		61,466,392	0.84
PERSONAL PRODUCTS
Other securities[a]		10,054,891	0.14

		10,054,891	0.14
PHARMACEUTICALS
Pacira Pharmaceuticals Inc./DEb,c	280,223	24,897,813	0.34
Other securities[a]		220,193,735	3.01

		245,091,548	3.35
PROFESSIONAL SERVICES
Other securities[a]		119,600,538	1.63

		119,600,538	1.63
REAL ESTATE INVESTMENT TRUSTS (REITS)
Sun Communities Inc.[c]	377,335	25,175,791	0.34
Other securities[a]		177,739,219	2.43

		202,915,010	2.77

Security	Shares	Value	% of Net Assets
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		$13,899,685	0.19%

		13,899,685	0.19
ROAD & RAIL
Other securities[a]		67,228,699	0.92

		67,228,699	0.92
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cavium Inc.[b,c]	415,227	29,406,376	0.40
Cypress Semiconductor Corp.	2,404,909	33,933,266	0.46
Qorvo Inc.[b]	1,125,475	89,700,357	1.22
Other securities[a]		229,355,933	3.14

		382,395,932	5.22
SOFTWARE
Aspen Technology Inc.[b,c]	723,585	27,850,787	0.38
Guidewire Software Inc.[b,c]	533,984	28,092,898	0.38
Manhattan Associates Inc.[b,c]	595,578	30,142,203	0.41
SS&C Technologies Holdings Inc.	535,263	33,346,885	0.46
Tyler Technologies Inc.[b]	259,395	31,264,879	0.43
Ultimate Software Group Inc. (The)[b,c]	222,750	37,857,476	0.52
Verint Systems Inc.[b]	444,199	27,509,244	0.38
Other securities[a]		345,761,642	4.71

		561,826,014	7.67
SPECIALTY RETAIL
Restoration Hardware Holdings Inc.[b,c]	245,047	24,306,212	0.33
Other securities[a]		220,403,595	3.01

		244,709,807	3.34
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		45,465,010	0.62

		45,465,010	0.62
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	797,115	26,663,497	0.36
Other securities[a]		92,221,295	1.26

		118,884,792	1.62

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
THRIFTS & MORTGAGE FINANCE
Other securities[a]		$39,609,939	0.54%

		39,609,939	0.54
TOBACCO
Other securities[a]		8,458,770	0.12

		8,458,770	0.12
TRADING COMPANIES & DISTRIBUTORS
Watsco Inc.	203,042	25,522,379	0.35
Other securities[a]		41,332,461	0.56

		66,854,840	0.91
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,045,437	0.01

		1,045,437	0.01
WATER UTILITIES
Other securities[a]		3,216,830	0.04

		3,216,830	0.04
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		8,984,103	0.12

		8,984,103	0.12

TOTAL COMMON STOCKS
(Cost: $6,961,235,132)		7,315,752,368	99.90

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		1	—

		1	—

TOTAL WARRANTS
(Cost: $0)		1	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	1,471,849,380	$1,471,849,380	20.10%
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	85,029,348	85,029,348	1.16
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	5,143,819	5,143,819	0.07

		1,562,022,547	21.33

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,562,022,547)		1,562,022,547	21.33

TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,523,257,679)		8,877,774,916	121.23
Other Assets, Less Liabilities		(1,554,495,010)	(21.23)

NET ASSETS		$7,323,279,906	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	60	Jun. 2015	ICE Markets Equity	$7,493,400	$212,453

See notes to financial statements.

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	250,219	$18,501,193	0.30%
DigitalGlobe Inc.[a,b]	528,668	18,011,719	0.29
Esterline Technologies Corp.[a]	223,134	25,530,992	0.41
Moog Inc. Class Aa	268,697	20,165,710	0.32
Teledyne Technologies Inc.[a]	191,395	20,427,588	0.33
Other securities[c]		31,578,796	0.51

		134,215,998	2.16
AIR FREIGHT & LOGISTICS
Other securities[c]		32,414,988	0.52

		32,414,988	0.52
AIRLINES
JetBlue Airways Corp.[a,b]	1,497,909	28,834,748	0.46
Other securities[c]		12,582,088	0.21

		41,416,836	0.67
AUTO COMPONENTS
Other securities[c]		53,551,192	0.86

		53,551,192	0.86
BANKS
FirstMerit Corp.	1,158,802	22,086,766	0.36
Investors Bancorp Inc.	2,213,532	25,942,595	0.42
Prosperity Bancshares Inc.	489,107	25,668,335	0.41
Susquehanna Bancshares Inc.	1,314,674	18,024,181	0.29
Umpqua Holdings Corp.	1,167,738	20,061,739	0.32
United Bankshares Inc./WV	484,017	18,189,359	0.29
Webster Financial Corp.	633,006	23,452,872	0.38
Other securities[c]		764,757,415	12.32

		918,183,262	14.79
BEVERAGES
Other securities[c]		508,896	0.01

		508,896	0.01
BIOTECHNOLOGY
Other securities[c]		68,370,818	1.10

		68,370,818	1.10
BUILDING PRODUCTS
Other securities[c]		47,204,026	0.76

		47,204,026	0.76

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Janus Capital Group Inc.	1,047,576	$18,007,831	0.29%
Stifel Financial Corp.[a,b]	459,255	25,603,466	0.41
Other securities[c]		53,706,411	0.87

		97,317,708	1.57
CHEMICALS
Axiall Corp.	489,692	22,986,143	0.37
Sensient Technologies Corp.	326,594	22,495,795	0.36
Other securities[c]		99,914,056	1.61

		145,395,994	2.34
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		151,641,370	2.44

		151,641,370	2.44
COMMUNICATIONS EQUIPMENT
Other securities[c]		51,662,327	0.83

		51,662,327	0.83
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	441,749	20,528,076	0.33
Other securities[c]		40,429,268	0.65

		60,957,344	0.98
CONSTRUCTION MATERIALS
Other securities[c]		67,725	—

		67,725	—
CONSUMER FINANCE
Other securities[c]		36,872,787	0.59

		36,872,787	0.59
CONTAINERS & PACKAGING
Other securities[c]		11,072,075	0.18

		11,072,075	0.18
DISTRIBUTORS
Other securities[c]		11,969,432	0.19

		11,969,432	0.19
DIVERSIFIED CONSUMER SERVICES
Houghton Mifflin Harcourt Co.[a]	765,416	17,971,968	0.29
Other securities[c]		29,390,504	0.47

		47,362,472	0.76
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		18,950,862	0.31

		18,950,862	0.31

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		$42,430,585	0.68%

		42,430,585	0.68
ELECTRIC UTILITIES
Cleco Corp.	423,270	23,076,681	0.37
IDACORP Inc.	352,694	22,173,872	0.36
Portland General Electric Co.	547,696	20,314,045	0.33
UIL Holdings Corp.	396,270	20,376,203	0.33
Other securities[c]		82,283,962	1.32

		168,224,763	2.71
ELECTRICAL EQUIPMENT
Other securities[c]		38,900,965	0.63

		38,900,965	0.63
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[c]		160,478,831	2.58

		160,478,831	2.58
ENERGY EQUIPMENT & SERVICES
Other securities[c]		98,872,699	1.59

		98,872,699	1.59
FOOD & STAPLES RETAILING
Other securities[c]		39,282,418	0.63

		39,282,418	0.63
FOOD PRODUCTS
Other securities[c]		99,114,856	1.60

		99,114,856	1.60
GAS UTILITIES
New Jersey Resources Corp.	590,520	18,341,551	0.30
Piedmont Natural Gas Co. Inc.	545,750	20,143,633	0.32
Southwest Gas Corp.	325,897	18,957,428	0.31
WGL Holdings Inc.	363,779	20,517,136	0.33
Other securities[c]		58,099,829	0.93

		136,059,577	2.19
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[c]		111,782,887	1.80

		111,782,887	1.80
HEALTH CARE PROVIDERS & SERVICES
WellCare Health Plans Inc.[a,b]	284,342	26,005,919	0.42

Security	Shares	Value	% of Net Assets
Other securities[c]		$124,982,980	2.01%

		150,988,899	2.43
HEALTH CARE TECHNOLOGY
Other securities[c]		927,349	0.01

		927,349	0.01
HOTELS, RESTAURANTS & LEISURE
Life Time Fitness Inc.[a]	270,950	19,226,612	0.31
Other securities[c]		106,145,123	1.71

		125,371,735	2.02
HOUSEHOLD DURABLES
Other securities[c]		104,734,692	1.69

		104,734,692	1.69
HOUSEHOLD PRODUCTS
Other securities[c]		8,410,778	0.14

		8,410,778	0.14
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Dynegy Inc.[a,b]	861,827	27,087,223	0.44
Other securities[c]		17,393,904	0.28

		44,481,127	0.72
INSURANCE
CNO Financial Group Inc.	1,438,226	24,766,252	0.40
First American Financial Corp.	749,394	26,738,378	0.43
Primerica Inc.	382,715	19,480,194	0.31
Other securities[c]		209,414,284	3.38

		280,399,108	4.52
INTERNET & CATALOG RETAIL
Other securities[c]		22,549,464	0.36

		22,549,464	0.36
INTERNET SOFTWARE & SERVICES
Other securities[c]		48,504,921	0.78

		48,504,921	0.78
IT SERVICES
Other securities[c]		81,875,582	1.32

		81,875,582	1.32
LEISURE PRODUCTS
Other securities[c]		30,849,187	0.50

		30,849,187	0.50

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		$8,472,056	0.14%

		8,472,056	0.14
MACHINERY
Other securities[c]		118,867,434	1.91

		118,867,434	1.91
MARINE
Other securities[c]		17,524,822	0.28

		17,524,822	0.28
MEDIA
Other securities[c]		119,267,283	1.92

		119,267,283	1.92
METALS & MINING
Other securities[c]		74,703,252	1.20

		74,703,252	1.20
MULTI-UTILITIES
Other securities[c]		47,896,614	0.77

		47,896,614	0.77
MULTILINE RETAIL
Other securities[c]		7,313,172	0.12

		7,313,172	0.12
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		137,124,832	2.21

		137,124,832	2.21
PAPER & FOREST PRODUCTS
Other securities[c]		41,553,164	0.67

		41,553,164	0.67
PERSONAL PRODUCTS
Other securities[c]		11,301,168	0.18

		11,301,168	0.18
PHARMACEUTICALS
Impax Laboratories Inc.[a,b]	396,084	18,564,457	0.30
Other securities[c]		13,578,171	0.22

		32,142,628	0.52
PROFESSIONAL SERVICES
Other securities[c]		72,083,941	1.16

		72,083,941	1.16
REAL ESTATE INVESTMENT TRUSTS (REITS)
Colony Financial Inc.[b]	752,449	19,503,478	0.31
CubeSmart	1,136,725	27,451,909	0.44

Security	Shares	Value	% of Net Assets
DCT Industrial Trust Inc.	576,041	$19,965,581	0.32%
DiamondRock Hospitality Co.[b]	1,371,039	19,372,781	0.31
EPR Properties[b]	400,807	24,060,444	0.39
GEO Group Inc. (The)	508,605	22,246,383	0.36
Healthcare Realty Trust Inc.	673,000	18,695,940	0.30
Highwoods Properties Inc.[b]	632,146	28,939,644	0.47
LaSalle Hotel Properties[b]	783,274	30,438,028	0.49
Medical Properties Trust Inc.[b]	1,456,775	21,472,864	0.35
Pebblebrook Hotel Trust[b]	500,832	23,323,746	0.38
PennyMac Mortgage Investment Trust[d]	500,253	10,650,386	0.17
RLJ Lodging Trust[b]	918,199	28,748,811	0.46
Sunstone Hotel Investors Inc.	1,440,630	24,015,302	0.39
Other securities[c]		636,215,229	10.24

		955,100,526	15.38
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		40,217,774	0.65

		40,217,774	0.65
ROAD & RAIL
Other securities[c]		25,309,074	0.41

		25,309,074	0.41
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[c]		164,023,575	2.64

		164,023,575	2.64
SOFTWARE
Other securities[c]		74,843,667	1.21

		74,843,667	1.21
SPECIALTY RETAIL
American Eagle Outfitters Inc.	1,362,902	23,278,366	0.37
Office Depot Inc.[a,b]	3,750,847	34,507,792	0.56
Other securities[c]		142,710,631	2.30

		200,496,789	3.23
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		13,902,929	0.22

		13,902,929	0.22

SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		$32,075,925	0.52%

		32,075,925	0.52
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,d	93,191	1,581,451	0.03
Radian Group Inc.[b]	1,069,211	17,952,053	0.29
Other securities[c]		161,445,891	2.60

		180,979,395	2.92
TOBACCO
Other securities[c]		12,667,876	0.20

		12,667,876	0.20
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		44,922,887	0.72

		44,922,887	0.72
TRANSPORTATION INFRASTRUCTURE
Other securities[c]		4,734,631	0.08

		4,734,631	0.08
WATER UTILITIES
Other securities[c]		28,429,940	0.46

		28,429,940	0.46
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		6,026,487	0.10

		6,026,487	0.10

TOTAL COMMON STOCKS
(Cost: $5,978,761,859)		6,195,358,376	99.78

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[c]		1	—

		1	—

TOTAL WARRANTS
(Cost: $0)		1	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	627,170,438	$627,170,438	10.10%
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	36,231,896	36,231,896	0.59
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	6,958,375	6,958,375	0.11

		670,360,709	10.80

TOTAL SHORT-TERM INVESTMENTS
(Cost: $670,360,709)		670,360,709	10.80

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,649,122,568)		6,865,719,086	110.58
Other Assets, Less Liabilities		(656,864,050)	(10.58)

NET ASSETS		$6,208,855,036	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	102	Jun. 2015	ICE Markets Equity	$12,738,780	$357,253

See notes to financial statements.

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2015

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$95,209,057	$476,174,349	$173,178,600
Affiliated (Note 2)	870,818	4,482,701	1,892,734

Total cost of investments	$96,079,875	$480,657,050	$175,071,334

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$92,601,934	$654,642,942	$178,712,928
Affiliated (Note 2)	897,348	5,057,358	2,122,621

Total fair value of investments	93,499,282	659,700,300	180,835,549
Receivables:
Investment securities sold	28,708	91,132	89,570
Dividends and interest	119,657	678,140	279,674

Total Assets	93,647,647	660,469,572	181,204,793

LIABILITIES
Payables:
Investment securities purchased	16,381	220,858	—
Collateral for securities on loan (Note 1)	217,415	2,960,730	—
Investment advisory fees (Note 2)	12,040	113,160	31,309

Total Liabilities	245,836	3,294,748	31,309

NET ASSETS	$93,401,811	$657,174,824	$181,173,484

Net assets consist of:
Paid-in capital	$96,635,499	$495,848,620	$179,876,724
Undistributed net investment income	36,994	204,246	498,044
Accumulated net realized loss	(690,089)	(17,921,292)	(4,965,499)
Net unrealized appreciation (depreciation)	(2,580,593)	179,043,250	5,764,215

NET ASSETS	$93,401,811	$657,174,824	$181,173,484

Shares outstanding[b]	2,000,000	12,700,000	4,200,000

Net asset value per share	$46.70	$51.75	$43.14

[a]	Securities on loan with values of $212,255, $2,890,468 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$9,158,953,270	$20,836,521,813	$20,816,769,456
Affiliated (Note 2)	317,387,443	323,489,885	504,857,039

Total cost of investments	$9,476,340,713	$21,160,011,698	$21,321,626,495

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$11,321,578,315	$29,069,472,385	$25,519,852,165
Affiliated (Note 2)	330,424,357	341,527,104	561,233,419

Total fair value of investments	11,652,002,672	29,410,999,489	26,081,085,584
Cash	68,128	43,085	—
Cash pledged to broker	778,000	2,030,000	2,441,991
Receivables:
Investment securities sold	9,535,668	18,332,853	30,250,974
Due from custodian (Note 4)	68	—	662
Dividends and interest	13,836,374	25,165,229	41,518,867
Capital shares sold	—	224,979	169,239

Total Assets	11,676,220,910	29,456,795,635	26,155,467,317

LIABILITIES
Payables:
Investment securities purchased	7,949,609	30,492,312	8,256,401
Collateral for securities on loan (Note 1)	269,409,738	270,165,068	343,681,887
Capital shares redeemed	—	1,955,640	1,854,749
Futures variation margin	109,297	290,215	337,512
Due to custodian	—	—	184,356
Investment advisory fees (Note 2)	1,442,764	4,903,045	4,359,000

Total Liabilities	278,911,408	307,806,280	358,673,905

NET ASSETS	$11,397,309,502	$29,148,989,355	$25,796,793,412

Net assets consist of:
Paid-in capital	$9,693,357,813	$23,726,566,855	$22,700,656,554
Undistributed net investment income	7,608,660	426,502	38,426,155
Accumulated net realized loss	(479,577,167)	(2,829,407,187)	(1,702,351,848)
Net unrealized appreciation	2,175,920,196	8,251,403,185	4,760,062,551

NET ASSETS	$11,397,309,502	$29,148,989,355	$25,796,793,412

Shares outstanding[b]	98,300,000	294,600,000	250,250,000

Net asset value per share	$115.94	$98.94	$103.08

[a]	Securities on loan with values of $260,985,128, $263,343,725 and $333,270,020, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$34,465,421,145	$6,961,235,132	$5,966,103,719
Affiliated (Note 2)	4,637,838,338	1,562,022,547	683,018,849

Total cost of investments	$39,103,259,483	$8,523,257,679	$6,649,122,568

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$30,849,721,175	$7,315,752,369	$6,183,126,540
Affiliated (Note 2)	4,633,084,856	1,562,022,547	682,592,546

Total fair value of investments	35,482,806,031	8,877,774,916	6,865,719,086
Cash	1,972,539	737,854	—
Cash pledged to broker	1,897,000	422,000	759,000
Receivables:
Investment securities sold	139,389,045	37,649,260	21,309,225
Due from custodian (Note 4)	628,269	14,763	18,081
Dividends and interest	39,140,755	5,302,397	12,255,117
Capital shares sold	10,017,341	—	185,424

Total Assets	35,675,850,980	8,921,901,190	6,900,245,933

LIABILITIES
Payables:
Investment securities purchased	174,122,235	39,993,467	26,358,807
Collateral for securities on loan (Note 1)	4,576,311,933	1,556,878,728	663,402,334
Capital shares redeemed	3,519,736	197,767	90,649
Futures variation margin	86,940	20,389	36,816
Due to custodian	—	—	210,616
Securities related to in-kind transactions (Note 4)	434,745	—	—
Investment advisory fees (Note 2)	4,769,924	1,530,933	1,291,675

Total Liabilities	4,759,245,513	1,598,621,284	691,390,897

NET ASSETS	$30,916,605,467	$7,323,279,906	$6,208,855,036

Net assets consist of:
Paid-in capital	$38,038,911,917	$8,302,823,233	$6,751,895,873
Distributions in excess of net investment income	(1,152,903)	(578,800)	(2,029,840)
Accumulated net realized loss	(3,501,942,039)	(1,333,694,217)	(757,964,768)
Net unrealized appreciation (depreciation)	(3,619,211,508)	354,729,690	216,953,771

NET ASSETS	$30,916,605,467	$7,323,279,906	$6,208,855,036

Shares outstanding[b]	248,550,000	48,300,000	60,150,000

Net asset value per share	$124.39	$151.62	$103.22

[a]	Securities on loan with values of $4,412,300,654, $1,505,700,666 and $643,569,008 respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2015

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,348,194	$9,939,343	$4,620,765
Dividends — affiliated (Note 2)	17,989	29,836	42,131
Interest — affiliated (Note 2)	6	27	7
Securities lending income — affiliated — net (Note 2)	1,780	12,960	909

Total investment income	2,367,969	9,982,166	4,663,812

EXPENSES
Investment advisory fees (Note 2)	171,709	1,097,365	372,415

Total expenses	171,709	1,097,365	372,415

Net investment income	2,196,260	8,884,801	4,291,397

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	61,932	2,087,761	168,280
Investments — affiliated (Note 2)	170	(141)	644
In-kind redemptions — unaffiliated	23,666,059	13,600,026	21,045,763
In-kind redemptions — affiliated (Note 2)	163,736	10,989	224,162

Net realized gain	23,891,897	15,698,635	21,438,849

Net change in unrealized appreciation/depreciation	(17,656,319)	59,292,007	(9,981,402)

Net realized and unrealized gain	6,235,578	74,990,642	11,457,447

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,431,838	$83,875,443	$15,748,844

[a]	Net of foreign withholding tax of $508, $ — and $2,014, respectively.

See notes to financial statements.

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$194,832,890	$406,895,070	$552,466,489
Dividends — affiliated (Note 2)	1,000,240	945,640	3,960,816
Interest — affiliated (Note 2)	572	1,316	1,112
Securities lending income — affiliated — net (Note 2)	1,486,892	4,332,173	2,887,922

Total investment income	197,320,594	412,174,199	559,316,339

EXPENSES
Investment advisory fees (Note 2)	15,020,001	50,496,450	47,715,983

Total expenses	15,020,001	50,496,450	47,715,983

Net investment income	182,300,593	361,677,749	511,600,356

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	10,137,319	523,083,916	13,781,720
Investments — affiliated (Note 2)	(7,007)	(8,125)	229,556
In-kind redemptions — unaffiliated	430,137,272	703,839,308	1,431,587,377
In-kind redemptions — affiliated (Note 2)	1,791,015	1,189,197	5,604,023
Futures contracts	2,469,419	2,091,357	(345,357)

Net realized gain	444,528,018	1,230,195,653	1,450,857,319

Net change in unrealized appreciation/depreciation on:
Investments	533,718,572	2,139,089,199	84,854,261
Futures contracts	235,414	415,394	603,462

Net change in unrealized appreciation/depreciation	533,953,986	2,139,504,593	85,457,723

Net realized and unrealized gain	978,482,004	3,369,700,246	1,536,315,042

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,160,782,597	$3,731,377,995	$2,047,915,398

[a]	Net of foreign withholding tax of $63,829, $89,105 and $222,967, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$348,711,193	$43,540,198	$115,785,526
Dividends — affiliated (Note 2)	2,337,507	—	1,313,686
Interest — affiliated (Note 2)	915	250	304
Securities lending income — affiliated — net (Note 2)	62,342,955	21,263,721	8,093,665

Total investment income	413,392,570	64,804,169	125,193,181

EXPENSES
Investment advisory fees (Note 2)	51,872,051	15,066,290	14,619,433

Total expenses	51,872,051	15,066,290	14,619,433

Net investment income	361,520,519	49,737,879	110,573,748

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(924,334,695)	41,454,987	(160,436,688)
Investments — affiliated (Note 2)	(1,940,933)	—	(614,272)
In-kind redemptions — unaffiliated	3,193,791,015	964,879,889	751,481,878
In-kind redemptions — affiliated (Note 2)	(228,699)	—	(17,490)
Futures contracts	2,318,217	766,138	649,461
Foreign currency transactions	(1,954)	—	(1,028)

Net realized gain	2,269,602,951	1,007,101,014	591,061,861

Net change in unrealized appreciation/depreciation on:
Investments	(716,136,761)	(280,021,278)	(457,144,997)
Futures contracts	1,245,290	212,453	357,253

Net change in unrealized appreciation/depreciation	(714,891,471)	(279,808,825)	(456,787,744)

Net realized and unrealized gain	1,554,711,480	727,292,189	134,274,117

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,916,231,999	$777,030,068	$244,847,865

[a]	Net of foreign withholding tax of $180,525, $9,885 and $73,982, respectively.

See notes to financial statements.

64	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,196,260	$1,377,733	$8,884,801	$7,124,610
Net realized gain	23,891,897	269,283	15,698,635	16,410,349
Net change in unrealized appreciation/depreciation	(17,656,319)	11,322,009	59,292,007	57,363,271

Net increase in net assets resulting from operations	8,431,838	12,969,025	83,875,443	80,898,230

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,178,025)	(1,373,236)	(8,810,448)	(7,099,908)

Total distributions to shareholders	(2,178,025)	(1,373,236)	(8,810,448)	(7,099,908)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	146,984,617	15,011,811	170,719,684	59,663,276
Cost of shares redeemed	(136,269,909)	(3,545,799)	(48,090,015)	(59,132,108)

Net increase in net assets from capital share transactions	10,714,708	11,466,012	122,629,669	531,168

INCREASE IN NET ASSETS	16,968,521	23,061,801	197,694,664	74,329,490

NET ASSETS
Beginning of year	76,433,290	53,371,489	459,480,160	385,150,670

End of year	$93,401,811	$76,433,290	$657,174,824	$459,480,160

Undistributed net investment income included in net assets at end of year	$36,994	$18,759	$204,246	$129,893

SHARES ISSUED AND REDEEMED
Shares sold	3,200,000	400,000	3,550,000	1,350,000
Shares redeemed	(3,000,000)	(100,000)	(1,000,000)	(1,450,000)

Net increase (decrease) in shares outstanding	200,000	300,000	2,550,000	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,291,397	$2,653,655	$182,300,593	$151,331,952
Net realized gain	21,438,849	12,865,496	444,528,018	587,102,148
Net change in unrealized appreciation/depreciation	(9,981,402)	7,104,025	533,953,986	880,513,671

Net increase in net assets resulting from operations	15,748,844	22,623,176	1,160,782,597	1,618,947,771

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,244,936)	(2,640,009)	(182,905,594)	(151,617,734)

Total distributions to shareholders	(4,244,936)	(2,640,009)	(182,905,594)	(151,617,734)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	131,234,747	148,651,045	2,624,277,902	2,133,349,889
Cost of shares redeemed	(147,493,704)	(77,697,556)	(1,097,776,292)	(1,892,848,974)

Net increase (decrease) in net assets from capital share transactions	(16,258,957)	70,953,489	1,526,501,610	240,500,915

INCREASE (DECREASE) IN NET ASSETS	(4,755,049)	90,936,656	2,504,378,613	1,707,830,952

NET ASSETS
Beginning of year	185,928,533	94,991,877	8,892,930,889	7,185,099,937

End of year	$181,173,484	$185,928,533	$11,397,309,502	$8,892,930,889

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$498,044	$39,578	$7,608,660	$(121,560)

SHARES ISSUED AND REDEEMED
Shares sold	3,150,000	3,900,000	23,200,000	21,650,000
Shares redeemed	(3,500,000)	(2,100,000)	(9,750,000)	(19,100,000)

Net increase (decrease) in shares outstanding	(350,000)	1,800,000	13,450,000	2,550,000

See notes to financial statements.

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$361,677,749	$305,426,248	$511,600,356	$418,015,961
Net realized gain	1,230,195,653	1,173,577,403	1,450,857,319	794,669,538
Net change in unrealized appreciation/depreciation	2,139,504,593	2,750,783,145	85,457,723	2,490,912,223

Net increase in net assets resulting from operations	3,731,377,995	4,229,786,796	2,047,915,398	3,703,597,722

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(365,151,473)	(307,506,679)	(512,726,330)	(419,326,919)

Total distributions to shareholders	(365,151,473)	(307,506,679)	(512,726,330)	(419,326,919)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,410,675,842	3,033,452,139	6,616,302,997	3,515,350,788
Cost of shares redeemed	(1,620,794,839)	(3,369,352,702)	(3,640,891,752)	(2,484,039,624)

Net increase (decrease) in net assets from capital share transactions	2,789,881,003	(335,900,563)	2,975,411,245	1,031,311,164

INCREASE IN NET ASSETS	6,156,107,525	3,586,379,554	4,510,600,313	4,315,581,967

NET ASSETS
Beginning of year	22,992,881,830	19,406,502,276	21,286,193,099	16,970,611,132

End of year	$29,148,989,355	$22,992,881,830	$25,796,793,412	$21,286,193,099

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$426,502	$(80,099)	$38,426,155	$(125,090)

SHARES ISSUED AND REDEEMED
Shares sold	46,650,000	37,950,000	65,500,000	40,650,000
Shares redeemed	(17,650,000)	(44,050,000)	(35,950,000)	(28,850,000)

Net increase (decrease) in shares outstanding	29,000,000	(6,100,000)	29,550,000	11,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$361,520,519	$315,965,287	$49,737,879	$41,042,644
Net realized gain	2,269,602,951	5,338,169,740	1,007,101,014	964,971,510
Net change in unrealized appreciation/depreciation	(714,891,471)	(527,399,362)	(279,808,825)	316,271,328

Net increase in net assets resulting from operations	1,916,231,999	5,126,735,665	777,030,068	1,322,285,482

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(377,188,617)	(346,507,853)	(50,213,443)	(45,353,962)

Total distributions to shareholders	(377,188,617)	(346,507,853)	(50,213,443)	(45,353,962)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	98,849,425,689	89,407,020,076	4,853,912,948	3,703,190,208
Cost of shares redeemed	(98,287,402,185)	(86,771,773,963)	(4,621,808,371)	(3,401,167,991)

Net increase in net assets from capital share transactions	562,023,504	2,635,246,113	232,104,577	302,022,217

INCREASE IN NET ASSETS	2,101,066,886	7,415,473,925	958,921,202	1,578,953,737

NET ASSETS
Beginning of year	28,815,538,581	21,400,064,656	6,364,358,704	4,785,404,967

End of year	$30,916,605,467	$28,815,538,581	$7,323,279,906	$6,364,358,704

Distributions in excess of net investment income included in net assets at end of year	$(1,152,903)	$(384,637)	$(578,800)	$(474,416)

SHARES ISSUED AND REDEEMED
Shares sold	857,450,000	840,300,000	36,000,000	29,700,000
Shares redeemed	(856,400,000)	(819,350,000)	(34,450,000)	(27,350,000)

Net increase in shares outstanding	1,050,000	20,950,000	1,550,000	2,350,000

See notes to financial statements.

68	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value ETF
	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$110,573,748	$99,161,287
Net realized gain	591,061,861	567,604,010
Net change in unrealized appreciation/depreciation	(456,787,744)	458,741,655

Net increase in net assets resulting from operations	244,847,865	1,125,506,952

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(117,739,507)	(111,295,810)

Total distributions to shareholders	(117,739,507)	(111,295,810)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,943,974,525	1,824,441,171
Cost of shares redeemed	(2,869,516,292)	(1,869,567,547)

Net increase (decrease) in net assets from capital share transactions	74,458,233	(45,126,376)

INCREASE IN NET ASSETS	201,566,591	969,084,766

NET ASSETS
Beginning of year	6,007,288,445	5,038,203,679

End of year	$6,208,855,036	$6,007,288,445

Distributions in excess of net investment income included in net assets at end of year	$(2,029,840)	$(2,103,959)

SHARES ISSUED AND REDEEMED
Shares sold	29,300,000	20,000,000
Shares redeemed	(28,700,000)	(20,450,000)

Net increase (decrease) in shares outstanding	600,000	(450,000)

See notes to financial statements.

FINANCIAL STATEMENTS	69

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$42.46	$35.58	$32.67	$30.31	$27.28

Income from investment operations:
Net investment income[a]	0.87	0.81	0.70	0.61	0.53
Net realized and unrealized gain[b]	4.25	6.85	3.42	2.26	3.07

Total from investment operations	5.12	7.66	4.12	2.87	3.60

Less distributions from:
Net investment income	(0.88)	(0.78)	(1.21)	(0.51)	(0.57)

Total distributions	(0.88)	(0.78)	(1.21)	(0.51)	(0.57)

Net asset value, end of year	$46.70	$42.46	$35.58	$32.67	$30.31

Total return	12.10%	21.71%[c]	12.99%	9.67%	13.46%

Ratios/Supplemental data:
Net assets, end of year (000s)	$93,402	$76,433	$53,371	$127,430	$15,156
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.92%	2.06%	2.19%	2.08%	1.90%
Portfolio turnover rate[d]	5%	6%	6%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.68%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$45.27	$37.58	$35.18	$31.42	$27.74

Income from investment operations:
Net investment income[a]	0.79	0.72	0.66	0.50	0.44
Net realized and unrealized gain[b]	6.46	7.69	2.40	3.76	3.65

Total from investment operations	7.25	8.41	3.06	4.26	4.09

Less distributions from:
Net investment income	(0.77)	(0.72)	(0.66)	(0.50)	(0.41)

Total distributions	(0.77)	(0.72)	(0.66)	(0.50)	(0.41)

Net asset value, end of year	$51.75	$45.27	$37.58	$35.18	$31.42

Total return	16.08%	22.53%[c]	8.82%	13.77%	14.95%

Ratios/Supplemental data:
Net assets, end of year (000s)	$657,175	$459,480	$385,151	$348,272	$370,726
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.62%	1.73%	1.88%	1.61%	1.56%
Portfolio turnover rate[d]	10%	13%	16%	18%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 22.50%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$40.86	$34.54	$30.22	$29.44	$26.89

Income from investment operations:
Net investment income[a]	0.99	0.85	0.77	0.68	0.58
Net realized and unrealized gain[b]	2.30	6.26	4.33	0.91	2.53

Total from investment operations	3.29	7.11	5.10	1.59	3.11

Less distributions from:
Net investment income	(1.01)	(0.79)	(0.78)	(0.81)	(0.56)

Total distributions	(1.01)	(0.79)	(0.78)	(0.81)	(0.56)

Net asset value, end of year	$43.14	$40.86	$34.54	$30.22	$29.44

Total return	8.06%	20.77%	17.19%	5.66%	11.83%

Ratios/Supplemental data:
Net assets, end of year (000s)	$181,173	$185,929	$94,992	$64,971	$228,175
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.30%	2.26%	2.49%	2.42%	2.18%
Portfolio turnover rate[c]	13%	14%	17%	24%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$104.81	$87.30	$78.02	$73.86	$64.57

Income from investment operations:
Net investment income[a]	2.03	1.79	1.67	1.36	1.21
Net realized and unrealized gain[b]	11.10	17.49	9.31	4.17	9.29

Total from investment operations	13.13	19.28	10.98	5.53	10.50

Less distributions from:
Net investment income	(2.00)	(1.77)	(1.70)	(1.37)	(1.21)

Total distributions	(2.00)	(1.77)	(1.70)	(1.37)	(1.21)

Net asset value, end of year	$115.94	$104.81	$87.30	$78.02	$73.86

Total return	12.59%	22.25%	14.30%	7.70%	16.54%

Ratios/Supplemental data:
Net assets, end of year (000s)	$11,397,310	$8,892,931	$7,185,100	$6,912,836	$7,082,910
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.82%	1.86%	2.12%	1.91%	1.83%
Portfolio turnover rate[c]	5%	5%	5%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$86.57	$71.43	$66.11	$60.47	$51.98

Income from investment operations:
Net investment income[a]	1.32	1.17	1.14	0.84	0.74
Net realized and unrealized gain[b]	12.36	15.13	5.30	5.61	8.51

Total from investment operations	13.68	16.30	6.44	6.45	9.25

Less distributions from:
Net investment income	(1.31)	(1.16)	(1.12)	(0.81)	(0.76)

Total distributions	(1.31)	(1.16)	(1.12)	(0.81)	(0.76)

Net asset value, end of year	$98.94	$86.57	$71.43	$66.11	$60.47

Total return	15.87%	22.96%	9.89%	10.83%	18.01%

Ratios/Supplemental data:
Net assets, end of year (000s)	$29,148,989	$22,992,882	$19,406,502	$16,682,942	$13,573,606
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.42%	1.47%	1.73%	1.41%	1.39%
Portfolio turnover rate[c]	13%	15%	17%	19%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$96.45	$81.24	$70.16	$68.67	$61.06

Income from investment operations:
Net investment income[a]	2.16	1.93	1.75	1.51	1.34
Net realized and unrealized gain[b]	6.60	15.20	11.03	1.49	7.60

Total from investment operations	8.76	17.13	12.78	3.00	8.94

Less distributions from:
Net investment income	(2.13)	(1.92)	(1.70)	(1.51)	(1.33)

Total distributions	(2.13)	(1.92)	(1.70)	(1.51)	(1.33)

Net asset value, end of year	$103.08	$96.45	$81.24	$70.16	$68.67

Total return	9.10%	21.28%	18.52%	4.60%	14.95%

Ratios/Supplemental data:
Net assets, end of year (000s)	$25,796,793	$21,286,193	$16,970,611	$12,257,469	$12,027,603
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.13%	2.17%	2.42%	2.32%	2.17%
Portfolio turnover rate[c]	13%	12%	16%	21%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$116.43	$94.46	$82.84	$84.22	$67.85

Income from investment operations:
Net investment income[a]	1.59	1.36	1.59	1.08	0.84
Net realized and unrealized gain (loss)[b]	7.96	22.06	11.73	(1.35)	16.42

Total from investment operations	9.55	23.42	13.32	(0.27)	17.26

Less distributions from:
Net investment income	(1.59)	(1.45)	(1.70)	(1.11)	(0.89)

Total distributions	(1.59)	(1.45)	(1.70)	(1.11)	(0.89)

Net asset value, end of year	$124.39	$116.43	$94.46	$82.84	$84.22

Total return	8.29%	24.91%	16.36%	(0.18)%	25.68%

Ratios/Supplemental data:
Net assets, end of year (000s)	$30,916,605	$28,815,539	$21,400,065	$14,870,314	$17,632,155
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.37%	1.28%	1.91%	1.40%	1.18%
Portfolio turnover rate[c]	19%	18%	19%	21%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$136.14	$107.78	$95.38	$95.40	$73.31

Income from investment operations:
Net investment income[a]	1.11	0.90	1.21	0.64	0.50
Net realized and unrealized gain[b]	15.47	28.45	12.62	0.01	22.12

Total from investment operations	16.58	29.35	13.83	0.65	22.62

Less distributions from:
Net investment income	(1.10)	(0.99)	(1.43)	(0.67)	(0.53)

Total distributions	(1.10)	(0.99)	(1.43)	(0.67)	(0.53)

Net asset value, end of year	$151.62	$136.14	$107.78	$95.38	$95.40

Total return	12.25%	27.28%	14.70%	0.75%	31.01%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,323,280	$6,364,359	$4,785,405	$4,106,038	$4,431,547
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.81%	0.72%	1.27%	0.73%	0.64%
Portfolio turnover rate[c]	30%	29%	32%	37%	36%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$100.88	$83.97	$73.02	$75.44	$63.84

Income from investment operations:
Net investment income[a]	1.85	1.62	1.82	1.36	1.06
Net realized and unrealized gain (loss)[b]	2.46	17.11	11.03	(2.39)	11.78

Total from investment operations	4.31	18.73	12.85	(1.03)	12.84

Less distributions from:
Net investment income	(1.97)	(1.82)	(1.90)	(1.39)	(1.24)

Total distributions	(1.97)	(1.82)	(1.90)	(1.39)	(1.24)

Net asset value, end of year	$103.22	$100.88	$83.97	$73.02	$75.44

Total return	4.34%	22.47%	17.95%	(1.20)%	20.42%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,208,855	$6,007,288	$5,038,204	$4,034,310	$4,696,369
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.86%	1.76%	2.46%	1.98%	1.62%
Portfolio turnover rate[c]	26%	30%	29%	32%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified

iShares ETF	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

80	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Russell Top 200
Assets:
Common Stocks	$93,222,941	$—	$—	$93,222,941
Money Market Funds	276,341	—	—	276,341

	$93,499,282	$—	$—	$93,499,282

Russell Top 200 Growth
Assets:
Common Stocks	$656,208,005	$—	$—	$656,208,005
Money Market Funds	3,492,295	—	—	3,492,295

	$659,700,300	$—	$—	$659,700,300

Russell Top 200 Value
Assets:
Common Stocks	$180,739,118	$—	$—	$180,739,118
Money Market Funds	96,431	—	—	96,431

	$180,835,549	$—	$—	$180,835,549

Russell 1000
Assets:
Common Stocks	$11,373,451,421	$—	$—	$11,373,451,421
Money Market Funds	278,551,251	—	—	278,551,251
Futures Contracts[a]	258,237	—	—	258,237

	$11,652,260,909	$—	$—	$11,652,260,909

Russell 1000 Growth
Assets:
Common Stocks	$29,116,754,278	$—	$—	$29,116,754,278
Money Market Funds	294,245,211	—	—	294,245,211
Futures Contracts[a]	415,394	—	—	415,394

	$29,411,414,883	$—	$—	$29,411,414,883

Russell 1000 Value
Assets:
Common Stocks	$25,718,575,720	$—	$—	$25,718,575,720
Money Market Funds	362,509,864	—	—	362,509,864
Futures Contracts[a]	603,462	—	—	603,462

	$26,081,689,046	$—	$—	$26,081,689,046

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Russell 2000
Assets:
Common Stocks	$30,868,728,575	$3,543,465	$2,762	$30,872,274,802
Warrants	—	3	—	3
Money Market Funds	4,610,531,226	—	—	4,610,531,226
Futures Contracts[a]	1,245,290	—	—	1,245,290

	$35,480,505,091	$3,543,468	$2,762	$35,484,051,321

Russell 2000 Growth
Assets:
Common Stocks	$7,315,054,655	$697,713	$—	$7,315,752,368
Warrants	—	1	—	1
Money Market Funds	1,562,022,547	—	—	1,562,022,547
Futures Contracts[a]	212,453	—	—	212,453

	$8,877,289,655	$697,714	$—	$8,877,987,369

Russell 2000 Value
Assets:
Common Stocks	$6,194,589,330	$767,312	$1,734	$6,195,358,376
Warrants	—	1	—	1
Money Market Funds	670,360,709	—	—	670,360,709
Futures Contracts[a]	357,253	—	—	357,253

	$6,865,307,292	$767,313	$1,734	$6,866,076,339

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

82	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of March 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of March 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell Top 200	$212,255	$212,255	$—
Russell Top 200 Growth	2,890,468	2,890,468	—
Russell 1000	260,985,128	260,985,128	—
Russell 1000 Growth	263,343,725	263,343,725	—
Russell 1000 Value	333,270,020	333,270,020	—
Russell 2000	4,412,300,654	4,412,300,654	—
Russell 2000 Growth	1,505,700,666	1,505,700,666	—
Russell 2000 Value	643,569,008	643,569,008	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

84	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $141 billion
0.1715	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $46 billion
0.2375	[a]	Over $46 billion, up to and including $81 billion
0.2257	[a]	Over $81 billion, up to and including $141 billion
0.2144	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 70% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Russell Top 200	$831
Russell Top 200 Growth	5,919
Russell Top 200 Value	424
Russell 1000	710,306
Russell 1000 Growth	2,112,811

iShares ETF	Fees Paid to BTC
Russell 1000 Value	$1,337,871
Russell 2000	27,542,177
Russell 2000 Growth	9,323,827
Russell 2000 Value	3,626,867

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

86	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	748	1,363	(1,290)	821	$300,355	$9,463	$109,127
PNC Financial Services Group Inc. (The)	3,031	5,659	(5,251)	3,439	320,652	8,526	54,779

					$621,007	$17,989	$163,906

Russell Top 200 Growth
BlackRock Inc.	3,191	1,280	(193)	4,278	$1,565,063	$29,836	$10,848

Russell Top 200 Value
BlackRock Inc.	2,350	1,658	(1,977)	2,031	$743,021	$16,246	$72,395
PNC Financial Services Group Inc. (The)	14,707	10,625	(11,570)	13,762	1,283,169	25,885	152,411

					$2,026,190	$42,131	$224,806

Russell 1000
BlackRock Inc.	60,159	17,850	(9,436)	68,573	$25,086,746	$505,781	$1,046,196
PNC Financial Services Group Inc. (The)	243,798	75,741	(32,255)	287,284	26,786,360	494,459	737,812

					$51,873,106	$1,000,240	$1,784,008

Russell 1000 Growth
BlackRock Inc.	108,260	29,502	(8,520)	129,242	$47,281,893	$945,640	$1,181,072

Russell 1000 Value
BlackRock Inc.	188,718	59,384	(48,962)	199,140	$72,853,378	$1,546,795	$2,651,602
PNC Financial Services Group Inc. (The)	1,182,258	388,328	(220,627)	1,349,959	125,870,177	2,414,021	3,181,977

					$198,723,555	$3,960,816	$5,833,579

Russell 2000
BlackRock Kelso Capital Corp.	1,269,680	1,183,184	(2,452,864)	—	$—	$223,993	$(2,169,632)
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	3,804,996	—	—
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	18,748,634	2,113,514	—

					$22,553,630	$2,337,507	$(2,169,632)

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell 2000 Value
BlackRock Kelso Capital Corp.	538,048	97,180	(635,228)	—	$—	$110,997	$(612,025)
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	1,581,451	—	—
PennyMac Mortgage Investment Trust	503,781	—	(3,528)	500,253	10,650,386	1,202,689	(19,737)

					$12,231,837	$1,313,686	$(631,762)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$6,608,707	$5,939,301
Russell Top 200 Growth	57,585,158	54,506,718
Russell Top 200 Value	23,229,927	23,095,835
Russell 1000	510,224,921	499,107,939
Russell 1000 Growth	3,420,036,186	3,414,170,964
Russell 1000 Value	3,229,179,330	3,200,023,745
Russell 2000	5,193,833,081	5,211,118,224
Russell 2000 Growth	1,832,173,551	1,829,069,530
Russell 2000 Value	1,591,573,268	1,571,965,544

In-kind transactions (see Note 4) for the year ended March 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$146,165,923	$135,928,717
Russell Top 200 Growth	170,368,680	47,846,157
Russell Top 200 Value	130,927,332	147,049,172
Russell 1000	2,612,469,146	1,091,111,722
Russell 1000 Growth	4,394,720,429	1,608,322,062
Russell 1000 Value	6,582,257,105	3,621,348,970
Russell 2000	97,488,725,360	96,886,036,403
Russell 2000 Growth	4,811,356,575	4,577,687,221
Russell 2000 Value	2,883,227,055	2,820,753,696

88	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of March 31, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$258,237	$415,394	$603,462

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

Assets
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$1,245,290	$212,453	$357,253

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the year ended March 31, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$2,469,419	$2,091,357	$(345,357)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$235,414	$415,394	$603,462

	Net Realized Gain (Loss)
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$2,318,217	$766,138	$649,461

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$1,245,290	$212,453	$357,253

90	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2015:

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Average value of contracts purchased	$18,923,530	$13,980,512	$27,092,100

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Average value of contracts purchased	$33,737,896	$2,219,100	$5,669,576

Average value of contracts sold	$(15,128,820)	$—	$—

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2015, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions, the characterization of corporate actions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Russell Top 200	$23,594,275	$—	$(23,594,275)
Russell Top 200 Growth	13,526,483	—	(13,526,483)
Russell Top 200 Value	20,549,232	412,005	(20,961,237)
Russell 1000	409,459,391	8,335,221	(417,794,612)
Russell 1000 Growth	656,730,665	3,980,325	(660,710,990)
Russell 1000 Value	1,352,264,600	39,677,219	(1,391,941,819)
Russell 2000	2,657,986,582	14,899,832	(2,672,886,414)
Russell 2000 Growth	928,014,262	371,180	(928,385,442)
Russell 2000 Value	669,382,562	7,239,878	(676,622,440)

The tax character of distributions paid during the years ended March 31, 2015 and March 31, 2014 was as follows:

iShares ETF	2015	2014
Russell Top 200
Ordinary Income	$2,178,025	$1,373,236

Russell Top 200 Growth
Ordinary Income	$8,810,448	$7,099,908

Russell Top 200 Value
Ordinary Income	$4,244,936	$2,640,009

Russell 1000
Ordinary Income	$182,905,594	$151,617,734

92	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2015	2014
Russell 1000 Growth
Ordinary Income	$365,151,473	$307,506,679

Russell 1000 Value
Ordinary Income	$512,726,330	$419,326,919

Russell 2000
Ordinary Income	$377,188,617	$346,507,853

Russell 2000 Growth
Ordinary Income	$50,213,443	$45,353,962

Russell 2000 Value
Ordinary Income	$117,739,507	$111,295,810

As of March 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Russell Top 200	$36,994	$(593,539)	$(2,677,143)	$—	$(3,233,688)
Russell Top 200 Growth	204,246	(16,366,396)	177,488,354	—	161,326,204
Russell Top 200 Value	498,044	(4,599,688)	5,398,404	—	1,296,760
Russell 1000	7,520,368	(292,447,850)	1,988,879,171	—	1,703,951,689
Russell 1000 Growth	—	(2,740,264,111)	8,162,686,611	—	5,422,422,500
Russell 1000 Value	38,426,155	(921,719,390)	3,979,430,093	—	3,096,136,858
Russell 2000	—	(3,259,057,994)	(3,777,866,694)	(85,381,762)	(7,122,306,450)
Russell 2000 Growth	1,443	(1,287,946,828)	308,402,058	—	(979,543,327)
Russell 2000 Value	—	(616,244,610)	73,203,773	—	(543,040,837)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2015, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$586,782	$—	$—	$—	$6,757	$593,539
Russell Top 200 Growth	12,471,595	—	—	—	3,894,801	16,366,396
Russell Top 200 Value	1,189,463	—	—	—	3,410,225	4,599,688
Russell 1000	26,806,481	—	56,902,659	198,974,722	9,763,988	292,447,850
Russell 1000 Growth	143,959,992	—	659,755,548	1,537,593,620	398,954,951	2,740,264,111
Russell 1000 Value	—	—	—	773,736,451	147,982,939	921,719,390
Russell 2000	1,604,234,369	14,608,054	304,954,114	965,955,801	369,305,656	3,259,057,994
Russell 2000 Growth	117,059,736	10,051,978	291,496,992	592,964,832	276,373,290	1,287,946,828
Russell 2000 Value	59,829,716	—	—	443,046,329	113,368,565	616,244,610

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2015, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Russell Top 200	$218,786
Russell Top 200 Growth	2,731,581
Russell Top 200 Value	192,320
Russell 1000	58,818,538
Russell 1000 Growth	533,352,478
Russell 1000 Value	144,352,346
Russell 2000 Growth	79,478,185

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$96,176,425	$2,632,007	$(5,309,150)	$(2,677,143)
Russell Top 200 Growth	482,211,946	182,272,193	(4,783,839)	177,488,354
Russell Top 200 Value	175,437,145	12,631,643	(7,233,239)	5,398,404
Russell 1000	9,663,123,501	2,532,425,394	(543,546,223)	1,988,879,171
Russell 1000 Growth	21,248,312,878	8,519,221,196	(356,534,585)	8,162,686,611
Russell 1000 Value	22,101,655,491	5,216,821,732	(1,237,391,639)	3,979,430,093
Russell 2000	39,260,669,379	1,026,344,538	(4,804,207,886)	(3,777,863,348)
Russell 2000 Growth	8,569,372,858	1,000,550,707	(692,148,649)	308,402,058
Russell 2000 Value	6,792,490,032	775,744,311	(702,515,257)	73,229,054

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities

94	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

lending contracts are unenforceable under Section 47(b) of the 1940 Act. The Plaintiffs sought injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. The Defendants believe that the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit (the “Sixth Circuit”). Oral argument of the Plaintiffs’ appeal was heard by the Sixth Circuit on July 30, 2014. On September 30, 2014, the Sixth Circuit affirmed the dismissal of the lawsuit. On December 29, 2014, the Plaintiffs filed a petition for a writ of certiorari asking the U.S. Supreme Court to hear their appeal of the Sixth Circuit’s ruling. On March 2, 2015, the U.S. Supreme Court denied the Plaintiffs’ petition, which concluded the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	95

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF (the “Funds”) at March 31, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2015

96	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2015 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Russell Top 200	100.00%
Russell Top 200 Growth	100.00
Russell Top 200 Value	96.83
Russell 1000	93.98
Russell 1000 Growth	100.00

iShares ETF	Dividends- Received Deduction
Russell 1000 Value	90.84%
Russell 2000	61.07
Russell 2000 Growth	74.18
Russell 2000 Value	62.30

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2015:

iShares ETF	Qualified Dividend Income
Russell Top 200	$2,331,558
Russell Top 200 Growth	9,770,785
Russell Top 200 Value	5,391,864
Russell 1000	201,066,455
Russell 1000 Growth	395,161,074

iShares ETF	Qualified Dividend Income
Russell 1000 Value	$596,735,849
Russell 2000	248,028,426
Russell 2000 Growth	37,991,716
Russell 2000 Value	82,783,638

In February 2016, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2015. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	97

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.877863	$—	$0.002080	$0.879943	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.763715	—	0.002965	0.766680	100	—	0	[a]	100
Russell Top 200 Value	1.012475	—	0.001415	1.013890	100	—	0	[a]	100
Russell 1000	1.979399	—	0.024005	2.003404	99	—	1		100
Russell 1000 Growth	1.297258	—	0.008067	1.305325	99	—	1		100
Russell 1000 Value	2.095633	—	0.034593	2.130226	98	—	2		100
Russell 2000	1.505627	—	0.086447	1.592074	95	—	5		100
Russell 2000 Growth	1.069206	—	0.031287	1.100493	97	—	3		100
Russell 2000 Value	1.847247	—	0.123523	1.970770	94	—	6		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

98	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell Top 200 ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.23%
Between 0.5% and –0.5%	1,316	99.77

	1,319	100.00%

iShares Russell Top 200 Growth ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,317	99.85

	1,319	100.00%

iShares Russell Top 200 Value ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,317	99.85

	1,319	100.00%

iShares Russell 1000 ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,318	99.92%
Less than –0.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	99

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Growth ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares Russell 1000 Value ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,317	99.84

	1,319	100.00%

iShares Russell 2000 ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,319	100.00%

iShares Russell 2000 Growth ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,317	99.85

	1,319	100.00%

100	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Value ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,316	99.77
Less than –0.5%	1	0.08

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive (“AIFMD” or, the “Directive”)

The Directive imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares Russell 1000 Value ETF and the iShares Russell 2000 ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

SUPPLEMENTAL INFORMATION	101

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to iShares Russell 1000 Value ETF in respect of BFA’s financial year ending December 31, 2014 was USD 4.44 million. This figure is comprised of fixed remuneration of USD 1.79 million and variable remuneration of USD 2.64 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Russell 1000 Value ETF in respect of BFA’s financial year ending December 31, 2014, to its senior management was USD 0.61 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.11 million.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to iShares Russell 2000 ETF in respect of BFA’s financial year ending December 31, 2014 was USD 5.18. This figure is comprised of fixed remuneration of USD 2.09 million and variable remuneration of USD 3.08 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Russell 2000 ETF in respect of the BFA’s financial year ending December 31, 2014, to its senior management was USD 0.72 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.13 million.

102	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 311 funds (as of March 31, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	103

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., and iShares U.S. ETF Trust (since 2012).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Cecilia H. Herbert (66)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

104	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	105

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

106	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-35-0315

MARCH 31, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares Core U.S. Growth ETF | IUSG | NYSE Arca
➢	iShares Core U.S. Value ETF | IUSV | NYSE Arca
➢	iShares Micro-Cap ETF | IWC | NYSE Arca
➢	iShares Russell 3000 ETF | IWV | NYSE Arca
➢	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
➢	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
➢	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MARKET OVERVIEW

U.S. stocks posted double-digit gains for the 12-month period ended March 31, 2015 (the “reporting period”), as the broad S&P Composite 1500® returned 12.54%. Despite increasing volatility, stocks advanced during the reporting period as declining interest rates, ongoing economic growth, and low inflation provided a favorable backdrop for U.S. equity market performance.

During the first half of the reporting period, stocks benefited from improving economic conditions. The U.S. economy grew at a 4.6% annual rate in the second quarter of 2014 and a 5.0% annual rate in the third quarter (the fastest quarterly growth rate in 11 years), led by strong employment growth and rising consumer spending. The uptick in economic activity motivated the U.S. Federal Reserve Bank (the “Fed”) to scale back its economic stimulus measures. The Fed ended a two-year quantitative easing program in October 2014 and signaled its intent to raise its short-term interest rate target sometime in 2015.

Market volatility increased in the latter half of the reporting period. Investors worried about uncertain outcomes in a series of geopolitical conflicts, most notably in Ukraine and across the Middle East. Energy prices fell sharply in late 2014 amid growing supply — primarily from increased production in the U.S. — and declining global demand. Weaker economic growth outside of the U.S. led many of the world’s central banks to take more aggressive actions to stimulate economic activity. The resulting divergence in economic growth and central bank policy between the U.S. and the rest of the world led to a strengthening U.S. dollar. For the reporting period, the dollar appreciated by 28% against the euro, 16% versus the Japanese yen, and 12% against the British pound.

The stronger dollar made U.S. goods more expensive overseas, and by the end of the reporting period, this development had begun to disrupt profits for many multinational companies. In addition, severe winter weather in many regions of the country led to declines in retail sales and the housing market. The labor market remained the lone bright spot; the unemployment rate finished the reporting period at 5.5%, its lowest level since May 2008.

For the reporting period, large-capitalization stocks generated the best returns, followed closely by mid-capitalization stocks, while small-capitalization stocks lagged. Meanwhile, growth stocks outperformed value stocks across all market capitalizations.

From a sector perspective, health care stocks posted the best returns, gaining more than 25% for the reporting period. The health care sector has traditionally been a relatively defensive segment of the market, which made it an attractive safe haven during the volatility over the last half of the reporting period. However, health care stocks also benefited from strong growth thanks to an aging population, a boom in new biopharmaceutical medications, and increased medical visits resulting from the Affordable Care Act. Other top-performing sectors included information technology and consumer discretionary, both of which were beneficiaries of the ongoing economic recovery.

On the downside, energy was the only sector to post a negative return for the reporting period. Plunging energy prices, including a decline of more than 50% in the price of oil in the second half of the reporting period, put downward pressure on profits for energy companies. Other lagging sectors included materials, which faced a broad decline in commodity prices, and telecommunication services, which were held in check by challenging price competition.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE U.S. GROWTH ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.67%	15.72%	15.76%	15.67%	15.72%	15.76%
5 Years	15.48%	15.47%	15.71%	105.39%	105.32%	107.38%
10 Years	9.19%	9.20%	9.41%	141.00%	141.09%	145.84%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,094.20	$0.47	$1,000.00	$1,024.50	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE U.S. GROWTH ETF

The iShares Core U.S. Growth ETF (the “Fund”) (formerly the iShares Russell 3000 Growth ETF) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit growth characteristics, as represented by the Russell 3000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 15.67%, net of fees, while the total return for the Index was 15.76%.

The Index achieved solid gains during the reporting period. Improving economic conditions supported market strength despite brief periods of volatility. Growth-oriented stocks, as represented by the Index, outperformed value-oriented stocks as investors gravitated toward stocks with growth potential.

Within the Index, nine of the ten economic sectors contributed positively to performance during the reporting period. The most significant contribution came from the information technology sector, which also was the largest weighting in the Index at 28% on average. The sector’s gains reflected healthy performance results from several technology companies. The health care sector, which made up 14% of the Index on average, strongly outperformed all other sectors on an absolute basis and contributed significantly to Index results. Biotechnology stocks led the sector, reflecting the strong pace of innovation and acquisitions within the biotechnology industry during the reporting period.

The consumer discretionary and consumer staples sectors were substantial contributors, as both benefited from an improving job market. Lower oil prices also helped, increasing consumers’ disposable spending levels. Industrials stocks, as a group, advanced on an increase in industrial output during the reporting period. The financials sector contributed positively, benefiting from an environment of improving corporate balance sheets.

The energy sector, which accounted for 5% of the Index on average, was the only sector to decline, reflecting a sharp drop in oil prices during the reporting period

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Information Technology	28.32%
Consumer Discretionary	18.56
Health Care	15.15
Industrials	12.05
Consumer Staples	10.03
Financials	5.39
Energy	4.38
Materials	3.96
Telecommunication Services	2.05
Utilities	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Apple Inc.	6.30%
Microsoft Corp.	1.82
Verizon Communications Inc.	1.69
Facebook Inc. Class A	1.36
Coca-Cola Co. (The)	1.35
Google Inc. Class A	1.31
Google Inc. Class C	1.31
Home Depot Inc. (The)	1.30
Walt Disney Co. (The)	1.28
International Business Machines Corp.	1.28

TOTAL	19.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE U.S. VALUE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.83%	8.85%	8.94%	8.83%	8.85%	8.94%
5 Years	13.43%	13.43%	13.66%	87.74%	87.79%	89.68%
10 Years	7.05%	7.05%	7.24%	97.55%	97.70%	101.13%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,047.40	$0.46	$1,000.00	$1,024.50	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE U.S. VALUE ETF

The iShares Core U.S. Value ETF (the “Fund”) (formerly the iShares Russell 3000 Value ETF) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit value characteristics, as represented by the Russell 3000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 8.83%, net of fees, while the total return for the Index was 8.94%.

The Index achieved positive results during the reporting period. Improving economic conditions supported market strength amid intermittent volatility. Value-oriented stocks, as represented by the Index, lagged their growth-oriented counterparts.

In terms of sector performance, seven of the ten economic sectors contributed positively to Index results during the reporting period. The financials sector, which was the largest Index weighting at 30% on average, was the most significant contributor. Sector gains reflected an environment of improving corporate balance sheets during the reporting period. The health care sector achieved strong absolute results and, at 13% of the Index on average, it added meaningfully to Index returns. Health care providers and pharmaceuticals, in particular, were supported in part by an aging population and increased access to medical care under the Affordable Care Act.

The information technology sector also added significantly, as several technology companies outperformed the broader equity market. The consumer discretionary and consumer staples sectors were meaningful contributors, as both benefited from the improving job market. Lower oil prices also helped, increasing consumers’ disposable spending levels. Industrials stocks, as a group, advanced on an increase in industrial output during the reporting period.

The energy sector, which made up 12% of the Index on average, declined amid a sharp drop in oil prices. The materials and telecommunication services sectors also declined modestly, but as each sector represented less than 5% of the Index, their impact on Index results was negligible.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	30.67%
Health Care	14.04
Industrials	10.39
Energy	10.32
Information Technology	9.04
Consumer Discretionary	7.33
Consumer Staples	6.84
Utilities	6.24
Materials	3.16
Telecommunication Services	1.97

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.30%
Berkshire Hathaway Inc. Class B	2.39
Wells Fargo & Co.	2.35
General Electric Co.	2.25
Johnson & Johnson	2.17
JPMorgan Chase & Co.	2.07
Pfizer Inc.	2.01
Procter & Gamble Co. (The)	1.89
Chevron Corp.	1.81
AT&T Inc.	1.53

TOTAL	21.77%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® MICRO-CAP ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.87%	3.75%	3.79%	3.87%	3.75%	3.79%
5 Years	14.48%	14.53%	14.69%	96.66%	97.04%	98.44%
Since Inception	6.01%	6.00%	6.60%	75.41%	75.25%	85.10%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 8/12/05. The first day of secondary market trading was 8/16/05.

Index performance through July 1, 2006 reflects the performance of the Russell Microcap XTM Index. Index performance beginning on July 2, 2006 reflects the performance of the Russell Microcap® Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,148.50	$3.21	$1,000.00	$1,021.90	$3.02	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MICRO-CAP ETF

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 3.87%, net of fees, while the total return for the Index was 3.79%.

The Index generated modest gains during the reporting period. Improving economic conditions supported equity markets despite brief periods of volatility. Micro-capitalization stocks, as represented by the Index, underperformed small-capitalization, mid-capitalization and large-capitalization stocks during the reporting period, as market participants demonstrated a preference for larger-capitalization stocks.

Within the Index, six of the ten economic sectors contributed positively to performance for the reporting period. The health care sector, which made up 22% of the Index on average, generated strong absolute gains and was the largest contributor to Index results. Biotechnology stocks led the sector, reflecting the strong pace of innovation and acquisitions within the biotechnology industry during the reporting period. The financials sector, which was the Index’s largest weighting at 26% on average, contributed in an environment of improving corporate balance sheets. The consumer discretionary sector added meaningfully to Index gains, supported by the improving job market, as well as a drop in oil prices, which placed more disposable income in consumers’ wallets.

On the downside, the drop in oil prices during the reporting period led to a sharp decline for the energy sector. Even though energy accounted for 4% of the Index on average during the reporting period, the sector detracted meaningfully from Index results. The materials sector also generated negative returns, holding back performance. Industrials stocks fell, despite a rise in industrial output during the reporting period, and microcap information technology stocks, as a group, also declined.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Health Care	26.82%
Financials	25.40
Information Technology	15.16
Consumer Discretionary	12.29
Industrials	10.56
Energy	2.48
Materials	2.21
Consumer Staples	2.06
Telecommunication Services	1.92
Utilities	1.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Receptos Inc.	0.95%
Bluebird Bio Inc.	0.78
TRI Pointe Homes Inc.	0.58
Ambarella Inc.	0.56
Anacor Pharmaceuticals Inc.	0.50
Ellie Mae Inc.	0.41
PTC Therapeutics Inc.	0.40
Depomed Inc.	0.34
TASER International Inc.	0.34
Gramercy Property Trust Inc.	0.34

TOTAL	5.20%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.18%	12.16%	12.37%	12.18%	12.16%	12.37%
5 Years	14.51%	14.52%	14.71%	96.92%	96.93%	98.64%
10 Years	8.23%	8.23%	8.38%	120.43%	120.46%	123.54%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,070.40	$1.03	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 ETF

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 12.18%, net of fees, while the total return for the Index was 12.37%.

The Index achieved solid results during the reporting period. Improving economic conditions supported equity markets amid intermittent volatility. Within the Index, growth-oriented stocks outperformed value-oriented stocks as investors gravitated toward stocks with growth potential.

Nine of the ten economic sectors contributed positively to Index performance during the reporting period. The health care sector, which made up 14% of the Index on average, generated strong absolute gains and was the largest sector contributor to Index results. Biotechnology stocks led the sector, reflecting the strong pace of innovation and acquisitions within the biotechnology industry during the reporting period. The information technology sector, which was the largest Index weighting at 19% on average, added significantly to Index returns, as several technology companies outperformed the broader equity market.

The financials sector also contributed positively to Index results, benefiting from an environment of improving corporate balance sheets. The consumer discretionary and consumer staples sectors both added meaningfully, supported by the improving job market, as well as a drop in oil prices, which placed more disposable income in consumers’ wallets. Industrials stocks, as a group, advanced on an increase in industrial output during the reporting period.

Energy, which accounted for 9% of the Index on average, was the only sector within the Index to decline. The catalyst for the sector’s negative result was a sharp drop in oil prices during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Information Technology	19.04%
Financials	17.57
Health Care	14.61
Consumer Discretionary	13.15
Industrials	11.25
Consumer Staples	8.49
Energy	7.24
Materials	3.58
Utilities	3.06
Telecommunication Services	2.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Apple Inc.	3.27%
Exxon Mobil Corp.	1.59
Microsoft Corp.	1.46
Johnson & Johnson	1.24
Berkshire Hathaway Inc. Class B	1.15
Wells Fargo & Co.	1.13
General Electric Co.	1.08
JPMorgan Chase & Co.	1.00
Pfizer Inc.	0.97
Procter & Gamble Co. (The)	0.97

TOTAL	13.86%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.51%	13.52%	13.68%	13.51%	13.52%	13.68%
5 Years	15.98%	15.99%	16.16%	109.82%	109.94%	111.45%
10 Years	9.87%	9.87%	10.02%	156.23%	156.37%	159.76%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,100.50	$1.05	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP ETF

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 13.51%, net of fees, while the total return for the Index was 13.68%.

The Index achieved solid results during the reporting period. Improving economic conditions supported equity markets despite brief periods of volatility. Mid-capitalization stocks outperformed small-capitalization stocks, but underperformed their large-capitalization counterparts. Within the Index, growth-oriented stocks outperformed value-oriented stocks as investors gravitated toward stocks with growth potential.

Nine of the ten economic sectors contributed positively to Index performance during the reporting period. The health care sector, which made up 11% of the Index on average, generated strong absolute gains and was the largest contributor to results. Biotechnology stocks led the sector, reflecting the strong pace of innovation and acquisitions within the biotechnology industry during the reporting period. Information technology was one of the largest sector weightings in the Index at an average of 15%, and it added significantly to Index results, as several mid-capitalization technology companies outperformed the broader equity market.

The financials sector also contributed positively, benefiting from an environment of improving corporate balance sheets. The consumer discretionary and consumer staples sectors both added meaningfully, supported by the improving job market, as well as a drop in oil prices, which placed more disposable income in consumers’ wallets. Industrials stocks, as a group, advanced on an increase in industrial output during the reporting period.

Energy, which accounted for 6% of the Index on average, was the only sector to decline. The catalyst for the sector’s negative result was a sharp drop in oil prices during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	20.82%
Consumer Discretionary	17.20
Information Technology	14.78
Industrials	12.67
Health Care	12.52
Consumer Staples	5.78
Utilities	5.65
Materials	5.63
Energy	4.28
Telecommunication Services	0.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 3/31/15

Security	Percentage of Total Investments*

Kroger Co. (The)	0.59%
Cigna Corp.	0.52
Avago Technologies Ltd.	0.48
Cardinal Health Inc.	0.46
Southwest Airlines Co.	0.46
McGraw Hill Financial Inc.	0.42
Vertex Pharmaceuticals Inc.	0.42
Humana Inc.	0.41
Crown Castle International Corp.	0.41
Intuit Inc.	0.41

TOTAL	4.58%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP GROWTH ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.33%	15.38%	15.56%	15.33%	15.38%	15.56%
5 Years	16.21%	16.22%	16.43%	111.91%	112.04%	113.99%
10 Years	9.97%	9.96%	10.19%	158.61%	158.35%	163.79%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,114.30	$1.32	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 15.33%, net of fees, while the total return for the Index was 15.56%.

The Index achieved solid gains during the reporting period. Improving economic conditions supported market strength amid intermittent volatility. Mid-capitalization stocks outperformed small-capitalization stocks but underperformed large-capitalization stocks. Within the mid-cap universe, growth-oriented stocks, as represented by the Index, outperformed value-oriented stocks as investors gravitated toward stocks with growth potential.

Nine of the ten economic sectors contributed positively to performance during the reporting period. The health care sector, which made up 13% of the Index on average, generated strong absolute gains and was the largest contributor to results. Biotechnology stocks led the sector, reflecting the strong pace of innovation and acquisitions within the biotechnology industry during the reporting period. Information technology was one of the largest sectors of the Index at an average of 18%, and it added significantly to Index results, as several mid-capitalization technology companies outperformed the broader equity market.

The consumer discretionary and consumer staples sectors both added meaningfully, supported by the improving job market, as well as a drop in oil prices, which placed more disposable income in consumers’ wallets. The financials sector also contributed positively, benefiting from an environment of improving corporate balance sheets. Industrials stocks, as a group, advanced on an increase in industrial output during the reporting period.

Energy, which accounted for 6% of the Index on average, was the only sector to decline. The catalyst for the negative result was a sharp drop in oil prices, which dipped to a six-year low in March 2015.

PORTFOLIO ALLOCATION
As of 3/31/15

Sector	Percentage of Total Investments*

Consumer Discretionary	22.95%
Information Technology	18.44
Industrials	15.70
Health Care	14.56
Financials	9.39
Consumer Staples	8.13
Energy	4.86
Materials	4.79
Telecommunication Services	0.98
Utilities	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 3/31/15

Security	Percentage of Total Investments*

Kroger Co. (The)	1.11%
Avago Technologies Ltd.	0.90
McGraw Hill Financial Inc.	0.80
Vertex Pharmaceuticals Inc.	0.79
Crown Castle International Corp.	0.79
Intuit Inc.	0.79
Southwest Airlines Co.	0.78
LinkedIn Corp. Class A	0.74
VF Corp.	0.74
Illumina Inc.	0.74

TOTAL	8.18%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP VALUE ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.48%	11.51%	11.70%	11.48%	11.51%	11.70%
5 Years	15.60%	15.61%	15.84%	106.43%	106.53%	108.63%
10 Years	9.44%	9.45%	9.61%	146.43%	146.67%	150.25%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,085.30	$1.30	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 11.48%, net of fees, while the total return for the Index was 11.70%.

The Index achieved solid results during the reporting period. Improving economic conditions supported market strength despite brief periods of volatility. Mid-capitalization stocks outperformed small-capitalization stocks but lagged large-capitalization stocks. Value-oriented stocks in the mid-capitalization universe, as represented by the Index, underperformed their growth-oriented counterparts, as market participants demonstrated a preference for stocks with growth potential.

In terms of sector performance, nine of the ten economic sectors contributed positively to Index results during the reporting period. The financials sector, which was the Index’s largest weighting at 33% on average, was the most significant contributor, with sector gains reflecting an environment of improving corporate balance sheets during the reporting period. The health care sector achieved the strongest absolute results and contributed significantly to Index returns. Health care providers and pharmaceuticals, in particular, were supported in part by an aging population and increased access to medical care under the Affordable Care Act.

The information technology sector also added meaningfully to Index returns, as several mid-capitalization technology companies outperformed the broader equity market. The consumer discretionary and consumer staples sectors were meaningful contributors, as both benefited from the improving job market. Lower oil prices also helped these sectors, increasing consumers’ levels of disposable income. Industrials stocks, as a group, advanced on an increase in industrial output during the reporting period.

At the other end of the performance spectrum, the energy sector detracted meaningfully from Index results. Energy stocks declined sharply as oil prices fell to a six-year low in March 2015.

PORTFOLIO ALLOCATION
As of 3/31/15

Sector	Percentage of Total Investments*

Financials	33.50%
Utilities	11.71
Consumer Discretionary	10.81
Information Technology	10.71
Health Care	10.26
Industrials	9.31
Materials	6.55
Energy	3.66
Consumer Staples	3.16
Telecommunication Services	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 3/31/15

Security	Percentage of Total Investments*

Cigna Corp.	1.02%
Cardinal Health Inc.	0.89
Humana Inc.	0.87
Sempra Energy	0.85
Broadcom Corp. Class A	0.73
AvalonBay Communities Inc.	0.71
PPL Corp.	0.71
HCA Holdings Inc.	0.70
SunTrust Banks Inc.	0.69
Prologis Inc.	0.69

TOTAL	7.86%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	35,979	$5,399,728	0.92%
Honeywell International Inc.	38,640	4,030,538	0.69
Lockheed Martin Corp.	13,371	2,713,778	0.46
Other securities[a]		5,079,632	0.86

		17,223,676	2.93
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	34,927	3,385,824	0.58
Other securities[a]		2,279,382	0.38

		5,665,206	0.96
AIRLINES
Other securities[a]		5,599,511	0.95

		5,599,511	0.95
AUTO COMPONENTS
Other securities[a]		2,729,303	0.46

		2,729,303	0.46
AUTOMOBILES
Other securities[a]		1,713,916	0.29

		1,713,916	0.29
BANKS
Other securities[a]		768,704	0.13

		768,704	0.13
BEVERAGES
Coca-Cola Co. (The)	195,701	7,935,675	1.35
PepsiCo Inc.	74,723	7,145,013	1.22
Other securities[a]		3,949,643	0.67

		19,030,331	3.24
BIOTECHNOLOGY
Amgen Inc.	35,408	5,659,969	0.96
Biogen Inc.[b]	11,703	4,941,475	0.84
Celgene Corp.[b]	39,513	4,555,059	0.77
Gilead Sciences Inc.[b]	75,691	7,427,558	1.26
Other securities[a]		14,466,863	2.47

		37,050,924	6.30
BUILDING PRODUCTS
Other securities[a]		1,974,993	0.34

		1,974,993	0.34
CAPITAL MARKETS
BlackRock Inc.[c]	2,410	881,674	0.15

Security	Shares	Value	% of Net Assets
Other securities[a]		$5,935,340	1.01%

		6,817,014	1.16
CHEMICALS
EI du Pont de Nemours & Co.	42,778	3,057,344	0.52
Monsanto Co.	23,863	2,685,542	0.46
Other securities[a]		13,123,129	2.23

		18,866,015	3.21
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		3,611,888	0.61

		3,611,888	0.61
COMMUNICATIONS EQUIPMENT
QUALCOMM Inc.	83,275	5,774,288	0.98
Other securities[a]		2,660,337	0.46

		8,434,625	1.44
CONSTRUCTION & ENGINEERING
Other securities[a]		774,585	0.13

		774,585	0.13
CONSTRUCTION MATERIALS
Other securities[a]		724,574	0.12

		724,574	0.12
CONSUMER FINANCE
American Express Co.	44,760	3,496,651	0.59
Other securities[a]		791,273	0.14

		4,287,924	0.73
CONTAINERS & PACKAGING
Other securities[a]		2,455,866	0.42

		2,455,866	0.42
DISTRIBUTORS
Other securities[a]		1,212,067	0.21

		1,212,067	0.21
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,185,920	0.20

		1,185,920	0.20
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		3,489,971	0.59

		3,489,971	0.59
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	204,110	9,925,869	1.69
Other securities[a]		1,299,622	0.22

		11,225,491	1.91

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
ELECTRIC UTILITIES
Other securities[a]		$272,586	0.05%

		272,586	0.05
ELECTRICAL EQUIPMENT
Other securities[a]		3,997,364	0.68

		3,997,364	0.68
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		3,828,627	0.65

		3,828,627	0.65
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	64,167	5,354,094	0.91
Other securities[a]		4,127,578	0.70

		9,481,672	1.61
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	20,447	3,097,618	0.53
Walgreens Boots Alliance Inc.	35,413	2,998,773	0.51
Other securities[a]		5,347,757	0.91

		11,444,148	1.95
FOOD PRODUCTS
Kraft Foods Group Inc.	29,340	2,555,954	0.43
Other securities[a]		7,881,675	1.35

		10,437,629	1.78
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		11,961,677	2.03

		11,961,677	2.03
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[b],d	31,360	2,721,107	0.46
McKesson Corp.	11,376	2,573,251	0.44
Other securities[a]		6,784,500	1.15

		12,078,858	2.05
HEALTH CARE TECHNOLOGY
Other securities[a]		1,961,024	0.33

		1,961,024	0.33
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	48,768	4,751,954	0.81
Starbucks Corp.	37,145	3,517,631	0.60
Other securities[a]		9,924,432	1.68

		18,194,017	3.09

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$2,224,800	0.38%

		2,224,800	0.38
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	40,383	2,800,157	0.48
Other securities[a]		3,618,567	0.61

		6,418,724	1.09
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		199,793	0.03

		199,793	0.03
INDUSTRIAL CONGLOMERATES
3M Co.	32,281	5,324,751	0.91
Other securities[a]		1,025,040	0.17

		6,349,791	1.08
INSURANCE
Other securities[a]		2,871,695	0.49

		2,871,695	0.49
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	18,517	6,890,176	1.17
Priceline Group Inc. (The)[b]	2,546	2,963,926	0.50
Other securities[a]		3,391,754	0.58

		13,245,856	2.25
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	62,534	3,606,961	0.61
Facebook Inc. Class Ab	97,319	8,001,082	1.36
Google Inc. Class Ab	13,835	7,674,274	1.31
Google Inc. Class Cb	13,998	7,670,904	1.30
Other securities[a]		7,299,218	1.25

		34,252,439	5.83
IT SERVICES
Accenture PLC Class A	31,215	2,924,533	0.50
International Business Machines Corp.	46,625	7,483,313	1.27
MasterCard Inc. Class A	49,603	4,285,203	0.73
Visa Inc. Class Ad	98,859	6,466,367	1.10
Other securities[a]		11,863,682	2.02

		33,023,098	5.62
LEISURE PRODUCTS
Other securities[a]		1,139,530	0.19

		1,139,530	0.19

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$4,343,246	0.74%

		4,343,246	0.74
MACHINERY
Other securities[a]		12,005,006	2.04

		12,005,006	2.04
MARINE
Other securities[a]		238,980	0.04

		238,980	0.04
MEDIA
Comcast Corp. Class A	116,935	6,603,320	1.12
Walt Disney Co. (The)	71,531	7,502,887	1.28
Other securities[a]		14,933,277	2.54

		29,039,484	4.94
METALS & MINING
Other securities[a]		657,183	0.11

		657,183	0.11
MULTI-UTILITIES
Other securities[a]		122,959	0.02

		122,959	0.02
MULTILINE RETAIL
Other securities[a]		4,048,478	0.69

		4,048,478	0.69
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	26,959	2,471,871	0.42
Other securities[a]		13,787,923	2.35

		16,259,794	2.77
PAPER & FOREST PRODUCTS
Other securities[a]		568,288	0.10

		568,288	0.10
PERSONAL PRODUCTS
Other securities[a]		1,478,826	0.25

		1,478,826	0.25
PHARMACEUTICALS
AbbVie Inc.	78,453	4,592,639	0.78
Actavis PLC[b]	17,936	5,338,112	0.91
Other securities[a]		11,614,095	1.97

		21,544,846	3.66
PROFESSIONAL SERVICES
Other securities[a]		2,979,936	0.51

		2,979,936	0.51

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		$12,111,881	2.06%

		12,111,881	2.06
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		974,615	0.17

		974,615	0.17
ROAD & RAIL
Union Pacific Corp.	44,692	4,840,591	0.82
Other securities[a]		2,924,387	0.50

		7,764,978	1.32
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	53,260	3,045,673	0.52
Other securities[a]		11,917,140	2.03

		14,962,813	2.55
SOFTWARE
Microsoft Corp.	263,420	10,709,340	1.82
Oracle Corp.	162,044	6,992,199	1.19
Other securities[a]		15,687,182	2.67

		33,388,721	5.68
SPECIALTY RETAIL
Home Depot Inc. (The)	67,407	7,658,109	1.30
Lowe’s Companies Inc.	50,268	3,739,437	0.64
TJX Companies Inc. (The)	34,560	2,420,928	0.41
Other securities[a]		10,935,313	1.86

		24,753,787	4.21
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	297,331	36,996,896	6.29
Other securities[a]		1,403,891	0.24

		38,400,787	6.53
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	34,466	3,457,974	0.59
Other securities[a]		6,040,934	1.03

		9,498,908	1.62
THRIFTS & MORTGAGE FINANCE
Other securities[a]		318,548	0.05

		318,548	0.05
TOBACCO
Altria Group Inc.	92,718	4,637,754	0.79
Philip Morris International Inc.	45,557	3,431,809	0.58
Other securities[a]		2,017,462	0.35

		10,087,025	1.72

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		$2,536,694	0.43%

		2,536,694	0.43
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		4,734	—

		4,734	—
WATER UTILITIES
Other securities[a]		26,666	—

		26,666	—
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		802,090	0.14

		802,090	0.14

TOTAL COMMON STOCKS
(Cost: $ 495,550,146)		587,145,105	99.86

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $ 0)		—	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],e,f	21,861,369	$21,861,369	3.72%
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c],e,f	1,262,940	1,262,940	0.21
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c],e	563,400	563,400	0.10

		23,687,709	4.03

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 23,687,709)		23,687,709	4.03

TOTAL INVESTMENTS IN SECURITIES
(Cost: $519,237,855)		610,832,814	103.89
Other Assets, Less Liabilities		(22,869,793)	(3.89)

NET ASSETS		$587,963,021	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	1	Jun. 2015	ICE Markets Equity	$124,890	$3,867
E-mini S&P 500	6	Jun. 2015	Chicago Mercantile	618,240	8,657

Net unrealized appreciation					$12,524

See notes to financial statements.

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
General Dynamics Corp.	24,545	$3,331,493	0.37%
United Technologies Corp.	65,321	7,655,621	0.86
Other securities[a]		9,971,299	1.13

		20,958,413	2.36
AIR FREIGHT & LOGISTICS
Other securities[a]		2,611,024	0.29

		2,611,024	0.29
AIRLINES
Other securities[a]		3,768,293	0.42

		3,768,293	0.42
AUTO COMPONENTS
Other securities[a]		4,177,055	0.47

		4,177,055	0.47
AUTOMOBILES
Ford Motor Co.	311,638	5,029,837	0.57
General Motors Co.	128,697	4,826,138	0.54

		9,855,975	1.11
BANKS
Bank of America Corp.	844,312	12,993,962	1.46
Citigroup Inc.	243,915	12,566,501	1.41
JPMorgan Chase & Co.	303,810	18,404,810	2.07
PNC Financial Services Group Inc. (The)[b]	42,866	3,996,826	0.45
U.S. Bancorp/MN	137,846	6,019,735	0.68
Wells Fargo & Co.	383,325	20,852,880	2.34
Other securities[a]		27,237,851	3.06

		102,072,565	11.47
BEVERAGES
Other securities[a]		921,903	0.10

		921,903	0.10
BIOTECHNOLOGY
Other securities[a]		1,511,347	0.17

		1,511,347	0.17
BUILDING PRODUCTS
Other securities[a]		1,525,989	0.17

		1,525,989	0.17
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	91,522	3,682,845	0.41
BlackRock Inc.[b]	6,325	2,313,938	0.26

Security	Shares	Value	% of Net Assets
Goldman Sachs Group Inc. (The)	35,883	$6,744,927	0.76%
Morgan Stanley	123,089	4,393,046	0.49
Other securities[a]		12,153,550	1.37

		29,288,306	3.29
CHEMICALS
Dow Chemical Co. (The)	81,171	3,894,585	0.44
Other securities[a]		10,169,409	1.14

		14,063,994	1.58
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		6,384,543	0.72

		6,384,543	0.72
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	411,357	11,322,601	1.27
Other securities[a]		3,347,173	0.38

		14,669,774	1.65
CONSTRUCTION & ENGINEERING
Other securities[a]		2,346,450	0.26

		2,346,450	0.26
CONSTRUCTION MATERIALS
Other securities[a]		890,045	0.10

		890,045	0.10
CONSUMER FINANCE
Capital One Financial Corp.	45,873	3,615,710	0.41
Other securities[a]		3,699,258	0.41

		7,314,968	0.82
CONTAINERS & PACKAGING
Other securities[a]		3,027,954	0.34

		3,027,954	0.34
DISTRIBUTORS
Other securities[a]		220,680	0.02

		220,680	0.02
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,302,391	0.15

		1,302,391	0.15
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	146,905	21,201,329	2.38
Other securities[a]		5,785,173	0.65

		26,986,502	3.03
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	416,734	13,606,365	1.53

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$2,605,873	0.29%

		16,212,238	1.82
ELECTRIC UTILITIES
Duke Energy Corp.	56,757	4,357,802	0.49
NextEra Energy Inc.	35,002	3,641,958	0.41
Southern Co. (The)	71,551	3,168,278	0.36
Other securities[a]		17,515,311	1.96

		28,683,349	3.22
ELECTRICAL EQUIPMENT
Other securities[a]		4,855,456	0.55

		4,855,456	0.55
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		6,422,255	0.72

		6,422,255	0.72
ENERGY EQUIPMENT & SERVICES
Other securities[a]		6,832,647	0.77

		6,832,647	0.77
FOOD & STAPLES RETAILING
CVS Health Corp.	80,497	8,308,095	0.93
Wal-Mart Stores Inc.	114,798	9,442,136	1.06
Other securities[a]		4,577,133	0.52

		22,327,364	2.51
FOOD PRODUCTS
Mondelez International Inc. Class A	135,740	4,898,857	0.55
Other securities[a]		8,454,286	0.95

		13,353,143	1.50
GAS UTILITIES
Other securities[a]		3,666,595	0.41

		3,666,595	0.41
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	120,525	5,583,923	0.63
Medtronic PLC	114,745	8,948,963	1.01
Other securities[a]		8,435,163	0.94

		22,968,049	2.58
HEALTH CARE PROVIDERS & SERVICES
Anthem Inc.	22,446	3,465,887	0.39
UnitedHealth Group Inc.	78,623	9,300,315	1.05
Other securities[a]		18,840,759	2.11

		31,606,961	3.55

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$132,462	0.02%

		132,462	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		6,905,321	0.78

		6,905,321	0.78
HOUSEHOLD DURABLES
Other securities[a]		7,579,560	0.85

		7,579,560	0.85
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	204,843	16,784,835	1.89
Other securities[a]		2,073,695	0.23

		18,858,530	2.12
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		2,548,491	0.29

		2,548,491	0.29
INDUSTRIAL CONGLOMERATES
Danaher Corp.	37,305	3,167,194	0.36
General Electric Co.	804,912	19,969,867	2.24
Other securities[a]		1,226,065	0.14

		24,363,126	2.74
INSURANCE
American International Group Inc.	110,131	6,034,077	0.68
MetLife Inc.	75,090	3,795,799	0.43
Other securities[a]		39,272,631	4.41

		49,102,507	5.52
INTERNET & CATALOG RETAIL
Other securities[a]		828,822	0.09

		828,822	0.09
INTERNET SOFTWARE & SERVICES
Yahoo! Inc.[c]	76,034	3,378,571	0.38
Other securities[a]		1,090,260	0.12

		4,468,831	0.50
IT SERVICES
Other securities[a]		6,109,993	0.69

		6,109,993	0.69
LEISURE PRODUCTS
Other securities[a]		1,071,263	0.12

		1,071,263	0.12

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$5,203,795	0.58%

		5,203,795	0.58
MACHINERY
Other securities[a]		14,560,408	1.64

		14,560,408	1.64
MARINE
Other securities[a]		194,641	0.02

		194,641	0.02
MEDIA
Time Warner Inc.	66,765	5,637,637	0.63
Other securities[a]		11,472,716	1.29

		17,110,353	1.92
METALS & MINING
Other securities[a]		7,729,177	0.87

		7,729,177	0.87
MULTI-UTILITIES
Other securities[a]		18,998,112	2.14

		18,998,112	2.14
MULTILINE RETAIL
Target Corp.	45,722	3,752,404	0.42
Other securities[a]		2,652,605	0.30

		6,405,009	0.72
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	152,825	16,043,569	1.80
ConocoPhillips	98,517	6,133,668	0.69
Exxon Mobil Corp.	344,661	29,296,185	3.29
Kinder Morgan Inc./DE	78,914	3,319,123	0.37
Occidental Petroleum Corp.	63,046	4,602,358	0.52
Other securities[a]		25,367,162	2.86

		84,762,065	9.53
PAPER & FOREST PRODUCTS
Other securities[a]		2,354,664	0.26

		2,354,664	0.26
PERSONAL PRODUCTS
Other securities[a]		322,369	0.04

		322,369	0.04
PHARMACEUTICALS
Bristol-Myers Squibb Co.	85,507	5,515,202	0.62
Eli Lilly & Co.	78,947	5,735,500	0.64
Johnson & Johnson	191,439	19,258,763	2.16

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	201,809	$11,599,981	1.30%
Pfizer Inc.	512,044	17,814,011	2.00
Other securities[a]		3,325,047	0.39

		63,248,504	7.11
PROFESSIONAL SERVICES
Other securities[a]		2,984,960	0.34

		2,984,960	0.34
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b]	2,669	56,823	0.01
Other securities[a]		52,001,866	5.84

		52,058,689	5.85
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		1,806,777	0.20

		1,806,777	0.20
ROAD & RAIL
Other securities[a]		6,097,231	0.69

		6,097,231	0.69
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	365,749	11,436,971	1.29
Other securities[a]		9,798,816	1.10

		21,235,787	2.39
SOFTWARE
Microsoft Corp.	234,187	9,520,873	1.07
Other securities[a]		5,754,730	0.65

		15,275,603	1.72
SPECIALTY RETAIL
Other securities[a]		9,011,626	1.01

		9,011,626	1.01
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
EMC Corp./MA	148,040	3,783,902	0.43
Hewlett-Packard Co.	152,080	4,738,813	0.53
Other securities[a]		3,583,128	0.40

		12,105,843	1.36
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		627,166	0.07

		627,166	0.07
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	726	12,320	—

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$3,567,417	0.40%

		3,579,737	0.40
TOBACCO
Philip Morris International Inc.	52,133	3,927,179	0.44
Other securities[a]		994,460	0.11

		4,921,639	0.55
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		1,529,406	0.17

		1,529,406	0.17
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		53,222	0.01

		53,222	0.01
WATER UTILITIES
Other securities[a]		1,486,678	0.17

		1,486,678	0.17
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		1,240,407	0.14

		1,240,407	0.14

TOTAL COMMON STOCKS
(Cost: $ 828,107,142)		887,699,002	99.77

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $ 0)		—	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,d,e]	15,054,447	$15,054,447	1.69%
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,d,e]	869,702	869,702	0.10
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,d]	573,258	573,258	0.06

		16,497,407	1.85

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 16,497,407)		16,497,407	1.85

TOTAL INVESTMENTS IN SECURITIES
(Cost: $844,604,549)		904,196,409	101.62
Other Assets, Less Liabilities		(14,411,637)	(1.62)

NET ASSETS		$889,784,772	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	14	Jun. 2015	Chicago Mercantile	$1,442,560	$17,332
E-mini S&P MidCap 400	2	Jun. 2015	Chicago Mercantile	303,960	6,325

Net unrealized appreciation					$23,657

See notes to financial statements.

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
TASER International Inc.[a,b]	130,933	$3,156,795	0.34%
Other securities[c]		8,301,195	0.89

		11,457,990	1.23
AIR FREIGHT & LOGISTICS
Other securities[c]		4,056,806	0.43

		4,056,806	0.43
AIRLINES
Hawaiian Holdings Inc.[a,b]	106,814	2,352,578	0.25
Other securities[c]		1,621,414	0.18

		3,973,992	0.43
AUTO COMPONENTS
Other securities[c]		9,552,848	1.02

		9,552,848	1.02
AUTOMOBILES
Other securities[c]		1,386,535	0.15

		1,386,535	0.15
BANKS
Eagle Bancorp Inc.[a]	70,303	2,699,635	0.29
Renasant Corp.	75,597	2,271,690	0.24
Simmons First National Corp. Class A	55,659	2,530,815	0.27
Other securities[c]		106,845,342	11.43

		114,347,482	12.23
BEVERAGES
Other securities[c]		1,143,363	0.12

		1,143,363	0.12
BIOTECHNOLOGY
Achillion Pharmaceuticals Inc.[a,b]	279,059	2,751,522	0.29
AMAG Pharmaceuticals Inc.[a]	53,758	2,938,412	0.31
Anacor Pharmaceuticals Inc.[a]	81,172	4,695,800	0.50
Array BioPharma Inc.[a,b]	341,822	2,519,228	0.27
Auspex Pharmaceuticals Inc.[a,b]	25,423	2,549,164	0.27
Bluebird Bio Inc.[a,b]	60,645	7,324,097	0.78
Chimerix Inc.[a,b]	74,151	2,794,751	0.30
Insmed Inc.[a,b]	121,705	2,531,464	0.27

Security	Shares	Value	% of Net Assets
KYTHERA Biopharmaceuticals Inc.[a,b]	48,057	$2,410,059	0.26%
NewLink Genetics Corp.[a,b]	48,884	2,674,444	0.29
Orexigen Therapeutics Inc.[a,b]	305,068	2,388,682	0.26
Prothena Corp. PLC[a]	64,563	2,462,433	0.26
PTC Therapeutics Inc.[a,b]	60,900	3,705,765	0.40
Receptos Inc.[a,b]	53,760	8,864,486	0.95
Repligen Corp.[a,b]	79,132	2,402,448	0.26
ZIOPHARM Oncology Inc.[a,b]	222,216	2,393,266	0.26
Other securities[c]		72,650,770	7.76

		128,056,791	13.69
BUILDING PRODUCTS
Other securities[c]		7,759,774	0.83

		7,759,774	0.83
CAPITAL MARKETS
Other securities[c]		11,080,236	1.18

		11,080,236	1.18
CHEMICALS
Other securities[c]		8,196,554	0.88

		8,196,554	0.88
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		13,218,474	1.41

		13,218,474	1.41
COMMUNICATIONS EQUIPMENT
Other securities[c]		15,128,058	1.62

		15,128,058	1.62
CONSTRUCTION & ENGINEERING
Other securities[c]		8,436,636	0.90

		8,436,636	0.90
CONSTRUCTION MATERIALS
Other securities[c]		1,522,034	0.16

		1,522,034	0.16
CONSUMER FINANCE
Other securities[c]		2,274,232	0.24

		2,274,232	0.24
CONTAINERS & PACKAGING
Other securities[c]		2,003,658	0.21

		2,003,658	0.21

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
DISTRIBUTORS
Other securities[c]		$906,284	0.10%

		906,284	0.10
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		5,867,056	0.63

		5,867,056	0.63
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		2,962,629	0.32

		2,962,629	0.32
DIVERSIFIED TELECOMMUNICATION SERVICES
Consolidated Communications Holdings Inc.	120,346	2,455,058	0.26
Other securities[c]		11,538,004	1.24

		13,993,062	1.50
ELECTRIC UTILITIES
Other securities[c]		1,553,860	0.17

		1,553,860	0.17
ELECTRICAL EQUIPMENT
Other securities[c]		8,026,867	0.86

		8,026,867	0.86
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[c]		19,854,515	2.12

		19,854,515	2.12
ENERGY EQUIPMENT & SERVICES
Other securities[c]		6,230,843	0.67

		6,230,843	0.67
FOOD & STAPLES RETAILING
Other securities[c]		3,140,624	0.34

		3,140,624	0.34
FOOD PRODUCTS
Other securities[c]		9,759,905	1.04

		9,759,905	1.04
GAS UTILITIES
Other securities[c]		2,550,925	0.27

		2,550,925	0.27
HEALTH CARE EQUIPMENT & SUPPLIES
Cardiovascular Systems Inc.[a,b]	68,013	2,655,228	0.28
Natus Medical Inc.[a]	78,239	3,088,093	0.33

Security	Shares	Value	% of Net Assets
Other securities[c]		$37,157,999	3.98%

		42,901,320	4.59
HEALTH CARE PROVIDERS & SERVICES
AMN Healthcare Services Inc.[a]	113,176	2,610,970	0.28
Ensign Group Inc. (The)	54,593	2,558,228	0.27
Other securities[c]		21,521,229	2.30

		26,690,427	2.85
HEALTH CARE TECHNOLOGY
Other securities[c]		3,686,220	0.39

		3,686,220	0.39
HOTELS, RESTAURANTS & LEISURE
Denny’s Corp.[a]	208,695	2,379,123	0.25
Other securities[c]		16,838,967	1.81

		19,218,090	2.06
HOUSEHOLD DURABLES
TRI Pointe Homes Inc.[a]	352,778	5,443,365	0.58
Other securities[c]		16,735,952	1.79

		22,179,317	2.37
HOUSEHOLD PRODUCTS
Other securities[c]		2,096,363	0.22

		2,096,363	0.22
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[c]		882,038	0.09

		882,038	0.09
INSURANCE
Other securities[c]		18,650,095	1.99

		18,650,095	1.99
INTERNET & CATALOG RETAIL
Other securities[c]		7,219,370	0.77

		7,219,370	0.77
INTERNET SOFTWARE & SERVICES
Stamps.com Inc.[a,b]	33,939	2,283,755	0.24
Other securities[c]		27,452,897	2.94

		29,736,652	3.18
IT SERVICES
Other securities[c]		9,532,662	1.02

		9,532,662	1.02
LEISURE PRODUCTS
Other securities[c]		6,822,583	0.73

		6,822,583	0.73

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Affymetrix Inc.[a,b]	179,573	$2,255,437	0.24%
Cambrex Corp.[a]	75,529	2,993,214	0.32
Fluidigm Corp.[a,b]	68,995	2,904,690	0.31
Other securities[c]		4,880,147	0.52

		13,033,488	1.39
MACHINERY
Federal Signal Corp.	147,885	2,335,104	0.25
Other securities[c]		17,604,901	1.88

		19,940,005	2.13
MARINE
Other securities[c]		1,643,723	0.18

		1,643,723	0.18
MEDIA
New Media Investment Group Inc.	108,494	2,596,261	0.28
Other securities[c]		14,584,625	1.56

		17,180,886	1.84
METALS & MINING
Other securities[c]		5,383,496	0.58

		5,383,496	0.58
MULTILINE RETAIL
Other securities[c]		3,641,223	0.39

		3,641,223	0.39
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		16,885,148	1.81

		16,885,148	1.81
PAPER & FOREST PRODUCTS
Neenah Paper Inc.	39,407	2,464,514	0.26
Other securities[c]		1,038,756	0.11

		3,503,270	0.37
PERSONAL PRODUCTS
Other securities[c]		2,760,364	0.30

		2,760,364	0.30
PHARMACEUTICALS
Cempra Inc.[a,b]	73,982	2,538,322	0.27
Depomed Inc.[a,b]	142,177	3,186,187	0.34
Tetraphase Pharmaceuticals Inc.[a]	74,697	2,736,898	0.29
Other securities[c]		27,560,648	2.95

		36,022,055	3.85

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
Other securities[c]		$10,107,498	1.08%

		10,107,498	1.08
REAL ESTATE INVESTMENT TRUSTS (REITS)
Apollo Commercial Real Estate Finance Inc.	137,709	2,365,841	0.25
Chatham Lodging Trust	93,102	2,738,130	0.29
CyrusOne Inc.	79,366	2,469,870	0.26
Gramercy Property Trust Inc.[b]	111,627	3,133,370	0.34
Physicians Realty Trust[b]	173,807	3,060,741	0.33
Rexford Industrial Realty Inc.[b]	140,747	2,225,210	0.24
Summit Hotel Properties Inc.	203,712	2,866,228	0.31
Terreno Realty Corp.	106,392	2,425,738	0.26
Other securities[c]		35,883,177	3.83

		57,168,305	6.11
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		3,017,705	0.32

		3,017,705	0.32
ROAD & RAIL
Other securities[c]		5,380,042	0.58

		5,380,042	0.58
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Ambarella Inc.[a]	69,654	5,273,504	0.56
Other securities[c]		24,912,405	2.67

		30,185,909	3.23
SOFTWARE
Ellie Mae Inc.[a,b]	68,546	3,791,279	0.41
Imperva Inc.[a]	62,634	2,674,472	0.29
Qualys Inc.[a,b]	48,768	2,266,737	0.24
Other securities[c]		22,436,750	2.39

		31,169,238	3.33
SPECIALTY RETAIL
Other securities[c]		15,695,598	1.68

		15,695,598	1.68
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		5,958,892	0.64

		5,958,892	0.64

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		$5,110,046	0.55%

		5,110,046	0.55
THRIFTS & MORTGAGE FINANCE
Other securities[c]		27,578,052	2.95

		27,578,052	2.95
TOBACCO
Other securities[c]		322,773	0.03

		322,773	0.03
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		4,535,777	0.49

		4,535,777	0.49
WATER UTILITIES
Other securities[c]		5,316,423	0.57

		5,316,423	0.57
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		3,893,938	0.42

		3,893,938	0.42

TOTAL COMMON STOCKS
(Cost: $ 869,767,225)		933,491,024	99.83

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	180,418,536	$180,418,536	19.29%
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	10,422,853	10,422,853	1.12
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	780,940	780,940	0.08

		191,622,329	20.49

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 191,622,329)		191,622,329	20.49

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,061,389,554)		1,125,113,353	120.32
Other Assets, Less Liabilities		(189,975,309)	(20.32)

NET ASSETS		$935,138,044	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	9	Jun. 2015	ICE Markets Equity	$1,124,010	$31,206

See notes to financial statements.

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	202,918	$30,453,933	0.48%
United Technologies Corp.	255,096	29,897,251	0.47
Other securities[a]		109,287,678	1.70

		169,638,862	2.65
AIR FREIGHT & LOGISTICS
Other securities[a]		40,912,090	0.64

		40,912,090	0.64
AIRLINES
Other securities[a]		44,670,749	0.70

		44,670,749	0.70
AUTO COMPONENTS
Other securities[a]		29,815,877	0.47

		29,815,877	0.47
AUTOMOBILES
Other securities[a]		43,795,246	0.68

		43,795,246	0.68
BANKS
Bank of America Corp.	2,925,868	45,029,109	0.70
Citigroup Inc.	845,237	43,546,610	0.68
JPMorgan Chase & Co.	1,052,999	63,790,679	1.00
PNC Financial Services Group Inc. (The)[b]	148,450	13,841,478	0.22
Wells Fargo & Co.	1,328,670	72,279,648	1.13
Other securities[a]		119,181,184	1.86

		357,668,708	5.59
BEVERAGES
Coca-Cola Co. (The)	1,104,769	44,798,383	0.70
PepsiCo Inc.	421,836	40,335,958	0.63
Other securities[a]		25,505,094	0.40

		110,639,435	1.73
BIOTECHNOLOGY
Amgen Inc.	210,646	33,671,763	0.53
Biogen Inc.[c]	66,005	27,869,951	0.44
Celgene Corp.[c,d]	222,852	25,690,379	0.40
Gilead Sciences Inc.[c]	427,293	41,930,262	0.66
Other securities[a]		85,222,594	1.32

		214,384,949	3.35
BUILDING PRODUCTS
Other securities[a]		16,442,901	0.26

		16,442,901	0.26

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	35,490	$12,983,662	0.20%
Other securities[a]		127,109,837	1.99

		140,093,499	2.19
CHEMICALS
Other securities[a]		155,374,673	2.43

		155,374,673	2.43
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		42,568,426	0.66

		42,568,426	0.66
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,425,369	39,233,282	0.61
QUALCOMM Inc.	469,668	32,566,779	0.51
Other securities[a]		26,805,314	0.42

		98,605,375	1.54
CONSTRUCTION & ENGINEERING
Other securities[a]		12,498,405	0.20

		12,498,405	0.20
CONSTRUCTION MATERIALS
Other securities[a]		7,265,138	0.11

		7,265,138	0.11
CONSUMER FINANCE
Other securities[a]		49,484,468	0.77

		49,484,468	0.77
CONTAINERS & PACKAGING
Other securities[a]		24,263,302	0.38

		24,263,302	0.38
DISTRIBUTORS
Other securities[a]		7,537,645	0.12

		7,537,645	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		11,175,033	0.17

		11,175,033	0.17
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	509,201	73,487,888	1.15
Other securities[a]		39,752,571	0.62

		113,240,459	1.77
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.[d]	1,444,191	47,152,836	0.74
Verizon Communications Inc.	1,152,188	56,030,902	0.88

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$16,215,367	0.24%

		119,399,105	1.86
ELECTRIC UTILITIES
Other securities[a]		100,928,945	1.58

		100,928,945	1.58
ELECTRICAL EQUIPMENT
Other securities[a]		39,496,925	0.62

		39,496,925	0.62
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		43,723,545	0.68

		43,723,545	0.68
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	361,900	30,196,936	0.47
Other securities[a]		47,041,778	0.74

		77,238,714	1.21
FOOD & STAPLES RETAILING
CVS Health Corp.	325,347	33,579,064	0.52
Wal-Mart Stores Inc.	443,317	36,462,823	0.57
Other securities[a]		71,709,964	1.12

		141,751,851	2.21
FOOD PRODUCTS
Other securities[a]		105,039,296	1.64

		105,039,296	1.64
GAS UTILITIES
Other securities[a]		12,658,157	0.20

		12,658,157	0.20
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	397,927	31,034,327	0.48
Other securities[a]		115,935,793	1.82

		146,970,120	2.30
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	272,657	32,252,597	0.50
Other securities[a]		145,209,948	2.27

		177,462,545	2.77
HEALTH CARE TECHNOLOGY
Other securities[a]		11,418,500	0.18

		11,418,500	0.18
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	275,053	26,801,164	0.42
Other securities[a]		99,897,065	1.56

		126,698,229	1.98

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$38,752,175	0.61%

		38,752,175	0.61
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	752,865	61,689,758	0.96
Other securities[a]		39,887,565	0.63

		101,577,323	1.59
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		9,956,562	0.16

		9,956,562	0.16
INDUSTRIAL CONGLOMERATES
3M Co.	182,064	30,031,457	0.47
General Electric Co.	2,789,932	69,218,213	1.08
Other securities[a]		21,041,621	0.33

		120,291,291	1.88
INSURANCE
Other securities[a]		186,542,039	2.91

		186,542,039	2.91
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	104,536	38,897,846	0.61
Other securities[a]		38,629,280	0.60

		77,527,126	1.21
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ac	549,381	45,167,359	0.71
Google Inc. Class Ac	78,099	43,321,515	0.68
Google Inc. Class Cc	79,024	43,305,152	0.68
Other securities[a]		77,073,209	1.19

		208,867,235	3.26
IT SERVICES
International Business Machines Corp.	263,206	42,244,563	0.66
MasterCard Inc. Class A	279,768	24,169,158	0.38
Visa Inc. Class A	558,007	36,499,238	0.57
Other securities[a]		104,619,044	1.63

		207,532,003	3.24
LEISURE PRODUCTS
Other securities[a]		10,109,544	0.16

		10,109,544	0.16
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		42,402,954	0.66

		42,402,954	0.66

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$118,247,192	1.85%

		118,247,192	1.85
MARINE
Other securities[a]		2,031,735	0.03

		2,031,735	0.03
MEDIA
Comcast Corp. Class A	720,746	40,700,527	0.64
Walt Disney Co. (The)	481,857	50,541,981	0.79
Other securities[a]		131,662,157	2.05

		222,904,665	3.48
METALS & MINING
Other securities[a]		30,498,613	0.48

		30,498,613	0.48
MULTI-UTILITIES
Other securities[a]		66,602,317	1.04

		66,602,317	1.04
MULTILINE RETAIL
Other securities[a]		45,131,411	0.70

		45,131,411	0.70
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	529,656	55,603,287	0.87
Exxon Mobil Corp.	1,194,740	101,552,900	1.59
Other securities[a]		227,925,721	3.56

		385,081,908	6.02
PAPER & FOREST PRODUCTS
Other securities[a]		11,325,262	0.18

		11,325,262	0.18
PERSONAL PRODUCTS
Other securities[a]		9,398,592	0.15

		9,398,592	0.15
PHARMACEUTICALS
AbbVie Inc.	442,479	25,902,721	0.40
Actavis PLC[c]	101,142	30,101,882	0.47
Bristol-Myers Squibb Co.	461,133	29,743,078	0.46
Johnson & Johnson	787,103	79,182,562	1.24
Merck & Co. Inc.	813,114	46,737,793	0.73
Pfizer Inc.	1,774,722	61,742,578	0.96
Other securities[a]		67,322,251	1.06

		340,732,865	5.32

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
Other securities[a]		$27,043,524	0.42%

		27,043,524	0.42
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b]	14,647	311,835	—
Other securities[a]		248,698,137	3.89

		249,009,972	3.89
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		11,994,793	0.19

		11,994,793	0.19
ROAD & RAIL
Union Pacific Corp.	252,065	27,301,160	0.43
Other securities[a]		37,672,018	0.58

		64,973,178	1.01
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	1,385,091	43,311,796	0.68
Other securities[a]		114,692,914	1.79

		158,004,710	2.47
SOFTWARE
Microsoft Corp.	2,298,140	93,430,882	1.46
Oracle Corp.	913,903	39,434,914	0.62
Other securities[a]		108,236,490	1.69

		241,102,286	3.77
SPECIALTY RETAIL
Home Depot Inc. (The)	380,528	43,231,786	0.68
Other securities[a]		127,834,497	1.99

		171,066,283	2.67
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,676,875	208,653,556	3.26
Other securities[a]		49,952,823	0.78

		258,606,379	4.04
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		55,665,584	0.87

		55,665,584	0.87
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	3,152	53,489	—
Other securities[a]		14,226,026	0.22

		14,279,515	0.22

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
TOBACCO
Altria Group Inc.	552,775	$27,649,806	0.43%
Philip Morris International Inc.	437,664	32,969,229	0.52
Other securities[a]		13,265,402	0.20

		73,884,437	1.15
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		19,435,871	0.30

		19,435,871	0.30
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		221,497	—

		221,497	—
WATER UTILITIES
Other securities[a]		5,202,928	0.08

		5,202,928	0.08
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		8,745,938	0.14

		8,745,938	0.14

TOTAL COMMON STOCKS
(Cost: $ 4,841,863,754)		6,387,610,879	99.79

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $ 0)		—	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,e,f]	225,643,337	$225,643,337	3.53%
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,e,f]	13,035,509	13,035,509	0.20
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,e]	5,954,571	5,954,571	0.09

		244,633,417	3.82

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 244,633,417)		244,633,417	3.82

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,086,497,171)		6,632,244,296	103.61
Other Assets, Less Liabilities		(231,317,978)	(3.61)

NET ASSETS		$6,400,926,318	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	12	Jun. 2015	ICE Markets Equity	$1,498,680	$46,408
E-mini S&P 500	83	Jun. 2015	Chicago Mercantile	8,552,320	119,714

Net unrealized appreciation					$166,122

See notes to financial statements.

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$164,984,620	1.31%

		164,984,620	1.31
AIR FREIGHT & LOGISTICS
Other securities[a]		38,498,750	0.30

		38,498,750	0.30
AIRLINES
Southwest Airlines Co.	1,306,800	57,891,240	0.46
United Continental Holdings Inc.[b]	705,521	47,446,287	0.38
Other securities[a]		34,206,918	0.27

		139,544,445	1.11
AUTO COMPONENTS
Other securities[a]		97,302,572	0.77

		97,302,572	0.77
AUTOMOBILES
Other securities[a]		64,463,402	0.51

		64,463,402	0.51
BANKS
SunTrust Banks Inc.	1,006,522	41,357,989	0.33
Other securities[a]		312,536,002	2.47

		353,893,991	2.80
BEVERAGES
Other securities[a]		166,838,119	1.32

		166,838,119	1.32
BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	446,142	52,631,372	0.42
Other securities[a]		176,670,830	1.40

		229,302,202	1.82
BUILDING PRODUCTS
Other securities[a]		82,067,957	0.65

		82,067,957	0.65
CAPITAL MARKETS
Ameriprise Financial Inc.	358,668	46,928,121	0.37
T Rowe Price Group Inc.	496,298	40,190,212	0.32
Other securities[a]		212,762,203	1.69

		299,880,536	2.38

Security	Shares	Value	% of Net Assets
CHEMICALS
Sherwin-Williams Co. (The)	162,646	$46,272,787	0.37%
Other securities[a]		286,653,375	2.27

		332,926,162	2.64
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		166,919,443	1.32

		166,919,443	1.32
COMMUNICATIONS EQUIPMENT
Other securities[a]		127,057,191	1.01

		127,057,191	1.01
CONSTRUCTION & ENGINEERING
Other securities[a]		60,743,804	0.48

		60,743,804	0.48
CONSTRUCTION MATERIALS
Other securities[a]		45,019,671	0.36

		45,019,671	0.36
CONSUMER FINANCE
Other securities[a]		44,699,523	0.35

		44,699,523	0.35
CONTAINERS & PACKAGING
Other securities[a]		148,501,552	1.18

		148,501,552	1.18
DISTRIBUTORS
Other securities[a]		41,642,853	0.33

		41,642,853	0.33
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		44,257,951	0.35

		44,257,951	0.35
DIVERSIFIED FINANCIAL SERVICES
Intercontinental Exchange Inc.	217,519	50,740,657	0.40
McGraw Hill Financial Inc.	514,153	53,163,420	0.42
Other securities[a]		97,648,148	0.78

		201,552,225	1.60
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		51,162,858	0.40

		51,162,858	0.40
ELECTRIC UTILITIES
Edison International	615,457	38,447,599	0.30
PPL Corp.	1,254,990	42,242,963	0.33

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$189,635,509	1.51%

		270,326,071	2.14
ELECTRICAL EQUIPMENT
Other securities[a]		98,308,235	0.78

		98,308,235	0.78
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		149,108,623	1.18

		149,108,623	1.18
ENERGY EQUIPMENT & SERVICES
Other securities[a]		119,607,381	0.95

		119,607,381	0.95
FOOD & STAPLES RETAILING
Kroger Co. (The)	962,456	73,781,877	0.58
Other securities[a]		58,689,364	0.47

		132,471,241	1.05
FOOD PRODUCTS
Other securities[a]		292,954,378	2.32

		292,954,378	2.32
GAS UTILITIES
Other securities[a]		49,760,643	0.39

		49,760,643	0.39
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.[b]	2,498,456	44,347,594	0.35
Other securities[a]		296,703,511	2.35

		341,051,105	2.70
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.	426,593	48,490,826	0.38
Cardinal Health Inc.	642,593	58,006,870	0.46
Cigna Corp.	507,439	65,682,904	0.52
HCA Holdings Inc.[b]	616,619	46,388,247	0.37
Humana Inc.	292,371	52,047,886	0.41
Other securities[a]		254,103,634	2.02

		524,720,367	4.16
HEALTH CARE TECHNOLOGY
Cerner Corp.[b],c	562,823	41,232,413	0.33
Other securities[a]		19,722,942	0.15

		60,955,355	0.48
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		286,697,860	2.27

		286,697,860	2.27

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$221,821,154	1.76%

		221,821,154	1.76
HOUSEHOLD PRODUCTS
Other securities[a]		68,451,924	0.54

		68,451,924	0.54
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		50,551,538	0.40

		50,551,538	0.40
INDUSTRIAL CONGLOMERATES
Other securities[a]		43,621,602	0.35

		43,621,602	0.35
INSURANCE
Aon PLC	529,436	50,889,388	0.40
Other securities[a]		478,646,987	3.79

		529,536,375	4.19
INTERNET & CATALOG RETAIL
Netflix Inc.[b]	113,241	47,186,392	0.37
Other securities[a]		85,282,869	0.68

		132,469,261	1.05
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Ab,c	197,043	49,233,164	0.39
Twitter Inc.[b]	973,419	48,748,823	0.39
Other securities[a]		129,373,530	1.02

		227,355,517	1.80
IT SERVICES
Other securities[a]		365,800,772	2.90

		365,800,772	2.90
LEISURE PRODUCTS
Other securities[a]		51,224,721	0.41

		51,224,721	0.41
LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[b]	263,313	48,881,425	0.39
Other securities[a]		117,926,281	0.93

		166,807,706	1.32
MACHINERY
PACCAR Inc.	670,008	42,304,305	0.34
Other securities[a]		401,685,857	3.18

		443,990,162	3.52

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
MARINE
Other securities[a]		$8,079,433	0.06%

		8,079,433	0.06
MEDIA
Other securities[a]		299,429,458	2.37

		299,429,458	2.37
METALS & MINING
Other securities[a]		131,183,254	1.04

		131,183,254	1.04
MULTI-UTILITIES
Public Service Enterprise Group Inc.	955,686	40,062,357	0.32
Sempra Energy	463,588	50,540,364	0.40
Other securities[a]		223,735,122	1.77

		314,337,843	2.49
MULTILINE RETAIL
Dollar General Corp.[b]	585,522	44,136,648	0.35
Macy’s Inc.	643,450	41,766,340	0.33
Other securities[a]		115,818,107	0.92

		201,721,095	1.60
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		419,824,296	3.32

		419,824,296	3.32
PAPER & FOREST PRODUCTS
International Paper Co.	818,269	45,405,747	0.36
Other securities[a]		5,623,356	0.04

		51,029,103	0.40
PERSONAL PRODUCTS
Other securities[a]		22,486,794	0.18

		22,486,794	0.18
PHARMACEUTICALS
Mylan NVb,c	705,960	41,898,726	0.33
Perrigo Co. PLC	265,922	44,023,387	0.35
Zoetis Inc.	946,401	43,808,902	0.35
Other securities[a]		124,886,706	0.99

		254,617,721	2.02
PROFESSIONAL SERVICES
Other securities[a]		136,042,755	1.08

		136,042,755	1.08

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	244,826	$42,660,931	0.34%
Boston Properties Inc.	289,086	40,610,801	0.32
Crown Castle International Corp.	630,502	52,041,635	0.41
Health Care REIT Inc.	657,791	50,886,712	0.40
Prologis Inc.	943,893	41,115,979	0.33
Ventas Inc.	582,005	42,498,005	0.34
Vornado Realty Trust	354,020	39,650,240	0.31
Other securities[a]		778,788,148	6.17

		1,088,252,451	8.62
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		66,943,674	0.53

		66,943,674	0.53
ROAD & RAIL
Other securities[a]		109,344,005	0.87

		109,344,005	0.87
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	2,299,531	51,877,419	0.41
Avago Technologies Ltd.	471,890	59,920,592	0.47
Broadcom Corp. Class A	1,010,407	43,745,571	0.35
Other securities[a]		316,305,568	2.51

		471,849,150	3.74
SOFTWARE
Intuit Inc.	536,234	51,993,249	0.41
Other securities[a]		354,141,438	2.81

		406,134,687	3.22
SPECIALTY RETAIL
AutoZone Inc.[b],c	61,603	42,023,103	0.33
L Brands Inc.	459,133	43,291,651	0.34
O’Reilly Automotive Inc.[b],c	200,380	43,330,171	0.34
Ross Stores Inc.	401,239	42,274,541	0.33
Other securities[a]		347,314,874	2.76

		518,234,340	4.10

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		$114,069,169	0.90%

		114,069,169	0.90
TEXTILES, APPAREL & LUXURY GOODS
VF Corp.	651,654	49,076,063	0.39
Other securities[a]		158,639,763	1.25

		207,715,826	1.64
THRIFTS & MORTGAGE FINANCE
Other securities[a]		37,977,541	0.30

		37,977,541	0.30
TOBACCO
Lorillard Inc.	684,809	44,752,268	0.35

		44,752,268	0.35
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		104,291,164	0.83

		104,291,164	0.83
WATER UTILITIES
Other securities[a]		27,132,022	0.21

		27,132,022	0.21
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		33,415,138	0.26

		33,415,138	0.26

TOTAL COMMON STOCKS
(Cost: $ 8,936,399,878)		12,597,715,005	99.78

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	726,191,715	$726,191,715	5.75%
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	41,952,396	41,952,396	0.33
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	12,024,965	12,024,965	0.10

		780,169,076	6.18

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 780,169,076)		780,169,076	6.18

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,716,568,954)		13,377,884,081	105.96
Other Assets, Less Liabilities		(752,682,211)	(5.96)

NET ASSETS		$12,625,201,870	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	62	Jun. 2015	Chicago Mercantile	$6,388,480	$73,190
E-mini S&P MidCap 400	109	Jun. 2015	Chicago Mercantile	16,565,820	394,224

Net unrealized appreciation					$467,414

See notes to financial statements.

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$90,474,688	1.40%

		90,474,688	1.40
AIR FREIGHT & LOGISTICS
Other securities[a]		37,390,426	0.58

		37,390,426	0.58
AIRLINES
Southwest Airlines Co.	1,129,652	50,043,584	0.78
United Continental Holdings Inc.[b]	685,239	46,082,323	0.72
Other securities[a]		30,427,314	0.46

		126,553,221	1.96
AUTO COMPONENTS
Other securities[a]		58,073,823	0.90

		58,073,823	0.90
AUTOMOBILES
Tesla Motors Inc.[b,c]	174,329	32,908,085	0.51
Other securities[a]		29,673,257	0.46

		62,581,342	0.97
BANKS
Other securities[a]		12,126,309	0.19

		12,126,309	0.19
BEVERAGES
Constellation Brands Inc. Class Ab	274,267	31,872,568	0.49
Dr. Pepper Snapple Group Inc.	360,449	28,288,038	0.44
Monster Beverage Corp.[b]	262,633	36,347,094	0.56
Other securities[a]		44,641,607	0.70

		141,149,307	2.19
BIOTECHNOLOGY
BioMarin Pharmaceutical Inc.[b]	288,392	35,939,411	0.56
Pharmacyclics Inc.[b]	111,152	28,449,354	0.44
Vertex Pharmaceuticals Inc.[b]	433,324	51,119,232	0.79
Other securities[a]		101,888,241	1.58

		217,396,238	3.37
BUILDING PRODUCTS
Other securities[a]		57,002,609	0.88

		57,002,609	0.88

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
T Rowe Price Group Inc.	481,977	$39,030,497	0.61%
Other securities[a]		117,012,983	1.81

		156,043,480	2.42
CHEMICALS
Sherwin-Williams Co. (The)	157,965	44,941,042	0.70
Other securities[a]		149,122,815	2.31

		194,063,857	3.01
COMMERCIAL SERVICES & SUPPLIES
Tyco International PLC	684,593	29,478,575	0.46
Other securities[a]		67,670,871	1.05

		97,149,446	1.51
COMMUNICATIONS EQUIPMENT
Other securities[a]		60,661,468	0.94

		60,661,468	0.94
CONSTRUCTION & ENGINEERING
Other securities[a]		21,126,516	0.33

		21,126,516	0.33
CONSTRUCTION MATERIALS
Other securities[a]		23,532,809	0.37

		23,532,809	0.37
CONSUMER FINANCE
Other securities[a]		17,176,186	0.27

		17,176,186	0.27
CONTAINERS & PACKAGING
Other securities[a]		77,792,746	1.21

		77,792,746	1.21
DISTRIBUTORS
Other securities[a]		38,742,176	0.60

		38,742,176	0.60
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		25,796,099	0.40

		25,796,099	0.40
DIVERSIFIED FINANCIAL SERVICES
McGraw Hill Financial Inc.	499,382	51,636,099	0.80
Moody’s Corp.	327,711	34,016,402	0.53
Other securities[a]		38,255,227	0.59

		123,907,728	1.92
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		35,455,877	0.55

		35,455,877	0.55

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
ELECTRIC UTILITIES
Other securities[a]		$10,211,428	0.16%

		10,211,428	0.16
ELECTRICAL EQUIPMENT
Rockwell Automation Inc.	253,905	29,450,441	0.46
Other securities[a]		42,903,891	0.66

		72,354,332	1.12
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	576,477	33,971,789	0.53
Other securities[a]		47,549,255	0.74

		81,521,044	1.27
ENERGY EQUIPMENT & SERVICES
Other securities[a]		68,502,201	1.06

		68,502,201	1.06
FOOD & STAPLES RETAILING
Kroger Co. (The)	934,793	71,661,231	1.11
Other securities[a]		31,997,355	0.50

		103,658,586	1.61
FOOD PRODUCTS
Keurig Green Mountain Inc.	259,397	28,982,427	0.45
Mead Johnson Nutrition Co.	370,737	37,270,191	0.58
Other securities[a]		105,277,993	1.63

		171,530,611	2.66
HEALTH CARE EQUIPMENT & SUPPLIES
Intuitive Surgical Inc.[b,c]	61,068	30,841,172	0.48
Other securities[a]		165,042,299	2.56

		195,883,471	3.04
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.	414,335	47,097,459	0.73
Other securities[a]		135,873,955	2.11

		182,971,414	2.84
HEALTH CARE TECHNOLOGY
Cerner Corp.[b]	546,591	40,043,257	0.62
Other securities[a]		16,344,395	0.26

		56,387,652	0.88
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill Inc.[b]	57,018	37,092,490	0.58
Other securities[a]		154,099,920	2.39

		191,192,410	2.97

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$69,365,287	1.08%

		69,365,287	1.08
HOUSEHOLD PRODUCTS
Other securities[a]		46,393,817	0.72

		46,393,817	0.72
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		2,338,846	0.04

		2,338,846	0.04
INDUSTRIAL CONGLOMERATES
Other securities[a]		14,260,176	0.22

		14,260,176	0.22
INSURANCE
Aon PLC	394,580	37,927,030	0.59
Other securities[a]		21,762,734	0.34

		59,689,764	0.93
INTERNET & CATALOG RETAIL
Netflix Inc.[b]	109,982	45,828,399	0.71
Other securities[a]		69,643,622	1.08

		115,472,021	1.79
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Ab,c	191,383	47,818,956	0.74
Twitter Inc.[b]	945,445	47,347,886	0.73
Other securities[a]		113,381,000	1.77

		208,547,842	3.24
IT SERVICES
Alliance Data Systems Corp.[b,c]	107,882	31,960,042	0.50
Fiserv Inc.[b]	457,179	36,300,013	0.56
Other securities[a]		169,140,165	2.63

		237,400,220	3.69
LEISURE PRODUCTS
Other securities[a]		33,524,614	0.52

		33,524,614	0.52
LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[b,c]	255,748	47,477,059	0.74
Other securities[a]		56,899,442	0.88

		104,376,501	1.62
MACHINERY
PACCAR Inc.	596,008	37,631,945	0.58
Other securities[a]		207,100,430	3.22

		244,732,375	3.80

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
MARINE
Other securities[a]		$7,859,912	0.12%

		7,859,912	0.12
MEDIA
Charter Communications Inc. Class Ab	145,646	28,125,699	0.44
Omnicom Group Inc.	474,085	36,969,148	0.57
Other securities[a]		134,714,581	2.09

		199,809,428	3.10
METALS & MINING
Other securities[a]		6,377,186	0.10

		6,377,186	0.10
MULTILINE RETAIL
Dollar General Corp.[b]	432,693	32,616,398	0.51
Dollar Tree Inc.[b]	379,343	30,781,788	0.48
Macy’s Inc.	482,045	31,289,541	0.49
Other securities[a]		42,286,893	0.65

		136,974,620	2.13
OIL, GAS & CONSUMABLE FUELS
Cheniere Energy Inc.[b]	436,387	33,776,354	0.52
Other securities[a]		210,708,680	3.28

		244,485,034	3.80
PAPER & FOREST PRODUCTS
Other securities[a]		6,837,256	0.11

		6,837,256	0.11
PERSONAL PRODUCTS
Other securities[a]		17,404,529	0.27

		17,404,529	0.27
PHARMACEUTICALS
Endo International PLC[b]	325,456	29,193,403	0.45
Mylan NVb,c	685,622	40,691,666	0.63
Zoetis Inc.	919,142	42,547,083	0.66
Other securities[a]		67,651,136	1.06

		180,083,288	2.80
PROFESSIONAL SERVICES
Other securities[a]		82,723,539	1.28

		82,723,539	1.28
REAL ESTATE INVESTMENT TRUSTS (REITS)
Crown Castle International Corp.[c]	612,384	50,546,175	0.78
Other securities[a]		148,054,139	2.30

		198,600,314	3.08

Security	Shares	Value	% of Net Assets
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		$34,255,197	0.53%

		34,255,197	0.53
ROAD & RAIL
Other securities[a]		80,774,709	1.25

		80,774,709	1.25
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	1,491,717	33,653,136	0.52
Avago Technologies Ltd.	458,333	58,199,124	0.90
Skyworks Solutions Inc.	347,777	34,183,001	0.53
Other securities[a]		157,255,352	2.45

		283,290,613	4.40
SOFTWARE
Intuit Inc.	520,825	50,499,192	0.78
Other securities[a]		232,632,384	3.61

		283,131,576	4.39
SPECIALTY RETAIL
AutoZone Inc.[b]	59,831	40,814,315	0.63
O’Reilly Automotive Inc.[b]	194,604	42,081,169	0.65
Ross Stores Inc.	389,675	41,056,158	0.64
Other securities[a]		225,855,808	3.51

		349,807,450	5.43
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		32,456,847	0.50

		32,456,847	0.50
TEXTILES, APPAREL & LUXURY GOODS
VF Corp.	632,925	47,665,582	0.74
Other securities[a]		148,622,445	2.31

		196,288,027	3.05
THRIFTS & MORTGAGE FINANCE
Other securities[a]		2,408,284	0.04

		2,408,284	0.04
TOBACCO
Lorillard Inc.	665,111	43,465,004	0.67

		43,465,004	0.67
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		78,356,904	1.22

		78,356,904	1.22

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		$27,662,065	0.43%

		27,662,065	0.43

TOTAL COMMON STOCKS
(Cost: $ 4,810,947,382)		6,437,562,745	99.93

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	444,605,981	444,605,981	6.90
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	25,685,072	25,685,072	0.40
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	5,805,295	5,805,295	0.09

		476,096,348	7.39

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 476,096,348)		476,096,348	7.39

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,287,043,730)	$6,913,659,093	107.32%
Other Assets, Less Liabilities	(471,351,603)	(7.32)

NET ASSETS	$6,442,307,490	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	8	Jun. 2015	Chicago Mercantile	$824,320	$11,542
E-mini S&P MidCap 400	23	Jun. 2015	Chicago Mercantile	3,495,540	96,022

Net unrealized appreciation					$107,564

See notes to financial statements.

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$87,385,301	1.20%

		87,385,301	1.20
AIRLINES
Other securities[a]		11,219,410	0.15

		11,219,410	0.15
AUTO COMPONENTS
Other securities[a]		45,545,039	0.63

		45,545,039	0.63
BANKS
Fifth Third Bancorp	1,953,256	36,818,876	0.51
M&T Bank Corp.	301,973	38,350,571	0.53
SunTrust Banks Inc.	1,223,698	50,281,751	0.69
Other securities[a]		289,624,928	3.97

		415,076,126	5.70
BEVERAGES
Other securities[a]		26,144,560	0.36

		26,144,560	0.36
BIOTECHNOLOGY
Other securities[a]		6,484,890	0.09

		6,484,890	0.09
BUILDING PRODUCTS
Other securities[a]		28,505,731	0.39

		28,505,731	0.39
CAPITAL MARKETS
Ameriprise Financial Inc.	283,447	37,086,206	0.51
Invesco Ltd.	841,645	33,404,890	0.46
Northern Trust Corp.	543,093	37,826,427	0.52
Other securities[a]		60,857,194	0.83

		169,174,717	2.32
CHEMICALS
Mosaic Co. (The)	768,509	35,397,525	0.49
Other securities[a]		126,363,322	1.73

		161,760,847	2.22
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		81,458,078	1.12

		81,458,078	1.12
COMMUNICATIONS EQUIPMENT
Other securities[a]		78,424,430	1.08

		78,424,430	1.08

Security	Shares	Value	% of Net Assets
CONSTRUCTION & ENGINEERING
Other securities[a]		$47,382,779	0.65%

		47,382,779	0.65
CONSTRUCTION MATERIALS
Other securities[a]		25,323,636	0.35

		25,323,636	0.35
CONSUMER FINANCE
Other securities[a]		32,901,802	0.45

		32,901,802	0.45
CONTAINERS & PACKAGING
Other securities[a]		83,195,318	1.14

		83,195,318	1.14
DISTRIBUTORS
Other securities[a]		2,103,951	0.03

		2,103,951	0.03
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		21,388,468	0.29

		21,388,468	0.29
DIVERSIFIED FINANCIAL SERVICES
Intercontinental Exchange Inc.	152,334	35,534,952	0.49
Other securities[a]		54,364,162	0.74

		89,899,114	1.23
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		17,866,910	0.25

		17,866,910	0.25
ELECTRIC UTILITIES
Edison International	748,241	46,742,615	0.64
Eversource Energy	725,680	36,661,354	0.50
FirstEnergy Corp.	964,350	33,810,111	0.46
PPL Corp.	1,525,780	51,357,755	0.71
Xcel Energy Inc.	1,152,803	40,129,072	0.55
Other securities[a]		107,212,245	1.48

		315,913,152	4.34
ELECTRICAL EQUIPMENT
Other securities[a]		28,923,042	0.40

		28,923,042	0.40
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		79,195,077	1.09

		79,195,077	1.09

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
ENERGY EQUIPMENT & SERVICES
Other securities[a]		$59,734,223	0.82%

		59,734,223	0.82
FOOD & STAPLES RETAILING
Other securities[a]		31,293,280	0.43

		31,293,280	0.43
FOOD PRODUCTS
ConAgra Foods Inc.	967,205	35,331,999	0.49
Other securities[a]		106,030,911	1.45

		141,362,910	1.94
GAS UTILITIES
Other securities[a]		60,447,438	0.83

		60,447,438	0.83
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.[b]	2,749,014	48,794,998	0.67
Zimmer Holdings Inc.	356,501	41,895,997	0.58
Other securities[a]		78,693,008	1.08

		169,384,003	2.33
HEALTH CARE PROVIDERS & SERVICES
Cardinal Health Inc.	718,243	64,835,796	0.89
Cigna Corp.	569,037	73,656,149	1.01
HCA Holdings Inc.[b]	678,463	51,040,772	0.70
Humana Inc.	355,460	63,278,989	0.87
Other securities[a]		156,189,054	2.15

		409,000,760	5.62
HEALTH CARE TECHNOLOGY
Other securities[a]		3,509,201	0.05

		3,509,201	0.05
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		109,265,485	1.50

		109,265,485	1.50
HOUSEHOLD DURABLES
Other securities[a]		182,831,710	2.51

		182,831,710	2.51
HOUSEHOLD PRODUCTS
Other securities[a]		25,142,063	0.35

		25,142,063	0.35
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		58,491,411	0.80

		58,491,411	0.80

Security	Shares	Value	% of Net Assets
INDUSTRIAL CONGLOMERATES
Other securities[a]		$35,185,993	0.48%

		35,185,993	0.48
INSURANCE
Hartford Financial Services Group Inc. (The)	974,658	40,760,198	0.56
Lincoln National Corp.	605,711	34,804,154	0.48
Principal Financial Group Inc.	675,722	34,711,839	0.48
Progressive Corp. (The)	1,359,579	36,980,549	0.51
Other securities[a]		421,976,934	5.79

		569,233,674	7.82
INTERNET & CATALOG RETAIL
Other securities[a]		16,461,321	0.23

		16,461,321	0.23
INTERNET SOFTWARE & SERVICES
Other securities[a]		15,405,983	0.21

		15,405,983	0.21
IT SERVICES
Fidelity National Information Services Inc.	578,988	39,405,923	0.54
Xerox Corp.	2,680,832	34,448,691	0.47
Other securities[a]		73,859,257	1.02

		147,713,871	2.03
LEISURE PRODUCTS
Other securities[a]		20,252,560	0.28

		20,252,560	0.28
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		72,163,482	0.99

		72,163,482	0.99
MACHINERY
Ingersoll-Rand PLC	568,132	38,678,427	0.53
Other securities[a]		195,037,104	2.68

		233,715,531	3.21
MEDIA
Other securities[a]		114,116,629	1.57

		114,116,629	1.57
METALS & MINING
Alcoa Inc.	2,692,229	34,783,599	0.48
Nucor Corp.	731,377	34,762,349	0.48

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$82,007,547	1.12%

		151,553,495	2.08
MULTI-UTILITIES
Consolidated Edison Inc.	672,648	41,031,528	0.56
DTE Energy Co.	406,532	32,803,067	0.45
Public Service Enterprise Group Inc.	1,161,887	48,706,303	0.67
Sempra Energy	563,822	61,467,874	0.84
Other securities[a]		198,145,858	2.73

		382,154,630	5.25
MULTILINE RETAIL
Kohl’s Corp.	452,626	35,417,984	0.49
Other securities[a]		38,425,155	0.52

		73,843,139	1.01
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		206,118,253	2.83

		206,118,253	2.83
PAPER & FOREST PRODUCTS
International Paper Co.	840,638	46,647,002	0.64
Other securities[a]		6,815,694	0.09

		53,462,696	0.73
PERSONAL PRODUCTS
Other securities[a]		5,479,462	0.07

		5,479,462	0.07
PHARMACEUTICALS
Hospira Inc.[b]	383,858	33,718,087	0.46
Perrigo Co. PLC	250,238	41,426,901	0.57
Other securities[a]		9,092,583	0.13

		84,237,571	1.16
PROFESSIONAL SERVICES
Other securities[a]		61,909,165	0.85

		61,909,165	0.85
REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	297,646	51,864,816	0.71
Boston Properties Inc.	309,293	43,449,481	0.60
Essex Property Trust Inc.[c]	143,568	33,006,283	0.45
General Growth Properties Inc.	1,302,105	38,477,203	0.53
HCP Inc.	1,052,275	45,468,803	0.62

Security	Shares	Value	% of Net Assets
Host Hotels & Resorts Inc.[c]	1,738,358	$35,080,064	0.48%
Prologis Inc.	1,147,556	49,987,539	0.69
Vornado Realty Trust	333,565	37,359,280	0.51
Weyerhaeuser Co.	1,081,553	35,853,482	0.49
Other securities[a]		703,463,727	9.67

		1,074,010,678	14.75
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		38,489,355	0.53

		38,489,355	0.53
ROAD & RAIL
Other securities[a]		31,938,168	0.44

		31,938,168	0.44
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Corp. Class A	1,228,843	53,202,758	0.73
Other securities[a]		165,939,039	2.28

		219,141,797	3.01
SOFTWARE
Symantec Corp.	1,588,518	37,115,723	0.51
Other securities[a]		102,386,152	1.41

		139,501,875	1.92
SPECIALTY RETAIL
L Brands Inc.	358,929	33,843,415	0.46
Other securities[a]		158,281,220	2.18

		192,124,635	2.64
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Western Digital Corp.	511,232	46,527,224	0.64
Other securities[a]		51,475,063	0.71

		98,002,287	1.35
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		6,934,669	0.09

		6,934,669	0.09
THRIFTS & MORTGAGE FINANCE
Other securities[a]		43,197,045	0.59

		43,197,045	0.59
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		28,681,534	0.39

		28,681,534	0.39
WATER UTILITIES
Other securities[a]		32,994,039	0.45

		32,994,039	0.45

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2015

Security	Shares	Value	% of Net Assets
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		$5,999,982	0.08%

		5,999,982	0.08

TOTAL COMMON STOCKS
(Cost: $ 6,067,289,374)		7,259,758,381	99.70

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d],e,f	286,648,093	286,648,093	3.93
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d],e,f	16,559,779	16,559,779	0.23
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d],e	7,298,998	7,298,998	0.10

		310,506,870	4.26

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 310,506,870)		310,506,870	4.26

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,377,796,244)	$7,570,265,251	103.96%
Other Assets, Less Liabilities	(288,360,012)	(3.96)

NET ASSETS	$7,281,905,239	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	66	Jun. 2015	Chicago Mercantile	$6,800,640	$72,274
E-mini S&P MidCap 400	72	Jun. 2015	Chicago Mercantile	10,942,560	247,860

Net unrealized appreciation					$320,134

See notes to financial statements.

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2015

	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$494,859,260	$822,845,671	$869,767,225
Affiliated (Note 2)	24,378,595	21,758,878	191,622,329

Total cost of investments	$519,237,855	$844,604,549	$1,061,389,554

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$586,263,431	$881,319,095	$933,491,024
Affiliated (Note 2)	24,569,383	22,877,314	191,622,329

Total fair value of investments	610,832,814	904,196,409	1,125,113,353
Cash	805	9,237	8,127
Cash pledged to broker	84,000	107,000	99,000
Receivables:
Investment securities sold	463,362	923,351	7,604,619
Dividends and interest	507,703	1,459,247	1,314,395

Total Assets	611,888,684	906,695,244	1,134,139,494

LIABILITIES
Payables:
Investment securities purchased	750,161	906,606	7,682,517
Collateral for securities on loan (Note 1)	23,124,309	15,924,149	190,841,389
Futures variation margin	5,817	11,300	4,525
Investment advisory fees (Note 2)	45,376	68,417	473,019

Total Liabilities	23,925,663	16,910,472	199,001,450

NET ASSETS	$587,963,021	$889,784,772	$935,138,044

Net assets consist of:
Paid-in capital	$591,663,093	$894,684,552	$958,199,637
Undistributed (distributions in excess of) net investment income	3,475	1,321,980	(8,131)
Accumulated net realized loss	(95,311,030)	(65,837,277)	(86,808,467)
Net unrealized appreciation	91,607,483	59,615,517	63,755,005

NET ASSETS	$587,963,021	$889,784,772	$935,138,044

Shares outstanding[b]	7,250,000	6,600,000	11,800,000

Net asset value per share	$81.10	$134.82	$79.25

[a]	Securities on loan with values of $22,458,270, $15,373,184 and $181,218,937, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,823,071,984	$8,936,399,878	$4,810,947,382
Affiliated (Note 2)	263,425,187	780,169,076	476,096,348

Total cost of investments	$5,086,497,171	$9,716,568,954	$5,287,043,730

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,360,420,415	$12,597,715,005	$6,437,562,745
Affiliated (Note 2)	271,823,881	780,169,076	476,096,348

Total fair value of investments	6,632,244,296	13,377,884,081	6,913,659,093
Cash	36,790	240,467	29,613
Cash pledged to broker	512,000	1,131,000	351,000
Receivables:
Investment securities sold	5,523,128	24,922,039	12,887,280
Due from custodian (Note 4)	—	1,227	—
Dividends and interest	7,902,795	14,112,423	3,407,017
Capital shares sold	—	397,363	166,443

Total Assets	6,646,219,009	13,418,688,600	6,930,500,446

LIABILITIES
Payables:
Investment securities purchased	5,458,559	23,149,029	16,333,912
Collateral for securities on loan (Note 1)	238,678,846	768,144,111	470,291,053
Capital shares redeemed	—	—	208,054
Futures variation margin	64,660	97,110	26,598
Investment advisory fees (Note 2)	1,090,626	2,096,480	1,333,339

Total Liabilities	245,292,691	793,486,730	488,192,956

NET ASSETS	$6,400,926,318	$12,625,201,870	$6,442,307,490

Net assets consist of:
Paid-in capital	$5,179,903,666	$9,314,971,801	$5,344,336,845
Undistributed net investment income	3,425,387	290,887	286,844
Accumulated net realized loss	(328,315,983)	(351,843,359)	(529,039,126)
Net unrealized appreciation	1,545,913,248	3,661,782,541	1,626,722,927

NET ASSETS	$6,400,926,318	$12,625,201,870	$6,442,307,490

Shares outstanding[b]	51,650,000	72,950,000	65,750,000

Net asset value per share	$123.93	$173.07	$97.98

[a]	Securities on loan with values of $230,352,282, $746,305,489 and $457,269,839, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$6,067,289,374
Affiliated (Note 2)	310,506,870

Total cost of investments	$6,377,796,244

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,259,758,381
Affiliated (Note 2)	310,506,870

Total fair value of investments	7,570,265,251
Cash	258,208
Cash pledged to broker	879,000
Receivables:
Investment securities sold	18,037,355
Dividends and interest	12,953,297

Total Assets	7,602,393,111

LIABILITIES
Payables:
Investment securities purchased	15,667,055
Collateral for securities on loan (Note 1)	303,207,872
Futures variation margin	82,680
Investment advisory fees (Note 2)	1,530,265

Total Liabilities	320,487,872

NET ASSETS	$7,281,905,239

Net assets consist of:
Paid-in capital	$6,483,280,932
Distributions in excess of net investment income	(42,651)
Accumulated net realized loss	(394,122,183)
Net unrealized appreciation	1,192,789,141

NET ASSETS	$7,281,905,239

Shares outstanding[b]	96,800,000

Net asset value per share	$75.23

[a]	Securities on loan with a value of $294,450,663. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2015

	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,066,614	$17,122,680	$11,267,744
Dividends — affiliated (Note 2)	17,636	120,999	—
Interest — affiliated (Note 2)	24	34	52
Securities lending income — affiliated — net (Note 2)	217,014	154,960	4,996,697

Total investment income	8,301,288	17,398,673	16,264,493

EXPENSES
Investment advisory fees (Note 2)	623,399	864,045	5,452,662

Total expenses	623,399	864,045	5,452,662

Net investment income	7,677,889	16,534,628	10,811,831

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	7,643,957	8,185,435	(18,712,511)
Investments — affiliated (Note 2)	(45)	(699)	—
In-kind redemptions — unaffiliated	74,255,969	19,189,247	111,864,175
In-kind redemptions — affiliated (Note 2)	134,044	140,698	—
Futures contracts	44,645	28,515	185,260
Foreign currency transactions	—	(12)	(557)

Net realized gain	82,078,570	27,543,184	93,336,367

Net change in unrealized appreciation/depreciation on:
Investments	(13,180,778)	14,675,697	(75,148,550)
Futures contracts	12,524	23,657	31,206

Net change in unrealized appreciation/depreciation	(13,168,254)	14,699,354	(75,117,344)

Net realized and unrealized gain	68,910,316	42,242,538	18,219,023

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,588,205	$58,777,166	$29,030,854

[a]	Net of foreign withholding tax of $1,752, $7,041 and $12,097, respectively.

See notes to financial statements.

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$111,611,148	$167,266,110	$60,275,696
Dividends — affiliated (Note 2)	584,616	—	—
Interest — affiliated (Note 2)	268	391	137
Securities lending income — affiliated — net (Note 2)	1,904,361	4,837,647	2,581,322

Total investment income	114,100,393	172,104,148	62,857,155

EXPENSES
Investment advisory fees (Note 2)	11,792,640	21,465,203	13,029,594

Total expenses	11,792,640	21,465,203	13,029,594

Net investment income	102,307,753	150,638,945	49,827,561

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	4,321,145	85,859,346	176,848,907
Investments — affiliated (Note 2)	(24,625)	—	—
In-kind redemptions — unaffiliated	147,741,398	329,619,584	221,331,121
In-kind redemptions — affiliated (Note 2)	560,527	—	—
Futures contracts	140,847	906,766	242,257
Foreign currency transactions	(14)	—	—

Net realized gain	152,739,278	416,385,696	398,422,285

Net change in unrealized appreciation/depreciation on:
Investments	418,105,636	832,503,376	322,228,264
Futures contracts	166,122	467,414	107,564

Net change in unrealized appreciation/depreciation	418,271,758	832,970,790	322,335,828

Net realized and unrealized gain	571,011,036	1,249,356,486	720,758,113

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$673,318,789	$1,399,995,431	$770,585,674

[a]	Net of foreign withholding tax of $37,454, $99,457 and $58,919, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

iShares Russell Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$132,632,451
Interest — affiliated (Note 2)	316
Securities lending income — affiliated — net (Note 2)	2,493,909

Total investment income	135,126,676

EXPENSES
Investment advisory fees (Note 2)	16,591,134

Total expenses	16,591,134

Net investment income	118,535,542

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,280,336)
In-kind redemptions — unaffiliated	566,504,810
Futures contracts	501,231

Net realized gain	553,725,705

Net change in unrealized appreciation/depreciation on:
Investments	41,554,062
Futures contracts	320,134

Net change in unrealized appreciation/depreciation	41,874,196

Net realized and unrealized gain	595,599,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$714,135,443

[a]	Net of foreign withholding tax of $47,911.

See notes to financial statements.

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core U.S. Growth ETF		iShares Core U.S. Value ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,677,889	$6,049,265	$16,534,628	$10,882,442
Net realized gain	82,078,570	52,386,643	27,543,184	43,841,937
Net change in unrealized appreciation/depreciation	(13,168,254)	31,254,430	14,699,354	44,027,072

Net increase in net assets resulting from operations	76,588,205	89,690,338	58,777,166	98,751,451

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,739,899)	(6,107,775)	(16,514,716)	(10,964,231)

Total distributions to shareholders	(7,739,899)	(6,107,775)	(16,514,716)	(10,964,231)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	231,558,463	122,773,795	326,782,759	238,953,239
Cost of shares redeemed	(185,067,646)	(122,269,563)	(66,972,724)	(143,214,403)

Net increase in net assets from capital share transactions	46,490,817	504,232	259,810,035	95,738,836

INCREASE IN NET ASSETS	115,339,123	84,086,795	302,072,485	183,526,056

NET ASSETS
Beginning of year	472,623,898	388,537,103	587,712,287	404,186,231

End of year	$587,963,021	$472,623,898	$889,784,772	$587,712,287

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$3,475	$(4,701)	$1,321,980	$(27,462)

SHARES ISSUED AND REDEEMED
Shares sold	3,000,000	1,750,000	2,450,000	2,050,000
Shares redeemed	(2,400,000)	(1,750,000)	(500,000)	(1,200,000)

Net increase in shares outstanding	600,000	—	1,950,000	850,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Micro-Cap ETF		iShares Russell 3000 ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,811,831	$7,975,842	$102,307,753	$85,472,294
Net realized gain	93,336,367	63,294,975	152,739,278	63,493,412
Net change in unrealized appreciation/depreciation	(75,117,344)	141,768,254	418,271,758	813,181,646

Net increase in net assets resulting from operations	29,030,854	213,039,071	673,318,789	962,147,352

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,654,267)	(9,233,200)	(103,166,754)	(86,079,710)

Total distributions to shareholders	(11,654,267)	(9,233,200)	(103,166,754)	(86,079,710)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	191,879,791	417,667,632	610,192,044	829,119,012
Cost of shares redeemed	(324,948,686)	(110,923,170)	(341,110,948)	(283,053,093)

Net increase (decrease) in net assets from capital share transactions	(133,068,895)	306,744,462	269,081,096	546,065,919

INCREASE (DECREASE) IN NET ASSETS	(115,692,308)	510,550,333	839,233,131	1,422,133,561

NET ASSETS
Beginning of year	1,050,830,352	540,280,019	5,561,693,187	4,139,559,626

End of year	$935,138,044	$1,050,830,352	$6,400,926,318	$5,561,693,187

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(8,131)	$(18,100)	$3,425,387	$(184,876)

SHARES ISSUED AND REDEEMED
Shares sold	2,600,000	6,000,000	5,000,000	8,000,000
Shares redeemed	(4,400,000)	(1,600,000)	(2,850,000)	(2,800,000)

Net increase (decrease) in shares outstanding	(1,800,000)	4,400,000	2,150,000	5,200,000

See notes to financial statements.

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$150,638,945	$122,514,158	$49,827,561	$37,083,739
Net realized gain	416,385,696	147,840,714	398,422,285	253,939,739
Net change in unrealized appreciation/depreciation	832,970,790	1,514,490,696	322,335,828	605,467,468

Net increase in net assets resulting from operations	1,399,995,431	1,784,845,568	770,585,674	896,490,946

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(164,085,154)	(128,401,009)	(56,066,623)	(41,015,336)

Total distributions to shareholders	(164,085,154)	(128,401,009)	(56,066,623)	(41,015,336)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,123,881,500	1,233,214,349	1,389,242,674	834,003,747
Cost of shares redeemed	(644,233,906)	(277,127,844)	(523,726,298)	(419,605,154)

Net increase in net assets from capital share transactions	1,479,647,594	956,086,505	865,516,376	414,398,593

INCREASE IN NET ASSETS	2,715,557,871	2,612,531,064	1,580,035,427	1,269,874,203

NET ASSETS
Beginning of year	9,909,643,999	7,297,112,935	4,862,272,063	3,592,397,860

End of year	$12,625,201,870	$9,909,643,999	$6,442,307,490	$4,862,272,063

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$290,887	$(503,098)	$286,844	$(52,413)

SHARES ISSUED AND REDEEMED
Shares sold	12,900,000	8,800,000	15,000,000	10,650,000
Shares redeemed	(4,000,000)	(2,050,000)	(5,900,000)	(5,400,000)

Net increase in shares outstanding	8,900,000	6,750,000	9,100,000	5,250,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap Value ETF
	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$118,535,542	$99,339,280
Net realized gain	553,725,705	394,239,390
Net change in unrealized appreciation/depreciation	41,874,196	569,640,060

Net increase in net assets resulting from operations	714,135,443	1,063,218,730

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(127,721,603)	(101,880,931)

Total distributions to shareholders	(127,721,603)	(101,880,931)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,519,800,840	852,427,191
Cost of shares redeemed	(1,547,249,083)	(776,731,125)

Net increase in net assets from capital share transactions	972,551,757	75,696,066

INCREASE IN NET ASSETS	1,558,965,597	1,037,033,865

NET ASSETS
Beginning of year	5,722,939,642	4,685,905,777

End of year	$7,281,905,239	$5,722,939,642

Distributions in excess of net investment income included in net assets at end of year	$(42,651)	$(607,578)

SHARES ISSUED AND REDEEMED
Shares sold	35,000,000	14,050,000
Shares redeemed	(21,450,000)	(12,800,000)

Net increase in shares outstanding	13,550,000	1,250,000

See notes to financial statements.

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Growth ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$71.07	$58.43	$53.89	$49.68	$42.31

Income from investment operations:
Net investment income[a]	1.10	0.89	0.88	0.62	0.55
Net realized and unrealized gain[b]	9.98	12.62	4.54	4.22	7.39

Total from investment operations	11.08	13.51	5.42	4.84	7.94

Less distributions from:
Net investment income	(1.05)	(0.87)	(0.88)	(0.63)	(0.57)
Return of capital	—	—	—	—	(0.00)[c]

Total distributions	(1.05)	(0.87)	(0.88)	(0.63)	(0.57)

Net asset value, end of year	$81.10	$71.07	$58.43	$53.89	$49.68

Total return	15.67%	23.24%	10.19%	9.90%	18.97%

Ratios/Supplemental data:
Net assets, end of year (000s)	$587,963	$472,624	$388,537	$344,866	$360,153
Ratio of expenses to average net assets	0.12%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.44%	1.36%	1.63%	1.28%	1.27%
Portfolio turnover rate[d]	13%	15%	18%	20%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Value ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$126.39	$106.36	$91.88	$90.33	$80.04

Income from investment operations:
Net investment income[a]	2.91	2.44	2.24	1.90	1.67
Net realized and unrealized gain[b]	8.21	20.07	14.41	1.58	10.37

Total from investment operations	11.12	22.51	16.65	3.48	12.04

Less distributions from:
Net investment income	(2.69)	(2.48)	(2.17)	(1.93)	(1.75)

Total distributions	(2.69)	(2.48)	(2.17)	(1.93)	(1.75)

Net asset value, end of year	$134.82	$126.39	$106.36	$91.88	$90.33

Total return	8.83%	21.34%	18.43%	4.06%	15.36%

Ratios/Supplemental data:
Net assets, end of year (000s)	$889,785	$587,712	$404,186	$307,797	$343,259
Ratio of expenses to average net assets	0.11%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.20%	2.10%	2.37%	2.23%	2.06%
Portfolio turnover rate[c]	13%	13%	16%	21%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$77.27	$58.73	$51.35	$53.25	$43.02

Income from investment operations:
Net investment income[a]	0.88	0.71	0.81	0.56	0.34
Net realized and unrealized gain (loss)[b]	2.05	18.62	7.58	(1.84)	10.30

Total from investment operations	2.93	19.33	8.39	(1.28)	10.64

Less distributions from:
Net investment income	(0.95)	(0.79)	(1.01)	(0.62)	(0.41)

Total distributions	(0.95)	(0.79)	(1.01)	(0.62)	(0.41)

Net asset value, end of year	$79.25	$77.27	$58.73	$51.35	$53.25

Total return	3.87%	33.03%	16.60%	(2.28)%	24.90%

Ratios/Supplemental data:
Net assets, end of year (000s)	$935,138	$1,050,830	$540,280	$485,293	$564,483
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.19%	1.03%	1.57%	1.17%	0.76%
Portfolio turnover rate[c]	26%	26%	29%	31%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$112.36	$93.44	$83.37	$79.35	$68.90

Income from investment operations:
Net investment income[a]	2.06	1.83	1.74	1.38	1.21
Net realized and unrealized gain[b]	11.56	18.91	10.06	4.02	10.48

Total from investment operations	13.62	20.74	11.80	5.40	11.69

Less distributions from:
Net investment income	(2.05)	(1.82)	(1.73)	(1.38)	(1.24)

Total distributions	(2.05)	(1.82)	(1.73)	(1.38)	(1.24)

Net asset value, end of year	$123.93	$112.36	$93.44	$83.37	$79.35

Total return	12.18%	22.35%	14.37%	7.00%	17.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,400,926	$5,561,693	$4,139,560	$3,439,131	$3,455,606
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.74%	1.77%	2.06%	1.82%	1.73%
Portfolio turnover rate[c]	5%	5%	5%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$154.72	$127.35	$110.75	$109.00	$89.36

Income from investment operations:
Net investment income[a]	2.26	2.02	1.98	1.52	1.49
Net realized and unrealized gain[b]	18.52	27.44	16.71	1.79	19.74

Total from investment operations	20.78	29.46	18.69	3.31	21.23

Less distributions from:
Net investment income	(2.43)	(2.09)	(2.09)	(1.56)	(1.59)

Total distributions	(2.43)	(2.09)	(2.09)	(1.56)	(1.59)

Net asset value, end of year	$173.07	$154.72	$127.35	$110.75	$109.00

Total return	13.51%	23.28%	17.14%	3.18%	24.08%

Ratios/Supplemental data:
Net assets, end of year (000s)	$12,625,202	$9,909,644	$7,297,113	$6,783,639	$6,501,924
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.39%	1.43%	1.77%	1.48%	1.59%
Portfolio turnover rate[c]	10%	10%	13%	13%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$85.83	$69.89	$62.91	$60.91	$48.68

Income from investment operations:
Net investment income[a]	0.86	0.69	0.79	0.50	0.46
Net realized and unrealized gain[b]	12.23	16.00	7.03	2.03	12.27

Total from investment operations	13.09	16.69	7.82	2.53	12.73

Less distributions from:
Net investment income	(0.94)	(0.75)	(0.84)	(0.53)	(0.50)

Total distributions	(0.94)	(0.75)	(0.84)	(0.53)	(0.50)

Net asset value, end of year	$97.98	$85.83	$69.89	$62.91	$60.91

Total return	15.33%	23.96%	12.58%	4.23%	26.33%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,442,307	$4,862,272	$3,592,398	$3,431,981	$3,441,160
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.95%	0.88%	1.26%	0.85%	0.89%
Portfolio turnover rate[c]	20%	23%	25%	29%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$68.74	$57.15	$48.14	$48.14	$40.35

Income from investment operations:
Net investment income[a]	1.28	1.18	1.07	0.89	0.89
Net realized and unrealized gain[b]	6.57	11.62	8.99	0.04	7.83

Total from investment operations	7.85	12.80	10.06	0.93	8.72

Less distributions from:
Net investment income	(1.36)	(1.21)	(1.05)	(0.93)	(0.93)

Total distributions	(1.36)	(1.21)	(1.05)	(0.93)	(0.93)

Net asset value, end of year	$75.23	$68.74	$57.15	$48.14	$48.14

Total return	11.48%	22.61%	21.24%	2.11%	21.99%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,281,905	$5,722,940	$4,685,906	$3,222,765	$3,569,558
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.77%	1.91%	2.16%	1.97%	2.12%
Portfolio turnover rate[c]	22%	23%	23%	27%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core U.S. Growth[a]	Diversified
Core U.S. Value[b]	Diversified
Micro-Cap	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

[a]	Formerly the iShares Russell 3000 Growth ETF.
[b]	Formerly the iShares Russell 3000 Value ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total
Core U.S. Growth
Assets:
Common Stocks	$587,140,557	$4,548		$—	$587,145,105
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	23,687,709	—		—	23,687,709
Futures Contracts[b]	12,524	—		—	12,524

	$610,840,790	$4,548		$—	$610,845,338

Core U.S. Value
Assets:
Common Stocks	$887,692,762	$6,229		$11	$887,699,002
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	16,497,407	—		—	16,497,407
Futures Contracts[b]	23,657	—		—	23,657

	$904,213,826	$6,229		$11	$904,220,066

Micro-Cap
Assets:
Common Stocks	$933,090,567	$400,012		$445	$933,491,024
Money Market Funds	191,622,329	—		—	191,622,329
Futures Contracts[b]	31,206	—		—	31,206

	$1,124,744,102	$400,012		$445	$1,125,144,559

Russell 3000
Assets:
Common Stocks	$6,387,556,356	$54,466		$57	$6,387,610,879
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	244,633,417	—		—	244,633,417
Futures Contracts[b]	166,122	—		—	166,122

	$6,632,355,895	$54,466		$57	$6,632,410,418

Russell Mid-Cap
Assets:
Common Stocks	$12,597,715,005	$—		$—	$12,597,715,005
Money Market Funds	780,169,076	—		—	780,169,076
Futures Contracts[b]	467,414	—		—	467,414

	$13,378,351,495	$—		$—	$13,378,351,495

68	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Russell Mid-Cap Growth
Assets:
Common Stocks	$6,437,562,745	$—	$—	$6,437,562,745
Money Market Funds	476,096,348	—	—	476,096,348
Futures Contracts[b]	107,564	—	—	107,564

	$6,913,766,657	$—	$—	$6,913,766,657

Russell Mid-Cap Value
Assets:
Common Stocks	$7,259,758,381	$—	$—	$7,259,758,381
Money Market Funds	310,506,870	—	—	310,506,870
Futures Contracts[b]	320,134	—	—	320,134

	$7,570,585,385	$—	$—	$7,570,585,385

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of March 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

70	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of March 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core U.S. Growth	$22,458,270	$22,458,270	$—
Core U.S. Value	15,373,184	15,373,184	—
Micro-Cap	181,218,937	181,218,937	—
Russell 3000	230,352,282	230,352,282	—
Russell Mid-Cap	746,305,489	746,305,489	—
Russell Mid-Cap Growth	457,269,839	457,269,839	—
Russell Mid-Cap Value	294,450,663	294,450,663	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Effective June 12, 2014, for its investment advisory services to each of the iShares Core U.S. Growth and iShares Core U.S. Value ETFs, BFA is entitled to an annual investment advisory fee of 0.09% based on the average daily net assets of each Fund. Prior to June 12, 2014, for its investment advisory services to each Fund, BFA was entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Micro-Cap	0.60%
Russell 3000	0.20

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 70% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

72	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core U.S. Growth	$98,398
Core U.S. Value	69,447
Micro-Cap	2,152,557
Russell 3000	871,992
Russell Mid-Cap	2,265,004
Russell Mid-Cap Growth	1,239,549
Russell Mid-Cap Value	1,132,119

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Core U.S. Growth
BlackRock Inc.	2,049	1,196	(835)	2,410	$881,674	$17,636	$133,999

Core U.S. Value
BlackRock Inc.	4,799	2,497	(971)	6,325	$2,313,938	$44,288	$81,781
BlackRock Kelso Capital Corp.	4,030	129	(4,159)	—	—	873	(3,611)
PennyMac Financial Services Inc. Class A	726	—	—	726	12,320	—	—
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	56,823	6,406	—
PNC Financial Services Group Inc. (The)	29,997	17,024	(4,155)	42,866	3,996,826	69,432	61,829

					$6,379,907	$120,999	$139,999

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell 3000
BlackRock Inc.	34,725	4,209	(3,444)	35,490	$12,983,662	$273,621	$328,511
BlackRock Kelso Capital Corp.	17,802	72	(17,874)	—	—	3,701	(22,570)
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	53,489	—	—
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	311,835	35,153	—
PNC Financial Services Group Inc. (The)	139,901	18,509	(9,960)	148,450	13,841,478	272,141	229,961

					$27,190,464	$584,616	$535,902

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Core U.S. Growth	$71,034,493	$70,888,390
Core U.S. Value	100,618,753	97,708,733
Micro-Cap	235,637,354	236,679,760
Russell 3000	322,851,273	318,328,969
Russell Mid-Cap	1,111,315,845	1,101,727,221
Russell Mid-Cap Growth	1,086,844,576	1,078,605,210
Russell Mid-Cap Value	1,453,330,027	1,442,562,884

In-kind transactions (see Note 4) for the year ended March 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Growth	$230,557,103	$184,085,056
Core U.S. Value	324,535,748	66,502,430
Micro-Cap	188,379,701	319,780,443
Russell 3000	607,062,215	338,932,660
Russell Mid-Cap	2,105,902,816	634,165,101
Russell Mid-Cap Growth	1,380,659,983	520,731,084
Russell Mid-Cap Value	2,493,399,407	1,528,897,228

74	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of March 31, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$12,524	$23,657	$31,206	$166,122

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

Assets
	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$467,414	$107,564	$320,134

[a]

Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the year ended March 31, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Futures contracts	$44,645	$28,515	$185,260	$140,847

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Futures contracts	$12,524	$23,657	$31,206	$166,122

	Net Realized Gain (Loss)
	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Futures contracts	$906,766	$242,257	$501,231

76	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Futures contracts	$467,414	$107,564	$320,134

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2015:

	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Average value of contracts purchased	$316,308	$735,632	$440,928	$4,631,540

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Average value of contracts purchased	$8,901,780	$2,211,196	$7,501,064

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2015, attributable to passive foreign investment companies, distributions paid in excess of taxable income, foreign currency transactions, the characterization of corporate actions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Core U.S. Growth	$72,808,154	$70,186	$(72,878,340)
Core U.S. Value	18,711,392	1,329,530	(20,040,922)
Micro-Cap	104,699,140	852,405	(105,551,545)
Russell 3000	136,546,667	4,469,264	(141,015,931)
Russell Mid-Cap	300,809,071	14,240,194	(315,049,265)
Russell Mid-Cap Growth	212,964,320	6,578,319	(219,542,639)
Russell Mid-Cap Value	536,523,114	9,750,988	(546,274,102)

78	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2015 and March 31, 2014 was as follows:

iShares ETF	2015	2014
Core U.S. Growth
Ordinary income	$7,739,899	$6,107,775

Core U.S. Value
Ordinary income	$16,514,716	$10,964,231

Micro-Cap
Ordinary income	$11,654,267	$9,233,200

Russell 3000
Ordinary income	$103,166,754	$86,079,710

Russell Mid-Cap
Ordinary income	$164,085,154	$128,401,009

Russell Mid-Cap Growth
Ordinary income	$56,066,623	$41,015,336

Russell Mid-Cap Value
Ordinary income	$127,721,603	$101,880,931

As of March 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Core U.S. Growth	$—	$(94,312,352)	$90,612,280	$—	$(3,700,072)
Core U.S. Value	1,345,017	(47,731,606)	41,499,332	(12,523)	(4,899,780)
Micro-Cap	—	(68,276,311)	45,222,849	(8,131)	(23,061,593)
Russell 3000	3,498,082	(195,056,582)	1,412,581,152	—	1,221,022,652
Russell Mid-Cap	—	(121,123,908)	3,431,353,977	—	3,310,230,069
Russell Mid-Cap Growth	—	(500,886,466)	1,598,857,111	—	1,097,970,645
Russell Mid-Cap Value	—	(289,601,341)	1,088,268,299	(42,651)	798,624,307

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2015, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core U.S. Growth	$8,351,736	$14,427,568	$55,612,220	$15,920,828	$94,312,352
Core U.S. Value	—	—	34,902,303	12,829,303	47,731,606
Micro-Cap	7,141,113	—	44,118,736	17,016,462	68,276,311
Russell 3000	243,217	36,634,037	126,187,428	31,991,900	195,056,582
Russell Mid-Cap	—	—	93,391,853	27,732,055	121,123,908
Russell Mid-Cap Growth	—	—	363,363,957	137,522,509	500,886,466
Russell Mid-Cap Value	—	—	285,569,155	4,032,186	289,601,341

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2015, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Core U.S. Growth	$8,069,966
Core U.S. Value	16,052,371
Russell 3000	19,978,469
Russell Mid-Cap	114,029,802
Russell Mid-Cap Growth	181,851,735
Russell Mid-Cap Value	42,942,543

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Growth	$520,220,534	$102,644,037	$(12,031,757)	$90,612,280
Core U.S. Value	862,697,077	108,983,302	(67,483,970)	41,499,332
Micro-Cap	1,079,890,504	188,916,502	(143,693,653)	45,222,849
Russell 3000	5,219,663,145	1,786,901,205	(374,320,054)	1,412,581,151
Russell Mid-Cap	9,946,530,104	3,993,517,631	(562,163,654)	3,431,353,977
Russell Mid-Cap Growth	5,314,801,982	1,770,279,877	(171,422,766)	1,598,857,111
Russell Mid-Cap Value	6,481,996,952	1,439,563,156	(351,294,857)	1,088,268,299

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

80	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

8.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. The Plaintiffs sought injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. The Defendants believe that the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit (the “Sixth Circuit”). Oral argument of the Plaintiffs’ appeal was heard by the Sixth Circuit on July 30, 2014. On September 30, 2014, the Sixth Circuit affirmed the dismissal of the lawsuit. On December 29, 2014, the Plaintiffs filed a petition for a writ of certiorari asking the U.S. Supreme Court to hear their appeal of the Sixth Circuit’s ruling. On March 2, 2015, the U.S. Supreme Court denied the Plaintiffs’ petition, which concluded the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Core U.S. Growth ETF, iShares Core U.S. Value ETF, iShares Micro-Cap ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF (the “Funds”) at March 31, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2015

82	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2015 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Core U.S. Growth	98.05%
Core U.S. Value	85.86
Micro-Cap	75.30
Russell 3000	95.10
Russell Mid-Cap	81.50
Russell Mid-Cap Growth	99.48
Russell Mid-Cap Value	74.69

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2015:

iShares ETF	Qualified Dividend Income
Core U.S. Growth	$7,951,527
Core U.S. Value	18,431,910
Micro-Cap	10,086,422
Russell 3000	113,746,805
Russell Mid-Cap	141,925,128
Russell Mid-Cap Growth	56,065,806
Russell Mid-Cap Value	103,574,664

In February 2016, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2015. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	83

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Growth	$1.046536	$—	$0.007233	$1.053769	99%	—%	1%	100%
Core U.S. Value	2.638807	—	0.053676	2.692483	98	—	2	100
Micro-Cap	0.907925	—	0.045927	0.953852	95	—	5	100
Russell 3000	2.020320	—	0.030361	2.050681	99	—	1	100
Russell Mid-Cap	2.330071	—	0.097659	2.427730	96	—	4	100
Russell Mid-Cap Growth	0.930606	—	0.013896	0.944502	99	—	1	100
Russell Mid-Cap Value	1.282374	—	0.072803	1.355177	95	—	5	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

84	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core U.S. Growth ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,317	99.85

	1,319	100.00%

iShares Core U.S. Value ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares Micro-Cap ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	2	0.15
Between 0.5% and –0.5%	1,315	99.69
Less than –0.5%	1	0.08

	1,319	100.00%

iShares Russell 3000 ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,317	99.85%
Less than –0.5%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	85

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Mid-Cap ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,318	99.92%
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares Russell Mid-Cap Growth ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares Russell Mid-Cap Value ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,317	99.85

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive (“AIFMD” or, the “Directive”)

The Directive imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares Russell 3000 ETF (the “Fund”) for marketing to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative

86	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Russell 3000 ETF in respect of BFA’s financial year ending December 31, 2014 was USD 1.08 million. This figure is comprised of fixed remuneration of USD 0.44 million and variable remuneration of USD 0.64 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Russell 3000 ETF in respect of BFA’s financial year ending December 31, 2014, to its senior management was USD 0.15 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.03 million.

SUPPLEMENTAL INFORMATION	87

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 311 funds (as of March 31, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

88	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., and iShares U.S. ETF Trust (since 2012).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Cecilia H. Herbert (66)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

TRUSTEE AND OFFICER INFORMATION	89

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

90	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	91

Notes:

92	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-36-0315

MARCH 31, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares India 50 ETF | INDY | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL MARKET OVERVIEW

Global stocks achieved modest gains for the 12-month period ended March 31, 2015 (the “reporting period”). The MSCI ACWI, a broad market index covering developed and emerging markets, produced an annual total return of approximately 5.4% for the reporting period. Global stock market performance was punctuated by alternating periods of volatility, with sell-offs spurred by geopolitical, monetary policy, and commodity price concerns, followed by buying on signs of optimism for improving economic growth in certain regions of the world.

Ongoing growth in the U.S. economy, coupled with a strong U.S. dollar and lower energy prices, helped support strong equity market performance in the United States, where the broader stock market, as measured by the S&P 500®, advanced nearly 13% during the reporting period. Yet even as major U.S. stock indices reached record highs during the reporting period, investors were also prone to bouts of worry. Concerns about the end of quantitative easing by the U.S. Federal Reserve Bank (the “Fed”) and investors’ anticipation of higher short-term interest rates weighed on U.S. equities during the early fall of 2014. However, relatively solid economic growth reignited investor enthusiasm for U.S. stocks, only to see the market sputter again on worries about the pace of future interest rate hikes by the Fed. Despite this volatility in the domestic market, U.S. stocks outperformed those of all other major regions of the world during the reporting period, fueling the MSCI ACWI’s modest return.

European stocks lost ground during the reporting period, with their single-digit losses reflecting investors’ concerns about the prospects for economic growth across the region. Among the worst performers were equities in Southern Europe, including Portugal, Italy, and Spain. As in the U.S. equity market, geopolitics also contributed to an unsettling environment for European markets, with military crises in Ukraine and the Middle East, along with worries about the spread of the Ebola virus, putting downward pressure on European equity markets. During the first calendar quarter of 2015, the European Central Bank announced that it would begin a quantitative easing program to counter the threat of a deflationary spiral within the troubled eurozone. While this announcement lit a short-lived spark in the European equity markets, stocks in Europe could not manage to maintain a positive return for the full 12 months.

Meanwhile, in the Asia/Pacific region, stocks returned approximately 6% for the reporting period. Solid equity performance in Japan and Hong Kong was offset by lagging results in the commodities-laden markets of Australia and New Zealand. In Japan, stocks seemed to benefit from investor optimism that the economic reforms instituted under Prime Minister Shinzo Abe may slowly be taking effect and helping to turn around that country’s decades-long deflationary environment.

Emerging market stocks ended the reporting period in modestly negative territory, returning approximately -2%. Strong absolute returns in China, the Philippines and India were more than offset by sharply negative results from equity markets in Greece, Russia, and Brazil, among others. The large dip in oil prices during the reporting period, which signaled a significant global imbalance of supply and demand, was particularly painful for Russian and Brazilian stocks.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INDIA 50 ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.46%	22.28%	23.00%	21.46%	22.28%	23.00%
5 Years	3.74%	3.75%	4.28%	20.18%	20.23%	23.28%
Since Inception	4.69%	4.85%	5.29%	27.88%	28.95%	31.85%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.20	$4.70	$1,000.00	$1,020.30	$4.63	0.92%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INDIA 50 ETF

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the CNX Nifty IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 21.46%, net of fees, while the total return for the Index was 23.00%.

As represented by the Index, large capitalization Indian stocks staged a strong and volatile rally during the reporting period. Indian stocks started the reporting period at an all-time high, and continued to set new highs throughout the reporting period. A series of positive political and economic developments drove stocks higher, including the election of Prime Minister Narendra Modi, increasing foreign investment and declining inflation.

In May 2014, Narendra Modi was elected prime minister on promises of pro-business reforms, large-scale infrastructure projects, increasing foreign investment and job creation for a growing middle class. Modi began courting foreign investors with a “Make in India” campaign, and foreign investors followed suit with increasing capital flows. Modi’s rapid reform plan, India’s relatively young and growing population and stocks with relatively attractive valuations helped compound investors’ optimism during the reporting period. The Index experienced brief periods of sharp volatility during the reporting period, reflecting the risk of rapid capital flows into a market with high expectations for reform.

Inflation, which has been a heavy weight on economic growth in India, declined steadily during the reporting period to a low of approximately 5%. The sharp drop in oil prices was particularly beneficial to India, as the country imports approximately 80% of its oil. The declining inflation rate and narrowing federal budget deficits paved the way for interest rate cuts by the Reserve Bank of India. Late in the reporting period, the Reserve Bank of India cut interest rates twice, lifting sentiment in the stock and bond markets.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	30.93%
Information Technology	16.89
Consumer Discretionary	9.47
Energy	9.37
Consumer Staples	8.47
Health Care	6.75
Materials	6.31
Industrials	5.66
Utilities	3.53
Telecommunication Services	2.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Infosys Ltd.	7.61%
Housing Development Finance Corp. Ltd.	7.14
ICICI Bank Ltd.	6.33
ITC Ltd.	6.27
Larsen & Toubro Ltd.	4.90
Reliance Industries Ltd.	4.72
Tata Consultancy Services Ltd.	4.52
HDFC Bank Ltd.	4.22
Tata Motors Ltd.	3.47
State Bank of India	2.95

TOTAL	52.13%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® INDIA 50 ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.87%

AUTOMOBILES — 8.75%
Bajaj Auto Ltd.	312,755	$10,078,931
Hero MotoCorp. Ltd.	271,330	11,446,147
Mahindra & Mahindra Ltd.	1,003,290	19,044,092
Maruti Suzuki India Ltd.	188,812	11,156,054
Tata Motors Ltd.	3,862,982	33,965,166

		85,690,390
BANKS — 23.25%
Axis Bank Ltd.	2,307,771	20,659,808
Axis Bank Ltd. GDR[a]	240,534	10,763,896
Bank of Baroda	1,498,280	3,914,724
HDFC Bank Ltd.	2,530,173	41,351,278
HDFC Bank Ltd. ADR	382,941	22,551,395
ICICI Bank Ltd.	12,298,821	62,008,798
IndusInd Bank Ltd.	618,068	8,751,056
Kotak Mahindra Bank Ltd.	959,120	20,128,473
Punjab National Bank	1,000	2,308
State Bank of India	6,771,261	28,896,990
Yes Bank Ltd.	677,063	8,826,258

		227,854,984
CHEMICALS — 1.34%
Asian Paints Ltd.	1,015,353	13,164,034

		13,164,034
CONSTRUCTION & ENGINEERING — 4.89%
Larsen & Toubro Ltd.	1,745,346	47,963,632

		47,963,632
CONSTRUCTION MATERIALS — 2.52%
ACC Ltd.	250,760	6,262,363
Ambuja Cements Ltd.	1,864,154	7,605,418
Grasim Industries Ltd.	200	11,577
Ultratech Cement Ltd.	234,413	10,780,722

		24,660,080
DIVERSIFIED FINANCIAL SERVICES — 0.52%
IDFC Ltd.	1,905,971	5,085,026

		5,085,026
ELECTRIC UTILITIES — 1.67%
Power Grid Corp. of India Ltd.	4,837,490	11,228,628
Tata Power Co. Ltd.	4,161,001	5,126,756

		16,355,384
ELECTRICAL EQUIPMENT — 0.77%
Bharat Heavy Electricals Ltd.	2,002,794	7,532,531

		7,532,531

Security	Shares	Value
GAS UTILITIES — 0.67%
GAIL India Ltd.	1,052,622	$6,523,351

		6,523,351
HOUSEHOLD PRODUCTS — 2.20%
Hindustan Unilever Ltd.	1,545,950	21,581,105

		21,581,105
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.10%
NTPC Ltd.	4,589,263	10,769,793

		10,769,793
IT SERVICES — 16.89%
HCL Technologies Ltd.	1,169,243	18,318,864
Infosys Ltd.	2,102,492	74,534,079
Tata Consultancy Services Ltd.	1,085,951	44,321,361
Tech Mahindra Ltd.	1,363,591	13,721,712
Wipro Ltd.	1,448,145	14,552,901

		165,448,917
MEDIA — 0.72%
Zee Entertainment Enterprises Ltd.	1,296,366	7,079,892

		7,079,892
METALS & MINING — 2.45%
Hindalco Industries Ltd.	2,786,515	5,744,359
NMDC Ltd.	1,848,930	3,804,155
Sesa Sterlite Ltd.	2,325,509	7,042,351
Tata Steel Ltd.	1,458,241	7,381,360

		23,972,225
OIL, GAS & CONSUMABLE FUELS — 9.36%
Bharat Petroleum Corp. Ltd.	578,827	7,499,857
Cairn India Ltd.	1,174,426	4,013,519
Coal India Ltd.	2,721,579	15,783,321
Oil & Natural Gas Corp. Ltd.	3,731,734	18,269,179
Reliance Industries Ltd.	3,498,895	46,185,051

		91,750,927
PHARMACEUTICALS — 6.75%
Cipla Ltd./India	1,155,992	13,161,327
Dr. Reddy’s Laboratories Ltd.	279,533	15,584,519
Lupin Ltd.	335,242	10,759,674
Sun Pharmaceutical Industries Ltd.	1,625,456	26,596,423

		66,101,943
THRIFTS & MORTGAGE FINANCE — 7.14%
Housing Development Finance Corp. Ltd.	3,327,894	69,970,798

		69,970,798

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Continued)

iSHARES® INDIA 50 ETF

March 31, 2015

Security	Principal or Shares	Value
TOBACCO — 6.26%
ITC Ltd.	11,787,080	$61,378,239

		61,378,239
WIRELESS TELECOMMUNICATION SERVICES — 2.62%
Bharti Airtel Ltd.	2,993,464	18,814,317
Idea Cellular Ltd.	2,330,283	6,851,994

		25,666,311

TOTAL COMMON STOCKS
(Cost: $804,223,099)		978,549,562

CORPORATE BONDS & NOTES — 0.09%

ELECTRIC — 0.09%
NTPC Ltd. 8.49%, 03/25/25 INR	56,732,962	920,837

		920,837

TOTAL CORPORATE BONDS & NOTES
(Cost: $904,153)		920,837

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	615,997	615,997

		615,997

TOTAL SHORT-TERM INVESTMENTS
(Cost: $615,997)		615,997

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $805,743,249)		980,086,396
Other Assets, Less Liabilities — (0.02)%		(242,842)

NET ASSETS — 100.00%		$979,843,554

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

INR  —  Indian Rupee

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities

iSHARES® INDIA 50 ETF

March 31, 2015

ASSETS
Investments, at cost:
Unaffiliated	$805,127,252
Affiliated (Note 2)	615,997

Total cost of investments	$805,743,249

Investments in securities, at fair value (Note 1):
Unaffiliated	$979,470,399
Affiliated (Note 2)	615,997

Total fair value of investments	980,086,396
Foreign currency, at value[a]	391,993
Receivables:
Dividends and interest	89,561

Total Assets	980,567,950

LIABILITIES
Payables:
Investment advisory fees (Note 2)	724,396

Total Liabilities	724,396

NET ASSETS	$979,843,554

Net assets consist of:
Paid-in capital	$887,750,285
Distributions in excess of net investment income	(150,197)
Accumulated net realized loss	(82,098,655)
Net unrealized appreciation	174,342,121

NET ASSETS	$979,843,554

Shares outstanding[b]	31,550,000

Net asset value per share	$31.06

[a]	Cost of foreign currency: $391,993.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

FINANCIAL STATEMENTS	11

Consolidated Statement of Operations

iSHARES® INDIA 50 ETF

Year ended March 31, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$10,625,273
Interest — unaffiliated[a]	1,396
Interest — affiliated (Note 2)	49

Total investment income	10,626,718

EXPENSES
Investment advisory fees (Note 2)	6,258,611
Mauritius income taxes (Note 1)	262,596

Total expenses	6,521,207

Net investment income	4,105,511

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,068,096)
Foreign currency transactions	(497,173)

Net realized loss	(7,565,269)

Net change in unrealized appreciation/depreciation on:
Investments	109,218,106
Translation of assets and liabilities in foreign currencies	63,010

Net change in unrealized appreciation/depreciation	109,281,116

Net realized and unrealized gain	101,715,847

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,821,358

[a]	Net of foreign withholding tax of $74.

See notes to consolidated financial statements.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® INDIA 50 ETF

	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,105,511	$3,392,561
Net realized loss	(7,565,269)	(15,349,300)
Net change in unrealized appreciation/depreciation	109,281,116	48,700,356

Net increase in net assets resulting from operations	105,821,358	36,743,617

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,309,822)	(3,465,913)

Total distributions to shareholders	(3,309,822)	(3,465,913)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	381,614,627	76,974,428
Cost of shares redeemed	(4,375,022)	(50,446,439)

Net increase in net assets from capital share transactions	377,239,605	26,527,989

INCREASE IN NET ASSETS	479,751,141	59,805,693

NET ASSETS
Beginning of year	500,092,413	440,286,720

End of year	$979,843,554	$500,092,413

Distributions in excess of net investment income included in net assets at end of year	$(150,197)	$(448,713)

SHARES ISSUED AND REDEEMED
Shares sold	12,250,000	3,300,000
Shares redeemed	(150,000)	(2,250,000)

Net increase in shares outstanding	12,100,000	1,050,000

See notes to consolidated financial statements.

FINANCIAL STATEMENTS	13

Consolidated Financial Highlights

iSHARES® INDIA 50 ETF

(For a share outstanding throughout each period)

	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$25.71	$23.93	$23.65	$29.77	$26.57

Income from investment operations:
Net investment income[a]	0.18	0.18	0.12	0.12	0.04
Net realized and unrealized gain (loss)[b]	5.33	1.78	0.26	(6.11)	3.28

Total from investment operations	5.51	1.96	0.38	(5.99)	3.32

Less distributions from:
Net investment income	(0.16)	(0.18)	(0.10)	(0.10)	(0.04)
Return of capital	—	—	—	(0.03)	(0.08)

Total distributions	(0.16)	(0.18)	(0.10)	(0.13)	(0.12)

Net asset value, end of year	$31.06	$25.71	$23.93	$23.65	$29.77

Total return	21.46%	8.31%	1.65%	(20.15)%	12.56%

Ratios/Supplemental data:
Net assets, end of year (000s)	$979,844	$500,092	$440,287	$349,985	$205,432
Ratio of expenses to average net assets	0.93%	0.94%	0.93%	0.92%	0.91%
Ratio of net investment income to average net assets	0.58%	0.78%	0.50%	0.47%	0.13%
Portfolio turnover rate[c]	5%	21%	35%	28%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the years ended March 31, 2015, March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011 were 4%, 9%, 7%, 6% and 7%, respectively. See Note 4.

See notes to consolidated financial statements.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements

iSHARES® INDIA 50 ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of March 31, 2015. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
India 50
Assets:
Common Stocks	$978,549,562	$—	$—	$978,549,562
Corporate Bonds & Notes	—	920,837	—	920,837
Money Market Funds	615,997	—	—	615,997

	$979,165,559	$920,837	$—	$980,086,396

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2015, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. Further, the Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Fund’s investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of the Fund, such an interpretation, amendment, or override renegotiation may cause the Fund to incur capital gains tax in India. Tax laws in India also include provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive authoritative guidance on this provision is available, the impact to the Fund, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% based on the average daily net assets of the Fund.

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2015, were $411,432,350 and $32,816,410 respectively.

In-kind purchases and sales (see Note 4) for the year ended March 31, 2015, were $55,615 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statement of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

movements. The Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

6.	INCOME TAX INFORMATION

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2015, attributable to foreign currency transactions were reclassified to the following accounts:

Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$(497,173)	$497,173

The tax character of distributions paid during the years ended March 31, 2015 and March 31, 2014 was as follows:

	2015	2014
Ordinary income	$3,309,822	$3,465,913

As of March 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
$(43,917,327)	$146,089,502	$(10,078,906)	$92,093,269

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2015, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2019	Total
$43,867,638	$49,689	$43,917,327

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2015, the cost of investments for federal income tax purposes was $833,995,935. Net unrealized appreciation was $146,090,461 of which $195,196,431 represented gross unrealized appreciation on securities and $49,105,970 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of iShares India 50 ETF and its subsidiary (collectively, the “Fund”) at March 31, 2015, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and consolidated financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23

Tax Information (Unaudited)

iSHARES® INDIA 50 ETF

For the fiscal year ended March 31, 2015, the Fund earned foreign source income of $10,625,273 and paid foreign taxes of $262,670 which it intends to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code (the “Code”).

Under section 854 (b)(2) of the Code, the Fund hereby designates the maximum amount of $10,502,157 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2015.

In February 2016, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2015. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® INDIA 50 ETF

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund included in this report. The information shown for the Fund is for each full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	3	0.23%
Greater than 3.0% and Less than 3.5%	2	0.15
Greater than 2.5% and Less than 3.0%	5	0.38
Greater than 2.0% and Less than 2.5%	25	1.90
Greater than 1.5% and Less than 2.0%	59	4.47
Greater than 1.0% and Less than 1.5%	151	11.45
Greater than 0.5% and Less than 1.0%	299	22.66
Between 0.5% and –0.5%	510	38.66
Less than –0.5% and Greater than –1.0%	132	10.01
Less than –1.0% and Greater than –1.5%	74	5.61
Less than –1.5% and Greater than –2.0%	29	2.20
Less than –2.0% and Greater than –2.5%	12	0.91
Less than –2.5% and Greater than –3.0%	8	0.61
Less than –3.0% and Greater than –3.5%	5	0.38
Less than –3.5% and Greater than –4.0%	4	0.30
Less than –4.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	25

Supplemental Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Regulation under the Alternative Investment Fund Managers Directive (“AIFMD” or, the “Directive”)

The Directive imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares India 50 ETF (the “Fund”) for marketing to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares India 50 ETF in respect of BFA’s financial year ending December 31, 2014 was USD 131.0 thousand. This figure is comprised of fixed remuneration of USD 52.9 thousand and variable remuneration of USD 78.1 thousand. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares India 50 ETF in respect of BFA’s financial year ending December 31, 2014, to its senior management was USD 18.1 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 3.4 thousand.

SUPPLEMENTAL INFORMATION	27

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 311 funds (as of March 31, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., and iShares U.S. ETF Trust (since 2012).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Cecilia H. Herbert (66)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

TRUSTEE AND OFFICER INFORMATION	29

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	31

Notes:

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-37-0315

MARCH 31, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares iBonds Sep 2015 AMT-Free Muni Bond ETF | IBMD | NYSE Arca
➢	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF | IBME | NYSE Arca
➢	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF | IBMF | NYSE Arca
➢	iShares iBonds Sep 2018 AMT-Free Muni Bond ETF | IBMG | NYSE Arca
➢	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF | IBMH | NYSE Arca
➢	iShares iBonds Sep 2020 AMT-Free Muni Bond ETF | IBMI | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MUNICIPAL BOND MARKET OVERVIEW

Municipal bonds posted solid gains during the 12 months ended March 31, 2015 (the “reporting period”), ending the reporting period as one of the best-performing U.S. fixed income asset classes. The S&P National AMT-Free Municipal Bond IndexTM, a broad measure of the domestic municipal bond market, rose 6.35% for the reporting period, outpacing the 5.72% increase of the Barclays U.S. Aggregate Bond Index, which tracks U.S. Treasuries and other U.S. investment grade bonds.

The U.S. economy experienced relatively solid economic growth and low inflation during the reporting period. The improving economy motivated the U.S. Federal Reserve Bank (the “Fed”) to scale back its economic stimulus measures during the reporting period. The Fed ended its quantitative easing program in October 2014, after two years of operation, and indicated that it may raise its short-term interest rate target sometime in 2015.

Shifting market expectations for short-term interest rates had a relatively muted effect on the short-term municipal bond market during the reporting period, as short-term yields fluctuated in a relatively narrow range. For the first half of the reporting period, yields on municipal bonds maturing within five years declined slightly. However, expectations for a rate hike by the Fed increased in the second half of the reporting period, pushing short-term municipal bond yields higher. For the entire reporting period, the yield on AAA-rated, 2-year municipal bonds finished the reporting period slightly higher, while their 5-year counterparts were relatively unchanged.

Strengthening creditworthiness among state and local issuers of municipal debt also helped bolster municipal bond returns. Most states exceeded pre-recession revenues, with gains in 16 of the last 18 quarters. States’ spending remained constrained, their budgets were largely balanced and passed on time and some states were able to bolster rainy day funds. By year-end 2014, municipal defaults were on pace to be at their lowest levels in three years. In 2014, roughly $1.15 billion of outstanding municipal debt entered into default, amounting to only 0.03% of the total bonds outstanding.

California and New York — two of the largest municipal bond issuers — generally outperformed the broader municipal bond market, as improving credit quality led to lower yields. Moody’s Investors Service (“Moody’s”) upgraded California’s general obligation bond rating to Aa3 in June 2014, citing a rapidly improving financial position, high but declining debt metrics, pension funding ratios close to the state median, strong liquidity and robust employment growth. In November, Standard & Poor’s Ratings Service (“S&P”) adjusted its rating one notch higher to A+, encouraged by voter approval of budget stabilization measures. New York bonds were helped by S&P’s credit rating upgrade in July 2014 to the second-highest investment grade level, the state’s highest rating since 1972. S&P pointed to New York’s “recent history of improved structural budget balance with a strong focus on spending restraint and on-time budgets.” Moody’s had upgraded the state’s credit rating in the prior month.

Favorable supply and demand conditions further boosted municipal bond results. Relatively tight state budgets and high levels of bond refinancing in prior years led to a slight decrease in the total supply of municipal bonds. Demand for municipal bonds (and the tax-free income they offer) rebounded from 2013 levels, as tax-sensitive investors — many of whom were facing the highest top federal income-tax rates since 2000, as well as rising state and local tax burdens — looked to municipal bonds for tax-free income.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® iBONDS ® SEP 2015 AMT-FREE MUNI BOND ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.01%	(0.37)%	0.25%	0.01%	(0.37)%	0.25%
5 Years	1.97%	1.48%	2.22%	10.23%	7.65%	11.60%
Since Inception	1.98%	1.91%	2.30%	10.82%	10.42%	12.65%
GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$999.80	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

The iShares iBonds Sep 2015 AMT-Free Muni Bond ETF (the “Fund”) (formerly the iShares 2015 AMT-Free Muni Term ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2015, as represented by the S&P AMT-Free Municipal Series 2015 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 0.01%, net of fees, while the total return for the Index was 0.25%.

The Fund will be liquidating on or about September 1, 2015, following the termination of the Index, on or about the same date. All bonds in the Index will mature between May 31 and September 2 of this year. As each bond matures, an amount representing its value at maturity will be included in the Index throughout the remaining life of the Index. By September 1, 2015, the Index is expected to consist entirely of cash carried in this manner.

BOND CREDIT QUALITY

As of 3/31/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	28.98%
AA+	21.02
AA	25.31
AA-	14.78
A+	2.73
A	2.61
A-	1.02
BBB+	0.58
Not Rated	2.97

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/15

State	Percentage of Total Investments[2]

California	13.54%
New York	9.15
Texas	8.00
Massachusetts	6.99
Washington	5.90
Maryland	5.39
Florida	5.38
Arizona	4.98
Virginia	3.51
New Jersey	3.27

TOTAL	66.11%

[1]

Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® iBONDS ® SEP 2016 AMT-FREE MUNI BOND ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.48%	0.19%	0.70%	0.48%	0.19%	0.70%
5 Years	2.85%	2.57%	3.08%	15.08%	13.51%	16.40%
Since Inception	2.81%	2.79%	3.14%	15.59%	15.47%	17.55%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.50	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

The iShares iBonds Sep 2016 AMT-Free Muni Bond ETF (the “Fund”) (formerly the iShares 2016 AMT-Free Muni Term ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2016, as represented by the S&P AMT-Free Municipal Series 2016 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 0.48%, net of fees, while the total return for the Index was 0.70%.

BOND CREDIT QUALITY

As of 3/31/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	32.53%
AA+	18.87
AA	23.16
AA-	13.96
A+	3.97
A	1.89
A-	2.04
Not Rated	3.58

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/15

State	Percentage of Total Investments[2]

California	12.25%
New York	10.18
Texas	8.26
Massachusetts	6.97
Florida	6.07
Illinois	5.07
Arizona	4.71
Washington	4.58
Maryland	4.03
Pennsylvania	3.63

TOTAL	65.75%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® iBONDS ® SEP 2017 AMT-FREE MUNI BOND ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.03%	0.90%	1.31%	1.03%	0.90%	1.31%
5 Years	3.44%	3.21%	3.69%	18.45%	17.10%	19.89%
Since Inception	3.44%	3.48%	3.75%	19.37%	19.59%	21.24%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.70	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

The iShares iBonds Sep 2017 AMT-Free Muni Bond ETF (the “Fund”) (formerly the iShares 2017 AMT-Free Muni Term ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2017, as represented by the S&P AMT-Free Municipal Series 2017 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 1.03%, net of fees, while the total return for the Index was 1.31%.

BOND CREDIT QUALITY

As of 3/31/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	30.85%
AA+	19.23
AA	23.98
AA-	14.00
A+	2.81
A	2.28
A-	1.90
BBB+	0.18
Not Rated	4.77

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/15

State	Percentage of Total Investments[2]

California	11.37%
New York	10.17
Texas	6.57
Massachusetts	5.46
Washington	5.43
Maryland	4.90
Florida	4.77
Pennsylvania	4.60
Arizona	4.49
Georgia	3.85

TOTAL	61.61%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® iBONDS ® SEP 2018 AMT-FREE MUNI BOND ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.60%	1.24%	1.79%	1.60%	1.24%	1.79%
Since Inception	1.82%	1.77%	1.00%	3.73%	3.64%	2.04%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/19/13. The first day of secondary market trading was 3/21/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.30	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

The iShares iBonds Sep 2018 AMT-Free Muni Bond ETF (the “Fund”) (formerly the iShares 2018 AMT-Free Muni Term ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2018, as represented by the S&P AMT-Free Municipal Series 2018 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 1.60%, net of fees, while the total return for the Index was 1.79%.

BOND CREDIT QUALITY

As of 3/31/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	32.88%
AA+	17.90
AA	21.53
AA-	13.27
A+	3.86
A	2.85
A-	2.74
Not Rated	4.97

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/15

State	Percentage of Total Investments[2]

California	14.91%
New York	9.63
Washington	6.93
Texas	6.43
Maryland	5.47
Massachusetts	4.66
Florida	4.33
Virginia	4.25
Pennsylvania	3.99
Arizona	3.70

TOTAL	64.30%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® iBONDS ® SEP 2019 AMT-FREE MUNI BOND ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.73%	2.84%	2.65%	2.73%	2.84%	2.65%
Since Inception	2.32%	2.63%	1.99%	2.68%	3.04%	2.30%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/4/14. The first day of secondary market trading was 2/6/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.90	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

The iShares iBonds Sep 2019 AMT-Free Muni Bond ETF (the “Fund”) (formerly the iShares 2019 AMT-Free Muni Term ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019, as represented by the S&P AMT-Free Municipal Series 2019 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 2.73%, net of fees, while the total return for the Index was 2.65%.

BOND CREDIT QUALITY

As of 3/31/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	34.91%
AA+	23.74
AA	20.22
AA-	11.79
A+	2.93
A	1.79
A-	2.19
BBB+	0.39
Not Rated	2.04

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/15

State	Percentage of Total Investments[2]

California	17.50%
New York	9.78
Texas	8.01
Massachusetts	6.06
Maryland	5.58
Washington	5.49
Florida	4.77
Pennsylvania	4.43
New Jersey	3.21
Virginia	2.90

TOTAL	67.73%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® iBONDS ® SEP 2020 AMT-FREE MUNI BOND ETF

Performance as of March 31, 2015

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.88%	2.24%	1.55%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,013.50	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

The iShares iBonds Sep 2020 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from August 12, 2014 (inception date of the Fund) through March 31, 2015 (the “reporting period”), the total return for the Fund was 1.88%, net of fees, while the total return for the Index was 1.55%.

Throughout most of the reporting period, municipal bond yields generally followed Treasury bond yields. Shorter-maturity yields generally rose, as investors began to anticipate interest rate hikes by the Fed. Yields on most investment-grade municipal bonds maturing in approximately five years rose slightly during the reporting period. Nevertheless, the Index’s relatively modest sensitivity to interest rates and relatively high credit quality led to a positive return with low volatility during the reporting period.

Within the short-term investment-grade municipal bond group, lower-rated bonds performed somewhat better than higher-rated bonds. The yield on 5-year, AAA- and AA-rated municipal bonds rose slightly, translating to lower bond prices during the reporting period. Meanwhile, the yield on A-rated bonds with a 5-year maturity finished the reporting period relatively unchanged, outperforming their higher-quality AAA- and AA-rated counterparts. More than 80% of the Index was invested in relatively high quality AAA- and AA-rated bonds during the reporting period, which meant lower relative yields, lower credit risk and modest demand from investors.

California and New York bonds were the Index’s two largest state weightings during the reporting period, representing approximately 25% of the Index. These two states delivered solid performance, boosted by improving credit fundamentals. Exposure to these states contributed to the Index’s slightly positive return during the reporting period.

BOND CREDIT QUALITY

As of 3/31/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	31.97%
AA+	21.26
AA	20.33
AA-	11.54
A+	4.32
A	3.04
A-	2.81
BBB+	0.33
Not Rated	4.40

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 3/31/15

State	Percentage of Total Investments[2]

California	16.84%
New York	10.67
Massachusetts	7.59
Washington	7.06
Texas	6.98
Maryland	5.63
Florida	5.25
Virginia	4.37
Ohio	3.55
New Jersey	3.35

TOTAL	71.29%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.72%

ALABAMA — 0.27%
Auburn University RB
5.00%, 06/01/15		$140	$141,131
State of Alabama GO
Series C
4.00%, 06/01/15		125	125,816

			266,947
ALASKA — 0.86%
Borough of North Slope AK GO
Series A
4.00%, 06/30/15		100	100,972
5.00%, 06/30/15	(NPFGC)	210	212,566
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/15		115	116,864
Series D
5.00%, 08/01/15	(AMBAC)	150	152,432
State of Alaska GO
Series A
4.00%, 08/01/15		250	253,237

			836,071
ARIZONA — 4.92%
Arizona School Facilities Board RB
5.00%, 01/01/20	(PR 07/01/15)	200	202,398
Arizona State University RB
Series A
4.00%, 07/01/15		135	136,305
Series C
5.50%, 07/01/15		245	248,288
Arizona Transportation Board RB
4.00%, 07/01/15		100	100,972
5.00%, 07/01/15		375	379,583
City of Chandler AZ GO
5.00%, 07/01/15		80	80,975
City of Chandler AZ RB
2.50%, 07/01/15		100	100,590
City of Glendale AZ GO
Series A
4.00%, 07/01/15		150	151,327

Security		Principal (000s)	Value
City of Glendale AZ Water & Sewer Revenue RB
5.25%, 07/01/15	(NPFGC-FGIC)	$100	$101,271
City of Mesa AZ RB
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	100	101,217
City of Phoenix AZ GO
Series B
4.00%, 07/01/15		300	302,916
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/15		200	201,944
4.00%, 07/01/15	(NPFGC)	200	201,934
Series B
4.00%, 07/01/15		100	100,972
City of Scottsdale AZ GO
Series 2008A
3.50%, 07/01/15		100	100,844
City of Tempe AZ GO
3.38%, 07/01/15		200	201,632
County of Pima AZ GO
5.00%, 07/01/15	(AGM)	185	187,227
County of Pima AZ Sewer System Revenue RB
Series A
4.00%, 07/01/15		225	227,176
5.00%, 07/01/15		70	70,852
Greater Arizona Development Authority RB
Series 1
5.00%, 08/01/15	(NPFGC)	95	96,524
Maricopa County Community College District GO
Series C
4.00%, 07/01/15		250	252,430
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/15		100	100,967

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20	(PR 07/01/15) (NPFGC-FGIC)	$250	$252,380
4.13%, 07/01/21	(PR 07/01/15) (NPFGC-FGIC)	415	419,088
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15	(AGM)	250	253,035
Pima County Unified School District No. 1 Tucson GO
Series C
4.50%, 07/01/15	(NPFGC-FGIC)	120	121,291
Regional Public Transportation Authority RB
Series A
5.00%, 07/01/15		100	101,222

			4,795,360
CALIFORNIA — 13.37%
Acalanes Union High School District GO
0.00%, 08/01/15	(NPFGC)	250	249,732
California State Public Works Board RB
Series A
5.00%, 06/01/15		175	176,419
Chabot-Las Positas Community College District GO
0.00%, 08/01/15	(AMBAC)	130	129,839
City & County of San Francisco CA GO
5.00%, 06/15/15		325	328,289
Series B
5.00%, 06/15/15		235	237,378
Series E
5.00%, 06/15/15		125	126,265
City of Los Angeles CA Wastewater System Revenue RB
4.00%, 06/01/15		125	125,814
City of Newport Beach CA COP
4.00%, 07/01/15		75	75,698

Security		Principal (000s)	Value
City of Pasadena CA Electric Revenue RB
Series A
4.00%, 06/01/15		$125	$125,815
City of Riverside CA Sewer Revenue RB
5.00%, 08/01/15		145	147,348
Coast Community College District GO
5.25%, 08/01/15	(NPFGC)	240	244,111
County of Orange CA RB
Series A
5.00%, 06/01/15	(NPFGC)	175	176,417
County of Santa Clara CA GO
Series B
5.00%, 08/01/15		145	147,378
Desert Sands Unified School District GO
0.00%, 06/01/15	(AMBAC)	225	224,890
Eastern Municipal Water District COP
Series A
5.00%, 07/01/15	(NPFGC)	50	50,603
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/15	(NPFGC-FGIC)	100	101,724
Fremont Unified School District/Alameda County CA GO
4.00%, 08/01/15		135	136,728
Los Altos Elementary School District GO
5.00%, 08/01/15	(AMBAC)	100	101,647
Los Angeles Community College District/CA GO
Series E
5.00%, 08/01/15	(AGM)	135	137,201
Series E-1
3.00%, 08/01/15		170	171,639
Los Angeles County Metropolitan Transportation Authority RB
Series A
4.00%, 07/01/15		100	100,946
5.00%, 07/01/15		250	253,087
5.00%, 07/01/15	(AGM)	125	126,544

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series B
5.00%, 07/01/15		$175	$177,161
Series D
5.00%, 07/01/15		200	202,470
Los Angeles Department of Water & Power RB
Series A
1.00%, 07/01/15		260	260,598
5.00%, 07/01/15		330	334,059
Series A-1
5.00%, 07/01/15	(AGM)	230	232,829
Los Angeles Department of Water RB
Series A-1
5.00%, 07/01/15	(AMBAC)	125	126,538
Los Angeles Unified School District/CA GO
5.25%, 07/01/15	(NPFGC)	200	202,574
5.75%, 07/01/15	(NPFGC)	100	101,412
Series A
3.00%, 07/01/15		100	100,725
6.00%, 07/01/15	(FGIC)	100	101,464
Series A-1
5.00%, 07/01/15		125	126,530
Series B
5.00%, 07/01/15	(AMBAC)	150	151,836
Series E
5.00%, 07/01/15	(AGM)	100	101,224
5.00%, 07/01/15	(AMBAC)	100	101,224
Series F
5.00%, 07/01/15	(FGIC)	225	227,754
Series G
5.00%, 07/01/15	(AMBAC)	60	60,734
Series H
5.00%, 07/01/15	(AGM)	100	101,224
Metropolitan Water District of Southern California RB
5.00%, 07/01/15		190	192,337
Series B
2.50%, 07/01/15		100	100,605
4.00%, 07/01/15		95	95,931
Series C
4.00%, 07/01/15		80	80,784

Security		Principal (000s)	Value
Morgan Hill Unified School District GO
0.00%, 08/01/15	(AMBAC)	$60	$59,930
Newport Mesa Unified School District GO
3.50%, 08/01/15	(NPFGC)	100	101,141
Northern California Power Agency RB
5.00%, 07/01/15	(AGM)	200	202,444
Orange County Sanitation District RB
Series A
5.00%, 08/01/15		150	152,457
Rancho Water District Financing Authority RB
Series A
3.50%, 08/01/15	(AGM)	100	101,056
Sacramento Municipal Utility District RB
Series R
5.00%, 08/15/15	(NPFGC)	100	101,819
Series U
3.38%, 08/15/15	(AGM)	210	212,551
5.00%, 08/15/15	(AGM)	125	127,274
San Diego Community College District GO
3.00%, 08/01/15		200	201,928
San Diego County Regional Airport Authority RB
Series A
4.00%, 07/01/15		150	151,431
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/15	(NPFGC-FGIC)	100	99,913
Series B
2.00%, 07/01/15		100	100,472
Series C-2
5.00%, 07/01/15	(AGM)	150	151,833
Series D-3
5.00%, 07/01/15	(AGM)	255	258,116
Series G
4.00%, 07/01/15	(AGM)	110	111,069
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/15	(NPFGC)	315	318,856

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
San Francisco Unified School District GO
Series B
4.00%, 06/15/15		$260	$262,083
San Mateo County Transportation Authority RB
Series A
5.25%, 06/01/15	(NPFGC)	100	100,844
Santa Clara Unified School District GO
1.00%, 07/01/15		200	200,450
Santa Monica Community College District GO
Series C
0.00%, 08/01/17	(PR 08/01/15) (NPFGC)	600	547,626
0.00%, 08/01/19	(PR 08/01/15) (NPFGC)	100	82,897
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/15		100	101,724
Sonoma County Junior College District GO
Series D
5.00%, 08/01/15		50	50,815
Southern California Public Power Authority RB
4.00%, 07/01/15		375	378,656
Series A
5.00%, 07/01/15		100	101,224
Series A-1
5.00%, 07/01/15	(AMBAC)	150	151,791
State of California GO
4.00%, 08/01/15		405	410,241
5.00%, 06/01/15		270	272,200
5.00%, 08/01/15		200	203,254
5.00%, 09/01/15		275	280,596
Series A
4.00%, 07/01/15		305	307,904
Visalia Unified School District GO
4.00%, 08/01/15		150	151,679
West Contra Costa Unified School District GO
Series D
0.00%, 08/01/15	(NPFGC-FGIC)	100	99,840

			13,031,639

Security		Principal (000s)	Value
COLORADO — 1.15%
Platte River Power Authority RB
Series GG
5.00%, 06/01/15	(AGM)	$175	$176,414
Regional Transportation District COP
Series A
2.00%, 06/01/15		125	125,380
State of Colorado Department of Transportation RB
Series B
5.00%, 06/15/15	(NPFGC)	125	126,252
5.50%, 06/15/15	(NPFGC)	435	439,807
University of Colorado RB
5.25%, 06/01/15	(NPFGC-FGIC)	100	100,855
Series A
3.25%, 06/01/15		150	150,783

			1,119,491
CONNECTICUT — 1.16%
City of Danbury CT GO
Series B
5.00%, 07/01/15		100	101,209
Hartford County Metropolitan District GO
3.00%, 06/01/15		200	200,974
State of Connecticut GO
Series C
5.00%, 06/01/15		420	423,427
State of Connecticut RB
Series A
4.13%, 07/01/15		100	101,003
State of Connecticut Special Tax Revenue ST
Series B
5.00%, 07/01/15	(AMBAC)	300	303,681

			1,130,294
DELAWARE — 0.54%
Delaware Transportation Authority RB
5.00%, 07/01/15		220	222,699
State of Delaware GO
Series A
5.00%, 07/01/15		100	101,224
Series B
5.00%, 07/01/15		200	202,448

			526,371

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
DISTRICT OF COLUMBIA — 1.17%
District of Columbia GO
Series A
4.00%, 06/01/15		$100	$100,649
5.00%, 06/01/30	(PR 06/01/15) (AMBAC)	600	604,782
Series B
6.00%, 06/01/15	(NPFGC)	100	100,971
Series C
5.00%, 06/01/15	(AGM)	110	110,897
Series E
5.00%, 06/01/15	(BHAC)	220	221,793

			1,139,092
FLORIDA — 5.31%
Broward County School Board/FL COP
Series A
4.00%, 07/01/15		100	100,952
County of Hillsborough FL RB
5.00%, 07/01/15	(NPFGC)	235	237,822
County of Hillsborough FL Utility Revenue RB
5.50%, 08/01/15	(AMBAC)	160	162,848
County of Miami-Dade FL GO
4.00%, 07/01/15		100	100,959
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/15	(SGI)	150	151,821
Series A
5.00%, 07/01/15		100	101,214
Florida Department of Environmental Protection RB
Series A
3.00%, 07/01/15		100	100,722
5.00%, 07/01/15	(AGM)	500	506,110
5.00%, 07/01/15	(AMBAC)	100	101,222
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	125	126,518
Series B
4.00%, 07/01/15		465	469,483
Series C
5.00%, 07/01/15		100	101,214

Security		Principal (000s)	Value
State Board of Administration Finance Corp. RB
Series A
3.50%, 07/01/15		$210	$211,726
5.00%, 07/01/15		975	986,710
State of Florida GO
4.00%, 07/01/15		100	100,972
6.38%, 07/01/15		100	101,555
Series A
5.00%, 06/01/15		100	100,817
5.00%, 06/01/15	(NPFGC-FGIC)	415	418,391
Series B
4.00%, 06/01/15		100	100,650
5.00%, 06/01/15		200	201,634
Series C
5.00%, 06/01/15		100	100,817
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/15		250	253,055
Series B
5.00%, 07/01/15	(AMBAC)	210	212,566
Series C
5.00%, 07/01/15		125	126,527

			5,176,305
GEORGIA — 1.88%
County of Columbia GA Water & Sewerage Revenue RB
4.00%, 06/01/15		100	100,633
Forsyth County School District GO
4.00%, 06/01/15	(AGM)	250	251,635
Georgia State Road & Tollway Authority RB
Series A
4.00%, 06/01/15		100	100,621
5.00%, 06/01/15		150	151,200
Series A
5.00%, 06/01/15		395	398,160
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/15	(GTD)	150	151,932
Series A
4.00%, 08/01/15	(GTD)	100	101,288

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/15	(AMBAC)	$140	$141,678
5.00%, 07/01/15	(NPFGC-FGIC)	130	131,559
State of Georgia GO
Series C
5.00%, 07/01/15		300	303,666

			1,832,372
HAWAII — 2.42%
City & County of Honolulu HI GO
Series B
5.25%, 07/01/15	(AGM)	450	455,755
City & County of Honolulu HI Wastewater System Revenue RB
Series A
5.00%, 07/01/15	(NPFGC)	100	101,214
Series B
4.25%, 07/01/15	(NPFGC)	115	116,181
County of Hawaii HI GO
Series B
5.00%, 07/15/15	(NPFGC)	100	101,370
County of Maui HI GO
Series B
4.00%, 06/01/15		150	150,981
State of Hawaii GO
Series DG
5.00%, 07/01/15	(AMBAC)	600	607,332
Series DO
5.00%, 08/01/15		315	320,134
Series EJ
5.00%, 08/01/15		135	137,201
State of Hawaii RB
Series A
3.75%, 07/01/15	(AGM)	250	252,273
University of Hawaii RB
Series A
5.00%, 07/15/15	(NPFGC)	120	121,672

			2,364,113
ILLINOIS — 2.78%
Chicago Transit Authority RB
5.00%, 06/01/15	(AMBAC)	75	75,582

Security		Principal (000s)	Value
Regional Transportation Authority RB
5.75%, 06/01/15	(AGM)	$100	$100,938
6.00%, 06/01/15	(NPFGC-FGIC)	100	100,977
Series A
5.00%, 07/01/15	(NPFGC)	140	141,707
Series B
5.50%, 06/01/15	(NPFGC-FGIC)	100	100,898
State of Illinois GO
4.00%, 07/01/15		205	206,763
5.00%, 08/01/15		100	101,475
First Series
5.50%, 08/01/15	(NPFGC)	550	559,025
State of Illinois RB
4.00%, 06/15/15		125	125,987
5.00%, 06/15/15		420	424,183
5.00%, 06/15/15	(AGM)	100	100,996
Second Series
5.50%, 06/15/15	(NPFGC-FGIC)	250	252,745
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/15		415	419,167

			2,710,443
INDIANA — 0.10%
Purdue University RB
Series Y
4.50%, 07/01/15		100	101,092

			101,092
IOWA — 0.44%
City of West Des Moines IA GO
Series A
4.00%, 06/01/15		100	100,650
Iowa Finance Authority RB
3.00%, 08/01/15		220	222,138
5.00%, 08/01/15		100	101,604

			424,392
KENTUCKY — 0.70%
Kentucky State Property & Building Commission RB
5.00%, 08/01/21	(PR 08/01/15) (AGM)	350	355,614
5.00%, 08/01/22	(PR 08/01/15) (AGM)	125	127,005

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
5.00%, 08/01/24	(PR 08/01/15) (AGM)	$100	$101,604
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/15		100	101,217

			685,440
LOUISIANA — 0.63%
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	350	355,736
Series B
5.00%, 07/15/15	(AGC)	250	253,553

			609,289
MAINE — 0.10%
Maine Turnpike Authority RB
5.00%, 07/01/15	(AGM)	100	101,217

			101,217
MARYLAND — 5.33%
City of Baltimore MD RB
Series D
5.00%, 07/01/15	(AMBAC)	200	202,412
County of Calvert MD GO
2.00%, 07/15/15		150	150,818
County of Frederick MD GO
Series A
5.00%, 07/01/15		275	278,360
County of Howard MD GO
Series B
5.00%, 08/15/15		330	335,996
County of Montgomery MD GO
Series A
5.00%, 06/01/15		250	252,040
County of Montgomery MD GOL
Series A
5.00%, 08/01/15		110	111,791
County of Prince George’s MD GOL
Series A
5.00%, 07/15/15		100	101,411
State of Maryland Department of Transportation RB
5.00%, 06/01/15		410	413,346

Security		Principal (000s)	Value
State of Maryland GO
Second Series
4.00%, 08/01/15		$375	$379,856
5.00%, 08/01/15		180	182,930
Second Series A
3.00%, 08/01/15		150	151,443
4.00%, 08/01/15		100	101,295
5.00%, 08/01/15		200	203,256
5.00%, 08/01/17	(PR 08/01/15)	575	584,165
Series E
5.00%, 08/01/15		65	66,058
Washington Suburban Sanitary Commission GO
4.25%, 06/01/15		150	151,037
5.00%, 06/01/15		455	458,713
5.00%, 06/01/16	(PR 06/01/15)	620	624,991
5.00%, 06/01/17	(PR 06/01/15)	440	443,542

			5,193,460
MASSACHUSETTS — 6.90%
Commonwealth of Massachusetts GO
Series B
5.00%, 08/01/15		515	523,415
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/15		150	151,951
Series B
5.25%, 08/01/15		310	315,323
Series D
4.00%, 08/01/15		400	405,204
Commonwealth of Massachusetts RB
Series A
5.00%, 06/01/15		250	252,040
5.00%, 06/15/15		100	100,982
5.50%, 06/01/15	(NPFGC-FGIC)	225	227,025
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/15		110	111,044
4.75%, 07/01/34	(PR 07/01/15)	1,015	1,026,581
Series B
5.00%, 07/01/15		170	172,086
Series C
5.00%, 07/01/15		100	101,204

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Massachusetts Clean Water Trust (The) RB
Series 9
5.25%, 08/01/17	(PR 08/01/15)	$1,000	$1,016,870
Series 11
5.00%, 08/01/15		315	320,128
Series 12
4.00%, 08/01/15		50	50,648
Massachusetts Development Finance Agency RB
Series R-1
5.00%, 07/01/15		150	151,833
Massachusetts Municipal Wholesale Electric Co. RB
Series A
5.00%, 07/01/15		365	369,402
Massachusetts Port Authority RB
Series A
5.00%, 07/01/15	(AMBAC)	200	202,388
Series C
5.00%, 07/01/15		100	101,199
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/15	(AGM)	400	407,148
5.00%, 08/15/15	(AMBAC)	250	254,550
5.00%, 08/15/22	(PR 08/15/15) (AGM)	460	468,183

			6,729,204
MICHIGAN — 0.08%
Michigan Finance Authority RB
Series A
5.00%, 07/01/15		75	75,918

			75,918
MINNESOTA — 1.56%
State of Minnesota GO
Series A
5.00%, 06/01/15		200	201,632
5.00%, 08/01/15		250	254,070
Series D
3.00%, 08/01/15		150	151,443
5.00%, 08/01/15		300	304,884

Security		Principal (000s)	Value
Series F
4.00%, 08/01/15		$600	$607,770

			1,519,799
MONTANA — 0.11%
Montana Department of Transportation RB
5.00%, 06/01/15	(NPFGC)	105	105,854

			105,854
NEBRASKA — 0.70%
City of Omaha NE GO
5.00%, 06/01/15		275	277,225
Omaha School District GO
4.00%, 06/15/15		300	302,406
University of Nebraska Facilities Corp. RB
5.00%, 07/15/15		100	101,415

			681,046
NEVADA — 1.52%
Clark County School District GOL
5.50%, 06/15/15	(AGM)	200	202,200
Series A
5.00%, 06/15/15	(NPFGC)	125	126,245
5.25%, 06/15/15	(NPFGC-FGIC)	375	378,926
Series B
5.00%, 06/15/15		270	272,689
County of Clark Department of Aviation RB
Series D
5.00%, 07/01/15		100	101,206
County of Clark NV GOL
Series B
5.00%, 06/01/15	(AGM)	200	201,624
County of Clark NV RB
5.00%, 07/01/15		200	202,416

			1,485,306
NEW HAMPSHIRE — 1.07%
City of Nashua NH GO
5.00%, 07/15/15	(NPFGC)	175	177,466
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/15		405	412,322

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
State of New Hampshire GO
Series A
3.50%, 06/01/15		$200	$201,132
Series B
4.00%, 06/01/15		100	100,650
State of New Hampshire RB
5.00%, 09/01/15		150	153,011

			1,044,581
NEW JERSEY — 3.23%
New Jersey Economic Development Authority RB
5.00%, 06/15/15		400	403,796
New Jersey Educational Facilities Authority RB
Series B
5.00%, 06/01/15	(SAP)	100	100,770
5.00%, 07/01/15		100	101,222
Series J
5.00%, 07/01/15	(NPFGC)	125	126,476
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	350	353,290
5.75%, 06/15/15	(ETM)	100	101,136
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	345	348,595
Series D
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	125	126,230
5.00%, 06/15/18	(PR 06/15/15) (AMBAC)	100	100,984
State of New Jersey GO
5.00%, 06/01/15		315	317,548
Series L
5.25%, 07/15/15	(AMBAC)	580	588,515
Series M
5.50%, 07/15/15	(AMBAC)	125	126,926
Series N
5.50%, 07/15/15	(AMBAC)	105	106,618
Series Q
5.00%, 08/15/15		240	244,311

			3,146,417

Security		Principal (000s)	Value
NEW MEXICO — 1.58%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/15		$100	$101,629
New Mexico Finance Authority RB
Series A
5.00%, 06/15/15	(NPFGC)	150	151,478
5.25%, 06/15/15	(NPFGC)	500	505,285
Santa Fe Public School District GO
3.00%, 08/01/15	(SAW)	250	252,383
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/15		200	202,444
Series A
5.00%, 07/01/15		325	328,971

			1,542,190
NEW YORK — 9.03%
City of New York NY GO
Series A
4.00%, 08/01/15		140	141,817
5.00%, 08/01/15		125	127,039
Series A-1
5.00%, 08/01/15		955	970,576
Series B
4.00%, 08/01/15		100	101,298
5.00%, 08/01/15		100	101,631
Series D
5.00%, 08/01/15		100	101,631
Series E
3.00%, 08/01/15		150	151,446
4.00%, 08/01/15		225	227,920
5.00%, 08/01/15		530	538,644
Series F
5.00%, 08/01/15		85	86,386
Series G
3.00%, 08/01/15		100	100,964
5.00%, 08/01/15		495	503,073
Series H
3.00%, 08/01/15		100	100,964
4.00%, 08/01/15		180	182,336
Series I
4.00%, 08/01/15		235	238,050
5.00%, 08/01/15		100	101,631

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series I-1
5.00%, 08/01/15		$200	$203,262
Series J-1
4.00%, 08/01/15		100	101,298
5.00%, 08/01/15		100	101,631
Series O
5.00%, 06/01/15	(ETM)	25	25,201
5.00%, 06/01/15		215	216,757
Series P
3.60%, 08/01/15	(NPFGC)	100	101,164
County of Orange NY GO
Series A
5.00%, 07/15/15		100	101,403
Long Island Power Authority RB
Series A
0.00%, 06/01/15	(AGM)	100	99,952
Metropolitan Transportation Authority RB
Series A
5.50%, 07/01/15	(SAP)	85	86,142
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/15	(SAW)	205	207,286
5.00%, 07/15/15	(NPFGC-FGIC)	100	101,403
Series S-1A
5.00%, 07/15/15	(SAW)	150	152,105
Series S-2
5.00%, 07/15/15	(SAW)	115	116,613
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A
4.00%, 08/01/15		150	151,940
Series A-1
5.00%, 08/01/15		375	381,097
New York City Water & Sewer System RB
Series BB
5.00%, 06/15/15		150	151,505
Series C
5.00%, 06/15/15		175	176,734
New York State Dormitory Authority RB
5.00%, 07/01/15		300	303,624
5.00%, 07/01/15	(NPFGC-FGIC)	180	182,182

Security		Principal (000s)	Value
Series A
3.00%, 07/01/15		$250	$251,755
3.00%, 07/01/15	(GOI)	100	100,725
4.00%, 07/01/15		100	100,929
5.00%, 07/01/15	(NPFGC)	330	333,990
5.00%, 08/01/15		200	203,222
Series D
5.00%, 06/15/15		275	277,758
Series E
5.00%, 08/15/15		150	152,723
New York State Environmental Facilities Corp. RB
5.50%, 06/15/15		345	348,816
Series A
5.00%, 06/15/15		140	141,404
Port Authority of New York & New Jersey RB
5.00%, 08/15/15	(AGM)	155	157,823

			8,805,850
NORTH CAROLINA — 1.25%
City of Charlotte NC Water & Sewer System Revenue RB
Series A
5.50%, 07/01/15		165	167,210
County of Durham NC GO
Series B
4.00%, 06/01/15		100	100,650
County of Mecklenburg NC GO
Series A
4.00%, 08/01/15		375	379,856
State of North Carolina GO
Series A
5.00%, 06/01/15		420	423,427
Town of Cary NC GO
Series B
4.00%, 06/01/15		150	150,975

			1,222,118
OHIO — 2.30%
City of Columbus OH GO
Series A
5.00%, 06/01/15		620	625,059

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Ohio State University (The) RB
Series A
4.75%, 06/01/15		$100	$100,774
Ohio State Water Development Authority RB
5.00%, 06/01/15		100	100,820
5.00%, 06/01/23	(PR 06/01/15)	200	201,610
State of Ohio GO
5.00%, 08/01/15		200	203,244
Series C
2.50%, 08/01/15		175	176,381
5.00%, 08/01/15		420	426,812
State of Ohio RB
Series 2007-1
5.00%, 06/15/15	(AGM)	50	50,503
Series 2008-1
5.50%, 06/15/15		350	353,882

			2,239,085
OKLAHOMA — 0.98%
Grand River Dam Authority RB
Series A
3.38%, 06/01/15	(BHAC)	150	150,816
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/15		120	120,548
4.00%, 07/01/15		250	252,328
Series F
4.00%, 07/01/15	(AMBAC)	100	100,957
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.70%, 07/01/15	(NPFGC-FGIC)	100	100,874
State of Oklahoma GO
Series A
4.00%, 07/15/15		230	232,590

			958,113
OREGON — 0.89%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/15	(NPFGC)	400	403,268
City of Salem OR GOL
4.00%, 06/01/15		250	251,605

Security		Principal (000s)	Value
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15	(AGM)	$215	$216,748

			871,621
PENNSYLVANIA — 2.46%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 08/01/15	(AMBAC)	250	253,985
Commonwealth of Pennsylvania GO
5.00%, 07/01/15		400	404,868
First Series
5.00%, 07/01/15		235	237,860
Second Series
5.00%, 08/01/15		50	50,811
Third Series
5.25%, 07/01/15		250	253,197
County of Bucks PA GO
5.00%, 06/01/15		90	90,738
County of York PA GO
5.00%, 06/01/15	(NPFGC)	100	100,804
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 07/01/15		215	217,090
5.00%, 07/01/15		400	404,888
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/15		125	126,245
Pennsylvania Turnpike Commission RB Series C
4.75%, 06/01/15	(AGM)	150	151,143
Westmoreland County Municipal Authority RB
5.25%, 08/15/27	(PR 08/15/15) (AGM)	100	101,884

			2,393,513
RHODE ISLAND — 0.30%
Rhode Island Economic Development Corp. RB
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	160	161,555

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Rhode Island Health & Educational Building Corp. RB
3.00%, 09/01/15		$130	$131,567

			293,122
SOUTH CAROLINA — 0.43%
State of South Carolina GO
Series A
4.00%, 06/01/15		420	422,730

			422,730
SOUTH DAKOTA — 0.22%
South Dakota Conservancy District RB
Series B
5.00%, 08/01/15		100	101,631
South Dakota State Building Authority RB
5.00%, 06/01/15	(ETM) (AGM)	50	50,401
5.00%, 06/01/15	(AGM)	65	65,525

			217,557
TENNESSEE — 0.60%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 08/01/15		100	101,633
Series A
4.00%, 07/01/15		225	227,194
5.00%, 07/01/15		150	151,836
Metropolitan Nashville Airport Authority (The) RB
Series B
4.00%, 07/01/15	(AGM)	100	100,916

			581,579
TEXAS — 7.90%
Austin Independent School District GO
4.00%, 08/01/15		100	101,297
4.50%, 08/01/15	(NPFGC)	100	101,463
5.25%, 08/01/15	(PSF)	250	254,275
City of Austin TX GOL
4.00%, 09/01/15		125	127,025
City of Bryan TX Electric System Revenue RB
5.00%, 07/01/15		75	75,887

Security		Principal (000s)	Value
City of Corpus Christi TX Utility System Revenue RB
4.00%, 07/15/15		$250	$252,785
City of Dallas TX GOL
5.00%, 08/15/15		100	101,820
City of El Paso TX GOL
5.00%, 08/15/15	(AGM)	175	178,161
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/15	(NPFGC-FGIC)	200	202,402
City of San Antonio TX GOL
5.00%, 08/01/15		165	167,699
Corpus Christi Independent School District GO
4.00%, 08/15/15		100	101,440
County of Bexar TX GOL
5.00%, 06/15/15	(AGM)	250	252,505
County of Harris TX GOL
Series C
4.00%, 08/15/15		200	202,896
County of Harris TX RB
Series D
5.00%, 08/15/15		100	101,792
Fort Bend Independent School District GO
5.00%, 08/15/15	(PSF)	200	203,632
Grapevine-Colleyville Independent School District GO
0.00%, 08/15/15	(PSF)	50	49,955
Houston Independent School District GOL
0.00%, 08/15/15	(PSF)	100	99,910
3.00%, 07/15/15		185	186,543
Hurst-Euless-Bedford Independent School District GO
5.00%, 08/15/15	(PSF)	110	111,990
Keller Independent School District/TX GO
5.50%, 08/15/15	(PSF)	100	102,002
Kerrville Independent School District GO
5.00%, 08/15/15	(PSF)	100	101,809

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Klein Independent School District GO
Series A
5.00%, 08/01/15	(PSF)	$50	$50,813
Leander Independent School District GO
0.00%, 08/15/15	(PSF)	285	284,743
5.00%, 08/15/15	(PSF)	100	101,809
Lewisville Independent School District GO
5.00%, 08/15/15	(ETM) (NPFGC)	20	20,358
5.00%, 08/15/15	(NPFGC)	130	132,340
5.00%, 08/15/15	(PSF)	50	50,908
Lone Star College System GOL
4.00%, 08/15/15		100	101,426
Magnolia Independent School District/TX GO
5.00%, 08/15/15	(PSF)	100	101,809
North East Independent School District/TX GO
5.00%, 02/01/22	(PR 08/01/15)	110	111,764
North Texas Municipal Water District RB
3.00%, 06/01/15		100	100,473
Pflugerville Independent School District GO
5.25%, 08/15/15	(PSF)	250	254,772
Round Rock Independent School District GO
5.00%, 08/01/15		200	203,252
5.00%, 08/01/15	(PSF)	100	101,626
San Antonio Independent School District/TX GO
5.25%, 08/15/15	(PSF)	180	183,436
Socorro Independent School District GO
Series A
5.00%, 08/15/15	(PSF)	300	305,448
State of Texas GO
Series A
4.00%, 08/01/15		250	253,243
Series E
5.00%, 08/01/15		200	203,260

Security		Principal (000s)	Value
Texas Public Finance Authority RB
Series A
4.00%, 07/01/15		$150	$151,466
5.00%, 07/01/15		350	354,294
Series B
5.00%, 07/01/18	(PR 07/01/15)	510	516,151
Texas Water Development Board RB
5.00%, 07/15/15		230	233,248
University of Texas System (The) RB
5.25%, 08/15/15		100	101,918
Series A
5.00%, 08/15/15		100	101,825
Series B
5.25%, 08/15/15		365	372,001
Series C
5.00%, 08/15/15		225	229,106

			7,698,777
UTAH — 1.90%
County of Salt Lake UT RB
5.00%, 08/01/15		125	127,036
Intermountain Power Agency RB
Series A
5.00%, 07/01/15		250	253,035
Series B
5.00%, 07/01/15		200	202,428
State of Utah GO
Series A
5.00%, 07/01/15		280	283,427
Series B
4.00%, 07/01/15		835	843,142
Utah Transit Authority RB
Series C
5.25%, 06/15/15	(AGM)	140	141,474

			1,850,542
VERMONT — 0.26%
State of Vermont GO
Series C
5.00%, 08/15/15		250	254,545

			254,545
VIRGINIA — 3.46%
City of Alexandria VA GO
5.00%, 07/15/15		165	167,328
Series A
5.00%, 07/15/15		100	101,411

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
City of Richmond VA GO
Series A
5.00%, 07/15/15	(AGM)	$400	$405,648
Commonwealth of Virginia GO
Series B
5.00%, 06/01/15		350	352,856
County of Henrico VA GO
5.00%, 07/15/15		100	101,411
County of Loudoun VA GO
Series A
5.00%, 07/01/15	(SAW)	100	101,222
Series B
5.00%, 06/01/17	(PR 06/01/15)	500	504,025
Virginia Public Building Authority RB
Series A
5.00%, 08/01/15		100	101,629
Series B
4.00%, 08/01/15	(SAP)	100	101,296
5.00%, 08/01/15		300	304,887
Series C
5.00%, 08/01/15		250	254,072
Virginia Public School Authority RB
5.25%, 08/01/15		225	228,839
Series A
5.00%, 08/01/15		340	345,539
Series B
5.25%, 08/01/15		300	305,118

			3,375,281
WASHINGTON — 5.83%
City of Seattle WA GOL
Series B
5.00%, 08/01/15		185	188,015
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/15		100	101,296
County of King WA GOL
Series A
5.00%, 07/01/15		165	167,016
County of Pierce WA GOL
Series A
4.00%, 07/01/15		85	85,804

Security		Principal (000s)	Value
County of Pierce WA RB
4.00%, 08/01/15		$120	$121,535
Energy Northwest RB
Series A
2.00%, 07/01/15		150	150,708
3.00%, 07/01/15		145	146,047
3.25%, 07/01/15		100	100,785
4.00%, 07/01/15		130	131,264
5.00%, 07/01/15		865	875,570
5.50%, 07/01/15		150	152,021
Series C
5.00%, 07/01/15		250	253,055
King County School District No. 411 Issaquah GO
5.63%, 06/01/15	(AGM)	250	252,290
Port of Seattle WA GOL
5.00%, 06/01/15		220	221,797
Port of Seattle WA RB
3.00%, 08/01/15		100	100,937
4.00%, 06/01/15		100	100,638
Series A
5.00%, 08/01/15		100	101,603
State of Washington GO
0.00%, 06/01/15	(NPFGC-FGIC)	250	249,885
4.00%, 07/01/15		175	176,701
Series A
5.00%, 07/01/15		300	303,666
Series C
5.00%, 08/01/15		145	147,364
Series D
5.00%, 07/01/15		225	227,749
Series F
4.50%, 07/01/15		345	348,785
Series R-2006A
5.00%, 07/01/15	(AMBAC)	170	172,077
5.00%, 07/01/18	(PR 07/01/15) (AMBAC)	795	804,572

			5,681,180
WEST VIRGINIA — 0.10%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	100	100,813

			100,813

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal or Shares (000s)	Value
WISCONSIN — 0.93%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 4
5.00%, 06/01/15	$100	$100,817
State of Wisconsin RB Series 1
5.00%, 07/01/15	285	288,483
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/15	200	202,444
Series A
5.00%, 07/01/15	150	151,833
5.25%, 07/01/15	(AGM)	165	167,118

910,695

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $96,099,523)	96,250,824

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	225	225,144

225,144

TOTAL SHORT-TERM INVESTMENTS
(Cost: $225,144)	225,144

TOTAL INVESTMENTS IN SECURITIES — 98.95%
(Cost: $96,324,667)	96,475,968
Other Assets, Less Liabilities — 1.05%	1,021,945

NET ASSETS — 100.00%	$97,497,913

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.80%

ALABAMA — 0.12%
City of Huntsville AL GO
Series A
4.00%, 09/01/16		$150	$157,692

			157,692
ALASKA — 0.69%
Borough of North Slope AK GO
Series A
5.00%, 06/30/16	(NPFGC)	100	105,847
Series B
4.00%, 06/30/16		175	183,050
Municipality of Anchorage AK GO
Series A
5.00%, 08/01/16		100	106,209
Series D
5.00%, 08/01/16	(AMBAC)	100	106,209
State of Alaska GO
Series A
4.00%, 08/01/16		235	246,532
5.00%, 08/01/16		125	132,796

			880,643
ARIZONA — 4.65%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/21	(PR 07/01/16)	100	105,846
Arizona State University Energy Management LLC RB
5.00%, 07/01/16		200	210,966
Arizona State University RB
Series A
4.00%, 07/01/16	(AMBAC)	100	104,497
Arizona Transportation Board RB
4.00%, 07/01/16		95	99,345
5.00%, 07/01/16		415	439,422
Series A
4.00%, 07/01/16		285	298,036
City of Chandler AZ GOL
5.00%, 07/01/16		100	105,872
City of Mesa AZ GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	104,392

Security		Principal (000s)	Value
City of Mesa AZ RB
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	$170	$180,424
5.25%, 07/01/16	(NPFGC-FGIC)	110	116,760
City of Phoenix AZ GO
Series A
5.00%, 07/01/16		250	264,713
6.25%, 07/01/16		100	107,404
City of Phoenix AZ GOL
Series C
4.00%, 07/01/16		200	209,276
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/16		670	709,306
5.50%, 07/01/16		200	213,018
Series A
4.00%, 07/01/16		100	104,574
Series B
5.00%, 07/01/16	(NPFGC)	170	179,542
Series C
4.00%, 07/01/16		250	261,338
City of Scottsdale AZ GO
5.00%, 07/01/16		75	79,404
City of Scottsdale AZ GOL
5.00%, 07/01/16		195	206,450
City of Tempe AZ GO
Series A
3.00%, 07/01/16		125	129,239
Series C
4.00%, 07/01/16		160	167,421
County of Pima AZ GO
4.50%, 07/01/16	(NPFGC-FGIC)	125	131,496
County of Pima AZ Sewer System Revenue RB
4.00%, 07/01/16	(AGM)	125	130,750
Maricopa County Community College District GO
Series D
2.00%, 07/01/16		150	153,218
Maricopa County High School District No. 210-Phoenix GO
5.13%, 07/01/16	(NPFGC)	90	95,402

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16	(NPFGC-FGIC)	$100	$104,600
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		100	103,524
Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25	(PR 07/01/16) (AGM)	125	131,950
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16		50	52,274
Regional Public Transportation Authority RB
Series A
5.00%, 07/01/16		120	127,062
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/21	(PR 07/01/16)	395	418,194
Town of Gilbert AZ GO
5.00%, 07/01/16		100	105,820

			5,951,535
CALIFORNIA — 12.10%
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/16	(AGM)	185	183,934
Berkeley Unified School District/CA GO
3.00%, 08/01/16		300	311,001
California State Public Works Board RB
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	160	168,842
Series C
4.00%, 06/01/16		200	208,786
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	300	297,777

Security		Principal (000s)	Value
City of Los Angeles CA GO
Series B
5.00%, 09/01/16		$450	$480,199
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/16		150	156,542
5.00%, 06/01/16		465	490,696
City of Pasadena CA Electric Revenue RB
3.00%, 06/01/16		170	175,537
Coast Community College District GO
Series B
4.75%, 08/01/16	(AGM)	100	105,925
Desert Sands Unified School District GO
5.00%, 08/01/16		100	106,161
East Bay Municipal Utility District Wastewater System Revenue RB
Series A
4.00%, 06/01/16		100	104,482
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/16		300	316,722
Series B
5.00%, 06/01/16		100	105,574
5.00%, 06/01/16	(NPFGC-FGIC)	60	63,344
Eastern Municipal Water District COP
Series A
5.00%, 07/01/16	(NPFGC)	100	105,807
Long Beach Unified School District GO
Series A
5.00%, 08/01/16		125	132,701
Los Angeles Community College District/CA GO
Series E
5.00%, 08/01/16	(AGM)	200	212,516
Series E-1
3.25%, 08/01/16		200	207,862
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/16		220	233,695

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Los Angeles County Metropolitan Transportation Authority RB
2.50%, 07/01/16		$105	$108,081
5.00%, 07/01/16		275	291,648
Series A
5.00%, 07/01/16		290	307,557
Series B
4.00%, 06/01/16		125	130,633
5.00%, 06/01/16		180	190,208
Series D
5.00%, 07/01/16		150	159,081
Los Angeles Department of Water & Power RB
Series A
2.00%, 07/01/16		125	127,855
4.00%, 07/01/16		225	235,755
5.00%, 07/01/16		300	318,084
Los Angeles Unified School District/CA GO
5.75%, 07/01/16	(NPFGC)	100	106,833
Series A-1
4.00%, 07/01/16		100	104,651
Series B
5.00%, 07/01/16	(AGM)	300	317,694
Series E
5.00%, 07/01/16	(AGM)	300	317,694
Series F
5.00%, 07/01/16	(FGIC)	100	105,898
Series G
5.00%, 07/01/16	(AMBAC)	170	180,027
Series H
5.00%, 07/01/16	(AGM)	110	116,488
Series I
5.00%, 07/01/16		75	79,424
Series KY
5.00%, 07/01/16		370	391,823
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/16	(AGM)	130	137,297
Metropolitan Water District of Southern California RB
3.00%, 07/01/16		100	103,430

Security		Principal (000s)	Value
Series B
4.00%, 07/01/16		$110	$115,145
5.00%, 07/01/16		100	105,924
Northern California Power Agency RB
5.00%, 07/01/16	(AGM)	210	222,631
Series A
5.00%, 06/01/16		100	105,602
5.00%, 07/01/16		100	105,989
Orange County Public Financing Authority RB
5.00%, 06/01/16	(NPFGC)	100	105,435
5.00%, 07/01/16	(NPFGC)	200	211,614
Orange County Transportation Authority RB
4.00%, 08/15/16		100	105,177
Sacramento County Water Financing Authority RB
Series A
5.00%, 06/01/16	(NPFGC-FGIC)	150	158,254
Sacramento Municipal Utility District RB
4.00%, 07/01/16	(NPFGC)	100	103,997
Series U
5.00%, 08/15/16	(AGM)	195	207,529
San Diego Community College District GO
4.00%, 08/01/16		325	341,471
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/16		355	377,076
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	99,427
San Francisco Unified School District GO
Series E
5.00%, 06/15/16		250	264,405
San Juan Unified School District GO
2.00%, 08/01/16		150	153,221

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
San Ramon Valley Unified School District/CA GO
4.50%, 08/01/16	(NPFGC)	$100	$105,704
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	175	174,104
Southern California Public Power Authority RB
5.00%, 07/01/16		100	105,898
Series 2010-1
5.00%, 07/01/16		115	121,783
Series A
4.00%, 07/01/16		350	366,278
5.00%, 07/01/16		225	238,270
State of California GO
4.13%, 06/01/16	(SGI)	125	130,741
5.00%, 06/01/16	(SGI)	200	211,200
5.00%, 08/01/16		790	839,983
5.00%, 09/01/16		1,305	1,391,873
Series A
4.00%, 07/01/16		445	466,213
5.00%, 07/01/16		520	551,210

			15,484,418
COLORADO — 1.49%
City & County of Denver CO GO
5.00%, 08/01/16		130	138,108
5.00%, 08/01/21	(PR 08/01/16)	425	451,426
Series A
5.00%, 08/01/16		410	435,572
Regional Transportation District COP
Series A
5.00%, 06/01/16		150	158,126
State of Colorado Department of Transportation RB
Series B
4.25%, 06/15/16	(NPFGC)	120	125,670
5.50%, 06/15/16	(NPFGC)	325	345,241
University of Colorado RB
Series A-1
1.50%, 06/01/16		150	152,112
Series B-1
5.00%, 06/01/16		100	105,481

			1,911,736

Security		Principal (000s)	Value
CONNECTICUT — 1.03%
City of Norwalk CT GO
Series B
5.00%, 07/01/16		$100	$105,885
Connecticut State Health & Educational Facility Authority RB
Series A
1.35%, 07/01/42		350	354,151
State of Connecticut GO
Series C
5.00%, 06/01/16		250	263,783
State of Connecticut RB
Series A
4.20%, 07/01/16		100	104,862
State of Connecticut Special Tax Revenue ST
5.25%, 07/01/16	(AMBAC)	360	382,309
Town of Stratford CT GO
4.00%, 08/01/16		100	104,617

			1,315,607
DELAWARE — 0.79%
County of New Castle DE GO
Series A
4.00%, 07/15/16		100	104,738
5.00%, 07/15/16		200	212,100
Delaware Transportation Authority RB
5.00%, 07/01/16		150	158,905
Series A
5.00%, 07/01/16		150	158,906
State of Delaware GO
5.00%, 07/01/16		100	105,911
Series B
3.00%, 07/01/16		100	103,417
5.00%, 07/01/16		155	164,162

			1,008,139
DISTRICT OF COLUMBIA — 0.67%
District of Columbia GO
Series B
5.25%, 06/01/16	(AGM)	220	232,593
6.00%, 06/01/16	(NPFGC)	135	143,872
Series C
5.00%, 06/01/16	(AGM)	250	263,732

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series F
5.00%, 06/01/16	(BHAC)	$50	$52,747
Washington Metropolitan Area Transit Authority RB
Series A
5.00%, 07/01/16		150	158,749

			851,693
FLORIDA — 6.00%
Broward County School Board/FL COP
Series A
5.00%, 07/01/16		125	132,226
County of Miami-Dade FL GO
2.70%, 07/01/16		115	118,353
Series B
5.00%, 07/01/16		150	158,672
County of Miami-Dade FL RB
5.00%, 08/01/16	(NPFGC-FGIC)	375	397,714
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
4.00%, 07/01/16		300	313,722
County of Palm Beach FL GO
4.00%, 08/01/16		115	120,596
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/16	(AGM)	75	79,365
5.00%, 07/01/16	(AMBAC)	290	306,878
5.00%, 07/01/16	(NPFGC)	100	105,820
Series B
5.00%, 07/01/16	(NPFGC)	115	121,693
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/16		50	53,038
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/16		440	465,551
Series B
5.00%, 07/01/16		250	264,518
Lee County School Board COP
Series B
3.00%, 08/01/16		100	103,442

Security		Principal (000s)	Value
Miami-Dade County Expressway Authority RB
Series A
3.00%, 07/01/16	(AGM)	$100	$103,098
Sarasota County School Board COP
Series B
3.00%, 07/01/16		210	216,747
State Board of Administration Finance Corp. RB
Series A
3.75%, 07/01/16		180	187,648
5.00%, 07/01/16		1,130	1,195,178
State of Florida GO
5.00%, 07/01/16		250	264,778
Series A
5.00%, 06/01/16		300	316,626
Series B
5.00%, 06/01/16		200	211,084
Series C
5.00%, 06/01/16		690	728,240
Series D
5.00%, 06/01/16		270	284,963
5.25%, 06/01/16		215	227,541
Series E
5.00%, 06/01/16		120	126,650
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/16		100	105,846
Series B
5.00%, 07/01/16		200	211,692
5.00%, 07/01/16	(NPFGC)	315	333,415
Series C
5.00%, 07/01/16		395	418,092

			7,673,186
GEORGIA — 2.94%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	100	104,809
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	157,794
County of Douglas GA GO
4.00%, 08/01/16		130	136,323

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Forsyth County School District GO
5.00%, 06/01/16	(AGM)	$260	$274,472
5.00%, 07/01/16		100	105,937
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16	(NPFGC)	660	695,693
Series A
4.00%, 06/01/16		120	124,921
Gwinnett County Water & Sewerage Authority RB
4.25%, 08/01/16	(GTD)	100	105,212
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/16	(AMBAC)	170	179,761
5.00%, 07/01/16	(NPFGC-FGIC)	125	132,178
Savannah-Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	202,397
State of Georgia GO
Series A
5.00%, 07/01/16		130	137,651
Series B
5.00%, 07/01/16		150	158,828
5.75%, 08/01/16		110	117,957
Series E
5.00%, 08/01/16		835	887,079
Series E-1
4.00%, 07/01/16		230	240,667

			3,761,679
HAWAII — 1.27%
City & County of Honolulu HI GO
Series A
5.25%, 07/01/16	(AGM)	190	201,700
Series B
2.00%, 08/01/16		100	102,206
5.00%, 08/01/16		100	106,193
City & County of Honolulu HI Wastewater System Revenue RB
Series A
4.00%, 07/01/16		200	209,044
4.25%, 07/01/16	(NPFGC)	100	104,834
5.00%, 07/01/16	(NPFGC)	100	105,768

Security		Principal (000s)	Value
County of Hawaii HI GO
Series A
5.00%, 07/15/16	(AGC)	$100	$105,956
State of Hawaii GO
Series EK
3.00%, 08/01/16		100	103,548
Series DN
5.00%, 08/01/16		400	425,048
University of Hawaii RB
Series A
4.00%, 07/15/16	(NPFGC)	150	156,929

			1,621,226
IDAHO — 0.10%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16	(NPFGC)	125	132,792

			132,792
ILLINOIS — 5.01%
Chicago Transit Authority RB
5.00%, 06/01/16	(AGM)	100	104,936
Illinois Finance Authority RB
Series B
5.00%, 07/01/16	(ETM)	55	58,201
5.00%, 07/01/16		265	280,251
Illinois State Toll Highway Authority RB
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	465	492,063
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	150	158,730
5.00%, 01/01/28	(PR 07/01/16) (AGM)	550	582,010
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,080	1,142,856
Metropolitan Pier & Exposition Authority RB
Series A
0.00%, 06/15/16	(NPFGC-FGIC)	205	203,389
5.50%, 06/15/16	(FGIC)	100	106,178
Regional Transportation Authority RB
5.75%, 06/01/16	(AGM)	245	260,462

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series A
5.75%, 07/01/16	(NPFGC)	$65	$69,382
State of Illinois GO
5.00%, 08/01/16		985	1,039,126
Series A
5.00%, 06/01/16		220	230,745
State of Illinois RB
3.00%, 06/15/16		100	103,172
4.00%, 06/15/16		340	354,871
5.00%, 06/15/16		340	358,958
5.00%, 06/15/16	(NPFGC)	100	105,576
Series B
4.50%, 06/15/16		100	104,975
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/16		620	654,943

			6,410,824
INDIANA — 0.39%
Indiana University RB
Series 2008A
3.50%, 06/01/16		100	103,771
Series S
3.50%, 08/01/16		175	182,420
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.50%, 07/01/16	(NPFGC)	100	106,092
Purdue University RB
Series Y
4.50%, 07/01/16		100	105,223

			497,506
IOWA — 0.66%
City of Des Moines IA GO
Series H
5.00%, 06/01/16		200	211,084
City of West Des Moines IA GO
Series A
4.00%, 06/01/16		100	104,317
Iowa City Community School District GO
Series B
3.00%, 06/01/16		100	103,154

Security		Principal (000s)	Value
Iowa Finance Authority RB
5.00%, 08/01/16		$300	$318,645
State of Iowa RB
Series A
3.00%, 06/01/16		100	103,189

			840,389
KENTUCKY — 0.16%
Kentucky State Property & Building Commission RB
Series A
3.50%, 08/01/16		100	104,133
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/16		100	105,846

			209,979
LOUISIANA — 0.54%
City of Shreveport LA GO
5.00%, 08/01/16		150	158,961
Louisiana State Citizens Property Insurance Corp. RB
Series B
5.00%, 06/01/16	(AMBAC)	100	105,241
State of Louisiana GO
Series A
5.00%, 08/01/16		100	106,276
Series C
5.00%, 07/15/16		300	318,270

			688,748
MARYLAND — 3.98%
County of Baltimore MD GO
5.00%, 09/01/17	(PR 09/01/16)	100	106,559
County of Calvert MD GO
3.00%, 07/15/16		100	103,466
County of Frederick MD GO
Series B
4.00%, 08/01/16		225	235,948
County of Howard MD GO
Series B
5.00%, 08/15/16		240	255,360
County of Montgomery MD GO
Series A
5.00%, 07/01/16		400	423,540

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
County of Montgomery MD GOL
Series A
5.00%, 08/01/16		$100	$106,237
Maryland State Transportation Authority RB
4.00%, 07/01/16	(AGM)	150	156,920
Series A
3.00%, 07/01/16		100	103,366
5.00%, 07/01/16		300	317,577
State of Maryland Department of Transportation RB
5.00%, 06/01/16		100	105,513
State of Maryland GO
First Series C
4.00%, 08/15/16		300	315,096
Second Series
5.00%, 08/01/16		1,210	1,285,468
5.00%, 08/01/19	(PR 08/01/16)	100	106,124
Second Series A
5.00%, 08/01/16		150	159,355
Second Series E
5.00%, 08/01/16		175	185,915
Series A
2.00%, 08/01/16		100	102,248
Series B
5.00%, 08/01/16		150	159,356
Washington Suburban Sanitary Commission GO
4.25%, 06/01/16		100	104,640
5.00%, 06/01/16		625	659,456
Series A
4.00%, 06/01/16		100	104,349

			5,096,493
MASSACHUSETTS — 6.89%
City of Boston MA GO
Series C
5.00%, 08/01/16		175	186,036
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		730	775,311
Series B
4.00%, 06/01/16		75	78,247
5.00%, 08/01/16		700	743,449

Security		Principal (000s)	Value
Series D
4.75%, 08/01/25	(PR 08/01/16)	$500	$529,155
5.00%, 08/01/16		445	472,621
5.00%, 08/01/21	(PR 08/01/16)	675	716,600
5.00%, 08/01/22	(PR 08/01/16)	110	116,779
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/16		200	212,198
5.50%, 06/01/16	(NPFGC-FGIC)	200	212,198
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/16		750	793,942
Series C
5.25%, 07/01/16		360	382,496
5.50%, 07/01/16		595	633,967
Massachusetts Clean Water Trust (The) RB
Series 12
4.00%, 08/01/16		280	293,740
5.00%, 08/01/16		250	265,593
Series 15A
5.00%, 08/01/16		100	106,237
Series A
5.00%, 08/01/16		195	207,162
5.25%, 08/01/16		250	266,423
Massachusetts Health & Educational Facilities Authority RB
Series O
5.00%, 07/01/16		470	497,659
Massachusetts Municipal Wholesale Electric Co. RB
Series A
4.00%, 07/01/16		100	104,522
Massachusetts Port Authority RB Series D
5.50%, 07/01/16	(AGM)	165	175,502
Massachusetts School Building Authority RB
Series A
4.00%, 08/15/16	(AMBAC)	145	152,333
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	500	530,550

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series B
5.50%, 08/01/16	(AGM)	$100	$106,855
Series J
5.25%, 08/01/16	(AGM)	240	255,828

			8,815,403
MICHIGAN — 0.48%
Michigan Finance Authority RB
Series A
5.00%, 07/01/16		575	609,063

			609,063
MINNESOTA — 1.45%
State of Minnesota GO
5.00%, 06/01/16		250	263,782
5.00%, 08/01/16		100	106,237
Series A
5.00%, 08/01/16		500	531,185
Series D
4.00%, 08/01/16		135	141,624
5.00%, 08/01/16		270	286,840
Series E
5.00%, 08/01/16		100	106,237
Series F
4.00%, 08/01/16		395	414,383

			1,850,288
MISSISSIPPI — 0.08%
Mississippi Development Bank RB
Series A
5.00%, 07/01/16	(AMBAC)	100	105,096

			105,096
MISSOURI — 0.33%
City of Springfield MO RB
5.00%, 08/01/16	(NPFGC-FGIC)	100	105,999
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/16		300	317,655

			423,654
MONTANA — 0.22%
Montana Department of Transportation RB
4.00%, 06/01/16		250	260,747

Security		Principal (000s)	Value
State of Montana GO
Series G
4.00%, 08/01/16		$25	$26,227

			286,974
NEBRASKA — 0.31%
Metropolitan Utilities District of Omaha RB
Series B
4.00%, 06/01/16	(NPFGC)	150	156,290
University of Nebraska Facilities Corp. RB
5.00%, 07/15/16	(AMBAC)	225	238,702

			394,992
NEVADA — 1.20%
Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	100	104,962
Series C
5.00%, 06/15/16		115	121,397
5.00%, 06/15/16	(NPFGC)	100	105,563
Clark County Water Reclamation District GOL
Series A
5.00%, 07/01/16		150	158,672
County of Clark Department of Aviation RB
Series D
5.00%, 07/01/16		100	105,755
County of Clark NV RB
5.00%, 07/01/16	(AMBAC)	300	317,382
Series A
5.00%, 07/01/16		125	132,145
Series F
5.00%, 07/01/16		235	248,433
State of Nevada GOL
5.00%, 06/01/16		225	237,305

			1,531,614
NEW HAMPSHIRE — 0.67%
City of Nashua NH GO
5.00%, 07/15/16	(NPFGC)	100	106,009
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/16		365	388,086

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
State of New Hampshire GO
Series A
3.00%, 07/01/16		$100	$103,366
5.00%, 06/01/17	(PR 06/01/16) (NPFGC)	145	152,974
Series B
4.00%, 06/01/16		100	104,325

			854,760
NEW JERSEY — 2.43%
New Jersey Building Authority RB
Series A
5.00%, 06/15/16		250	263,160
5.00%, 06/15/16	(AGM)	225	237,231
New Jersey Educational Facilities Authority RB
Series B
5.00%, 07/01/16		100	105,885
Series D
5.00%, 07/01/16	(AGM)	100	105,574
Series E
5.00%, 07/01/16		100	105,885
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/16		100	105,839
Series AA
4.00%, 06/15/16		270	280,009
5.00%, 06/15/16		285	298,973
Series B
5.00%, 06/15/16		50	52,451
State of New Jersey GO
5.00%, 06/01/16		370	389,906
Series H
5.25%, 07/01/16		105	111,357
5.25%, 07/01/16	(NPFGC)	100	106,093
Series L
5.25%, 07/15/16	(AMBAC)	520	552,365
Series M
5.50%, 07/15/16	(AMBAC)	125	133,181
Series O
5.00%, 08/01/16		100	106,084
Series Q
4.00%, 08/15/16		150	157,314

			3,111,307

Security		Principal (000s)	Value
NEW MEXICO — 1.77%
Albuquerque Bernalillo County Water Utility Authority RB
Series A
5.25%, 07/01/16	(AMBAC)	$100	$106,197
Albuquerque Municipal School District No. 12 GO
4.00%, 08/01/16	(SAW)	100	104,905
Series B
5.00%, 08/01/16	(SAW)	150	159,351
City of Albuquerque NM GO
Series A
3.00%, 07/01/16		100	103,417
4.00%, 07/01/16		105	109,897
Series B
4.50%, 07/01/16	(NPFGC)	100	105,288
City of Albuquerque NM RB
Series B
5.00%, 07/01/16		200	211,770
New Mexico Finance Authority RB
4.00%, 06/15/16		410	428,286
Santa Fe Public School District GO
3.00%, 08/01/16	(SAW)	200	206,960
4.00%, 08/01/16	(SAW)	100	104,864
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/16		285	301,772
Series B
5.00%, 07/01/16		300	317,460

			2,260,167
NEW YORK — 10.06%
City of New York NY GO
Series A
3.00%, 08/01/16		220	227,911
Series A-1
4.00%, 08/15/16		125	131,316
5.00%, 08/01/16		265	281,576
5.00%, 08/15/16		300	319,263
Series B
4.00%, 08/01/16		1,690	1,773,249
5.00%, 08/01/16		315	334,703

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series C
5.00%, 08/01/16		$175	$185,946
5.25%, 08/01/16		100	106,588
Series D
5.00%, 08/01/16		100	106,255
Series E
5.00%, 08/01/16		500	531,275
Series F
3.00%, 08/01/16		225	233,091
5.00%, 08/01/16		260	276,263
Series G
5.00%, 08/01/16		250	265,638
5.25%, 08/01/16		200	213,176
Series I
3.00%, 08/01/16		200	207,192
5.00%, 08/01/16		100	106,255
Series J
5.00%, 08/01/16		325	345,329
Series J-1
4.00%, 08/01/16		150	157,389
5.00%, 08/01/16		440	467,522
County of Westchester NY GO
Series B
3.00%, 06/01/16		100	103,197
Long Island Power Authority RB
0.00%, 06/01/16	(AGM)	165	163,961
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/16	(SAP)	300	320,343
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/16	(NPFGC-FGIC)	105	110,014
5.00%, 07/15/16	(SAW)	500	530,304
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 08/01/16	(ETM)	110	113,814
3.00%, 08/01/16		90	93,106
4.00%, 08/01/16	(ETM)	55	57,637
4.00%, 08/01/16		45	47,151
5.00%, 08/01/16	(ETM)	35	37,177
5.00%, 08/01/16		130	138,138

Security		Principal (000s)	Value
Series A-3
5.00%, 08/01/16		$100	$106,193
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/16		210	222,001
Series BB
4.00%, 06/15/16		100	104,512
Series EE
3.00%, 06/15/16		120	123,866
5.00%, 06/15/16		135	142,660
Series FF
5.00%, 06/15/16		265	280,145
Series GG
5.00%, 06/15/16		100	105,715
New York State Dormitory Authority RB
5.00%, 07/01/16		575	607,942
5.00%, 07/01/16	(SAP)	100	105,768
5.00%, 08/01/16		100	106,136
Series A
4.00%, 07/01/16		100	104,458
5.00%, 07/01/16		95	100,480
5.00%, 07/01/16	(GOI)	140	148,312
Series B
5.00%, 07/01/16		250	264,745
Series D
4.00%, 06/15/16		125	130,609
5.00%, 06/15/16		200	211,378
Series E
5.00%, 08/15/16		200	212,870
New York State Environmental Facilities Corp. RB
3.00%, 06/15/16		150	155,000
5.00%, 06/15/16		100	105,740
Series A
5.00%, 06/15/16		590	623,866
5.50%, 06/15/16		100	106,341
Series C
4.00%, 06/15/16		150	156,804
North Syracuse Central School District GO
Series B
3.00%, 06/15/16	(SAW)	100	102,854

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Port Authority of New York & New Jersey RB
5.00%, 08/15/16	(AGM)	$425	$451,745
Smithtown Central School District GO
4.00%, 08/01/16	(SAW)	100	104,931

			12,869,850
NORTH CAROLINA — 2.25%
Cape Fear Public Utility Authority RB
5.00%, 08/01/16		200	212,414
City of Charlotte NC GO
5.00%, 08/01/16		295	313,399
Series B
5.00%, 06/01/16		250	263,782
City of Charlotte NC Water & Sewer System Revenue RB
Series A
5.00%, 07/01/16		275	291,076
County of Davidson NC GO
5.00%, 06/01/16	(AGM)	125	131,866
County of Durham NC COP
Series A
4.00%, 06/01/16		100	104,257
County of Forsyth NC GO
3.50%, 08/01/16		100	104,243
4.00%, 07/01/16		150	156,957
County of Mecklenburg NC GO
Series A
3.00%, 08/01/16		150	155,367
4.00%, 08/01/16		115	120,643
5.00%, 08/01/16		150	159,356
State of North Carolina GO
Series A
5.00%, 09/01/16		150	159,875
5.00%, 06/01/20	(PR 06/01/16)	170	179,365
5.25%, 06/01/16		350	370,314
Series B
5.00%, 06/01/16		150	158,270

			2,881,184
OHIO — 2.18%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/16		125	133,000

Security		Principal (000s)	Value
Series A
4.00%, 07/01/16		$100	$104,625
5.00%, 08/15/16		100	106,400
City of Columbus OH GOL
4.00%, 08/15/16		250	262,580
Ohio State Water Development Authority RB
5.00%, 06/01/16		100	105,566
Series B-1
4.00%, 06/01/16		200	208,802
Series A
5.00%, 06/01/16		350	369,397
State of Ohio GO
5.00%, 08/01/16		200	212,386
Series A
5.00%, 06/15/16		160	169,043
5.00%, 06/15/18	(PR 06/15/16)	185	195,497
Series C
5.00%, 08/01/16		525	557,595
State of Ohio RB Series 2008-1
5.00%, 06/15/16		350	369,814

			2,794,705
OKLAHOMA — 1.18%
City of Tulsa OK GO
Series A
4.00%, 06/01/16		100	104,281
Grand River Dam Authority RB
Series A
4.00%, 06/01/16	(BHAC)	100	104,329
5.00%, 06/01/16	(BHAC)	55	58,021
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/16		140	142,897
4.00%, 07/01/16		250	261,050
5.00%, 07/01/16		75	79,326
Oklahoma County Independent School District No. 89 Oklahoma City GO
2.00%, 07/01/16		250	255,172
Oklahoma Department of Transportation RB
5.00%, 09/01/16		85	90,450

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
State of Oklahoma GO
Series A
2.50%, 07/15/16		$200	$205,750
Tulsa County Independent School District No. 3 Broken Arrow GO
2.00%, 06/01/16		200	203,908

			1,505,184
OREGON — 0.55%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/16		100	106,234
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM, GTD)	100	105,689
State of Oregon GO
Series A
4.00%, 08/01/16		165	173,075
5.00%, 08/01/16		100	106,223
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	210,962

			702,183
PENNSYLVANIA — 3.58%
City of Philadelphia PA Airport Revenue RB
Series A
4.00%, 06/15/16		125	130,098
City of Philadelphia PA GO
5.00%, 08/01/16	(CIFG)	100	106,119
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/16		140	147,890
5.00%, 08/01/16	(AMBAC)	175	185,813
Series C
5.00%, 08/01/16	(AGM)	250	265,452
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		200	211,640
Series A
5.00%, 07/15/16		200	211,964

Security		Principal (000s)	Value
Third Series
5.38%, 07/01/16	(NPFGC)	$985	$1,046,937
County of Chester PA GO
Series C
4.00%, 07/15/16		160	167,581
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 07/01/16		595	622,751
5.00%, 07/01/16		465	492,486
Pennsylvania Higher Educational Facilities Authority RB
Series AG
5.00%, 06/15/16		90	95,019
Series AL
5.00%, 06/15/16		125	131,940
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		430	454,085
Pennsylvania State University RB
5.25%, 08/15/16		100	106,652
Pennsylvania Turnpike Commission RB
Series C
5.00%, 06/01/16	(AGM)	200	210,834

			4,587,261
RHODE ISLAND — 0.25%
Rhode Island Economic Development Corp. RB
5.00%, 06/15/16	(NPFGC-FGIC)	125	131,564
State of Rhode Island GO
5.00%, 08/01/16	(ETM) (AMBAC)	35	37,157
5.00%, 08/01/16	(AMBAC)	145	154,077

			322,798
SOUTH CAROLINA — 0.31%
County of Berkeley SC RB
4.00%, 06/01/16		50	52,147
State of South Carolina GO
Series A
4.00%, 06/01/16		325	339,134

			391,281

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
SOUTH DAKOTA — 0.08%
Sioux Falls School District No. 49-5/SD GO
Series B
5.00%, 07/01/16		$100	$105,833

			105,833
TENNESSEE — 1.13%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/16		225	238,358
Series B
4.00%, 08/01/16		125	131,200
5.00%, 08/01/21	(PR 08/01/16)	420	446,057
Series D
5.00%, 07/01/16		200	211,874
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series A
5.00%, 07/01/16		150	158,594
State of Tennessee GO
Series A
4.00%, 08/01/16		250	262,267

			1,448,350
TEXAS — 8.16%
Alamo Community College District GOL
5.63%, 08/15/16	(NPFGC-FGIC)	100	107,251
Austin Independent School District GO
5.00%, 08/01/16		100	106,262
5.00%, 08/01/16	(PSF)	325	345,260
Series A
4.00%, 08/01/16	(NPFGC)	100	104,933
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/16	(AGM)	85	90,086
5.25%, 07/15/16	(AGM)	260	276,396
City of El Paso TX GOL
Series A
5.00%, 08/15/16		150	159,386

Security		Principal (000s)	Value
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/16		$115	$122,274
City of San Antonio TX GOL
5.00%, 08/01/16		100	106,262
County of Bexar TX GOL
4.00%, 06/15/16		100	104,447
County of Dallas TX GOL
5.00%, 08/15/16		100	106,328
County of Harris TX GO
Series C
5.00%, 08/15/16		100	106,454
County of Harris TX GOL
Series C
4.00%, 08/15/16		150	157,542
County of Harris TX RB
Series A
5.00%, 08/15/16	(NPFGC)	350	371,889
County of Tarrant TX GOL
5.00%, 07/15/16		300	318,228
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	212,780
Eanes Independent School District GO
5.00%, 08/01/16	(PSF)	100	106,234
Edinburg Consolidated Independent School District/TX GO
Series A
5.00%, 08/15/16	(AGM)	150	159,429
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	320	340,448
Frisco Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	100	106,732
Houston Independent School District GOL
Series A
5.00%, 08/15/16	(PSF)	275	292,572
Laredo Independent School District GO
5.00%, 08/01/16	(PSF)	200	212,468

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Leander Independent School District GO
5.00%, 08/15/16	(PSF)	$100	$106,286
Lewisville Independent School District GO
5.00%, 08/15/16	(PSF)	245	260,655
Series A
4.00%, 08/15/16	(PSF)	125	131,278
Magnolia Independent School District/TX GO
5.00%, 08/15/16	(PSF)	100	106,286
North East Independent School District/TX GO
5.00%, 08/01/16	(PSF)	240	254,962
Series A
5.00%, 08/01/16	(PSF)	100	106,234
North Texas Municipal Water District RB
5.00%, 09/01/16		500	533,190
Northside Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	150	160,098
Round Rock Independent School District GO
5.00%, 08/01/16		200	212,468
Series A
4.00%, 08/01/16		100	104,905
San Antonio Independent School District/TX GO
5.00%, 08/15/16	(PSF)	125	132,988
Socorro Independent School District GO
Series A
5.00%, 08/15/16	(PSF)	150	159,585
State of Texas GO
5.00%, 08/01/16		165	175,332
Series B
5.00%, 08/01/16		200	212,524
Series C
4.00%, 08/01/16		100	104,933
Series E
5.00%, 08/01/16		100	106,262

Security		Principal (000s)	Value
Texas Municipal Power Agency RB
0.00%, 09/01/16	(NPFGC)	$280	$277,486
Texas Public Finance Authority RB
5.00%, 07/01/16		650	688,421
Texas Tech University RB
Series S
3.00%, 08/15/16		100	103,590
Texas Water Development Board RB
Series A
5.00%, 07/15/16		620	657,502
University of Texas System (The) RB
5.25%, 08/15/16		100	106,814
Series A
5.00%, 08/15/16		440	468,472
Series B
4.25%, 08/15/16		100	105,445
5.00%, 08/15/24	(PR 08/15/16)	750	797,655
Series C
5.00%, 08/15/16		330	351,354

			10,438,386
UTAH — 2.22%
County of Salt Lake UT RB
Series A
5.00%, 08/15/16		100	106,396
Intermountain Power Agency RB
Series A
4.00%, 07/01/16		120	125,489
5.00%, 07/01/16		100	105,820
5.00%, 07/01/16	(AMBAC)	240	253,968
Metropolitan Water District of Salt Lake & Sandy RB
Series A
4.00%, 07/01/16		220	230,063
Ogden City School District GO
5.00%, 06/15/16	(GTD)	150	158,366
State of Utah GO
Series A
2.00%, 07/01/16		120	122,634
4.00%, 07/01/16		200	209,380
5.00%, 07/01/16		1,355	1,435,446
Series C
5.00%, 07/01/16		90	95,343

			2,842,905

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
VIRGINIA — 3.18%
City of Fairfax VA GO
2.50%, 07/15/16		$40	$41,119
City of Virginia Beach VA GO
4.00%, 06/01/16		330	344,352
Commonwealth of Virginia GO
5.00%, 06/01/16		150	158,270
Series B
4.00%, 06/01/16		360	375,656
5.00%, 06/01/16		70	73,859
County of Arlington VA GO
5.00%, 08/01/16		100	106,237
5.00%, 08/01/18	(PR 08/01/16)	200	212,436
Series C
4.00%, 08/15/16		200	210,064
Virginia Beach Development Authority RB
Series A
5.00%, 07/15/16		100	105,956
Series C
5.00%, 08/01/16		200	212,274
Virginia College Building Authority RB
4.00%, 09/01/16		100	105,166
4.25%, 09/01/16		100	105,519
Virginia Public Building Authority RB
5.00%, 08/01/19	(PR 08/01/16)	415	440,747
Series A
5.00%, 08/01/16		100	106,193
Series B
5.00%, 08/01/16		200	212,386
5.00%, 08/01/16	(SAP)	185	196,457
Virginia Public School Authority RB
Series A
3.00%, 08/01/16	(SAW)	100	103,548
5.00%, 08/01/16		200	212,414
Series B
5.00%, 08/01/16		135	143,379
Series C
5.00%, 08/01/16	(SAW)	570	605,380

			4,071,412

Security		Principal (000s)	Value
WASHINGTON — 4.53%
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/16		$165	$173,093
Clark County School District No. 114 Evergreen GO
Series B
2.00%, 06/01/16	(GTD)	100	101,943
Energy Northwest RB
5.00%, 07/01/16		200	211,770
Series A
4.00%, 07/01/16		50	52,319
5.00%, 07/01/16		275	291,184
5.25%, 07/01/16		625	663,731
5.25%, 07/01/16	(NPFGC)	190	201,774
Series B
7.13%, 07/01/16		400	433,452
Series C
5.00%, 07/01/16		160	169,416
Series D
5.00%, 07/01/16		335	354,715
Pierce County School District No. 400 Clover Park GO
5.00%, 06/01/26	(PR 06/01/16) (AGM, GTD)	100	105,487
Port of Seattle WA RB
5.00%, 06/01/16		125	131,680
Series A
4.00%, 08/01/16		100	104,715
Snohomish County School District No. 2 Everett GO
4.38%, 06/01/16	(NPFGC)	100	104,521
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16		100	104,209
State of Washington GO
5.00%, 07/01/16		360	381,186
5.00%, 07/01/16	(AGM)	250	264,713
Series 2010B
5.00%, 08/01/16		540	573,664
Series A
5.00%, 07/01/16		450	476,483

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal or Shares (000s)	Value
Series B
5.00%, 07/01/16		$100	$105,885
5.00%, 07/01/16	(AGM)	145	153,533
Series F
4.50%, 07/01/16		250	263,155
Series R-2011C
5.00%, 07/01/16		100	105,885
State of Washington RB
5.00%, 09/01/16		250	265,832

			5,794,345
WISCONSIN — 0.72%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/16		150	158,276
Series 2
5.00%, 06/01/16		200	211,034
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/16		100	105,911
Series A
5.00%, 07/01/16		150	158,866
5.25%, 07/01/16	(AGM)	275	292,113

			926,200

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $125,447,775)			126,419,480

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		285	285,246

			285,246

TOTAL SHORT-TERM INVESTMENTS
(Cost: $285,246)			285,246

TOTAL INVESTMENTS IN SECURITIES — 99.02%
(Cost: $125,733,021)			126,704,726
Other Assets, Less Liabilities — 0.98%			1,248,542

NET ASSETS — 100.00%			$127,953,268

COP  —  Certificates of Participation

ETM  —   Escrowed to Maturity

GO  —   General Obligation

GOI  —   General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.76%

ALABAMA — 0.41%
Alabama Water Pollution Control Authority RB
Series B
2.50%, 08/15/17		$150	$155,084
City of Huntsville AL GO
Series A
4.00%, 09/01/17		200	215,816
State of Alabama GO
Series A
4.00%, 06/01/17		225	241,744

			612,644
ALASKA — 0.80%
Borough of North Slope AK GO
Series A
4.00%, 06/30/17		125	134,339
5.00%, 06/30/17	(NPFGC)	315	345,558
Municipality of Anchorage AK GO
Series A
4.25%, 08/01/17		100	108,305
State of Alaska GO
Series A
5.00%, 08/01/17		570	627,502

			1,215,704
ARIZONA — 4.43%
Arizona State University RB
Series A
4.00%, 07/01/17		130	139,620
Arizona Transportation Board RB
5.00%, 07/01/17		610	669,604
Series A
4.00%, 07/01/17		150	161,134
City of Chandler AZ GO
3.00%, 07/01/17		100	105,286
City of Glendale AZ GOL
4.00%, 07/01/17		100	105,829
City of Glendale AZ Transportation Excise Tax Revenue RB
5.00%, 07/01/17	(NPFGC)	100	109,017
City of Glendale AZ Water & Sewer Revenue RB
5.00%, 07/01/17	(NPFGC)	100	109,605

Security		Principal (000s)	Value
City of Mesa AZ RB
4.00%, 07/01/17	(AGM)	$100	$107,470
5.00%, 07/01/17		100	109,771
5.25%, 07/01/17	(NPFGC-FGIC)	195	214,891
City of Phoenix AZ GO
Series A
5.00%, 07/01/17		390	427,920
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/17		400	438,811
5.50%, 07/01/17		325	360,379
Series A
5.00%, 07/01/17		165	180,459
Series B
5.00%, 07/01/17		325	356,756
Series C
5.00%, 07/01/17		210	229,973
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/17		100	109,629
City of Tempe AZ GO
Series C
5.00%, 07/01/17		250	274,427
City of Tempe AZ RB
5.00%, 07/01/17		240	263,280
County of Pima AZ GO
4.00%, 07/01/17	(AGM)	100	107,423
County of Pima AZ Sewer System Revenue RB
4.50%, 07/01/17	(AGM)	165	179,165
5.00%, 07/01/17	(AGM)	195	213,915
Maricopa County Community College District GO
4.00%, 07/01/17		350	376,390
Series C
5.00%, 07/01/17		290	318,336
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/17	(NPFGC)	280	307,160
Maricopa County Unified School District No. 11-Peoria GO
3.00%, 07/01/17		100	104,987

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/17	$170	$182,699
Regional Public Transportation Authority RB
Series A
5.00%, 07/01/17	100	109,771
Scottsdale Preserve Authority RB
5.00%, 07/01/17	200	219,400
Town of Gilbert AZ GO
5.00%, 07/01/17	100	109,652

		6,702,759
ARKANSAS — 0.07%
State of Arkansas GO
Series A
5.00%, 06/01/17	100	109,434

		109,434
CALIFORNIA — 11.23%
Berkeley Unified School District/CA GO
4.00%, 08/01/17	150	161,742
California State Public Works Board RB
Series C
5.00%, 06/01/17	395	431,455
Series I
5.00%, 06/01/17	175	191,151
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/17	150	164,743
City of Cupertino CA COP
2.00%, 07/01/17	100	103,306
City of Los Angeles CA GO
Series A
4.00%, 09/01/17	50	54,067
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/17	455	488,911

Security		Principal (000s)	Value
City of Pasadena CA Electric Revenue RB
4.00%, 08/01/17		$105	$113,321
Series A
3.00%, 06/01/17		125	131,627
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/17		150	164,763
County of Sacramento CA Airport System Revenue RB
Series D
3.75%, 07/01/17	(AGM)	380	404,768
East Side Union High School District GO
Series B
4.00%, 08/01/17	(AGM)	200	215,406
Escondido Union School District/CA GO
Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	175,984
Evergreen Elementary School District GO
Series A
6.00%, 08/01/17	(AGM)	100	112,255
Fullerton School District GO
4.00%, 08/01/17		145	156,491
Long Beach Unified School District GO
Series A
5.00%, 08/01/17		185	203,580
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/32	(PR 08/01/17)	300	330,228
Series F
5.00%, 08/01/17		75	82,680
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/17		210	230,910

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		$220	$242,330
Series B
5.00%, 07/01/17		915	1,007,670
Los Angeles Department of Water & Power RB
Series A
4.13%, 07/01/17		275	297,146
5.00%, 07/01/17		635	698,551
Series A-1
5.00%, 07/01/17	(AMBAC)	270	297,022
Los Angeles Department of Water RB
Series A
4.00%, 07/01/17		100	107,774
Los Angeles Unified School District/CA GO
Series A-1
4.00%, 07/01/17		570	613,907
5.50%, 07/01/17	(FGIC)	135	149,922
Series B
4.00%, 07/01/17	(AMBAC)	150	161,554
Series C
2.00%, 07/01/17		500	516,190
Series I
5.00%, 07/01/17		100	109,936
Series KRY
4.00%, 07/01/17		100	107,703
5.00%, 07/01/17		145	159,407
Series KY
5.00%, 07/01/17		320	351,795
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/17	(AGM)	100	109,393
Metropolitan Water District of Southern California RB
Series C
4.00%, 07/01/17		135	145,368
Series E
4.00%, 07/01/17		100	107,680
Mount San Antonio Community College District GO
0.00%, 08/01/17	(ETM) (NPFGC)	100	98,375

Security		Principal (000s)	Value
Northern California Power Agency RB
Series A
3.00%, 06/01/17		$150	$157,887
5.00%, 06/01/17		100	109,593
Orange County Public Financing Authority RB
5.00%, 06/01/17	(NPFGC)	225	245,713
Sacramento Municipal Utility District RB
Series U
3.63%, 08/15/17	(AGM)	220	235,721
5.00%, 08/15/17	(AGM)	430	474,638
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/17		200	218,880
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/17		285	314,184
San Diego Unified School District/CA GO
Series D-1
5.50%, 07/01/17	(NPFGC)	355	394,068
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/17		225	237,562
San Francisco Bay Area Rapid Transit District RB
Series A
4.00%, 07/01/17		100	107,703
San Francisco Unified School District GO
Series A
5.00%, 06/15/17		260	285,376
San Juan Unified School District GO
Series B
2.00%, 08/01/17		150	154,591
San Mateo County Transportation Authority RB
Series A
5.25%, 06/01/17	(NPFGC)	130	142,982

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Santa Clara Unified School District GO
5.00%, 07/01/17		$200	$219,872
Santa Monica Community College District GO
5.00%, 08/01/17		245	270,088
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	110,962
Southern California Public Power Authority RB
5.00%, 07/01/17		440	483,719
Series A
5.00%, 07/01/17		295	324,098
Southwestern Community College District GO
Series B
5.25%, 08/01/17	(NPFGC-FGIC)	220	243,800
State of California GO
4.00%, 09/01/17		170	183,515
4.20%, 06/01/17	(SGI)	100	107,722
5.00%, 06/01/17	(SGI)	915	1,001,175
Series A
4.25%, 07/01/17		380	411,483
5.00%, 07/01/17		1,020	1,121,347
Series B
5.00%, 09/01/17		100	110,318
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGM)	100	110,186

			16,976,294
COLORADO — 0.58%
City & County of Denver CO GO
Series A
5.00%, 08/01/17		200	220,176
County of Boulder CO RB
5.00%, 07/15/17		50	54,930
Regional Transportation District COP
Series A
5.00%, 06/01/17		300	327,495
University of Colorado RB
Series B
4.00%, 06/01/17		125	134,064
5.00%, 06/01/17		130	142,220

			878,885

Security		Principal (000s)	Value
CONNECTICUT — 1.56%
City of Danbury CT GO
Series B
5.00%, 07/01/17		$265	$290,641
City of Hartford CT GO
Series A
5.25%, 08/15/17	(ETM) (AMBAC)	95	105,194
5.25%, 08/15/17	(AMBAC)	5	5,538
City of Stamford CT GO
Series B
5.00%, 07/01/17		300	329,382
State of Connecticut GO
Series B
5.25%, 06/01/17	(AMBAC)	200	219,660
Series C
5.00%, 06/01/17		630	688,545
5.00%, 06/15/17		100	109,428
Series E
4.00%, 08/15/17		150	161,426
State of Connecticut Special Tax Revenue ST
Series A
4.00%, 08/01/17	(AMBAC)	100	107,582
Series B
5.25%, 07/01/17	(AMBAC)	265	291,929
University of Connecticut RB
Series A
4.00%, 08/15/17		50	53,888

			2,363,213
DELAWARE — 1.04%
City of Wilmington DE GO
Series A
5.00%, 06/01/17	(AGM)	100	109,331
County of New Castle DE GO
Series A
5.00%, 07/15/17		200	219,866
Series B
5.00%, 07/15/17		130	142,913
Delaware Transportation Authority RB
5.00%, 07/01/17		190	208,789
Series A
5.00%, 07/01/17		125	137,361

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
State of Delaware GO
Series A
3.00%, 07/01/17		$130	$136,932
5.00%, 07/01/17		280	307,423
Series B
5.00%, 07/01/17		275	301,934

			1,564,549
DISTRICT OF COLUMBIA — 0.73%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	535	585,408
Series C
5.00%, 06/01/17	(AGM)	100	109,422
Series F
5.00%, 06/01/17	(BHAC)	375	410,332

			1,105,162
FLORIDA — 4.71%
Central Florida Expressway Authority RB
5.00%, 07/01/17		175	191,767
County of Hillsborough FL Utility Revenue RB
Series A
4.00%, 08/01/17		90	96,824
County of Miami-Dade FL GO
5.00%, 07/01/17		120	131,470
Series B
5.00%, 07/01/17		100	109,558
County of Miami-Dade FL RB
4.50%, 08/01/17	(NPFGC-FGIC)	100	108,421
5.00%, 08/01/17	(NPFGC-FGIC)	275	301,328
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
4.00%, 07/01/17		115	123,484
5.00%, 07/01/17		200	219,210
5.00%, 07/01/17	(AGM)	125	137,006
County of Palm Beach FL GO
5.00%, 08/01/17		290	319,612
County of Palm Beach FL RB
4.00%, 06/01/17		100	107,229
Florida Department of Environmental Protection RB
5.00%, 07/01/17	(AGM)	125	136,976

Security		Principal (000s)	Value
Series A
3.25%, 07/01/17		$180	$190,228
Series B
5.00%, 07/01/17		115	126,018
Series B
5.25%, 07/01/17		285	313,896
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/17		620	679,700
Lee County School Board COP
Series B
5.00%, 08/01/17		100	109,867
Miami-Dade County School Board Foundation Inc. COP
Series A
5.00%, 08/01/17	(AMBAC)	100	109,732
State of Florida GO
5.00%, 07/01/17		215	236,008
Series A
5.00%, 06/01/17		805	881,032
5.00%, 07/01/17		285	312,847
Series B
5.00%, 06/01/17		135	147,751
Series C
5.00%, 06/01/17		270	295,501
Series D
5.00%, 06/01/17		225	246,251
5.50%, 06/01/17		180	198,936
Series E
5.00%, 06/01/17		175	191,529
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/17		390	427,642
Series B
5.00%, 07/01/17		235	257,682
Series C
5.00%, 07/01/17		180	197,374
Series E
5.00%, 07/01/17		200	219,304

			7,124,183

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
GEORGIA — 3.80%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/17		$140	$152,151
Forsyth County School District GO
5.00%, 06/01/17	(AGM)	300	328,746
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17		190	207,427
Series A
4.00%, 06/01/17	(AGM)	100	106,848
5.00%, 06/01/17		460	502,191
Gwinnett County Water & Sewerage Authority RB
Series A
4.00%, 08/01/17	(GTD)	200	215,454
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/17	(NPFGC)	165	180,693
State of Georgia GO
Series B
5.00%, 07/01/17		100	109,794
Series D
5.00%, 07/01/17		500	548,970
Series E
5.00%, 08/01/19	(PR 08/01/17)	850	935,229
5.00%, 08/01/21	(PR 08/01/17)	850	935,230
Series I
5.00%, 07/01/17		535	587,398
Series J-1
4.00%, 07/01/17		875	941,176

			5,751,307
HAWAII — 1.46%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/17		125	134,538
Series B
2.50%, 08/01/17		100	104,165
5.00%, 08/01/17		275	302,338

Security		Principal (000s)	Value
City & County of Honolulu HI Wastewater System Revenue RB
Series A
2.00%, 07/01/17		$100	$102,851
3.25%, 07/01/17		100	105,705
4.25%, 07/01/17	(NPFGC)	150	161,901
5.00%, 07/01/17		125	137,006
State of Hawaii GO
Series DN
5.00%, 08/01/17		250	275,157
Series DQ
5.00%, 06/01/17		435	476,086
Series DR
5.00%, 06/01/17		155	169,640
State of Hawaii RB
5.50%, 07/01/17		220	243,949

			2,213,336
IDAHO — 0.07%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17		100	104,935

			104,935
ILLINOIS — 2.71%
Illinois Finance Authority RB
Series B
5.00%, 07/01/17	(ETM)	10	10,961
5.00%, 07/01/17		225	246,451
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/17	(NPFGC-FGIC)	230	224,379
5.20%, 06/15/17	(NPFGC)	100	109,252
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	98,914
Regional Transportation Authority RB
Series A
5.00%, 07/01/17		150	164,196
5.75%, 06/01/17	(AGM)	125	138,434
6.00%, 07/01/17	(NPFGC-FGIC)	200	223,238
State of Illinois GO
5.00%, 06/01/17		75	80,989
5.00%, 08/01/17		475	514,525

56	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
First Series
5.50%, 08/01/17	(NPFGC)	$35	$38,313
Series A
5.00%, 06/01/17		850	917,082
State of Illinois RB
4.00%, 06/15/17		100	107,165
5.00%, 06/15/17		695	759,975
5.00%, 06/15/17	(ETM)	5	5,472
Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	320	353,114
Series B
4.50%, 06/15/17		100	108,257

			4,100,717
INDIANA — 0.23%
Indiana University RB
Series A
2.00%, 06/01/17		100	102,998
Series V-1
3.00%, 08/01/17		225	237,240

			340,238
IOWA — 0.50%
Iowa Finance Authority RB
4.25%, 08/01/17		250	270,682
Series A
4.00%, 08/01/17		145	156,275
State of Iowa RB
4.00%, 06/15/17		150	161,115
Series A
5.00%, 06/01/17		150	164,168

			752,240
KANSAS — 0.29%
Johnson County Water District No. 1 RB
4.50%, 06/01/17		400	433,164

			433,164
KENTUCKY — 2.35%
Kentucky Asset Liability Commission RB
5.00%, 09/01/17		400	440,084
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17		2,250	2,448,652
Series A
3.00%, 07/01/17		50	52,196

Security		Principal (000s)	Value
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/17		$150	$164,727
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/17		400	438,800

			3,544,459
LOUISIANA — 0.48%
Louisiana Public Facilities Authority RB
4.00%, 06/01/17	(AMBAC)	165	176,908
State of Louisiana GO
Series C
5.00%, 07/15/17		365	401,343
State of Louisiana RB
Series A
4.00%, 06/15/17		140	150,342

			728,593
MAINE — 0.36%
Maine Turnpike Authority RB
5.00%, 07/01/17	(AGM)	100	109,723
State of Maine GO
5.00%, 06/01/17		400	437,872

			547,595
MARYLAND — 4.84%
City of Baltimore MD RB
Series D
5.00%, 07/01/17	(AMBAC)	150	164,408
City of Frederick MD GO
5.00%, 09/01/17		100	110,479
County of Baltimore MD GO
5.00%, 08/01/17		285	313,751
County of Frederick MD GO
4.00%, 06/01/17		50	53,631
5.00%, 06/01/18	(PR 06/01/17)	100	109,426
Series B
4.00%, 08/01/17		100	107,703
County of Howard MD GO
Series B
5.00%, 08/15/17		365	402,318
County of Montgomery MD GO
5.00%, 07/01/17		200	219,588

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series A
5.00%, 07/01/17		$100	$109,794
5.00%, 08/01/17		200	220,176
County of Prince George’s MD GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	350	384,783
Series B
5.00%, 07/15/17		200	219,866
Series C
5.00%, 08/01/17		200	220,176
Maryland State Transportation Authority RB
5.00%, 07/01/17		225	246,931
Series A
4.00%, 07/01/17		380	408,561
5.00%, 07/01/17		100	109,747
State of Maryland Department of Transportation RB
5.00%, 06/15/17		150	164,569
Second Series
5.00%, 06/01/17		100	109,479
State of Maryland GO
5.00%, 08/15/23	(PR 08/15/17)	250	275,295
Second Series
5.00%, 07/15/17		250	274,832
5.00%, 08/01/17		410	451,361
Second Series A
3.00%, 08/15/17		100	105,524
Second Series B
5.00%, 08/01/17		475	522,918
5.25%, 08/15/17		360	398,923
Series B
4.50%, 08/01/17		250	272,330
5.00%, 08/01/17		450	495,396
Washington Suburban Sanitary Commission GO
5.00%, 06/01/17		375	410,546
Series A
5.00%, 06/01/17		400	437,916

			7,320,427
MASSACHUSETTS — 5.39%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17		100	107,876

Security		Principal (000s)	Value
Series C
5.25%, 08/01/17		$395	$436,629
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/17		300	322,953
5.00%, 08/01/17		400	439,848
Series B
3.00%, 07/01/17		100	105,194
5.00%, 06/01/17		210	229,603
5.00%, 07/01/17		400	438,608
5.00%, 08/01/17		100	109,962
Series D
5.50%, 08/01/17		215	238,902
Massachusetts Bay Transportation Authority RB
Series B
5.00%, 07/01/17		175	192,348
5.25%, 07/01/17		385	425,314
Series C
5.50%, 07/01/17	(ETM)	5	5,542
5.50%, 07/01/17		805	893,401
Series D
5.00%, 07/01/17	(ETM)	500	548,615
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17		500	553,330
Series 14
3.50%, 08/01/17		100	106,620
5.00%, 08/01/17		100	110,088
Series A
5.25%, 08/01/17		485	536,730
Massachusetts Health & Educational Facilities Authority RB
5.38%, 07/01/17		450	498,051
Massachusetts Municipal Wholesale Electric Co. RB
5.00%, 07/01/17		100	109,464
Massachusetts Port Authority RB
Series B
4.50%, 07/01/17	(AGM)	100	108,397
Series D
5.00%, 07/01/17	(AGM)	120	131,413

58	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/17		$835	$900,547
Massachusetts Water Resources Authority RB
Series J
5.25%, 08/01/17	(AGM)	540	597,861

			8,147,296
MICHIGAN — 0.41%
Michigan Finance Authority RB
Series A
5.00%, 07/01/17		460	505,163
Michigan State University RB
Series A
4.00%, 08/15/17		100	107,653

			612,816
MINNESOTA — 1.61%
State of Minnesota GO
5.00%, 08/01/17		405	445,658
5.00%, 08/01/17	(ETM)	5	5,501
Series A
5.00%, 06/01/17		100	109,434
5.00%, 08/01/17		175	192,568
Series B
5.00%, 08/01/17		275	302,607
Series C
5.00%, 08/01/17		185	203,572
Series D
3.00%, 08/01/17		200	210,832
4.00%, 08/01/17		100	107,727
5.00%, 08/01/17		415	456,663
Series F
4.00%, 08/01/17		375	403,976

			2,438,538
MISSISSIPPI — 0.07%
Mississippi Development Bank RB
Series C
5.00%, 08/01/17		100	109,111

			109,111

Security		Principal (000s)	Value
MISSOURI — 0.29%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/17		$250	$274,485
Series B
5.00%, 07/01/17		150	164,691

			439,176
MONTANA — 0.14%
Montana Department of Transportation RB
4.00%, 06/01/17		200	214,434

			214,434
NEBRASKA — 0.18%
City of Omaha NE GO
5.00%, 06/01/17		250	273,413

			273,413
NEVADA — 2.04%
Clark County School District GOL
Series B
4.50%, 06/15/17	(AMBAC)	450	486,742
Series C
5.00%, 06/15/17		115	125,644
County of Clark Department of Aviation RB
Series D
5.00%, 07/01/17		450	492,588
County of Clark NV RB
5.00%, 07/01/17	(AMBAC)	250	273,778
Series B
3.00%, 07/01/17		150	157,446
State of Nevada GOL
Series D
5.00%, 06/01/17		425	464,755
State of Nevada RB
5.00%, 06/01/17		780	852,961
Washoe County School District/NV GOL
Series A
4.13%, 06/01/17		110	118,110
Series F
3.00%, 06/01/17		100	104,958

			3,076,982

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
NEW HAMPSHIRE — 0.71%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/17		$475	$522,738
State of New Hampshire GO
Series A
5.00%, 07/01/17		200	219,542
Series B
4.00%, 06/01/17		100	107,307
5.00%, 06/01/17		200	218,912

			1,068,499
NEW JERSEY — 2.61%
Camden County Municipal Utilities Authority RB
5.25%, 07/15/17	(GTD)	100	109,780
New Jersey Building Authority RB
Series A
3.00%, 06/15/17		115	119,902
5.00%, 06/15/17		250	271,530
New Jersey Economic Development Authority RB
5.00%, 06/15/17		150	162,233
Series GG
5.00%, 09/01/17	(SAP)	40	43,253
New Jersey Educational Facilities Authority RB
Series F
4.50%, 07/01/17		250	271,697
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/17		315	345,741
Series AA
5.00%, 06/15/17		370	398,094
State of New Jersey GO
5.00%, 06/01/17		215	233,926
5.00%, 08/01/17		100	109,358
5.00%, 06/01/23	(PR 06/01/17)	160	175,082
5.00%, 06/01/25	(PR 06/01/17)	150	164,139
5.00%, 06/01/26	(PR 06/01/17)	100	109,426
5.00%, 06/01/27	(PR 06/01/17)	295	322,807

Security		Principal (000s)	Value
Series H
5.25%, 07/01/17		$125	$137,054
Series L
5.25%, 07/15/17	(AMBAC)	380	417,164
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	442,336
Series Q
5.00%, 08/15/17		100	109,484

			3,943,006
NEW MEXICO — 1.61%
Albuquerque Municipal School District No. 12 GO
Series A
4.00%, 08/01/17	(SAW)	225	242,440
City of Albuquerque NM GO
Series A
4.00%, 07/01/17		100	107,610
City of Albuquerque NM RB
Series B
5.00%, 07/01/17		150	164,656
New Mexico Finance Authority RB
4.50%, 06/01/17		100	108,371
Series B
5.00%, 06/15/17		600	657,480
Santa Fe Public School District GO
5.00%, 08/01/17	(SAW)	250	274,975
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/17		100	109,771
Series A
5.00%, 07/01/17		700	768,397

			2,433,700
NEW YORK — 10.04%
City of Albany NY GOL
Series A
2.00%, 07/01/17		100	101,770
City of New York NY GO
Series 1
5.00%, 08/01/17		50	54,953
Series A
3.00%, 08/01/17		100	105,285
5.00%, 08/01/17		250	274,763

60	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series A-1
4.00%, 08/01/17		$115	$123,734
4.00%, 08/15/17		250	269,268
4.20%, 08/01/17		210	226,920
5.00%, 08/01/17		825	906,716
Series B
4.00%, 08/01/17		100	107,595
5.00%, 08/01/17		590	648,439
Series C
3.00%, 08/01/17		100	105,285
4.00%, 08/01/17		250	268,988
5.00%, 08/01/17		835	917,707
5.25%, 08/01/17		100	110,482
Series E
4.00%, 08/01/17		335	360,443
5.00%, 08/01/17		805	884,735
Series G
4.00%, 08/01/17		440	473,418
5.00%, 08/01/17		100	109,905
Series H
4.00%, 08/01/17		200	215,190
Series I
5.00%, 08/01/17		450	494,572
Series I-1
4.00%, 08/01/17		120	129,114
5.00%, 08/01/17		450	494,572
Series J-1
5.00%, 08/01/17		585	642,944
Metropolitan Transportation Authority RB
Series A
5.50%, 07/01/17	(SAP)	345	382,063
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/17	(SAW)	350	376,516
4.50%, 07/15/17	(SAW)	275	298,953
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/17	(ETM)	20	21,942
5.00%, 08/01/17		80	87,966
Series A-3
4.00%, 08/01/17		335	360,537

Security		Principal (000s)	Value
New York City Trust for Cultural Resources RB
Series D
4.00%, 08/01/17		$250	$268,755
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/17		390	427,346
Series EE
3.00%, 06/15/17		100	104,968
5.00%, 06/15/17		155	169,843
Series FF-1
4.00%, 06/15/17		215	230,820
Series GG
4.00%, 06/15/17		100	107,358
5.00%, 06/15/17		100	109,544
New York State Dormitory Authority RB
3.00%, 07/01/17		100	105,010
4.75%, 07/01/17		100	108,883
5.00%, 07/01/17		740	809,601
Series A
3.10%, 07/01/17		200	210,420
5.00%, 07/01/17		175	191,520
6.00%, 07/01/17	(NPFGC)	100	111,643
Series B
5.00%, 07/01/17	(AGM)	105	114,961
Series D
3.00%, 06/15/17		120	126,151
5.00%, 06/15/17		560	613,189
New York State Environmental Facilities Corp. RB
5.00%, 06/15/17		375	410,966
5.50%, 06/15/17		175	193,697
Series A
5.00%, 06/15/17		305	334,253
5.00%, 08/15/17		225	247,948
Series B
5.00%, 06/15/17		150	164,387
Series C
5.00%, 06/15/17		230	252,059
Port Authority of New York & New Jersey RB
5.00%, 08/15/17	(AGM)	100	110,049

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
Series 163
2.50%, 07/15/17	(GOI)	$50	$51,960
Series 180
3.00%, 06/01/17	50	52,485

15,182,591
NORTH CAROLINA — 1.57%
City of Charlotte NC GO
5.00%, 08/01/17	645	710,067
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/17	100	109,723
Series B
5.00%, 07/01/17	125	137,154
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/17	175	192,390
County of Guilford NC GO
Series A
5.00%, 08/01/17	100	110,088
County of Mecklenburg NC GO
Series A
4.00%, 08/01/17	100	107,776
5.00%, 08/01/17	270	297,238
State of North Carolina GO
Series B
5.00%, 06/01/17	645	706,139

2,370,575
OHIO — 2.28%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/17	575	633,788
Series A
5.00%, 07/01/17	115	126,237
Ohio State University (The) RB
Series A
4.00%, 06/01/17	100	107,296
Ohio State Water Development Authority RB
5.00%, 06/01/17	680	745,158
State of Ohio GO
Series B
5.00%, 08/01/17	480	528,302

Security		Principal (000s)	Value
Series C
5.00%, 08/01/17		$720	$792,030
State of Ohio RB
Series 2007-1
5.00%, 06/15/17	(AGM)	100	109,580
5.50%, 06/15/17	(AGM)	100	110,674
Series 2008-1
5.00%, 06/15/17		270	295,866

			3,448 ,931
OKLAHOMA — 1.17%
Grand River Dam Authority RB
Series A
4.00%, 06/01/17		100	107,161
5.00%, 06/01/17	(BHAC)	150	164,100
Oklahoma Capital Improvement Authority RB
4.00%, 07/01/17		245	262,730
Series A
3.25%, 07/01/17		100	105,774
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/17		100	107,353
Oklahoma County Independent School District No. 12 Edmond GO
2.50%, 08/01/17		65	67,523
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.00%, 07/01/17		100	104,964
Oklahoma Department of Transportation RB
5.00%, 09/01/17		100	110,097
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	134,669
5.00%, 07/15/17		360	396,018
Tulsa County Independent School District No. 1 Tulsa GO
Series B
2.00%, 08/01/17		200	206,020

			1,766,409

62	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
OREGON — 0.77%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/17		$200	$219,334
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	208,234
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	100	107,410
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	110,028
Portland Community College District GO
5.00%, 06/15/17		275	301,392
State of Oregon GO
Series A
5.00%, 08/01/17		200	220,078

			1,166,476
PENNSYLVANIA — 4.54%
City of Philadelphia PA GO
Series A
5.25%, 08/01/17	(AGM)	150	164,975
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/17	(AGM)	175	191,481
Commonwealth of Pennsylvania GO
5.00%, 07/01/17		75	82,080
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	192,332
Series T
5.00%, 07/01/17		450	492,480
Third Series
5.00%, 07/15/17		600	657,432
5.38%, 07/01/17		500	551,375
5.38%, 07/01/17	(AGM)	920	1,014,530
County of Bucks PA GO
5.00%, 06/01/17		150	164,373

Security		Principal (000s)	Value
Delaware County Authority RB
5.00%, 08/01/17		$150	$164,874
Delaware Valley Regional Finance Authority RB
5.75%, 07/01/17		450	495,414
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/17		1,105	1,213,754
Pennsylvania Higher Educational Facilities Authority RB
3.50%, 08/01/17		150	158,427
5.00%, 08/01/17		195	213,716
5.00%, 09/01/17		125	138,035
Series AN
5.00%, 06/15/17		125	136,715
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17		560	613,151
Pennsylvania State University RB
Series B
5.25%, 08/15/17		100	110,637
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/17	(AGM)	100	109,048

			6,864,829
SOUTH CAROLINA — 0.44%
County of Charleston SC GO
Series A
5.50%, 08/01/17		100	111,244
North Charleston Sewer District RB
4.00%, 07/01/17		100	107,213
State of South Carolina GO
Series A
5.00%, 06/01/17		200	218,958
5.00%, 07/01/17	(SAW)	200	219,588

			657,003
SOUTH DAKOTA — 0.14%
South Dakota State Building Authority RB
5.00%, 06/01/17	(ETM) (AGM)	85	92,954
5.00%, 06/01/17	(AGM)	115	125,614

			218,568

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
TENNESSEE — 1.29%
City of Johnson City TN GO
4.00%, 06/01/17		$100	$107,184
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/17		100	107,657
5.00%, 07/01/17		545	598,895
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/17		250	274,190
Metropolitan Nashville Airport Authority (The) RB
Series A
4.13%, 07/01/17	(AGM)	100	107,004
State of Tennessee GO
Series A
4.00%, 08/01/17		695	749,043

			1,943,973
TEXAS — 6.49%
Austin Independent School District GO
4.00%, 08/01/17		250	269,560
5.00%, 08/01/17	(PSF)	215	236,459
City of Arlington TX GOL
Series A
4.00%, 08/15/17		115	123,942
City of Carrollton TX GOL
4.00%, 08/15/17		200	214,802
City of Dallas TX RB
5.00%, 08/15/17	(AGM)	100	108,984
City of El Paso TX GOL
5.00%, 08/15/17		100	109,975
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/17	(NPFGC-FGIC)	175	191,109
City of San Antonio TX GOL
5.00%, 08/01/17		290	319,397

Security		Principal (000s)	Value
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(MT 08/14/17)	$100	$104,961
Corpus Christi Independent School District GO
5.00%, 08/15/17		165	181,706
County of Bexar TX GOL
5.00%, 06/15/17		50	54,756
County of Harris TX GOL
Series C
5.00%, 08/15/17		315	347,127
County of Harris TX RB
Series A
5.00%, 08/15/17	(NPFGC)	355	390,322
County of Tarrant TX GOL
4.00%, 07/15/17		250	269,278
5.00%, 07/15/17		200	219,962
Del Mar College District GOL
5.00%, 08/15/17		100	109,925
Denton Independent School District GO
4.50%, 08/15/17		125	136,064
El Paso Independent School District GO
5.00%, 08/15/17	(PSF)	200	219,976
Houston Independent School District GOL
Series A
5.00%, 08/15/17	(PSF)	300	330,336
Keller Independent School District/TX GO
1.50%, 08/15/17	(PSF)	100	101,892
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	268,955
5.00%, 08/01/17	(PSF)	100	109,981
Leander Independent School District GO
Series A
0.00%, 08/15/17	(PSF)	50	48,993
Lone Star College System GOL
Series A
5.00%, 08/15/17		100	109,794

64	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Magnolia Independent School District/TX GO
5.00%, 08/15/17	(PSF)	$100	$109,988
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	230	249,207
North East Independent School District/TX GO
5.00%, 08/01/17	(PSF)	140	153,973
Series A
5.00%, 08/01/17	(PSF)	250	274,952
North Texas Tollway Authority RB
Series A
4.00%, 09/01/17		25	26,946
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	150	161,646
Permanent University Fund RB
5.00%, 07/01/17		400	439,176
Round Rock Independent School District GO
5.00%, 08/01/17		215	236,459
5.00%, 08/01/17	(PSF)	170	186,968
Series A
4.00%, 08/01/17		125	134,589
San Antonio Independent School District/TX GO
5.00%, 08/15/17	(PSF)	290	319,325
South San Antonio Independent School District/TX GO
4.25%, 08/15/17	(PSF)	90	97,404
State of Texas GO
Series A
5.00%, 08/01/17		200	220,274
Series B
5.00%, 08/01/17		100	110,137
Series D
4.00%, 08/01/17		100	107,824
Series E
4.00%, 08/01/17		340	366,602
Texas Tech University RB
Series A
5.00%, 08/15/17		200	220,150

Security		Principal (000s)	Value
Texas Water Development Board RB
Series A
5.00%, 07/15/17		$225	$247,457
University of Texas System (The) RB
Series A
5.00%, 08/15/17		175	192,892
Series B
3.00%, 08/15/17		250	263,810
5.00%, 08/15/17		145	159,825
5.25%, 08/15/17		390	432,167
Series C
5.00%, 08/15/17		180	198,403
Series E
5.00%, 08/15/17		100	110,224
Waco Independent School District GO
4.25%, 08/15/17	(PSF)	100	108,227
Wylie Independent School District/TX GO
0.00%, 08/15/17	(PSF)	100	97,982

			9,804,863
UTAH — 1.79%
Davis County School District GO
5.00%, 06/01/17	(GTD)	100	109,411
Intermountain Power Agency RB
Series A
4.00%, 07/01/17		600	644,262
State of Utah GO
Series A
4.00%, 07/01/17		510	549,051
5.00%, 07/01/17		815	895,595
Series C
4.00%, 07/01/17		100	107,657
5.00%, 07/01/17		360	395,600

			2,701,576
VIRGINIA — 3.50%
City of Fairfax VA GO
2.50%, 07/15/17		100	104,144
City of Richmond VA GO
Series C
5.00%, 07/15/17	(SAW)	150	164,900
City of Virginia Beach VA GO
Series A
5.00%, 06/01/17		200	218,958

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series B
5.00%, 07/15/17		$175	$192,383
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17		125	136,849
Series B
4.00%, 06/01/17		130	139,529
5.00%, 06/01/17		325	355,807
County of Arlington VA GO
Series C
4.00%, 08/15/17		100	107,874
Series D
5.00%, 08/01/17		200	220,176
County of Henrico VA GO
5.00%, 07/15/17		295	324,302
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/17		100	109,916
Virginia College Building Authority RB
5.00%, 09/01/17		750	827,257
Virginia Public Building Authority RB
Series A
5.00%, 08/01/17		695	764,090
Virginia Public School Authority RB
Series A
5.00%, 08/01/17		220	242,031
Series B
5.00%, 08/01/17		280	308,039
5.00%, 08/01/17	(SAW)	150	165,021
5.25%, 08/01/17		470	519,782
Series C
5.00%, 08/01/17	(SAW)	125	137,518
Series 2010C
5.00%, 08/01/17	(SAW)	230	253,032

			5,291,608
WASHINGTON — 5.36%
Clark County School District No. 114 Evergreen GO
Series B
3.00%, 06/01/17	(GTD)	150	157,488
County of King WA GOL
5.00%, 06/01/17		100	109,445

Security		Principal (000s)	Value
Series B
5.00%, 06/01/17		$100	$109,445
Energy Northwest RB
Series A
4.00%, 07/01/17		160	171,952
4.50%, 07/01/17		285	309,467
5.00%, 07/01/17		1,600	1,755,200
5.25%, 07/01/17	(NPFGC)	275	303,207
Series B
5.00%, 07/01/17		485	532,045
Series C
0.00%, 07/01/17		100	97,781
5.25%, 07/01/17	(NPFGC)	140	154,360
Series D
5.00%, 07/01/17		100	109,700
Port of Seattle WA RB
4.00%, 06/01/17		100	106,881
Series A
4.00%, 08/01/17		200	214,584
State of Washington COP
Series B
4.50%, 07/01/17		305	331,184
Series D
4.00%, 07/01/17		140	150,458
State of Washington GO
Series 2010A
5.00%, 08/01/17		125	137,579
Series B
5.00%, 07/01/17		100	109,771
5.00%, 07/01/17	(AGM)	200	219,542
Series C
0.00%, 06/01/17	(AMBAC)	100	98,013
5.00%, 06/01/17		105	114,917
5.50%, 07/01/17		205	227,316
Series R
5.00%, 07/01/17		130	142,702
Series R-2007C
5.00%, 07/01/17		575	631,183
Series R-2011B
5.00%, 07/01/17		315	345,779
Series R-2011C
5.00%, 07/01/17		945	1,037,336
Series R-2013A
5.00%, 07/01/17		165	181,122

66	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
State of Washington RB
5.00%, 09/01/17		$225	$247,093

			8,105,550
WEST VIRGINIA — 0.07%
West Virginia School Building Authority RB
5.00%, 07/01/17		100	109,369

			109,369
WISCONSIN — 1.60%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 2
5.00%, 06/01/17		400	437,780
Series 4
4.00%, 06/01/17		250	268,240
State of Wisconsin RB
Series 1
4.00%, 07/01/17		325	349,125
5.00%, 07/01/17		100	109,652
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/17	(NPFGC-FGIC)	195	213,915
Series 2
4.00%, 07/01/17		425	456,748
Wisconsin Public Power Inc. RB
Series A
5.00%, 07/01/17	(AGM)	385	421,436
WPPI Energy RB
Series 2013A
4.00%, 07/01/17		150	160,995

			2,417,891

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $147,637,146)			149,297,021

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	398	$398,179

		398,179

TOTAL SHORT-TERM INVESTMENTS
(Cost: $398,179)		398,179

TOTAL INVESTMENTS IN SECURITIES — 99.02%
(Cost: $148,035,325)		149,695,200
Other Assets, Less Liabilities — 0.98%		1,482,746

NET ASSETS — 100.00%		$151,177,946

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.06%

ALABAMA — 0.52%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$100	$113,135
Alabama Public School & College Authority RB
5.00%, 09/01/18	50	56,670
Series A
5.00%, 06/01/18	25	28,149
State of Alabama GO
Series A
5.00%, 08/01/18	50	56,784
Series C
5.00%, 06/01/18	150	169,540

		424,278
ALASKA — 0.98%
Alaska Energy Authority RB Series Sixth
5.00%, 07/01/18	25	28,070
Borough of North Slope AK GO
Series A
4.00%, 06/30/18	100	109,672
5.50%, 06/30/18	95	108,736
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18	100	113,249
5.00%, 09/01/18	100	113,496
State of Alaska GO
Series A
4.00%, 08/01/18	245	269,610
5.00%, 08/01/18	50	56,660

		799,493
ARIZONA — 3.66%
Arizona Board of Regents COP
Series C
5.00%, 06/01/18	100	112,003
Arizona State University RB
Series A
4.00%, 07/01/18	30	32,871
Arizona Transportation Board RB
5.00%, 07/01/18	120	135,640

Security		Principal (000s)	Value
Series A
5.00%, 07/01/18		$125	$140,905
City of Chandler AZ GO
3.13%, 07/01/18		30	32,083
City of Mesa AZ GO
5.00%, 07/01/18	(NPFGC-FGIC)	45	50,726
City of Mesa AZ RB
3.00%, 07/01/18		20	21,263
City of Phoenix AZ GOL
Series C
4.00%, 07/01/18		60	65,842
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		425	479,435
5.25%, 07/01/18	(NPFGC-FGIC)	150	170,746
Series A
5.00%, 07/01/18		225	252,628
City of Scottsdale AZ GOL
3.00%, 07/01/18		155	164,990
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18		50	56,413
City of Tempe AZ GO
Series A
4.00%, 07/01/18		155	170,249
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/18		30	33,910
County of Pima AZ GO
4.00%, 07/01/18	(AGM)	135	147,963
County of Pima AZ RB
4.00%, 07/01/18		90	98,581
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18		110	124,147
Maricopa County Community College District GO
4.00%, 07/01/18		305	335,006
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18		75	84,517
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18		145	163,898

68	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Yavapai County Community College District GOL
4.00%, 07/01/18		$100	$109,602

			2,983,418
CALIFORNIA — 14.77%
Burbank Unified School District GO
Series C
0.00%, 08/01/18	(NPFGC-FGIC)	50	47,293
Cabrillo Community College District GO
5.00%, 08/01/18		100	113,367
California State Public Works Board RB
5.00%, 09/01/18		250	284,070
Series G
5.00%, 09/01/18		75	84,941
City & County of San Francisco CA GO
Series A
5.00%, 06/15/18		130	147,243
City of Cupertino CA COP
2.00%, 07/01/18		50	51,856
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		50	56,959
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/18		210	237,123
County of Sacramento CA Airport System Revenue RB
Series D
3.90%, 07/01/18	(AGM)	110	119,401
Desert Sands Unified School District GO
4.00%, 08/01/18		50	54,959
East Bay Municipal Utility District Water System Revenue RB
4.00%, 06/01/18		20	21,968
Series B
5.00%, 06/01/18		200	225,920
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18	(NPFGC)	100	113,644

Security		Principal (000s)	Value
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/18	(NPFGC-FGIC)	$70	$80,241
Grossmont Union High School District GO
Series A
5.00%, 08/01/18		100	113,261
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGM)	170	192,425
Huntington Beach Union High School District GO
4.00%, 08/01/18		75	82,647
Las Virgenes Unified School District GO
Series D
0.00%, 09/01/18	(NPFGC)	75	71,001
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18		100	112,973
Long Beach Unified School District GO
Series A
5.00%, 08/01/18		40	45,276
Los Altos Elementary School District GO
3.00%, 08/01/18		100	107,243
Los Angeles Community College District/CA GO
Series E-1
4.00%, 08/01/18		100	110,196
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18		100	109,299
Series A
5.00%, 07/01/18		515	584,322
Series B
5.00%, 06/01/18		130	147,380
Los Angeles County Public Works Financing Authority RB
Series A
5.00%, 08/01/18		100	113,185

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Los Angeles Department of Water & Power RB
Series A
3.00%, 07/01/18		$200	$213,686
4.00%, 07/01/18		135	148,555
5.00%, 07/01/18		160	181,182
Series B
5.00%, 07/01/18		225	254,788
Los Angeles Department of Water RB
Series B
5.00%, 07/01/18		35	39,694
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		220	248,974
Series A-1
5.50%, 07/01/18	(FGIC)	270	309,876
Series B
5.00%, 07/01/18		200	226,340
Series D
5.00%, 07/01/18		50	56,585
Series KRY
5.00%, 07/01/18		240	271,608
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/18	(AGM)	125	140,520
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18		230	260,450
Series E
4.00%, 07/01/18		50	55,021
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	125	140,829
Northern California Power Agency RB
Series A
5.00%, 07/01/18		175	197,988
Pasadena Unified School District GO
Series A-1
5.00%, 08/01/18		100	113,402
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/18		135	152,504

Security		Principal (000s)	Value
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18	(AMBAC)	$90	$104,043
Series U
5.00%, 08/15/18	(AGM)	95	107,918
Series X
5.00%, 08/15/18		75	85,199
San Diego Community College District GO
5.00%, 08/01/18		195	221,951
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/18		80	90,750
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/18	(NPFGC-FGIC)	140	133,967
Series R-3
5.00%, 07/01/18		100	113,067
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/18		150	170,244
San Francisco Unified School District GO
Series E
5.00%, 06/15/18		80	90,475
San Jose Financing Authority RB
Series A
5.00%, 06/01/18		100	112,742
San Juan Unified School District GO
5.00%, 08/01/18		75	84,893
San Mateo County Community College District GO
Series A
0.00%, 09/01/18	(NPFGC)	200	191,944
Santa Clara Unified School District GO
5.00%, 07/01/18		100	113,205
Santa Monica Community College District GO
Series A
4.00%, 08/01/18		100	110,196

70	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Southern California Public Power Authority RB
5.00%, 07/01/18		$450	$509,422
Series A
3.50%, 07/01/18		100	108,409
State of California GO
4.50%, 08/01/18		205	228,876
5.00%, 09/01/18		620	703,898
Series A
4.40%, 07/01/18		220	244,605
5.00%, 07/01/18	(ETM)	1,380	1,560,808
5.00%, 07/01/18		425	482,145
Series B
5.00%, 09/01/18		25	28,383

			12,037,335
COLORADO — 0.56%
City & County of Denver CO GO
5.25%, 08/01/18		70	79,896
Series A
5.00%, 08/01/18		145	164,314
Regional Transportation District COP
Series A
5.00%, 06/01/18		100	111,920
University of Colorado RB
5.00%, 06/01/18		90	101,368

			457,498
CONNECTICUT — 1.96%
City of Bristol CT GO
4.00%, 07/15/18		60	65,707
City of Stamford CT GO
5.00%, 08/15/18		100	113,366
State of Connecticut GO
Series B
5.25%, 06/01/18	(AMBAC)	240	271,123
Series C
5.00%, 06/01/18		170	190,725
5.00%, 06/15/18		250	280,742
State of Connecticut RB
Series A
5.00%, 06/01/18		150	169,089

Security		Principal (000s)	Value
State of Connecticut Special Tax Revenue ST
Series B
5.25%, 07/01/18	(AMBAC)	$100	$113,521
Town of Watertown CT GO
Series B
5.00%, 07/01/18		150	169,137
Town of West Hartford CT GO
Series A
5.00%, 07/01/18		100	113,170
University of Connecticut RB
Series A
4.00%, 08/15/18		100	109,837

			1,596,417
DELAWARE — 1.09%
County of New Castle DE GO
Series B
4.00%, 07/15/18		135	148,392
Delaware Transportation Authority RB
5.00%, 07/01/18		120	135,887
Series A
5.00%, 07/01/18		285	322,731
State of Delaware GO
5.00%, 07/01/18		250	283,012

			890,022
DISTRICT OF COLUMBIA — 0.56%
District of Columbia GO
Series A
5.00%, 06/01/18		125	140,663
Series B
5.25%, 06/01/18	(AMBAC)	210	237,947
Washington Metropolitan Area Transit Authority RB
Series A
5.00%, 07/01/18		70	78,954

			457,564
FLORIDA — 4.29%
County of Hillsborough FL RB
5.00%, 08/01/18		30	33,888
County of Miami-Dade FL RB
5.25%, 08/01/18	(NPFGC-FGIC)	50	56,628

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/18		$145	$163,450
County of Palm Beach FL RB
5.00%, 06/01/18		200	225,194
Florida Department of Environmental Protection RB
Series B
5.25%, 07/01/18		380	430,855
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18		155	169,832
5.00%, 07/01/18		310	349,550
Hillsborough County School Board COP
5.50%, 07/01/18		100	113,664
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18		75	84,261
Miami-Dade County School Board Foundation Inc. COP
Series A
5.00%, 08/01/18	(AMBAC)	50	56,294
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18		100	112,622
State of Florida GO
5.00%, 07/01/18		100	112,930
Series A
5.00%, 06/01/18		560	630,918
Series B
5.00%, 06/01/18		175	197,162
Series D
5.00%, 06/01/18		100	112,664
Series E
5.00%, 06/01/18		70	78,865
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18		405	450,072
5.00%, 07/01/18		100	112,724

			3,491,573

Security	Principal (000s)	Value
GEORGIA — 2.52%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18	$50	$55,735
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18	40	44,828
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/18	250	280,575
5.00%, 06/01/18	(AGM)	200	224,460
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18	45	50,710
Series B
4.00%, 07/01/18	100	109,333
State of Georgia GO
Series A
5.00%, 07/01/18	275	310,934
Series B
4.25%, 08/01/18	150	166,296
5.00%, 07/01/18	100	113,067
Series E-2
4.00%, 09/01/18	125	137,769
Series I
5.00%, 07/01/18	495	559,682

2,053,389
HAWAII — 2.30%
City & County of Honolulu HI GO
4.00%, 08/01/18	50	54,899
Series B
5.00%, 08/01/18	150	169,600
City & County of Honolulu HI Wastewater System Revenue RB
3.00%, 07/01/18	180	191,660
Series 2009A
5.00%, 07/01/18	80	89,823
Series A
5.00%, 07/01/18	100	112,861
County of Maui HI GO
5.00%, 06/01/18	150	169,148

72	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
State of Hawaii GO
5.00%, 06/01/18		$160	$180,638
Series DO
5.00%, 08/01/18		200	226,556
Series DQ
5.00%, 06/01/18	(ETM)	500	562,930
State of Hawaii RB
Series B
5.25%, 07/01/18	(AGM)	100	113,831

			1,871,946
ILLINOIS — 2.51%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		70	78,631
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	205	196,128
Regional Transportation Authority RB
5.75%, 06/01/18	(AGM)	50	57,185
Series A
5.00%, 07/01/18		50	56,174
Series B
5.50%, 06/01/18	(NPFGC)	160	181,856
State of Illinois GO
0.00%, 08/01/18		100	92,371
4.00%, 07/01/18		360	384,415
5.00%, 08/01/18		185	203,589
First Series
5.50%, 08/01/18	(NPFGC)	135	150,736
State of Illinois RB
3.00%, 06/15/18		150	159,007
5.00%, 06/15/18		130	145,974
Series B
5.00%, 06/15/18		305	342,478

			2,048,544
INDIANA — 0.39%
Indiana University RB
Series 2008A
5.00%, 06/01/18		100	112,765

Security	Principal (000s)	Value
Purdue University RB
Series Y
5.00%, 07/01/18	$185	$208,793

321,558
IOWA — 0.54%
Iowa City Community School District GO
Series B
3.00%, 06/01/18	135	143,605
Iowa Finance Authority RB
4.50%, 08/01/18	80	89,272
5.00%, 08/01/18	135	152,921
Series A
5.00%, 08/01/18	50	56,660

442,458
KANSAS — 0.25%
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/18	180	203,945

203,945
KENTUCKY — 0.50%
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/18	75	84,546
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/18	285	321,654

406,200
LOUISIANA — 0.28%
State of Louisiana GO
Series A
5.00%, 08/01/18	200	226,262

226,262
MAINE — 0.06%
Maine Turnpike Authority RB
5.00%, 07/01/18	(AGM)	40	45,158

45,158
MARYLAND — 5.41%
City of Frederick MD GO
5.00%, 09/01/18	175	198,786
County of Baltimore MD GO
5.00%, 08/01/18	250	283,300

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
County of Frederick MD GO
4.00%, 08/01/18	$100	$109,941
County of Harford MD GO
5.00%, 07/01/18	150	169,446
County of Howard MD GO
Series A
5.00%, 08/15/18	100	113,437
Series B
5.00%, 08/15/18	150	170,155
County of Montgomery MD GO
Series A
5.00%, 07/01/18	100	113,067
5.00%, 08/01/18	100	113,320
County of Montgomery MD GOL
Series A
5.00%, 08/01/18	150	169,980
County of Prince George’s MD GOL
4.00%, 07/15/18	25	27,489
Series A
5.00%, 09/01/18	250	283,920
Maryland State Transportation Authority RB
5.00%, 07/01/18	250	282,325
Series A
4.00%, 07/01/18	110	120,711
5.00%, 07/01/18	95	107,283
State of Maryland Department of Transportation RB
4.00%, 09/01/18	50	55,072
State of Maryland GO
4.00%, 08/15/18	535	589,174
5.25%, 08/15/18	155	177,111
Second Series
5.00%, 07/15/18	270	305,605
Series A
5.00%, 08/01/18	200	226,640
Series B
5.00%, 08/01/18	150	169,980
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18	350	394,775
Series 2009A
4.00%, 06/01/18	110	120,645

Security		Principal (000s)	Value
Series 2010A
4.00%, 06/01/18		$100	$109,677

			4,411,839
MASSACHUSETTS — 4.62%
Commonwealth of Massachusetts GOL
5.00%, 06/01/18		100	112,597
Series A
3.70%, 08/01/18		100	108,845
5.00%, 08/01/18		125	141,370
Series B
4.00%, 06/01/18		240	262,764
4.00%, 07/01/18		25	27,417
5.00%, 08/01/18		475	537,206
Series D
5.50%, 08/01/18		160	183,569
5.50%, 08/01/18	(NPFGC)	100	114,731
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/18		100	110,075
5.00%, 07/01/24	(PR 07/01/18)	100	112,930
5.25%, 07/01/18		275	313,701
Series B
5.00%, 07/01/18		270	305,840
5.25%, 07/01/18		105	119,777
Series C
5.00%, 07/01/31	(PR 07/01/18)	200	225,996
Series D
5.00%, 07/01/18		120	135,929
Massachusetts Clean Water Trust (The) RB
Series 12B
5.00%, 08/01/18		185	209,642
Series 15A
5.00%, 08/01/18		455	515,606
Massachusetts Water Resources Authority RB
5.00%, 08/01/18		200	226,840

			3,764,835
MICHIGAN — 0.73%
Michigan Finance Authority RB Series A
5.00%, 07/01/18		525	593,061

			593,061

74	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
MINNESOTA — 1.72%
Metropolitan Council GO
Series D
5.00%, 09/01/18	$25	$28,392
State of Minnesota GO
5.00%, 08/01/18	265	300,110
Series A
5.00%, 08/01/18	350	396,371
Series B
5.00%, 08/01/18	125	141,561
Series F
4.00%, 08/01/18	300	329,928
State of Minnesota RB
4.00%, 06/01/18	(AGM)	155	169,499
University of Minnesota RB
5.00%, 08/01/18	30	33,931

1,399,792
MISSOURI — 0.21%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18	75	84,801
Series A
5.00%, 07/01/18	75	84,800

169,601
MONTANA — 0.21%
Montana Department of Transportation RB
5.00%, 06/01/18	150	168,846

168,846
NEBRASKA — 0.13%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18	100	109,638

109,638
NEVADA — 0.95%
Clark County School District GOL Series A
5.00%, 06/15/18	55	61,663
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18	275	309,050

Security		Principal (000s)	Value
Series D
5.00%, 07/01/18		$50	$56,225
County of Clark NV RB
Series A
5.25%, 07/01/18		55	62,191
State of Nevada GOL
5.00%, 06/01/18		25	28,141
5.00%, 08/01/18		180	203,521
Washoe County School District/NV GOL
Series F
5.00%, 06/01/18		50	56,104

			776,895
NEW HAMPSHIRE — 0.53%
New Hampshire Municipal Bond Bank RB
Series C
5.50%, 08/15/18		165	189,354
State of New Hampshire GO
Series A
5.00%, 07/01/18		110	124,336
Series B
4.00%, 06/01/18		70	76,751
State of New Hampshire RB
5.00%, 09/01/18		35	39,543

			429,984
NEW JERSEY — 3.59%
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		150	165,919
New Jersey Economic Development Authority RB
5.00%, 06/15/18		250	278,072
Series A
0.00%, 07/01/18	(NPFGC)	55	51,159
Series EE
5.00%, 09/01/18		430	470,639
Series PP
5.00%, 06/15/18		100	109,071
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18	(SAP)	115	126,967

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series J
5.00%, 07/01/18		$50	$56,533
Series K
4.25%, 07/01/18		100	110,671
New Jersey Environmental Infrastructure Trust RB
Series A
4.00%, 09/01/18	(GTD)	300	330,432
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		400	436,284
5.75%, 06/15/18		50	55,693
Series B
5.00%, 06/15/18		75	81,803
State of New Jersey GO
5.00%, 06/01/18		170	189,570
Series H
5.25%, 07/01/18		145	163,166
Series L
5.25%, 07/15/18	(AMBAC)	50	56,321
Series M
5.50%, 07/15/18	(AMBAC)	165	187,181
Series Q
5.00%, 08/15/18		50	56,028

			2,925,509
NEW MEXICO — 1.67%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18	(SAW)	100	106,561
City of Albuquerque NM GO
Series A
4.00%, 07/01/18		50	54,987
City of Santa Fe NM RB
Series A
4.00%, 06/01/18		35	38,285
County of Santa Fe NM GO
4.00%, 07/01/18		100	109,974
Series A
3.00%, 07/01/18		75	80,083
New Mexico Finance Authority RB
4.00%, 06/01/18		60	65,790
5.00%, 06/15/18		300	338,559

Security		Principal (000s)	Value
Series E
4.00%, 06/01/18		$80	$87,720
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	164,748
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18		280	316,493

			1,363,200
NEW YORK — 9.54%
City of New York NY GO
5.00%, 08/01/18		250	281,672
Series 1
4.00%, 08/01/18		100	109,407
5.00%, 08/01/18		260	292,939
Series A
3.00%, 08/01/18		125	132,680
Series B
5.00%, 08/01/18		245	276,039
Series C
4.00%, 08/01/18		185	202,403
5.00%, 08/01/18		445	501,377
5.25%, 08/01/18		70	79,440
Series D
5.00%, 08/01/18		45	50,701
Series E
4.00%, 08/01/18		230	251,636
5.00%, 08/01/18		80	90,135
Series F
5.00%, 08/01/18		50	56,335
Series G
5.00%, 08/01/18		500	563,345
Series I
5.00%, 08/01/18		430	484,477
Series I-1
5.00%, 08/01/18		355	399,975
Series J
5.00%, 08/01/18		50	56,335
County of Onondaga NY GO
Series A
5.00%, 06/15/18		125	140,644
County of Orange NY GO
Series A
5.00%, 07/15/18		25	28,195

76	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
County of Westchester NY GO
5.00%, 07/01/18		$100	$113,102
County of Westchester NY GOL
4.00%, 07/01/18		20	21,974
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/18	(SAP)	150	172,360
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/18	(SAW)	380	428,302
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18		100	112,921
Series A-3
5.00%, 08/01/18		145	164,195
New York City Water & Sewer System RB
5.00%, 06/15/18		50	56,459
Series C
5.25%, 06/15/18		115	130,762
Series D
0.00%, 06/15/18		60	58,170
Series FF
5.00%, 06/15/18		115	129,314
Series FF-1
3.25%, 06/15/18		100	106,716
5.00%, 06/15/18		120	134,936
New York State Dormitory Authority RB
4.00%, 07/01/18		30	32,750
5.00%, 07/01/18		165	185,307
5.50%, 07/01/18	(NPFGC-FGIC)	140	159,515
Series A
4.00%, 07/01/18		150	163,747
4.00%, 07/01/18	(GOI)	135	148,055
5.00%, 07/01/18		100	112,348
Series D
5.00%, 06/15/18		270	303,607
Series E
5.00%, 08/15/18		125	141,218

Security	Principal (000s)	Value
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18	$85	$95,781
Series A
5.00%, 06/15/18	150	169,026
Series B
5.00%, 06/15/18	255	287,344
5.00%, 08/15/18	75	84,917
Port Authority of New York & New Jersey RB
5.00%, 07/15/18	(GOI)	230	259,316

7,769,877
NORTH CAROLINA — 2.03%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	115	130,108
City of Charlotte NC Airport Revenue RB
5.00%, 07/01/18	25	28,061
City of Charlotte NC GO
Series A
5.00%, 07/01/18	80	90,454
Series C
5.00%, 06/01/18	130	146,631
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	150	169,446
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	124,750
County of Forsyth NC GO
5.00%, 07/01/18	80	90,454
County of Guilford NC GO
Series D
4.00%, 08/01/18	50	55,022
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	75	80,078
5.00%, 08/01/18	25	28,330
State of North Carolina GO
Series B
5.00%, 06/01/18	200	225,586
Series D
3.00%, 06/01/18	350	372,739

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
Town of Cary NC GO
Series A
5.00%, 06/01/18	$100	$112,793

		1,654,452
OHIO — 1.70%
City of Columbus OH GO
Series A
4.00%, 06/01/18	245	268,549
Ohio State University (The) RB
Series A
5.00%, 06/01/18	50	56,383
Ohio State Water Development Authority RB
5.00%, 06/01/18	100	112,899
Series A
5.00%, 06/01/18	100	112,899
Series B
5.00%, 06/01/18	90	101,609
State of Ohio GO
Series A
3.00%, 08/01/18	100	106,629
4.00%, 08/01/18	250	274,492
Series B
5.00%, 08/01/18	50	56,639
Series C
3.00%, 08/01/18	50	53,264
4.00%, 08/01/18	115	126,267
State of Ohio RB
Series 2008-1
5.75%, 06/15/18	100	115,083

		1,384,713
OKLAHOMA — 0.71%
County of Oklahoma OK GOL
Series A
3.75%, 08/01/18	50	54,490
Grand River Dam Authority RB
Series A
3.00%, 06/01/18	100	106,277
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/18	250	281,364
Series B
5.00%, 07/01/18	45	50,726

Security	Principal (000s)	Value
State of Oklahoma GO
Series A
5.00%, 07/15/18	$75	$84,888

577,745
OREGON — 0.67%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	290	327,874
Portland Community College District GO
5.00%, 06/15/18	100	112,924
State of Oregon GO
Series A
4.00%, 08/01/18	95	104,444

545,242
PENNSYLVANIA — 3.95%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/18	100	112,389
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18	225	252,295
5.00%, 07/01/18	290	325,908
Third Series
5.38%, 07/01/18	(AGM)	520	591,484
County of Bucks PA GO
5.00%, 06/01/18	95	107,349
County of Erie PA GO
Series C
3.00%, 09/01/18	100	106,270
Delaware County Authority RB
4.00%, 08/01/18	100	109,659
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/18	765	864,702
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 06/15/18	100	112,355
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18	170	191,396

78	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Pennsylvania Turnpike Commission RB
Series A
5.25%, 07/15/18	(AGM)	$50	$56,580
School District of Philadelphia (The) GO
Series D
5.00%, 09/01/18	(SAW)	250	280,033
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18		100	111,776

			3,222,196
SOUTH CAROLINA — 0.37%
South Carolina State Ports Authority RB
5.00%, 07/01/18		100	111,803
State of South Carolina GO
Series A
5.00%, 06/01/18		170	191,748

			303,551
SOUTH DAKOTA — 0.14%
South Dakota Conservancy District RB
Series 2012B
4.00%, 08/01/18		100	109,872

			109,872
TENNESSEE — 0.86%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/18		250	282,325
Series D
4.00%, 07/01/18		100	109,737
5.00%, 07/01/18		105	118,576
State of Tennessee GO
Series A
4.00%, 09/01/18		125	137,769
5.00%, 08/01/18		45	50,994

			699,401
TEXAS — 6.37%
City of San Antonio TX GOL
4.50%, 08/01/18		50	55,891
5.00%, 08/01/18		100	113,420
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	54,932

Security		Principal (000s)	Value
Coppell Independent School District GO
Series B
0.00%, 08/15/18		$145	$137,979
County of Bexar TX GOL
Series A
5.00%, 06/15/18		150	169,692
County of Harris TX GO
Series C
5.25%, 08/15/18	(AGM)	150	171,708
County of Harris TX RB
Series C
5.00%, 08/15/18		90	101,765
County of Tarrant TX GOL
5.00%, 07/15/18		25	28,322
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	153,810
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	164,534
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	225	254,632
Frisco Independent School District GO
Series B
5.00%, 08/15/18	(PSF)	100	113,170
Grapevine-Colleyville Independent School District GO
Series B
5.00%, 08/15/18		150	169,822
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	120	135,804
Keller Independent School District/TX GO
Series A
0.00%, 08/15/18	(PSF)	25	24,062
Klein Independent School District GO
Series A
5.00%, 08/01/18	(PSF)	150	169,591
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	100	113,818

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series B
0.00%, 08/15/18		$170	$162,229
Lewisville Independent School District GO
Series A
4.00%, 08/15/18	(PSF)	210	230,714
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	50	56,585
North East Independent School District/TX GO
Series A
5.00%, 08/01/18	(PSF)	150	169,592
North Texas Municipal Water District RB
4.00%, 06/01/18		150	164,081
4.00%, 09/01/18		100	109,990
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	65,918
Permanent University Fund RB
5.00%, 07/01/18		150	169,497
Round Rock Independent School District GO
4.50%, 08/01/18		75	83,570
5.00%, 08/01/18		80	90,449
South San Antonio Independent School District/TX GO
4.25%, 08/15/18	(PSF)	100	110,515
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	100	108,210
State of Texas GO
4.00%, 08/01/18		100	110,143
Series B
3.00%, 08/01/18		150	160,301
5.00%, 08/01/18		75	85,065
Series C
5.00%, 08/01/18		75	85,065
Texas Tech University RB
Series A
5.00%, 08/15/18		200	226,216
Texas Water Development Board RB
4.00%, 07/15/18		135	148,158

Security		Principal (000s)	Value
University of Texas System (The) RB
Series B
4.00%, 08/15/18		$200	$220,112
5.25%, 08/15/18		140	159,870
Series C
5.00%, 08/15/18		300	340,098

			5,189,330
UTAH — 2.55%
County of Salt Lake UT RB
Series A
5.00%, 08/15/18		100	113,393
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	73,250
Intermountain Power Agency RB
Series A
4.00%, 07/01/18		285	311,981
5.00%, 07/01/18		115	129,553
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	60,336
5.00%, 01/01/24	(PR 07/01/18)	150	169,395
Series C
3.00%, 07/01/18		60	64,106
5.00%, 07/01/18		820	928,560
Utah Transit Authority RB
Series A
5.00%, 06/15/18	(AGM)	205	231,205

			2,081,779
VERMONT — 0.18%
State of Vermont GO
Series D
4.00%, 08/15/18		130	143,209

			143,209
VIRGINIA — 4.21%
City of Alexandria VA GO
5.00%, 06/15/18	(SAW)	100	112,921
5.00%, 07/15/18		5	5,659
City of Newport News VA GO
Series B
5.00%, 07/01/18		55	62,263

80	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
City of Richmond VA GO
Series B
5.00%, 07/15/18		$150	$169,776
City of Virginia Beach VA GO
Series B
5.00%, 07/15/18		200	226,374
Commonwealth of Virginia GO
Series B
5.00%, 06/01/18		300	338,379
County of Arlington VA GO
Series B
4.00%, 08/15/18		100	110,126
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18		125	141,484
County of Henrico VA GO
Series A
5.00%, 08/01/18		100	113,320
County of Loudoun VA GO
Series A
5.00%, 07/01/18		100	113,067
University of Virginia RB
5.00%, 09/01/18		125	142,096
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/18		75	84,668
Virginia College Building Authority RB
5.00%, 09/01/18	(SAW)	300	340,125
Series B
5.00%, 09/01/18	(SAW)	200	226,750
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18		100	110,171
5.00%, 08/01/18	(SAP)	170	192,155
Series B-1
5.00%, 08/01/18		100	113,032
Series C
5.00%, 08/01/18		100	113,032
Virginia Public School Authority RB
5.00%, 07/15/18	(SAW)	75	84,890
Series B
5.00%, 08/01/18		60	67,882
5.00%, 08/01/18	(SAW)	105	118,794

Security		Principal (000s)	Value
Series C
4.00%, 08/01/18	(SAW)	$275	$302,132
5.00%, 08/01/18		125	141,421

			3,430,517
WASHINGTON — 6.86%
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.00%, 06/01/18		110	123,857
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/18		175	192,509
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	100	109,354
County of King WA GOL
5.00%, 06/01/18		100	112,765
County of Pierce WA RB
5.00%, 08/01/18		100	112,885
Energy Northwest RB
5.00%, 07/01/18		145	163,499
Series A
5.00%, 07/01/18		1,425	1,606,802
5.25%, 07/01/18		530	601,847
Port of Seattle WA RB
5.00%, 06/01/18		25	28,011
State of Washington COP
Series A
5.00%, 07/01/18		125	140,905
State of Washington GO
Series 2010A
5.00%, 08/01/18		115	130,149
Series 2010C
5.00%, 08/01/18		120	135,808
Series 2013A
5.00%, 08/01/18		315	356,495
Series A
5.00%, 08/01/18		265	299,908
Series B
5.00%, 08/01/18		250	282,932
Series B-2
5.00%, 08/01/18		125	141,466

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal or Shares (000s)	Value
Series C
5.50%, 07/01/18	$115	$131,824
Series D
5.00%, 07/01/18	300	338,790
Series R-2011C
5.00%, 07/01/18	150	169,395
Series R-2015
5.00%, 07/01/18	100	112,930
State of Washington RB
5.00%, 09/01/18	200	225,432
University of Washington RB
Series C
5.00%, 07/01/18	65	73,471

5,591,034
WISCONSIN — 1.41%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	150	169,148
Series 2
5.00%, 06/01/18	25	28,191
Series 5
5.00%, 06/01/18	100	112,765
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18	490	553,019
Wisconsin Public Power Inc. RB
Series A
5.00%, 07/01/18	(AGM)	255	286,398

1,149,521

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $80,372,806)	80,722,697

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	290	290,358

290,358

TOTAL SHORT-TERM INVESTMENTS (Cost: $290,358)	290,358

Value
TOTAL INVESTMENTS IN SECURITIES — 99.41%
(Cost: $80,663,164)	$81,013,055
Other Assets, Less Liabilities — 0.59%	478,558

NET ASSETS — 100.00%	$81,491,613

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

82	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.04%

ALABAMA — 0.91%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	$110	$127,375
City of Huntsville AL GO
Series A
5.00%, 09/01/19	45	52,270
State of Alabama GO
Series A
4.00%, 06/01/19	100	111,958
5.00%, 08/01/19	125	145,139

		436,742
ALASKA — 0.51%
Borough of North Slope AK GO
Series A
4.00%, 06/30/19	15	16,709
5.00%, 06/30/19	10	11,552
State of Alaska GO
Series A
4.00%, 08/01/19	175	195,902
Series B
5.00%, 08/01/19	20	23,231

		247,394
ARIZONA — 2.55%
Arizona Board of Regents COP
Series B
5.00%, 06/01/19	100	114,578
Arizona Transportation Board RB
5.00%, 07/01/19	50	57,916
City of Flagstaff AZ GOL
Series B
4.00%, 07/01/19	25	27,771
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	53,783
5.00%, 07/01/19	25	28,902
Series A
4.00%, 07/01/19	105	116,576
5.00%, 07/01/19	130	149,843
City of Scottsdale AZ GOL
3.00%, 07/01/19	75	80,512

Security	Principal (000s)	Value
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	$40	$46,135
County of Pima AZ RB
4.00%, 07/01/19	25	27,815
County of Pima AZ Sewer System Revenue RB
Series B
5.00%, 07/01/19	65	75,057
Maricopa County Community College District GO
Series D
4.00%, 07/01/19	145	161,964
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19	(AGM)	50	58,592
Maricopa County Unified School District No. 69 Paradise Valley GO
Series D
3.50%, 07/01/19	40	43,609
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19	80	92,665
Scottsdale Preserve Authority RB
5.00%, 07/01/19	80	92,306

1,228,024
CALIFORNIA — 17.33%
Anaheim Public Financing Authority RB
0.00%, 09/01/19	(AGM)	50	46,568
California State Public Works Board RB
Series A
5.00%, 09/01/19	150	173,626
Series D
5.00%, 09/01/19	75	86,813
Series F
4.00%, 09/01/19	25	27,869
City & County of San Francisco CA GO
Series A
5.00%, 06/15/19	40	46,507
City of Los Angeles CA GO
Series A
4.00%, 09/01/19	15	16,851
5.00%, 09/01/19	165	192,454

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		$225	$260,892
5.25%, 06/01/19		25	29,245
City of Santa Rosa CA Wastewater Revenue RB
Series B
0.00%, 09/01/19	(AMBAC)	60	55,264
Coast Community College District GO
Series A
5.00%, 08/01/19		80	93,141
County of Santa Clara CA GO
Series B
5.00%, 08/01/19		25	29,209
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19		55	63,740
Series B
4.00%, 06/01/19		20	22,366
5.00%, 06/01/19		20	23,178
El Camino Community College District GO
5.00%, 08/01/19		40	46,478
Foothill-De Anza Community College District GO
5.25%, 08/01/19	(NPFGC)	40	47,156
Long Beach Unified School District GO
Series A
4.00%, 08/01/19		25	27,950
5.00%, 08/01/19		20	23,202
Los Altos Elementary School District GO
5.00%, 08/01/19		25	29,162
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/19		130	151,759
Series B
5.00%, 07/01/19		135	157,167
Series D
5.00%, 07/01/19		125	145,753

Security	Principal (000s)	Value
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/19	$225	$261,437
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	70	81,494
Series B
5.00%, 07/01/19	175	203,735
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	50	53,847
5.00%, 07/01/19	20	23,239
Series C
5.00%, 07/01/19	100	116,194
Series F
5.00%, 07/01/19	50	58,097
Series I
5.00%, 07/01/19	35	40,668
Series KRY
5.00%, 07/01/19	50	58,097
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/19	40	46,459
Series B
5.00%, 07/01/19	125	145,185
Series C
5.00%, 07/01/19	50	58,074
Orange County Transportation Authority RB
5.00%, 08/15/19	100	116,581
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	58,006
Port of Los Angeles RB
Series A
5.00%, 08/01/19	140	162,985
Poway Unified School District GO
5.00%, 08/01/19	120	139,766
Rancho Santiago Community College District GO
5.25%, 09/01/19	(AGM)	100	117,777

84	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Redding Joint Powers Financing Authority RB
Series A
5.00%, 06/01/19		$50	$57,816
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/19		140	162,278
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19		75	87,436
Series Y
4.00%, 08/15/19		100	112,324
San Diego Community College District GO
5.00%, 08/01/19		210	245,272
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/19		35	40,165
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/19		40	46,552
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19		100	93,412
0.00%, 07/01/19	(NPFGC)	110	102,753
Series C-2
5.50%, 07/01/19	(AGM)	70	82,689
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19		100	116,194
San Francisco Unified School District GO
Series B
5.00%, 06/15/19		25	29,011
Series E
5.00%, 06/15/19		40	46,418
San Jose Financing Authority RB
Series A
5.00%, 06/01/19		30	34,650

Security		Principal (000s)	Value
San Juan Unified School District GO
5.00%, 08/01/19		$25	$29,026
San Mateo County Community College District GO
4.00%, 09/01/19		25	28,189
San Mateo County Transportation Authority RB
Series A
5.25%, 06/01/19	(NPFGC)	25	29,260
Santa Monica Community College District GO
Series C
5.25%, 08/01/19		15	17,629
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19		65	60,889
Sonoma County Junior College District GO
5.00%, 08/01/19		30	34,942
Southern California Public Power Authority RB
5.00%, 07/01/19		110	127,863
Series A
4.00%, 07/01/19		120	134,515
5.00%, 07/01/19		160	185,983
State of California GO
3.00%, 09/01/19		50	53,807
5.00%, 09/01/19		450	522,837
Series A
4.60%, 07/01/19		295	338,678
5.00%, 07/01/19		1,345	1,566,454
5.00%, 07/01/20	(PR 07/01/19)	265	308,632
5.25%, 07/01/21	(PR 07/01/19)	60	70,501
Ventura County Community College District GO
5.00%, 08/01/19		25	29,118
William S Hart Union High School District GO
Series C
4.00%, 08/01/19		20	22,378

			8,355,662
COLORADO — 0.47%
City & County of Denver CO GO
Series A
5.00%, 08/01/19		70	81,310

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Colorado Water Resources & Power Development Authority RB
Series A
5.00%, 09/01/19		$25	$29,124
University of Colorado RB
Series A
5.00%, 06/01/19		70	80,777
Series B
5.00%, 06/01/19		30	34,620

			225,831
CONNECTICUT — 1.35%
State of Connecticut GO
Series B
5.25%, 06/01/19	(AMBAC)	110	127,297
Series C
5.00%, 07/15/19		130	149,539
Series E
5.00%, 09/01/19		25	28,833
State of Connecticut RB
Series A
5.00%, 06/01/19		100	115,537
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 09/01/19		100	115,796
University of Connecticut RB
Series A
5.00%, 08/15/19		100	115,827

			652,829
DELAWARE — 0.75%
County of New Castle DE GO
Series A
5.00%, 07/15/19		25	29,008
Series B
5.00%, 07/15/19		25	29,009
Delaware Transportation Authority RB
5.00%, 09/01/19		80	92,600
Series A
5.00%, 07/01/19		180	208,904

			359,521
DISTRICT OF COLUMBIA — 0.47%
District of Columbia GO
Series A
5.00%, 06/01/19		95	109,460

Security		Principal (000s)	Value
Series B
5.25%, 06/01/19	(AGM-AMBAC)	$100	$116,454

			225,914
FLORIDA — 4.73%
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
Series A
5.00%, 07/01/19		30	34,601
5.00%, 07/01/19	(AGM)	100	115,338
County of Palm Beach FL RB
5.00%, 06/01/19		65	74,979
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/19		250	287,898
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/19		75	86,781
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/19		195	225,173
Palm Beach County School District COP
Series C
4.00%, 08/01/19		20	22,121
Sarasota County School Board COP
Series B
3.00%, 07/01/19		55	58,244
State of Florida GO
5.00%, 07/01/19		160	184,971
Series A
5.00%, 06/01/19		360	415,271
Series B
5.00%, 06/01/19		200	230,706
Series C
5.00%, 06/01/19		70	80,747
Series F
4.00%, 06/01/19		100	111,388
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19		50	57,692
Series E
5.00%, 07/01/19		80	92,306

86	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series F
5.00%, 07/01/19		$175	$201,920

			2,280,136
GEORGIA — 2.21%
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/19		220	252,766
Gwinnett County Water & Sewerage Authority RB
Series A
4.00%, 08/01/19	(GTD)	35	39,117
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19		115	132,948
5.00%, 07/01/19	(NPFGC)	100	115,248
State of Georgia GO
Series C
5.00%, 07/01/19		25	28,981
Series E-2
4.00%, 09/01/19		100	112,098
Series I
4.00%, 07/01/19		115	128,555
5.00%, 07/01/19		220	255,031

			1,064,744
HAWAII — 1.71%
City & County of Honolulu HI GO
Series B
5.00%, 08/01/19		55	63,701
5.25%, 07/01/19	(AGM)	75	87,480
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19	(NPFGC-FGIC)	30	27,683
Series A
4.00%, 07/01/19		60	66,887
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/19		30	34,682
State of Hawaii GO
Series DQ
5.00%, 06/01/19		110	126,985

Security		Principal (000s)	Value
Series DR
4.25%, 06/01/19		$175	$196,702
5.00%, 06/01/19		110	126,985
Series EH
4.00%, 08/01/19		85	94,872

			825,977
IDAHO — 0.12%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	50	57,845

			57,845
ILLINOIS — 2.10%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/19	(NPFGC-FGIC)	75	69,292
Regional Transportation Authority RB
Series A
5.00%, 06/01/19	(AGM)	20	22,916
5.50%, 07/01/19	(NPFGC-FGIC)	50	58,428
Series B
5.50%, 06/01/19	(NPFGC-GOI)	25	29,149
State of Illinois GO
0.00%, 08/01/19		20	17,933
5.00%, 08/01/19		280	310,427
Series A
5.00%, 06/01/19		50	55,343
State of Illinois RB
5.00%, 06/15/19		230	263,974
Series A
4.00%, 06/15/19		75	83,023
Series B
5.00%, 06/15/19		90	103,294

			1,013,779
INDIANA — 0.42%
Indiana University RB
Series U
5.00%, 08/01/19		40	46,420
Purdue University RB
Series A
5.00%, 07/01/19		100	115,607
Series Y
5.00%, 07/01/19		35	40,463

			202,490

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
IOWA — 1.18%
City of Des Moines IA GO
Series A
5.00%, 06/01/19		$25	$28,838
City of West Des Moines IA GO
Series A
4.25%, 06/01/19		50	56,353
Iowa Finance Authority RB
5.00%, 08/01/19		100	116,157
5.00%, 08/01/19	(ETM)	30	34,868
Iowa State University of Science & Technology RB
4.00%, 07/01/19		90	100,094
State of Iowa RB
5.00%, 06/15/19		100	115,472
Series A
5.00%, 06/01/19		100	115,353

			567,135
KANSAS — 0.45%
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19		55	59,220
5.00%, 09/01/19		75	87,187
Series B
5.00%, 09/01/19		60	69,749

			216,156
KENTUCKY — 0.82%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/19	(NPFGC)	125	145,497
Kentucky State Property & Building Commission RB
4.00%, 08/01/19		50	55,405
5.00%, 08/01/19		25	28,820
Series A
5.00%, 08/01/19		25	28,820
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/19		120	138,728

			397,270

Security	Principal (000s)	Value
LOUISIANA — 0.41%
State of Louisiana GO
Series C
5.00%, 07/15/19	$150	$173,427
State of Louisiana RB
5.00%, 09/01/19	20	23,153

		196,580
MAINE — 0.44%
State of Maine GO
4.25%, 06/01/19	150	168,863
Series B
5.00%, 06/01/19	35	40,466

		209,329
MARYLAND — 5.52%
City of Frederick MD GO
5.00%, 09/01/19	135	156,766
County of Baltimore MD GO
5.00%, 08/01/19	120	139,288
County of Charles MD GO
5.00%, 07/15/19	25	29,007
County of Harford MD GO
4.00%, 07/01/19	25	27,892
Series A
5.00%, 07/01/19	15	17,355
County of Howard MD GO
Series A
5.00%, 08/15/19	25	29,046
Series B
5.00%, 08/15/19	185	214,942
County of Montgomery MD GO
Series A
5.00%, 07/01/19	60	69,499
5.00%, 08/01/19	140	162,502
County of Prince George’s MD GOL
Series C
5.00%, 08/01/19	100	116,073
Maryland State Transportation Authority RB
4.00%, 07/01/19	60	66,940
Series A
5.00%, 07/01/19	90	104,127

88	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
State of Maryland GO
4.00%, 08/01/19		$70	$78,303
4.50%, 08/01/19		150	170,950
5.00%, 08/01/19		50	58,036
Second Series E
5.00%, 08/01/19		100	116,073
Series B
4.50%, 08/01/19		110	125,364
5.00%, 08/01/20	(PR 08/01/19)	250	289,952
5.00%, 08/01/21	(PR 08/01/19)	275	318,948
5.25%, 08/15/19		145	170,008
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		175	202,267

			2,663,338
MASSACHUSETTS — 6.00%
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/19		230	269,036
Series B
5.00%, 08/01/19		265	307,188
Series D
5.50%, 08/01/19		150	177,036
Commonwealth of Massachusetts RB
5.00%, 06/15/19		150	173,809
Series A
5.50%, 06/01/19	(AGM)	70	82,321
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19		130	152,339
Series B
5.25%, 07/01/19		220	257,805
Series C
5.25%, 07/01/19		45	52,733
5.50%, 07/01/19		80	94,575
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19		25	26,900
5.25%, 08/01/19		280	327,802
Series 15A
5.00%, 08/01/19		60	69,611
Series A
5.25%, 08/01/19		200	234,144

Security		Principal (000s)	Value
Massachusetts Development Finance Agency RB
Series S
5.00%, 07/01/19		$65	$75,291
Massachusetts Port Authority RB
Series B
5.00%, 07/01/19		10	11,552
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19		35	39,166
5.00%, 08/15/19		290	336,838
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19	(GOI)	125	145,292
Series J
5.25%, 08/01/19	(AGM)	50	58,643

			2,892,081
MICHIGAN — 0.94%
Michigan Finance Authority RB
Series A
5.00%, 07/01/19		390	451,394

			451,394
MINNESOTA — 1.21%
State of Minnesota GO
5.00%, 08/01/19	(ETM)	5	5,801
5.00%, 08/01/19		95	110,262
Series C
5.00%, 08/01/19		35	40,623
Series D
5.00%, 08/01/19		50	58,033
Series E
4.00%, 08/01/19		125	139,817
5.00%, 08/01/19		120	139,278
Series F
4.00%, 08/01/19		30	33,556
State of Minnesota RB
Series A
5.00%, 06/01/19		50	57,677

			585,047

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
MISSOURI — 0.19%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.25%, 07/01/19	$80	$93,493

		93,493
MONTANA — 0.12%
Montana Department of Transportation RB
4.00%, 06/01/19	50	55,594

		55,594
NEBRASKA — 0.29%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19	75	83,826
Nebraska Public Power District RB
5.00%, 07/01/19	50	57,714

		141,540
NEVADA — 0.48%
Clark County School District GOL
Series A
5.00%, 06/15/19	50	57,233
County of Clark Department of Aviation RB
5.00%, 07/01/19	50	57,423
Series D
4.50%, 07/01/19	15	16,925
Nevada System of Higher Education RB
Series B
4.00%, 07/01/19	15	16,722
State of Nevada GOL
5.00%, 06/01/19	30	34,580
5.00%, 08/01/19	15	17,359
Series C
5.00%, 08/01/19	25	28,932

		229,174
NEW HAMPSHIRE — 0.72%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/19	125	144,611
State of New Hampshire GO
Series A
5.00%, 07/01/19	160	185,405

Security		Principal (000s)	Value
State of New Hampshire RB
5.00%, 09/01/19		$15	$17,307

			347,323
NEW JERSEY — 3.18%
New Jersey Economic Development Authority RB
0.00%, 07/01/19	(NPFGC)	55	49,739
4.00%, 06/15/19		50	54,215
5.00%, 06/15/19		115	130,385
Series EE
5.25%, 09/01/19		100	111,767
Series PP
5.00%, 06/15/19		270	298,107
New Jersey Environmental Infrastructure Trust RB
5.25%, 09/01/19		80	93,818
Series C
5.00%, 09/01/19		25	29,051
New Jersey Transportation Trust Fund Authority RB
Series AA
5.00%, 06/15/19		75	83,090
Series B
5.00%, 06/15/19		100	110,787
State of New Jersey COP
Series A
5.00%, 06/15/19		25	27,603
State of New Jersey GO
5.00%, 08/01/19		135	153,965
Series H
5.25%, 07/01/19		150	172,338
Series L
5.25%, 07/15/19	(AMBAC)	50	57,493
Series N
5.50%, 07/15/19	(NPFGC)	65	75,502
Series Q
5.00%, 08/15/19		75	85,599

			1,533,459
NEW MEXICO — 1.08%
City of Albuquerque NM GO
Series A
4.00%, 07/01/19		35	39,156

90	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
City of Albuquerque NM RB
Series B
5.00%, 07/01/19	$35	$40,541
New Mexico Finance Authority RB
4.00%, 06/15/19	225	251,017
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/19	165	191,123

521,837
NEW YORK — 9.68%
City of New York NY GO
Series 1
5.00%, 08/01/19	15	17,262
Series A
5.00%, 08/01/19	120	138,098
Series B
4.00%, 08/01/19	220	243,962
5.00%, 08/01/19	90	103,574
Series C
4.00%, 08/01/19	100	110,892
5.00%, 08/01/19	75	86,312
Series D
5.00%, 08/01/19	200	230,164
Series E
5.00%, 08/01/19	260	299,213
Series H
5.00%, 08/01/19	105	120,836
Series I
5.00%, 08/01/19	290	333,738
Series I-1
5.00%, 08/01/19	215	247,426
Series J
5.00%, 08/01/19	150	172,623
Series K
5.00%, 08/01/19	200	230,164
County of Orange NY GOL
Series B
4.00%, 07/01/19	50	55,673
Long Island Power Authority RB
0.00%, 06/01/19	(AGM)	35	32,610

Security		Principal (000s)	Value
Monroe County Industrial Development Corp/NY RB
Series A
5.00%, 07/01/19		$75	$86,269
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1A
5.00%, 07/15/19	(SAW)	245	282,188
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
4.00%, 08/01/19		115	127,774
5.00%, 08/01/19		50	57,788
Series A-3
5.00%, 08/01/19		105	121,828
New York City Water & Sewer System RB
Series EE
5.00%, 06/15/19		260	299,650
New York State Dormitory Authority RB
5.00%, 07/01/19		40	46,010
5.00%, 07/01/19	(SAP)	65	74,650
5.50%, 07/01/19	(NPFGC-FGIC)	105	122,984
Series A
5.00%, 07/01/19		165	189,864
5.00%, 07/01/19	(GOI)	50	58,007
Series D
4.50%, 06/15/19		35	39,546
5.00%, 06/15/19		50	57,559
Series E
5.00%, 08/15/19		165	190,733
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19		245	283,232
Series A
5.00%, 06/15/19		170	196,529
Port Authority of New York & New Jersey RB
5.20%, 09/01/19		10	11,672

			4,668,830

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
NORTH CAROLINA — 2.66%
City of Charlotte NC GO
Series A
5.00%, 07/01/19	$110	$127,515
City of Charlotte NC Water & Sewer System Revenue RB
Series B
4.00%, 07/01/19	20	22,313
City of Durham NC GO
Series C
5.00%, 07/01/19	100	115,923
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	35	40,744
Series A
5.00%, 06/01/19	100	115,449
County of Buncombe NC RB
Series A
5.00%, 06/01/19	15	17,277
County of Forsyth NC GO
Series E
4.00%, 07/01/19	150	167,680
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	130	145,527
5.00%, 08/01/19	25	29,039
County of New Hanover NC GO
5.00%, 06/01/19	50	57,835
State of North Carolina GO
Series A
5.00%, 06/01/19	300	347,007
Series B
5.00%, 06/01/19	60	69,401
Town of Cary NC GO
Series B
4.00%, 06/01/19	25	27,903

		1,283,613
OHIO — 2.02%
City of Columbus OH GO
Series A
5.00%, 08/15/19	245	284,854
County of Franklin OH GOL
1.50%, 06/01/19	75	76,346

Security		Principal (000s)	Value
Miami University/Oxford OH RB
5.00%, 09/01/19		$10	$11,591
Ohio State Water Development Authority RB
5.25%, 06/01/19		25	29,147
Series B
5.00%, 06/01/19		40	46,300
State of Ohio GO
5.00%, 08/01/19		35	40,521
Series A
5.00%, 08/01/19		50	57,910
Series B
5.00%, 08/01/19		115	133,298
Series C
5.00%, 08/01/19		255	295,224

			975,191
OKLAHOMA — 0.93%
Grand River Dam Authority RB
Series A
4.00%, 06/01/19		120	133,201
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19		50	51,421
5.00%, 07/01/19		35	40,322
Series B
5.00%, 07/01/19		100	115,383
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19		95	109,741

			450,068
OREGON — 0.64%
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/19	(NPFGC-FGIC)	160	151,703
Metro/OR GO
Series A
5.00%, 06/01/19		20	23,107
Portland Community College District GO
5.00%, 06/15/19		115	133,100

			307,910

92	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
PENNSYLVANIA — 4.39%
Commonwealth of Pennsylvania GO
5.38%, 07/01/19	(NPFGC)	$330	$384,526
First Series
5.00%, 06/01/19		15	17,211
5.00%, 07/01/19		195	224,211
Second Series
5.00%, 07/01/19		170	195,466
County of Butler PA GO
5.00%, 07/15/19		25	28,951
County of Chester PA GO
Series C
5.00%, 07/15/19		30	34,783
Delaware County Authority RB
5.00%, 08/01/19		100	115,599
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/19		410	474,911
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19		275	318,571
Series AJ
5.00%, 06/15/19		10	11,498
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19		135	155,942
School District of Philadelphia (The) GO
Series D
5.00%, 09/01/19	(SAW)	135	153,812

			2,115,481
RHODE ISLAND — 0.18%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19		75	87,338

			87,338
SOUTH CAROLINA — 0.17%
South Carolina State Ports Authority RB
5.00%, 07/01/19		50	57,045
State of South Carolina GO
Series A
5.00%, 07/01/19	(SAW)	20	23,185

			80,230

Security		Principal (000s)	Value
TENNESSEE — 1.15%
County of Sumner TN GO
5.00%, 06/01/19		$25	$28,916
Metropolitan Government of Nashville & Davidson County TN GO
Series D
4.00%, 07/01/19		290	323,541
State of Tennessee GO
Series A
5.00%, 08/01/19		75	87,118
5.00%, 09/01/19		100	116,389

			555,964
TEXAS — 7.94%
Austin Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	125	139,509
Central Texas Turnpike System RB
0.00%, 08/15/19	(AMBAC)	25	23,399
Series A
0.00%, 08/15/19	(AMBAC)	35	32,384
City of Austin TX GOL
Series A
5.00%, 09/01/19		135	157,399
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19		20	22,979
City of El Paso TX GOL
5.00%, 08/15/19		25	28,945
City of San Antonio TX GOL
Series A
5.00%, 08/01/19		80	92,987
County of Bexar TX GOL
5.00%, 06/15/19		100	116,007
Series A
4.50%, 06/15/19		20	22,668
County of Harris TX GO
Series C
5.25%, 08/15/19	(AGM)	25	29,303
County of Harris TX RB
Series C
5.00%, 08/15/19		205	237,162
County of Tarrant TX GOL
5.00%, 07/15/19		20	23,224

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	$100	$115,930
Denton Independent School District GO
4.00%, 08/15/19	(PSF)	20	22,338
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	50	57,965
Grapevine-Colleyville Independent School District GO
Series A
5.00%, 08/15/19	(PSF)	25	28,983
Keller Independent School District/TX GO
0.00%, 08/15/19	(PSF)	50	47,180
Klein Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	150	167,410
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	190	212,207
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	100	111,688
5.00%, 08/15/19	(PSF)	55	63,762
Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	100	111,688
5.00%, 08/15/19	(PSF)	10	11,593
North East Independent School District/TX GO
Series A
5.00%, 08/01/19	(PSF)	210	243,207
North Texas Municipal Water District RB
5.00%, 06/01/19		65	74,894
5.00%, 09/01/19		105	121,895
Northside Independent School District GO
5.00%, 08/15/19	(PSF)	75	86,947

Security	Principal (000s)	Value
Permanent University Fund RB
5.00%, 07/01/19	$125	$144,734
Series A
5.00%, 07/01/19	55	63,683
Round Rock Independent School District GO
Series A
5.00%, 08/01/19	30	34,744
State of Texas GO
5.00%, 08/01/19	60	69,740
Series B
5.00%, 08/01/19	200	232,468
Series C
5.00%, 08/01/19	40	46,494
Tarrant Regional Water District RB
5.00%, 09/01/19	150	174,676
6.00%, 09/01/19	50	60,181
Texas Water Development Board RB
4.00%, 07/15/19	80	89,234
University of Texas System (The) RB
Series A
4.00%, 08/15/19	65	72,752
5.00%, 08/15/19	115	133,600
Series B
4.00%, 08/15/19	35	39,174
5.00%, 08/15/19	225	261,391

		3,826,524
UTAH — 1.33%
Intermountain Power Agency RB
Series A
5.00%, 07/01/19	45	51,862
Metropolitan Water District of Salt Lake & Sandy RB
Series A
5.00%, 07/01/19	90	103,965
State of Utah GO
5.00%, 07/01/19	100	116,148
Series A
5.00%, 07/01/19	160	185,837
Series C
5.00%, 07/01/19	60	69,689

94	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
University of Utah RB
Series A
5.00%, 08/01/19		$100	$115,729

			643,230
VIRGINIA — 2.87%
City of Alexandria VA GO
Series A
4.50%, 06/15/19	(SAW)	50	56,870
Commonwealth of Virginia GO
Series D
5.00%, 06/01/19		100	115,669
County of Arlington VA GO
Series A
5.00%, 08/01/19		25	29,039
Series C
4.00%, 08/15/19		75	84,013
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19		120	139,241
Virginia College Building Authority RB
5.00%, 09/01/19		90	104,427
Virginia Public Building Authority RB
Series A
5.00%, 08/01/19		90	104,115
Series B
4.00%, 08/01/19		50	55,740
Virginia Public School Authority RB
Series A
5.00%, 08/01/19	(SAW)	70	81,074
Series B
4.00%, 08/01/19	(SAW)	25	27,904
Series C
4.00%, 08/01/19	(SAW)	110	122,775
5.00%, 08/01/19	(SAW)	250	289,550
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		150	173,371

			1,383,788
WASHINGTON — 5.44%
City of Seattle WA GOL
Series B
5.00%, 08/01/19		110	127,857

Security	Principal (000s)	Value
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19	$100	$115,607
Series A
5.00%, 06/01/19	40	46,141
City of Seattle WA Water System Revenue RB
Series B
4.50%, 08/01/19	75	85,458
County of King WA GOL
Series B
5.00%, 06/01/19	35	40,451
County of King WA Sewer Revenue RB
Series B
4.00%, 07/01/19	100	111,259
Energy Northwest RB
Series A
5.00%, 07/01/19	400	461,892
State of Washington COP
4.00%, 07/01/19	50	55,193
State of Washington GO
5.00%, 07/01/19	560	647,399
Series 2010B
5.00%, 08/01/19	70	81,074
Series 2010C
5.00%, 08/01/19	35	40,537
Series A
5.00%, 08/01/19	175	202,685
Series D
5.00%, 07/01/19	65	75,145
Series R
5.00%, 07/01/19	175	202,312
State of Washington RB
5.00%, 09/01/19	175	201,586
Washington County School District No. 1 West Union GO
4.00%, 06/15/19	(GTD)	115	128,142

2,622,738
WISCONSIN — 0.98%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/19	75	86,515
Series 2
5.00%, 06/01/19	135	155,726

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal or Shares (000s)	Value
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/19		$25	$28,902
Series I
5.00%, 07/01/19	(NPFGC)	175	202,312

			473,455

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $47,654,994)			47,751,998

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		193	193,448

			193,448

TOTAL SHORT-TERM INVESTMENTS
(Cost: $193,448)			193,448

TOTAL INVESTMENTS IN SECURITIES — 99.44%
(Cost: $47,848,442)			47,945,446
Other Assets, Less Liabilities — 0.56%			268,316

NET ASSETS — 100.00%			$48,213,762

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

96	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.19%

ALABAMA — 0.91%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$20	$23,586
Auburn University RB
5.00%, 06/01/20		15	17,614
City of Huntsville AL GO
4.00%, 09/01/20		30	33,987
Series A
4.00%, 09/01/20		35	39,730
State of Alabama GO
Series A
5.00%, 08/01/20		115	137,001

			251,918
ALASKA — 0.39%
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/20	(NPFGC)	25	29,722
State of Alaska GO
Series A
4.00%, 08/01/20		60	68,129
Series B
5.00%, 08/01/20		10	11,868

			109,719
ARIZONA — 2.92%
Arizona Transportation Board RB
4.00%, 07/01/20		25	28,171
City of Phoenix AZ GO
4.00%, 07/01/20		40	45,225
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/20		155	182,655
Series A
3.50%, 07/01/20		55	60,097
5.00%, 07/01/20		55	64,274
Series B
5.00%, 07/01/20		10	11,810
City of Tempe AZ GO
Series C
5.00%, 07/01/20		10	11,822

Security		Principal (000s)	Value
City of Tempe AZ GOL
Series B
4.00%, 07/01/20		$20	$22,634
5.00%, 07/01/20		50	59,108
City of Tucson AZ GOL
Series A
4.00%, 07/01/20		45	50,695
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20		20	23,543
Maricopa County Community College District GO
Series D
4.00%, 07/01/20		40	45,030
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20		15	17,716
State of Arizona Lottery Revenue RB
Series A
5.00%, 07/01/20	(AGM)	25	29,079
Yavapai County Community College District GOL
3.00%, 07/01/20		150	161,436

			813,295
CALIFORNIA — 16.70%
Acalanes Union High School District GO
4.00%, 08/01/20		20	22,886
California Educational Facilities Authority RB
5.25%, 09/01/20	(AMBAC)	20	23,926
California State Public Works Board RB
5.00%, 06/01/20		100	117,481
Series A
5.00%, 09/01/20		185	218,631
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/20		290	344,943
City of Los Angeles CA GO
Series A
5.00%, 09/01/20		25	29,789
Series B
5.00%, 09/01/20		60	71,492

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/20		$140	$165,898
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)	25	22,542
Contra Costa Community College District GO
5.00%, 08/01/20		50	59,592
Corona-Norco Unified School District GO
Series C
0.00%, 08/01/20	(AGM)	40	36,201
East Bay Municipal Utility District Wastewater System Revenue RB
Series A
5.00%, 06/01/20		20	23,770
East Bay Municipal Utility District Water System Revenue RB
Series B
5.00%, 06/01/20		175	207,805
East Side Union High School District GO
4.00%, 08/01/20		40	45,061
El Camino Community College District GO
5.00%, 08/01/20		50	59,393
Foothill-De Anza Community College District GO
5.25%, 08/01/20	(NPFGC-FGIC)	50	60,383
Fremont Unified School District/Alameda County CA GO
Series B
5.00%, 08/01/20		20	23,734
Huntington Beach Union High School District GO
5.00%, 08/01/20		15	17,877
Los Angeles Community College District/CA GO
Series F
5.00%, 08/01/20		135	160,897
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		100	119,447

Security	Principal (000s)	Value
Series B
5.00%, 06/01/20	$95	$113,277
5.00%, 07/01/20	35	41,669
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20	20	23,619
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/20	50	56,857
5.00%, 07/01/20	115	136,590
Series B
5.00%, 07/01/20	10	11,877
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	175	208,344
Series B
5.00%, 07/01/20	25	29,764
Los Angeles Unified School District/CA GO
Series A-1
5.00%, 07/01/20	20	23,743
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	51,523
Marin Community College District GO
4.00%, 08/01/20	30	34,246
Metropolitan Water District of Southern California RB
Series G
5.00%, 07/01/20	110	130,866
Mount Diablo Unified School District/CA GO
Series B
5.00%, 07/01/20	25	29,540
Orange County Transportation Authority RB
5.00%, 08/15/20	25	29,737
Roseville Joint Union High School District GO
4.00%, 08/01/20	100	113,269
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20	50	59,563

98	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
Series X
5.00%, 08/15/20	$170	$202,512
Series Y
5.00%, 08/15/20	20	23,825
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 09/01/20	50	58,427
San Diego Unified School District/CA GO
Series R-3
5.00%, 07/01/20	25	29,665
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/20	40	47,675
San Francisco Bay Area Rapid Transit District RB
Series A
4.00%, 07/01/20	20	22,743
San Francisco Unified School District GO
Series E
5.00%, 06/15/20	130	154,270
San Jose Financing Authority RB
Series A
5.00%, 06/01/20	25	29,403
San Mateo County Community College District GO
4.00%, 09/01/20	15	17,168
San Mateo Union High School District GO
Series A
5.00%, 09/01/20	20	24,036
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20	20	22,864
Santa Monica Community College District GO
5.00%, 08/01/20	25	29,796
Sonoma County Junior College District GO
4.00%, 08/01/20	70	79,830

Security	Principal (000s)	Value
South Orange County Public Financing Authority ST
Series A
5.00%, 08/15/20	$50	$57,874
Southern California Public Power Authority RB
4.00%, 07/01/20	115	130,583
State of California GO
4.00%, 09/01/20	200	226,844
5.00%, 09/01/20	325	385,509
Tamalpais Union High School District GO
5.00%, 08/01/20	30	35,775
Ventura County Community College District GO
5.00%, 08/01/20	25	29,796
William S Hart Union High School District GO
4.00%, 09/01/20	100	113,590

		4,648,417
COLORADO — 0.40%
University of Colorado RB
Series B
5.00%, 06/01/20	95	111,918

		111,918
CONNECTICUT — 1.95%
State of Connecticut GO
Series B
5.25%, 06/01/20	200	236,592
Series E
5.00%, 09/01/20	100	117,781
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/20	150	176,925
Town of Darien CT GO
4.00%, 08/01/20	10	11,366

		542,664
DELAWARE — 1.06%
Delaware Transportation Authority RB
5.00%, 07/01/20	35	41,473
5.00%, 09/01/20	60	70,736
State of Delaware GO
5.00%, 07/01/20	10	11,863

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series A
4.00%, 08/01/20		$150	$170,573

			294,645
DISTRICT OF COLUMBIA — 0.24%
District of Columbia GO
5.25%, 06/01/20	(AGM-CR SGI)	40	47,642
Series B
5.25%, 06/01/20	(SGI)	15	17,866

			65,508
FLORIDA — 5.21%
Broward County School Board/FL COP
Series B
5.00%, 07/01/20		110	128,972
County of Hillsborough FL RB
5.00%, 08/01/20		40	47,112
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/20		85	99,567
County of Palm Beach FL RB
4.00%, 06/01/20		30	33,678
5.00%, 06/01/20		60	70,652
Florida Department of Environmental Protection RB
5.00%, 07/01/20		145	170,168
Series B
5.00%, 07/01/20		35	41,075
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20		25	29,429
Series B
5.00%, 07/01/20		60	70,630
Leon County School District RB
5.00%, 09/01/20		70	82,445
Palm Beach County School District COP
Series C
5.00%, 08/01/20		50	58,447
St. Johns County School Board COP
5.00%, 07/01/20		20	23,334
State of Florida Department of Transportation RB
5.00%, 07/01/20		20	23,543

Security		Principal (000s)	Value
State of Florida GO
5.00%, 07/01/20		$90	$106,144
Series A
5.00%, 06/01/20		165	194,294
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20		45	52,923
Series E
5.00%, 07/01/20		185	217,571

			1,449,984
GEORGIA — 2.02%
State of Georgia GO
Series E-2
5.00%, 09/01/20		70	83,301
Series I
5.00%, 07/01/20		405	480,241

			563,542
HAWAII — 0.04%
State of Hawaii GO
Series EH
5.00%, 08/01/20		10	11,829

			11,829
ILLINOIS — 1.78%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/20	(NPFGC)	20	17,703
0.00%, 06/15/20	(NPFGC-FGIC)	25	22,129
Regional Transportation Authority RB
Series A
5.50%, 07/01/20	(NPFGC-GOI)	40	47,725
6.00%, 07/01/20	(NPFGC)	15	18,273
State of Illinois GO
4.00%, 09/01/20		165	175,766
5.00%, 08/01/20	(AGM)	50	56,713
State of Illinois RB
4.00%, 06/15/20		25	27,976
5.00%, 06/15/20		110	128,568

			494,853
INDIANA — 0.31%
Indiana University RB
Series U
5.00%, 08/01/20		25	29,600

100	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20		$50	$58,076

			87,676
IOWA — 0.53%
Iowa Finance Authority RB
Series A
5.00%, 08/01/20		90	106,656
State of Iowa RB
5.00%, 06/15/20		35	41,129

			147,785
KANSAS — 1.06%
City of Wichita KS GO
Series 811
5.00%, 06/01/20		55	64,614
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20		100	118,178
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20		10	10,897
Series B
5.00%, 09/01/20		55	65,292
Series C
5.00%, 09/01/20		30	35,614

			294,595
KENTUCKY — 0.86%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20		60	67,167
5.00%, 08/01/20		35	41,058
5.50%, 08/01/20	(AMBAC)	10	11,985
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/20		100	117,938

			238,148
LOUISIANA — 0.54%
St. Tammany Parish Sales Tax District No. 3
4.00%, 06/01/20		25	27,951

Security	Principal (000s)	Value
State of Louisiana GO
Series C
4.00%, 07/15/20	$45	$50,681
State of Louisiana RB
Series A
5.00%, 06/15/20	60	70,605

149,237
MAINE — 0.21%
Maine Turnpike Authority RB
5.00%, 07/01/20	50	58,997

58,997
MARYLAND — 5.58%
County of Baltimore MD GO
5.00%, 08/01/20	280	332,612
County of Montgomery MD GO
Series A
5.00%, 07/01/20	25	29,645
5.00%, 08/01/20	100	118,790
Maryland State Transportation Authority RB
Series A
5.00%, 07/01/20	55	64,744
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	112,182
State of Maryland GO
4.50%, 08/01/20	370	430,032
5.00%, 08/01/20	170	201,943
Series A
5.00%, 08/01/20	25	29,698
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	150	177,542
Series A
4.00%, 06/01/20	50	56,610

1,553,798
MASSACHUSETTS — 7.53%
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20	150	179,171
Series B
3.00%, 08/01/20	100	107,939
5.25%, 08/01/20	145	173,198
5.25%, 09/01/20	(AGM)	70	83,767

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Series E
5.00%, 09/01/20		$300	$355,107
Commonwealth of Massachusetts RB
Series A
5.00%, 06/15/20		40	47,334
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		30	35,582
5.25%, 07/01/20		100	119,870
Series B
5.25%, 07/01/20		200	239,740
Series C
5.00%, 07/01/20		15	17,791
5.50%, 07/01/20		50	60,567
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20		325	385,897
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20		100	113,329
5.00%, 08/15/20		115	136,258
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/20	(GOI)	35	39,551

			2,095,101
MICHIGAN — 0.57%
Michigan State University RB
Series A
5.00%, 08/15/20		135	159,801

			159,801
MINNESOTA — 2.25%
Metropolitan Council GO
Series D
5.00%, 09/01/20		75	89,251
State of Minnesota GO
5.00%, 08/01/20	(ETM)	5	5,937
5.00%, 08/01/20		70	83,034
Series B
4.00%, 08/01/20		150	170,323
5.00%, 08/01/20		110	130,482

Security	Principal (000s)	Value
Series D
5.00%, 08/01/20	$25	$29,655
State of Minnesota RB
Series A
5.00%, 06/01/20	100	117,754

		626,436
MISSOURI — 0.32%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20	75	88,849

		88,849
MONTANA — 0.46%
Montana Department of Transportation RB
3.00%, 06/01/20	20	21,456
State of Montana GO
5.00%, 08/01/20	90	106,911

		128,367
NEBRASKA — 0.40%
Nebraska Public Power District RB
5.00%, 07/01/20	70	82,381
University of Nebraska RB
5.00%, 07/01/20	25	29,582

		111,963
NEVADA — 0.91%
County of Clark Department of Aviation RB
5.00%, 07/01/20	45	52,563
State of Nevada GOL
5.00%, 06/01/20	25	29,411
5.00%, 08/01/20	75	88,503
Series C
5.00%, 06/01/20	60	70,587
Washoe County School District/NV GOL
Series F
5.00%, 06/01/20	10	11,696

		252,760
NEW HAMPSHIRE — 0.57%
New Hampshire Municipal Bond Bank RB
Series B
5.00%, 08/15/20	10	11,786

102	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
State of New Hampshire GO
Series A
3.50%, 07/01/20		$100	$110,781
State of New Hampshire RB
5.00%, 09/01/20		30	35,249

			157,816
NEW JERSEY — 3.32%
New Jersey Building Authority RB Series A
3.00%, 06/15/20		25	25,925
New Jersey Economic Development Authority RB
5.00%, 06/15/20		30	34,265
Series EE
5.00%, 09/01/20		155	173,316
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20		30	33,944
Series A
5.00%, 07/01/20		25	29,658
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20		75	80,075
5.00%, 06/15/20		80	89,285
5.00%, 06/15/20	(SAP)	25	27,902
Series AA
5.00%, 06/15/20		100	111,606
5.00%, 06/15/20	(SAP)	25	27,902
State of New Jersey GO
5.00%, 06/01/20		40	46,145
Series Q
4.00%, 08/15/20		75	83,008
5.00%, 08/15/20		140	162,067

			925,098
NEW MEXICO — 0.76%
New Mexico Finance Authority RB
Series B
5.00%, 06/15/20		75	88,639
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20		80	94,350

Security		Principal (000s)	Value
Series B
4.00%, 07/01/20		$25	$28,185

			211,174
NEW YORK — 10.59%
City of New York NY GO
Series A
5.00%, 08/01/20		20	23,425
Series B
3.00%, 08/01/20		30	32,086
4.00%, 08/01/20		55	61,621
5.00%, 08/01/20		455	532,924
Series C
3.00%, 08/01/20		25	26,738
Series E
4.00%, 08/01/20		20	22,408
Series G
5.00%, 08/01/20		15	17,569
Series H-2
5.00%, 06/01/20		80	93,406
Series I-1
5.00%, 08/01/20		80	93,701
Series J
5.00%, 08/01/20		530	620,767
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20	(SAW)	150	168,629
5.00%, 07/15/20	(SAW)	60	70,487
Series S-1A
5.00%, 07/15/20	(SAW)	20	23,496
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
5.00%, 08/01/20		100	118,089
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20		220	205,176
Series EE
4.00%, 06/15/20		25	28,073
Series FF
5.00%, 06/15/20		20	23,587

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

March 31, 2015

Security	Principal (000s)	Value
New York State Dormitory Authority RB
4.13%, 07/01/20	$25	$28,153
5.00%, 07/01/20	(SAP)	135	158,097
Series A
5.00%, 07/01/20	150	176,354
New York State Environmental Facilities Corp. RB
5.00%, 06/15/20	175	207,256
Series A
3.50%, 06/15/20	110	120,895
5.00%, 06/15/20	25	29,608
Port Authority of New York & New Jersey RB
Series 180
5.00%, 06/01/20	35	41,218
Suffolk County Water Authority RB
5.00%, 06/01/20	20	23,545

2,947,308
NORTH CAROLINA — 1.52%
City of Charlotte NC GO
Series A
5.00%, 07/01/20	70	83,004
County of New Hanover NC GO
Series A
5.00%, 06/01/20	25	29,563
State of North Carolina GO
Series 2013D
4.00%, 06/01/20	275	311,798

424,365
OHIO — 3.52%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	50	56,680
City of Columbus OH GOL
4.00%, 08/15/20	100	113,557
5.00%, 08/15/20	25	29,722
Ohio State University (The) RB
Series A
4.00%, 06/01/20	50	56,315
Ohio State Water Development Authority RB
5.00%, 06/01/20	90	105,979

Security	Principal (000s)	Value
Series A
5.00%, 06/01/20	$100	$118,027
State of Ohio GO
Series A
5.00%, 09/01/20	200	236,928
Series B
4.00%, 08/01/20	45	50,852
5.00%, 08/01/20	180	212,610

		980,670
OKLAHOMA — 0.46%
Grand River Dam Authority RB
Series A
5.00%, 06/01/20	55	64,525
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/20	35	41,084
Tulsa County Industrial Authority RB
4.00%, 09/01/20	20	22,418

		128,027
OREGON — 0.70%
Metro/OR GO
5.00%, 06/01/20	45	53,138
Series A
5.00%, 06/01/20	55	65,008
Portland Community College District GO
5.00%, 06/15/20	25	29,543
State of Oregon GO
Series A
4.00%, 08/01/20	30	34,098
Series N
5.00%, 08/01/20	10	11,879

		193,666
PENNSYLVANIA — 2.05%
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20	25	29,180
Second Series
5.00%, 07/01/20	215	251,313
Series T
5.00%, 07/01/20	50	58,445

104	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Pennsylvania Higher Educational Facilities Authority RB
Series AL
5.00%, 06/15/20		$50	$58,482
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20		35	41,129
Pittsburgh Water & Sewer Authority RB
Series A
5.00%, 09/01/20	(AGM)	25	29,459
School District of Philadelphia (The) GO
Series D
5.00%, 09/01/20	(SAW)	90	103,693

			571,701
TENNESSEE — 1.05%
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/20		115	129,959
Series D
5.00%, 07/01/20		50	59,024
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20		40	47,098
Series A
4.00%, 07/01/20		50	56,181

			292,262
TEXAS — 6.93%
Austin Independent School District GO
Series A
4.50%, 08/01/20	(PSF)	65	75,304
5.00%, 08/01/20	(PSF)	25	29,603
Central Texas Turnpike System RB
0.00%, 08/15/20	(AMBAC)	15	13,724
Series A
0.00%, 08/15/20	(AMBAC)	35	31,477
City of Austin TX GOL
5.00%, 09/01/20		165	196,319
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20		25	28,865

Security		Principal (000s)	Value
City of Round Rock TX GOL
4.00%, 08/15/20		$25	$28,098
County of Bexar TX GOL
5.00%, 06/15/20		200	235,680
County of Denton TX GOL
5.00%, 07/15/20		50	59,086
Dallas Independent School District GO
5.00%, 08/15/20	(PSF)	30	35,556
Del Mar College District GOL
5.00%, 08/15/20		20	23,527
El Paso Independent School District GO
5.00%, 08/15/20	(PSF)	5	5,910
Fort Bend Independent School District GO
5.00%, 08/15/20	(PSF)	55	65,185
Grapevine-Colleyville Independent School District GO
Series A
5.00%, 08/15/20		35	41,370
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	25	29,630
Keller Independent School District/TX GO
Series A
5.00%, 08/15/20	(PSF)	25	29,630
Leander Independent School District GO
Series A
0.00%, 08/15/20	(PSF)	50	46,082
Series D
0.00%, 08/15/20	(PSF)	50	46,082
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)	20	18,433
Series A
4.00%, 08/15/20	(PSF)	15	17,004
5.00%, 08/15/20	(PSF)	25	29,630
Mesquite Independent School District GO
Series B
4.00%, 08/15/20	(PSF)	25	28,340
North East Independent School District/TX GO
5.00%, 08/01/20	(PSF)	75	88,810

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
North Texas Municipal Water District RB
5.00%, 09/01/20		$170	$201,130
Permanent University Fund RB
4.00%, 07/01/20		35	39,638
Series B
5.00%, 07/01/20		45	53,235
Socorro Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	25	29,630
State of Texas GO
5.00%, 08/01/20		40	47,450
Series B
5.00%, 08/01/20		25	29,656
Texas Tech University RB
Series A
5.00%, 08/15/20		10	11,797
University of Texas System (The) RB
Series A
4.00%, 08/15/20		45	51,101
5.00%, 08/15/20		200	237,552
Series B
5.00%, 08/15/20		20	23,755

			1,928,289
UTAH — 0.65%
Davis County School District GO
Series A
4.00%, 06/01/20	(GTD)	25	28,185
State of Utah GO
Series A
5.00%, 07/01/20		110	130,497
University of Utah RB
Series A
5.00%, 08/01/20		20	23,590

			182,272
VIRGINIA — 4.33%
City of Newport News VA GO
Series A
5.00%, 07/01/20		50	59,108
5.00%, 07/15/20	(SAW)	50	59,151
City of Richmond VA GO
Series B
5.00%, 07/15/20	(SAW)	50	59,348

Security		Principal (000s)	Value
Commonwealth of Virginia GO
Series A-1
4.00%, 06/01/20		$35	$39,683
Series B
5.00%, 06/01/20		25	29,590
County of Henrico VA GO
5.00%, 08/01/20		25	29,698
Series A
4.00%, 08/01/20		90	102,294
Virginia Beach Development Authority RB
Series C
5.00%, 08/01/20		25	29,403
Virginia College Building Authority RB
Series 2
5.00%, 09/01/20	(ST)	25	29,530
Series A
5.00%, 09/01/20		100	118,121
Virginia Public Building Authority RB
Series B
5.00%, 08/01/20		25	29,473
Series B-3
4.00%, 08/01/20		100	112,784
Virginia Public School Authority RB
5.00%, 08/01/20	(SAW)	400	472,468
Series A
5.00%, 08/01/20	(SAW)	15	17,718
Series D
4.00%, 08/01/20	(SAW)	15	16,951

			1,205,320
WASHINGTON — 7.01%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20		50	59,146
County of Pierce WA GOL
Series A
5.00%, 07/01/20		35	41,066
Energy Northwest RB
Series A
5.00%, 07/01/20		440	517,954
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	20	22,611

106	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

March 31, 2015

Security		Principal (000s)	Value
Port of Seattle WA RB
5.50%, 09/01/20	(NPFGC)	$50	$59,972
State of Washington COP
5.00%, 07/01/20	(ST)	50	58,693
State of Washington GO
Series A
5.00%, 07/01/20		35	41,278
5.00%, 08/01/20		25	29,529
Series C
5.00%, 06/01/20		25	29,439
Series R
4.00%, 07/01/20		200	225,152
5.00%, 07/01/20		200	235,876
Series R-2011B
5.00%, 07/01/20		210	247,670
Series R-2013A
5.00%, 07/01/20		125	147,422
Series R-2014A
5.00%, 07/01/20		25	29,485
State of Washington RB
5.00%, 09/01/20		160	187,387
University of Washington RB
Series C
5.00%, 07/01/20		15	17,732

			1,950,412
WEST VIRGINIA — 0.10%
State of West Virginia GO
4.00%, 06/01/20		25	28,318

			28,318
WISCONSIN — 0.48%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 4
5.00%, 06/01/20		60	70,653
Wisconsin Department of Transportation RB
Series 1
3.50%, 07/01/20		15	16,509
5.00%, 07/01/20		30	35,381
Series A
5.00%, 07/01/20		10	11,794

			134,337

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $27,618,964)			27,612,840

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	106	$105,635

		105,635

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,635)		105,635

TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $27,724,599)		27,718,475
Other Assets, Less Liabilities — 0.43%		120,017

NET ASSETS — 100.00%		$27,838,492

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	107

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2015

	iShares iBonds Sep 2015 AMT-Free Muni Bond ETF	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$96,099,523	$125,447,775	$147,637,146
Affiliated (Note 2)	225,144	285,246	398,179

Total cost of investments	$96,324,667	$125,733,021	$148,035,325

Investments in securities, at fair value (Note 1):
Unaffiliated	$96,250,824	$126,419,480	$149,297,021
Affiliated (Note 2)	225,144	285,246	398,179

Total fair value of investments	96,475,968	126,704,726	149,695,200
Receivables:
Interest	1,037,114	1,268,103	1,505,821

Total Assets	97,513,082	127,972,829	151,201,021

LIABILITIES
Payables:
Investment advisory fees (Note 2)	15,169	19,561	23,075

Total Liabilities	15,169	19,561	23,075

NET ASSETS	$97,497,913	$127,953,268	$151,177,946

Net assets consist of:
Paid-in capital	$97,314,630	$127,019,836	$149,685,985
Undistributed net investment income	57,006	80,769	124,463
Accumulated net realized loss	(25,024)	(119,042)	(292,377)
Net unrealized appreciation	151,301	971,705	1,659,875

NET ASSETS	$97,497,913	$127,953,268	$151,177,946

Shares outstanding[a]	1,850,000	2,400,000	2,750,000

Net asset value per share	$52.70	$53.31	$54.97

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

108	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2015

	iShares iBonds Sep 2018 AMT-Free Muni Bond ETF	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF	iShares iBonds Sep 2020 AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$80,372,806	$47,654,994	$27,618,964
Affiliated (Note 2)	290,358	193,448	105,635

Total cost of investments	$80,663,164	$47,848,442	$27,724,599

Investments in securities, at fair value (Note 1):
Unaffiliated	$80,722,697	$47,751,998	$27,612,840
Affiliated (Note 2)	290,358	193,448	105,635

Total fair value of investments	81,013,055	47,945,446	27,718,475
Receivables:
Interest	769,360	428,432	227,667

Total Assets	81,782,415	48,373,878	27,946,142

LIABILITIES
Payables:
Investment securities purchased	278,420	152,882	103,467
Investment advisory fees (Note 2)	12,382	7,234	4,183

Total Liabilities	290,802	160,116	107,650

NET ASSETS	$81,491,613	$48,213,762	$27,838,492

Net assets consist of:
Paid-in capital	$81,133,488	$48,075,061	$27,820,618
Undistributed net investment income	63,981	41,401	23,994
Undistributed net realized gain (accumulated net realized loss)	(55,747)	296	4
Net unrealized appreciation (depreciation)	349,891	97,004	(6,124)

NET ASSETS	$81,491,613	$48,213,762	$27,838,492

Shares outstanding[a]	3,200,000	1,900,000	1,100,000

Net asset value per share	$25.47	$25.38	$25.31

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2015

	iShares iBonds Sep 2015 AMT-Free Muni Bond ETF	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$890,940	$1,194,903	$1,712,578
Interest — affiliated (Note 2)	62	72	114

Total investment income	891,002	1,194,975	1,712,692

EXPENSES
Investment advisory fees (Note 2)	309,089	376,047	426,456

Total expenses	309,089	376,047	426,456
Less investment advisory fees waived (Note 2)	(106,417)	(129,915)	(148,419)

Net expenses	202,672	246,132	278,037

Net investment income	688,330	948,843	1,434,655

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	27	22	(1,454)
In-kind redemptions — unaffiliated	20,223	—	—

Net realized gain (loss)	20,250	22	(1,454)

Net change in unrealized appreciation/depreciation	(690,263)	(369,725)	(67,962)

Net realized and unrealized loss	(670,013)	(369,703)	(69,416)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,317	$579,140	$1,365,239

See notes to financial statements.

110	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2015

	iShares iBonds Sep 2018 AMT-Free Muni Bond ETF	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF	iShares iBonds Sep 2020 AMT-Free Muni Bond ETF[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$792,800	$354,078	$119,032
Interest — affiliated (Note 2)	93	32	13

Total investment income	792,893	354,110	119,045

EXPENSES
Investment advisory fees (Note 2)	199,791	79,807	24,119

Total expenses	199,791	79,807	24,119
Less investment advisory fees waived (Note 2)	(70,870)	(30,328)	(9,648)

Net expenses	128,921	49,479	14,471

Net investment income	663,972	304,631	104,574

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	9	296	4

Net realized gain	9	296	4

Net change in unrealized appreciation/depreciation	212,625	118,305	(6,124)

Net realized and unrealized gain (loss)	212,634	118,601	(6,120)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$876,606	$423,232	$98,454

[a]	For the period from August 12, 2014 (commencement of operations) to March 31, 2015.

See notes to financial statements.

FINANCIAL STATEMENTS	111

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Sep 2015 AMT-Free Muni Bond ETF		iShares iBonds Sep 2016 AMT-Free Muni Bond ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$688,330	$594,488	$948,843	$755,703
Net realized gain (loss)	20,250	(25,051)	22	(119,064)
Net change in unrealized appreciation/depreciation	(690,263)	(165,604)	(369,725)	(3,791)

Net increase in net assets resulting from operations	18,317	403,833	579,140	632,848

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(671,759)	(596,029)	(923,656)	(748,534)

Total distributions to shareholders	(671,759)	(596,029)	(923,656)	(748,534)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,302,762	42,482,143	10,707,237	61,445,714
Cost of shares redeemed	(7,921,843)	—	—	—

Net increase (decrease) in net assets from capital share transactions	(2,619,081)	42,482,143	10,707,237	61,445,714

INCREASE (DECREASE) IN NET ASSETS	(3,272,523)	42,289,947	10,362,721	61,330,028

NET ASSETS
Beginning of year	100,770,436	58,480,489	117,590,547	56,260,519

End of year	$97,497,913	$100,770,436	$127,953,268	$117,590,547

Undistributed net investment income included in net assets at end of year	$57,006	$40,435	$80,769	$55,582

SHARES ISSUED AND REDEEMED
Shares sold	100,000	800,000	200,000	1,150,000
Shares redeemed	(150,000)	—	—	—

Net increase (decrease) in shares outstanding	(50,000)	800,000	200,000	1,150,000

See notes to financial statements.

112	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF		iShares iBonds Sep 2018 AMT-Free Muni Bond ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,434,655	$1,102,114	$663,972	$229,900
Net realized gain (loss)	(1,454)	(285,858)	9	(55,756)
Net change in unrealized appreciation/depreciation	(67,962)	(482,425)	212,625	121,064

Net increase in net assets resulting from operations	1,365,239	333,831	876,606	295,208

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,395,949)	(1,088,952)	(630,516)	(199,763)

Total distributions to shareholders	(1,395,949)	(1,088,952)	(630,516)	(199,763)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,829,641	55,064,820	33,164,300	45,469,188

Net increase in net assets from capital share transactions	24,829,641	55,064,820	33,164,300	45,469,188

INCREASE IN NET ASSETS	24,798,931	54,309,699	33,410,390	45,564,633

NET ASSETS
Beginning of year	126,379,015	72,069,316	48,081,223	2,516,590

End of year	$151,177,946	$126,379,015	$81,491,613	$48,081,223

Undistributed net investment income included in net assets at end of year	$124,463	$85,757	$63,981	$30,525

SHARES ISSUED
Shares sold	450,000	1,000,000	1,300,000	1,800,000

Net increase in shares outstanding	450,000	1,000,000	1,300,000	1,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF		iShares iBonds Sep 2020 AMT-Free Muni Bond ETF
	Year ended March 31, 2015	Period from February 4, 2014[a] to March 31, 2014	Period from August 12, 2014[a] to March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$304,631	$7,926	$104,574
Net realized gain	296	—	4
Net change in unrealized appreciation/depreciation	118,305	(21,301)	(6,124)

Net increase (decrease) in net assets resulting from operations	423,232	(13,375)	98,454

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(267,547)	(3,609)	(80,580)

Total distributions to shareholders	(267,547)	(3,609)	(80,580)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,567,843	7,507,218	27,820,618

Net increase in net assets from capital share transactions	40,567,843	7,507,218	27,820,618

INCREASE IN NET ASSETS	40,723,528	7,490,234	27,838,492

NET ASSETS
Beginning of period	7,490,234	—	—

End of period	$48,213,762	$7,490,234	$27,838,492

Undistributed net investment income included in net assets at end of period	$41,401	$4,317	$23,994

SHARES ISSUED
Shares sold	1,600,000	300,000	1,100,000

Net increase in shares outstanding	1,600,000	300,000	1,100,000

[a]	Commencement of operations.

See notes to financial statements.

114	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2015 AMT-Free Muni Bond ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$53.04	$53.16	$53.12	$51.28	$50.63

Income from investment operations:
Net investment income[a]	0.35	0.39	0.59	0.78	0.89
Net realized and unrealized gain (loss)[b]	(0.35)	(0.10)	0.05	1.85	0.63

Total from investment operations	0.00	0.29	0.64	2.63	1.52

Less distributions from:
Net investment income	(0.34)	(0.41)	(0.60)	(0.79)	(0.87)

Total distributions	(0.34)	(0.41)	(0.60)	(0.79)	(0.87)

Net asset value, end of year	$52.70	$53.04	$53.16	$53.12	$51.28

Total return	0.01%	0.56%	1.19%	5.15%	3.02%

Ratios/Supplemental data:
Net assets, end of year (000s)	$97,498	$100,770	$58,480	$37,181	$23,075
Ratio of expenses to average net assets	0.20%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees	0.30%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	0.67%	0.73%	1.11%	1.48%	1.74%
Portfolio turnover rate[c]	0%	2%	0%[d]	0%[d]	0%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$53.45	$53.58	$53.19	$50.55	$49.72

Income from investment operations:
Net investment income[a]	0.40	0.48	0.70	0.98	1.11
Net realized and unrealized gain (loss)[b]	(0.15)	(0.11)	0.41	2.65	0.83

Total from investment operations	0.25	0.37	1.11	3.63	1.94

Less distributions from:
Net investment income	(0.39)	(0.50)	(0.72)	(0.99)	(1.11)

Total distributions	(0.39)	(0.50)	(0.72)	(0.99)	(1.11)

Net asset value, end of year	$53.31	$53.45	$53.58	$53.19	$50.55

Total return	0.48%	0.71%	2.08%	7.23%	3.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$127,953	$117,591	$56,261	$34,573	$17,694
Ratio of expenses to average net assets	0.20%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees	0.30%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	0.76%	0.89%	1.31%	1.87%	2.17%
Portfolio turnover rate[c]	0%	2%	1%	1%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

116	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$54.95	$55.44	$54.64	$51.10	$50.34

Income from investment operations:
Net investment income[a]	0.56	0.64	0.81	1.11	1.28
Net realized and unrealized gain (loss)[b]	(0.00)[c]	(0.48)	0.82	3.56	0.69

Total from investment operations	0.56	0.16	1.63	4.67	1.97

Less distributions from:
Net investment income	(0.54)	(0.65)	(0.83)	(1.13)	(1.21)

Total distributions	(0.54)	(0.65)	(0.83)	(1.13)	(1.21)

Net asset value, end of year	$54.97	$54.95	$55.44	$54.64	$51.10

Total return	1.03%	0.31%	2.98%	9.22%	3.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$151,178	$126,379	$72,069	$43,711	$22,996
Ratio of expenses to average net assets	0.20%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees	0.30%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.01%	1.16%	1.47%	2.06%	2.48%
Portfolio turnover rate[d]	1%	2%	0%[e]	4%	2%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2018 AMT-Free Muni Bond ETF

	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Period from Mar. 19, 2013[a] to Mar. 31, 2013
Net asset value, beginning of period	$25.31	$25.17	$25.00

Income from investment operations:
Net investment income[b]	0.25	0.25	0.00 [c]
Net realized and unrealized gain[d]	0.15	0.10	0.17

Total from investment operations	0.40	0.35	0.17

Less distributions from:
Net investment income	(0.24)	(0.21)	–

Total distributions	(0.24)	(0.21)	–

Net asset value, end of period	$25.47	$25.31	$25.17

Total return	1.60%	1.44%	0.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,492	$48,081	$2,517
Ratio of expenses to average net assets[f]	0.19%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[f]	0.30%	n/a	n/a
Ratio of net investment income to average net assets[f]	1.00%	0.99%	0.47%
Portfolio turnover rate[g]	0%	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

118	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2019 AMT-Free Muni Bond ETF

	Year ended Mar. 31, 2015	Period from Feb. 4, 2014[a] to Mar. 31, 2014
Net asset value, beginning of period	$24.97	$25.00

Income from investment operations:
Net investment income[b]	0.29	0.04
Net realized and unrealized gain (loss)[c]	0.39	(0.05)

Total from investment operations	0.68	(0.01)

Less distributions from:
Net investment income	(0.27)	(0.02)

Total distributions	(0.27)	(0.02)

Net asset value, end of period	$25.38	$24.97

Total return	2.73%	(0.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,214	$7,490
Ratio of expenses to average net assets[e]	0.19%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	n/a
Ratio of net investment income to average net assets[e]	1.15%	1.08%
Portfolio turnover rate[f]	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Sep 2020 AMT-Free Muni Bond ETF

Period from Aug. 12, 2014[a] to Mar. 31, 2015
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income[b]	0.21
Net realized and unrealized gain[c]	0.26

Total from investment operations	0.47

Less distributions from:
Net investment income	(0.16)

Total distributions	(0.16)

Net asset value, end of period	$25.31

Total return	1.88%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,838
Ratio of expenses to average net assets[e]	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%
Ratio of net investment income to average net assets[e]	1.30%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
iBonds Sep 2015 AMT-Free Muni Bond	iShares 2015 AMT-Free Muni Term ETF	Diversified
iBonds Sep 2016 AMT-Free Muni Bond	iShares 2016 AMT-Free Muni Term ETF	Diversified
iBonds Sep 2017 AMT-Free Muni Bond	iShares 2017 AMT-Free Muni Term ETF	Diversified
iBonds Sep 2018 AMT-Free Muni Bond	iShares 2018 AMT-Free Muni Term ETF	Non-diversified
iBonds Sep 2019 AMT-Free Muni Bond	iShares 2019 AMT-Free Muni Term ETF	Non-diversified
iBonds Sep 2020 AMT-Free Muni Bond[b]	N/A	Non-diversified

[a]	The Funds changed their names effective July 31, 2014.
[b]	The Fund commenced operations on August 12, 2014.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

122	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBonds Sep 2015 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$96,250,824	$—	$96,250,824
Money Market Funds	225,144	—	—	225,144

	$225,144	$96,250,824	$—	$96,475,968

iBonds Sep 2016 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$126,419,480	$—	$126,419,480
Money Market Funds	285,246	—	—	285,246

	$285,246	$126,419,480	$—	$126,704,726

iBonds Sep 2017 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$149,297,021	$—	$149,297,021
Money Market Funds	398,179	—	—	398,179

	$398,179	$149,297,021	$—	$149,695,200

iBonds Sep 2018 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$80,722,697	$—	$80,722,697
Money Market Funds	290,358	—	—	290,358

	$290,358	$80,722,697	$—	$81,013,055

iBonds Sep 2019 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$47,751,998	$—	$47,751,998
Money Market Funds	193,448	—	—	193,448

	$193,448	$47,751,998	$—	$47,945,446

iBonds Sep 2020 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$27,612,840	$—	$27,612,840
Money Market Funds	105,635	—	—	105,635

	$105,635	$27,612,840	$—	$27,718,475

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund.

The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund, through the termination date of such Fund in order to limit total annual operating expenses to 0.18% of the average daily net assets of each Fund. The waiver agreement became effective May 23, 2014 for each of the Funds, except for the iShares iBonds Sep 2020 AMT-Free Muni Bond ETF, whose waiver agreement became effective August 12, 2014 (the inception date of the Fund).

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

124	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2015 were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2015 AMT-Free Muni Bond	$6,618,249	$—
iBonds Sep 2016 AMT-Free Muni Bond	14,894,884	—
iBonds Sep 2017 AMT-Free Muni Bond	29,708,138	890,716
iBonds Sep 2018 AMT-Free Muni Bond	35,055,679	—
iBonds Sep 2019 AMT-Free Muni Bond	41,081,338	87,848
iBonds Sep 2020 AMT-Free Muni Bond	27,813,966	—

In-kind transactions (see Note 4) for the year ended March 31, 2015 were as follows:

iShares ETF	In-kind Sales
iBonds Sep 2015 AMT-Free Muni Bond	$7,722,707

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Each Fund invests all or substantially all of its assets in municipal securities which are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment

126	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2015, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBonds Sep 2015 AMT-Free Muni Bond	$20,223	$—	$(20,223)

The tax character of distributions paid during the years ended March 31, 2015 and March 31, 2014 was as follows:

iShares ETF	2015	2014
iBonds Sep 2015 AMT-Free Muni Bond
Tax-exempt income	$671,759	$596,029

iBonds Sep 2016 AMT-Free Muni Bond
Tax-exempt income	$923,656	$748,534

iBonds Sep 2017 AMT-Free Muni Bond
Tax-exempt income	$1,395,949	$1,088,952

iBonds Sep 2018 AMT-Free Muni Bond
Tax-exempt income	$630,516	$199,763

iBonds Sep 2019 AMT-Free Muni Bond
Tax-exempt income	$267,547	$3,609

iBonds Sep 2020 AMT-Free Muni Bond
Tax-exempt income	$80,580	$—

As of March 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	Qualified Late-Year Losses [a]	Total
iBonds Sep 2015 AMT-Free Muni Bond	$—	$—	$57,006	$(25,024)	$151,301	$—	$183,283
iBonds Sep 2016 AMT-Free Muni Bond	—	—	80,769	(119,042)	971,705	—	933,432
iBonds Sep 2017 AMT-Free Muni Bond	—	—	124,463	(291,949)	1,659,875	(428)	1,491,961

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	Qualified Late-Year Losses [a]	Total
iBonds Sep 2018 AMT-Free Muni Bond	$—	$—	$63,981	$(55,747)	$349,891	$—	$358,125
iBonds Sep 2019 AMT-Free Muni Bond	291	5	41,401	—	97,004	—	138,701
iBonds Sep 2020 AMT-Free Muni Bond	—	4	23,994	—	(6,124)	—	17,874

[a]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2015, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Sep 2015 AMT-Free Muni Bond	$25,024
iBonds Sep 2016 AMT-Free Muni Bond	119,042
iBonds Sep 2017 AMT-Free Muni Bond	291,949
iBonds Sep 2018 AMT-Free Muni Bond	55,747

As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Sep 2015 AMT-Free Muni Bond	$96,324,667	$171,298	$(19,997)	$151,301
iBonds Sep 2016 AMT-Free Muni Bond	125,733,021	973,063	(1,358)	971,705
iBonds Sep 2017 AMT-Free Muni Bond	148,035,325	1,672,947	(13,072)	1,659,875
iBonds Sep 2018 AMT-Free Muni Bond	80,663,164	409,421	(59,530)	349,891
iBonds Sep 2019 AMT-Free Muni Bond	47,848,442	142,314	(45,310)	97,004
iBonds Sep 2020 AMT-Free Muni Bond	27,724,599	56,534	(62,658)	(6,124)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	PLANNED FUND LIQUIDATION

The iShares iBonds Sep 2015 AMT-Free Muni Bond ETF will be liquidating on or about September 1, 2015, following the termination of its benchmark index, the S&P AMT-Free Municipal Series 2015 Index, on or about the same date.

128	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

At a special meeting of the Board held on May 6, 2015, the Trustees approved a two-for-one stock split for the iShares iBonds Sep 2016 AMT-Free Muni Bond and iShares iBonds Sep 2017 AMT-Free Muni Bond ETFs for shareholders of record as of the close of business on May 18, 2015 and payable after the close of trading on May 20, 2015. The impact of the stock split will be to increase the number of outstanding shares and to decrease the net asset value per share. There will be no effect to the total value of shares outstanding as a result of the stock split.

NOTES TO FINANCIAL STATEMENTS	129

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares iBonds Sep 2015 AMT-Free Muni Bond ETF, iShares iBonds Sep 2016 AMT-Free Muni Bond ETF, iShares iBonds Sep 2017 AMT-Free Muni Bond ETF, iShares iBonds Sep 2018 AMT-Free Muni Bond ETF, iShares iBonds Sep 2019 AMT-Free Muni Bond ETF and iShares iBonds Sep 2020 AMT-Free Muni Bond ETF (the “Funds”) at March 31, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2015

130	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2015:

iShares ETF	Exempt- Interest Dividends
iBonds Sep 2015 AMT-Free Muni Bond	100%
iBonds Sep 2016 AMT-Free Muni Bond	100
iBonds Sep 2017 AMT-Free Muni Bond	100
iBonds Sep 2018 AMT-Free Muni Bond	100
iBonds Sep 2019 AMT-Free Muni Bond	100
iBonds Sep 2020 AMT-Free Muni Bond	100

TAX INFORMATION	131

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Sep 2017 AMT-Free Muni Bond	$0.544139	$—	$—	$0.544139	100%	—%	—%	100%
iBonds Sep 2019 AMT-Free Muni Bond	0.269436	—	—	0.269436	100	—	—	100
iBonds Sep 2020 AMT-Free Muni Bond	0.153796	—	0.004634	0.158430	97	—	3	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

132	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBonds Sep 2015 AMT-Free Muni Bond ETF

Period Covered: April 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	4	0.32
Greater than 1.5% and Less than 2.0%	3	0.24
Greater than 1.0% and Less than 1.5%	26	2.07
Greater than 0.5% and Less than 1.0%	167	13.27
Between 0.5% and –0.5%	1,028	81.71
Less than –0.5% and Greater than –1.0%	26	2.07
Less than –1.0% and Greater than –1.5%	3	0.24

	1,258	100.00%

iShares iBonds Sep 2016 AMT-Free Muni Bond ETF

Period Covered: April 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.16%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	7	0.56
Greater than 1.0% and Less than 1.5%	28	2.23
Greater than 0.5% and Less than 1.0%	127	10.10
Between 0.5% and –0.5%	1,030	81.87
Less than –0.5% and Greater than –1.0%	51	4.05
Less than –1.0% and Greater than –1.5%	12	0.95

	1,258	100.00%

SUPPLEMENTAL INFORMATION	133

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares iBonds Sep 2017 AMT-Free Muni Bond ETF

Period Covered: April 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.16%
Greater than 3.5% and Less than 4.0%	3	0.24
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	3	0.24
Greater than 2.0% and Less than 2.5%	4	0.32
Greater than 1.5% and Less than 2.0%	7	0.56
Greater than 1.0% and Less than 1.5%	28	2.23
Greater than 0.5% and Less than 1.0%	145	11.52
Between 0.5% and –0.5%	1,003	79.72
Less than –0.5% and Greater than –1.0%	34	2.70
Less than –1.0% and Greater than –1.5%	27	2.15
Less than –1.5% and Greater than –2.0%	1	0.08

	1,258	100.00%

iShares iBonds Sep 2018 AMT-Free Muni Bond ETF

Period Covered: April 1, 2013 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	22	4.36%
Between 0.5% and –0.5%	478	94.64
Less than –0.5% and Greater than –1.0%	1	0.20
Less than –1.0% and Greater than –1.5%	2	0.40
Less than –1.5% and Greater than –2.0%	1	0.20
Less than –2.0%	1	0.20

	505	100.00%

iShares iBonds Sep 2019 AMT-Free Muni Bond ETF

Period Covered: April 1, 2014 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	7	2.78%
Between 0.5% and –0.5%	245	97.22

	252	100.00%

134	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares iBonds Sep 2020 AMT-Free Muni Bond ETF

Period Covered: October 1, 2014 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	13	10.40%
Between 0.5% and –0.5%	112	89.60

	125	100.00%

SUPPLEMENTAL INFORMATION	135

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 311 funds (as of March 31, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

136	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., and iShares U.S. ETF Trust (since 2012).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Cecilia H. Herbert (66)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

TRUSTEE AND OFFICER INFORMATION	137

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

138	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).

Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	139

Notes:

140	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	141

Notes:

142	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-38-0315

MARCH 31, 2015

2015 ANNUAL REPORT

iShares Trust

➢	iShares International Preferred Stock ETF | IPFF | NYSE Arca
➢	iShares U.S. Preferred Stock ETF | PFF | NYSE Arca
➢	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL MARKET OVERVIEW

Global stocks achieved modest gains for the 12-month period ended March 31, 2015 (the “reporting period”). The MSCI ACWI, a broad market index covering developed and emerging markets, produced an annual total return of approximately 5.4% for the reporting period. Global stock market performance was punctuated by alternating periods of volatility, with sell-offs spurred by geopolitical, monetary policy, and commodity price concerns, followed by buying on signs of optimism for improving economic growth in certain regions of the world.

Ongoing growth in the U.S. economy, coupled with a strong U.S. dollar and lower energy prices, helped support strong equity market performance in the United States, where the broader stock market, as measured by the S&P 500®, advanced nearly 13% during the reporting period. Yet even as major U.S. stock indices reached record highs during the reporting period, investors were also prone to bouts of worry. Concerns about the end of quantitative easing by the U.S. Federal Reserve Bank (the “Fed”) and investors’ anticipation of higher short-term interest rates weighed on U.S. equities during the early fall of 2014. However, relatively solid economic growth reignited investor enthusiasm for U.S. stocks, only to see the market sputter again on worries about the pace of future interest rate hikes by the Fed. Despite this volatility in the domestic market, U.S. stocks outperformed those of all other major regions of the world during the reporting period, fueling the MSCI ACWI’s modest return.

European stocks lost ground during the reporting period, with their single-digit losses reflecting investors’ concerns about the prospects for economic growth across the region. Among the worst performers were equities in Southern Europe, including Portugal, Italy, and Spain. As in the U.S. equity market, geopolitics also contributed to an unsettling environment for European markets, with military crises in Ukraine and the Middle East, along with worries about the spread of the Ebola virus, putting downward pressure on European equity markets. During the first calendar quarter of 2015, the European Central Bank announced that it would begin a quantitative easing program to counter the threat of a deflationary spiral within the troubled eurozone. While this announcement lit a short-lived spark under European equity markets, stocks in Europe could not manage to maintain a positive return for the full 12 months.

Meanwhile, in the Asia/Pacific region, stocks returned approximately 6% for the reporting period. Solid equity performance in Japan and Hong Kong was offset by lagging results in the commodities-laden markets of Australia and New Zealand. In Japan, stocks seemed to benefit from investor optimism that the economic reforms instituted under Prime Minister Shinzo Abe may slowly be taking effect and helping to turn around that country’s decades-long deflationary environment.

Emerging markets stocks ended the reporting period in modestly negative territory, returning approximately -2%. Strong absolute returns in China, the Philippines and India were more than offset by sharply negative results from equity markets in Greece, Russia, and Brazil, among others. The large dip in oil prices during the reporting period, which signaled a significant global imbalance of supply and demand, was particularly painful for Russian and Brazilian stocks.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(11.52)%	(12.31)%	(10.96)%	(11.52)%	(12.31)%	(10.96)%
Since Inception	(1.49)%	(1.80)%	(0.89)%	(4.93)%	(5.95)%	(2.98)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$878.80	$2.58	$1,000.00	$1,022.20	$2.77	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

6	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was -11.52%, net of fees, while the total return for the Index was -10.96%.

As represented by the Index, international preferred stocks declined during the reporting period. The Index began the reporting period with solid performance, as investors appreciated the comparatively higher yields of preferred stocks in a low interest rate environment. The Index declined in the second half of the reporting period due to the potential for higher interest rates in the U.S. and plummeting energy prices.

Fed policy had a negative effect on international preferred shares through the rising U.S. dollar, the interest rate exposure of global financial institutions and the valuation of interest-bearing investments. In October 2014, the Fed ended its bond purchase program, leading to rising expectations for a possible Fed interest rate hike in 2015. The prospect of rising interest rates weighed on preferred stocks during the last half of the reporting period.

The majority of the Index’s holdings were based in Canada, with concentrations in the energy and financials sectors. The prospect of higher interest rates in the U.S. and weak economic growth in Canada led to appreciation for the U.S. dollar and depreciation of the Canadian dollar. More than any single factor, the 13% decline of the Canadian dollar relative to the U.S. dollar detracted from the Index’s performance during the reporting period.

Canada’s energy-driven economy suffered as worldwide supplies of oil and natural gas outstripped demand for those commodities, causing their prices to plummet. Declining energy prices hurt the Index’s energy holdings, as well as its holdings in Canadian banks with credit exposure to the energy sector.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	67.27%
Energy	19.31
Industrials	6.26
Utilities	3.66
Telecommunication Services	2.93
Consumer Staples	0.57

TOTAL	100.00%

COUNTRY ALLOCATION

As of 3/31/15

Country	Percentage of Total Investments*

Canada	69.02%
United Kingdom	26.92
Singapore	2.92
Sweden	1.14

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® U.S. PREFERRED STOCK ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.19%	9.30%	9.83%	9.19%	9.30%	9.83%
5 Years	7.45%	7.49%	8.15%	43.25%	43.52%	47.94%
Since Inception	4.42%	4.42%	4.82%	41.44%	41.42%	45.80%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/26/07. The first day of secondary market trading was 3/30/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.40	$2.40	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

8	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks, as represented by the S&P U.S. Preferred Stock Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 9.19%, net of fees, while the total return for the Index was 9.83%.

As represented by the Index, U.S. preferred stocks produced positive results for the reporting period, but trailed the somewhat volatile performance of the broad U.S. equity market indices. A major factor influencing the performance of preferred stocks during the reporting period was the Fed and its monetary policy decisions.

During the first half of the reporting period, U.S. preferred stocks produced positive results despite uncertainty about the strength of the global economy, geopolitical unrest in various regions of the world, and periodic concerns about the eventual termination of the Fed’s quantitative easing (“QE”) program. Based on ongoing improvements in the U.S. economy, the Fed finally ended its QE asset purchases in October 2014. Subsequently, the Fed also indicated its intent to take “measured steps” in normalizing interest rates. While the U.S. economy showed signs of improvement during the reporting period, many other developed nations, notably those in Europe, saw their economies continue to struggle, prompting the European Central Bank to announce late in the reporting period that it would begin its own QE program.

Common stocks experienced bouts of volatility during the reporting period as investors contended with the impact of a stronger U.S. dollar and slumping oil prices on corporate earnings. The combination of volatility in the equity markets and still-low government bond yields supported demand for higher-yielding preferred securities, driving up their prices.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Financials	80.29%
Consumer Discretionary	8.48
Utilities	3.70
Telecommunication Services	2.76
Materials	1.57
Industrials	1.29
Consumer Staples	1.04
Energy	0.87

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

HSBC Holdings PLC Series 2, 8.00%	2.40%
GMAC Capital Trust I Series 2, 8.13%	1.69
Barclays Bank PLC Series 5, 8.13%	1.68
Wells Fargo & Co. Series J, 8.00%	1.52
Citigroup Capital XIII, 7.88%	1.44
HSBC Holdings PLC, 8.13%	1.39
Deutsche Bank Contingent Capital Trust III, 7.60%	1.35
Wells Fargo & Co., 5.85%	1.12
RBS Capital Funding Trust VII Series G, 6.08%	1.08
PNC Financial Services Group Inc. (The) Series P, 6.13%	1.05

TOTAL	14.72%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY ETF

Performance as of March 31, 2015

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	45.69%	45.59%	46.03%	45.69%	45.59%	46.03%
5 Years	30.80%	30.80%	31.12%	282.90%	282.88%	287.63%
10 Years	18.52%	18.56%	18.84%	447.09%	448.56%	462.00%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,257.80	$2.70	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

10	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2015, the total return for the Fund was 45.69%, net of fees, while the total return for the Index was 46.03%.

As represented by the Index, biotechnology stocks produced strong results during the reporting period and widely outperformed the broader U.S. equity market. As a group, biotechnology stocks have outpaced their counterparts in other major market sectors for four consecutive calendar years. Behind this surge in biotechnology stocks were solid corporate earnings growth, more approvals from the U.S. Food and Drug Administration, substantial initial public offering (IPO) and merger and acquisition activity, and overall investor enthusiasm for a range of new biotechnology drugs and treatments. Overall, the health care sector continued to benefit from an aging global population, new product innovations to treat chronic diseases such as diabetes and cancer, and an expanding middle class in emerging markets.

Biotechnology companies composed roughly three-quarters of the Index’s constituents at the end of the reporting period, with pharmaceuticals, life sciences tools and services, and health care supplies companies rounding out the total. All segments of the Index produced healthy results during the reporting period.

There was an acceleration in the number of IPOs for biotechnology companies during the reporting period, accompanied by an ongoing surge in the number of mergers and acquisitions within the industry. These activities helped drive up the stock prices of many biotechnology companies. Similar momentum was experienced by pharmaceuticals companies, the second-largest component of the Index, which have largely moved beyond the patent-expiration cliff and have begun developing new drug pipelines.

PORTFOLIO ALLOCATION

As of 3/31/15

Sector	Percentage of Total Investments*

Biotechnology	78.22%
Pharmaceuticals	16.04
Life Sciences Tools & Services	5.68
Health Care Equipment & Supplies	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/15

Security	Percentage of Total Investments*

Biogen Inc.	8.11%
Amgen Inc.	7.97
Celgene Corp.	7.46
Gilead Sciences Inc.	7.46
Regeneron Pharmaceuticals Inc.	6.54
Vertex Pharmaceuticals Inc.	3.89
Alexion Pharmaceuticals Inc.	3.78
Illumina Inc.	3.74
Mylan NV	3.31
BioMarin Pharmaceutical Inc.	2.95

TOTAL	55.21%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2015

Security	Shares	Value
PREFERRED STOCKS — 99.37%

CANADA — 68.58%
Bank of Montreal Series 27, 4.00%[a]	36,068	$717,658
Bank of Montreal Series 29, 3.90%[a]	28,854	565,917
Bank of Montreal Series 31, 3.80%[a]	21,640	421,524
Bank of Nova Scotia (The) Series 18, 3.35%[a]	13,521	269,779
Bank of Nova Scotia (The) Series 20, 3.61%[a]	14,497	291,542
Bank of Nova Scotia (The) Series 30, 3.85%[a]	19,115	324,193
Bank of Nova Scotia (The) Series 32, 3.70%[a]	28,757	539,265
BCE Inc. Series AF, 3.11%[a]	26,288	361,162
BCE Inc. Series AK, 4.15%[a]	45,085	645,038
Brookfield Asset Management Inc. Series 32, 4.50%[a]	21,640	427,503
Brookfield Asset Management Inc. Series 34, 4.20%[a]	18,034	338,182
Brookfield Asset Management Inc. Series 36, 4.85%	14,427	266,783
Brookfield Asset Management Inc. Series 37, 4.90%	14,427	272,251
Brookfield Asset Management Inc. Series 42, 4.50%[a]	21,640	419,473
Brookfield Office Properties Inc. Series T, 4.60%[a]	18,034	339,321
Canadian Imperial Bank of Commerce/Canada Series 39, 3.90%[a]	28,854	561,132
Canadian Imperial Bank of Commerce/Canada Series 41, 3.75%[a]	21,640	418,618
Canadian Utilities Ltd. Series AA, 4.90%	10,819	216,722
Canadian Utilities Ltd. Series DD, 4.50%	16,230	306,916
Capital Power Corp., 4.60%[a]	10,820	170,950
Emera Inc. Series C, 4.10%[a]	18,034	348,861
Enbridge Inc. Series 3, 4.00%[a]	21,353	325,395
Enbridge Inc. Series 7, 4.40%[a]	8,897	147,593
Enbridge Inc. Series 9, 4.40%[a]	9,786	164,967
Enbridge Inc. Series 11, 4.40%[a]	17,794	296,450
Enbridge Inc. Series 13, 4.40%[a]	12,456	209,878
Enbridge Inc. Series 15, 4.40%[a]	9,786	165,122
Enbridge Inc. Series B, 4.00%[a]	17,794	266,524
Enbridge Inc. Series D, 4.00%[a]	16,015	241,395

Security	Shares	Value
Enbridge Inc. Series F, 4.00%[a]	17,794	$271,301
Enbridge Inc. Series H, 4.00%[a]	12,455	177,802
Enbridge Inc. Series N, 4.00%[a]	16,015	253,787
Enbridge Inc. Series P, 4.00%[a]	14,235	219,285
Enbridge Inc. Series R, 4.00%[a]	14,235	219,173
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	17,132	317,344
Husky Energy Inc. Series 3, 4.50%[a]	18,034	346,868
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	18,034	366,803
Intact Financial Corp. Series 3, 4.20%[a]	18,034	356,693
Manulife Financial Corp. Series 1-7, 4.60%[a]	18,033	366,640
Manulife Financial Corp. Series 15, 3.90%[a]	14,427	272,364
Manulife Financial Corp. Series 17, 3.90%[a]	25,247	488,394
National Bank of Canada Series 30, 4.10%[a]	25,247	500,754
National Bank of Canada Series 32, 3.90%[a]	21,640	422,206
Pembina Pipeline Corp. Series 1, 4.25%[a]	18,033	300,431
Pembina Pipeline Corp. Series 5, 5.00%[a]	18,034	351,140
Pembina Pipeline Corp. Series 7, 4.50%[a]	18,034	331,774
Power Financial Corp. Series R, 5.50%	18,033	378,743
Power Financial Corp. Series S, 4.80%	21,640	433,996
Power Financial Corp. Series T, 4.20%[a]	14,427	289,907
Royal Bank of Canada Series AJ, 3.52%[a]	24,488	491,307
Royal Bank of Canada Series AZ, 4.00%[a]	36,068	714,240
Royal Bank of Canada Series BB, 3.90%[a]	36,068	709,114
Sun Life Financial Inc. Series 4, 4.45%	21,640	405,974
Toronto-Dominion Bank (The) Series 1, 3.90%[a]	36,068	709,114
Toronto-Dominion Bank (The) Series 3, 3.80%[a]	36,068	702,564
Toronto-Dominion Bank (The) Series 5, 3.75%[a]	36,068	703,419
TransAlta Corp. Series A, 4.60%[a]	21,640	213,752

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2015

Security	Shares	Value
TransCanada Corp. Series 1, 3.27%[a]	17,127	$280,063
TransCanada Corp. Series 3, 4.00%[a]	25,247	299,615
TransCanada Corp. Series 5, 4.40%[a]	25,247	323,337
TransCanada Corp. Series 7, 4.00%[a]	43,282	811,644
TransCanada Corp. Series 9, 4.25%[a]	32,461	623,333

		23,692,995
SINGAPORE — 2.90%
City Developments Ltd., 0.00%[a],b	596,237	460,750
Oversea-Chinese Banking Corp. Ltd., 4.20%	713,553	541,004

		1,001,754
SWEDEN — 1.14%
Sagax AB, 0.00%	90,168	392,078

		392,078
UNITED KINGDOM — 26.75%
Aviva PLC, 8.38%	180,336	388,178
Aviva PLC, 8.75%	180,337	410,266
Balfour Beatty PLC, 9.68%	201,976	356,052
Doric Nimrod Air Three Ltd., 0.00%	396,746	668,481
Doric Nimrod Air Two Ltd., 0.00%	311,539	1,123,826
Ecclesiastical Insurance Group PLC, 8.63%	191,968	399,680
General Accident PLC, 7.88%[b]	198,370	394,604
General Accident PLC, 8.88%	252,474	569,693
Lloyds Banking Group PLC, 6.48%	105,278	171,132
Lloyds Banking Group PLC, 9.25%	630,327	1,431,653
Lloyds Banking Group PLC, 9.75%	189,097	444,933
National Westminster Bank PLC Series A, 9.00%	252,474	543,457
Raven Russia Ltd., 12.00%	259,852	516,906
REA Holdings PLC, 9.00%	107,151	196,446
RSA Insurance Group PLC, 7.38%	225,421	416,206
Santander UK PLC, 10.38%	245,416	544,659
Standard Chartered PLC, 7.38%	173,184	309,153
Standard Chartered PLC, 8.25%	178,983	354,046

		9,239,371

TOTAL PREFERRED STOCKS
(Cost: $40,749,650)		34,326,198

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	28,939	$28,939
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	1,672	1,672
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	732	732

		31,343

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,343)		31,343

TOTAL INVESTMENTS IN SECURITIES — 99.46%
(Cost: $40,780,993)		34,357,541
Other Assets, Less Liabilities — 0.54%		187,995

NET ASSETS — 100.00%		$34,545,536

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2015

Security	Shares	Value
PREFERRED STOCKS — 98.31%

AUTOMOBILES — 8.15%
BAC Capital Trust VIII, 6.00%	1,695,214	$43,719,569
Countrywide Capital IV, 6.75%	1,613,733	41,247,015
Countrywide Capital V, 7.00%	4,742,995	122,796,141
Deutsche Bank Capital Funding Trust VIII, 6.38%[a]	1,886,674	47,864,919
Deutsche Bank Contingent Capital Trust II, 6.55%	2,520,801	68,162,459
Deutsche Bank Contingent Capital Trust III, 7.60%	6,135,050	173,621,915
Deutsche Bank Contingent Capital Trust V, 8.05%	4,304,881	124,411,061
GMAC Capital Trust I Series 2, 8.13%[b]	8,269,735	217,080,544
Goldman Sachs Group Inc. (The), 6.13%	4,145,584	107,453,537
JPMorgan Chase Capital XXIX, 6.70%	4,729,957	120,235,507

		1,066,592,667
BANKS — 34.58%
Bank of America Corp. Series 3, 6.38%[a]	2,096,097	53,136,059
Bank of America Corp. Series 4, 4.00%[a],b	702,958	15,197,952
Bank of America Corp. Series 5, 4.00%[b]	802,409	16,762,324
Bank of America Corp. Series D, 6.20%	1,279,429	32,484,702
Bank of America Corp. Series E, 4.00%[b]	94,762	2,040,226
Bank of America Corp. Series H, 3.00%[a],b	703,625	13,404,056
Bank of America Corp. Series I, 6.63%[a]	664,670	17,261,480
Bank of America Corp. Series W, 6.63%	2,156,000	55,754,160
Barclays Bank PLC Series 2, 6.63%[a]	2,365,493	60,698,550
Barclays Bank PLC Series 3, 7.10%	4,300,295	111,119,623
Barclays Bank PLC Series 4, 7.75%	3,594,650	93,604,686
Barclays Bank PLC Series 5, 8.13%[a]	8,215,117	215,646,821

Security	Shares	Value
BB&T Corp., 5.85%	1,821,234	$46,477,892
BB&T Corp. Series E, 5.63%[a]	3,591,564	90,722,907
BB&T Corp. Series F, 5.20%	1,433,852	34,527,156
BB&T Corp. Series G, 5.20%	1,590,902	38,531,646
Citigroup Inc. Series C, 5.80%[a]	1,823,588	46,227,956
Citigroup Inc. Series J, 7.13%[b]	2,965,143	81,956,553
Citigroup Inc. Series K, 6.88%[b]	4,649,412	126,742,971
Citigroup Inc. Series L, 6.88%	960,520	25,665,094
City National Corp./CA Series C, 5.50%[a]	594,182	14,729,772
Commerce Bancshares Inc./MO Series B, 6.00%	506,403	12,938,597
Cullen/Frost Bankers Inc., 5.38%	509,511	12,839,677
Fifth Third Bancorp Series I, 6.63%[b]	1,424,459	40,240,967
First Niagara Financial Group Inc. Series B, 8.63%[b]	1,118,571	30,805,445
First Republic Bank/CA, 5.50%	639,853	15,829,963
First Republic Bank/CA, 5.63%[a]	513,497	12,878,505
First Republic Bank/CA, 7.00%	664,337	18,481,855
First Republic Bank/CA Series A, 6.70%	664,278	17,470,511
First Republic Bank/CA Series B, 6.20%	512,904	13,202,149
HSBC Holdings PLC, 8.13%	6,834,245	179,330,589
HSBC Holdings PLC Series 2, 8.00%	11,769,633	308,717,474
HSBC Holdings PLC Series A, 6.20%	4,507,057	115,515,871
HSBC USA Inc. Series F, 3.50%[a],b	1,646,071	38,024,240
HSBC USA Inc. Series G, 4.00%[b]	1,193,588	28,789,343
ING Groep NV, 6.13%	2,206,152	56,036,261
ING Groep NV, 6.20%	1,579,285	40,082,253
ING Groep NV, 6.38%[a]	3,268,170	83,534,425
ING Groep NV, 7.05%	2,519,568	64,752,898
ING Groep NV, 7.20%	3,446,131	88,875,719
ING Groep NV, 7.38%	4,663,932	120,096,249
JPMorgan Chase & Co. Series O, 5.50%[a]	2,441,300	60,593,066
JPMorgan Chase & Co. Series P, 5.45%	1,849,652	45,593,922

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2015

Security	Shares	Value
JPMorgan Chase & Co. Series T, 6.70%	1,851,346	$49,819,721
JPMorgan Chase & Co. Series W, 6.30%[a]	1,724,800	44,758,560
JPMorgan Chase & Co. Series Y, 6.13%	2,211,342	56,168,087
Lloyds Banking Group PLC, 7.75%	2,690,560	68,394,035
MB Financial Inc. Series A, 8.00%	218,746	6,046,139
National Westminster Bank PLC Series C, 7.76%	798,974	20,773,324
PNC Financial Services Group Inc. (The) Series P, 6.13%[b],c	4,666,113	134,384,054
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,525,671	38,096,005
Regions Financial Corp. Series A, 6.38%[a]	1,585,502	39,970,505
Regions Financial Corp. Series B, 6.38%[b]	1,575,583	40,839,111
Royal Bank of Scotland Group PLC Series F, 7.65%	523,715	13,731,807
Royal Bank of Scotland Group PLC Series H, 7.25%	784,695	20,111,733
Royal Bank of Scotland Group PLC Series L, 5.75%	2,363,391	57,595,839
Royal Bank of Scotland Group PLC Series M, 6.40%	1,822,061	45,533,304
Royal Bank of Scotland Group PLC Series N, 6.35%	1,743,954	43,598,850
Royal Bank of Scotland Group PLC Series P, 6.25%	808,716	19,870,152
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,633,416	41,145,749
Royal Bank of Scotland Group PLC Series R, 6.13%	827,769	20,371,395
Royal Bank of Scotland Group PLC Series S, 6.60%	2,075,555	51,930,386
Royal Bank of Scotland Group PLC Series T, 7.25%	3,992,295	102,003,137
Santander Finance Preferred SAU Series 6, 4.00%[b]	705,996	15,531,912
SunTrust Banks Inc. Series E, 5.88%	1,429,878	35,847,042

Security	Shares	Value
Texas Capital Bancshares Inc. Series A, 6.50%	513,742	$12,833,275
U.S. Bancorp/MN Series B, 3.50%[b]	3,128,173	69,289,032
U.S. Bancorp/MN Series F, 6.50%[b]	3,415,100	101,462,621
U.S. Bancorp/MN Series G, 6.00%[b]	3,393,555	92,677,987
U.S. Bancorp/MN Series H, 5.15%[a]	1,590,383	39,075,710
UBS Preferred Funding Trust IV Series D, 0.87%[b]	995,078	19,652,791
Wells Fargo & Co., 5.20%[a]	2,362,449	58,068,996
Wells Fargo & Co., 5.85%[b]	5,436,239	144,169,058
Wells Fargo & Co., 6.63%[b]	2,644,872	74,664,737
Wells Fargo & Co. Series J, 8.00%	6,669,446	195,081,296
Wells Fargo & Co. Series O, 5.13%	2,076,098	50,117,006
Wells Fargo & Co. Series P, 5.25%[a]	2,011,381	50,043,159
Wells Fargo & Co. Series T, 6.00%	1,568,000	40,517,120
Zions BanCorp. Series H, 5.75%	435,425	10,807,249

		4,522,303,449
CAPITAL MARKETS — 13.66%
Affiliated Managers Group Inc., 6.38%	665,431	17,986,600
Allied Capital Corp., 6.88%	764,168	19,448,076
Apollo Investment Corp., 6.63%	508,977	12,948,375
Ares Capital Corp., 5.88%	379,409	9,644,577
Ares Capital Corp., 7.75%	664,184	17,228,933
Bank of New York Mellon Corp. (The), 5.20%[a]	1,847,541	46,243,951
BGC Partners Inc., 8.13%	386,191	10,786,315
Charles Schwab Corp. (The) Series B, 6.00%	966,430	25,736,031
Gabelli Equity Trust Inc. Series H, 5.00%	17,845	438,809
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	43,170,170
Goldman Sachs Group Inc. (The), 6.50%[a]	1,848,308	50,144,596

16	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2015

Security	Shares	Value
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,433,757	$28,718,153
Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,396,530	35,639,446
Goldman Sachs Group Inc. (The) Series D, 4.00%[b]	2,692,115	54,972,988
Goldman Sachs Group Inc. (The) Series J, 5.50%[b]	3,189,479	80,311,081
Goldman Sachs Group Inc. (The) Series K, 6.38%[a],b	1,421,538	37,983,495
KKR Financial Holdings LLC, 7.50%	239,325	6,528,786
KKR Financial Holdings LLC, 8.38%	837,178	23,449,356
KKR Financial Holdings LLC Series A, 7.38%	1,192,298	32,013,201
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%	1,138,998	27,335,952
Merrill Lynch Capital Trust I Series K, 6.45%[a],b	3,317,049	84,717,431
Merrill Lynch Capital Trust II, 6.45%[b]	2,995,744	76,541,259
Merrill Lynch Capital Trust III, 7.38%[b]	2,365,466	61,785,972
Merrill Lynch Preferred Capital Trust III, 7.00%	2,363,937	60,682,263
Merrill Lynch Preferred Capital Trust IV, 7.12%	1,299,385	33,576,108
Merrill Lynch Preferred Capital Trust V Series F, 7.28%	2,676,449	69,293,265
Morgan Stanley, 6.88%[b]	1,666,000	45,831,660
Morgan Stanley Series A, 4.00%[a],b	1,969,539	41,695,141
Morgan Stanley Series E, 7.13%[b]	1,690,500	48,128,535
Morgan Stanley Series G, 6.63%	1,015,596	26,385,184
Morgan Stanley Series I, 6.38%[b]	1,960,000	51,038,400
Morgan Stanley Capital Trust III, 6.25%	2,809,340	72,003,384
Morgan Stanley Capital Trust IV, 6.25%	1,991,571	51,163,459

Security	Shares	Value
Morgan Stanley Capital Trust V, 5.75%	1,614,848	$40,871,803
Morgan Stanley Capital Trust VI, 6.60%	2,723,452	70,673,579
Morgan Stanley Capital Trust VII, 6.60%	3,500,392	89,645,039
Morgan Stanley Capital Trust VIII Series VIII, 6.45%	2,636,435	67,440,007
Northern Trust Corp. Series C, 5.85%[a]	784,000	19,992,000
Raymond James Financial Inc., 6.90%	1,120,863	30,319,344
State Street Corp., 6.00%	2,341,706	59,783,754
State Street Corp. Series C, 5.25%	1,588,634	39,255,146
State Street Corp. Series D, 5.90%[b]	2,361,047	64,432,973

		1,785,984,597
COMMERCIAL SERVICES & SUPPLIES — 0.28%
Pitney Bowes Inc., 6.70%	1,348,473	36,071,653

		36,071,653
CONSUMER FINANCE — 2.82%
Ally Financial Inc. Series A, 8.50%[b]	3,193,442	85,169,098
Capital One Financial Corp. Series B, 6.00%	2,728,224	68,860,374
Capital One Financial Corp. Series C, 6.25%[a]	1,577,728	40,421,391
Capital One Financial Corp. Series D, 6.70%	1,577,355	42,052,284
Discover Financial Services Series B, 6.50%	1,820,169	47,178,780
HSBC Finance Corp. Series B, 6.36%	1,810,897	46,087,329
Navient Corp., 2.76%[b]	671,973	16,530,536
Navient Corp., 6.00%	990,079	22,256,976

		368,556,768
DIVERSIFIED FINANCIAL SERVICES — 4.26%
Citigroup Capital XIII, 7.88%[b]	6,979,335	185,091,964
General Electric Capital Corp., 4.88%	4,596,630	117,457,776
RBS Capital Funding Trust V Series E, 5.90%	4,027,757	98,881,435
RBS Capital Funding Trust VI Series F, 6.25%	656,938	16,305,201

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2015

Security	Shares	Value
RBS Capital Funding Trust VII Series G, 6.08%	5,610,169	$138,963,886

		556,700,262
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.46%
Intelsat SA Series A, 5.75%	293,794	10,224,031
Qwest Corp., 7.00%[a]	2,931,337	77,381,200
Qwest Corp., 7.38%	2,075,647	54,548,003
Qwest Corp., 7.50%	1,803,142	48,161,923

		190,315,157
ELECTRIC UTILITIES — 3.05%
Duke Energy Corp., 5.13%[a]	1,587,651	40,151,694
Entergy Arkansas Inc., 4.90%	671,463	16,786,575
Entergy Arkansas Inc., 5.75%	747,099	19,065,967
Entergy Louisiana LLC, 5.25%	671,539	16,983,221
FPL Group Capital Trust I, 5.88%	966,027	24,836,554
Interstate Power & Light Co. Series D, 5.10%[a]	670,481	17,070,446
NextEra Energy Capital Holdings Inc., 5.00%	1,436,226	35,000,828
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,272,405	32,433,603
NextEra Energy Capital Holdings Inc. Series H, 5.63%	1,117,059	28,216,910
NextEra Energy Capital Holdings Inc. Series I, 5.13%	1,592,156	38,784,920
PPL Capital Funding Inc. Series B, 5.90%	1,429,454	36,508,255
SCE Trust I, 5.63%	1,509,185	38,333,299
SCE Trust II, 5.10%	1,278,151	30,995,162
SCE Trust III, 5.75%[b]	885,250	24,300,113

		399,467,547
FOOD PRODUCTS — 1.02%
CHS Inc., 6.75%[b]	1,554,439	40,446,503
CHS Inc., 8.00%	978,718	30,545,789
CHS Inc. Series 1, 7.88%[a]	905,995	25,866,157
CHS Inc. Series 2, 7.10%[b]	1,349,061	36,438,137

		133,296,586
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.27%
Dynegy Inc. Series A, 5.38%	318,344	34,747,248

		34,747,248

Security	Shares	Value
INSURANCE — 9.68%
Aegon NV, 6.38%	3,122,689	$79,441,208
Aegon NV, 6.50%	1,594,415	41,088,075
Aegon NV, 8.00%	1,669,123	47,436,476
Aegon NV Series 1, 4.00%[b]	826,732	20,147,459
Aflac Inc., 5.50%	1,585,991	40,125,572
Allstate Corp. (The), 5.10%[b]	1,601,104	41,580,671
Allstate Corp. (The), 5.63%	929,652	24,012,911
Allstate Corp. (The) Series C, 6.75%	1,220,708	33,813,612
Allstate Corp. (The) Series E, 6.63%	2,347,159	63,748,838
Allstate Corp. (The) Series F, 6.25%	812,955	21,567,696
American Financial Group Inc./OH, 5.75%	427,962	11,062,818
American Financial Group Inc./OH, 6.38%[a]	764,156	20,723,911
AmTrust Financial Services Inc. Series A, 6.75%	398,453	9,909,526
AmTrust Financial Services Inc. Series B, 7.25%	363,211	9,123,860
Arch Capital Group Ltd. Series C, 6.75%[a]	1,041,645	28,457,741
Argo Group U.S. Inc., 6.50%	493,450	12,484,285
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	760,956	19,389,159
Aviva PLC, 8.25%	1,270,824	35,125,575
Axis Capital Holdings Ltd. Series C, 6.88%[a]	1,266,771	34,126,811
Axis Capital Holdings Ltd. Series D, 5.50%[a]	749,786	18,354,761
Endurance Specialty Holdings Ltd. Series A, 7.75%	665,172	17,454,113
Endurance Specialty Holdings Ltd. Series B, 7.50%[a]	761,097	20,366,956
Hartford Financial Services Group Inc. (The), 7.88%[b]	1,878,828	57,717,596
MetLife Inc. Series A, 4.00%[a],b	1,902,544	46,992,837
MetLife Inc. Series B, 6.50%	4,666,619	120,912,098
Montpelier Re Holdings Ltd. Series A, 8.88%	499,244	13,229,966
PartnerRe Ltd. Series D, 6.50%	763,990	19,764,421

18	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2015

Security	Shares	Value
PartnerRe Ltd. Series E, 7.25%[a]	1,190,691	$31,970,053
PartnerRe Ltd. Series F, 5.88%	827,346	20,998,041
Phoenix Companies Inc. (The), 7.45%[a]	838,262	20,746,985
Principal Financial Group Inc. Series B, 6.52%[b]	812,840	20,556,724
Protective Life Corp., 6.00%	513,386	13,435,312
Protective Life Corp., 6.25%	925,154	24,544,336
Prudential Financial Inc., 5.70%[a]	2,230,506	57,770,105
Prudential Financial Inc., 5.75%[a]	1,820,572	47,225,638
Prudential PLC, 6.50%[a]	966,076	25,204,923
Prudential PLC, 6.75%[a]	808,503	21,093,843
Reinsurance Group of America Inc., 6.20%[b]	1,267,018	36,591,480
RenaissanceRe Holdings Ltd. Series C, 6.08%	845	21,353
RenaissanceRe Holdings Ltd. Series E, 5.38%[a]	911,543	22,250,765
Selective Insurance Group Inc., 5.88%	626,527	16,039,091

		1,266,607,601
MACHINERY — 0.46%
Stanley Black & Decker Inc., 5.75%	2,362,603	60,671,645

		60,671,645
MARINE — 0.53%
Costamare Inc. Series C, 8.50%	336,760	8,924,140
Navios Maritime Holdings Inc., 8.63%	381,645	8,056,526
Seaspan Corp. Series C, 9.50%	1,120,041	29,972,297
Seaspan Corp. Series D, 7.95%	415,413	10,979,366
Seaspan Corp. Series E, 8.25%	438,854	11,559,414

		69,491,743
MEDIA — 0.18%
Comcast Corp., 5.00%	926,902	23,923,341

		23,923,341

Security	Shares	Value
METALS & MINING — 1.55%
Alcoa Inc. Series 1, 5.38%	1,935,690	$84,860,649
ArcelorMittal, 6.00%	6,997,831	105,107,422
Cliffs Natural Resources Inc., 7.00%	2,377,145	12,551,326

		202,519,397
MULTI-UTILITIES — 0.31%
DTE Energy Co., 5.25%	670,043	16,864,982
DTE Energy Co., 6.50%	902,071	24,049,213

		40,914,195
OIL, GAS & CONSUMABLE FUELS — 0.85%
BreitBurn Energy Partners LP Series A, 8.25%[a]	661,617	13,265,421
Legacy Reserves LP Series B, 8.00%[b]	610,642	11,944,158
Magnum Hunter Resources Corp. Series C, 10.25%[a]	357,060	7,605,378
Magnum Hunter Resources Corp. Series D, 8.00%	371,436	12,963,116
NuStar Logistics LP, 7.63%[b]	1,279,740	33,388,417
Teekay Offshore Partners LP Series A, 7.25%	513,073	11,851,986
Vanguard Natural Resources LLC Series B, 7.63%[a]	592,909	12,747,543
Vanguard Natural Resources LLC Series C, 7.75%	334,588	7,581,764

		111,347,783
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.75%
American Capital Agency Corp., 8.00%	582,420	15,399,185
American Capital Agency Corp. Series B, 7.75%	586,323	14,687,391
American Homes 4 Rent Series A, 5.00%[d]	389,026	10,075,773
American Homes 4 Rent Series C, 5.50%[d]	611,792	15,918,828
American Realty Capital Properties Inc. Series F, 6.70%[a]	3,365,696	79,430,426
American Tower Corp. Series A, 5.25%	469,745	48,571,633
Annaly Capital Management Inc. Series C, 7.63%	964,884	24,334,374
Annaly Capital Management Inc. Series D, 7.50%	1,461,156	36,777,296

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2015

Security	Shares	Value
Apollo Residential Mortgage Inc. Series A, 8.00%	579,429	$14,282,925
ARMOUR Residential REIT Inc. Series B, 7.88%	483,748	11,590,602
Boston Properties Inc., 5.25%	673,325	16,496,462
Capstead Mortgage Corp. Series E, 7.50%	570,754	14,137,577
CBL & Associates Properties Inc. Series D, 7.38%	1,439,971	36,373,667
CBL & Associates Properties Inc. Series E, 6.63%	579,666	14,729,313
Colony Financial Inc. Series A, 8.50%	827,225	22,004,185
Crown Castle International Corp. Series A, 4.50%	764,278	80,119,263
CYS Investments Inc. Series B, 7.50%	673,355	16,032,583
DDR Corp. Series J, 6.50%	671,101	17,139,920
DDR Corp. Series K, 6.25%	510,341	13,039,213
Digital Realty Trust Inc. Series E, 7.00%	924,313	24,078,354
Digital Realty Trust Inc. Series F, 6.63%[a]	601,660	15,570,961
Digital Realty Trust Inc. Series G, 5.88%	829,092	20,113,772
Digital Realty Trust Inc. Series H, 7.38%	1,157,452	31,957,250
EPR Properties Series F, 6.63%	429,381	11,163,906
Equity Commonwealth, 5.75%	596,722	14,428,738
Equity Commonwealth Series E, 7.25%	890,174	23,206,836
General Growth Properties Inc. Series A, 6.38%	810,400	20,665,200
Hatteras Financial Corp. Series A, 7.63%	929,361	22,537,004
Health Care REIT Inc. Series I, 6.50%	1,125,473	75,586,767
Health Care REIT Inc. Series J, 6.50%	923,997	24,781,600
Hospitality Properties Trust Series D, 7.13%	933,143	24,690,964
Invesco Mortgage Capital Inc. Series A, 7.75%	474,903	11,853,579
Invesco Mortgage Capital Inc. Series B, 7.75%[b]	522,686	12,805,807

Security	Shares	Value
Kimco Realty Corp. Series H, 6.90%	591,650	$15,152,156
Kimco Realty Corp. Series I, 6.00%	1,267,973	32,840,501
Kimco Realty Corp. Series J, 5.50%	750,064	18,226,555
Kimco Realty Corp. Series K, 5.63%	588,902	14,628,326
LaSalle Hotel Properties Series I, 6.38%	382,780	9,646,056
MFA Financial Inc. Series B, 7.50%[a]	672,127	16,755,454
National Retail Properties Inc. Series D, 6.63%	925,186	24,295,384
National Retail Properties Inc. Series E, 5.70%	931,302	23,235,985
NorthStar Realty Finance Corp. Series B, 8.25%	1,123,910	28,614,749
NorthStar Realty Finance Corp. Series C, 8.88%	431,458	11,399,120
NorthStar Realty Finance Corp. Series D, 8.50%	671,701	17,491,094
NorthStar Realty Finance Corp. Series E, 8.75%	810,003	21,384,079
PS Business Parks Inc., 5.70%	383,008	9,391,356
PS Business Parks Inc. Series S, 6.45%	764,329	19,872,554
PS Business Parks Inc. Series T, 6.00%	1,116,671	27,905,608
PS Business Parks Inc. Series U, 5.75%	765,073	18,713,686
Public Storage Series A, 5.88%	626,318	15,958,583
Public Storage Series O, 6.88%[a]	488,952	12,248,248
Public Storage Series Q, 6.50%[a]	1,190,061	31,322,405
Public Storage Series R, 6.35%	1,554,849	41,234,595
Public Storage Series S, 5.90%[a]	1,467,155	37,720,555
Public Storage Series T, 5.75%	1,474,707	37,487,052
Public Storage Series U, 5.63%	929,509	23,293,496

20	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2015

Security	Shares	Value
Public Storage Series V, 5.38%	1,573,399	$37,887,448
Public Storage Series W, 5.20%[a]	1,590,471	38,521,208
Public Storage Series X, 5.20%	736,345	17,885,820
Public Storage Series Y, 6.38%	915,855	24,618,182
Public Storage Series Z, 6.00%	925,963	23,963,922
Realty Income Corp. Series F, 6.63%[a]	1,296,224	34,246,238
Resource Capital Corp., 8.63%[b]	417,393	9,741,953
Senior Housing Properties Trust, 5.63%[a]	1,122,577	27,952,167
SL Green Realty Corp. Series I, 6.50%	762,312	20,010,690
Taubman Centers Inc. Series J, 6.50%	647,665	16,722,710
Taubman Centers Inc. Series K, 6.25%	572,000	14,397,240
Ventas Realty LP/Ventas Capital Corp., 5.45%	838,596	21,350,654
Vornado Realty Trust Series G, 6.63%	660,041	16,956,453
Vornado Realty Trust Series J, 6.88%	799,945	20,950,560
Vornado Realty Trust Series K, 5.70%	967,899	24,110,364
Vornado Realty Trust Series L, 5.40%	985,772	23,964,117
Wells Fargo Real Estate Investment Corp. Series A, 6.38%[a]	885,484	23,040,294
Weyerhaeuser Co. Series A, 6.38%	1,076,088	58,883,535

		1,798,602,506
THRIFTS & MORTGAGE FINANCE — 0.19%
Astoria Financial Corp. Series C, 6.50%	463,490	11,744,836
EverBank Financial Corp., 6.75%	507,025	12,792,241

		24,537,077

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 1.26%
T-Mobile U.S. Inc., 5.50%	1,319,510	$77,402,456
Telephone & Data Systems Inc., 5.88%	655,685	15,795,452
Telephone & Data Systems Inc., 6.88%	745,502	18,883,566
Telephone & Data Systems Inc., 7.00%[a]	966,168	24,975,443
U.S. Cellular Corp., 6.95%[a]	1,098,744	27,897,110

		164,954,027

TOTAL PREFERRED STOCKS
(Cost: $12,563,554,104)		12,857,605,249

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,e,f]	54,187,179	54,187,179
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,e,f]	3,130,416	3,130,416
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,e]	180,653,663	180,653,663

		237,971,258

TOTAL SHORT-TERM INVESTMENTS
(Cost: $237,971,258)		237,971,258

TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $12,801,525,362)		13,095,576,507
Other Assets, Less Liabilities — (0.13)%		(16,800,079)

NET ASSETS — 100.00%		$13,078,776,428

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.93%

BIOTECHNOLOGY — 78.16%
ACADIA Pharmaceuticals Inc.[a,b]	1,246,753	$40,631,680
Acceleron Pharma Inc.[a,b]	401,843	15,294,145
Achillion Pharmaceuticals Inc.[a,b]	1,421,377	14,014,777
Acorda Therapeutics Inc.[a,b]	530,222	17,645,788
Aegerion Pharmaceuticals Inc.[a,b]	355,437	9,301,786
Agios Pharmaceuticals Inc.[a,b]	463,121	43,672,310
Akebia Therapeutics Inc.[a,b]	252,273	2,802,753
Alder Biopharmaceuticals Inc.[a,b]	472,621	13,639,842
Alexion Pharmaceuticals Inc.[a]	1,820,144	315,430,955
Alkermes PLC[a]	1,840,390	112,208,578
Alnylam Pharmaceuticals Inc.[a,b]	1,041,053	108,706,754
AMAG Pharmaceuticals Inc.[a,b]	250,154	13,673,418
Amgen Inc.	4,162,886	665,437,327
Amicus Therapeutics Inc.[a,b]	1,191,314	12,961,496
Anacor Pharmaceuticals Inc.[a,b]	533,602	30,868,876
Arena Pharmaceuticals Inc.[a,b]	3,010,975	13,157,961
ARIAD Pharmaceuticals Inc.[a,b]	2,330,657	19,204,614
Array BioPharma Inc.[a,b]	1,742,353	12,841,142
Auspex Pharmaceuticals Inc.[a,b]	381,419	38,244,883
Avalanche Biotechnologies Inc.[a,b]	313,308	12,695,240
BioCryst Pharmaceuticals Inc.[a,b]	899,359	8,121,212
Biogen Inc.[a,b]	1,603,023	676,860,431
BioMarin Pharmaceutical Inc.[a,b]	1,975,961	246,244,260
Bluebird Bio Inc.[a,b]	404,690	48,874,411
Cara Therapeutics Inc.[a]	289,657	2,911,053
Celgene Corp.[a,b]	5,402,565	622,807,693
Celladon Corp.[a,b]	291,947	5,529,476
Celldex Therapeutics Inc.[a,b]	1,204,021	33,556,065
ChemoCentryx Inc.[a,b]	547,369	4,132,636
Chimerix Inc.[a,b]	506,112	19,075,361
Clovis Oncology Inc.[a,b]	423,103	31,406,936
Concert Pharmaceuticals Inc.[a]	230,704	3,494,012
Dyax Corp.[a,b]	1,701,543	28,509,353
Enanta Pharmaceuticals Inc.[a,b]	233,907	7,162,232
Epizyme Inc.[a,b]	427,547	8,029,333
Exelixis Inc.[a,b]	2,447,906	6,291,118
Five Prime Therapeutics Inc.[a,b]	313,513	7,163,772
Foundation Medicine Inc.[a,b]	355,766	17,115,902
Genomic Health Inc.[a,b]	395,733	12,089,643
Geron Corp.[a,b]	1,968,230	7,420,227
Gilead Sciences Inc.[a]	6,341,883	622,328,979
Grifols SA ADR	1,003,196	32,914,861

Security	Shares	Value
Halozyme Therapeutics Inc.[a,b]	1,559,791	$22,273,815
Hyperion Therapeutics Inc.[a,b]	258,935	11,885,116
ImmunoGen Inc.[a,b]	1,077,520	9,643,804
Immunomedics Inc.[a,b]	1,176,287	4,505,179
Incyte Corp.[a,b]	2,134,672	195,664,035
Infinity Pharmaceuticals Inc.[a,b]	611,707	8,551,664
Inovio Pharmaceuticals Inc.[a,b]	759,524	6,197,716
Insmed Inc.[a,b]	623,502	12,968,842
Insys Therapeutics Inc.[a,b]	434,800	25,274,924
Intercept Pharmaceuticals Inc.[a,b]	278,627	78,578,387
Ironwood Pharmaceuticals Inc.[a,b]	1,558,188	24,931,008
Isis Pharmaceuticals Inc.[a,b]	1,468,431	93,495,002
Karyopharm Therapeutics Inc.[a,b]	444,498	13,606,084
Kite Pharma Inc.[a,b]	476,943	27,510,072
KYTHERA Biopharmaceuticals Inc.[a,b]	282,805	14,182,671
Lexicon Pharmaceuticals Inc.[a,b]	9,053,165	8,548,904
Ligand Pharmaceuticals Inc.[a,b]	243,784	18,798,184
MacroGenics Inc.[a,b]	346,838	10,880,308
MannKind Corp.[a,b]	5,052,002	26,270,410
Medivation Inc.[a,b]	972,356	125,501,989
Merrimack Pharmaceuticals Inc.[a,b]	1,332,569	15,830,920
Momenta Pharmaceuticals Inc.[a,b]	686,320	10,432,064
Myriad Genetics Inc.[a,b]	883,963	31,292,290
Neurocrine Biosciences Inc.[a,b]	1,058,939	42,050,468
NewLink Genetics Corp.[a,b]	348,382	19,059,979
Novavax Inc.[a,b]	2,976,680	24,617,144
OncoMed Pharmaceuticals Inc.[a,b]	372,722	9,608,773
Ophthotech Corp.[a,b]	418,780	19,485,833
Orexigen Therapeutics Inc.[a,b]	1,545,154	12,098,556
Osiris Therapeutics Inc.[a,b]	430,015	7,559,664
PDL BioPharma Inc.	2,029,420	14,276,970
Pharmacyclics Inc.[a]	944,707	241,797,757
Portola Pharmaceuticals Inc.[a,b]	604,841	22,959,764
Progenics Pharmaceuticals Inc.[a,b]	874,352	5,228,625
Prothena Corp. PLC[a]	342,219	13,052,233
PTC Therapeutics Inc.[a,b]	417,809	25,423,678
QLT Inc.[a]	655,102	2,561,449
Radius Health Inc.[a,b]	459,529	18,914,214
Raptor Pharmaceutical Corp.[a,b]	860,787	9,356,755
Receptos Inc.[a]	391,700	64,587,413

22	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2015

Security	Shares	Value
Regeneron Pharmaceuticals Inc.[a,b]	1,208,622	$545,668,661
Regulus Therapeutics Inc.[a,b]	627,695	10,633,153
Repligen Corp.[a,b]	408,092	12,389,673
Retrophin Inc.[a,b]	331,575	7,944,537
Sage Therapeutics Inc.[a,b]	319,230	16,034,923
Sangamo BioSciences Inc.[a,b]	862,000	13,516,160
Sarepta Therapeutics Inc.[a,b]	518,193	6,881,603
Seattle Genetics Inc.[a,b]	1,545,572	54,635,970
Sinovac Biotech Ltd.[a,b]	704,473	3,494,186
Spectrum Pharmaceuticals Inc.[a,b]	827,471	5,022,749
Synageva BioPharma Corp.[a,b]	459,497	44,814,742
Synergy Pharmaceuticals Inc.[a,b]	1,216,649	5,620,918
Synta Pharmaceuticals Corp.[a,b]	1,382,149	2,681,369
Ultragenyx Pharmaceutical Inc.[a,b]	434,632	26,986,301
United Therapeutics Corp.[a,b]	579,864	99,988,849
Vanda Pharmaceuticals Inc.[a,b]	522,456	4,858,841
Verastem Inc.[a,b]	417,815	4,249,179
Versartis Inc.[a,b]	358,342	6,582,743
Vertex Pharmaceuticals Inc.[a,b]	2,748,880	324,285,374
XOMA Corp.[a,b]	1,456,173	5,300,470
Zafgen Inc.[a,b]	325,763	12,903,472

		6,528,429,827
HEALTH CARE EQUIPMENT & SUPPLIES — 0.06%
Cerus Corp.[a,b]	1,167,542	4,868,650

		4,868,650
LIFE SCIENCES TOOLS & SERVICES — 5.68%
Affymetrix Inc.[a,b]	932,285	11,709,500
Albany Molecular Research Inc.[a,b]	408,685	7,192,856
Bio-Techne Corp.	461,730	46,306,902
Compugen Ltd.[a]	611,340	4,309,947
Illumina Inc.[a,b]	1,679,640	311,808,369
Luminex Corp.[a,b]	537,022	8,592,352
Pacific Biosciences of California Inc.[a,b]	930,354	5,433,267
QIAGEN NVa	2,900,863	73,101,748
Sequenom Inc.[a,b]	1,475,201	5,827,044

		474,281,985
PHARMACEUTICALS — 16.03%
AcelRx Pharmaceuticals Inc.[a,b]	564,132	2,177,550
Aerie Pharmaceuticals Inc.[a]	300,672	9,423,060
Akorn Inc.[a,b]	1,340,505	63,687,393

Security	Shares	Value
Alimera Sciences Inc.[a,b]	564,455	$2,827,920
Amphastar Pharmaceuticals Inc.[a,b]	558,949	8,361,877
ANI Pharmaceuticals Inc.[a,b]	142,403	8,907,308
Aratana Therapeutics Inc.[a,b]	434,519	6,956,649
Cempra Inc.[a,b]	540,771	18,553,853
Depomed Inc.[a,b]	741,863	16,625,150
Endo International PLC[a]	2,146,399	192,531,990
Endocyte Inc.[a,b]	517,269	3,238,104
Flamel Technologies SA ADR[a]	486,936	8,755,109
GW Pharmaceuticals PLC ADR[a,b]	146,982	13,394,470
Horizon Pharma PLC[a]	1,555,127	40,386,648
Impax Laboratories Inc.[a,b]	886,268	41,539,381
Jazz Pharmaceuticals PLC[a]	753,879	130,262,752
Medicines Co. (The)[a,b]	813,903	22,805,562
Mylan NVa	4,660,619	276,607,738
Nektar Therapeutics[a,b]	1,635,940	17,995,340
Omeros Corp.[a,b]	469,639	10,346,147
Pacira Pharmaceuticals Inc./DEa,b	450,579	40,033,944
Pernix Therapeutics Holdings Inc.[a,b]	482,596	5,158,951
POZEN Inc.[a]	407,668	3,147,197
Relypsa Inc.[a,b]	503,490	18,160,884
Revance Therapeutics Inc.[a,b]	297,917	6,175,819
Sagent Pharmaceuticals Inc.[a,b]	398,498	9,265,079
Salix Pharmaceuticals Ltd.[a]	775,702	134,049,063
SciClone Pharmaceuticals Inc.[a,b]	638,515	5,657,243
Shire PLC ADR	595,752	142,557,496
Sucampo Pharmaceuticals Inc. Class Aa	560,014	8,713,818
Supernus Pharmaceuticals Inc.[a]	539,188	6,518,783
Tetraphase Pharmaceuticals Inc.[a,b]	382,172	14,002,782
Theravance Biopharma Inc.[a]	403,667	7,003,622
Theravance Inc.[b]	1,450,981	22,809,421
VIVUS Inc.[a,b]	1,313,841	3,232,049
XenoPort Inc.[a,b]	787,364	5,606,032
ZS Pharma Inc.[a,b]	259,679	10,927,292

		1,338,403,476

TOTAL COMMON STOCKS
(Cost: $7,752,247,550)		8,345,983,938

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 13.65%

MONEY MARKET FUNDS — 13.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,073,330,453	$1,073,330,453
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	62,006,745	62,006,745
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	4,967,764	4,967,764

		1,140,304,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,140,304,962)		1,140,304,962

TOTAL INVESTMENTS IN SECURITIES — 113.58%
(Cost: $8,892,552,512)		9,486,288,900
Other Assets, Less Liabilities — (13.58)%		(1,133,953,375)

NET ASSETS — 100.00%		$8,352,335,525

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2015

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF	iShares Nasdaq Biotechnology ETF

ASSETS
Investments, at cost:
Unaffiliated	$40,749,650	$12,397,501,351	$7,752,247,550
Affiliated (Note 2)	31,343	404,024,011	1,140,304,962

Total cost of investments	$40,780,993	$12,801,525,362	$8,892,552,512

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$34,326,198	$12,685,125,190	$8,345,983,938
Affiliated (Note 2)	31,343	410,451,317	1,140,304,962

Total fair value of investments	34,357,541	13,095,576,507	9,486,288,900
Foreign currency, at value[b]	125,542	—	—
Cash	—	447	—
Receivables:
Due from custodian (Note 4)	—	1,741,541	897,676
Dividends and interest	109,372	44,074,173	1,850,193
Capital shares sold	—	1,563,129	5,407,077

Total Assets	34,592,455	13,142,955,797	9,494,443,846

LIABILITIES
Payables:
Investment securities purchased	—	1,741,541	897,676
Collateral for securities on loan (Note 1)	30,611	57,317,595	1,135,337,198
Capital shares redeemed	—	—	2,541,035
Investment advisory fees (Note 2)	16,308	5,120,233	3,332,412

Total Liabilities	46,919	64,179,369	1,142,108,321

NET ASSETS	$34,545,536	$13,078,776,428	$8,352,335,525

Net assets consist of:
Paid-in capital	$45,390,960	$12,942,955,954	$7,991,819,596
Undistributed (distributions in excess of) net investment income	75,537	37,140,057	(3,759,201)
Accumulated net realized loss	(4,495,477)	(195,370,728)	(229,461,258)
Net unrealized appreciation (depreciation)	(6,425,484)	294,051,145	593,736,388

NET ASSETS	$34,545,536	$13,078,776,428	$8,352,335,525

Shares outstanding[c]	1,700,000	326,400,000	24,300,000

Net asset value per share	$20.32	$40.07	$343.72

[a]	Securities on loan with values of $28,356, $55,512,201 and $1,087,773,686, respectively. See Note 1.
[b]	Cost of foreign currency: $126,023, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2015

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF	iShares Nasdaq Biotechnology ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,615,850	$685,132,101	$15,892,540	[b]
Dividends — affiliated (Note 2)	—	7,658,943	—
Interest — affiliated (Note 2)	1	2,323	119
Securities lending income — affiliated — net (Note 2)	1,030	4,019,489	14,248,225

Total investment income	1,616,881	696,812,856	30,140,884

EXPENSES
Investment advisory fees (Note 2)	200,926	51,349,401	28,495,883

Total expenses	200,926	51,349,401	28,495,883

Net investment income	1,415,955	645,463,455	1,645,001

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,995,649)	(18,195,494)	(67,042,933)
Investments — affiliated (Note 2)	—	(434,134)	—
In-kind redemptions — unaffiliated	(169,996)	40,244,489	1,579,753,364
In-kind redemptions — affiliated (Note 2)	—	294,722	—
Foreign currency transactions	(3,998)	—	—

Net realized gain (loss)	(2,169,643)	21,909,583	1,512,710,431

Net change in unrealized appreciation/depreciation on:
Investments	(4,266,102)	273,883,375	775,108,729
Translation of assets and liabilities in foreign currencies	(2,250)	—	—

Net change in unrealized appreciation/depreciation	(4,268,352)	273,883,375	775,108,729

Net realized and unrealized gain (loss)	(6,437,995)	295,792,958	2,287,819,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,022,040)	$941,256,413	$2,289,464,161

[a]	Net of foreign withholding tax of $169,944, $ — and $92,565, respectively.
[b]	Includes $3,068,172 related to a special distribution from Theravance Inc.

See notes to financial statements.

26	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares International Preferred Stock ETF		iShares U.S. Preferred Stock ETF
	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,415,955	$2,805,355	$645,463,455	$614,362,597
Net realized gain (loss)	(2,169,643)	(3,539,804)	21,909,583	64,578,203
Net change in unrealized appreciation/depreciation	(4,268,352)	(7,524,913)	273,883,375	(525,874,475)

Net increase (decrease) in net assets resulting from operations	(5,022,040)	(8,259,362)	941,256,413	153,066,325

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,388,306)	(3,825,668)	(662,541,386)	(646,698,266)
From net realized gain	—	(129,496)	—	—

Total distributions to shareholders	(1,388,306)	(3,955,164)	(662,541,386)	(646,698,266)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,211,437	11,899,116	4,323,072,212	1,197,841,790
Cost of shares redeemed	(2,088,403)	(118,543,755)	(590,773,083)	(3,551,224,361)

Net increase (decrease) in net assets from capital share transactions	11,123,034	(106,644,639)	3,732,299,129	(2,353,382,571)

INCREASE (DECREASE) IN NET ASSETS	4,712,688	(118,859,165)	4,011,014,156	(2,847,014,512)

NET ASSETS
Beginning of year	29,832,848	148,692,013	9,067,762,272	11,914,776,784

End of year	$34,545,536	$29,832,848	$13,078,776,428	$9,067,762,272

Undistributed net investment income included in net assets at end of year	$75,537	$51,886	$37,140,057	$64,428,263

SHARES ISSUED AND REDEEMED
Shares sold	550,000	450,000	109,050,000	30,450,000
Shares redeemed	(100,000)	(4,750,000)	(15,000,000)	(92,650,000)

Net increase (decrease) in shares outstanding	450,000	(4,300,000)	94,050,000	(62,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Nasdaq Biotechnology ETF
	Year ended March 31, 2015	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$1,645,001	$(1,794,659)
Net realized gain	1,512,710,431	1,546,044,708
Net change in unrealized appreciation/depreciation	775,108,729	(219,861,239)

Net increase in net assets resulting from operations	2,289,464,161	1,324,388,810

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,051,115)	(1,256,105)

Total distributions to shareholders	(9,051,115)	(1,256,105)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,920,349,794	7,217,227,676
Cost of shares redeemed	(10,893,937,762)	(6,085,957,664)

Net increase in net assets from capital share transactions	1,026,412,032	1,131,270,012

INCREASE IN NET ASSETS	3,306,825,078	2,454,402,717

NET ASSETS
Beginning of year	5,045,510,447	2,591,107,730

End of year	$8,352,335,525	$5,045,510,447

Distributions in excess of net investment income included in net assets at end of year	$(3,759,201)	$—

SHARES ISSUED AND REDEEMED
Shares sold	43,000,000	33,550,000
Shares redeemed	(40,050,000)	(28,400,000)

Net increase in shares outstanding	2,950,000	5,150,000

See notes to financial statements.

28	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Period from Nov. 15, 2011[a] to Mar. 31, 2012
Net asset value, beginning of period	$23.87	$26.79	$25.90	$24.80

Income from investment operations:
Net investment income[b]	0.89	1.03	1.11	0.50
Net realized and unrealized gain (loss)[c]	(3.54)	(2.45)	0.86	0.81

Total from investment operations	(2.65)	(1.42)	1.97	1.31

Less distributions from:
Net investment income	(0.90)	(1.40)	(1.08)	(0.21)
Net realized gain	—	(0.10)	—	—

Total distributions	(0.90)	(1.50)	(1.08)	(0.21)

Net asset value, end of period	$20.32	$23.87	$26.79	$25.90

Total return	(11.52)%	(5.35)%	7.80%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,546	$29,833	$148,692	$95,841
Ratio of expenses to average net assets[e]	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	3.88%	4.10%	4.24%	5.22%
Portfolio turnover rate[f]	47%	60%	91%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Preferred Stock ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$39.03	$40.45	$38.93	$39.66	$38.73

Income from investment operations:
Net investment income[a]	2.35	2.39	2.53	2.53	2.78
Net realized and unrealized gain (loss)[b]	1.12	(1.25)	1.34	(0.90)	1.06

Total from investment operations	3.47	1.14	3.87	1.63	3.84

Less distributions from:
Net investment income	(2.43)	(2.56)	(2.35)	(2.36)	(2.91)

Total distributions	(2.43)	(2.56)	(2.35)	(2.36)	(2.91)

Net asset value, end of year	$40.07	$39.03	$40.45	$38.93	$39.66

Total return	9.19%	3.13%	10.29%	4.47%	10.41%

Ratios/Supplemental data:
Net assets, end of year (000s)	$13,078,776	$9,067,762	$11,914,777	$8,438,495	$7,089,990
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	5.94%	6.18%	6.40%	6.66%	7.15%
Portfolio turnover rate[c]	13%	35%	32%	16%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$236.32	$159.94	$123.34	$100.16	$90.93

Income from investment operations:
Net investment income (loss)[a]	0.08 [b]	(0.09)	0.32	0.03	0.43
Net realized and unrealized gain[c]	107.77	76.54	36.91	23.19	9.31

Total from investment operations	107.85	76.45	37.23	23.22	9.74

Less distributions from:
Net investment income	(0.45)	(0.07)	(0.63)	(0.04)	(0.51)

Total distributions	(0.45)	(0.07)	(0.63)	(0.04)	(0.51)

Net asset value, end of year	$343.72	$236.32	$159.94	$123.34	$100.16

Total return	45.69%	47.81%	30.28%	23.19%	10.79%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,352,336	$5,045,510	$2,591,108	$1,837,827	$1,477,397
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	0.03%[b]	(0.05)%	0.24%	0.03%	0.49%
Portfolio turnover rate[d]	33%	39%	14%	19%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Theravance Inc. Excluding such special distribution, the net investment loss would have been $(0.07) per share and (0.02)% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
U.S. Preferred Stock	Non-diversified
Nasdaq Biotechnology	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

32	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of March 31, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

The iShares International Preferred Stock ETF had transfers from Level 2 to Level 1 during the year ended March 31, 2015 in the amount of $587,481, resulting from the resumption of trading after a temporary suspension.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is

34	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of March 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of March 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
International Preferred Stock	$28,356	$28,356	$—
U.S. Preferred Stock	55,512,201	55,512,201	—
Nasdaq Biotechnology	1,087,773,686	1,087,773,686	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $46 billion
0.4560	[a]	Over $46 billion, up to and including $81 billion
0.4332	[a]	Over $81 billion, up to and including $141 billion
0.4116	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $121 billion
0.4560	[a]	Over $121 billion, up to and including $211 billion
0.4332	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

36	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, the iShares U.S. Preferred Stock ETF and iShares Nasdaq Biotechnology ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Group 1 Fund retained 70% of securities lending income and the Group 2 Fund retained 75% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Group 1 Fund retained for the remainder of calendar year 2014, 75% of securities lending income and the Group 2 Fund retained 80% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$317
U.S. Preferred Stock	1,701,921
Nasdaq Biotechnology	6,296,721

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series P	3,463,133	1,651,200	(448,220)	4,666,113	$134,384,054	$5,913,088	$(97,411)
PNC Financial Services Group Inc. (The) Series Q	1,116,116	539,616	(130,061)	1,525,671	38,096,005	1,745,855	(42,001)

					$172,480,059	$7,658,943	$(139,412)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2015 were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$17,170,136	$16,983,145
U.S. Preferred Stock	1,593,802,351	1,417,922,729
Nasdaq Biotechnology	1,995,174,638	1,991,919,948

In-kind transactions (see Note 4) for the year ended March 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$13,026,307	$2,052,901
U.S. Preferred Stock	3,991,721,894	545,811,362
Nasdaq Biotechnology	11,876,508,197	10,859,100,595

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for

38	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares International Preferred Stock ETF invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Nasdaq Biotechnology ETF invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2015, attributable to passive foreign investment companies, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
International Preferred Stock	$(265,300)	$(3,998)	$269,298
U.S. Preferred Stock	31,429,466	(10,210,275)	(21,219,191)
Nasdaq Biotechnology	1,447,085,675	3,646,913	(1,450,732,588)

The tax character of distributions paid during the years ended March 31, 2015 and March 31, 2014 was as follows:

iShares ETF	2015	2014
International Preferred Stock
Ordinary income	$1,388,306	$3,955,164

U.S. Preferred Stock
Ordinary income	$662,541,386	$646,698,266

Nasdaq Biotechnology
Ordinary income	$9,051,115	$1,256,105

40	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
International Preferred Stock	$75,565	$(2,919,514)	$(7,137,739)	$(863,736)	$(10,845,424)
U.S. Preferred Stock	38,789,400	(155,918,619)	258,439,046	(5,489,353)	135,820,474
Nasdaq Biotechnology	—	(102,955,002)	516,600,712	(53,129,781)	360,515,929

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the tax classification of investments, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2015, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
International Preferred Stock	$2,919,514	$—	$—	$—	$2,919,514
U.S. Preferred Stock	119,352,293	—	36,566,326	—	155,918,619
Nasdaq Biotechnology	—	3,156,944	79,449,573	20,348,485	102,955,002

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2015, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
U.S. Preferred Stock	$12,224,530
Nasdaq Biotechnology	123,959,561

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Preferred Stock	$41,493,248	$539,329	$(7,675,036)	$(7,135,707)
U.S. Preferred Stock	12,815,881,040	446,067,334	(166,371,867)	279,695,467
Nasdaq Biotechnology	8,969,688,188	868,777,391	(352,176,679)	516,600,712

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

42	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares International Preferred Stock ETF, iShares U.S. Preferred Stock ETF and iShares Nasdaq Biotechnology ETF (the “Funds”) at March 31, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	43

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2015 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
U.S. Preferred Stock	70.10%
Nasdaq Biotechnology	100.00

For the fiscal year ended March 31, 2015, the iShares International Preferred Stock ETF earned foreign source income of $1,785,795 and paid foreign taxes of $169,944 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under section 871(k)(1)(C) of the Code, the iShares U.S. Preferred Stock ETF hereby designates $165,640,448 as the maximum amount allowable as interest-related dividends for the fiscal year ended March 31, 2015.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2015:

iShares ETF	Qualified Dividend Income
International Preferred Stock	$1,613,648
U.S. Preferred Stock	467,815,059
Nasdaq Biotechnology	14,349,249

In February 2016, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2015. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

44	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock	$0.843966	$—	$0.054814	$0.898780	94%	—%	6%	100%
U.S. Preferred Stock	2.228869	—	0.199904	2.428773	92	—	8	100
Nasdaq Biotechnology	0.363255	—	0.083767	0.447022	81	—	19	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	45

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares International Preferred Stock ETF

Period Covered: January 1, 2012 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	6	0.74%
Greater than 2.0% and Less than 2.5%	4	0.49
Greater than 1.5% and Less than 2.0%	62	7.61
Greater than 1.0% and Less than 1.5%	104	12.76
Greater than 0.5% and Less than 1.0%	140	17.18
Between 0.5% and –0.5%	316	38.77
Less than –0.5% and Greater than –1.0%	127	15.58
Less than –1.0% and Greater than –1.5%	47	5.77
Less than –1.5% and Greater than –2.0%	8	0.98
Less than –2.0% and Greater than –2.5%	1	0.12

	815	100.00%

iShares U.S. Preferred Stock ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	5	0.38%
Between 0.5% and –0.5%	1,311	99.39
Less than –0.5% and Greater than –1.0%	3	0.23

	1,319	100.00%

iShares Nasdaq Biotechnology ETF

Period Covered: January 1, 2010 through March 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive (“AIFMD” or, the “Directive”)

The Directive imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required

46	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

BFA has registered the iShares U.S. Preferred Stock ETF and the iShares Nasdaq Biotechnology ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares U.S. Preferred Stock ETF in respect of BFA’s financial year ending December 31, 2014 was USD 1.99 million. This figure is comprised of fixed

SUPPLEMENTAL INFORMATION	47

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

remuneration of USD 0.80 million and variable remuneration of USD 1.18 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares U.S. Preferred Stock ETF in respect of BFA’s financial year ending December 31, 2014, to its senior management was USD 0.28 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.05 million.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Nasdaq Biotechnology ETF in respect of BFA’s financial year ending December 31, 2014 was USD 1.18 million. This figure is comprised of fixed remuneration of USD 0.48 million and variable remuneration of USD 0.70 million. There were a total of 499 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Nasdaq Biotechnology ETF in respect of the BFA’s financial year ending December 31, 2014, to its senior management was USD 0.16 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.03 million.

48	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 311 funds (as of March 31, 2015) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (58)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Director of BlackRock, Inc. (since 2006).

Mark Wiedman[b] (44)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	49

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., and iShares U.S. ETF Trust (since 2012).

Jane D. Carlin (59)	Trustee (since 2015).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and Global Head of Operational Risk Management, Morgan Stanley Group (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Cecilia H. Herbert (66)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public broadcasting/media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (71)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

50	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (59)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (53)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (50)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	51

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (44)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (55)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (46)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Charles Park (47)	Chief Compliance Officer (since 2006).	Chief Compliance Officer, BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Principal and Chief Compliance Officer, iShares Delaware Trust Sponsor LLC (since 2012) and BFA (since 2006); Chief Compliance Officer, BlackRock Asset Management International Inc. (since 2012).
Scott Radell (46)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (52)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2007).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

52	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2015 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-39-0315

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2015, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fifty-seven series of the Registrant for which the fiscal year-end is March 31, 2015 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $791,230 for the fiscal year ended March 31, 2014 and $787,710 for the fiscal year ended March 31, 2015.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2014 and March 31, 2015 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $216,915 for the fiscal year ended March 31, 2014 and $212,724 for the fiscal year ended March 31, 2015.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2014 and March 31, 2015 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2015 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were, $4,083,069 for the fiscal year ended March 31, 2014 and $3,730,242 for the fiscal year ended March 31, 2015.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Jane D. Carlin, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6.	Investments.

(a)	Full schedules of investments are attached.
(b)	Not applicable.

Schedule of Investments

iSHARES® S&P 500 GROWTH ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.06%
Boeing Co. (The)	433,117	$65,002,199
General Dynamics Corp.	279,205	37,896,495
Honeywell International Inc.	527,826	55,057,530
Lockheed Martin Corp.	234,117	47,516,386
Northrop Grumman Corp.	120,708	19,429,160
Precision Castparts Corp.	101,254	21,263,340
Rockwell Collins Inc.	111,063	10,723,133
Textron Inc.	164,859	7,308,199

		264,196,442
AIR FREIGHT & LOGISTICS — 0.80%
CH Robinson Worldwide Inc.	193,558	14,172,317
Expeditors International of Washington Inc.	119,287	5,747,247
FedEx Corp.	191,644	31,707,500
United Parcel Service Inc. Class B	523,822	50,779,305

		102,406,369
AIRLINES — 0.97%
American Airlines Group Inc.	673,454	35,544,902
Delta Air Lines Inc.	1,089,992	49,006,040
Southwest Airlines Co.	893,942	39,601,631

		124,152,573
AUTOMOBILES — 0.08%
Harley-Davidson Inc.	161,933	9,835,810

		9,835,810
BANKS — 1.50%
Regions Financial Corp.	801,572	7,574,855
U.S. Bancorp/MN	1,130,589	49,372,822
Wells Fargo & Co.	2,479,806	134,901,446

		191,849,123
BEVERAGES — 2.69%
Brown-Forman Corp. Class B	206,105	18,621,587
Coca-Cola Co. (The)	2,909,764	117,990,930
Coca-Cola Enterprises Inc.	149,660	6,614,972
Constellation Brands Inc. Class Aa	222,614	25,869,973
Dr. Pepper Snapple Group Inc.	255,214	20,029,195
Molson Coors Brewing Co. Class B	211,373	15,736,720
Monster Beverage Corp.[a]	193,374	26,761,995
PepsiCo Inc.	1,176,057	112,454,570

		344,079,942
BIOTECHNOLOGY — 5.66%
Alexion Pharmaceuticals Inc.[a]	267,319	46,326,383
Amgen Inc.	1,003,402	160,393,810
Biogen Inc.[a]	310,218	130,986,448
Celgene Corp.[a,b]	1,058,595	122,034,832
Gilead Sciences Inc.[a]	1,969,345	193,251,825

Security	Shares	Value

Regeneron Pharmaceuticals Inc.[a,b]	97,559	$44,045,937
Vertex Pharmaceuticals Inc.[a]	227,314	26,816,232

		723,855,467
BUILDING PRODUCTS — 0.08%
Allegion PLC	82,548	5,049,461
Masco Corp.	208,641	5,570,715

		10,620,176
CAPITAL MARKETS — 1.39%
Affiliated Managers Group Inc.[a]	45,400	9,751,012
Ameriprise Financial Inc.	241,367	31,580,458
BlackRock Inc.[c]	107,365	39,278,412
Charles Schwab Corp. (The)	991,756	30,189,053
E*TRADE Financial Corp.[a]	153,393	4,380,137
Franklin Resources Inc.	264,282	13,562,952
Invesco Ltd.	323,327	12,832,849
Legg Mason Inc.	131,491	7,258,303
Northern Trust Corp.	141,946	9,886,539
T Rowe Price Group Inc.	231,048	18,710,267

		177,429,982
CHEMICALS — 2.22%
Air Products & Chemicals Inc.	181,074	27,392,875
Airgas Inc.	48,550	5,151,640
CF Industries Holdings Inc.	34,148	9,687,105
Ecolab Inc.	356,153	40,736,780
EI du Pont de Nemours & Co.	598,653	42,785,730
International Flavors & Fragrances Inc.	60,909	7,150,717
Monsanto Co.	421,797	47,469,034
PPG Industries Inc.	118,751	26,783,101
Praxair Inc.	202,431	24,441,519
Sherwin-Williams Co. (The)	106,675	30,349,037
Sigma-Aldrich Corp.	157,954	21,837,140

		283,784,678
COMMERCIAL SERVICES & SUPPLIES — 0.42%
Cintas Corp.	128,774	10,511,822
Stericycle Inc.[a,b]	112,356	15,778,153
Tyco International PLC	272,136	11,718,176
Waste Management Inc.	282,397	15,314,389

		53,322,540
COMMUNICATIONS EQUIPMENT — 2.26%
Cisco Systems Inc.	4,319,895	118,905,110
F5 Networks Inc.[a]	95,259	10,949,070
Motorola Solutions Inc.	121,278	8,085,604
QUALCOMM Inc.	2,181,142	151,240,386

		289,180,170
CONSTRUCTION & ENGINEERING — 0.03%
Quanta Services Inc.[a]	131,824	3,760,939

		3,760,939
CONSTRUCTION MATERIALS — 0.16%
Martin Marietta Materials Inc.	81,744	11,427,811

1

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2015

Security	Shares	Value

Vulcan Materials Co.	104,810	$8,835,483

		20,263,294
CONSUMER FINANCE — 0.68%
American Express Co.	683,835	53,421,190
Discover Financial Services	414,051	23,331,774
Navient Corp.	530,119	10,777,319

		87,530,283
CONTAINERS & PACKAGING — 0.13%
Ball Corp.	125,356	8,855,148
Sealed Air Corp.	177,968	8,108,222

		16,963,370
DISTRIBUTORS — 0.08%
Genuine Parts Co.	117,034	10,906,398

		10,906,398
DIVERSIFIED CONSUMER SERVICES — 0.06%
H&R Block Inc.	244,567	7,843,264

		7,843,264
DIVERSIFIED FINANCIAL SERVICES — 0.56%
Intercontinental Exchange Inc.	103,701	24,190,332
McGraw Hill Financial Inc.	227,886	23,563,412
Moody’s Corp.	235,153	24,408,882

		72,162,626
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.22%
Frontier Communications Corp.	584,355	4,119,703
Level 3 Communications Inc.[a]	379,316	20,422,373
Windstream Holdings Inc.	471,344	3,487,946

		28,030,022
ELECTRIC UTILITIES — 0.33%
Edison International	189,259	11,823,010
NextEra Energy Inc.	299,089	31,120,210

		42,943,220
ELECTRICAL EQUIPMENT — 0.16%
AMETEK Inc.	190,935	10,031,725
Rockwell Automation Inc.	91,421	10,603,922

		20,635,647
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.48%
Amphenol Corp. Class A	410,246	24,175,797
Corning Inc.	723,015	16,397,980
FLIR Systems Inc.	86,367	2,701,560
TE Connectivity Ltd.	247,160	17,701,599

		60,976,936
ENERGY EQUIPMENT & SERVICES — 0.62%
Cameron International Corp.[a]	113,070	5,101,718

Security	Shares	Value

FMC Technologies Inc.[a]	208,758	$7,726,134
Schlumberger Ltd.	792,599	66,134,461

		78,962,313
FOOD & STAPLES RETAILING — 1.38%
CVS Health Corp.	1,487,872	153,563,269
Kroger Co. (The)	305,412	23,412,884

		176,976,153
FOOD PRODUCTS — 1.18%
Campbell Soup Co.	136,426	6,350,630
ConAgra Foods Inc.	219,625	8,022,901
General Mills Inc.	399,249	22,597,493
Hershey Co. (The)	121,172	12,227,467
Hormel Foods Corp.	101,593	5,775,562
Kellogg Co.	163,956	10,812,898
Keurig Green Mountain Inc.	160,379	17,919,146
Kraft Foods Group Inc.	388,821	33,872,142
McCormick & Co. Inc./MD	93,358	7,198,835
Mead Johnson Nutrition Co.	267,552	26,897,003

		151,674,077
GAS UTILITIES — 0.02%
AGL Resources Inc.	63,375	3,146,569

		3,146,569
HEALTH CARE EQUIPMENT & SUPPLIES — 3.22%
Abbott Laboratories	798,212	36,981,162
Baxter International Inc.	423,366	29,000,571
Becton Dickinson and Co.	276,055	39,638,737
Boston Scientific Corp.[a]	809,592	14,370,258
CR Bard Inc.	98,204	16,434,439
DENTSPLY International Inc.	115,432	5,874,335
Edwards Lifesciences Corp.[a]	142,622	20,317,930
Intuitive Surgical Inc.[a]	48,397	24,441,937
Medtronic PLC	1,884,301	146,956,635
St. Jude Medical Inc.	230,581	15,079,997
Stryker Corp.	395,687	36,502,126
Varian Medical Systems Inc.[a]	91,524	8,611,493
Zimmer Holdings Inc.	150,569	17,694,869

		411,904,489
HEALTH CARE PROVIDERS & SERVICES — 2.19%
Aetna Inc.	209,315	22,298,327
AmerisourceBergen Corp.	275,900	31,361,553
Cigna Corp.	150,405	19,468,423
DaVita HealthCare Partners Inc.[a]	228,338	18,559,313
Express Scripts Holding Co.[a]	451,794	39,202,165
HCA Holdings Inc.[a]	307,601	23,140,823
Henry Schein Inc.[a]	75,383	10,524,974
McKesson Corp.	129,325	29,253,315
Patterson Companies Inc.	66,962	3,267,076
Tenet Healthcare Corp.[a]	65,172	3,226,666
UnitedHealth Group Inc.	617,933	73,095,295
Universal Health Services Inc. Class B	63,698	7,497,892

		280,895,822

2

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2015

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.23%
Cerner Corp.[a]	403,225	$29,540,264

		29,540,264
HOTELS, RESTAURANTS & LEISURE — 1.95%
Chipotle Mexican Grill Inc.[a]	41,033	26,693,608
Marriott International Inc./MD Class A	274,314	22,032,900
McDonald’s Corp.	660,881	64,396,245
Royal Caribbean Cruises Ltd.	122,362	10,015,330
Starbucks Corp.	664,289	62,908,168
Starwood Hotels & Resorts Worldwide Inc.	126,941	10,599,573
Wyndham Worldwide Corp.	159,371	14,418,294
Wynn Resorts Ltd.	107,027	13,472,559
Yum! Brands Inc.	320,773	25,251,251

		249,787,928
HOUSEHOLD DURABLES — 0.56%
DR Horton Inc.	439,726	12,523,397
Garmin Ltd.	91,112	4,329,642
Harman International Industries Inc.	90,788	12,132,001
Leggett & Platt Inc.	183,501	8,457,561
Lennar Corp. Class A	235,717	12,212,498
Mohawk Industries Inc.[a]	38,655	7,180,166
Newell Rubbermaid Inc.	237,330	9,272,483
PulteGroup Inc.	232,119	5,160,005

		71,267,753
HOUSEHOLD PRODUCTS — 1.79%
Clorox Co. (The)	100,472	11,091,104
Colgate-Palmolive Co.	665,250	46,128,435
Kimberly-Clark Corp.	270,657	28,990,072
Procter & Gamble Co. (The)	1,749,680	143,368,779

		229,578,390
INDUSTRIAL CONGLOMERATES — 1.16%
3M Co.	562,353	92,760,127
Danaher Corp.	462,836	39,294,777
Roper Industries Inc.	92,922	15,982,584

		148,037,488
INSURANCE — 0.47%
Allstate Corp. (The)	225,771	16,068,122
Aon PLC	214,979	20,663,781
Marsh & McLennan Companies Inc.	427,540	23,980,719

		60,712,622
INTERNET & CATALOG RETAIL — 2.54%
Amazon.com Inc.[a]	503,505	187,354,210
Expedia Inc.	130,753	12,307,780
Netflix Inc.[a]	79,999	33,334,783
Priceline Group Inc. (The)[a]	68,672	79,944,509
TripAdvisor Inc.[a,b]	147,316	12,252,272

		325,193,554

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 6.44%
Akamai Technologies Inc.[a]	236,534	$16,804,558
eBay Inc.[a]	1,456,046	83,984,733
Equinix Inc.	74,703	17,394,594
Facebook Inc. Class Aa	2,775,701	228,204,258
Google Inc. Class Aa	377,582	209,444,735
Google Inc. Class Ca	378,377	207,350,596
VeriSign Inc.[a,b]	139,539	9,344,927
Yahoo! Inc.[a]	1,151,237	51,155,216

		823,683,617
IT SERVICES — 4.11%
Accenture PLC Class A	473,463	44,358,748
Alliance Data Systems Corp.[a]	83,063	24,607,414
Automatic Data Processing Inc.	628,313	53,808,725
Cognizant Technology Solutions Corp. Class Aa	806,135	50,294,763
Fidelity National Information Services Inc.	237,491	16,163,637
Fiserv Inc.[a]	315,674	25,064,516
MasterCard Inc. Class A	1,290,776	111,510,139
Paychex Inc.	276,692	13,728,073
Teradata Corp.[a,b]	102,051	4,504,531
Total System Services Inc.	147,987	5,645,704
Visa Inc. Class A	2,564,968	167,774,557
Western Union Co. (The)	385,774	8,027,957

		525,488,764
LEISURE PRODUCTS — 0.04%
Hasbro Inc.[b]	72,725	4,599,129

		4,599,129
LIFE SCIENCES TOOLS & SERVICES — 0.66%
PerkinElmer Inc.	89,898	4,597,384
Thermo Fisher Scientific Inc.	524,671	70,484,302
Waters Corp.[a]	71,405	8,877,069

		83,958,755
MACHINERY — 0.45%
Illinois Tool Works Inc.	258,549	25,115,450
PACCAR Inc.	248,445	15,686,817
Pall Corp.	93,304	9,366,789
Snap-on Inc.	50,902	7,485,648

		57,654,704
MEDIA — 5.12%
CBS Corp. Class B NVS	278,352	16,876,482
Comcast Corp. Class A	2,251,180	127,124,135
DIRECTV[a]	664,877	56,581,033
Discovery Communications Inc. Class Aa,b	197,014	6,060,151
Discovery Communications Inc. Class Ca	356,902	10,519,686
Interpublic Group of Companies Inc. (The)	268,010	5,928,381
Omnicom Group Inc.	169,546	13,221,197
Scripps Networks Interactive Inc. Class A	129,227	8,859,803
Time Warner Cable Inc.	248,882	37,302,434
Time Warner Inc.	1,098,193	92,731,417
Twenty-First Century Fox Inc. Class A	1,378,211	46,638,660
Viacom Inc. Class B	246,332	16,824,476

3

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2015

Security	Shares	Value

Walt Disney Co. (The)	2,067,445	$216,854,306

		655,522,161
MULTI-UTILITIES — 0.50%
Dominion Resources Inc./VA	365,577	25,908,442
Integrys Energy Group Inc.	48,771	3,512,487
NiSource Inc.	196,645	8,683,843
Sempra Energy	168,439	18,363,220
Wisconsin Energy Corp.	146,470	7,250,265

		63,718,257
MULTILINE RETAIL — 0.57%
Dollar General Corp.[a]	248,821	18,756,127
Dollar Tree Inc.[a]	271,998	22,071,278
Family Dollar Stores Inc.	61,093	4,841,009
Macy’s Inc.	193,516	12,561,124
Nordstrom Inc.	186,047	14,943,295

		73,172,833
OIL, GAS & CONSUMABLE FUELS — 2.50%
Anadarko Petroleum Corp.	348,422	28,852,826
Cabot Oil & Gas Corp.	546,150	16,127,809
Cimarex Energy Co.	59,041	6,795,029
EOG Resources Inc.	725,224	66,495,789
EQT Corp.	132,633	10,991,297
Kinder Morgan Inc./DE	2,253,241	94,771,316
Pioneer Natural Resources Co.	135,935	22,226,732
Range Resources Corp.	218,938	11,393,533
Spectra Energy Corp.	470,329	17,011,800
Williams Companies Inc. (The)	890,112	45,030,766

		319,696,897
PERSONAL PRODUCTS — 0.11%
Estee Lauder Companies Inc. (The) Class A	165,084	13,728,385

		13,728,385
PHARMACEUTICALS — 6.83%
AbbVie Inc.	2,107,549	123,375,918
Actavis PLC[a]	516,311	153,664,480
Bristol-Myers Squibb Co.	1,164,848	75,132,696
Eli Lilly & Co.	788,701	57,299,128
Endo International PLC[a]	140,721	12,622,674
Hospira Inc.[a]	226,714	19,914,558
Johnson & Johnson	2,132,360	214,515,416
Mallinckrodt PLC[a]	154,055	19,511,066
Merck & Co. Inc.	2,139,132	122,957,307
Mylan NVa,b	493,134	29,267,503
Perrigo Co. PLC	93,120	15,416,016
Zoetis Inc.	662,274	30,656,663

		874,333,425
PROFESSIONAL SERVICES — 0.34%
Dun & Bradstreet Corp. (The)	30,532	3,919,088
Equifax Inc.	110,414	10,268,502
Nielsen NV	417,399	18,603,473

Security	Shares	Value

Robert Half International Inc.	178,451	$10,799,854

		43,590,917
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.25%
American Tower Corp.	558,767	52,607,913
Apartment Investment & Management Co. Class A	207,300	8,159,328
AvalonBay Communities Inc.[b]	174,629	30,429,103
Boston Properties Inc.	202,596	28,460,686
Crown Castle International Corp.	441,496	36,441,080
Equity Residential	481,094	37,457,979
Essex Property Trust Inc.[b]	86,144	19,804,506
General Growth Properties Inc.	830,929	24,553,952
HCP Inc.	341,088	14,738,412
Health Care REIT Inc.	462,141	35,751,228
Host Hotels & Resorts Inc.[b]	1,001,887	20,218,080
Iron Mountain Inc.[b]	247,199	9,017,820
Kimco Realty Corp.	545,740	14,653,119
Macerich Co. (The)	186,189	15,701,318
Plum Creek Timber Co. Inc.	116,728	5,071,832
Public Storage[b]	191,965	37,843,980
Simon Property Group Inc.	411,034	80,414,692
SL Green Realty Corp.	82,037	10,531,910
Ventas Inc.	415,310	30,325,936
Vornado Realty Trust	140,985	15,790,320
Weyerhaeuser Co.	493,030	16,343,944

		544,317,138
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
CBRE Group Inc. Class Aa	369,442	14,301,100

		14,301,100
ROAD & RAIL — 1.61%
CSX Corp.	1,309,918	43,384,484
Kansas City Southern	79,098	8,074,324
Norfolk Southern Corp.	272,389	28,034,276
Union Pacific Corp.	1,165,292	126,212,776

		205,705,860
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.81%
Altera Corp.	203,543	8,734,030
Analog Devices Inc.	210,237	13,244,931
Applied Materials Inc.	1,040,005	23,462,513
Avago Technologies Ltd.	339,304	43,084,822
Broadcom Corp. Class A	720,858	31,209,547
Intel Corp.	6,262,143	195,817,212
KLA-Tencor Corp.	97,099	5,659,901
Lam Research Corp.	210,728	14,800,481
Linear Technology Corp.	170,877	7,997,044
Microchip Technology Inc.	165,261	8,081,263
Micron Technology Inc.[a]	1,424,657	38,650,944
NVIDIA Corp.	682,470	14,280,685
Skyworks Solutions Inc.	252,367	24,805,152
Texas Instruments Inc.	886,202	50,677,461
Xilinx Inc.	169,916	7,187,447

		487,693,433
SOFTWARE — 5.87%
Adobe Systems Inc.[a]	434,238	32,107,558

4

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2015

Security	Shares	Value

Autodesk Inc.[a]	299,841	$17,582,676
Citrix Systems Inc.[a]	211,226	13,491,005
Electronic Arts Inc.[a]	411,230	24,186,492
Intuit Inc.	365,954	35,482,900
Microsoft Corp.	10,847,182	440,992,184
Oracle Corp.	2,797,594	120,716,181
Red Hat Inc.[a]	242,576	18,375,132
salesforce.com inc.[a,b]	544,103	36,351,521
Symantec Corp.	495,783	11,583,970

		750,869,619
SPECIALTY RETAIL — 3.88%
AutoNation Inc.[a]	41,602	2,676,256
AutoZone Inc.[a]	42,182	28,774,873
Bed Bath & Beyond Inc.[a]	120,325	9,237,952
CarMax Inc.[a]	139,285	9,612,058
Gap Inc. (The)	154,447	6,692,188
Home Depot Inc. (The)	1,742,485	197,963,721
L Brands Inc.	227,617	21,462,007
Lowe’s Companies Inc.	1,286,459	95,699,685
O’Reilly Automotive Inc.[a]	134,429	29,068,927
Ross Stores Inc.	273,738	28,841,036
Tiffany & Co.	103,021	9,066,878
TJX Companies Inc. (The)	595,856	41,739,713
Tractor Supply Co.	180,146	15,323,219

		496,158,513
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.44%
Apple Inc.	7,701,527	958,301,005
EMC Corp./MA	1,866,582	47,709,836
NetApp Inc.	215,086	7,626,950
SanDisk Corp.	281,726	17,923,408
Seagate Technology PLC	434,247	22,593,871
Western Digital Corp.	287,207	26,138,709

		1,080,293,779
TEXTILES, APPAREL & LUXURY GOODS — 1.48%
Fossil Group Inc.[a,b]	38,169	3,147,034
Hanesbrands Inc.	530,123	17,764,422
Michael Kors Holdings Ltd.[a]	265,533	17,458,795
NIKE Inc. Class B	925,328	92,838,158
Ralph Lauren Corp.	43,806	5,760,489
Under Armour Inc. Class Aa	220,690	17,820,717
VF Corp.	452,748	34,096,452

		188,886,067
TOBACCO — 2.14%
Altria Group Inc.	2,603,959	130,250,029
Lorillard Inc.	476,145	31,116,076
Philip Morris International Inc.	1,125,027	84,748,284
Reynolds American Inc.	407,524	28,082,479

		274,196,868
TRADING COMPANIES & DISTRIBUTORS — 0.24%
Fastenal Co.	226,594	9,388,922
United Rentals Inc.[a,b]	127,466	11,619,801

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Security	Shares	Value

WW Grainger Inc.	39,020	$9,201,306

		30,210,029

TOTAL COMMON STOCKS
(Cost: $9,502,530,928)		12,776,186,943

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	72,954,617	72,954,617
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	4,214,619	4,214,619
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	9,312,659	9,312,659

		86,481,895

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,481,895)		86,481,895

TOTAL INVESTMENTS IN SECURITIES — 100.51%
(Cost: $9,589,012,823)		12,862,668,838
Other Assets, Less Liabilities — (0.51)%		(65,278,236)

NET ASSETS — 100.00%		$12,797,390,602

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	160	Jun. 2015	Chicago Mercantile	$16,486,400	$230,840

See notes to financial statements.	5

Schedule of Investments

iSHARES® S&P 500 VALUE ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 3.52%
Boeing Co. (The)	307,656	$46,173,012
General Dynamics Corp.	97,681	13,258,242
Honeywell International Inc.	360,225	37,575,070
L-3 Communications Holdings Inc.	77,484	9,746,712
Lockheed Martin Corp.	85,670	17,387,583
Northrop Grumman Corp.	100,636	16,198,371
Precision Castparts Corp.	61,258	12,864,180
Raytheon Co.	288,669	31,537,088
Rockwell Collins Inc.	46,345	4,474,610
Textron Inc.	142,708	6,326,246
United Technologies Corp.	776,186	90,968,999

		286,510,113
AIR FREIGHT & LOGISTICS — 0.62%
Expeditors International of Washington Inc.	95,293	4,591,217
FedEx Corp.	111,370	18,426,166
United Parcel Service Inc. Class B	280,696	27,210,670

		50,228,053
AIRLINES — 0.13%
American Airlines Group Inc.	195,360	10,311,101

		10,311,101
AUTO COMPONENTS — 0.89%
BorgWarner Inc.	212,674	12,862,523
Delphi Automotive PLC	272,662	21,742,068
Goodyear Tire & Rubber Co. (The)	252,450	6,836,346
Johnson Controls Inc.	617,397	31,141,505

		72,582,442
AUTOMOBILES — 1.39%
Ford Motor Co.	3,715,776	59,972,625
General Motors Co.	1,270,589	47,647,087
Harley-Davidson Inc.	83,458	5,069,239

		112,688,951
BANKS — 10.50%
Bank of America Corp.	9,880,824	152,065,881
BB&T Corp.	677,053	26,398,297
Citigroup Inc.	2,849,641	146,813,504
Comerica Inc.	167,546	7,561,351
Fifth Third Bancorp	765,338	14,426,621
Huntington Bancshares Inc./OH	760,727	8,406,033
JPMorgan Chase & Co.	3,501,928	212,146,798
KeyCorp	803,450	11,376,852
M&T Bank Corp.	124,852	15,856,204
PNC Financial Services Group Inc. (The)[a]	489,084	45,602,192
Regions Financial Corp.	691,722	6,536,773
SunTrust Banks Inc.	492,707	20,245,331
U.S. Bancorp/MN	869,995	37,992,682
Wells Fargo & Co.	2,642,334	143,742,970

Security	Shares	Value

Zions BanCorp.	190,903	$5,154,381

		854,325,870
BEVERAGES — 1.52%
Coca-Cola Co. (The)	1,624,061	65,855,674
Coca-Cola Enterprises Inc.	98,282	4,344,064
PepsiCo Inc.	556,952	53,255,750

		123,455,488
BIOTECHNOLOGY — 0.10%
Vertex Pharmaceuticals Inc.[b]	65,849	7,768,207

		7,768,207
BUILDING PRODUCTS — 0.08%
Allegion PLC	31,571	1,931,198
Masco Corp.	181,413	4,843,727

		6,774,925
CAPITAL MARKETS — 3.19%
Affiliated Managers Group Inc.[b]	19,061	4,093,922
Bank of New York Mellon Corp. (The)	1,046,273	42,102,026
BlackRock Inc.[a]	42,903	15,695,634
Charles Schwab Corp. (The)	379,313	11,546,288
E*TRADE Financial Corp.[b,c]	163,002	4,654,522
Franklin Resources Inc.	180,560	9,266,339
Goldman Sachs Group Inc. (The)	380,534	71,528,976
Invesco Ltd.	172,950	6,864,385
Morgan Stanley	1,448,158	51,684,759
Northern Trust Corp.	105,150	7,323,697
State Street Corp.	387,259	28,475,154
T Rowe Price Group Inc.	80,589	6,526,097

		259,761,799
CHEMICALS — 2.53%
Air Products & Chemicals Inc.	52,449	7,934,485
Airgas Inc.	29,060	3,083,557
CF Industries Holdings Inc.	20,622	5,850,049
Dow Chemical Co. (The)	1,022,171	49,043,764
Eastman Chemical Co.	139,576	9,667,034
EI du Pont de Nemours & Co.	425,229	30,391,117
FMC Corp.	125,218	7,168,730
International Flavors & Fragrances Inc.	32,737	3,843,324
LyondellBasell Industries NV Class A	371,987	32,660,459
Monsanto Co.	154,349	17,370,436
Mosaic Co. (The)	292,103	13,454,264
PPG Industries Inc.	43,452	9,800,164
Praxair Inc.	127,496	15,393,867

		205,661,250
COMMERCIAL SERVICES & SUPPLIES — 0.49%
ADT Corp. (The)	160,302	6,655,739
Pitney Bowes Inc.	188,925	4,405,731
Republic Services Inc.	235,469	9,550,623
Tyco International PLC	200,996	8,654,888
Waste Management Inc.	200,544	10,875,501

		40,142,482

6

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2015

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.85%
Cisco Systems Inc.	1,726,147	$47,512,196
Harris Corp.	97,674	7,692,804
Juniper Networks Inc.	339,706	7,670,562
Motorola Solutions Inc.	92,923	6,195,176

		69,070,738
CONSTRUCTION & ENGINEERING — 0.20%
Fluor Corp.	138,596	7,922,147
Jacobs Engineering Group Inc.[b,c]	121,072	5,467,612
Quanta Services Inc.[b]	105,756	3,017,219

		16,406,978
CONSTRUCTION MATERIALS — 0.05%
Vulcan Materials Co.	49,646	4,185,158

		4,185,158
CONSUMER FINANCE — 0.91%
American Express Co.	337,550	26,369,406
Capital One Financial Corp.	518,108	40,837,272
Discover Financial Services	125,759	7,086,520

		74,293,198
CONTAINERS & PACKAGING — 0.27%
Avery Dennison Corp.	84,803	4,486,927
Ball Corp.	39,975	2,823,834
MeadWestvaco Corp.	157,020	7,830,587
Owens-Illinois Inc.[b]	155,105	3,617,049
Sealed Air Corp.	71,402	3,253,075

		22,011,472
DISTRIBUTORS — 0.07%
Genuine Parts Co.	60,036	5,594,755

		5,594,755
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	85,443	2,740,157

		2,740,157
DIVERSIFIED FINANCIAL SERVICES — 3.75%
Berkshire Hathaway Inc. Class Bb	1,712,950	247,212,944
CME Group Inc./IL	297,858	28,210,131
Intercontinental Exchange Inc.	31,567	7,363,634
Leucadia National Corp.	295,830	6,594,051
McGraw Hill Financial Inc.	95,021	9,825,171
NASDAQ OMX Group Inc. (The)	111,519	5,680,778

		304,886,709
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.58%
AT&T Inc.	4,875,023	159,169,501
CenturyLink Inc.	532,110	18,384,401
Frontier Communications Corp.	528,908	3,728,801
Verizon Communications Inc.	3,903,093	189,807,413

Security	Shares	Value

Windstream Holdings Inc.	233,148	$1,725,295

		372,815,411
ELECTRIC UTILITIES — 3.28%
American Electric Power Co. Inc.	459,904	25,869,600
Duke Energy Corp.	664,599	51,027,911
Edison International	171,389	10,706,671
Entergy Corp.	169,532	13,137,035
Eversource Energy	297,580	15,033,742
Exelon Corp.	807,645	27,144,948
FirstEnergy Corp.	395,632	13,870,858
NextEra Energy Inc.	204,103	21,236,917
Pepco Holdings Inc.	237,122	6,361,983
Pinnacle West Capital Corp.	104,051	6,633,251
PPL Corp.	626,494	21,087,788
Southern Co. (The)	854,649	37,843,858
Xcel Energy Inc.	475,283	16,544,601

		266,499,163
ELECTRICAL EQUIPMENT — 0.97%
AMETEK Inc.	90,991	4,780,667
Eaton Corp. PLC	445,792	30,287,109
Emerson Electric Co.	643,608	36,441,085
Rockwell Automation Inc.	62,480	7,247,055

		78,755,916
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.40%
Corning Inc.	680,692	15,438,095
FLIR Systems Inc.	70,247	2,197,326
TE Connectivity Ltd.	206,050	14,757,301

		32,392,722
ENERGY EQUIPMENT & SERVICES — 1.99%
Baker Hughes Inc.	408,156	25,950,558
Cameron International Corp.[b]	101,913	4,598,314
Diamond Offshore Drilling Inc.[c]	63,258	1,694,682
Ensco PLC Class A	218,957	4,613,424
FMC Technologies Inc.[b]	68,963	2,552,321
Halliburton Co.	798,098	35,020,540
Helmerich & Payne Inc.	101,023	6,876,636
National Oilwell Varco Inc.	385,061	19,249,199
Noble Corp. PLC	228,314	3,260,324
Schlumberger Ltd.	634,881	52,974,471
Transocean Ltd.[c]	321,361	4,714,366

		161,504,835
FOOD & STAPLES RETAILING — 3.83%
Costco Wholesale Corp.	413,264	62,607,429
Kroger Co. (The)	244,599	18,750,959
Sysco Corp.	556,397	20,992,859
Wal-Mart Stores Inc.	1,483,467	122,015,161
Walgreens Boots Alliance Inc.	819,040	69,356,307
Whole Foods Market Inc.	338,871	17,648,402

		311,371,117
FOOD PRODUCTS — 2.20%
Archer-Daniels-Midland Co.	595,793	28,240,588

7

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2015

Security	Shares	Value

Campbell Soup Co.	69,792	$3,248,817
ConAgra Foods Inc.	243,739	8,903,786
General Mills Inc.	283,560	16,049,496
Hershey Co. (The)	52,836	5,331,681
Hormel Foods Corp.	54,368	3,090,821
JM Smucker Co. (The)	95,590	11,062,631
Kellogg Co.	121,055	7,983,577
Kraft Foods Group Inc.	276,025	24,045,918
McCormick & Co. Inc./MD	54,060	4,168,566
Mondelez International Inc. Class A	1,549,344	55,915,825
Tyson Foods Inc. Class A	273,919	10,491,098

		178,532,804
GAS UTILITIES — 0.04%
AGL Resources Inc.	67,568	3,354,751

		3,354,751
HEALTH CARE EQUIPMENT & SUPPLIES — 1.03%
Abbott Laboratories	850,427	39,400,283
Baxter International Inc.	208,965	14,314,102
Boston Scientific Corp.[b]	674,896	11,979,404
DENTSPLY International Inc.	49,658	2,527,096
St. Jude Medical Inc.	100,119	6,547,783
Varian Medical Systems Inc.[b,c]	29,147	2,742,441
Zimmer Holdings Inc.	52,591	6,180,494

		83,691,603
HEALTH CARE PROVIDERS & SERVICES — 3.46%
Aetna Inc.	181,697	19,356,181
Anthem Inc.	250,594	38,694,219
Cardinal Health Inc.	310,095	27,992,276
Cigna Corp.	135,945	17,596,721
Express Scripts Holding Co.[b]	361,871	31,399,547
HCA Holdings Inc.[b]	58,340	4,388,918
Henry Schein Inc.[b]	25,039	3,495,945
Humana Inc.	140,530	25,017,151
Laboratory Corp. of America Holdings[b]	94,216	11,879,695
McKesson Corp.	126,857	28,695,053
Patterson Companies Inc.	33,094	1,614,656
Quest Diagnostics Inc.	135,855	10,440,457
Tenet Healthcare Corp.[b]	46,305	2,292,561
UnitedHealth Group Inc.	456,858	54,041,733
Universal Health Services Inc. Class B	40,205	4,732,531

		281,637,644
HOTELS, RESTAURANTS & LEISURE — 1.45%
Carnival Corp.	423,109	20,241,535
Darden Restaurants Inc.	116,807	8,099,397
McDonald’s Corp.	433,330	42,223,675
Royal Caribbean Cruises Ltd.	68,085	5,572,757
Starbucks Corp.	232,417	22,009,890
Starwood Hotels & Resorts Worldwide Inc.	70,696	5,903,116
Yum! Brands Inc.	179,012	14,091,825

		118,142,195
HOUSEHOLD DURABLES — 0.36%
Garmin Ltd.	48,770	2,317,550
Mohawk Industries Inc.[b]	30,818	5,724,444

Security	Shares	Value

Newell Rubbermaid Inc.	86,864	$3,393,776
PulteGroup Inc.	145,646	3,237,711
Whirlpool Corp.	73,365	14,824,132

		29,497,613
HOUSEHOLD PRODUCTS — 1.85%
Clorox Co. (The)	51,541	5,689,611
Colgate-Palmolive Co.	328,372	22,769,314
Kimberly-Clark Corp.	151,052	16,179,180
Procter & Gamble Co. (The)	1,293,639	106,000,780

		150,638,885
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.19%
AES Corp./VA	606,102	7,788,411
NRG Energy Inc.	316,270	7,966,841

		15,755,252
INDUSTRIAL CONGLOMERATES — 3.60%
3M Co.	196,756	32,454,902
Danaher Corp.	248,007	21,055,794
General Electric Co.	9,453,759	234,547,761
Roper Industries Inc.	28,290	4,865,880

		292,924,337
INSURANCE — 5.14%
ACE Ltd.	307,471	34,279,942
Aflac Inc.	412,263	26,388,955
Allstate Corp. (The)	230,784	16,424,897
American International Group Inc.	1,289,110	70,630,337
Aon PLC	110,566	10,627,604
Assurant Inc.	64,984	3,990,667
Chubb Corp. (The)	216,847	21,923,232
Cincinnati Financial Corp.	138,513	7,379,973
Genworth Financial Inc. Class Ab	468,483	3,424,611
Hartford Financial Services Group Inc. (The)	395,410	16,536,046
Lincoln National Corp.	240,835	13,838,379
Loews Corp.	279,871	11,427,133
Marsh & McLennan Companies Inc.	202,289	11,346,390
MetLife Inc.	1,049,601	53,057,330
Principal Financial Group Inc.	256,929	13,198,443
Progressive Corp. (The)	503,415	13,692,888
Prudential Financial Inc.	426,440	34,247,396
Torchmark Corp.	119,042	6,537,787
Travelers Companies Inc. (The)	301,866	32,640,771
Unum Group	235,603	7,946,889
XL Group PLC	239,503	8,813,710

		418,353,380
IT SERVICES — 2.52%
Accenture PLC Class A	253,704	23,769,528
Computer Sciences Corp.	132,343	8,639,351
Fidelity National Information Services Inc.	98,798	6,724,192
International Business Machines Corp.	863,423	138,579,391
Paychex Inc.	110,620	5,488,411
Teradata Corp.[b,c]	64,374	2,841,468
Total System Services Inc.	49,784	1,899,260
Western Union Co. (The)	216,780	4,511,192

8

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2015

Security	Shares	Value

Xerox Corp.	981,982	$12,618,469

		205,071,262
LEISURE PRODUCTS — 0.13%
Hasbro Inc.	53,466	3,381,190
Mattel Inc.	318,771	7,283,917

		10,665,107
LIFE SCIENCES TOOLS & SERVICES — 0.23%
Agilent Technologies Inc.	315,441	13,106,574
PerkinElmer Inc.	42,565	2,176,774
Waters Corp.[b]	27,404	3,406,865

		18,690,213
MACHINERY — 2.59%
Caterpillar Inc.	569,371	45,566,761
Cummins Inc.	158,205	21,933,541
Deere & Co.	318,892	27,963,639
Dover Corp.	153,132	10,584,484
Flowserve Corp.	126,249	7,131,806
Illinois Tool Works Inc.	144,285	14,015,845
Ingersoll-Rand PLC	247,342	16,839,043
Joy Global Inc.	91,222	3,574,078
PACCAR Inc.	156,446	9,878,000
Pall Corp.	34,135	3,426,813
Parker-Hannifin Corp.	133,815	15,894,546
Pentair PLC	171,376	10,777,837
Snap-on Inc.	18,566	2,730,316
Stanley Black & Decker Inc.	147,860	14,099,930
Xylem Inc./NY	171,189	5,995,039

		210,411,678
MEDIA — 1.72%
Cablevision Systems Corp. Class A	206,114	3,771,886
CBS Corp. Class B NVS	232,055	14,069,495
Comcast Corp. Class A	787,647	44,478,426
Gannett Co. Inc.	212,682	7,886,249
Interpublic Group of Companies Inc. (The)	197,558	4,369,983
News Corp. Class Ab	468,749	7,504,671
Omnicom Group Inc.	111,244	8,674,807
Time Warner Cable Inc.	87,073	13,050,501
Twenty-First Century Fox Inc. Class A	738,527	24,991,754
Viacom Inc. Class B	168,088	11,480,410

		140,278,182
METALS & MINING — 0.75%
Alcoa Inc.	1,148,098	14,833,426
Allegheny Technologies Inc.	102,345	3,071,374
Freeport-McMoRan Inc.	976,766	18,509,716
Newmont Mining Corp.	468,602	10,173,349
Nucor Corp.	299,694	14,244,456

		60,832,321
MULTI-UTILITIES — 1.96%
Ameren Corp.	227,924	9,618,393
CenterPoint Energy Inc.	404,236	8,250,457
CMS Energy Corp.	258,703	9,031,322

Security	Shares	Value

Consolidated Edison Inc.	275,120	$16,782,320
Dominion Resources Inc./VA	292,799	20,750,665
DTE Energy Co.	166,479	13,433,190
Integrys Energy Group Inc.	40,679	2,929,702
NiSource Inc.	157,001	6,933,164
PG&E Corp.	447,486	23,748,082
Public Service Enterprise Group Inc.	475,461	19,931,325
SCANA Corp.	134,225	7,381,033
Sempra Energy	97,871	10,669,896
TECO Energy Inc.	220,725	4,282,065
Wisconsin Energy Corp.	107,548	5,323,626

		159,065,240
MULTILINE RETAIL — 1.08%
Dollar General Corp.[b]	108,490	8,177,976
Family Dollar Stores Inc.	47,101	3,732,283
Kohl’s Corp.	189,757	14,848,485
Macy’s Inc.	182,368	11,837,507
Target Corp.	598,295	49,102,071

		87,698,322
OIL, GAS & CONSUMABLE FUELS — 11.53%
Anadarko Petroleum Corp.	228,433	18,916,537
Apache Corp.	353,958	21,354,286
Chesapeake Energy Corp.	484,980	6,867,317
Chevron Corp.	1,766,016	185,396,360
Cimarex Energy Co.	40,267	4,634,329
ConocoPhillips	1,156,696	72,015,893
CONSOL Energy Inc.	215,536	6,011,299
Devon Energy Corp.	362,986	21,891,686
EQT Corp.	48,363	4,007,842
Exxon Mobil Corp.	3,939,977	334,898,045
Hess Corp.	228,222	15,489,427
Marathon Oil Corp.	633,996	16,553,636
Marathon Petroleum Corp.	256,488	26,261,806
Murphy Oil Corp.	157,054	7,318,716
Newfield Exploration Co.[b]	151,722	5,323,925
Noble Energy Inc.	363,289	17,764,832
Occidental Petroleum Corp.	723,769	52,835,137
ONEOK Inc.	195,761	9,443,511
Phillips 66	510,504	40,125,614
Pioneer Natural Resources Co.	43,342	7,086,850
QEP Resources Inc.	152,401	3,177,561
Southwestern Energy Co.[b,c]	360,612	8,362,592
Spectra Energy Corp.	296,256	10,715,580
Tesoro Corp.	117,317	10,709,869
Valero Energy Corp.	483,639	30,769,113

		937,931,763
PAPER & FOREST PRODUCTS — 0.27%
International Paper Co.	397,184	22,039,740

		22,039,740
PERSONAL PRODUCTS — 0.09%
Estee Lauder Companies Inc. (The) Class A	92,015	7,651,967

		7,651,967

9

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2015

Security	Shares	Value

PHARMACEUTICALS — 5.74%
Bristol-Myers Squibb Co.	733,773	$47,328,358
Eli Lilly & Co.	358,185	26,022,140
Endo International PLC[b]	66,451	5,960,655
Johnson & Johnson	1,096,899	110,348,039
Merck & Co. Inc.	1,146,329	65,890,991
Perrigo Co. PLC	66,127	10,947,325
Pfizer Inc.	5,756,706	200,275,802

		466,773,310
PROFESSIONAL SERVICES — 0.06%
Dun & Bradstreet Corp. (The)	12,140	1,558,290
Equifax Inc.	33,491	3,114,663

		4,672,953
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.60%
HCP Inc.	190,198	8,218,456
Plum Creek Timber Co. Inc.	82,228	3,572,807
Prologis Inc.	481,059	20,954,930
SL Green Realty Corp.[c]	34,433	4,420,508
Vornado Realty Trust	64,039	7,172,368
Weyerhaeuser Co.	143,666	4,762,528

		49,101,597
ROAD & RAIL — 0.24%
Kansas City Southern	47,748	4,874,116
Norfolk Southern Corp.	95,291	9,807,350
Ryder System Inc.	49,990	4,743,551

		19,425,017
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.83%
Altera Corp.	139,127	5,969,939
Analog Devices Inc.	143,414	9,035,082
Applied Materials Inc.	415,312	9,369,439
First Solar Inc.[b]	70,648	4,224,044
KLA-Tencor Corp.	84,048	4,899,158
Linear Technology Corp.	103,273	4,833,176
Microchip Technology Inc.	71,749	3,508,526
Texas Instruments Inc.	354,097	20,249,037
Xilinx Inc.	125,256	5,298,329

		67,386,730
SOFTWARE — 1.02%
Adobe Systems Inc.[b,c]	138,551	10,244,461
CA Inc.	299,488	9,766,303
Oracle Corp.	1,023,772	44,175,762
salesforce.com inc.[b]	181,874	12,151,002
Symantec Corp.	287,712	6,722,391

		83,059,919
SPECIALTY RETAIL — 0.93%
AutoNation Inc.[b]	40,846	2,627,623
Bed Bath & Beyond Inc.[b,c]	88,773	6,815,547
Best Buy Co. Inc.	273,476	10,334,658
CarMax Inc.[b,c]	98,335	6,786,098
GameStop Corp. Class Ac	102,078	3,874,881

Security	Shares	Value

Gap Inc. (The)	139,404	$6,040,375
L Brands Inc.	69,441	6,547,592
Staples Inc.	601,407	9,793,913
Tiffany & Co.	32,751	2,882,416
TJX Companies Inc. (The)	218,033	15,273,212
Urban Outfitters Inc.[b,c]	94,054	4,293,565

		75,269,880
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.89%
EMC Corp./MA	541,573	13,842,606
Hewlett-Packard Co.	1,707,213	53,196,757
NetApp Inc.	140,935	4,997,555

		72,036,918
TEXTILES, APPAREL & LUXURY GOODS — 0.29%
Coach Inc.	259,091	10,734,140
Fossil Group Inc.[b,c]	14,826	1,222,404
PVH Corp.	77,521	8,260,638
Ralph Lauren Corp.	25,612	3,367,978

		23,585,160
THRIFTS & MORTGAGE FINANCE — 0.11%
Hudson City Bancorp Inc.	452,972	4,747,147
People’s United Financial Inc.	289,807	4,405,066

		9,152,213
TOBACCO — 0.61%
Philip Morris International Inc.	653,857	49,255,048

		49,255,048
TRADING COMPANIES & DISTRIBUTORS — 0.13%
Fastenal Co.	94,824	3,929,032
WW Grainger Inc.	28,754	6,780,481

		10,709,513

TOTAL COMMON STOCKS
(Cost: $7,094,352,263)		8,116,031,527

SHORT-TERM INVESTMENTS — 0.50%

MONEY MARKET FUNDS — 0.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[a,d,e]	32,888,810	32,888,810
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[a,d,e]	1,900,000	1,900,000

10

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,d]	5,793,610	$5,793,610

		40,582,420

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,582,420)		40,582,420

TOTAL INVESTMENTS IN SECURITIES — 100.28%
(Cost: $7,134,934,683)		8,156,613,947
Other Assets, Less Liabilities — (0.28)%		(22,970,700)

NET ASSETS — 100.00%		$8,133,643,247

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	135	Jun. 2015	Chicago Mercantile	$13,910,400	$194,771

See notes to financial statements.

11

Schedule of Investments

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.37%
B/E Aerospace Inc.	418,194	$26,605,502
Esterline Technologies Corp.[a,b]	117,043	13,392,060
Huntington Ingalls Industries Inc.	133,625	18,727,544
Teledyne Technologies Inc.[a,b]	132,666	14,159,442

		72,884,548
AIRLINES — 1.59%
Alaska Air Group Inc.	808,845	53,529,362
JetBlue Airways Corp.[a,b]	1,610,207	30,996,485

		84,525,847
AUTO COMPONENTS — 0.63%
Gentex Corp./MI	1,820,869	33,321,903

		33,321,903
AUTOMOBILES — 0.15%
Thor Industries Inc.	122,525	7,744,805

		7,744,805
BANKS — 1.97%
East West Bancorp Inc.	415,019	16,791,669
First Horizon National Corp.	735,946	10,516,668
PacWest Bancorp	274,234	12,858,832
Signature Bank/New York NYa,b	309,878	40,153,991
SVB Financial Group[a]	188,560	23,954,663

		104,275,823
BEVERAGES — 0.28%
Boston Beer Co. Inc. (The)[a,b]	55,934	14,956,752

		14,956,752
BIOTECHNOLOGY — 0.94%
United Therapeutics Corp.[a,b]	287,531	49,580,408

		49,580,408
BUILDING PRODUCTS — 1.30%
AO Smith Corp.	305,246	20,042,452
Fortune Brands Home & Security Inc.	645,768	30,661,065
Lennox International Inc.	161,796	18,070,995

		68,774,512
CAPITAL MARKETS — 1.96%
Eaton Vance Corp.	401,662	16,725,206
Federated Investors Inc. Class B	316,743	10,734,420
Janus Capital Group Inc.	492,517	8,466,367
Raymond James Financial Inc.	368,302	20,912,188
SEI Investments Co.	801,990	35,359,739

Security	Shares	Value

Waddell & Reed Financial Inc. Class A	242,074	$11,992,346

		104,190,266
CHEMICALS — 3.42%
Ashland Inc.	192,257	24,476,239
Cytec Industries Inc.	439,371	23,743,609
Minerals Technologies Inc.	213,992	15,642,815
NewMarket Corp.	46,294	22,119,273
PolyOne Corp.	307,774	11,495,359
RPM International Inc.	544,341	26,122,924
Scotts Miracle-Gro Co. (The) Class A	130,739	8,781,739
Sensient Technologies Corp.	152,467	10,501,927
Valspar Corp. (The)	460,602	38,704,386

		181,588,271
COMMERCIAL SERVICES & SUPPLIES — 1.60%
Copart Inc.[a,b]	701,730	26,363,996
Deluxe Corp.	190,743	13,214,675
HNI Corp.	157,949	8,714,046
MSA Safety Inc.	88,772	4,427,948
Rollins Inc.	414,384	10,247,716
Waste Connections Inc.	450,254	21,675,228

		84,643,609
COMMUNICATIONS EQUIPMENT — 1.22%
ARRIS Group Inc.[a,b]	814,581	23,537,318
InterDigital Inc./PA	228,920	11,615,401
Plantronics Inc.	185,255	9,809,252
Riverbed Technology Inc.[a]	953,723	19,942,348

		64,904,319
CONSTRUCTION MATERIALS — 0.49%
Eagle Materials Inc.	310,036	25,906,608

		25,906,608
CONSUMER FINANCE — 0.21%
SLM Corp.[a]	1,225,495	11,372,594

		11,372,594
CONTAINERS & PACKAGING — 0.89%
Packaging Corp. of America	606,156	47,395,338

		47,395,338
DISTRIBUTORS — 0.90%
LKQ Corp.[a]	1,873,091	47,876,206

		47,876,206
DIVERSIFIED CONSUMER SERVICES — 0.72%
DeVry Education Group Inc.	165,779	5,530,388
Service Corp. International/U.S.	1,250,386	32,572,555

		38,102,943
DIVERSIFIED FINANCIAL SERVICES — 1.10%
CBOE Holdings Inc.	517,693	29,718,167

12

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2015

Security	Shares	Value

MSCI Inc.	464,288	$28,465,497

		58,183,664
ELECTRIC UTILITIES — 0.28%
IDACORP Inc.	141,841	8,917,544
PNM Resources Inc.	203,010	5,927,892

		14,845,436
ELECTRICAL EQUIPMENT — 1.16%
Acuity Brands Inc.	267,135	44,921,421
Hubbell Inc. Class B	152,661	16,734,699

		61,656,120
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.88%
Belden Inc.	138,981	13,003,063
Cognex Corp.[a]	533,409	26,451,752
FEI Co.	123,773	9,448,831
IPG Photonics Corp.[a,b]	147,133	13,639,229
Keysight Technologies Inc.[a]	727,135	27,013,065
National Instruments Corp.	341,626	10,945,697
Trimble Navigation Ltd.[a,b]	942,956	23,762,491
Zebra Technologies Corp. Class Aa,b	314,014	28,485,780

		152,749,908
ENERGY EQUIPMENT & SERVICES — 1.23%
Dresser-Rand Group Inc.[a]	472,139	37,936,368
Dril-Quip Inc.[a]	112,484	7,692,781
Oceaneering International Inc.	361,514	19,496,450

		65,125,599
FOOD & STAPLES RETAILING — 0.13%
SUPERVALU Inc.[a]	594,788	6,917,384

		6,917,384
FOOD PRODUCTS — 2.09%
Hain Celestial Group Inc. (The)[a,b]	626,468	40,125,276
Lancaster Colony Corp.	59,565	5,668,801
Post Holdings Inc.[a,b]	158,160	7,408,214
TreeHouse Foods Inc.[a,b]	116,102	9,870,992
WhiteWave Foods Co. (The)[a]	1,074,490	47,642,887

		110,716,170
GAS UTILITIES — 1.15%
National Fuel Gas Co.	233,209	14,069,499
Questar Corp.	518,176	12,363,680
UGI Corp.	1,065,502	34,724,710

		61,157,889
HEALTH CARE EQUIPMENT & SUPPLIES — 5.72%
Align Technology Inc.[a,b]	447,988	24,095,035
Cooper Companies Inc. (The)	297,505	55,758,387
Hill-Rom Holdings Inc.	181,337	8,885,513
Hologic Inc.[a]	1,500,396	49,550,578
IDEXX Laboratories Inc.[a,b]	290,378	44,857,593
ResMed Inc.	606,027	43,500,618

Security	Shares	Value

Sirona Dental Systems Inc.[a,b]	342,583	$30,829,044
STERIS Corp.	367,373	25,815,301
Teleflex Inc.	166,115	20,071,675

		303,363,744
HEALTH CARE PROVIDERS & SERVICES — 3.01%
Centene Corp.[a,b]	732,001	51,745,151
LifePoint Hospitals Inc.[a,b]	136,338	10,014,026
MEDNAX Inc.[a,b]	592,046	42,929,255
Omnicare Inc.	353,135	27,212,583
VCA Inc.[a]	505,933	27,735,247

		159,636,262
HEALTH CARE TECHNOLOGY — 0.08%
HMS Holdings Corp.[a,b]	280,117	4,327,808

		4,327,808
HOTELS, RESTAURANTS & LEISURE — 2.53%
Brinker International Inc.	389,053	23,950,103
Buffalo Wild Wings Inc.[a,b]	116,776	21,164,482
Cheesecake Factory Inc. (The)	146,100	7,207,113
Domino’s Pizza Inc.	342,565	34,444,911
International Game Technology	731,225	12,730,627
Life Time Fitness Inc.[a]	108,205	7,678,227
Panera Bread Co. Class Aa,b	108,375	17,339,458
Wendy’s Co. (The)	901,133	9,822,350

		134,337,271
HOUSEHOLD DURABLES — 2.45%
Jarden Corp.[a,b]	652,742	34,530,052
KB Home	241,573	3,773,370
NVR Inc.[a,b]	23,705	31,495,885
Tempur Sealy International Inc.[a]	375,679	21,691,705
Toll Brothers Inc.[a,b]	984,837	38,743,488

		130,234,500
HOUSEHOLD PRODUCTS — 1.82%
Church & Dwight Co. Inc.	804,412	68,712,873
Energizer Holdings Inc.	203,039	28,029,534

		96,742,407
INDUSTRIAL CONGLOMERATES — 0.34%
Carlisle Companies Inc.	192,921	17,870,272

		17,870,272
INSURANCE — 2.40%
Alleghany Corp.[a]	46,365	22,579,755
Arthur J Gallagher & Co.	660,338	30,870,801
Brown & Brown Inc.	464,265	15,371,814
Primerica Inc.	322,095	16,394,636
RenaissanceRe Holdings Ltd.	282,045	28,128,348
WR Berkley Corp.	273,101	13,794,332

		127,139,686

13

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2015

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.26%
HSN Inc.	199,893	$13,638,699

		13,638,699
INTERNET SOFTWARE & SERVICES — 0.89%
AOL Inc.[a,b]	251,440	9,959,538
Rackspace Hosting Inc.[a,b]	723,654	37,333,310

		47,292,848
IT SERVICES — 4.38%
Broadridge Financial Solutions Inc.	506,810	27,879,618
CoreLogic Inc./U.S.[a]	286,232	10,095,402
DST Systems Inc.	93,424	10,342,971
Gartner Inc.[a,b]	539,285	45,219,047
Global Payments Inc.	413,234	37,885,293
Jack Henry & Associates Inc.	337,865	23,613,385
MAXIMUS Inc.	406,130	27,113,239
VeriFone Systems Inc.[a,b]	701,391	24,471,532
WEX Inc.[a,b]	239,238	25,684,592

		232,305,079
LEISURE PRODUCTS — 1.67%
Brunswick Corp./DE	571,502	29,403,778
Polaris Industries Inc.	375,881	53,036,809
Vista Outdoor Inc.[a]	144,978	6,207,958

		88,648,545
LIFE SCIENCES TOOLS & SERVICES — 1.79%
Bio-Techne Corp.	150,610	15,104,677
Charles River Laboratories International Inc.[a]	291,839	23,139,914
Mettler-Toledo International Inc.[a,b]	173,298	56,954,388

		95,198,979
MACHINERY — 4.41%
CLARCOR Inc.	185,256	12,238,011
Donaldson Co. Inc.	383,709	14,469,667
Graco Inc.	247,318	17,846,467
IDEX Corp.	289,341	21,940,728
ITT Corp.	560,935	22,386,916
Lincoln Electric Holdings Inc.	238,962	15,625,725
Nordson Corp.	352,986	27,652,923
Trinity Industries Inc.[b]	959,943	34,087,576
Wabtec Corp./DE	593,591	56,397,081
Woodward Inc.	224,872	11,470,721

		234,115,815
MARINE — 0.29%
Kirby Corp.[a]	206,085	15,466,679

		15,466,679
MEDIA — 1.40%
AMC Networks Inc. Class Aa,b	363,548	27,862,319
Cinemark Holdings Inc.	333,304	15,022,011
John Wiley & Sons Inc. Class A	145,968	8,924,484

Security	Shares	Value

Live Nation Entertainment Inc.[a]	894,649	$22,571,994

		74,380,808
METALS & MINING — 0.54%
Cliffs Natural Resources Inc.[b]	266,003	1,279,474
Compass Minerals International Inc.	120,036	11,188,556
Royal Gold Inc.	256,710	16,200,968

		28,668,998
MULTI-UTILITIES — 0.23%
Vectren Corp.	274,560	12,119,078

		12,119,078
MULTILINE RETAIL — 0.14%
Big Lots Inc.	157,382	7,559,057

		7,559,057
OIL, GAS & CONSUMABLE FUELS — 0.17%
California Resources Corp.	1,198,549	9,120,958

		9,120,958
PHARMACEUTICALS — 1.69%
Akorn Inc.[a,b]	458,813	21,798,205
Salix Pharmaceuticals Ltd.[a]	393,228	67,953,731

		89,751,936
PROFESSIONAL SERVICES — 0.31%
Corporate Executive Board Co. (The)	206,315	16,476,316

		16,476,316
REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.29%
Alexandria Real Estate Equities Inc.[b]	302,057	29,613,668
American Campus Communities Inc.[b]	477,339	20,463,523
BioMed Realty Trust Inc.	633,188	14,348,040
Camden Property Trust	534,136	41,732,046
Corporate Office Properties Trust[b]	364,940	10,721,937
Duke Realty Corp.	2,123,666	46,232,209
Equity One Inc.	320,025	8,541,467
Extra Space Storage Inc.	681,135	46,024,292
Federal Realty Investment Trust[b]	423,041	62,275,866
Highwoods Properties Inc.[b]	383,896	17,574,759
Home Properties Inc.[b]	188,874	13,087,080
Hospitality Properties Trust[b]	590,805	19,490,657
Kilroy Realty Corp.	532,013	40,523,430
Lamar Advertising Co. Class A	494,904	29,332,960
LaSalle Hotel Properties[b]	696,285	27,057,635
Mid-America Apartment Communities Inc.[b]	292,524	22,603,330
National Retail Properties Inc.	481,041	19,708,250
Omega Healthcare Investors Inc.[b]	854,797	34,679,114
Potlatch Corp.[b]	139,481	5,584,819
Realty Income Corp.[b]	1,386,452	71,540,923
Regency Centers Corp.[b]	579,721	39,444,217
Senior Housing Properties Trust[b]	710,037	15,755,721
Tanger Factory Outlet Centers Inc.[b]	413,342	14,537,238
Taubman Centers Inc.	252,603	19,483,269
UDR Inc.[b]	1,594,277	54,253,246

14

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2015

Security	Shares	Value

Urban Edge Properties	364,113	$8,629,478
Weingarten Realty Investors	695,000	25,006,100

		758,245,274
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.11%
Alexander & Baldwin Inc.	279,397	12,064,362
Jones Lang LaSalle Inc.	276,175	47,060,220

		59,124,582
ROAD & RAIL — 2.32%
Genesee & Wyoming Inc. Class Aa,b	205,525	19,820,831
JB Hunt Transport Services Inc.	567,144	48,431,262
Landstar System Inc.	276,225	18,313,718
Old Dominion Freight Line Inc.[a]	418,514	32,351,132
Werner Enterprises Inc.	136,722	4,294,438

		123,211,381
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.54%
Cypress Semiconductor Corp.[a]	901,469	12,719,727
Integrated Device Technology Inc.[a]	640,691	12,826,634
Qorvo Inc.[a]	914,681	72,900,076
Semtech Corp.[a,b]	204,781	5,456,390
Silicon Laboratories Inc.[a]	166,823	8,469,604
SunEdison Inc.[a,b]	932,378	22,377,072

		134,749,503
SOFTWARE — 7.03%
ACI Worldwide Inc.[a,b]	714,581	15,477,825
Advent Software Inc.	163,799	7,225,174
ANSYS Inc.[a]	349,524	30,824,522
Cadence Design Systems Inc.[a,b]	1,799,698	33,186,431
CDK Global Inc.	664,745	31,083,476
CommVault Systems Inc.[a,b]	143,343	6,264,089
FactSet Research Systems Inc.	238,866	38,027,467
Fair Isaac Corp.	193,760	17,190,387
Fortinet Inc.[a,b]	874,706	30,570,975
Informatica Corp.[a]	357,654	15,684,916
PTC Inc.[a,b]	708,354	25,621,164
Rovi Corp.[a,b]	266,926	4,860,723
SolarWinds Inc.[a]	409,160	20,965,358
Solera Holdings Inc.	244,523	12,632,058
Synopsys Inc.[a]	615,666	28,517,649
Tyler Technologies Inc.[a]	207,079	24,959,232
Ultimate Software Group Inc. (The)[a,b]	176,401	29,980,232

		373,071,678
SPECIALTY RETAIL — 4.40%
Advance Auto Parts Inc.	450,618	67,453,009
Foot Locker Inc.	875,379	55,148,877
Signet Jewelers Ltd.[b]	493,980	68,559,484
Williams-Sonoma Inc.	527,492	42,046,387

		233,207,757
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.19%
3D Systems Corp.[a,b]	373,822	10,250,199

		10,250,199

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS —1.11%
Carter’s Inc.	325,289	$30,079,474
Deckers Outdoor Corp.[a,b]	213,138	15,531,366
Kate Spade & Co.[a,b]	391,477	13,071,417

		58,682,257
TRADING COMPANIES & DISTRIBUTORS — 0.38%
GATX Corp.	139,321	8,077,832
MSC Industrial Direct Co. Inc. Class A	168,945	12,197,829

		20,275,661
WATER UTILITIES — 0.31%
Aqua America Inc.	630,255	16,607,219

		16,607,219

TOTAL COMMON STOCKS
(Cost: $4,316,558,620)		5,299,218,178

SHORT-TERM INVESTMENTS — 7.74%

MONEY MARKET FUNDS — 7.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	383,619,069	383,619,069
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	22,161,832	22,161,832
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	4,787,069	4,787,069

		410,567,970

TOTAL SHORT-TERM INVESTMENTS
(Cost: $410,567,970)		410,567,970

15

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 107.60%
(Cost: $4,727,126,590)	$5,709,786,148
Other Assets, Less Liabilities — (7.60)%	(403,383,742)

NET ASSETS — 100.00%	$5,306,402,406

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	32	Jun. 2015	Chicago Mercantile	$4,863,360	$133,597

See notes to financial statements.

16

Schedule of Investments

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.92%
B/E Aerospace Inc.	208,357	$13,255,672
Esterline Technologies Corp.[a]	66,489	7,607,672
Exelis Inc.	1,018,289	24,815,703
Huntington Ingalls Industries Inc.	145,036	20,326,796
KLX Inc.[a]	287,284	11,071,925
Orbital ATK Inc.	323,810	24,813,560
Teledyne Technologies Inc.[a]	75,367	8,043,920
Triumph Group Inc.	275,288	16,440,199

		126,375,447
AUTO COMPONENTS — 0.44%
Dana Holding Corp.	899,458	19,032,531

		19,032,531
AUTOMOBILES — 0.21%
Thor Industries Inc.	145,031	9,167,410

		9,167,410
BANKS — 8.05%
Associated Banc-Corp.	811,279	15,089,789
BancorpSouth Inc.	468,321	10,874,414
Bank of Hawaii Corp.	238,225	14,581,752
Cathay General Bancorp	405,839	11,546,120
City National Corp./CA	262,726	23,403,632
Commerce Bancshares Inc./MO	452,666	19,156,825
Cullen/Frost Bankers Inc.	299,939	20,719,786
East West Bancorp Inc.	415,205	16,799,194
First Horizon National Corp.	628,696	8,984,066
First Niagara Financial Group Inc.	1,931,576	17,075,132
FirstMerit Corp.	902,590	17,203,365
Fulton Financial Corp.	976,266	12,047,122
Hancock Holding Co.	438,703	13,099,672
International Bancshares Corp.	316,537	8,239,458
PacWest Bancorp	285,155	13,370,918
Prosperity Bancshares Inc.	328,751	17,252,853
SVB Financial Group[a,b]	111,376	14,149,207
Synovus Financial Corp.	743,141	20,815,379
TCF Financial Corp.	897,756	14,112,724
Trustmark Corp.	369,346	8,967,721
Umpqua Holdings Corp.	1,205,098	20,703,584
Valley National Bancorp[b]	1,208,785	11,410,930
Webster Financial Corp.	494,489	18,320,818

		347,924,461
BUILDING PRODUCTS — 0.74%
AO Smith Corp.	139,811	9,179,990
Fortune Brands Home & Security Inc.	294,550	13,985,234
Lennox International Inc.	80,976	9,044,210

		32,209,434

Security	Shares	Value

CAPITAL MARKETS — 1.84%
Eaton Vance Corp.	291,314	$12,130,315
Federated Investors Inc. Class B	239,796	8,126,686
Janus Capital Group Inc.	370,429	6,367,675
Raymond James Financial Inc.	368,281	20,910,995
Stifel Financial Corp.[a]	361,820	20,171,465
Waddell & Reed Financial Inc. Class A	241,518	11,964,802

		79,671,938
CHEMICALS — 2.99%
Albemarle Corp.	612,505	32,364,764
Ashland Inc.	177,450	22,591,160
Cabot Corp.	347,634	15,643,530
NewMarket Corp.	16,809	8,031,340
Olin Corp.	423,714	13,575,797
PolyOne Corp.	214,801	8,022,817
RPM International Inc.	248,400	11,920,716
Scotts Miracle-Gro Co. (The) Class A	126,484	8,495,930
Sensient Technologies Corp.	124,980	8,608,622

		129,254,676
COMMERCIAL SERVICES & SUPPLIES — 1.88%
Clean Harbors Inc.[a,b]	292,561	16,611,614
Deluxe Corp.	103,453	7,167,224
Herman Miller Inc.	325,832	9,045,096
HNI Corp.	101,385	5,593,410
MSA Safety Inc.	92,510	4,614,399
Rollins Inc.	157,900	3,904,867
RR Donnelley & Sons Co.	1,090,862	20,933,642
Waste Connections Inc.	277,270	13,347,778

		81,218,030
COMMUNICATIONS EQUIPMENT — 0.96%
Ciena Corp.[a,b]	591,883	11,429,261
JDS Uniphase Corp.[a,b]	1,270,352	16,667,018
Plantronics Inc.	70,586	3,737,529
Polycom Inc.[a,b]	734,895	9,847,593

		41,681,401
CONSTRUCTION & ENGINEERING — 1.03%
AECOM[a,b]	848,563	26,152,712
Granite Construction Inc.	197,396	6,936,496
KBR Inc.	793,005	11,482,712

		44,571,920
CONSUMER FINANCE — 0.26%
SLM Corp.	1,227,403	11,390,300

		11,390,300
CONTAINERS & PACKAGING — 3.26%
AptarGroup Inc.	340,315	21,616,809
Bemis Co. Inc.	532,228	24,647,479
Greif Inc. Class A	185,717	7,293,107
Rock-Tenn Co. Class A	764,041	49,280,644
Silgan Holdings Inc.	227,311	13,213,588

17

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2015

Security	Shares	Value

Sonoco Products Co.	549,850	$24,996,181

		141,047,808
DIVERSIFIED CONSUMER SERVICES — 1.28%
Apollo Education Group Inc.[a,b]	526,959	9,970,064
DeVry Education Group Inc.	166,974	5,570,253
Graham Holdings Co. Class B	24,192	25,392,649
Sotheby’s	335,921	14,196,021

		55,128,987
DIVERSIFIED FINANCIAL SERVICES — 0.29%
MSCI Inc.	202,373	12,407,489

		12,407,489
ELECTRIC UTILITIES — 3.17%
Cleco Corp.	329,937	17,988,165
Great Plains Energy Inc.	841,612	22,454,208
Hawaiian Electric Industries Inc.	560,548	18,004,802
IDACORP Inc.	148,478	9,334,812
OGE Energy Corp.	1,089,371	34,435,017
PNM Resources Inc.	238,815	6,973,398
Westar Energy Inc.[b]	721,262	27,956,115

		137,146,517
ELECTRICAL EQUIPMENT — 0.85%
Hubbell Inc. Class B	158,633	17,389,350
Regal-Beloit Corp.	244,035	19,503,277

		36,892,627
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.82%
Arrow Electronics Inc.[a]	522,314	31,939,501
Avnet Inc.	744,744	33,141,108
Belden Inc.	109,449	10,240,048
FEI Co.	118,857	9,073,543
Ingram Micro Inc. Class Aa	852,648	21,418,518
IPG Photonics Corp.[a,b]	64,166	5,948,188
Itron Inc.[a,b]	209,729	7,657,206
Jabil Circuit Inc.	1,055,154	24,669,501
Keysight Technologies Inc.[a]	276,487	10,271,492
Knowles Corp.[a,b]	465,295	8,966,235
National Instruments Corp.	248,815	7,972,033
Tech Data Corp.[a,b]	209,281	12,090,163
Trimble Navigation Ltd.[a,b]	579,669	14,607,659
Vishay Intertechnology Inc.[b]	742,481	10,261,087

		208,256,282
ENERGY EQUIPMENT & SERVICES — 2.95%
Atwood Oceanics Inc.	328,049	9,221,457
Dril-Quip Inc.[a]	112,597	7,700,509
Helix Energy Solutions Group Inc.[a,b]	539,886	8,076,694
Nabors Industries Ltd.	1,582,526	21,601,480
Oceaneering International Inc.	223,661	12,062,038
Oil States International Inc.[a,b]	281,239	11,184,875
Patterson-UTI Energy Inc.	798,908	14,999,498
Rowan Companies PLC Class A	679,280	12,030,049
Superior Energy Services Inc.	830,526	18,553,951
Tidewater Inc.	256,607	4,911,458

Security	Shares	Value

Unit Corp.[a,b]	252,823	$7,073,987

		127,415,996
FOOD & STAPLES RETAILING — 0.65%
SUPERVALU Inc.[a]	599,541	6,972,662
United Natural Foods Inc.[a,b]	273,437	21,065,586

		28,038,248
FOOD PRODUCTS — 2.05%
Dean Foods Co.	513,133	8,482,089
Flowers Foods Inc.	1,006,095	22,878,600
Ingredion Inc.	390,505	30,389,099
Lancaster Colony Corp.	53,273	5,069,991
Post Holdings Inc.[a,b]	145,972	6,837,329
Tootsie Roll Industries Inc.[b]	112,692	3,822,522
TreeHouse Foods Inc.[a,b]	131,030	11,140,171

		88,619,801
GAS UTILITIES — 1.97%
Atmos Energy Corp.	550,512	30,443,314
National Fuel Gas Co.	253,340	15,284,002
ONE Gas Inc.	284,679	12,306,673
Questar Corp.	498,350	11,890,631
WGL Holdings Inc.	271,980	15,339,672

		85,264,292
HEALTH CARE EQUIPMENT & SUPPLIES — 1.35%
Halyard Health Inc.[a]	254,731	12,532,765
Hill-Rom Holdings Inc.	148,651	7,283,899
ResMed Inc.	230,573	16,550,530
Teleflex Inc.	79,378	9,591,244
Thoratec Corp.[a,b]	296,280	12,411,169

		58,369,607
HEALTH CARE PROVIDERS & SERVICES — 2.73%
Community Health Systems Inc.[a]	637,444	33,325,572
Health Net Inc./CAa	419,966	25,403,744
LifePoint Hospitals Inc.[a,b]	121,059	8,891,784
Omnicare Inc.	217,299	16,745,061
Owens & Minor Inc.[b]	345,043	11,676,255
WellCare Health Plans Inc.[a,b]	240,042	21,954,241

		117,996,657
HEALTH CARE TECHNOLOGY — 0.34%
Allscripts Healthcare Solutions Inc.[a,b]	927,153	11,088,750
HMS Holdings Corp.[a,b]	231,339	3,574,187

		14,662,937
HOTELS, RESTAURANTS & LEISURE — 1.04%
Cheesecake Factory Inc. (The)	123,684	6,101,332
International Game Technology	704,265	12,261,253
International Speedway Corp. Class A	153,220	4,996,504
Life Time Fitness Inc.[a]	99,978	7,094,439
Panera Bread Co. Class Aa,b	43,222	6,915,304

18

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2015

Security	Shares	Value

Wendy’s Co. (The)	705,740	$7,692,566

		45,061,398
HOUSEHOLD DURABLES — 1.17%
Jarden Corp.[a,b]	402,091	21,270,614
KB Home	284,729	4,447,467
MDC Holdings Inc.	214,299	6,107,521
Tupperware Brands Corp.	271,549	18,742,312

		50,567,914
HOUSEHOLD PRODUCTS — 0.51%
Energizer Holdings Inc.	159,422	22,008,207

		22,008,207
INDUSTRIAL CONGLOMERATES — 0.40%
Carlisle Companies Inc.	185,327	17,166,840

		17,166,840
INSURANCE — 7.02%
Alleghany Corp.[a]	46,313	22,554,431
American Financial Group Inc./OH	400,267	25,677,128
Arthur J Gallagher & Co.	315,295	14,740,041
Aspen Insurance Holdings Ltd.	339,615	16,040,016
Brown & Brown Inc.	232,162	7,686,884
Everest Re Group Ltd.	244,016	42,458,784
First American Financial Corp.	589,353	21,028,115
Hanover Insurance Group Inc. (The)	242,000	17,564,360
HCC Insurance Holdings Inc.	527,127	29,872,287
Kemper Corp.	273,938	10,672,625
Mercury General Corp.	163,644	9,450,441
Old Republic International Corp.	1,314,923	19,644,950
Reinsurance Group of America Inc.	375,570	34,999,368
StanCorp Financial Group Inc.	230,230	15,793,778
WR Berkley Corp.	307,548	15,534,250

		303,717,458
INTERNET SOFTWARE & SERVICES — 0.19%
AOL Inc.[a]	205,787	8,151,223

		8,151,223
IT SERVICES — 2.08%
Acxiom Corp.[a]	422,103	7,804,685
Broadridge Financial Solutions Inc.	211,235	11,620,037
Convergys Corp.	540,107	12,352,247
CoreLogic Inc./U.S.[a]	236,055	8,325,660
DST Systems Inc.	73,577	8,145,710
Jack Henry & Associates Inc.	147,798	10,329,602
Leidos Holdings Inc.	339,506	14,245,672
NeuStar Inc. Class Aa,b	255,457	6,289,351
Science Applications International Corp.	214,248	11,001,635

		90,114,599
LEISURE PRODUCTS — 0.22%
Vista Outdoor Inc.[a,b]	220,014	9,420,999

		9,420,999

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.51%
Bio-Rad Laboratories Inc. Class Aa,b	112,993	$15,274,394
Bio-Techne Corp.	69,101	6,930,139

		22,204,533
MACHINERY — 4.83%
AGCO Corp.[b]	439,219	20,924,393
CLARCOR Inc.	109,875	7,258,343
Crane Co.	266,686	16,643,873
Donaldson Co. Inc.	353,243	13,320,794
Graco Inc.	103,444	7,464,519
Harsco Corp.	438,872	7,574,931
IDEX Corp.	170,663	12,941,375
Kennametal Inc.	431,776	14,546,533
Lincoln Electric Holdings Inc.	212,503	13,895,571
Oshkosh Corp.	426,582	20,812,936
SPX Corp.	223,706	18,992,639
Terex Corp.	579,453	15,407,655
Timken Co. (The)	406,546	17,131,849
Valmont Industries Inc.	130,931	16,088,801
Woodward Inc.	117,392	5,988,166

		208,992,378
MARINE — 0.21%
Kirby Corp.[a]	122,049	9,159,777

		9,159,777
MEDIA — 1.48%
Cinemark Holdings Inc.	272,547	12,283,693
DreamWorks Animation SKG Inc. Class Aa,b	396,832	9,603,334
John Wiley & Sons Inc. Class A	124,557	7,615,415
Meredith Corp.	199,490	11,125,557
New York Times Co. (The) Class Ab	719,406	9,899,027
Time Inc.	598,524	13,430,879

		63,957,905
METALS & MINING — 2.88%
Carpenter Technology Corp.	287,979	11,196,624
Cliffs Natural Resources Inc.[b]	605,261	2,911,305
Commercial Metals Co.	643,165	10,412,841
Compass Minerals International Inc.	77,308	7,205,879
Reliance Steel & Aluminum Co.	423,521	25,868,663
Royal Gold Inc.	128,428	8,105,091
Steel Dynamics Inc.	1,318,395	26,499,739
TimkenSteel Corp.	206,123	5,456,076
U.S. Steel Corp.[b]	795,107	19,400,611
Worthington Industries Inc.	275,866	7,340,794

		124,397,623
MULTI-UTILITIES — 1.90%
Alliant Energy Corp.	605,806	38,165,778
Black Hills Corp.	244,275	12,321,231
MDU Resources Group Inc.	1,061,600	22,654,544
Vectren Corp.	207,699	9,167,834
		82,309,387

19

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2015

Security	Shares	Value

MULTILINE RETAIL — 0.49%
Big Lots Inc.	152,308	$7,315,353
JC Penney Co. Inc.[a,b]	1,667,824	14,026,400

		21,341,753
OIL, GAS & CONSUMABLE FUELS — 4.55%
California Resources Corp.	618,955	4,710,247
Denbury Resources Inc.	1,932,247	14,086,081
Energen Corp.	398,598	26,307,468
Gulfport Energy Corp.[a]	467,741	21,473,989
HollyFrontier Corp.	1,070,761	43,119,545
Peabody Energy Corp.[b]	1,495,966	7,360,153
Rosetta Resources Inc.[a,b]	402,595	6,852,167
SM Energy Co.	368,153	19,026,147
Western Refining Inc.	385,576	19,043,599
World Fuel Services Corp.	393,608	22,624,588
WPX Energy Inc.[a]	1,113,372	12,169,156

		196,773,140
PAPER & FOREST PRODUCTS — 0.67%
Domtar Corp.	347,892	16,079,568
Louisiana-Pacific Corp.[a]	777,866	12,842,568

		28,922,136
PERSONAL PRODUCTS — 0.44%
Avon Products Inc.	2,377,311	18,994,715

		18,994,715
PROFESSIONAL SERVICES — 2.21%
FTI Consulting Inc.[a,b]	226,230	8,474,576
ManpowerGroup Inc.	427,612	36,838,774
Towers Watson & Co. Class A	379,884	50,214,966

		95,528,316
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.27%
Alexandria Real Estate Equities Inc.	126,055	12,358,432
American Campus Communities Inc.	190,168	8,152,502
BioMed Realty Trust Inc.	539,456	12,224,073
Corporate Office Properties Trust[b]	182,734	5,368,725
Corrections Corp. of America[b]	637,476	25,664,784
Equity One Inc.	138,983	3,709,456
Highwoods Properties Inc.[b]	167,668	7,675,841
Home Properties Inc.	148,236	10,271,273
Hospitality Properties Trust[b]	293,975	9,698,235
Liberty Property Trust[b]	813,147	29,029,348
Mack-Cali Realty Corp.	458,098	8,832,129
Mid-America Apartment Communities Inc.	152,293	11,767,680
National Retail Properties Inc.[b]	295,768	12,117,615
Potlatch Corp.	97,904	3,920,076
Rayonier Inc.	690,970	18,628,551
Senior Housing Properties Trust[b]	655,319	14,541,529
Tanger Factory Outlet Centers Inc.[b]	150,162	5,281,198
Taubman Centers Inc.	103,511	7,983,803
Urban Edge Properties	153,747	3,643,804
WP GLIMCHER Inc.	1,011,876	16,827,498

		227,696,552

Security	Shares	Value

ROAD & RAIL — 0.63%
Con-way Inc.	314,119	$13,862,071
Genesee & Wyoming Inc. Class Aa,b	98,161	9,466,647
Werner Enterprises Inc.	122,221	3,838,962

		27,167,680
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.08%
Advanced Micro Devices Inc.[a,b]	3,434,533	9,204,549
Atmel Corp.	2,272,183	18,700,066
Cree Inc.[a,b]	609,548	21,632,859
Cypress Semiconductor Corp.[a]	938,391	13,240,697
Fairchild Semiconductor International Inc.[a]	638,539	11,608,639
Integrated Device Technology Inc.[a,b]	242,164	4,848,123
Intersil Corp. Class A	712,011	10,195,998
Semtech Corp.[a,b]	183,185	4,880,964
Silicon Laboratories Inc.[a]	66,229	3,362,446
SunEdison Inc.[a,b]	549,813	13,195,512
Teradyne Inc.	1,189,431	22,420,774

		133,290,627
SOFTWARE — 2.08%
Advent Software Inc.	100,934	4,452,199
ANSYS Inc.[a]	181,753	16,028,797
CDK Global Inc.	290,293	13,574,101
CommVault Systems Inc.[a]	104,206	4,553,802
Informatica Corp.[a,b]	280,728	12,311,326
Mentor Graphics Corp.	533,550	12,821,207
Rovi Corp.[a,b]	267,183	4,865,402
Solera Holdings Inc.	150,958	7,798,490
Synopsys Inc.[a]	293,411	13,590,798

		89,996,122
SPECIALTY RETAIL — 4.40%
Aaron’s Inc.	352,703	9,985,022
Abercrombie & Fitch Co. Class A	379,919	8,373,415
American Eagle Outfitters Inc.	958,853	16,377,209
ANN INC.[a]	250,376	10,272,927
Ascena Retail Group Inc.[a]	721,365	10,467,006
Cabela’s Inc.[a,b]	260,868	14,603,391
Chico’s FAS Inc.	842,970	14,912,139
CST Brands Inc.	421,010	18,452,869
Dick’s Sporting Goods Inc.	535,783	30,534,273
Guess? Inc.	350,277	6,511,650
Murphy USA Inc.[a,b]	234,668	16,982,923
Office Depot Inc.[a]	2,678,651	24,643,589
Rent-A-Center Inc./TX	289,164	7,934,660

		190,051,073
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.40%
3D Systems Corp.[a,b]	240,643	6,598,431
Diebold Inc.	353,862	12,547,947
Lexmark International Inc. Class A	331,078	14,017,842
NCR Corp.[a]	921,257	27,186,294

		60,350,514

20

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2015

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.27%
Kate Spade & Co.[a,b]	348,339	$11,631,039

		11,631,039

THRIFTS & MORTGAGE FINANCE — 1.20%
New York Community Bancorp Inc.[b]	2,416,870	40,434,235
Washington Federal Inc.	534,562	11,656,125

		52,090,360
TRADING COMPANIES & DISTRIBUTORS — 1.10%
GATX Corp.	118,702	6,882,342
MSC Industrial Direct Co. Inc. Class A	127,835	9,229,687
NOW Inc.[a,b]	586,037	12,681,841
Watsco Inc.	149,159	18,749,286

		47,543,156
WATER UTILITIES — 0.25%
Aqua America Inc.	405,854	10,694,253

		10,694,253
WIRELESS TELECOMMUNICATION SERVICES — 0.31%
Telephone & Data Systems Inc.	535,668	13,338,133

		13,338,133

TOTAL COMMON STOCKS
(Cost: $3,778,610,800)		4,316,384,606

SHORT-TERM INVESTMENTS — 5.94%

MONEY MARKET FUNDS — 5.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	239,753,436	239,753,436
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	13,850,655	13,850,655
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	3,471,363	3,471,363

		257,075,454

TOTAL SHORT-TERM INVESTMENTS
(Cost: $257,075,454)		257,075,454

TOTAL INVESTMENTS IN SECURITIES — 105.76%
(Cost: $4,035,686,254)		4,573,460,060
Other Assets, Less Liabilities — (5.76)%		(249,138,980)

NET ASSETS — 100.00%		$4,324,321,080

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	45	Jun. 2015	Chicago Mercantile	$6,839,100	$130,832

See notes to financial statements.

21

Schedule of Investments

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.88%
Curtiss-Wright Corp.	457,080	$33,796,495
GenCorp. Inc.[a,b]	278,360	6,455,168
Moog Inc. Class Aa	164,493	12,345,200
TASER International Inc.[a,b]	504,199	12,156,238

		64,753,101
AIR FREIGHT & LOGISTICS — 0.46%
Forward Air Corp.	292,301	15,871,944

		15,871,944
AIRLINES — 0.77%
Allegiant Travel Co.	130,047	25,006,738
Republic Airways Holdings Inc.[a,b]	117,499	1,615,611

		26,622,349
AUTO COMPONENTS — 0.52%
Dorman Products Inc.[a,b]	194,306	9,666,723
Drew Industries Inc.	135,133	8,316,085

		17,982,808
AUTOMOBILES — 0.16%
Winnebago Industries Inc.[b]	260,194	5,531,724

		5,531,724
BANKS — 6.46%
Bank of the Ozarks Inc.	672,367	24,830,513
Banner Corp.	88,215	4,049,069
Boston Private Financial Holdings Inc.	797,299	9,687,183
Cardinal Financial Corp.	152,292	3,042,794
Columbia Banking System Inc.	226,612	6,564,950
CVB Financial Corp.	427,309	6,811,306
First Commonwealth Financial Corp.	371,006	3,339,054
First Financial Bankshares Inc.	345,611	9,552,688
First Midwest Bancorp Inc./IL	746,412	12,965,176
Glacier Bancorp Inc.	719,994	18,107,849
Home BancShares Inc./AR	563,559	19,099,015
Independent Bank Corp./Rockland MA	98,236	4,309,613
LegacyTexas Financial Group Inc.	154,962	3,522,286
MB Financial Inc.	612,430	19,175,183
Pinnacle Financial Partners Inc.	312,313	13,885,436
PrivateBancorp Inc.	676,046	23,776,538
Simmons First National Corp. Class A	85,073	3,868,269
Southside Bancshares Inc.	104,013	2,984,133
Talmer Bancorp Inc. Class A	315,621	4,833,736
Texas Capital Bancshares Inc.[a,b]	299,074	14,549,950
United Bankshares Inc./WV	245,359	9,220,591
Westamerica Bancorp.	100,130	4,326,617

		222,501,949

Security	Shares	Value

BIOTECHNOLOGY — 1.19%
Acorda Therapeutics Inc.[a,b]	256,783	$8,545,738
Emergent BioSolutions Inc.[a,b]	192,298	5,530,491
Ligand Pharmaceuticals Inc.[a,b]	171,158	13,197,993
Momenta Pharmaceuticals Inc.[a,b]	217,692	3,308,918
Repligen Corp.[a,b]	296,533	9,002,742
Spectrum Pharmaceuticals Inc.[a,b]	233,608	1,418,001

		41,003,883
BUILDING PRODUCTS — 1.11%
AAON Inc.	400,915	9,834,445
American Woodmark Corp.[a]	81,035	4,435,045
Apogee Enterprises Inc.	278,805	12,044,376
PGT Inc.[a]	460,074	5,141,327
Simpson Manufacturing Co. Inc.	184,627	6,899,511

		38,354,704
CAPITAL MARKETS — 1.43%
Evercore Partners Inc. Class A	187,174	9,669,409
Financial Engines Inc.[b]	304,178	12,723,766
Greenhill & Co. Inc.	130,304	5,166,554
HFF Inc. Class A	314,694	11,813,613
Piper Jaffray Companies[a]	84,922	4,455,008
Virtus Investment Partners Inc.	42,711	5,585,317

		49,413,667
CHEMICALS — 1.37%
Balchem Corp.	295,727	16,377,361
Calgon Carbon Corp.	231,416	4,875,935
Flotek Industries Inc.[a,b]	479,058	7,061,315
HB Fuller Co.	203,533	8,725,460
Innophos Holdings Inc.	93,794	5,286,230
Quaker Chemical Corp.	55,158	4,723,731

		47,050,032
COMMERCIAL SERVICES & SUPPLIES — 1.87%
G&K Services Inc. Class A	94,199	6,832,253
Healthcare Services Group Inc.	682,220	21,919,729
Matthews International Corp. Class A	137,017	7,057,746
Mobile Mini Inc.	230,970	9,848,561
U.S. Ecology Inc.	208,270	10,407,252
UniFirst Corp./MA	70,863	8,339,866

		64,405,407
COMMUNICATIONS EQUIPMENT — 1.02%
Bel Fuse Inc. Class B	103,361	1,966,960
CalAmp Corp.[a,b]	227,427	3,682,043
Comtech Telecommunications Corp.	72,593	2,101,567
Ixia[a,b]	200,149	2,427,807
ViaSat Inc.[a,b]	419,598	25,012,237

		35,190,614
CONSTRUCTION & ENGINEERING — 0.28%
Dycom Industries Inc.[a]	174,026	8,499,430

22

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2015

Security	Shares	Value

Orion Marine Group Inc.[a,b]	119,216	$1,056,254

		9,555,684
CONSTRUCTION MATERIALS — 0.38%
Headwaters Inc.[a,b]	707,775	12,980,594

		12,980,594
CONSUMER FINANCE — 1.44%
Encore Capital Group Inc.[a,b]	129,375	5,380,706
Enova International Inc.[a]	255,130	5,023,510
First Cash Financial Services Inc.[a,b]	171,892	7,996,416
Green Dot Corp. Class Aa,b	154,399	2,458,032
PRA Group Inc.[a,b]	464,129	25,211,487
World Acceptance Corp.[a,b]	48,744	3,554,413

		49,624,564
DISTRIBUTORS — 0.85%
Pool Corp.	417,414	29,118,801

		29,118,801
DIVERSIFIED CONSUMER SERVICES — 0.34%
American Public Education Inc.[a,b]	70,628	2,117,427
Capella Education Co.	62,121	4,030,411
Strayer Education Inc.[a]	105,198	5,618,625

		11,766,463
DIVERSIFIED FINANCIAL SERVICES — 0.58%
MarketAxess Holdings Inc.	239,715	19,872,374

		19,872,374
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.69%
8x8 Inc.[a,b]	387,434	3,254,446
Cincinnati Bell Inc.[a,b]	1,175,489	4,149,476
Consolidated Communications Holdings Inc.	451,824	9,217,210
General Communication Inc. Class Aa,b	295,142	4,651,438
Iridium Communications Inc.[a,b]	267,747	2,599,823

		23,872,393
ELECTRICAL EQUIPMENT — 0.56%
AZZ Inc.	247,168	11,515,557
Franklin Electric Co. Inc.	171,338	6,534,831
Vicor Corp.[a]	76,897	1,168,835

		19,219,223
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.06%
Agilysys Inc.[a]	64,438	634,070
Badger Meter Inc.	92,101	5,520,534
DTS Inc./CAa	165,961	5,654,291
Electro Scientific Industries Inc.	79,434	490,902
FARO Technologies Inc.[a,b]	103,409	6,424,801
Littelfuse Inc.	136,352	13,552,025
Methode Electronics Inc.	367,054	17,266,220
MTS Systems Corp.	77,258	5,844,568
OSI Systems Inc.[a]	88,117	6,543,569
Park Electrochemical Corp.	89,959	1,939,516

Security	Shares	Value

Rogers Corp.[a]	84,685	$6,961,954

		70,832,450
ENERGY EQUIPMENT & SERVICES — 0.58%
Era Group Inc.[a]	88,744	1,849,425
U.S. Silica Holdings Inc.[b]	511,355	18,209,352

		20,058,777
FOOD PRODUCTS — 2.06%
B&G Foods Inc.	274,180	8,069,117
Cal-Maine Foods Inc.	288,847	11,282,364
Calavo Growers Inc.	148,439	7,632,733
Diamond Foods Inc.[a]	121,646	3,962,010
J&J Snack Foods Corp.	143,374	15,298,006
Sanderson Farms Inc.[b]	108,811	8,666,796
Snyder’s-Lance Inc.	500,335	15,990,707

		70,901,733
GAS UTILITIES — 0.73%
New Jersey Resources Corp.	392,531	12,192,013
Piedmont Natural Gas Co. Inc.	346,872	12,803,045

		24,995,058
HEALTH CARE EQUIPMENT & SUPPLIES — 5.68%
Abaxis Inc.	203,346	13,036,512
ABIOMED Inc.[a,b]	353,917	25,333,379
Anika Therapeutics Inc.[a,b]	142,193	5,854,086
Cantel Medical Corp.	338,621	16,084,497
CONMED Corp.	114,259	5,768,937
CryoLife Inc.	124,385	1,289,872
Cyberonics Inc.[a,b]	153,136	9,941,589
Cynosure Inc. Class Aa,b	208,882	6,406,411
Greatbatch Inc.[a]	148,066	8,565,618
Haemonetics Corp.[a,b]	242,238	10,881,331
ICU Medical Inc.[a]	81,694	7,608,979
Integra LifeSciences Holdings Corp.[a,b]	119,297	7,354,660
Masimo Corp.[a,b]	275,763	9,094,664
Meridian Bioscience Inc.	180,171	3,437,663
Natus Medical Inc.[a,b]	306,500	12,097,555
Neogen Corp.[a,b]	223,989	10,467,006
NuVasive Inc.[a]	271,965	12,507,670
SurModics Inc.[a,b]	72,841	1,896,051
Vascular Solutions Inc.[a]	116,608	3,535,555
West Pharmaceutical Services Inc.	403,179	24,275,408

		195,437,443
HEALTH CARE PROVIDERS & SERVICES — 3.74%
Aceto Corp.[b]	124,741	2,744,302
Air Methods Corp.[a,b]	195,869	9,125,537
Amedisys Inc.[a,b]	158,148	4,235,203
AMN Healthcare Services Inc.[a,b]	451,013	10,404,870
AmSurg Corp.[a,b]	281,902	17,342,611
Bio-Reference Laboratories Inc.[a,b]	131,262	4,625,673
Chemed Corp.	162,926	19,453,364
CorVel Corp.[a]	41,886	1,441,297
Cross Country Healthcare Inc.[a,b]	143,829	1,705,812
Ensign Group Inc. (The)	216,553	10,147,674
ExamWorks Group Inc.[a,b]	331,550	13,799,111

23

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2015

Security	Shares	Value

Landauer Inc.	48,628	$1,708,788
Molina Healthcare Inc.[a,b]	310,377	20,885,268
Providence Service Corp. (The)[a]	61,213	3,251,635
Select Medical Holdings Corp.	523,291	7,760,406

		128,631,551
HEALTH CARE TECHNOLOGY — 1.31%
Computer Programs & Systems Inc.	58,073	3,151,041
HealthStream Inc.[a,b]	205,496	5,178,499
MedAssets Inc.[a]	325,353	6,123,143
Medidata Solutions Inc.[a,b]	323,637	15,871,159
Omnicell Inc.[a]	342,811	12,032,666
Quality Systems Inc.	166,659	2,663,211

		45,019,719
HOTELS, RESTAURANTS & LEISURE — 5.80%
BJ’s Restaurants Inc.[a,b]	208,454	10,516,504
Bob Evans Farms Inc./DE	93,575	4,328,779
Cracker Barrel Old Country Store Inc.	135,206	20,570,241
DineEquity Inc.	84,077	8,997,080
Interval Leisure Group Inc.	201,645	5,285,115
Jack in the Box Inc.	364,126	34,926,966
Marriott Vacations Worldwide Corp.	267,856	21,709,729
Monarch Casino & Resort Inc.[a]	43,836	839,021
Papa John’s International Inc.	282,121	17,437,899
Pinnacle Entertainment Inc.[a]	477,863	17,246,076
Popeyes Louisiana Kitchen Inc.[a,b]	221,776	13,266,640
Ruth’s Hospitality Group Inc.	154,787	2,458,018
Scientific Games Corp. Class Aa,b	474,575	4,968,800
Sonic Corp.	486,736	15,429,531
Texas Roadhouse Inc.	600,874	21,889,840

		199,870,239
HOUSEHOLD DURABLES — 2.51%
Helen of Troy Ltd.[a,b]	255,935	20,856,143
iRobot Corp.[a,b]	151,314	4,937,376
Meritage Homes Corp.[a,b]	357,610	17,394,150
Ryland Group Inc. (The)	446,909	21,782,345
Standard Pacific Corp.[a,b]	1,412,151	12,709,359
Universal Electronics Inc.[a,b]	152,217	8,591,128

		86,270,501
HOUSEHOLD PRODUCTS — 0.21%
WD-40 Co.	83,564	7,398,757

		7,398,757
INSURANCE — 1.29%
American Equity Investment Life Holding Co.	345,921	10,076,679
AMERISAFE Inc.	92,939	4,298,429
eHealth Inc.[a]	85,403	801,080
HCI Group Inc.	87,470	4,012,249
Montpelier Re Holdings Ltd.	191,948	7,378,481
RLI Corp.	149,218	7,820,515
United Insurance Holdings Corp.	112,393	2,528,842
Universal Insurance Holdings Inc.	287,352	7,353,338

		44,269,613

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.23%
Blue Nile Inc.[a]	60,219	$1,917,373
FTD Companies Inc.[a]	110,375	3,304,627
NutriSystem Inc.	128,706	2,571,546

		7,793,546
INTERNET SOFTWARE & SERVICES — 3.02%
comScore Inc.[a]	327,945	16,790,784
Dealertrack Technologies Inc.[a,b]	426,277	16,420,190
Dice Holdings Inc.[a]	357,807	3,191,639
j2 Global Inc.	438,723	28,815,327
LivePerson Inc.[a]	315,329	3,227,392
LogMeIn Inc.[a,b]	234,694	13,140,517
NIC Inc.	369,132	6,522,563
Perficient Inc.[a]	168,672	3,489,824
QuinStreet Inc.[a]	101,556	604,258
Stamps.com Inc.[a]	141,098	9,494,484
XO Group Inc.[a]	129,596	2,289,961

		103,986,939
IT SERVICES — 1.80%
Cardtronics Inc.[a,b]	428,373	16,106,825
ExlService Holdings Inc.[a]	183,641	6,831,445
Forrester Research Inc.	67,938	2,498,760
Heartland Payment Systems Inc.	237,128	11,109,447
iGATE Corp.[a,b]	341,969	14,588,397
Virtusa Corp.[a]	258,526	10,697,806

		61,832,680
LEISURE PRODUCTS — 0.13%
Sturm Ruger & Co. Inc.[b]	92,970	4,614,101

		4,614,101
LIFE SCIENCES TOOLS & SERVICES — 1.87%
Affymetrix Inc.[a,b]	715,296	8,984,118
Albany Molecular Research Inc.[a,b]	230,241	4,052,242
Cambrex Corp.[a]	298,516	11,830,189
Luminex Corp.[a,b]	214,299	3,428,784
PAREXEL International Corp.[a,b]	524,041	36,153,588

		64,448,921
MACHINERY — 3.49%
Albany International Corp. Class A	119,336	4,743,606
EnPro Industries Inc.	113,314	7,473,058
ESCO Technologies Inc.	109,433	4,265,698
Federal Signal Corp.	308,568	4,872,289
Hillenbrand Inc.	603,597	18,633,039
John Bean Technologies Corp.	121,141	4,327,157
Lindsay Corp.[b]	72,117	5,498,921
Lydall Inc.[a]	165,734	5,257,083
Mueller Industries Inc.	230,317	8,321,353
Standex International Corp.	78,794	6,471,351
Tennant Co.	95,885	6,268,002
Toro Co. (The)	532,374	37,330,065
Watts Water Technologies Inc. Class A	123,515	6,797,031

		120,258,653

24

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2015

	Shares	Value

MARINE — 0.51%
Matson Inc.	415,342	$17,510,819

		17,510,819
MEDIA — 0.41%
EW Scripps Co. (The) Class Aa,b	497,818	14,157,944

		14,157,944
METALS & MINING — 0.55%
Century Aluminum Co.[a,b]	497,396	6,864,065
Globe Specialty Metals Inc.	297,507	5,628,832
Stillwater Mining Co.[a,b]	510,085	6,590,298

		19,083,195
MULTI-UTILITIES — 0.34%
NorthWestern Corp.	216,162	11,627,354

		11,627,354
MULTILINE RETAIL — 0.20%
Tuesday Morning Corp.[a,b]	421,803	6,791,028

		6,791,028
OIL, GAS & CONSUMABLE FUELS — 1.16%
Approach Resources Inc.[a,b]	166,075	1,094,434
Bonanza Creek Energy Inc.[a]	217,366	5,360,245
Carrizo Oil & Gas Inc.[a,b]	444,575	22,073,149
PetroQuest Energy Inc.[a,b]	575,933	1,324,646
Synergy Resources Corp.[a]	865,776	10,259,446

		40,111,920
PAPER & FOREST PRODUCTS — 1.68%
Boise Cascade Co.[a]	186,255	6,977,112
Clearwater Paper Corp.[a]	83,367	5,443,865
Deltic Timber Corp.	106,790	7,074,838
KapStone Paper and Packaging Corp.	809,519	26,584,604
Neenah Paper Inc.	160,196	10,018,658
Wausau Paper Corp.	166,689	1,588,546

		57,687,623
PERSONAL PRODUCTS — 0.05%
Medifast Inc.[a,b]	58,231	1,745,183

		1,745,183
PHARMACEUTICALS — 2.82%
ANI Pharmaceuticals Inc.[a,b]	53,654	3,356,058
Depomed Inc.[a,b]	570,199	12,778,159
Impax Laboratories Inc.[a]	634,847	29,755,279
Lannett Co. Inc.[a,b]	254,020	17,199,694
Medicines Co. (The)[a,b]	264,936	7,423,507
Prestige Brands Holdings Inc.[a]	500,828	21,480,513
Sagent Pharmaceuticals Inc.[a,b]	218,632	5,083,194

		97,076,404

Security	Shares	Value

PROFESSIONAL SERVICES — 1.15%
Exponent Inc.	75,720	$6,731,508
Korn/Ferry International	228,010	7,494,689
On Assignment Inc.[a]	444,608	17,059,609
WageWorks Inc.[a,b]	158,380	8,446,405

		39,732,211
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.19%
Acadia Realty Trust	405,271	14,135,852
Agree Realty Corp.	88,461	2,916,559
American Assets Trust Inc.[b]	217,526	9,414,525
Associated Estates Realty Corp.	554,262	13,679,186
Aviv REIT Inc.	136,126	4,968,599
CareTrust REIT Inc.	268,107	3,635,531
Cedar Realty Trust Inc.[b]	505,469	3,785,963
Chesapeake Lodging Trust[b]	552,982	18,707,381
CoreSite Realty Corp.	205,665	10,011,772
Cousins Properties Inc.[b]	1,969,953	20,881,502
DiamondRock Hospitality Co.	1,919,459	27,121,956
EastGroup Properties Inc.[b]	196,728	11,831,222
Education Realty Trust Inc.	203,638	7,204,712
EPR Properties[b]	289,757	17,394,113
Franklin Street Properties Corp.	423,853	5,433,795
GEO Group Inc. (The)	398,436	17,427,591
Healthcare Realty Trust Inc.	951,626	26,436,170
Inland Real Estate Corp.	851,476	9,102,278
Lexington Realty Trust[b]	1,260,714	12,392,819
LTC Properties Inc.	209,141	9,620,486
Medical Properties Trust Inc.[b]	1,998,046	29,451,198
Parkway Properties Inc./Md	455,061	7,895,308
Pennsylvania REIT[b]	412,091	9,572,874
Post Properties Inc.	522,416	29,741,143
PS Business Parks Inc.	113,895	9,457,841
Retail Opportunity Investments Corp.	894,493	16,369,222
Sabra Health Care REIT Inc.[b]	567,593	18,815,708
Saul Centers Inc.	108,745	6,220,214
Sovran Self Storage Inc.[b]	340,052	31,944,485
Summit Hotel Properties Inc.	433,629	6,101,160
Universal Health Realty Income Trust	79,946	4,496,963
Urstadt Biddle Properties Inc. Class A	147,225	3,395,009

		419,563,137
ROAD & RAIL — 1.47%
ArcBest Corp.	233,250	8,837,843
Heartland Express Inc.	530,771	12,611,119
Knight Transportation Inc.	583,158	18,806,845
Saia Inc.[a]	237,495	10,521,028

		50,776,835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.19%
Cabot Microelectronics Corp.[a]	107,985	5,396,010
CEVA Inc.[a,b]	94,566	2,016,147
Cirrus Logic Inc.[a,b]	355,836	11,835,105
Diodes Inc.[a,b]	222,690	6,360,026
DSP Group Inc.[a]	110,601	1,325,000
Entropic Communications Inc.[a,b]	248,907	736,765
Exar Corp.[a,b]	201,739	2,027,477
Kopin Corp.[a]	238,572	839,773
Micrel Inc.	277,079	4,178,351

25

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2015

Security	Shares	Value

Microsemi Corp.[a]	546,944	$19,361,818
MKS Instruments Inc.	224,981	7,606,608
Monolithic Power Systems Inc.	346,561	18,246,437
Nanometrics Inc.[a,b]	86,646	1,457,386
Pericom Semiconductor Corp.	105,091	1,625,758
Power Integrations Inc.	147,234	7,667,947
Synaptics Inc.[a]	351,332	28,565,048
Tessera Technologies Inc.	451,726	18,195,523
Ultratech Inc.[a]	89,634	1,554,254
Veeco Instruments Inc.[a]	174,747	5,338,521

		144,333,954
SOFTWARE — 4.74%
Blackbaud Inc.	443,633	21,019,332
Bottomline Technologies de Inc.[a,b]	172,358	4,717,438
Ebix Inc.[b]	130,822	3,974,372
Epiq Systems Inc.	174,746	3,133,196
Interactive Intelligence Group Inc.[a,b]	89,834	3,699,364
Manhattan Associates Inc.[a]	709,972	35,931,683
MicroStrategy Inc. Class Aa	86,994	14,718,515
Monotype Imaging Holdings Inc.	230,393	7,520,027
NetScout Systems Inc.[a,b]	359,856	15,779,686
Progress Software Corp.[a]	266,178	7,232,056
Synchronoss Technologies Inc.[a,b]	350,141	16,617,692
Take-Two Interactive Software Inc.[a]	808,991	20,592,866
Tangoe Inc.[a,b]	149,776	2,066,909
VASCO Data Security International Inc.[a,b]	281,726	6,068,378

		163,071,514
SPECIALTY RETAIL — 3.50%
Brown Shoe Co. Inc.	185,828	6,095,158
Buckle Inc. (The)[b]	135,325	6,913,754
Cato Corp. (The) Class A	125,813	4,982,195
Christopher & Banks Corp.[a]	165,925	922,543
Finish Line Inc. (The) Class A	226,491	5,553,559
Francesca’s Holdings Corp.[a,b]	408,225	7,266,405
Group 1 Automotive Inc.	100,611	8,685,748
Hibbett Sports Inc.[a,b]	108,605	5,328,161
Lithia Motors Inc. Class A	114,371	11,369,621
Lumber Liquidators Holdings Inc.[a,b]	141,342	4,350,507
MarineMax Inc.[a]	132,485	3,512,177
Monro Muffler Brake Inc.	185,425	12,061,896
Outerwall Inc.[b]	182,071	12,038,535
Select Comfort Corp.[a]	504,879	17,403,179
Vitamin Shoppe Inc.[a,b]	134,164	5,526,215
Zumiez Inc.[a,b]	208,438	8,389,630

		120,399,283
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.87%
Electronics For Imaging Inc.[a,b]	449,381	18,761,657
Super Micro Computer Inc.[a,b]	338,627	11,245,802

		30,007,459
TEXTILES, APPAREL & LUXURY GOODS — 3.35%
G-III Apparel Group Ltd.[a]	183,036	20,619,005
Iconix Brand Group Inc.[a,b]	459,159	15,459,883
Oxford Industries Inc.	70,157	5,293,346
Skechers U.S.A. Inc. Class Aa,b	393,334	28,284,648
Steven Madden Ltd.[a,b]	333,396	12,669,048

Security	Shares	Value

Wolverine World Wide Inc.	985,739	$32,972,970

		115,298,900
THRIFTS & MORTGAGE FINANCE — 0.61%
Bank Mutual Corp.	412,152	3,016,953
BofI Holding Inc.[a,b]	127,022	11,818,127
Brookline Bancorp Inc.	331,387	3,330,439
Oritani Financial Corp.	194,702	2,832,914

		20,998,433
WATER UTILITIES — 0.26%
American States Water Co.	224,728	8,964,400

		8,964,400

TOTAL COMMON STOCKS
(Cost: $2,875,143,450)		3,440,250,555

SHORT-TERM INVESTMENTS — 12.11%

MONEY MARKET FUNDS — 12.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	392,198,496	392,198,496
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	22,657,469	22,657,469
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,921,340	1,921,340

		416,777,305

TOTAL SHORT-TERM INVESTMENTS (Cost: $416,777,305)		416,777,305

26

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2015

		Value
TOTAL INVESTMENTS IN SECURITIES — 112.03%
(Cost: $3,291,920,755)		$3,857,027,860

SHORT POSITIONS[f] — 0.00%

COMMON STOCKS — 0.00%
Journal Media Group Inc.[a]	(18,099)	(168,617)

		(168,617)

TOTAL SHORT POSITIONS (Proceeds: $168,617)		(168,617)
Other Assets, Less Liabilities — (12.03)%		(414,038,693)

NET ASSETS — 100.00%		$3,442,820,550

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	33	Jun. 2015	ICE Market Equity	$4,121,370	$95,417

See notes to financial statements.

27

Schedule of Investments

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 1.89%
AAR Corp.	380,637	$11,685,555
Aerovironment Inc.[a,b]	202,323	5,363,583
American Science & Engineering Inc.	74,873	3,658,295
Cubic Corp.	219,074	11,341,461
Engility Holdings Inc.	175,741	5,279,260
GenCorp. Inc.[a,b]	340,961	7,906,885
Moog Inc. Class Aa	228,202	17,126,560
National Presto Industries Inc.	49,654	3,147,567

		65,509,166
AIR FREIGHT & LOGISTICS — 1.03%
Atlas Air Worldwide Holdings Inc.[a,b]	249,801	10,746,439
Hub Group Inc. Class Aa	345,240	13,564,480
UTi Worldwide Inc.[a]	922,628	11,348,324

		35,659,243
AIRLINES — 0.37%
Republic Airways Holdings Inc.[a,b]	382,404	5,258,055
SkyWest Inc.	516,787	7,550,258

		12,808,313
AUTO COMPONENTS — 0.70%
Dorman Products Inc.[a,b]	104,333	5,190,567
Drew Industries Inc.	98,542	6,064,275
Standard Motor Products Inc.	209,183	8,840,073
Superior Industries International Inc.	232,170	4,394,978

		24,489,893
BANKS — 9.61%
Banner Corp.	102,599	4,709,294
BBCN Bancorp Inc.	800,604	11,584,740
Cardinal Financial Corp.	163,292	3,262,574
Central Pacific Financial Corp.	261,997	6,018,071
City Holding Co.	152,645	7,178,894
Columbia Banking System Inc.	301,556	8,736,077
Community Bank System Inc.	410,758	14,536,726
CVB Financial Corp.	524,511	8,360,705
First BanCorp/Puerto Rico[a,b]	1,050,859	6,515,326
First Commonwealth Financial Corp.	528,672	4,758,048
First Financial Bancorp	618,972	11,023,891
First Financial Bankshares Inc.	284,318	7,858,550
FNB Corp./PA	1,735,564	22,805,311
Hanmi Financial Corp.	321,685	6,803,638
Independent Bank Corp./Rockland MA	160,194	7,027,711
LegacyTexas Financial Group Inc.	204,357	4,645,035
National Penn Bancshares Inc.	1,408,530	15,169,868
NBT Bancorp Inc.	445,206	11,156,862
OFG Bancorp	448,323	7,316,631
Old National Bancorp/IN	1,097,988	15,580,450
S&T Bancorp Inc.	286,752	8,138,022
Simmons First National Corp. Class A	67,575	3,072,635
Southside Bancshares Inc.	112,977	3,241,310
Sterling Bancorp/DE	905,223	12,139,041
Susquehanna Bancshares Inc.	1,830,955	25,102,393
Talmer Bancorp Inc. Class A	250,826	3,841,400
Texas Capital Bancshares Inc.[a,b]	147,440	7,172,956
Tompkins Financial Corp.	119,720	6,446,922

Security	Shares	Value

UMB Financial Corp.	381,574	$20,181,449
United Bankshares Inc./WV	385,312	14,480,025
United Community Banks Inc./GA	453,632	8,564,572
Westamerica Bancorp.	154,787	6,688,346
Wilshire Bancorp Inc.	710,829	7,086,965
Wintrust Financial Corp.	475,439	22,668,932

		333,873,370
BIOTECHNOLOGY — 0.40%
Acorda Therapeutics Inc.[a]	158,096	5,261,435
Emergent BioSolutions Inc.[a,b]	95,022	2,732,833
Momenta Pharmaceuticals Inc.[a,b]	256,491	3,898,663
Spectrum Pharmaceuticals Inc.[a,b]	343,464	2,084,826

		13,977,757
BUILDING PRODUCTS — 1.18%
American Woodmark Corp.[a]	41,901	2,293,242
Gibraltar Industries Inc.[a]	292,537	4,800,532
Griffon Corp.	422,372	7,361,944
Quanex Building Products Corp.	341,048	6,732,288
Simpson Manufacturing Co. Inc.	227,674	8,508,177
Universal Forest Products Inc.	201,226	11,164,018

		40,860,201
CAPITAL MARKETS — 1.84%
Calamos Asset Management Inc. Class A	172,718	2,323,057
Evercore Partners Inc. Class A	174,507	9,015,032
Financial Engines Inc.	203,596	8,516,421
FXCM Inc. Class Ab	421,487	897,767
Greenhill & Co. Inc.	131,610	5,218,336
Interactive Brokers Group Inc. Class A	587,565	19,988,961
Investment Technology Group Inc.[a]	349,846	10,603,832
Piper Jaffray Companies[a]	78,758	4,131,645
Virtus Investment Partners Inc.	26,087	3,411,397

		64,106,448
CHEMICALS — 3.24%
A Schulman Inc.	293,069	14,125,926
American Vanguard Corp.	254,882	2,706,847
Calgon Carbon Corp.	292,314	6,159,056
FutureFuel Corp.	224,714	2,307,813
Hawkins Inc.	95,661	3,634,161
HB Fuller Co.	293,827	12,596,363
Innophos Holdings Inc.	118,958	6,704,473
Intrepid Potash Inc.[a,b]	566,291	6,540,661
Koppers Holdings Inc.	205,148	4,037,313
Kraton Performance Polymers Inc.[a]	317,233	6,411,279
LSB Industries Inc.[a,b]	196,348	8,115,063
OM Group Inc.	304,508	9,144,375
Quaker Chemical Corp.	76,334	6,537,244
Rayonier Advanced Materials Inc.	430,424	6,413,317
Stepan Co.	192,974	8,039,297
Tredegar Corp.	256,412	5,156,445
Zep Inc.	230,956	3,933,181

		112,562,814
COMMERCIAL SERVICES & SUPPLIES — 3.71%
ABM Industries Inc.	523,069	16,664,978
Brady Corp. Class A	480,305	13,587,829
Brink’s Co. (The)[b]	489,098	13,513,778
G&K Services Inc. Class A	102,512	7,435,195
Interface Inc.	670,227	13,927,317
Matthews International Corp. Class A	155,244	7,996,618

28

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2015

Security	Shares	Value

Mobile Mini Inc.	223,219	$9,518,058
Tetra Tech Inc.	620,885	14,913,658
UniFirst Corp./MA	83,678	9,848,064
United Stationers Inc.	388,305	15,916,622
Viad Corp.	201,301	5,600,194

		128,922,311
COMMUNICATIONS EQUIPMENT — 1.24%
ADTRAN Inc.	538,106	10,046,439
Black Box Corp.	154,470	3,233,057
CalAmp Corp.[a,b]	127,437	2,063,205
Comtech Telecommunications Corp.	88,664	2,566,823
Digi International Inc.[a]	243,171	2,426,847
Harmonic Inc.[a]	892,547	6,613,773
Ixia[a,b]	385,426	4,675,217
NETGEAR Inc.[a]	349,559	11,493,500

		43,118,861
CONSTRUCTION & ENGINEERING — 1.53%
Aegion Corp.[a]	374,654	6,762,505
Comfort Systems USA Inc.	373,280	7,853,811
Dycom Industries Inc.[a,b]	160,592	7,843,313
EMCOR Group Inc.	633,297	29,429,312
Orion Marine Group Inc.[a]	154,223	1,366,416

		53,255,357
CONSUMER FINANCE — 0.79%
Cash America International Inc.	289,732	6,750,755
Encore Capital Group Inc.[a,b]	106,132	4,414,030
Ezcorp Inc. Class Aa,b	488,997	4,464,543
First Cash Financial Services Inc.[a,b]	105,630	4,913,907
Green Dot Corp. Class Aa,b	242,012	3,852,831
World Acceptance Corp.[a,b]	39,980	2,915,342

		27,311,408
CONTAINERS & PACKAGING — 0.13%
Myers Industries Inc.	251,117	4,402,081

		4,402,081
DISTRIBUTORS — 0.05%
VOXX International Corp.[a,b]	198,693	1,820,028

		1,820,028
DIVERSIFIED CONSUMER SERVICES — 0.53%
American Public Education Inc.[a]	100,770	3,021,085
Capella Education Co.	44,924	2,914,669
Career Education Corp.[a,b]	606,943	3,052,923
Regis Corp.[a]	448,564	7,338,507
Universal Technical Institute Inc.	218,760	2,100,096

		18,427,280
DIVERSIFIED FINANCIAL SERVICES — 0.30%
MarketAxess Holdings Inc.	123,991	10,278,854

		10,278,854
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.64%
8x8 Inc.[a,b]	496,193	4,168,021
Atlantic Tele-Network Inc.	100,573	6,961,663
Cincinnati Bell Inc.[a]	881,255	3,110,830
Iridium Communications Inc.[a,b]	513,984	4,990,785

Security	Shares	Value

Lumos Networks Corp.	206,698	$3,154,212

		22,385,511
ELECTRIC UTILITIES — 1.93%
ALLETE Inc.	421,927	22,260,869
El Paso Electric Co.	406,320	15,700,205
UIL Holdings Corp.	568,575	29,236,126

		67,197,200
ELECTRICAL EQUIPMENT — 1.64%
Encore Wire Corp.	188,087	7,124,735
EnerSys	444,224	28,536,950
Franklin Electric Co. Inc.	217,897	8,310,592
General Cable Corp.	491,655	8,471,216
Powell Industries Inc.	93,458	3,156,077
Vicor Corp.[a]	87,242	1,326,078

		56,925,648
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.44%
Agilysys Inc.[a,b]	85,287	839,224
Anixter International Inc.[a]	274,141	20,870,354
Badger Meter Inc.	49,105	2,943,354
Benchmark Electronics Inc.[a]	530,230	12,741,427
Checkpoint Systems Inc.	422,330	4,569,611
Coherent Inc.[a]	249,037	16,177,443
CTS Corp.	335,348	6,032,911
Daktronics Inc.	395,341	4,273,636
Electro Scientific Industries Inc.	188,806	1,166,821
Fabrinet[a]	299,320	5,684,087
FARO Technologies Inc.[a,b]	66,068	4,104,805
II-VI Inc.[a]	522,360	9,642,766
Insight Enterprises Inc.[a]	400,296	11,416,442
Littelfuse Inc.	84,106	8,359,295
Mercury Systems Inc.[a]	325,608	5,063,204
MTS Systems Corp.	71,027	5,373,193
Newport Corp.[a]	398,997	7,604,883
OSI Systems Inc.[a,b]	95,331	7,079,280
Park Electrochemical Corp.	117,375	2,530,605
Plexus Corp.[a,b]	338,903	13,817,075
Rofin-Sinar Technologies Inc.[a,b]	283,061	6,858,568
Rogers Corp.[a,b]	96,334	7,919,618
Sanmina Corp.[a]	835,848	20,219,163
ScanSource Inc.[a,b]	288,586	11,731,021
SYNNEX Corp.	281,945	21,780,251
TTM Technologies Inc.[a,b]	538,575	4,852,561

		223,651,598
ENERGY EQUIPMENT & SERVICES — 3.24%
Basic Energy Services Inc.[a,b]	339,839	2,355,084
Bristow Group Inc.	349,224	19,015,247
C&J Energy Services Ltd.[a]	460,852	5,129,283
CARBO Ceramics Inc.[b]	198,769	6,064,442
Era Group Inc.[a]	103,215	2,151,001
Exterran Holdings Inc.	691,997	23,230,339
Geospace Technologies Corp.[a,b]	132,297	2,184,224
Gulf Island Fabrication Inc.	135,296	2,010,499
Gulfmark Offshore Inc. Class A	252,959	3,298,585
Hornbeck Offshore Services Inc.[a,b]	318,651	5,993,825
ION Geophysical Corp.[a]	1,292,455	2,804,627
Matrix Service Co.[a]	267,839	4,703,253
Newpark Resources Inc.[a,b]	846,956	7,715,769
Paragon Offshore PLC[b]	855,006	1,111,508
Pioneer Energy Services Corp.[a]	644,103	3,491,038
SEACOR Holdings Inc.[a,b]	173,565	12,092,274
Tesco Corp.	363,907	4,137,623

29

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2015

Security	Shares	Value

TETRA Technologies Inc.[a]	798,730	$4,936,151

		112,424,772
FOOD & STAPLES RETAILING — 1.68%
Andersons Inc. (The)	268,874	11,123,317
Casey’s General Stores Inc.	390,744	35,206,035
SpartanNash Co.	380,802	12,018,111

		58,347,463
FOOD PRODUCTS — 1.29%
B&G Foods Inc.	253,073	7,447,938
Darling Ingredients Inc.[a,b]	1,655,735	23,196,847
Diamond Foods Inc.[a]	137,599	4,481,600
Sanderson Farms Inc.[b]	93,337	7,434,292
Seneca Foods Corp. Class Aa	71,786	2,139,941

		44,700,618
GAS UTILITIES — 3.19%
Laclede Group Inc. (The)	435,168	22,289,305
New Jersey Resources Corp.	447,266	13,892,082
Northwest Natural Gas Co.	274,934	13,183,085
Piedmont Natural Gas Co. Inc.	428,356	15,810,620
South Jersey Industries Inc.	341,975	18,562,403
Southwest Gas Corp.	468,910	27,276,495

		111,013,990
HEALTH CARE EQUIPMENT & SUPPLIES — 3.54%
Analogic Corp.	124,932	11,356,319
AngioDynamics Inc.[a,b]	258,385	4,596,669
CONMED Corp.	158,266	7,990,850
CryoLife Inc.	124,014	1,286,025
Cyberonics Inc.[a]	102,234	6,637,031
Greatbatch Inc.[a,b]	99,251	5,741,670
Haemonetics Corp.[a,b]	264,100	11,863,372
ICU Medical Inc.[a,b]	52,436	4,883,889
Integra LifeSciences Holdings Corp.[a,b]	129,204	7,965,427
Invacare Corp.	293,179	5,690,604
Masimo Corp.[a,b]	192,329	6,343,011
Meridian Bioscience Inc.[b]	231,092	4,409,235
Merit Medical Systems Inc.[a,b]	439,055	8,451,809
Neogen Corp.[a,b]	137,808	6,439,768
NuVasive Inc.[a]	198,669	9,136,787
SurModics Inc.[a]	53,066	1,381,308
Vascular Solutions Inc.[a,b]	36,124	1,095,280
West Pharmaceutical Services Inc.	294,464	17,729,678

		122,998,732
HEALTH CARE PROVIDERS & SERVICES — 3.50%
Aceto Corp.	145,904	3,209,888
Air Methods Corp.[a,b]	154,643	7,204,817
Almost Family Inc.[a]	79,556	3,556,949
Amedisys Inc.[a,b]	172,103	4,608,918
AmSurg Corp.[a]	181,541	11,168,402
Bio-Reference Laboratories Inc.[a,b]	112,297	3,957,346
CorVel Corp.[a,b]	44,407	1,528,045
Cross Country Healthcare Inc.[a,b]	149,302	1,770,722
Hanger Inc.[a,b]	354,289	8,038,817
Healthways Inc.[a,b]	357,127	7,035,402
IPC Healthcare Inc.[a,b]	173,868	8,109,204
Kindred Healthcare Inc.	798,482	18,995,887
Landauer Inc.	46,477	1,633,202
LHC Group Inc.[a]	122,932	4,060,444
Magellan Health Inc.[a]	267,911	18,973,457

Security	Shares	Value

PharMerica Corp.[a,b]	302,607	$8,530,491
Providence Service Corp. (The)[a,b]	55,820	2,965,158
Select Medical Holdings Corp.	429,962	6,376,337

		121,723,486
HEALTH CARE TECHNOLOGY — 0.63%
Computer Programs & Systems Inc.	44,298	2,403,609
MedAssets Inc.[a,b]	267,224	5,029,156
Medidata Solutions Inc.[a,b]	208,204	10,210,324
Quality Systems Inc.	270,648	4,324,955

		21,968,044
HOTELS, RESTAURANTS & LEISURE — 2.22%
Biglari Holdings Inc.[a,b]	17,207	7,125,419
Bob Evans Farms Inc./DE	140,302	6,490,370
Boyd Gaming Corp.[a,b]	792,454	11,252,847
Cracker Barrel Old Country Store Inc.	98,770	15,026,868
DineEquity Inc.	78,655	8,416,871
Interval Leisure Group Inc.	185,426	4,860,015
Marcus Corp. (The)	185,606	3,951,552
Monarch Casino & Resort Inc.[a]	55,792	1,067,859
Red Robin Gourmet Burgers Inc.[a,b]	141,412	12,302,844
Ruby Tuesday Inc.[a,b]	625,673	3,760,295
Ruth’s Hospitality Group Inc.	192,592	3,058,361

		77,313,301
HOUSEHOLD DURABLES — 0.93%
Ethan Allen Interiors Inc.	261,224	7,220,231
iRobot Corp.[a,b]	140,287	4,577,565
La-Z-Boy Inc.	515,429	14,488,709
M/I Homes Inc.[a,b]	247,332	5,896,395

		32,182,900
HOUSEHOLD PRODUCTS — 0.26%
Central Garden and Pet Co. Class Aa	427,285	4,537,767
WD-40 Co.	51,323	4,544,138

		9,081,905
INSURANCE — 4.21%
American Equity Investment Life Holding Co.	410,273	11,951,253
AMERISAFE Inc.	93,009	4,301,666
eHealth Inc.[a]	93,234	874,535
Employers Holdings Inc.	316,084	8,531,107
Horace Mann Educators Corp.	413,709	14,148,848
Infinity Property & Casualty Corp.	115,449	9,472,590
Meadowbrook Insurance Group Inc.	469,795	3,993,258
Montpelier Re Holdings Ltd.	171,358	6,587,002
Navigators Group Inc. (The)[a]	109,460	8,520,366
ProAssurance Corp.	561,133	25,761,616
RLI Corp.	216,674	11,355,884
Safety Insurance Group Inc.	126,480	7,557,180
Selective Insurance Group Inc.	571,334	16,597,253
Stewart Information Services Corp.	222,174	9,029,151
United Fire Group Inc.	211,290	6,712,683
United Insurance Holdings Corp.	46,924	1,055,790

		146,450,182
INTERNET & CATALOG RETAIL — 0.30%
Blue Nile Inc.[a,b]	57,393	1,827,393
FTD Companies Inc.[a,b]	72,805	2,179,782
NutriSystem Inc.	156,933	3,135,521

30

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2015

Security	Shares	Value

PetMed Express Inc.[b]	204,385	$3,376,440

		10,519,136
INTERNET SOFTWARE & SERVICES — 0.77%
Blucora Inc.[a,b]	413,794	5,652,426
Liquidity Services Inc.[a,b]	248,543	2,455,605
LivePerson Inc.[a]	168,537	1,724,976
Monster Worldwide Inc.[a,b]	911,843	5,781,085
NIC Inc.	226,145	3,995,982
Perficient Inc.[a,b]	178,107	3,685,034
QuinStreet Inc.[a]	251,641	1,497,264
XO Group Inc.[a]	109,564	1,935,996

		26,728,368
IT SERVICES — 1.99%
CACI International Inc. Class Aa,b	242,847	21,836,802
CIBER Inc.[a]	715,579	2,948,185
CSG Systems International Inc.	345,671	10,504,942
ExlService Holdings Inc.[a]	123,205	4,583,226
Forrester Research Inc.	38,821	1,427,836
Heartland Payment Systems Inc.	116,968	5,479,951
ManTech International Corp./VA Class A	237,074	8,046,292
Sykes Enterprises Inc.[a]	391,433	9,727,110
TeleTech Holdings Inc.	175,113	4,456,626

		69,010,970
LEISURE PRODUCTS — 0.48%
Arctic Cat Inc.	130,446	4,737,799
Callaway Golf Co.	778,535	7,419,439
Sturm Ruger & Co. Inc.[b]	92,448	4,588,194

		16,745,432
LIFE SCIENCES TOOLS & SERVICES — 0.07%
Luminex Corp.[a]	161,933	2,590,928

		2,590,928
MACHINERY — 3.80%
Actuant Corp. Class A	621,068	14,744,154
Albany International Corp. Class A	164,265	6,529,534
Astec Industries Inc.	188,698	8,091,370
Barnes Group Inc.	494,064	20,004,651
Briggs & Stratton Corp.[b]	453,141	9,307,516
CIRCOR International Inc.	177,589	9,714,118
EnPro Industries Inc.	124,175	8,189,341
ESCO Technologies Inc.	149,904	5,843,258
Federal Signal Corp.	309,292	4,883,721
John Bean Technologies Corp.	167,787	5,993,352
Lindsay Corp.[b]	45,916	3,501,095
Mueller Industries Inc.	332,448	12,011,346
Standex International Corp.	46,173	3,792,189
Tennant Co.	85,434	5,584,821
Titan International Inc.	542,138	5,074,412
Watts Water Technologies Inc. Class A	156,947	8,636,793

		131,901,671
MEDIA — 0.46%
Harte-Hanks Inc.	427,987	3,338,299
Scholastic Corp.	269,686	11,040,945
Sizmek Inc.[a,b]	225,085	1,634,117

		16,013,361

Security	Shares	Value

METALS & MINING — 2.10%
AK Steel Holding Corp.[a,b]	1,785,884	$7,982,901
AM Castle & Co.[a,b]	176,543	644,382
Gerber Scientific Inc. Escrow[a]	177,368	1,774
Globe Specialty Metals Inc.	335,023	6,338,635
Haynes International Inc.	125,501	5,598,600
Kaiser Aluminum Corp.	177,291	13,631,905
Materion Corp.	202,221	7,771,353
Olympic Steel Inc.	92,425	1,244,040
RTI International Metals Inc.[a]	309,025	11,097,088
Stillwater Mining Co.[a,b]	678,768	8,769,682
SunCoke Energy Inc.	667,687	9,975,244

		73,055,604
MULTI-UTILITIES — 0.95%
Avista Corp.	576,325	19,698,789
NorthWestern Corp.	246,289	13,247,885

		32,946,674
MULTILINE RETAIL — 0.17%
Fred’s Inc. Class A	347,657	5,941,458

		5,941,458
OIL, GAS & CONSUMABLE FUELS — 2.06%
Approach Resources Inc.[a,b]	196,424	1,294,434
Arch Coal Inc.[a,b]	2,151,888	2,151,673
Bill Barrett Corp.[a,b]	496,067	4,117,356
Bonanza Creek Energy Inc.[a]	157,801	3,891,373
Cloud Peak Energy Inc.[a,b]	610,952	3,555,741
Comstock Resources Inc.[b]	439,687	1,569,683
Contango Oil & Gas Co.[a,b]	158,166	3,479,652
Green Plains Inc.	343,549	9,808,324
Northern Oil and Gas Inc.[a,b]	572,904	4,417,090
PDC Energy Inc.[a,b]	396,104	21,405,460
Penn Virginia Corp.[a,b]	721,774	4,677,095
Rex Energy Corp.[a,b]	502,853	1,870,613
Stone Energy Corp.[a,b]	563,035	8,265,354
Swift Energy Co.[a,b]	444,616	960,370

		71,464,218
PAPER & FOREST PRODUCTS — 1.26%
Boise Cascade Co.[a]	202,736	7,594,491
Clearwater Paper Corp.[a,b]	105,884	6,914,225
PH Glatfelter Co.	433,949	11,946,616
Schweitzer-Mauduit International Inc.	307,278	14,171,661
Wausau Paper Corp.	330,612	3,150,732

		43,777,725
PERSONAL PRODUCTS — 0.20%
Inter Parfums Inc.	171,621	5,598,277
Medifast Inc.[a]	50,110	1,501,797

		7,100,074
PHARMACEUTICALS — 0.35%
ANI Pharmaceuticals Inc.[a,b]	26,189	1,638,122
Medicines Co. (The)[a,b]	381,312	10,684,362

		12,322,484
PROFESSIONAL SERVICES — 1.97%
CDI Corp.	146,852	2,063,271

31

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2015

Security	Shares	Value

Exponent Inc.	50,696	$4,506,874
Heidrick & Struggles International Inc.	164,306	4,038,641
Insperity Inc.	226,671	11,852,627
Kelly Services Inc. Class A	300,577	5,242,063
Korn/Ferry International	268,878	8,838,020
Navigant Consulting Inc.[a,b]	484,204	6,275,284
Resources Connection Inc.	379,059	6,633,533
TrueBlue Inc.[a]	418,310	10,185,848
WageWorks Inc.[a]	166,468	8,877,738

		68,513,899
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.54%
Acadia Realty Trust[b]	260,675	9,092,344
Agree Realty Corp.[b]	87,275	2,877,457
Aviv REIT Inc.	105,919	3,866,043
Capstead Mortgage Corp.[b]	964,763	11,355,260
Cedar Realty Trust Inc.	225,053	1,685,647
EastGroup Properties Inc.[b]	115,525	6,947,673
EPR Properties[b]	269,956	16,205,459
Franklin Street Properties Corp.	458,733	5,880,957
GEO Group Inc. (The)	328,705	14,377,557
Getty Realty Corp.	261,261	4,754,950
Government Properties Income Trust[b]	681,820	15,579,587
Kite Realty Group Trust[b]	839,410	23,646,180
Lexington Realty Trust[b]	808,018	7,942,817
LTC Properties Inc.[b]	139,250	6,405,500
Parkway Properties Inc./Md	373,680	6,483,348
Pennsylvania REIT[b]	263,664	6,124,915
PS Business Parks Inc.[b]	76,255	6,332,215
Summit Hotel Properties Inc.	415,451	5,845,396
Urstadt Biddle Properties Inc. Class A	110,150	2,540,059

		157,943,364
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
Forestar Group Inc.[a,b]	338,521	5,338,476

		5,338,476
ROAD & RAIL — 0.38%
Celadon Group Inc.	221,837	6,038,403
Roadrunner Transportation Systems Inc.[a,b]	279,146	7,054,020

		13,092,423
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.22%
Advanced Energy Industries Inc.[a,b]	385,118	9,882,128
Brooks Automation Inc.	677,291	7,876,894
Cabot Microelectronics Corp.[a]	126,438	6,318,107
CEVA Inc.[a,b]	106,411	2,268,683
Cirrus Logic Inc.[a,b]	258,993	8,614,107
Cohu Inc.	258,458	2,827,531
Diodes Inc.[a]	136,409	3,895,841
DSP Group Inc.[a]	103,201	1,236,348
Entropic Communications Inc.[a,b]	654,631	1,937,708
Exar Corp.[a,b]	266,090	2,674,205
Kopin Corp.[a,b]	369,385	1,300,235
Kulicke & Soffa Industries Inc.[a]	773,032	12,082,490
Micrel Inc.	161,287	2,432,208
Microsemi Corp.[a,b]	382,383	13,536,358
MKS Instruments Inc.	299,611	10,129,848
Nanometrics Inc.[a,b]	151,315	2,545,118
Pericom Semiconductor Corp.	91,155	1,410,168
Power Integrations Inc.	141,764	7,383,069
Rudolph Technologies Inc.[a,b]	324,964	3,581,103

Security	Shares	Value

Ultratech Inc.[a]	184,845	$3,205,212
Veeco Instruments Inc.[a]	223,214	6,819,188

		111,956,549
SOFTWARE — 0.87%
Bottomline Technologies de Inc.[a,b]	201,554	5,516,533
Ebix Inc.[b]	158,734	4,822,339
Epiq Systems Inc.	135,259	2,425,194
Interactive Intelligence Group Inc.[a]	78,015	3,212,658
Monotype Imaging Holdings Inc.	154,065	5,028,681
Progress Software Corp.[a]	229,049	6,223,261
Tangoe Inc.[a,b]	211,566	2,919,611

		30,148,277
SPECIALTY RETAIL — 5.19%
Aeropostale Inc.[a]	801,247	2,780,327
Barnes & Noble Inc.[a,b]	456,793	10,848,834
Big 5 Sporting Goods Corp.	184,282	2,445,422
Brown Shoe Co. Inc.	245,937	8,066,734
Buckle Inc. (The)[b]	140,705	7,188,618
Cato Corp. (The) Class A	126,898	5,025,161
Children’s Place Inc. (The)	213,280	13,690,443
Christopher & Banks Corp.[a,b]	203,117	1,129,330
Finish Line Inc. (The) Class A	235,003	5,762,274
Genesco Inc.[a,b]	241,865	17,228,044
Group 1 Automotive Inc.	109,508	9,453,826
Haverty Furniture Companies Inc.	208,193	5,179,842
Hibbett Sports Inc.[a,b]	137,936	6,767,140
Kirkland’s Inc.[a,b]	148,016	3,515,380
Lithia Motors Inc. Class A	110,182	10,953,193
Lumber Liquidators Holdings Inc.[a,b]	124,704	3,838,389
MarineMax Inc.[a,b]	114,599	3,038,019
Men’s Wearhouse Inc. (The)	459,351	23,978,122
Monro Muffler Brake Inc.	124,231	8,081,226
Pep Boys-Manny Moe & Jack (The)[a]	536,972	5,165,671
Sonic Automotive Inc. Class A	333,373	8,300,988
Stage Stores Inc.	318,481	7,299,584
Stein Mart Inc.	286,019	3,560,937
Vitamin Shoppe Inc.[a,b]	171,209	7,052,099

		180,349,603
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.37%
QLogic Corp.[a]	879,516	12,964,066

		12,964,066
TEXTILES, APPAREL & LUXURY GOODS — 1.11%
Crocs Inc.[a,b]	783,737	9,255,934
Movado Group Inc.	182,830	5,214,312
Oxford Industries Inc.	73,076	5,513,584
Perry Ellis International Inc.[a]	121,601	2,816,279
Quiksilver Inc.[a,b]	1,247,987	2,308,776
Steven Madden Ltd.[a]	214,390	8,146,820
Unifi Inc.[a]	144,915	5,229,982

		38,485,687
THRIFTS & MORTGAGE FINANCE — 1.45%
Astoria Financial Corp.	885,571	11,468,144
Brookline Bancorp Inc.	360,892	3,626,965
Dime Community Bancshares Inc.	302,952	4,877,527
Northwest Bancshares Inc.	953,757	11,302,020
Oritani Financial Corp.	177,425	2,581,534
Provident Financial Services Inc.	541,044	10,090,471
TrustCo Bank Corp. NY	957,094	6,584,807
		50,531,468

32

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2015

Security	Shares	Value

TOBACCO — 0.31%
Universal Corp./VA	227,758	$10,741,067

		10,741,067
TRADING COMPANIES & DISTRIBUTORS — 1.14%
Applied Industrial Technologies Inc.	413,104	18,730,135
DXP Enterprises Inc.[a]	129,832	5,724,293
Kaman Corp.	272,599	11,566,376
Veritiv Corp.[a]	82,291	3,631,502

		39,652,306
WATER UTILITIES — 0.17%
American States Water Co.	150,096	5,987,329

		5,987,329
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Spok Holdings Inc.	217,020	4,160,273

		4,160,273

TOTAL COMMON STOCKS (Cost: $3,175,349,852)		3,469,731,625

SHORT-TERM INVESTMENTS — 7.51%

MONEY MARKET FUNDS — 7.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	244,497,578	244,497,578
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	14,124,727	14,124,727
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	2,194,849	2,194,849

		260,817,154

TOTAL SHORT-TERM INVESTMENTS (Cost: $260,817,154)		260,817,154

TOTAL INVESTMENTS IN SECURITIES — 107.34% (Cost: $3,436,167,006)		3,730,548,779
Other Assets, Less Liabilities — (7.34)%		(254,953,682)

NET ASSETS — 100.00%		$3,475,595,097

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	44	Jun. 2015	ICE Market Equity	$5,495,160	$124,564

See notes to financial statements.

33

Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.75%
Boeing Co. (The)	2,455,388	$368,504,631
General Dynamics Corp.	1,181,145	160,316,810
Honeywell International Inc.	2,933,591	306,002,877
L-3 Communications Holdings Inc.	309,344	38,912,382
Lockheed Martin Corp.	1,005,453	204,066,741
Northrop Grumman Corp.	743,680	119,702,733
Precision Castparts Corp.	531,385	111,590,850
Raytheon Co.	1,151,927	125,848,025
Rockwell Collins Inc.	498,795	48,158,657
Textron Inc.	1,037,686	46,000,620
United Technologies Corp.	3,097,380	363,012,936

		1,892,117,262
AIR FREIGHT & LOGISTICS — 0.71%
CH Robinson Worldwide Inc.	548,501	40,161,243
Expeditors International of Washington Inc.	718,770	34,630,339
FedEx Corp.	987,593	163,397,262
United Parcel Service Inc. Class B	2,604,848	252,513,965

		490,702,809
AIRLINES — 0.57%
American Airlines Group Inc.	2,688,494	141,898,713
Delta Air Lines Inc.	3,089,585	138,907,742
Southwest Airlines Co.	2,533,810	112,247,783

		393,054,238
AUTO COMPONENTS — 0.42%
BorgWarner Inc.	848,766	51,333,368
Delphi Automotive PLC	1,088,049	86,761,027
Goodyear Tire & Rubber Co. (The)	1,009,394	27,334,389
Johnson Controls Inc.	2,463,713	124,269,684

		289,698,468
AUTOMOBILES — 0.70%
Ford Motor Co.	14,827,778	239,320,337
General Motors Co.	5,070,267	190,135,013
Harley-Davidson Inc.	792,872	48,159,045

		477,614,395
BANKS — 5.75%
Bank of America Corp.	39,429,516	606,820,251
BB&T Corp.	2,701,763	105,341,739
Citigroup Inc.	11,371,507	585,860,041
Comerica Inc.	668,250	30,158,123
Fifth Third Bancorp	3,054,020	57,568,277
Huntington Bancshares Inc./OH	3,036,347	33,551,634
JPMorgan Chase & Co.	13,974,473	846,573,574
KeyCorp	3,206,087	45,398,192
M&T Bank Corp.	498,202	63,271,654
PNC Financial Services Group Inc. (The)[a]	1,951,672	181,973,897
Regions Financial Corp.	5,033,679	47,568,267

Security	Shares	Value

SunTrust Banks Inc.	1,966,137	$80,788,569
U.S. Bancorp/MN	6,676,297	291,553,890
Wells Fargo & Co.	17,573,726	956,010,695
Zions BanCorp.	759,286	20,500,722

		3,952,939,525
BEVERAGES — 2.14%
Brown-Forman Corp. Class B	584,099	52,773,345
Coca-Cola Co. (The)	14,729,032	597,262,248
Coca-Cola Enterprises Inc.	813,324	35,948,921
Constellation Brands Inc. Class Ab	630,923	73,319,562
Dr. Pepper Snapple Group Inc.	723,294	56,764,113
Molson Coors Brewing Co. Class B	599,210	44,611,184
Monster Beverage Corp.[b,c]	548,054	75,847,933
PepsiCo Inc.	5,556,232	531,286,904

		1,467,814,210
BIOTECHNOLOGY — 3.03%
Alexion Pharmaceuticals Inc.[b]	757,703	131,309,930
Amgen Inc.	2,844,373	454,673,024
Biogen Inc.[b]	879,386	371,311,945
Celgene Corp.[b,c]	3,000,787	345,930,725
Gilead Sciences Inc.[b]	5,582,592	547,819,753
Regeneron Pharmaceuticals Inc.[b,c]	276,522	124,844,152
Vertex Pharmaceuticals Inc.[b]	907,414	107,047,630

		2,082,937,159
BUILDING PRODUCTS — 0.08%
Allegion PLC	359,479	21,989,330
Masco Corp.	1,310,125	34,980,338

		56,969,668
CAPITAL MARKETS — 2.24%
Affiliated Managers Group Inc.[b]	204,643	43,953,224
Ameriprise Financial Inc.	684,105	89,508,298
Bank of New York Mellon Corp. (The)	4,175,143	168,007,754
BlackRock Inc.[a]	475,505	173,958,749
Charles Schwab Corp. (The)	4,324,471	131,636,897
E*TRADE Financial Corp.[b,c]	1,081,967	30,895,568
Franklin Resources Inc.	1,468,401	75,358,339
Goldman Sachs Group Inc. (The)	1,518,507	285,433,761
Invesco Ltd.	1,608,877	63,856,328
Legg Mason Inc.	370,918	20,474,674
Morgan Stanley	5,778,872	206,247,942
Northern Trust Corp.	822,680	57,299,662
State Street Corp.	1,545,340	113,628,850
T Rowe Price Group Inc.	977,283	79,140,377

		1,539,400,423
CHEMICALS — 2.36%
Air Products & Chemicals Inc.	722,842	109,351,538
Airgas Inc.	253,164	26,863,232
CF Industries Holdings Inc.	179,579	50,942,971
Dow Chemical Co. (The)	4,078,960	195,708,501
Eastman Chemical Co.	557,196	38,591,395
Ecolab Inc.	1,009,501	115,466,724
EI du Pont de Nemours & Co.	3,393,697	242,547,525
FMC Corp.	499,418	28,591,680

1

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2015

Security	Shares	Value

International Flavors & Fragrances Inc.	302,658	$35,532,049
LyondellBasell Industries NV Class A	1,484,420	130,332,076
Monsanto Co.	1,811,468	203,862,609
Mosaic Co. (The)	1,165,617	53,688,319
PPG Industries Inc.	509,954	115,015,025
Praxair Inc.	1,082,455	130,695,617
Sherwin-Williams Co. (The)	302,338	86,015,161
Sigma-Aldrich Corp.	447,654	61,888,165

		1,625,092,587
COMMERCIAL SERVICES & SUPPLIES — 0.45%
ADT Corp. (The)[c]	640,932	26,611,497
Cintas Corp.	364,837	29,781,644
Pitney Bowes Inc.	757,825	17,672,479
Republic Services Inc.	939,627	38,111,271
Stericycle Inc.[b,c]	318,633	44,745,632
Tyco International PLC	1,574,468	67,796,592
Waste Management Inc.	1,600,479	86,793,976

		311,513,091
COMMUNICATIONS EQUIPMENT — 1.59%
Cisco Systems Inc.	19,133,630	526,653,166
F5 Networks Inc.[b,c]	270,295	31,067,707
Harris Corp.	390,292	30,739,398
Juniper Networks Inc.	1,357,610	30,654,834
Motorola Solutions Inc.	714,734	47,651,316
QUALCOMM Inc.	6,182,904	428,722,563

		1,095,488,984
CONSTRUCTION & ENGINEERING — 0.11%
Fluor Corp.	554,010	31,667,212
Jacobs Engineering Group Inc.[b,c]	480,049	21,679,013
Quanta Services Inc.[b,c]	791,318	22,576,302

		75,922,527
CONSTRUCTION MATERIALS — 0.11%
Martin Marietta Materials Inc.	231,668	32,387,186
Vulcan Materials Co.	495,183	41,743,927

		74,131,113
CONSUMER FINANCE — 0.79%
American Express Co.	3,285,283	256,646,308
Capital One Financial Corp.	2,067,499	162,960,271
Discover Financial Services	1,676,386	94,464,351
Navient Corp.	1,504,207	30,580,529

		544,651,459
CONTAINERS & PACKAGING — 0.20%
Avery Dennison Corp.	340,152	17,997,442
Ball Corp.	514,821	36,366,955
MeadWestvaco Corp.	627,385	31,287,690
Owens-Illinois Inc.[b]	613,596	14,309,059
Sealed Air Corp.	787,741	35,889,480

		135,850,626

Security	Shares	Value

DISTRIBUTORS — 0.08%
Genuine Parts Co.	572,111	$53,315,024

		53,315,024
DIVERSIFIED CONSUMER SERVICES — 0.05%
H&R Block Inc.	1,031,544	33,081,616

		33,081,616
DIVERSIFIED FINANCIAL SERVICES — 2.07%
Berkshire Hathaway Inc. Class Bb	6,835,552	986,506,865
CME Group Inc./IL	1,188,588	112,571,169
Intercontinental Exchange Inc.	419,843	97,936,777
Leucadia National Corp.	1,181,963	26,345,955
McGraw Hill Financial Inc.	1,025,155	106,001,027
Moody’s Corp.	666,472	69,179,793
NASDAQ OMX Group Inc. (The)	442,202	22,525,770

		1,421,067,356
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.28%
AT&T Inc.	19,453,822	635,167,288
CenturyLink Inc.	2,123,356	73,361,950
Frontier Communications Corp.	3,754,445	26,468,837
Level 3 Communications Inc.[b]	1,074,997	57,877,838
Verizon Communications Inc.	15,575,320	757,427,812
Windstream Holdings Inc.	2,256,669	16,699,351

		1,567,003,076
ELECTRIC UTILITIES — 1.72%
American Electric Power Co. Inc.	1,835,240	103,232,250
Duke Energy Corp.	2,652,080	203,626,703
Edison International	1,221,239	76,290,800
Entergy Corp.	676,508	52,422,605
Eversource Energy	1,187,468	59,990,883
Exelon Corp.	3,222,892	108,321,400
FirstEnergy Corp.	1,578,737	55,350,519
NextEra Energy Inc.	1,662,172	172,948,997
Pepco Holdings Inc.	946,541	25,395,695
Pinnacle West Capital Corp.	414,076	26,397,345
PPL Corp.	2,499,995	84,149,832
Southern Co. (The)	3,410,450	151,014,726
Xcel Energy Inc.	1,896,594	66,020,437

		1,185,162,192
ELECTRICAL EQUIPMENT — 0.54%
AMETEK Inc.	903,612	47,475,775
Eaton Corp. PLC	1,778,926	120,860,232
Emerson Electric Co.	2,568,315	145,417,995
Rockwell Automation Inc.	507,900	58,911,321

		372,665,323
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.44%
Amphenol Corp. Class A	1,162,715	68,518,795
Corning Inc.	4,765,334	108,077,775
FLIR Systems Inc.	524,045	16,392,128

2

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2015

Security	Shares	Value

TE Connectivity Ltd.	1,522,628	$109,050,617

		302,039,315
ENERGY EQUIPMENT & SERVICES — 1.26%
Baker Hughes Inc.	1,630,449	103,663,947
Cameron International Corp.[b]	725,893	32,752,292
Diamond Offshore Drilling Inc.[c]	251,596	6,740,257
Ensco PLC Class A	877,012	18,478,643
FMC Technologies Inc.[b,c]	867,220	32,095,812
Halliburton Co.	3,184,788	139,748,497
Helmerich & Payne Inc.	403,495	27,465,905
National Oilwell Varco Inc.	1,536,566	76,812,934
Noble Corp. PLC	909,500	12,987,660
Schlumberger Ltd.	4,780,142	398,855,049
Transocean Ltd.[c]	1,274,249	18,693,233

		868,294,229
FOOD & STAPLES RETAILING — 2.54%
Costco Wholesale Corp.	1,649,125	249,834,192
CVS Health Corp.	4,217,689	435,307,682
Kroger Co. (The)	1,841,612	141,177,976
Sysco Corp.	2,220,274	83,770,938
Wal-Mart Stores Inc.	5,919,784	486,902,234
Walgreens Boots Alliance Inc.	3,268,375	276,765,995
Whole Foods Market Inc.	1,352,257	70,425,544

		1,744,184,561
FOOD PRODUCTS — 1.66%
Archer-Daniels-Midland Co.	2,377,490	112,693,026
Campbell Soup Co.	665,809	30,993,409
ConAgra Foods Inc.	1,596,490	58,319,780
General Mills Inc.	2,263,010	128,086,366
Hershey Co. (The)	554,586	55,963,273
Hormel Foods Corp.	504,438	28,677,300
JM Smucker Co. (The)	381,089	44,103,430
Kellogg Co.	948,955	62,583,582
Keurig Green Mountain Inc.	454,509	50,782,291
Kraft Foods Group Inc.	2,203,937	191,995,972
McCormick & Co. Inc./MD	480,804	37,074,797
Mead Johnson Nutrition Co.	758,288	76,230,693
Mondelez International Inc. Class A	6,182,638	223,131,405
Tyson Foods Inc. Class A	1,095,188	41,945,700

		1,142,581,024
GAS UTILITIES — 0.03%
AGL Resources Inc.	447,747	22,230,639

		22,230,639
HEALTH CARE EQUIPMENT & SUPPLIES — 2.18%
Abbott Laboratories	5,655,990	262,042,017
Baxter International Inc.	2,033,738	139,311,053
Becton Dickinson and Co.	782,559	112,367,647
Boston Scientific Corp.[b]	4,987,150	88,521,913
CR Bard Inc.	278,360	46,583,546
DENTSPLY International Inc.	525,617	26,748,649
Edwards Lifesciences Corp.[b]	404,224	57,585,751
Intuitive Surgical Inc.[b]	137,187	69,283,551
Medtronic PLC	5,341,453	416,579,919

Security	Shares	Value

St. Jude Medical Inc.	1,054,337	$68,953,640
Stryker Corp.	1,121,529	103,461,050
Varian Medical Systems Inc.[b,c]	375,083	35,291,559
Zimmer Holdings Inc.	636,849	74,842,494

		1,501,572,789
HEALTH CARE PROVIDERS & SERVICES — 2.79%
Aetna Inc.	1,318,263	140,434,557
AmerisourceBergen Corp.	781,986	88,888,349
Anthem Inc.	999,984	154,407,529
Cardinal Health Inc.	1,237,420	111,701,903
Cigna Corp.	968,715	125,390,470
DaVita HealthCare Partners Inc.[b]	647,117	52,597,670
Express Scripts Holding Co.[b]	2,724,582	236,411,980
HCA Holdings Inc.[b,c]	1,103,514	83,017,358
Henry Schein Inc.[b,c]	314,124	43,857,993
Humana Inc.	560,772	99,828,631
Laboratory Corp. of America Holdings[b]	375,962	47,405,049
McKesson Corp.	872,760	197,418,312
Patterson Companies Inc.	321,491	15,685,546
Quest Diagnostics Inc.	540,935	41,570,855
Tenet Healthcare Corp.[b,c]	368,289	18,233,988
UnitedHealth Group Inc.	3,574,656	422,846,058
Universal Health Services Inc. Class B	341,208	40,163,594

		1,919,859,842
HEALTH CARE TECHNOLOGY — 0.12%
Cerner Corp.[b,c]	1,142,869	83,726,583

		83,726,583
HOTELS, RESTAURANTS & LEISURE — 1.72%
Carnival Corp.	1,688,401	80,773,104
Chipotle Mexican Grill Inc.[b]	116,276	75,642,189
Darden Restaurants Inc.	464,806	32,229,648
Marriott International Inc./MD Class A	777,425	62,442,776
McDonald’s Corp.	3,602,483	351,025,944
Royal Caribbean Cruises Ltd.	617,417	50,535,581
Starbucks Corp.	2,810,420	266,146,774
Starwood Hotels & Resorts Worldwide Inc.	643,563	53,737,511
Wyndham Worldwide Corp.	451,900	40,883,393
Wynn Resorts Ltd.	303,882	38,252,666
Yum! Brands Inc.	1,623,432	127,796,567

		1,179,466,153
HOUSEHOLD DURABLES — 0.47%
DR Horton Inc.	1,246,148	35,490,295
Garmin Ltd.	452,184	21,487,784
Harman International Industries Inc.	257,220	34,372,309
Leggett & Platt Inc.	517,832	23,866,877
Lennar Corp. Class A	669,012	34,661,512
Mohawk Industries Inc.[b]	232,620	43,209,165
Newell Rubbermaid Inc.	1,016,194	39,702,699
PulteGroup Inc.	1,242,180	27,613,661
Whirlpool Corp.	292,761	59,155,288

		319,559,590
HOUSEHOLD PRODUCTS — 1.82%
Clorox Co. (The)	491,702	54,278,984

3

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2015

Security	Shares	Value

Colgate-Palmolive Co.	3,195,956	$221,607,589
Kimberly-Clark Corp.	1,369,870	146,726,776
Procter & Gamble Co. (The)	10,122,061	829,401,678

		1,252,015,027
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	2,422,008	31,122,803
NRG Energy Inc.	1,265,610	31,880,716

		63,003,519
INDUSTRIAL CONGLOMERATES — 2.31%
3M Co.	2,379,177	392,445,246
Danaher Corp.	2,301,518	195,398,878
General Electric Co.	37,725,312	935,964,991
Roper Industries Inc.	376,171	64,701,412

		1,588,510,527
INSURANCE — 2.68%
ACE Ltd.	1,226,959	136,793,659
Aflac Inc.	1,645,131	105,304,835
Allstate Corp. (The)	1,560,880	111,087,830
American International Group Inc.	5,144,196	281,850,499
Aon PLC	1,050,459	100,970,119
Assurant Inc.	258,860	15,896,593
Chubb Corp. (The)	865,320	87,483,852
Cincinnati Financial Corp.	553,497	29,490,320
Genworth Financial Inc. Class Ab	1,859,162	13,590,474
Hartford Financial Services Group Inc. (The)	1,577,860	65,986,105
Lincoln National Corp.	961,045	55,221,646
Loews Corp.	1,119,047	45,690,689
Marsh & McLennan Companies Inc.	2,019,496	113,273,531
MetLife Inc.	4,188,433	211,725,288
Principal Financial Group Inc.	1,025,263	52,667,760
Progressive Corp. (The)	2,008,845	54,640,584
Prudential Financial Inc.	1,701,711	136,664,410
Torchmark Corp.	475,968	26,140,162
Travelers Companies Inc. (The)	1,204,574	130,250,587
Unum Group	943,201	31,814,170
XL Group PLC	956,688	35,206,118

		1,841,749,231
INTERNET & CATALOG RETAIL — 1.34%
Amazon.com Inc.[b]	1,427,300	531,098,330
Expedia Inc.	370,467	34,872,059
Netflix Inc.[b,c]	226,767	94,491,541
Priceline Group Inc. (The)[b]	194,680	226,636,722
TripAdvisor Inc.[b,c]	417,875	34,754,664

		921,853,316
INTERNET SOFTWARE & SERVICES — 3.40%
Akamai Technologies Inc.[b,c]	670,337	47,624,092
eBay Inc.[b]	4,127,335	238,064,683
Equinix Inc.	211,853	49,329,971
Facebook Inc. Class Ab	7,868,426	646,902,643
Google Inc. Class Ab	1,070,354	593,725,364
Google Inc. Class Cb	1,072,585	587,776,580
VeriSign Inc.[b,c]	393,910	26,380,153

Security	Shares	Value

Yahoo! Inc.[b]	3,263,203	$145,000,425

		2,334,803,911
IT SERVICES — 3.36%
Accenture PLC Class A	2,354,374	220,581,300
Alliance Data Systems Corp.[b,c]	235,409	69,739,916
Automatic Data Processing Inc.	1,780,991	152,524,069
Cognizant Technology Solutions Corp. Class Ab,c	2,285,005	142,561,462
Computer Sciences Corp.	528,650	34,510,272
Fidelity National Information Services Inc.	1,068,519	72,723,403
Fiserv Inc.[b,c]	894,697	71,038,942
International Business Machines Corp.	3,445,484	553,000,182
MasterCard Inc. Class A	3,658,957	316,097,295
Paychex Inc.	1,225,077	60,782,196
Teradata Corp.[b,c]	543,379	23,984,749
Total System Services Inc.	616,365	23,514,325
Visa Inc. Class Ac	7,271,225	475,610,827
Western Union Co. (The)[c]	1,956,229	40,709,126
Xerox Corp.	3,918,519	50,352,969

		2,307,731,033
LEISURE PRODUCTS — 0.08%
Hasbro Inc.	418,904	26,491,489
Mattel Inc.	1,268,242	28,979,330

		55,470,819
LIFE SCIENCES TOOLS & SERVICES — 0.45%
Agilent Technologies Inc.	1,258,739	52,300,605
PerkinElmer Inc.	424,354	21,701,464
Thermo Fisher Scientific Inc.	1,487,238	199,795,553
Waters Corp.[b]	310,914	38,652,828

		312,450,450
MACHINERY — 1.46%
Caterpillar Inc.	2,272,060	181,832,962
Cummins Inc.	631,301	87,523,571
Deere & Co.	1,272,525	111,587,717
Dover Corp.	611,159	42,243,310
Flowserve Corp.	504,613	28,505,588
Illinois Tool Works Inc.	1,308,487	127,106,427
Ingersoll-Rand PLC	987,017	67,196,117
Joy Global Inc.	365,037	14,302,150
PACCAR Inc.	1,328,834	83,902,579
Pall Corp.	399,750	40,130,903
Parker-Hannifin Corp.	533,967	63,424,600
Pentair PLC	683,866	43,008,333
Snap-on Inc.	217,772	32,025,550
Stanley Black & Decker Inc.	590,017	56,264,021
Xylem Inc./NY	682,393	23,897,403

		1,002,951,231
MEDIA — 3.52%
Cablevision Systems Corp. Class Ac	822,517	15,052,061
CBS Corp. Class B NVS	1,714,802	103,968,445
Comcast Corp. Class A	9,524,450	537,845,692
DIRECTV[b]	1,884,621	160,381,247
Discovery Communications Inc. Class Ab,c	558,689	17,185,274
Discovery Communications Inc. Class Cb,c	1,012,683	29,848,831

4

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2015

Security	Shares	Value

Gannett Co. Inc.	849,900	$31,514,292
Interpublic Group of Companies Inc. (The)	1,545,365	34,183,474
News Corp. Class Ab	1,871,244	29,958,617
Omnicom Group Inc.	924,789	72,115,046
Scripps Networks Interactive Inc. Class A	364,831	25,012,813
Time Warner Cable Inc.	1,052,882	157,805,954
Time Warner Inc.	3,112,982	262,860,200
Twenty-First Century Fox Inc. Class A	6,853,554	231,924,267
Viacom Inc. Class B	1,368,818	93,490,269
Walt Disney Co. (The)	5,860,687	614,727,460

		2,417,873,942
METALS & MINING — 0.35%
Alcoa Inc.	4,581,402	59,191,714
Allegheny Technologies Inc.	406,150	12,188,561
Freeport-McMoRan Inc.	3,897,733	73,862,040
Newmont Mining Corp.	1,871,037	40,620,213
Nucor Corp.	1,195,901	56,841,175

		242,703,703
MULTI-UTILITIES — 1.19%
Ameren Corp.	910,410	38,419,302
CenterPoint Energy Inc.	1,610,706	32,874,509
CMS Energy Corp.	1,032,543	36,046,076
Consolidated Edison Inc.	1,097,846	66,968,606
Dominion Resources Inc./VA	2,204,491	156,232,277
DTE Energy Co.	664,319	53,603,900
Integrys Energy Group Inc.	297,896	21,454,470
NiSource Inc.	1,185,278	52,341,876
PG&E Corp.	1,785,682	94,766,144
Public Service Enterprise Group Inc.	1,897,311	79,535,277
SCANA Corp.	535,395	29,441,371
Sempra Energy	867,887	94,617,041
TECO Energy Inc.	881,474	17,100,596
Wisconsin Energy Corp.	845,905	41,872,298

		815,273,743
MULTILINE RETAIL — 0.81%
Dollar General Corp.[b]	1,137,333	85,732,162
Dollar Tree Inc.[b]	770,856	62,551,110
Family Dollar Stores Inc.	360,086	28,533,215
Kohl’s Corp.	757,202	59,251,056
Macy’s Inc.	1,276,669	82,868,585
Nordstrom Inc.	526,977	42,326,793
Target Corp.	2,387,493	195,941,550

		557,204,471
OIL, GAS & CONSUMABLE FUELS — 6.76%
Anadarko Petroleum Corp.	1,899,052	157,260,496
Apache Corp.	1,412,444	85,212,747
Cabot Oil & Gas Corp.	1,549,700	45,762,641
Chesapeake Energy Corp.	1,939,477	27,462,994
Chevron Corp.	7,047,294	739,824,924
Cimarex Energy Co.	328,319	37,786,234
ConocoPhillips	4,615,793	287,379,272
CONSOL Energy Inc.	861,996	24,041,068
Devon Energy Corp.	1,448,469	87,357,165
EOG Resources Inc.	2,055,702	188,487,316
EQT Corp.	569,353	47,182,283

Security	Shares	Value

Exxon Mobil Corp.	15,722,535	$1,336,415,475
Hess Corp.	910,694	61,808,802
Kinder Morgan Inc./DE	6,387,134	268,642,856
Marathon Oil Corp.	2,529,912	66,056,002
Marathon Petroleum Corp.	1,023,516	104,797,803
Murphy Oil Corp.	625,013	29,125,606
Newfield Exploration Co.[b]	601,267	21,098,459
Noble Energy Inc.	1,449,692	70,889,939
Occidental Petroleum Corp.	2,888,201	210,838,673
ONEOK Inc.	781,179	37,684,075
Phillips 66	2,037,165	160,121,169
Pioneer Natural Resources Co.	558,362	91,297,771
QEP Resources Inc.	607,080	12,657,618
Range Resources Corp.	621,243	32,329,486
Southwestern Energy Co.[b,c]	1,440,711	33,410,088
Spectra Energy Corp.	2,515,445	90,983,646
Tesoro Corp.	468,174	42,739,605
Valero Energy Corp.	1,929,935	122,782,465
Williams Companies Inc. (The)	2,522,982	127,637,659

		4,649,074,337
PAPER & FOREST PRODUCTS — 0.13%
International Paper Co.	1,584,948	87,948,764

		87,948,764
PERSONAL PRODUCTS — 0.10%
Estee Lauder Companies Inc. (The) Class A	836,109	69,530,824

		69,530,824
PHARMACEUTICALS — 6.32%
AbbVie Inc.	5,974,236	349,731,775
Actavis PLC[b]	1,463,611	435,599,906
Bristol-Myers Squibb Co.	6,229,972	401,833,194
Eli Lilly & Co.	3,664,907	266,255,494
Endo International PLC[b]	665,365	59,683,241
Hospira Inc.[b]	642,512	56,438,254
Johnson & Johnson	10,421,831	1,048,436,199
Mallinckrodt PLC[b]	436,616	55,297,416
Merck & Co. Inc.	10,638,138	611,480,172
Mylan NVb,c	1,397,707	82,953,910
Perrigo Co. PLC	527,740	87,367,357
Pfizer Inc.	22,972,200	799,202,838
Zoetis Inc.	1,877,098	86,890,866

		4,341,170,622
PROFESSIONAL SERVICES — 0.21%
Dun & Bradstreet Corp. (The)	134,447	17,257,617
Equifax Inc.	447,884	41,653,212
Nielsen NV	1,182,886	52,721,229
Robert Half International Inc.	506,570	30,657,616

		142,289,674
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.54%
American Tower Corp.	1,583,861	149,120,513
Apartment Investment & Management Co. Class A	584,935	23,023,042
AvalonBay Communities Inc.	494,961	86,246,954
Boston Properties Inc.	574,194	80,662,773
Crown Castle International Corp.	1,251,388	103,289,566

5

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2015

Security	Shares	Value

Equity Residential	1,363,614	$106,170,986
Essex Property Trust Inc.[c]	244,115	56,122,038
General Growth Properties Inc.	2,355,021	69,590,871
HCP Inc.[c]	1,727,085	74,627,343
Health Care REIT Inc.[c]	1,309,883	101,332,549
Host Hotels & Resorts Inc.[c]	2,839,447	57,300,040
Iron Mountain Inc.[c]	700,133	25,540,852
Kimco Realty Corp.[c]	1,546,510	41,523,794
Macerich Co. (The)	527,631	44,495,122
Plum Creek Timber Co. Inc.[c]	659,468	28,653,885
Prologis Inc.	1,919,647	83,619,823
Public Storage	544,099	107,263,677
Simon Property Group Inc.	1,165,133	227,946,620
SL Green Realty Corp.	369,978	47,497,776
Ventas Inc.	1,237,905	90,391,823
Vornado Realty Trust	654,963	73,355,856
Weyerhaeuser Co.	1,967,863	65,234,658

		1,743,010,561
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Ab	1,048,583	40,590,648

		40,590,648
ROAD & RAIL — 0.96%
CSX Corp.	3,712,902	122,971,314
Kansas City Southern	413,860	42,246,829
Norfolk Southern Corp.	1,152,262	118,590,805
Ryder System Inc.	198,213	18,808,432
Union Pacific Corp.	3,303,245	357,774,466

		660,391,846
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.40%
Altera Corp.	1,127,868	48,396,816
Analog Devices Inc.	1,168,076	73,588,788
Applied Materials Inc.	4,605,497	103,900,012
Avago Technologies Ltd.	961,757	122,123,904
Broadcom Corp. Class A	2,043,154	88,458,352
First Solar Inc.[b,c]	281,509	16,831,423
Intel Corp.	17,751,515	555,089,874
KLA-Tencor Corp.	609,741	35,541,803
Lam Research Corp.	597,177	41,942,727
Linear Technology Corp.	896,592	41,960,506
Microchip Technology Inc.[c]	755,121	36,925,417
Micron Technology Inc.[b]	4,038,061	109,552,595
NVIDIA Corp.	1,935,523	40,500,819
Skyworks Solutions Inc.	715,257	70,302,610
Texas Instruments Inc.	3,924,934	224,447,351
Xilinx Inc.	979,973	41,452,858

		1,651,015,855
SOFTWARE — 3.58%
Adobe Systems Inc.[b]	1,783,710	131,887,517
Autodesk Inc.[b]	849,757	49,829,750
CA Inc.	1,195,069	38,971,200
Citrix Systems Inc.[b]	599,093	38,264,070
Electronic Arts Inc.[b,c]	1,165,490	68,548,294
Intuit Inc.	1,037,247	100,571,469
Microsoft Corp.	30,749,425	1,250,117,873
Oracle Corp.	12,015,625	518,474,219

Security	Shares	Value

Red Hat Inc.[b]	687,510	$52,078,883
salesforce.com inc.[b,c]	2,267,908	151,518,934
Symantec Corp.	2,557,788	59,762,717

		2,460,024,926
SPECIALTY RETAIL — 2.48%
AutoNation Inc.[b]	280,450	18,041,348
AutoZone Inc.[b]	119,565	81,562,460
Bed Bath & Beyond Inc.[b,c]	695,704	53,412,675
Best Buy Co. Inc.	1,091,275	41,239,282
CarMax Inc.[b,c]	787,204	54,324,948
GameStop Corp. Class Ac	407,458	15,467,106
Gap Inc. (The)	994,189	43,078,209
Home Depot Inc. (The)	4,939,489	561,175,345
L Brands Inc.	921,530	86,891,064
Lowe’s Companies Inc.	3,646,684	271,276,823
O’Reilly Automotive Inc.[b,c]	381,008	82,389,170
Ross Stores Inc.	775,846	81,743,135
Staples Inc.	2,400,812	39,097,223
Tiffany & Co.	421,840	37,126,138
TJX Companies Inc. (The)	2,558,925	179,252,696
Tractor Supply Co.	510,512	43,424,151
Urban Outfitters Inc.[b,c]	375,870	17,158,466

		1,706,660,239
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.87%
Apple Inc.	21,832,297	2,716,592,716
EMC Corp./MA	7,451,822	190,468,570
Hewlett-Packard Co.	6,812,633	212,281,644
NetApp Inc.	1,169,229	41,460,861
SanDisk Corp.	798,444	50,797,007
Seagate Technology PLC	1,230,716	64,034,154
Western Digital Corp.	814,022	74,084,142

		3,349,719,094
TEXTILES, APPAREL & LUXURY GOODS — 0.92%
Coach Inc.	1,033,926	42,835,554
Fossil Group Inc.[b,c]	166,636	13,739,138
Hanesbrands Inc.	1,503,536	50,383,492
Michael Kors Holdings Ltd.[b]	752,507	49,477,335
NIKE Inc. Class B	2,622,970	263,162,580
PVH Corp.	308,945	32,921,179
Ralph Lauren Corp.	225,839	29,697,829
Under Armour Inc. Class Ab,c	625,420	50,502,665
VF Corp.	1,283,258	96,642,160

		629,361,932
THRIFTS & MORTGAGE FINANCE — 0.05%
Hudson City Bancorp Inc.	1,801,248	18,877,079
People’s United Financial Inc.	1,152,823	17,522,910

		36,399,989
TOBACCO — 1.42%
Altria Group Inc.	7,381,427	369,218,979
Lorillard Inc.	1,349,564	88,194,008
Philip Morris International Inc.	5,798,225	436,780,289

6

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2015

Security	Shares	Value

Reynolds American Inc.	1,155,018	$79,592,290

		973,785,566
TRADING COMPANIES & DISTRIBUTORS — 0.19%
Fastenal Co.	1,019,014	42,222,845
United Rentals Inc.[b,c]	361,679	32,970,658
WW Grainger Inc.	224,990	53,054,892

		128,248,395

TOTAL COMMON STOCKS
(Cost: $61,203,211,238)		68,604,526,051

SHORT-TERM INVESTMENTS — 0.81%

MONEY MARKET FUNDS — 0.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[a,d,e]	478,760,542	478,760,542
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[a,d,e]	27,658,195	27,658,195
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,d]	53,302,869	53,302,869

		559,721,606

TOTAL SHORT-TERM INVESTMENTS
(Cost: $559,721,606)		559,721,606

TOTAL INVESTMENTS IN SECURITIES — 100.61%
(Cost: $61,762,932,844)		69,164,247,657
Other Assets, Less Liabilities — (0.61)%		(421,140,703)

NET ASSETS — 100.00%		$68,743,106,954

NVS   —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	1,062	Jun. 2015	Chicago Mercantile	$109,428,480	$1,531,765

See notes to financial statements.

7

Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.13%
B/E Aerospace Inc.	1,668,945	$106,178,281
Esterline Technologies Corp.[a,b]	489,578	56,017,515
Exelis Inc.	2,936,293	71,557,460
Huntington Ingalls Industries Inc.	760,719	106,614,768
KLX Inc.[a,b]	828,712	31,938,560
Orbital ATK Inc.	933,387	71,525,446
Teledyne Technologies Inc.[a,b]	555,001	59,235,257
Triumph Group Inc.	793,333	47,377,847

		550,445,134
AIRLINES — 0.84%
Alaska Air Group Inc.	2,067,203	136,807,495
JetBlue Airways Corp.[a,b]	4,112,481	79,165,259

		215,972,754
AUTO COMPONENTS — 0.54%
Dana Holding Corp.	2,592,852	54,864,748
Gentex Corp./MI	4,647,922	85,056,973

		139,921,721
AUTOMOBILES — 0.18%
Thor Industries Inc.	732,876	46,325,092

		46,325,092
BANKS — 4.92%
Associated Banc-Corp.	2,337,798	43,483,043
BancorpSouth Inc.	1,352,335	31,401,219
Bank of Hawaii Corp.	690,482	42,264,403
Cathay General Bancorp	1,174,418	33,412,192
City National Corp./CA	757,866	67,510,703
Commerce Bancshares Inc./MO	1,308,502	55,375,805
Cullen/Frost Bankers Inc.	866,811	59,879,304
East West Bancorp Inc.	2,261,032	91,481,355
First Horizon National Corp.	3,685,015	52,658,864
First Niagara Financial Group Inc.	5,583,324	49,356,584
FirstMerit Corp.	2,608,992	49,727,387
Fulton Financial Corp.	2,831,900	34,945,646
Hancock Holding Co.	1,272,251	37,989,415
International Bancshares Corp.	909,816	23,682,510
PacWest Bancorp	1,522,892	71,408,406
Prosperity Bancshares Inc.	951,097	49,913,571
Signature Bank/New York NYa,b	792,403	102,679,581
SVB Financial Group[a]	802,643	101,967,767
Synovus Financial Corp.	2,142,540	60,012,545
TCF Financial Corp.	2,602,319	40,908,455
Trustmark Corp.	1,067,527	25,919,556
Umpqua Holdings Corp.	3,478,973	59,768,756
Valley National Bancorp[b]	3,484,942	32,897,852
Webster Financial Corp.	1,424,750	52,786,987

		1,271,431,906

Security	Shares	Value

BEVERAGES — 0.15%
Boston Beer Co. Inc. (The)[a,b]	143,183	$38,287,134

		38,287,134
BIOTECHNOLOGY — 0.49%
United Therapeutics Corp.[a,b]	734,824	126,709,376

		126,709,376
BUILDING PRODUCTS — 1.04%
AO Smith Corp.	1,182,214	77,624,171
Fortune Brands Home & Security Inc.	2,500,776	118,736,844
Lennox International Inc.	646,633	72,222,440

		268,583,455
CAPITAL MARKETS — 1.92%
Eaton Vance Corp.	1,865,352	77,673,257
Federated Investors Inc. Class B	1,502,951	50,935,010
Janus Capital Group Inc.	2,333,302	40,109,461
Raymond James Financial Inc.	2,001,168	113,626,319
SEI Investments Co.	2,049,636	90,368,451
Stifel Financial Corp.[a]	1,044,297	58,219,558
Waddell & Reed Financial Inc. Class A	1,315,620	65,175,815

		496,107,871
CHEMICALS — 3.23%
Albemarle Corp.	1,766,523	93,343,075
Ashland Inc.	1,003,442	127,748,201
Cabot Corp.	1,001,720	45,077,400
Cytec Industries Inc.	1,121,942	60,629,746
Minerals Technologies Inc.	548,162	40,070,642
NewMarket Corp.	166,585	79,594,313
Olin Corp.	1,224,127	39,221,029
PolyOne Corp.	1,401,863	52,359,583
RPM International Inc.	2,105,106	101,024,037
Scotts Miracle-Gro Co. (The) Class A	701,442	47,115,859
Sensient Technologies Corp.	747,453	51,484,563
Valspar Corp. (The)	1,177,235	98,923,057

		836,591,505
COMMERCIAL SERVICES & SUPPLIES — 1.75%
Clean Harbors Inc.[a,b]	843,207	47,877,293
Copart Inc.[a]	1,791,312	67,299,592
Deluxe Corp.	787,478	54,556,476
Herman Miller Inc.	940,167	26,099,036
HNI Corp.	698,557	38,539,390
MSA Safety Inc.	495,157	24,698,431
Rollins Inc.	1,530,871	37,858,440
RR Donnelley & Sons Co.	3,144,964	60,351,859
Waste Connections Inc.	1,952,781	94,006,877

		451,287,394
COMMUNICATIONS EQUIPMENT — 1.11%
ARRIS Group Inc.[a,b]	2,081,365	60,141,042
Ciena Corp.[a,b]	1,708,695	32,994,900
InterDigital Inc./PA	586,946	29,781,640
JDS Uniphase Corp.[a,b]	3,675,606	48,223,951

8

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2015

Security	Shares	Value

Plantronics Inc.	676,224	$35,806,061
Polycom Inc.[a,b]	2,123,432	28,453,989
Riverbed Technology Inc.[a,b]	2,450,639	51,242,861

		286,644,444
CONSTRUCTION & ENGINEERING — 0.50%
AECOM[a,b]	2,446,325	75,395,737
Granite Construction Inc.	568,524	19,977,933
KBR Inc.	2,288,437	33,136,568

		128,510,238
CONSTRUCTION MATERIALS — 0.26%
Eagle Materials Inc.	791,419	66,130,972

		66,130,972
CONSUMER FINANCE — 0.24%
SLM Corp.	6,660,762	61,811,871

		61,811,871
CONTAINERS & PACKAGING — 2.04%
AptarGroup Inc.	981,181	62,324,617
Bemis Co. Inc.	1,534,771	71,075,245
Greif Inc. Class A	536,028	21,049,820
Packaging Corp. of America	1,549,527	121,157,516
Rock-Tenn Co. Class A	2,203,143	142,102,724
Silgan Holdings Inc.	659,126	38,314,994
Sonoco Products Co.	1,585,566	72,079,830

		528,104,746
DISTRIBUTORS — 0.47%
LKQ Corp.[a]	4,788,611	122,396,897

		122,396,897
DIVERSIFIED CONSUMER SERVICES — 0.99%
Apollo Education Group Inc.[a,b]	1,524,699	28,847,305
DeVry Education Group Inc.	902,800	30,117,408
Graham Holdings Co. Class B	69,761	73,223,238
Service Corp. International/U.S.	3,196,016	83,256,217
Sotheby’s	966,660	40,851,052

		256,295,220
DIVERSIFIED FINANCIAL SERVICES — 0.71%
CBOE Holdings Inc.	1,323,044	75,949,341
MSCI Inc.	1,769,760	108,503,985

		184,453,326
ELECTRIC UTILITIES — 1.67%
Cleco Corp.	952,722	51,942,404
Great Plains Energy Inc.	2,433,277	64,919,830
Hawaiian Electric Industries Inc.	1,618,600	51,989,432
IDACORP Inc.	792,682	49,835,917
OGE Energy Corp.	3,141,703	99,309,232
PNM Resources Inc.	1,177,496	34,382,883

Security	Shares	Value

Westar Energy Inc.[b]	2,079,488	$80,600,955

		432,980,653
ELECTRICAL EQUIPMENT — 1.02%
Acuity Brands Inc.	682,980	114,849,917
Hubbell Inc. Class B	847,781	92,933,753
Regal-Beloit Corp.	703,015	56,184,959

		263,968,629
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.83%
Arrow Electronics Inc.[a,b]	1,506,358	92,113,792
Avnet Inc.	2,147,815	95,577,767
Belden Inc.	669,238	62,613,907
Cognex Corp.[a]	1,362,467	67,564,739
FEI Co.	659,754	50,365,620
Ingram Micro Inc. Class Aa,b	2,462,005	61,845,566
IPG Photonics Corp.[a,b]	560,842	51,990,053
Itron Inc.[a,b]	606,139	22,130,135
Jabil Circuit Inc.	3,042,591	71,135,778
Keysight Technologies Inc.[a]	2,654,124	98,600,707
Knowles Corp.[a,b]	1,341,547	25,851,611
National Instruments Corp.	1,598,425	51,213,537
Tech Data Corp.[a,b]	603,986	34,892,271
Trimble Navigation Ltd.[a,b]	4,081,741	102,859,873
Vishay Intertechnology Inc.[b]	2,139,170	29,563,329
Zebra Technologies Corp. Class Aa,b	801,967	72,750,436

		991,069,121
ENERGY EQUIPMENT & SERVICES — 2.02%
Atwood Oceanics Inc.	946,942	26,618,540
Dresser-Rand Group Inc.[a,b]	1,207,485	97,021,420
Dril-Quip Inc.[a,b]	609,481	41,682,405
Helix Energy Solutions Group Inc.[a]	1,210,357	18,106,941
Nabors Industries Ltd.	4,567,274	62,343,290
Oceaneering International Inc.	1,569,283	84,631,432
Oil States International Inc.[a,b]	812,549	32,315,074
Patterson-UTI Energy Inc.	2,307,535	43,323,970
Rowan Companies PLC Class A	1,970,612	34,899,538
Superior Energy Services Inc.	2,401,950	53,659,563
Tidewater Inc.	431,444	8,257,838
Unit Corp.[a,b]	728,511	20,383,738

		523,243,749
FOOD & STAPLES RETAILING — 0.38%
SUPERVALU Inc.[a,b]	3,244,738	37,736,303
United Natural Foods Inc.[a,b]	787,932	60,702,281

		98,438,584
FOOD PRODUCTS — 2.08%
Dean Foods Co.	1,489,775	24,625,981
Flowers Foods Inc.	2,900,799	65,964,169
Hain Celestial Group Inc. (The)[a,b]	1,601,834	102,597,468
Ingredion Inc.	1,126,268	87,646,176
Lancaster Colony Corp.	305,405	29,065,394
Post Holdings Inc.[a,b]	826,284	38,703,142
Tootsie Roll Industries Inc.[b]	327,102	11,095,284
TreeHouse Foods Inc.[a,b]	675,484	57,429,650

9

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2015

Security	Shares	Value

WhiteWave Foods Co. (The)[a,b]	2,746,890	$121,797,103

		538,924,367
GAS UTILITIES — 1.56%
Atmos Energy Corp.	1,585,696	87,688,989
National Fuel Gas Co.	1,327,456	80,085,420
ONE Gas Inc.	823,572	35,603,018
Questar Corp.	2,760,884	65,874,692
UGI Corp.	2,721,518	88,694,272
WGL Holdings Inc.	784,610	44,252,004

		402,198,395
HEALTH CARE EQUIPMENT & SUPPLIES — 3.65%
Align Technology Inc.[a,b]	1,146,829	61,682,198
Cooper Companies Inc. (The)	760,356	142,505,921
Halyard Health Inc.[a]	736,242	36,223,106
Hill-Rom Holdings Inc.	888,302	43,526,798
Hologic Inc.[a,b]	3,835,262	126,659,528
IDEXX Laboratories Inc.[a,b]	742,133	114,644,706
ResMed Inc.	2,213,010	158,849,858
Sirona Dental Systems Inc.[a,b]	876,440	78,870,836
STERIS Corp.	938,679	65,960,973
Teleflex Inc.	652,722	78,868,399
Thoratec Corp.[a,b]	855,908	35,853,986

		943,646,309
HEALTH CARE PROVIDERS & SERVICES — 2.89%
Centene Corp.[a,b]	1,870,995	132,260,637
Community Health Systems Inc.[a,b]	1,837,584	96,068,891
Health Net Inc./CAa,b	1,211,058	73,256,898
LifePoint Hospitals Inc.[a,b]	695,442	51,080,215
MEDNAX Inc.[a,b]	1,513,141	109,717,854
Omnicare Inc.	1,529,303	117,848,089
Owens & Minor Inc.	997,848	33,767,176
VCA Inc.[a]	1,292,569	70,858,633
WellCare Health Plans Inc.[a,b]	693,711	63,446,808

		748,305,201
HEALTH CARE TECHNOLOGY — 0.21%
Allscripts Healthcare Solutions Inc.[a,b]	2,682,853	32,086,922
HMS Holdings Corp.[a,b]	1,396,070	21,569,281

		53,656,203
HOTELS, RESTAURANTS & LEISURE — 1.83%
Brinker International Inc.	993,493	61,159,429
Buffalo Wild Wings Inc.[a,b]	298,347	54,072,410
Cheesecake Factory Inc. (The)[b]	728,614	35,942,529
Domino’s Pizza Inc.	875,774	88,059,076
International Game Technology	3,895,496	67,820,585
International Speedway Corp. Class A	441,557	14,399,174
Life Time Fitness Inc.[a,b]	567,613	40,277,819
Panera Bread Co. Class Aa,b	401,029	64,162,635
Wendy’s Co. (The)	4,341,706	47,324,595

		473,218,252
HOUSEHOLD DURABLES — 1.85%
Jarden Corp.[a,b]	2,824,856	149,434,882

Security	Shares	Value

KB Home	1,440,611	$22,502,344
MDC Holdings Inc.	617,557	17,600,374
NVR Inc.[a,b]	60,583	80,494,209
Tempur Sealy International Inc.[a,b]	961,639	55,525,036
Toll Brothers Inc.[a,b]	2,517,155	99,024,878
Tupperware Brands Corp.	782,801	54,028,925

		478,610,648
HOUSEHOLD PRODUCTS — 1.20%
Church & Dwight Co. Inc.	2,055,653	175,593,879
Energizer Holdings Inc.	978,207	135,041,477

		310,635,356
INDUSTRIAL CONGLOMERATES — 0.37%
Carlisle Companies Inc.	1,026,164	95,053,571

		95,053,571
INSURANCE — 4.64%
Alleghany Corp.[a,b]	252,016	122,731,792
American Financial Group Inc./OH	1,154,289	74,047,639
Arthur J Gallagher & Co.	2,594,247	121,281,047
Aspen Insurance Holdings Ltd.	983,129	46,433,183
Brown & Brown Inc.	1,852,382	61,332,368
Everest Re Group Ltd.	703,669	122,438,406
First American Financial Corp.	1,701,576	60,712,232
Hanover Insurance Group Inc. (The)	697,754	50,642,985
HCC Insurance Holdings Inc.	1,520,327	86,156,931
Kemper Corp.	790,443	30,795,659
Mercury General Corp.	438,893	25,346,071
Old Republic International Corp.	3,790,774	56,634,164
Primerica Inc.	821,255	41,801,879
Reinsurance Group of America Inc.	1,083,131	100,936,978
RenaissanceRe Holdings Ltd.	720,687	71,874,115
StanCorp Financial Group Inc.	663,976	45,548,754
WR Berkley Corp.	1,585,399	80,078,503

		1,198,792,706
INTERNET & CATALOG RETAIL — 0.14%
HSN Inc.	513,761	35,053,913

		35,053,913
INTERNET SOFTWARE & SERVICES — 0.56%
AOL Inc.[a,b]	1,235,670	48,944,889
Rackspace Hosting Inc.[a,b]	1,849,582	95,419,935

		144,364,824
IT SERVICES — 3.31%
Acxiom Corp.[a,b]	1,215,937	22,482,675
Broadridge Financial Solutions Inc.	1,903,290	104,699,983
Convergys Corp.	1,566,641	35,829,080
CoreLogic Inc./U.S.[a,b]	1,416,209	49,949,691
DST Systems Inc.	449,351	49,747,649
Gartner Inc.[a,b]	1,378,283	115,569,030
Global Payments Inc.	1,056,188	96,831,316
Jack Henry & Associates Inc.	1,287,780	90,002,944
Leidos Holdings Inc.	980,365	41,136,115
MAXIMUS Inc.	1,036,619	69,204,684

10

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2015

Security	Shares	Value

NeuStar Inc. Class Aa,b	805,074	$19,820,922
Science Applications International Corp.	621,582	31,918,236
VeriFone Systems Inc.[a,b]	1,793,999	62,592,625
WEX Inc.[a,b]	610,477	65,540,811

		855,325,761
LEISURE PRODUCTS — 0.98%
Brunswick Corp./DE	1,461,886	75,214,035
Polaris Industries Inc.	960,697	135,554,346
Vista Outdoor Inc.[a]	1,002,806	42,940,153

		253,708,534
LIFE SCIENCES TOOLS & SERVICES — 1.19%
Bio-Rad Laboratories Inc. Class Aa,b	325,763	44,036,642
Bio-Techne Corp.	585,858	58,755,699
Charles River Laboratories International Inc.[a,b]	744,418	59,024,903
Mettler-Toledo International Inc.[a,b]	442,878	145,551,855

		307,369,099
MACHINERY — 4.64%
AGCO Corp.	1,266,286	60,325,865
CLARCOR Inc.	791,960	52,316,878
Crane Co.	768,610	47,968,950
Donaldson Co. Inc.	1,999,898	75,416,153
Graco Inc.	928,744	67,018,167
Harsco Corp.	1,268,411	21,892,774
IDEX Corp.	1,232,183	93,436,437
ITT Corp.	1,431,989	57,150,681
Kennametal Inc.	1,246,321	41,988,554
Lincoln Electric Holdings Inc.	1,222,108	79,913,642
Nordson Corp.	901,820	70,648,579
Oshkosh Corp.	1,229,835	60,003,650
SPX Corp.	644,874	54,749,803
Terex Corp.	1,669,863	44,401,657
Timken Co. (The)	1,176,066	49,559,421
Trinity Industries Inc.	2,452,009	87,070,840
Valmont Industries Inc.[b]	377,324	46,365,573
Wabtec Corp./DE	1,516,988	144,129,030
Woodward Inc.	909,936	46,415,835

		1,200,772,489
MARINE — 0.25%
Kirby Corp.[a]	876,935	65,813,972

		65,813,972
MEDIA — 1.45%
AMC Networks Inc. Class Aa,b	930,083	71,281,561
Cinemark Holdings Inc.	1,639,769	73,904,389
DreamWorks Animation SKG Inc. Class Aa,b	1,144,494	27,696,755
John Wiley & Sons Inc. Class A	729,394	44,595,149
Live Nation Entertainment Inc.[a,b]	2,282,052	57,576,172
Meredith Corp.	576,455	32,148,895
New York Times Co. (The) Class Ab	2,070,244	28,486,558
Time Inc.[b]	1,726,248	38,737,005

		374,426,484

Security	Shares	Value

METALS & MINING — 1.64%
Carpenter Technology Corp.	832,034	$32,349,482
Cliffs Natural Resources Inc.[b]	975,497	4,692,140
Commercial Metals Co.	1,855,256	30,036,595
Compass Minerals International Inc.	529,805	49,383,124
Reliance Steel & Aluminum Co.	1,221,362	74,600,791
Royal Gold Inc.	1,026,875	64,806,081
Steel Dynamics Inc.	3,803,639	76,453,144
TimkenSteel Corp.	595,993	15,775,935
U.S. Steel Corp.[b]	2,295,551	56,011,444
Worthington Industries Inc.	790,847	21,044,439

		425,153,175
MULTI-UTILITIES — 1.04%
Alliant Energy Corp.	1,747,051	110,064,213
Black Hills Corp.	706,604	35,641,106
MDU Resources Group Inc.	3,068,604	65,484,009
Vectren Corp.	1,303,427	57,533,268

		268,722,596
MULTILINE RETAIL — 0.31%
Big Lots Inc.	844,254	40,549,519
JC Penney Co. Inc.[a,b]	4,815,275	40,496,463

		81,045,982
OIL, GAS & CONSUMABLE FUELS — 2.29%
California Resources Corp.	4,859,706	36,982,363
Denbury Resources Inc.	5,576,605	40,653,450
Energen Corp.	1,149,421	75,861,786
Gulfport Energy Corp.[a,b]	1,352,150	62,077,207
HollyFrontier Corp.	3,087,727	124,342,766
Peabody Energy Corp.[b]	4,317,356	21,241,392
Rosetta Resources Inc.[a,b]	1,155,101	19,659,819
SM Energy Co.	1,063,936	54,984,212
Western Refining Inc.	1,111,469	54,895,454
World Fuel Services Corp.	1,134,877	65,232,730
WPX Energy Inc.[a,b]	3,224,060	35,238,976

		591,170,155
PAPER & FOREST PRODUCTS — 0.32%
Domtar Corp.	1,002,614	46,340,819
Louisiana-Pacific Corp.[a]	2,250,571	37,156,927

		83,497,746
PERSONAL PRODUCTS — 0.21%
Avon Products Inc.	6,861,091	54,820,117

		54,820,117
PHARMACEUTICALS — 0.24%
Akorn Inc.[a,b]	1,169,994	55,586,415
Salix Pharmaceuticals Ltd.[a]	34,758	6,006,530

		61,592,945

11

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2015

Security	Shares	Value

PROFESSIONAL SERVICES — 1.23%
Corporate Executive Board Co. (The)	529,410	$42,278,683
FTI Consulting Inc.[a,b]	650,416	24,364,583
ManpowerGroup Inc.	1,233,184	106,238,802
Towers Watson & Co. Class A	1,095,411	144,796,903

		317,678,971
REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.03%
Alexandria Real Estate Equities Inc.[b]	1,134,377	111,214,321
American Campus Communities Inc.	1,765,177	75,673,138
BioMed Realty Trust Inc.[b]	3,167,402	71,773,329
Camden Property Trust[b]	1,365,681	106,700,657
Corporate Office Properties Trust[b]	1,461,612	42,942,161
Corrections Corp. of America[b]	1,836,895	73,953,393
Duke Realty Corp.[b]	5,428,799	118,184,954
Equity One Inc.	1,215,580	32,443,830
Extra Space Storage Inc.[b]	1,741,238	117,655,452
Federal Realty Investment Trust[b]	1,081,089	159,147,112
Highwoods Properties Inc.[b]	1,461,428	66,904,174
Home Properties Inc.[b]	909,967	63,051,613
Hospitality Properties Trust[b]	2,359,578	77,842,478
Kilroy Realty Corp.	1,360,323	103,615,803
Lamar Advertising Co. Class A	1,263,905	74,911,649
LaSalle Hotel Properties[b]	1,776,278	69,026,163
Liberty Property Trust[b]	2,345,276	83,726,353
Mack-Cali Realty Corp.	1,317,649	25,404,273
Mid-America Apartment Communities Inc.	1,185,824	91,628,620
National Retail Properties Inc.[b]	2,082,578	85,323,221
Omega Healthcare Investors Inc.[b]	2,182,133	88,529,136
Potlatch Corp.[b]	642,724	25,734,669
Rayonier Inc.	1,991,436	53,689,115
Realty Income Corp.[b]	3,542,998	182,818,697
Regency Centers Corp.[b]	1,482,291	100,855,080
Senior Housing Properties Trust[b]	3,698,558	82,071,002
Tanger Factory Outlet Centers Inc.[b]	1,485,392	52,241,237
Taubman Centers Inc.	937,575	72,315,160
UDR Inc.[b]	4,074,447	138,653,431
Urban Edge Properties	1,380,515	32,718,205
Weingarten Realty Investors[b]	1,778,033	63,973,627
WP GLIMCHER Inc.[b]	2,922,677	48,604,118

		2,593,326,171
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.59%
Alexander & Baldwin Inc.	717,789	30,994,129
Jones Lang LaSalle Inc.	706,024	120,306,490

		151,300,619
ROAD & RAIL — 1.52%
Con-way Inc.	910,528	40,181,601
Genesee & Wyoming Inc. Class Aa,b	807,701	77,894,684
JB Hunt Transport Services Inc.	1,449,432	123,774,246
Landstar System Inc.	705,618	46,782,473
Old Dominion Freight Line Inc.[a,b]	1,069,252	82,653,180
Werner Enterprises Inc.	709,390	22,281,940

		393,568,124
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.82%
Advanced Micro Devices Inc.[a,b]	9,914,206	26,570,072

Security	Shares	Value

Atmel Corp.	6,549,995	$53,906,459
Cree Inc.[a,b]	1,757,626	62,378,147
Cypress Semiconductor Corp.[a]	5,000,273	70,553,852
Fairchild Semiconductor International Inc.[a,b]	1,852,141	33,671,923
Integrated Device Technology Inc.[a,b]	2,332,276	46,692,166
Intersil Corp. Class A	2,050,325	29,360,654
Qorvo Inc.[a,b]	2,337,398	186,290,621
Semtech Corp.[a,b]	1,051,923	28,028,488
Silicon Laboratories Inc.[a,b]	619,995	31,477,146
SunEdison Inc.[a,b]	3,968,917	95,254,008
Teradyne Inc.	3,435,892	64,766,564

		728,950,100
SOFTWARE — 4.69%
ACI Worldwide Inc.[a,b]	1,819,465	39,409,612
Advent Software Inc.	704,237	31,063,894
ANSYS Inc.[a]	1,417,609	125,018,938
Cadence Design Systems Inc.[a,b]	4,604,580	84,908,455
CDK Global Inc.	2,533,614	118,471,791
CommVault Systems Inc.[a,b]	667,795	29,182,641
FactSet Research Systems Inc.	610,907	97,256,394
Fair Isaac Corp.	494,055	43,832,560
Fortinet Inc.[a,b]	2,231,946	78,006,513
Informatica Corp.[a]	1,725,176	75,657,593
Mentor Graphics Corp.	1,538,538	36,971,068
PTC Inc.[a]	1,809,240	65,440,211
Rovi Corp.[a,b]	1,454,568	26,487,683
SolarWinds Inc.[a,b]	1,043,189	53,453,004
Solera Holdings Inc.	1,057,192	54,614,539
Synopsys Inc.[a]	2,420,268	112,106,814
Tyler Technologies Inc.[a,b]	530,103	63,893,315
Ultimate Software Group Inc. (The)[a,b]	450,487	76,562,518

		1,212,337,543
SPECIALTY RETAIL — 4.39%
Aaron’s Inc.	1,014,470	28,719,646
Abercrombie & Fitch Co. Class Ab	1,097,850	24,196,614
Advance Auto Parts Inc.	1,151,550	172,375,519
American Eagle Outfitters Inc.	2,760,823	47,154,857
ANN INC.[a]	722,504	29,644,339
Ascena Retail Group Inc.[a,b]	2,087,464	30,289,103
Cabela’s Inc.[a,b]	752,710	42,136,706
Chico’s FAS Inc.	2,423,195	42,866,320
CST Brands Inc.	1,213,541	53,189,502
Dick’s Sporting Goods Inc.	1,545,263	88,064,538
Foot Locker Inc.	2,237,279	140,948,577
Guess? Inc.	608,199	11,306,419
Murphy USA Inc.[a,b]	677,631	49,040,155
Office Depot Inc.[a,b]	7,721,744	71,040,045
Rent-A-Center Inc./TX	835,983	22,939,373
Signet Jewelers Ltd.	1,262,377	175,205,304
Williams-Sonoma Inc.	1,348,756	107,509,341

		1,136,626,358
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.77%
3D Systems Corp.[a,b]	1,647,436	45,172,695
Diebold Inc.	1,019,929	36,166,682
Lexmark International Inc. Class A	959,889	40,641,700
NCR Corp.[a,b]	2,657,172	78,413,146

		200,394,223

12

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2015

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.71%
Carter’s Inc.	831,658	$76,903,415
Deckers Outdoor Corp.[a,b]	546,666	39,835,552
Kate Spade & Co.[a,b]	2,007,470	67,029,423

		183,768,390
THRIFTS & MORTGAGE FINANCE — 0.58%
New York Community Bancorp Inc.[b]	6,969,698	116,603,048
Washington Federal Inc.	1,548,461	33,764,192

		150,367,240
TRADING COMPANIES & DISTRIBUTORS — 0.73%
GATX Corp.	697,527	40,442,616
MSC Industrial Direct Co. Inc. Class A	798,250	57,633,650
NOW Inc.[a,b]	1,684,941	36,462,123
Watsco Inc.	430,703	54,139,367

		188,677,756
WATER UTILITIES — 0.28%
Aqua America Inc.	2,784,656	73,375,686

		73,375,686
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Telephone & Data Systems Inc.	1,549,635	38,585,912

		38,585,912

TOTAL COMMON STOCKS
(Cost: $23,168,741,085)		25,800,547,685

SHORT-TERM INVESTMENTS — 6.80%

MONEY MARKET FUNDS — 6.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,633,729,107	1,633,729,107
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	94,381,207	94,381,207
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	32,044,891	32,044,891

		1,760,155,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,760,155,205)		1,760,155,205

TOTAL INVESTMENTS IN SECURITIES — 106.57%
(Cost: $24,928,896,290)		27,560,702,890
Other Assets, Less Liabilities — (6.57)%		(1,699,756,126)

NET ASSETS — 100.00%		$25,860,946,764

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	320	Jun. 2015	Chicago Mercantile	$48,633,600	$1,098,819

See notes to financial statements.

13

Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 1.89%
AAR Corp.	870,943	$26,737,949
Aerovironment Inc.[a,b]	465,665	12,344,779
American Science & Engineering Inc.	172,021	8,404,946
Cubic Corp.	501,284	25,951,473
Curtiss-Wright Corp.	1,096,475	81,073,362
Engility Holdings Inc.	402,349	12,086,564
GenCorp. Inc.[a,b]	1,444,192	33,490,812
Moog Inc. Class Aa,b	914,548	68,636,827
National Presto Industries Inc.[b]	114,458	7,255,493
TASER International Inc.[a,b]	1,209,862	29,169,773

		305,151,978
AIR FREIGHT & LOGISTICS — 0.74%
Atlas Air Worldwide Holdings Inc.[a,b]	571,538	24,587,565
Forward Air Corp.	701,436	38,087,975
Hub Group Inc. Class Aa,b	789,598	31,023,305
UTi Worldwide Inc.[a,b]	2,113,901	26,000,982

		119,699,827
AIRLINES — 0.58%
Allegiant Travel Co.	311,683	59,933,524
Republic Airways Holdings Inc.[a,b]	1,154,506	15,874,458
SkyWest Inc.	1,185,427	17,319,088

		93,127,070
AUTO COMPONENTS — 0.61%
Dorman Products Inc.[a,b]	703,700	35,009,075
Drew Industries Inc.	550,728	33,891,801
Standard Motor Products Inc.	479,879	20,279,687
Superior Industries International Inc.	534,493	10,117,952

		99,298,515
AUTOMOBILES — 0.08%
Winnebago Industries Inc.[b]	620,952	13,201,440

		13,201,440
BANKS — 8.00%
Bank of the Ozarks Inc.	1,614,399	59,619,755
Banner Corp.	442,388	20,305,609
BBCN Bancorp Inc.	1,831,625	26,503,614
Boston Private Financial Holdings Inc.	1,914,987	23,267,092
Cardinal Financial Corp.	735,380	14,692,892
Central Pacific Financial Corp.	582,200	13,373,134
City Holding Co.[b]	349,809	16,451,517
Columbia Banking System Inc.	1,229,992	35,632,868
Community Bank System Inc.	938,245	33,204,491
CVB Financial Corp.	2,218,922	35,369,617
First BanCorp/Puerto Rico[a,b]	2,403,308	14,900,510
First Commonwealth Financial Corp.	2,087,925	18,791,325
First Financial Bancorp	1,412,704	25,160,258
First Financial Bankshares Inc.[b]	1,471,917	40,683,786

Security	Shares	Value

First Midwest Bancorp Inc./IL	1,794,628	$31,172,688
FNB Corp./PA	3,962,762	52,070,693
Glacier Bancorp Inc.	1,723,336	43,341,900
Hanmi Financial Corp.	736,793	15,583,172
Home BancShares Inc./AR	1,349,309	45,728,082
Independent Bank Corp./Rockland MA	602,180	26,417,637
LegacyTexas Financial Group Inc.	836,428	19,012,008
MB Financial Inc.	1,466,811	45,925,852
National Penn Bancshares Inc.	3,212,303	34,596,503
NBT Bancorp Inc.	1,017,758	25,505,015
OFG Bancorp	1,029,051	16,794,112
Old National Bancorp/IN	2,510,086	35,618,120
Pinnacle Financial Partners Inc.	749,625	33,328,328
PrivateBancorp Inc.	1,623,238	57,089,280
S&T Bancorp Inc.	657,453	18,658,516
Simmons First National Corp. Class A	358,312	16,292,447
Southside Bancshares Inc.	508,321	14,583,730
Sterling Bancorp/DE	2,071,010	27,772,244
Susquehanna Bancshares Inc.	4,184,671	57,371,839
Talmer Bancorp Inc. Class A	1,328,948	20,352,839
Texas Capital Bancshares Inc.[a,b]	1,050,254	51,094,857
Tompkins Financial Corp.	272,548	14,676,710
UMB Financial Corp.	872,032	46,121,773
United Bankshares Inc./WV	1,463,617	55,002,727
United Community Banks Inc./GA	1,038,959	19,615,546
Westamerica Bancorp.	590,551	25,517,709
Wilshire Bancorp Inc.	1,623,099	16,182,297
Wintrust Financial Corp.	1,086,732	51,815,382

		1,295,198,474
BIOTECHNOLOGY — 0.81%
Acorda Therapeutics Inc.[a,b]	980,032	32,615,465
Emergent BioSolutions Inc.[a,b]	678,088	19,501,811
Ligand Pharmaceuticals Inc.[a,b]	410,346	31,641,780
Momenta Pharmaceuticals Inc.[a,b]	1,113,621	16,927,039
Repligen Corp.[a,b]	709,196	21,531,191
Spectrum Pharmaceuticals Inc.[a,b]	1,345,005	8,164,180

		130,381,466
BUILDING PRODUCTS — 1.14%
AAON Inc.	958,700	23,516,911
American Woodmark Corp.[a]	289,876	15,864,914
Apogee Enterprises Inc.	667,330	28,828,656
Gibraltar Industries Inc.[a,b]	664,966	10,912,092
Griffon Corp.	969,403	16,896,694
PGT Inc.[a]	1,104,092	12,338,228
Quanex Building Products Corp.	783,103	15,458,453
Simpson Manufacturing Co. Inc.	961,405	35,927,705
Universal Forest Products Inc.	460,228	25,533,449

		185,277,102
CAPITAL MARKETS — 1.64%
Calamos Asset Management Inc. Class A	396,766	5,336,503
Evercore Partners Inc. Class A	847,194	43,766,042
Financial Engines Inc.[b]	1,192,661	49,889,010
FXCM Inc. Class Ab	929,666	1,980,189
Greenhill & Co. Inc.	611,873	24,260,764
HFF Inc. Class A	755,308	28,354,262
Interactive Brokers Group Inc. Class A	1,341,958	45,653,411
Investment Technology Group Inc.[a,b]	801,970	24,307,711

14

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value

Piper Jaffray Companies[a]	385,238	$20,209,585
Virtus Investment Partners Inc.	161,518	21,121,709

		264,879,186
CHEMICALS — 2.29%
A Schulman Inc.	670,477	32,316,991
American Vanguard Corp.	594,168	6,310,064
Balchem Corp.	710,131	39,327,055
Calgon Carbon Corp.	1,216,751	25,636,944
Flotek Industries Inc.[a,b]	1,146,870	16,904,864
FutureFuel Corp.	516,249	5,301,877
Hawkins Inc.	217,553	8,264,838
HB Fuller Co.	1,154,680	49,501,132
Innophos Holdings Inc.	494,945	27,895,100
Intrepid Potash Inc.[a,b]	1,295,082	14,958,197
Koppers Holdings Inc.	476,245	9,372,502
Kraton Performance Polymers Inc.[a]	728,853	14,730,119
LSB Industries Inc.[a,b]	450,478	18,618,256
OM Group Inc.	697,909	20,958,207
Quaker Chemical Corp.	305,682	26,178,607
Rayonier Advanced Materials Inc.	988,347	14,726,370
Stepan Co.	440,812	18,364,228
Tredegar Corp.	592,085	11,906,829
Zep Inc.	532,555	9,069,412

		370,341,592
COMMERCIAL SERVICES & SUPPLIES — 2.77%
ABM Industries Inc.	1,197,942	38,166,432
Brady Corp. Class A	1,098,581	31,078,857
Brink’s Co. (The)[b]	1,118,664	30,908,686
G&K Services Inc. Class A	459,035	33,293,809
Healthcare Services Group Inc.	1,637,386	52,609,212
Interface Inc.	1,531,189	31,818,107
Matthews International Corp. Class A	681,837	35,121,424
Mobile Mini Inc.	1,059,294	45,168,296
Tetra Tech Inc.	1,419,536	34,097,255
U.S. Ecology Inc.	498,192	24,894,654
UniFirst Corp./MA	360,456	42,422,067
United Stationers Inc.	887,696	36,386,659
Viad Corp.	465,800	12,958,556

		448,924,014
COMMUNICATIONS EQUIPMENT — 1.13%
ADTRAN Inc.	1,232,507	23,010,906
Bel Fuse Inc. Class B	246,164	4,684,501
Black Box Corp.	358,683	7,507,235
CalAmp Corp.[a,b]	831,782	13,466,550
Comtech Telecommunications Corp.	376,480	10,899,096
Digi International Inc.[a]	578,754	5,775,965
Harmonic Inc.[a,b]	2,041,307	15,126,085
Ixia[a,b]	1,362,438	16,526,373
NETGEAR Inc.[a,b]	799,799	26,297,391
ViaSat Inc.[a,b]	1,005,510	59,938,451

		183,232,553
CONSTRUCTION & ENGINEERING — 0.89%
Aegion Corp.[a]	863,391	15,584,208
Comfort Systems USA Inc.	856,686	18,024,673
Dycom Industries Inc.[a,b]	782,872	38,235,468

Security	Shares	Value

EMCOR Group Inc.	1,445,258	$67,161,139
Orion Marine Group Inc.[a]	633,710	5,614,671

		144,620,159
CONSTRUCTION MATERIALS — 0.19%
Headwaters Inc.[a,b]	1,694,266	31,072,838

		31,072,838
CONSUMER FINANCE — 1.12%
Cash America International Inc.	665,612	15,508,760
Encore Capital Group Inc.[a,b]	553,472	23,018,900
Enova International Inc.[a,b]	608,931	11,989,851
Ezcorp Inc. Class Aa,b	1,127,838	10,297,161
First Cash Financial Services Inc.[a,b]	652,081	30,334,808
Green Dot Corp. Class Aa,b	927,989	14,773,585
PRA Group Inc.[a,b]	1,112,486	60,430,240
World Acceptance Corp.[a,b]	208,204	15,182,236

		181,535,541
CONTAINERS & PACKAGING — 0.06%
Myers Industries Inc.	578,612	10,143,068

		10,143,068
DISTRIBUTORS — 0.46%
Pool Corp.	1,000,727	69,810,716
VOXX International Corp.[a,b]	473,119	4,333,770

		74,144,486
DIVERSIFIED CONSUMER SERVICES — 0.43%
American Public Education Inc.[a,b]	399,207	11,968,226
Capella Education Co.	250,708	16,265,935
Career Education Corp.[a,b]	1,397,829	7,031,080
Regis Corp.[a]	1,027,292	16,806,497
Strayer Education Inc.[a,b]	251,634	13,439,772
Universal Technical Institute Inc.	495,328	4,755,149

		70,266,659
DIVERSIFIED FINANCIAL SERVICES — 0.44%
MarketAxess Holdings Inc.	856,675	71,018,358

		71,018,358
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.67%
8x8 Inc.[a,b]	2,073,986	17,421,482
Atlantic Tele-Network Inc.	231,033	15,992,104
Cincinnati Bell Inc.[a]	4,847,803	17,112,745
Consolidated Communications Holdings Inc.	1,080,207	22,036,223
General Communication Inc. Class Aa,b	703,325	11,084,402
Iridium Communications Inc.[a,b]	1,823,796	17,709,059
Lumos Networks Corp.	471,337	7,192,603

		108,548,618
ELECTRIC UTILITIES — 0.95%
ALLETE Inc.	963,397	50,828,826
El Paso Electric Co.	928,927	35,893,739

15

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value

UIL Holdings Corp.	1,297,655	$66,725,420

		153,447,985
ELECTRICAL EQUIPMENT — 1.09%
AZZ Inc.	591,499	27,557,938
Encore Wire Corp.	429,579	16,272,453
EnerSys	1,013,775	65,124,906
Franklin Electric Co. Inc.	908,539	34,651,677
General Cable Corp.	1,128,464	19,443,435
Powell Industries Inc.	216,252	7,302,830
Vicor Corp.[a,b]	387,486	5,889,787

		176,243,026
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.21%
Agilysys Inc.[a,b]	333,639	3,283,008
Anixter International Inc.[a]	626,038	47,660,273
Badger Meter Inc.	332,900	19,954,026
Benchmark Electronics Inc.[a]	1,212,978	29,147,861
Checkpoint Systems Inc.	971,554	10,512,214
Coherent Inc.[a]	569,184	36,974,193
CTS Corp.	776,972	13,977,726
Daktronics Inc.	908,719	9,823,252
DTS Inc./CAa,b	396,221	13,499,249
Electro Scientific Industries Inc.	611,064	3,776,376
Fabrinet[a,b]	688,631	13,077,103
FARO Technologies Inc.[a,b]	398,045	24,730,536
II-VI Inc.[a,b]	1,196,804	22,093,002
Insight Enterprises Inc.[a,b]	916,340	26,134,017
Littelfuse Inc.	519,245	51,607,761
Mercury Systems Inc.[a,b]	744,376	11,575,047
Methode Electronics Inc.	881,431	41,462,514
MTS Systems Corp.	346,041	26,178,002
Newport Corp.[a]	915,162	17,442,988
OSI Systems Inc.[a]	428,762	31,839,866
Park Electrochemical Corp.	484,981	10,456,190
Plexus Corp.[a,b]	775,038	31,598,299
Rofin-Sinar Technologies Inc.[a,b]	647,283	15,683,667
Rogers Corp.[a,b]	422,631	34,744,494
Sanmina Corp.[a]	1,910,414	46,212,915
ScanSource Inc.[a,b]	660,403	26,845,382
SYNNEX Corp.	644,877	49,816,748
TTM Technologies Inc.[a,b]	1,239,297	11,166,066

		681,272,775
ENERGY EQUIPMENT & SERVICES — 1.78%
Basic Energy Services Inc.[a,b]	796,836	5,522,073
Bristow Group Inc.	797,829	43,441,789
C&J Energy Services Ltd.[a,b]	1,063,138	11,832,726
CARBO Ceramics Inc.[b]	457,199	13,949,141
Era Group Inc.[a]	450,033	9,378,688
Exterran Holdings Inc.	1,581,319	53,084,879
Geospace Technologies Corp.[a,b]	330	5,448
Gulf Island Fabrication Inc.	307,351	4,567,236
Gulfmark Offshore Inc. Class A	585,494	7,634,842
Hornbeck Offshore Services Inc.[a,b]	732,646	13,781,071
ION Geophysical Corp.[a,b]	2,979,752	6,466,062
Matrix Service Co.[a,b]	619,453	10,877,595
Newpark Resources Inc.[a,b]	1,935,360	17,631,130
Paragon Offshore PLC[b]	123,853	161,009
Pioneer Energy Services Corp.[a]	1,490,485	8,078,429

Security	Shares	Value

SEACOR Holdings Inc.[a,b]	397,238	$27,675,571
Tesco Corp.	838,536	9,534,154
TETRA Technologies Inc.[a,b]	173,912	1,074,776
U.S. Silica Holdings Inc.[b]	1,224,159	43,592,302

		288,288,921
FOOD & STAPLES RETAILING — 0.82%
Andersons Inc. (The)	615,507	25,463,525
Casey’s General Stores Inc.	891,492	80,323,429
SpartanNash Co.	867,478	27,377,606

		133,164,560
FOOD PRODUCTS — 1.68%
B&G Foods Inc.	1,231,955	36,256,436
Cal-Maine Foods Inc.[b]	691,138	26,995,850
Calavo Growers Inc.	354,696	18,238,468
Darling Ingredients Inc.[a,b]	3,780,336	52,962,507
Diamond Foods Inc.[a]	607,994	19,802,365
J&J Snack Foods Corp.	344,130	36,718,671
Sanderson Farms Inc.[b]	474,316	37,779,269
Seneca Foods Corp. Class Aa	165,750	4,941,008
Snyder’s-Lance Inc.	1,198,298	38,297,604

		271,992,178
GAS UTILITIES — 1.93%
Laclede Group Inc. (The)	993,633	50,893,882
New Jersey Resources Corp.	1,959,780	60,870,767
Northwest Natural Gas Co.	624,117	29,926,410
Piedmont Natural Gas Co. Inc.	1,807,821	66,726,673
South Jersey Industries Inc.	781,611	42,425,845
Southwest Gas Corp.	1,070,259	62,256,966

		313,100,543
HEALTH CARE EQUIPMENT & SUPPLIES — 4.63%
Abaxis Inc.	487,974	31,284,013
ABIOMED Inc.[a,b]	849,793	60,828,183
Analogic Corp.	285,086	25,914,317
AngioDynamics Inc.[a,b]	592,445	10,539,597
Anika Therapeutics Inc.[a,b]	341,881	14,075,241
Cantel Medical Corp.	810,216	38,485,260
CONMED Corp.	634,265	32,024,040
CryoLife Inc.	584,142	6,057,552
Cyberonics Inc.[a,b]	599,118	38,894,741
Cynosure Inc. Class Aa,b	498,648	15,293,534
Greatbatch Inc.[a,b]	583,621	33,762,475
Haemonetics Corp.[a,b]	1,183,032	53,141,797
ICU Medical Inc.[a,b]	316,837	29,510,198
Integra LifeSciences Holdings Corp.[a,b]	581,006	35,819,020
Invacare Corp.	673,835	13,079,137
Masimo Corp.[a,b]	1,102,153	36,349,006
Meridian Bioscience Inc.[b]	964,259	18,398,062
Merit Medical Systems Inc.[a,b]	1,004,909	19,344,498
Natus Medical Inc.[a,b]	735,564	29,032,711
Neogen Corp.[a,b]	850,268	39,733,024
NuVasive Inc.[a,b]	1,106,053	50,867,377
SurModics Inc.[a,b]	295,688	7,696,759
Vascular Solutions Inc.[a,b]	363,249	11,013,710
West Pharmaceutical Services Inc.	1,640,506	98,774,866

		749,919,118

16

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.63%
Aceto Corp.	633,780	$13,943,160
Air Methods Corp.[a,b]	821,990	38,296,514
Almost Family Inc.[a,b]	182,854	8,175,402
Amedisys Inc.[a,b]	772,484	20,687,122
AMN Healthcare Services Inc.[a,b]	1,078,914	24,890,546
AmSurg Corp.[a,b]	1,088,700	66,976,824
Bio-Reference Laboratories Inc.[a,b]	568,555	20,035,878
Chemed Corp.	390,132	46,581,761
CorVel Corp.[a,b]	204,738	7,045,035
Cross Country Healthcare Inc.[a,b]	685,694	8,132,331
Ensign Group Inc. (The)	520,165	24,374,932
ExamWorks Group Inc.[a,b]	797,169	33,178,174
Hanger Inc.[a,b]	812,979	18,446,493
Healthways Inc.[a,b]	819,665	16,147,400
IPC Healthcare Inc.[a,b]	397,474	18,538,187
Kindred Healthcare Inc.	1,827,641	43,479,579
Landauer Inc.	222,300	7,811,622
LHC Group Inc.[a,b]	285,447	9,428,314
Magellan Health Inc.[a]	612,036	43,344,390
Molina Healthcare Inc.[a,b]	744,700	50,110,863
PharMerica Corp.[a]	693,801	19,558,250
Providence Service Corp. (The)[a,b]	274,213	14,566,195
Select Medical Holdings Corp.	2,233,367	33,120,833

		586,869,805
HEALTH CARE TECHNOLOGY — 0.97%
Computer Programs & Systems Inc.	240,965	13,074,761
HealthStream Inc.[a,b]	493,794	12,443,609
MedAssets Inc.[a,b]	1,387,272	26,108,459
Medidata Solutions Inc.[a,b]	1,248,307	61,216,975
Omnicell Inc.[a]	820,339	28,793,899
Quality Systems Inc.	1,013,113	16,189,546

		157,827,249
HOTELS, RESTAURANTS & LEISURE — 4.06%
Biglari Holdings Inc.[a,b]	39,489	16,352,395
BJ’s Restaurants Inc.[a,b]	500,664	25,258,499
Bob Evans Farms Inc./DE	543,679	25,150,591
Boyd Gaming Corp.[a,b]	1,809,574	25,695,951
Cracker Barrel Old Country Store Inc.	548,956	83,518,166
DineEquity Inc.	381,930	40,870,329
Interval Leisure Group Inc.	907,621	23,788,746
Jack in the Box Inc.	873,525	83,788,518
Marcus Corp. (The)	426,308	9,076,097
Marriott Vacations Worldwide Corp.	641,735	52,012,622
Monarch Casino & Resort Inc.[a]	233,364	4,466,587
Papa John’s International Inc.	677,230	41,859,586
Pinnacle Entertainment Inc.[a,b]	1,155,634	41,706,831
Popeyes Louisiana Kitchen Inc.[a,b]	532,327	31,843,801
Red Robin Gourmet Burgers Inc.[a,b]	323,023	28,103,001
Ruby Tuesday Inc.[a,b]	1,436,719	8,634,681
Ruth’s Hospitality Group Inc.	803,763	12,763,756
Scientific Games Corp. Class Aa,b	1,136,746	11,901,731
Sonic Corp.	1,167,189	36,999,891
Texas Roadhouse Inc.	1,442,783	52,560,585

		656,352,364

Security	Shares	Value

HOUSEHOLD DURABLES — 1.73%
Ethan Allen Interiors Inc.[b]	601,096	$16,614,293
Helen of Troy Ltd.[a]	613,313	49,978,876
iRobot Corp.[a,b]	684,044	22,320,356
La-Z-Boy Inc.	1,178,823	33,136,715
M/I Homes Inc.[a,b]	567,686	13,533,634
Meritage Homes Corp.[a,b]	858,751	41,769,649
Ryland Group Inc. (The)	1,072,333	52,265,510
Standard Pacific Corp.[a,b]	3,388,730	30,498,570
Universal Electronics Inc.[a]	365,631	20,636,214

		280,753,817
HOUSEHOLD PRODUCTS — 0.24%
Central Garden and Pet Co. Class Aa,b	985,092	10,461,677
WD-40 Co.	316,913	28,059,477

		38,521,154
INSURANCE — 2.72%
American Equity Investment Life Holding Co.	1,766,241	51,450,600
AMERISAFE Inc.	436,000	20,165,000
eHealth Inc.[a,b]	420,657	3,945,763
Employers Holdings Inc.	725,607	19,584,133
HCI Group Inc.	207,621	9,523,575
Horace Mann Educators Corp.	946,440	32,368,248
Infinity Property & Casualty Corp.	263,714	21,637,734
Meadowbrook Insurance Group Inc.	1,077,040	9,154,840
Montpelier Re Holdings Ltd.	851,917	32,747,690
Navigators Group Inc. (The)[a,b]	249,897	19,451,982
ProAssurance Corp.	1,280,900	58,806,119
RLI Corp.	852,917	44,701,380
Safety Insurance Group Inc.	289,489	17,296,968
Selective Insurance Group Inc.	1,305,799	37,933,461
Stewart Information Services Corp.	509,161	20,692,303
United Fire Group Inc.	486,542	15,457,439
United Insurance Holdings Corp.	374,812	8,433,270
Universal Insurance Holdings Inc.	690,904	17,680,233

		441,030,738
INTERNET & CATALOG RETAIL — 0.26%
Blue Nile Inc.[a,b]	275,017	8,756,541
FTD Companies Inc.[a,b]	433,521	12,979,619
NutriSystem Inc.	665,988	13,306,440
PetMed Express Inc.[b]	473,423	7,820,948

		42,863,548
INTERNET SOFTWARE & SERVICES — 1.89%
Blucora Inc.[a,b]	951,144	12,992,627
comScore Inc.[a,b]	786,772	40,282,726
Dealertrack Technologies Inc.[a,b]	1,023,646	39,430,844
Dice Holdings Inc.[a]	864,938	7,715,247
j2 Global Inc.[b]	1,051,542	69,065,279
Liquidity Services Inc.[a,b]	80,265	793,018
LivePerson Inc.[a,b]	1,154,108	11,812,295
LogMeIn Inc.[a,b]	561,842	31,457,534
Monster Worldwide Inc.[a,b]	2,085,108	13,219,585
NIC Inc.	1,399,100	24,722,097
Perficient Inc.[a,b]	811,086	16,781,369
QuinStreet Inc.[a,b]	781,598	4,650,508

17

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value

Stamps.com Inc.[a,b]	337,228	$22,692,072
XO Group Inc.[a]	561,373	9,919,461

		305,534,662
IT SERVICES — 1.89%
CACI International Inc. Class Aa,b	555,067	49,911,625
Cardtronics Inc.[a,b]	1,028,682	38,678,443
CIBER Inc.[a]	1,628,972	6,711,365
CSG Systems International Inc.	790,888	24,035,086
ExlService Holdings Inc.[a]	721,703	26,847,351
Forrester Research Inc.	253,469	9,322,590
Heartland Payment Systems Inc.	836,676	39,198,270
iGATE Corp.[a,b]	818,918	34,935,042
ManTech International Corp./VA Class A	543,890	18,459,627
Sykes Enterprises Inc.[a,b]	897,639	22,306,329
TeleTech Holdings Inc.	401,137	10,208,937
Virtusa Corp.[a]	620,924	25,693,835

		306,308,500
LEISURE PRODUCTS — 0.31%
Arctic Cat Inc.	300,445	10,912,162
Callaway Golf Co.	1,787,558	17,035,428
Sturm Ruger & Co. Inc.[b]	432,329	21,456,488

		49,404,078
LIFE SCIENCES TOOLS & SERVICES — 0.99%
Affymetrix Inc.[a,b]	1,719,863	21,601,479
Albany Molecular Research Inc.[a,b]	553,414	9,740,086
Cambrex Corp.[a]	716,982	28,413,997
Luminex Corp.[a,b]	880,438	14,087,008
PAREXEL International Corp.[a,b]	1,257,215	86,735,263

		160,577,833
MACHINERY — 3.64%
Actuant Corp. Class A	1,420,072	33,712,509
Albany International Corp. Class A	659,671	26,221,922
Astec Industries Inc.	433,052	18,569,270
Barnes Group Inc.	1,129,176	45,720,336
Briggs & Stratton Corp.[b]	1,038,588	21,332,598
CIRCOR International Inc.	407,283	22,278,380
EnPro Industries Inc.	557,076	36,739,162
ESCO Technologies Inc.	602,340	23,479,213
Federal Signal Corp.	1,442,222	22,772,685
Hillenbrand Inc.	1,446,084	44,640,613
John Bean Technologies Corp.	673,766	24,066,922
Lindsay Corp.[b]	277,179	21,134,899
Lydall Inc.[a,b]	397,108	12,596,266
Mueller Industries Inc.	1,306,461	47,202,436
Standex International Corp.	293,913	24,139,075
Tennant Co.	423,915	27,711,324
Titan International Inc.	1,246,843	11,670,450
Toro Co. (The)	1,277,308	89,564,837
Watts Water Technologies Inc. Class A	652,360	35,899,371

		589,452,268

Security	Shares	Value

MARINE — 0.26%
Matson Inc.	994,266	$41,918,255

		41,918,255
MEDIA — 0.44%
EW Scripps Co. (The) Class Aa,b	1,198,120	34,074,533
Harte-Hanks Inc.	986,331	7,693,382
Scholastic Corp.	618,157	25,307,348
Sizmek Inc.[a,b]	517,317	3,755,721

		70,830,984
METALS & MINING — 1.32%
AK Steel Holding Corp.[a,b]	4,108,817	18,366,412
AM Castle & Co.[a,b]	449,259	1,639,795
Century Aluminum Co.[a,b]	1,194,892	16,489,510
Gerber Scientific Inc. Escrow[a]	349,019	3,490
Globe Specialty Metals Inc.	1,478,328	27,969,966
Haynes International Inc.	287,191	12,811,591
Kaiser Aluminum Corp.	405,528	31,181,048
Materion Corp.	464,331	17,844,240
Olympic Steel Inc.	214,677	2,889,552
RTI International Metals Inc.[a]	707,513	25,406,792
Stillwater Mining Co.[a,b]	2,769,231	35,778,465
SunCoke Energy Inc.	1,525,499	22,790,955

		213,171,816
MULTI-UTILITIES — 0.64%
Avista Corp.	1,316,360	44,993,185
NorthWestern Corp.	1,080,950	58,144,300

		103,137,485
MULTILINE RETAIL — 0.19%
Fred’s Inc. Class A	802,921	13,721,920
Tuesday Morning Corp.[a,b]	1,013,305	16,314,210

		30,036,130
OIL, GAS & CONSUMABLE FUELS — 1.59%
Approach Resources Inc.[a,b]	864,619	5,697,839
Arch Coal Inc.[a,b]	4,997,685	4,997,185
Bill Barrett Corp.[a,b]	1,151,295	9,555,749
Bonanza Creek Energy Inc.[a]	885,813	21,844,149
Carrizo Oil & Gas Inc.[a,b]	1,068,052	53,028,782
Cloud Peak Energy Inc.[a,b]	1,419,493	8,261,449
Comstock Resources Inc.[b]	1,053,435	3,760,763
Contango Oil & Gas Co.[a,b]	366,284	8,058,248
Green Plains Inc.	792,269	22,619,280
Northern Oil and Gas Inc.[a,b]	1,323,393	10,203,360
PDC Energy Inc.[a,b]	903,031	48,799,795
Penn Virginia Corp.[a,b]	1,659,855	10,755,860
PetroQuest Energy Inc.[a,b]	45,214	103,992
Rex Energy Corp.[a,b]	1,161,280	4,319,962
Stone Energy Corp.[a,b]	1,291,743	18,962,787
Swift Energy Co.[a,b]	1,037,193	2,240,337
Synergy Resources Corp.[a,b]	2,081,642	24,667,458

		257,876,995

18

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value

PAPER & FOREST PRODUCTS — 1.47%
Boise Cascade Co.[a]	908,065	$34,016,115
Clearwater Paper Corp.[a]	440,535	28,766,936
Deltic Timber Corp.	255,017	16,894,876
KapStone Paper and Packaging Corp.	1,940,368	63,721,685
Neenah Paper Inc.	384,773	24,063,703
PH Glatfelter Co.	993,314	27,345,935
Schweitzer-Mauduit International Inc.	701,851	32,369,368
Wausau Paper Corp.	1,157,810	11,033,929

		238,212,547
PERSONAL PRODUCTS — 0.13%
Inter Parfums Inc.	394,599	12,871,819
Medifast Inc.[a,b]	257,045	7,703,639

		20,575,458
PHARMACEUTICALS — 1.61%
ANI Pharmaceuticals Inc.[a,b]	189,112	11,828,956
Depomed Inc.[a,b]	1,370,987	30,723,819
Impax Laboratories Inc.[a,b]	1,522,248	71,347,764
Lannett Co. Inc.[a,b]	609,545	41,272,292
Medicines Co. (The)[a,b]	1,506,060	42,199,801
Prestige Brands Holdings Inc.[a,b]	1,199,720	51,455,991
Sagent Pharmaceuticals Inc.[a,b]	525,314	12,213,550

		261,042,173
PROFESSIONAL SERVICES — 1.56%
CDI Corp.	341,247	4,794,520
Exponent Inc.	296,449	26,354,316
Heidrick & Struggles International Inc.	379,577	9,330,003
Insperity Inc.	519,366	27,157,648
Kelly Services Inc. Class A	690,814	12,047,796
Korn/Ferry International	1,159,152	38,101,326
Navigant Consulting Inc.[a]	1,112,159	14,413,581
On Assignment Inc.[a]	1,067,140	40,946,162
Resources Connection Inc.	867,877	15,187,848
TrueBlue Inc.[a,b]	957,919	23,325,328
WageWorks Inc.[a,b]	759,328	40,494,962

		252,153,490
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.57%
Acadia Realty Trust[b]	1,565,877	54,617,790
Agree Realty Corp.[b]	401,639	13,242,038
American Assets Trust Inc.	715,104	30,949,701
Associated Estates Realty Corp.[b]	1,328,528	32,788,071
Aviv REIT Inc.[b]	566,105	20,662,832
Capstead Mortgage Corp.[b]	2,208,066	25,988,937
CareTrust REIT Inc.[b]	643,659	8,728,016
Cedar Realty Trust Inc.[b]	1,714,356	12,840,526
Chesapeake Lodging Trust[b]	1,327,654	44,914,535
CoreSite Realty Corp.[b]	492,526	23,976,166
Cousins Properties Inc.	4,718,829	50,019,587
DiamondRock Hospitality Co.[b]	4,600,524	65,005,404
EastGroup Properties Inc.[b]	733,660	44,122,312
Education Realty Trust Inc.[b]	842,948	29,823,500
EPR Properties[b]	1,308,891	78,572,727
Franklin Street Properties Corp.[b]	2,054,597	26,339,934
GEO Group Inc. (The)	1,702,439	74,464,682

Security	Shares	Value

Getty Realty Corp.[b]	604,123	$10,995,039
Government Properties Income Trust[b]	1,434,114	32,769,505
Healthcare Realty Trust Inc.[b]	2,281,079	63,368,375
Inland Real Estate Corp.[b]	2,039,538	21,802,661
Kite Realty Group Trust[b]	1,916,389	53,984,678
Lexington Realty Trust[b]	4,854,705	47,721,750
LTC Properties Inc.[b]	818,128	37,633,888
Medical Properties Trust Inc.[b]	4,788,971	70,589,433
Parkway Properties Inc./Mdb	1,938,481	33,632,645
Pennsylvania REIT[b]	1,588,405	36,898,648
Post Properties Inc.[b]	1,252,708	71,316,666
PS Business Parks Inc.[b]	446,089	37,043,231
Retail Opportunity Investments Corp.[b]	2,142,513	39,207,988
Sabra Health Care REIT Inc.[b]	1,360,754	45,108,995
Saul Centers Inc.	259,783	14,859,588
Sovran Self Storage Inc.[b]	815,846	76,640,573
Summit Hotel Properties Inc.	1,981,775	27,883,574
Universal Health Realty Income Trust[b]	259,563	14,600,419
Urstadt Biddle Properties Inc. Class Ab	583,572	13,457,170

		1,386,571,584
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
Forestar Group Inc.[a,b]	779,140	12,287,038

		12,287,038
ROAD & RAIL — 0.94%
ArcBest Corp.	557,484	21,123,069
Celadon Group Inc.	510,387	13,892,734
Heartland Express Inc.[b]	1,273,802	30,265,536
Knight Transportation Inc.	1,399,812	45,143,937
Roadrunner Transportation Systems Inc.[a,b]	641,568	16,212,423
Saia Inc.[a,b]	568,829	25,199,125

		151,836,824
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.72%
Advanced Energy Industries Inc.[a,b]	880,400	22,591,064
Brooks Automation Inc.	1,543,996	17,956,674
Cabot Microelectronics Corp.[a]	546,020	27,284,619
CEVA Inc.[a,b]	469,637	10,012,661
Cirrus Logic Inc.[a,b]	1,439,735	47,885,586
Cohu Inc.	594,611	6,505,044
Diodes Inc.[a,b]	844,183	24,109,867
DSP Group Inc.[a]	509,349	6,102,001
Entropic Communications Inc.[a,b]	2,115,515	6,261,924
Exar Corp.[a,b]	1,094,092	10,995,625
Kopin Corp.[a]	1,401,289	4,932,537
Kulicke & Soffa Industries Inc.[a]	1,768,765	27,645,797
Micrel Inc.	1,030,375	15,538,055
Microsemi Corp.[a]	2,182,085	77,245,809
MKS Instruments Inc.	1,222,220	41,323,258
Monolithic Power Systems Inc.	830,380	43,719,507
Nanometrics Inc.[a,b]	555,523	9,343,897
Pericom Semiconductor Corp.	464,255	7,182,025
Power Integrations Inc.	675,040	35,156,083
Rudolph Technologies Inc.[a,b]	751,989	8,286,919
Synaptics Inc.[a,b]	842,452	68,495,560
Tessera Technologies Inc.	1,082,403	43,599,193
Ultratech Inc.[a,b]	635,211	11,014,559
Veeco Instruments Inc.[a,b]	929,746	28,403,740

		601,592,004

19

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value

SOFTWARE — 2.84%
Blackbaud Inc.	1,062,737	$50,352,479
Bottomline Technologies de Inc.[a,b]	870,627	23,829,061
Ebix Inc.[b]	676,581	20,554,531
Epiq Systems Inc.	726,720	13,030,090
Interactive Intelligence Group Inc.[a,b]	394,752	16,255,887
Manhattan Associates Inc.[a]	1,703,289	86,203,456
MicroStrategy Inc. Class Aa	208,348	35,250,398
Monotype Imaging Holdings Inc.	905,619	29,559,404
NetScout Systems Inc.[a,b]	863,270	37,854,390
Progress Software Corp.[a,b]	1,160,014	31,517,580
Synchronoss Technologies Inc.[a,b]	839,686	39,851,498
Take-Two Interactive Software Inc.[a,b]	1,938,657	49,348,514
Tangoe Inc.[a,b]	841,541	11,613,266
VASCO Data Security International Inc.[a,b]	671,539	14,464,950

		459,685,504
SPECIALTY RETAIL — 4.33%
Aeropostale Inc.[a,b]	1,853,617	6,432,051
Barnes & Noble Inc.[a,b]	1,044,362	24,803,597
Big 5 Sporting Goods Corp.	419,052	5,560,820
Brown Shoe Co. Inc.	1,007,721	33,053,249
Buckle Inc. (The)[b]	646,113	33,009,913
Cato Corp. (The) Class A	591,364	23,418,014
Children’s Place Inc. (The)	488,210	31,338,200
Christopher & Banks Corp.[a,b]	866,465	4,817,545
Finish Line Inc. (The) Class A	1,075,940	26,382,049
Francesca’s Holdings Corp.[a,b]	977,991	17,408,240
Genesco Inc.[a]	554,127	39,470,466
Group 1 Automotive Inc.	489,719	42,277,441
Haverty Furniture Companies Inc.	479,444	11,928,567
Hibbett Sports Inc.[a,b]	575,965	28,256,843
Kirkland’s Inc.[a,b]	342,343	8,130,646
Lithia Motors Inc. Class A	524,116	52,102,372
Lumber Liquidators Holdings Inc.[a,b]	623,480	19,190,714
MarineMax Inc.[a,b]	576,227	15,275,778
Men’s Wearhouse Inc. (The)	1,048,679	54,741,044
Monro Muffler Brake Inc.[b]	727,678	47,335,454
Outerwall Inc.[b]	435,725	28,810,137
Pep Boys-Manny Moe & Jack (The)[a]	1,239,044	11,919,603
Select Comfort Corp.[a,b]	1,211,928	41,775,158
Sonic Automotive Inc. Class A	764,494	19,035,901
Stage Stores Inc.	731,080	16,756,354
Stein Mart Inc.	652,940	8,129,103
Vitamin Shoppe Inc.[a,b]	711,338	29,300,012
Zumiez Inc.[a,b]	498,214	20,053,114

		700,712,385
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.63%
Electronics For Imaging Inc.[a,b]	1,076,266	44,934,105
QLogic Corp.[a,b]	2,011,990	29,656,733
Super Micro Computer Inc.[a,b]	814,201	27,039,615

		101,630,453
TEXTILES, APPAREL & LUXURY GOODS — 2.23%
Crocs Inc.[a,b]	1,795,729	21,207,559
G-III Apparel Group Ltd.[a,b]	438,377	49,383,169
Iconix Brand Group Inc.[a,b]	1,098,718	36,993,835
Movado Group Inc.	419,915	11,975,976

Security	Shares	Value

Oxford Industries Inc.	334,002	$25,200,451
Perry Ellis International Inc.[a,b]	277,222	6,420,461
Quiksilver Inc.[a,b]	912,461	1,688,053
Skechers U.S.A. Inc. Class Aa,b	943,055	67,815,085
Steven Madden Ltd.[a,b]	1,285,940	48,865,720
Unifi Inc.[a]	332,900	12,014,361
Wolverine World Wide Inc.[b]	2,365,337	79,120,523

		360,685,193
THRIFTS & MORTGAGE FINANCE — 1.03%
Astoria Financial Corp.	2,023,116	26,199,352
Bank Mutual Corp.	1,001,649	7,332,071
BofI Holding Inc.[a,b]	305,413	28,415,626
Brookline Bancorp Inc.	1,616,113	16,241,936
Dime Community Bancshares Inc.	696,476	11,213,264
Northwest Bancshares Inc.	2,183,253	25,871,548
Oritani Financial Corp.	865,428	12,591,977
Provident Financial Services Inc.	1,240,803	23,140,976
TrustCo Bank Corp. NY	2,192,521	15,084,544

		166,091,294
TOBACCO — 0.15%
Universal Corp./VA	521,552	24,596,392

		24,596,392
TRADING COMPANIES & DISTRIBUTORS — 0.56%
Applied Industrial Technologies Inc.	943,781	42,791,030
DXP Enterprises Inc.[a]	296,463	13,071,054
Kaman Corp.	624,768	26,508,906
Veritiv Corp.[a,b]	189,305	8,354,030

		90,725,020
WATER UTILITIES — 0.22%
American States Water Co.	879,819	35,095,980

		35,095,980
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Spok Holdings Inc.	500,814	9,600,604

		9,600,604

TOTAL COMMON STOCKS
(Cost: $13,541,759,602)		16,173,053,674

SHORT-TERM INVESTMENTS — 9.53%

MONEY MARKET FUNDS — 9.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,450,570,104	1,450,570,104
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	83,800,035	83,800,035

20

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	8,708,028	$8,708,028

		1,543,078,167

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,543,078,167)		1,543,078,167

TOTAL INVESTMENTS IN SECURITIES — 109.46%
(Cost: $15,084,837,769)		17,716,131,841

SHORT POSITIONS[f] — 0.00%

COMMON STOCKS — 0.00%
Journal Media Group Inc.[a]	(43,657)	(406,726)

		(406,726)

TOTAL SHORT POSITIONS
(Proceeds: $406,726)		(406,726)
Other Assets, Less Liabilities — (9.46)%		(1,531,190,010)

NET ASSETS — 100.00%		$16,184,535,105

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	117	Jun. 2015	ICE Markets Equity	$14,612,130	$452,481

See notes to financial statements.	21

Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.68%
AAR Corp.	4,129	$126,760
Aerovironment Inc.[a,b]	2,481	65,771
American Science & Engineering Inc.	924	45,147
B/E Aerospace Inc.[b]	11,088	705,419
Boeing Co. (The)	69,354	10,408,648
Cubic Corp.	2,342	121,245
Curtiss-Wright Corp.	5,076	375,319
Engility Holdings Inc.	1,797	53,982
Esterline Technologies Corp.[a]	3,319	379,760
Exelis Inc.	19,888	484,671
GenCorp. Inc.[a]	6,992	162,145
General Dynamics Corp.	33,319	4,522,388
Honeywell International Inc.	82,764	8,633,113
Huntington Ingalls Industries Inc.	5,093	713,784
KLX Inc.[a]	5,544	213,666
L-3 Communications Holdings Inc.	8,825	1,110,097
Lockheed Martin Corp.	28,368	5,757,569
Moog Inc. Class Aa	4,290	321,965
National Presto Industries Inc.	465	29,476
Northrop Grumman Corp.	21,065	3,390,622
Orbital ATK Inc.	6,324	484,608
Precision Castparts Corp.	14,965	3,142,650
Raytheon Co.	32,432	3,543,196
Rockwell Collins Inc.	13,989	1,350,638
TASER International Inc.[a,b]	5,436	131,062
Teledyne Technologies Inc.[a]	3,859	411,871
Textron Inc.	29,164	1,292,840
Triumph Group Inc.	5,227	312,156
United Technologies Corp.	87,495	10,254,414

		58,544,982
AIR FREIGHT & LOGISTICS — 0.66%
Atlas Air Worldwide Holdings Inc.[a]	2,764	118,907
CH Robinson Worldwide Inc.	15,341	1,123,268
Expeditors International of Washington Inc.	20,306	978,343
FedEx Corp.	27,858	4,609,106
Forward Air Corp.	3,333	180,982
Hub Group Inc. Class Aa	3,724	146,316
United Parcel Service Inc. Class B	73,333	7,108,901
UTi Worldwide Inc.[a]	9,225	113,468

		14,379,291
AIRLINES — 0.59%
Alaska Air Group Inc.	13,780	911,960
Allegiant Travel Co.	1,451	279,013
American Airlines Group Inc.	75,848	4,003,257
Delta Air Lines Inc.	87,457	3,932,067
JetBlue Airways Corp.[a,b]	27,457	528,547
Republic Airways Holdings Inc.[a]	5,209	71,624
SkyWest Inc.	5,106	74,599
Southwest Airlines Co.	71,463	3,165,811

		12,966,878

Security	Shares	Value

AUTO COMPONENTS — 0.44%
BorgWarner Inc.	24,014	$1,452,367
Dana Holding Corp.	17,832	377,325
Delphi Automotive PLC	30,866	2,461,255
Dorman Products Inc.[a,b]	3,248	161,588
Drew Industries Inc.	2,673	164,496
Gentex Corp./MI	30,622	560,383
Goodyear Tire & Rubber Co. (The)	28,701	777,223
Johnson Controls Inc.	69,770	3,519,199
Standard Motor Products Inc.	2,355	99,522
Superior Industries International Inc.	2,328	44,069

		9,617,427
AUTOMOBILES — 0.64%
Ford Motor Co.	418,306	6,751,459
General Motors Co.	143,036	5,363,850
Harley-Davidson Inc.	22,521	1,367,925
Thor Industries Inc.	5,008	316,556
Winnebago Industries Inc.	2,818	59,911

		13,859,701
BANKS — 5.78%
Associated Banc-Corp.	16,483	306,584
BancorpSouth Inc.	9,178	213,113
Bank of America Corp.	1,112,360	17,119,220
Bank of Hawaii Corp.	4,654	284,871
Bank of the Ozarks Inc.	7,426	274,242
Banner Corp.	2,305	105,799
BB&T Corp.	75,898	2,959,263
BBCN Bancorp Inc.	9,117	131,923
Boston Private Financial Holdings Inc.	9,154	111,221
Cardinal Financial Corp.	3,199	63,916
Cathay General Bancorp	8,190	233,005
Citigroup Inc.	320,806	16,527,925
City Holding Co.	1,464	68,852
City National Corp./CA	5,066	451,279
Columbia Banking System Inc.	5,512	159,683
Comerica Inc.	19,028	858,734
Commerce Bancshares Inc./MO	8,633	365,349
Community Bank System Inc.	4,145	146,692
Cullen/Frost Bankers Inc.	5,910	408,263
CVB Financial Corp.	10,255	163,465
East West Bancorp Inc.	15,270	617,824
Fifth Third Bancorp	86,795	1,636,086
First BanCorp/Puerto Rico[a]	11,493	71,257
First Commonwealth Financial Corp.	9,126	82,134
First Financial Bancorp	6,954	123,851
First Financial Bankshares Inc.	7,088	195,912
First Horizon National Corp.	24,286	347,047
First Midwest Bancorp Inc./IL	8,472	147,159
First Niagara Financial Group Inc.	36,468	322,377
FirstMerit Corp.	17,117	326,250
FNB Corp./PA	17,953	235,902
Fulton Financial Corp.	20,334	250,922
Glacier Bancorp Inc.	8,213	206,557
Hancock Holding Co.	8,742	261,036
Hanmi Financial Corp.	3,660	77,409
Home BancShares Inc./AR	6,060	205,373
Huntington Bancshares Inc./OH	85,569	945,537
Independent Bank Corp./Rockland MA	2,757	120,950
International Bancshares Corp.	6,404	166,696

22

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

JPMorgan Chase & Co.	394,238	$23,882,938
KeyCorp	90,652	1,283,632
LegacyTexas Financial Group Inc.	3,643	82,805
M&T Bank Corp.	13,926	1,768,602
MB Financial Inc.	7,076	221,550
National Penn Bancshares Inc.	12,521	134,851
NBT Bancorp Inc.	4,609	115,502
OFG Bancorp	4,712	76,900
Old National Bancorp/IN	11,952	169,599
PacWest Bancorp	10,165	476,637
Pinnacle Financial Partners Inc.	3,734	166,014
PNC Financial Services Group Inc. (The)[c]	55,202	5,147,034
PrivateBancorp Inc.	7,494	263,564
Prosperity Bancshares Inc.	6,350	333,248
Regions Financial Corp.	143,394	1,355,073
S&T Bancorp Inc.	3,383	96,010
Signature Bank/New York NYa	5,366	695,326
Simmons First National Corp. Class A	1,827	83,074
Southside Bancshares Inc.	2,316	66,446
Sterling Bancorp/DE	9,483	127,167
SunTrust Banks Inc.	55,464	2,279,016
Susquehanna Bancshares Inc.	19,357	265,384
SVB Financial Group[a]	5,396	685,508
Synovus Financial Corp.	14,667	410,823
Talmer Bancorp Inc. Class A	6,086	93,207
TCF Financial Corp.	17,506	275,194
Texas Capital Bancshares Inc.[a,b]	4,933	239,990
Tompkins Financial Corp.	1,350	72,698
Trustmark Corp.	6,958	168,940
U.S. Bancorp/MN	188,527	8,232,974
UMB Financial Corp.	4,129	218,383
Umpqua Holdings Corp.	22,750	390,845
United Bankshares Inc./WVb	6,515	244,834
United Community Banks Inc./GA	4,581	86,489
Valley National Bancorp	22,853	215,732
Webster Financial Corp.	9,605	355,865
Wells Fargo & Co.	496,020	26,983,488
Westamerica Bancorp.	2,796	120,815
Wilshire Bancorp Inc.	7,810	77,866
Wintrust Financial Corp.	5,103	243,311
Zions BanCorp.	21,249	573,723

		126,074,735
BEVERAGES — 1.91%
Boston Beer Co. Inc. (The)[a,b]	959	256,437
Brown-Forman Corp. Class B	16,535	1,493,937
Coca-Cola Co. (The)	415,169	16,835,103
Coca-Cola Enterprises Inc.	23,111	1,021,506
Constellation Brands Inc. Class Aa	17,657	2,051,920
Dr. Pepper Snapple Group Inc.	20,449	1,604,838
Molson Coors Brewing Co. Class B	16,869	1,255,897
Monster Beverage Corp.[a]	15,464	2,140,140
PepsiCo Inc.	156,890	15,001,822

		41,661,600
BIOTECHNOLOGY — 2.76%
Acorda Therapeutics Inc.[a,b]	4,537	150,991
Alexion Pharmaceuticals Inc.[a]	21,373	3,703,941
Amgen Inc.	80,107	12,805,104
Biogen Inc.[a]	24,834	10,485,908
Celgene Corp.[a]	84,659	9,759,489
Emergent BioSolutions Inc.[a]	3,364	96,749

Security	Shares	Value

Gilead Sciences Inc.[a]	157,628	$15,468,036
Ligand Pharmaceuticals Inc.[a,b]	1,867	143,964
Momenta Pharmaceuticals Inc.[a,b]	5,142	78,158
Regeneron Pharmaceuticals Inc.[a]	7,799	3,521,093
Repligen Corp.[a,b]	3,172	96,302
Spectrum Pharmaceuticals Inc.[a,b]	7,399	44,912
United Therapeutics Corp.[a]	5,014	864,589
Vertex Pharmaceuticals Inc.[a]	25,602	3,020,268

		60,239,504
BUILDING PRODUCTS — 0.20%
AAON Inc.	4,227	103,688
Allegion PLC	10,134	619,897
American Woodmark Corp.[a]	1,300	71,149
AO Smith Corp.	7,949	521,931
Apogee Enterprises Inc.	3,224	139,277
Fortune Brands Home & Security Inc.	16,545	785,557
Gibraltar Industries Inc.[a]	3,229	52,988
Griffon Corp.	4,672	81,433
Lennox International Inc.	4,318	482,277
Masco Corp.	37,400	998,580
PGT Inc.[a]	5,170	57,775
Quanex Building Products Corp.	3,714	73,314
Simpson Manufacturing Co. Inc.	4,652	173,845
Universal Forest Products Inc.	1,978	109,740

		4,271,451
CAPITAL MARKETS — 2.20%
Affiliated Managers Group Inc.[a]	5,812	1,248,301
Ameriprise Financial Inc.	19,419	2,540,782
Bank of New York Mellon Corp. (The)	118,115	4,752,948
BlackRock Inc.[c]	13,394	4,900,061
Calamos Asset Management Inc. Class A	1,889	25,407
Charles Schwab Corp. (The)	122,000	3,713,680
E*TRADE Financial Corp.[a,b]	30,543	872,155
Eaton Vance Corp.	12,535	521,957
Evercore Partners Inc. Class A	4,000	206,640
Federated Investors Inc. Class B	10,264	347,847
Financial Engines Inc.	5,551	232,198
Franklin Resources Inc.	41,194	2,114,076
FXCM Inc. Class A	3,965	8,446
Goldman Sachs Group Inc. (The)	42,839	8,052,447
Greenhill & Co. Inc.	2,747	108,919
HFF Inc. Class A	3,320	124,633
Interactive Brokers Group Inc. Class A	6,010	204,460
Invesco Ltd.	45,312	1,798,433
Investment Technology Group Inc.[a]	3,372	102,205
Janus Capital Group Inc.	15,300	263,007
Legg Mason Inc.	10,465	577,668
Morgan Stanley	163,031	5,818,576
Northern Trust Corp.	23,200	1,615,880
Piper Jaffray Companies[a]	1,841	96,579
Raymond James Financial Inc.	13,300	755,174
SEI Investments Co.	13,560	597,861
State Street Corp.	43,726	3,215,173
Stifel Financial Corp.[a]	6,923	385,957
T Rowe Price Group Inc.	27,300	2,210,754
Virtus Investment Partners Inc.	718	93,893
Waddell & Reed Financial Inc. Class A	8,760	433,970

		47,940,087

23

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

CHEMICALS — 2.44%
A Schulman Inc.	3,210	$154,722
Air Products & Chemicals Inc.	20,390	3,084,599
Airgas Inc.	7,031	746,059
Albemarle Corp.	11,837	625,467
American Vanguard Corp.	2,348	24,936
Ashland Inc.	6,762	860,870
Balchem Corp.	3,405	188,569
Cabot Corp.	6,851	308,295
Calgon Carbon Corp.	5,592	117,823
CF Industries Holdings Inc.	5,112	1,450,172
Cytec Industries Inc.	7,745	418,540
Dow Chemical Co. (The)	115,355	5,534,733
Eastman Chemical Co.	15,688	1,086,551
Ecolab Inc.	28,460	3,255,255
EI du Pont de Nemours & Co.	95,477	6,823,741
Flotek Industries Inc.[a]	5,162	76,088
FMC Corp.	14,160	810,660
FutureFuel Corp.	2,343	24,063
Hawkins Inc.	928	35,255
HB Fuller Co.	5,481	234,970
Innophos Holdings Inc.	2,284	128,726
International Flavors & Fragrances Inc.	8,610	1,010,814
Intrepid Potash Inc.[a]	5,497	63,490
Koppers Holdings Inc.	1,900	37,392
Kraton Performance Polymers Inc.[a]	3,256	65,804
LSB Industries Inc.[a]	1,863	76,998
LyondellBasell Industries NV Class A	42,031	3,690,322
Minerals Technologies Inc.	3,700	270,470
Monsanto Co.	50,903	5,728,624
Mosaic Co. (The)	33,195	1,528,962
NewMarket Corp.	1,129	539,436
Olin Corp.	8,295	265,772
OM Group Inc.	3,257	97,808
PolyOne Corp.	9,758	364,461
PPG Industries Inc.	14,467	3,262,887
Praxair Inc.	30,592	3,693,678
Quaker Chemical Corp.	1,361	116,556
Rayonier Advanced Materials Inc.	4,507	67,154
RPM International Inc.	14,219	682,370
Scotts Miracle-Gro Co. (The) Class A	4,592	308,445
Sensient Technologies Corp.	5,078	349,773
Sherwin-Williams Co. (The)	8,568	2,437,596
Sigma-Aldrich Corp.	12,488	1,726,466
Stepan Co.	2,231	92,943
Tredegar Corp.	3,075	61,838
Valspar Corp. (The)	8,121	682,408
Zep Inc.	2,275	38,743

		53,251,304
COMMERCIAL SERVICES & SUPPLIES — 0.63%
ABM Industries Inc.	5,341	170,164
ADT Corp. (The)	18,381	763,179
Brady Corp. Class A	5,034	142,412
Brink’s Co. (The)	5,097	140,830
Cintas Corp.	10,186	831,483
Clean Harbors Inc.[a]	5,619	319,047
Copart Inc.[a]	12,130	455,724
Deluxe Corp.	5,145	356,446
G&K Services Inc. Class A	2,015	146,148
Healthcare Services Group Inc.	7,365	236,637

Security	Shares	Value

Herman Miller Inc.	6,529	$181,245
HNI Corp.	4,622	254,996
Interface Inc.	7,410	153,980
Matthews International Corp. Class A	3,178	163,699
Mobile Mini Inc.	4,987	212,646
MSA Safety Inc.	3,212	160,215
Pitney Bowes Inc.	20,935	488,204
Republic Services Inc.	26,751	1,085,020
Rollins Inc.	10,494	259,517
RR Donnelley & Sons Co.	21,201	406,847
Stericycle Inc.[a,b]	8,967	1,259,236
Tetra Tech Inc.	6,900	165,738
Tyco International PLC	43,916	1,891,023
U.S. Ecology Inc.	2,282	114,031
UniFirst Corp./MA	1,595	187,715
United Stationers Inc.	4,164	170,682
Viad Corp.	1,900	52,858
Waste Connections Inc.	13,269	638,770
Waste Management Inc.	44,830	2,431,131

		13,839,623
COMMUNICATIONS EQUIPMENT — 1.55%
ADTRAN Inc.	5,626	105,037
ARRIS Group Inc.[a]	13,866	400,658
Bel Fuse Inc. Class B	933	17,755
Black Box Corp.	1,833	38,365
CalAmp Corp.[a,b]	4,240	68,646
Ciena Corp.[a,b]	11,505	222,162
Cisco Systems Inc.	539,786	14,857,610
Comtech Telecommunications Corp.	1,886	54,600
Digi International Inc.[a]	2,755	27,495
F5 Networks Inc.[a]	7,766	892,624
Harmonic Inc.[a]	10,246	75,923
Harris Corp.	11,074	872,188
InterDigital Inc./PA	4,103	208,186
Ixia[a,b]	7,117	86,329
JDS Uniphase Corp.[a,b]	24,462	320,941
Juniper Networks Inc.	38,108	860,479
Motorola Solutions Inc.	20,067	1,337,867
NETGEAR Inc.[a]	3,632	119,420
Plantronics Inc.	4,569	241,928
Polycom Inc.[a]	14,861	199,137
QUALCOMM Inc.	174,622	12,108,289
Riverbed Technology Inc.[a,b]	16,626	347,650
ViaSat Inc.[a,b]	4,557	271,643

		33,734,932
CONSTRUCTION & ENGINEERING — 0.16%
AECOM[a,b]	16,497	508,438
Aegion Corp.[a]	4,106	74,113
Comfort Systems USA Inc.	4,109	86,453
Dycom Industries Inc.[a]	3,792	185,201
EMCOR Group Inc.	6,916	321,387
Fluor Corp.	15,550	888,838
Granite Construction Inc.	3,674	129,105
Jacobs Engineering Group Inc.[a]	13,887	627,137
KBR Inc.	132	1,911
Orion Marine Group Inc.[a]	2,763	24,480
Quanta Services Inc.[a]	22,740	648,772

		3,495,835

24

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.12%
Eagle Materials Inc.	5,406	$451,725
Headwaters Inc.[a]	8,293	152,094
Martin Marietta Materials Inc.	6,531	913,034
Vulcan Materials Co.	13,811	1,164,267

		2,681,120
CONSUMER FINANCE — 0.76%
American Express Co.	92,844	7,252,973
Capital One Financial Corp.	58,517	4,612,310
Cash America International Inc.	2,824	65,799
Discover Financial Services	47,468	2,674,822
Encore Capital Group Inc.[a,b]	2,724	113,291
Enova International Inc.[a]	2,633	51,844
Ezcorp Inc. Class Aa	5,534	50,525
First Cash Financial Services Inc.[a]	2,891	134,489
Green Dot Corp. Class Aa,b	4,148	66,036
Navient Corp.	42,997	874,129
PRA Group Inc.[a,b]	5,150	279,748
SLM Corp.	44,709	414,900
World Acceptance Corp.[a,b]	1,002	73,066

		16,663,932
CONTAINERS & PACKAGING — 0.34%
AptarGroup Inc.	6,898	438,161
Avery Dennison Corp.	9,702	513,333
Ball Corp.	14,357	1,014,178
Bemis Co. Inc.	10,560	489,034
Greif Inc. Class A	3,654	143,493
MeadWestvaco Corp.	17,612	878,310
Myers Industries Inc.	2,806	49,189
Owens-Illinois Inc.[a]	17,565	409,616
Packaging Corp. of America	10,454	817,398
Rock-Tenn Co. Class A	14,653	945,119
Sealed Air Corp.	22,274	1,014,803
Silgan Holdings Inc.	4,575	265,945
Sonoco Products Co.	10,739	488,195

		7,466,774
DISTRIBUTORS — 0.12%
Genuine Parts Co.	16,014	1,492,345
LKQ Corp.[a]	31,786	812,450
Pool Corp.	4,652	324,523
VOXX International Corp.[a]	1,874	17,166

		2,646,484
DIVERSIFIED CONSUMER SERVICES — 0.14%
American Public Education Inc.[a]	1,841	55,193
Apollo Education Group Inc.[a]	10,063	190,392
Capella Education Co.	1,295	84,020
Career Education Corp.[a]	6,018	30,271
DeVry Education Group Inc.	6,044	201,628
Graham Holdings Co. Class B	462	484,929
H&R Block Inc.	29,021	930,703
Regis Corp.[a]	5,206	85,170
Service Corp. International/U.S.	21,877	569,896
Sotheby’s	6,616	279,592
Strayer Education Inc.[a]	1,081	57,736

Security	Shares	Value

Universal Technical Institute Inc.	2,268	$21,773

		2,991,303
DIVERSIFIED FINANCIAL SERVICES — 1.91%
Berkshire Hathaway Inc. Class Ba	192,838	27,830,380
CBOE Holdings Inc.	8,802	505,279
CME Group Inc./IL	33,374	3,160,851
Intercontinental Exchange Inc.	11,855	2,765,416
Leucadia National Corp.	33,630	749,613
MarketAxess Holdings Inc.	4,054	336,077
McGraw Hill Financial Inc.	28,922	2,990,535
Moody’s Corp.	18,933	1,965,245
MSCI Inc.	11,686	716,469
NASDAQ OMX Group Inc. (The)	12,531	638,329

		41,658,194
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.05%
8x8 Inc.[a]	10,488	88,099
AT&T Inc.[b]	548,815	17,918,810
Atlantic Tele-Network Inc.	1,184	81,956
CenturyLink Inc.	59,913	2,069,994
Cincinnati Bell Inc.[a]	20,745	73,230
Consolidated Communications Holdings Inc.	4,947	100,919
Frontier Communications Corp.	106,397	750,099
General Communication Inc. Class Aa	3,657	57,634
Iridium Communications Inc.[a,b]	8,273	80,331
Level 3 Communications Inc.[a]	30,328	1,632,860
Lumos Networks Corp.	2,480	37,845
Verizon Communications Inc.	439,400	21,368,022
Windstream Holdings Inc.	63,308	468,479

		44,728,278
ELECTRIC UTILITIES — 1.69%
ALLETE Inc.	4,414	232,883
American Electric Power Co. Inc.	51,602	2,902,612
Cleco Corp.	6,467	352,581
Duke Energy Corp.	74,816	5,744,372
Edison International	34,187	2,135,662
El Paso Electric Co.	4,181	161,554
Entergy Corp.	19,015	1,473,472
Eversource Energy	33,211	1,677,820
Exelon Corp.	90,678	3,047,688
FirstEnergy Corp.	44,354	1,555,051
Great Plains Energy Inc.	16,010	427,147
Hawaiian Electric Industries Inc.	11,030	354,284
IDACORP Inc.	5,222	328,307
NextEra Energy Inc.	46,894	4,879,321
OGE Energy Corp.	20,907	660,870
Pepco Holdings Inc.	26,457	709,841
Pinnacle West Capital Corp.	11,521	734,464
PNM Resources Inc.	7,838	228,870
PPL Corp.	70,188	2,362,528
Southern Co. (The)	96,214	4,260,356
UIL Holdings Corp.	5,904	303,584
Westar Energy Inc.	13,877	537,872
Xcel Energy Inc.	53,283	1,854,781

		36,925,920
ELECTRICAL EQUIPMENT — 0.60%
Acuity Brands Inc.	4,599	773,368

25

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

AMETEK Inc.	25,815	$1,356,320
AZZ Inc.	2,779	129,474
Eaton Corp. PLC	49,998	3,396,864
Emerson Electric Co.	72,695	4,115,991
Encore Wire Corp.	1,880	71,214
EnerSys	4,737	304,305
Franklin Electric Co. Inc.	4,198	160,112
General Cable Corp.	5,130	88,390
Hubbell Inc. Class B	5,800	635,796
Powell Industries Inc.	915	30,899
Regal-Beloit Corp.	4,621	369,310
Rockwell Automation Inc.	14,309	1,659,701
Vicor Corp.[a]	1,884	28,637

		13,120,381
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.84%
Agilysys Inc.[a,b]	1,438	14,150
Amphenol Corp. Class A	32,629	1,922,827
Anixter International Inc.[a]	3,012	229,304
Arrow Electronics Inc.[a]	10,210	624,341
Avnet Inc.	14,353	638,708
Badger Meter Inc.	1,694	101,538
Belden Inc.	4,594	429,815
Benchmark Electronics Inc.[a]	5,351	128,585
Checkpoint Systems Inc.	4,160	45,011
Cognex Corp.[a]	9,340	463,171
Coherent Inc.[a]	2,743	178,185
Corning Inc.	134,635	3,053,522
CTS Corp.	3,267	58,773
Daktronics Inc.	3,736	40,386
DTS Inc./CAa	1,808	61,599
Electro Scientific Industries Inc.	2,343	14,480
Fabrinet[a]	2,754	52,298
FARO Technologies Inc.[a]	1,819	113,014
FEI Co.	4,306	328,720
FLIR Systems Inc.	14,756	461,568
II-VI Inc.[a]	5,562	102,675
Ingram Micro Inc. Class Aa	16,556	415,887
Insight Enterprises Inc.[a]	4,601	131,220
IPG Photonics Corp.[a,b]	3,683	341,414
Itron Inc.[a]	4,158	151,809
Jabil Circuit Inc.	20,268	473,866
Keysight Technologies Inc.[a]	17,491	649,791
Knowles Corp.[a,b]	9,220	177,669
Littelfuse Inc.	2,406	239,132
Mercury Systems Inc.[a]	3,194	49,667
Methode Electronics Inc.	4,216	198,321
MTS Systems Corp.	1,733	131,101
National Instruments Corp.	10,717	343,373
Newport Corp.[a]	4,591	87,504
OSI Systems Inc.[a]	1,891	140,426
Park Electrochemical Corp.	2,648	57,091
Plexus Corp.[a]	3,664	149,381
Rofin-Sinar Technologies Inc.[a]	2,796	67,747
Rogers Corp.[a]	2,033	167,133
Sanmina Corp.[a]	8,758	211,856
ScanSource Inc.[a]	3,207	130,365
SYNNEX Corp.	2,874	222,016
TE Connectivity Ltd.	42,886	3,071,495
Tech Data Corp.[a]	4,131	238,648
Trimble Navigation Ltd.[a]	27,324	688,565
TTM Technologies Inc.[a]	5,493	49,492
Vishay Intertechnology Inc.	14,275	197,280

Security	Shares	Value

Zebra Technologies Corp. Class Aa	5,456	$494,941

		18,339,860
ENERGY EQUIPMENT & SERVICES — 1.29%
Atwood Oceanics Inc.	6,477	182,069
Baker Hughes Inc.	45,322	2,881,573
Basic Energy Services Inc.[a]	4,100	28,413
Bristow Group Inc.	3,703	201,628
C&J Energy Services Ltd.[a]	4,567	50,831
Cameron International Corp.[a]	20,816	939,218
CARBO Ceramics Inc.[b]	2,208	67,366
Diamond Offshore Drilling Inc.[b]	64	1,715
Dresser-Rand Group Inc.[a]	8,172	656,620
Dril-Quip Inc.[a,b]	4,203	287,443
Ensco PLC Class A	24,416	514,445
Era Group Inc.[a]	1,898	39,554
Exterran Holdings Inc.	7,013	235,426
FMC Technologies Inc.[a]	24,532	907,929
Geospace Technologies Corp.[a,b]	1,378	22,751
Gulf Island Fabrication Inc.	1,404	20,863
Gulfmark Offshore Inc. Class A	2,646	34,504
Halliburton Co.	89,847	3,942,486
Helix Energy Solutions Group Inc.[a]	10,132	151,575
Helmerich & Payne Inc.	11,470	780,763
Hornbeck Offshore Services Inc.[a,b]	3,244	61,020
ION Geophysical Corp.[a]	12,984	28,175
Matrix Service Co.[a]	2,786	48,922
Nabors Industries Ltd.	5,214	71,171
National Oilwell Varco Inc.	43,628	2,180,964
Newpark Resources Inc.[a]	9,189	83,712
Noble Corp. PLC	232	3,313
Oceaneering International Inc.	10,788	581,797
Oil States International Inc.[a]	5,546	220,564
Paragon Offshore PLC[b]	8,821	11,467
Patterson-UTI Energy Inc.	15,239	286,112
Pioneer Energy Services Corp.[a]	6,449	34,954
Rowan Companies PLC Class A	112	1,984
Schlumberger Ltd.	135,019	11,265,985
SEACOR Holdings Inc.[a,b]	1,898	132,234
Superior Energy Services Inc.	16,279	363,673
Tesco Corp.	4,289	48,766
TETRA Technologies Inc.[a]	7,883	48,717
Tidewater Inc.	44	842
Transocean Ltd.[b]	35,482	520,521
U.S. Silica Holdings Inc.[b]	5,558	197,920
Unit Corp.[a]	44	1,231

		28,141,216
FOOD & STAPLES RETAILING — 2.31%
Andersons Inc. (The)	2,776	114,843
Casey’s General Stores Inc.	4,070	366,707
Costco Wholesale Corp.	46,524	7,048,153
CVS Health Corp.	119,115	12,293,859
Kroger Co. (The)	51,785	3,969,838
SpartanNash Co.	3,786	119,486
SUPERVALU Inc.[a]	21,728	252,697
Sysco Corp.	62,047	2,341,033
United Natural Foods Inc.[a]	5,343	411,625
Wal-Mart Stores Inc.	167,003	13,735,997
Walgreens Boots Alliance Inc.	92,205	7,807,920
Whole Foods Market Inc.	37,939	1,975,863

		50,438,021

26

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

FOOD PRODUCTS — 1.70%
Archer-Daniels-Midland Co.	67,357	$3,192,722
B&G Foods Inc.	5,508	162,100
Cal-Maine Foods Inc.[b]	3,372	131,710
Calavo Growers Inc.	1,786	91,836
Campbell Soup Co.	18,930	881,191
ConAgra Foods Inc.	44,722	1,633,695
Darling Ingredients Inc.[a]	17,574	246,212
Dean Foods Co.	9,590	158,523
Diamond Foods Inc.[a]	2,937	95,658
Flowers Foods Inc.	19,898	452,481
General Mills Inc.	63,571	3,598,119
Hain Celestial Group Inc. (The)[a]	10,774	690,075
Hershey Co. (The)	15,526	1,566,729
Hormel Foods Corp.	14,261	810,738
Ingredion Inc.	7,668	596,724
J&J Snack Foods Corp.	1,545	164,851
JM Smucker Co. (The)	10,700	1,238,311
Kellogg Co.	26,542	1,750,445
Keurig Green Mountain Inc.	12,794	1,429,474
Kraft Foods Group Inc.	61,946	5,396,426
Lancaster Colony Corp.	2,000	190,340
McCormick & Co. Inc./MD	13,512	1,041,910
Mead Johnson Nutrition Co.	21,329	2,144,204
Mondelez International Inc. Class A	174,804	6,308,676
Post Holdings Inc.[a]	5,403	253,077
Sanderson Farms Inc.[b]	2,268	180,646
Seneca Foods Corp. Class Aa	925	27,574
Snyder’s-Lance Inc.	5,699	182,140
Tootsie Roll Industries Inc.	1,960	66,499
TreeHouse Foods Inc.[a,b]	4,548	386,671
Tyson Foods Inc. Class A	30,888	1,183,010
WhiteWave Foods Co. (The)[a]	18,510	820,733

		37,073,500
GAS UTILITIES — 0.22%
AGL Resources Inc.	12,713	631,201
Atmos Energy Corp.	10,655	589,222
Laclede Group Inc. (The)	4,693	240,376
National Fuel Gas Co.	8,758	528,370
New Jersey Resources Corp.	9,188	285,379
Northwest Natural Gas Co.	2,757	132,198
ONE Gas Inc.	5,426	234,566
Piedmont Natural Gas Co. Inc.	8,418	310,708
Questar Corp.	18,655	445,108
South Jersey Industries Inc.	3,630	197,036
Southwest Gas Corp.	5,047	293,584
UGI Corp.	18,370	598,678
WGL Holdings Inc.	5,169	291,532

		4,777,958
HEALTH CARE EQUIPMENT & SUPPLIES — 2.39%
Abaxis Inc.	2,304	147,709
Abbott Laboratories	159,561	7,392,461
ABIOMED Inc.[a]	4,059	290,543
Align Technology Inc.[a]	7,503	403,549
Analogic Corp.	1,359	123,533
AngioDynamics Inc.[a]	2,699	48,015
Anika Therapeutics Inc.[a,b]	1,769	72,830
Baxter International Inc.	57,370	3,929,845
Becton Dickinson and Co.	22,767	3,269,114

Security	Shares	Value

Boston Scientific Corp.[a]	139,590	$2,477,722
Cantel Medical Corp.	3,630	172,425
CONMED Corp.	2,798	141,271
Cooper Companies Inc. (The)	5,041	944,784
CR Bard Inc.	7,844	1,312,693
CryoLife Inc.	3,205	33,236
Cyberonics Inc.[a]	2,712	176,063
Cynosure Inc. Class Aa	2,471	75,786
DENTSPLY International Inc.	14,772	751,747
Edwards Lifesciences Corp.[a]	11,318	1,612,362
Greatbatch Inc.[a]	2,780	160,823
Haemonetics Corp.[a]	5,617	252,316
Halyard Health Inc.[a]	5,085	250,182
Hill-Rom Holdings Inc.	5,935	290,815
Hologic Inc.[a]	25,655	847,256
ICU Medical Inc.[a]	1,362	126,857
IDEXX Laboratories Inc.[a,b]	5,027	776,571
Integra LifeSciences Holdings Corp.[a,b]	2,791	172,065
Intuitive Surgical Inc.[a]	3,867	1,952,951
Invacare Corp.	3,237	62,830
Masimo Corp.[a]	5,314	175,256
Medtronic PLC	150,690	11,752,313
Meridian Bioscience Inc.	4,161	79,392
Merit Medical Systems Inc.[a]	5,090	97,983
Natus Medical Inc.[a]	3,350	132,225
Neogen Corp.[a]	4,062	189,817
NuVasive Inc.[a]	5,003	230,088
ResMed Inc.	14,579	1,046,481
Sirona Dental Systems Inc.[a,b]	5,793	521,312
St. Jude Medical Inc.	29,985	1,961,019
STERIS Corp.	6,144	431,739
Stryker Corp.	31,466	2,902,738
SurModics Inc.[a]	1,377	35,843
Teleflex Inc.	4,441	536,606
Thoratec Corp.[a,b]	6,046	253,267
Varian Medical Systems Inc.[a]	10,558	993,402
Vascular Solutions Inc.[a]	1,649	49,998
West Pharmaceutical Services Inc.	7,650	460,607
Zimmer Holdings Inc.	17,856	2,098,437

		52,216,877
HEALTH CARE PROVIDERS & SERVICES — 2.84%
Aceto Corp.	2,761	60,742
Aetna Inc.	37,192	3,962,064
Air Methods Corp.[a,b]	3,644	169,774
Almost Family Inc.[a]	905	40,463
Amedisys Inc.[a]	3,722	99,675
AmerisourceBergen Corp.	21,850	2,483,689
AMN Healthcare Services Inc.[a]	5,077	117,126
AmSurg Corp.[a]	5,024	309,076
Anthem Inc.	28,294	4,368,876
Bio-Reference Laboratories Inc.[a,b]	2,730	96,205
Cardinal Health Inc.	34,832	3,144,285
Centene Corp.[a]	12,362	873,870
Chemed Corp.	1,878	224,233
Cigna Corp.	27,438	3,551,575
Community Health Systems Inc.[a]	12,386	647,540
CorVel Corp.[a]	1,020	35,098
Cross Country Healthcare Inc.[a]	3,217	38,154
DaVita HealthCare Partners Inc.[a]	18,143	1,474,663
Ensign Group Inc. (The)	2,545	119,259
ExamWorks Group Inc.[a,b]	3,611	150,290
Express Scripts Holding Co.[a,b]	77,015	6,682,591

27

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

Hanger Inc.[a]	3,645	$82,705
HCA Holdings Inc.[a]	31,311	2,355,526
Health Net Inc./CAa	8,356	505,454
Healthways Inc.[a,b]	4,141	81,578
Henry Schein Inc.[a]	8,866	1,237,871
Humana Inc.	15,893	2,829,272
IPC Healthcare Inc.[a]	1,803	84,092
Kindred Healthcare Inc.	8,365	199,003
Laboratory Corp. of America Holdings[a]	10,485	1,322,054
Landauer Inc.	932	32,750
LHC Group Inc.[a]	1,422	46,969
LifePoint Hospitals Inc.[a]	4,665	342,644
Magellan Health Inc.[a]	2,818	199,571
McKesson Corp.	24,619	5,568,818
MEDNAX Inc.[a,b]	10,344	750,043
Molina Healthcare Inc.[a,b]	3,247	218,491
Omnicare Inc.	10,292	793,101
Owens & Minor Inc.	6,470	218,945
Patterson Companies Inc.	9,173	447,551
PharMerica Corp.[a]	3,494	98,496
Providence Service Corp. (The)[a]	1,263	67,091
Quest Diagnostics Inc.	15,219	1,169,580
Select Medical Holdings Corp.	10,114	149,991
Tenet Healthcare Corp.[a]	10,523	520,994
UnitedHealth Group Inc.	100,946	11,940,902
Universal Health Services Inc. Class B	9,569	1,126,367
VCA Inc.[a]	8,879	486,747
WellCare Health Plans Inc.[a]	4,582	419,070

		61,944,924
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a]	18,575	222,157
Cerner Corp.[a,b]	31,933	2,339,412
Computer Programs & Systems Inc.	1,284	69,670
HealthStream Inc.[a,b]	2,495	62,874
HMS Holdings Corp.[a,b]	9,622	148,660
MedAssets Inc.[a]	6,423	120,881
Medidata Solutions Inc.[a,b]	5,641	276,635
Omnicell Inc.[a]	3,595	126,184
Quality Systems Inc.	5,123	81,865

		3,448,338
HOTELS, RESTAURANTS & LEISURE — 1.81%
Biglari Holdings Inc.[a]	185	76,609
BJ’s Restaurants Inc.[a,b]	2,281	115,076
Bob Evans Farms Inc./DE	2,386	110,376
Boyd Gaming Corp.[a]	7,798	110,732
Brinker International Inc.	6,803	418,793
Buffalo Wild Wings Inc.[a]	1,998	362,118
Carnival Corp.	47,482	2,271,539
Cheesecake Factory Inc. (The)	4,972	245,269
Chipotle Mexican Grill Inc.[a]	3,271	2,127,916
Cracker Barrel Old Country Store Inc.[b]	2,592	394,347
Darden Restaurants Inc.	13,054	905,164
DineEquity Inc.	1,819	194,651
Domino’s Pizza Inc.	5,874	590,631
International Game Technology	25,940	451,615
International Speedway Corp. Class A	2,781	90,688
Interval Leisure Group Inc.	4,151	108,798
Jack in the Box Inc.	4,023	385,886
Life Time Fitness Inc.[a]	3,761	266,881
Marcus Corp. (The)	1,864	39,685

Security	Shares	Value

Marriott International Inc./MD Class A	22,094	$1,774,590
Marriott Vacations Worldwide Corp.	2,925	237,071
McDonald’s Corp.	101,772	9,916,664
Monarch Casino & Resort Inc.[a]	960	18,374
Panera Bread Co. Class Aa,b	2,667	426,707
Papa John’s International Inc.	3,226	199,399
Pinnacle Entertainment Inc.[a]	2,770	99,969
Popeyes Louisiana Kitchen Inc.[a]	2,409	144,106
Red Robin Gourmet Burgers Inc.[a]	1,407	122,409
Royal Caribbean Cruises Ltd.	17,500	1,432,375
Ruby Tuesday Inc.[a]	6,420	38,584
Ruth’s Hospitality Group Inc.	3,727	59,185
Scientific Games Corp. Class Aa,b	5,593	58,559
Sonic Corp.	5,153	163,350
Starbucks Corp.	79,285	7,508,289
Starwood Hotels & Resorts Worldwide Inc.	18,319	1,529,637
Texas Roadhouse Inc.	6,445	234,791
Wendy’s Co. (The)	29,705	323,785
Wyndham Worldwide Corp.	12,821	1,159,916
Wynn Resorts Ltd.	8,574	1,079,295
Yum! Brands Inc.	46,063	3,626,079

		39,419,908
HOUSEHOLD DURABLES — 0.62%
DR Horton Inc.	34,990	996,515
Ethan Allen Interiors Inc.[b]	2,722	75,236
Garmin Ltd.	12,556	596,661
Harman International Industries Inc.	7,241	967,615
Helen of Troy Ltd.[a,b]	2,835	231,024
iRobot Corp.[a,b]	3,218	105,003
Jarden Corp.[a]	18,865	997,959
KB Home	9,704	151,576
La-Z-Boy Inc.	5,270	148,140
Leggett & Platt Inc.	14,339	660,885
Lennar Corp. Class A	18,829	975,530
M/I Homes Inc.[a]	2,327	55,476
MDC Holdings Inc.	4,160	118,560
Meritage Homes Corp.[a,b]	4,133	201,029
Mohawk Industries Inc.[a]	6,527	1,212,390
Newell Rubbermaid Inc.	28,596	1,117,246
NVR Inc.[a,b]	413	548,737
PulteGroup Inc.	35,507	789,321
Ryland Group Inc. (The)	5,059	246,576
Standard Pacific Corp.[a,b]	15,311	137,799
Tempur Sealy International Inc.[a]	6,487	374,559
Toll Brothers Inc.[a]	16,986	668,229
Tupperware Brands Corp.	5,427	374,572
Universal Electronics Inc.[a]	1,564	88,272
Whirlpool Corp.	8,174	1,651,638

		13,490,548
HOUSEHOLD PRODUCTS — 1.72%
Central Garden and Pet Co. Class Aa	5,476	58,155
Church & Dwight Co. Inc.	13,997	1,195,624
Clorox Co. (The)	13,870	1,531,109
Colgate-Palmolive Co.	90,138	6,250,169
Energizer Holdings Inc.	6,588	909,473
Kimberly-Clark Corp.	38,771	4,152,762
Procter & Gamble Co. (The)	285,554	23,398,295
WD-40 Co.	1,407	124,576

		37,620,163

28

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
AES Corp./VA	68,749	$883,425
NRG Energy Inc.	35,468	893,439

		1,776,864
INDUSTRIAL CONGLOMERATES — 2.08%
3M Co.	67,203	11,085,135
Carlisle Companies Inc.	6,839	633,496
Danaher Corp.	64,929	5,512,472
General Electric Co.	1,064,285	26,404,911
Roper Industries Inc.	10,519	1,809,268

		45,445,282
INSURANCE — 2.80%
ACE Ltd.	34,730	3,872,048
Aflac Inc.	46,622	2,984,274
Alleghany Corp.[a]	1,699	827,413
Allstate Corp. (The)	44,174	3,143,863
American Equity Investment Life Holding Co.	7,779	226,602
American Financial Group Inc./OH	7,792	499,857
American International Group Inc.	135,336	7,415,059
AMERISAFE Inc.	1,840	85,100
Aon PLC	29,774	2,861,877
Arthur J Gallagher & Co.	17,422	814,478
Aspen Insurance Holdings Ltd.	6,474	305,767
Assurant Inc.	7,437	456,706
Brown & Brown Inc.	12,461	412,584
Chubb Corp. (The)	24,542	2,481,196
Cincinnati Financial Corp.	15,637	833,139
eHealth Inc.[a]	1,827	17,137
Employers Holdings Inc.	3,241	87,475
Everest Re Group Ltd.	4,757	827,718
First American Financial Corp.	11,501	410,356
Genworth Financial Inc. Class Aa	2,016	14,737
Hanover Insurance Group Inc. (The)	4,620	335,320
Hartford Financial Services Group Inc. (The)	44,826	1,874,623
HCC Insurance Holdings Inc.	10,223	579,337
HCI Group Inc.	985	45,182
Horace Mann Educators Corp.	4,658	159,304
Infinity Property & Casualty Corp.	1,121	91,978
Kemper Corp.	5,531	215,488
Lincoln National Corp.	27,328	1,570,267
Loews Corp.	31,384	1,281,409
Marsh & McLennan Companies Inc.	56,904	3,191,745
Meadowbrook Insurance Group Inc.	5,491	46,673
Mercury General Corp.	954	55,093
MetLife Inc.	118,423	5,986,283
Montpelier Re Holdings Ltd.	4,092	157,296
Navigators Group Inc. (The)[a]	1,264	98,390
Old Republic International Corp.	26,103	389,979
Primerica Inc.	5,633	286,720
Principal Financial Group Inc.	28,677	1,473,137
ProAssurance Corp.	5,989	274,955
Progressive Corp. (The)	56,224	1,529,293
Prudential Financial Inc.	48,193	3,870,380
Reinsurance Group of America Inc.	7,336	683,642
RenaissanceRe Holdings Ltd.	4,792	477,906
RLI Corp.	4,036	211,527
Safety Insurance Group Inc.	1,346	80,423
Selective Insurance Group Inc.	5,787	168,112
StanCorp Financial Group Inc.	4,331	297,107

Security	Shares	Value

Stewart Information Services Corp.	2,415	$98,146
Torchmark Corp.	13,452	738,784
Travelers Companies Inc. (The)	34,106	3,687,882
United Fire Group Inc.	2,285	72,594
United Insurance Holdings Corp.	1,700	38,250
Universal Insurance Holdings Inc.	2,852	72,983
Unum Group	26,393	890,236
WR Berkley Corp.	10,576	534,194
XL Group PLC	26,991	993,269

		61,135,293
INTERNET & CATALOG RETAIL — 1.21%
Amazon.com Inc.[a]	40,264	14,982,234
Blue Nile Inc.[a]	1,406	44,767
Expedia Inc.	10,318	971,233
FTD Companies Inc.[a]	1,892	56,647
HSN Inc.	3,512	239,624
Netflix Inc.[a]	6,398	2,665,983
NutriSystem Inc.	2,810	56,144
PetMed Express Inc.	1,887	31,173
Priceline Group Inc. (The)[a]	5,499	6,401,661
TripAdvisor Inc.[a]	11,819	982,986

		26,432,452
INTERNET SOFTWARE & SERVICES — 3.13%
Akamai Technologies Inc.[a]	18,828	1,337,635
AOL Inc.[a]	8,102	320,920
Blucora Inc.[a,b]	4,615	63,041
comScore Inc.[a]	3,684	188,621
Dealertrack Technologies Inc.[a,b]	4,598	177,115
Dice Holdings Inc.[a]	3,313	29,552
eBay Inc.[a]	116,668	6,729,410
Equinix Inc.	5,972	1,390,580
Facebook Inc. Class Aa	221,982	18,250,250
Google Inc. Class Aa	30,200	16,751,940
Google Inc. Class Ca	30,262	16,583,576
j2 Global Inc.[b]	4,949	325,051
Liquidity Services Inc.[a]	2,750	27,170
LivePerson Inc.[a]	5,043	51,615
LogMeIn Inc.[a,b]	2,691	150,669
Monster Worldwide Inc.[a]	8,654	54,867
NIC Inc.	6,030	106,550
Perficient Inc.[a]	4,122	85,284
QuinStreet Inc.[a]	2,754	16,386
Rackspace Hosting Inc.[a]	12,554	647,661
Stamps.com Inc.[a]	1,725	116,075
VeriSign Inc.[a,b]	11,412	764,262
XO Group Inc.[a]	2,242	39,616
Yahoo! Inc.[a]	92,358	4,103,928

		68,311,774
IT SERVICES — 3.31%
Accenture PLC Class A	66,419	6,222,796
Acxiom Corp.[a]	7,814	144,481
Alliance Data Systems Corp.[a]	6,689	1,981,616
Automatic Data Processing Inc.	50,396	4,315,913
Broadridge Financial Solutions Inc.	12,598	693,016
CACI International Inc. Class Aa	2,599	233,702
Cardtronics Inc.[a,b]	4,571	171,870
CIBER Inc.[a]	7,819	32,214
Cognizant Technology Solutions Corp. Class Aa	64,166	4,003,317

29

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

Computer Sciences Corp.	14,814	$967,058
Convergys Corp.	10,536	240,958
CoreLogic Inc./U.S.[a]	9,600	338,592
CSG Systems International Inc.	3,653	111,015
DST Systems Inc.	3,132	346,744
ExlService Holdings Inc.[a]	3,103	115,432
Fidelity National Information Services Inc.	29,864	2,032,544
Fiserv Inc.[a]	25,408	2,017,395
Forrester Research Inc.	1,395	51,308
Gartner Inc.[a]	9,302	779,973
Global Payments Inc.	7,066	647,811
Heartland Payment Systems Inc.	4,001	187,447
iGATE Corp.[a]	3,794	161,852
International Business Machines Corp.	97,203	15,601,081
Jack Henry & Associates Inc.	8,548	597,420
Leidos Holdings Inc.	6,599	276,894
ManTech International Corp./VA Class A	2,316	78,605
MasterCard Inc. Class A	103,220	8,917,176
MAXIMUS Inc.	6,936	463,047
NeuStar Inc. Class Aa,b	4,411	108,599
Paychex Inc.	34,200	1,696,833
Science Applications International Corp.	4,190	215,156
Sykes Enterprises Inc.[a]	4,532	112,620
TeleTech Holdings Inc.	1,749	44,512
Teradata Corp.[a,b]	15,665	691,453
Total System Services Inc.	17,555	669,723
VeriFone Systems Inc.[a]	11,897	415,086
Virtusa Corp.[a]	2,736	113,216
Visa Inc. Class A	205,746	13,457,846
Western Union Co. (The)[b]	55,106	1,146,756
WEX Inc.[a]	4,092	439,317
Xerox Corp.	111,582	1,433,829

		72,276,223
LEISURE PRODUCTS — 0.16%
Arctic Cat Inc.	1,395	50,666
Brunswick Corp./DE	9,956	512,236
Callaway Golf Co.	8,340	79,480
Hasbro Inc.	11,986	757,995
Mattel Inc.	35,442	809,850
Polaris Industries Inc.	6,471	913,058
Sturm Ruger & Co. Inc.[b]	2,220	110,179
Vista Outdoor Inc.[a]	6,658	285,095

		3,518,559
LIFE SCIENCES TOOLS & SERVICES — 0.53%
Affymetrix Inc.[a,b]	7,391	92,831
Agilent Technologies Inc.	35,033	1,455,621
Albany Molecular Research Inc.[a]	2,778	48,893
Bio-Rad Laboratories Inc. Class Aa	2,235	302,127
Bio-Techne Corp.	3,827	383,810
Cambrex Corp.[a]	3,600	142,668
Charles River Laboratories International Inc.[a]	5,042	399,780
Luminex Corp.[a]	3,734	59,744
Mettler-Toledo International Inc.[a,b]	3,016	991,208
PAREXEL International Corp.[a,b]	5,892	406,489
PerkinElmer Inc.	11,999	613,629
Thermo Fisher Scientific Inc.	42,070	5,651,684
Waters Corp.[a]	8,818	1,096,254

		11,644,738

Security	Shares	Value

MACHINERY — 1.80%
Actuant Corp. Class A	6,853	$162,690
AGCO Corp.	8,826	420,471
Albany International Corp. Class A	3,256	129,426
Astec Industries Inc.	2,247	96,351
Barnes Group Inc.	5,046	204,313
Briggs & Stratton Corp.	5,093	104,610
Caterpillar Inc.	64,097	5,129,683
CIRCOR International Inc.	1,832	100,210
CLARCOR Inc.	5,183	342,389
Crane Co.	5,344	333,519
Cummins Inc.	17,861	2,476,249
Deere & Co.	36,049	3,161,137
Donaldson Co. Inc.	13,402	505,389
Dover Corp.	17,501	1,209,669
EnPro Industries Inc.	2,428	160,127
ESCO Technologies Inc.	2,748	107,117
Federal Signal Corp.	6,431	101,545
Flowserve Corp.	14,370	811,761
Graco Inc.	6,174	445,516
Harsco Corp.	8,306	143,362
Hillenbrand Inc.	6,463	199,513
IDEX Corp.	8,345	632,801
Illinois Tool Works Inc.	37,047	3,598,746
Ingersoll-Rand PLC	27,863	1,896,913
ITT Corp.	9,731	388,364
John Bean Technologies Corp.	3,307	118,126
Joy Global Inc.	10,534	412,722
Kennametal Inc.	8,298	279,560
Lincoln Electric Holdings Inc.	8,150	532,928
Lindsay Corp.[b]	1,356	103,395
Lydall Inc.[a,b]	1,854	58,809
Mueller Industries Inc.	6,169	222,886
Nordson Corp.	6,102	478,031
Oshkosh Corp.	8,330	406,421
PACCAR Inc.	37,332	2,357,142
Pall Corp.	11,222	1,126,577
Parker-Hannifin Corp.	15,176	1,802,605
Pentair PLC	19,478	1,224,971
Snap-on Inc.	6,146	903,831
SPX Corp.	4,305	365,495
Standex International Corp.	1,370	112,518
Stanley Black & Decker Inc.	16,510	1,574,394
Tennant Co.	1,870	122,242
Terex Corp.	11,585	308,045
Timken Co. (The)	7,935	334,381
Titan International Inc.	6,023	56,375
Toro Co. (The)	5,985	419,668
Trinity Industries Inc.	16,582	588,827
Valmont Industries Inc.	2,639	324,280
Wabtec Corp./DE	10,076	957,321
Watts Water Technologies Inc. Class A	2,885	158,762
Woodward Inc.	6,038	307,998
Xylem Inc./NY	18,938	663,209

		39,183,390
MARINE — 0.03%
Kirby Corp.[a]	5,964	447,598
Matson Inc.	4,697	198,026

		645,624

30

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

MEDIA — 3.26%
AMC Networks Inc. Class Aa	6,119	$468,960
Cablevision Systems Corp. Class A	23,185	424,286
CBS Corp. Class B NVS	48,588	2,945,890
Cinemark Holdings Inc.	11,127	501,494
Comcast Corp. Class A	268,924	15,186,138
DIRECTV[a]	53,165	4,524,341
Discovery Communications Inc. Class Aa,b	15,770	485,085
Discovery Communications Inc. Class Ca	28,729	846,787
DreamWorks Animation SKG Inc. Class Aa,b	7,349	177,846
EW Scripps Co. (The) Class Aa	5,509	156,676
Gannett Co. Inc.	23,582	874,421
Harte-Hanks Inc.	4,622	36,052
Interpublic Group of Companies Inc. (The)	44,306	980,049
John Wiley & Sons Inc. Class A	5,030	307,534
Live Nation Entertainment Inc.[a]	15,524	391,671
Meredith Corp.	3,733	208,189
New York Times Co. (The) Class A	13,781	189,627
News Corp. Class Aa	52,882	846,641
Omnicom Group Inc.	26,010	2,028,260
Scholastic Corp.	2,734	111,930
Scripps Networks Interactive Inc. Class A	10,483	718,714
Sizmek Inc.[a,b]	2,791	20,263
Time Inc.	11,532	258,778
Time Warner Cable Inc.	29,700	4,451,436
Time Warner Inc.	87,978	7,428,862
Twenty-First Century Fox Inc. Class A	193,732	6,555,891
Viacom Inc. Class B	38,868	2,654,684
Walt Disney Co. (The)	165,340	17,342,513

		71,123,018
METALS & MINING — 0.39%
AK Steel Holding Corp.[a,b]	2,556	11,425
Alcoa Inc.	129,240	1,669,781
Allegheny Technologies Inc.	11,580	347,516
AM Castle & Co.[a,b]	1,814	6,621
Carpenter Technology Corp.	5,542	215,473
Century Aluminum Co.[a,b]	5,589	77,128
Cliffs Natural Resources Inc.[b]	15,967	76,801
Commercial Metals Co.	12,483	202,100
Compass Minerals International Inc.	3,646	339,844
Freeport-McMoRan Inc.	58,440	1,107,438
Gerber Scientific Inc. Escrow[a]	664	7
Globe Specialty Metals Inc.	6,445	121,939
Haynes International Inc.	1,349	60,179
Kaiser Aluminum Corp.	1,861	143,092
Materion Corp.	2,406	92,463
Newmont Mining Corp.	13,334	289,481
Nucor Corp.	33,714	1,602,426
Olympic Steel Inc.	933	12,558
Reliance Steel & Aluminum Co.	8,260	504,521
Royal Gold Inc.	6,890	434,828
RTI International Metals Inc.[a]	3,194	114,696
Steel Dynamics Inc.	25,022	502,942
Stillwater Mining Co.[a,b]	12,992	167,857
SunCoke Energy Inc.	6,965	104,057
TimkenSteel Corp.	4,051	107,230
U.S. Steel Corp.	3,507	85,571
Worthington Industries Inc.	5,565	148,085

		8,546,059

Security	Shares	Value

MULTI-UTILITIES — 1.15%
Alliant Energy Corp.	11,778	$742,014
Ameren Corp.	25,376	1,070,867
Avista Corp.	5,962	203,781
Black Hills Corp.	4,593	231,671
CenterPoint Energy Inc.	45,267	923,900
CMS Energy Corp.	28,928	1,009,877
Consolidated Edison Inc.	30,874	1,883,314
Dominion Resources Inc./VA	62,192	4,407,547
DTE Energy Co.	18,558	1,497,445
Integrys Energy Group Inc.	8,346	601,079
MDU Resources Group Inc.	20,363	434,546
NiSource Inc.	33,268	1,469,115
NorthWestern Corp.	4,779	257,062
PG&E Corp.	50,374	2,673,348
Public Service Enterprise Group Inc.	53,128	2,227,126
SCANA Corp.	15,080	829,249
Sempra Energy	24,338	2,653,329
TECO Energy Inc.	24,457	474,466
Vectren Corp.	8,814	389,050
Wisconsin Energy Corp.	23,836	1,179,882

		25,158,668
MULTILINE RETAIL — 0.74%
Big Lots Inc.	5,528	265,510
Dollar General Corp.[a]	31,864	2,401,908
Dollar Tree Inc.[a]	21,730	1,763,281
Family Dollar Stores Inc.	10,171	805,950
Fred’s Inc. Class A	4,180	71,436
JC Penney Co. Inc.[a,b]	7,452	62,671
Kohl’s Corp.	21,284	1,665,473
Macy’s Inc.	36,132	2,345,328
Nordstrom Inc.	14,900	1,196,768
Target Corp.	67,353	5,527,661
Tuesday Morning Corp.[a,b]	4,615	74,302

		16,180,288
OIL, GAS & CONSUMABLE FUELS — 6.18%
Anadarko Petroleum Corp.	53,410	4,422,882
Apache Corp.	39,648	2,391,964
Approach Resources Inc.[a,b]	3,692	24,330
Arch Coal Inc.[a]	19,882	19,880
Bill Barrett Corp.[a,b]	5,032	41,766
Bonanza Creek Energy Inc.[a]	4,004	98,739
Cabot Oil & Gas Corp.	43,222	1,276,346
California Resources Corp.	32,186	244,935
Carrizo Oil & Gas Inc.[a]	4,605	228,638
Chesapeake Energy Corp.	476	6,740
Chevron Corp.	198,944	20,885,141
Cimarex Energy Co.	9,190	1,057,677
Cloud Peak Energy Inc.[a,b]	6,059	35,263
Comstock Resources Inc.[b]	4,663	16,647
ConocoPhillips	130,214	8,107,124
CONSOL Energy Inc.	24,095	672,010
Contango Oil & Gas Co.[a]	1,845	40,590
Denbury Resources Inc.	4,050	29,525
Devon Energy Corp.	40,543	2,445,148
Energen Corp.	7,756	511,896
EOG Resources Inc.	57,995	5,317,562
EQT Corp.	16,049	1,329,981
Exxon Mobil Corp.	443,708	37,715,180

31

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

Green Plains Inc.	3,795	$108,347
Gulfport Energy Corp.[a]	9,141	419,663
Hess Corp.	25,884	1,756,747
HollyFrontier Corp.	20,707	833,871
Kinder Morgan Inc./DE	180,190	7,578,791
Marathon Oil Corp.	71,106	1,856,578
Marathon Petroleum Corp.	29,009	2,970,232
Murphy Oil Corp.	17,665	823,189
Newfield Exploration Co.[a]	16,731	587,091
Noble Energy Inc.	40,898	1,999,912
Northern Oil and Gas Inc.[a,b]	6,453	49,753
Occidental Petroleum Corp.	81,592	5,956,216
ONEOK Inc.	22,029	1,062,679
PDC Energy Inc.[a,b]	3,683	199,029
Peabody Energy Corp.[b]	28,282	139,147
Penn Virginia Corp.[a,b]	7,519	48,723
PetroQuest Energy Inc.[a,b]	5,570	12,811
Phillips 66	57,643	4,530,740
Pioneer Natural Resources Co.	15,708	2,568,415
QEP Resources Inc.	17,661	368,232
Range Resources Corp.	17,649	918,454
Rex Energy Corp.[a,b]	5,024	18,689
Rosetta Resources Inc.[a]	56	953
SM Energy Co.	7,058	364,757
Southwestern Energy Co.[a,b]	39,923	925,814
Spectra Energy Corp.	70,692	2,556,930
Stone Energy Corp.[a,b]	5,653	82,986
Swift Energy Co.[a,b]	4,196	9,063
Synergy Resources Corp.[a]	9,364	110,963
Tesoro Corp.	13,253	1,209,866
Valero Energy Corp.	54,579	3,472,316
Western Refining Inc.	7,773	383,909
Williams Companies Inc. (The)	70,940	3,588,855
World Fuel Services Corp.	7,746	445,240
WPX Energy Inc.[a]	1,504	16,439

		134,895,364
PAPER & FOREST PRODUCTS — 0.19%
Boise Cascade Co.[a]	4,152	155,534
Clearwater Paper Corp.[a]	2,168	141,570
Deltic Timber Corp.	1,313	86,986
Domtar Corp.	7,012	324,095
International Paper Co.	44,624	2,476,186
KapStone Paper and Packaging Corp.	8,882	291,685
Louisiana-Pacific Corp.[a]	15,408	254,386
Neenah Paper Inc.	1,900	118,826
PH Glatfelter Co.	4,574	125,922
Schweitzer-Mauduit International Inc.	3,237	149,291
Wausau Paper Corp.	5,108	48,679

		4,173,160
PERSONAL PRODUCTS — 0.11%
Avon Products Inc.	45,290	361,867
Estee Lauder Companies Inc. (The) Class A	23,529	1,956,672
Inter Parfums Inc.	1,821	59,401
Medifast Inc.[a]	1,380	41,358

		2,419,298
PHARMACEUTICALS — 5.73%
AbbVie Inc.	168,543	9,866,507
Actavis PLC[a]	41,293	12,289,623

Security	Shares	Value

Akorn Inc.[a,b]	7,839	$372,431
ANI Pharmaceuticals Inc.[a,b]	860	53,793
Bristol-Myers Squibb Co.	175,754	11,336,133
Depomed Inc.[a,b]	6,050	135,580
Eli Lilly & Co.	103,170	7,495,300
Endo International PLC[a]	18,772	1,683,848
Hospira Inc.[a]	17,864	1,569,174
Impax Laboratories Inc.[a]	6,916	324,153
Johnson & Johnson	294,147	29,591,188
Lannett Co. Inc.[a,b]	2,844	192,567
Mallinckrodt PLC[a]	12,307	1,558,682
Medicines Co. (The)[a]	7,095	198,802
Merck & Co. Inc.	300,238	17,257,680
Mylan NVa	39,279	2,331,209
Perrigo Co. PLC	14,847	2,457,921
Pfizer Inc.	648,472	22,560,341
Prestige Brands Holdings Inc.[a]	5,612	240,699
Sagent Pharmaceuticals Inc.[a]	2,264	52,638
Salix Pharmaceuticals Ltd.[a]	6,724	1,161,974
Zoetis Inc.	52,824	2,445,223

		125,175,466
PROFESSIONAL SERVICES — 0.34%
CDI Corp.	1,342	18,855
Corporate Executive Board Co. (The)	3,651	291,569
Dun & Bradstreet Corp. (The)	3,777	484,816
Equifax Inc.	12,620	1,173,660
Exponent Inc.	1,393	123,838
FTI Consulting Inc.[a]	4,167	156,096
Heidrick & Struggles International Inc.	1,838	45,178
Insperity Inc.	2,305	120,528
Kelly Services Inc. Class A	2,797	48,780
Korn/Ferry International	5,557	182,658
ManpowerGroup Inc.	8,431	726,331
Navigant Consulting Inc.[a]	5,134	66,536
Nielsen NV	33,581	1,496,705
On Assignment Inc.[a]	4,780	183,408
Resources Connection Inc.	3,708	64,890
Robert Half International Inc.	14,321	866,707
Towers Watson & Co. Class A	7,393	977,244
TrueBlue Inc.[a]	4,799	116,856
WageWorks Inc.[a]	3,518	187,615

		7,332,270
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.30%
Acadia Realty Trust	7,228	252,113
Agree Realty Corp.	1,903	62,742
Alexandria Real Estate Equities Inc.	7,634	748,437
American Assets Trust Inc.	1,724	74,615
American Campus Communities Inc.	11,865	508,652
American Tower Corp.	44,683	4,206,904
Apartment Investment & Management Co. Class A	16,241	639,246
Associated Estates Realty Corp.	5,878	145,069
AvalonBay Communities Inc.	13,961	2,432,704
Aviv REIT Inc.	2,719	99,243
BioMed Realty Trust Inc.	21,021	476,336
Boston Properties Inc.	16,081	2,259,059
Camden Property Trust[b]	9,128	713,171
Capstead Mortgage Corp.[b]	10,080	118,642
CareTrust REIT Inc.	3,130	42,443
Cedar Realty Trust Inc.	8,668	64,923
Chesapeake Lodging Trust	5,685	192,323

32

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

CoreSite Realty Corp.	2,267	$110,358
Corporate Office Properties Trust	9,590	281,754
Corrections Corp. of America	12,439	500,794
Cousins Properties Inc.	21,166	224,360
Crown Castle International Corp.	35,057	2,893,605
DiamondRock Hospitality Co.	20,767	293,438
Duke Realty Corp.	35,867	780,825
EastGroup Properties Inc.	3,407	204,897
Education Realty Trust Inc.[b]	2,466	87,247
EPR Properties	5,959	357,719
Equity One Inc.	8,004	213,627
Equity Residential	38,466	2,994,963
Essex Property Trust Inc.[b]	6,887	1,583,321
Extra Space Storage Inc.	11,597	783,609
Federal Realty Investment Trust	7,236	1,065,212
Franklin Street Properties Corp.	9,229	118,316
General Growth Properties Inc.	66,073	1,952,457
GEO Group Inc. (The)	7,894	345,284
Getty Realty Corp.	2,784	50,669
Government Properties Income Trust	5,487	125,378
HCP Inc.	48,196	2,082,549
Health Care REIT Inc.	36,952	2,858,607
Healthcare Realty Trust Inc.	10,514	292,079
Highwoods Properties Inc.[b]	9,668	442,601
Home Properties Inc.	6,156	426,549
Hospitality Properties Trust	15,647	516,194
Host Hotels & Resorts Inc.	79,904	1,612,463
Inland Real Estate Corp.	10,133	108,322
Iron Mountain Inc.[b]	19,516	711,944
Kilroy Realty Corp.	9,135	695,813
Kimco Realty Corp.	43,353	1,164,028
Kite Realty Group Trust	8,744	246,318
Lamar Advertising Co. Class A	8,411	498,520
LaSalle Hotel Properties	11,696	454,507
Lexington Realty Trust	22,703	223,170
Liberty Property Trust	15,729	561,525
LTC Properties Inc.	3,731	171,626
Macerich Co. (The)	14,723	1,241,591
Mack-Cali Realty Corp.	8,629	166,367
Medical Properties Trust Inc.	21,290	313,815
Mid-America Apartment Communities Inc.	7,926	612,442
National Retail Properties Inc.[b]	13,883	568,786
Omega Healthcare Investors Inc.[b]	14,409	584,573
Parkway Properties Inc./Md	8,929	154,918
Pennsylvania REIT[b]	7,544	175,247
Plum Creek Timber Co. Inc.	18,408	799,828
Post Properties Inc.	5,844	332,699
Potlatch Corp.	4,139	165,726
Prologis Inc.	54,151	2,358,817
PS Business Parks Inc.	2,116	175,713
Public Storage	15,234	3,003,231
Rayonier Inc.	13,355	360,051
Realty Income Corp.[b]	23,429	1,208,936
Regency Centers Corp.	9,773	664,955
Retail Opportunity Investments Corp.	10,036	183,659
Sabra Health Care REIT Inc.	6,253	207,287
Saul Centers Inc.	1,331	76,133
Senior Housing Properties Trust	24,187	536,709
Simon Property Group Inc.	32,868	6,430,295
SL Green Realty Corp.	10,432	1,339,260
Sovran Self Storage Inc.	3,591	337,338
Summit Hotel Properties Inc.	8,880	124,942
Tanger Factory Outlet Centers Inc.	10,234	359,930

Security	Shares	Value

Taubman Centers Inc.	5,395	$416,116
UDR Inc.	26,735	909,792
Universal Health Realty Income Trust	338	19,012
Urban Edge Properties	9,190	217,803
Urstadt Biddle Properties Inc. Class A	2,794	64,430
Ventas Inc.	31,373	2,290,856
Vornado Realty Trust	18,381	2,058,672
Weingarten Realty Investors	11,987	431,292
Weyerhaeuser Co.	55,251	1,831,571
WP GLIMCHER Inc.	19,353	321,840

		72,115,902
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.10%
Alexander & Baldwin Inc.	4,638	200,269
CBRE Group Inc. Class Aa	29,487	1,141,441
Forestar Group Inc.[a]	3,652	57,592
Jones Lang LaSalle Inc.	4,737	807,185

		2,206,487
ROAD & RAIL — 1.01%
ArcBest Corp.	2,727	103,326
Celadon Group Inc.	2,297	62,524
Con-way Inc.	6,018	265,574
CSX Corp.	104,971	3,476,640
Genesee & Wyoming Inc. Class Aa,b	5,476	528,105
Heartland Express Inc.	5,578	132,533
JB Hunt Transport Services Inc.	9,683	826,880
Kansas City Southern	11,579	1,181,984
Knight Transportation Inc.	6,658	214,721
Landstar System Inc.	4,660	308,958
Norfolk Southern Corp.	32,619	3,357,147
Old Dominion Freight Line Inc.[a]	7,294	563,826
Roadrunner Transportation Systems Inc.[a]	2,688	67,926
Ryder System Inc.	5,509	522,749
Saia Inc.[a]	2,805	124,262
Union Pacific Corp.	93,301	10,105,431
Werner Enterprises Inc.	4,594	144,298

		21,986,884
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.48%
Advanced Energy Industries Inc.[a]	3,730	95,712
Advanced Micro Devices Inc.[a,b]	19,337	51,823
Altera Corp.	32,164	1,380,157
Analog Devices Inc.	32,778	2,065,014
Applied Materials Inc.	129,926	2,931,131
Atmel Corp.	43,545	358,375
Avago Technologies Ltd.	27,133	3,445,348
Broadcom Corp. Class A	57,639	2,495,480
Brooks Automation Inc.	6,880	80,014
Cabot Microelectronics Corp.[a]	2,664	133,120
CEVA Inc.[a]	2,318	49,420
Cirrus Logic Inc.[a]	6,937	230,725
Cohu Inc.	2,724	29,801
Cree Inc.[a,b]	12,022	426,661
Cypress Semiconductor Corp.	33,605	474,167
Diodes Inc.[a]	3,704	105,786
DSP Group Inc.[a]	2,352	28,177
Entropic Communications Inc.[a,b]	9,197	27,223
Exar Corp.[a]	4,597	46,200
Fairchild Semiconductor International Inc.[a]	12,930	235,067
First Solar Inc.[a,b]	7,892	471,863

33

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

Integrated Device Technology Inc.[a]	15,682	$313,954
Intel Corp.	501,229	15,673,431
Intersil Corp. Class A	13,919	199,320
KLA-Tencor Corp.	17,263	1,006,260
Kopin Corp.[a]	6,974	24,548
Kulicke & Soffa Industries Inc.[a,b]	8,326	130,135
Lam Research Corp.	16,724	1,174,610
Linear Technology Corp.	24,987	1,169,392
Micrel Inc.	5,091	76,772
Microchip Technology Inc.	21,210	1,037,169
Micron Technology Inc.[a]	113,916	3,090,541
Microsemi Corp.[a]	9,814	347,416
MKS Instruments Inc.	5,600	189,336
Monolithic Power Systems Inc.	3,777	198,859
Nanometrics Inc.[a]	3,058	51,436
NVIDIA Corp.	54,511	1,140,643
Pericom Semiconductor Corp.	2,362	36,540
Power Integrations Inc.	3,286	171,135
Qorvo Inc.[a]	15,699	1,251,210
Rudolph Technologies Inc.[a]	3,230	35,595
Semtech Corp.[a]	6,959	185,423
Silicon Laboratories Inc.[a]	4,111	208,715
Skyworks Solutions Inc.	20,122	1,977,791
SunEdison Inc.[a,b]	26,247	629,928
Synaptics Inc.[a,b]	3,805	309,366
Teradyne Inc.	22,959	432,777
Tessera Technologies Inc.	5,134	206,797
Texas Instruments Inc.	110,880	6,340,673
Ultratech Inc.[a]	2,749	47,668
Veeco Instruments Inc.[a,b]	4,143	126,569
Xilinx Inc.	27,785	1,175,305

		54,120,578
SOFTWARE — 3.65%
ACI Worldwide Inc.[a]	12,372	267,978
Adobe Systems Inc.[a]	50,319	3,720,587
Advent Software Inc.	4,546	200,524
ANSYS Inc.[a]	9,663	852,180
Autodesk Inc.[a]	23,946	1,404,193
Blackbaud Inc.	5,077	240,548
Bottomline Technologies de Inc.[a,b]	4,148	113,531
CA Inc.	33,948	1,107,044
Cadence Design Systems Inc.[a,b]	30,568	563,674
CDK Global Inc.	16,954	792,769
Citrix Systems Inc.[a]	16,847	1,076,018
CommVault Systems Inc.[a]	4,570	199,709
Ebix Inc.[b]	3,227	98,036
Electronic Arts Inc.[a]	32,617	1,918,369
Epiq Systems Inc.	3,227	57,860
FactSet Research Systems Inc.	4,073	648,422
Fair Isaac Corp.	3,300	292,776
Fortinet Inc.[a]	14,822	518,029
Informatica Corp.[a]	11,635	510,253
Interactive Intelligence Group Inc.[a]	1,798	74,042
Intuit Inc.	29,399	2,850,527
Manhattan Associates Inc.[a]	7,933	401,489
Mentor Graphics Corp.	10,651	255,944
Microsoft Corp.	867,799	35,280,368
MicroStrategy Inc. Class Aa	924	156,332
Monotype Imaging Holdings Inc.	3,973	129,679
NetScout Systems Inc.[a,b]	4,178	183,205
Oracle Corp.	339,283	14,640,062
Progress Software Corp.[a]	5,079	137,996

Security	Shares	Value

PTC Inc.[a]	12,366	$447,278
Red Hat Inc.[a]	19,502	1,477,277
Rovi Corp.[a,b]	9,810	178,640
salesforce.com inc.[a]	63,982	4,274,637
SolarWinds Inc.[a]	7,011	359,244
Solera Holdings Inc.	7,337	379,029
Symantec Corp.	72,304	1,689,383
Synchronoss Technologies Inc.[a,b]	3,720	176,551
Synopsys Inc.[a]	16,586	768,264
Take-Two Interactive Software Inc.[a]	9,170	233,422
Tangoe Inc.[a,b]	3,623	49,997
Tyler Technologies Inc.[a]	3,553	428,243
Ultimate Software Group Inc. (The)[a,b]	3,042	517,003
VASCO Data Security International Inc.[a,b]	3,496	75,304

		79,746,416
SPECIALTY RETAIL — 2.70%
Aaron’s Inc.	6,597	186,761
Abercrombie & Fitch Co. Class A	68	1,499
Advance Auto Parts Inc.	7,673	1,148,571
Aeropostale Inc.[a]	8,308	28,829
American Eagle Outfitters Inc.	18,494	315,878
ANN INC.[a]	5,044	206,955
Ascena Retail Group Inc.[a]	13,401	194,449
AutoNation Inc.[a]	7,896	507,950
AutoZone Inc.[a]	3,375	2,302,290
Barnes & Noble Inc.[a,b]	4,899	116,351
Bed Bath & Beyond Inc.[a]	19,443	1,492,736
Best Buy Co. Inc.	30,534	1,153,880
Big 5 Sporting Goods Corp.	2,756	36,572
Brown Shoe Co. Inc.	4,779	156,751
Buckle Inc. (The)[b]	3,113	159,043
Cabela’s Inc.[a,b]	5,063	283,427
CarMax Inc.[a]	22,411	1,546,583
Cato Corp. (The) Class A	2,824	111,830
Chico’s FAS Inc.	16,212	286,790
Children’s Place Inc. (The)	2,362	151,617
Christopher & Banks Corp.[a]	3,731	20,744
CST Brands Inc.	8,241	361,203
Dick’s Sporting Goods Inc.	10,256	584,490
Finish Line Inc. (The) Class A	5,451	133,659
Foot Locker Inc.	14,888	937,944
Francesca’s Holdings Corp.[a]	4,598	81,844
GameStop Corp. Class Ab	11,507	436,806
Gap Inc. (The)	27,912	1,209,427
Genesco Inc.[a]	2,670	190,184
Group 1 Automotive Inc.	2,274	196,314
Guess? Inc.	6,434	119,608
Haverty Furniture Companies Inc.	2,502	62,250
Hibbett Sports Inc.[a,b]	2,754	135,111
Home Depot Inc. (The)	139,348	15,831,326
Kirkland’s Inc.[a]	1,850	43,938
L Brands Inc.	25,796	2,432,305
Lithia Motors Inc. Class A	2,415	240,075
Lowe’s Companies Inc.	102,876	7,652,946
Lumber Liquidators Holdings Inc.[a,b]	403	12,404
MarineMax Inc.[a]	2,942	77,992
Men’s Wearhouse Inc. (The)	5,010	261,522
Monro Muffler Brake Inc.[b]	3,505	228,000
Murphy USA Inc.[a]	4,469	323,422
O’Reilly Automotive Inc.[a]	10,671	2,307,497
Office Depot Inc.[a]	50,432	463,974
Outerwall Inc.[b]	1,961	129,661

34

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value

Pep Boys-Manny Moe & Jack (The)[a]	5,966	$57,393
Rent-A-Center Inc./TX	5,499	150,893
Ross Stores Inc.	22,002	2,318,131
Select Comfort Corp.[a]	5,440	187,517
Signet Jewelers Ltd.	8,447	1,172,359
Sonic Automotive Inc. Class A	3,688	91,831
Stage Stores Inc.	3,666	84,025
Staples Inc.	67,212	1,094,547
Stein Mart Inc.	2,792	34,760
Tiffany & Co.	11,892	1,046,615
TJX Companies Inc. (The)	72,440	5,074,422
Tractor Supply Co.	14,234	1,210,744
Urban Outfitters Inc.[a,b]	10,697	488,318
Vitamin Shoppe Inc.[a,b]	3,225	132,838
Williams-Sonoma Inc.	9,076	723,448
Zumiez Inc.[a]	2,303	92,696

		58,823,945
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.39%
3D Systems Corp.[a,b]	992	27,201
Apple Inc.	614,818	76,501,804
Diebold Inc.	6,962	246,873
Electronics For Imaging Inc.[a]	5,114	213,509
EMC Corp./MA	210,734	5,386,361
Hewlett-Packard Co.	192,603	6,001,509
Lexmark International Inc. Class A	6,374	269,875
NCR Corp.[a]	18,001	531,210
NetApp Inc.	32,834	1,164,294
QLogic Corp.[a]	8,900	131,186
SanDisk Corp.	22,686	1,443,283
Seagate Technology PLC	34,316	1,785,461
Super Micro Computer Inc.[a]	3,816	126,729
Western Digital Corp.	22,997	2,092,957

		95,922,252
TEXTILES, APPAREL & LUXURY GOODS — 0.95%
Carter’s Inc.	5,623	519,959
Coach Inc.	29,068	1,204,287
Crocs Inc.[a,b]	9,220	108,888
Deckers Outdoor Corp.[a]	3,688	268,745
Fossil Group Inc.[a,b]	4,734	390,318
G-III Apparel Group Ltd.[a]	2,114	238,142
Hanesbrands Inc.	42,150	1,412,446
Iconix Brand Group Inc.[a,b]	5,006	168,552
Kate Spade & Co.[a]	13,617	454,672
Michael Kors Holdings Ltd.[a]	21,429	1,408,957
Movado Group Inc.	1,829	52,163
NIKE Inc. Class B	74,001	7,424,520
Oxford Industries Inc.	1,691	127,586
Perry Ellis International Inc.[a]	1,367	31,660
PVH Corp.	8,674	924,301
Quiksilver Inc.[a,b]	12,907	23,878
Ralph Lauren Corp.	6,418	843,967
Skechers U.S.A. Inc. Class Aa	4,460	320,719
Steven Madden Ltd.[a]	6,201	235,638
Under Armour Inc. Class Aa,b	17,531	1,415,628
Unifi Inc.[a]	1,496	53,991
VF Corp.	36,457	2,745,577
Wolverine World Wide Inc.	10,542	352,630

		20,727,224

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.13%
Astoria Financial Corp.	9,829	$127,285
Bank Mutual Corp.	4,633	33,914
BofI Holding Inc.[a,b]	1,475	137,234
Brookline Bancorp Inc.	7,400	74,370
Dime Community Bancshares Inc.	2,801	45,096
Hudson City Bancorp Inc.	51,450	539,196
New York Community Bancorp Inc.	47,002	786,343
Northwest Bancshares Inc.	10,645	126,143
Oritani Financial Corp.	4,211	61,270
People’s United Financial Inc.	32,708	497,162
Provident Financial Services Inc.	5,552	103,545
TrustCo Bank Corp. NY	9,716	66,846
Washington Federal Inc.	10,652	232,267

		2,830,671
TOBACCO — 1.26%
Altria Group Inc.	208,134	10,410,863
Lorillard Inc.	37,839	2,472,779
Philip Morris International Inc.	163,623	12,325,721
Reynolds American Inc.	32,518	2,240,815
Universal Corp./VA	2,397	113,042

		27,563,220
TRADING COMPANIES & DISTRIBUTORS — 0.24%
Applied Industrial Technologies Inc.	4,196	190,247
DXP Enterprises Inc.[a]	1,263	55,686
Fastenal Co.[b]	28,615	1,185,662
GATX Corp.	4,615	267,578
Kaman Corp.	2,742	116,343
MSC Industrial Direct Co. Inc. Class A	5,445	393,129
NOW Inc.[a,b]	11,138	241,026
United Rentals Inc.[a,b]	10,355	943,962
Veritiv Corp.[a]	888	39,187
Watsco Inc.	2,824	354,977
WW Grainger Inc.	6,363	1,500,459

		5,288,256
WATER UTILITIES — 0.03%
American States Water Co.	3,886	155,013
Aqua America Inc.	18,475	486,816

		641,829
WIRELESS TELECOMMUNICATION SERVICES — 0.01%
Spok Holdings Inc.	2,849	54,616
Telephone & Data Systems Inc.	10,608	264,139

		318,755

TOTAL COMMON STOCKS
(Cost: $1,857,008,042)		2,177,337,258

SHORT-TERM INVESTMENTS — 2.22%

MONEY MARKET FUNDS — 2.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	42,985,177	42,985,177

35

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2015

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	2,483,271	$2,483,271
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	2,901,309	2,901,309

		48,369,757

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,369,757)		48,369,757

TOTAL INVESTMENTS IN SECURITIES — 101.96%
(Cost: $1,905,377,799)		2,225,707,015

SHORT POSITIONS[f] — 0.00%

COMMON STOCKS — 0.00%
Journal Media Group Inc.[a]	(201)	(1,873)

		(1,873)

TOTAL SHORT POSITIONS
(Proceeds: $1,873)		(1,873)
Other Assets, Less Liabilities — (1.96)%		(42,691,390)

NET ASSETS — 100.00%		$2,183,013,752

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	47	Jun. 2015	Chicago Mercantile	$4,842,880	$52,066
E-mini S&P MidCap 400	4	Jun. 2015	Chicago Mercantile	607,920	12,406

Net unrealized appreciation					$64,472

See notes to financial statements.

36

Schedule of Investments

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.73%
B/E Aerospace Inc.	56,511	$3,595,230
Boeing Co. (The)	392,166	58,856,273
Exelis Inc.	103,085	2,512,181
General Dynamics Corp.	164,497	22,327,178
Hexcel Corp.	52,518	2,700,476
Honeywell International Inc.	421,169	43,932,138
Huntington Ingalls Industries Inc.	26,283	3,683,562
KLX Inc.[a]	28,206	1,087,059
L-3 Communications Holdings Inc.	46,307	5,824,958
Lockheed Martin Corp.	145,745	29,580,405
Northrop Grumman Corp.	108,660	17,489,914
Orbital ATK Inc.	31,630	2,423,807
Precision Castparts Corp.	77,869	16,352,490
Raytheon Co.	168,293	18,386,010
Rockwell Collins Inc.	72,805	7,029,323
Spirit AeroSystems Holdings Inc. Class Aa	64,647	3,375,220
Textron Inc.	150,302	6,662,888
TransDigm Group Inc.	28,543	6,242,925
Triumph Group Inc.	27,910	1,666,785
United Technologies Corp.	493,004	57,780,069
Vectrus Inc.[a]	5,629	143,483

		311,652,374
AIR FREIGHT & LOGISTICS — 0.65%
CH Robinson Worldwide Inc.	80,200	5,872,244
Expeditors International of Washington Inc.	105,902	5,102,358
FedEx Corp.	158,946	26,297,616
United Parcel Service Inc. Class B	380,690	36,904,089

		74,176,307
AIRLINES — 0.71%
Alaska Air Group Inc.	74,352	4,920,615
American Airlines Group Inc.	387,809	20,468,559
Copa Holdings SA Class A	17,867	1,804,031
Delta Air Lines Inc.	456,099	20,506,211
Southwest Airlines Co.	372,172	16,487,220
Spirit Airlines Inc.[a]	39,046	3,020,599
United Continental Holdings Inc.[a]	200,790	13,503,127

		80,710,362
AUTO COMPONENTS — 0.40%
BorgWarner Inc.	123,372	7,461,538
Gentex Corp./MI	156,582	2,865,451
Goodyear Tire & Rubber Co. (The)	147,578	3,996,412
Johnson Controls Inc.	357,268	18,020,598
Lear Corp.	43,562	4,827,541
TRW Automotive Holdings Corp.[a]	59,819	6,272,022
Visteon Corp.[a]	23,570	2,272,148

		45,715,710

Security	Shares	Value

AUTOMOBILES — 0.74%
Ford Motor Co.	2,088,627	$33,710,440
General Motors Co.	862,534	32,345,025
Harley-Davidson Inc.	117,157	7,116,116
Tesla Motors Inc.[a,b]	51,062	9,638,974
Thor Industries Inc.	24,777	1,566,154

		84,376,709
BANKS — 5.41%
Associated Banc-Corp.	79,853	1,485,266
Bank of America Corp.	5,654,942	87,029,557
Bank of Hawaii Corp.	23,782	1,455,696
BankUnited Inc.	54,574	1,786,753
BB&T Corp.	386,878	15,084,373
BOK Financial Corp.	14,486	886,833
CIT Group Inc.	99,083	4,470,625
Citigroup Inc.	1,633,617	84,163,948
Citizens Financial Group Inc.	85,958	2,074,166
City National Corp./CA	25,527	2,273,945
Comerica Inc.	97,530	4,401,529
Commerce Bancshares Inc./MO	45,745	1,935,928
Cullen/Frost Bankers Inc.	28,284	1,953,859
East West Bancorp Inc.	76,863	3,109,877
Fifth Third Bancorp	456,615	8,607,193
First Horizon National Corp.	128,046	1,829,777
First Niagara Financial Group Inc.	190,620	1,685,081
First Republic Bank/CA	73,908	4,219,408
Fulton Financial Corp.	96,281	1,188,108
Huntington Bancshares Inc./OH	444,007	4,906,277
JPMorgan Chase & Co.	2,035,235	123,294,536
KeyCorp	473,720	6,707,875
M&T Bank Corp.	70,604	8,966,708
PacWest Bancorp	54,892	2,573,886
PNC Financial Services Group Inc. (The)[c]	287,284	26,786,360
Popular Inc.[a]	56,492	1,942,760
Regions Financial Corp.	740,180	6,994,701
Signature Bank/New York NYa	26,939	3,490,756
SunTrust Banks Inc.	287,182	11,800,308
SVB Financial Group[a]	27,156	3,449,898
Synovus Financial Corp.	74,369	2,083,076
TCF Financial Corp.	89,240	1,402,853
U.S. Bancorp/MN	923,865	40,345,185
Wells Fargo & Co.	2,568,081	139,703,606
Zions BanCorp.	108,650	2,933,550

		617,024,257
BEVERAGES — 1.86%
Brown-Forman Corp. Class B	83,064	7,504,832
Coca-Cola Co. (The)	2,135,223	86,583,293
Coca-Cola Enterprises Inc.	126,613	5,596,295
Constellation Brands Inc. Class Aa	86,398	10,040,311
Dr. Pepper Snapple Group Inc.	105,933	8,313,622
Molson Coors Brewing Co. Class B	72,856	5,424,129
Monster Beverage Corp.[a]	77,144	10,676,344
PepsiCo Inc.	815,289	77,957,934

		212,096,760
BIOTECHNOLOGY — 3.09%
Alexion Pharmaceuticals Inc.[a]	106,396	18,438,427
Alkermes PLC[a]	78,164	4,765,659
Alnylam Pharmaceuticals Inc.[a]	39,023	4,074,782
Amgen Inc.	407,111	65,076,693

1

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value

Biogen Inc.[a]	127,563	$53,862,201
BioMarin Pharmaceutical Inc.[a]	84,608	10,543,849
Celgene Corp.[a]	430,684	49,649,251
Gilead Sciences Inc.[a]	825,839	81,039,581
Incyte Corp.[a]	78,071	7,155,988
Intercept Pharmaceuticals Inc.[a,b]	7,179	2,024,622
Juno Therapeutics Inc.[a]	5,551	336,724
Medivation Inc.[a]	41,084	5,302,712
Myriad Genetics Inc.[a,b]	39,937	1,413,770
Pharmacyclics Inc.[a]	32,637	8,353,440
Regeneron Pharmaceuticals Inc.[a]	42,390	19,138,237
Seattle Genetics Inc.[a,b]	54,325	1,920,389
United Therapeutics Corp.[a,b]	25,702	4,431,924
Vertex Pharmaceuticals Inc.[a]	127,165	15,001,655

		352,529,904
BUILDING PRODUCTS — 0.20%
Allegion PLC	51,681	3,161,327
AO Smith Corp.	40,616	2,666,846
Armstrong World Industries Inc.[a]	24,191	1,390,257
Fortune Brands Home & Security Inc.	89,020	4,226,670
Lennox International Inc.	23,978	2,678,103
Masco Corp.	191,160	5,103,972
Owens Corning	63,113	2,739,104
USG Corp.[a,b]	49,843	1,330,808

		23,297,087
CAPITAL MARKETS — 2.25%
Affiliated Managers Group Inc.[a]	29,862	6,413,760
Ameriprise Financial Inc.	102,272	13,381,269
Artisan Partners Asset Management Inc.	14,605	663,943
Bank of New York Mellon Corp. (The)	613,375	24,682,210
BlackRock Inc.[c]	68,573	25,086,746
Charles Schwab Corp. (The)	604,714	18,407,494
E*TRADE Financial Corp.[a]	155,011	4,426,339
Eaton Vance Corp.	64,567	2,688,570
Federated Investors Inc. Class B	50,413	1,708,497
Franklin Resources Inc.	213,872	10,975,911
Goldman Sachs Group Inc. (The)	240,494	45,205,657
Interactive Brokers Group Inc. Class A	28,992	986,308
Invesco Ltd.	233,275	9,258,685
Lazard Ltd. Class A	66,324	3,487,979
Legg Mason Inc.	55,606	3,069,451
LPL Financial Holdings Inc.	46,925	2,058,131
Morgan Stanley	824,940	29,442,109
Northern Trust Corp.	127,404	8,873,689
NorthStar Asset Management Group Inc./New York	98,419	2,297,099
Raymond James Financial Inc.	66,941	3,800,910
SEI Investments Co.	71,168	3,137,797
State Street Corp.	231,539	17,025,063
T Rowe Price Group Inc.	141,428	11,452,839
TD Ameritrade Holding Corp.	144,062	5,367,750
Waddell & Reed Financial Inc. Class A	45,641	2,261,055

		256,159,261
CHEMICALS — 2.45%
Air Products & Chemicals Inc.	114,190	17,274,663
Airgas Inc.	40,209	4,266,577
Albemarle Corp.	61,196	3,233,597
Ashland Inc.	37,396	4,760,885

Security	Shares	Value

Axalta Coating Systems Ltd.[a,b]	31,584	$872,350
Cabot Corp.	34,681	1,560,645
Celanese Corp. Series A	83,731	4,677,214
CF Industries Holdings Inc.	25,712	7,293,980
Cytec Industries Inc.	38,889	2,101,561
Dow Chemical Co. (The)	647,594	31,071,560
Eastman Chemical Co.	80,568	5,580,140
Ecolab Inc.	143,402	16,402,321
EI du Pont de Nemours & Co.	493,910	35,299,748
FMC Corp.	71,341	4,084,272
Huntsman Corp.	108,140	2,397,464
International Flavors & Fragrances Inc.	43,972	5,162,313
LyondellBasell Industries NV Class A	225,200	19,772,560
Monsanto Co.	260,106	29,272,329
Mosaic Co. (The)	180,367	8,307,704
NewMarket Corp.	4,851	2,317,808
Platform Specialty Products Corp.[a,b]	51,201	1,313,818
PPG Industries Inc.	74,377	16,774,989
Praxair Inc.	157,545	19,021,983
Rayonier Advanced Materials Inc.	22,805	339,794
RPM International Inc.	71,589	3,435,556
Scotts Miracle-Gro Co. (The) Class A	23,970	1,610,065
Sherwin-Williams Co. (The)	46,242	13,155,849
Sigma-Aldrich Corp.	64,034	8,852,700
Valspar Corp. (The)	45,353	3,811,013
Westlake Chemical Corp.	21,983	1,581,457
WR Grace & Co.[a]	41,012	4,054,856

		279,661,771
COMMERCIAL SERVICES & SUPPLIES — 0.54%
ADT Corp. (The)	93,553	3,884,321
Cintas Corp.	54,463	4,445,815
Clean Harbors Inc.[a]	32,690	1,856,138
Copart Inc.[a]	60,411	2,269,641
Covanta Holding Corp.	57,768	1,295,736
KAR Auction Services Inc.	74,932	2,842,171
Pitney Bowes Inc.	109,411	2,551,464
Republic Services Inc.	143,546	5,822,226
Rollins Inc.	50,649	1,252,550
RR Donnelley & Sons Co.	106,922	2,051,833
Stericycle Inc.[a]	45,756	6,425,515
Tyco International PLC	225,056	9,690,911
Waste Connections Inc.	66,727	3,212,238
Waste Management Inc.	250,286	13,573,010

		61,173,569
COMMUNICATIONS EQUIPMENT — 1.53%
Arista Networks Inc.[a,b]	3,266	230,351
ARRIS Group Inc.[a,b]	67,376	1,946,830
Brocade Communications Systems Inc.	234,664	2,784,288
Cisco Systems Inc.	2,754,825	75,826,558
CommScope Holding Co. Inc.[a]	33,405	953,379
EchoStar Corp. Class Aa	23,162	1,197,939
F5 Networks Inc.[a,b]	40,645	4,671,736
Harris Corp.	57,106	4,497,669
JDS Uniphase Corp.[a]	123,537	1,620,805
Juniper Networks Inc.	218,509	4,933,933
Motorola Solutions Inc.	107,433	7,162,558
Palo Alto Networks Inc.[a,b]	29,653	4,331,710
QUALCOMM Inc.	907,707	62,940,403
Riverbed Technology Inc.[a]	86,738	1,813,692

		174,911,851

2

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.15%
AECOM[a,b]	81,149	$2,501,012
Chicago Bridge & Iron Co. NVb	52,872	2,604,475
Fluor Corp.	79,333	4,534,674
Jacobs Engineering Group Inc.[a,b]	70,905	3,202,070
KBR Inc.	78,503	1,136,724
Quanta Services Inc.[a]	114,408	3,264,060

		17,243,015
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	27,030	2,258,627
Martin Marietta Materials Inc.	33,157	4,635,349
Vulcan Materials Co.	70,691	5,959,251

		12,853,227
CONSUMER FINANCE — 0.78%
Ally Financial Inc.[a]	145,038	3,042,897
American Express Co.	487,873	38,112,639
Capital One Financial Corp.	307,437	24,232,184
Discover Financial Services	251,040	14,146,104
Navient Corp.	215,354	4,378,147
Santander Consumer USA Holdings Inc.	48,352	1,118,865
SLM Corp.	226,630	2,103,127
Synchrony Financial[a]	69,945	2,122,831

		89,256,794
CONTAINERS & PACKAGING — 0.37%
AptarGroup Inc.	35,135	2,231,775
Avery Dennison Corp.	51,060	2,701,585
Ball Corp.	74,777	5,282,247
Bemis Co. Inc.	54,202	2,510,095
Crown Holdings Inc.[a,b]	74,371	4,017,521
Greif Inc. Class A	16,870	662,485
MeadWestvaco Corp.	90,656	4,521,015
Owens-Illinois Inc.[a]	89,614	2,089,798
Packaging Corp. of America	52,967	4,141,490
Rock-Tenn Co. Class A	76,999	4,966,435
Sealed Air Corp.	115,830	5,277,215
Silgan Holdings Inc.	23,421	1,361,463
Sonoco Products Co.	54,765	2,489,617

		42,252,741
DISTRIBUTORS — 0.10%
Genuine Parts Co.	82,438	7,682,397
LKQ Corp.[a]	161,796	4,135,506

		11,817,903
DIVERSIFIED CONSUMER SERVICES — 0.11%
Apollo Education Group Inc.[a]	51,678	977,748
DeVry Education Group Inc.	33,970	1,133,239
Graham Holdings Co. Class B	1,876	1,969,106
H&R Block Inc.	148,255	4,754,538
Service Corp. International/U.S.	115,146	2,999,553
ServiceMaster Global Holdings Inc.[a]	21,885	738,619

		12,572,803

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.89%
Berkshire Hathaway Inc. Class Ba	984,195	$142,039,022
CBOE Holdings Inc.	45,995	2,640,343
CME Group Inc./IL	171,505	16,243,238
FNFV Group[a]	49,429	696,949
Intercontinental Exchange Inc.	62,021	14,467,639
Leucadia National Corp.	197,742	4,407,669
McGraw Hill Financial Inc.	146,394	15,137,140
Moody’s Corp.	96,135	9,978,813
MSCI Inc.	62,622	3,839,355
NASDAQ OMX Group Inc. (The)	62,681	3,192,970
Voya Financial Inc.	69,352	2,989,765

		215,632,903
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.97%
AT&T Inc.[b]	2,791,259	91,134,606
CenturyLink Inc.	308,812	10,669,455
Frontier Communications Corp.	539,256	3,801,755
Level 3 Communications Inc.[a]	149,295	8,038,043
Verizon Communications Inc.	2,226,926	108,295,411
Windstream Holdings Inc.	326,703	2,417,602
Zayo Group Holdings Inc.[a,b]	13,274	371,141

		224,728,013
ELECTRIC UTILITIES — 1.60%
American Electric Power Co. Inc.	262,764	14,780,475
Duke Energy Corp.	380,387	29,206,114
Edison International	175,285	10,950,054
Entergy Corp.	96,250	7,458,413
Eversource Energy	169,643	8,570,364
Exelon Corp.	462,194	15,534,340
FirstEnergy Corp.	226,561	7,943,229
Great Plains Energy Inc.	82,594	2,203,608
Hawaiian Electric Industries Inc.	54,495	1,750,379
ITC Holdings Corp.	84,804	3,174,214
NextEra Energy Inc.	234,578	24,407,841
OGE Energy Corp.	106,712	3,373,166
Pepco Holdings Inc.	134,456	3,607,454
Pinnacle West Capital Corp.	59,301	3,780,439
PPL Corp.	357,979	12,049,573
Southern Co. (The)	479,447	21,229,913
Westar Energy Inc.	69,080	2,677,541
Xcel Energy Inc.	270,518	9,416,732

		182,113,849
ELECTRICAL EQUIPMENT — 0.59%
Acuity Brands Inc.	23,223	3,905,180
AMETEK Inc.	131,618	6,915,210
Babcock & Wilcox Co. (The)	59,501	1,909,387
Eaton Corp. PLC	256,435	17,422,194
Emerson Electric Co.	377,467	21,372,181
Hubbell Inc. Class B	31,698	3,474,735
Regal-Beloit Corp.	24,123	1,927,910
Rockwell Automation Inc.	74,357	8,624,668
Solarcity Corp.[a,b]	22,872	1,172,876

		66,724,341

3

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.51%
Amphenol Corp. Class A	169,414	$9,983,567
Arrow Electronics Inc.[a]	53,384	3,264,432
Avnet Inc.	74,211	3,302,389
AVX Corp.	25,160	359,033
CDW Corp./DE	46,663	1,737,730
Corning Inc.	703,890	15,964,225
Dolby Laboratories Inc. Class A	25,627	977,926
FLIR Systems Inc.	76,034	2,378,343
Ingram Micro Inc. Class Aa	83,139	2,088,452
IPG Photonics Corp.[a,b]	17,824	1,652,285
Jabil Circuit Inc.	108,891	2,545,872
Keysight Technologies Inc.[a]	90,358	3,356,800
Knowles Corp.[a,b]	45,396	874,781
National Instruments Corp.	53,289	1,707,379
Tech Data Corp.[a,b]	20,370	1,176,775
Trimble Navigation Ltd.[a]	139,853	3,524,296
Vishay Intertechnology Inc.	72,585	1,003,125
Zebra Technologies Corp. Class Aa	27,100	2,458,376

		58,355,786
ENERGY EQUIPMENT & SERVICES — 1.22%
Atwood Oceanics Inc.	34,587	972,241
Baker Hughes Inc.	234,727	14,923,943
Cameron International Corp.[a]	104,015	4,693,157
Diamond Offshore Drilling Inc.[b]	35,866	960,850
Dresser-Rand Group Inc.[a]	41,049	3,298,287
Dril-Quip Inc.[a,b]	20,851	1,426,000
FMC Technologies Inc.[a]	126,101	4,666,998
Frank’s International NV	18,395	343,987
Halliburton Co.	454,281	19,933,850
Helmerich & Payne Inc.	51,812	3,526,843
Nabors Industries Ltd.	158,670	2,165,845
National Oilwell Varco Inc.	231,187	11,557,038
Oceaneering International Inc.	53,480	2,884,176
Oil States International Inc.[a]	25,222	1,003,079
Patterson-UTI Energy Inc.	77,381	1,452,828
Rowan Companies PLC Class A	66,707	1,181,381
RPC Inc.	33,451	428,507
Schlumberger Ltd.	699,418	58,359,438
Seadrill Ltd.[b]	189,315	1,770,095
Seventy Seven Energy Inc.[a]	20,109	83,452
Superior Energy Services Inc.	84,044	1,877,543
Tidewater Inc.	25,183	482,003
Unit Corp.[a]	26,702	747,122

		138,738,663
FOOD & STAPLES RETAILING — 2.32%
Costco Wholesale Corp.	236,579	35,840,536
CVS Health Corp.	628,789	64,897,313
Kroger Co. (The)	274,390	21,034,737
Rite Aid Corp.[a]	523,044	4,545,252
Sprouts Farmers Market Inc.[a,b]	52,489	1,849,187
Sysco Corp.	314,624	11,870,764
Wal-Mart Stores Inc.	856,794	70,471,306
Walgreens Boots Alliance Inc.	513,245	43,461,587
Whole Foods Market Inc.	197,328	10,276,842

		264,247,524

Security	Shares	Value

FOOD PRODUCTS — 1.65%
Archer-Daniels-Midland Co.	352,070	$16,688,118
Bunge Ltd.	79,183	6,521,512
Campbell Soup Co.	93,096	4,333,619
ConAgra Foods Inc.	227,317	8,303,890
Flowers Foods Inc.	92,191	2,096,423
General Mills Inc.	330,556	18,709,470
Hain Celestial Group Inc. (The)[a]	53,839	3,448,388
Hershey Co. (The)	80,233	8,096,312
Hormel Foods Corp.	71,672	4,074,553
Ingredion Inc.	39,910	3,105,796
JM Smucker Co. (The)	55,975	6,477,987
Kellogg Co.	138,464	9,131,701
Keurig Green Mountain Inc.	76,187	8,512,373
Kraft Foods Group Inc.	320,217	27,895,704
McCormick & Co. Inc./MD	70,079	5,403,792
Mead Johnson Nutrition Co.	108,815	10,939,172
Mondelez International Inc. Class A	909,735	32,832,336
Pilgrim’s Pride Corp.[b]	33,873	765,191
Pinnacle Foods Inc.	29,220	1,192,468
Tyson Foods Inc. Class A	155,143	5,941,977
WhiteWave Foods Co. (The)[a]	93,191	4,132,089

		188,602,871
GAS UTILITIES — 0.12%
AGL Resources Inc.	63,784	3,166,876
Atmos Energy Corp.	53,642	2,966,403
National Fuel Gas Co.	45,069	2,719,013
Questar Corp.	93,975	2,242,243
UGI Corp.	92,468	3,013,532

		14,108,067
HEALTH CARE EQUIPMENT & SUPPLIES — 2.18%
Abbott Laboratories	807,772	37,424,077
Alere Inc.[a]	44,406	2,171,453
Align Technology Inc.[a]	43,709	2,350,889
Baxter International Inc.	291,869	19,993,026
Becton Dickinson and Co.	112,654	16,175,988
Boston Scientific Corp.[a]	711,788	12,634,237
Cooper Companies Inc. (The)	25,648	4,806,948
CR Bard Inc.	40,926	6,848,966
DENTSPLY International Inc.	76,114	3,873,441
Edwards Lifesciences Corp.[a]	56,660	8,071,784
Halyard Health Inc.[a]	25,933	1,275,904
Hill-Rom Holdings Inc.	30,781	1,508,269
Hologic Inc.[a]	128,955	4,258,739
IDEXX Laboratories Inc.[a]	25,524	3,942,948
Intuitive Surgical Inc.[a]	19,341	9,767,785
Medtronic PLC	769,050	59,978,209
ResMed Inc.	75,248	5,401,301
Sirona Dental Systems Inc.[a]	30,981	2,787,980
St. Jude Medical Inc.	153,159	10,016,599
Stryker Corp.	180,839	16,682,398
Teleflex Inc.	22,282	2,692,334
Varian Medical Systems Inc.[a,b]	56,211	5,288,893
Zimmer Holdings Inc.	90,087	10,587,024

		248,539,192

4

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.79%
Aetna Inc.	192,253	$20,480,712
AmerisourceBergen Corp.	121,548	13,816,361
Anthem Inc.	150,431	23,228,051
Brookdale Senior Living Inc.[a]	91,861	3,468,671
Cardinal Health Inc.	183,111	16,529,430
Catamaran Corp.[a]	111,411	6,633,411
Centene Corp.[a]	61,984	4,381,649
Cigna Corp.	144,515	18,706,022
Community Health Systems Inc.[a]	61,701	3,225,728
DaVita HealthCare Partners Inc.[a]	95,914	7,795,890
Envision Healthcare Holdings Inc.[a]	43,471	1,667,113
Express Scripts Holding Co.[a,b]	394,720	34,249,854
HCA Holdings Inc.[a]	175,869	13,230,625
Health Net Inc./CAa	43,038	2,603,369
Henry Schein Inc.[a]	46,060	6,430,897
Humana Inc.	83,128	14,798,447
Laboratory Corp. of America Holdings[a]	53,751	6,777,464
LifePoint Hospitals Inc.[a]	23,818	1,749,432
McKesson Corp.	124,016	28,052,419
MEDNAX Inc.[a,b]	53,664	3,891,177
Omnicare Inc.	53,104	4,092,194
Patterson Companies Inc.	46,427	2,265,173
Premier Inc.[a,b]	17,208	646,677
Quest Diagnostics Inc.	78,080	6,000,448
Tenet Healthcare Corp.[a]	52,455	2,597,047
UnitedHealth Group Inc.	526,953	62,333,270
Universal Health Services Inc. Class B	48,029	5,653,494
VCA Inc.[a]	44,592	2,444,533

		317,749,558
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a]	96,255	1,151,210
athenahealth Inc.[a,b]	20,211	2,412,991
Cerner Corp.[a,b]	160,375	11,749,073
IMS Health Holdings Inc.[a,b]	39,987	1,082,448
Inovalon Holdings Inc.[a]	13,641	412,095
Veeva Systems Inc.[a,b]	20,210	515,961

		17,323,778
HOTELS, RESTAURANTS & LEISURE — 1.86%
Aramark	22,323	706,077
Brinker International Inc.	35,103	2,160,941
Carnival Corp.	228,868	10,949,045
Chipotle Mexican Grill Inc.[a]	16,740	10,890,040
Choice Hotels International Inc.	18,803	1,204,708
Darden Restaurants Inc.	66,533	4,613,398
Domino’s Pizza Inc.	29,820	2,998,401
Dunkin’ Brands Group Inc.	52,421	2,493,143
Hilton Worldwide Holdings Inc.[a]	72,206	2,138,742
Hyatt Hotels Corp. Class Aa	22,162	1,312,434
Las Vegas Sands Corp.	201,885	11,111,750
Marriott International Inc./MD Class A	112,367	9,025,317
McDonald’s Corp.	531,564	51,795,596
MGM Resorts International[a]	200,134	4,208,818
Norwegian Cruise Line Holdings Ltd.[a]	48,620	2,625,966
Panera Bread Co. Class Aa	13,212	2,113,854
Restaurant Brands International Inc.	107,903	4,144,554
Royal Caribbean Cruises Ltd.	89,671	7,339,571
SeaWorld Entertainment Inc.	36,607	705,783

Security	Shares	Value

Six Flags Entertainment Corp.	39,106	$1,893,122
Starbucks Corp.	404,867	38,340,905
Starwood Hotels & Resorts Worldwide Inc.	96,254	8,037,209
Wendy’s Co. (The)	147,440	1,607,096
Wyndham Worldwide Corp.	64,744	5,857,390
Wynn Resorts Ltd.	43,813	5,515,180
Yum! Brands Inc.	237,427	18,690,253

		212,479,293
HOUSEHOLD DURABLES — 0.55%
DR Horton Inc.	174,188	4,960,874
Garmin Ltd.	65,350	3,105,432
GoPro Inc.[a,b]	10,942	474,992
Harman International Industries Inc.	36,669	4,900,078
Jarden Corp.[a]	103,792	5,490,597
Leggett & Platt Inc.	74,399	3,429,050
Lennar Corp. Class A	95,518	4,948,788
Mohawk Industries Inc.[a]	32,988	6,127,521
Newell Rubbermaid Inc.	149,575	5,843,895
NVR Inc.[a,b]	2,260	3,002,772
PulteGroup Inc.	203,050	4,513,802
Taylor Morrison Home Corp. Class Aa	16,962	353,658
Tempur Sealy International Inc.[a]	32,705	1,888,387
Toll Brothers Inc.[a]	95,206	3,745,404
Tupperware Brands Corp.	27,113	1,871,339
Whirlpool Corp.	41,871	8,460,454

		63,117,043
HOUSEHOLD PRODUCTS — 1.71%
Church & Dwight Co. Inc.	72,874	6,224,897
Clorox Co. (The)	69,374	7,658,196
Colgate-Palmolive Co.	492,322	34,137,607
Energizer Holdings Inc.	33,114	4,571,388
Kimberly-Clark Corp.	202,671	21,708,091
Procter & Gamble Co. (The)	1,455,137	119,233,926
Spectrum Brands Holdings Inc.	11,435	1,024,118

		194,558,223
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
AES Corp./VA	389,339	5,003,006
Calpine Corp.[a]	210,780	4,820,539
NRG Energy Inc.	181,050	4,560,649

		14,384,194
INDUSTRIAL CONGLOMERATES — 2.04%
3M Co.	351,860	58,039,307
Carlisle Companies Inc.	34,564	3,201,663
Danaher Corp.	326,789	27,744,386
General Electric Co.	5,392,422	133,785,990
Roper Industries Inc.	53,779	9,249,988

		232,021,334
INSURANCE — 2.96%
ACE Ltd.	181,814	20,270,443
Aflac Inc.	244,494	15,650,061
Alleghany Corp.[a]	8,821	4,295,827
Allied World Assurance Co. Holdings AG	52,877	2,136,231
Allstate Corp. (The)	233,463	16,615,562

5

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value

American Financial Group Inc./OH	38,923	$2,496,910
American International Group Inc.	738,112	40,441,157
American National Insurance Co.	3,867	380,474
Aon PLC	150,717	14,486,918
Arch Capital Group Ltd.[a]	68,395	4,213,132
Arthur J Gallagher & Co.	84,277	3,939,950
Aspen Insurance Holdings Ltd.	33,300	1,572,759
Assurant Inc.	38,531	2,366,189
Assured Guaranty Ltd.	83,042	2,191,478
Axis Capital Holdings Ltd.	54,762	2,824,624
Brown & Brown Inc.	64,716	2,142,747
Chubb Corp. (The)	123,974	12,533,771
Cincinnati Financial Corp.	87,884	4,682,460
CNA Financial Corp.	13,978	579,109
Endurance Specialty Holdings Ltd.	23,906	1,461,613
Erie Indemnity Co. Class A	13,259	1,156,980
Everest Re Group Ltd.	24,829	4,320,246
FNF Group	148,602	5,462,610
Genworth Financial Inc. Class Aa	265,298	1,939,328
Hanover Insurance Group Inc. (The)	24,068	1,746,855
Hartford Financial Services Group Inc. (The)	227,914	9,531,363
HCC Insurance Holdings Inc.	53,508	3,032,298
Lincoln National Corp.	142,362	8,180,121
Loews Corp.	174,726	7,134,063
Markel Corp.[a]	7,538	5,796,420
Marsh & McLennan Companies Inc.	295,653	16,583,177
MBIA Inc.[a,b]	75,171	699,090
Mercury General Corp.	12,439	718,352
MetLife Inc.	503,249	25,439,237
Old Republic International Corp.	139,697	2,087,073
PartnerRe Ltd.	25,496	2,914,958
Principal Financial Group Inc.	158,817	8,158,429
ProAssurance Corp.	30,016	1,378,035
Progressive Corp. (The)	319,217	8,682,702
Prudential Financial Inc.	247,749	19,896,722
Reinsurance Group of America Inc.	37,081	3,455,578
RenaissanceRe Holdings Ltd.	24,422	2,435,606
StanCorp Financial Group Inc.	23,517	1,613,266
Torchmark Corp.	70,789	3,887,732
Travelers Companies Inc. (The)	173,025	18,709,193
Unum Group	138,027	4,655,651
Validus Holdings Ltd.	45,035	1,895,974
White Mountains Insurance Group Ltd.	3,310	2,265,761
WR Berkley Corp.	53,719	2,713,347
XL Group PLC	136,904	5,038,067

		336,809,649

INTERNET & CATALOG RETAIL — 1.27%
Amazon.com Inc.[a]	202,036	75,177,596
Expedia Inc.	54,352	5,116,154
Groupon Inc.[a,b]	257,926	1,859,647
Liberty Interactive Corp. Series Aa	263,576	7,693,783
Liberty TripAdvisor Holdings Inc. Class Aa	39,328	1,250,237
Liberty Ventures Series Aa	77,742	3,265,941
Netflix Inc.[a]	32,215	13,423,668
Priceline Group Inc. (The)[a,b]	27,741	32,294,685
TripAdvisor Inc.[a,b]	60,240	5,010,161
zulily Inc. Class Aa,b	7,109	92,346

		145,184,218

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 3.35%
Akamai Technologies Inc.[a]	95,637	$6,794,531
AOL Inc.[a]	42,914	1,699,824
CoStar Group Inc.[a,b]	17,304	3,423,250
eBay Inc.[a]	681,594	39,314,342
Equinix Inc.	30,371	7,071,887
Facebook Inc. Class Aa	1,061,810	87,296,709
Google Inc. Class Aa	150,945	83,729,191
Google Inc. Class Ca	152,731	83,696,588
HomeAway Inc.[a,b]	50,267	1,516,555
IAC/InterActiveCorp	39,844	2,688,275
LendingClub Corp.[a]	35,870	704,846
LinkedIn Corp. Class Aa,b	56,178	14,036,635
Pandora Media Inc.[a,b]	110,160	1,785,694
Rackspace Hosting Inc.[a]	62,899	3,244,959
Twitter Inc.[a]	276,750	13,859,640
VeriSign Inc.[a,b]	60,181	4,030,322
Yahoo! Inc.[a]	509,527	22,640,832
Yelp Inc.[a,b]	27,288	1,292,087
Zillow Group Inc. Class Aa,b	25,474	2,555,042

		381,381,209

IT SERVICES — 3.31%
Accenture PLC Class A	340,223	31,875,493
Alliance Data Systems Corp.[a]	31,571	9,352,909
Amdocs Ltd.	85,877	4,671,709
Automatic Data Processing Inc.	259,315	22,207,737
Booz Allen Hamilton Holding Corp.	39,803	1,151,899
Broadridge Financial Solutions Inc.	64,728	3,560,687
Cognizant Technology Solutions Corp. Class Aa	327,194	20,413,634
Computer Sciences Corp.	77,804	5,079,045
CoreLogic Inc./United States[a]	49,235	1,736,518
DST Systems Inc.	15,225	1,685,560
Fidelity National Information Services Inc.	154,963	10,546,782
Fiserv Inc.[a]	134,237	10,658,418
FleetCor Technologies Inc.[a]	44,531	6,720,618
Gartner Inc.[a]	48,478	4,064,880
Genpact Ltd.[a]	85,361	1,984,643
Global Payments Inc.	36,620	3,357,322
International Business Machines Corp.	508,704	81,646,992
Jack Henry & Associates Inc.	45,325	3,167,764
Leidos Holdings Inc.	34,552	1,449,802
MasterCard Inc. Class A	540,669	46,708,395
Paychex Inc.	175,471	8,705,994
Sabre Corp.	24,155	586,966
Teradata Corp.[a,b]	78,061	3,445,612
Total System Services Inc.	89,965	3,432,165
Vantiv Inc. Class Aa,b	66,804	2,518,511
VeriFone Systems Inc.[a]	59,674	2,082,026
Visa Inc. Class A	1,078,532	70,546,778
Western Union Co. (The)[b]	289,040	6,014,922
Xerox Corp.	629,592	8,090,257

		377,464,038

LEISURE PRODUCTS — 0.13%
Hasbro Inc.	62,120	3,928,469
Mattel Inc.	182,033	4,159,454
Polaris Industries Inc.	35,327	4,984,640
Vista Outdoor Inc.[a]	34,233	1,465,857

		14,538,420

6

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.67%
Agilent Technologies Inc.	179,758	$7,468,945
Bio-Rad Laboratories Inc. Class Aa	11,211	1,515,503
Bio-Techne Corp.	19,815	1,987,246
Bruker Corp.[a,b]	59,041	1,090,487
Charles River Laboratories International Inc.[a]	25,972	2,059,320
Illumina Inc.[a]	75,048	13,931,911
Mettler-Toledo International Inc.[a]	15,682	5,153,889
PerkinElmer Inc.	60,771	3,107,829
QIAGEN NVa	125,282	3,157,106
Quintiles Transnational Holdings Inc.[a]	28,811	1,929,473
Thermo Fisher Scientific Inc.	214,567	28,824,931
VWR Corp.[a,b]	16,107	418,621
Waters Corp.[a]	45,445	5,649,723

		76,294,984
MACHINERY — 1.76%
AGCO Corp.	47,547	2,265,139
Allison Transmission Holdings Inc.	72,444	2,313,861
Caterpillar Inc.	335,749	26,869,992
Colfax Corp.[a,b]	51,125	2,440,196
Crane Co.	26,048	1,625,656
Cummins Inc.	99,008	13,726,469
Deere & Co.	184,198	16,152,323
Donaldson Co. Inc.	76,680	2,891,603
Dover Corp.	89,928	6,215,823
Flowserve Corp.	73,563	4,155,574
Graco Inc.	32,619	2,353,787
IDEX Corp.	43,233	3,278,358
Illinois Tool Works Inc.	174,331	16,934,513
Ingersoll-Rand PLC	145,602	9,912,584
ITT Corp.	49,169	1,962,335
Joy Global Inc.	54,495	2,135,114
Kennametal Inc.	41,712	1,405,277
Lincoln Electric Holdings Inc.	40,909	2,675,040
Manitowoc Co. Inc. (The)	72,512	1,563,359
Middleby Corp. (The)[a]	30,804	3,162,031
Navistar International Corp.[a,b]	29,632	874,144
Nordson Corp.	34,618	2,711,974
Oshkosh Corp.	41,764	2,037,666
PACCAR Inc.	191,125	12,067,633
Pall Corp.	58,894	5,912,369
Parker-Hannifin Corp.	80,230	9,529,719
Pentair PLC	98,116	6,170,515
Snap-on Inc.	31,258	4,596,802
SPX Corp.	21,954	1,863,895
Stanley Black & Decker Inc.	83,745	7,985,923
Terex Corp.	59,125	1,572,134
Timken Co. (The)	43,937	1,851,505
Toro Co. (The)	30,150	2,114,118
Trinity Industries Inc.	83,008	2,947,614
Valmont Industries Inc.	13,220	1,624,474
WABCO Holdings Inc.[a]	30,739	3,777,208
Wabtec Corp./DE	51,801	4,921,613
Xylem Inc./NY	98,516	3,450,030

		200,048,370

Security	Shares	Value

MARINE — 0.02%
Kirby Corp.[a]	30,769	$2,309,213

		2,309,213
MEDIA — 3.66%
AMC Networks Inc. Class Aa	31,888	2,443,896
Cablevision Systems Corp. Class A	104,770	1,917,291
CBS Corp. Class B NVS	267,820	16,237,927
Charter Communications Inc. Class Aa	42,585	8,223,589
Cinemark Holdings Inc.	62,543	2,818,813
Clear Channel Outdoor Holdings Inc. Class A	22,378	226,465
Comcast Corp. Class A	1,393,002	78,662,823
DIRECTV[a]	251,597	21,410,905
Discovery Communications Inc. Class Aa,b	123,093	3,786,341
Discovery Communications Inc. Class Ca	123,093	3,628,166
DISH Network Corp. Class Aa	114,977	8,055,289
DreamWorks Animation SKG Inc. Class Aa,b	41,484	1,003,913
Gannett Co. Inc.	121,648	4,510,708
Interpublic Group of Companies Inc. (The)	227,361	5,029,225
John Wiley & Sons Inc. Class A	23,642	1,445,472
Liberty Broadband Corp. Class Aa,b	12,516	706,904
Liberty Broadband Corp. Class Ca	32,831	1,858,235
Liberty Media Corp. Class Aa	50,858	1,960,576
Liberty Media Corp. Class Ca	101,733	3,886,201
Lions Gate Entertainment Corp.	42,932	1,456,253
Live Nation Entertainment Inc.[a,b]	77,383	1,952,373
Madison Square Garden Co. (The) Class Aa	33,156	2,806,655
Morningstar Inc.	10,297	771,348
News Corp. Class Aa	267,338	4,280,081
Omnicom Group Inc.	139,162	10,851,853
Regal Entertainment Group Class A	43,563	994,979
Scripps Networks Interactive Inc. Class A	52,345	3,588,773
Sirius XM Holdings Inc.[a]	1,389,392	5,307,477
Starz Series Aa,b	46,877	1,613,038
Thomson Reuters Corp.	191,800	7,779,408
Time Warner Cable Inc.	149,859	22,460,867
Time Warner Inc.	447,464	37,783,860
Twenty-First Century Fox Inc. Class A	1,024,172	34,657,981
Viacom Inc. Class B	218,600	14,930,380
Walt Disney Co. (The)	931,316	97,685,735

		416,733,800
METALS & MINING — 0.44%
Alcoa Inc.	629,415	8,132,042
Allegheny Technologies Inc.	59,303	1,779,683
Carpenter Technology Corp.	28,351	1,102,287
Cliffs Natural Resources Inc.[b]	81,202	390,582
Compass Minerals International Inc.	17,945	1,672,653
Freeport-McMoRan Inc.	558,029	10,574,649
Newmont Mining Corp.	267,434	5,805,992
Nucor Corp.	171,039	8,129,484
Reliance Steel & Aluminum Co.	41,577	2,539,523
Royal Gold Inc.	34,661	2,187,456
Southern Copper Corp.	78,245	2,283,189
Steel Dynamics Inc.	128,583	2,584,518
Tahoe Resources Inc.	45,158	494,932
TimkenSteel Corp.	21,968	581,493
U.S. Steel Corp.	77,478	1,890,463

		50,148,946

7

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value

MULTI-UTILITIES — 1.10%
Alliant Energy Corp.	59,482	$3,747,366
Ameren Corp.	130,271	5,497,436
CenterPoint Energy Inc.	231,807	4,731,181
CMS Energy Corp.	144,631	5,049,068
Consolidated Edison Inc.	157,517	9,608,537
Dominion Resources Inc./VA	312,821	22,169,624
DTE Energy Co.	95,480	7,704,281
Integrys Energy Group Inc.	43,032	3,099,165
MDU Resources Group Inc.	102,697	2,191,554
NiSource Inc.	169,912	7,503,314
PG&E Corp.	249,870	13,260,601
Public Service Enterprise Group Inc.	272,332	11,416,157
SCANA Corp.	76,019	4,180,285
Sempra Energy	132,148	14,406,775
TECO Energy Inc.	126,997	2,463,742
Vectren Corp.	44,690	1,972,617
Wisconsin Energy Corp.	120,916	5,985,342

		124,987,045

MULTILINE RETAIL — 0.75%
Big Lots Inc.	28,653	1,376,204
Dillard’s Inc. Class A	12,930	1,765,074
Dollar General Corp.[a]	166,796	12,573,082
Dollar Tree Inc.[a]	111,478	9,045,882
Family Dollar Stores Inc.	51,278	4,063,269
JC Penney Co. Inc.[a,b]	163,031	1,371,091
Kohl’s Corp.	112,067	8,769,243
Macy’s Inc.	183,172	11,889,694
Nordstrom Inc.	74,401	5,975,888
Sears Holdings Corp.[a,b]	14,228	588,755
Target Corp.	340,843	27,972,985

		85,391,167

OIL, GAS & CONSUMABLE FUELS — 6.34%
Anadarko Petroleum Corp.	271,666	22,496,661
Antero Resources Corp.[a,b]	29,949	1,057,799
Apache Corp.	207,738	12,532,834
Cabot Oil & Gas Corp.	223,884	6,611,295
California Resources Corp.	167,345	1,273,495
Cheniere Energy Inc.[a]	128,228	9,924,847
Chesapeake Energy Corp.	282,644	4,002,239
Chevron Corp.	1,023,708	107,468,866
Cimarex Energy Co.	46,734	5,378,616
Cobalt International Energy Inc.[a,b]	188,340	1,772,279
Concho Resources Inc.[a]	64,536	7,481,013
ConocoPhillips	660,275	41,108,722
CONSOL Energy Inc.	124,279	3,466,141
Continental Resources Inc./OKa,b	46,324	2,022,969
CVR Energy Inc.	8,245	350,907
Denbury Resources Inc.	188,481	1,374,027
Devon Energy Corp.	219,668	13,248,177
Energen Corp.	39,128	2,582,448
EOG Resources Inc.	293,947	26,952,000
EP Energy Corp. Class Aa,b	17,716	185,664
EQT Corp.	81,994	6,794,843
Exxon Mobil Corp.	2,309,261	196,287,185
Golar LNG Ltd.[b]	27,093	901,655
Gulfport Energy Corp.[a]	46,622	2,140,416
Hess Corp.	135,947	9,226,723

Security	Shares	Value

HollyFrontier Corp.	106,576	$4,291,816
Kinder Morgan Inc./DE	730,413	30,721,171
Kosmos Energy Ltd.[a,b]	56,707	448,552
Laredo Petroleum Inc.[a,b]	62,136	810,253
Marathon Oil Corp.	362,930	9,476,102
Marathon Petroleum Corp.	127,896	13,095,271
Memorial Resource Development Corp.[a]	26,758	474,687
Murphy Oil Corp.	96,838	4,512,651
Newfield Exploration Co.[a]	87,497	3,070,270
Noble Energy Inc.	208,581	10,199,611
Oasis Petroleum Inc.[a,b]	74,881	1,064,808
Occidental Petroleum Corp.	422,535	30,845,055
ONEOK Inc.	111,626	5,384,838
PBF Energy Inc.	37,090	1,258,093
Peabody Energy Corp.[b]	146,182	719,215
Phillips 66	304,355	23,922,303
Pioneer Natural Resources Co.	77,076	12,602,697
QEP Resources Inc.	96,936	2,021,116
Range Resources Corp.	87,952	4,577,022
SandRidge Energy Inc.[a,b]	262,620	467,464
SM Energy Co.	35,844	1,852,418
Southwestern Energy Co.[a,b]	207,611	4,814,499
Spectra Energy Corp.	361,336	13,069,523
Targa Resources Corp.	26,212	2,510,847
Teekay Corp.	24,298	1,131,558
Tesoro Corp.	69,878	6,379,163
Ultra Petroleum Corp.[a,b]	82,176	1,284,411
Valero Energy Corp.	287,054	18,262,375
Whiting Petroleum Corp.[a]	89,105	2,753,345
Williams Companies Inc. (The)	401,814	20,327,770
World Fuel Services Corp.	38,657	2,222,004
WPX Energy Inc.[a]	108,898	1,190,255

		722,402,984

PAPER & FOREST PRODUCTS — 0.13%
Domtar Corp.	34,260	1,583,497
International Paper Co.	233,107	12,935,108

		14,518,605

PERSONAL PRODUCTS — 0.15%
Avon Products Inc.	233,818	1,868,206
Coty Inc. Class A	35,152	853,139
Estee Lauder Companies Inc. (The) Class A	123,592	10,277,911
Herbalife Ltd.[b]	40,830	1,745,891
Nu Skin Enterprises Inc. Class A	31,592	1,902,154

		16,647,301

PHARMACEUTICALS — 5.61%
AbbVie Inc.	855,128	50,059,193
Actavis PLC[a]	195,519	58,190,365
Bristol-Myers Squibb Co.	891,201	57,482,464
Eli Lilly & Co.	529,112	38,439,987
Endo International PLC[a]	95,464	8,563,121
Hospira Inc.[a]	89,732	7,882,059
Jazz Pharmaceuticals PLC[a]	32,079	5,542,930
Johnson & Johnson	1,521,339	153,046,703
Mallinckrodt PLC[a]	60,871	7,709,312
Merck & Co. Inc.	1,571,543	90,332,292
Mylan NVa	200,671	11,909,824
Perrigo Co. PLC	75,591	12,514,090

8

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value

Pfizer Inc.	3,430,176	$119,335,823
Salix Pharmaceuticals Ltd.[a]	34,249	5,918,570
Zoetis Inc.	269,976	12,497,189
		639,423,922
PROFESSIONAL SERVICES — 0.34%
Dun & Bradstreet Corp. (The)	19,967	2,562,964
Equifax Inc.	65,951	6,133,443
IHS Inc. Class Aa	36,600	4,163,616
ManpowerGroup Inc.	42,766	3,684,291
Nielsen NV	151,148	6,736,666
Robert Half International Inc.	73,637	4,456,511
Towers Watson & Co. Class A	34,896	4,612,728
Verisk Analytics Inc. Class Aa,b	89,870	6,416,718
		38,766,937
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.46%
Alexandria Real Estate Equities Inc.	38,533	3,777,775
American Campus Communities Inc.	60,278	2,584,118
American Capital Agency Corp.	189,220	4,036,063
American Homes 4 Rent Class A	80,192	1,327,178
American Realty Capital Properties Inc.[b]	487,188	4,798,802
American Tower Corp.	227,249	21,395,493
Annaly Capital Management Inc.	508,181	5,285,082
Apartment Investment & Management Co. Class A	83,359	3,281,010
AvalonBay Communities Inc.[b]	69,650	12,136,512
BioMed Realty Trust Inc.	108,493	2,458,451
Boston Properties Inc.	82,424	11,578,923
Brandywine Realty Trust	95,982	1,533,792
Brixmor Property Group Inc.	28,922	767,879
Camden Property Trust	45,857	3,582,807
CBL & Associates Properties Inc.	89,225	1,766,655
Chimera Investment Corp.	561,018	1,761,597
Columbia Property Trust Inc.	66,990	1,810,070
Corporate Office Properties Trust	49,993	1,468,794
Corrections Corp. of America	62,541	2,517,901
Crown Castle International Corp.	179,794	14,840,197
DDR Corp.	161,564	3,008,322
Digital Realty Trust Inc.	72,675	4,793,643
Douglas Emmett Inc.	76,998	2,295,310
Duke Realty Corp.	176,714	3,847,064
Equity Commonwealth[a]	68,711	1,824,277
Equity Lifestyle Properties Inc.	45,260	2,487,037
Equity Residential	194,476	15,141,901
Essex Property Trust Inc.	33,734	7,755,447
Extra Space Storage Inc.[b]	62,265	4,207,246
Federal Realty Investment Trust	36,338	5,349,317
Gaming and Leisure Properties Inc.	45,223	1,667,372
General Growth Properties Inc.	305,661	9,032,283
HCP Inc.	245,979	10,628,753
Health Care REIT Inc.	187,335	14,492,236
Healthcare Trust of America Inc. Class Ab	67,196	1,872,081
Home Properties Inc.	30,738	2,129,836
Hospitality Properties Trust	80,331	2,650,120
Host Hotels & Resorts Inc.	408,130	8,236,063
Iron Mountain Inc.[b]	100,067	3,650,444
Kilroy Realty Corp.	46,283	3,525,376
Kimco Realty Corp.	219,719	5,899,455
Lamar Advertising Co. Class A	42,477	2,517,612
Liberty Property Trust	79,124	2,824,727
Macerich Co. (The)	84,838	7,154,389

Security	Shares	Value

MFA Financial Inc.	196,599	$1,545,268
Mid-America Apartment Communities Inc.	40,352	3,117,999
National Retail Properties Inc.[b]	70,804	2,900,840
NorthStar Realty Finance Corp.[b]	129,379	2,344,347
Omega Healthcare Investors Inc.[b]	74,465	3,021,045
Outfront Media Inc.	73,043	2,185,447
Paramount Group Inc.	80,107	1,546,065
Piedmont Office Realty Trust Inc. Class A	82,705	1,539,140
Plum Creek Timber Co. Inc.	95,733	4,159,599
Post Properties Inc.	29,048	1,653,703
Prologis Inc.	269,324	11,731,753
Public Storage	77,294	15,237,739
Rayonier Inc.	68,170	1,837,863
Realty Income Corp.[b]	118,763	6,128,171
Regency Centers Corp.[b]	49,642	3,377,642
Retail Properties of America Inc. Class A	126,969	2,035,313
Senior Housing Properties Trust	126,151	2,799,291
Simon Property Group Inc.	167,083	32,688,118
SL Green Realty Corp.	51,327	6,589,360
Spirit Realty Capital Inc.	214,311	2,588,877
Starwood Property Trust Inc.[b]	118,733	2,885,212
Tanger Factory Outlet Centers Inc.	48,810	1,716,648
Taubman Centers Inc.	31,426	2,423,887
Two Harbors Investment Corp.	196,329	2,085,014
UDR Inc.	135,716	4,618,415
Urban Edge Properties	53,368	1,264,822
Ventas Inc.	168,849	12,329,354
Vornado Realty Trust	100,898	11,300,576
Weingarten Realty Investors	65,429	2,354,135
Weyerhaeuser Co.	282,656	9,370,046
WP Carey Inc.	53,250	3,621,000
WP GLIMCHER Inc.	98,387	1,636,176
		394,332,275
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
CBRE Group Inc. Class Aa	150,658	5,831,971
Forest City Enterprises Inc. Class Aa	88,220	2,251,374
Howard Hughes Corp. (The)[a]	21,445	3,324,404
Jones Lang LaSalle Inc.	23,875	4,068,300
Realogy Holdings Corp.[a]	78,391	3,565,223

		19,041,272
ROAD & RAIL — 1.04%
AMERCO	3,890	1,285,256
Avis Budget Group Inc.[a]	56,579	3,339,010
Con-way Inc.	30,702	1,354,879
CSX Corp.	540,275	17,893,908
Genesee & Wyoming Inc. Class Aa	27,877	2,688,458
Hertz Global Holdings Inc.[a]	240,084	5,205,021
JB Hunt Transport Services Inc.	49,302	4,210,144
Kansas City Southern	59,391	6,062,633
Landstar System Inc.	24,041	1,593,918
Norfolk Southern Corp.	166,569	17,143,282
Old Dominion Freight Line Inc.[a]	33,690	2,604,237
Ryder System Inc.	28,641	2,717,745
Union Pacific Corp.	487,142	52,762,350
		118,860,841

9

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.34%
Advanced Micro Devices Inc.[a,b]	331,061	$887,243
Altera Corp.	169,315	7,265,307
Analog Devices Inc.	169,346	10,668,798
Applied Materials Inc.	654,911	14,774,792
Atmel Corp.	227,647	1,873,535
Avago Technologies Ltd.	134,483	17,076,651
Broadcom Corp. Class A	287,816	12,460,994
Cree Inc.[a,b]	59,832	2,123,438
First Solar Inc.[a]	39,295	2,349,448
Freescale Semiconductor Ltd.[a]	56,489	2,302,492
Intel Corp.	2,677,003	83,709,884
KLA-Tencor Corp.	89,051	5,190,783
Lam Research Corp.	87,530	6,147,669
Linear Technology Corp.	126,998	5,943,506
Marvell Technology Group Ltd.	217,701	3,200,205
Maxim Integrated Products Inc.	151,624	5,278,031
Microchip Technology Inc.	107,510	5,257,239
Micron Technology Inc.[a]	575,814	15,621,834
NVIDIA Corp.	301,375	6,306,272
ON Semiconductor Corp.[a]	236,402	2,862,828
Skyworks Solutions Inc.	102,230	10,048,187
SunEdison Inc.[a,b]	143,597	3,446,328
SunPower Corp.[a,b]	24,424	764,715
Teradyne Inc.	109,752	2,068,825
Texas Instruments Inc.	580,509	33,196,407
Xilinx Inc.	143,896	6,086,801

		266,912,212
SOFTWARE — 3.70%
Activision Blizzard Inc.	265,658	6,037,078
Adobe Systems Inc.[a]	268,004	19,816,216
ANSYS Inc.[a]	49,660	4,379,515
Autodesk Inc.[a]	122,020	7,155,253
CA Inc.	171,577	5,595,126
Cadence Design Systems Inc.[a,b]	155,254	2,862,884
CDK Global Inc.	86,912	4,064,005
Citrix Systems Inc.[a]	88,010	5,621,199
Electronic Arts Inc.[a]	169,524	9,970,554
FactSet Research Systems Inc.	22,816	3,632,307
FireEye Inc.[a]	48,857	1,917,637
Fortinet Inc.[a]	73,397	2,565,225
Informatica Corp.[a]	58,887	2,582,489
Intuit Inc.	152,857	14,821,015
Microsoft Corp.	4,441,966	180,588,128
NetSuite Inc.[a,b]	22,191	2,058,437
Nuance Communications Inc.[a,b]	140,796	2,020,423
Oracle Corp.	1,766,307	76,216,147
PTC Inc.[a]	63,520	2,297,518
Red Hat Inc.[a]	101,632	7,698,624
Rovi Corp.[a]	51,376	935,557
salesforce.com inc.[a]	329,924	22,042,222
ServiceNow Inc.[a,b]	77,848	6,132,865
SolarWinds Inc.[a]	35,876	1,838,286
Solera Holdings Inc.	36,951	1,908,889
Splunk Inc.[a,b]	63,323	3,748,722
Symantec Corp.	372,854	8,711,734
Synopsys Inc.[a]	83,114	3,849,841
Tableau Software Inc. Class Aa	20,332	1,881,117
VMware Inc. Class Aa	47,010	3,855,290
Workday Inc. Class Aa,b	50,333	4,248,609
Zynga Inc. Class Aa	387,377	1,104,024

		422,156,936

Security	Shares	Value

SPECIALTY RETAIL — 2.62%
Aaron’s Inc.	34,725	$983,065
Abercrombie & Fitch Co. Class A	39,061	860,904
Advance Auto Parts Inc.	39,242	5,874,135
Ascena Retail Group Inc.[a,b]	69,646	1,010,563
AutoNation Inc.[a]	36,930	2,375,707
AutoZone Inc.[a]	17,512	11,945,986
Bed Bath & Beyond Inc.[a]	99,624	7,648,633
Best Buy Co. Inc.	155,167	5,863,761
Cabela’s Inc.[a,b]	26,911	1,506,478
CarMax Inc.[a,b]	118,292	8,163,331
Chico’s FAS Inc.	81,435	1,440,585
CST Brands Inc.	40,643	1,781,383
Dick’s Sporting Goods Inc.	51,696	2,946,155
DSW Inc. Class A	40,160	1,481,101
Foot Locker Inc.	78,261	4,930,443
GameStop Corp. Class Ab	58,171	2,208,171
Gap Inc. (The)	135,544	5,873,122
GNC Holdings Inc. Class A	48,835	2,396,333
Home Depot Inc. (The)	735,458	83,555,383
L Brands Inc.	130,850	12,337,846
Lowe’s Companies Inc.	547,909	40,758,950
Michaels Companies Inc. (The)[a]	14,847	401,760
Murphy USA Inc.[a]	25,262	1,828,211
O’Reilly Automotive Inc.[a]	57,096	12,346,439
Penske Automotive Group Inc.	22,944	1,181,387
Ross Stores Inc.	114,418	12,055,080
Sally Beauty Holdings Inc.[a]	86,775	2,982,457
Signet Jewelers Ltd.	43,116	5,984,070
Staples Inc.	346,835	5,648,208
Tiffany & Co.	60,610	5,334,286
TJX Companies Inc. (The)	376,673	26,385,944
Tractor Supply Co.	74,333	6,322,765
Ulta Salon Cosmetics & Fragrance Inc.[a]	34,669	5,229,819
Urban Outfitters Inc.[a,b]	54,557	2,490,527
Williams-Sonoma Inc.	50,554	4,029,659

		298,162,647
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.35%
3D Systems Corp.[a,b]	58,947	1,616,327
Apple Inc.	3,242,341	403,444,491
Diebold Inc.	34,732	1,231,597
EMC Corp./MA	1,101,139	28,145,113
Hewlett-Packard Co.	1,019,256	31,760,017
Lexmark International Inc. Class A	33,454	1,416,442
NCR Corp.[a]	90,084	2,658,379
NetApp Inc.	168,217	5,964,975
SanDisk Corp.	114,373	7,276,410
Stratasys Ltd.[a,b]	26,364	1,391,492
Western Digital Corp.	119,759	10,899,266

		495,804,509
TEXTILES, APPAREL & LUXURY GOODS — 0.85%
Carter’s Inc.	28,879	2,670,441
Coach Inc.	147,095	6,094,146
Deckers Outdoor Corp.[a,b]	18,457	1,344,962
Fossil Group Inc.[a]	23,559	1,942,440
Hanesbrands Inc.	215,075	7,207,163
Kate Spade & Co.[a]	67,978	2,269,785
Michael Kors Holdings Ltd.[a]	109,643	7,209,027

10

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2015

Security	Shares	Value

NIKE Inc. Class B	375,665	$37,690,470
PVH Corp.	44,507	4,742,666
Ralph Lauren Corp.	31,648	4,161,712
Under Armour Inc. Class Aa,b	92,809	7,494,327
VF Corp.	185,753	13,989,058

		96,816,197
THRIFTS & MORTGAGE FINANCE — 0.10%
Hudson City Bancorp Inc.	283,473	2,970,797
Nationstar Mortgage Holdings Inc.[a,b]	11,424	282,972
New York Community Bancorp Inc.[b]	237,898	3,980,034
Ocwen Financial Corp.[a,b]	53,102	438,092
People’s United Financial Inc.	166,417	2,529,538
TFS Financial Corp.	41,768	613,154

		10,814,587
TOBACCO — 1.24%
Altria Group Inc.	1,068,299	53,436,316
Lorillard Inc.	194,988	12,742,466
Philip Morris International Inc.	845,858	63,718,483
Reynolds American Inc.	166,083	11,444,779

		141,342,044
TRADING COMPANIES & DISTRIBUTORS — 0.26%
Air Lease Corp.	54,701	2,064,416
Fastenal Co.	159,252	6,598,607
GATX Corp.	24,939	1,445,963
HD Supply Holdings Inc.[a]	56,904	1,772,844
MRC Global Inc.[a]	54,716	648,384
MSC Industrial Direct Co. Inc. Class A	25,446	1,837,201
NOW Inc.[a,b]	57,237	1,238,609
United Rentals Inc.[a,b]	52,312	4,768,762
Veritiv Corp.[a]	4,377	193,157
WESCO International Inc.[a]	23,801	1,663,452
WW Grainger Inc.[b]	31,319	7,385,333

		29,616,728
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	96,534	5,233,108
Aqua America Inc.	95,541	2,517,505

		7,750,613
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
SBA Communications Corp. Class Aa	69,468	8,134,703
Sprint Corp.[a,b]	390,696	1,851,899
T-Mobile U.S. Inc.[a]	142,350	4,511,072
Telephone & Data Systems Inc.	46,040	1,146,396
United States Cellular Corp.[a]	6,681	238,645

		15,882,715

TOTAL COMMON STOCKS
(Cost: $ 9,197,789,462)		11,373,451,421

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.44%

MONEY MARKET FUNDS — 2.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	254,695,853	$254,695,853
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	14,713,885	14,713,885
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	9,141,513	9,141,513

		278,551,251

TOTAL SHORT-TERM INVESTMENTS
(Cost: $278,551,251)		278,551,251

TOTAL INVESTMENTS IN SECURITIES — 102.23%
(Cost: $ 9,476,340,713)		11,652,002,672
Other Assets, Less Liabilities — (2.23)%		(254,693,170)

NET ASSETS — 100.00%		$11,397,309,502

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	198	Jun. 2015	Chicago Mercantile	$20,401,920	$212,443
E-mini S&P MidCap 400	15	Jun. 2015	Chicago Mercantile	2,279,700	45,794

Net Unrealized Appreciation					$258,237

See notes to financial statements.

11

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 3.08%
B/E Aerospace Inc.	279,249	$17,765,821
Boeing Co. (The)	1,934,770	290,370,281
Hexcel Corp.	260,217	13,380,358
Honeywell International Inc.	2,077,788	216,734,066
Huntington Ingalls Industries Inc.	110,106	15,431,356
KLX Inc.[a]	139,579	5,379,375
Lockheed Martin Corp.	718,988	145,925,804
Precision Castparts Corp.	384,128	80,666,880
Rockwell Collins Inc.	317,207	30,626,336
Spirit AeroSystems Holdings Inc. Class Aa	297,533	15,534,198
TransDigm Group Inc.	140,475	30,724,692
Triumph Group Inc.	32,958	1,968,252
United Technologies Corp.	272,509	31,938,055

		896,445,474

AIR FREIGHT & LOGISTICS — 1.00%
CH Robinson Worldwide Inc.	393,967	28,846,264
Expeditors International of Washington Inc.	523,913	25,242,128
FedEx Corp.	337,204	55,790,402
United Parcel Service Inc. Class B	1,878,072	182,060,300

		291,939,094

AIRLINES — 0.99%
Alaska Air Group Inc.	333,442	22,067,192
American Airlines Group Inc.	1,910,971	100,861,049
Copa Holdings SA Class A	69,746	7,042,254
Delta Air Lines Inc.	117,574	5,286,127
Southwest Airlines Co.	1,633,894	72,381,504
Spirit Airlines Inc.[a]	192,912	14,923,672
United Continental Holdings Inc.[a]	991,130	66,653,493

		289,215,291

AUTO COMPONENTS — 0.37%
BorgWarner Inc.	606,765	36,697,147
Gentex Corp./MI	456,300	8,350,290
Goodyear Tire & Rubber Co. (The)	730,649	19,785,975
Johnson Controls Inc.	470,727	23,743,470
Lear Corp.	172,813	19,151,137

		107,728,019

AUTOMOBILES — 0.31%
Harley-Davidson Inc.	579,559	35,202,414
Tesla Motors Inc.[a,b]	252,213	47,610,248
Thor Industries Inc.	122,460	7,740,696

		90,553,358

BANKS — 0.06%
Signature Bank/New York NYa	123,814	16,043,818
SVB Financial Group[a]	11,593	1,472,775

		17,516,593

Security	Shares	Value

BEVERAGES — 3.49%
Brown-Forman Corp. Class B	408,340	$36,893,519
Coca-Cola Co. (The)	10,534,463	427,172,475
Coca-Cola Enterprises Inc.	626,041	27,671,012
Constellation Brands Inc. Class Aa	396,814	46,113,755
Dr. Pepper Snapple Group Inc.	521,178	40,902,049
Monster Beverage Corp.[a]	379,945	52,582,488
PepsiCo Inc.	4,022,317	384,613,952

		1,015,949,250

BIOTECHNOLOGY — 5.88%
Alexion Pharmaceuticals Inc.[a]	524,836	90,954,079
Alkermes PLC[a]	328,324	20,017,914
Alnylam Pharmaceuticals Inc.[a]	162,107	16,927,213
Amgen Inc.	1,904,072	304,365,909
Biogen Inc.[a]	629,334	265,729,988
BioMarin Pharmaceutical Inc.[a]	417,192	51,990,467
Celgene Corp.[a]	2,124,766	244,943,025
Gilead Sciences Inc.[a]	4,074,391	399,819,989
Incyte Corp.[a]	383,832	35,182,041
Intercept Pharmaceuticals Inc.[a]	35,504	10,012,838
Juno Therapeutics Inc.[a]	24,242	1,470,520
Medivation Inc.[a,b]	203,129	26,217,860
Myriad Genetics Inc.[a,b]	174,484	6,176,734
Pharmacyclics Inc.[a]	160,809	41,159,064
Regeneron Pharmaceuticals Inc.[a]	209,253	94,473,544
Seattle Genetics Inc.[a,b]	269,267	9,518,588
United Therapeutics Corp.[a,b]	127,288	21,948,906
Vertex Pharmaceuticals Inc.[a]	626,749	73,937,580

		1,714,846,259

BUILDING PRODUCTS — 0.28%
Allegion PLC	256,036	15,661,722
AO Smith Corp.	90,710	5,956,019
Armstrong World Industries Inc.[a]	120,233	6,909,790
Fortune Brands Home & Security Inc.	184,192	8,745,436
Lennox International Inc.	118,651	13,252,130
Masco Corp.	946,433	25,269,761
USG Corp.[a,b]	247,628	6,611,668

		82,406,526

CAPITAL MARKETS — 14%
Affiliated Managers Group Inc.[a]	146,724	31,513,381
Ameriprise Financial Inc.	176,415	23,082,138
Artisan Partners Asset Management Inc.	73,293	3,331,900
BlackRock Inc.[c]	129,242	47,281,893
Charles Schwab Corp. (The)	491,867	14,972,431
Eaton Vance Corp.	318,995	13,282,952
Federated Investors Inc. Class B	183,690	6,225,254
Franklin Resources Inc.	860,234	44,147,209
Invesco Ltd.	176,123	6,990,322
Lazard Ltd. Class A	327,891	17,243,788
Legg Mason Inc.	108,076	5,965,795
LPL Financial Holdings Inc.	231,763	10,165,125
NorthStar Asset Management Group Inc./ New York	103,798	2,422,645
SEI Investments Co.	330,021	14,550,626
T Rowe Price Group Inc.	697,215	56,460,471
TD Ameritrade Holding Corp.	624,341	23,262,946
Waddell & Reed Financial Inc. Class A	226,332	11,212,487

		332,111,363

12

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value

CHEMICALS — 3.32%
Airgas Inc.	197,183	$20,923,088
Albemarle Corp.	92,111	4,867,145
Axalta Coating Systems Ltd.[a]	89,612	2,475,083
Cabot Corp.	11,135	501,075
Celanese Corp. Series A	35,371	1,975,824
Cytec Industries Inc.	22,792	1,231,680
Dow Chemical Co. (The)	511,388	24,536,396
Eastman Chemical Co.	362,918	25,135,701
Ecolab Inc.	707,349	80,906,579
EI du Pont de Nemours & Co.	2,300,176	164,393,579
FMC Corp.	353,412	20,232,837
Huntsman Corp.	375,431	8,323,305
International Flavors & Fragrances Inc.	215,777	25,332,220
LyondellBasell Industries NV Class A	1,110,866	97,534,035
Monsanto Co.	1,283,140	144,404,575
NewMarket Corp.	23,990	11,462,422
Platform Specialty Products Corp.[a]	253,713	6,510,275
PPG Industries Inc.	366,870	82,743,860
Praxair Inc.	777,281	93,848,908
Rayonier Advanced Materials Inc.	13,053	194,490
RPM International Inc.	327,871	15,734,529
Scotts Miracle-Gro Co. (The) Class A	118,881	7,985,237
Sherwin-Williams Co. (The)	228,488	65,004,836
Sigma-Aldrich Corp.	145,080	20,057,310
Valspar Corp. (The)	224,508	18,865,407
Westlake Chemical Corp.	93,418	6,720,491
WR Grace & Co.[a]	174,479	17,250,739

		969,151,626
COMMERCIAL SERVICES & SUPPLIES — 0.51%
Cintas Corp.	213,579	17,434,454
Clean Harbors Inc.[a,b]	118,852	6,748,417
Copart Inc.[a]	299,512	11,252,666
Covanta Holding Corp.	116,341	2,609,529
KAR Auction Services Inc.	149,493	5,670,269
Pitney Bowes Inc.	246,305	5,743,833
Rollins Inc.	252,659	6,248,257
RR Donnelley & Sons Co.	52,222	1,002,140
Stericycle Inc.[a,b]	224,784	31,566,417
Tyco International PLC	990,623	42,656,226
Waste Connections Inc.	199,745	9,615,724
Waste Management Inc.	127,340	6,905,648

		147,453,580
COMMUNICATIONS EQUIPMENT — 1.37%
Arista Networks Inc.[a]	12,128	855,388
ARRIS Group Inc.[a]	333,850	9,646,596
CommScope Holding Co. Inc.[a]	166,105	4,740,637
EchoStar Corp. Class Aa	28,017	1,449,039
F5 Networks Inc.[a]	201,006	23,103,630
Harris Corp.	58,431	4,602,025
Juniper Networks Inc.	235,785	5,324,025
Motorola Solutions Inc.	119,472	7,965,198
Palo Alto Networks Inc.[a]	145,378	21,236,818
QUALCOMM Inc.	4,478,229	310,520,399
Riverbed Technology Inc.[a]	426,001	8,907,681

		398,351,436

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.10%
Chicago Bridge & Iron Co. NV	262,252	$12,918,533
Fluor Corp.	239,799	13,706,911
Quanta Services Inc.[a]	137,958	3,935,942

		30,561,386
CONSTRUCTION MATERIALS — 0.12%
Eagle Materials Inc.	132,940	11,108,466
Martin Marietta Materials Inc.	163,990	22,925,802

		34,034,268
CONSUMER FINANCE — 0.73%
Ally Financial Inc.[a]	641,493	13,458,523
American Express Co.	2,406,857	188,023,669
Santander Consumer USA Holdings Inc.	15,924	368,481
SLM Corp.	384,415	3,567,371
Synchrony Financial[a]	246,536	7,482,368

		212,900,412
CONTAINERS & PACKAGING — 0.39%
AptarGroup Inc.	39,418	2,503,832
Avery Dennison Corp.	88,241	4,668,831
Ball Corp.	370,052	26,140,473
Crown Holdings Inc.[a]	367,817	19,869,474
Owens-Illinois Inc.[a]	263,675	6,148,901
Packaging Corp. of America	260,916	20,401,022
Sealed Air Corp.	573,148	26,112,623
Silgan Holdings Inc.	115,614	6,720,642

		112,565,798
DISTRIBUTORS—0.19%
Genuine Parts Co.	381,579	35,559,347
LKQ Corp.[a]	800,997	20,473,483

		56,032,830
DIVERSIFIED CONSUMER SERVICES — 0.13%
H&R Block Inc.	727,913	23,344,170
Service Corp. International/U.S.	440,550	11,476,328
ServiceMaster Global Holdings Inc.[a]	74,131	2,501,921

		37,322,419
DIVERSIFIED FINANCIAL SERVICES — 0.61%
CBOE Holdings Inc.	227,952	13,085,584
Intercontinental Exchange Inc.	129,595	30,230,626
Leucadia National Corp.	161,572	3,601,440
McGraw Hill Financial Inc.	722,286	74,684,372
Moody’s Corp.	473,909	49,191,754
MSCI Inc.	137,209	8,412,284

		179,206,060

13

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.02%
CenturyLink Inc.	92,426	$3,193,318
Level 3 Communications Inc.[a]	734,252	39,532,128
Verizon Communications Inc.	10,987,000	534,297,810
Windstream Holdings Inc.	1,501,184	11,108,762
Zayo Group Holdings Inc.[a]	22,890	640,004

		588,772,022

ELECTRIC UTILITIES — 0.05%
ITC Holdings Corp.	394,599	14,769,841

		14,769,841

ELECTRICAL EQUIPMENT — 0.63%
Acuity Brands Inc.	114,674	19,283,580
AMETEK Inc.	651,054	34,206,377
Emerson Electric Co.	1,390,980	78,757,288
Hubbell Inc. Class B	25,436	2,788,294
Rockwell Automation Inc.	367,420	42,617,046
Solarcity Corp.[a,b]	112,953	5,792,230

		183,444,815

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.47%
Amphenol Corp. Class A	834,013	49,148,386
Avnet Inc.	74,382	3,309,999
CDW Corp./DE	230,634	8,588,810
Corning Inc.	805,486	18,268,422
FLIR Systems Inc.	263,153	8,231,426
IPG Photonics Corp.[a,b]	88,353	8,190,323
Keysight Technologies Inc.[a]	64,592	2,399,593
National Instruments Corp.	264,196	8,464,840
Trimble Navigation Ltd.[a]	692,145	17,442,054
Zebra Technologies Corp. Class Aa	134,011	12,156,808

		136,200,661

ENERGY EQUIPMENT & SERVICES — 1.70%
Atwood Oceanics Inc.	36,789	1,034,139
Baker Hughes Inc.	96,432	6,131,147
Cameron International Corp.[a]	328,632	14,827,876
Dresser-Rand Group Inc.[a]	202,897	16,302,774
Dril-Quip Inc.[a]	102,797	7,030,287
FMC Technologies Inc.[a]	624,275	23,104,418
Frank’s International NV	11,666	218,154
Halliburton Co.	2,240,879	98,329,770
Helmerich & Payne Inc.	173,718	11,824,984
Nabors Industries Ltd.	77,555	1,058,626
National Oilwell Varco Inc.	96,846	4,841,331
Oceaneering International Inc.	264,564	14,267,936
Patterson-UTI Energy Inc.	197,691	3,711,648
RPC Inc.	162,502	2,081,651
Schlumberger Ltd.	3,450,588	287,917,063
Seadrill Ltd.[b]	277,179	2,591,624
Seventy Seven Energy Inc.[a]	22,885	94,973
Superior Energy Services Inc.	28,238	630,837
Unit Corp.[a]	8,095	226,498

		496,225,736

FOOD & STAPLES RETAILING — 1.99%
Costco Wholesale Corp.	1,099,423	166,557,087
CVS Health Corp.	440,613	45,475,668
Kroger Co. (The)	1,352,052	103,648,306

Security	Shares	Value

Rite Aid Corp.[a]	1,730,339	$15,036,646
Sprouts Farmers Market Inc.[a]	259,224	9,132,462
Sysco Corp.	581,862	21,953,653
Wal-Mart Stores Inc.	431,301	35,474,507
Walgreens Boots Alliance Inc.	1,904,143	161,242,829
Whole Foods Market Inc.	424,406	22,103,065

		580,624,223

FOOD PRODUCTS — 1.81%
Archer-Daniels-Midland Co.	170,406	8,077,244
Campbell Soup Co.	306,323	14,259,336
Flowers Foods Inc.	456,070	10,371,032
General Mills Inc.	1,630,528	92,287,885
Hain Celestial Group Inc. (The)[a,b]	243,522	15,597,584
Hershey Co. (The)	396,793	40,040,382
Hormel Foods Corp.	355,064	20,185,388
Ingredion Inc.	30,121	2,344,016
Kellogg Co.	621,603	40,994,718
Keurig Green Mountain Inc.	375,317	41,934,168
Kraft Foods Group Inc.	1,579,590	137,605,983
McCormick & Co. Inc./MD	346,407	26,711,444
Mead Johnson Nutrition Co.	536,315	53,915,747
Pilgrim’s Pride Corp.[b]	22,204	501,588
Tyson Foods Inc. Class A	46,999	1,800,062
WhiteWave Foods Co. (The)[a]	461,464	20,461,314

		527,087,891

HEALTH CARE EQUIPMENT & SUPPLIES — 1.75%
Align Technology Inc.[a]	216,527	11,645,905
Baxter International Inc.	1,439,748	98,622,738
Becton Dickinson and Co.	512,648	73,611,126
Boston Scientific Corp.[a]	334,325	5,934,269
Cooper Companies Inc. (The)	94,078	17,632,099
CR Bard Inc.	202,393	33,870,469
DENTSPLY International Inc.	117,464	5,977,743
Edwards Lifesciences Corp.[a]	279,972	39,884,811
Halyard Health Inc.[a]	103,905	5,112,126
Hill-Rom Holdings Inc.	10,294	504,406
Hologic Inc.[a]	207,002	6,836,241
IDEXX Laboratories Inc.[a,b]	126,551	19,549,598
Intuitive Surgical Inc.[a]	88,352	44,620,411
ResMed Inc.	372,489	26,737,260
Sirona Dental Systems Inc.[a,b]	94,288	8,484,977
St. Jude Medical Inc.	485,822	31,772,759
Stryker Corp.	531,702	49,049,509
Varian Medical Systems Inc.[a,b]	275,930	25,962,254
Zimmer Holdings Inc.	33,436	3,929,399

		509,738,100

HEALTH CARE PROVIDERS & SERVICES — 1.99%
Aetna Inc.	282,685	30,114,433
AmerisourceBergen Corp.	599,282	68,120,385
Brookdale Senior Living Inc.[a]	455,539	17,201,153
Cardinal Health Inc.	73,088	6,597,654
Catamaran Corp.[a]	549,064	32,691,271
Centene Corp.[a,b]	306,186	21,644,288
Cigna Corp.	55,533	7,188,192
DaVita HealthCare Partners Inc.[a]	163,630	13,299,846
Envision Healthcare Holdings Inc.[a]	215,371	8,259,478
Express Scripts Holding Co.[a]	1,686,358	146,325,284

14

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value

HCA Holdings Inc.[a]	82,589	$6,213,170
Henry Schein Inc.[a]	226,577	31,634,681
Laboratory Corp. of America Holdings[a]	125,990	15,886,079
McKesson Corp.	611,792	138,387,350
MEDNAX Inc.[a]	173,969	12,614,492
Patterson Companies Inc.	20,947	1,022,004
Premier Inc.[a]	86,527	3,251,685
Tenet Healthcare Corp.[a]	259,034	12,824,773
Universal Health Services Inc. Class B	52,373	6,164,826

		579,441,044
HEALTH CARE TECHNOLOGY — 0.28%
Allscripts Healthcare Solutions Inc.[a]	176,853	2,115,162
athenahealth Inc.[a,b]	100,697	12,022,215
Cerner Corp.[a]	790,664	57,924,045
IMS Health Holdings Inc.[a,b]	198,836	5,382,491
Inovalon Holdings Inc.[a]	51,597	1,558,745
Veeva Systems Inc.[a]	99,959	2,551,953

		81,554,611
HOTELS, RESTAURANTS & LEISURE — 2.98%
Aramark	104,432	3,303,184
Brinker International Inc.	172,169	10,598,724
Chipotle Mexican Grill Inc.[a]	82,485	53,659,792
Choice Hotels International Inc.	6,290	403,000
Domino’s Pizza Inc.	147,534	14,834,544
Dunkin’ Brands Group Inc.	259,729	12,352,711
Hilton Worldwide Holdings Inc.[a]	359,013	10,633,965
Hyatt Hotels Corp. Class Aa	6,003	355,498
Las Vegas Sands Corp.	997,894	54,924,086
Marriott International Inc./MD Class A	485,414	38,988,452
McDonald’s Corp.	2,622,468	255,533,282
MGM Resorts International[a]	83,490	1,755,795
Norwegian Cruise Line Holdings Ltd.[a]	222,912	12,039,477
Panera Bread Co. Class Aa,b	64,913	10,385,755
Restaurant Brands International Inc.	533,950	20,509,019
SeaWorld Entertainment Inc.	182,006	3,509,076
Six Flags Entertainment Corp.	193,539	9,369,223
Starbucks Corp.	1,997,364	189,150,371
Starwood Hotels & Resorts Worldwide Inc.	212,757	17,765,209
Wyndham Worldwide Corp.	319,992	28,949,676
Wynn Resorts Ltd.	215,102	27,077,040
Yum! Brands Inc.	1,171,173	92,194,739

		868,292,618
HOUSEHOLD DURABLES — 0.34%
DR Horton Inc.	79,775	2,271,992
GoPro Inc.[a]	35,080	1,522,823
Harman International Industries Inc.	180,770	24,156,295
Jarden Corp.[a]	157,499	8,331,697
Leggett & Platt Inc.	182,007	8,388,703
Lennar Corp. Class A	28,717	1,487,828
Newell Rubbermaid Inc.	435,521	17,015,805
NVR Inc.[a,b]	11,129	14,786,657
Tempur Sealy International Inc.[a]	161,244	9,310,229
Tupperware Brands Corp.	134,102	9,255,720
Whirlpool Corp.	19,021	3,843,383

		100,371,132

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.17%
Church & Dwight Co. Inc.	360,733	$30,813,813
Clorox Co. (The)	282,931	31,232,753
Colgate-Palmolive Co.	2,171,333	150,560,230
Kimberly-Clark Corp.	828,830	88,775,981
Procter & Gamble Co. (The)	409,368	33,543,614
Spectrum Brands Holdings Inc.	56,319	5,043,930

		339,970,321
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
Calpine Corp.[a]	146,403	3,348,237

		3,348,237
INDUSTRIAL CONGLOMERATES — 1.16%
3M Co.	1,735,916	286,339,344
Danaher Corp.	378,956	32,173,365
Roper Industries Inc.	119,953	20,631,916

		339,144,625
INSURANCE — 0.49%
American Financial Group Inc./OH	32,108	2,059,728
Aon PLC	570,593	54,845,399
Arthur J Gallagher & Co.	393,905	18,415,059
Brown & Brown Inc.	18,371	608,264
Erie Indemnity Co. Class A	65,100	5,680,626
Marsh & McLennan Companies Inc.	983,006	55,136,806
Reinsurance Group of America Inc.	50,915	4,744,769

		141,490,651
INTERNET & CATALOG RETAIL — 2.39%
Amazon.com Inc.[a]	996,773	370,899,233
Expedia Inc.	268,553	25,278,894
Groupon Inc.[a,b]	1,275,784	9,198,403
Liberty Interactive Corp. Series Aa	651,232	19,009,462
Liberty TripAdvisor Holdings Inc. Class Aa	195,709	6,221,589
Liberty Ventures Series Aa	380,538	15,986,401
Netflix Inc.[a]	159,077	66,285,795
Priceline Group Inc. (The)[a]	136,856	159,320,912
TripAdvisor Inc.[a]	295,650	24,589,211
zulily Inc. Class Aa,b	34,946	453,949

		697,243,849
INTERNET SOFTWARE & SERVICES — 6.01%
Akamai Technologies Inc.[a]	472,427	33,563,576
CoStar Group Inc.[a,b]	85,701	16,954,229
eBay Inc.[a]	3,362,566	193,952,807
Equinix Inc.	149,788	34,878,136
Facebook Inc. Class Aa	5,238,616	430,692,814
Google Inc. Class Aa	744,713	413,092,301
Google Inc. Class Ca	753,516	412,926,768
HomeAway Inc.[a]	229,857	6,934,786
IAC/InterActiveCorp	81,814	5,519,991
LendingClub Corp.[a]	128,398	2,523,021
LinkedIn Corp. Class Aa	276,810	69,163,747
Pandora Media Inc.[a]	545,313	8,839,524
Rackspace Hosting Inc.[a]	311,141	16,051,764
Twitter Inc.[a]	1,367,480	68,483,398

15

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value

VeriSign Inc.[a,b]	294,650	$19,732,710
Yelp Inc.[a,b]	135,332	6,407,970
Zillow Group Inc. Class Aa	125,859	12,623,658

		1,752,341,200
IT SERVICES — 5.81%
Accenture PLC Class A	1,678,409	157,250,139
Alliance Data Systems Corp.[a]	156,095	46,243,144
Automatic Data Processing Inc.	1,279,203	109,550,945
Booz Allen Hamilton Holding Corp.	184,801	5,348,141
Broadridge Financial Solutions Inc.	320,109	17,609,196
Cognizant Technology Solutions Corp. Class Aa	1,614,477	100,727,220
Computer Sciences Corp.	23,339	1,523,570
DST Systems Inc.	61,020	6,755,524
Fidelity National Information Services Inc.	94,884	6,457,805
Fiserv Inc.[a]	661,388	52,514,207
FleetCor Technologies Inc.[a]	220,111	33,219,152
Gartner Inc.[a]	239,444	20,077,379
Genpact Ltd.[a]	46,482	1,080,707
Global Payments Inc.	180,875	16,582,620
International Business Machines Corp.	2,509,771	402,818,246
Jack Henry & Associates Inc.	224,257	15,673,322
MasterCard Inc. Class A	2,667,361	230,433,317
Paychex Inc.	769,686	38,187,971
Sabre Corp.	121,357	2,948,975
Teradata Corp.[a,b]	303,580	13,400,021
Total System Services Inc.	343,573	13,107,310
Vantiv Inc. Class Aa,b	330,242	12,450,123
VeriFone Systems Inc.[a]	295,641	10,314,915
Visa Inc. Class A	5,321,357	348,069,961
Western Union Co. (The)[b]	1,430,464	29,767,956

		1,692,111,866
LEISURE PRODUCTS — 0.17%
Hasbro Inc.	258,750	16,363,350
Mattel Inc.	325,689	7,441,994
Polaris Industries Inc.	174,900	24,678,390

		48,483,734
LIFE SCIENCES TOOLS & SERVICES — 0.71%
Agilent Technologies Inc.	127,464	5,296,129
Bio-Techne Corp.	47,900	4,803,891
Bruker Corp.[a]	293,047	5,412,578
Charles River Laboratories International Inc.[a]	60,907	4,829,316
Illumina Inc.[a]	369,905	68,669,164
Mettler-Toledo International Inc.[a]	77,563	25,491,080
PerkinElmer Inc.	56,716	2,900,456
Quintiles Transnational Holdings Inc.[a]	67,545	4,523,489
Thermo Fisher Scientific Inc.	426,641	57,314,952
VWR Corp.[a,b]	41,439	1,077,000
Waters Corp.[a]	225,054	27,978,713

		208,296,768
MACHINERY — 1.89%
Allison Transmission Holdings Inc.	359,376	11,478,469
Caterpillar Inc.	351,260	28,111,338
Colfax Corp.[a,b]	253,714	12,109,769
Crane Co.	47,712	2,977,706
Cummins Inc.	487,958	67,650,497

Security	Shares	Value

Deere & Co.	199,867	$17,526,337
Donaldson Co. Inc.	346,097	13,051,318
Dover Corp.	326,121	22,541,484
Flowserve Corp.	364,475	20,589,193
Graco Inc.	161,299	11,639,336
IDEX Corp.	197,501	14,976,501
Illinois Tool Works Inc.	858,677	83,411,884
Ingersoll-Rand PLC	61,178	4,164,998
ITT Corp.	55,526	2,216,043
Lincoln Electric Holdings Inc.	68,775	4,497,197
Manitowoc Co. Inc. (The)	359,135	7,742,951
Middleby Corp. (The)[a,b]	151,897	15,592,227
Navistar International Corp.[a,b]	23,271	686,494
Nordson Corp.	170,593	13,364,256
PACCAR Inc.	862,201	54,439,371
Pall Corp.	291,379	29,251,538
Parker-Hannifin Corp.	210,718	25,029,084
Pentair PLC	33,372	2,098,765
Snap-on Inc.	21,732	3,195,908
Stanley Black & Decker Inc.	46,737	4,456,840
Timken Co. (The)	13,722	578,245
Toro Co. (The)	150,138	10,527,677
Trinity Industries Inc.	314,548	11,169,599
Valmont Industries Inc.[b]	4,278	525,681
WABCO Holdings Inc.[a]	150,342	18,474,025
Wabtec Corp./DE	256,030	24,325,410
Xylem Inc./NY	354,571	12,417,076

		550,817,217
MARINE — 0.04%
Kirby Corp.[a]	151,320	11,356,566

		11,356,566
MEDIA — 5.27%
AMC Networks Inc. Class Aa	158,364	12,137,017
Cablevision Systems Corp. Class Ab	518,633	9,490,984
CBS Corp. Class B NVS	1,195,489	72,482,498
Charter Communications Inc. Class Aa	210,585	40,666,069
Cinemark Holdings Inc.	305,895	13,786,688
Clear Channel Outdoor Holdings Inc. Class A	51,661	522,809
Comcast Corp. Class A	6,288,431	355,107,699
DIRECTV[a]	1,241,115	105,618,887
Discovery Communications Inc. Class Aa	608,830	18,727,611
Discovery Communications Inc. Class Ca	609,046	17,951,631
DISH Network Corp. Class Aa	414,928	29,069,856
Interpublic Group of Companies Inc. (The)	1,124,577	24,875,643
Lions Gate Entertainment Corp.	213,208	7,232,015
Live Nation Entertainment Inc.[a]	195,699	4,937,486
Morningstar Inc.	51,206	3,835,841
Omnicom Group Inc.	685,835	53,481,413
Regal Entertainment Group Class A	54,620	1,247,521
Scripps Networks Interactive Inc. Class A	258,000	17,688,480
Sirius XM Holdings Inc.[a]	6,881,439	26,287,097
Starz Series Aa,b	202,649	6,973,152
Time Warner Cable Inc.	739,267	110,801,338
Twenty-First Century Fox Inc. Class A	3,723,843	126,014,847
Viacom Inc. Class B	1,076,697	73,538,405
Walt Disney Co. (The)	3,850,474	403,876,218

		1,536,351,205

16

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value

METALS & MINING — 0.07%
Carpenter Technology Corp.	8,250	$320,760
Compass Minerals International Inc.	88,996	8,295,317
Southern Copper Corp.	388,044	11,323,124
Tahoe Resources Inc.	34,814	381,561
TimkenSteel Corp.	6,861	181,611

		20,502,373
MULTI-UTILITIES — 0.02%
Dominion Resources Inc./VA	94,382	6,688,852

		6,688,852
MULTILINE RETAIL — 0.73%
Big Lots Inc.	41,963	2,015,483
Dillard’s Inc. Class A	43,424	5,927,810
Dollar General Corp.[a]	626,004	47,188,182
Dollar Tree Inc.[a]	548,851	44,536,514
Family Dollar Stores Inc.	239,383	18,968,709
Kohl’s Corp.	30,843	2,413,465
Macy’s Inc.	697,073	45,247,008
Nordstrom Inc.	367,986	29,556,636
Sears Holdings Corp.[a]	55,959	2,315,583
Target Corp.	169,698	13,927,115

		212,096,505
OIL, GAS & CONSUMABLE FUELS — 2.79%
Anadarko Petroleum Corp.	98,209	8,132,687
Antero Resources Corp.[a,b]	147,698	5,216,693
Cabot Oil & Gas Corp.	1,107,560	32,706,247
Cheniere Energy Inc.[a]	631,331	48,865,019
Chesapeake Energy Corp.	321,472	4,552,044
Cimarex Energy Co.	27,961	3,218,032
Cobalt International Energy Inc.[a]	846,414	7,964,756
Concho Resources Inc.[a]	318,283	36,895,365
Continental Resources Inc./OKa,b	229,001	10,000,474
CVR Energy Inc.	17,063	726,201
EOG Resources Inc.	1,450,068	132,956,735
EQT Corp.	364,928	30,241,583
Gulfport Energy Corp.[a]	183,475	8,423,337
HollyFrontier Corp.	96,910	3,902,566
Kinder Morgan Inc./DE	994,732	41,838,428
Kosmos Energy Ltd.[a]	284,707	2,252,032
Laredo Petroleum Inc.[a,b]	269,658	3,516,340
Marathon Petroleum Corp.	469,713	48,093,914
Memorial Resource Development Corp.[a]	71,973	1,276,801
Noble Energy Inc.	733,500	35,868,150
Oasis Petroleum Inc.[a,b]	369,619	5,255,982
ONEOK Inc.	292,138	14,092,737
PBF Energy Inc.	57,416	1,947,551
Phillips 66	615,675	48,392,055
Pioneer Natural Resources Co.	379,603	62,068,887
QEP Resources Inc.	60,168	1,254,503
Range Resources Corp.	434,947	22,634,642
SM Energy Co.	177,962	9,197,076
Southwestern Energy Co.[a,b]	1,020,644	23,668,734
Targa Resources Corp.	129,364	12,391,778
Teekay Corp.	56,051	2,610,295
Tesoro Corp.	147,431	13,458,976
Ultra Petroleum Corp.[a,b]	123,789	1,934,822

Security	Shares	Value

Valero Energy Corp.	338,510	$21,536,006
Whiting Petroleum Corp.[a]	158,209	4,888,658
Williams Companies Inc. (The)	1,982,081	100,273,478
World Fuel Services Corp.	42,806	2,460,489

		814,714,073
PAPER & FOREST PRODUCTS — 0.03%
International Paper Co.	177,981	9,876,166

		9,876,166
PERSONAL PRODUCTS — 0.26%
Avon Products Inc.	473,288	3,781,571
Coty Inc. Class A	138,528	3,362,074
Estee Lauder Companies Inc. (The) Class A	608,598	50,611,010
Herbalife Ltd.[b]	202,251	8,648,253
Nu Skin Enterprises Inc. Class A	156,530	9,424,671

		75,827,579
PHARMACEUTICALS — 3.69%
AbbVie Inc.	4,218,769	246,966,737
Actavis PLC[a]	964,474	287,046,752
Bristol-Myers Squibb Co.	1,569,781	101,250,874
Endo International PLC[a]	470,850	42,235,245
Jazz Pharmaceuticals PLC[a]	157,643	27,239,134
Johnson & Johnson	1,178,531	118,560,219
Mallinckrodt PLC[a]	217,363	27,529,024
Merck & Co. Inc.	1,085,683	62,405,059
Mylan NVa	991,746	58,860,125
Perrigo Co. PLC	84,383	13,969,606
Salix Pharmaceuticals Ltd.[a]	168,653	29,144,925
Zoetis Inc.	1,329,512	61,543,110

		1,076,750,810
PROFESSIONAL SERVICES — 0.41%
Dun & Bradstreet Corp. (The)	35,302	4,531,365
Equifax Inc.	173,228	16,110,204
IHS Inc. Class Aa	180,629	20,548,355
Nielsen NV	558,819	24,906,563
Robert Half International Inc.	364,928	22,085,442
Verisk Analytics Inc. Class Aa,b	441,633	31,532,596

		119,714,525
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.00%
American Tower Corp.	1,120,805	105,523,791
Apartment Investment & Management Co. Class A	233,859	9,204,690
Boston Properties Inc.	48,687	6,839,550
Columbia Property Trust Inc.	49,348	1,333,383
Crown Castle International Corp.	885,738	73,108,814
Equity Lifestyle Properties Inc.	160,104	8,797,715
Extra Space Storage Inc.[b]	307,716	20,792,370
Federal Realty Investment Trust	118,577	17,455,720
Gaming and Leisure Properties Inc.	38,368	1,414,628
Health Care REIT Inc.	490,614	37,953,899
Healthcare Trust of America Inc. Class A	39,753	1,107,519
Iron Mountain Inc.	438,436	15,994,145
Lamar Advertising Co. Class A	211,403	12,529,856
NorthStar Realty Finance Corp.	136,387	2,471,332
Omega Healthcare Investors Inc.[b]	121,595	4,933,109

17

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value

Outfront Media Inc.	25,345	$758,322
Paramount Group Inc.	20,197	389,802
Plum Creek Timber Co. Inc.	226,262	9,831,084
Public Storage	351,742	69,342,418
Rayonier Inc.	39,831	1,073,844
Simon Property Group Inc.	614,926	120,304,123
Tanger Factory Outlet Centers Inc.	151,012	5,311,092
Taubman Centers Inc.	149,876	11,559,936
Urban Edge Properties	59,230	1,403,751
Ventas Inc.	327,269	23,897,182
Vornado Realty Trust	111,802	12,521,824
Weyerhaeuser Co.	147,317	4,883,559
WP GLIMCHER Inc.	64,606	1,074,398

		581,811,856
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
CBRE Group Inc. Class Aa	743,623	28,785,646
Howard Hughes Corp. (The)[a]	50,176	7,778,284
Jones Lang LaSalle Inc.	31,527	5,372,201
Realogy Holdings Corp.[a]	167,702	7,627,087

		49,563,218
ROAD & RAIL — 1.36%
AMERCO	10,985	3,629,444
Avis Budget Group Inc.[a]	279,606	16,500,948
Genesee & Wyoming Inc. Class Aa	63,979	6,170,135
Hertz Global Holdings Inc.[a]	1,188,368	25,763,818
JB Hunt Transport Services Inc.	244,238	20,856,704
Kansas City Southern	226,081	23,078,349
Landstar System Inc.	119,207	7,903,424
Norfolk Southern Corp.	174,200	17,928,664
Old Dominion Freight Line Inc.[a]	166,731	12,888,306
Union Pacific Corp.	2,403,327	260,304,347

		395,024,139
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.32%
Advanced Micro Devices Inc.[a,b]	1,645,992	4,411,259
Altera Corp.	310,557	13,326,001
Analog Devices Inc.	380,261	23,956,443
Applied Materials Inc.	2,158,088	48,686,465
Atmel Corp.	1,117,086	9,193,618
Avago Technologies Ltd.	662,912	84,176,566
Cree Inc.[a,b]	162,751	5,776,033
Freescale Semiconductor Ltd.[a]	257,191	10,483,105
Intel Corp.	1,123,011	35,116,554
KLA-Tencor Corp.	401,444	23,400,171
Lam Research Corp.	114,826	8,064,804
Linear Technology Corp.	627,867	29,384,176
Maxim Integrated Products Inc.	688,919	23,981,270
Microchip Technology Inc.[b]	531,645	25,997,440
Micron Technology Inc.[a]	2,490,964	67,579,853
NVIDIA Corp.	243,572	5,096,744
ON Semiconductor Corp.[a]	600,807	7,275,773
Skyworks Solutions Inc.	503,136	49,453,237
SunEdison Inc.[a,b]	228,091	5,474,184
SunPower Corp.[a,b]	11,074	346,727
Teradyne Inc.	59,367	1,119,068
Texas Instruments Inc.	2,863,812	163,767,089
Xilinx Inc.	712,126	30,122,930

		676,189,510

Security	Shares	Value

SOFTWARE — 5.51%
Activision Blizzard Inc.	867,709	$19,718,687
Adobe Systems Inc.[a]	1,320,687	97,651,597
ANSYS Inc.[a]	56,751	5,004,871
Autodesk Inc.[a,b]	476,390	27,935,510
Cadence Design Systems Inc.[a,b]	767,663	14,155,706
CDK Global Inc.	426,501	19,943,187
Citrix Systems Inc.[a]	393,647	25,142,234
Electronic Arts Inc.[a]	639,453	37,609,428
FactSet Research Systems Inc.	112,325	17,882,140
FireEye Inc.[a]	195,423	7,670,353
Fortinet Inc.[a]	363,363	12,699,537
Informatica Corp.[a]	262,973	11,532,681
Intuit Inc.	753,300	73,039,968
Microsoft Corp.	14,179,573	576,470,540
NetSuite Inc.[a,b]	110,365	10,237,457
Oracle Corp.	8,714,307	376,022,347
PTC Inc.[a]	315,764	11,421,184
Red Hat Inc.[a]	502,530	38,066,647
salesforce.com inc.[a]	1,629,172	108,844,981
ServiceNow Inc.[a]	382,366	30,122,793
SolarWinds Inc.[a]	174,374	8,934,924
Solera Holdings Inc.	182,517	9,428,828
Splunk Inc.[a,b]	313,664	18,568,909
Tableau Software Inc. Class Aa	101,018	9,346,185
VMware Inc. Class Aa	232,524	19,069,293
Workday Inc. Class Aa,b	248,558	20,980,781

		1,607,500,768
SPECIALTY RETAIL — 4.29%
Aaron’s Inc.	30,683	868,636
Abercrombie & Fitch Co. Class A	27,841	613,616
Advance Auto Parts Inc.	193,643	28,986,421
AutoNation Inc.[a]	183,122	11,780,238
AutoZone Inc.[a]	86,544	59,036,855
Bed Bath & Beyond Inc.[a]	207,940	15,964,593
Best Buy Co. Inc.	227,883	8,611,699
Cabela’s Inc.[a]	15,565	871,329
CarMax Inc.[a]	403,161	27,822,141
Chico’s FAS Inc.	180,554	3,194,000
CST Brands Inc.	171,362	7,510,796
Dick’s Sporting Goods Inc.	44,832	2,554,976
Foot Locker Inc.	56,563	3,563,469
GameStop Corp. Class Ab	15,001	569,438
Gap Inc. (The)	665,789	28,848,637
GNC Holdings Inc. Class A	241,408	11,845,890
Home Depot Inc. (The)	3,628,487	412,232,408
L Brands Inc.	230,299	21,714,893
Lowe’s Companies Inc.	2,703,053	201,080,113
Michaels Companies Inc. (The)[a]	46,729	1,264,487
Murphy USA Inc.[a]	57,527	4,163,229
O’Reilly Automotive Inc.[a,b]	281,495	60,870,479
Penske Automotive Group Inc.	50,804	2,615,898
Ross Stores Inc.	563,671	59,388,376
Sally Beauty Holdings Inc.[a]	318,198	10,936,465
Signet Jewelers Ltd.	146,238	20,296,372
Tiffany & Co.	299,405	26,350,634
TJX Companies Inc. (The)	1,858,165	130,164,458
Tractor Supply Co.	367,587	31,266,950
Ulta Salon Cosmetics & Fragrance Inc.[a]	170,721	25,753,263
Urban Outfitters Inc.[a,b]	194,177	8,864,180
Williams-Sonoma Inc.	249,763	19,908,609

		1,249,513,548

18

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2015

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.04%
3D Systems Corp.[a,b]	291,446	$7,991,449
Apple Inc.	15,997,199	1,990,531,471
Diebold Inc.	171,834	6,093,234
EMC Corp./MA	537,421	13,736,481
NCR Corp.[a]	42,377	1,250,545
NetApp Inc.	298,810	10,595,803
SanDisk Corp.	268,587	17,087,505
Stratasys Ltd.[a,b]	74,297	3,921,396

		2,051,207,884
TEXTILES, APPAREL & LUXURY GOODS — 1.61%
Carter’s Inc.	142,338	13,161,995
Coach Inc.	727,708	30,148,942
Deckers Outdoor Corp.[a,b]	92,362	6,730,419
Fossil Group Inc.[a,b]	116,791	9,629,418
Hanesbrands Inc.	1,057,127	35,424,326
Kate Spade & Co.[a,b]	335,688	11,208,622
Michael Kors Holdings Ltd.[a]	542,195	35,649,321
NIKE Inc. Class B	1,853,271	185,938,679
PVH Corp.	191,284	20,383,223
Ralph Lauren Corp.	117,773	15,487,150
Under Armour Inc. Class Aa,b	459,116	37,073,617
VF Corp.	915,457	68,943,067

		469,778,779
THRIFTS & MORTGAGE FINANCE — 0.01%
Nationstar Mortgage Holdings Inc.[a]	51,459	1,274,639
Ocwen Financial Corp.[a,b]	262,483	2,165,485

		3,440,124
TOBACCO — 1.85%
Altria Group Inc.	4,985,877	249,393,567
Lorillard Inc.	962,038	62,869,183
Philip Morris International Inc.	2,449,687	184,534,922
Reynolds American Inc.	618,591	42,627,106

		539,424,778
TRADING COMPANIES & DISTRIBUTORS — 0.39%
Air Lease Corp.	17,256	651,242
Fastenal Co.	787,671	32,637,148
HD Supply Holdings Inc.[a]	281,599	8,773,217
MRC Global Inc.[a]	122,029	1,446,044
MSC Industrial Direct Co. Inc. Class A	126,337	9,121,531
NOW Inc.[a,b]	23,996	519,273
United Rentals Inc.[a]	258,200	23,537,512
Veritiv Corp.[a]	3,656	161,339
WW Grainger Inc.	154,709	36,481,929

		113,329,235

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.14%
SBA Communications Corp. Class Aa	341,841	$40,029,581

		40,029,581

TOTAL COMMON STOCKS
(Cost: $ 20,865,766,487)		29,116,754,278

SHORT-TERM INVESTMENTS — 1.01%

MONEY MARKET FUNDS —1.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	255,409,931	255,409,931
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	14,755,137	14,755,137
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	24,080,143	24,080,143

		294,245,211

TOTAL SHORT-TERM INVESTMENTS
(Cost: $294,245,211)		294,245,211

TOTAL INVESTMENTS IN SECURITIES — 100.90%
(Cost: $ 21,160,011,698)		29,410,999,489
Other Assets, Less Liabilities — (0.90)%		(262,010,134)

NET ASSETS — 100.00%		$29,148,989,355

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	288	Jun. 2015	Chicago Mercantile	$29,675,520	$415,394

See notes to financial statements.

19

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 2.37%
Exelis Inc.	478,826	$11,668,990
General Dynamics Corp.	772,938	104,910,875
Huntington Ingalls Industries Inc.	19,284	2,702,653
L-3 Communications Holdings Inc.	217,988	27,420,710
Northrop Grumman Corp.	510,545	82,177,323
Orbital ATK Inc.	149,030	11,420,169
Raytheon Co.	790,738	86,388,126
Rockwell Collins Inc.	40,337	3,894,537
Spirit AeroSystems Holdings Inc. Class Aa	20,908	1,091,607
Textron Inc.	705,610	31,279,691
Triumph Group Inc.	100,629	6,009,564
United Technologies Corp.	2,057,392	241,126,342
Vectrus Inc.[a]	26,491	675,256

		610,765,843
AIR FREIGHT & LOGISTICS — 0.27%
FedEx Corp.	425,744	70,439,345

		70,439,345
AIRLINES — 0.40%
Alaska Air Group Inc.	29,728	1,967,399
Copa Holdings SA Class A	18,272	1,844,924
Delta Air Lines Inc.	2,031,649	91,342,939
Southwest Airlines Co.	192,992	8,549,546

		103,704,808
AUTO COMPONENTS — 0.44%
Gentex Corp./MI	302,750	5,540,325
Johnson Controls Inc.	1,230,483	62,065,562
Lear Corp.	40,802	4,521,678
TRW Automotive Holdings Corp.[a]	279,989	29,356,847
Visteon Corp.[a]	111,066	10,706,762

		112,191,174
AUTOMOBILES — 1.20%
Ford Motor Co.	9,814,883	158,412,212
General Motors Co.	4,053,197	151,994,887

		310,407,099
BANKS — 11.18%
Associated Banc-Corp.	375,961	6,992,875
Bank of America Corp.	26,576,242	409,008,364
Bank of Hawaii Corp.	112,064	6,859,437
BankUnited Inc.	256,672	8,403,441
BB&T Corp.	1,816,007	70,806,113
BOK Financial Corp.	68,809	4,212,487
CIT Group Inc.	462,590	20,872,061
Citigroup Inc.	7,677,402	395,539,751
Citizens Financial Group Inc.	406,676	9,813,092
City National Corp./CA	120,215	10,708,752
Comerica Inc.	459,290	20,727,758

Security	Shares	Value

Commerce Bancshares Inc./MO	215,639	$9,125,842
Cullen/Frost Bankers Inc.	133,895	9,249,467
East West Bancorp Inc.	361,965	14,645,104
Fifth Third Bancorp	2,149,834	40,524,371
First Horizon National Corp.	597,365	8,536,346
First Niagara Financial Group Inc.	897,545	7,934,298
First Republic Bank/CA	347,715	19,851,049
Fulton Financial Corp.	452,766	5,587,132
Huntington Bancshares Inc./OH	2,092,636	23,123,628
JPMorgan Chase & Co.	9,565,067	579,451,759
KeyCorp	2,232,822	31,616,760
M&T Bank Corp.	332,366	42,210,482
PacWest Bancorp	258,029	12,098,980
PNC Financial Services Group Inc. (The)[b]	1,349,959	125,870,177
Popular Inc.[a]	261,324	8,986,932
Regions Financial Corp.	3,485,855	32,941,330
Signature Bank/New York NYa	9,306	1,205,871
SunTrust Banks Inc.	1,346,802	55,340,094
SVB Financial Group[a]	116,589	14,811,467
Synovus Financial Corp.	351,068	9,833,415
TCF Financial Corp.	420,828	6,615,416
U.S. Bancorp/MN	4,341,535	189,594,833
Wells Fargo & Co.	12,069,359	656,573,130
Zions BanCorp.	512,224	13,830,048

		2,883,502,062
BEVERAGES — 0.11%
Constellation Brands Inc. Class Aa	27,669	3,215,415
Molson Coors Brewing Co. Class B	343,612	25,581,913

		28,797,328
BIOTECHNOLOGY — 0.09%
Alkermes PLC[a]	53,051	3,234,519
Alnylam Pharmaceuticals Inc.[a]	27,721	2,894,627
Amgen Inc.	99,529	15,909,711
Juno Therapeutics Inc.[a]	3,086	187,197
Myriad Genetics Inc.[a,c]	23,387	827,900

		23,053,954
BUILDING PRODUCTS — 0.12%
AO Smith Corp.	104,616	6,869,087
Fortune Brands Home & Security Inc.	244,064	11,588,159
Owens Corning	297,476	12,910,458

		31,367,704
CAPITAL MARKETS — 3.44%
Ameriprise Financial Inc.	311,976	40,818,940
Bank of New York Mellon Corp. (The)	2,882,194	115,979,486
BlackRock Inc.[b]	199,140	72,853,378
Charles Schwab Corp. (The)	2,372,495	72,218,748
E*TRADE Financial Corp.[a]	729,250	20,823,734
Federated Investors Inc. Class B	62,325	2,112,194
Franklin Resources Inc.	183,417	9,412,960
Goldman Sachs Group Inc. (The)	1,130,169	212,437,867
Interactive Brokers Group Inc. Class A	136,098	4,630,054
Invesco Ltd.	926,361	36,767,268
Legg Mason Inc.	159,449	8,801,585
Morgan Stanley	3,876,475	138,351,393
Northern Trust Corp.	597,751	41,633,357

20

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value

NorthStar Asset Management Group Inc./New York	364,400	$8,505,096
Raymond James Financial Inc.	315,594	17,919,427
SEI Investments Co.	21,040	927,654
State Street Corp.	1,087,882	79,991,963
TD Ameritrade Holding Corp.	84,854	3,161,660

		887,346,764
CHEMICALS — 1.52%
Air Products & Chemicals Inc.	536,525	81,165,502
Albemarle Corp.	202,036	10,675,582
Ashland Inc.	174,866	22,262,190
Axalta Coating Systems Ltd.[a,c]	61,175	1,689,654
Cabot Corp.	152,140	6,846,300
Celanese Corp. Series A	360,316	20,127,252
CF Industries Holdings Inc.	121,079	34,347,691
Cytec Industries Inc.	159,469	8,617,705
Dow Chemical Co. (The)	2,556,239	122,648,347
Eastman Chemical Co.	34,213	2,369,592
EI du Pont de Nemours & Co.	129,872	9,281,952
Huntsman Corp.	151,594	3,360,839
Mosaic Co. (The)	845,861	38,960,358
Rayonier Advanced Materials Inc.	93,877	1,398,767
RPM International Inc.	24,597	1,180,410
Sigma-Aldrich Corp.	162,243	22,430,095
Westlake Chemical Corp.	15,307	1,101,186
WR Grace & Co.[a,c]	26,450	2,615,111

		391,078,533
COMMERCIAL SERVICES & SUPPLIES — 0.57%
ADT Corp. (The)[c]	440,534	18,290,972
Cintas Corp.	50,743	4,142,151
Clean Harbors Inc.[a,c]	40,462	2,297,432
Covanta Holding Corp.	161,220	3,616,165
KAR Auction Services Inc.	211,047	8,005,013
Pitney Bowes Inc.	278,150	6,486,458
Republic Services Inc.	671,338	27,229,469
RR Donnelley & Sons Co.	454,194	8,715,983
Tyco International PLC	114,105	4,913,361
Waste Connections Inc.	123,154	5,928,633
Waste Management Inc.	1,055,086	57,217,314

		146,842,951
COMMUNICATIONS EQUIPMENT — 1.72%
Arista Networks Inc.[a,c]	3,675	259,198
Brocade Communications Systems Inc.	1,099,173	13,041,688
Cisco Systems Inc.	12,946,615	356,355,578
EchoStar Corp. Class Aa	81,921	4,236,954
Harris Corp.	214,073	16,860,390
JDS Uniphase Corp.[a,c]	584,277	7,665,714
Juniper Networks Inc.	805,664	18,191,893
Motorola Solutions Inc.	390,796	26,054,369

		442,665,784
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a]	378,637	11,669,592
Fluor Corp.	145,377	8,309,749
Jacobs Engineering Group Inc.[a,c]	333,882	15,078,111
KBR Inc.	374,168	5,417,953
Quanta Services Inc.[a]	408,648	11,658,728

		52,134,133

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.11%
Vulcan Materials Co.	330,654	$27,874,132

		27,874,132
CONSUMER FINANCE — 0.84%
Ally Financial Inc.[a]	71,533	1,500,762
Capital One Financial Corp.	1,444,620	113,864,948
Discover Financial Services	1,178,515	66,409,320
Navient Corp.	1,015,088	20,636,739
Santander Consumer USA Holdings Inc.	206,019	4,767,280
SLM Corp.	705,148	6,543,774
Synchrony Financial[a]	89,639	2,720,544

		216,443,367
CONTAINERS & PACKAGING — 0.35%
AptarGroup Inc.	127,986	8,129,671
Avery Dennison Corp.	156,830	8,297,875
Bemis Co. Inc.	254,684	11,794,416
Greif Inc. Class A	80,153	3,147,608
MeadWestvaco Corp.	424,377	21,163,681
Owens-Illinois Inc.[a]	166,192	3,875,598
Rock-Tenn Co. Class A	362,882	23,405,889
Sonoco Products Co.	257,756	11,717,588

		91,532,326
DISTRIBUTORS — 0.01%
Genuine Parts Co.	24,835	2,314,374

		2,314,374
DIVERSIFIED CONSUMER SERVICES — 0.09%
Apollo Education Group Inc.[a]	245,247	4,640,073
DeVry Education Group Inc.	160,400	5,350,944
Graham Holdings Co. Class B	8,804	9,240,943
Service Corp. International/U.S.	119,718	3,118,654
ServiceMaster Global Holdings Inc.[a]	34,347	1,159,211

		23,509,825
DIVERSIFIED FINANCIAL SERVICES — 3.27%
Berkshire Hathaway Inc. Class Ba	4,625,469	667,547,686
CME Group Inc./IL	805,796	76,316,939
FNFV Group[a]	234,696	3,309,214
Intercontinental Exchange Inc.	167,668	39,111,914
Leucadia National Corp.	778,388	17,350,268
MSCI Inc.	164,128	10,062,688
NASDAQ OMX Group Inc. (The)	294,906	15,022,512
Voya Financial Inc.	326,122	14,059,119

		842,780,340
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.92%
AT&T Inc.[c]	13,117,972	428,301,786
CenturyLink Inc.	1,359,389	46,966,890
Frontier Communications Corp.	2,532,379	17,853,272
Windstream Holdings Inc.	97,184	719,161
Zayo Group Holdings Inc.[a]	38,972	1,089,657

		494,930,766

21

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value

ELECTRIC UTILITIES — 3.26%
American Electric Power Co. Inc.	1,233,633	$69,391,856
Duke Energy Corp.	1,787,462	137,241,332
Edison International	823,518	51,445,169
Entergy Corp.	453,436	35,136,756
Eversource Energy	798,712	40,350,930
Exelon Corp.	2,170,424	72,947,951
FirstEnergy Corp.	1,061,416	37,213,245
Great Plains Energy Inc.	389,035	10,379,454
Hawaiian Electric Industries Inc.	256,062	8,224,711
ITC Holdings Corp.	22,094	826,978
NextEra Energy Inc.	1,102,254	114,689,529
OGE Energy Corp.	503,053	15,901,505
Pepco Holdings Inc.	634,347	17,019,530
Pinnacle West Capital Corp.	278,728	17,768,910
PPL Corp.	1,679,272	56,524,296
Southern Co. (The)	2,253,163	99,770,058
Westar Energy Inc.	326,474	12,654,132
Xcel Energy Inc.	1,268,808	44,167,207

		841,653,549
ELECTRICAL EQUIPMENT — 0.54%
Babcock & Wilcox Co. (The)	278,813	8,947,109
Eaton Corp. PLC	1,204,851	81,857,577
Emerson Electric Co.	448,817	25,412,018
Hubbell Inc. Class B	125,751	13,784,825
Regal-Beloit Corp.	114,117	9,120,231

		139,121,760
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.56%
Arrow Electronics Inc.[a,c]	251,569	15,383,444
Avnet Inc.	278,637	12,399,346
AVX Corp.	117,360	1,674,727
Corning Inc.	2,539,970	57,606,520
Dolby Laboratories Inc. Class A	120,656	4,604,233
FLIR Systems Inc.	107,082	3,349,525
Ingram Micro Inc. Class Aa	391,823	9,842,594
Jabil Circuit Inc.	513,563	12,007,103
Keysight Technologies Inc.[a]	360,478	13,391,758
Knowles Corp.[a,c]	214,726	4,137,770
Tech Data Corp.[a,c]	96,203	5,557,647
Vishay Intertechnology Inc.	341,530	4,719,945

		144,674,612
ENERGY EQUIPMENT & SERVICES — 0.70%
Atwood Oceanics Inc.	126,770	3,563,505
Baker Hughes Inc.	1,011,907	64,337,047
Cameron International Corp.[a]	176,815	7,977,893
Diamond Offshore Drilling Inc.[c]	169,503	4,540,985
Frank’s International NV	75,292	1,407,960
Helmerich & Payne Inc.	79,018	5,378,755
Nabors Industries Ltd.	678,328	9,259,177
National Oilwell Varco Inc.	992,294	49,604,777
Oil States International Inc.[a]	118,879	4,727,818
Patterson-UTI Energy Inc.	178,542	3,352,126
Rowan Companies PLC Class A	314,318	5,566,572

Security	Shares	Value

Seadrill Ltd.[c]	628,388	$5,875,428
Seventy Seven Energy Inc.[a,c]	73,299	304,191
Superior Energy Services Inc.	369,354	8,251,368
Tidewater Inc.	118,554	2,269,124
Unit Corp.[a,c]	116,983	3,273,184

		179,689,910
FOOD & STAPLES RETAILING — 2.67%
Costco Wholesale Corp.	64,483	9,768,852
CVS Health Corp.	2,535,411	261,679,769
Rite Aid Corp.[a]	814,838	7,080,942
Sysco Corp.	923,531	34,844,825
Wal-Mart Stores Inc.	3,615,869	297,405,225
Walgreens Boots Alliance Inc.	598,217	50,657,016
Whole Foods Market Inc.	524,990	27,341,479

		688,778,108
FOOD PRODUCTS — 1.49%
Archer-Daniels-Midland Co.	1,492,067	70,723,976
Bunge Ltd.[c]	372,135	30,649,039
Campbell Soup Co.	146,780	6,832,609
ConAgra Foods Inc.	1,064,562	38,888,450
Hain Celestial Group Inc. (The)[a,c]	21,148	1,354,529
Ingredion Inc.	160,424	12,484,196
JM Smucker Co. (The)	262,116	30,334,685
Kellogg Co.	56,923	3,754,072
Mondelez International Inc. Class A	4,274,973	154,283,775
Pilgrim’s Pride Corp.[c]	138,819	3,135,921
Pinnacle Foods Inc.	137,237	5,600,642
Tyson Foods Inc. Class A	686,585	26,296,205

		384,338,099
GAS UTILITIES — 0.26%
AGL Resources Inc.	301,382	14,963,616
Atmos Energy Corp.	253,325	14,008,873
National Fuel Gas Co.	212,784	12,837,259
Questar Corp.	442,392	10,555,473
UGI Corp.	436,312	14,219,408

		66,584,629
HEALTH CARE EQUIPMENT & SUPPLIES — 2.65%
Abbott Laboratories	3,795,939	175,865,854
Alere Inc.[a,c]	208,735	10,207,141
Becton Dickinson and Co.	40,791	5,857,180
Boston Scientific Corp.[a]	3,025,582	53,704,080
Cooper Companies Inc. (The)	31,462	5,896,608
DENTSPLY International Inc.	246,710	12,555,072
Halyard Health Inc.[a]	20,103	989,068
Hill-Rom Holdings Inc.	134,756	6,603,044
Hologic Inc.[a]	410,274	13,549,299
Intuitive Surgical Inc.[a,c]	6,693	3,380,166
Medtronic PLC	3,614,165	281,868,728
Sirona Dental Systems Inc.[a,c]	55,823	5,023,512
St. Jude Medical Inc.	255,715	16,723,761
Stryker Corp.	343,309	31,670,255
Teleflex Inc.	104,481	12,624,439
Zimmer Holdings Inc.	392,378	46,112,263

		682,630,470

22

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.65%
Aetna Inc.	634,141	$67,555,041
Anthem Inc.	706,852	109,145,017
Cardinal Health Inc.	790,211	71,332,347
Cigna Corp.	626,054	81,036,430
Community Health Systems Inc.[a,c]	291,026	15,214,839
DaVita HealthCare Partners Inc.[a]	293,408	23,848,202
Express Scripts Holding Co.[a]	248,623	21,573,018
HCA Holdings Inc.[a]	746,718	56,175,595
Health Net Inc./CAa	203,215	12,292,475
Humana Inc.	391,216	69,644,272
Laboratory Corp. of America Holdings[a]	133,287	16,806,158
LifePoint Hospitals Inc.[a,c]	112,236	8,243,734
MEDNAX Inc.[a,c]	87,174	6,320,987
Omnicare Inc.	250,354	19,292,279
Patterson Companies Inc.	198,397	9,679,790
Quest Diagnostics Inc.	365,242	28,068,848
UnitedHealth Group Inc.	2,476,418	292,935,485
Universal Health Services Inc. Class B	174,998	20,599,015
VCA Inc.[a,c]	209,685	11,494,932

		941,258,464
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a,c]	284,219	3,399,259
Inovalon Holdings Inc.[a]	15,177	458,497

		3,857,756
HOTELS, RESTAURANTS & LEISURE — 0.67%
Aramark	8,171	258,449
Carnival Corp.	1,073,923	51,376,476
Choice Hotels International Inc.	81,738	5,236,954
Darden Restaurants Inc.	313,599	21,744,955
Hyatt Hotels Corp. Class Aa,c	99,074	5,867,162
Marriott International Inc./MD Class A	66,661	5,354,211
MGM Resorts International[a]	862,186	18,131,772
Norwegian Cruise Line Holdings Ltd.[a]	16,334	882,199
Royal Caribbean Cruises Ltd.	419,794	34,360,139
Starwood Hotels & Resorts Worldwide Inc.	248,754	20,770,959
Wendy’s Co. (The)	697,731	7,605,268

		171,588,544
HOUSEHOLD DURABLES — 0.78%
DR Horton Inc.	739,554	21,062,498
Garmin Ltd.	308,714	14,670,089
GoPro Inc.[a,c]	18,162	788,412
Jarden Corp.[a]	339,455	17,957,170
Leggett & Platt Inc.	176,997	8,157,792
Lennar Corp. Class A	422,348	21,881,850
Mohawk Industries Inc.[a]	155,220	28,832,115
Newell Rubbermaid Inc.	284,445	11,113,266
PulteGroup Inc.	957,283	21,280,401
Taylor Morrison Home Corp. Class Aa	81,796	1,705,447
Toll Brothers Inc.[a]	449,262	17,673,967
Whirlpool Corp.	178,437	36,054,980

		201,177,987

Security	Shares	Value

HOUSEHOLD PRODUCTS — 2.29%
Clorox Co. (The)	55,486	$6,125,100
Colgate-Palmolive Co.	245,297	17,008,894
Energizer Holdings Inc.	155,906	21,522,823
Kimberly-Clark Corp.	162,793	17,436,758
Procter & Gamble Co. (The)	6,448,942	528,426,308

		590,519,883
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.25%
AES Corp./VA	1,833,663	23,562,570
Calpine Corp.[a]	844,435	19,312,228
NRG Energy Inc.	852,573	21,476,314

		64,351,112
INDUSTRIAL CONGLOMERATES — 2.97%
Carlisle Companies Inc.	162,044	15,010,135
Danaher Corp.	1,174,750	99,736,275
General Electric Co.	25,343,033	628,760,649
Roper Industries Inc.	137,991	23,734,452

		767,241,511
INSURANCE — 5.61%
ACE Ltd.	853,517	95,158,610
Aflac Inc.	1,147,851	73,473,943
Alleghany Corp.[a]	41,622	20,269,914
Allied World Assurance Co. Holdings AG	248,977	10,058,671
Allstate Corp. (The)	1,096,907	78,066,871
American Financial Group Inc./OH	152,986	9,814,052
American International Group Inc.	3,468,625	190,045,964
American National Insurance Co.	18,556	1,825,725
Aon PLC	164,424	15,804,435
Arch Capital Group Ltd.[a]	322,009	19,835,754
Arthur J Gallagher & Co.	21,662	1,012,698
Aspen Insurance Holdings Ltd.	156,800	7,405,664
Assurant Inc.	180,958	11,112,631
Assured Guaranty Ltd.	390,473	10,304,582
Axis Capital Holdings Ltd.	258,878	13,352,927
Brown & Brown Inc.	286,893	9,499,027
Chubb Corp. (The)	582,983	58,939,581
Cincinnati Financial Corp.	413,385	22,025,153
CNA Financial Corp.	66,751	2,765,494
Endurance Specialty Holdings Ltd.	112,919	6,903,868
Everest Re Group Ltd.	116,563	20,281,962
FNF Group	700,134	25,736,926
Genworth Financial Inc. Class Aa	1,254,725	9,172,040
Hanover Insurance Group Inc. (The)	111,607	8,100,436
Hartford Financial Services Group Inc. (The)	1,072,734	44,861,736
HCC Insurance Holdings Inc.	252,168	14,290,361
Lincoln National Corp.	666,680	38,307,433
Loews Corp.	823,214	33,611,828
Markel Corp.[a,c]	35,312	27,153,516
Marsh & McLennan Companies Inc.	452,932	25,404,956
MBIA Inc.[a,c]	357,289	3,322,788
Mercury General Corp.	53,355	3,081,251
MetLife Inc.	2,364,738	119,537,506
Old Republic International Corp.	658,395	9,836,421
PartnerRe Ltd.	119,884	13,706,338
Principal Financial Group Inc.	743,733	38,205,564
ProAssurance Corp.	141,149	6,480,151
Progressive Corp. (The)	1,496,409	40,702,325
Prudential Financial Inc.	1,162,682	93,374,991
Reinsurance Group of America Inc.	125,991	11,741,101

23

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value

RenaissanceRe Holdings Ltd.	115,509	$11,519,713
StanCorp Financial Group Inc.	110,454	7,577,144
Torchmark Corp.	332,922	18,284,076
Travelers Companies Inc. (The)	812,250	87,828,592
Unum Group	650,755	21,949,966
Validus Holdings Ltd.	212,090	8,928,989
White Mountains Insurance Group Ltd.	15,593	10,673,720
WR Berkley Corp.	253,503	12,804,437
XL Group PLC	645,093	23,739,422

		1,447,891,253
INTERNET & CATALOG RETAIL — 0.07%
Liberty Interactive Corp. Series Aa	620,113	18,101,098

		18,101,098
INTERNET SOFTWARE & SERVICES — 0.48%
AOL Inc.[a]	201,679	7,988,505
HomeAway Inc.[a,c]	17,902	540,103
IAC/InterActiveCorp	110,467	7,453,209
LendingClub Corp.[a]	46,841	920,426
Yahoo! Inc.[a]	2,394,361	106,393,431

		123,295,674
IT SERVICES — 0.63%
Amdocs Ltd.	404,447	22,001,917
Booz Allen Hamilton Holding Corp.	12,187	352,692
Computer Sciences Corp.	343,897	22,449,596
CoreLogic Inc./United States[a]	231,648	8,170,225
DST Systems Inc.	13,384	1,481,743
Fidelity National Information Services Inc.	637,256	43,371,643
Genpact Ltd.[a]	359,372	8,355,399
Leidos Holdings Inc.	162,073	6,800,583
Paychex Inc.	89,615	4,446,248
Teradata Corp.[a,c]	77,444	3,418,378
Total System Services Inc.	95,994	3,662,171
Xerox Corp.	2,950,655	37,915,917

		162,426,512
LEISURE PRODUCTS — 0.09%
Hasbro Inc.[c]	45,799	2,896,329
Mattel Inc.	547,304	12,505,896
Vista Outdoor Inc.[a]	161,678	6,923,052

		22,325,277
LIFE SCIENCES TOOLS & SERVICES — 0.62%
Agilent Technologies Inc.	721,474	29,977,245
Bio-Rad Laboratories Inc. Class Aa	52,350	7,076,673
Bio-Techne Corp.	48,188	4,832,775
Charles River Laboratories International Inc.[a,c]	64,415	5,107,465
PerkinElmer Inc.	232,010	11,864,991
QIAGEN NVa	589,433	14,853,712
Quintiles Transnational Holdings Inc.[a]	71,661	4,799,137
Thermo Fisher Scientific Inc.	601,962	80,867,575
VWR Corp.[a,c]	34,515	897,045

		160,276,618

Security	Shares	Value

MACHINERY — 1.61%
AGCO Corp.	223,593	$10,651,971
Caterpillar Inc.	1,243,238	99,496,337
Crane Co.	78,245	4,883,270
Deere & Co.	675,103	59,199,782
Donaldson Co. Inc.	31,067	1,171,537
Dover Corp.	110,113	7,611,011
IDEX Corp.	15,893	1,205,166
Ingersoll-Rand PLC	625,306	42,570,832
ITT Corp.	179,653	7,169,951
Joy Global Inc.	252,832	9,905,958
Kennametal Inc.	198,708	6,694,473
Lincoln Electric Holdings Inc.	126,771	8,289,556
Navistar International Corp.[a,c]	115,823	3,416,779
Oshkosh Corp.	197,346	9,628,511
PACCAR Inc.	75,209	4,748,696
Parker-Hannifin Corp.	175,837	20,885,919
Pentair PLC	429,550	27,014,400
Snap-on Inc.	126,556	18,611,325
SPX Corp.	103,726	8,806,337
Stanley Black & Decker Inc.	350,308	33,405,371
Terex Corp.	279,310	7,426,853
Timken Co. (The)	192,285	8,102,890
Trinity Industries Inc.	91,399	3,245,578
Valmont Industries Inc.	58,114	7,141,048
Xylem Inc./NY	127,415	4,462,073

		415,745,624
MEDIA — 1.92%
CBS Corp. Class B NVS	118,194	7,166,102
Clear Channel Outdoor Holdings Inc. Class A	56,988	576,719
Comcast Corp. Class A	556,573	31,429,677
DISH Network Corp. Class Aa	143,796	10,074,348
DreamWorks Animation SKG Inc. Class Aa,c	188,915	4,571,743
Gannett Co. Inc.	573,358	21,260,115
John Wiley & Sons Inc. Class A	111,204	6,799,012
Liberty Broadband Corp. Class Aa,c	60,315	3,406,591
Liberty Broadband Corp. Class Ca	156,451	8,855,127
Liberty Media Corp. Class Aa	239,956	9,250,304
Liberty Media Corp. Class Ca	479,653	18,322,745
Live Nation Entertainment Inc.[a]	179,550	4,530,046
Madison Square Garden Co. (The) Class Aa	156,000	13,205,400
News Corp. Class Aa	1,257,369	20,130,478
Regal Entertainment Group Class Ac	155,692	3,556,005
Starz Series Aa,c	27,110	932,855
Thomson Reuters Corp.	898,202	36,431,073
Time Warner Inc.	2,102,765	177,557,477
Twenty-First Century Fox Inc. Class A	1,265,923	42,838,834
Walt Disney Co. (The)	709,107	74,378,233

		495,272,884
METALS & MINING — 0.84%
Alcoa Inc.	2,963,212	38,284,699
Allegheny Technologies Inc.	274,670	8,242,847
Carpenter Technology Corp.	125,795	4,890,909
Cliffs Natural Resources Inc.[c]	386,622	1,859,652
Freeport-McMoRan Inc.	2,625,464	49,752,543
Newmont Mining Corp.	1,260,221	27,359,398
Nucor Corp.	804,990	38,261,175
Reliance Steel & Aluminum Co.	196,320	11,991,225

24

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value

Royal Gold Inc.	162,761	$10,271,847
Steel Dynamics Inc.	606,497	12,190,590
Tahoe Resources Inc.	178,725	1,958,826
TimkenSteel Corp.	96,106	2,543,926
U.S. Steel Corp.	365,999	8,930,375

		216,538,012
MULTI-UTILITIES — 2.25%
Alliant Energy Corp.	280,174	17,650,962
Ameren Corp.	613,369	25,884,172
CenterPoint Energy Inc.	1,086,426	22,173,955
CMS Energy Corp.	681,273	23,783,240
Consolidated Edison Inc.	740,331	45,160,191
Dominion Resources Inc./VA	1,380,312	97,822,711
DTE Energy Co.	447,459	36,105,467
Integrys Energy Group Inc.	202,105	14,555,602
MDU Resources Group Inc.	483,959	10,327,685
NiSource Inc.	795,941	35,148,755
PG&E Corp.	1,174,685	62,340,533
Public Service Enterprise Group Inc.	1,278,777	53,606,332
SCANA Corp.	357,965	19,684,495
Sempra Energy	620,319	67,627,177
TECO Energy Inc.	589,262	11,431,683
Vectren Corp.	208,314	9,194,980
Wisconsin Energy Corp.	570,084	28,219,158

		580,717,098
MULTILINE RETAIL — 0.77%
Big Lots Inc.	94,864	4,556,318
Dillard’s Inc. Class A	19,545	2,668,088
Dollar General Corp.[a]	187,143	14,106,839
Family Dollar Stores Inc.	13,871	1,099,138
JC Penney Co. Inc.[a,c]	772,804	6,499,282
Kohl’s Corp.	498,187	38,983,133
Macy’s Inc.	196,382	12,747,155
Sears Holdings Corp.[a,c]	14,823	613,376
Target Corp.	1,439,869	118,170,049

		199,443,378
OIL, GAS & CONSUMABLE FUELS — 10.15%
Anadarko Petroleum Corp.	1,183,315	97,990,315
Apache Corp.	974,894	58,815,355
California Resources Corp.	796,809	6,063,717
Chesapeake Energy Corp.	1,027,103	14,543,778
Chevron Corp.	4,811,120	505,071,378
Cimarex Energy Co.	193,410	22,259,557
Cobalt International Energy Inc.[a]	81,431	766,266
ConocoPhillips	3,102,840	193,182,818
CONSOL Energy Inc.	580,612	16,193,269
CVR Energy Inc.	23,361	994,244
Denbury Resources Inc.	890,649	6,492,831
Devon Energy Corp.	1,030,994	62,179,248
Energen Corp.	183,777	12,129,282
EP Energy Corp. Class Aa,c	83,567	875,782
EQT Corp.	35,930	2,977,519
Exxon Mobil Corp.	10,853,081	922,511,885
Golar LNG Ltd.[c]	128,920	4,290,458
Gulfport Energy Corp.[a]	41,095	1,886,671
Hess Corp.	639,227	43,384,337
HollyFrontier Corp.	409,894	16,506,431

Security	Shares	Value

Kinder Morgan Inc./DE	2,485,030	$104,520,362
Laredo Petroleum Inc.[a,c]	35,384	461,407
Marathon Oil Corp.	1,708,902	44,619,431
Marathon Petroleum Corp.	153,368	15,703,350
Memorial Resource Development Corp.[a,c]	57,879	1,026,773
Murphy Oil Corp.	453,660	21,140,556
Newfield Exploration Co.[a]	411,668	14,445,430
Noble Energy Inc.	281,590	13,769,751
Occidental Petroleum Corp.	1,985,546	144,944,858
ONEOK Inc.	246,851	11,908,092
PBF Energy Inc.	119,711	4,060,597
Peabody Energy Corp.[c]	685,218	3,371,273
Phillips 66	843,814	66,323,780
QEP Resources Inc.	397,659	8,291,190
SandRidge Energy Inc.[a,c]	1,247,973	2,221,392
Spectra Energy Corp.	1,695,192	61,315,095
Teekay Corp.	61,974	2,886,129
Tesoro Corp.	186,372	17,013,900
Ultra Petroleum Corp.[a,c]	270,967	4,235,214
Valero Energy Corp.	1,026,405	65,299,886
Whiting Petroleum Corp.[a]	269,735	8,334,812
World Fuel Services Corp.	141,462	8,131,236
WPX Energy Inc.[a]	512,126	5,597,537

		2,618,737,192
PAPER & FOREST PRODUCTS — 0.23%
Domtar Corp.	161,799	7,478,350
International Paper Co.	925,214	51,340,125

		58,818,475
PERSONAL PRODUCTS — 0.02%
Avon Products Inc.[c]	650,372	5,196,473
Coty Inc. Class A	35,038	850,372

		6,046,845
PHARMACEUTICALS — 7.67%
Bristol-Myers Squibb Co.	2,693,064	173,702,628
Eli Lilly & Co.	2,486,450	180,640,593
Hospira Inc.[a]	422,501	37,112,488
Johnson & Johnson	6,027,407	606,357,144
Mallinckrodt PLC[a]	78,952	9,999,271
Merck & Co. Inc.	6,351,736	365,097,785
Perrigo Co. PLC	275,417	45,595,284
Pfizer Inc.	16,120,872	560,845,137

		1,979,350,330
PROFESSIONAL SERVICES — 0.26%
Dun & Bradstreet Corp. (The)	60,086	7,712,639
Equifax Inc.	143,337	13,330,341
ManpowerGroup Inc.	201,080	17,323,042
Nielsen NV	179,951	8,020,416
Towers Watson & Co. Class A	164,188	21,703,191

		68,089,629
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.03%
Alexandria Real Estate Equities Inc.	181,041	17,749,260
American Campus Communities Inc.	283,538	12,155,274
American Capital Agency Corp.	891,916	19,024,568

25

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value

American Homes 4 Rent Class Ac	377,277	$6,243,934
American Realty Capital Properties Inc.[c]	2,295,447	22,610,153
Annaly Capital Management Inc.	2,395,238	24,910,475
Apartment Investment & Management Co. Class A	171,431	6,747,524
AvalonBay Communities Inc.[c]	327,598	57,083,952
BioMed Realty Trust Inc.[c]	512,754	11,619,006
Boston Properties Inc.	340,412	47,821,078
Brandywine Realty Trust[c]	451,528	7,215,417
Brixmor Property Group Inc.[c]	135,617	3,600,631
Camden Property Trust	216,278	16,897,800
CBL & Associates Properties Inc.[c]	420,551	8,326,910
Chimera Investment Corp.	2,596,194	8,152,049
Columbia Property Trust Inc.	268,538	7,255,897
Corporate Office Properties Trust	235,457	6,917,727
Corrections Corp. of America[c]	293,980	11,835,635
DDR Corp.[c]	762,065	14,189,650
Digital Realty Trust Inc.[c]	342,161	22,568,940
Douglas Emmett Inc.[c]	362,995	10,820,881
Duke Realty Corp.	832,409	18,121,544
Equity Commonwealth[a]	325,827	8,650,707
Equity Lifestyle Properties Inc.	58,230	3,199,739
Equity Residential[c]	912,942	71,081,664
Essex Property Trust Inc.	158,021	36,329,028
Federal Realty Investment Trust	57,145	8,412,315
Gaming and Leisure Properties Inc.	177,349	6,538,858
General Growth Properties Inc.[c]	1,433,136	42,349,169
HCP Inc.[c]	1,158,152	50,043,748
Health Care REIT Inc.	413,281	31,971,418
Healthcare Trust of America Inc. Class Ac	278,514	7,759,400
Home Properties Inc.	144,346	10,001,734
Hospitality Properties Trust	378,791	12,496,315
Host Hotels & Resorts Inc.[c]	1,913,312	38,610,636
Iron Mountain Inc.[c]	51,109	1,864,456
Kilroy Realty Corp.	218,170	16,618,009
Kimco Realty Corp.	1,037,632	27,860,419
Liberty Property Trust	373,434	13,331,594
Macerich Co. (The)	399,251	33,668,837
MFA Financial Inc.[c]	926,114	7,279,256
Mid-America Apartment Communities Inc.	189,657	14,654,796
National Retail Properties Inc.[c]	334,057	13,686,315
NorthStar Realty Finance Corp.[c]	478,965	8,678,846
Omega Healthcare Investors Inc.[c]	235,694	9,562,106
Outfront Media Inc.	319,338	9,554,593
Paramount Group Inc.	361,307	6,973,225
Piedmont Office Realty Trust Inc. Class A	389,523	7,249,023
Plum Creek Timber Co. Inc.[c]	231,736	10,068,929
Post Properties Inc.	137,057	7,802,655
Prologis Inc.	1,262,999	55,016,236
Public Storage	28,084	5,536,480
Rayonier Inc.	281,194	7,580,990
Realty Income Corp.[c]	559,772	28,884,235
Regency Centers Corp.[c]	233,473	15,885,503
Retail Properties of America Inc. Class A	597,576	9,579,143
Senior Housing Properties Trust	594,147	13,184,122
Simon Property Group Inc.	199,455	39,021,376
SL Green Realty Corp.[c]	241,251	30,971,803
Spirit Realty Capital Inc.	1,007,081	12,165,539
Starwood Property Trust Inc.[c]	560,730	13,625,739
Tanger Factory Outlet Centers Inc.[c]	86,005	3,024,796
Taubman Centers Inc.	10,296	794,131
Two Harbors Investment Corp.	924,888	9,822,311
UDR Inc.	635,637	21,630,727
Urban Edge Properties	194,546	4,610,740

Security	Shares	Value

Ventas Inc.	458,104	$33,450,754
Vornado Realty Trust	367,138	41,119,456
Weingarten Realty Investors	308,597	11,103,320
Weyerhaeuser Co.	1,190,406	39,461,959
WP Carey Inc.	250,982	17,066,776
WP GLIMCHER Inc.	404,742	6,730,859

		1,298,433,090
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
Forest City Enterprises Inc. Class Aa	416,770	10,635,970
Howard Hughes Corp. (The)[a]	52,614	8,156,222
Jones Lang LaSalle Inc.	82,521	14,061,579
Realogy Holdings Corp.[a]	209,211	9,514,916

		42,368,687
ROAD & RAIL — 0.71%
AMERCO	8,038	2,655,755
Con-way Inc.	144,286	6,367,341
CSX Corp.	2,538,497	84,075,021
Genesee & Wyoming Inc. Class Aa	70,810	6,828,917
Kansas City Southern	63,688	6,501,271
Norfolk Southern Corp.	616,726	63,473,440
Ryder System Inc.	134,344	12,747,902

		182,649,647
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.37%
Altera Corp.	495,611	21,266,668
Analog Devices Inc.	432,017	27,217,071
Applied Materials Inc.	1,021,758	23,050,860
Broadcom Corp. Class A	1,352,001	58,534,883
Cree Inc.[a,c]	127,339	4,519,261
First Solar Inc.[a,c]	185,296	11,078,848
Freescale Semiconductor Ltd.[a]	20,656	841,939
Intel Corp.	11,511,563	359,966,575
KLA-Tencor Corp.	36,688	2,138,544
Lam Research Corp.	300,843	21,129,708
Marvell Technology Group Ltd.	1,026,049	15,082,920
Maxim Integrated Products Inc.	58,657	2,041,850
Micron Technology Inc.[a]	332,410	9,018,283
NVIDIA Corp.	1,179,175	24,674,237
ON Semiconductor Corp.[a,c]	542,125	6,565,134
SunEdison Inc.[a,c]	460,188	11,044,512
SunPower Corp.[a,c]	105,046	3,288,990
Teradyne Inc.	460,543	8,681,236

		610,141,519
SOFTWARE — 1.76%
Activision Blizzard Inc.	425,051	9,659,284
ANSYS Inc.[a]	180,168	15,889,016
Autodesk Inc.[a]	121,076	7,099,897
CA Inc.	808,684	26,371,185
Citrix Systems Inc.[a]	39,362	2,514,051
Electronic Arts Inc.[a,c]	185,765	10,925,768
FireEye Inc.[a,c]	43,436	1,704,863
Informatica Corp.[a]	27,915	1,224,212
Microsoft Corp.	7,369,460	299,605,396
Nuance Communications Inc.[a,c]	662,733	9,510,219
Rovi Corp.[a,c]	239,256	4,356,852
Symantec Corp.	1,748,378	40,850,852

26

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Security	Shares	Value

Synopsys Inc.[a]	391,032	$18,112,602
Zynga Inc. Class Aa,c	1,823,739	5,197,656

		453,021,853
SPECIALTY RETAIL — 0.82%
Aaron’s Inc.	133,672	3,784,254
Abercrombie & Fitch Co. Class A	157,099	3,462,462
Ascena Retail Group Inc.[a,c]	328,636	4,768,508
Bed Bath & Beyond Inc.[a,c]	270,214	20,745,680
Best Buy Co. Inc.	508,943	19,232,956
Cabela’s Inc.[a,c]	111,587	6,246,640
CarMax Inc.[a,c]	173,164	11,950,048
Chico’s FAS Inc.	216,538	3,830,557
CST Brands Inc.	28,231	1,237,365
Dick’s Sporting Goods Inc.	202,336	11,531,129
DSW Inc. Class A	189,683	6,995,509
Foot Locker Inc.	315,191	19,857,033
GameStop Corp. Class Ac	259,696	9,858,060
L Brands Inc.	395,058	37,250,019
Michaels Companies Inc. (The)[a]	25,297	684,537
Murphy USA Inc.[a]	63,317	4,582,251
Penske Automotive Group Inc.	59,841	3,081,213
Sally Beauty Holdings Inc.[a]	105,799	3,636,312
Signet Jewelers Ltd.	63,824	8,858,133
Staples Inc.	1,634,598	26,619,428
Urban Outfitters Inc.[a,c]	71,320	3,255,758

		211,467,852
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.46%
EMC Corp./MA	4,662,101	119,163,302
Hewlett-Packard Co.	4,789,672	149,246,179
Lexmark International Inc. Class A	156,362	6,620,367
NCR Corp.[a]	383,454	11,315,727
NetApp Inc.	503,553	17,855,989
SanDisk Corp.	282,718	17,986,519
Stratasys Ltd.[a,c]	53,961	2,848,062
Western Digital Corp.	562,665	51,208,142

		376,244,287
TEXTILES, APPAREL & LUXURY GOODS — 0.03%
PVH Corp.	25,695	2,738,059
Ralph Lauren Corp.	37,061	4,873,522

		7,611,581
THRIFTS & MORTGAGE FINANCE — 0.18%
Hudson City Bancorp Inc.	1,335,866	13,999,876
Nationstar Mortgage Holdings Inc.[a,c]	4,117	101,978
New York Community Bancorp Inc.[c]	1,118,559	18,713,492
People’s United Financial Inc.	783,458	11,908,561
TFS Financial Corp.	190,482	2,796,276

		47,520,183
TOBACCO — 0.58%
Altria Group Inc.	271,679	13,589,384
Philip Morris International Inc.	1,641,792	123,676,191
Reynolds American Inc.	190,990	13,161,121

		150,426,696

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.12%
Air Lease Corp.	240,717	$9,084,660
GATX Corp.	116,147	6,734,203
MRC Global Inc.[a,c]	140,740	1,667,769
NOW Inc.[a,c]	248,285	5,372,887
Veritiv Corp.[a]	17,867	788,471
WESCO International Inc.[a,c]	112,414	7,856,614

		31,504,604
WATER UTILITIES — 0.14%
American Water Works Co. Inc.	452,560	24,533,277
Aqua America Inc.	447,228	11,784,458

		36,317,735
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Sprint Corp.[a,c]	1,842,352	8,732,748
T-Mobile U.S. Inc.[a]	671,266	21,272,420
Telephone & Data Systems Inc.	217,229	5,409,002
United States Cellular Corp.[a]	34,404	1,228,911

		36,643,081

TOTAL COMMON STOCKS
(Cost: $ 20,959,116,631)		25,718,575,720

SHORT-TERM INVESTMENTS — 1.40%

MONEY MARKET FUNDS — 1.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,d,e]	324,911,609	324,911,609
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,d,e]	18,770,278	18,770,278
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,d]	18,827,977	18,827,977

		362,509,864

TOTAL SHORT-TERM INVESTMENTS
(Cost: $362,509,864)		362,509,864

TOTAL INVESTMENTS IN SECURITIES — 101.10%
(Cost: $21,321,626,495)		26,081,085,584
Other Assets, Less Liabilities — (1.10)%		(284,292,172)

NET ASSETS — 100.00%		$25,796,793,412

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

27

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2015

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	738	Jun. 2015	Chicago Mercantile	$76,043,520	$603,462

See notes to financial statements.

28

Schedule of Investments

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.65%
AAR Corp.	674,616	$20,710,711
Aerovironment Inc.[a,b]	325,959	8,641,173
American Science & Engineering Inc.	126,952	6,202,875
Astronics Corp.[a]	321,006	23,658,142
Cubic Corp.	351,021	18,172,357
Curtiss-Wright Corp.	820,427	60,662,373
DigitalGlobe Inc.[a,b]	1,284,875	43,775,691
Ducommun Inc.[a]	185,082	4,793,624
Engility Holdings Inc.[b]	300,923	9,039,727
Erickson Inc.[a,b]	101,022	436,415
Esterline Technologies Corp.[a,b]	541,607	61,970,673
GenCorp. Inc.[a,b]	1,019,423	23,640,419
HEICO Corp.[b]	1,131,971	69,129,469
Keyw Holding Corp. (The)[a,b]	562,824	4,632,042
Kratos Defense & Security Solutions Inc.[a,b]	775,995	4,291,252
LMI Aerospace Inc.[a,b]	183,505	2,240,596
Moog Inc. Class Aa	704,840	52,898,242
National Presto Industries Inc.[b]	82,695	5,242,036
SIFCO Industries Inc.	42,767	931,893
Sparton Corp.[a,b]	176,142	4,315,479
TASER International Inc.[a,b]	916,756	22,102,987
Teledyne Technologies Inc.[a,b]	600,936	64,137,899

		511,626,075
AIR FREIGHT & LOGISTICS — 0.51%
Air Transport Services Group Inc.[a,b]	892,797	8,231,588
Atlas Air Worldwide Holdings Inc.[a]	429,957	18,496,750
Echo Global Logistics Inc.[a,b]	402,507	10,972,341
Forward Air Corp.	531,386	28,854,260
Hub Group Inc. Class Aa	626,006	24,595,776
Park-Ohio Holdings Corp.	150,998	7,953,065
UTi Worldwide Inc.[a,b]	1,560,342	19,192,206
XPO Logistics Inc.[a,b]	894,519	40,673,779

		158,969,765
AIRLINES — 0.57%
Allegiant Travel Co.	235,026	45,193,149
Hawaiian Holdings Inc.[a,b]	768,685	16,930,287
JetBlue Airways Corp.[a,b]	4,231,517	81,456,702
Republic Airways Holdings Inc.[a,b]	850,756	11,697,895
SkyWest Inc.	872,977	12,754,194
Virgin America Inc.[a,b]	262,404	7,977,082

		176,009,309
AUTO COMPONENTS — 1.22%
American Axle & Manufacturing Holdings Inc.[a,b]	1,152,836	29,777,754
Cooper Tire & Rubber Co.	989,672	42,397,549
Cooper-Standard Holding Inc.[a,b]	234,391	13,875,947
Dana Holding Corp.	2,884,125	61,028,085
Dorman Products Inc.[a,b]	460,187	22,894,303
Drew Industries Inc.	402,708	24,782,650
Federal-Mogul Holdings Corp.[a,b]	474,201	6,311,615
Fox Factory Holding Corp.[a,b]	191,878	2,943,409

Security	Shares	Value

Fuel Systems Solutions Inc.[a,b]	244,259	$2,696,619
Gentherm Inc.[a,b]	600,747	30,343,731
Metaldyne Performance Group Inc.[a]	194,654	3,507,665
Modine Manufacturing Co.[a,b]	818,031	11,018,878
Motorcar Parts of America Inc.[a,b]	304,385	8,458,859
Remy International Inc.	527,560	11,717,108
Shiloh Industries Inc.[a,b]	145,240	2,039,170
Spartan Motors Inc.	594,538	2,883,509
Standard Motor Products Inc.	338,329	14,297,784
Stoneridge Inc.[a,b]	478,654	5,404,004
Strattec Security Corp.	59,261	4,375,832
Superior Industries International Inc.	402,997	7,628,733
Tenneco Inc.[a,b]	1,036,527	59,517,380
Tower International Inc.[a]	352,757	9,383,336

		377,283,920
AUTOMOBILES — 0.03%
Winnebago Industries Inc.[b]	466,410	9,915,877

		9,915,877
BANKS — 7.71%
1st Source Corp.	255,010	8,193,471
American National Bankshares Inc.	148,144	3,345,092
Ameris Bancorp	515,281	13,598,266
Ames National Corp.	139,372	3,463,394
Arrow Financial Corp.	184,962	5,021,718
Banc of California Inc.	567,330	6,983,832
BancFirst Corp.	120,867	7,370,470
Banco Latinoamericano de Comercio Exterior SA Class E	507,877	16,653,287
Bancorp Inc. (The)[a,b]	567,758	5,126,855
BancorpSouth Inc.	1,635,798	37,983,230
Bank of Kentucky Financial Corp. (The)	106,807	5,238,883
Bank of Marin Bancorp	100,528	5,116,875
Bank of the Ozarks Inc.	1,448,300	53,485,719
Banner Corp.	334,466	15,351,989
BBCN Bancorp Inc.	1,355,689	19,616,820
Berkshire Hills Bancorp Inc.	429,692	11,902,468
Blue Hills Bancorp Inc.[a]	482,777	6,382,312
BNC Bancorp	341,675	6,184,317
Boston Private Financial Holdings Inc.	1,365,095	16,585,904
Bridge Bancorp Inc.	197,067	5,090,241
Bridge Capital Holdings[a,b]	169,475	4,424,992
Bryn Mawr Bank Corp.	276,074	8,395,410
C1 Financial Inc.[a,b]	58,710	1,100,812
Camden National Corp.	125,850	5,013,864
Capital Bank Financial Corp. Class Aa,b	392,157	10,827,455
Capital City Bank Group Inc.	180,289	2,929,696
Cardinal Financial Corp.	547,918	10,947,402
Cascade Bancorp[a]	525,872	2,524,186
Cathay General Bancorp	1,356,197	38,583,805
CenterState Banks Inc.	606,566	7,224,201
Central Pacific Financial Corp.	271,021	6,225,352
Century Bancorp Inc./MA Class A	58,285	2,313,914
Chemical Financial Corp.	559,835	17,556,426
Citizens & Northern Corp.	210,424	4,246,356
City Holding Co.	268,877	12,645,285
CNB Financial Corp./PA	246,741	4,199,532
CoBiz Financial Inc.	612,669	7,548,082
Columbia Banking System Inc.	978,085	28,335,122
Community Bank System Inc.	692,487	24,507,115
Community Trust Bancorp Inc.	268,707	8,910,324

29

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

CommunityOne Bancorp[a,b]	195,065	$1,919,440
ConnectOne Bancorp Inc.	388,070	7,551,842
CU Bancorp[a,b]	172,306	3,919,961
Customers Bancorp Inc.[a,b]	438,047	10,670,825
CVB Financial Corp.	1,804,642	28,765,993
Eagle Bancorp Inc.[a,b]	496,167	19,052,813
Enterprise Bancorp Inc./MA	129,300	2,747,625
Enterprise Financial Services Corp.	337,027	6,962,978
FCB Financial Holdings Inc. Class Aa,b	140,308	3,840,230
Fidelity Southern Corp.	283,631	4,787,691
Financial Institutions Inc.	234,621	5,379,860
First Bancorp Inc./ME	163,813	2,858,537
First BanCorp/Puerto Rico[a]	1,788,436	11,088,303
First Bancorp/Troy NC	334,576	5,875,155
First Busey Corp.	1,228,546	8,218,973
First Business Financial Services Inc.	68,246	2,950,957
First Citizens BancShares Inc./NC Class A	163,807	42,539,040
First Commonwealth Financial Corp.	1,600,406	14,403,654
First Community Bancshares Inc./VA	276,485	4,846,782
First Connecticut Bancorp Inc./Farmington CT	272,499	4,188,310
First Financial Bancorp	986,014	17,560,909
First Financial Bankshares Inc.	1,091,154	30,159,497
First Financial Corp./IN	195,152	7,004,005
First Interstate BancSystem Inc.	311,448	8,664,483
First Merchants Corp.	615,349	14,485,315
First Midwest Bancorp Inc./IL	1,282,160	22,271,119
First NBC Bank Holding Co.[a,b]	256,309	8,453,071
First of Long Island Corp. (The)	204,465	5,213,857
FirstMerit Corp.	2,815,463	53,662,725
Flushing Financial Corp.	517,960	10,395,457
FNB Corp./PA	2,957,247	38,858,226
German American Bancorp Inc.	224,552	6,608,565
Glacier Bancorp Inc.	1,268,548	31,903,982
Great Southern Bancorp Inc.	177,083	6,975,299
Great Western Bancorp Inc.	317,523	6,988,681
Green Bancorp Inc.[a]	84,970	949,965
Guaranty Bancorp	250,486	4,248,243
Hampton Roads Bankshares Inc.[a]	576,704	1,089,971
Hancock Holding Co.	1,401,429	41,846,670
Hanmi Financial Corp.	545,862	11,544,981
Heartland Financial USA Inc.	268,256	8,753,193
Heritage Commerce Corp.	354,917	3,240,392
Heritage Financial Corp./WA	512,474	8,712,058
Heritage Oaks Bancorp	387,631	3,221,214
Hilltop Holdings Inc.[a,b]	1,278,641	24,856,781
Home BancShares Inc./AR	922,253	31,255,154
HomeTrust Bancshares Inc.[a,b]	353,708	5,648,717
Horizon Bancorp/IN	157,821	3,691,433
Hudson Valley Holding Corp.	253,334	6,475,217
IBERIABANK Corp.	535,309	33,740,526
Independent Bank Corp./MI	315,125	4,043,054
Independent Bank Corp./Rockland MA	434,122	19,044,932
Independent Bank Group Inc.	155,623	6,055,291
International Bancshares Corp.	925,826	24,099,251
Investors Bancorp Inc.	6,097,579	71,463,626
Lakeland Bancorp Inc.	641,766	7,380,309
Lakeland Financial Corp.	282,403	11,459,914
LegacyTexas Financial Group Inc.	716,924	16,295,683
Macatawa Bank Corp.	457,969	2,450,134
MainSource Financial Group Inc.	349,156	6,857,424
MB Financial Inc.	1,131,255	35,419,594
Mercantile Bank Corp.	287,857	5,627,604
Merchants Bancshares Inc./VT	87,532	2,553,308

Security	Shares	Value

Metro Bancorp Inc.	243,050	$6,700,888
MidSouth Bancorp Inc.	141,974	2,094,116
MidWestOne Financial Group Inc.	120,017	3,460,090
National Bank Holdings Corp. Class A	596,771	11,225,263
National Bankshares Inc.	119,496	3,565,761
National Penn Bancshares Inc.	2,111,086	22,736,396
NBT Bancorp Inc.	745,193	18,674,537
NewBridge Bancorp	574,711	5,126,422
Northrim BanCorp Inc.	116,303	2,854,076
OFG Bancorp	768,310	12,538,819
Old Line Bancshares Inc.	140,021	2,212,332
Old National Bancorp/IN	2,006,736	28,475,584
Opus Bank[b]	89,445	2,762,062
Pacific Continental Corp.	327,615	4,331,070
Pacific Premier Bancorp Inc.[a,b]	352,680	5,709,889
Palmetto Bancshares Inc.	78,249	1,486,731
Park National Corp.	218,296	18,677,406
Park Sterling Corp.	756,582	5,371,732
Peapack Gladstone Financial Corp.	258,479	5,583,146
Penns Woods Bancorp Inc.	82,599	4,039,917
Peoples Bancorp Inc./OH	263,507	6,229,305
Peoples Financial Services Corp.	128,009	5,743,764
Pinnacle Financial Partners Inc.	605,658	26,927,555
Preferred Bank/Los Angeles CA	199,708	5,485,979
PrivateBancorp Inc.	1,219,844	42,901,913
Prosperity Bancshares Inc.	1,187,155	62,301,894
Renasant Corp.	538,646	16,186,312
Republic Bancorp Inc./KY Class A	170,194	4,208,898
Republic First Bancorp Inc.[a,b]	524,141	1,902,632
S&T Bancorp Inc.	556,483	15,792,988
Sandy Spring Bancorp Inc.	428,018	11,226,912
Seacoast Banking Corp. of Florida[a,b]	332,240	4,741,065
ServisFirst Bancshares Inc.	32,010	1,056,010
Sierra Bancorp	205,122	3,425,537
Simmons First National Corp. Class A	388,476	17,664,004
South State Corp.	410,719	28,089,072
Southside Bancshares Inc.	409,265	11,741,813
Southwest Bancorp Inc.	339,419	6,038,264
Square 1 Financial Inc.[a]	119,802	3,207,100
State Bank Financial Corp.	600,462	12,609,702
Sterling Bancorp/DE	1,552,245	20,815,605
Stock Yards Bancorp Inc.	248,935	8,570,832
Stonegate Bank	169,895	5,129,130
Suffolk Bancorp	198,398	4,713,936
Sun Bancorp Inc./NJa,b	144,314	2,728,978
Susquehanna Bancshares Inc.	3,195,342	43,808,139
Talmer Bancorp Inc. Class A	308,624	4,726,577
Texas Capital Bancshares Inc.[a,b]	778,468	37,872,468
Tompkins Financial Corp.	253,914	13,673,269
Towne Bank/Portsmouth VAb	733,701	11,797,912
TriCo Bancshares	387,055	9,339,637
Tristate Capital Holdings Inc.[a,b]	379,287	3,971,135
Triumph Bancorp Inc.[a]	130,893	1,787,998
Trustmark Corp.	1,148,467	27,884,779
UMB Financial Corp.	642,792	33,997,269
Umpqua Holdings Corp.	2,837,003	48,739,712
Union Bankshares Corp.	789,365	17,531,797
United Bankshares Inc./WV	1,176,382	44,208,436
United Community Banks Inc./GA	855,078	16,143,873
Univest Corp. of Pennsylvania	278,870	5,518,837
Valley National Bancorp	3,862,561	36,462,576
Washington Trust Bancorp Inc.	251,470	9,603,639
Webster Financial Corp.	1,537,734	56,973,045

30

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

WesBanco Inc.	560,100	$18,248,058
West Bancorp. Inc.	273,616	5,442,222
Westamerica Bancorp.[b]	448,623	19,385,000
Western Alliance Bancorp[a]	1,285,181	38,092,765
Wilshire Bancorp Inc.	1,198,708	11,951,119
Wintrust Financial Corp.	792,764	37,798,988
Yadkin Financial Corp.[a,b]	346,496	7,033,869

		2,384,011,829
BEVERAGES — 0.18%
Boston Beer Co. Inc. (The)[a,b]	141,954	37,958,499
Coca-Cola Bottling Co. Consolidated	79,532	8,991,888
Craft Brew Alliance Inc.[a,b]	189,031	2,578,383
National Beverage Corp.[a]	196,656	4,800,373

		54,329,143
BIOTECHNOLOGY — 6.36%
ACADIA Pharmaceuticals Inc.[a,b]	1,341,875	43,731,706
Acceleron Pharma Inc.[a,b]	281,840	10,726,830
Achillion Pharmaceuticals Inc.[a,b]	1,944,458	19,172,356
Acorda Therapeutics Inc.[a,b]	709,663	23,617,585
Actinium Pharmaceuticals Inc.[a,b]	369,168	911,845
Adamas Pharmaceuticals Inc.[a]	48,963	856,363
Aegerion Pharmaceuticals Inc.[a,b]	504,859	13,212,160
Agenus Inc.[a,b]	1,064,440	5,460,577
Agios Pharmaceuticals Inc.[a,b]	249,538	23,531,433
Akebia Therapeutics Inc.[a,b]	133,218	1,480,052
Alder Biopharmaceuticals Inc.[a,b]	172,066	4,965,825
AMAG Pharmaceuticals Inc.[a,b]	304,524	16,645,282
Anacor Pharmaceuticals Inc.[a,b]	561,229	32,467,098
Applied Genetic Technologies Corp./DEa,b	100,011	1,999,220
Ardelyx Inc.[a,b]	83,708	1,095,738
Arena Pharmaceuticals Inc.[a,b]	4,110,925	17,964,742
ARIAD Pharmaceuticals Inc.[a,b]	2,809,957	23,154,046
Array BioPharma Inc.[a,b]	2,383,103	17,563,469
Arrowhead Research Corp.[a,b]	935,807	6,330,734
Atara Biotherapeutics Inc.[a,b]	118,425	4,922,927
Auspex Pharmaceuticals Inc.[a,b]	177,737	17,821,689
Avalanche Biotechnologies Inc.[a]	133,231	5,398,520
Bellicum Pharmaceuticals Inc.[a]	143,725	3,330,108
BioCryst Pharmaceuticals Inc.[a,b]	1,202,258	10,856,390
BioSpecifics Technologies Corp.[a,b]	63,202	2,474,358
BioTime Inc.[a,b]	895,151	4,448,900
Bluebird Bio Inc.[a,b]	420,450	50,777,746
Calithera Biosciences Inc.[a,b]	138,373	2,272,085
Cara Therapeutics Inc.[a,b]	90,789	912,429
Celldex Therapeutics Inc.[a,b]	1,665,284	46,411,465
Cellular Dynamics International Inc.[a,b]	162,666	2,672,602
Cepheid[a,b]	1,186,981	67,539,219
ChemoCentryx Inc.[a,b]	463,589	3,500,097
Chimerix Inc.[a,b]	514,395	19,387,548
Clovis Oncology Inc.[a,b]	420,350	31,202,581
Coherus Biosciences Inc.[a,b]	118,350	3,619,143
CTI BioPharma Corp.[a,b]	2,566,543	4,645,443
Cytokinetics Inc.[a,b]	600,025	4,068,170
Cytori Therapeutics Inc.[a,b]	1,381,286	1,629,917
CytRx Corp.[a,b]	949,290	3,199,107
Dicerna Pharmaceuticals Inc.[a,b]	63,521	1,526,410
Dyax Corp.[a,b]	2,313,099	38,755,974
Dynavax Technologies Corp.[a,b]	491,695	11,028,719
Eleven Biotherapeutics Inc.[a,b]	77,568	691,907

Security	Shares	Value

Emergent BioSolutions Inc.[a,b]	500,206	$14,385,925
Enanta Pharmaceuticals Inc.[a,b]	178,510	5,465,976
Epizyme Inc.[a,b]	265,871	4,993,057
Esperion Therapeutics Inc.[a,b]	113,830	10,540,658
Exact Sciences Corp.[a,b]	1,508,889	33,225,736
Exelixis Inc.[a,b]	3,346,268	8,599,909
FibroGen Inc.[a]	159,220	4,996,324
Five Prime Therapeutics Inc.[a,b]	350,146	8,000,836
Flexion Therapeutics Inc.[a,b]	105,618	2,378,517
Foundation Medicine Inc.[a,b]	239,226	11,509,163
Galectin Therapeutics Inc.[a,b]	322,898	1,081,708
Galena Biopharma Inc.[a,b]	2,541,356	3,532,485
Genocea Biosciences Inc.[a,b]	92,506	1,097,121
Genomic Health Inc.[a,b]	286,112	8,740,722
Geron Corp.[a,b]	2,671,094	10,070,024
Halozyme Therapeutics Inc.[a,b]	1,759,413	25,124,418
Heron Therapeutics Inc.[a,b]	397,272	5,780,308
Hyperion Therapeutics Inc.[a]	232,769	10,684,097
Idera Pharmaceuticals Inc.[a,b]	1,490,902	5,531,246
Immune Design Corp.[a,b]	106,509	2,248,405
ImmunoGen Inc.[a,b]	1,462,701	13,091,174
Immunomedics Inc.[a,b]	1,432,847	5,487,804
Infinity Pharmaceuticals Inc.[a,b]	830,713	11,613,368
Inovio Pharmaceuticals Inc.[a,b]	1,031,780	8,419,325
Insmed Inc.[a,b]	845,691	17,590,373
Insys Therapeutics Inc.[a,b]	170,429	9,907,038
Intrexon Corp.[a,b]	643,816	29,209,932
Invitae Corp.[a]	124,186	2,081,357
Ironwood Pharmaceuticals Inc.[a,b]	2,035,662	32,570,592
Isis Pharmaceuticals Inc.[a,b]	2,000,863	127,394,947
Karyopharm Therapeutics Inc.[a,b]	255,019	7,806,132
Keryx Biopharmaceuticals Inc.[a,b]	1,723,329	21,937,978
Kindred Biosciences Inc.[a,b]	178,771	1,276,425
Kite Pharma Inc.[a,b]	161,855	9,335,796
KYTHERA Biopharmaceuticals Inc.[a,b]	335,420	16,821,313
Lexicon Pharmaceuticals Inc.[a,b]	4,319,547	4,078,948
Ligand Pharmaceuticals Inc.[a,b]	334,310	25,778,644
Loxo Oncology Inc.[a,b]	64,993	809,163
MacroGenics Inc.[a,b]	341,760	10,721,011
MannKind Corp.[a,b]	3,896,575	20,262,190
Merrimack Pharmaceuticals Inc.[a,b]	1,674,402	19,891,896
MiMedx Group Inc.[a,b]	1,592,933	16,566,503
Mirati Therapeutics Inc.[a,b]	146,641	4,299,514
Momenta Pharmaceuticals Inc.[a,b]	865,495	13,155,524
NanoViricides Inc.[a,b]	740,395	1,665,889
Navidea Biopharmaceuticals Inc.[a,b]	2,598,894	4,132,241
NeoStem Inc.[a,b]	426,726	1,083,884
Neuralstem Inc.[a,b]	1,185,286	2,252,043
Neurocrine Biosciences Inc.[a,b]	1,437,881	57,098,255
NewLink Genetics Corp.[a,b]	338,568	18,523,055
Northwest Biotherapeutics Inc.[a,b]	742,771	5,474,222
Novavax Inc.[a,b]	4,055,076	33,535,479
Ohr Pharmaceutical Inc.[a,b]	363,450	923,163
OncoMed Pharmaceuticals Inc.[a,b]	215,939	5,566,907
Oncothyreon Inc.[a,b]	1,609,925	2,624,178
Ophthotech Corp.[a,b]	236,233	10,991,921
OPKO Health Inc.[a,b]	3,355,571	47,548,441
Orexigen Therapeutics Inc.[a,b]	2,087,508	16,345,188
Organovo Holdings Inc.[a,b]	1,076,529	3,810,913
Osiris Therapeutics Inc.[a,b]	324,347	5,702,020
Otonomy Inc.[a,b]	139,012	4,915,464
OvaScience Inc.[a,b]	293,690	10,199,854
PDL BioPharma Inc.	2,736,322	19,250,025

31

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

Peregrine Pharmaceuticals Inc.[a,b]	3,063,774	$4,136,095
Portola Pharmaceuticals Inc.[a]	781,900	29,680,924
Progenics Pharmaceuticals Inc.[a,b]	1,197,054	7,158,383
Prothena Corp. PLC[a]	454,011	17,315,980
PTC Therapeutics Inc.[a,b]	416,001	25,313,661
Puma Biotechnology Inc.[a,b]	418,421	98,793,382
Radius Health Inc.[a,b]	152,043	6,258,090
Raptor Pharmaceutical Corp.[a,b]	1,175,783	12,780,761
Receptos Inc.[a]	373,555	61,595,484
Regado Biosciences Inc.[a,b]	258,380	315,224
Regulus Therapeutics Inc.[a,b]	264,646	4,483,103
Repligen Corp.[a,b]	545,720	16,568,059
Retrophin Inc.[a,b]	466,783	11,184,121
Rigel Pharmaceuticals Inc.[a,b]	1,493,215	5,330,778
Sage Therapeutics Inc.[a,b]	98,402	4,942,732
Sangamo BioSciences Inc.[a,b]	1,159,266	18,177,291
Sarepta Therapeutics Inc.[a,b]	694,713	9,225,789
Spark Therapeutics Inc.[a]	136,889	10,608,898
Spectrum Pharmaceuticals Inc.[a,b]	1,120,544	6,801,702
Stemline Therapeutics Inc.[a,b]	254,248	3,678,969
Sunesis Pharmaceuticals Inc.[a,b]	883,414	2,164,364
Synageva BioPharma Corp.[a,b]	395,326	38,556,145
Synergy Pharmaceuticals Inc.[a,b]	1,601,039	7,396,800
Synta Pharmaceuticals Corp.[a,b]	1,132,165	2,196,400
T2 Biosystems Inc.[a,b]	104,264	1,618,177
TESARO Inc.[a,b]	363,002	20,836,315
TG Therapeutics Inc.[a,b]	493,923	7,645,928
Threshold Pharmaceuticals Inc.[a,b]	1,006,139	4,084,924
Tokai Pharmaceuticals Inc.[a,b]	105,915	1,196,840
Ultragenyx Pharmaceutical Inc.[a,b]	131,716	8,178,246
Vanda Pharmaceuticals Inc.[a,b]	577,824	5,373,763
Verastem Inc.[a,b]	481,938	4,901,309
Versartis Inc.[a,b]	142,316	2,614,345
Vitae Pharmaceuticals Inc.[a,b]	112,150	1,313,277
Vital Therapies Inc.[a,b]	96,438	2,411,914
Xencor Inc.[a]	318,263	4,875,789
XOMA Corp.[a,b]	1,553,739	5,655,610
Zafgen Inc.[a]	137,286	5,437,898
ZIOPHARM Oncology Inc.[a,b]	1,550,992	16,704,184

		1,965,228,893
BUILDING PRODUCTS — 0.86%
AAON Inc.	721,972	17,709,973
Advanced Drainage Systems Inc.	261,537	7,830,418
American Woodmark Corp.[a]	210,969	11,546,333
Apogee Enterprises Inc.	495,387	21,400,718
Builders FirstSource Inc.[a,b]	783,626	5,226,785
Continental Building Products Inc.[a]	204,183	4,612,494
Gibraltar Industries Inc.[a]	523,997	8,598,791
Griffon Corp.	683,168	11,907,618
Insteel Industries Inc.	312,882	6,767,638
Masonite International Corp.[a]	501,233	33,712,932
NCI Building Systems Inc.[a,b]	482,299	8,334,127
Norcraft Companies Inc.[a]	129,042	3,299,604
Nortek Inc.[a]	155,552	13,727,464
Patrick Industries Inc.[a]	138,935	8,651,482
PGT Inc.[a,b]	806,974	9,017,935
Ply Gem Holdings Inc.[a,b]	365,750	4,754,750
Quanex Building Products Corp.	596,601	11,776,904
Simpson Manufacturing Co. Inc.	703,793	26,300,744
Trex Co. Inc.[a,b]	572,084	31,195,741
Universal Forest Products Inc.	341,971	18,972,551

		265,345,002

Security	Shares	Value

CAPITAL MARKETS — 1.49%
Arlington Asset Investment Corp. Class Ab	311,929	$7,505,012
Ashford Inc.[a,b]	13,604	1,615,611
BGC Partners Inc. Class A	2,967,354	28,041,495
Calamos Asset Management Inc. Class A	293,045	3,941,455
CIFC Corp.	104,419	798,805
Cohen & Steers Inc.	331,261	13,565,138
Cowen Group Inc. Class Aa,b	1,963,583	10,210,632
Diamond Hill Investment Group Inc.	47,952	7,672,320
Evercore Partners Inc. Class A	563,613	29,116,248
FBR & Co.[a,b]	127,406	2,944,353
Fifth Street Asset Management Inc.	105,922	1,193,741
Financial Engines Inc.[b]	876,373	36,658,683
FXCM Inc. Class Ab	714,062	1,520,952
GAMCO Investors Inc. Class A	108,730	8,536,392
GFI Group Inc.[b]	175,143	1,038,598
Greenhill & Co. Inc.	481,851	19,105,392
HFF Inc. Class A	559,287	20,995,634
INTL FCStone Inc.[a,b]	263,805	7,842,923
Investment Technology Group Inc.[a,b]	583,439	17,684,036
Janus Capital Group Inc.	2,546,129	43,767,958
KCG Holdings Inc. Class Aa,b	770,242	9,443,167
Ladenburg Thalmann Financial Services Inc.[a,b]	1,707,095	6,589,387
Manning & Napier Inc.	231,663	3,013,936
Medley Management Inc.	106,573	1,171,237
Moelis & Co. Class A	126,236	3,802,228
OM Asset Management PLC	412,644	7,691,684
Oppenheimer Holdings Inc. Class A	173,375	4,067,377
Piper Jaffray Companies[a,b]	277,823	14,574,595
Pzena Investment Management Inc. Class A	190,550	1,747,343
RCS Capital Corp. Class Ab	161,449	1,717,817
Safeguard Scientifics Inc.[a,b]	352,684	6,376,527
Silvercrest Asset Management Group Inc.	100,190	1,427,707
Stifel Financial Corp.[a,b]	1,114,720	62,145,640
Virtus Investment Partners Inc.	120,670	15,780,016
Walter Investment Management Corp.[a,b]	646,089	10,434,337
Westwood Holdings Group Inc.	125,664	7,577,539
WisdomTree Investments Inc.[b]	1,833,204	39,340,558

		460,656,473
CHEMICALS — 2.10%
A Schulman Inc.	497,863	23,996,997
American Vanguard Corp.	492,735	5,232,846
Axiall Corp.	1,190,532	55,883,572
Balchem Corp.	518,302	28,703,565
Calgon Carbon Corp.	908,687	19,146,035
Chase Corp.	114,310	4,998,776
Chemtura Corp.[a,b]	1,238,653	33,802,840
Ferro Corp.[a,b]	1,227,221	15,401,624
Flotek Industries Inc.[a,b]	919,804	13,557,911
FutureFuel Corp.	369,286	3,792,567
Hawkins Inc.	180,776	6,867,680
HB Fuller Co.	853,345	36,582,900
Innophos Holdings Inc.	373,409	21,045,331
Innospec Inc.	415,909	19,294,019
Intrepid Potash Inc.[a,b]	955,778	11,039,236
KMG Chemicals Inc.	162,610	4,346,565
Koppers Holdings Inc.	351,203	6,911,675

32

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

Kraton Performance Polymers Inc.[a]	561,390	$11,345,692
Kronos Worldwide Inc.	358,699	4,537,542
LSB Industries Inc.[a,b]	330,279	13,650,431
Marrone Bio Innovations Inc.[a,b]	232,994	901,687
Minerals Technologies Inc.	587,290	42,930,899
Olin Corp.	1,345,615	43,113,505
OM Group Inc.	516,110	15,498,783
OMNOVA Solutions Inc.[a]	807,241	6,885,766
PolyOne Corp.	1,517,012	56,660,398
Quaker Chemical Corp.	225,619	19,322,011
Rentech Inc.[a]	3,106,342	3,479,103
Senomyx Inc.[a,b]	725,350	3,198,794
Sensient Technologies Corp.	842,115	58,004,881
Stepan Co.	329,446	13,724,720
Trecora Resources[a,b]	337,365	4,115,853
Tredegar Corp.	422,519	8,496,857
Trinseo SAa,b	200,445	3,968,811
Tronox Ltd. Class A	1,045,891	21,262,964
Zep Inc.	392,696	6,687,613

		648,390,449
COMMERCIAL SERVICES & SUPPLIES — 2.18%
ABM Industries Inc.	951,834	30,325,431
ACCO Brands Corp.[a,b]	1,950,569	16,209,228
ARC Document Solutions Inc.[a]	700,497	6,465,587
Brady Corp. Class A	816,843	23,108,488
Brink’s Co. (The)	825,691	22,813,842
Casella Waste Systems Inc. Class Aa	662,723	3,644,977
CECO Environmental Corp.	360,674	3,826,751
Cenveo Inc.[a,b]	939,470	2,010,466
Civeo Corp.	1,615,458	4,103,263
Deluxe Corp.	852,203	59,040,624
Ennis Inc.	447,035	6,312,134
G&K Services Inc. Class A	339,718	24,639,747
Healthcare Services Group Inc.	1,196,828	38,454,084
Heritage-Crystal Clean Inc.[a,b]	184,227	2,155,456
Herman Miller Inc.	1,008,588	27,998,403
HNI Corp.	768,114	42,376,849
InnerWorkings Inc.[a,b]	608,646	4,090,101
Interface Inc.	1,133,146	23,546,774
Kimball International Inc. Class B	590,689	6,190,421
Knoll Inc.	827,790	19,395,120
Matthews International Corp. Class A	508,045	26,169,398
McGrath RentCorp	443,111	14,582,783
Mobile Mini Inc.	795,830	33,934,191
MSA Safety Inc.	502,884	25,083,854
Multi-Color Corp.	212,002	14,698,099
NL Industries Inc.[a]	119,651	927,295
Performant Financial Corp.[a]	510,436	1,735,482
Quad/Graphics Inc.	472,187	10,850,857
Quest Resource Holding Corp.[a,b]	288,216	363,152
SP Plus Corp.[a]	263,447	5,756,317
Steelcase Inc. Class A	1,407,494	26,657,936
Team Inc.[a,b]	349,355	13,617,858
Tetra Tech Inc.	1,050,720	25,238,294
U.S. Ecology Inc.	368,556	18,416,743
UniFirst Corp./MA	251,340	29,580,205
United Stationers Inc.	671,253	27,514,661
Viad Corp.	351,219	9,770,913
West Corp.	655,846	22,121,686

		673,727,470

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.57%
ADTRAN Inc.	911,781	$17,022,951
Aerohive Networks Inc.[a,b]	159,298	710,469
Alliance Fiber Optic Products Inc.	217,321	3,785,732
Applied Optoelectronics Inc.[a,b]	252,793	3,508,767
Aruba Networks Inc.[a,b]	1,818,279	44,529,653
Bel Fuse Inc. Class B	171,199	3,257,917
Black Box Corp.	266,443	5,576,652
CalAmp Corp.[a,b]	613,812	9,937,616
Calix Inc.[a]	713,618	5,987,255
Ciena Corp.[a,b]	1,789,055	34,546,652
Clearfield Inc.[a,b]	199,569	2,957,613
Comtech Telecommunications Corp.	262,810	7,608,350
Digi International Inc.[a]	410,407	4,095,862
Emulex Corp.[a]	1,212,818	9,666,160
Extreme Networks Inc.[a,b]	1,669,182	5,274,615
Finisar Corp.[a,b]	1,761,653	37,593,675
Harmonic Inc.[a,b]	1,504,918	11,151,442
Infinera Corp.[a,b]	2,086,215	41,035,849
InterDigital Inc./PA	633,096	32,123,291
Ixia[a]	982,705	11,920,212
KVH Industries Inc.[a,b]	273,168	4,130,300
NETGEAR Inc.[a]	589,713	19,389,764
Numerex Corp. Class Aa,b	252,190	2,874,966
Oclaro Inc.[a,b]	1,616,836	3,201,335
ParkerVision Inc.[a,b]	1,723,039	1,430,122
Plantronics Inc.	724,717	38,373,765
Polycom Inc.[a,b]	2,352,941	31,529,409
Procera Networks Inc.[a,b]	353,997	3,324,032
Ruckus Wireless Inc.[a,b]	1,106,519	14,240,900
ShoreTel Inc.[a]	1,067,031	7,277,151
Sonus Networks Inc.[a]	841,756	6,633,037
TESSCO Technologies Inc.	98,846	2,437,542
Ubiquiti Networks Inc.[b]	508,411	15,023,545
ViaSat Inc.[a,b]	704,613	42,001,981

		484,158,582
CONSTRUCTION & ENGINEERING — 0.71%
Aegion Corp.[a,b]	649,030	11,714,992
Ameren Inc. Class Aa	343,500	2,541,900
Argan Inc.	213,051	7,706,055
Comfort Systems USA Inc.	640,982	13,486,261
Dycom Industries Inc.[a]	578,535	28,255,649
EMCOR Group Inc.	1,072,433	49,835,962
Furmanite Corp.[a]	645,136	5,090,123
Granite Construction Inc.	666,629	23,425,343
Great Lakes Dredge & Dock Corp.[a]	1,030,266	6,191,899
Layne Christensen Co.[a,b]	346,549	1,736,210
MasTec Inc.[a,b]	1,113,574	21,491,978
MYR Group Inc.[a,b]	362,881	11,372,691
Northwest Pipe Co.[a]	162,252	3,723,683
Orion Marine Group Inc.[a]	465,091	4,120,706
Primoris Services Corp.	650,744	11,186,289
Sterling Construction Co. Inc.[a,b]	323,185	1,460,796
Tutor Perini Corp.[a,b]	636,836	14,870,121

		218,210,658
CONSTRUCTION MATERIALS — 0.11%
Headwaters Inc.[a,b]	1,252,080	22,963,147
U.S. Concrete Inc.[a,b]	242,528	8,216,849
United States Lime & Minerals Inc.	34,167	2,203,771

		33,383,767

33

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

CONSUMER FINANCE — 0.65%
Cash America International Inc.[b]	479,924	$11,182,229
Consumer Portfolio Services Inc.[a]	362,843	2,536,273
Credit Acceptance Corp.[a,b]	109,895	21,429,525
Encore Capital Group Inc.[a,b]	438,500	18,237,215
Enova International Inc.[a,b]	442,736	8,717,472
Ezcorp Inc. Class Aa,b	883,342	8,064,912
First Cash Financial Services Inc.[a,b]	492,927	22,930,964
Green Dot Corp. Class Aa,b	533,404	8,491,792
JG Wentworth Co. (The) Class Aa,b	199,912	2,077,086
Nelnet Inc. Class A	355,860	16,839,295
Nicholas Financial Inc.[a]	114,375	1,602,394
PRA Group Inc.[a,b]	852,473	46,306,333
Regional Management Corp.[a,b]	187,849	2,772,651
Springleaf Holdings Inc.[a,b]	417,612	21,619,773
World Acceptance Corp.[a,b]	135,142	9,854,555

		202,662,469
CONTAINERS & PACKAGING — 0.49%
AEP Industries Inc.[a,b]	68,962	3,795,668
Berry Plastics Group Inc.[a]	1,531,035	55,408,157
Graphic Packaging Holding Co.	5,565,013	80,915,289
Myers Industries Inc.	449,232	7,875,037
UFP Technologies Inc.[a]	102,397	2,332,604

		150,326,755
DISTRIBUTORS — 0.28%
Core-Mark Holding Co. Inc.	392,215	25,227,269
Pool Corp.	768,163	53,587,051
VOXX International Corp.[a,b]	330,157	3,024,238
Weyco Group Inc.	111,326	3,328,647

		85,167,205
DIVERSIFIED CONSUMER SERVICES — 0.92%
2U Inc.[a,b]	177,591	4,542,778
American Public Education Inc.[a,b]	300,099	8,996,968
Ascent Capital Group Inc. Class Aa,b	236,896	9,430,830
Bridgepoint Education Inc.[a,b]	283,877	2,739,413
Bright Horizons Family Solutions Inc.[a,b]	491,234	25,185,567
Capella Education Co.	186,628	12,108,425
Career Education Corp.[a]	1,148,689	5,777,906
Carriage Services Inc.	273,730	6,533,935
Chegg Inc.[a,b]	1,264,436	10,052,266
Collectors Universe Inc.	119,900	2,704,944
Grand Canyon Education Inc.[a]	794,611	34,406,656
Houghton Mifflin Harcourt Co.[a,b]	1,856,427	43,588,906
ITT Educational Services Inc.[a,b]	405,665	2,754,465
K12 Inc.[a]	588,225	9,246,897
Liberty Tax Inc.[a,b]	66,061	1,838,478
LifeLock Inc.[a,b]	1,371,468	19,351,413
Regis Corp.[a]	745,801	12,201,304
Sotheby’s	1,037,689	43,852,737
Steiner Leisure Ltd.[a]	231,987	10,996,184
Strayer Education Inc.[a]	185,257	9,894,576
Universal Technical Institute Inc.	371,103	3,562,589
Weight Watchers International Inc.[a,b]	473,650	3,310,814

		283,078,051

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.32%
GAIN Capital Holdings Inc.	399,525	$3,903,359
MarketAxess Holdings Inc.	642,241	53,241,779
Marlin Business Services Corp.	141,149	2,827,215
NewStar Financial Inc.[a,b]	453,267	5,316,822
On Deck Capital Inc.[a]	195,556	4,163,387
PHH Corp.[a,b]	866,618	20,946,157
PICO Holdings Inc.[a,b]	387,403	6,279,803
Resource America Inc. Class A	255,138	2,321,756
Tiptree Financial Inc.[a,b]	130,826	867,376

		99,867,654
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.64%
8x8 Inc.[a,b]	1,513,968	12,717,331
Atlantic Tele-Network Inc.	160,742	11,126,561
Cincinnati Bell Inc.[a]	3,571,494	12,607,374
Cogent Communications Holdings Inc.	794,075	28,054,670
Consolidated Communications Holdings Inc.	858,034	17,503,894
Fairpoint Communications Inc.[a]	354,991	6,247,842
General Communication Inc. Class Aa	611,596	9,638,753
Globalstar Inc.[a,b]	4,698,992	15,647,643
Hawaiian Telcom Holdco Inc.[a,b]	179,294	4,774,599
IDT Corp. Class B	291,932	5,181,793
inContact Inc.[a,b]	1,039,518	11,330,746
Inteliquent Inc.	556,180	8,754,273
Intelsat SAa,b	469,452	5,633,424
Iridium Communications Inc.[a,b]	1,379,151	13,391,556
Lumos Networks Corp.	321,036	4,899,009
magicJack VocalTec Ltd.[a,b]	312,636	2,138,430
ORBCOMM Inc.[a,b]	942,304	5,625,555
Premiere Global Services Inc.[a,b]	828,990	7,925,145
Vonage Holdings Corp.[a,b]	2,978,432	14,624,101

		197,822,699
ELECTRIC UTILITIES — 1.31%
ALLETE Inc.	757,916	39,987,648
Cleco Corp.	1,027,688	56,029,550
El Paso Electric Co.	687,036	26,547,071
Empire District Electric Co. (The)	735,685	18,259,702
IDACORP Inc.	856,542	53,850,796
MGE Energy Inc.	590,879	26,187,757
NRG Yield Inc. Class Ab	405,082	20,549,810
Otter Tail Corp.	621,750	20,001,697
PNM Resources Inc.	1,254,486	36,630,991
Portland General Electric Co.[b]	1,331,312	49,378,362
Spark Energy Inc. Class A	54,072	797,562
UIL Holdings Corp.	962,664	49,500,183
Unitil Corp.	239,040	8,311,421

		406,032,550
ELECTRICAL EQUIPMENT — 0.97%
AZZ Inc.	436,077	20,316,827
Capstone Turbine Corp.[a,b]	5,568,654	3,619,625
Encore Wire Corp.	352,398	13,348,836
EnerSys	752,299	48,327,688
Enphase Energy Inc.[a,b]	318,079	4,195,462

34

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

Franklin Electric Co. Inc.	812,666	$30,995,081
FuelCell Energy Inc.[a,b]	4,038,006	5,047,508
Generac Holdings Inc.[a,b]	1,171,894	57,059,519
General Cable Corp.	829,381	14,290,235
Global Power Equipment Group Inc.	295,296	3,897,907
GrafTech International Ltd.[a,b]	2,007,487	7,809,124
LSI Industries Inc.	368,153	3,000,447
Plug Power Inc.[a,b]	2,844,337	7,366,833
Polypore International Inc.[a,b]	767,658	45,215,056
Powell Industries Inc.	158,887	5,365,614
Power Solutions International Inc.[a,b]	76,457	4,915,421
PowerSecure International Inc.[a,b]	382,478	5,033,411
Preformed Line Products Co.	45,054	1,898,125
Revolution Lighting Technologies Inc.[a,b]	628,174	697,273
TCP International Holdings Ltd.[a,b]	128,579	236,585
Thermon Group Holdings Inc.[a]	547,276	13,172,933
Vicor Corp.[a,b]	278,865	4,238,748

		300,048,258
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.70%
Agilysys Inc.[a]	249,561	2,455,680
Anixter International Inc.[a]	462,802	35,233,116
Badger Meter Inc.	246,262	14,760,944
Belden Inc.	742,252	69,445,097
Benchmark Electronics Inc.[a]	918,290	22,066,509
Checkpoint Systems Inc.	715,073	7,737,090
Cognex Corp.[a]	1,478,241	73,305,971
Coherent Inc.[a]	424,925	27,603,128
Control4 Corp.[a,b]	197,694	2,368,374
CTS Corp.	578,819	10,412,954
CUI Global Inc.[a]	353,592	2,072,049
Daktronics Inc.	651,425	7,041,904
DTS Inc./CAa,b	289,973	9,879,380
Electro Rent Corp.	282,151	3,199,592
Electro Scientific Industries Inc.	414,777	2,563,322
Fabrinet[a,b]	600,685	11,407,008
FARO Technologies Inc.[a,b]	293,781	18,252,614
FEI Co.	719,486	54,925,561
GSI Group Inc.[a,b]	518,473	6,906,060
II-VI Inc.[a,b]	894,142	16,505,861
Insight Enterprises Inc.[a]	698,091	19,909,555
InvenSense Inc.[a,b]	1,212,297	18,439,037
Itron Inc.[a,b]	669,451	24,441,656
Kemet Corp.[a,b]	778,801	3,224,236
Kimball Electronics Inc.[a,b]	438,458	6,199,796
Littelfuse Inc.	383,421	38,108,213
Maxwell Technologies Inc.[a,b]	510,146	4,111,777
Mercury Systems Inc.[a]	571,150	8,881,383
Mesa Laboratories Inc.	48,307	3,487,765
Methode Electronics Inc.	645,859	30,381,207
MTS Systems Corp.	258,216	19,534,040
Multi-Fineline Electronix Inc.[a]	155,767	2,845,863
Newport Corp.[a]	682,211	13,002,942
OSI Systems Inc.[a]	339,635	25,221,295
Park Electrochemical Corp.	355,124	7,656,474
PC Connection Inc.	164,458	4,290,709
Plexus Corp.[a]	577,472	23,543,534
RealD Inc.[a,b]	684,107	8,749,729
Rofin-Sinar Technologies Inc.[a,b]	480,003	11,630,473
Rogers Corp.[a,b]	308,514	25,362,936
Sanmina Corp.[a]	1,402,408	33,924,250
ScanSource Inc.[a,b]	486,355	19,770,331

Security	Shares	Value

Speed Commerce Inc.[a,b]	840,926	$537,099
SYNNEX Corp.	485,463	37,502,017
TTM Technologies Inc.[a]	928,544	8,366,182
Universal Display Corp.[a,b]	690,770	32,293,498
Viasystems Group Inc.[a]	86,312	1,509,597
Vishay Precision Group Inc.[a]	216,952	3,456,045

		834,523,853
ENERGY EQUIPMENT & SERVICES — 1.07%
Aspen Aerogels Inc.[a,b]	100,899	734,545
Basic Energy Services Inc.[a,b]	548,799	3,803,177
Bristow Group Inc.	606,226	33,009,006
C&J Energy Services Ltd.[a,b]	771,171	8,583,133
CARBO Ceramics Inc.[b]	338,645	10,332,059
CHC Group Ltd.[a,b]	565,419	752,007
Era Group Inc.[a,b]	350,157	7,297,272
Exterran Holdings Inc.	997,873	33,498,597
FMSA Holdings Inc.[a,b]	436,764	3,162,171
Forum Energy Technologies Inc.[a]	1,016,270	19,918,892
Geospace Technologies Corp.[a,b]	224,969	3,714,238
Glori Energy Inc.[a,b]	203,768	434,026
Gulf Island Fabrication Inc.	245,763	3,652,038
Gulfmark Offshore Inc. Class A	431,717	5,629,590
Helix Energy Solutions Group Inc.[a,b]	1,797,216	26,886,351
Hercules Offshore Inc.[a,b]	2,744,617	1,150,543
Hornbeck Offshore Services Inc.[a,b]	619,186	11,646,889
Independence Contract Drilling Inc.[a,b]	174,916	1,219,164
ION Geophysical Corp.[a,b]	2,212,015	4,800,073
Key Energy Services Inc.[a,b]	2,259,619	4,112,507
Matrix Service Co.[a]	452,623	7,948,060
McDermott International Inc.[a,b]	4,060,654	15,592,911
Mitcham Industries Inc.[a,b]	214,495	986,677
Natural Gas Services Group Inc.[a]	214,289	4,118,635
Newpark Resources Inc.[a,b]	1,453,691	13,243,125
Nordic American Offshore Ltd.[a,b]	316,912	2,902,914
North Atlantic Drilling Ltd.[b]	1,267,883	1,470,744
Nuverra Environmental Solutions Inc.[a,b]	257,220	915,703
Parker Drilling Co.[a,b]	2,079,823	7,258,582
PHI Inc.[a,b]	214,410	6,449,453
Pioneer Energy Services Corp.[a]	1,080,330	5,855,389
Profire Energy Inc.[a,b]	244,986	330,731
RigNet Inc.[a,b]	205,707	5,881,163
SEACOR Holdings Inc.[a,b]	316,091	22,022,060
Tesco Corp.	593,474	6,747,799
TETRA Technologies Inc.[a,b]	1,354,867	8,373,078
U.S. Silica Holdings Inc.[b]	915,801	32,611,674
Vantage Drilling Co.[a,b]	3,476,711	1,138,623
Willbros Group Inc.[a,b]	688,761	2,279,799

		330,463,398
FOOD & STAPLES RETAILING — 1.02%
Andersons Inc. (The)	479,775	19,848,292
Casey’s General Stores Inc.	655,273	59,040,097
Chefs’ Warehouse Inc. (The)[a,b]	307,167	6,889,756
Diplomat Pharmacy Inc.[a,b]	261,498	9,042,601
Fairway Group Holdings Corp.[a,b]	323,052	2,187,062
Fresh Market Inc. (The)[a,b]	729,626	29,652,001
Ingles Markets Inc. Class A	201,192	9,954,980
Liberator Medical Holdings Inc.	535,000	1,872,500
Natural Grocers by Vitamin Cottage Inc.[a,b]	152,326	4,205,721
PriceSmart Inc.	318,756	27,087,885

35

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

Roundy’s Inc.[a]	683,231	$3,340,999
Smart & Final Stores Inc.[a,b]	231,580	4,075,808
SpartanNash Co.	643,328	20,303,432
SUPERVALU Inc.[a]	3,452,917	40,157,425
United Natural Foods Inc.[a,b]	844,822	65,085,087
Village Super Market Inc. Class A	116,515	3,663,231
Weis Markets Inc.	187,495	9,329,751

		315,736,628
FOOD PRODUCTS — 1.48%
Alico Inc.	50,366	2,581,761
B&G Foods Inc.	914,317	26,908,349
Boulder Brands Inc.[a,b]	1,044,522	9,954,295
Cal-Maine Foods Inc.[b]	529,191	20,670,201
Calavo Growers Inc.	245,011	12,598,466
Darling Ingredients Inc.[a,b]	2,803,136	39,271,935
Dean Foods Co.	1,593,163	26,334,984
Diamond Foods Inc.[a]	370,948	12,081,776
Farmer Bros. Co.[a]	128,609	3,183,073
Fresh Del Monte Produce Inc.[b]	575,691	22,400,137
Freshpet Inc.[a,b]	206,618	4,014,588
Inventure Foods Inc.[a,b]	263,312	2,946,461
J&J Snack Foods Corp.	253,584	27,057,413
John B Sanfilippo & Son Inc.	140,779	6,067,575
Lancaster Colony Corp.	315,266	30,003,865
Landec Corp.[a]	453,923	6,332,226
Lifeway Foods Inc.[a]	78,853	1,686,666
Limoneira Co.	190,949	4,162,688
Omega Protein Corp.[a]	357,190	4,889,931
Post Holdings Inc.[a,b]	891,443	41,755,190
Sanderson Farms Inc.[b]	392,979	31,300,777
Seaboard Corp.[a,b]	4,841	20,003,012
Seneca Foods Corp. Class Aa	139,683	4,163,950
Snyder’s-Lance Inc.	810,691	25,909,684
Tootsie Roll Industries Inc.[b]	331,535	11,245,655
TreeHouse Foods Inc.[a,b]	716,151	60,887,158

		458,411,816
GAS UTILITIES — 1.07%
Chesapeake Utilities Corp.	249,192	12,611,607
Laclede Group Inc. (The)	734,605	37,626,468
New Jersey Resources Corp.	1,435,157	44,575,977
Northwest Natural Gas Co.	462,672	22,185,122
ONE Gas Inc.	885,321	38,272,427
Piedmont Natural Gas Co. Inc.	1,327,134	48,984,516
South Jersey Industries Inc.	561,713	30,489,782
Southwest Gas Corp.	791,920	46,065,986
WGL Holdings Inc.	883,807	49,846,715

		330,658,600
HEALTH CARE EQUIPMENT & SUPPLIES — 3.65%
Abaxis Inc.	382,378	24,514,254
ABIOMED Inc.[a,b]	679,900	48,667,242
Accuray Inc.[a,b]	1,314,516	12,224,999
Analogic Corp.	211,724	19,245,712
AngioDynamics Inc.[a,b]	422,042	7,508,127
Anika Therapeutics Inc.[a,b]	246,709	10,157,009
Antares Pharma Inc.[a,b]	2,002,908	5,427,881
AtriCure Inc.[a,b]	466,821	9,565,162
Atrion Corp.	26,306	9,088,986

Security	Shares	Value

Cantel Medical Corp.	575,946	$27,357,435
Cardiovascular Systems Inc.[a,b]	472,949	18,463,929
Cerus Corp.[a,b]	1,618,487	6,749,091
CONMED Corp.	463,392	23,396,662
CryoLife Inc.	477,515	4,951,830
Cyberonics Inc.[a]	456,877	29,660,455
Cynosure Inc. Class Aa,b	381,752	11,708,334
Derma Sciences Inc.[a,b]	391,695	3,317,657
DexCom Inc.[a,b]	1,275,243	79,498,649
Endologix Inc.[a,b]	1,094,533	18,683,678
Entellus Medical Inc.[a]	90,041	1,971,898
Exactech Inc.[a]	167,929	4,304,020
GenMark Diagnostics Inc.[a,b]	714,853	9,278,792
Globus Medical Inc. Class Aa,b	1,120,932	28,292,324
Greatbatch Inc.[a,b]	424,121	24,535,400
Haemonetics Corp.[a,b]	886,608	39,826,431
HeartWare International Inc.[a,b]	289,220	25,384,839
ICU Medical Inc.[a,b]	228,714	21,302,422
Inogen Inc.[a]	88,993	2,846,886
Insulet Corp.[a]	943,765	31,474,563
Integra LifeSciences Holdings Corp.[a,b]	425,302	26,219,868
Invacare Corp.	551,598	10,706,517
K2M Group Holdings Inc.[a,b]	162,182	3,576,113
LDR Holding Corp.[a,b]	284,800	10,435,072
Masimo Corp.[a,b]	761,848	25,125,747
Meridian Bioscience Inc.[b]	707,778	13,504,404
Merit Medical Systems Inc.[a]	735,583	14,159,973
Natus Medical Inc.[a,b]	548,054	21,631,691
Neogen Corp.[a,b]	624,446	29,180,362
Nevro Corp.[a,b]	137,603	6,595,312
NuVasive Inc.[a]	793,805	36,507,092
NxStage Medical Inc.[a,b]	1,047,667	18,124,639
Ocular Therapeutix Inc.[a,b]	98,147	4,120,702
OraSure Technologies Inc.[a]	962,599	6,295,397
Orthofix International NVa,b	315,358	11,318,199
Oxford Immunotec Global PLC[a,b]	284,130	4,000,550
PhotoMedex Inc.[a,b]	220,020	442,240
Quidel Corp.[a,b]	485,326	13,094,095
Rockwell Medical Inc.[a,b]	807,487	8,825,833
Roka Bioscience Inc.[a,b]	90,155	288,496
RTI Surgical Inc.[a]	959,856	4,741,689
Second Sight Medical Products Inc.[a,b]	73,903	947,436
Sientra Inc.[a]	97,804	1,876,859
Spectranetics Corp. (The)[a,b]	707,949	24,608,307
STAAR Surgical Co.[a,b]	655,792	4,872,535
STERIS Corp.	1,005,854	70,681,361
SurModics Inc.[a,b]	218,161	5,678,731
Symmetry Surgical Inc.[a]	167,911	1,230,788
Tandem Diabetes Care Inc.[a,b]	184,162	2,324,124
Thoratec Corp.[a,b]	914,697	38,316,657
Tornier NVa,b	607,885	15,938,745
TransEnterix Inc.[a,b]	487,411	1,428,114
TriVascular Technologies Inc.[a,b]	124,245	1,303,330
Unilife Corp.[a,b]	2,132,283	8,550,455
Utah Medical Products Inc.	64,415	3,855,882
Vascular Solutions Inc.[a,b]	291,952	8,851,985
Veracyte Inc.[a,b]	116,020	844,626
West Pharmaceutical Services Inc.	1,203,007	72,433,051
Wright Medical Group Inc.[a,b]	849,743	21,923,369
Zeltiq Aesthetics Inc.[a,b]	495,998	15,291,618

		1,129,256,631

36

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.65%
AAC Holdings Inc.[a,b]	99,725	$3,049,590
Acadia Healthcare Co. Inc.[a,b]	728,193	52,138,619
Aceto Corp.	490,977	10,801,494
Addus HomeCare Corp.[a,b]	109,377	2,517,859
Adeptus Health Inc. Class Aa,b	96,121	4,827,197
Air Methods Corp.[a,b]	666,980	31,074,598
Alliance HealthCare Services Inc.[a,b]	86,013	1,907,768
Almost Family Inc.[a,b]	142,691	6,379,715
Amedisys Inc.[a,b]	466,797	12,500,824
AMN Healthcare Services Inc.[a,b]	792,870	18,291,511
AmSurg Corp.[a]	721,114	44,362,933
Bio-Reference Laboratories Inc.[a,b]	419,509	14,783,497
BioScrip Inc.[a,b]	1,176,287	5,210,951
BioTelemetry Inc.[a,b]	452,102	4,001,103
Capital Senior Living Corp.[a,b]	496,247	12,872,647
Chemed Corp.	298,766	35,672,660
Civitas Solutions Inc.[a,b]	201,598	4,221,462
CorVel Corp.[a]	189,141	6,508,342
Cross Country Healthcare Inc.[a,b]	531,728	6,306,294
Ensign Group Inc. (The)	384,987	18,040,491
ExamWorks Group Inc.[a,b]	590,627	24,581,896
Five Star Quality Care Inc.[a,b]	740,503	3,287,833
Genesis Healthcare Inc.[a]	404,747	2,881,799
Hanger Inc.[a,b]	600,990	13,636,463
HealthEquity Inc.[a,b]	178,838	4,469,162
HealthSouth Corp.	1,499,725	66,527,801
Healthways Inc.[a,b]	538,506	10,608,568
IPC Healthcare Inc.[a,b]	292,756	13,654,140
Kindred Healthcare Inc.	1,330,628	31,655,640
Landauer Inc.	163,830	5,756,986
LHC Group Inc.[a]	211,569	6,988,124
Magellan Health Inc.[a]	469,529	33,252,044
Molina Healthcare Inc.[a,b]	514,422	34,615,456
National Healthcare Corp.	174,676	11,128,608
National Research Corp. Class A	171,882	2,475,101
Owens & Minor Inc.[b]	1,074,689	36,367,476
PharMerica Corp.[a]	511,979	14,432,688
Providence Service Corp. (The)[a,b]	197,221	10,476,380
RadNet Inc.[a,b]	558,440	4,690,896
Select Medical Holdings Corp.	1,342,780	19,913,427
Surgical Care Affiliates Inc.[a,b]	214,661	7,369,312
Team Health Holdings Inc.[a,b]	1,195,626	69,956,077
Triple-S Management Corp. Class Ba,b	426,149	8,471,842
Trupanion Inc.[a,b]	152,048	1,216,384
U.S. Physical Therapy Inc.	208,460	9,901,850
Universal American Corp./NYa	721,726	7,708,034
WellCare Health Plans Inc.[a,b]	746,827	68,304,797

		819,798,339
HEALTH CARE TECHNOLOGY — 0.51%
Castlight Health Inc.[a,b]	224,531	1,742,361
Computer Programs & Systems Inc.	190,931	10,359,916
Connecture Inc.[a]	112,827	1,167,760
HealthStream Inc.[a,b]	360,919	9,095,159
HMS Holdings Corp.[a,b]	1,492,118	23,053,223
Imprivata Inc.[a,b]	101,024	1,414,336
MedAssets Inc.[a,b]	1,039,356	19,560,680
Medidata Solutions Inc.[a,b]	921,231	45,177,168
Merge Healthcare Inc.[a]	1,216,191	5,436,374
Omnicell Inc.[a]	623,754	21,893,765
Quality Systems Inc.	852,944	13,630,045
Vocera Communications Inc.[a,b]	388,199	3,850,934

		156,381,721

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 3.29%
Belmond Ltd.[a,b]	1,645,720	$20,209,442
Biglari Holdings Inc.[a,b]	29,648	12,277,237
BJ’s Restaurants Inc.[a,b]	370,944	18,714,125
Bloomin’ Brands Inc.	1,314,757	31,988,038
Bob Evans Farms Inc./DE	422,090	19,525,883
Boyd Gaming Corp.[a,b]	1,322,615	18,781,133
Bravo Brio Restaurant Group Inc.[a,b]	261,358	3,839,349
Buffalo Wild Wings Inc.[a,b]	321,795	58,322,126
Caesars Acquisition Co. Class Aa,b	774,715	5,268,062
Caesars Entertainment Corp.[a,b]	879,922	9,265,579
Carrols Restaurant Group Inc.[a,b]	609,523	5,052,946
Cheesecake Factory Inc. (The)	850,627	41,961,430
Churchill Downs Inc.	228,627	26,285,246
Chuy’s Holdings Inc.[a,b]	281,387	6,339,649
ClubCorp Holdings Inc.	372,702	7,215,511
Cracker Barrel Old Country Store Inc.	324,930	49,434,850
Dave & Buster’s Entertainment Inc.[a,b]	116,517	3,549,108
Del Frisco’s Restaurant Group Inc.[a]	406,309	8,187,126
Denny’s Corp.[a]	1,484,041	16,918,067
Diamond Resorts International Inc.[a,b]	603,265	20,167,149
DineEquity Inc.	283,614	30,349,534
El Pollo Loco Holdings Inc.[a,b]	142,738	3,655,520
Empire Resorts Inc.[a,b]	256,394	1,179,412
Famous Dave’s of America Inc.[a,b]	82,320	2,346,120
Fiesta Restaurant Group Inc.[a,b]	456,474	27,844,914
Habit Restaurants Inc. (The)[a,b]	99,586	3,200,694
Ignite Restaurant Group Inc.[a,b]	130,594	633,381
International Speedway Corp. Class A	474,961	15,488,478
Interval Leisure Group Inc.[b]	678,844	17,792,501
Intrawest Resorts Holdings Inc.[a]	228,101	1,989,041
Isle of Capri Casinos Inc.[a,b]	374,313	5,259,098
Jack in the Box Inc.	681,596	65,378,688
Jamba Inc.[a,b]	292,502	4,302,705
Krispy Kreme Doughnuts Inc.[a,b]	1,108,893	22,166,771
La Quinta Holdings Inc.[a,b]	756,367	17,910,771
Life Time Fitness Inc.[a,b]	695,951	49,384,683
Marcus Corp. (The)	309,632	6,592,065
Marriott Vacations Worldwide Corp.	456,877	37,029,881
Monarch Casino & Resort Inc.[a]	164,849	3,155,210
Morgans Hotel Group Co.[a]	496,181	3,845,403
Nathan’s Famous Inc.	54,088	2,928,865
Noodles & Co.[a,b]	185,477	3,234,719
Papa John’s International Inc.	521,551	32,237,067
Papa Murphy’s Holdings Inc.[a,b]	99,415	1,803,388
Penn National Gaming Inc.[a]	1,337,163	20,939,973
Pinnacle Entertainment Inc.[a,b]	813,526	29,360,153
Popeyes Louisiana Kitchen Inc.[a,b]	402,583	24,082,515
Potbelly Corp.[a,b]	257,552	3,528,462
Red Robin Gourmet Burgers Inc.[a,b]	243,678	21,199,986
Ruby Tuesday Inc.[a,b]	1,045,275	6,282,103
Ruth’s Hospitality Group Inc.	613,247	9,738,362
Scientific Games Corp. Class Aa,b	867,143	9,078,987
Shake Shack Inc. Class Aa	97,778	4,893,789
Sonic Corp.	926,076	29,356,609
Speedway Motorsports Inc.	198,483	4,515,488
Texas Roadhouse Inc.	1,187,164	43,248,385
Vail Resorts Inc.	615,355	63,640,014
Zoe’s Kitchen Inc.[a,b]	100,865	3,357,796

		1,016,233,587

37

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

HOUSEHOLD DURABLES — 1.22%
Beazer Homes USA Inc.[a,b]	460,261	$8,155,825
Cavco Industries Inc.[a,b]	151,041	11,337,137
Century Communities Inc.[a,b]	71,514	1,382,366
CSS Industries Inc.	159,119	4,797,438
Dixie Group Inc. (The)[a,b]	254,249	2,300,953
Ethan Allen Interiors Inc.[b]	431,501	11,926,688
Flexsteel Industries Inc.	83,640	2,617,096
Helen of Troy Ltd.[a,b]	487,045	39,689,297
Hovnanian Enterprises Inc. Class Aa,b	1,987,039	7,073,859
Installed Building Products Inc.[a,b]	144,952	3,154,156
iRobot Corp.[a,b]	503,875	16,441,441
KB Home[b]	1,427,819	22,302,533
La-Z-Boy Inc.	891,143	25,050,030
LGI Homes Inc.[a,b]	244,578	4,074,670
Libbey Inc.	366,851	14,641,023
Lifetime Brands Inc.	180,660	2,760,485
M/I Homes Inc.[a,b]	419,779	10,007,531
MDC Holdings Inc.	665,886	18,977,751
Meritage Homes Corp.[a,b]	666,298	32,408,735
NACCO Industries Inc. Class A	77,353	4,098,935
New Home Co. Inc. (The)[a,b]	143,995	2,296,720
Ryland Group Inc. (The)	799,114	38,948,816
Skullcandy Inc.[a]	342,968	3,875,538
Standard Pacific Corp.[a,b]	2,468,174	22,213,566
TRI Pointe Homes Inc.[a,b]	2,496,423	38,519,807
Turtle Beach Corp.[a,b]	117,515	218,578
UCP Inc. Class Aa,b	136,194	1,184,888
Universal Electronics Inc.[a,b]	271,529	15,325,097
WCI Communities Inc.[a,b]	201,779	4,832,607
William Lyon Homes Class Aa,b	299,004	7,720,283

		378,333,849
HOUSEHOLD PRODUCTS — 0.18%
Central Garden and Pet Co. Class Aa	737,906	7,836,562
HRG Group Inc.[a,b]	1,418,529	17,703,242
Oil-Dri Corp. of America	82,832	2,787,297
Orchids Paper Products Co.	139,037	3,748,437
WD-40 Co.	255,339	22,607,715

		54,683,253
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.49%
Abengoa Yield PLC	488,214	16,491,869
Atlantic Power Corp.[b]	2,081,983	5,850,372
Dynegy Inc.[a,b]	2,092,082	65,754,137
Ormat Technologies Inc.	561,066	21,331,729
Pattern Energy Group Inc.	750,273	21,247,732
TerraForm Power Inc.[a]	486,522	17,762,918
Vivint Solar Inc.[a,b]	355,765	4,318,987

		152,757,744
INDUSTRIAL CONGLOMERATES — 0.04%
Raven Industries Inc.	624,350	12,774,201

		12,774,201

Security	Shares	Value

INSURANCE — 2.45%
Ambac Financial Group Inc.[a,b]	614,693	$14,875,571
American Equity Investment Life Holding Co.	1,266,182	36,883,882
AMERISAFE Inc.	319,081	14,757,496
AmTrust Financial Services Inc.[b]	511,950	29,173,471
Argo Group International Holdings Ltd.	490,705	24,608,856
Atlas Financial Holdings Inc.[a]	198,678	3,510,640
Baldwin & Lyons Inc. Class B	157,225	3,688,498
Citizens Inc./TXa,b	755,525	4,654,034
CNO Financial Group Inc.	3,491,362	60,121,254
Crawford & Co. Class B	477,622	4,126,654
Donegal Group Inc. Class A	142,282	2,236,673
eHealth Inc.[a]	307,874	2,887,858
EMC Insurance Group Inc.	87,572	2,959,934
Employers Holdings Inc.	536,747	14,486,802
Enstar Group Ltd.[a]	145,303	20,612,684
FBL Financial Group Inc. Class A	165,957	10,290,994
Federated National Holding Co.	235,751	7,213,981
Fidelity & Guaranty Life	194,076	4,114,411
First American Financial Corp.	1,818,806	64,894,998
Global Indemnity PLC[a]	138,114	3,832,663
Greenlight Capital Re Ltd. Class Aa,b	484,369	15,402,934
Hallmark Financial Services Inc.[a,b]	243,444	2,580,506
HCI Group Inc.	146,788	6,733,166
Heritage Insurance Holdings Inc.[a,b]	121,283	2,669,439
Horace Mann Educators Corp.	693,753	23,726,353
Independence Holding Co.	134,480	1,827,583
Infinity Property & Casualty Corp.	195,631	16,051,524
James River Group Holdings Ltd.	187,036	4,400,957
Kansas City Life Insurance Co.	64,315	2,953,988
Kemper Corp.	742,357	28,922,229
Maiden Holdings Ltd.	855,593	12,688,444
Meadowbrook Insurance Group Inc.	856,281	7,278,388
Montpelier Re Holdings Ltd.	623,040	23,949,658
National General Holdings Corp.	605,770	11,327,899
National Interstate Corp.	121,328	3,406,890
National Western Life Insurance Co. Class A	38,120	9,693,916
Navigators Group Inc. (The)[a,b]	179,106	13,941,611
OneBeacon Insurance Group Ltd. Class Ab	387,816	5,898,681
Patriot National Inc.[a]	141,395	1,795,716
Phoenix Companies Inc. (The)[a]	97,374	4,867,726
Primerica Inc.	930,135	47,343,871
RenaissanceRe Holdings Ltd.	236	24,182
RLI Corp.	731,970	38,362,548
Safety Insurance Group Inc.	221,514	13,235,461
Selective Insurance Group Inc.	959,402	27,870,628
State Auto Financial Corp.	256,620	6,233,300
State National Companies Inc.	447,590	4,453,520
Stewart Information Services Corp.	366,638	14,900,168
Symetra Financial Corp.	1,284,291	30,129,467
Third Point Reinsurance Ltd.[a]	972,869	13,766,096
United Fire Group Inc.	353,043	11,216,176
United Insurance Holdings Corp.	284,158	6,393,555
Universal Insurance Holdings Inc.	533,447	13,650,909

		757,628,843
INTERNET & CATALOG RETAIL — 0.49%
1-800-Flowers.com Inc. Class Aa,b	430,716	5,095,370
Blue Nile Inc.[a,b]	207,193	6,597,025
EVINE Live Inc.[a,b]	732,852	4,917,437
FTD Companies Inc.[a,b]	324,240	9,707,746

38

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

Gaiam Inc. Class Aa	255,121	$1,859,832
HSN Inc.	565,293	38,569,941
Lands’ End Inc.[a,b]	282,041	10,119,631
NutriSystem Inc.	490,528	9,800,749
Orbitz Worldwide Inc.[a,b]	885,025	10,319,392
Overstock.com Inc.[a,b]	199,308	4,827,240
PetMed Express Inc.[b]	347,900	5,747,308
Shutterfly Inc.[a,b]	656,433	29,697,029
Travelport Worldwide Ltd.[b]	514,800	8,597,160
Wayfair Inc. Class Aa,b	216,674	6,959,569

		152,815,429
INTERNET SOFTWARE & SERVICES — 2.30%
Actua Corp.[a,b]	701,269	10,862,657
Amber Road Inc.[a,b]	151,915	1,405,214
Angie’s List Inc.[a,b]	752,169	4,415,232
Bankrate Inc.[a,b]	1,143,912	12,971,962
Bazaarvoice Inc.[a,b]	853,652	4,823,134
Benefitfocus Inc.[a,b]	84,247	3,099,447
Blucora Inc.[a,b]	725,088	9,904,702
Borderfree Inc.[a,b]	99,852	600,110
Box Inc. Class Aa	212,543	4,197,724
Brightcove Inc.[a,b]	552,352	4,048,740
Carbonite Inc.[a,b]	303,591	4,341,351
Care.com Inc.[a,b]	112,358	851,674
ChannelAdvisor Corp.[a,b]	352,574	3,416,442
Cimpress NVa,b	566,825	47,828,693
comScore Inc.[a]	590,559	30,236,621
Constant Contact Inc.[a,b]	534,375	20,418,469
Cornerstone OnDemand Inc.[a,b]	904,761	26,138,545
Coupons.com Inc.[a,b]	207,809	2,439,678
Cvent Inc.[a,b]	308,165	8,640,947
Dealertrack Technologies Inc.[a,b]	912,696	35,157,050
Demand Media Inc.[a,b]	154,848	885,731
Demandware Inc.[a,b]	511,843	31,171,239
Dice Holdings Inc.[a]	660,736	5,893,765
EarthLink Holdings Corp.	1,745,433	7,749,722
Endurance International Group Holdings Inc.[a,b]	517,788	9,869,039
Envestnet Inc.[a,b]	580,107	32,532,401
Everyday Health Inc.[a,b]	136,285	1,752,625
Five9 Inc.[a,b]	217,508	1,209,344
Global Sources Ltd.[a,b]	258,434	1,514,423
Gogo Inc.[a,b]	955,753	18,216,652
GrubHub Inc.[a,b]	152,568	6,925,061
GTT Communications Inc.[a,b]	272,481	5,144,441
Hortonworks Inc.[a]	122,231	2,913,987
Internap Corp.[a,b]	926,620	9,479,323
IntraLinks Holdings Inc.[a,b]	675,429	6,983,936
j2 Global Inc.[b]	809,653	53,178,009
Limelight Networks Inc.[a]	1,037,149	3,764,851
Liquidity Services Inc.[a]	423,253	4,181,740
LivePerson Inc.[a,b]	923,218	9,449,136
LogMeIn Inc.[a,b]	413,930	23,175,941
Marchex Inc. Class B	558,032	2,276,771
Marin Software Inc.[a,b]	451,056	2,837,142
Marketo Inc.[a,b]	439,128	11,250,459
Millennial Media Inc.[a,b]	1,281,410	1,858,044
Monster Worldwide Inc.[a,b]	1,551,547	9,836,808
New Relic Inc.[a]	97,778	3,392,897
NIC Inc.	1,112,233	19,653,157
OPOWER Inc.[a,b]	141,176	1,430,113
Perficient Inc.[a]	587,952	12,164,727

Security	Shares	Value

Q2 Holdings Inc.[a,b]	170,627	$3,607,055
QuinStreet Inc.[a]	595,946	3,545,879
RealNetworks Inc.[a]	396,253	2,666,783
Reis Inc.[b]	142,341	3,649,623
RetailMeNot Inc.[a,b]	528,075	9,510,631
Rightside Group Ltd.[a,b]	150,710	1,529,706
Rocket Fuel Inc.[a,b]	314,717	2,895,396
SciQuest Inc.[a,b]	466,662	7,900,588
Shutterstock Inc.[a,b]	260,122	17,862,578
SPS Commerce Inc.[a,b]	276,800	18,573,280
Stamps.com Inc.[a,b]	242,851	16,341,444
TechTarget Inc.[a,b]	287,572	3,315,705
Textura Corp.[a,b]	320,140	8,701,405
Travelzoo Inc.[a,b]	124,981	1,204,817
Tremor Video Inc.[a,b]	593,018	1,387,662
TrueCar Inc.[a,b]	135,435	2,417,515
Unwired Planet Inc.[a,b]	1,546,973	884,559
Web.com Group Inc.[a,b]	883,428	16,740,961
WebMD Health Corp.[a,b]	659,922	28,927,681
Wix.com Ltd.[a,b]	237,853	4,557,263
XO Group Inc.[a]	459,928	8,126,928
Xoom Corp.[a,b]	528,261	7,760,154
YuMe Inc.[a,b]	307,810	1,597,534

		710,195,023
IT SERVICES — 2.37%
Acxiom Corp.[a,b]	1,311,753	24,254,313
Blackhawk Network Holdings Inc.[a,b]	895,889	32,045,950
CACI International Inc. Class Aa,b	400,250	35,990,480
Cardtronics Inc.[a,b]	757,997	28,500,687
Cass Information Systems Inc.	196,630	11,038,808
CIBER Inc.[a,b]	1,334,418	5,497,802
Computer Task Group Inc.	254,041	1,857,040
Convergys Corp.	1,728,375	39,527,936
CSG Systems International Inc.	582,503	17,702,266
Datalink Corp.[a]	337,137	4,059,130
EPAM Systems Inc.[a,b]	606,441	37,168,769
Euronet Worldwide Inc.[a,b]	867,728	50,979,020
EVERTEC Inc.	1,118,179	24,443,393
ExlService Holdings Inc.[a]	558,381	20,771,773
Forrester Research Inc.	186,714	6,867,341
Global Cash Access Holdings Inc.[a]	1,119,602	8,531,367
Hackett Group Inc. (The)	429,717	3,841,670
Heartland Payment Systems Inc.	610,326	28,593,773
Higher One Holdings Inc.[a]	576,648	1,395,488
iGATE Corp.[a,b]	626,374	26,721,115
Information Services Group Inc.[b]	546,178	2,179,250
Lionbridge Technologies Inc.[a]	1,105,270	6,322,144
Luxoft Holding Inc.[a]	133,872	6,926,537
ManTech International Corp./VA Class A	409,414	13,895,511
MAXIMUS Inc.	1,152,351	76,930,953
ModusLink Global Solutions Inc.[a,b]	627,987	2,417,750
MoneyGram International Inc.[a,b]	498,253	4,304,906
NeuStar Inc. Class Aa,b	331,105	8,151,805
PRGX Global Inc.[a]	443,988	1,784,832
Science Applications International Corp.	677,182	34,773,296
ServiceSource International Inc.[a,b]	1,173,042	3,636,430
Sykes Enterprises Inc.[a]	673,692	16,741,246
Syntel Inc.[a,b]	528,610	27,344,995
TeleTech Holdings Inc.	299,061	7,611,103
Unisys Corp.[a,b]	870,368	20,201,241
Virtusa Corp.[a]	444,254	18,383,231
WEX Inc.[a,b]	659,644	70,819,380

		732,212,731

39

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

LEISURE PRODUCTS — 0.51%
Arctic Cat Inc.	219,671	$7,978,451
Black Diamond Inc.[a,b]	396,530	3,747,208
Brunswick Corp./DE	1,578,282	81,202,609
Callaway Golf Co.	1,326,054	12,637,295
Escalade Inc.	172,777	3,002,864
JAKKS Pacific Inc.[a,b]	317,434	2,171,249
Johnson Outdoors Inc. Class A	85,051	2,816,039
LeapFrog Enterprises Inc.[a]	1,147,223	2,500,946
Malibu Boats Inc. Class Aa,b	143,355	3,347,339
Marine Products Corp.	182,549	1,564,445
Nautilus Inc.[a,b]	531,245	8,112,111
Smith & Wesson Holding Corp.[a,b]	938,348	11,945,170
Sturm Ruger & Co. Inc.[b]	330,519	16,403,658

		157,429,384
LIFE SCIENCES TOOLS & SERVICES — 0.59%
Accelerate Diagnostics Inc.[a,b]	389,174	8,756,415
Affymetrix Inc.[a,b]	1,244,012	15,624,791
Albany Molecular Research Inc.[a,b]	402,010	7,075,376
Cambrex Corp.[a]	522,931	20,723,756
Enzo Biochem Inc.[a,b]	619,419	1,827,286
Fluidigm Corp.[a,b]	479,385	20,182,108
Furiex Pharmaceuticals Inc.[b]	114,312	1,143,120
INC Research Holdings Inc.[a]	159,914	5,233,985
Luminex Corp.[a,b]	641,209	10,259,344
NanoString Technologies Inc.[a,b]	175,068	1,783,943
Pacific Biosciences of California Inc.[a,b]	994,199	5,806,122
PAREXEL International Corp.[a,b]	968,218	66,797,360
PRA Health Sciences Inc.[a,b]	334,523	9,647,643
Sequenom Inc.[a,b]	1,987,843	7,851,980

		182,713,229
MACHINERY — 2.92%
Accuride Corp.[a,b]	650,957	3,033,460
Actuant Corp. Class A	1,049,927	24,925,267
Alamo Group Inc.	113,136	7,142,276
Albany International Corp. Class A	480,078	19,083,100
Altra Industrial Motion Corp.	460,598	12,730,929
American Railcar Industries Inc.[b]	162,578	8,085,004
ARC Group Worldwide Inc.[a,b]	51,125	273,008
Astec Industries Inc.	321,810	13,799,213
Barnes Group Inc.	923,313	37,384,943
Blount International Inc.[a,b]	842,532	10,851,812
Briggs & Stratton Corp.[b]	798,985	16,411,152
Chart Industries Inc.[a,b]	521,001	18,274,110
CIRCOR International Inc.	301,776	16,507,147
CLARCOR Inc.	858,395	56,705,574
Columbus McKinnon Corp./NY	336,659	9,069,593
Commercial Vehicle Group Inc.[a,b]	457,444	2,945,939
Douglas Dynamics Inc.	379,936	8,677,738
Dynamic Materials Corp.	244,303	3,119,749
Energy Recovery Inc.[a,b]	650,304	1,684,287
EnPro Industries Inc.	386,643	25,499,106
ESCO Technologies Inc.	453,819	17,689,865
ExOne Co. (The)[a,b]	174,921	2,387,672
Federal Signal Corp.	1,075,052	16,975,071

Security	Shares	Value

FreightCar America Inc.	207,956	$6,536,057
Global Brass & Copper Holdings Inc.	364,526	5,631,927
Gorman-Rupp Co. (The)	319,512	9,569,384
Graham Corp.	173,337	4,154,888
Greenbrier Companies Inc. (The)[b]	469,809	27,248,922
Harsco Corp.	1,374,494	23,723,766
Hillenbrand Inc.	1,069,945	33,029,202
Hurco Companies Inc.	109,692	3,612,158
Hyster-Yale Materials Handling Inc.	175,649	12,873,315
John Bean Technologies Corp.	498,121	17,792,882
Kadant Inc.	190,819	10,038,988
LB Foster Co. Class A	176,534	8,381,834
Lindsay Corp.[b]	207,849	15,848,486
Lydall Inc.[a,b]	290,220	9,205,778
Manitex International Inc.[a,b]	236,720	2,303,286
Meritor Inc.[a]	1,672,035	21,084,361
Miller Industries Inc./TN	191,711	4,696,919
Mueller Industries Inc.	965,706	34,890,958
Mueller Water Products Inc. Class A	2,713,163	26,724,656
NN Inc.	303,648	7,615,492
Omega Flex Inc.	48,725	1,225,434
Proto Labs Inc.[a,b]	385,699	26,998,930
RBC Bearings Inc.	395,922	30,303,870
Rexnord Corp.[a,b]	1,279,870	34,159,730
Standex International Corp.	218,481	17,943,845
Sun Hydraulics Corp.	379,969	15,715,518
Tennant Co.	313,722	20,508,007
Titan International Inc.	760,508	7,118,355
TriMas Corp.[a,b]	770,059	23,710,117
Twin Disc Inc.	142,221	2,513,045
Wabash National Corp.[a,b]	1,174,399	16,559,026
Watts Water Technologies Inc. Class A	485,677	26,726,805
Woodward Inc.	1,128,873	57,583,812
Xerium Technologies Inc.[a]	184,672	2,995,380

		902,281,148
MARINE — 0.17%
Baltic Trading Ltd.[b]	843,855	1,257,344
International Shipholding Corp.	97,723	1,183,426
Knightsbridge Shipping Ltd.[b]	1,180,561	5,902,805
Matson Inc.	732,135	30,866,812
Navios Maritime Holdings Inc.	1,363,862	5,700,943
Safe Bulkers Inc.[b]	664,601	2,385,918
Scorpio Bulkers Inc.[a,b]	2,332,055	5,526,970
Ultrapetrol Bahamas Ltd.[a]	364,852	529,035

		53,353,253
MEDIA — 1.45%
AH Belo Corp. Class A	321,941	2,649,574
AMC Entertainment Holdings Inc. Class A	358,150	12,710,744
Carmike Cinemas Inc.[a,b]	414,535	13,928,376
Central European Media Enterprises Ltd. Class Aa,b	1,192,860	3,173,008
Cinedigm Corp.[a,b]	1,281,433	2,075,921
Crown Media Holdings Inc. Class Aa	591,739	2,366,956
Cumulus Media Inc. Class Aa,b	2,489,751	6,149,685
Daily Journal Corp.[a,b]	18,347	3,361,170
Dex Media Inc.[a,b]	251,873	1,055,348
Entercom Communications Corp. Class Aa,b	417,915	5,077,667
Entravision Communications Corp. Class A	987,500	6,250,875
Eros International PLC[a,b]	378,768	6,617,077
EW Scripps Co. (The) Class Aa,b	535,120	15,218,813

40

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

Global Eagle Entertainment Inc.[a,b]	687,680	$9,153,021
Gray Television Inc.[a,b]	844,564	11,671,874
Harte-Hanks Inc.	840,805	6,558,279
Hemisphere Media Group Inc.[a,b]	146,923	1,858,576
Journal Communications Inc. Class Aa	737,929	10,936,108
Lee Enterprises Inc./IAa,b	929,553	2,946,683
Loral Space & Communications Inc.[a]	223,535	15,298,735
Martha Stewart Living Omnimedia Inc. Class Aa,b	506,805	3,294,233
McClatchy Co. (The) Class Aa	1,053,090	1,937,686
MDC Partners Inc. Class A	724,210	20,531,353
Media General Inc.[a,b]	1,358,320	22,398,697
Meredith Corp.	611,819	34,121,146
National CineMedia Inc.	1,040,674	15,714,177
New Media Investment Group Inc.	759,830	18,182,732
New York Times Co. (The) Class Ab	2,356,887	32,430,765
Nexstar Broadcasting Group Inc. Class A	521,780	29,856,252
Radio One Inc. Class Da,b	386,614	1,190,771
ReachLocal Inc.[a,b]	220,706	642,254
Reading International Inc. Class Aa	297,813	4,005,585
Rentrak Corp.[a,b]	169,125	9,396,585
Saga Communications Inc. Class A	61,216	2,726,561
Salem Media Group Inc. Class A	193,430	1,191,529
Scholastic Corp.	453,549	18,568,296
SFX Entertainment Inc.[a,b]	755,242	3,088,940
Sinclair Broadcast Group Inc. Class Ab	1,169,718	36,740,842
Sizmek Inc.[a,b]	372,361	2,703,341
Time Inc.[b]	1,877,881	42,139,650
Townsquare Media Inc. Class Aa	150,266	1,930,918
World Wrestling Entertainment Inc. Class Ab	509,944	7,144,315

		448,995,118
METALS & MINING — 0.89%
AK Steel Holding Corp.[a,b]	3,023,462	13,514,875
AM Castle & Co.[a,b]	327,402	1,195,017
Ampco-Pittsburgh Corp.	140,218	2,448,206
Century Aluminum Co.[a,b]	881,415	12,163,527
Coeur Mining Inc.[a,b]	1,769,562	8,334,637
Commercial Metals Co.	2,006,104	32,478,824
Gerber Scientific Inc. Escrow[a]	276,144	2,762
Globe Specialty Metals Inc.	1,090,435	20,631,030
Gold Resource Corp.	657,371	2,097,014
Handy & Harman Ltd.[a]	69,978	2,873,297
Haynes International Inc.	212,723	9,489,573
Hecla Mining Co.[b]	6,249,937	18,624,812
Horsehead Holding Corp.[a,b]	953,958	12,077,108
Kaiser Aluminum Corp.	306,843	23,593,158
Materion Corp.	351,906	13,523,748
Molycorp Inc.[a,b]	3,111,027	1,198,679
Noranda Aluminum Holding Corp.	767,300	2,278,881
Olympic Steel Inc.	155,540	2,093,568
RTI International Metals Inc.[a]	523,311	18,792,098
Ryerson Holding Corp.[a,b]	187,119	1,191,948
Schnitzer Steel Industries Inc. Class A	449,084	7,122,472
Stillwater Mining Co.[a,b]	2,040,082	26,357,860
SunCoke Energy Inc.	1,127,780	16,849,033
Universal Stainless & Alloy Products Inc.[a,b]	119,770	3,140,369
Walter Energy Inc.[b]	1,147,507	711,454
Worthington Industries Inc.	876,931	23,335,134

		276,119,084

Security	Shares	Value

MULTI-UTILITIES — 0.38%
Avista Corp.	1,025,022	$35,035,252
Black Hills Corp.	760,172	38,343,076
NorthWestern Corp.	798,970	42,976,596

		116,354,924
MULTILINE RETAIL — 0.17%
Bon-Ton Stores Inc. (The)[b]	246,570	1,716,127
Burlington Stores Inc.[a]	488,110	29,003,496
Fred’s Inc. Class A	631,094	10,785,397
Tuesday Morning Corp.[a,b]	743,829	11,975,647

		53,480,667
OIL, GAS & CONSUMABLE FUELS — 2.34%
Abraxas Petroleum Corp.[a,b]	1,597,111	5,190,611
Adams Resources & Energy Inc.	36,444	2,449,401
Alon USA Energy Inc.	445,784	7,386,641
Alpha Natural Resources Inc.[a,b]	3,827,884	3,827,501
American Eagle Energy Corp.[a,b]	508,483	91,527
Amyris Inc.[a,b]	470,458	1,129,099
Approach Resources Inc.[a,b]	679,274	4,476,416
Arch Coal Inc.[a,b]	3,679,035	3,678,667
Ardmore Shipping Corp.	311,152	3,133,301
Bill Barrett Corp.[a,b]	856,559	7,109,440
Bonanza Creek Energy Inc.[a]	671,853	16,567,895
Callon Petroleum Co.[a,b]	1,121,163	8,375,088
Carrizo Oil & Gas Inc.[a,b]	872,841	43,336,556
Clayton Williams Energy Inc.[a,b]	101,632	5,145,628
Clean Energy Fuels Corp.[a,b]	1,207,114	6,439,953
Cloud Peak Energy Inc.[a,b]	1,045,386	6,084,147
Comstock Resources Inc.[b]	829,331	2,960,712
Contango Oil & Gas Co.[a,b]	298,453	6,565,966
Delek U.S. Holdings Inc.	1,010,914	40,183,831
DHT Holdings Inc.	1,587,441	11,080,338
Diamondback Energy Inc.[a,b]	751,826	57,770,310
Dorian LPG Ltd.[a,b]	127,990	1,667,710
Eclipse Resources Corp.[a,b]	523,871	2,944,155
Emerald Oil Inc.[a,b]	1,331,625	985,403
Energy XXI Ltd.[b]	1,610,762	5,863,174
Evolution Petroleum Corp.	332,744	1,979,827
EXCO Resources Inc.[b]	2,612,960	4,781,717
Frontline Ltd./Bermuda[a,b]	1,144,593	2,563,888
FX Energy Inc.[a,b]	900,804	1,126,005
GasLog Ltd.[b]	719,598	13,974,593
Gastar Exploration Inc.[a]	1,223,213	3,204,818
Goodrich Petroleum Corp.[a,b]	763,109	2,709,037
Green Plains Inc.	627,855	17,925,260
Halcon Resources Corp.[a,b]	4,456,802	6,863,475
Hallador Energy Co.	176,049	2,058,013
Harvest Natural Resources Inc.[a,b]	704,188	314,772
Isramco Inc.[a,b]	15,168	1,908,134
Jones Energy Inc. Class Aa,b	238,507	2,141,793
Magnum Hunter Resources Corp.[a,b]	3,390,664	9,053,073
Matador Resources Co.[a,b]	1,249,359	27,385,949
Midstates Petroleum Co. Inc.[a,b]	674,491	573,317
Miller Energy Resources Inc.[a,b]	508,091	317,608
Navios Maritime Acquisition Corp.	1,407,074	4,981,042
Nordic American Tankers Ltd.[b]	1,519,656	18,099,103
Northern Oil and Gas Inc.[a,b]	1,046,032	8,064,907
Pacific Ethanol Inc.[a,b]	409,660	4,420,231

41

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

Panhandle Oil and Gas Inc. Class A	241,393	$4,777,167
Parsley Energy Inc. Class Aa,b	908,743	14,521,713
PDC Energy Inc.[a,b]	678,629	36,673,111
Penn Virginia Corp.[a,b]	1,125,215	7,291,393
PetroCorp Inc. Escrow[a]	26,106	—
PetroQuest Energy Inc.[a,b]	1,020,107	2,346,246
Renewable Energy Group Inc.[a,b]	588,805	5,428,782
Resolute Energy Corp.[a,b]	1,318,132	742,636
REX American Resources Corp.[a,b]	107,465	6,534,947
Rex Energy Corp.[a,b]	832,364	3,096,394
Ring Energy Inc.[a,b]	350,074	3,717,786
Rosetta Resources Inc.[a,b]	1,256,369	21,383,400
RSP Permian Inc.[a,b]	427,910	10,779,053
Sanchez Energy Corp.[a,b]	869,144	11,307,563
Scorpio Tankers Inc.[b]	2,785,897	26,243,150
SemGroup Corp. Class A	725,547	59,015,993
Ship Finance International Ltd.[b]	1,006,384	14,894,483
Solazyme Inc.[a,b]	1,321,290	3,778,889
Stone Energy Corp.[a,b]	960,569	14,101,153
Swift Energy Co.[a,b]	769,468	1,662,051
Synergy Resources Corp.[a,b]	1,383,811	16,398,160
Teekay Tankers Ltd. Class A	1,383,079	7,938,873
TransAtlantic Petroleum Ltd.[a,b]	379,547	2,026,781
Triangle Petroleum Corp.[a,b]	1,158,154	5,825,515
VAALCO Energy Inc.[a,b]	858,858	2,104,202
Vertex Energy Inc.[a,b]	240,274	889,014
W&T Offshore Inc.[b]	603,350	3,083,119
Warren Resources Inc.[a]	1,302,663	1,159,370
Western Refining Inc.	843,064	41,638,931
Westmoreland Coal Co.[a,b]	256,419	6,861,772

		725,111,679
PAPER & FOREST PRODUCTS — 0.76%
Boise Cascade Co.[a]	671,649	25,159,971
Clearwater Paper Corp.[a,b]	326,014	21,288,714
Deltic Timber Corp.	189,561	12,558,416
KapStone Paper and Packaging Corp.	1,440,184	47,295,643
Louisiana-Pacific Corp.[a]	2,403,786	39,686,507
Neenah Paper Inc.	282,505	17,667,863
PH Glatfelter Co.	734,518	20,221,281
Resolute Forest Products Inc.[a,b]	1,111,055	19,165,699
Schweitzer-Mauduit International Inc.	519,111	23,941,399
Wausau Paper Corp.	720,426	6,865,660

		233,851,153
PERSONAL PRODUCTS — 0.16%
Elizabeth Arden Inc.[a,b]	445,698	6,952,889
Female Health Co. (The)[b]	370,641	1,048,914
Inter Parfums Inc.	283,424	9,245,291
Medifast Inc.[a,b]	204,237	6,120,983
Nature’s Sunshine Products Inc.	183,537	2,408,005
Nutraceutical International Corp.[a,b]	147,166	2,899,170
Revlon Inc. Class Aa	194,110	7,997,332
Synutra International Inc.[a,b]	299,122	1,914,381
USANA Health Sciences Inc.[a,b]	97,527	10,837,200

		49,424,165
PHARMACEUTICALS — 1.97%
AcelRx Pharmaceuticals Inc.[a,b]	423,531	1,634,830
Achaogen Inc.[a,b]	117,373	1,145,560

Security	Shares	Value

Aerie Pharmaceuticals Inc.[a,b]	179,835	$5,636,029
Akorn Inc.[a,b]	1,061,465	50,430,202
Alimera Sciences Inc.[a,b]	444,297	2,225,928
Amphastar Pharmaceuticals Inc.[a,b]	163,464	2,445,421
Ampio Pharmaceuticals Inc.[a,b]	701,403	5,281,565
ANI Pharmaceuticals Inc.[a,b]	117,550	7,352,753
Aratana Therapeutics Inc.[a,b]	493,080	7,894,211
Bio-Path Holdings Inc.[a,b]	1,262,405	2,272,329
BioDelivery Sciences International Inc.[a,b]	716,590	7,524,195
Catalent Inc.[a,b]	832,175	25,922,251
Cempra Inc.[a,b]	512,331	17,578,077
Corcept Therapeutics Inc.[a,b]	911,499	5,104,394
Depomed Inc.[a,b]	990,306	22,192,757
Dermira Inc.[a,b]	136,081	2,088,843
Egalet Corp.[a,b]	65,958	852,837
Endocyte Inc.[a,b]	636,872	3,986,819
Flex Pharma Inc.[a]	91,826	1,799,790
Horizon Pharma PLC[a]	1,109,300	28,808,521
IGI Laboratories Inc.[a,b]	546,651	4,460,672
Impax Laboratories Inc.[a,b]	1,192,815	55,907,239
Intersect ENT Inc.[a,b]	102,435	2,645,896
Intra-Cellular Therapies Inc.[a]	338,753	8,089,422
Lannett Co. Inc.[a,b]	437,994	29,656,574
Medicines Co. (The)[a,b]	1,107,427	31,030,105
Nektar Therapeutics[a,b]	2,160,124	23,761,364
Omeros Corp.[a,b]	642,796	14,160,796
Pacira Pharmaceuticals Inc./DEa,b	607,059	53,937,192
Pain Therapeutics Inc.[a]	636,214	1,202,444
Pernix Therapeutics Holdings Inc.[a,b]	567,237	6,063,764
Phibro Animal Health Corp.	249,423	8,832,068
POZEN Inc.[a,b]	465,905	3,596,787
Prestige Brands Holdings Inc.[a]	882,590	37,854,285
Relypsa Inc.[a,b]	350,895	12,656,783
Repros Therapeutics Inc.[a,b]	423,483	3,637,719
Revance Therapeutics Inc.[a,b]	149,961	3,108,692
Sagent Pharmaceuticals Inc.[a,b]	373,897	8,693,105
SciClone Pharmaceuticals Inc.[a,b]	885,254	7,843,350
Sucampo Pharmaceuticals Inc. Class Aa,b	304,382	4,736,184
Supernus Pharmaceuticals Inc.[a,b]	501,614	6,064,513
Tetraphase Pharmaceuticals Inc.[a]	521,351	19,102,301
TherapeuticsMD Inc.[a,b]	2,030,963	12,287,326
Theravance Biopharma Inc.[a]	404,261	7,013,928
Theravance Inc.[b]	1,403,956	22,070,188
VIVUS Inc.[a,b]	1,545,339	3,801,534
XenoPort Inc.[a,b]	998,169	7,106,963
Zogenix Inc.[a,b]	2,136,158	2,926,536
ZS Pharma Inc.[a]	118,231	4,975,161

		609,400,203
PROFESSIONAL SERVICES — 1.40%
Acacia Research Corp.[b]	859,798	9,199,839
Advisory Board Co. (The)[a,b]	715,524	38,123,119
Barrett Business Services Inc.	124,262	5,323,384
CBIZ Inc.[a,b]	708,902	6,614,056
CDI Corp.	240,260	3,375,653
Corporate Executive Board Co. (The)	575,581	45,965,899
CRA International Inc.[a]	162,245	5,049,064
Exponent Inc.	223,238	19,845,858
Franklin Covey Co.[a]	188,269	3,626,061
FTI Consulting Inc.[a,b]	696,299	26,083,361
GP Strategies Corp.[a,b]	225,805	8,354,785
Heidrick & Struggles International Inc.	310,218	7,625,158

42

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

Hill International Inc.[a,b]	505,372	$1,814,285
Huron Consulting Group Inc.[a]	400,851	26,516,294
ICF International Inc.[a,b]	340,740	13,919,229
Insperity Inc.	386,504	20,210,294
Kelly Services Inc. Class A	467,001	8,144,497
Kforce Inc.	425,291	9,488,242
Korn/Ferry International	847,019	27,841,515
Mistras Group Inc.[a]	280,377	5,400,061
Navigant Consulting Inc.[a]	836,478	10,840,755
On Assignment Inc.[a]	877,884	33,684,409
Paylocity Holding Corp.[a,b]	143,837	4,119,492
Pendrell Corp.[a]	2,810,645	3,653,838
Resources Connection Inc.	662,771	11,598,492
RPX Corp.[a]	901,890	12,978,197
TriNet Group Inc.[a]	270,078	9,514,848
TrueBlue Inc.[a,b]	706,223	17,196,530
VSE Corp.	71,604	5,862,936
WageWorks Inc.[a,b]	598,036	31,893,260

		433,863,411
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.87%
Acadia Realty Trust[b]	1,160,056	40,462,753
AG Mortgage Investment Trust Inc.[b]	487,095	9,176,870
Agree Realty Corp.[b]	298,713	9,848,568
Alexander’s Inc.[b]	35,902	16,392,135
Altisource Residential Corp.[b]	973,966	20,316,931
American Assets Trust Inc.[b]	490,516	21,229,532
American Capital Mortgage Investment Corp.[b]	874,150	15,699,734
American Residential Properties Inc.[a,b]	550,797	9,908,838
Anworth Mortgage Asset Corp.	1,817,419	9,250,663
Apollo Commercial Real Estate Finance Inc.[b]	993,083	17,061,166
Apollo Residential Mortgage Inc.[b]	545,664	8,703,341
Ares Commercial Real Estate Corp.[b]	487,949	5,391,836
Armada Hoffler Properties Inc.[b]	427,091	4,552,790
ARMOUR Residential REIT Inc.	6,085,847	19,292,135
Ashford Hospitality Prime Inc.	411,641	6,903,220
Ashford Hospitality Trust Inc.	1,354,106	13,026,500
Associated Estates Realty Corp.[b]	980,032	24,187,190
Aviv REIT Inc.[b]	335,807	12,256,955
Campus Crest Communities Inc.[b]	1,112,992	7,969,023
Capstead Mortgage Corp.[b]	1,632,535	19,214,937
CareTrust REIT Inc.	480,998	6,522,333
CatchMark Timber Trust Inc. Class Ab	328,543	3,850,524
Cedar Realty Trust Inc.	1,452,542	10,879,540
Chambers Street Properties[b]	4,037,353	31,814,342
Chatham Lodging Trust	651,821	19,170,056
Chesapeake Lodging Trust	934,853	31,626,077
Colony Financial Inc.[b]	1,828,202	47,386,996
CorEnergy Infrastructure Trust Inc.[b]	798,967	5,536,841
CoreSite Realty Corp.[b]	358,215	17,437,906
Cousins Properties Inc.[b]	3,747,815	39,726,839
CubeSmart[b]	2,758,826	66,625,648
CyrusOne Inc.	562,332	17,499,772
CYS Investments Inc.[b]	2,758,811	24,581,006
DCT Industrial Trust Inc.	1,400,755	48,550,168
DiamondRock Hospitality Co.[b]	3,332,219	47,084,254
DuPont Fabros Technology Inc.[b]	1,086,235	35,498,160
Dynex Capital Inc.	931,560	7,890,313
Easterly Government Properties Inc.[a]	234,650	3,766,132
EastGroup Properties Inc.[b]	533,279	32,071,399
Education Realty Trust Inc.[b]	570,856	20,196,885
Empire State Realty Trust Inc. Class Ab	1,561,258	29,367,263

Security	Shares	Value

EPR Properties[b]	973,057	$58,412,612
Equity One Inc.	1,121,027	29,920,211
Excel Trust Inc.[b]	1,039,472	14,573,397
FelCor Lodging Trust Inc.[b]	2,114,101	24,291,020
First Industrial Realty Trust Inc.[b]	1,875,858	40,199,637
First Potomac Realty Trust[b]	1,002,279	11,917,097
Franklin Street Properties Corp.	1,533,216	19,655,829
GEO Group Inc. (The)[b]	1,235,969	54,061,284
Getty Realty Corp.[b]	434,396	7,906,007
Gladstone Commercial Corp.[b]	347,681	6,470,343
Government Properties Income Trust[b]	1,049,307	23,976,665
Gramercy Property Trust Inc.[b]	795,948	22,342,260
Great Ajax Corp.[a]	72,611	1,055,038
Hannon Armstrong Sustainable Infrastructure Capital Inc.	450,973	8,243,786
Hatteras Financial Corp.	1,643,925	29,853,678
Healthcare Realty Trust Inc.	1,635,503	45,434,273
Hersha Hospitality Trust[b]	3,414,724	22,093,264
Highwoods Properties Inc.[b]	1,534,146	70,233,204
Hudson Pacific Properties Inc.	1,114,272	36,982,688
InfraREIT Inc.[a]	391,111	11,181,863
Inland Real Estate Corp.	1,492,181	15,951,415
Invesco Mortgage Capital Inc.[b]	2,096,803	32,563,351
Investors Real Estate Trust[b]	1,909,861	14,323,957
iStar Financial Inc.[a,b]	1,446,639	18,806,307
Kite Realty Group Trust[b]	562,070	15,833,512
LaSalle Hotel Properties[b]	1,900,855	73,867,225
Lexington Realty Trust[b]	3,502,960	34,434,097
LTC Properties Inc.[b]	593,371	27,295,066
Mack-Cali Realty Corp.	1,510,027	29,113,321
Medical Properties Trust Inc.[b]	3,537,896	52,148,587
Monmouth Real Estate Investment Corp.[b]	955,695	10,617,771
National Health Investors Inc.[b]	638,374	45,330,938
New Residential Investment Corp.	2,401,496	36,094,485
New York Mortgage Trust Inc.[b]	1,795,073	13,929,766
New York REIT Inc.[b]	2,762,233	28,948,202
One Liberty Properties Inc.[b]	210,550	5,141,631
Owens Realty Mortgage Inc.[b]	186,071	2,787,344
Parkway Properties Inc./Mdb	1,339,833	23,246,102
Pebblebrook Hotel Trust[b]	1,216,087	56,633,172
Pennsylvania REIT[b]	1,171,499	27,213,922
PennyMac Mortgage Investment Trust	880,631	18,748,634
Physicians Realty Trust[b]	1,196,796	21,075,578
Potlatch Corp.	691,739	27,697,230
PS Business Parks Inc.	331,587	27,534,984
QTS Realty Trust Inc. Class A	244,530	8,903,337
RAIT Financial Trust[b]	1,341,424	9,202,169
Ramco-Gershenson Properties Trust[b]	1,314,938	24,457,847
Redwood Trust Inc.[b]	1,414,191	25,271,593
Resource Capital Corp.[b]	2,207,500	10,022,050
Retail Opportunity Investments Corp.	1,537,992	28,145,254
Rexford Industrial Realty Inc.[b]	981,679	15,520,345
RLJ Lodging Trust[b]	2,228,391	69,770,922
Rouse Properties Inc.[b]	632,700	11,995,992
Ryman Hospitality Properties Inc.[b]	739,769	45,059,330
Sabra Health Care REIT Inc.[b]	1,005,946	33,347,110
Saul Centers Inc.	166,360	9,515,792
Select Income REIT[b]	626,592	15,658,534
Silver Bay Realty Trust Corp.[b]	621,681	10,046,365
Sovran Self Storage Inc.[b]	604,607	56,796,782
STAG Industrial Inc.[b]	964,227	22,678,619
Starwood Waypoint Residential Trust[b]	668,335	17,276,460
STORE Capital Corp.[b]	538,729	12,579,322
Strategic Hotels & Resorts Inc.[a,b]	4,552,446	56,586,904

43

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

Summit Hotel Properties Inc.[b]	1,458,885	$20,526,512
Sun Communities Inc.[b]	817,440	54,539,597
Sunstone Hotel Investors Inc.[b]	3,497,597	58,304,949
Terreno Realty Corp.[b]	729,737	16,638,004
Trade Street Residential Inc.[b]	324,295	2,321,952
UMH Properties Inc.[b]	351,146	3,536,040
Universal Health Realty Income Trust[b]	166,052	9,340,425
Urstadt Biddle Properties Inc. Class A	381,242	8,791,440
Washington REIT[b]	1,134,992	31,359,829
Western Asset Mortgage Capital Corp.[b]	715,020	10,782,502
Whitestone REIT[b]	383,501	6,089,996

		2,741,134,297
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.42%
Alexander & Baldwin Inc.	830,104	35,843,891
Altisource Asset Management Corp.[a]	24,496	4,534,944
Altisource Portfolio Solutions SAa,b	229,761	2,957,024
AV Homes Inc.[a,b]	196,657	3,138,646
Consolidated-Tomoka Land Co.	72,650	4,334,299
Forestar Group Inc.[a,b]	598,552	9,439,165
FRP Holdings Inc.[a,b]	112,150	4,082,260
Kennedy-Wilson Holdings Inc.	1,223,360	31,978,630
Marcus & Millichap Inc.[a]	137,548	5,155,299
RE/MAX Holdings Inc. Class A	181,893	6,040,667
St. Joe Co. (The)[a,b]	862,737	16,012,399
Tejon Ranch Co.[a,b]	231,452	6,121,905

		129,639,129
ROAD & RAIL — 0.67%
ArcBest Corp.	443,520	16,804,973
Celadon Group Inc.	356,437	9,702,215
Heartland Express Inc.	925,029	21,978,689
Knight Transportation Inc.	1,017,390	32,810,828
Marten Transport Ltd.	408,281	9,472,119
PAM Transportation Services Inc.[a]	50,994	2,920,426
Patriot Transportation Holding Inc.[a]	38,158	952,805
Quality Distribution Inc.[a]	467,023	4,824,348
Roadrunner Transportation Systems Inc.[a,b]	476,358	12,037,567
Saia Inc.[a,b]	420,125	18,611,538
Swift Transportation Co.[a,b]	1,448,463	37,689,007
Universal Truckload Services Inc.	114,157	2,874,473
USA Truck Inc.[a]	108,400	3,001,596
Werner Enterprises Inc.	760,762	23,895,534
YRC Worldwide Inc.[a]	534,659	9,602,476

		207,178,594
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.97%
Advanced Energy Industries Inc.[a,b]	700,077	17,963,976
Alpha & Omega Semiconductor Ltd.[a]	374,180	3,333,944
Ambarella Inc.[a,b]	490,537	37,138,556
Amkor Technology Inc.[a]	1,454,165	12,847,548
Applied Micro Circuits Corp.[a,b]	1,339,986	6,833,929
Audience Inc.[a,b]	234,120	1,062,905
Axcelis Technologies Inc.[a]	1,919,422	4,568,224
Brooks Automation Inc.	1,138,773	13,243,930
Cabot Microelectronics Corp.[a]	410,833	20,529,325
Cascade Microtech Inc.[a,b]	221,785	3,011,840
Cavium Inc.[a,b]	899,509	63,703,227
CEVA Inc.[a]	358,153	7,635,822
Cirrus Logic Inc.[a]	1,057,155	35,160,975

Security	Shares	Value

Cohu Inc.	431,124	$4,716,497
Cypress Semiconductor Corp.[a]	5,209,707	73,508,966
Diodes Inc.[a]	622,745	17,785,597
DSP Group Inc.[a,b]	381,457	4,569,855
Entegris Inc.[a,b]	2,370,727	32,455,253
Entropic Communications Inc.[a,b]	1,542,175	4,564,838
Exar Corp.[a,b]	675,663	6,790,413
Fairchild Semiconductor International Inc.[a,b]	1,994,494	36,259,901
FormFactor Inc.[a]	948,487	8,413,080
Inphi Corp.[a,b]	536,615	9,567,845
Integrated Device Technology Inc.[a]	2,274,635	45,538,193
Integrated Silicon Solution Inc.	515,404	9,220,578
Intersil Corp. Class A	2,193,278	31,407,741
IXYS Corp.	418,767	5,159,209
Kopin Corp.[a,b]	1,129,651	3,976,372
Lattice Semiconductor Corp.[a]	2,009,509	12,740,287
M/A-COM Technology Solutions Holdings Inc.[a,b]	227,427	8,473,930
MaxLinear Inc. Class Aa,b	479,406	3,897,571
Micrel Inc.	764,354	11,526,458
Microsemi Corp.[a]	1,616,883	57,237,658
MKS Instruments Inc.	911,919	30,831,981
Monolithic Power Systems Inc.	657,664	34,626,010
Nanometrics Inc.[a,b]	406,950	6,844,899
NVE Corp.	81,721	5,632,211
OmniVision Technologies Inc.[a]	954,955	25,182,163
PDF Solutions Inc.[a,b]	521,790	9,350,477
Pericom Semiconductor Corp.	381,663	5,904,327
Photronics Inc.[a,b]	1,135,182	9,649,047
PMC-Sierra Inc.[a]	2,952,381	27,398,096
Power Integrations Inc.	518,054	26,980,252
Qorvo Inc.[a]	2,437,966	194,305,890
QuickLogic Corp.[a,b]	934,947	1,804,448
Rambus Inc.[a,b]	1,936,685	24,353,814
Rubicon Technology Inc.[a,b]	443,998	1,749,352
Rudolph Technologies Inc.[a]	566,948	6,247,767
Semtech Corp.[a,b]	1,145,041	30,509,617
Silicon Laboratories Inc.[a,b]	740,162	37,578,025
Synaptics Inc.[a,b]	613,359	49,869,154
Tessera Technologies Inc.	910,716	36,683,640
Ultra Clean Holdings Inc.[a]	505,369	3,613,388
Ultratech Inc.[a,b]	481,507	8,349,331
Veeco Instruments Inc.[a,b]	681,980	20,834,489
Vitesse Semiconductor Corp.[a]	950,630	5,047,845
Xcerra Corp.[a]	909,838	8,088,460

		1,226,279,126
SOFTWARE — 4.53%
A10 Networks Inc.[a,b]	230,852	999,589
ACI Worldwide Inc.[a,b]	1,937,722	41,971,059
Advent Software Inc.	876,627	38,668,017
American Software Inc./GA Class A	422,709	4,320,086
Aspen Technology Inc.[a,b]	1,567,519	60,333,806
AVG Technologies NVa,b	594,103	12,862,330
Barracuda Networks Inc.[a]	135,641	5,218,109
Blackbaud Inc.	786,285	37,254,183
Bottomline Technologies de Inc.[a,b]	672,766	18,413,606
BroadSoft Inc.[a,b]	489,188	16,368,231
Callidus Software Inc.[a,b]	910,541	11,545,660
CommVault Systems Inc.[a]	803,819	35,126,890
Comverse Inc.[a,b]	382,183	7,529,005
Covisint Corp.[a]	661,611	1,343,070
Cyan Inc.[a,b]	467,837	1,866,670

44

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

Digimarc Corp.	123,495	$2,710,715
Ebix Inc.[b]	480,135	14,586,501
Ellie Mae Inc.[a,b]	479,139	26,501,178
EnerNOC Inc.[a,b]	461,244	5,258,182
Epiq Systems Inc.	529,396	9,492,070
ePlus Inc.[a,b]	89,081	7,743,811
Fair Isaac Corp.	547,455	48,570,208
FleetMatics Group PLC[a]	635,876	28,519,039
Gigamon Inc.[a]	413,088	8,773,989
Globant SAa,b	115,232	2,426,786
Glu Mobile Inc.[a,b]	1,544,031	7,735,595
Guidance Software Inc.[a,b]	302,340	1,635,659
Guidewire Software Inc.[a,b]	1,156,781	60,858,248
HubSpot Inc.[a,b]	99,428	3,967,177
Imperva Inc.[a,b]	437,160	18,666,732
Infoblox Inc.[a,b]	963,494	22,998,602
Interactive Intelligence Group Inc.[a,b]	286,920	11,815,366
Jive Software Inc.[a,b]	731,654	3,753,385
Kofax Ltd.[a]	1,265,503	13,857,258
Manhattan Associates Inc.[a,b]	1,290,203	65,297,174
Mavenir Systems Inc.[a,b]	201,628	3,576,881
Mentor Graphics Corp.	1,649,422	39,635,611
MicroStrategy Inc. Class Aa	154,633	26,162,357
MobileIron Inc.[a,b]	210,034	1,944,915
Model N Inc.[a]	332,143	3,972,430
Monotype Imaging Holdings Inc.	673,633	21,987,381
NetScout Systems Inc.[a,b]	620,605	27,213,529
Park City Group Inc.[a,b]	162,268	2,236,053
Paycom Software Inc.[a,b]	113,249	3,630,763
Pegasystems Inc.	607,394	13,210,820
Progress Software Corp.[a,b]	874,486	23,759,785
Proofpoint Inc.[a,b]	663,087	39,268,012
PROS Holdings Inc.[a,b]	402,632	9,949,037
QAD Inc. Class A	119,906	2,901,725
Qlik Technologies Inc.[a,b]	1,526,428	47,517,704
Qualys Inc.[a,b]	343,622	15,971,551
Rally Software Development Corp.[a,b]	426,312	6,688,835
RealPage Inc.[a,b]	883,594	17,795,583
Rosetta Stone Inc.[a,b]	367,665	2,797,931
Rubicon Project Inc. (The)[a]	134,795	2,415,526
Sapiens International Corp. NVa,b	425,641	3,490,256
SeaChange International Inc.[a,b]	570,484	4,478,299
Silver Spring Networks Inc.[a,b]	597,175	5,338,745
SS&C Technologies Holdings Inc.	1,159,535	72,239,031
Synchronoss Technologies Inc.[a,b]	601,204	28,533,142
Take-Two Interactive Software Inc.[a]	1,421,866	36,193,599
Tangoe Inc.[a,b]	663,335	9,154,023
TeleCommunication Systems Inc. Class Aa	817,222	3,129,960
Telenav Inc.[a,b]	470,870	3,729,290
TiVo Inc.[a,b]	1,628,789	17,281,451
TubeMogul Inc.[a,b]	60,305	833,415
Tyler Technologies Inc.[a,b]	561,927	67,729,061
Ultimate Software Group Inc. (The)[a,b]	482,534	82,009,066
Varonis Systems Inc.[a,b]	93,890	2,409,217
VASCO Data Security International Inc.[a,b]	503,354	10,842,245
Verint Systems Inc.[a,b]	1,018,228	63,058,860
VirnetX Holding Corp.[a,b]	737,571	4,491,807
Vringo Inc.[a,b]	1,286,671	836,851
Workiva Inc.[a]	122,435	1,763,064
Yodlee Inc.[a,b]	119,803	1,612,548
Zendesk Inc.[a,b]	215,111	4,880,869
Zix Corp.[a,b]	1,020,036	4,008,742

		1,399,667,956

Security	Shares	Value

SPECIALTY RETAIL — 3.29%
Aeropostale Inc.[a,b]	1,362,855	$4,729,107
America’s Car-Mart Inc./TXa,b	132,837	7,206,407
American Eagle Outfitters Inc.	3,310,089	56,536,320
ANN INC.[a,b]	797,765	32,732,298
Asbury Automotive Group Inc.[a,b]	469,106	38,982,709
Barnes & Noble Inc.[a,b]	700,743	16,642,646
bebe stores inc.	535,382	1,943,437
Big 5 Sporting Goods Corp.	318,079	4,220,908
Boot Barn Holdings Inc.[a]	98,331	2,352,078
Brown Shoe Co. Inc.	743,376	24,382,733
Buckle Inc. (The)[b]	480,665	24,557,175
Build-A-Bear Workshop Inc.[a,b]	211,640	4,158,726
Cato Corp. (The) Class A	466,809	18,485,636
Children’s Place Inc. (The)	375,606	24,110,149
Christopher & Banks Corp.[a]	621,280	3,454,317
Citi Trends Inc.[a]	265,107	7,157,889
Conn’s Inc.[a,b]	473,686	14,343,212
Container Store Group Inc. (The)[a,b]	295,130	5,622,226
Destination Maternity Corp.	232,316	3,498,679
Destination XL Group Inc.[a,b]	591,605	2,922,529
Express Inc.[a]	1,436,151	23,739,576
Finish Line Inc. (The) Class A	822,252	20,161,619
Five Below Inc.[a,b]	924,541	32,885,923
Francesca’s Holdings Corp.[a,b]	722,102	12,853,416
Genesco Inc.[a,b]	408,421	29,091,828
Group 1 Automotive Inc.	412,434	35,605,427
Guess? Inc.	1,046,947	19,462,745
Haverty Furniture Companies Inc.	344,926	8,581,759
hhgregg Inc.[a,b]	209,706	1,285,498
Hibbett Sports Inc.[a,b]	440,824	21,626,825
Kirkland’s Inc.[a,b]	250,287	5,944,316
Lithia Motors Inc. Class A	388,805	38,651,105
Lumber Liquidators Holdings Inc.[a,b]	468,442	14,418,645
MarineMax Inc.[a,b]	422,157	11,191,382
Mattress Firm Holding Corp.[a,b]	254,931	17,753,395
Men’s Wearhouse Inc. (The)	816,784	42,636,125
Monro Muffler Brake Inc.[b]	536,778	34,917,409
New York & Co. Inc.[a,b]	499,072	1,247,680
Office Depot Inc.[a]	9,101,841	83,736,937
Outerwall Inc.[b]	321,847	21,280,524
Pacific Sunwear of California Inc.[a,b]	864,378	2,385,683
Pep Boys-Manny Moe & Jack (The)[a]	906,300	8,718,606
Pier 1 Imports Inc.	1,609,300	22,498,014
Rent-A-Center Inc./TX	899,913	24,693,613
Restoration Hardware Holdings Inc.[a,b]	530,860	52,656,003
Sears Hometown and Outlet Stores Inc.[a,b]	202,638	1,564,365
Select Comfort Corp.[a,b]	924,732	31,875,512
Shoe Carnival Inc.	257,820	7,590,221
Sonic Automotive Inc. Class A	680,067	16,933,668
Sportsman’s Warehouse Holdings Inc.[a,b]	175,823	1,404,826
Stage Stores Inc.	542,227	12,427,843
Stein Mart Inc.	474,103	5,902,582
Systemax Inc.[a]	195,130	2,384,489
Tile Shop Holdings Inc.[a,b]	478,938	5,799,939
Tilly’s Inc. Class Aa,b	183,205	2,867,158
Vitamin Shoppe Inc.[a,b]	523,936	21,580,924
West Marine Inc.[a,b]	300,315	2,783,920
Winmark Corp.	39,949	3,498,334
Zumiez Inc.[a,b]	354,353	14,262,708

		1,016,939,723

45

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.43%
Cray Inc.[a,b]	692,390	$19,442,311
Dot Hill Systems Corp.[a]	1,028,326	5,450,128
Eastman Kodak Co.[a,b]	300,789	5,711,983
Electronics For Imaging Inc.[a]	793,598	33,132,717
Immersion Corp.[a]	492,927	4,525,070
Intevac Inc.[a,b]	411,031	2,523,730
Nimble Storage Inc.[a,b]	159,405	3,556,326
QLogic Corp.[a,b]	1,485,842	21,901,311
Quantum Corp.[a,b]	3,747,302	5,995,683
Silicon Graphics International Corp.[a,b]	594,820	5,168,986
Super Micro Computer Inc.[a,b]	587,659	19,516,155
Violin Memory Inc.[a,b]	1,369,336	5,162,397

		132,086,797
TEXTILES, APPAREL & LUXURY GOODS — 1.09%
Columbia Sportswear Co.	468,038	28,503,514
Crocs Inc.[a,b]	1,328,315	15,687,400
Culp Inc.	150,949	4,037,886
G-III Apparel Group Ltd.[a,b]	326,901	36,825,398
Iconix Brand Group Inc.[a,b]	819,905	27,606,201
Movado Group Inc.	313,277	8,934,660
Oxford Industries Inc.	247,570	18,679,156
Perry Ellis International Inc.[a]	207,994	4,817,141
Quiksilver Inc.[a,b]	2,334,952	4,319,661
Sequential Brands Group Inc.[a,b]	292,552	3,130,306
Skechers U.S.A. Inc. Class Aa,b	665,716	47,871,638
Steven Madden Ltd.[a]	992,675	37,721,650
Tumi Holdings Inc.[a,b]	863,664	21,125,221
Unifi Inc.[a]	250,328	9,034,338
Vera Bradley Inc.[a,b]	376,872	6,116,633
Vince Holding Corp.[a,b]	193,640	3,592,022
Wolverine World Wide Inc.	1,726,824	57,762,263

		335,765,088
THRIFTS & MORTGAGE FINANCE — 1.70%
Anchor BanCorp Wisconsin Inc.[a]	113,477	3,941,056
Astoria Financial Corp.	1,476,640	19,122,488
Bank Mutual Corp.	789,544	5,779,462
BankFinancial Corp.	314,526	4,132,872
BBX Capital Corp.[a]	132,187	2,458,678
Beneficial Bancorp Inc.[a,b]	552,089	6,233,085
BofI Holding Inc.[a,b]	256,527	23,867,272
Brookline Bancorp Inc.	1,205,845	12,118,742
Capitol Federal Financial Inc.	2,437,904	30,473,800
Charter Financial Corp./MD	290,010	3,335,115
Clifton Bancorp Inc.	452,151	6,379,851
Dime Community Bancshares Inc.	563,787	9,076,971
Essent Group Ltd.[a,b]	758,135	18,127,008
EverBank Financial Corp.	1,552,787	27,996,750
Federal Agricultural Mortgage Corp. Class C	177,656	5,008,123
First Defiance Financial Corp.	163,884	5,378,673
First Financial Northwest Inc.	235,237	2,905,177
Flagstar Bancorp Inc.[a,b]	346,046	5,021,127
Fox Chase Bancorp Inc.	208,148	3,503,131
Home Loan Servicing Solutions Ltd.[b]	1,211,027	20,030,387
HomeStreet Inc.[a]	379,979	6,961,215
Kearny Financial Corp.[a,b]	236,785	3,215,540
Ladder Capital Corp.[a]	262,208	4,853,470
LendingTree Inc.[a,b]	109,401	6,127,550

Security	Shares	Value

Meridian Bancorp Inc.[a]	347,650	$4,578,550
Meta Financial Group Inc.	106,774	4,242,131
MGIC Investment Corp.[a]	5,763,712	55,504,546
NMI Holdings Inc. Class Aa,b	871,751	6,529,415
Northfield Bancorp Inc.	814,024	12,063,836
Northwest Bancshares Inc.	1,613,779	19,123,281
OceanFirst Financial Corp.	227,098	3,921,982
Oritani Financial Corp.	782,632	11,387,296
PennyMac Financial Services Inc. Class Aa,b	224,219	3,804,996
Provident Financial Services Inc.	1,028,020	19,172,573
Radian Group Inc.[b]	3,252,059	54,602,071
Stonegate Mortgage Corp.[a,b]	247,388	2,676,738
Territorial Bancorp Inc.	147,922	3,514,627
TrustCo Bank Corp. NYb	1,620,258	11,147,375
United Community Financial Corp./OH	866,421	4,730,659
United Financial Bancorp Inc.	839,137	10,430,473
Walker & Dunlop Inc.[a,b]	295,912	5,246,520
Washington Federal Inc.	1,726,029	37,636,062
Waterstone Financial Inc.	585,839	7,522,173
WSFS Financial Corp.	151,778	11,478,970

		525,361,817
TOBACCO — 0.16%
22nd Century Group Inc.[a,b]	770,084	662,272
Alliance One International Inc.[a]	1,485,669	1,634,236
Universal Corp./VA	395,552	18,654,232
Vector Group Ltd.[b]	1,285,246	28,236,855

		49,187,595
TRADING COMPANIES & DISTRIBUTORS — 0.82%
Aircastle Ltd.[b]	1,100,272	24,712,109
Applied Industrial Technologies Inc.	711,736	32,270,110
Beacon Roofing Supply Inc.[a,b]	839,703	26,282,704
CAI International Inc.[a]	281,547	6,917,610
DXP Enterprises Inc.[a]	222,463	9,808,394
General Finance Corp.[a,b]	188,053	1,517,588
H&E Equipment Services Inc.	533,886	13,341,811
Houston Wire & Cable Co.	306,001	2,977,390
Kaman Corp.	466,992	19,814,471
Neff Corp.[a,b]	178,025	1,876,383
Rush Enterprises Inc. Class Aa,b	586,609	16,049,622
Stock Building Supply Holdings Inc.[a,b]	250,297	4,520,364
TAL International Group Inc.[a]	578,735	23,571,876
Textainer Group Holdings Ltd.[b]	369,410	11,078,606
Titan Machinery Inc.[a,b]	298,769	3,988,566
Watsco Inc.	439,860	55,290,402

		254,018,006
TRANSPORTATION INFRASTRUCTURE — 0.04%
Wesco Aircraft Holdings Inc.[a,b]	896,942	13,741,151

		13,741,151
WATER UTILITIES — 0.24%
American States Water Co.	660,928	26,364,418
Artesian Resources Corp. Class A	134,760	2,882,516
California Water Service Group	814,534	19,964,228
Connecticut Water Service Inc.	184,403	6,699,361
Middlesex Water Co.	273,676	6,228,866
SJW Corp.	266,691	8,243,419
York Water Co. (The)	219,272	5,323,924

		75,706,732

46

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Boingo Wireless Inc.[a,b]	401,300	$3,025,802
Leap Wireless International Inc.	952,518	2,400,345
NTELOS Holdings Corp.[b]	291,616	1,399,757
RingCentral Inc. Class Aa,b	477,942	7,326,851
Shenandoah Telecommunications Co.	411,747	12,830,037
Spok Holdings Inc.	369,853	7,090,082

		34,072,874

TOTAL COMMON STOCKS
(Cost: $34,492,728,257)		30,872,274,802

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	287,302	3

		3

TOTAL WARRANTS
(Cost: $0)		3

SHORT-TERM INVESTMENTS — 14.91%

MONEY MARKET FUNDS — 14.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	4,326,375,433	4,326,375,433
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	249,936,500	249,936,500
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	34,219,293	34,219,293

		4,610,531,226

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,610,531,226)		4,610,531,226

TOTAL INVESTMENTS IN SECURITIES — 114.77%
(Cost: $39,103,259,483)		35,482,806,031
Other Assets, Less Liabilities — (14.77)%		(4,566,200,564)

NET ASSETS — 100.00%		$30,916,605,467

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	322	Jun. 2015	ICE Markets Equity	$40,214,580	$1,245,290

See notes to financial statements.

47

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.17%
Aerovironment Inc.[a,b]	83,660	$2,217,827
American Science & Engineering Inc.	7,061	345,000
Astronics Corp.[a]	147,714	10,886,522
Cubic Corp.	10,164	526,190
Curtiss-Wright Corp.	97,952	7,242,571
Ducommun Inc.[a]	31,685	820,642
GenCorp. Inc.[a,b]	470,372	10,907,927
HEICO Corp.	522,538	31,911,396
Moog Inc. Class Aa	23,925	1,795,571
SIFCO Industries Inc.	3,857	84,044
Sparton Corp.[a,b]	79,346	1,943,977
TASER International Inc.[a,b]	425,250	10,252,777
Teledyne Technologies Inc.[a,b]	63,110	6,735,730

		85,670,174
AIR FREIGHT & LOGISTICS — 0.51%
Echo Global Logistics Inc.[a,b]	184,512	5,029,797
Forward Air Corp.	244,997	13,303,337
Hub Group Inc. Class Aa	289,013	11,355,321
Park-Ohio Holdings Corp.	69,321	3,651,137
XPO Logistics Inc.[a,b]	81,486	3,705,169

		37,044,761
AIRLINES — 0.48%
Allegiant Travel Co.	108,487	20,860,965
Hawaiian Holdings Inc.[a,b]	355,142	7,822,003
JetBlue Airways Corp.[a,b]	276,923	5,330,768
Virgin America Inc.[a,b]	27,773	844,299

		34,858,035
AUTO COMPONENTS — 1.56%
American Axle & Manufacturing Holdings Inc.[a,b]	531,252	13,722,239
Cooper Tire & Rubber Co.	42,344	1,814,017
Cooper-Standard Holding Inc.[a,b]	5,888	348,570
Dana Holding Corp.	662,462	14,017,696
Dorman Products Inc.[a,b]	212,631	10,578,392
Drew Industries Inc.	185,569	11,419,916
Fox Factory Holding Corp.[a,b]	89,581	1,374,172
Gentherm Inc.[a,b]	277,437	14,013,343
Metaldyne Performance Group Inc.[a]	52,506	946,158
Modine Manufacturing Co.[a]	110,877	1,493,513
Motorcar Parts of America Inc.[a,b]	139,897	3,887,738
Remy International Inc.	17,286	383,922
Shiloh Industries Inc.[a]	59,309	832,698
Standard Motor Products Inc.	93,495	3,951,099
Stoneridge Inc.[a,b]	171,043	1,931,075
Strattec Security Corp.	21,620	1,596,421
Tenneco Inc.[a,b]	478,471	27,473,805
Tower International Inc.[a]	163,781	4,356,575

		114,141,349

Security	Shares	Value

AUTOMOBILES — 0.06%
Winnebago Industries Inc.	215,860	$4,589,184

		4,589,184
BANKS — 0.97%
Bank of the Ozarks Inc.	625,797	23,110,683
Cardinal Financial Corp.	12,374	247,233
CommunityOne Bancorp[a]	5,702	56,108
Eagle Bancorp Inc.[a]	169,338	6,502,579
First Financial Bankshares Inc.	277,726	7,676,347
Home BancShares Inc./AR	343,535	11,642,401
Independent Bank Group Inc.	31,191	1,213,642
Investors Bancorp Inc.	337,018	3,949,851
LegacyTexas Financial Group Inc.	35,274	801,778
ServisFirst Bancshares Inc.	2,550	84,124
Square 1 Financial Inc.[a]	18,164	486,250
Texas Capital Bancshares Inc.[a,b]	126,503	6,154,371
Western Alliance Bancorp[a]	317,419	9,408,299

		71,333,666
BEVERAGES — 0.33%
Boston Beer Co. Inc. (The)[a,b]	65,470	17,506,678
Coca-Cola Bottling Co. Consolidated	33,903	3,833,073
Craft Brew Alliance Inc.[a,b]	72,549	989,568
National Beverage Corp.[a]	88,558	2,161,701

		24,491,020
BIOTECHNOLOGY — 11.36%
ACADIA Pharmaceuticals Inc.[a,b]	570,395	18,589,173
Acceleron Pharma Inc.[a]	130,576	4,969,723
Achillion Pharmaceuticals Inc.[a,b]	188,058	1,854,252
Acorda Therapeutics Inc.[a,b]	326,655	10,871,078
Actinium Pharmaceuticals Inc.[a,b]	197,264	487,242
Adamas Pharmaceuticals Inc.[a]	20,420	357,146
Aegerion Pharmaceuticals Inc.[a,b]	231,370	6,054,953
Agenus Inc.[a,b]	396,041	2,031,690
Agios Pharmaceuticals Inc.[a,b]	115,012	10,845,632
Akebia Therapeutics Inc.[a,b]	62,743	697,075
Alder Biopharmaceuticals Inc.[a]	81,091	2,340,286
AMAG Pharmaceuticals Inc.[a]	106,310	5,810,905
Anacor Pharmaceuticals Inc.[a,b]	94,265	5,453,230
Applied Genetic Technologies Corp./DEa,b	46,209	923,718
Ardelyx Inc.[a]	35,434	463,831
Arena Pharmaceuticals Inc.[a,b]	1,894,439	8,278,698
ARIAD Pharmaceuticals Inc.[a,b]	1,294,490	10,666,598
Array BioPharma Inc.[a,b]	887,452	6,540,521
Arrowhead Research Corp.[a,b]	433,983	2,935,895
Atara Biotherapeutics Inc.[a,b]	47,899	1,991,161
Auspex Pharmaceuticals Inc.[a,b]	82,107	8,232,869
Avalanche Biotechnologies Inc.[a,b]	54,266	2,198,858
Bellicum Pharmaceuticals Inc.[a]	58,145	1,347,220
BioCryst Pharmaceuticals Inc.[a,b]	441,320	3,985,120
BioSpecifics Technologies Corp.[a]	29,427	1,152,067
BioTime Inc.[a,b]	404,043	2,008,094
Bluebird Bio Inc.[a,b]	194,079	23,438,921
Calithera Biosciences Inc.[a,b]	53,911	885,219
Cara Therapeutics Inc.[a,b]	47,182	474,179
Celldex Therapeutics Inc.[a,b]	696,774	19,419,091
Cellular Dynamics International Inc.[a]	68,999	1,133,654

48

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

Cepheid[a,b]	547,928	$31,177,103
Chimerix Inc.[a,b]	237,297	8,943,724
Clovis Oncology Inc.[a,b]	193,840	14,388,743
Coherus Biosciences Inc.[a,b]	48,439	1,481,265
CTI BioPharma Corp.[a,b]	1,191,730	2,157,031
Cytori Therapeutics Inc.[a,b]	426,232	502,954
CytRx Corp.[a,b]	119,971	404,302
Dicerna Pharmaceuticals Inc.[a,b]	29,586	710,952
Dyax Corp.[a]	1,067,687	17,889,096
Eleven Biotherapeutics Inc.[a]	35,406	315,822
Emergent BioSolutions Inc.[a,b]	31,581	908,270
Enanta Pharmaceuticals Inc.[a,b]	82,474	2,525,354
Epizyme Inc.[a,b]	122,785	2,305,902
Esperion Therapeutics Inc.[a]	52,569	4,867,889
Exact Sciences Corp.[a,b]	695,832	15,322,221
Exelixis Inc.[a,b]	1,541,714	3,962,205
FibroGen Inc.[a]	64,865	2,035,464
Five Prime Therapeutics Inc.[a]	161,702	3,694,891
Flexion Therapeutics Inc.[a]	47,041	1,059,363
Foundation Medicine Inc.[a,b]	108,680	5,228,595
Galectin Therapeutics Inc.[a,b]	136,441	457,077
Galena Biopharma Inc.[a,b]	1,173,652	1,631,376
Genocea Biosciences Inc.[a]	42,721	506,671
Genomic Health Inc.[a,b]	131,606	4,020,563
Halozyme Therapeutics Inc.[a,b]	811,096	11,582,451
Heron Therapeutics Inc.[a,b]	183,196	2,665,502
Hyperion Therapeutics Inc.[a]	85,633	3,930,555
Idera Pharmaceuticals Inc.[a,b]	618,941	2,296,271
Immune Design Corp.[a,b]	42,514	897,471
ImmunoGen Inc.[a,b]	676,092	6,051,023
Immunomedics Inc.[a,b]	610,418	2,337,901
Infinity Pharmaceuticals Inc.[a,b]	383,996	5,368,264
Inovio Pharmaceuticals Inc.[a,b]	420,540	3,431,606
Insmed Inc.[a,b]	390,535	8,123,128
Insys Therapeutics Inc.[a,b]	78,450	4,560,298
Intrexon Corp.[a,b]	296,984	13,474,164
Invitae Corp.[a]	50,245	842,106
Ironwood Pharmaceuticals Inc.[a,b]	939,732	15,035,712
Isis Pharmaceuticals Inc.[a,b]	923,672	58,810,196
Karyopharm Therapeutics Inc.[a,b]	118,098	3,614,980
Keryx Biopharmaceuticals Inc.[a,b]	793,974	10,107,289
Kindred Biosciences Inc.[a,b]	79,412	567,002
Kite Pharma Inc.[a,b]	64,628	3,727,743
KYTHERA Biopharmaceuticals Inc.[a,b]	154,904	7,768,436
Lexicon Pharmaceuticals Inc.[a,b]	1,743,281	1,646,180
Ligand Pharmaceuticals Inc.[a,b]	154,187	11,889,360
Loxo Oncology Inc.[a,b]	24,111	300,182
MacroGenics Inc.[a,b]	157,871	4,952,413
MannKind Corp.[a,b]	1,788,473	9,300,060
Merrimack Pharmaceuticals Inc.[a,b]	730,351	8,676,570
MiMedx Group Inc.[a,b]	733,701	7,630,490
Mirati Therapeutics Inc.[a,b]	67,720	1,985,550
Momenta Pharmaceuticals Inc.[a,b]	399,704	6,075,501
NanoViricides Inc.[a,b]	331,685	746,291
Navidea Biopharmaceuticals Inc.[a,b]	942,031	1,497,829
NeoStem Inc.[a,b]	100,567	255,440
Neuralstem Inc.[a,b]	541,187	1,028,255
Neurocrine Biosciences Inc.[a]	663,737	26,356,996
NewLink Genetics Corp.[a,b]	156,059	8,537,988
Northwest Biotherapeutics Inc.[a,b]	343,027	2,528,109
Novavax Inc.[a,b]	1,869,945	15,464,445
Ohr Pharmaceutical Inc.[a,b]	167,858	426,359
OncoMed Pharmaceuticals Inc.[a,b]	99,177	2,556,783

Security	Shares	Value

Oncothyreon Inc.[a]	743,331	$1,211,630
Ophthotech Corp.[a,b]	109,850	5,111,320
OPKO Health Inc.[a,b]	1,548,930	21,948,338
Orexigen Therapeutics Inc.[a,b]	960,680	7,522,124
Organovo Holdings Inc.[a,b]	495,766	1,755,012
Osiris Therapeutics Inc.[a,b]	138,446	2,433,881
Otonomy Inc.[a,b]	54,753	1,936,066
PDL BioPharma Inc.	1,264,805	8,897,903
Peregrine Pharmaceuticals Inc.[a,b]	1,375,486	1,856,906
Portola Pharmaceuticals Inc.[a,b]	361,098	13,707,280
Progenics Pharmaceuticals Inc.[a,b]	135,128	808,065
Prothena Corp. PLC[a]	54,727	2,087,288
PTC Therapeutics Inc.[a,b]	167,696	10,204,302
Puma Biotechnology Inc.[a,b]	193,236	45,624,952
Radius Health Inc.[a]	63,413	2,610,079
Raptor Pharmaceutical Corp.[a,b]	543,001	5,902,421
Receptos Inc.[a,b]	172,436	28,432,972
Regado Biosciences Inc.[a,b]	117,017	142,761
Regulus Therapeutics Inc.[a,b]	123,190	2,086,839
Repligen Corp.[a,b]	252,737	7,673,095
Retrophin Inc.[a,b]	215,570	5,165,057
Sage Therapeutics Inc.[a,b]	40,226	2,020,552
Sangamo BioSciences Inc.[a,b]	536,686	8,415,236
Sarepta Therapeutics Inc.[a,b]	319,455	4,242,362
Spark Therapeutics Inc.[a]	55,381	4,292,027
Spectrum Pharmaceuticals Inc.[a,b]	128,547	780,280
Stemline Therapeutics Inc.[a,b]	116,016	1,678,752
Sunesis Pharmaceuticals Inc.[a,b]	437,054	1,070,782
Synageva BioPharma Corp.[a,b]	182,422	17,791,618
Synergy Pharmaceuticals Inc.[a,b]	737,868	3,408,950
Synta Pharmaceuticals Corp.[a,b]	528,046	1,024,409
T2 Biosystems Inc.[a,b]	41,318	641,255
TESARO Inc.[a,b]	167,642	9,622,651
TG Therapeutics Inc.[a,b]	228,104	3,531,050
Threshold Pharmaceuticals Inc.[a,b]	438,633	1,780,850
Tokai Pharmaceuticals Inc.[a,b]	39,851	450,316
Ultragenyx Pharmaceutical Inc.[a,b]	60,909	3,781,840
Vanda Pharmaceuticals Inc.[a,b]	266,440	2,477,892
Verastem Inc.[a,b]	27,846	283,194
Versartis Inc.[a,b]	65,315	1,199,837
Vitae Pharmaceuticals Inc.[a,b]	44,646	522,805
Vital Therapies Inc.[a,b]	46,144	1,154,061
Xencor Inc.[a]	146,980	2,251,734
XOMA Corp.[a,b]	596,225	2,170,259
Zafgen Inc.[a]	55,895	2,214,001
ZIOPHARM Oncology Inc.[a,b]	716,658	7,718,407

		831,625,242
BUILDING PRODUCTS — 0.95%
AAON Inc.	331,299	8,126,764
Advanced Drainage Systems Inc.	78,333	2,345,290
American Woodmark Corp.[a]	97,445	5,333,165
Apogee Enterprises Inc.	135,789	5,866,085
Builders FirstSource Inc.[a,b]	361,867	2,413,653
Continental Building Products Inc.[a]	94,022	2,123,957
Griffon Corp.	69,173	1,205,685
Insteel Industries Inc.	132,899	2,874,605
Masonite International Corp.[a]	31,019	2,086,338
NCI Building Systems Inc.[a,b]	220,877	3,816,755
Norcraft Companies Inc.[a]	60,043	1,535,300
Nortek Inc.[a,b]	71,219	6,285,077
Patrick Industries Inc.[a]	64,707	4,029,305

49

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

PGT Inc.[a]	375,949	$4,201,230
Ply Gem Holdings Inc.[a,b]	143,749	1,868,737
Quanex Building Products Corp.	19,311	381,199
Simpson Manufacturing Co. Inc.	23,001	859,547
Trex Co. Inc.[a,b]	264,217	14,407,753

		69,760,445
CAPITAL MARKETS — 1.42%
BGC Partners Inc. Class A	379,507	3,586,341
CIFC Corp.	2,549	19,500
Cohen & Steers Inc.	152,217	6,233,286
Diamond Hill Investment Group Inc.	21,959	3,513,440
Evercore Partners Inc. Class A	259,650	13,413,519
Fifth Street Asset Management Inc.[b]	26,433	297,900
Financial Engines Inc.[b]	404,516	16,920,904
GAMCO Investors Inc. Class A	50,330	3,951,408
Greenhill & Co. Inc.	222,875	8,836,994
HFF Inc. Class A	257,287	9,658,554
INTL FCStone Inc.[a]	27,580	819,953
Ladenburg Thalmann Financial Services Inc.[a,b]	778,962	3,006,793
Medley Management Inc.	26,433	290,499
Moelis & Co. Class A	6,997	210,750
OM Asset Management PLC	111,494	2,078,248
Pzena Investment Management Inc. Class A	85,910	787,795
RCS Capital Corp. Class Ab	78,554	835,815
Silvercrest Asset Management Group Inc.	42,577	606,722
Virtus Investment Partners Inc.	55,824	7,300,104
Westwood Holdings Group Inc.	57,825	3,486,848
WisdomTree Investments Inc.[b]	846,180	18,159,023

		104,014,396
CHEMICALS — 1.86%
A Schulman Inc.	53,741	2,590,316
Balchem Corp.	239,228	13,248,447
Calgon Carbon Corp.	417,811	8,803,278
Chase Corp.	46,177	2,019,320
Chemtura Corp.[a,b]	571,727	15,602,430
Ferro Corp.[a,b]	567,220	7,118,611
Flotek Industries Inc.[a,b]	422,660	6,230,008
FutureFuel Corp.	29,304	300,952
Hawkins Inc.	12,540	476,395
HB Fuller Co.	393,720	16,878,776
Innophos Holdings Inc.	100,393	5,658,149
Innospec Inc.	40,309	1,869,935
Koppers Holdings Inc.	162,561	3,199,200
Kronos Worldwide Inc.	19,351	244,790
Marrone Bio Innovations Inc.[a,b]	106,309	411,416
Minerals Technologies Inc.	75,738	5,536,448
OMNOVA Solutions Inc.[a]	370,232	3,158,079
PolyOne Corp.	700,264	26,154,860
Quaker Chemical Corp.	72,387	6,199,223
Rentech Inc.[a]	1,386,448	1,552,822
Senomyx Inc.[a,b]	344,164	1,517,763
Sensient Technologies Corp.	23,143	1,594,090
Stepan Co.	70,191	2,924,157
Trecora Resources[a,b]	135,948	1,658,566
Trinseo SAa,b	20,200	399,960
Zep Inc.	52,455	893,309

		136,241,300

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 1.92%
ARC Document Solutions Inc.[a]	328,603	$3,033,006
Casella Waste Systems Inc. Class Aa	264,894	1,456,917
Cenveo Inc.[a,b]	156,580	335,081
Deluxe Corp.	202,421	14,023,727
Healthcare Services Group Inc.	552,426	17,749,447
Heritage-Crystal Clean Inc.[a]	72,314	846,074
Herman Miller Inc.	465,929	12,934,189
HNI Corp.	327,189	18,051,017
InnerWorkings Inc.[a,b]	15,641	105,108
Interface Inc.	521,895	10,844,978
Knoll Inc.	379,643	8,895,036
Mobile Mini Inc.	30,137	1,285,042
MSA Safety Inc.	231,915	11,567,920
Multi-Color Corp.	46,080	3,194,726
Performant Financial Corp.[a]	221,233	752,192
Quest Resource Holding Corp.[a,b]	96,497	121,586
SP Plus Corp.[a]	112,700	2,462,495
Steelcase Inc. Class A	649,083	12,293,632
Team Inc.[a,b]	160,651	6,262,176
Tetra Tech Inc.	30,688	737,126
U.S. Ecology Inc.[b]	170,234	8,506,593
West Corp.	160,640	5,418,387

		140,876,455
COMMUNICATIONS EQUIPMENT — 2.26%
ADTRAN Inc.	217,233	4,055,740
Aerohive Networks Inc.[a,b]	32,834	146,440
Alliance Fiber Optic Products Inc.	101,045	1,760,204
Applied Optoelectronics Inc.[a,b]	115,766	1,606,832
Aruba Networks Inc.[a,b]	839,307	20,554,628
CalAmp Corp.[a,b]	282,646	4,576,039
Ciena Corp.[a,b]	825,360	15,937,702
Clearfield Inc.[a,b]	90,195	1,336,690
Extreme Networks Inc.[a]	536,016	1,693,810
Finisar Corp.[a,b]	763,150	16,285,621
Harmonic Inc.[a]	98,382	729,011
Infinera Corp.[a,b]	816,761	16,065,689
InterDigital Inc./PA	292,254	14,828,968
Ixia[a]	51,233	621,456
KVH Industries Inc.[a]	95,027	1,436,808
Numerex Corp. Class Aa,b	91,107	1,038,620
ParkerVision Inc.[a,b]	732,067	607,616
Plantronics Inc.	295,096	15,625,333
Polycom Inc.[a]	495,847	6,644,350
Procera Networks Inc.[a,b]	21,947	206,082
Ruckus Wireless Inc.[a,b]	510,941	6,575,811
ShoreTel Inc.[a]	495,614	3,380,087
Sonus Networks Inc.[a]	389,022	3,065,493
TESSCO Technologies Inc.	2,824	69,640
Ubiquiti Networks Inc.[b]	233,761	6,907,637
ViaSat Inc.[a,b]	325,242	19,387,676

		165,143,983
CONSTRUCTION & ENGINEERING — 0.44%
Aegion Corp.[a,b]	26,752	482,873
Argan Inc.	39,586	1,431,826
Comfort Systems USA Inc.	58,778	1,236,689
Dycom Industries Inc.[a]	238,326	11,639,842
Furmanite Corp.[a]	295,464	2,331,211

50

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

Great Lakes Dredge & Dock Corp.[a]	41,384	$248,718
MasTec Inc.[a]	514,146	9,923,018
Primoris Services Corp.	300,189	5,160,249
Sterling Construction Co. Inc.[a,b]	13,266	59,962

		32,514,388
CONSTRUCTION MATERIALS — 0.21%
Headwaters Inc.[a]	576,911	10,580,548
U.S. Concrete Inc.[a,b]	111,098	3,764,000
United States Lime & Minerals Inc.	13,774	888,423

		15,232,971
CONSUMER FINANCE — 0.71%
Credit Acceptance Corp.[a,b]	50,570	9,861,150
Encore Capital Group Inc.[a,b]	138,115	5,744,203
First Cash Financial Services Inc.[a,b]	227,202	10,569,437
PRA Group Inc.[a,b]	393,499	21,374,866
World Acceptance Corp.[a,b]	62,531	4,559,760

		52,109,416
CONTAINERS & PACKAGING — 0.78%
AEP Industries Inc.[a,b]	28,612	1,574,804
Berry Plastics Group Inc.[a]	399,705	14,465,324
Graphic Packaging Holding Co.	2,568,942	37,352,417
Myers Industries Inc.	208,059	3,647,274

		57,039,819
DISTRIBUTORS — 0.36%
Core-Mark Holding Co. Inc.	19,238	1,237,388
Pool Corp.	354,588	24,736,059

		25,973,447
DIVERSIFIED CONSUMER SERVICES — 1.06%
2U Inc.[a,b]	31,212	798,403
American Public Education Inc.[a]	129,298	3,876,354
Bright Horizons Family Solutions Inc.[a,b]	226,726	11,624,242
Capella Education Co.	86,323	5,600,636
Carriage Services Inc.	19,962	476,493
Collectors Universe Inc.	52,675	1,188,348
Grand Canyon Education Inc.[a]	366,514	15,870,056
ITT Educational Services Inc.[a,b]	13,929	94,578
K12 Inc.[a]	113,496	1,784,157
Liberty Tax Inc.[a,b]	30,658	853,212
LifeLock Inc.[a,b]	634,097	8,947,109
Sotheby’s	478,989	20,242,075
Strayer Education Inc.[a,b]	85,801	4,582,632
Weight Watchers International Inc.[a,b]	200,763	1,403,333

		77,341,628
DIVERSIFIED FINANCIAL SERVICES — 0.34%
MarketAxess Holdings Inc.	296,462	24,576,700
On Deck Capital Inc.[a]	16,437	349,944

		24,926,644
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.60%
8x8 Inc.[a,b]	225,378	1,893,175

Security	Shares	Value

Cincinnati Bell Inc.[a]	396,326	$1,399,031
Cogent Communications Holdings Inc.	365,645	12,918,238
Consolidated Communications Holdings Inc.	280,343	5,718,997
Fairpoint Communications Inc.[a,b]	128,579	2,262,990
General Communication Inc. Class Aa	284,026	4,476,250
IDT Corp. Class B	120,782	2,143,881
inContact Inc.[a,b]	433,194	4,721,815
Inteliquent Inc.	255,583	4,022,876
Intelsat SAa,b	57,449	689,388
Lumos Networks Corp.	125,214	1,910,766
magicJack VocalTec Ltd.[a,b]	130,999	896,033
Premiere Global Services Inc.[a]	61,413	587,108

		43,640,548
ELECTRIC UTILITIES — 0.00%
Spark Energy Inc. Class A	1,188	17,523

		17,523
ELECTRICAL EQUIPMENT — 1.30%
AZZ Inc.	200,616	9,346,699
Capstone Turbine Corp.[a,b]	2,597,951	1,688,668
Encore Wire Corp.	125,088	4,738,333
EnerSys	83,420	5,358,901
Enphase Energy Inc.[a,b]	143,831	1,897,131
Franklin Electric Co. Inc.	346,978	13,233,741
FuelCell Energy Inc.[a,b]	1,862,810	2,328,513
Generac Holdings Inc.[a,b]	540,956	26,339,148
Polypore International Inc.[a]	354,348	20,871,097
Power Solutions International Inc.[a,b]	35,194	2,262,622
Preformed Line Products Co.	1,992	83,923
Revolution Lighting Technologies Inc.[a,b]	252,733	280,534
TCP International Holdings Ltd.[a]	32,808	60,367
Thermon Group Holdings Inc.[a]	251,107	6,044,145
Vicor Corp.[a]	19,391	294,743

		94,828,565
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.80%
Anixter International Inc.[a]	95,488	7,269,501
Badger Meter Inc.	113,188	6,784,489
Belden Inc.	342,636	32,057,024
Cognex Corp.[a]	682,385	33,839,472
Coherent Inc.[a]	14,727	956,666
Control4 Corp.[a,b]	91,518	1,096,386
CUI Global Inc.[a]	102,226	599,044
Daktronics Inc.	213,872	2,311,956
DTS Inc./CAa	38,043	1,296,125
Electro Rent Corp.	8,910	101,039
FARO Technologies Inc.[a,b]	117,997	7,331,154
FEI Co.	332,119	25,353,964
InvenSense Inc.[a,b]	561,341	8,537,997
Littelfuse Inc.	151,881	15,095,453
Maxwell Technologies Inc.[a,b]	235,491	1,898,057
Mesa Laboratories Inc.	22,015	1,589,483
Methode Electronics Inc.	297,838	14,010,299
MTS Systems Corp.	119,097	9,009,688
Newport Corp.[a]	280,861	5,353,211
OSI Systems Inc.[a]	35,383	2,627,542
Plexus Corp.[a,b]	92,741	3,781,051
RealD Inc.[a,b]	318,352	4,071,722
Rogers Corp.[a,b]	39,974	3,286,263

51

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

Speed Commerce Inc.[a,b]	294,077	$187,827
SYNNEX Corp.	24,910	1,924,297
Universal Display Corp.[a,b]	318,593	14,894,223
Viasystems Group Inc.[a]	2,095	36,642

		205,300,575
ENERGY EQUIPMENT & SERVICES — 0.57%
Aspen Aerogels Inc.[a]	25,868	188,319
Basic Energy Services Inc.[a,b]	256,796	1,779,596
C&J Energy Services Ltd.[a]	313,015	3,483,857
CARBO Ceramics Inc.[b]	154,890	4,725,694
FMSA Holdings Inc.[a,b]	66,911	484,436
Forum Energy Technologies Inc.[a]	175,462	3,439,055
Geospace Technologies Corp.[a,b]	10,289	169,871
Glori Energy Inc.[a,b]	92,354	196,714
Gulf Island Fabrication Inc.	40,628	603,732
Independence Contract Drilling Inc.[a,b]	27,230	189,793
ION Geophysical Corp.[a,b]	158,552	344,058
Matrix Service Co.[a]	209,190	3,673,377
Nordic American Offshore Ltd.[a,b]	66,396	608,187
North Atlantic Drilling Ltd.[b]	134,884	156,466
PHI Inc.[a,b]	5,885	177,021
Pioneer Energy Services Corp.[a]	350,779	1,901,222
Profire Energy Inc.[a]	117,956	159,241
RigNet Inc.[a,b]	95,509	2,730,602
Tesco Corp.	23,368	265,694
U.S. Silica Holdings Inc.[b]	422,195	15,034,364
Willbros Group Inc.[a]	320,484	1,060,802

		41,372,101
FOOD & STAPLES RETAILING — 1.39%
Andersons Inc. (The)	205,087	8,484,449
Casey’s General Stores Inc.	302,480	27,253,448
Chefs’ Warehouse Inc. (The)[a,b]	116,089	2,603,876
Diplomat Pharmacy Inc.[a,b]	65,328	2,259,042
Fairway Group Holdings Corp.[a,b]	154,242	1,044,218
Fresh Market Inc. (The)[a,b]	336,280	13,666,419
Liberator Medical Holdings Inc.	238,607	835,125
Natural Grocers by Vitamin Cottage Inc.[a,b]	71,516	1,974,557
PriceSmart Inc.	146,925	12,485,687
Smart & Final Stores Inc.[a,b]	55,591	978,402
United Natural Foods Inc.[a,b]	389,982	30,044,213

		101,629,436
FOOD PRODUCTS — 1.37%
Alico Inc.	1,586	81,298
B&G Foods Inc.	399,604	11,760,346
Boulder Brands Inc.[a,b]	444,248	4,233,683
Cal-Maine Foods Inc.[b]	243,381	9,506,462
Calavo Growers Inc.	113,275	5,824,600
Darling Ingredients Inc.[a]	257,308	3,604,885
Diamond Foods Inc.[a]	171,815	5,596,015
Farmer Bros. Co.[a,b]	59,354	1,469,012
Freshpet Inc.[a,b]	51,237	995,535
Inventure Foods Inc.[a]	121,619	1,360,917
J&J Snack Foods Corp.	116,929	12,476,324
Lancaster Colony Corp.	91,241	8,683,406
Lifeway Foods Inc.[a]	35,736	764,393
Limoneira Co.	87,971	1,917,768
Sanderson Farms Inc.[b]	155,203	12,361,919

Security	Shares	Value

Seaboard Corp.[a,b]	153	$632,196
Tootsie Roll Industries Inc.[b]	138,839	4,709,404
TreeHouse Foods Inc.[a,b]	171,360	14,569,027

		100,547,190
HEALTH CARE EQUIPMENT & SUPPLIES — 5.40%
Abaxis Inc.	176,326	11,304,260
ABIOMED Inc.[a]	313,841	22,464,739
Accuray Inc.[a,b]	601,717	5,595,968
Anika Therapeutics Inc.[a,b]	114,305	4,705,937
Antares Pharma Inc.[a,b]	930,775	2,522,400
AtriCure Inc.[a,b]	159,103	3,260,020
Atrion Corp.	12,010	4,149,575
Cantel Medical Corp.	265,507	12,611,582
Cardiovascular Systems Inc.[a,b]	217,218	8,480,191
Cerus Corp.[a,b]	747,451	3,116,871
Cyberonics Inc.[a,b]	210,770	13,683,188
Cynosure Inc. Class Aa,b	61,163	1,875,869
DexCom Inc.[a,b]	588,680	36,698,311
Endologix Inc.[a,b]	504,777	8,616,543
Entellus Medical Inc.[a]	24,455	535,564
GenMark Diagnostics Inc.[a,b]	325,971	4,231,104
Globus Medical Inc. Class Aa,b	516,342	13,032,472
Haemonetics Corp.[a,b]	36,153	1,623,993
HeartWare International Inc.[a,b]	133,428	11,710,976
Inogen Inc.[a]	41,580	1,330,144
Insulet Corp.[a]	435,788	14,533,530
Integra LifeSciences Holdings Corp.[a,b]	80,444	4,959,373
K2M Group Holdings Inc.[a,b]	70,969	1,564,866
LDR Holding Corp.[a,b]	131,348	4,812,591
Masimo Corp.[a,b]	352,186	11,615,094
Meridian Bioscience Inc.[b]	327,136	6,241,755
Natus Medical Inc.[a]	253,234	9,995,146
Neogen Corp.[a,b]	288,381	13,476,044
Nevro Corp.[a]	52,494	2,516,037
NuVasive Inc.[a]	306,027	14,074,182
NxStage Medical Inc.[a,b]	484,318	8,378,701
Ocular Therapeutix Inc.[a,b]	41,755	1,753,084
OraSure Technologies Inc.[a]	27,438	179,445
Oxford Immunotec Global PLC[a,b]	131,454	1,850,872
Quidel Corp.[a,b]	224,853	6,066,534
Rockwell Medical Inc.[a,b]	44,618	487,675
Roka Bioscience Inc.[a,b]	33,481	107,139
Second Sight Medical Products Inc.[a,b]	18,211	233,465
Sientra Inc.[a,b]	26,009	499,113
Spectranetics Corp. (The)[a,b]	326,256	11,340,659
STAAR Surgical Co.[a,b]	306,926	2,280,460
STERIS Corp.	464,320	32,627,766
SurModics Inc.[a]	17,220	448,237
Tandem Diabetes Care Inc.[a]	85,050	1,073,331
Thoratec Corp.[a,b]	422,207	17,686,251
TransEnterix Inc.[a,b]	19,704	57,733
TriVascular Technologies Inc.[a,b]	56,248	590,042
Unilife Corp.[a,b]	813,637	3,262,684
Utah Medical Products Inc.[b]	28,963	1,733,725
Vascular Solutions Inc.[a,b]	135,518	4,108,906
Veracyte Inc.[a]	49,189	358,096
West Pharmaceutical Services Inc.	555,330	33,436,419
Wright Medical Group Inc.[a,b]	185,107	4,775,761
Zeltiq Aesthetics Inc.[a,b]	229,677	7,080,942

		395,755,365

52

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.86%
AAC Holdings Inc.[a,b]	24,882	$60,892
Acadia Healthcare Co. Inc.[a,b]	336,137	24,067,409
Aceto Corp.	36,067	793,474
Addus HomeCare Corp.[a]	4,537	104,442
Adeptus Health Inc. Class Aa,b	24,509	1,230,842
Air Methods Corp.[a,b]	307,888	14,344,502
Alliance HealthCare Services Inc.[a,b]	10,821	240,010
AmSurg Corp.[a,b]	70,605	4,343,620
Bio-Reference Laboratories Inc.[a,b]	180,440	6,358,706
BioTelemetry Inc.[a]	126,895	1,123,021
Capital Senior Living Corp.[a]	229,314	5,948,405
Chemed Corp.	137,904	16,465,738
Civitas Solutions Inc.[a]	63,467	1,328,999
CorVel Corp.[a]	87,876	3,023,813
Ensign Group Inc. (The)	165,281	7,745,068
ExamWorks Group Inc.[a,b]	273,452	11,381,072
Genesis Healthcare Inc.[a]	89,829	639,582
HealthEquity Inc.[a,b]	30,652	765,993
HealthSouth Corp.	526,258	23,344,805
Healthways Inc.[a,b]	129,069	2,542,659
IPC Healthcare Inc.[a,b]	78,130	3,643,983
Kindred Healthcare Inc.	63,246	1,504,622
Landauer Inc.	75,775	2,662,733
Molina Healthcare Inc.[a,b]	237,258	15,965,091
National Research Corp. Class A	65,863	948,427
Providence Service Corp. (The)[a,b]	90,975	4,832,592
RadNet Inc.[a]	246,515	2,070,726
Select Medical Holdings Corp.	580,612	8,610,476
Surgical Care Affiliates Inc.[a]	93,054	3,194,544
Team Health Holdings Inc.[a]	551,922	32,292,956
U.S. Physical Therapy Inc.	95,866	4,553,635
WellCare Health Plans Inc.[a,b]	25,897	2,368,540

		209,201,377
HEALTH CARE TECHNOLOGY — 0.97%
Castlight Health Inc.[a,b]	87,017	675,252
Computer Programs & Systems Inc.	87,515	4,748,564
Connecture Inc.[a]	37,153	384,534
HealthStream Inc.[a]	166,334	4,191,617
HMS Holdings Corp.[a,b]	689,107	10,646,703
Imprivata Inc.[a]	29,973	419,622
MedAssets Inc.[a]	453,053	8,526,457
Medidata Solutions Inc.[a,b]	425,236	20,853,573
Merge Healthcare Inc.[a]	558,577	2,496,839
Omnicell Inc.[a]	287,250	10,082,475
Quality Systems Inc.	391,661	6,258,743
Vocera Communications Inc.[a]	177,192	1,757,745

		71,042,124
HOTELS, RESTAURANTS & LEISURE — 4.50%
BJ’s Restaurants Inc.[a,b]	41,138	2,075,412
Bloomin’ Brands Inc.	607,025	14,768,918
Boyd Gaming Corp.[a,b]	488,834	6,941,443
Bravo Brio Restaurant Group Inc.[a]	108,195	1,589,385
Buffalo Wild Wings Inc.[a,b]	148,544	26,922,115
Caesars Entertainment Corp.[a,b]	57,614	606,675
Cheesecake Factory Inc. (The)	392,640	19,368,931
Churchill Downs Inc.	68,692	7,897,519
Chuy’s Holdings Inc.[a,b]	131,038	2,952,286

Security	Shares	Value

ClubCorp Holdings Inc.	174,188	$3,372,280
Cracker Barrel Old Country Store Inc.	140,549	21,383,125
Dave & Buster’s Entertainment Inc.[a,b]	43,287	1,318,522
Del Frisco’s Restaurant Group Inc.[a]	184,884	3,725,413
Denny’s Corp.[a]	462,821	5,276,159
Diamond Resorts International Inc.[a,b]	279,345	9,338,503
DineEquity Inc.	51,115	5,469,816
El Pollo Loco Holdings Inc.[a,b]	51,184	1,310,822
Famous Dave’s of America Inc.[a,b]	37,815	1,077,727
Fiesta Restaurant Group Inc.[a,b]	210,298	12,828,178
Habit Restaurants Inc. (The)[a,b]	36,926	1,186,802
Ignite Restaurant Group Inc.[a]	58,861	285,476
Interval Leisure Group Inc.	241,294	6,324,316
Jack in the Box Inc.	314,635	30,179,789
Jamba Inc.[a,b]	136,634	2,009,886
Krispy Kreme Doughnuts Inc.[a,b]	510,878	10,212,451
La Quinta Holdings Inc.[a,b]	248,594	5,886,706
Life Time Fitness Inc.[a,b]	18,623	1,321,488
Morgans Hotel Group Co.[a]	66,593	516,096
Nathan’s Famous Inc.[b]	24,950	1,351,042
Noodles & Co.[a,b]	84,877	1,480,255
Papa John’s International Inc.	240,482	14,864,192
Papa Murphy’s Holdings Inc.[a,b]	44,219	802,133
Pinnacle Entertainment Inc.[a]	406,124	14,657,015
Popeyes Louisiana Kitchen Inc.[a,b]	185,541	11,099,063
Potbelly Corp.[a,b]	119,406	1,635,862
Red Robin Gourmet Burgers Inc.[a]	112,677	9,802,899
Ruth’s Hospitality Group Inc.	182,190	2,893,177
Scientific Games Corp. Class Aa,b	259,289	2,714,756
Shake Shack Inc. Class Aa	35,496	1,776,575
Sonic Corp.	300,725	9,532,982
Texas Roadhouse Inc.	547,985	19,963,094
Vail Resorts Inc.	284,056	29,377,072
Zoe’s Kitchen Inc.[a,b]	47,109	1,568,259

		329,664,615
HOUSEHOLD DURABLES — 0.78%
Beazer Homes USA Inc.[a,b]	90,155	1,597,547
Cavco Industries Inc.[a]	69,961	5,251,273
Century Communities Inc.[a,b]	3,862	74,652
Dixie Group Inc. (The)[a,b]	87,594	792,726
Helen of Troy Ltd.[a,b]	85,017	6,928,035
Installed Building Products Inc.[a,b]	69,002	1,501,484
iRobot Corp.[a,b]	232,244	7,578,122
KB Home[b]	487,346	7,612,344
La-Z-Boy Inc.	350,468	9,851,655
LGI Homes Inc.[a]	24,058	400,806
Libbey Inc.	158,176	6,312,804
TRI Pointe Homes Inc.[a,b]	108,707	1,677,349
Turtle Beach Corp.[a,b]	53,128	98,818
Universal Electronics Inc.[a]	124,738	7,040,213
William Lyon Homes Class Aa,b	16,238	419,265

		57,137,093
HOUSEHOLD PRODUCTS — 0.22%
Central Garden and Pet Co. Class Aa	31,753	337,217
HRG Group Inc.[a]	272,970	3,406,665
Oil-Dri Corp. of America	6,865	231,007
Orchids Paper Products Co.	50,135	1,351,640
WD-40 Co.	117,602	10,412,481

		15,739,010

53

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.28%
Abengoa Yield PLC	11,517	$389,044
Ormat Technologies Inc.[b]	173,692	6,603,770
Pattern Energy Group Inc.	346,762	9,820,300
TerraForm Power Inc.[a]	84,989	3,102,948
Vivint Solar Inc.[a,b]	59,247	719,259

		20,635,321
INDUSTRIAL CONGLOMERATES — 0.08%
Raven Industries Inc.	287,833	5,889,063

		5,889,063
INSURANCE — 0.50%
AmTrust Financial Services Inc.[b]	170,063	9,691,040
Atlas Financial Holdings Inc.[a]	85,779	1,515,715
Crawford & Co. Class B	57,186	494,087
eHealth Inc.[a]	140,500	1,317,890
Employers Holdings Inc.	143,569	3,874,927
Federated National Holding Co.	99,107	3,032,674
HCI Group Inc.	46,926	2,152,496
Heritage Insurance Holdings Inc.[a,b]	56,457	1,242,618
Infinity Property & Casualty Corp.	32,933	2,702,153
James River Group Holdings Ltd.	14,937	351,468
Maiden Holdings Ltd.	43,113	639,366
National Interstate Corp.	10,722	301,074
Patriot National Inc.[a]	27,353	347,383
State National Companies Inc.	50,124	498,734
United Insurance Holdings Corp.	119,871	2,697,097
Universal Insurance Holdings Inc.	232,766	5,956,482

		36,815,204
INTERNET & CATALOG RETAIL — 0.62%
Blue Nile Inc.[a,b]	94,956	3,023,399
EVINE Live Inc.[a,b]	114,786	770,214
FTD Companies Inc.[a,b]	16,279	487,393
HSN Inc.	260,806	17,794,793
NutriSystem Inc.	225,691	4,509,306
Orbitz Worldwide Inc.[a,b]	187,674	2,188,279
Overstock.com Inc.[a,b]	91,714	2,221,313
PetMed Express Inc.	160,487	2,651,245
Shutterfly Inc.[a,b]	184,502	8,346,871
Travelport Worldwide Ltd.[b]	107,441	1,794,265
Wayfair Inc. Class Aa,b	44,358	1,424,779

		45,211,857
INTERNET SOFTWARE & SERVICES — 3.73%
Amber Road Inc.[a,b]	61,731	571,012
Angie’s List Inc.[a,b]	348,580	2,046,165
Bankrate Inc.[a,b]	53,344	604,921
Bazaarvoice Inc.[a,b]	168,698	953,144
Benefitfocus Inc.[a,b]	39,796	1,464,095
Borderfree Inc.[a,b]	41,351	248,519
Box Inc. Class Aa	69,988	1,382,263
Brightcove Inc.[a,b]	250,100	1,833,233
Carbonite Inc.[a]	139,258	1,991,389
Care.com Inc.[a,b]	50,424	382,214
ChannelAdvisor Corp.[a,b]	167,136	1,619,548
Cimpress NVa,b	261,645	22,077,605

Security	Shares	Value

comScore Inc.[a]	272,208	$13,937,050
Constant Contact Inc.[a,b]	246,367	9,413,683
Cornerstone OnDemand Inc.[a,b]	417,763	12,069,173
Coupons.com Inc.[a,b]	94,693	1,111,696
Cvent Inc.[a,b]	141,838	3,977,138
Dealertrack Technologies Inc.[a,b]	352,950	13,595,634
Demandware Inc.[a,b]	236,007	14,372,826
Dice Holdings Inc.[a]	100,891	899,948
Endurance International Group Holdings Inc.[a,b]	238,367	4,543,275
Envestnet Inc.[a,b]	267,760	15,015,981
Everyday Health Inc.[a,b]	57,586	740,556
Five9 Inc.[a,b]	84,309	468,758
Global Sources Ltd.[a]	17,276	101,237
Gogo Inc.[a,b]	441,274	8,410,682
GrubHub Inc.[a,b]	70,006	3,177,572
GTT Communications Inc.[a,b]	125,685	2,372,933
Hortonworks Inc.[a]	40,255	959,679
j2 Global Inc.[b]	373,741	24,547,309
LivePerson Inc.[a]	424,406	4,343,795
LogMeIn Inc.[a,b]	190,539	10,668,279
Marchex Inc. Class B	255,669	1,043,130
Marin Software Inc.[a,b]	208,509	1,311,522
Marketo Inc.[a,b]	201,351	5,158,613
New Relic Inc.[a]	32,198	1,117,271
NIC Inc.	514,579	9,092,611
OPOWER Inc.[a,b]	58,979	597,457
Perficient Inc.[a,b]	178,578	3,694,779
Q2 Holdings Inc.[a]	76,906	1,625,793
Reis Inc.[b]	3,764	96,509
RetailMeNot Inc.[a,b]	244,531	4,404,003
Rocket Fuel Inc.[a,b]	149,022	1,371,002
SciQuest Inc.[a,b]	217,730	3,686,169
Shutterstock Inc.[a,b]	119,712	8,220,623
SPS Commerce Inc.[a]	127,309	8,542,434
Stamps.com Inc.[a,b]	102,287	6,882,892
Textura Corp.[a,b]	147,294	4,003,451
Travelzoo Inc.[a,b]	63,061	607,908
TrueCar Inc.[a,b]	62,430	1,114,375
Unwired Planet Inc.[a,b]	736,977	421,403
Web.com Group Inc.[a,b]	406,064	7,694,913
WebMD Health Corp.[a,b]	304,459	13,345,960
Wix.com Ltd.[a,b]	109,825	2,104,247
XO Group Inc.[a]	211,634	3,739,573
Xoom Corp.[a,b]	245,183	3,601,738

		273,379,688
IT SERVICES — 3.36%
Blackhawk Network Holdings Inc.[a,b]	413,580	14,793,757
Cardtronics Inc.[a,b]	349,236	13,131,274
Cass Information Systems Inc.	90,473	5,079,154
CSG Systems International Inc.[b]	111,905	3,400,793
EPAM Systems Inc.[a,b]	279,922	17,156,419
Euronet Worldwide Inc.[a,b]	400,544	23,531,960
EVERTEC Inc.	516,278	11,285,837
ExlService Holdings Inc.[a]	110,040	4,093,488
Forrester Research Inc.	86,657	3,187,245
Hackett Group Inc. (The)	41,931	374,863
Heartland Payment Systems Inc.	281,772	13,201,018
Higher One Holdings Inc.[a]	95,737	231,684
iGATE Corp.[a,b]	289,088	12,332,494
Information Services Group Inc.[b]	247,363	986,978
Lionbridge Technologies Inc.[a]	515,412	2,948,157

54

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

Luxoft Holding Inc.[a,b]	61,714	$3,193,082
MAXIMUS Inc.	531,949	35,512,915
NeuStar Inc. Class Aa,b	141,101	3,473,907
Science Applications International Corp.	312,548	16,049,340
Sykes Enterprises Inc.[a]	29,685	737,672
Syntel Inc.[a,b]	243,891	12,616,482
TeleTech Holdings Inc.	71,367	1,816,290
Unisys Corp.[a,b]	243,558	5,652,981
Virtusa Corp.[a,b]	205,059	8,485,341
WEX Inc.[a,b]	304,503	32,691,442

		245,964,573
LEISURE PRODUCTS — 0.52%
Arctic Cat Inc.	36,396	1,321,903
Brunswick Corp./DE	364,455	18,751,210
Escalade Inc.	15,780	274,256
Malibu Boats Inc. Class Aa,b	67,717	1,581,192
Marine Products Corp.	79,531	681,581
Nautilus Inc.[a]	151,037	2,306,335
Smith & Wesson Holding Corp.[a]	430,626	5,481,869
Sturm Ruger & Co. Inc.[b]	153,350	7,610,760

		38,009,106
LIFE SCIENCES TOOLS & SERVICES — 1.02%
Accelerate Diagnostics Inc.[a,b]	178,540	4,017,150
Affymetrix Inc.[a,b]	145,353	1,825,634
Cambrex Corp.[a]	241,113	9,555,308
Enzo Biochem Inc.[a]	277,909	819,832
Fluidigm Corp.[a,b]	220,214	9,271,009
Furiex Pharmaceuticals Inc.[b]	47,364	473,640
INC Research Holdings Inc.[a,b]	65,836	2,154,812
Luminex Corp.[a,b]	297,768	4,764,288
NanoString Technologies Inc.[a,b]	76,538	779,922
Pacific Biosciences of California Inc.[a,b]	477,435	2,788,220
PAREXEL International Corp.[a,b]	446,945	30,834,736
PRA Health Sciences Inc.[a,b]	134,651	3,883,335
Sequenom Inc.[a,b]	925,948	3,657,495

		74,825,381
MACHINERY — 3.87%
Accuride Corp.[a]	280,179	1,305,634
Albany International Corp. Class A	26,809	1,065,658
Altra Industrial Motion Corp.	213,545	5,902,384
American Railcar Industries Inc.	70,341	3,498,058
ARC Group Worldwide Inc.[a,b]	23,235	124,075
Blount International Inc.[a,b]	392,642	5,057,229
Chart Industries Inc.[a]	239,096	8,386,292
CIRCOR International Inc.	124,977	6,836,242
CLARCOR Inc.	373,680	24,685,301
Columbus McKinnon Corp./NY	19,217	517,706
Commercial Vehicle Group Inc.[a]	201,759	1,299,328
Douglas Dynamics Inc.	156,448	3,573,272
Dynamic Materials Corp.	6,174	78,842
Energy Recovery Inc.[a,b]	92,463	239,479
EnPro Industries Inc.	178,502	11,772,207
ExOne Co. (The)[a,b]	77,518	1,058,121
Global Brass & Copper Holdings Inc.	149,324	2,307,056
Gorman-Rupp Co. (The)	147,406	4,414,810
Graham Corp.	80,710	1,934,619
Greenbrier Companies Inc. (The)[b]	216,597	12,562,626

Security	Shares	Value

Harsco Corp.	634,367	$10,949,174
Hillenbrand Inc.	493,384	15,230,764
Hyster-Yale Materials Handling Inc.	80,997	5,936,270
John Bean Technologies Corp.	229,022	8,180,666
Kadant Inc.	11,972	629,847
Lindsay Corp.[b]	81,188	6,190,585
Lydall Inc.[a,b]	116,770	3,703,944
Manitex International Inc.[a,b]	111,390	1,083,825
Meritor Inc.[a]	406,888	5,130,858
Miller Industries Inc./TN	4,946	121,177
Mueller Industries Inc.	289,908	10,474,376
Mueller Water Products Inc. Class A	1,250,611	12,318,518
NN Inc.	130,849	3,281,693
Omega Flex Inc.	21,887	550,458
Proto Labs Inc.[a,b]	177,695	12,438,650
RBC Bearings Inc.	182,791	13,990,823
Rexnord Corp.[a]	590,654	15,764,555
Standex International Corp.	72,477	5,952,536
Sun Hydraulics Corp.	174,567	7,220,091
Tennant Co.	144,915	9,473,093
TriMas Corp.[a]	314,649	9,688,043
Twin Disc Inc.	45,169	798,136
Wabash National Corp.[a]	544,366	7,675,561
Watts Water Technologies Inc. Class A	14,604	803,658
Woodward Inc.	348,166	17,759,948
Xerium Technologies Inc.[a]	87,560	1,420,223

		283,386,411
MARINE — 0.07%
Matson Inc.	117,053	4,934,954

		4,934,954
MEDIA — 1.00%
Carmike Cinemas Inc.[a,b]	190,715	6,408,024
Cinedigm Corp.[a]	131,555	213,119
Crown Media Holdings Inc. Class Aa	217,038	868,152
Cumulus Media Inc. Class Aa,b	773,350	1,910,174
Entravision Communications Corp. Class A	438,015	2,772,635
Eros International PLC[a]	65,089	1,137,105
Global Eagle Entertainment Inc.[a,b]	241,090	3,208,908
Gray Television Inc.[a]	390,135	5,391,666
Loral Space & Communications Inc.[a]	103,388	7,075,875
Martha Stewart Living Omnimedia Inc. Class Aa	170,271	1,106,762
MDC Partners Inc. Class A	83,075	2,355,176
National CineMedia Inc.	105,939	1,599,679
Nexstar Broadcasting Group Inc. Class A	240,490	13,760,838
Radio One Inc. Class Da	175,037	539,114
ReachLocal Inc.[a,b]	60,910	177,248
Rentrak Corp.[a,b]	71,468	3,970,762
Saga Communications Inc. Class A	5,636	251,027
Sinclair Broadcast Group Inc. Class Ab	539,918	16,958,824
Townsquare Media Inc. Class Aa	40,942	526,105
World Wrestling Entertainment Inc. Class Ab	235,904	3,305,015

		73,536,208
METALS & MINING — 0.59%
Coeur Mining Inc.[a,b]	224,146	1,055,728
Globe Specialty Metals Inc.	501,218	9,483,045
Gold Resource Corp.	297,804	949,995
Handy & Harman Ltd.[a]	4,720	193,803

55

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

Haynes International Inc.	4,959	$221,221
Horsehead Holding Corp.[a,b]	60,024	759,904
Materion Corp.	63,556	2,442,457
Olympic Steel Inc.	13,151	177,012
RTI International Metals Inc.[a]	14,219	510,604
Ryerson Holding Corp.[a,b]	15,470	98,544
Stillwater Mining Co.[a,b]	880,958	11,381,977
SunCoke Energy Inc.	360,669	5,388,395
Walter Energy Inc.[b]	127,204	78,867
Worthington Industries Inc.	405,912	10,801,318

		43,542,870
MULTILINE RETAIL — 0.23%
Burlington Stores Inc.[a]	201,312	11,961,959
Tuesday Morning Corp.[a,b]	278,933	4,490,821

		16,452,780
OIL, GAS & CONSUMABLE FUELS — 2.47%
Abraxas Petroleum Corp.[a]	742,096	2,411,812
Adams Resources & Energy Inc.	955	64,186
Alon USA Energy Inc.	61,216	1,014,349
Approach Resources Inc.[a,b]	130,041	856,970
Bonanza Creek Energy Inc.[a]	310,858	7,665,758
Carrizo Oil & Gas Inc.[a,b]	403,096	20,013,716
Clayton Williams Energy Inc.[a,b]	47,203	2,389,888
Clean Energy Fuels Corp.[a,b]	301,909	1,610,685
Delek U.S. Holdings Inc.	243,973	9,697,927
Diamondback Energy Inc.[a,b]	347,049	26,667,245
Eclipse Resources Corp.[a,b]	110,705	622,162
Evolution Petroleum Corp.	153,589	913,855
EXCO Resources Inc.[b]	456,952	836,222
FX Energy Inc.[a,b]	404,195	505,244
GasLog Ltd.[b]	63,204	1,227,422
Gastar Exploration Inc.[a,b]	528,306	1,384,162
Goodrich Petroleum Corp.[a,b]	352,420	1,251,091
Green Plains Inc.	250,112	7,140,698
Isramco Inc.[a]	6,962	875,820
Jones Energy Inc. Class Aa,b	109,994	987,746
Magnum Hunter Resources Corp.[a,b]	1,568,359	4,187,519
Matador Resources Co.[a,b]	325,639	7,138,007
Miller Energy Resources Inc.[a,b]	15,654	9,785
Pacific Ethanol Inc.[a,b]	14,151	152,689
Panhandle Oil and Gas Inc. Class A	111,503	2,206,644
Parsley Energy Inc. Class Aa,b	418,240	6,683,475
PDC Energy Inc.[a,b]	21,237	1,147,647
PetroQuest Energy Inc.[a,b]	428,189	984,835
REX American Resources Corp.[a,b]	40,131	2,440,366
Rex Energy Corp.[a,b]	388,806	1,446,358
Ring Energy Inc.[a,b]	162,328	1,723,923
Rosetta Resources Inc.[a,b]	73,686	1,254,136
RSP Permian Inc.[a,b]	52,703	1,327,589
Sanchez Energy Corp.[a,b]	243,708	3,170,641
SemGroup Corp. Class A	334,919	27,242,311
Solazyme Inc.[a,b]	596,235	1,705,232
Synergy Resources Corp.[a,b]	640,234	7,586,773
TransAtlantic Petroleum Ltd.[a,b]	88,530	472,750
Triangle Petroleum Corp.[a,b]	296,054	1,489,152
Vertex Energy Inc.[a,b]	102,172	378,036
W&T Offshore Inc.[b]	108,038	552,074
Western Refining Inc.	389,147	19,219,970

		180,656,870

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.84%
Boise Cascade Co.[a,b]	309,213	$11,583,119
Clearwater Paper Corp.[a,b]	150,462	9,825,169
Deltic Timber Corp.	87,738	5,812,642
KapStone Paper and Packaging Corp.	664,783	21,831,474
Neenah Paper Inc.	67,351	4,212,132
PH Glatfelter Co.	128,167	3,528,438
Schweitzer-Mauduit International Inc.	36,904	1,702,012
Wausau Paper Corp.	311,795	2,971,406

		61,466,392
PERSONAL PRODUCTS — 0.14%
Female Health Co. (The)	116,051	328,424
Inter Parfums Inc.	8,803	287,154
Medifast Inc.[a]	93,885	2,813,733
Revlon Inc. Class Aa,b	21,019	865,983
Synutra International Inc.[a,b]	118,503	758,419
USANA Health Sciences Inc.[a,b]	45,007	5,001,178

		10,054,891
PHARMACEUTICALS — 3.35%
AcelRx Pharmaceuticals Inc.[a,b]	198,619	766,669
Achaogen Inc.[a]	52,258	510,038
Aerie Pharmaceuticals Inc.[a,b]	83,394	2,613,568
Akorn Inc.[a,b]	489,975	23,278,712
Alimera Sciences Inc.[a,b]	212,427	1,064,259
Amphastar Pharmaceuticals Inc.[a]	64,458	964,292
Ampio Pharmaceuticals Inc.[a,b]	322,620	2,429,329
ANI Pharmaceuticals Inc.[a,b]	54,623	3,416,669
Aratana Therapeutics Inc.[a,b]	228,766	3,662,544
Bio-Path Holdings Inc.[a,b]	560,821	1,009,478
BioDelivery Sciences International Inc.[a]	328,600	3,450,300
Catalent Inc.[a,b]	345,623	10,766,156
Cempra Inc.[a,b]	236,416	8,111,433
Corcept Therapeutics Inc.[a,b]	408,591	2,288,110
Depomed Inc.[a,b]	456,302	10,225,728
Dermira Inc.[a]	52,675	808,561
Egalet Corp.[a,b]	29,955	387,318
Endocyte Inc.[a,b]	292,549	1,831,357
Flex Pharma Inc.[a]	37,153	728,199
Horizon Pharma PLC[a]	510,755	13,264,307
IGI Laboratories Inc.[a,b]	253,166	2,065,835
Impax Laboratories Inc.[a]	107,517	5,039,322
Intersect ENT Inc.[a,b]	26,520	685,012
Intra-Cellular Therapies Inc.[a]	156,443	3,735,859
Lannett Co. Inc.[a,b]	201,966	13,675,118
Medicines Co. (The)[a,b]	463,531	12,988,139
Nektar Therapeutics[a,b]	563,798	6,201,778
Omeros Corp.[a,b]	277,038	6,103,147
Pacira Pharmaceuticals Inc./DEa,b	280,223	24,897,813
Pain Therapeutics Inc.[a]	288,150	544,603
Pernix Therapeutics Holdings Inc.[a,b]	261,562	2,796,098
Phibro Animal Health Corp.	115,110	4,076,045
POZEN Inc.[a]	216,482	1,671,241
Prestige Brands Holdings Inc.[a,b]	407,388	17,472,871
Relypsa Inc.[a,b]	162,051	5,845,180
Repros Therapeutics Inc.[a,b]	195,925	1,682,996
Revance Therapeutics Inc.[a,b]	41,699	864,420
Sagent Pharmaceuticals Inc.[a,b]	138,591	3,222,241
SciClone Pharmaceuticals Inc.[a,b]	252,382	2,236,104

56

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

Sucampo Pharmaceuticals Inc. Class Aa,b	140,735	$2,189,837
Supernus Pharmaceuticals Inc.[a,b]	231,046	2,793,346
Tetraphase Pharmaceuticals Inc.[a]	240,771	8,821,849
TherapeuticsMD Inc.[a,b]	937,176	5,669,915
Theravance Biopharma Inc.[a,b]	174,971	3,035,747
Theravance Inc.[b]	614,423	9,658,729
VIVUS Inc.[a,b]	722,336	1,776,947
XenoPort Inc.[a]	56,620	403,134
Zogenix Inc.[a,b]	987,047	1,352,254
ZS Pharma Inc.[a,b]	47,741	2,008,941

		245,091,548
PROFESSIONAL SERVICES — 1.63%
Advisory Board Co. (The)[a,b]	330,190	17,592,523
Barrett Business Services Inc.	56,060	2,401,611
Corporate Executive Board Co. (The)	265,686	21,217,684
Exponent Inc.	103,207	9,175,102
Franklin Covey Co.[a]	47,059	906,356
GP Strategies Corp.[a,b]	72,722	2,690,714
Hill International Inc.[a]	182,583	655,473
Huron Consulting Group Inc.[a,b]	19,271	1,274,777
Insperity Inc.	178,339	9,325,346
Kforce Inc.	195,738	4,366,915
Korn/Ferry International	201,324	6,617,520
Mistras Group Inc.[a]	130,255	2,508,711
On Assignment Inc.[a]	405,207	15,547,793
Paylocity Holding Corp.[a]	21,758	623,149
RPX Corp.[a]	47,939	689,842
TriNet Group Inc.[a,b]	38,832	1,368,051
TrueBlue Inc.[a]	325,872	7,934,983
WageWorks Inc.[a]	275,717	14,703,988

		119,600,538
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.77%
Alexander’s Inc.[b]	15,457	7,057,357
American Assets Trust Inc.	46,846	2,027,495
Aviv REIT Inc.	13,644	498,006
CareTrust REIT Inc.	204,219	2,769,210
CoreSite Realty Corp.[b]	165,192	8,041,547
DuPont Fabros Technology Inc.[b]	161,354	5,273,049
Easterly Government Properties Inc.[a]	24,706	396,531
EastGroup Properties Inc.[b]	224,102	13,477,494
Empire State Realty Trust Inc. Class Ab	719,504	13,533,870
InfraREIT Inc.[a]	25,287	722,955
National Health Investors Inc.[b]	294,670	20,924,517
Potlatch Corp.	318,636	12,758,185
PS Business Parks Inc.	77,091	6,401,637
QTS Realty Trust Inc. Class A	112,929	4,111,745
Ryman Hospitality Properties Inc.	174,865	10,651,027
Sabra Health Care REIT Inc.[b]	436,506	14,470,174
Saul Centers Inc.	67,060	3,835,832
Sovran Self Storage Inc.	242,365	22,767,768
Strategic Hotels & Resorts Inc.[a]	1,610,093	20,013,456
Sun Communities Inc.[b]	377,335	25,175,791
UMH Properties Inc.	18,741	188,722
Universal Health Realty Income Trust[b]	83,618	4,703,513
Urstadt Biddle Properties Inc. Class A	135,088	3,115,129

		202,915,010

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
Altisource Asset Management Corp.[a]	9,296	$1,720,968
Altisource Portfolio Solutions SAa,b	105,948	1,363,551
Consolidated-Tomoka Land Co.	8,776	523,576
Forestar Group Inc.[a,b]	23,846	376,051
Kennedy-Wilson Holdings Inc.	45,125	1,179,568
Marcus & Millichap Inc.[a]	63,369	2,375,070
St. Joe Co. (The)[a,b]	332,825	6,177,232
Tejon Ranch Co.[a,b]	6,944	183,669

		13,899,685
ROAD & RAIL — 0.92%
ArcBest Corp.	188,704	7,149,995
Celadon Group Inc.	10,639	289,594
Heartland Express Inc.	426,875	10,142,550
Knight Transportation Inc.	469,707	15,148,051
Marten Transport Ltd.	79,170	1,836,744
PAM Transportation Services Inc.[a]	4,593	263,041
Quality Distribution Inc.[a]	53,709	554,814
Roadrunner Transportation Systems Inc.[a,b]	79,605	2,011,618
Saia Inc.[a]	193,361	8,565,892
Swift Transportation Co.[a,b]	668,440	17,392,809
Universal Truckload Services Inc.	31,103	783,173
Werner Enterprises Inc.	73,595	2,311,619
YRC Worldwide Inc.[a]	43,363	778,799

		67,228,699
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.22%
Advanced Energy Industries Inc.[a,b]	293,278	7,525,513
Ambarella Inc.[a,b]	226,084	17,116,820
Amkor Technology Inc.[a]	353,735	3,125,249
Applied Micro Circuits Corp.[a,b]	609,811	3,110,036
Brooks Automation Inc.	36,114	420,006
Cabot Microelectronics Corp.[a]	159,557	7,973,063
Cascade Microtech Inc.[a]	6,061	82,308
Cavium Inc.[a,b]	415,227	29,406,376
Cirrus Logic Inc.[a]	145,668	4,844,918
Cypress Semiconductor Corp.[a]	2,404,909	33,933,266
Diodes Inc.[a]	197,023	5,626,977
Entegris Inc.[a]	606,350	8,300,931
Entropic Communications Inc.[a,b]	45,135	133,600
Exar Corp.[a,b]	48,185	484,259
Inphi Corp.[a,b]	246,519	4,395,434
Integrated Device Technology Inc.[a]	770,791	15,431,236
Lattice Semiconductor Corp.[a]	922,844	5,850,831
M/A-COM Technology Solutions Holdings Inc.[a,b]	105,065	3,914,722
MaxLinear Inc. Class Aa,b	220,241	1,790,559
Micrel Inc.	350,570	5,286,596
Microsemi Corp.[a]	506,224	17,920,330
Monolithic Power Systems Inc.	303,562	15,982,539
Nanometrics Inc.[a,b]	105,291	1,770,995
NVE Corp.	16,048	1,106,028
PDF Solutions Inc.[a]	239,413	4,290,281
PMC-Sierra Inc.[a]	431,232	4,001,833
Power Integrations Inc.	238,784	12,435,871
Qorvo Inc.[a]	1,125,475	89,700,357
QuickLogic Corp.[a,b]	409,963	791,229
Rambus Inc.[a,b]	894,824	11,252,412
Rubicon Technology Inc.[a,b]	21,401	84,320
Rudolph Technologies Inc.[a,b]	32,516	358,326

57

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

Semtech Corp.[a,b]	528,686	$14,086,838
Silicon Laboratories Inc.[a]	234,833	11,922,471
Synaptics Inc.[a,b]	283,128	23,019,722
Tessera Technologies Inc.	245,347	9,882,577
Ultra Clean Holdings Inc.[a]	78,661	562,426
Ultratech Inc.[a,b]	42,873	743,418
Vitesse Semiconductor Corp.[a]	413,407	2,195,191
Xcerra Corp.[a]	172,786	1,536,068

		382,395,932
SOFTWARE — 7.67%
A10 Networks Inc.[a,b]	87,953	380,836
ACI Worldwide Inc.[a,b]	894,432	19,373,397
Advent Software Inc.	404,564	17,845,318
American Software Inc./GA Class A	190,098	1,942,802
Aspen Technology Inc.[a,b]	723,585	27,850,787
AVG Technologies NVa,b	275,424	5,962,930
Barracuda Networks Inc.[a,b]	62,748	2,413,916
Blackbaud Inc.	362,934	17,195,813
Bottomline Technologies de Inc.[a,b]	259,117	7,092,032
BroadSoft Inc.[a,b]	225,370	7,540,880
Callidus Software Inc.[a,b]	420,507	5,332,029
CommVault Systems Inc.[a]	370,867	16,206,888
Comverse Inc.[a]	177,447	3,495,706
Covisint Corp.[a,b]	28,805	58,474
Cyan Inc.[a,b]	207,958	829,752
Digimarc Corp.	57,097	1,253,279
Ellie Mae Inc.[a,b]	220,646	12,203,930
EnerNOC Inc.[a,b]	55,952	637,853
Epiq Systems Inc.	14,723	263,983
ePlus Inc.[a,b]	2,097	182,292
Fair Isaac Corp.	252,705	22,419,988
FleetMatics Group PLC[a]	293,605	13,168,184
Gigamon Inc.[a]	189,824	4,031,862
Globant SAa	36,489	768,458
Glu Mobile Inc.[a]	649,761	3,255,303
Guidance Software Inc.[a,b]	134,928	729,960
Guidewire Software Inc.[a,b]	533,984	28,092,898
HubSpot Inc.[a,b]	33,175	1,323,682
Imperva Inc.[a,b]	201,890	8,620,703
Infoblox Inc.[a]	384,893	9,187,396
Interactive Intelligence Group Inc.[a,b]	132,015	5,436,378
Jive Software Inc.[a]	341,138	1,750,038
Kofax Ltd.[a,b]	584,502	6,400,297
Manhattan Associates Inc.[a,b]	595,578	30,142,203
Mavenir Systems Inc.[a,b]	90,132	1,598,942
MicroStrategy Inc. Class Aa	71,219	12,049,543
MobileIron Inc.[a]	74,731	692,009
Model N Inc.[a]	109,319	1,307,455
Monotype Imaging Holdings Inc.	309,924	10,115,919
NetScout Systems Inc.[a,b]	286,653	12,569,734
Park City Group Inc.[a,b]	72,299	996,280
Pegasystems Inc.	278,728	6,062,334
Proofpoint Inc.[a,b]	306,227	18,134,763
PROS Holdings Inc.[a,b]	186,522	4,608,959
QAD Inc. Class A	45,754	1,107,247
Qlik Technologies Inc.[a,b]	704,598	21,934,136
Qualys Inc.[a,b]	159,031	7,391,761
Rally Software Development Corp.[a,b]	196,264	3,079,382
RealPage Inc.[a,b]	408,598	8,229,164
Rubicon Project Inc. (The)[a]	59,323	1,063,068
Sapiens International Corp. NVa	30,832	252,822

Security	Shares	Value

Silver Spring Networks Inc.[a,b]	262,849	$2,349,870
SS&C Technologies Holdings Inc.	535,263	33,346,885
Synchronoss Technologies Inc.[a,b]	277,066	13,149,552
Take-Two Interactive Software Inc.[a]	51,709	1,316,253
Tangoe Inc.[a,b]	304,404	4,200,775
TiVo Inc.[a,b]	258,328	2,740,860
TubeMogul Inc.[a,b]	9,885	136,611
Tyler Technologies Inc.[a]	259,395	31,264,879
Ultimate Software Group Inc. (The)[a,b]	222,750	37,857,476
Varonis Systems Inc.[a,b]	39,257	1,007,335
VASCO Data Security International Inc.[a,b]	232,175	5,001,049
Verint Systems Inc.[a]	444,199	27,509,244
VirnetX Holding Corp.[a,b]	339,409	2,067,001
Vringo Inc.[a,b]	466,780	303,594
Workiva Inc.[a]	40,318	580,579
Yodlee Inc.[a,b]	38,458	517,645
Zendesk Inc.[a,b]	90,704	2,058,074
Zix Corp.[a,b]	466,811	1,834,567

		561,826,014
SPECIALTY RETAIL — 3.34%
America’s Car-Mart Inc./TXa,b	10,263	556,768
ANN INC.[a,b]	367,899	15,094,896
Asbury Automotive Group Inc.[a,b]	216,532	17,993,809
Boot Barn Holdings Inc.[a]	19,971	477,706
Brown Shoe Co. Inc.	167,119	5,481,503
Buckle Inc. (The)[b]	221,373	11,309,947
Build-A-Bear Workshop Inc.[a,b]	70,957	1,394,305
Cato Corp. (The) Class A	33,075	1,309,770
Christopher & Banks Corp.[a]	282,470	1,570,533
Conn’s Inc.[a,b]	218,785	6,624,810
Container Store Group Inc. (The)[a,b]	137,596	2,621,204
Destination Maternity Corp.	14,346	216,051
Destination XL Group Inc.[a,b]	46,370	229,068
Express Inc.[a,b]	38,376	634,355
Finish Line Inc. (The) Class A	94,306	2,312,383
Five Below Inc.[a,b]	426,740	15,179,142
Francesca’s Holdings Corp.[a,b]	332,006	5,909,707
Genesco Inc.[a,b]	16,950	1,207,348
Group 1 Automotive Inc.	35,576	3,071,276
hhgregg Inc.[a]	34,566	211,890
Hibbett Sports Inc.[a,b]	203,713	9,994,160
Kirkland’s Inc.[a,b]	68,684	1,631,245
Lithia Motors Inc. Class A	179,465	17,840,616
Lumber Liquidators Holdings Inc.[a,b]	216,886	6,675,751
Mattress Firm Holding Corp.[a,b]	117,912	8,211,392
Men’s Wearhouse Inc. (The)	300,192	15,670,022
Monro Muffler Brake Inc.	247,764	16,117,048
New York & Co. Inc.[a]	101,047	252,617
Outerwall Inc.[b]	148,688	9,831,251
Pacific Sunwear of California Inc.[a]	333,278	919,847
Pier 1 Imports Inc.	742,297	10,377,312
Restoration Hardware Holdings Inc.[a,b]	245,047	24,306,212
Select Comfort Corp.[a]	426,247	14,692,734
Sportsman’s Warehouse Holdings Inc.[a,b]	27,378	218,750
Tile Shop Holdings Inc.[a,b]	219,937	2,663,437
Vitamin Shoppe Inc.[a]	122,448	5,043,633
Winmark Corp.	18,781	1,644,652
Zumiez Inc.[a,b]	129,507	5,212,657

		244,709,807

58

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.62%
Cray Inc.[a,b]	321,254	$9,020,813
Dot Hill Systems Corp.[a]	471,201	2,497,365
Electronics For Imaging Inc.[a]	366,323	15,293,985
Immersion Corp.[a,b]	228,373	2,096,464
Nimble Storage Inc.[a,b]	72,847	1,625,217
Quantum Corp.[a]	727,397	1,163,835
Silicon Graphics International Corp.[a,b]	275,971	2,398,188
Super Micro Computer Inc.[a,b]	271,305	9,010,039
Violin Memory Inc.[a,b]	625,757	2,359,104

		45,465,010
TEXTILES, APPAREL & LUXURY GOODS — 1.62%
Columbia Sportswear Co.	146,021	8,892,679
Crocs Inc.[a,b]	76,986	909,205
Culp Inc.	8,803	235,480
G-III Apparel Group Ltd.[a,b]	150,891	16,997,871
Iconix Brand Group Inc.[a,b]	130,020	4,377,773
Movado Group Inc.	64,671	1,844,417
Oxford Industries Inc.	114,195	8,616,013
Quiksilver Inc.[a,b]	660,386	1,221,714
Sequential Brands Group Inc.[a,b]	106,459	1,139,111
Skechers U.S.A. Inc. Class Aa,b	227,474	16,357,655
Steven Madden Ltd.[a,b]	458,201	17,411,638
Tumi Holdings Inc.[a,b]	397,921	9,733,148
Vera Bradley Inc.[a,b]	173,603	2,817,577
Vince Holding Corp.[a,b]	89,866	1,667,014
Wolverine World Wide Inc.	797,115	26,663,497

		118,884,792
THRIFTS & MORTGAGE FINANCE — 0.54%
BofI Holding Inc.[a,b]	118,316	11,008,120
Essent Group Ltd.[a]	350,814	8,387,963
Kearny Financial Corp.[a,b]	10,608	144,057
LendingTree Inc.[a,b]	22,970	1,286,550
Meridian Bancorp Inc.[a]	161,147	2,122,306
MGIC Investment Corp.[a,b]	1,104,491	10,636,248
Radian Group Inc.[b]	301,656	5,064,804
Stonegate Mortgage Corp.[a,b]	15,860	171,605
United Financial Bancorp Inc.	63,418	788,286

		39,609,939
TOBACCO — 0.12%
22nd Century Group Inc.[a,b]	348,648	299,837
Vector Group Ltd.	371,367	8,158,933

		8,458,770
TRADING COMPANIES & DISTRIBUTORS — 0.91%
Aircastle Ltd.[b]	153,460	3,446,712
Applied Industrial Technologies Inc.	119,804	5,431,913
Beacon Roofing Supply Inc.[a]	84,032	2,630,202
DXP Enterprises Inc.[a]	101,984	4,496,474
General Finance Corp.[a]	83,884	676,944
H&E Equipment Services Inc.	246,777	6,166,957
Kaman Corp.	110,791	4,700,862
Neff Corp.[a,b]	22,549	237,666
Rush Enterprises Inc. Class Aa,b	226,838	6,206,288
Stock Building Supply Holdings Inc.[a,b]	113,078	2,042,189

Security	Shares	Value

TAL International Group Inc.[a]	92,009	$3,747,527
Textainer Group Holdings Ltd.[b]	42,430	1,272,476
Titan Machinery Inc.[a,b]	20,693	276,251
Watsco Inc.	203,042	25,522,379

		66,854,840
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	68,240	1,045,437

		1,045,437
WATER UTILITIES — 0.04%
American States Water Co.	22,123	882,486
SJW Corp.	25,978	802,980
York Water Co. (The)	63,071	1,531,364

		3,216,830
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Leap Wireless International Inc.	88,918	224,073
NTELOS Holdings Corp.	56,416	270,797
RingCentral Inc. Class Aa,b	222,596	3,412,397
Shenandoah Telecommunications Co.	162,928	5,076,836

		8,984,103

TOTAL COMMON STOCKS
(Cost: $6,961,235,132)		7,315,752,368

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	39,666	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS — 21.33%

MONEY MARKET FUNDS — 21.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,471,849,380	1,471,849,380
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	85,029,348	85,029,348

59

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	5,143,819	$5,143,819

		1,562,022,547

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,562,022,547)		1,562,022,547

TOTAL INVESTMENTS IN SECURITIES — 121.23% (Cost: $8,523,257,679)		8,877,774,916
Other Assets, Less Liabilities — (21.23)%		(1,554,495,010)

NET ASSETS — 100.00%		$7,323,279,906

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	60	Jun. 2015	ICE Markets Equity	$7,493,400	$212,453

See notes to financial statements.

60

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.16%
AAR Corp.	278,503	$8,550,042
Aerovironment Inc.[a,b]	60,798	1,611,755
American Science & Engineering Inc.	45,624	2,229,189
Cubic Corp.	136,801	7,082,188
Curtiss-Wright Corp.	250,219	18,501,193
DigitalGlobe Inc.[a,b]	528,668	18,011,719
Ducommun Inc.[a]	46,966	1,216,419
Engility Holdings Inc.	123,848	3,720,394
Erickson Inc.[a,b]	42,486	183,540
Esterline Technologies Corp.[a]	223,134	25,530,992
Keyw Holding Corp. (The)[a,b]	229,652	1,890,036
Kratos Defense & Security Solutions Inc.[a,b]	314,110	1,737,028
LMI Aerospace Inc.[a]	73,386	896,043
Moog Inc. Class Aa	268,697	20,165,710
National Presto Industries Inc.[b]	33,950	2,152,090
SIFCO Industries Inc.	14,230	310,072
Teledyne Technologies Inc.[a]	191,395	20,427,588

		134,215,998
AIR FREIGHT & LOGISTICS — 0.52%
Air Transport Services Group Inc.[a]	367,436	3,387,760
Atlas Air Worldwide Holdings Inc.[a,b]	177,784	7,648,268
UTi Worldwide Inc.[a,b]	642,481	7,902,516
XPO Logistics Inc.[a,b]	296,381	13,476,444

		32,414,988
AIRLINES — 0.67%
JetBlue Airways Corp.[a,b]	1,497,909	28,834,748
Republic Airways Holdings Inc.[a,b]	349,305	4,802,944
SkyWest Inc.	358,803	5,242,112
Virgin America Inc.[a,b]	83,455	2,537,032

		41,416,836
AUTO COMPONENTS — 0.86%
Cooper Tire & Rubber Co.	370,198	15,859,282
Cooper-Standard Holding Inc.[a,b]	91,027	5,388,799
Dana Holding Corp.	596,818	12,628,669
Federal-Mogul Holdings Corp.[a]	199,161	2,650,833
Fuel Systems Solutions Inc.[a]	99,654	1,100,180
Metaldyne Performance Group Inc.[a]	33,421	602,247
Modine Manufacturing Co.[a,b]	238,074	3,206,857
Remy International Inc.	201,733	4,480,490
Shiloh Industries Inc.[a]	3,385	47,525
Spartan Motors Inc.	242,485	1,176,052
Standard Motor Products Inc.	56,040	2,368,250
Stoneridge Inc.[a]	45,610	514,937
Strattec Security Corp.	5,198	383,820
Superior Industries International Inc.	166,046	3,143,251

		53,551,192
BANKS — 14.79%
1st Source Corp.	105,379	3,385,827

Security	Shares	Value

American National Bankshares Inc.	60,651	$1,369,500
Ameris Bancorp	212,565	5,609,590
Ames National Corp.	57,956	1,440,207
Arrow Financial Corp.	76,843	2,086,287
Banc of California Inc.	231,571	2,850,639
BancFirst Corp.	50,154	3,058,391
Banco Latinoamericano de Comercio Exterior SA Class E	209,368	6,865,177
Bancorp Inc. (The)[a,b]	232,391	2,098,491
BancorpSouth Inc.	673,640	15,641,921
Bank of Kentucky Financial Corp. (The)	43,659	2,141,474
Bank of Marin Bancorp	41,580	2,116,422
Bank of the Ozarks Inc.	38,136	1,408,363
Banner Corp.	137,269	6,300,647
BBCN Bancorp Inc.	559,718	8,099,119
Berkshire Hills Bancorp Inc.	177,291	4,910,961
Blue Hills Bancorp Inc.[a]	200,333	2,648,402
BNC Bancorp	140,241	2,538,362
Boston Private Financial Holdings Inc.	563,345	6,844,642
Bridge Bancorp Inc.	81,727	2,111,008
Bridge Capital Holdings[a,b]	67,394	1,759,657
Bryn Mawr Bank Corp.	113,886	3,463,273
C1 Financial Inc.[a]	22,896	429,300
Camden National Corp.	52,135	2,077,058
Capital Bank Financial Corp. Class Aa,b	160,022	4,418,207
Capital City Bank Group Inc.	74,860	1,216,475
Cardinal Financial Corp.	213,109	4,257,918
Cascade Bancorp[a]	218,308	1,047,878
Cathay General Bancorp	558,995	15,903,408
CenterState Banks Inc.	250,480	2,983,217
Central Pacific Financial Corp.	121,039	2,780,266
Century Bancorp Inc./MA Class A	24,513	973,166
Chemical Financial Corp.	228,752	7,173,663
Citizens & Northern Corp.	87,402	1,763,772
City Holding Co.	110,836	5,212,617
CNB Financial Corp./PA	101,709	1,731,087
CoBiz Financial Inc.	246,132	3,032,346
Columbia Banking System Inc.	403,907	11,701,186
Community Bank System Inc.	286,205	10,128,795
Community Trust Bancorp Inc.	109,857	3,642,858
CommunityOne Bancorp[a,b]	76,123	749,050
ConnectOne Bancorp Inc.	157,628	3,067,441
CU Bancorp[a]	70,190	1,596,823
Customers Bancorp Inc.[a,b]	178,583	4,350,282
CVB Financial Corp.	744,297	11,864,094
Eagle Bancorp Inc.[a,b]	53,416	2,051,174
Enterprise Bancorp Inc./MA	52,612	1,118,005
Enterprise Financial Services Corp.	138,804	2,867,691
FCB Financial Holdings Inc. Class Aa,b	57,974	1,586,748
Fidelity Southern Corp.	116,455	1,965,760
Financial Institutions Inc.	97,353	2,232,304
First Bancorp Inc./ME	67,484	1,177,596
First BanCorp/Puerto Rico[a]	731,086	4,532,733
First Bancorp/Troy NC	138,399	2,430,286
First Busey Corp.	497,895	3,330,918
First Business Financial Services Inc.	27,696	1,197,575
First Citizens BancShares Inc./NC Class A	67,558	17,544,137
First Commonwealth Financial Corp.	662,625	5,963,625
First Community Bancshares Inc./VA	115,118	2,018,019
First Connecticut Bancorp Inc./Farmington CT	113,549	1,745,248
First Financial Bancorp	405,910	7,229,257
First Financial Bankshares Inc.	202,448	5,595,663
First Financial Corp./IN	80,674	2,895,390
First Interstate BancSystem Inc.	127,261	3,540,401

61

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

First Merchants Corp.	253,737	$5,972,969
First Midwest Bancorp Inc./IL	529,315	9,194,202
First NBC Bank Holding Co.[a,b]	104,867	3,458,514
First of Long Island Corp. (The)	84,868	2,164,134
FirstMerit Corp.	1,158,802	22,086,766
Flushing Financial Corp.	208,820	4,191,017
FNB Corp./PA	1,217,869	16,002,799
German American Bancorp Inc.	92,824	2,731,810
Glacier Bancorp Inc.	523,052	13,154,758
Great Southern Bancorp Inc.	72,813	2,868,104
Great Western Bancorp Inc.	128,428	2,826,700
Green Bancorp Inc.[a]	32,970	368,605
Guaranty Bancorp	103,654	1,757,972
Hampton Roads Bankshares Inc.[a,b]	240,644	454,817
Hancock Holding Co.	576,431	17,212,230
Hanmi Financial Corp.	224,647	4,751,284
Heartland Financial USA Inc.	110,525	3,606,431
Heritage Commerce Corp.	146,476	1,337,326
Heritage Financial Corp./WA	207,749	3,531,733
Heritage Oaks Bancorp	157,755	1,310,944
Hilltop Holdings Inc.[a]	524,694	10,200,051
Home BancShares Inc./AR	73,428	2,488,475
HomeTrust Bancshares Inc.[a]	146,578	2,340,851
Horizon Bancorp/IN	64,719	1,513,777
Hudson Valley Holding Corp.	103,557	2,646,917
IBERIABANK Corp.	220,610	13,905,048
Independent Bank Corp./MI	134,765	1,729,035
Independent Bank Corp./Rockland MA	179,359	7,868,479
Independent Bank Group Inc.	36,741	1,429,592
International Bancshares Corp.	382,782	9,963,816
Investors Bancorp Inc.	2,213,532	25,942,595
Lakeland Bancorp Inc.	266,383	3,063,405
Lakeland Financial Corp.	116,681	4,734,915
LegacyTexas Financial Group Inc.	264,381	6,009,380
Macatawa Bank Corp.	184,347	986,256
MainSource Financial Group Inc.	143,537	2,819,067
MB Financial Inc.	465,820	14,584,824
Mercantile Bank Corp.	118,238	2,311,553
Merchants Bancshares Inc./VT	36,235	1,056,975
Metro Bancorp Inc.	99,654	2,747,461
MidSouth Bancorp Inc.	58,624	864,704
MidWestOne Financial Group Inc.	49,100	1,415,553
National Bank Holdings Corp. Class A	244,445	4,598,010
National Bankshares Inc.	48,868	1,458,221
National Penn Bancshares Inc.	872,643	9,398,365
NBT Bancorp Inc.	307,416	7,703,845
NewBridge Bancorp	236,037	2,105,450
Northrim BanCorp Inc.	48,032	1,178,705
OFG Bancorp[b]	317,601	5,183,248
Old Line Bancshares Inc.	58,830	929,514
Old National Bancorp/IN	827,601	11,743,658
Opus Bank	35,991	1,111,402
Pacific Continental Corp.	135,138	1,786,524
Pacific Premier Bancorp Inc.[a]	145,489	2,355,467
Palmetto Bancshares Inc.	31,567	599,773
Park National Corp.	90,009	7,701,170
Park Sterling Corp.	313,920	2,228,832
Peapack Gladstone Financial Corp.	106,398	2,298,197
Penns Woods Bancorp Inc.	33,885	1,657,315
Peoples Bancorp Inc./OH	108,699	2,569,644
Peoples Financial Services Corp.	52,991	2,377,706
Pinnacle Financial Partners Inc.	250,349	11,130,517
Preferred Bank/Los Angeles CA	82,460	2,265,176

Security	Shares	Value

PrivateBancorp Inc.	501,811	$17,648,693
Prosperity Bancshares Inc.	489,107	25,668,335
Renasant Corp.	221,665	6,661,033
Republic Bancorp Inc./KY Class A	69,711	1,723,953
Republic First Bancorp Inc.[a,b]	217,181	788,367
S&T Bancorp Inc.	229,548	6,514,572
Sandy Spring Bancorp Inc.	176,016	4,616,900
Seacoast Banking Corp. of Florida[a]	134,733	1,922,640
ServisFirst Bancshares Inc.	10,845	357,777
Sierra Bancorp	85,403	1,426,230
Simmons First National Corp. Class A	160,272	7,287,568
South State Corp.	169,602	11,599,081
Southside Bancshares Inc.	168,537	4,835,327
Southwest Bancorp Inc.	139,086	2,474,340
Square 1 Financial Inc.[a]	33,251	890,129
State Bank Financial Corp.	245,741	5,160,561
Sterling Bancorp/DE	638,062	8,556,411
Stock Yards Bancorp Inc.	103,028	3,547,254
Stonegate Bank	69,874	2,109,496
Suffolk Bancorp	81,366	1,933,256
Sun Bancorp Inc./NJa	59,688	1,128,700
Susquehanna Bancshares Inc.	1,314,674	18,024,181
Talmer Bancorp Inc. Class A	125,854	1,927,454
Texas Capital Bancshares Inc.[a]	208,146	10,126,303
Tompkins Financial Corp.	104,730	5,639,711
Towne Bank/Portsmouth VA	304,061	4,889,301
TriCo Bancshares	157,446	3,799,172
Tristate Capital Holdings Inc.[a,b]	155,029	1,623,154
Triumph Bancorp Inc.[a]	53,850	735,591
Trustmark Corp.	474,148	11,512,313
UMB Financial Corp.	264,674	13,998,608
Umpqua Holdings Corp.	1,167,738	20,061,739
Union Bankshares Corp.	325,609	7,231,776
United Bankshares Inc./WV	484,017	18,189,359
United Community Banks Inc./GA	352,036	6,646,440
Univest Corp. of Pennsylvania	114,156	2,259,147
Valley National Bancorp	1,590,529	15,014,594
Washington Trust Bancorp Inc.	103,184	3,940,597
Webster Financial Corp.	633,006	23,452,872
WesBanco Inc.	229,598	7,480,303
West Bancorp. Inc.	112,366	2,234,960
Westamerica Bancorp.[b]	183,721	7,938,584
Western Alliance Bancorp[a]	247,578	7,338,212
Wilshire Bancorp Inc.	495,774	4,942,867
Wintrust Financial Corp.	326,470	15,566,090
Yadkin Financial Corp.[a,b]	142,903	2,900,931

		918,183,262
BEVERAGES — 0.01%
Coca-Cola Bottling Co. Consolidated	2,763	312,385
Craft Brew Alliance Inc.[a,b]	14,407	196,511

		508,896
BIOTECHNOLOGY — 1.10%
ACADIA Pharmaceuticals Inc.[a,b]	43,686	1,423,727
Achillion Pharmaceuticals Inc.[a,b]	632,162	6,233,117
Adamas Pharmaceuticals Inc.[a]	1,563	27,337
Agenus Inc.[a,b]	91,322	468,482
AMAG Pharmaceuticals Inc.[a,b]	48,111	2,629,747
Anacor Pharmaceuticals Inc.[a,b]	147,421	8,528,305
Ardelyx Inc.[a,b]	4,317	56,510

62

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

Array BioPharma Inc.[a,b]	191,182	$1,409,011
Atara Biotherapeutics Inc.[a]	6,399	266,006
Avalanche Biotechnologies Inc.[a]	5,888	238,582
Bellicum Pharmaceuticals Inc.[a]	7,357	170,462
BioCryst Pharmaceuticals Inc.[a,b]	101,336	915,064
Calithera Biosciences Inc.[a,b]	6,931	113,807
Celldex Therapeutics Inc.[a,b]	64,568	1,799,510
Cellular Dynamics International Inc.[a]	4,558	74,888
ChemoCentryx Inc.[a]	192,050	1,449,978
Coherus Biosciences Inc.[a,b]	5,891	180,147
Cytokinetics Inc.[a]	242,886	1,646,767
Cytori Therapeutics Inc.[a,b]	216,895	255,936
CytRx Corp.[a,b]	280,384	944,894
Dynavax Technologies Corp.[a,b]	202,824	4,549,342
Emergent BioSolutions Inc.[a,b]	178,911	5,145,480
FibroGen Inc.[a]	8,070	253,237
Geron Corp.[a,b]	1,099,431	4,144,855
Hyperion Therapeutics Inc.[a]	19,490	894,591
Idera Pharmaceuticals Inc.[a,b]	57,466	213,199
Immune Design Corp.[a,b]	5,295	111,777
Immunomedics Inc.[a,b]	51,338	196,625
Inovio Pharmaceuticals Inc.[a,b]	46,878	382,525
Invitae Corp.[a]	6,353	106,476
Kite Pharma Inc.[a,b]	8,410	485,089
Lexicon Pharmaceuticals Inc.[a,b]	161,866	152,850
Loxo Oncology Inc.[a]	3,168	39,442
Merrimack Pharmaceuticals Inc.[a,b]	38,597	458,532
Navidea Biopharmaceuticals Inc.[a,b]	231,752	368,486
NeoStem Inc.[a,b]	90,708	230,398
Osiris Therapeutics Inc.[a,b]	11,849	208,305
Otonomy Inc.[a,b]	6,297	222,662
OvaScience Inc.[a,b]	119,910	4,164,474
Peregrine Pharmaceuticals Inc.[a,b]	86,724	117,077
Progenics Pharmaceuticals Inc.[a,b]	374,066	2,236,915
Prothena Corp. PLC[a]	138,604	5,286,357
PTC Therapeutics Inc.[a]	21,911	1,333,284
Radius Health Inc.[a,b]	6,484	266,881
Rigel Pharmaceuticals Inc.[a]	615,169	2,196,153
Sage Therapeutics Inc.[a,b]	5,010	251,652
Spark Therapeutics Inc.[a]	7,006	542,965
Spectrum Pharmaceuticals Inc.[a,b]	351,150	2,131,481
T2 Biosystems Inc.[a,b]	7,681	119,209
Threshold Pharmaceuticals Inc.[a,b]	20,533	83,364
Tokai Pharmaceuticals Inc.[a,b]	5,126	57,924
Verastem Inc.[a,b]	174,200	1,771,614
Vitae Pharmaceuticals Inc.[a,b]	4,858	56,887
XOMA Corp.[a,b]	123,395	449,158
Zafgen Inc.[a]	7,808	309,275

		68,370,818
BUILDING PRODUCTS — 0.76%
Advanced Drainage Systems Inc.	37,995	1,137,570
Apogee Enterprises Inc.	83,523	3,608,194
Gibraltar Industries Inc.[a]	216,698	3,556,014
Griffon Corp.	220,994	3,851,926
Insteel Industries Inc.	10,164	219,847
Masonite International Corp.[a]	179,428	12,068,327
Ply Gem Holdings Inc.[a,b]	23,078	300,014
Quanex Building Products Corp.	227,802	4,496,812
Simpson Manufacturing Co. Inc.	271,493	10,145,693
Universal Forest Products Inc.	140,945	7,819,629

		47,204,026

Security	Shares	Value

CAPITAL MARKETS — 1.57%
Arlington Asset Investment Corp. Class Ab	150,250	$3,615,015
Ashford Inc.[a]	5,614	666,719
BGC Partners Inc. Class A	890,295	8,413,288
Calamos Asset Management Inc. Class A	120,004	1,614,054
CIFC Corp.	40,107	306,818
Cowen Group Inc. Class Aa,b	808,154	4,202,401
FBR & Co.[a]	52,887	1,222,219
Fifth Street Asset Management Inc.	17,905	201,789
FXCM Inc. Class Ab	329,029	700,832
GFI Group Inc.[b]	71,802	425,786
INTL FCStone Inc.[a,b]	83,429	2,480,344
Investment Technology Group Inc.[a]	239,869	7,270,429
Janus Capital Group Inc.	1,047,576	18,007,831
KCG Holdings Inc. Class Aa,b	315,823	3,871,990
Manning & Napier Inc.	95,961	1,248,453
Medley Management Inc.	17,905	196,776
Moelis & Co. Class A	45,248	1,362,870
OM Asset Management PLC	72,312	1,347,896
Oppenheimer Holdings Inc. Class A	71,518	1,677,812
Piper Jaffray Companies[a]	113,632	5,961,135
Safeguard Scientifics Inc.[a,b]	144,929	2,620,316
Stifel Financial Corp.[a,b]	459,255	25,603,466
Walter Investment Management Corp.[a,b]	266,221	4,299,469

		97,317,708
CHEMICALS — 2.34%
A Schulman Inc.	157,291	7,581,426
American Vanguard Corp.	201,853	2,143,679
Axiall Corp.	489,692	22,986,143
Chase Corp.	5,028	219,874
FutureFuel Corp.	125,771	1,291,668
Hawkins Inc.	62,882	2,388,887
Innophos Holdings Inc.	64,623	3,642,152
Innospec Inc.	136,095	6,313,447
Intrepid Potash Inc.[a,b]	392,833	4,537,221
KMG Chemicals Inc.	67,453	1,803,019
Kraton Performance Polymers Inc.[a,b]	230,275	4,653,858
Kronos Worldwide Inc.	129,101	1,633,128
LSB Industries Inc.[a,b]	135,783	5,611,911
Minerals Technologies Inc.	174,851	12,781,608
Olin Corp.	554,216	17,757,081
OM Group Inc.	212,153	6,370,955
Quaker Chemical Corp.	28,456	2,436,972
Sensient Technologies Corp.	326,594	22,495,795
Stepan Co.	73,046	3,043,096
Trecora Resources[a]	13,911	169,714
Tredegar Corp.	174,521	3,509,617
Trinseo SAa,b	62,243	1,232,411
Tronox Ltd. Class A	432,550	8,793,742
Zep Inc.	117,357	1,998,590

		145,395,994
COMMERCIAL SERVICES & SUPPLIES — 2.44%
ABM Industries Inc.	392,838	12,515,819
ACCO Brands Corp.[a,b]	797,329	6,625,804
Brady Corp. Class A	337,287	9,541,849
Brink’s Co. (The)	340,559	9,409,645
Casella Waste Systems Inc. Class Aa	30,257	166,413
CECO Environmental Corp.	147,709	1,567,192

63

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

Cenveo Inc.[a,b]	243,956	$522,066
Civeo Corp.	644,630	1,637,360
Deluxe Corp.	170,736	11,828,590
Ennis Inc.	183,700	2,593,844
G&K Services Inc. Class A	140,403	10,183,430
Heritage-Crystal Clean Inc.[a]	9,211	107,769
HNI Corp.	24,367	1,344,327
InnerWorkings Inc.[a,b]	231,657	1,556,735
Kimball International Inc. Class B	241,058	2,526,288
Matthews International Corp. Class A	209,939	10,813,958
McGrath RentCorp	182,162	5,994,951
Mobile Mini Inc.	302,210	12,886,234
Multi-Color Corp.	46,122	3,197,638
NL Industries Inc.[a]	48,025	372,194
Performant Financial Corp.[a]	11,270	38,318
Quad/Graphics Inc.	194,122	4,460,924
SP Plus Corp.[a]	7,023	153,453
Tetra Tech Inc.	405,553	9,741,383
UniFirst Corp./MA	103,595	12,192,096
United Stationers Inc.	276,832	11,347,344
Viad Corp.	143,472	3,991,391
West Corp.	128,205	4,324,355

		151,641,370
COMMUNICATIONS EQUIPMENT — 0.83%
ADTRAN Inc.	181,868	3,395,475
Aerohive Networks Inc.[a,b]	36,449	162,562
Bel Fuse Inc. Class B	70,503	1,341,672
Black Box Corp.	109,334	2,288,361
Calix Inc.[a,b]	291,176	2,442,967
Comtech Telecommunications Corp.	107,588	3,114,672
Digi International Inc.[a]	168,266	1,679,295
Emulex Corp.[a]	495,167	3,946,481
Extreme Networks Inc.[a]	214,598	678,130
Finisar Corp.[a,b]	45,412	969,092
Harmonic Inc.[a]	529,563	3,924,062
Infinera Corp.[a,b]	130,723	2,571,321
Ixia[a]	357,691	4,338,792
KVH Industries Inc.[a,b]	20,719	313,271
NETGEAR Inc.[a]	241,603	7,943,907
Numerex Corp. Class Aa,b	18,354	209,236
Oclaro Inc.[a,b]	657,207	1,301,270
Plantronics Inc.	35,234	1,865,640
Polycom Inc.[a]	527,605	7,069,907
Procera Networks Inc.[a,b]	124,989	1,173,647
TESSCO Technologies Inc.	37,817	932,567

		51,662,327
CONSTRUCTION & ENGINEERING — 0.98%
Aegion Corp.[a]	239,886	4,329,942
Ameren Inc. Class Aa	139,756	1,034,195
Argan Inc.	53,412	1,931,912
Comfort Systems USA Inc.	214,371	4,510,366
Dycom Industries Inc.[a]	26,296	1,284,297
EMCOR Group Inc.	441,749	20,528,076
Granite Construction Inc.	275,137	9,668,314
Great Lakes Dredge & Dock Corp.[a]	389,396	2,340,270
Layne Christensen Co.[a,b]	139,416	698,474
MYR Group Inc.[a,b]	149,736	4,692,726
Northwest Pipe Co.[a,b]	66,834	1,533,840
Orion Marine Group Inc.[a]	192,676	1,707,109
Sterling Construction Co. Inc.[a,b]	123,092	556,376
Tutor Perini Corp.[a,b]	263,017	6,141,447

		60,957,344

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.00%
United States Lime & Minerals Inc.	1,050	$67,725

		67,725
CONSUMER FINANCE — 0.59%
Cash America International Inc.	197,638	4,604,965
Consumer Portfolio Services Inc.[a,b]	147,498	1,031,011
Encore Capital Group Inc.[a,b]	57,404	2,387,432
Enova International Inc.[a,b]	181,891	3,581,434
Ezcorp Inc. Class Aa,b	361,039	3,296,286
Green Dot Corp. Class Aa,b	219,836	3,499,789
JG Wentworth Co. (The) Class Aa,b	82,678	859,024
Nelnet Inc. Class A	146,543	6,934,415
Nicholas Financial Inc.[a]	45,764	641,154
Regional Management Corp.[a,b]	74,902	1,105,554
Springleaf Holdings Inc.[a,b]	172,527	8,931,723

		36,872,787
CONTAINERS & PACKAGING — 0.18%
AEP Industries Inc.[a]	3,254	179,100
Berry Plastics Group Inc.[a]	274,093	9,919,426
UFP Technologies Inc.[a]	42,737	973,549

		11,072,075
DISTRIBUTORS — 0.19%
Core-Mark Holding Co. Inc.	144,998	9,326,271
VOXX International Corp.[a,b]	136,959	1,254,545
Weyco Group Inc.	46,442	1,388,616

		11,969,432
DIVERSIFIED CONSUMER SERVICES — 0.76%
2U Inc.[a,b]	43,857	1,121,862
American Public Education Inc.[a]	6,876	206,143
Ascent Capital Group Inc. Class Aa,b	98,093	3,905,082
Bridgepoint Education Inc.[a]	116,124	1,120,597
Career Education Corp.[a]	471,944	2,373,878
Carriage Services Inc.	94,105	2,246,286
Chegg Inc.[a,b]	516,594	4,106,922
Houghton Mifflin Harcourt Co.[a]	765,416	17,971,968
ITT Educational Services Inc.[a,b]	151,127	1,026,152
K12 Inc.[a]	139,305	2,189,875
Regis Corp.[a]	307,613	5,032,549
Steiner Leisure Ltd.[a]	94,681	4,487,879
Universal Technical Institute Inc.	152,424	1,463,270
Weight Watchers International Inc.[a,b]	15,738	110,009

		47,362,472
DIVERSIFIED FINANCIAL SERVICES — 0.31%
GAIN Capital Holdings Inc.	162,520	1,587,820
Marlin Business Services Corp.	58,876	1,179,286
NewStar Financial Inc.[a,b]	187,756	2,202,378
On Deck Capital Inc.[a]	66,035	1,405,885
PHH Corp.[a,b]	358,158	8,656,679

64

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

PICO Holdings Inc.[a,b]	159,809	$2,590,504
Resource America Inc. Class A	105,885	963,554
Tiptree Financial Inc.[a]	55,016	364,756

		18,950,862
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.68%
8x8 Inc.[a,b]	422,325	3,547,530
Atlantic Tele-Network Inc.	65,863	4,559,037
Cincinnati Bell Inc.[a]	1,122,252	3,961,550
Consolidated Communications Holdings Inc.	105,504	2,152,282
Fairpoint Communications Inc.[a]	31,202	549,155
Globalstar Inc.[a,b]	1,922,186	6,400,879
Hawaiian Telcom Holdco Inc.[a,b]	74,409	1,981,512
IDT Corp. Class B	9,242	164,045
inContact Inc.[a,b]	41,333	450,530
Intelsat SAa,b	142,519	1,710,228
Iridium Communications Inc.[a,b]	568,621	5,521,310
Lumos Networks Corp.	20,458	312,189
magicJack VocalTec Ltd.[a,b]	8,991	61,498
ORBCOMM Inc.[a,b]	384,423	2,295,005
Premiere Global Services Inc.[a,b]	288,762	2,760,565
Vonage Holdings Corp.[a]	1,222,662	6,003,270

		42,430,585
ELECTRIC UTILITIES — 2.71%
ALLETE Inc.	311,701	16,445,345
Cleco Corp.	423,270	23,076,681
El Paso Electric Co.	283,563	10,956,874
Empire District Electric Co. (The)	301,637	7,486,630
IDACORP Inc.	352,694	22,173,872
MGE Energy Inc.	243,934	10,811,155
NRG Yield Inc. Class A	166,241	8,433,406
Otter Tail Corp.	256,363	8,247,198
PNM Resources Inc.	555,392	16,217,446
Portland General Electric Co.	547,696	20,314,045
Spark Energy Inc. Class A	20,007	295,103
UIL Holdings Corp.	396,270	20,376,203
Unitil Corp.	97,521	3,390,805

		168,224,763
ELECTRICAL EQUIPMENT — 0.63%
Encore Wire Corp.	34,945	1,323,717
EnerSys	236,106	15,167,449
Franklin Electric Co. Inc.	24,796	945,719
General Cable Corp.	339,250	5,845,278
Global Power Equipment Group Inc.	120,287	1,587,788
GrafTech International Ltd.[a,b]	826,079	3,213,447
LSI Industries Inc.	151,525	1,234,929
Plug Power Inc.[a,b]	1,172,500	3,036,775
Powell Industries Inc.	65,436	2,209,774
PowerSecure International Inc.[a,b]	157,028	2,066,488
Preformed Line Products Co.	17,382	732,304
Revolution Lighting Technologies Inc.[a,b]	15,319	17,004
TCP International Holdings Ltd.[a]	19,919	36,651
Vicor Corp.[a]	97,608	1,483,642

		38,900,965
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.58%
Agilysys Inc.[a]	103,072	1,014,228

Security	Shares	Value

Anixter International Inc.[a]	104,922	$7,987,712
Benchmark Electronics Inc.[a]	376,751	9,053,327
Checkpoint Systems Inc.	292,659	3,166,570
Coherent Inc.[a]	162,801	10,575,553
CTS Corp.	233,316	4,197,355
CUI Global Inc.[a]	50,118	293,691
Daktronics Inc.	78,386	847,353
DTS Inc./CAa,b	85,878	2,925,863
Electro Rent Corp.	106,868	1,211,883
Electro Scientific Industries Inc.	172,160	1,063,949
Fabrinet[a]	246,693	4,684,700
FARO Technologies Inc.[a,b]	15,840	984,139
GSI Group Inc.[a]	213,444	2,843,074
II-VI Inc.[a]	366,717	6,769,596
Insight Enterprises Inc.[a]	287,938	8,211,992
Itron Inc.[a,b]	276,772	10,104,946
Kemet Corp.[a]	318,878	1,320,155
Kimball Electronics Inc.[a]	179,401	2,536,730
Littelfuse Inc.	22,450	2,231,306
Mercury Systems Inc.[a]	233,573	3,632,060
Multi-Fineline Electronix Inc.[a]	63,089	1,152,636
Newport Corp.[a]	30,610	583,427
OSI Systems Inc.[a]	108,479	8,055,651
Park Electrochemical Corp.	147,183	3,173,265
PC Connection Inc.	68,019	1,774,616
Plexus Corp.[a]	156,149	6,366,195
Rofin-Sinar Technologies Inc.[a]	198,199	4,802,362
Rogers Corp.[a]	91,569	7,527,887
Sanmina Corp.[a,b]	578,135	13,985,086
ScanSource Inc.[a,b]	200,629	8,155,569
Speed Commerce Inc.[a,b]	70,542	45,055
SYNNEX Corp.	178,056	13,754,826
TTM Technologies Inc.[a,b]	380,244	3,425,998
Viasystems Group Inc.[a]	34,000	594,660
Vishay Precision Group Inc.[a]	89,480	1,425,416

		160,478,831
ENERGY EQUIPMENT & SERVICES — 1.59%
Aspen Aerogels Inc.[a]	15,683	114,172
Bristow Group Inc.	249,421	13,580,973
C&J Energy Services Ltd.[a,b]	46,546	518,057
CHC Group Ltd.[a]	235,532	313,258
Era Group Inc.[a]	142,924	2,978,536
Exterran Holdings Inc.	411,298	13,807,274
FMSA Holdings Inc.[a,b]	113,921	824,788
Forum Energy Technologies Inc.[a,b]	262,283	5,140,747
Geospace Technologies Corp.[a,b]	82,733	1,365,922
Gulf Island Fabrication Inc.	64,223	954,354
Gulfmark Offshore Inc. Class A	176,417	2,300,478
Helix Energy Solutions Group Inc.[a,b]	740,359	11,075,771
Hercules Offshore Inc.[a,b]	1,128,418	473,033
Hornbeck Offshore Services Inc.[a,b]	253,031	4,759,513
Independence Contract Drilling Inc.[a,b]	47,246	329,305
ION Geophysical Corp.[a]	760,706	1,650,732
Key Energy Services Inc.[a,b]	922,450	1,678,859
McDermott International Inc.[a,b]	1,664,088	6,390,098
Mitcham Industries Inc.[a]	89,179	410,223
Natural Gas Services Group Inc.[a]	87,564	1,682,980
Newpark Resources Inc.[a]	595,524	5,425,224
Nordic American Offshore Ltd.[a,b]	73,548	673,700
North Atlantic Drilling Ltd.[b]	377,088	437,422
Nuverra Environmental Solutions Inc.[a,b]	106,106	377,737

65

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

Parker Drilling Co.[a]	850,809	$2,969,323
PHI Inc.[a,b]	81,835	2,461,597
Pioneer Energy Services Corp.[a]	124,339	673,917
SEACOR Holdings Inc.[a,b]	130,699	9,105,799
Tesco Corp.	222,058	2,524,799
TETRA Technologies Inc.[a]	550,350	3,401,163
Vantage Drilling Co.[a,b]	1,444,107	472,945

		98,872,699
FOOD & STAPLES RETAILING — 0.63%
Andersons Inc. (The)	14,882	615,668
Chefs’ Warehouse Inc. (The)[a]	22,969	515,195
Diplomat Pharmacy Inc.[a,b]	50,363	1,741,552
Ingles Markets Inc. Class A	82,500	4,082,100
Roundy’s Inc.[a]	275,623	1,347,796
Smart & Final Stores Inc.[a,b]	44,176	777,498
SpartanNash Co.	265,382	8,375,456
SUPERVALU Inc.[a]	1,424,510	16,567,051
Village Super Market Inc. Class A	47,336	1,488,244
Weis Markets Inc.	75,801	3,771,858

		39,282,418
FOOD PRODUCTS — 1.60%
Alico Inc.	18,991	973,479
B&G Foods Inc.	19,210	565,350
Boulder Brands Inc.[a,b]	32,485	309,582
Darling Ingredients Inc.[a]	925,744	12,969,673
Dean Foods Co.	656,536	10,852,540
Fresh Del Monte Produce Inc.[b]	236,868	9,216,534
Freshpet Inc.[a,b]	37,590	730,374
John B Sanfilippo & Son Inc.	58,145	2,506,049
Lancaster Colony Corp.	48,467	4,612,604
Landec Corp.[a,b]	188,006	2,622,684
Omega Protein Corp.[a]	146,916	2,011,280
Post Holdings Inc.[a,b]	367,164	17,197,962
Sanderson Farms Inc.[b]	23,153	1,844,136
Seaboard Corp.[a]	1,866	7,710,312
Seneca Foods Corp. Class Aa	57,410	1,711,392
Snyder’s-Lance Inc.	334,997	10,706,504
Tootsie Roll Industries Inc.	13,827	468,998
TreeHouse Foods Inc.[a,b]	142,383	12,105,403

		99,114,856
GAS UTILITIES — 2.19%
Chesapeake Utilities Corp.	102,184	5,171,532
Laclede Group Inc. (The)	302,505	15,494,306
New Jersey Resources Corp.	590,520	18,341,551
Northwest Natural Gas Co.	189,958	9,108,486
ONE Gas Inc.	364,587	15,761,096
Piedmont Natural Gas Co. Inc.	545,750	20,143,633
South Jersey Industries Inc.	231,474	12,564,409
Southwest Gas Corp.	325,897	18,957,428
WGL Holdings Inc.	363,779	20,517,136

		136,059,577
HEALTH CARE EQUIPMENT & SUPPLIES — 1.80%
Analogic Corp.	87,279	7,933,661
AngioDynamics Inc.[a,b]	173,485	3,086,298
AtriCure Inc.[a,b]	50,412	1,032,942

Security	Shares	Value

CONMED Corp.	191,650	$9,676,408
CryoLife Inc.	197,423	2,047,276
Cynosure Inc. Class Aa	103,795	3,183,393
Derma Sciences Inc.[a,b]	159,167	1,348,144
Entellus Medical Inc.[a]	15,310	335,289
Exactech Inc.[a]	68,592	1,758,013
Greatbatch Inc.[a,b]	173,928	10,061,735
Haemonetics Corp.[a,b]	334,023	15,004,313
ICU Medical Inc.[a,b]	94,340	8,786,828
Integra LifeSciences Holdings Corp.[a]	103,901	6,405,497
Invacare Corp.	225,828	4,383,321
Merit Medical Systems Inc.[a,b]	303,028	5,833,289
Nevro Corp.[a,b]	10,291	493,248
NuVasive Inc.[a]	54,043	2,485,438
Ocular Therapeutix Inc.[a,b]	4,031	169,242
OraSure Technologies Inc.[a]	366,609	2,397,623
Orthofix International NVa	129,628	4,652,349
PhotoMedex Inc.[a,b]	91,363	183,640
Rockwell Medical Inc.[a,b]	287,529	3,142,692
Roka Bioscience Inc.[a,b]	4,392	14,054
RTI Surgical Inc.[a,b]	398,088	1,966,555
Second Sight Medical Products Inc.[a,b]	11,584	148,507
Sientra Inc.[a]	16,555	317,690
SurModics Inc.[a,b]	74,782	1,946,575
Symmetry Surgical Inc.[a]	65,870	482,827
Tornier NVa,b	248,187	6,507,463
TransEnterix Inc.[a,b]	182,944	536,026
Unilife Corp.[a,b]	158,022	633,668
Wright Medical Group Inc.[a,b]	187,166	4,828,883

		111,782,887
HEALTH CARE PROVIDERS & SERVICES — 2.43%
AAC Holdings Inc.[a,b]	17,842	545,608
Aceto Corp.	171,677	3,776,894
Addus HomeCare Corp.[a]	40,655	935,878
Adeptus Health Inc. Class Aa,b	17,614	884,575
Alliance HealthCare Services Inc.[a]	25,167	558,204
Almost Family Inc.[a,b]	58,804	2,629,127
Amedisys Inc.[a,b]	192,581	5,157,319
AMN Healthcare Services Inc.[a,b]	327,338	7,551,688
AmSurg Corp.[a]	234,158	14,405,400
Bio-Reference Laboratories Inc.[a,b]	12,068	425,276
BioScrip Inc.[a,b]	480,383	2,128,097
BioTelemetry Inc.[a,b]	75,604	669,095
Civitas Solutions Inc.[a]	27,473	575,285
Cross Country Healthcare Inc.[a]	218,246	2,588,398
Ensign Group Inc. (The)	11,892	557,259
Five Star Quality Care Inc.[a]	302,521	1,343,193
Genesis Healthcare Inc.[a]	88,798	632,242
Hanger Inc.[a,b]	248,262	5,633,065
HealthEquity Inc.[a,b]	46,016	1,149,940
HealthSouth Corp.	148,853	6,603,119
Healthways Inc.[a,b]	105,456	2,077,483
IPC Healthcare Inc.[a]	51,158	2,386,009
Kindred Healthcare Inc.	489,541	11,646,180
LHC Group Inc.[a]	86,819	2,867,632
Magellan Health Inc.[a,b]	193,713	13,718,755
National Healthcare Corp.	72,371	4,610,756
National Research Corp. Class A	8,728	125,683
Owens & Minor Inc.[b]	442,418	14,971,425
PharMerica Corp.[a]	210,121	5,923,311
RadNet Inc.[a]	13,084	109,906

66

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

Select Medical Holdings Corp.	34,432	$510,627
Surgical Care Affiliates Inc.[a]	4,756	163,274
Triple-S Management Corp. Class Ba,b	175,075	3,480,491
Trupanion Inc.[a,b]	58,783	470,264
Universal American Corp./NYa	296,959	3,171,522
WellCare Health Plans Inc.[a,b]	284,342	26,005,919

		150,988,899
HEALTH CARE TECHNOLOGY — 0.01%
Castlight Health Inc.[a,b]	16,072	124,719
Connecture Inc.[a]	13,366	138,338
Imprivata Inc.[a]	14,052	196,728
MedAssets Inc.[a,b]	24,844	467,564

		927,349
HOTELS, RESTAURANTS & LEISURE — 2.02%
Belmond Ltd.[a,b]	674,920	8,288,017
Biglari Holdings Inc.[a,b]	12,107	5,013,509
BJ’s Restaurants Inc.[a,b]	114,646	5,783,891
Bob Evans Farms Inc./DE	173,001	8,003,026
Boyd Gaming Corp.[a]	108,838	1,545,500
Bravo Brio Restaurant Group Inc.[a]	12,990	190,823
Caesars Acquisition Co. Class Aa	320,912	2,182,202
Caesars Entertainment Corp.[a,b]	312,721	3,292,952
Carrols Restaurant Group Inc.[a,b]	247,535	2,052,065
Churchill Downs Inc.	32,888	3,781,133
Cracker Barrel Old Country Store Inc.	8,438	1,283,757
Dave & Buster’s Entertainment Inc.[a]	10,117	308,164
Denny’s Corp.[a]	200,550	2,286,270
DineEquity Inc.	71,116	7,610,123
El Pollo Loco Holdings Inc.[a,b]	12,352	316,335
Empire Resorts Inc.[a,b]	105,913	487,200
Habit Restaurants Inc. (The)[a,b]	8,598	276,340
International Speedway Corp. Class A	196,010	6,391,886
Interval Leisure Group Inc.	64,124	1,680,690
Intrawest Resorts Holdings Inc.[a,b]	94,344	822,680
Isle of Capri Casinos Inc.[a,b]	152,389	2,141,065
La Quinta Holdings Inc.[a,b]	90,456	2,141,998
Life Time Fitness Inc.[a]	270,950	19,226,612
Marcus Corp. (The)	126,332	2,689,608
Marriott Vacations Worldwide Corp.	188,379	15,268,118
Monarch Casino & Resort Inc.[a]	66,733	1,277,270
Morgans Hotel Group Co.[a,b]	143,296	1,110,544
Penn National Gaming Inc.[a,b]	551,382	8,634,642
Ruby Tuesday Inc.[a,b]	431,692	2,594,469
Ruth’s Hospitality Group Inc.	91,062	1,446,064
Scientific Games Corp. Class Aa,b	128,472	1,345,102
Shake Shack Inc. Class Aa	8,634	432,132
Sonic Corp.	113,724	3,605,051
Speedway Motorsports Inc.	81,868	1,862,497

		125,371,735
HOUSEHOLD DURABLES — 1.69%
Beazer Homes USA Inc.[a,b]	107,891	1,911,829
Century Communities Inc.[a,b]	24,554	474,629
CSS Industries Inc.	65,335	1,969,850
Dixie Group Inc. (The)[a,b]	23,964	216,874
Ethan Allen Interiors Inc.[b]	177,706	4,911,794
Flexsteel Industries Inc.	34,424	1,077,127
Helen of Troy Ltd.[a]	125,430	10,221,291

Security	Shares	Value

Hovnanian Enterprises Inc. Class Aa,b	819,645	$2,917,936
KB Home[b]	154,033	2,405,995
La-Z-Boy Inc.	54,472	1,531,208
LGI Homes Inc.[a,b]	78,101	1,301,163
Libbey Inc.	9,502	379,225
Lifetime Brands Inc.	73,315	1,120,253
M/I Homes Inc.[a,b]	171,563	4,090,062
MDC Holdings Inc.	274,651	7,827,553
Meritage Homes Corp.[a,b]	273,706	13,313,060
NACCO Industries Inc. Class A	31,757	1,682,803
New Home Co. Inc. (The)[a]	58,885	939,216
Ryland Group Inc. (The)	329,439	16,056,857
Skullcandy Inc.[a]	140,291	1,585,288
Standard Pacific Corp.[a,b]	1,018,995	9,170,955
TRI Pointe Homes Inc.[a,b]	932,469	14,387,997
UCP Inc. Class Aa	54,914	477,752
WCI Communities Inc.[a]	82,304	1,971,181
William Lyon Homes Class Aa,b	108,164	2,792,794

		104,734,692
HOUSEHOLD PRODUCTS — 0.14%
Central Garden and Pet Co. Class Aa	274,097	2,910,910
HRG Group Inc.[a]	342,056	4,268,859
Oil-Dri Corp. of America	28,002	942,267
Orchids Paper Products Co.	10,710	288,742

		8,410,778
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.72%
Abengoa Yield PLC	190,632	6,439,549
Atlantic Power Corp.[b]	847,927	2,382,675
Dynegy Inc.[a,b]	861,827	27,087,223
Ormat Technologies Inc.	77,041	2,929,099
TerraForm Power Inc.	124,579	4,548,379
Vivint Solar Inc.[a,b]	90,132	1,094,202

		44,481,127
INSURANCE — 4.52%
Ambac Financial Group Inc.[a,b]	306,237	7,410,935
American Equity Investment Life Holding Co.	521,409	15,188,644
AMERISAFE Inc.	131,537	6,083,586
AmTrust Financial Services Inc.	59,458	3,388,214
Argo Group International Holdings Ltd.	202,601	10,160,440
Atlas Financial Holdings Inc.[a]	5,315	93,916
Baldwin & Lyons Inc. Class B	65,268	1,531,187
Citizens Inc./TXa,b	309,078	1,903,920
CNO Financial Group Inc.	1,438,226	24,766,252
Crawford & Co. Class B	137,955	1,191,931
Donegal Group Inc. Class A	57,264	900,190
EMC Insurance Group Inc.	35,440	1,197,872
Employers Holdings Inc.	93,620	2,526,804
Enstar Group Ltd.[a]	60,086	8,523,800
FBL Financial Group Inc. Class A	67,882	4,209,363
Federated National Holding Co.	9,642	295,045
Fidelity & Guaranty Life	79,122	1,677,386
First American Financial Corp.	749,394	26,738,378
Global Indemnity PLC[a]	57,457	1,594,432
Greenlight Capital Re Ltd. Class Aa,b	199,531	6,345,086
Hallmark Financial Services Inc.[a]	99,649	1,056,279
HCI Group Inc.	17,804	816,669
Horace Mann Educators Corp.	284,598	9,733,252

67

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

Independence Holding Co.	54,116	$735,436
Infinity Property & Casualty Corp.	51,427	4,219,585
James River Group Holdings Ltd.	63,859	1,502,602
Kansas City Life Insurance Co.	26,709	1,226,744
Kemper Corp.	306,002	11,921,838
Maiden Holdings Ltd.	315,610	4,680,496
Meadowbrook Insurance Group Inc.	352,025	2,992,213
Montpelier Re Holdings Ltd.	255,538	9,822,881
National General Holdings Corp.	249,101	4,658,189
National Interstate Corp.	40,179	1,128,226
National Western Life Insurance Co. Class A	15,729	3,999,885
Navigators Group Inc. (The)[a,b]	73,914	5,753,466
OneBeacon Insurance Group Ltd. Class A	159,261	2,422,360
Patriot National Inc.[a]	33,920	430,784
Phoenix Companies Inc. (The)[a,b]	40,056	2,002,399
Primerica Inc.	382,715	19,480,194
RLI Corp.	301,560	15,804,760
Safety Insurance Group Inc.	91,411	5,461,807
Selective Insurance Group Inc.	395,532	11,490,205
State Auto Financial Corp.	106,497	2,586,812
State National Companies Inc.	137,368	1,366,812
Stewart Information Services Corp.	151,338	6,150,376
Symetra Financial Corp.	529,521	12,422,563
Third Point Reinsurance Ltd.[a]	400,291	5,664,118
United Fire Group Inc.	144,973	4,605,792
United Insurance Holdings Corp.	10,137	228,083
Universal Insurance Holdings Inc.	11,993	306,901

		280,399,108
INTERNET & CATALOG RETAIL — 0.36%
1-800-Flowers.com Inc. Class Aa	174,478	2,064,075
EVINE Live Inc.[a,b]	203,265	1,363,908
FTD Companies Inc.[a,b]	119,826	3,587,590
Gaiam Inc. Class Aa	105,326	767,827
Lands’ End Inc.[a,b]	116,043	4,163,623
Orbitz Worldwide Inc.[a]	198,149	2,310,417
Shutterfly Inc.[a,b]	105,734	4,783,406
Travelport Worldwide Ltd.[b]	116,368	1,943,346
Wayfair Inc. Class Aa,b	48,732	1,565,272

		22,549,464
INTERNET SOFTWARE & SERVICES — 0.78%
Actua Corp.[a]	290,073	4,493,231
Amber Road Inc.[a,b]	5,464	50,542
Bankrate Inc.[a,b]	425,899	4,829,695
Bazaarvoice Inc.[a,b]	203,484	1,149,685
Blucora Inc.[a,b]	296,606	4,051,638
Borderfree Inc.[a,b]	3,643	21,894
Box Inc. Class Aa	25,180	497,305
Dealertrack Technologies Inc.[a,b]	60,944	2,347,563
Demand Media Inc.[a]	61,395	351,179
Dice Holdings Inc.[a]	184,411	1,644,946
EarthLink Holdings Corp.	718,948	3,192,129
Everyday Health Inc.[a,b]	4,625	59,477
Five9 Inc.[a,b]	7,436	41,344
Global Sources Ltd.[a]	96,330	564,494
Hortonworks Inc.[a]	14,475	345,084
Internap Corp.[a,b]	381,640	3,904,177
IntraLinks Holdings Inc.[a,b]	275,774	2,851,503
Limelight Networks Inc.[a]	423,954	1,538,953
Liquidity Services Inc.[a]	172,464	1,703,944

Security	Shares	Value

Millennial Media Inc.[a,b]	529,191	$767,327
Monster Worldwide Inc.[a,b]	639,344	4,053,441
New Relic Inc.[a]	11,583	401,930
OPOWER Inc.[a,b]	4,741	48,026
Perficient Inc.[a]	84,543	1,749,195
Q2 Holdings Inc.[a]	6,037	127,622
QuinStreet Inc.[a,b]	243,977	1,451,663
RealNetworks Inc.[a]	161,508	1,086,949
Reis Inc.	54,512	1,397,688
Rightside Group Ltd.[a]	61,140	620,571
Stamps.com Inc.[a,b]	8,568	576,541
TechTarget Inc.[a,b]	116,384	1,341,908
Tremor Video Inc.[a]	249,032	582,735
YuMe Inc.[a,b]	127,272	660,542

		48,504,921
IT SERVICES — 1.32%
Acxiom Corp.[a,b]	541,299	10,008,619
CACI International Inc. Class Aa,b	164,818	14,820,435
CIBER Inc.[a]	545,592	2,247,839
Computer Task Group Inc.	105,722	772,828
Convergys Corp.	711,803	16,278,935
CSG Systems International Inc.	140,475	4,269,035
Datalink Corp.[a]	138,282	1,664,915
ExlService Holdings Inc.[a]	132,045	4,912,074
Global Cash Access Holdings Inc.[a]	462,469	3,524,014
Hackett Group Inc. (The)	136,630	1,221,472
Higher One Holdings Inc.[a]	149,824	362,574
ManTech International Corp./VA Class A	168,732	5,726,764
ModusLink Global Solutions Inc.[a]	260,213	1,001,820
MoneyGram International Inc.[a]	204,828	1,769,714
PRGX Global Inc.[a,b]	175,213	704,356
ServiceSource International Inc.[a,b]	480,485	1,489,504
Sykes Enterprises Inc.[a]	252,679	6,279,073
TeleTech Holdings Inc.	59,730	1,520,128
Unisys Corp.[a,b]	142,244	3,301,483

		81,875,582
LEISURE PRODUCTS — 0.50%
Arctic Cat Inc.	58,864	2,137,940
Black Diamond Inc.[a,b]	159,845	1,510,535
Brunswick Corp./DE	324,775	16,709,674
Callaway Golf Co.	543,323	5,177,868
Escalade Inc.	54,887	953,936
JAKKS Pacific Inc.[a,b]	131,286	897,996
Johnson Outdoors Inc. Class A	35,150	1,163,817
LeapFrog Enterprises Inc.[a,b]	458,725	1,000,021
Nautilus Inc.[a]	84,964	1,297,400

		30,849,187
LIFE SCIENCES TOOLS & SERVICES — 0.14%
Affymetrix Inc.[a,b]	382,895	4,809,161
Albany Molecular Research Inc.[a,b]	165,381	2,910,706
INC Research Holdings Inc.[a]	8,077	264,360
PRA Health Sciences Inc.[a,b]	16,915	487,829

		8,472,056
MACHINERY — 1.91%
Accuride Corp.[a]	21,432	99,873

68

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

Actuant Corp. Class A	434,052	$10,304,394
Alamo Group Inc.	46,649	2,944,951
Albany International Corp. Class A	175,120	6,961,020
American Railcar Industries Inc.	4,419	219,757
Astec Industries Inc.	133,199	5,711,573
Barnes Group Inc.	380,230	15,395,513
Briggs & Stratton Corp.	328,778	6,753,100
CIRCOR International Inc.	12,535	685,664
CLARCOR Inc.	20,178	1,332,959
Columbus McKinnon Corp./NY	124,150	3,344,601
Douglas Dynamics Inc.	18,590	424,596
Dynamic Materials Corp.	92,242	1,177,930
Energy Recovery Inc.[a,b]	184,988	479,119
ESCO Technologies Inc.	186,741	7,279,164
Federal Signal Corp.	442,501	6,987,091
FreightCar America Inc.	84,720	2,662,750
Global Brass & Copper Holdings Inc.	16,151	249,533
Hurco Companies Inc.	45,595	1,501,443
Kadant Inc.	67,683	3,560,803
LB Foster Co. Class A	72,543	3,444,342
Lindsay Corp.[b]	13,285	1,012,981
Lydall Inc.[a]	16,894	535,878
Meritor Inc.[a]	324,096	4,086,850
Miller Industries Inc./TN	74,856	1,833,972
Mueller Industries Inc.	138,549	5,005,775
NN Inc.	8,922	223,764
Standex International Corp.	25,406	2,086,595
Titan International Inc.	309,274	2,894,805
TriMas Corp.[a,b]	36,843	1,134,396
Twin Disc Inc.	16,145	285,282
Watts Water Technologies Inc. Class A	188,006	10,345,970
Woodward Inc.	154,891	7,900,990

		118,867,434
MARINE — 0.28%
Baltic Trading Ltd.[b]	345,395	514,639
International Shipholding Corp.	40,040	484,884
Knightsbridge Shipping Ltd.[b]	487,152	2,435,760
Matson Inc.	198,034	8,349,113
Navios Maritime Holdings Inc.	557,065	2,328,532
Safe Bulkers Inc.	273,174	980,695
Scorpio Bulkers Inc.[a,b]	933,581	2,212,587
Ultrapetrol Bahamas Ltd.[a,b]	150,767	218,612

		17,524,822
MEDIA — 1.92%
AH Belo Corp. Class A	130,009	1,069,974
AMC Entertainment Holdings Inc. Class A	147,665	5,240,631
Central European Media Enterprises Ltd. Class Aa,b	496,268	1,320,073
Cinedigm Corp.[a,b]	415,270	672,737
Crown Media Holdings Inc. Class Aa	42,786	171,144
Cumulus Media Inc. Class Aa,b	329,359	813,517
Daily Journal Corp.[a,b]	7,661	1,403,495
Dex Media Inc.[a,b]	104,566	438,132
Entercom Communications Corp. Class Aa	173,574	2,108,924
Entravision Communications Corp. Class A	21,911	138,697
Eros International PLC[a,b]	99,444	1,737,287
EW Scripps Co. (The) Class Aa,b	220,251	6,263,938
Global Eagle Entertainment Inc.[a]	70,238	934,868
Harte-Hanks Inc.	345,974	2,698,597
Hemisphere Media Group Inc.[a,b]	58,693	742,466

Security	Shares	Value

Journal Communications Inc. Class Aa	313,250	$4,642,365
Lee Enterprises Inc./IAa,b	376,290	1,192,839
Martha Stewart Living Omnimedia Inc. Class Aa,b	52,562	341,653
McClatchy Co. (The) Class Aa	428,901	789,178
MDC Partners Inc. Class A	225,390	6,389,806
Media General Inc.[a,b]	556,901	9,183,297
Meredith Corp.	252,218	14,066,198
National CineMedia Inc.	333,483	5,035,593
New Media Investment Group Inc.	310,924	7,440,411
New York Times Co. (The) Class Ab	970,982	13,360,712
ReachLocal Inc.[a]	36,387	105,886
Reading International Inc. Class Aa,b	119,829	1,611,700
Rentrak Corp.[a,b]	5,630	312,803
Saga Communications Inc. Class A	20,259	902,336
Salem Media Group Inc. Class A	76,792	473,039
Scholastic Corp.	186,065	7,617,501
SFX Entertainment Inc.[a,b]	310,195	1,268,698
Sizmek Inc.[a,b]	154,941	1,124,872
Time Inc.	772,472	17,334,272
Townsquare Media Inc. Class Aa	24,875	319,644

		119,267,283
METALS & MINING — 1.20%
AK Steel Holding Corp.[a,b]	1,236,596	5,527,584
AM Castle & Co.[a,b]	132,017	481,862
Ampco-Pittsburgh Corp.	58,397	1,019,612
Century Aluminum Co.[a,b]	362,467	5,002,045
Coeur Mining Inc.[a,b]	527,928	2,486,541
Commercial Metals Co.	827,903	13,403,749
Gerber Scientific Inc. Escrow[a]	173,399	1,734
Handy & Harman Ltd.[a]	24,431	1,003,137
Haynes International Inc.	82,503	3,680,459
Hecla Mining Co.	2,586,542	7,707,895
Horsehead Holding Corp.[a,b]	336,409	4,258,938
Kaiser Aluminum Corp.	126,954	9,761,493
Materion Corp.	87,768	3,372,924
Molycorp Inc.[a,b]	1,278,068	492,440
Noranda Aluminum Holding Corp.	311,327	924,641
Olympic Steel Inc.	51,879	698,291
RTI International Metals Inc.[a]	201,379	7,231,520
Ryerson Holding Corp.[a,b]	63,065	401,724
Schnitzer Steel Industries Inc. Class A	185,488	2,941,840
Stillwater Mining Co.[a,b]	53,117	686,272
SunCoke Energy Inc.	140,435	2,098,099
Universal Stainless & Alloy Products Inc.[a]	49,642	1,301,613
Walter Energy Inc.[b]	352,967	218,839

		74,703,252
MULTI-UTILITIES — 0.77%
Avista Corp.	422,069	14,426,318
Black Hills Corp.	313,056	15,790,545
NorthWestern Corp.	328,681	17,679,751

		47,896,614
MULTILINE RETAIL — 0.12%
Bon-Ton Stores Inc. (The)[b]	102,557	713,797
Burlington Stores Inc.[a]	21,602	1,283,591
Fred’s Inc. Class A	258,851	4,423,764
Tuesday Morning Corp.[a,b]	55,405	892,020

		7,313,172

69

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.21%
Adams Resources & Energy Inc.	14,255	$958,079
Alon USA Energy Inc.	132,357	2,193,155
Alpha Natural Resources Inc.[a,b]	1,554,635	1,554,480
American Eagle Energy Corp.[a,b]	213,564	38,442
Amyris Inc.[a,b]	190,024	456,058
Approach Resources Inc.[a,b]	159,211	1,049,200
Arch Coal Inc.[a,b]	1,490,981	1,490,832
Ardmore Shipping Corp.	126,713	1,276,000
Bill Barrett Corp.[a,b]	353,091	2,930,655
Callon Petroleum Co.[a,b]	462,507	3,454,927
Clean Energy Fuels Corp.[a,b]	220,709	1,177,483
Cloud Peak Energy Inc.[a,b]	428,517	2,493,969
Comstock Resources Inc.[b]	334,006	1,192,401
Contango Oil & Gas Co.[a,b]	122,663	2,698,586
Delek U.S. Holdings Inc.	200,287	7,961,408
DHT Holdings Inc.	645,410	4,504,962
Dorian LPG Ltd.[a,b]	51,060	665,312
Eclipse Resources Corp.[a,b]	115,975	651,779
Emerald Oil Inc.[a,b]	547,994	405,516
Energy XXI Ltd.[b]	648,203	2,359,459
EXCO Resources Inc.[b]	659,222	1,206,376
Frontline Ltd./Bermuda[a,b]	512,358	1,147,682
GasLog Ltd.[b]	240,416	4,668,879
Gastar Exploration Inc.[a]	20,663	54,137
Green Plains Inc.	40,508	1,156,503
Halcon Resources Corp.[a,b]	1,810,061	2,787,494
Hallador Energy Co.	72,437	846,789
Harvest Natural Resources Inc.[a,b]	295,542	132,107
Matador Resources Co.[a,b]	223,561	4,900,457
Midstates Petroleum Co. Inc.[a,b]	261,345	222,143
Miller Energy Resources Inc.[a,b]	196,600	122,895
Navios Maritime Acquisition Corp.	577,298	2,043,635
Nordic American Tankers Ltd.[b]	625,036	7,444,179
Northern Oil and Gas Inc.[a,b]	425,187	3,278,192
Pacific Ethanol Inc.[a,b]	156,769	1,691,537
PDC Energy Inc.[a,b]	259,783	14,038,673
Penn Virginia Corp.[a,b]	458,490	2,971,015
PetroCorp Inc. Escrow[a]	19,086	—
PetroQuest Energy Inc.[a]	39,105	89,941
Renewable Energy Group Inc.[a,b]	242,476	2,235,629
Resolute Energy Corp.[a,b]	547,342	308,372
REX American Resources Corp.[a,b]	8,951	544,310
Rosetta Resources Inc.[a,b]	452,462	7,700,903
RSP Permian Inc.[a,b]	127,268	3,205,881
Sanchez Energy Corp.[a,b]	140,631	1,829,609
Scorpio Tankers Inc.	1,151,021	10,842,618
Ship Finance International Ltd.[b]	412,380	6,103,224
Stone Energy Corp.[a,b]	396,292	5,817,567
Swift Energy Co.[a,b]	307,754	664,749
Teekay Tankers Ltd. Class Ab	560,298	3,216,111
TransAtlantic Petroleum Ltd.[a,b]	76,914	410,721
Triangle Petroleum Corp.[a,b]	205,682	1,034,580
VAALCO Energy Inc.[a,b]	349,842	857,113
W&T Offshore Inc.[b]	151,492	774,124
Warren Resources Inc.[a,b]	515,731	459,001
Westmoreland Coal Co.[a]	104,820	2,804,983

		137,124,832
PAPER & FOREST PRODUCTS — 0.67%
Louisiana-Pacific Corp.[a]	988,578	16,321,423

Security	Shares	Value

Neenah Paper Inc.	56,414	$3,528,131
PH Glatfelter Co.	189,359	5,213,053
Resolute Forest Products Inc.[a,b]	458,416	7,907,676
Schweitzer-Mauduit International Inc.	181,705	8,380,235
Wausau Paper Corp.	21,264	202,646

		41,553,164
PERSONAL PRODUCTS — 0.18%
Elizabeth Arden Inc.[a,b]	182,136	2,841,322
Female Health Co. (The)	45,234	128,012
Inter Parfums Inc.	108,574	3,541,684
Nature’s Sunshine Products Inc.	76,483	1,003,457
Nutraceutical International Corp.[a]	60,882	1,199,375
Revlon Inc. Class Aa,b	60,673	2,499,728
Synutra International Inc.[a]	13,686	87,590

		11,301,168
PHARMACEUTICALS — 0.52%
Amphastar Pharmaceuticals Inc.[a,b]	6,478	96,911
Catalent Inc.[a,b]	34,406	1,071,747
Dermira Inc.[a]	6,762	103,797
Flex Pharma Inc.[a]	4,696	92,041
Impax Laboratories Inc.[a,b]	396,084	18,564,457
Intersect ENT Inc.[a]	16,988	438,800
Medicines Co. (The)[a,b]	41,994	1,176,672
Nektar Therapeutics[a,b]	388,877	4,277,647
Omeros Corp.[a,b]	19,387	427,096
Revance Therapeutics Inc.[a,b]	22,921	475,152
Sagent Pharmaceuticals Inc.[a,b]	30,555	710,404
SciClone Pharmaceuticals Inc.[a]	139,196	1,233,276
Theravance Biopharma Inc.[a,b]	9,100	157,885
Theravance Inc.[b]	31,783	499,629
XenoPort Inc.[a]	360,426	2,566,233
ZS Pharma Inc.[a,b]	5,962	250,881

		32,142,628
PROFESSIONAL SERVICES — 1.16%
Acacia Research Corp.	352,941	3,776,469
CBIZ Inc.[a,b]	294,174	2,744,643
CDI Corp.	99,126	1,392,720
CRA International Inc.[a]	66,490	2,069,169
Franklin Covey Co.[a]	34,198	658,653
FTI Consulting Inc.[a,b]	287,375	10,765,068
GP Strategies Corp.[a,b]	28,982	1,072,334
Heidrick & Struggles International Inc.	127,917	3,144,200
Hill International Inc.[a]	34,838	125,068
Huron Consulting Group Inc.[a,b]	148,744	9,839,416
ICF International Inc.[a]	140,599	5,743,469
Kelly Services Inc. Class A	192,362	3,354,793
Korn/Ferry International	170,741	5,612,257
Navigant Consulting Inc.[a]	346,446	4,489,940
Paylocity Holding Corp.[a]	40,766	1,167,538
Pendrell Corp.[a]	1,152,196	1,497,855
Resources Connection Inc.	271,555	4,752,213
RPX Corp.[a,b]	332,472	4,784,272
TriNet Group Inc.[a]	76,505	2,695,271
VSE Corp.	29,294	2,398,593

		72,083,941

70

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.38%
Acadia Realty Trust[b]	478,363	$16,685,301
AG Mortgage Investment Trust Inc.[b]	199,225	3,753,399
Agree Realty Corp.	122,484	4,038,297
Alexander’s Inc.[b]	989	451,558
Altisource Residential Corp.[b]	399,230	8,327,938
American Assets Trust Inc.	190,941	8,263,927
American Capital Mortgage Investment Corp.	359,966	6,464,989
American Residential Properties Inc.[a,b]	225,710	4,060,523
Anworth Mortgage Asset Corp.	745,568	3,794,941
Apollo Commercial Real Estate Finance Inc.[b]	409,685	7,038,388
Apollo Residential Mortgage Inc.	225,092	3,590,217
Ares Commercial Real Estate Corp.[b]	200,728	2,218,044
Armada Hoffler Properties Inc.	174,949	1,864,956
ARMOUR Residential REIT Inc.[b]	2,494,392	7,907,223
Ashford Hospitality Prime Inc.	168,585	2,827,170
Ashford Hospitality Trust Inc.[b]	557,048	5,358,802
Associated Estates Realty Corp.	405,280	10,002,310
Aviv REIT Inc.[b]	126,656	4,622,944
Campus Crest Communities Inc.[b]	454,515	3,254,327
Capstead Mortgage Corp.[b]	668,902	7,872,977
CareTrust REIT Inc.	9,469	128,400
CatchMark Timber Trust Inc. Class Ab	133,276	1,561,995
Cedar Realty Trust Inc.	593,720	4,446,963
Chambers Street Properties[b]	1,663,391	13,107,521
Chatham Lodging Trust[b]	267,320	7,861,881
Chesapeake Lodging Trust	384,958	13,023,129
Colony Financial Inc.[b]	752,449	19,503,478
CorEnergy Infrastructure Trust Inc.[b]	325,566	2,256,172
Cousins Properties Inc.[b]	1,541,353	16,338,342
CubeSmart	1,136,725	27,451,909
CyrusOne Inc.[b]	229,688	7,147,891
CYS Investments Inc.[b]	1,140,302	10,160,091
DCT Industrial Trust Inc.	576,041	19,965,581
DiamondRock Hospitality Co.[b]	1,371,039	19,372,781
DuPont Fabros Technology Inc.[b]	305,720	9,990,930
Dynex Capital Inc.	384,130	3,253,581
Easterly Government Properties Inc.[a]	74,782	1,200,251
EastGroup Properties Inc.[b]	20,219	1,215,971
Education Realty Trust Inc.[b]	269,913	9,549,522
EPR Properties[b]	400,807	24,060,444
Equity One Inc.	462,413	12,341,803
Excel Trust Inc.[b]	426,567	5,980,469
FelCor Lodging Trust Inc.	874,332	10,046,075
First Industrial Realty Trust Inc.[b]	771,392	16,530,931
First Potomac Realty Trust[b]	413,947	4,921,830
Franklin Street Properties Corp.	632,606	8,110,009
GEO Group Inc. (The)	508,605	22,246,383
Getty Realty Corp.[b]	179,503	3,266,955
Gladstone Commercial Corp.	142,879	2,658,978
Government Properties Income Trust[b]	460,751	10,528,160
Gramercy Property Trust Inc.[b]	328,259	9,214,230
Great Ajax Corp.[a]	29,974	435,522
Hannon Armstrong Sustainable Infrastructure Capital Inc.	184,547	3,373,519
Hatteras Financial Corp.	678,069	12,313,733
Healthcare Realty Trust Inc.	673,000	18,695,940
Hersha Hospitality Trust	1,412,685	9,140,072
Highwoods Properties Inc.[b]	632,146	28,939,644
Hudson Pacific Properties Inc.	459,750	15,259,103
InfraREIT Inc.[a]	138,851	3,969,750
Inland Real Estate Corp.	614,168	6,565,456
Invesco Mortgage Capital Inc.[b]	864,414	13,424,349

Security	Shares	Value

Investors Real Estate Trust	789,683	$5,922,623
iStar Financial Inc.[a,b]	597,119	7,762,547
Kite Realty Group Trust	231,337	6,516,763
LaSalle Hotel Properties[b]	783,274	30,438,028
Lexington Realty Trust[b]	1,441,681	14,171,724
LTC Properties Inc.	244,940	11,267,240
Mack-Cali Realty Corp.[b]	622,916	12,009,821
Medical Properties Trust Inc.[b]	1,456,775	21,472,864
Monmouth Real Estate Investment Corp.[b]	392,712	4,363,030
New Residential Investment Corp.	990,120	14,881,504
New York Mortgage Trust Inc.[b]	733,729	5,693,737
New York REIT Inc.[b]	1,139,186	11,938,669
One Liberty Properties Inc.[b]	86,317	2,107,861
Owens Realty Mortgage Inc.[b]	75,604	1,132,548
Parkway Properties Inc./Md	554,135	9,614,242
Pebblebrook Hotel Trust[b]	500,832	23,323,746
Pennsylvania REIT	483,380	11,228,917
PennyMac Mortgage Investment Trust[c]	500,253	10,650,386
Physicians Realty Trust	490,886	8,644,502
PS Business Parks Inc.	67,943	5,641,987
RAIT Financial Trust[b]	569,151	3,904,376
Ramco-Gershenson Properties Trust	543,371	10,106,701
Redwood Trust Inc.[b]	583,251	10,422,695
Resource Capital Corp.[b]	912,334	4,141,996
Retail Opportunity Investments Corp.[b]	634,947	11,619,530
Rexford Industrial Realty Inc.	403,695	6,382,418
RLJ Lodging Trust[b]	918,199	28,748,811
Rouse Properties Inc.[b]	260,565	4,940,312
Ryman Hospitality Properties Inc.[b]	148,792	9,062,921
Sabra Health Care REIT Inc.[b]	25,167	834,286
Saul Centers Inc.	8,937	511,196
Select Income REIT[b]	258,873	6,469,236
Silver Bay Realty Trust Corp.	255,136	4,122,998
Sovran Self Storage Inc.[b]	32,919	3,092,411
STAG Industrial Inc.[b]	398,418	9,370,791
Starwood Waypoint Residential Trust[b]	275,393	7,118,909
STORE Capital Corp.[b]	221,082	5,162,265
Strategic Hotels & Resorts Inc.[a]	436,398	5,424,427
Summit Hotel Properties Inc.	601,995	8,470,070
Sunstone Hotel Investors Inc.	1,440,630	24,015,302
Terreno Realty Corp.	299,214	6,822,079
Trade Street Residential Inc.[b]	130,315	933,055
UMH Properties Inc.[b]	127,708	1,286,020
Urstadt Biddle Properties Inc. Class A	66,025	1,522,537
Washington REIT[b]	467,849	12,926,668
Western Asset Mortgage Capital Corp.[b]	294,872	4,446,670
Whitestone REIT[b]	157,502	2,501,132

		955,100,526
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.65%
Alexander & Baldwin Inc.	342,138	14,773,519
Altisource Asset Management Corp.[a]	1,816	336,196
AV Homes Inc.[a,b]	79,726	1,272,427
Consolidated-Tomoka Land Co.	21,433	1,278,693
Forestar Group Inc.[a,b]	223,146	3,519,012
FRP Holdings Inc.[a,b]	47,156	1,716,478
Kennedy-Wilson Holdings Inc.	465,104	12,157,819
RE/MAX Holdings Inc. Class A	74,697	2,480,687
St. Joe Co. (The)[a,b]	18,349	340,557
Tejon Ranch Co.[a,b]	88,559	2,342,386

		40,217,774

71

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

ROAD & RAIL — 0.41%
ArcBest Corp.	14,645	$554,899
Celadon Group Inc.	138,431	3,768,092
Marten Transport Ltd.	97,783	2,268,566
PAM Transportation Services Inc.[a]	17,141	981,665
Patriot Transportation Holding Inc.[a,b]	15,718	392,478
Quality Distribution Inc.[a]	145,069	1,498,563
Roadrunner Transportation Systems Inc.[a,b]	124,435	3,144,472
Universal Truckload Services Inc.	17,287	435,287
USA Truck Inc.[a,b]	43,986	1,217,972
Werner Enterprises Inc.	247,161	7,763,327
YRC Worldwide Inc.[a,b]	182,837	3,283,753

		25,309,074
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.64%
Advanced Energy Industries Inc.[a,b]	25,983	666,724
Alpha & Omega Semiconductor Ltd.[a]	151,707	1,351,709
Amkor Technology Inc.[a,b]	287,766	2,542,413
Audience Inc.[a,b]	98,320	446,373
Axcelis Technologies Inc.[a]	781,947	1,861,034
Brooks Automation Inc.	438,150	5,095,684
Cabot Microelectronics Corp.[a]	27,594	1,378,872
Cascade Microtech Inc.[a]	84,063	1,141,576
CEVA Inc.[a,b]	147,508	3,144,871
Cirrus Logic Inc.[a,b]	306,952	10,209,224
Cohu Inc.	177,495	1,941,795
Diodes Inc.[a]	81,097	2,316,130
DSP Group Inc.[a]	155,741	1,865,777
Entegris Inc.[a]	438,434	6,002,161
Entropic Communications Inc.[a]	582,756	1,724,958
Exar Corp.[a,b]	238,745	2,399,387
Fairchild Semiconductor International Inc.[a]	821,312	14,931,452
FormFactor Inc.[a]	390,302	3,461,979
Integrated Device Technology Inc.[a]	249,686	4,998,714
Integrated Silicon Solution Inc.	212,317	3,798,351
Intersil Corp. Class A	903,936	12,944,364
IXYS Corp.	171,827	2,116,909
Kopin Corp.[a]	463,886	1,632,879
Microsemi Corp.[a]	215,378	7,624,381
MKS Instruments Inc.	376,068	12,714,859
Nanometrics Inc.[a,b]	74,977	1,261,113
NVE Corp.	19,688	1,356,897
OmniVision Technologies Inc.[a]	394,341	10,398,772
Pericom Semiconductor Corp.	155,981	2,413,026
Photronics Inc.[a,b]	463,997	3,943,975
PMC-Sierra Inc.[a]	836,873	7,766,181
QuickLogic Corp.[a,b]	22,839	44,079
Rubicon Technology Inc.[a,b]	167,117	658,441
Rudolph Technologies Inc.[a,b]	203,448	2,241,997
Silicon Laboratories Inc.[a,b]	95,212	4,833,913
Tessera Technologies Inc.	156,480	6,303,014
Ultra Clean Holdings Inc.[a]	141,673	1,012,962
Ultratech Inc.[a]	160,903	2,790,058
Veeco Instruments Inc.[a,b]	282,027	8,615,925
Vitesse Semiconductor Corp.[a,b]	18,248	96,897
Xcerra Corp.[a]	222,019	1,973,749

		164,023,575
SOFTWARE — 1.21%
A10 Networks Inc.[a,b]	7,750	33,558

Security	Shares	Value

Bottomline Technologies de Inc.[a,b]	44,484	$1,217,527
Covisint Corp.[a]	261,710	531,271
Ebix Inc.[b]	197,327	5,994,794
EnerNOC Inc.[a,b]	142,461	1,624,055
Epiq Systems Inc.	206,813	3,708,157
ePlus Inc.[a]	34,627	3,010,125
Globant SAa	13,569	285,763
Glu Mobile Inc.[a]	58,046	290,811
HubSpot Inc.[a]	11,528	459,967
Infoblox Inc.[a,b]	51,040	1,218,325
Mentor Graphics Corp.	679,297	16,323,507
MobileIron Inc.[a]	24,909	230,657
Model N Inc.[a]	40,166	480,385
Paycom Software Inc.[a,b]	45,746	1,466,617
Progress Software Corp.[a]	361,644	9,825,868
QAD Inc. Class A	6,178	149,508
Rosetta Stone Inc.[a,b]	149,033	1,134,141
Rubicon Project Inc. (The)[a]	4,830	86,554
Sapiens International Corp. NVa	150,240	1,231,968
SeaChange International Inc.[a,b]	231,029	1,813,578
Silver Spring Networks Inc.[a,b]	14,974	133,868
Take-Two Interactive Software Inc.[a]	540,438	13,756,849
TeleCommunication Systems Inc. Class Aa	343,945	1,317,309
Telenav Inc.[a,b]	191,198	1,514,288
TiVo Inc.[a,b]	440,742	4,676,273
TubeMogul Inc.[a,b]	15,683	216,739
Varonis Systems Inc.[a,b]	3,343	85,781
Verint Systems Inc.[a]	23,004	1,424,638
Vringo Inc.[a,b]	69,419	45,150
Workiva Inc.[a]	14,503	208,843
Yodlee Inc.[a,b]	14,059	189,234
Zendesk Inc.[a]	6,944	157,559

		74,843,667
SPECIALTY RETAIL — 3.23%
Aeropostale Inc.[a,b]	552,112	1,915,829
America’s Car-Mart Inc./TXa	46,231	2,508,032
American Eagle Outfitters Inc.	1,362,902	23,278,366
Barnes & Noble Inc.[a,b]	286,144	6,795,920
bebe stores inc.	220,910	801,903
Big 5 Sporting Goods Corp.	129,571	1,719,407
Boot Barn Holdings Inc.[a,b]	22,243	532,053
Brown Shoe Co. Inc.	158,318	5,192,830
Build-A-Bear Workshop Inc.[a]	24,395	479,362
Cato Corp. (The) Class A	163,613	6,479,075
Children’s Place Inc. (The)	155,238	9,964,727
Citi Trends Inc.[a]	110,754	2,990,358
Destination Maternity Corp.	82,951	1,249,242
Destination XL Group Inc.[a,b]	203,063	1,003,131
Express Inc.[a]	554,306	9,162,678
Finish Line Inc. (The) Class A	255,010	6,252,845
Genesco Inc.[a,b]	153,719	10,949,404
Group 1 Automotive Inc.	138,969	11,997,194
Guess? Inc.	429,106	7,977,081
Haverty Furniture Companies Inc.	141,447	3,519,201
hhgregg Inc.[a,b]	52,691	322,996
Kirkland’s Inc.[a]	42,397	1,006,929
MarineMax Inc.[a]	173,905	4,610,222
Men’s Wearhouse Inc. (The)	68,722	3,587,288
New York & Co. Inc.[a]	97,951	244,877
Office Depot Inc.[a,b]	3,750,847	34,507,792
Pacific Sunwear of California Inc.[a]	70,269	193,942

72

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

Pep Boys-Manny Moe & Jack (The)[a]	373,803	$3,595,985
Rent-A-Center Inc./TX	371,344	10,189,679
Sears Hometown and Outlet Stores Inc.[a,b]	81,478	629,010
Shoe Carnival Inc.	106,276	3,128,765
Sonic Automotive Inc. Class A	278,254	6,928,525
Sportsman’s Warehouse Holdings Inc.[a,b]	42,928	342,995
Stage Stores Inc.	222,378	5,096,904
Stein Mart Inc.	194,882	2,426,281
Systemax Inc.[a]	79,603	972,749
Tilly’s Inc. Class Aa,b	74,411	1,164,532
Vitamin Shoppe Inc.[a,b]	107,445	4,425,660
West Marine Inc.[a]	123,004	1,140,247
Zumiez Inc.[a,b]	30,131	1,212,773

		200,496,789
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.22%
Eastman Kodak Co.[a,b]	123,929	2,353,412
Intevac Inc.[a]	167,851	1,030,605
QLogic Corp.[a,b]	614,293	9,054,679
Quantum Corp.[a,b]	915,146	1,464,233

		13,902,929
TEXTILES, APPAREL & LUXURY GOODS — 0.52%
Columbia Sportswear Co.	62,720	3,819,648
Crocs Inc.[a,b]	476,164	5,623,497
Culp Inc.	53,284	1,425,347
Iconix Brand Group Inc.[a,b]	220,508	7,424,504
Movado Group Inc.	70,632	2,014,425
Perry Ellis International Inc.[a]	85,447	1,978,952
Quiksilver Inc.[a,b]	366,147	677,372
Sequential Brands Group Inc.[a,b]	25,240	270,068
Skechers U.S.A. Inc. Class Aa,b	71,283	5,125,961
Unifi Inc.[a,b]	102,969	3,716,151

		32,075,925
THRIFTS & MORTGAGE FINANCE — 2.92%
Anchor BanCorp Wisconsin Inc.[a]	46,104	1,601,192
Astoria Financial Corp.[b]	609,170	7,888,751
Bank Mutual Corp.	327,219	2,395,243
BankFinancial Corp.	130,967	1,720,906
BBX Capital Corp.[a]	54,056	1,005,442
Beneficial Bancorp Inc.[a]	226,648	2,558,856
Brookline Bancorp Inc.	498,095	5,005,855
Capitol Federal Financial Inc.	1,005,154	12,564,425
Charter Financial Corp./MD	118,847	1,366,741
Clifton Bancorp Inc.[b]	185,904	2,623,105
Dime Community Bancshares Inc.	230,272	3,707,379
EverBank Financial Corp.	640,346	11,545,438
Federal Agricultural Mortgage Corp. Class C	73,243	2,064,720
First Defiance Financial Corp.	67,923	2,229,233
First Financial Northwest Inc.	96,092	1,186,736
Flagstar Bancorp Inc.[a]	142,494	2,067,588
Fox Chase Bancorp Inc.	85,298	1,435,565
Home Loan Servicing Solutions Ltd.[b]	496,160	8,206,486
HomeStreet Inc.[a]	156,831	2,873,144
Kearny Financial Corp.[a,b]	88,680	1,204,274
Ladder Capital Corp.[a]	107,102	1,982,458
LendingTree Inc.[a,b]	25,022	1,401,482
Meta Financial Group Inc.	43,094	1,712,125
MGIC Investment Corp.[a]	1,388,971	13,375,791

Security	Shares	Value

NMI Holdings Inc. Class Aa,b	354,836	$2,657,722
Northfield Bancorp Inc.	334,340	4,954,919
Northwest Bancshares Inc.	665,917	7,891,116
OceanFirst Financial Corp.	94,250	1,627,698
Oritani Financial Corp.	321,092	4,671,889
PennyMac Financial Services Inc. Class Aa,c	93,191	1,581,451
Provident Financial Services Inc.	424,092	7,909,316
Radian Group Inc.[b]	1,069,211	17,952,053
Stonegate Mortgage Corp.[a,b]	85,599	926,181
Territorial Bancorp Inc.	61,437	1,459,743
TrustCo Bank Corp. NY	665,067	4,575,661
United Community Financial Corp./OH	355,787	1,942,597
United Financial Bancorp Inc.	290,057	3,605,409
Walker & Dunlop Inc.[a]	120,901	2,143,575
Washington Federal Inc.	710,796	15,498,907
Waterstone Financial Inc.	241,542	3,101,399
WSFS Financial Corp.	62,896	4,756,824

		180,979,395
TOBACCO — 0.20%
Alliance One International Inc.[a]	619,794	681,773
Universal Corp./VA	162,181	7,648,456
Vector Group Ltd.	197,435	4,337,647

		12,667,876
TRADING COMPANIES & DISTRIBUTORS — 0.72%
Aircastle Ltd.[b]	317,967	7,141,539
Applied Industrial Technologies Inc.	187,458	8,499,346
Beacon Roofing Supply Inc.[a]	269,824	8,445,491
CAI International Inc.[a,b]	115,071	2,827,294
Houston Wire & Cable Co.	124,720	1,213,525
Kaman Corp.	93,256	3,956,852
Neff Corp.[a]	52,718	555,648
Rush Enterprises Inc. Class Aa,b	39,619	1,083,976
TAL International Group Inc.	156,848	6,388,419
Textainer Group Holdings Ltd.[b]	114,722	3,440,513
Titan Machinery Inc.[a,b]	102,643	1,370,284

		44,922,887
TRANSPORTATION INFRASTRUCTURE — 0.08%
Wesco Aircraft Holdings Inc.[a,b]	309,049	4,734,631

		4,734,631
WATER UTILITIES — 0.46%
American States Water Co.	254,112	10,136,528
Artesian Resources Corp. Class A	54,599	1,167,872
California Water Service Group	336,098	8,237,762
Connecticut Water Service Inc.	76,490	2,778,882
Middlesex Water Co.	112,338	2,556,813
SJW Corp.	88,022	2,720,760
York Water Co. (The)	34,239	831,323

		28,429,940
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[a,b]	164,482	1,240,194
Leap Wireless International Inc.	304,489	767,312
NTELOS Holdings Corp.	66,607	319,714
Shenandoah Telecommunications Co.	25,042	780,309

73

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2015

Security	Shares	Value

Spok Holdings Inc.	152,267	$2,918,958

		6,026,487

TOTAL COMMON STOCKS
(Cost: $5,978,761,859)		6,195,358,376

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	89,598	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS — 10.80%

MONEY MARKET FUNDS — 10.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	627,170,438	627,170,438
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	36,231,896	36,231,896
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	6,958,375	6,958,375

		670,360,709

TOTAL SHORT-TERM INVESTMENTS
(Cost: $670,360,709)		670,360,709

TOTAL INVESTMENTS IN SECURITIES — 110.58%
(Cost: $6,649,122,568)		6,865,719,086
Other Assets, Less Liabilities — (10.58)%		(656,864,050)

NET ASSETS — 100.00%		$6,208,855,036

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	102	Jun. 2015	ICE Markets Equity	$12,738,780	$357,253

See notes to financial statements.

74

Schedule of Investments

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.93%
Aerovironment Inc.[a]	517	$13,706
American Science & Engineering Inc.	88	4,300
Astronics Corp.[a]	953	70,236
B/E Aerospace Inc.	5,160	328,279
Boeing Co. (The)	35,979	5,399,728
Cubic Corp.	61	3,158
Curtiss-Wright Corp.	606	44,808
Ducommun Inc.[a]	197	5,102
GenCorp. Inc.[a]	2,895	67,135
HEICO Corp.	3,312	202,264
Hexcel Corp.	4,847	249,233
Honeywell International Inc.	38,640	4,030,538
Huntington Ingalls Industries Inc.	2,030	284,504
KLX Inc.[a]	2,625	101,168
Lockheed Martin Corp.	13,371	2,713,778
Moog Inc. Class Aa	159	11,933
Precision Castparts Corp.	7,146	1,500,660
Rockwell Collins Inc.	5,929	572,445
SIFCO Industries Inc.	22	479
Sparton Corp.[a]	488	11,956
Spirit AeroSystems Holdings Inc. Class Aa	5,611	292,950
TASER International Inc.[a,b]	2,789	67,243
Teledyne Technologies Inc.[a]	419	44,720
TransDigm Group Inc.	2,617	572,390
Triumph Group Inc.	590	35,235
United Technologies Corp.	5,083	595,728

		17,223,676
AIR FREIGHT & LOGISTICS — 0.96%
CH Robinson Worldwide Inc.	7,379	540,290
Echo Global Logistics Inc.[a]	1,124	30,640
Expeditors International of Washington Inc.	9,802	472,260
FedEx Corp.	6,255	1,034,890
Forward Air Corp.	1,603	87,043
Hub Group Inc. Class Aa	1,790	70,329
Park-Ohio Holdings Corp.	405	21,331
United Parcel Service Inc. Class B	34,927	3,385,824
XPO Logistics Inc.[a,b]	497	22,599

		5,665,206
AIRLINES — 0.95%
Alaska Air Group Inc.	6,208	410,845
Allegiant Travel Co.	681	130,950
American Airlines Group Inc.	35,503	1,873,848
Copa Holdings SA Class A	1,283	129,545
Delta Air Lines Inc.	2,158	97,024
Hawaiian Holdings Inc.[a]	2,199	48,433
JetBlue Airways Corp.[a,b]	1,717	33,052
Southwest Airlines Co.	30,424	1,347,783
Spirit Airlines Inc.[a]	3,622	280,198
United Continental Holdings Inc.[a]	18,481	1,242,847
Virgin America Inc.[a,b]	164	4,986

		5,599,511

Security	Shares	Value

AUTO COMPONENTS — 0.46%
American Axle & Manufacturing Holdings Inc.[a,b]	3,284	$84,826
BorgWarner Inc.	11,314	684,271
Cooper Tire & Rubber Co.	202	8,654
Cooper-Standard Holding Inc.[a]	33	1,954
Dana Holding Corp.	4,163	88,089
Dorman Products Inc.[a,b]	1,334	66,366
Drew Industries Inc.	1,231	75,756
Fox Factory Holding Corp.[a]	538	8,253
Gentex Corp./MI	8,368	153,134
Gentherm Inc.[a]	1,681	84,907
Goodyear Tire & Rubber Co. (The)	13,741	372,106
Johnson Controls Inc.	8,812	444,477
Lear Corp.	3,244	359,500
Metaldyne Performance Group Inc.[a]	330	5,947
Modine Manufacturing Co.[a]	682	9,187
Motorcar Parts of America Inc.[a]	1,004	27,901
Remy International Inc.	45	999
Shiloh Industries Inc.[a]	389	5,462
Standard Motor Products Inc.	522	22,060
Stoneridge Inc.[a,b]	1,164	13,142
Strattec Security Corp.	135	9,968
Tenneco Inc.[a]	3,063	175,877
Tower International Inc.[a]	995	26,467

		2,729,303
AUTOMOBILES — 0.29%
Harley-Davidson Inc.	10,783	654,959
Tesla Motors Inc.[a,b]	4,710	889,107
Thor Industries Inc.	2,231	141,021
Winnebago Industries Inc.[b]	1,356	28,829

		1,713,916
BANKS — 0.13%
Bank of the Ozarks Inc.	3,881	143,325
Cardinal Financial Corp.	88	1,758
CommunityOne Bancorp[a]	32	315
Eagle Bancorp Inc.[a]	1,001	38,439
First Financial Bankshares Inc.	1,724	47,652
Home BancShares Inc./AR	2,126	72,050
Independent Bank Group Inc.	186	7,237
Investors Bancorp Inc.	2,033	23,827
LegacyTexas Financial Group Inc.	199	4,523
ServisFirst Bancshares Inc.	15	495
Signature Bank/New York NYa	2,291	296,868
Square 1 Financial Inc.[a]	97	2,597
SVB Financial Group[a]	232	29,473
Texas Capital Bancshares Inc.[a]	854	41,547
Western Alliance Bancorp[a]	1,977	58,598

		768,704
BEVERAGES — 3.24%
Boston Beer Co. Inc. (The)[a]	401	107,227
Brown-Forman Corp. Class B	7,592	685,937
Coca-Cola Bottling Co. Consolidated	228	25,778
Coca-Cola Co. (The)	195,701	7,935,675
Coca-Cola Enterprises Inc.	11,607	513,029
Constellation Brands Inc. Class Aa	7,384	858,095
Craft Brew Alliance Inc.[a]	278	3,792
Dr. Pepper Snapple Group Inc.	9,718	762,669

1

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Monster Beverage Corp.[a]	7,080	$979,837
National Beverage Corp.[a]	544	13,279
PepsiCo Inc.	74,723	7,145,013

		19,030,331
BIOTECHNOLOGY — 6.30%
ACADIA Pharmaceuticals Inc.[a,b]	3,537	115,271
Acceleron Pharma Inc.[a]	780	29,687
Achillion Pharmaceuticals Inc.[a,b]	992	9,781
Acorda Therapeutics Inc.[a]	1,992	66,294
Actinium Pharmaceuticals Inc.[a,b]	974	2,406
Adamas Pharmaceuticals Inc.[a]	134	2,344
Aegerion Pharmaceuticals Inc.[a,b]	1,405	36,769
Agenus Inc.[a,b]	2,414	12,384
Agios Pharmaceuticals Inc.[a]	747	70,442
Akebia Therapeutics Inc.[a,b]	389	4,322
Alder Biopharmaceuticals Inc.[a]	397	11,457
Alexion Pharmaceuticals Inc.[a]	9,748	1,689,328
Alkermes PLC[a]	6,158	375,453
Alnylam Pharmaceuticals Inc.[a]	3,000	313,260
AMAG Pharmaceuticals Inc.[a]	659	36,021
Amgen Inc.	35,408	5,659,969
Anacor Pharmaceuticals Inc.[a]	584	33,784
Applied Genetic Technologies Corp./DEa	244	4,878
Ardelyx Inc.[a]	205	2,683
Arena Pharmaceuticals Inc.[a]	12,184	53,244
ARIAD Pharmaceuticals Inc.[a,b]	8,065	66,456
Array BioPharma Inc.[a,b]	5,820	42,893
Arrowhead Research Corp.[a,b]	2,527	17,095
Atara Biotherapeutics Inc.[a]	234	9,727
Auspex Pharmaceuticals Inc.[a]	484	48,531
Avalanche Biotechnologies Inc.[a]	295	11,953
Bellicum Pharmaceuticals Inc.[a]	365	8,457
BioCryst Pharmaceuticals Inc.[a,b]	2,724	24,598
Biogen Inc.[a]	11,703	4,941,475
BioMarin Pharmaceutical Inc.[a]	7,781	969,668
BioSpecifics Technologies Corp.[a]	174	6,812
BioTime Inc.[a,b]	2,358	11,719
Bluebird Bio Inc.[a]	1,213	146,494
Calithera Biosciences Inc.[a]	344	5,648
Cara Therapeutics Inc.[a,b]	441	4,432
Celgene Corp.[a]	39,513	4,555,059
Celldex Therapeutics Inc.[a,b]	4,373	121,876
Cellular Dynamics International Inc.[a]	445	7,311
Cepheid[a,b]	3,476	197,784
Chimerix Inc.[a]	1,486	56,007
Clovis Oncology Inc.[a,b]	1,189	88,259
Coherus Biosciences Inc.[a,b]	285	8,715
CTI BioPharma Corp.[a,b]	7,231	13,088
Cytori Therapeutics Inc.[a,b]	2,361	2,786
CytRx Corp.[a,b]	768	2,588
Dicerna Pharmaceuticals Inc.[a,b]	253	6,080
Dyax Corp.[a]	6,733	112,811
Eleven Biotherapeutics Inc.[a]	232	2,069
Emergent BioSolutions Inc.[a]	265	7,621
Enanta Pharmaceuticals Inc.[a,b]	486	14,881
Epizyme Inc.[a,b]	603	11,324
Esperion Therapeutics Inc.[a]	299	27,687
Exact Sciences Corp.[a,b]	4,346	95,699
Exelixis Inc.[a,b]	9,187	23,611
FibroGen Inc.[a]	384	12,050
Five Prime Therapeutics Inc.[a]	1,094	24,998
Flexion Therapeutics Inc.[a]	231	5,202
Foundation Medicine Inc.[a,b]	668	32,137

Security	Shares	Value

Galectin Therapeutics Inc.[a,b]	879	$2,945
Galena Biopharma Inc.[a,b]	5,739	7,977
Genocea Biosciences Inc.[a]	185	2,194
Genomic Health Inc.[a]	811	24,776
Gilead Sciences Inc.[a]	75,691	7,427,558
Halozyme Therapeutics Inc.[a,b]	5,127	73,214
Heron Therapeutics Inc.[a]	958	13,939
Hyperion Therapeutics Inc.[a]	601	27,586
Idera Pharmaceuticals Inc.[a,b]	4,160	15,434
Immune Design Corp.[a]	264	5,573
ImmunoGen Inc.[a,b]	4,155	37,187
Immunomedics Inc.[a,b]	4,311	16,511
Incyte Corp.[a]	7,155	655,827
Infinity Pharmaceuticals Inc.[a]	2,320	32,434
Inovio Pharmaceuticals Inc.[a,b]	2,614	21,330
Insmed Inc.[a]	2,425	50,440
Insys Therapeutics Inc.[a,b]	537	31,216
Intercept Pharmaceuticals Inc.[a,b]	655	184,723
Intrexon Corp.[a,b]	1,926	87,383
Invitae Corp.[a]	315	5,279
Ironwood Pharmaceuticals Inc.[a]	5,804	92,864
Isis Pharmaceuticals Inc.[a,b]	5,843	372,024
Juno Therapeutics Inc.[a]	449	27,236
Karyopharm Therapeutics Inc.[a,b]	775	23,723
Keryx Biopharmaceuticals Inc.[a,b]	5,105	64,987
Kindred Biosciences Inc.[a,b]	390	2,785
Kite Pharma Inc.[a]	375	21,630
KYTHERA Biopharmaceuticals Inc.[a,b]	841	42,176
Lexicon Pharmaceuticals Inc.[a,b]	10,251	9,680
Ligand Pharmaceuticals Inc.[a,b]	1,006	77,573
Loxo Oncology Inc.[a]	154	1,917
MacroGenics Inc.[a]	961	30,147
MannKind Corp.[a,b]	11,102	57,730
Medivation Inc.[a]	3,794	489,692
Merrimack Pharmaceuticals Inc.[a,b]	4,400	52,272
MiMedx Group Inc.[a,b]	4,832	50,253
Mirati Therapeutics Inc.[a]	343	10,057
Momenta Pharmaceuticals Inc.[a,b]	2,342	35,598
Myriad Genetics Inc.[a,b]	3,205	113,457
NanoViricides Inc.[a,b]	1,968	4,428
Navidea Biopharmaceuticals Inc.[a,b]	4,673	7,430
NeoStem Inc.[a,b]	532	1,351
Neuralstem Inc.[a,b]	3,357	6,378
Neurocrine Biosciences Inc.[a]	4,148	164,717
NewLink Genetics Corp.[a,b]	998	54,601
Northwest Biotherapeutics Inc.[a,b]	1,737	12,802
Novavax Inc.[a,b]	12,050	99,654
Ohr Pharmaceutical Inc.[a,b]	1,026	2,606
OncoMed Pharmaceuticals Inc.[a,b]	592	15,262
Oncothyreon Inc.[a]	3,461	5,641
Ophthotech Corp.[a,b]	673	31,315
OPKO Health Inc.[a,b]	9,735	137,945
Orexigen Therapeutics Inc.[a,b]	5,904	46,228
Organovo Holdings Inc.[a,b]	3,053	10,808
Osiris Therapeutics Inc.[a,b]	811	14,257
Otonomy Inc.[a]	306	10,820
PDL BioPharma Inc.	7,769	54,655
Peregrine Pharmaceuticals Inc.[a]	8,017	10,823
Pharmacyclics Inc.[a]	3,012	770,921
Portola Pharmaceuticals Inc.[a]	2,113	80,209
Progenics Pharmaceuticals Inc.[a,b]	787	4,706
Prothena Corp. PLC[a]	282	10,755
PTC Therapeutics Inc.[a,b]	1,108	67,422
Puma Biotechnology Inc.[a]	1,213	286,401
Radius Health Inc.[a,b]	447	18,399

2

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Raptor Pharmaceutical Corp.[a]	2,883	$31,338
Receptos Inc.[a]	1,083	178,576
Regado Biosciences Inc.[a,b]	751	916
Regeneron Pharmaceuticals Inc.[a]	3,887	1,754,903
Regulus Therapeutics Inc.[a]	839	14,213
Repligen Corp.[a,b]	1,635	49,639
Retrophin Inc.[a,b]	1,353	32,418
Sage Therapeutics Inc.[a,b]	250	12,558
Sangamo BioSciences Inc.[a]	3,204	50,239
Sarepta Therapeutics Inc.[a,b]	2,047	27,184
Seattle Genetics Inc.[a,b]	4,956	175,195
Spark Therapeutics Inc.[a]	348	26,970
Spectrum Pharmaceuticals Inc.[a]	758	4,601
Stemline Therapeutics Inc.[a]	937	13,558
Sunesis Pharmaceuticals Inc.[a,b]	2,868	7,027
Synageva BioPharma Corp.[a,b]	1,152	112,355
Synergy Pharmaceuticals Inc.[a,b]	4,695	21,691
Synta Pharmaceuticals Corp.[a]	4,324	8,389
T2 Biosystems Inc.[a,b]	244	3,787
TESARO Inc.[a]	1,052	60,385
TG Therapeutics Inc.[a]	1,522	23,561
Threshold Pharmaceuticals Inc.[a]	2,274	9,232
Tokai Pharmaceuticals Inc.[a,b]	242	2,735
Ultragenyx Pharmaceutical Inc.[a]	422	26,202
United Therapeutics Corp.[a,b]	2,336	402,808
Vanda Pharmaceuticals Inc.[a,b]	2,214	20,590
Verastem Inc.[a,b]	122	1,241
Versartis Inc.[a]	333	6,117
Vertex Pharmaceuticals Inc.[a]	11,672	1,376,946
Vitae Pharmaceuticals Inc.[a]	227	2,658
Vital Therapies Inc.[a,b]	258	6,453
Xencor Inc.[a]	684	10,479
XOMA Corp.[a,b]	3,564	12,973
Zafgen Inc.[a]	295	11,685
ZIOPHARM Oncology Inc.[a,b]	4,277	46,063

		37,050,924
BUILDING PRODUCTS — 0.34%
AAON Inc.	2,051	50,311
Advanced Drainage Systems Inc.	478	14,311
Allegion PLC	4,788	292,882
American Woodmark Corp.[a]	638	34,918
AO Smith Corp.	1,713	112,476
Apogee Enterprises Inc.	809	34,949
Armstrong World Industries Inc.[a]	2,200	126,434
Builders FirstSource Inc.[a,b]	2,278	15,194
Continental Building Products Inc.[a]	757	17,101
Fortune Brands Home & Security Inc.	3,386	160,767
Griffon Corp.	414	7,216
Insteel Industries Inc.	823	17,801
Lennox International Inc.	2,199	245,606
Masco Corp.	17,650	471,255
Masonite International Corp.[a]	186	12,510
NCI Building Systems Inc.[a]	1,338	23,121
Norcraft Companies Inc.[a]	372	9,512
Nortek Inc.[a]	480	42,360
Patrick Industries Inc.[a]	417	25,967
PGT Inc.[a]	2,237	24,998
Ply Gem Holdings Inc.[a,b]	1,087	14,131
Quanex Building Products Corp.	127	2,507
Simpson Manufacturing Co. Inc.	202	7,549
Trex Co. Inc.[a]	1,654	90,193

Security	Shares	Value

USG Corp.[a,b]	4,529	$120,924

		1,974,993
CAPITAL MARKETS — 1.16%
Affiliated Managers Group Inc.[a]	2,739	588,282
Ameriprise Financial Inc.	3,263	426,931
Artisan Partners Asset Management Inc.	1,329	60,416
BGC Partners Inc. Class A	2,332	22,037
BlackRock Inc.[c]	2,410	881,674
Charles Schwab Corp. (The)	9,262	281,935
CIFC Corp.	14	107
Cohen & Steers Inc.	925	37,879
Diamond Hill Investment Group Inc.	126	20,160
Eaton Vance Corp.	6,009	250,215
Evercore Partners Inc. Class A	1,616	83,483
Federated Investors Inc. Class B	3,497	118,513
Fifth Street Asset Management Inc.	168	1,893
Financial Engines Inc.	2,498	104,491
Franklin Resources Inc.	15,973	819,734
GAMCO Investors Inc. Class A	323	25,359
Greenhill & Co. Inc.	1,361	53,964
HFF Inc. Class A	1,589	59,651
INTL FCStone Inc.[a]	227	6,749
Invesco Ltd.	3,230	128,199
Ladenburg Thalmann Financial Services Inc.[a]	5,162	19,925
Lazard Ltd. Class A	6,048	318,064
Legg Mason Inc.	1,994	110,069
LPL Financial Holdings Inc.	4,257	186,712
Medley Management Inc.	168	1,846
Moelis & Co. Class A	40	1,205
NorthStar Asset Management Group Inc./New York	1,916	44,720
OM Asset Management PLC	657	12,247
Pzena Investment Management Inc. Class A	423	3,879
RCS Capital Corp. Class Ab	566	6,022
SEI Investments Co.	6,084	268,244
Silvercrest Asset Management Group Inc.	277	3,947
T Rowe Price Group Inc.	12,929	1,046,991
TD Ameritrade Holding Corp.	11,677	435,085
Virtus Investment Partners Inc.	346	45,246
Waddell & Reed Financial Inc. Class A	4,168	206,483
Westwood Holdings Group Inc.	343	20,683
WisdomTree Investments Inc.[b]	5,311	113,974

		6,817,014
CHEMICALS — 3.21%
A Schulman Inc.	329	15,858
Airgas Inc.	3,689	391,440
Albemarle Corp.	1,689	89,247
Axalta Coating Systems Ltd.[a,b]	1,598	44,137
Balchem Corp.	1,486	82,295
Cabot Corp.	197	8,865
Calgon Carbon Corp.	2,605	54,887
Celanese Corp. Series A	664	37,091
Chase Corp.	281	12,288
Chemtura Corp.[a,b]	3,570	97,425
Cytec Industries Inc.	417	22,535
Dow Chemical Co. (The)	9,575	459,408
Eastman Chemical Co.	6,805	471,314
Ecolab Inc.	13,154	1,504,555
EI du Pont de Nemours & Co.	42,778	3,057,344
Ferro Corp.[a]	3,508	44,025
Flotek Industries Inc.[a]	2,636	38,855
FMC Corp.	6,625	379,281

3

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

FutureFuel Corp.	257	$2,639
Hawkins Inc.	89	3,381
HB Fuller Co.	2,432	104,260
Huntsman Corp.	6,925	153,527
Innophos Holdings Inc.	617	34,774
Innospec Inc.	253	11,737
International Flavors & Fragrances Inc.	3,990	468,426
Koppers Holdings Inc.	1,041	20,487
Kronos Worldwide Inc.	127	1,607
LyondellBasell Industries NV Class A	20,674	1,815,177
Marrone Bio Innovations Inc.[a,b]	556	2,152
Minerals Technologies Inc.	464	33,918
Monsanto Co.	23,863	2,685,542
NewMarket Corp.	440	210,232
OMNOVA Solutions Inc.[a]	2,203	18,792
Platform Specialty Products Corp.[a,b]	4,676	119,986
PolyOne Corp.	4,401	164,377
PPG Industries Inc.	6,826	1,539,536
Praxair Inc.	14,437	1,743,123
Quaker Chemical Corp.	441	37,767
Rayonier Advanced Materials Inc.	240	3,576
Rentech Inc.[a]	7,039	7,884
RPM International Inc.	6,140	294,659
Scotts Miracle-Gro Co. (The) Class A	2,179	146,363
Senomyx Inc.[a]	2,072	9,138
Sensient Technologies Corp.	141	9,712
Sherwin-Williams Co. (The)	4,239	1,205,995
Sigma-Aldrich Corp.	2,704	373,828
Stepan Co.	432	17,997
Trecora Resources[a]	1,010	12,322
Trinseo SAa	131	2,594
Valspar Corp. (The)	4,167	350,153
Westlake Chemical Corp.	1,704	122,586
WR Grace & Co.[a,b]	3,228	319,152
Zep Inc.	456	7,766

		18,866,015
COMMERCIAL SERVICES & SUPPLIES — 0.61%
ARC Document Solutions Inc.[a]	2,011	18,561
Casella Waste Systems Inc. Class Aa	1,700	9,350
Cenveo Inc.[a,b]	1,315	2,814
Cintas Corp.	4,007	327,091
Clean Harbors Inc.[a]	2,185	124,064
Copart Inc.[a]	5,486	206,109
Covanta Holding Corp.	2,155	48,337
Deluxe Corp.	1,266	87,708
Healthcare Services Group Inc.	3,553	114,158
Heritage-Crystal Clean Inc.[a]	399	4,668
Herman Miller Inc.	2,846	79,005
HNI Corp.	2,022	111,554
InnerWorkings Inc.[a]	107	719
Interface Inc.	3,224	66,995
KAR Auction Services Inc.	2,732	103,625
Knoll Inc.	2,334	54,686
Mobile Mini Inc.	179	7,632
MSA Safety Inc.	1,459	72,775
Multi-Color Corp.	269	18,650
Performant Financial Corp.[a]	1,873	6,368
Pitney Bowes Inc.	4,505	105,056
Quest Resource Holding Corp.[a]	617	777
Rollins Inc.	4,622	114,302
RR Donnelley & Sons Co.	972	18,653
SP Plus Corp.[a]	729	15,929
Steelcase Inc. Class A	4,015	76,044

Security	Shares	Value

Stericycle Inc.[a]	4,183	$587,419
Team Inc.[a]	1,004	39,136
Tetra Tech Inc.	246	5,909
Tyco International PLC	18,485	795,964
U.S. Ecology Inc.	1,039	51,919
Waste Connections Inc.	3,671	176,722
Waste Management Inc.	2,329	126,302
West Corp.	975	32,887

		3,611,888
COMMUNICATIONS EQUIPMENT — 1.44%
ADTRAN Inc.	1,424	26,586
Aerohive Networks Inc.[a,b]	204	910
Alliance Fiber Optic Products Inc.	560	9,755
Applied Optoelectronics Inc.[a]	702	9,744
Arista Networks Inc.[a]	231	16,292
ARRIS Group Inc.[a]	6,126	177,011
Aruba Networks Inc.[a]	5,196	127,250
CalAmp Corp.[a]	1,852	29,984
Ciena Corp.[a,b]	5,104	98,558
Clearfield Inc.[a,b]	560	8,299
CommScope Holding Co. Inc.[a]	3,024	86,305
EchoStar Corp. Class Aa	524	27,101
Extreme Networks Inc.[a,b]	3,222	10,182
F5 Networks Inc.[a]	3,715	427,002
Finisar Corp.[a]	4,765	101,685
Harmonic Inc.[a]	628	4,653
Harris Corp.	1,054	83,013
Infinera Corp.[a,b]	5,036	99,058
InterDigital Inc./PA	1,867	94,732
Ixia[a]	320	3,882
Juniper Networks Inc.	4,396	99,262
KVH Industries Inc.[a]	633	9,571
Motorola Solutions Inc.	2,249	149,941
Numerex Corp. Class Aa	587	6,692
Palo Alto Networks Inc.[a]	2,732	399,091
ParkerVision Inc.[a,b]	3,832	3,181
Plantronics Inc.	1,924	101,876
Polycom Inc.[a]	3,081	41,285
Procera Networks Inc.[a,b]	182	1,709
QUALCOMM Inc.	83,275	5,774,288
Riverbed Technology Inc.[a]	7,820	163,516
Ruckus Wireless Inc.[a,b]	3,129	40,270
ShoreTel Inc.[a]	2,962	20,201
Sonus Networks Inc.[a]	2,373	18,699
TESSCO Technologies Inc.	14	345
Ubiquiti Networks Inc.	1,441	42,582
ViaSat Inc.[a]	2,015	120,114

		8,434,625
CONSTRUCTION & ENGINEERING — 0.13%
Aegion Corp.[a]	282	5,090
Argan Inc.	247	8,934
Chicago Bridge & Iron Co. NVb	4,879	240,340
Comfort Systems USA Inc.	560	11,782
Dycom Industries Inc.[a]	1,458	71,209
Fluor Corp.	4,444	254,019
Furmanite Corp.[a]	1,783	14,068
Great Lakes Dredge & Dock Corp.[a]	334	2,007
MasTec Inc.[a]	3,280	63,304
Primoris Services Corp.	1,885	32,403
Quanta Services Inc.[a,b]	2,503	71,411

4

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Sterling Construction Co. Inc.[a,b]	4	$18

		774,585
CONSTRUCTION MATERIALS — 0.12%
Eagle Materials Inc.	2,453	204,973
Headwaters Inc.[a]	3,714	68,115
Martin Marietta Materials Inc.	3,028	423,314
U.S. Concrete Inc.[a,b]	664	22,496
U.S. Lime & Minerals Inc.	88	5,676

		724,574
CONSUMER FINANCE — 0.73%
Ally Financial Inc.[a]	11,835	248,298
American Express Co.	44,760	3,496,651
Credit Acceptance Corp.[a,b]	340	66,300
Encore Capital Group Inc.[a,b]	905	37,639
First Cash Financial Services Inc.[a]	1,445	67,221
PRA Group Inc.[a,b]	2,457	133,464
Santander Consumer USA Holdings Inc.	291	6,734
SLM Corp.	7,018	65,127
Synchrony Financial[a]	4,539	137,759
World Acceptance Corp.[a,b]	394	28,731

		4,287,924
CONTAINERS & PACKAGING — 0.42%
AEP Industries Inc.[a]	233	12,824
AptarGroup Inc.	726	46,115
Avery Dennison Corp.	1,624	85,926
Ball Corp.	6,842	483,319
Berry Plastics Group Inc.[a]	2,465	89,208
Crown Holdings Inc.[a]	6,906	373,062
Graphic Packaging Holding Co.	16,408	238,572
Myers Industries Inc.	1,320	23,140
Owens-Illinois Inc.[a]	4,833	112,706
Packaging Corp. of America	4,837	378,205
Sealed Air Corp.	10,721	488,449
Silgan Holdings Inc.	2,139	124,340

		2,455,866
DISTRIBUTORS — 0.21%
Core-Mark Holding Co. Inc.	148	9,519
Genuine Parts Co.	7,104	662,022
LKQ Corp.[a]	14,971	382,659
Pool Corp.	2,263	157,867

		1,212,067
DIVERSIFIED CONSUMER SERVICES — 0.20%
2U Inc.[a]	190	4,860
American Public Education Inc.[a]	920	27,582
Bright Horizons Family Solutions Inc.[a]	1,483	76,033
Capella Education Co.	539	34,970
Carriage Services Inc.	131	3,127
Collectors Universe Inc.	331	7,467
Grand Canyon Education Inc.[a]	2,315	100,239
H&R Block Inc.	13,632	437,178
ITT Educational Services Inc.[a,b]	97	659
K12 Inc.[a]	713	11,208
Liberty Tax Inc.[a]	197	5,483
LifeLock Inc.[a,b]	3,897	54,987
Service Corp. International/U.S.	8,101	211,031

Security	Shares	Value

ServiceMaster Global Holdings Inc.[a]	1,349	$45,529
Sotheby’s	2,987	126,231
Strayer Education Inc.[a]	578	30,871
Weight Watchers International Inc.[a]	1,211	8,465

		1,185,920
DIVERSIFIED FINANCIAL SERVICES — 0.59%
CBOE Holdings Inc.	4,228	242,708
Intercontinental Exchange Inc.	2,420	564,513
Leucadia National Corp.	2,929	65,288
MarketAxess Holdings Inc.	1,843	152,785
McGraw Hill Financial Inc.	13,445	1,390,213
Moody’s Corp.	8,811	914,582
MSCI Inc.	2,572	157,689
On Deck Capital Inc.[a]	103	2,193

		3,489,971
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.91%
8x8 Inc.[a]	1,397	11,735
CenturyLink Inc.	1,712	59,150
Cincinnati Bell Inc.[a]	3,615	12,761
Cogent Communications Holdings Inc.	2,321	82,001
Consolidated Communications Holdings Inc.	1,724	35,170
Fairpoint Communications Inc.[a]	901	15,858
General Communication Inc. Class Aa	2,010	31,678
IDT Corp. Class B	682	12,105
inContact Inc.[a,b]	3,056	33,310
Inteliquent Inc.	1,554	24,460
Intelsat SAa,b	337	4,044
Level 3 Communications Inc.[a]	13,714	738,362
Lumos Networks Corp.	728	11,109
magicJack VocalTec Ltd.[a,b]	863	5,903
Premiere Global Services Inc.[a]	587	5,612
Verizon Communications Inc.	204,110	9,925,869
Windstream Holdings Inc.	27,678	204,817
Zayo Group Holdings Inc.[a]	413	11,547

		11,225,491
ELECTRIC UTILITIES — 0.05%
ITC Holdings Corp.	7,279	272,453
Spark Energy Inc. Class A	9	133

		272,586
ELECTRICAL EQUIPMENT — 0.68%
Acuity Brands Inc.	2,124	357,172
AMETEK Inc.	12,158	638,781
AZZ Inc.	1,284	59,822
Capstone Turbine Corp.[a,b]	15,183	9,869
Emerson Electric Co.	25,870	1,464,759
Encore Wire Corp.	754	28,562
EnerSys	552	35,460
Enphase Energy Inc.[a,b]	1,031	13,599
Franklin Electric Co. Inc.	2,161	82,421
FuelCell Energy Inc.[a,b]	10,848	13,560
Generac Holdings Inc.[a]	3,351	163,160
Hubbell Inc. Class B	462	50,644
Polypore International Inc.[a,b]	2,200	129,580
Power Solutions International Inc.[a,b]	203	13,051
Preformed Line Products Co.	10	421
Revolution Lighting Technologies Inc.[a,b]	1,345	1,493
Rockwell Automation Inc.	6,808	789,660

5

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Solarcity Corp.[a,b]	2,063	$105,791
TCP International Holdings Ltd.[a]	205	377
Thermon Group Holdings Inc.[a]	1,547	37,236
Vicor Corp.[a]	128	1,946

		3,997,364
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.65%
Amphenol Corp. Class A	15,525	914,888
Anixter International Inc.[a]	592	45,069
Avnet Inc.	1,365	60,743
Badger Meter Inc.	731	43,816
Belden Inc.	2,130	199,283
CDW Corp./DE	4,226	157,376
Cognex Corp.[a]	4,371	216,758
Coherent Inc.[a]	95	6,171
Control4 Corp.[a]	561	6,721
Corning Inc.	15,137	343,307
CUI Global Inc.[a]	668	3,914
Daktronics Inc.	1,261	13,631
DTS Inc./CAa	239	8,143
Electro Rent Corp.	51	578
FARO Technologies Inc.[a]	726	45,106
FEI Co.	2,075	158,406
FLIR Systems Inc.	4,985	155,931
InvenSense Inc.[a,b]	3,453	52,520
IPG Photonics Corp.[a,b]	1,668	154,624
Keysight Technologies Inc.[a]	1,175	43,651
Littelfuse Inc.	990	98,396
Maxwell Technologies Inc.[a,b]	1,388	11,187
Mesa Laboratories Inc.	133	9,603
Methode Electronics Inc.	1,843	86,695
MTS Systems Corp.	733	55,451
National Instruments Corp.	4,873	156,131
Newport Corp.[a]	1,736	33,088
OSI Systems Inc.[a]	229	17,006
Plexus Corp.[a]	574	23,402
RealD Inc.[a]	2,161	27,639
Rogers Corp.[a]	255	20,964
Speed Commerce Inc.[a,b]	1,896	1,211
SYNNEX Corp.	152	11,742
Trimble Navigation Ltd.[a,b]	13,015	327,978
Universal Display Corp.[a,b]	2,003	93,640
Viasystems Group Inc.[a]	14	245
Zebra Technologies Corp. Class Aa	2,465	223,613

		3,828,627
ENERGY EQUIPMENT & SERVICES — 1.61%
Aspen Aerogels Inc.[a]	164	1,194
Atwood Oceanics Inc.	681	19,143
Baker Hughes Inc.	1,758	111,774
Basic Energy Services Inc.[a]	1,559	10,804
C&J Energy Services Ltd.[a,b]	1,921	21,381
Cameron International Corp.[a]	6,092	274,871
CARBO Ceramics Inc.[b]	968	29,534
Dresser-Rand Group Inc.[a]	3,815	306,535
Dril-Quip Inc.[a]	1,911	130,693
FMC Technologies Inc.[a]	11,718	433,683
FMSA Holdings Inc.[a,b]	415	3,005
Forum Energy Technologies Inc.[a]	1,100	21,560
Frank’s International NV	207	3,871
Geospace Technologies Corp.[a,b]	58	958
Glori Energy Inc.[a,b]	594	1,265
Gulf Island Fabrication Inc.	266	3,953

Security	Shares	Value

Halliburton Co.	41,618	$1,826,198
Helmerich & Payne Inc.	3,196	217,552
Independence Contract Drilling Inc.[a,b]	173	1,206
ION Geophysical Corp.[a]	1,411	3,062
Matrix Service Co.[a]	1,278	22,442
Nabors Industries Ltd.	1,441	19,670
National Oilwell Varco Inc.	1,777	88,832
Nordic American Offshore Ltd.[a,b]	386	3,536
North Atlantic Drilling Ltd.[b]	915	1,061
Oceaneering International Inc.	4,903	264,419
Patterson-UTI Energy Inc.	3,611	67,796
PHI Inc.[a]	58	1,745
Pioneer Energy Services Corp.[a]	2,199	11,918
Profire Energy Inc.[a]	643	868
RigNet Inc.[a]	619	17,697
RPC Inc.	2,990	38,302
Schlumberger Ltd.	64,167	5,354,094
Seadrill Ltd.	5,121	47,881
Seventy Seven Energy Inc.[a,b]	424	1,760
Superior Energy Services Inc.	528	11,795
Tesco Corp.	150	1,705
U.S. Silica Holdings Inc.[b]	2,616	93,156
Unit Corp.[a]	154	4,309
Willbros Group Inc.[a]	1,947	6,444

		9,481,672
FOOD & STAPLES RETAILING — 1.95%
Andersons Inc. (The)	1,279	52,912
Casey’s General Stores Inc.	1,925	173,443
Chefs’ Warehouse Inc. (The)[a]	787	17,652
Costco Wholesale Corp.	20,447	3,097,618
CVS Health Corp.	8,188	845,083
Diplomat Pharmacy Inc.[a]	383	13,244
Fairway Group Holdings Corp.[a,b]	1,107	7,494
Fresh Market Inc. (The)[a,b]	2,144	87,132
Kroger Co. (The)	25,136	1,926,926
Liberator Medical Holdings Inc.	1,546	5,411
Natural Grocers by Vitamin Cottage Inc.[a,b]	430	11,872
PriceSmart Inc.	912	77,502
Rite Aid Corp.[a]	31,890	277,124
Smart & Final Stores Inc.[a]	351	6,178
Sprouts Farmers Market Inc.[a]	4,763	167,801
Sysco Corp.	10,913	411,748
United Natural Foods Inc.[a]	2,492	191,984
Wal-Mart Stores Inc.	8,032	660,632
Walgreens Boots Alliance Inc.	35,413	2,998,773
Whole Foods Market Inc.	7,942	413,619

		11,444,148
FOOD PRODUCTS — 1.78%
Alico Inc.	59	3,024
Archer-Daniels-Midland Co.	3,131	148,409
B&G Foods Inc.	2,486	73,163
Boulder Brands Inc.[a,b]	2,733	26,045
Cal-Maine Foods Inc.[b]	1,496	58,434
Calavo Growers Inc.	724	37,228
Campbell Soup Co.	5,647	262,868
Darling Ingredients Inc.[a]	1,586	22,220
Diamond Foods Inc.[a]	1,058	34,459
Farmer Bros. Co.[a]	405	10,024
Flowers Foods Inc.	8,560	194,654
Freshpet Inc.[a,b]	321	6,237
General Mills Inc.	30,306	1,715,320

6

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Hain Celestial Group Inc. (The)[a,b]	4,567	$292,516
Hershey Co. (The)	7,361	742,799
Hormel Foods Corp.	6,634	377,143
Ingredion Inc.	544	42,334
Inventure Foods Inc.[a]	670	7,497
J&J Snack Foods Corp.	749	79,918
Kellogg Co.	11,597	764,822
Keurig Green Mountain Inc.	6,964	778,088
Kraft Foods Group Inc.	29,340	2,555,954
Lancaster Colony Corp.	569	54,152
Lifeway Foods Inc.[a]	228	4,877
Limoneira Co.	601	13,102
McCormick & Co. Inc./MD	6,490	500,444
Mead Johnson Nutrition Co.	9,993	1,004,596
Pilgrim’s Pride Corp.[b]	412	9,307
Sanderson Farms Inc.[b]	972	77,420
Seaboard Corp.[a]	1	4,132
Tootsie Roll Industries Inc.[b]	944	32,010
TreeHouse Foods Inc.[a]	1,070	90,971
Tyson Foods Inc. Class A	809	30,985
WhiteWave Foods Co. (The)[a]	8,626	382,477

		10,437,629
HEALTH CARE EQUIPMENT & SUPPLIES — 2.03%
Abaxis Inc.	1,161	74,432
ABIOMED Inc.[a]	2,009	143,804
Accuray Inc.[a,b]	3,599	33,471
Align Technology Inc.[a]	4,044	217,507
Anika Therapeutics Inc.[a,b]	697	28,695
Antares Pharma Inc.[a,b]	7,052	19,111
AtriCure Inc.[a]	1,169	23,953
Atrion Corp.	73	25,222
Baxter International Inc.	26,744	1,831,964
Becton Dickinson and Co.	9,545	1,370,567
Boston Scientific Corp.[a]	6,136	108,914
Cantel Medical Corp.	1,724	81,890
Cardiovascular Systems Inc.[a]	1,292	50,440
Cerus Corp.[a,b]	4,861	20,270
Cooper Companies Inc. (The)	1,735	325,174
CR Bard Inc.	3,763	629,738
Cyberonics Inc.[a]	1,304	84,656
Cynosure Inc. Class Aa	400	12,268
DENTSPLY International Inc.	2,148	109,312
DexCom Inc.[a]	3,762	234,523
Edwards Lifesciences Corp.[a]	5,194	739,937
Endologix Inc.[a,b]	3,217	54,914
Entellus Medical Inc.[a]	153	3,351
GenMark Diagnostics Inc.[a]	1,996	25,908
Globus Medical Inc. Class Aa,b	3,192	80,566
Haemonetics Corp.[a]	228	10,242
Halyard Health Inc.[a]	1,920	94,464
HeartWare International Inc.[a,b]	850	74,605
Hill-Rom Holdings Inc.	182	8,918
Hologic Inc.[a]	3,820	126,156
IDEXX Laboratories Inc.[a]	2,336	360,865
Inogen Inc.[a]	255	8,157
Insulet Corp.[a]	2,818	93,980
Integra LifeSciences Holdings Corp.[a]	562	34,647
Intuitive Surgical Inc.[a]	1,639	827,744
K2M Group Holdings Inc.[a,b]	432	9,526
LDR Holding Corp.[a]	783	28,689
Masimo Corp.[a]	2,276	75,062
Meridian Bioscience Inc.	2,071	39,515
Natus Medical Inc.[a]	1,554	61,336

Security	Shares	Value

Neogen Corp.[a]	1,882	$87,946
Nevro Corp.[a]	320	15,338
NuVasive Inc.[a]	1,886	86,737
NxStage Medical Inc.[a]	2,944	50,931
Ocular Therapeutix Inc.[a,b]	256	10,748
OraSure Technologies Inc.[a]	173	1,131
Oxford Immunotec Global PLC[a]	1,098	15,460
Quidel Corp.[a,b]	1,388	37,448
ResMed Inc.	6,910	496,000
Rockwell Medical Inc.[a,b]	559	6,110
Roka Bioscience Inc.[a,b]	209	669
Second Sight Medical Products Inc.[a,b]	108	1,385
Sientra Inc.[a]	165	3,166
Sirona Dental Systems Inc.[a]	1,736	156,223
Spectranetics Corp. (The)[a]	2,041	70,945
St. Jude Medical Inc.	9,047	591,674
STAAR Surgical Co.[a,b]	1,891	14,050
STERIS Corp.	2,971	208,772
Stryker Corp.	9,864	909,954
SurModics Inc.[a]	115	2,993
Tandem Diabetes Care Inc.[a]	326	4,114
Thoratec Corp.[a]	2,601	108,956
TransEnterix Inc.[a,b]	130	381
TriVascular Technologies Inc.[a]	372	3,902
Unilife Corp.[a,b]	5,416	21,718
Utah Medical Products Inc.	165	9,877
Varian Medical Systems Inc.[a]	5,104	480,235
Vascular Solutions Inc.[a]	824	24,984
Veracyte Inc.[a]	314	2,286
West Pharmaceutical Services Inc.	3,476	209,290
Wright Medical Group Inc.[a,b]	1,146	29,567
Zeltiq Aesthetics Inc.[a]	1,394	42,977
Zimmer Holdings Inc.	606	71,217

		11,961,677
HEALTH CARE PROVIDERS & SERVICES — 2.05%
AAC Holdings Inc.[a,b]	155	4,740
Acadia Healthcare Co. Inc.[a]	2,113	151,291
Aceto Corp.	317	6,974
Addus HomeCare Corp.[a]	23	529
Adeptus Health Inc. Class Aa,b	153	7,684
Aetna Inc.	5,201	554,063
Air Methods Corp.[a,b]	1,932	90,012
Alliance HealthCare Services Inc.[a]	99	2,196
AmerisourceBergen Corp.	11,147	1,267,079
AmSurg Corp.[a]	490	30,145
Bio-Reference Laboratories Inc.[a]	1,088	38,341
BioTelemetry Inc.[a]	759	6,717
Brookdale Senior Living Inc.[a]	8,584	324,132
Capital Senior Living Corp.[a]	1,574	40,830
Cardinal Health Inc.	1,342	121,142
Catamaran Corp.[a]	10,272	611,595
Centene Corp.[a]	5,675	401,166
Chemed Corp.	863	103,042
Cigna Corp.	1,018	131,770
Civitas Solutions Inc.[a,b]	363	7,601
CorVel Corp.[a]	600	20,646
DaVita HealthCare Partners Inc.[a]	3,018	245,303
Ensign Group Inc. (The)	1,033	48,406
Envision Healthcare Holdings Inc.[a]	3,946	151,329
ExamWorks Group Inc.[a,b]	1,687	70,213
Express Scripts Holding Co.[a,b]	31,360	2,721,107
Genesis Healthcare Inc.[a]	902	6,422
HCA Holdings Inc.[a]	1,557	117,133

7

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

HealthEquity Inc.[a]	188	$4,698
HealthSouth Corp.	3,281	145,545
Healthways Inc.[a]	797	15,701
Henry Schein Inc.[a]	4,227	590,174
IPC Healthcare Inc.[a]	476	22,201
Kindred Healthcare Inc.	388	9,231
Laboratory Corp. of America Holdings[a]	2,352	296,564
Landauer Inc.	409	14,372
McKesson Corp.	11,376	2,573,251
MEDNAX Inc.[a]	3,235	234,570
Molina Healthcare Inc.[a]	1,487	100,060
National Research Corp. Class A	394	5,674
Patterson Companies Inc.	381	18,589
Premier Inc.[a]	1,567	58,888
Providence Service Corp. (The)[a]	519	27,569
RadNet Inc.[a]	1,500	12,600
Select Medical Holdings Corp.	3,612	53,566
Surgical Care Affiliates Inc.[a]	565	19,396
Team Health Holdings Inc.[a]	3,437	201,099
Tenet Healthcare Corp.[a]	4,799	237,598
U.S. Physical Therapy Inc.	572	27,170
Universal Health Services Inc. Class B	967	113,826
WellCare Health Plans Inc.[a]	163	14,908

		12,078,858
HEALTH CARE TECHNOLOGY — 0.33%
Allscripts Healthcare Solutions Inc.[a]	3,280	39,229
athenahealth Inc.[a,b]	1,850	220,871
Castlight Health Inc.[a,b]	528	4,097
Cerner Corp.[a]	14,667	1,074,504
Computer Programs & Systems Inc.	565	30,657
Connecture Inc.[a]	233	2,412
HealthStream Inc.[a,b]	987	24,872
HMS Holdings Corp.[a,b]	4,330	66,899
Imprivata Inc.[a]	189	2,646
IMS Health Holdings Inc.[a]	3,650	98,805
Inovalon Holdings Inc.[a]	955	28,851
MedAssets Inc.[a]	2,948	55,481
Medidata Solutions Inc.[a]	2,743	134,517
Merge Healthcare Inc.[a]	3,888	17,379
Omnicell Inc.[a]	1,766	61,987
Quality Systems Inc.	2,409	38,496
Veeva Systems Inc.[a,b]	1,834	46,822
Vocera Communications Inc.[a]	1,260	12,499

		1,961,024
HOTELS, RESTAURANTS & LEISURE — 3.09%
Aramark	1,990	62,944
BJ’s Restaurants Inc.[a,b]	282	14,227
Bloomin’ Brands Inc.	3,751	91,262
Boyd Gaming Corp.[a]	2,878	40,868
Bravo Brio Restaurant Group Inc.[a]	930	13,662
Brinker International Inc.	3,208	197,484
Buffalo Wild Wings Inc.[a]	929	168,372
Caesars Entertainment Corp.[a,b]	326	3,433
Cheesecake Factory Inc. (The)	2,444	120,563
Chipotle Mexican Grill Inc.[a]	1,533	997,278
Choice Hotels International Inc.	116	7,432
Churchill Downs Inc.	428	49,207
Chuy’s Holdings Inc.[a,b]	781	17,596
ClubCorp Holdings Inc.	1,038	20,096
Cracker Barrel Old Country Store Inc.	873	132,818
Dave & Buster’s Entertainment Inc.[a]	249	7,585

Security	Shares	Value

Del Frisco’s Restaurant Group Inc.[a]	1,138	$22,931
Denny’s Corp.[a]	2,865	32,661
Diamond Resorts International Inc.[a,b]	1,710	57,165
DineEquity Inc.	315	33,708
Domino’s Pizza Inc.	2,729	274,401
Dunkin’ Brands Group Inc.	4,804	228,478
El Pollo Loco Holdings Inc.[a,b]	313	8,016
Famous Dave’s of America Inc.[a]	236	6,726
Fiesta Restaurant Group Inc.[a]	1,298	79,178
Habit Restaurants Inc. (The)[a,b]	217	6,974
Hilton Worldwide Holdings Inc.[a]	6,591	195,225
Hyatt Hotels Corp. Class Aa,b	116	6,870
Ignite Restaurant Group Inc.[a]	333	1,615
Interval Leisure Group Inc.	1,489	39,027
Jack in the Box Inc.	1,982	190,113
Jamba Inc.[a,b]	837	12,312
Krispy Kreme Doughnuts Inc.[a]	3,175	63,468
La Quinta Holdings Inc.[a,b]	1,542	36,515
Las Vegas Sands Corp.	18,505	1,018,515
Life Time Fitness Inc.[a]	116	8,231
Marriott International Inc./MD Class A	9,003	723,121
McDonald’s Corp.	48,768	4,751,954
MGM Resorts International[a]	1,555	32,702
Morgans Hotel Group Co.[a]	373	2,891
Nathan’s Famous Inc.	137	7,419
Noodles & Co.[a,b]	522	9,104
Norwegian Cruise Line Holdings Ltd.[a]	4,224	228,138
Panera Bread Co. Class Aa,b	1,232	197,114
Papa John’s International Inc.	1,551	95,867
Papa Murphy’s Holdings Inc.[a,b]	286	5,188
Pinnacle Entertainment Inc.[a]	2,403	86,724
Popeyes Louisiana Kitchen Inc.[a]	1,199	71,724
Potbelly Corp.[a]	699	9,576
Red Robin Gourmet Burgers Inc.[a]	695	60,465
Restaurant Brands International Inc.	9,880	379,491
Ruth’s Hospitality Group Inc.	1,131	17,960
Scientific Games Corp. Class Aa,b	1,732	18,134
SeaWorld Entertainment Inc.	3,311	63,836
Shake Shack Inc. Class Aa	223	11,161
Six Flags Entertainment Corp.	3,660	177,181
Sonic Corp.	1,867	59,184
Starbucks Corp.	37,145	3,517,631
Starwood Hotels & Resorts Worldwide Inc.	3,984	332,664
Texas Roadhouse Inc.	3,380	123,133
Vail Resorts Inc.	1,777	183,777
Wyndham Worldwide Corp.	5,933	536,758
Wynn Resorts Ltd.	3,978	500,751
Yum! Brands Inc.	21,772	1,713,892
Zoe’s Kitchen Inc.[a,b]	286	9,521

		18,194,017
HOUSEHOLD DURABLES — 0.38%
Beazer Homes USA Inc.[a]	686	12,156
Cavco Industries Inc.[a]	427	32,051
Century Communities Inc.[a,b]	28	541
Dixie Group Inc. (The)[a]	567	5,131
DR Horton Inc.	1,409	40,128
GoPro Inc.[a,b]	644	27,956
Harman International Industries Inc.	3,383	452,070
Helen of Troy Ltd.[a]	534	43,516
Installed Building Products Inc.[a,b]	421	9,161
iRobot Corp.[a]	1,390	45,356
Jarden Corp.[a]	2,889	152,828
KB Home	3,024	47,235

8

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

La-Z-Boy Inc.	2,159	$60,689
Leggett & Platt Inc.	3,347	154,263
Lennar Corp. Class A	537	27,822
LGI Homes Inc.[a]	412	6,864
Libbey Inc.	1,065	42,504
Newell Rubbermaid Inc.	8,098	316,389
NVR Inc.[a]	206	273,704
Tempur Sealy International Inc.[a]	3,019	174,317
TRI Pointe Homes Inc.[a]	671	10,354
Tupperware Brands Corp.	2,466	170,203
Turtle Beach Corp.[a]	336	625
Universal Electronics Inc.[a]	761	42,951
Whirlpool Corp.	362	73,146
William Lyon Homes Class Aa,b	110	2,840

		2,224,800
HOUSEHOLD PRODUCTS — 1.09%
Central Garden and Pet Co. Class Aa	296	3,143
Church & Dwight Co. Inc.	6,695	571,887
Clorox Co. (The)	5,279	582,749
Colgate-Palmolive Co.	40,383	2,800,157
HRG Group Inc.[a]	1,690	21,091
Kimberly-Clark Corp.	15,390	1,648,423
Oil-Dri Corp. of America	54	1,817
Orchids Paper Products Co.	386	10,407
Procter & Gamble Co. (The)	7,579	621,023
Spectrum Brands Holdings Inc.	1,025	91,799
WD-40 Co.	748	66,228

		6,418,724
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.03%
Abengoa Yield PLC	80	2,703
Calpine Corp.[a]	2,913	66,620
Ormat Technologies Inc.	1,087	41,328
Pattern Energy Group Inc.	2,173	61,539
TerraForm Power Inc.[a]	635	23,184
Vivint Solar Inc.[a,b]	364	4,419

		199,793
INDUSTRIAL CONGLOMERATES — 1.08%
3M Co.	32,281	5,324,751
Danaher Corp.	7,090	601,941
Raven Industries Inc.	1,798	36,787
Roper Industries Inc.	2,246	386,312

		6,349,791
INSURANCE — 0.49%
American Financial Group Inc./OH	594	38,105
AmTrust Financial Services Inc.	1,050	59,834
Aon PLC	10,608	1,019,641
Arthur J Gallagher & Co.	7,410	346,418
Atlas Financial Holdings Inc.[a]	532	9,400
Brown & Brown Inc.	336	11,125
Crawford & Co. Class B	468	4,044
eHealth Inc.[a]	931	8,733
Employers Holdings Inc.	1,045	28,205
Erie Indemnity Co. Class A	1,200	104,712
Federated National Holding Co.	707	21,634
HCI Group Inc.	303	13,899
Heritage Insurance Holdings Inc.[a,b]	331	7,285
Infinity Property & Casualty Corp.	206	16,902

Security	Shares	Value

James River Group Holdings Ltd.	94	$2,212
Maiden Holdings Ltd.	312	4,627
Marsh & McLennan Companies Inc.	18,234	1,022,745
National Interstate Corp.	93	2,611
Patriot National Inc.[a]	172	2,184
Reinsurance Group of America Inc.	973	90,674
State National Companies Inc.	317	3,154
United Insurance Holdings Corp.	740	16,650
Universal Insurance Holdings Inc.	1,442	36,901

		2,871,695
INTERNET & CATALOG RETAIL — 2.25%
Amazon.com Inc.[a]	18,517	6,890,176
Blue Nile Inc.[a,b]	536	17,066
EVINE Live Inc.[a]	1,072	7,193
Expedia Inc.	4,969	467,732
FTD Companies Inc.[a]	98	2,934
Groupon Inc.[a]	23,439	168,995
HSN Inc.	1,636	111,624
Liberty Interactive Corp. Series Aa	12,223	356,789
Liberty TripAdvisor Holdings Inc. Class Aa,b	3,668	116,606
Liberty Ventures Series Aa	7,024	295,078
Netflix Inc.[a]	2,966	1,235,903
NutriSystem Inc.	1,442	28,811
Orbitz Worldwide Inc.[a]	1,171	13,654
Overstock.com Inc.[a]	562	13,612
PetMed Express Inc.	1,047	17,296
Priceline Group Inc. (The)[a]	2,546	2,963,926
Shutterfly Inc.[a,b]	1,148	51,936
Travelport Worldwide Ltd.[b]	651	10,872
TripAdvisor Inc.[a]	5,517	458,849
Wayfair Inc. Class Aa,b	270	8,672
zulily Inc. Class Aa	626	8,132

		13,245,856
INTERNET SOFTWARE & SERVICES — 5.83%
Akamai Technologies Inc.[a]	8,827	627,114
Amber Road Inc.[a,b]	403	3,728
Angie’s List Inc.[a]	2,079	12,204
Bankrate Inc.[a]	306	3,470
Bazaarvoice Inc.[a,b]	1,294	7,311
Benefitfocus Inc.[a,b]	175	6,438
Borderfree Inc.[a,b]	270	1,623
Box Inc. Class Aa	439	8,670
Brightcove Inc.[a]	1,358	9,954
Carbonite Inc.[a]	1,027	14,686
Care.com Inc.[a,b]	482	3,654
ChannelAdvisor Corp.[a]	994	9,632
Cimpress NVa	1,630	137,539
comScore Inc.[a]	1,778	91,034
Constant Contact Inc.[a]	1,500	57,315
Cornerstone OnDemand Inc.[a]	2,588	74,767
CoStar Group Inc.[a,b]	1,586	313,758
Coupons.com Inc.[a,b]	589	6,915
Cvent Inc.[a,b]	859	24,086
Dealertrack Technologies Inc.[a]	2,181	84,012
Demandware Inc.[a,b]	1,459	88,853
Dice Holdings Inc.[a]	606	5,405
eBay Inc.[a]	62,534	3,606,961
Endurance International Group Holdings Inc.[a]	1,438	27,408
Envestnet Inc.[a]	1,646	92,308
Equinix Inc.	2,784	648,254
Everyday Health Inc.[a]	332	4,270

9

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Facebook Inc. Class Aa	97,319	$8,001,082
Five9 Inc.[a]	549	3,052
Global Sources Ltd.[a]	132	774
Gogo Inc.[a,b]	2,709	51,634
Google Inc. Class Aa	13,835	7,674,274
Google Inc. Class Ca	13,998	7,670,904
GrubHub Inc.[a]	436	19,790
GTT Communications Inc.[a]	693	13,084
HomeAway Inc.[a,b]	4,211	127,046
Hortonworks Inc.[a]	253	6,031
IAC/InterActiveCorp	1,493	100,733
j2 Global Inc.	2,331	153,100
LendingClub Corp.[a]	2,377	46,708
LinkedIn Corp. Class Aa	5,153	1,287,529
LivePerson Inc.[a]	2,771	28,361
LogMeIn Inc.[a,b]	1,184	66,292
Marchex Inc. Class B	1,604	6,544
Marin Software Inc.[a]	1,248	7,850
Marketo Inc.[a,b]	1,242	31,820
New Relic Inc.[a]	202	7,009
NIC Inc.	3,248	57,392
OPOWER Inc.[a,b]	340	3,444
Pandora Media Inc.[a,b]	10,020	162,424
Perficient Inc.[a]	1,066	22,056
Q2 Holdings Inc.[a]	441	9,323
Rackspace Hosting Inc.[a]	5,852	301,905
Reis Inc.	21	538
RetailMeNot Inc.[a]	1,480	26,655
Rocket Fuel Inc.[a,b]	877	8,068
SciQuest Inc.[a]	1,447	24,498
Shutterstock Inc.[a,b]	736	50,541
SPS Commerce Inc.[a]	773	51,868
Stamps.com Inc.[a]	628	42,258
Textura Corp.[a,b]	885	24,054
Travelzoo Inc.[a]	352	3,393
TrueCar Inc.[a]	387	6,908
Twitter Inc.[a]	25,450	1,274,536
Unwired Planet Inc.[a]	4,529	2,590
VeriSign Inc.[a,b]	5,445	364,652
Web.com Group Inc.[a]	2,506	47,489
WebMD Health Corp.[a]	1,883	82,541
Wix.com Ltd.[a]	642	12,301
XO Group Inc.[a]	1,322	23,360
Xoom Corp.[a,b]	1,485	21,815
Yelp Inc.[a,b]	2,476	117,239
Zillow Group Inc. Class Aa,b	2,349	235,605

		34,252,439
IT SERVICES — 5.62%
Accenture PLC Class A	31,215	2,924,533
Alliance Data Systems Corp.[a]	2,902	859,718
Automatic Data Processing Inc.	23,789	2,037,290
Blackhawk Network Holdings Inc.[a,b]	2,639	94,397
Booz Allen Hamilton Holding Corp.	3,365	97,383
Broadridge Financial Solutions Inc.	6,011	330,665
Cardtronics Inc.[a]	2,218	83,397
Cass Information Systems Inc.	551	30,933
Cognizant Technology Solutions Corp. Class Aa	29,997	1,871,513
Computer Sciences Corp.	432	28,201
CSG Systems International Inc.	693	21,060
DST Systems Inc.	1,134	125,545
EPAM Systems Inc.[a]	1,729	105,970
Euronet Worldwide Inc.[a,b]	2,514	147,698
EVERTEC Inc.	3,188	69,690

Security	Shares	Value

ExlService Holdings Inc.[a]	683	$25,408
Fidelity National Information Services Inc.	1,735	118,084
Fiserv Inc.[a]	12,310	977,414
FleetCor Technologies Inc.[a]	4,097	618,319
Forrester Research Inc.	539	19,824
Gartner Inc.[a]	4,426	371,120
Genpact Ltd.[a]	861	20,018
Global Payments Inc.	3,336	305,845
Hackett Group Inc. (The)	385	3,442
Heartland Payment Systems Inc.	1,759	82,409
Higher One Holdings Inc.[a]	1,630	3,945
iGATE Corp.[a]	1,777	75,807
Information Services Group Inc.	1,596	6,368
International Business Machines Corp.	46,625	7,483,313
Jack Henry & Associates Inc.	4,176	291,861
Lionbridge Technologies Inc.[a]	2,988	17,091
Luxoft Holding Inc.[a]	376	19,454
MasterCard Inc. Class A	49,603	4,285,203
MAXIMUS Inc.	3,312	221,109
NeuStar Inc. Class Aa,b	2,332	57,414
Paychex Inc.	14,358	712,372
Sabre Corp.	2,205	53,582
Science Applications International Corp.	1,947	99,979
Sykes Enterprises Inc.[a]	168	4,175
Syntel Inc.[a]	1,549	80,130
TeleTech Holdings Inc.	441	11,223
Teradata Corp.[a,b]	5,645	249,170
Total System Services Inc.	6,329	241,451
Unisys Corp.[a,b]	1,482	34,397
Vantiv Inc. Class Aa	6,083	229,329
VeriFone Systems Inc.[a]	5,456	190,360
Virtusa Corp.[a]	1,306	54,042
Visa Inc. Class Ab	98,859	6,466,367
Western Union Co. (The)	26,710	555,835
WEX Inc.[a]	1,949	209,245

		33,023,098
LEISURE PRODUCTS — 0.19%
Arctic Cat Inc.	229	8,317
Brunswick Corp./DE	2,273	116,946
Escalade Inc.	107	1,860
Hasbro Inc.[b]	4,883	308,801
Malibu Boats Inc. Class Aa	386	9,013
Marine Products Corp.	239	2,048
Mattel Inc.	5,996	137,009
Nautilus Inc.[a]	925	14,125
Polaris Industries Inc.	3,259	459,845
Smith & Wesson Holding Corp.[a]	2,692	34,269
Sturm Ruger & Co. Inc.[b]	953	47,297

		1,139,530
LIFE SCIENCES TOOLS & SERVICES — 0.74%
Accelerate Diagnostics Inc.[a,b]	1,099	24,728
Affymetrix Inc.[a,b]	887	11,141
Agilent Technologies Inc.	2,351	97,684
Bio-Techne Corp.	883	88,556
Bruker Corp.[a]	5,309	98,057
Cambrex Corp.[a]	1,468	58,177
Charles River Laboratories International Inc.[a]	1,111	88,091
Enzo Biochem Inc.[a]	1,679	4,953
Fluidigm Corp.[a,b]	1,356	57,088
Furiex Pharmaceuticals Inc.	294	2,940
Illumina Inc.[a]	6,887	1,278,503

10

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

INC Research Holdings Inc.[a]	385	$12,601
Luminex Corp.[a]	1,823	29,168
Mettler-Toledo International Inc.[a]	1,454	477,857
NanoString Technologies Inc.[a]	484	4,932
Pacific Biosciences of California Inc.[a]	2,804	16,375
PAREXEL International Corp.[a]	2,828	195,104
PerkinElmer Inc.	1,042	53,288
PRA Health Sciences Inc.[a]	813	23,447
Quintiles Transnational Holdings Inc.[a]	1,293	86,592
Sequenom Inc.[a,b]	5,593	22,092
Thermo Fisher Scientific Inc.	7,951	1,068,137
VWR Corp.[a]	759	19,726
Waters Corp.[a]	4,215	524,009

		4,343,246
MACHINERY — 2.04%
Accuride Corp.[a]	1,824	8,500
Albany International Corp. Class A	201	7,990
Allison Transmission Holdings Inc.	6,579	210,133
Altra Industrial Motion Corp.	1,308	36,153
American Railcar Industries Inc.[b]	432	21,483
ARC Group Worldwide Inc.[a,b]	149	796
Blount International Inc.[a]	2,479	31,930
Caterpillar Inc.	6,554	524,517
Chart Industries Inc.[a]	1,496	52,472
CIRCOR International Inc.	763	41,736
CLARCOR Inc.	2,321	153,325
Colfax Corp.[a,b]	4,658	222,326
Columbus McKinnon Corp./NY	136	3,664
Commercial Vehicle Group Inc.[a,b]	1,248	8,037
Crane Co.	869	54,234
Cummins Inc.	9,080	1,258,851
Deere & Co.	3,699	324,365
Donaldson Co. Inc.	6,382	240,665
Douglas Dynamics Inc.	991	22,635
Dover Corp.	6,085	420,595
Dynamic Materials Corp.	35	447
Energy Recovery Inc.[a,b]	921	2,385
EnPro Industries Inc.	1,110	73,205
ExOne Co. (The)[a,b]	469	6,402
Flowserve Corp.	6,792	383,680
Global Brass & Copper Holdings Inc.	895	13,828
Gorman-Rupp Co. (The)	901	26,985
Graco Inc.	2,963	213,810
Graham Corp.	475	11,386
Greenbrier Companies Inc. (The)[b]	1,343	77,894
Harsco Corp.	3,925	67,746
Hillenbrand Inc.	3,052	94,215
Hyster-Yale Materials Handling Inc.	498	36,498
IDEX Corp.	3,637	275,794
Illinois Tool Works Inc.	15,951	1,549,480
Ingersoll-Rand PLC	1,128	76,794
ITT Corp.	1,009	40,269
John Bean Technologies Corp.	1,459	52,116
Kadant Inc.	84	4,419
Lincoln Electric Holdings Inc.	1,336	87,361
Lindsay Corp.[b]	537	40,946
Lydall Inc.[a]	719	22,807
Manitex International Inc.[a,b]	595	5,789
Manitowoc Co. Inc. (The)	6,647	143,309
Meritor Inc.[a]	2,514	31,702
Middleby Corp. (The)[a]	2,811	288,549
Miller Industries Inc./TN	28	686
Mueller Industries Inc.	1,798	64,962

Security	Shares	Value

Mueller Water Products Inc. Class A	7,655	$75,402
Navistar International Corp.[a,b]	541	15,960
NN Inc.	814	20,415
Nordson Corp.	3,207	251,236
Omega Flex Inc.	139	3,496
PACCAR Inc.	16,091	1,015,986
Pall Corp.	5,394	541,504
Parker-Hannifin Corp.	3,945	468,587
Pentair PLC	662	41,633
Proto Labs Inc.[a,b]	1,107	77,490
RBC Bearings Inc.	1,121	85,801
Rexnord Corp.[a]	3,649	97,392
Snap-on Inc.	399	58,677
Standex International Corp.	440	36,137
Stanley Black & Decker Inc.	851	81,151
Sun Hydraulics Corp.	1,175	48,598
Tennant Co.	928	60,663
Timken Co. (The)	263	11,083
Toro Co. (The)	2,800	196,336
TriMas Corp.[a]	1,946	59,917
Trinity Industries Inc.	5,800	205,958
Twin Disc Inc.	292	5,160
Valmont Industries Inc.[b]	93	11,428
Wabash National Corp.[a]	3,331	46,967
WABCO Holdings Inc.[a]	2,828	347,505
Wabtec Corp./DE	4,736	449,967
Watts Water Technologies Inc. Class A	107	5,888
Woodward Inc.	2,166	110,488
Xerium Technologies Inc.[a]	533	8,645
Xylem Inc./NY	6,501	227,665

		12,005,006
MARINE — 0.04%
Kirby Corp.[a]	2,777	208,414
Matson Inc.	725	30,566

		238,980
MEDIA — 4.94%
AMC Networks Inc. Class Aa	2,925	224,172
Cablevision Systems Corp. Class A	9,548	174,728
Carmike Cinemas Inc.[a]	1,116	37,498
CBS Corp. Class B NVS	22,292	1,351,564
Charter Communications Inc. Class Aa	3,920	756,991
Cinedigm Corp.[a]	852	1,380
Cinemark Holdings Inc.	5,763	259,738
Clear Channel Outdoor Holdings Inc. Class A	962	9,736
Comcast Corp. Class A	116,935	6,603,320
Crown Media Holdings Inc. Class Aa	1,827	7,308
Cumulus Media Inc. Class Aa,b	5,658	13,975
DIRECTV[a]	23,060	1,962,406
Discovery Communications Inc. Class Aa,b	11,212	344,881
Discovery Communications Inc. Class Ca,b	11,433	336,988
DISH Network Corp. Class Aa	7,739	542,194
Entravision Communications Corp. Class A	2,667	16,882
Eros International PLC[a,b]	339	5,922
Global Eagle Entertainment Inc.[a,b]	1,756	23,372
Gray Television Inc.[a]	2,370	32,753
Interpublic Group of Companies Inc. (The)	21,048	465,582
Lions Gate Entertainment Corp.	3,915	132,797
Live Nation Entertainment Inc.[a]	3,593	90,651
Loral Space & Communications Inc.[a]	627	42,912
Martha Stewart Living Omnimedia Inc. Class Aa	1,106	7,189
MDC Partners Inc. Class A	480	13,608

11

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Morningstar Inc.	1,003	$75,135
National CineMedia Inc.	932	14,073
Nexstar Broadcasting Group Inc. Class A	1,536	87,890
Omnicom Group Inc.	12,768	995,649
Radio One Inc. Class Da	1,133	3,490
ReachLocal Inc.[a]	481	1,400
Regal Entertainment Group Class A	955	21,812
Rentrak Corp.[a,b]	449	24,947
Saga Communications Inc. Class A	60	2,672
Scripps Networks Interactive Inc. Class A	4,797	328,882
Sinclair Broadcast Group Inc. Class A	3,318	104,218
Sirius XM Holdings Inc.[a,b]	128,549	491,057
Starz Series Aa,b	3,768	129,657
Time Warner Cable Inc.	13,738	2,059,052
Townsquare Media Inc. Class Aa	266	3,418
Twenty-First Century Fox Inc. Class A	69,257	2,343,657
Viacom Inc. Class B	20,077	1,371,259
Walt Disney Co. (The)	71,531	7,502,887
World Wrestling Entertainment Inc. Class A	1,412	19,782

		29,039,484
METALS & MINING — 0.11%
Carpenter Technology Corp.	157	6,104
Coeur Mining Inc.[a,b]	1,848	8,704
Compass Minerals International Inc.	1,688	157,338
Globe Specialty Metals Inc.	3,088	58,425
Gold Resource Corp.	1,499	4,782
Handy & Harman Ltd.[a]	29	1,191
Haynes International Inc.	28	1,249
Horsehead Holding Corp.[a,b]	336	4,254
Materion Corp.	362	13,912
Olympic Steel Inc.	116	1,561
RTI International Metals Inc.[a]	98	3,519
Ryerson Holding Corp.[a,b]	104	662
Southern Copper Corp.	7,125	207,908
Stillwater Mining Co.[a,b]	5,490	70,931
SunCoke Energy Inc.	2,361	35,273
Tahoe Resources Inc.	818	8,965
TimkenSteel Corp.	131	3,468
Walter Energy Inc.[b]	1,058	656
Worthington Industries Inc.	2,566	68,281

		657,183
MULTI-UTILITIES — 0.02%
Dominion Resources Inc./VA	1,735	122,959

		122,959
MULTILINE RETAIL — 0.69%
Big Lots Inc.	865	41,546
Burlington Stores Inc.[a]	1,242	73,800
Dillard’s Inc. Class A	812	110,846
Dollar General Corp.[a]	11,642	877,574
Dollar Tree Inc.[a,b]	10,176	825,731
Family Dollar Stores Inc.	4,478	354,837
Kohl’s Corp.	563	44,055
Macy’s Inc.	12,960	841,233
Nordstrom Inc.	6,868	551,638
Sears Holdings Corp.[a,b]	1,016	42,042
Target Corp.	3,136	257,371
Tuesday Morning Corp.[a]	1,727	27,805

		4,048,478

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.77%
Abraxas Petroleum Corp.[a]	5,384	$17,498
Adams Resources & Energy Inc.	5	336
Alon USA Energy Inc.	351	5,816
Anadarko Petroleum Corp.	1,843	152,619
Antero Resources Corp.[a,b]	2,587	91,373
Approach Resources Inc.[a,b]	933	6,148
Bonanza Creek Energy Inc.[a]	1,927	47,520
Cabot Oil & Gas Corp.	20,666	610,267
Carrizo Oil & Gas Inc.[a]	2,530	125,614
Cheniere Energy Inc.[a]	11,752	909,605
Chesapeake Energy Corp.	5,924	83,884
Cimarex Energy Co.	523	60,192
Clayton Williams Energy Inc.[a,b]	288	14,581
Clean Energy Fuels Corp.[a,b]	1,892	10,094
Cobalt International Energy Inc.[a,b]	15,547	146,297
Concho Resources Inc.[a]	5,915	685,667
Continental Resources Inc./OKa,b	4,215	184,069
CVR Energy Inc.	312	13,279
Delek U.S. Holdings Inc.	1,488	59,148
Diamondback Energy Inc.[a]	2,169	166,666
Eclipse Resources Corp.[a,b]	680	3,822
EOG Resources Inc.	26,959	2,471,871
EQT Corp.	6,760	560,201
Evolution Petroleum Corp.	777	4,623
EXCO Resources Inc.[b]	2,843	5,203
FX Energy Inc.[a,b]	2,548	3,185
GasLog Ltd.[b]	393	7,632
Gastar Exploration Inc.[a]	2,990	7,834
Goodrich Petroleum Corp.[a,b]	1,715	6,088
Green Plains Inc.	1,553	44,338
Gulfport Energy Corp.[a]	3,356	154,074
HollyFrontier Corp.	1,773	71,399
Isramco Inc.[a,b]	50	6,290
Jones Energy Inc. Class Aa,b	525	4,714
Kinder Morgan Inc./DE	18,579	781,433
Kosmos Energy Ltd.[a]	5,582	44,154
Laredo Petroleum Inc.[a]	5,006	65,278
Magnum Hunter Resources Corp.[a,b]	9,656	25,781
Marathon Petroleum Corp.	8,733	894,172
Matador Resources Co.[a,b]	2,025	44,388
Memorial Resource Development Corp.[a]	1,335	23,683
Miller Energy Resources Inc.[a,b]	107	67
Noble Energy Inc.	13,631	666,556
Oasis Petroleum Inc.[a,b]	6,863	97,592
ONEOK Inc.	5,383	259,676
Pacific Ethanol Inc.[a]	60	647
Panhandle Oil and Gas Inc. Class A	733	14,506
Parsley Energy Inc. Class Aa	2,774	44,328
PBF Energy Inc.	1,055	35,786
PDC Energy Inc.[a]	128	6,917
PetroQuest Energy Inc.[a]	2,582	5,939
Phillips 66	11,463	900,992
Pioneer Natural Resources Co.	7,064	1,155,035
QEP Resources Inc.	1,109	23,123
Range Resources Corp.[b]	8,110	422,044
REX American Resources Corp.[a,b]	251	15,263
Rex Energy Corp.[a,b]	2,190	8,147
Ring Energy Inc.[a]	905	9,611
Rosetta Resources Inc.[a,b]	388	6,604
RSP Permian Inc.[a]	432	10,882
Sanchez Energy Corp.[a,b]	1,564	20,348
SemGroup Corp. Class A	2,070	168,374
SM Energy Co.	3,281	169,562

12

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Solazyme Inc.[a,b]	3,661	$10,470
Southwestern Energy Co.[a,b]	18,880	437,827
Synergy Resources Corp.[a]	3,963	46,961
Targa Resources Corp.	2,402	230,088
Teekay Corp.	1,020	47,501
Tesoro Corp.	2,723	248,583
TransAtlantic Petroleum Ltd.[a,b]	572	3,054
Triangle Petroleum Corp.[a,b]	2,031	10,216
Ultra Petroleum Corp.[a,b]	2,230	34,855
Valero Energy Corp.	6,354	404,241
Vertex Energy Inc.[a,b]	577	2,135
W&T Offshore Inc.[b]	663	3,388
Western Refining Inc.	2,440	120,512
Whiting Petroleum Corp.[a]	2,910	89,919
Williams Companies Inc. (The)	36,829	1,863,179
World Fuel Services Corp.	766	44,030

		16,259,794
PAPER & FOREST PRODUCTS — 0.10%
Boise Cascade Co.[a]	1,904	71,324
Clearwater Paper Corp.[a]	992	64,778
Deltic Timber Corp.	551	36,504
International Paper Co.	3,289	182,507
KapStone Paper and Packaging Corp.	4,114	135,104
Neenah Paper Inc.	410	25,641
PH Glatfelter Co.	780	21,473
Schweitzer-Mauduit International Inc.	234	10,792
Wausau Paper Corp.	2,116	20,165

		568,288
PERSONAL PRODUCTS — 0.25%
Avon Products Inc.	8,669	69,265
Coty Inc. Class Aa	2,668	64,752
Estee Lauder Companies Inc. (The) Class A	11,324	941,704
Female Health Co. (The)	894	2,530
Herbalife Ltd.[b]	3,725	159,281
Inter Parfums Inc.	50	1,631
Medifast Inc.[a]	670	20,080
Nu Skin Enterprises Inc. Class A	2,898	174,488
Revlon Inc. Class Aa	178	7,334
Synutra International Inc.[a]	865	5,536
USANA Health Sciences Inc.[a]	290	32,225

		1,478,826
PHARMACEUTICALS — 3.66%
AbbVie Inc.	78,453	4,592,639
AcelRx Pharmaceuticals Inc.[a,b]	1,013	3,910
Achaogen Inc.[a,b]	331	3,231
Actavis PLC[a]	17,936	5,338,112
Aerie Pharmaceuticals Inc.[a]	542	16,986
Akorn Inc.[a]	3,031	144,003
Alimera Sciences Inc.[a]	2,074	10,391
Amphastar Pharmaceuticals Inc.[a]	409	6,119
Ampio Pharmaceuticals Inc.[a,b]	1,749	13,170
ANI Pharmaceuticals Inc.[a]	330	20,642
Aratana Therapeutics Inc.[a]	1,413	22,622
Bio-Path Holdings Inc.[a]	3,592	6,466
BioDelivery Sciences International Inc.[a]	2,186	22,953
Bristol-Myers Squibb Co.	29,166	1,881,207
Catalent Inc.[a,b]	2,154	67,097
Cempra Inc.[a,b]	1,568	53,798
Corcept Therapeutics Inc.[a,b]	2,902	16,251

Security	Shares	Value

Depomed Inc.[a,b]	2,803	$62,815
Dermira Inc.[a]	335	5,142
Egalet Corp.[a,b]	188	2,431
Endo International PLC[a]	8,750	784,875
Endocyte Inc.[a,b]	1,939	12,138
Flex Pharma Inc.[a]	233	4,567
Horizon Pharma PLC[a]	3,151	81,831
IGI Laboratories Inc.[a,b]	1,411	11,514
Impax Laboratories Inc.[a]	672	31,497
Intersect ENT Inc.[a]	167	4,314
Intra-Cellular Therapies Inc.[a]	840	20,059
Jazz Pharmaceuticals PLC[a]	2,939	507,830
Johnson & Johnson	21,907	2,203,844
Lannett Co. Inc.[a,b]	1,253	84,841
Mallinckrodt PLC[a]	4,061	514,326
Medicines Co. (The)[a]	2,834	79,409
Merck & Co. Inc.	20,251	1,164,027
Mylan NVa	18,404	1,092,277
Nektar Therapeutics[a]	3,503	38,533
Omeros Corp.[a,b]	1,831	40,337
Pacira Pharmaceuticals Inc./DEa	1,737	154,332
Pain Therapeutics Inc.[a]	1,863	3,521
Pernix Therapeutics Holdings Inc.[a]	1,622	17,339
Perrigo Co. PLC	1,556	257,596
Phibro Animal Health Corp.	718	25,424
POZEN Inc.[a]	1,332	10,283
Prestige Brands Holdings Inc.[a,b]	2,636	113,058
Relypsa Inc.[a]	1,017	36,683
Repros Therapeutics Inc.[a,b]	1,103	9,475
Revance Therapeutics Inc.[a,b]	288	5,970
Sagent Pharmaceuticals Inc.[a]	814	18,926
Salix Pharmaceuticals Ltd.[a]	3,118	538,822
SciClone Pharmaceuticals Inc.[a]	1,913	16,949
Sucampo Pharmaceuticals Inc. Class Aa	797	12,401
Supernus Pharmaceuticals Inc.[a]	1,388	16,781
Tetraphase Pharmaceuticals Inc.[a]	1,336	48,951
TherapeuticsMD Inc.[a,b]	6,136	37,123
Theravance Biopharma Inc.[a]	1,099	19,068
Theravance Inc.[b]	3,812	59,925
VIVUS Inc.[a,b]	5,020	12,349
XenoPort Inc.[a]	311	2,214
Zoetis Inc.	24,667	1,141,835
Zogenix Inc.[a]	5,320	7,288
ZS Pharma Inc.[a]	293	12,329

		21,544,846
PROFESSIONAL SERVICES — 0.51%
Advisory Board Co. (The)[a]	2,063	109,917
Barrett Business Services Inc.	349	14,951
Corporate Executive Board Co. (The)	1,706	136,241
Dun & Bradstreet Corp. (The)	658	84,461
Equifax Inc.	3,192	296,856
Exponent Inc.	633	56,274
Franklin Covey Co.[a]	296	5,701
GP Strategies Corp.[a]	428	15,836
Hill International Inc.[a]	927	3,328
Huron Consulting Group Inc.[a]	121	8,004
IHS Inc. Class Aa	3,386	385,191
Insperity Inc.	1,076	56,264
Kforce Inc.	1,310	29,226
Korn/Ferry International	1,254	41,219
Mistras Group Inc.[a]	783	15,081
Nielsen NV	10,463	466,336
On Assignment Inc.[a]	2,636	101,143

13

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Paylocity Holding Corp.[a]	128	$3,666
Robert Half International Inc.	6,768	409,599
RPX Corp.[a]	206	2,964
TriNet Group Inc.[a]	243	8,561
TrueBlue Inc.[a]	1,977	48,140
Verisk Analytics Inc. Class Aa	8,261	589,836
WageWorks Inc.[a]	1,709	91,141

		2,979,936
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.06%
Alexander’s Inc.	92	42,005
American Tower Corp.	20,829	1,961,050
Apartment Investment & Management Co. Class A	4,325	170,232
Aviv REIT Inc.	52	1,898
Boston Properties Inc.	890	125,027
CareTrust REIT Inc.	1,275	17,289
Columbia Property Trust Inc.	910	24,588
CoreSite Realty Corp.	1,006	48,972
Crown Castle International Corp.	16,491	1,361,167
DuPont Fabros Technology Inc.	997	32,582
Easterly Government Properties Inc.[a]	155	2,488
EastGroup Properties Inc.	1,456	87,564
Empire State Realty Trust Inc. Class A	4,451	83,723
Equity Lifestyle Properties Inc.	3,005	165,125
Extra Space Storage Inc.	5,727	386,973
Federal Realty Investment Trust	2,229	328,131
Gaming and Leisure Properties Inc.	693	25,551
Health Care REIT Inc.	9,117	705,291
Healthcare Trust of America Inc. Class A	659	18,360
InfraREIT Inc.	159	4,546
Iron Mountain Inc.[b]	8,139	296,911
Lamar Advertising Co. Class A	3,901	231,212
National Health Investors Inc.	1,829	129,877
NorthStar Realty Finance Corp.[b]	2,640	47,837
Omega Healthcare Investors Inc.[b]	2,231	90,512
Outfront Media Inc.	470	14,062
Paramount Group Inc.[b]	363	7,006
Plum Creek Timber Co. Inc.	4,176	181,447
Potlatch Corp.	1,968	78,799
PS Business Parks Inc.	474	39,361
Public Storage	6,541	1,289,493
QTS Realty Trust Inc. Class A	585	21,300
Rayonier Inc.	709	19,115
Ryman Hospitality Properties Inc.[b]	1,098	66,879
Sabra Health Care REIT Inc.	2,732	90,566
Saul Centers Inc.	373	21,336
Simon Property Group Inc.	11,430	2,236,165
Sovran Self Storage Inc.	1,521	142,883
Strategic Hotels & Resorts Inc.[a]	10,057	125,008
Sun Communities Inc.	2,346	156,525
Tanger Factory Outlet Centers Inc.	2,775	97,597
Taubman Centers Inc.	2,927	225,759
UMH Properties Inc.	160	1,611
Universal Health Realty Income Trust	362	20,362
Urban Edge Properties	1,083	25,667
Urstadt Biddle Properties Inc. Class A	744	17,157
Ventas Inc.	6,878	502,232
Vornado Realty Trust	2,068	231,616
Weyerhaeuser Co.	2,705	89,671
WP GLIMCHER Inc.	1,284	21,353

		12,111,881

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT— 0.17%
Altisource Asset Management Corp.[a]	64	$11,848
Altisource Portfolio Solutions SAa,b	715	9,202
CBRE Group Inc. Class Aa	13,902	538,146
Consolidated-Tomoka Land Co.	50	2,983
Forestar Group Inc.[a]	188	2,965
Howard Hughes Corp. (The)[a]	942	146,029
Jones Lang LaSalle Inc.	581	99,002
Kennedy-Wilson Holdings Inc.	250	6,535
Marcus & Millichap Inc.[a]	397	14,880
Realogy Holdings Corp.[a]	3,087	140,397
St. Joe Co. (The)[a,b]	86	1,596
Tejon Ranch Co.[a]	39	1,032

		974,615
ROAD & RAIL — 1.32%
AMERCO	196	64,758
ArcBest Corp.	1,168	44,256
Avis Budget Group Inc.[a]	5,195	306,583
Celadon Group Inc.	52	1,415
Genesee & Wyoming Inc. Class Aa,b	1,167	112,545
Heartland Express Inc.	2,628	62,441
Hertz Global Holdings Inc.[a]	22,230	481,946
JB Hunt Transport Services Inc.	4,579	391,024
Kansas City Southern	4,230	431,798
Knight Transportation Inc.	2,907	93,751
Landstar System Inc.	2,201	145,926
Marten Transport Ltd.	477	11,066
Norfolk Southern Corp.	3,229	332,329
Old Dominion Freight Line Inc.[a]	3,072	237,466
PAM Transportation Services Inc.[a]	26	1,489
Quality Distribution Inc.[a]	409	4,225
Roadrunner Transportation Systems Inc.[a]	535	13,519
Saia Inc.[a]	1,175	52,053
Swift Transportation Co.[a,b]	4,190	109,024
Union Pacific Corp.	44,692	4,840,591
Universal Truckload Services Inc.	264	6,648
Werner Enterprises Inc.	420	13,192
YRC Worldwide Inc.[a]	386	6,933

		7,764,978
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT— 2.55%
Advanced Energy Industries Inc.[a]	1,781	45,700
Advanced Micro Devices Inc.[a,b]	30,655	82,155
Altera Corp.	5,710	245,016
Ambarella Inc.[a,b]	1,398	105,843
Amkor Technology Inc.[a]	2,170	19,172
Analog Devices Inc.	7,101	447,363
Applied Materials Inc.	40,029	903,054
Applied Micro Circuits Corp.[a]	4,089	20,854
Atmel Corp.	20,771	170,945
Avago Technologies Ltd.	12,336	1,566,425
Brooks Automation Inc.	239	2,780
Cabot Microelectronics Corp.[a]	990	49,470
Cascade Microtech Inc.[a]	34	462
Cavium Inc.[a]	2,612	184,982
Cirrus Logic Inc.[a]	897	29,834
Cree Inc.[a,b]	3,042	107,961
Cypress Semiconductor Corp.[a]	15,243	215,079
Diodes Inc.[a]	1,354	38,670
Entegris Inc.[a]	3,727	51,023

14

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Entropic Communications Inc.[a]	291	$861
Exar Corp.[a]	271	2,724
Freescale Semiconductor Ltd.[a]	4,726	192,632
Inphi Corp.[a]	1,488	26,531
Integrated Device Technology Inc.[a]	4,759	95,275
Intel Corp.	20,918	654,106
KLA-Tencor Corp.	7,424	432,745
Lam Research Corp.	2,143	150,514
Lattice Semiconductor Corp.[a]	5,680	36,011
Linear Technology Corp.	11,728	548,870
M/A-COM Technology Solutions Holdings Inc.[a]	766	28,541
Maxim Integrated Products Inc.	12,833	446,717
MaxLinear Inc. Class Aa,b	1,124	9,138
Micrel Inc.	2,445	36,871
Microchip Technology Inc.	9,922	485,186
Micron Technology Inc.[a,b]	46,313	1,256,472
Microsemi Corp.[a]	3,153	111,616
Monolithic Power Systems Inc.	1,871	98,508
Nanometrics Inc.[a]	760	12,783
NVE Corp.	105	7,237
NVIDIA Corp.	4,476	93,660
ON Semiconductor Corp.[a]	11,053	133,852
PDF Solutions Inc.[a]	1,476	26,450
PMC-Sierra Inc.[a]	2,655	24,638
Power Integrations Inc.	1,491	77,651
Qorvo Inc.[a]	7,045	561,486
QuickLogic Corp.[a,b]	2,528	4,879
Rambus Inc.[a]	5,407	67,993
Rubicon Technology Inc.[a,b]	119	469
Rudolph Technologies Inc.[a]	272	2,997
Semtech Corp.[a]	3,302	87,982
Silicon Laboratories Inc.[a]	1,460	74,124
Skyworks Solutions Inc.	9,378	921,764
SunEdison Inc.[a,b]	4,191	100,584
SunPower Corp.[a,b]	196	6,137
Synaptics Inc.[a,b]	1,753	142,528
Teradyne Inc.	1,041	19,623
Tessera Technologies Inc.	1,537	61,910
Texas Instruments Inc.	53,260	3,045,673
Ultra Clean Holdings Inc.[a]	452	3,232
Ultratech Inc.[a]	256	4,439
Vitesse Semiconductor Corp.[a]	2,221	11,793
Xcerra Corp.[a]	958	8,517
Xilinx Inc.	13,246	560,306

		14,962,813
SOFTWARE — 5.68%
A10 Networks Inc.[a,b]	569	2,464
ACI Worldwide Inc.[a]	5,496	119,043
Activision Blizzard Inc.	16,277	369,895
Adobe Systems Inc.[a]	24,533	1,813,970
Advent Software Inc.	2,495	110,054
American Software Inc./GA Class A	1,104	11,283
ANSYS Inc.[a]	1,042	91,894
Aspen Technology Inc.[a]	4,489	172,782
Autodesk Inc.[a]	8,869	520,078
AVG Technologies NVa,b	1,684	36,459
Barracuda Networks Inc.[a]	388	14,926
Blackbaud Inc.	2,280	108,026
Bottomline Technologies de Inc.[a]	1,612	44,120
BroadSoft Inc.[a]	1,390	46,509
Cadence Design Systems Inc.[a,b]	14,499	267,362
Callidus Software Inc.[a]	2,576	32,664
CDK Global Inc.	7,874	368,188

Security	Shares	Value

Citrix Systems Inc.[a]	7,358	$469,955
CommVault Systems Inc.[a]	2,304	100,685
Comverse Inc.[a]	1,108	21,828
Covisint Corp.[a]	17	34
Cyan Inc.[a,b]	1,339	5,343
Digimarc Corp.	374	8,209
Electronic Arts Inc.[a]	11,921	701,134
Ellie Mae Inc.[a,b]	1,366	75,553
EnerNOC Inc.[a]	574	6,544
Epiq Systems Inc.	110	1,972
ePlus Inc.[a]	12	1,043
FactSet Research Systems Inc.	2,103	334,798
Fair Isaac Corp.	1,592	141,242
FireEye Inc.[a,b]	3,632	142,556
FleetMatics Group PLC[a]	1,800	80,730
Fortinet Inc.[a]	6,871	240,141
Gigamon Inc.[a]	1,154	24,511
Globant SAa	240	5,054
Glu Mobile Inc.[a]	3,861	19,344
Guidance Software Inc.[a]	676	3,657
Guidewire Software Inc.[a,b]	3,311	174,192
HubSpot Inc.[a]	205	8,179
Imperva Inc.[a]	1,128	48,166
Infoblox Inc.[a,b]	2,279	54,400
Informatica Corp.[a]	4,824	211,557
Interactive Intelligence Group Inc.[a,b]	848	34,921
Intuit Inc.	14,031	1,360,446
Jive Software Inc.[a]	1,916	9,829
Kofax Ltd.[a]	3,488	38,194
Manhattan Associates Inc.[a]	3,784	191,508
Mavenir Systems Inc.[a,b]	468	8,302
Microsoft Corp.	263,420	10,709,340
MicroStrategy Inc. Class Aa	434	73,428
MobileIron Inc.[a]	430	3,982
Model N Inc.[a]	902	10,788
Monotype Imaging Holdings Inc.	2,055	67,075
NetScout Systems Inc.[a,b]	1,877	82,306
NetSuite Inc.[a,b]	2,024	187,746
Oracle Corp.	162,044	6,992,199
Park City Group Inc.[a,b]	462	6,366
Pegasystems Inc.	1,734	37,714
Proofpoint Inc.[a,b]	1,922	113,821
PROS Holdings Inc.[a,b]	1,097	27,107
PTC Inc.[a]	5,798	209,714
QAD Inc. Class A	231	5,590
Qlik Technologies Inc.[a]	4,356	135,602
Qualys Inc.[a]	968	44,993
Rally Software Development Corp.[a]	1,162	18,232
RealPage Inc.[a]	2,501	50,370
Red Hat Inc.[a]	9,389	711,217
Rubicon Project Inc. (The)[a]	345	6,182
salesforce.com inc.[a]	30,274	2,022,606
Sapiens International Corp. NVa	151	1,238
ServiceNow Inc.[a]	7,128	561,544
Silver Spring Networks Inc.[a,b]	1,569	14,027
SolarWinds Inc.[a]	3,217	164,839
Solera Holdings Inc.	3,478	179,673
Splunk Inc.[a]	5,874	347,741
SS&C Technologies Holdings Inc.	3,319	206,774
Synchronoss Technologies Inc.[a,b]	1,712	81,252
Tableau Software Inc. Class Aa	1,858	171,902
Take-Two Interactive Software Inc.[a]	380	9,673
Tangoe Inc.[a]	1,858	25,640
TiVo Inc.[a]	1,916	20,329
TubeMogul Inc.[a,b]	72	995

15

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Tyler Technologies Inc.[a]	1,608	$193,812
Ultimate Software Group Inc. (The)[a]	1,390	236,237
Varonis Systems Inc.[a,b]	204	5,235
VASCO Data Security International Inc.[a,b]	1,400	30,156
Verint Systems Inc.[a]	2,778	172,042
VirnetX Holding Corp.[a,b]	2,118	12,899
VMware Inc. Class Aa	4,344	356,251
Vringo Inc.[a,b]	2,857	1,858
Workday Inc. Class Aa	4,665	393,773
Workiva Inc.[a]	253	3,643
Yodlee Inc.[a,b]	232	3,123
Zendesk Inc.[a]	498	11,300
Zix Corp.[a]	3,217	12,643

		33,388,721
SPECIALTY RETAIL — 4.21%
Aaron’s Inc.	557	15,769
Abercrombie & Fitch Co. Class A	616	13,577
Advance Auto Parts Inc.	3,585	536,639
America’s Car-Mart Inc./TXa	51	2,767
ANN INC.[a]	2,289	93,918
Asbury Automotive Group Inc.[a]	1,357	112,767
AutoNation Inc.[a]	3,415	219,687
AutoZone Inc.[a]	1,607	1,096,231
Bed Bath & Beyond Inc.[a]	3,835	294,432
Best Buy Co. Inc.	4,182	158,038
Boot Barn Holdings Inc.[a]	121	2,894
Brown Shoe Co. Inc.	1,029	33,751
Buckle Inc. (The)[b]	1,402	71,628
Build-A-Bear Workshop Inc.[a]	433	8,508
Cabela’s Inc.[a]	284	15,898
CarMax Inc.[a,b]	7,462	514,953
Cato Corp. (The) Class A	269	10,652
Chico’s FAS Inc.	3,301	58,395
Christopher & Banks Corp.[a]	1,759	9,780
Conn’s Inc.[a,b]	1,338	40,515
Container Store Group Inc. (The)[a,b]	828	15,773
CST Brands Inc.	3,158	138,415
Destination Maternity Corp.	99	1,491
Destination XL Group Inc.[a,b]	298	1,472
Dick’s Sporting Goods Inc.	823	46,903
Express Inc.[a]	249	4,116
Finish Line Inc. (The) Class A	739	18,120
Five Below Inc.[a,b]	2,635	93,727
Foot Locker Inc.	1,021	64,323
Francesca’s Holdings Corp.[a]	2,137	38,039
GameStop Corp. Class Ab	291	11,046
Gap Inc. (The)	12,397	537,162
Genesco Inc.[a,b]	108	7,693
GNC Holdings Inc. Class A	4,437	217,724
Group 1 Automotive Inc.	227	19,597
hhgregg Inc.[a]	231	1,416
Hibbett Sports Inc.[a]	1,349	66,182
Home Depot Inc. (The)	67,407	7,658,109
Kirkland’s Inc.[a]	475	11,281
L Brands Inc.	4,281	403,655
Lithia Motors Inc. Class A	1,138	113,129
Lowe’s Companies Inc.	50,268	3,739,437
Lumber Liquidators Holdings Inc.[a,b]	1,329	40,907
Mattress Firm Holding Corp.[a,b]	756	52,648
Men’s Wearhouse Inc. (The)	1,868	97,510
Michaels Companies Inc. (The)[a]	867	23,461
Monro Muffler Brake Inc.[b]	1,605	104,405
Murphy USA Inc.[a]	1,057	76,495

Security	Shares	Value

New York & Co. Inc.[a]	864	$2,160
O’Reilly Automotive Inc.[a]	5,228	1,130,503
Outerwall Inc.	928	61,359
Pacific Sunwear of California Inc.[a]	1,978	5,459
Penske Automotive Group Inc.	908	46,753
Pier 1 Imports Inc.	4,591	64,182
Restoration Hardware Holdings Inc.[a,b]	1,544	153,149
Ross Stores Inc.	10,467	1,102,803
Sally Beauty Holdings Inc.[a]	5,856	201,271
Select Comfort Corp.[a]	2,642	91,070
Signet Jewelers Ltd.	2,699	374,594
Sportsman’s Warehouse Holdings Inc.[a,b]	173	1,382
Tiffany & Co.	5,560	489,336
Tile Shop Holdings Inc.[a]	1,333	16,143
TJX Companies Inc. (The)	34,560	2,420,928
Tractor Supply Co.	6,853	582,916
Ulta Salon Cosmetics & Fragrance Inc.[a]	3,197	482,267
Urban Outfitters Inc.[a,b]	3,610	164,796
Vitamin Shoppe Inc.[a]	753	31,016
Williams-Sonoma Inc.	4,692	373,999
Winmark Corp.	114	9,983
Zumiez Inc.[a]	812	32,683

		24,753,787
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.53%
3D Systems Corp.[a,b]	5,363	147,054
Apple Inc.	297,331	36,996,896
Cray Inc.[a,b]	1,975	55,458
Diebold Inc.	3,161	112,089
Dot Hill Systems Corp.[a]	2,928	15,518
Electronics For Imaging Inc.[a,b]	2,271	94,814
EMC Corp./MA	9,904	253,146
Immersion Corp.[a,b]	1,267	11,631
NCR Corp.[a]	780	23,018
NetApp Inc.	5,581	197,902
Nimble Storage Inc.[a,b]	434	9,683
Quantum Corp.[a]	4,362	6,979
SanDisk Corp.	4,980	316,828
Silicon Graphics International Corp.[a,b]	1,636	14,217
Stratasys Ltd.[a,b]	1,412	74,525
Super Micro Computer Inc.[a]	1,694	56,258
Violin Memory Inc.[a]	3,918	14,771

		38,400,787
TEXTILES, APPAREL & LUXURY GOODS — 1.62%
Carter’s Inc.	2,670	246,895
Coach Inc.	13,592	563,117
Columbia Sportswear Co.	902	54,932
Crocs Inc.[a,b]	552	6,519
Culp Inc.	50	1,337
Deckers Outdoor Corp.[a,b]	1,693	123,369
Fossil Group Inc.[a,b]	2,176	179,411
G-III Apparel Group Ltd.[a]	967	108,933
Hanesbrands Inc.	19,716	660,683
Iconix Brand Group Inc.[a,b]	765	25,758
Kate Spade & Co.[a]	6,192	206,751
Michael Kors Holdings Ltd.[a]	10,133	666,245
Movado Group Inc.	397	11,322
NIKE Inc. Class B	34,466	3,457,974
Oxford Industries Inc.	710	53,569
PVH Corp.	3,542	377,436
Quiksilver Inc.[a,b]	4,692	8,680
Ralph Lauren Corp.	2,172	285,618

16

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

Sequential Brands Group Inc.[a,b]	641	$6,859
Skechers U.S.A. Inc. Class Aa	1,419	102,040
Steven Madden Ltd.[a]	2,961	112,518
Tumi Holdings Inc.[a]	2,568	62,813
Under Armour Inc. Class Aa,b	8,571	692,108
Vera Bradley Inc.[a,b]	1,026	16,652
VF Corp.	17,070	1,285,542
Vince Holding Corp.[a]	537	9,961
Wolverine World Wide Inc.	5,138	171,866

		9,498,908
THRIFTS & MORTGAGE FINANCE — 0.05%
BofI Holding Inc.[a,b]	770	71,641
Essent Group Ltd.[a]	2,248	53,750
Kearny Financial Corp.[a]	60	815
LendingTree Inc.[a]	185	10,362
Meridian Bancorp Inc.[a]	996	13,117
MGIC Investment Corp.[a]	6,875	66,206
Nationstar Mortgage Holdings Inc.[a]	983	24,349
Ocwen Financial Corp.[a,b]	4,906	40,474
Radian Group Inc.[b]	1,878	31,532
Stonegate Mortgage Corp.[a]	108	1,168
United Financial Bancorp Inc.	413	5,134

		318,548
TOBACCO — 1.72%
22nd Century Group Inc.[a,b]	2,012	1,730
Altria Group Inc.	92,718	4,637,754
Lorillard Inc.	17,943	1,172,575
Philip Morris International Inc.	45,557	3,431,809
Reynolds American Inc.	11,495	792,121
Vector Group Ltd.	2,323	51,036

		10,087,025
TRADING COMPANIES & DISTRIBUTORS — 0.43%
Air Lease Corp.	315	11,888
Aircastle Ltd.	933	20,955
Applied Industrial Technologies Inc.	739	33,506
Beacon Roofing Supply Inc.[a]	530	16,589
DXP Enterprises Inc.[a]	620	27,336
Fastenal Co.[b]	14,711	609,550
General Finance Corp.[a]	546	4,406
H&E Equipment Services Inc.	1,584	39,584
HD Supply Holdings Inc.[a]	5,172	161,134
Kaman Corp.	694	29,447
MRC Global Inc.[a]	2,230	26,426
MSC Industrial Direct Co. Inc. Class A	2,382	171,980
Neff Corp.[a]	140	1,476
NOW Inc.[a,b]	444	9,608
Rush Enterprises Inc. Class Aa	1,395	38,167
Stock Building Supply Holdings Inc.[a]	690	12,461
TAL International Group Inc.[a]	573	23,338
Textainer Group Holdings Ltd.	341	10,227
Titan Machinery Inc.[a,b]	135	1,802
United Rentals Inc.[a]	4,818	439,209
Veritiv Corp.[a]	57	2,516
Watsco Inc.	1,309	164,541
WW Grainger Inc.	2,886	680,548

		2,536,694

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a,b]	309	$4,734

		4,734
WATER UTILITIES — 0.00%
American States Water Co.	198	7,898
SJW Corp.	227	7,017
York Water Co. (The)	484	11,751

		26,666
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Leap Wireless International Inc.	638	1,608
NTELOS Holdings Corp.[b]	733	3,518
RingCentral Inc. Class Aa	1,362	20,879
SBA Communications Corp. Class Aa	6,350	743,585
Shenandoah Telecommunications Co.	1,043	32,500

		802,090

TOTAL COMMON STOCKS (Cost: $495,550,146)		587,145,105

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	236	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 4.03%

MONEY MARKET FUNDS — 4.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	21,861,369	21,861,369
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	1,262,940	1,262,940

17

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	563,400	$563,400

		23,687,709

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,687,709)		23,687,709

TOTAL INVESTMENTS IN SECURITIES — 103.89% (Cost: $519,237,855)		610,832,814
Other Assets, Less Liabilities — (3.89)%		(22,869,793)

NET ASSETS — 100.00%		$587,963,021

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	1	Jun. 2015	ICE Markets Equity	$124,890	$3,867
E-mini S&P 500	6	Jun. 2015	Chicago Mercantile	618,240	8,657

Net unrealized appreciation					$12,524

See notes to financial statements.

18

Schedule of Investments

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.36%
AAR Corp.	3,153	$96,797
Aerovironment Inc.[a,b]	684	18,133
American Science & Engineering Inc.	546	26,678
Cubic Corp.	1,644	85,110
Curtiss-Wright Corp.	2,872	212,356
DigitalGlobe Inc.[a,b]	6,215	211,745
Ducommun Inc.[a]	439	11,370
Engility Holdings Inc.	1,542	46,322
Erickson Inc.[a]	757	3,270
Esterline Technologies Corp.[a]	2,588	296,119
Exelis Inc.	15,391	375,079
General Dynamics Corp.	24,545	3,331,493
Huntington Ingalls Industries Inc.	619	86,753
Keyw Holding Corp. (The)[a,b]	2,789	22,953
Kratos Defense & Security Solutions Inc.[a]	3,282	18,149
L-3 Communications Holdings Inc.	6,965	876,127
LMI Aerospace Inc.[a]	642	7,839
Moog Inc. Class Aa	3,087	231,679
National Presto Industries Inc.	367	23,264
Northrop Grumman Corp.	16,215	2,609,966
Orbital ATK Inc.	4,720	361,694
Raytheon Co.	25,112	2,743,486
Rockwell Collins Inc.	1,331	128,508
SIFCO Industries Inc.	154	3,356
Spirit AeroSystems Holdings Inc. Class Aa	664	34,667
Teledyne Technologies Inc.[a]	2,190	233,739
Textron Inc.	22,487	996,849
Triumph Group Inc.	3,149	188,058
United Technologies Corp.	65,321	7,655,621
Vectrus Inc.[a]	833	21,233

		20,958,413
AIR FREIGHT & LOGISTICS — 0.29%
Air Transport Services Group Inc.[a]	4,200	38,724
Atlas Air Worldwide Holdings Inc.[a]	2,009	86,427
FedEx Corp.	13,522	2,237,215
UTi Worldwide Inc.[a,b]	7,259	89,286
XPO Logistics Inc.[a,b]	3,505	159,372

		2,611,024
AIRLINES — 0.42%
Alaska Air Group Inc.	1,016	67,239
Copa Holdings SA Class A	559	56,442
Delta Air Lines Inc.	64,519	2,900,774
JetBlue Airways Corp.[a,b]	17,117	329,502
Republic Airways Holdings Inc.[a]	3,934	54,093
SkyWest Inc.	4,202	61,391
Southwest Airlines Co.	6,088	269,698
Virgin America Inc.[a,b]	959	29,154

		3,768,293
AUTO COMPONENTS — 0.47%
Cooper Tire & Rubber Co.	4,259	182,455

Security	Shares	Value

Cooper-Standard Holding Inc.[a,b]	1,033	$61,154
Dana Holding Corp.	6,836	144,650
Federal-Mogul Holdings Corp.[a]	2,266	30,160
Fuel Systems Solutions Inc.[a]	1,322	14,595
Gentex Corp./MI	9,776	178,901
Johnson Controls Inc.	39,165	1,975,483
Lear Corp.	1,302	144,288
Metaldyne Performance Group Inc.[a]	382	6,884
Modine Manufacturing Co.[a]	2,727	36,733
Remy International Inc.	2,176	48,329
Shiloh Industries Inc.[a]	37	519
Spartan Motors Inc.	2,609	12,654
Standard Motor Products Inc.	698	29,497
Stoneridge Inc.[a]	374	4,222
Strattec Security Corp.	43	3,175
Superior Industries International Inc.	1,832	34,680
TRW Automotive Holdings Corp.[a]	8,859	928,866
Visteon Corp.[a]	3,525	339,810

		4,177,055
AUTOMOBILES — 1.11%
Ford Motor Co.	311,638	5,029,837
General Motors Co.	128,697	4,826,138

		9,855,975
BANKS — 11.47%
1st Source Corp.	1,185	38,074
American National Bankshares Inc.	637	14,383
Ameris Bancorp	2,326	61,383
Ames National Corp.	648	16,103
Arrow Financial Corp.	798	21,666
Associated Banc-Corp.	12,002	223,237
Banc of California Inc.	2,629	32,363
BancFirst Corp.	525	32,014
Banco Latinoamericano de Comercio Exterior SA Class E	2,487	81,549
Bancorp Inc. (The)[a]	2,775	25,058
BancorpSouth Inc.	7,661	177,888
Bank of America Corp.	844,312	12,993,962
Bank of Hawaii Corp.	3,543	216,867
Bank of Kentucky Financial Corp. (The)	472	23,152
Bank of Marin Bancorp	574	29,217
Bank of the Ozarks Inc.	436	16,101
BankUnited Inc.	8,138	266,438
Banner Corp.	1,619	74,312
BB&T Corp.	57,677	2,248,826
BBCN Bancorp Inc.	6,177	89,381
Berkshire Hills Bancorp Inc.	2,086	57,782
Blue Hills Bancorp Inc.[a]	2,268	29,983
BNC Bancorp	1,461	26,444
BOK Financial Corp.	2,269	138,908
Boston Private Financial Holdings Inc.	6,631	80,567
Bridge Bancorp Inc.	1,081	27,922
Bridge Capital Holdings[a]	948	24,752
Bryn Mawr Bank Corp.	1,193	36,279
C1 Financial Inc.[a]	261	4,894
Camden National Corp.	628	25,020
Capital Bank Financial Corp. Class Aa	1,772	48,925
Capital City Bank Group Inc.	904	14,690
Cardinal Financial Corp.	2,459	49,131
Cascade Bancorp[a]	2,678	12,854
Cathay General Bancorp	6,454	183,616

19

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

CenterState Banks Inc.	2,613	$31,121
Central Pacific Financial Corp.	1,525	35,029
Century Bancorp Inc./MA Class A	266	10,560
Chemical Financial Corp.	2,532	79,404
CIT Group Inc.	14,676	662,181
Citigroup Inc.	243,915	12,566,501
Citizens & Northern Corp.	939	18,949
Citizens Financial Group Inc.	12,890	311,036
City Holding Co.	1,379	64,854
City National Corp./CA	3,860	343,849
CNB Financial Corp./PA	986	16,782
CoBiz Financial Inc.	2,906	35,802
Columbia Banking System Inc.	4,723	136,825
Comerica Inc.	14,542	656,280
Commerce Bancshares Inc./MO	6,959	294,505
Community Bank System Inc.	3,293	116,539
Community Trust Bancorp Inc.	1,181	39,162
CommunityOne Bancorp[a]	1,090	10,726
ConnectOne Bancorp Inc.	1,664	32,381
CU Bancorp[a]	770	17,517
Cullen/Frost Bankers Inc.	4,248	293,452
Customers Bancorp Inc.[a]	1,922	46,820
CVB Financial Corp.	8,441	134,550
Eagle Bancorp Inc.[a]	726	27,878
East West Bancorp Inc.	11,638	470,873
Enterprise Bancorp Inc./MA	462	9,818
Enterprise Financial Services Corp.	1,424	29,420
FCB Financial Holdings Inc. Class Aa	658	18,009
Fidelity Southern Corp.	1,569	26,485
Fifth Third Bancorp	68,140	1,284,439
Financial Institutions Inc.	1,064	24,398
First Bancorp Inc./ME	672	11,726
First BanCorp/Puerto Rico[a]	8,214	50,927
First Bancorp/Troy NC	1,714	30,098
First Busey Corp.	5,922	39,618
First Business Financial Services Inc.	292	12,626
First Citizens BancShares Inc./NC Class A	776	201,519
First Commonwealth Financial Corp.	7,194	64,746
First Community Bancshares Inc./VA	1,288	22,579
First Connecticut Bancorp Inc./Farmington CT	1,420	21,825
First Financial Bancorp	4,508	80,287
First Financial Bankshares Inc.	2,275	62,881
First Financial Corp./IN	892	32,014
First Horizon National Corp.	18,766	268,166
First Interstate BancSystem Inc.	1,575	43,816
First Merchants Corp.	2,870	67,560
First Midwest Bancorp Inc./IL	5,891	102,327
First NBC Bank Holding Co.[a]	1,179	38,883
First Niagara Financial Group Inc.	28,375	250,835
First of Long Island Corp. (The)	932	23,766
First Republic Bank/CA	10,995	627,705
FirstMerit Corp.	13,305	253,593
Flushing Financial Corp.	2,476	49,693
FNB Corp./PA	14,306	187,981
Fulton Financial Corp.	14,370	177,326
German American Bancorp Inc.	954	28,076
Glacier Bancorp Inc.	5,910	148,636
Great Southern Bancorp Inc.	797	31,394
Great Western Bancorp Inc.	1,473	32,421
Green Bancorp Inc.[a]	378	4,226
Guaranty Bancorp	1,190	20,182
Hampton Roads Bankshares Inc.[a]	2,677	5,060
Hancock Holding Co.	6,517	194,598

Security	Shares	Value

Hanmi Financial Corp.	2,483	$52,515
Heartland Financial USA Inc.	1,178	38,438
Heritage Commerce Corp.	1,604	14,645
Heritage Financial Corp./WA	2,261	38,437
Heritage Oaks Bancorp	1,582	13,146
Hilltop Holdings Inc.[a]	5,883	114,366
Home BancShares Inc./AR	825	27,959
HomeTrust Bancshares Inc.[a]	1,578	25,201
Horizon Bancorp/IN	789	18,455
Hudson Valley Holding Corp.	1,201	30,698
Huntington Bancshares Inc./OH	66,288	732,482
IBERIABANK Corp.	2,609	164,445
Independent Bank Corp./Rockland MA	2,045	89,714
Independent Bank Group Inc.	516	20,078
International Bancshares Corp.	4,456	115,990
Investors Bancorp Inc.	25,211	295,473
JPMorgan Chase & Co.	303,810	18,404,810
KeyCorp	70,769	1,002,089
Lakeland Bancorp Inc.	3,066	35,259
Lakeland Financial Corp.	1,296	52,592
LegacyTexas Financial Group Inc.	3,198	72,691
M&T Bank Corp.[b]	10,534	1,337,818
Macatawa Bank Corp.	1,879	10,053
MainSource Financial Group Inc.	1,573	30,894
MB Financial Inc.	5,311	166,287
Mercantile Bank Corp.	1,367	26,725
Merchants Bancshares Inc./VT	381	11,114
Metro Bancorp Inc.	1,060	29,224
MidSouth Bancorp Inc.	559	8,245
MidWestOne Financial Group Inc.	530	15,280
National Bank Holdings Corp. Class A	3,040	57,182
National Bankshares Inc.	538	16,054
National Penn Bancshares Inc.	9,686	104,318
NBT Bancorp Inc.	3,670	91,970
NewBridge Bancorp	3,296	29,400
Northrim BanCorp Inc.	518	12,712
OFG Bancorp[b]	3,731	60,890
Old Line Bancshares Inc.	686	10,839
Old National Bancorp/IN	9,229	130,960
Opus Bank[b]	403	12,445
Pacific Continental Corp.	1,441	19,050
Pacific Premier Bancorp Inc.[a]	1,767	28,608
PacWest Bancorp	8,201	384,545
Palmetto Bancshares Inc.	374	7,106
Park National Corp.	1,047	89,581
Park Sterling Corp.	4,078	28,954
Peapack Gladstone Financial Corp.	1,337	28,879
Penns Woods Bancorp Inc.	321	15,700
Peoples Bancorp Inc./OH	1,218	28,794
Peoples Financial Services Corp.	575	25,800
Pinnacle Financial Partners Inc.	2,917	129,690
PNC Financial Services Group Inc. (The)[c]	42,866	3,996,826
Popular Inc.[a]	8,300	285,437
Preferred Bank/Los Angeles CA	922	25,327
PrivateBancorp Inc.	5,702	200,539
Prosperity Bancshares Inc.	5,566	292,104
Regions Financial Corp.	110,537	1,044,575
Renasant Corp.	2,709	81,405
Republic Bancorp Inc./KY Class A	781	19,314
Republic First Bancorp Inc.[a]	2,357	8,556
S&T Bancorp Inc.	2,530	71,801
Sandy Spring Bancorp Inc.	1,887	49,496
Seacoast Banking Corp. of Florida[a]	1,945	27,755

20

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

ServisFirst Bancshares Inc.	115	$3,794
Sierra Bancorp	924	15,431
Signature Bank/New York NYa	274	35,505
Simmons First National Corp. Class A	1,772	80,573
South State Corp.	1,971	134,797
Southside Bancshares Inc.	1,875	53,794
Southwest Bancorp Inc.	1,554	27,646
Square 1 Financial Inc.[a]	574	15,366
State Bank Financial Corp.	2,943	61,803
Sterling Bancorp/DE	7,355	98,631
Stock Yards Bancorp Inc.	1,213	41,764
Stonegate Bank	777	23,458
Suffolk Bancorp	1,168	27,752
Sun Bancorp Inc./NJa	573	10,835
SunTrust Banks Inc.	42,687	1,754,009
Susquehanna Bancshares Inc.	15,040	206,198
SVB Financial Group[a]	3,689	468,651
Synovus Financial Corp.	11,339	317,605
Talmer Bancorp Inc. Class A	1,444	22,115
TCF Financial Corp.	13,175	207,111
Texas Capital Bancshares Inc.[a]	2,426	118,025
Tompkins Financial Corp.	1,171	63,058
Towne Bank/Portsmouth VA	3,574	57,470
TriCo Bancshares	1,807	43,603
Tristate Capital Holdings Inc.[a]	1,720	18,008
Triumph Bancorp Inc.[a]	617	8,428
Trustmark Corp.	5,396	131,015
U.S. Bancorp/MN	137,846	6,019,735
UMB Financial Corp.	3,042	160,891
Umpqua Holdings Corp.	13,683	235,074
Union Bankshares Corp.	3,795	84,287
United Bankshares Inc./WV	5,560	208,945
United Community Banks Inc./GA	3,963	74,821
Univest Corp. of Pennsylvania	1,327	26,261
Valley National Bancorp	17,924	169,203
Washington Trust Bancorp Inc.	1,156	44,148
Webster Financial Corp.	7,245	268,427
Wells Fargo & Co.	383,325	20,852,880
WesBanco Inc.	2,733	89,041
West Bancorp. Inc.	1,199	23,848
Westamerica Bancorp.	2,141	92,513
Western Alliance Bancorp[a]	2,804	83,111
Wilshire Bancorp Inc.	5,930	59,122
Wintrust Financial Corp.	3,718	177,274
Yadkin Financial Corp.[a]	1,475	29,942
Zions BanCorp.	16,218	437,886

		102,072,565
BEVERAGES — 0.10%
Coca-Cola Bottling Co. Consolidated	23	2,600
Constellation Brands Inc. Class Aa	888	103,194
Craft Brew Alliance Inc.[a,b]	534	7,284
Molson Coors Brewing Co. Class B	10,864	808,825

		921,903
BIOTECHNOLOGY — 0.17%
ACADIA Pharmaceuticals Inc.[a]	661	21,542
Achillion Pharmaceuticals Inc.[a,b]	7,324	72,215
Adamas Pharmaceuticals Inc.[a]	13	227
Agenus Inc.[a]	1,046	5,366
Alkermes PLC[a]	1,671	101,881

Security	Shares	Value

Alnylam Pharmaceuticals Inc.[a]	895	$93,456
AMAG Pharmaceuticals Inc.[a]	476	26,018
Amgen Inc.	3,153	504,007
Anacor Pharmaceuticals Inc.[a]	1,625	94,006
Ardelyx Inc.[a]	49	641
Array BioPharma Inc.[a,b]	2,742	20,209
Atara Biotherapeutics Inc.[a,b]	57	2,370
Avalanche Biotechnologies Inc.[a]	79	3,201
Bellicum Pharmaceuticals Inc.[a]	84	1,946
BioCryst Pharmaceuticals Inc.[a]	1,088	9,825
Calithera Biosciences Inc.[a]	80	1,314
Celldex Therapeutics Inc.[a,b]	925	25,780
Cellular Dynamics International Inc.[a]	34	559
ChemoCentryx Inc.[a]	2,086	15,749
Coherus Biosciences Inc.[a,b]	68	2,079
Cytokinetics Inc.[a]	2,861	19,398
Cytori Therapeutics Inc.[a,b]	1,034	1,220
CytRx Corp.[a,b]	3,041	10,248
Dynavax Technologies Corp.[a,b]	2,465	55,290
Emergent BioSolutions Inc.[a]	2,121	61,000
FibroGen Inc.[a]	93	2,918
Geron Corp.[a]	12,044	45,406
Hyperion Therapeutics Inc.[a]	234	10,741
Idera Pharmaceuticals Inc.[a,b]	417	1,547
Immune Design Corp.[a]	60	1,267
Immunomedics Inc.[a,b]	301	1,153
Inovio Pharmaceuticals Inc.[a,b]	533	4,349
Invitae Corp.[a]	73	1,223
Juno Therapeutics Inc.[a]	98	5,945
Kite Pharma Inc.[a,b]	93	5,364
Lexicon Pharmaceuticals Inc.[a,b]	1,294	1,222
Loxo Oncology Inc.[a]	36	448
Merrimack Pharmaceuticals Inc.[a,b]	428	5,085
Myriad Genetics Inc.[a,b]	703	24,886
Navidea Biopharmaceuticals Inc.[a,b]	1,438	2,286
NeoStem Inc.[a,b]	1,739	4,417
Osiris Therapeutics Inc.[a]	134	2,356
Otonomy Inc.[a]	81	2,864
OvaScience Inc.[a,b]	1,310	45,496
Peregrine Pharmaceuticals Inc.[a]	971	1,311
Progenics Pharmaceuticals Inc.[a,b]	4,101	24,524
Prothena Corp. PLC[a]	1,545	58,926
PTC Therapeutics Inc.[a,b]	238	14,482
Radius Health Inc.[a]	47	1,935
Rigel Pharmaceuticals Inc.[a]	6,990	24,954
Sage Therapeutics Inc.[a,b]	47	2,361
Spark Therapeutics Inc.[a]	80	6,200
Spectrum Pharmaceuticals Inc.[a,b]	4,815	29,227
T2 Biosystems Inc.[a,b]	95	1,474
Threshold Pharmaceuticals Inc.[a]	242	983
Tokai Pharmaceuticals Inc.[a]	58	655
Verastem Inc.[a]	1,796	18,265
Vitae Pharmaceuticals Inc.[a]	55	644
XOMA Corp.[a]	1,032	3,757
Zafgen Inc.[a]	79	3,129

		1,511,347
BUILDING PRODUCTS — 0.17%
Advanced Drainage Systems Inc.	425	12,724
AO Smith Corp.	3,312	217,466
Apogee Enterprises Inc.	1,040	44,928
Fortune Brands Home & Security Inc.	7,740	367,495

21

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

Gibraltar Industries Inc.[a]	2,368	$38,859
Griffon Corp.	2,516	43,854
Insteel Industries Inc.	108	2,336
Masonite International Corp.[a]	2,018	135,731
Owens Corning	9,414	408,568
Ply Gem Holdings Inc.[a,b]	132	1,716
Quanex Building Products Corp.	2,678	52,864
Simpson Manufacturing Co. Inc.	3,033	113,343
Universal Forest Products Inc.	1,552	86,105

		1,525,989
CAPITAL MARKETS — 3.29%
Ameriprise Financial Inc.	9,889	1,293,877
Arlington Asset Investment Corp. Class Ab	1,495	35,970
Ashford Inc.[a]	77	9,144
Bank of New York Mellon Corp. (The)	91,522	3,682,845
BGC Partners Inc. Class A	10,038	94,859
BlackRock Inc.[c]	6,325	2,313,938
Calamos Asset Management Inc. Class A	1,464	19,691
Charles Schwab Corp. (The)	75,352	2,293,715
CIFC Corp.	421	3,221
Cowen Group Inc. Class Aa	9,530	49,556
E*TRADE Financial Corp.[a]	23,106	659,792
FBR & Co.[a]	564	13,034
Federated Investors Inc. Class B	1,966	66,628
Fifth Street Asset Management Inc.	206	2,322
Franklin Resources Inc.	5,805	297,913
FXCM Inc. Class Ab	3,860	8,222
GFI Group Inc.	1,550	9,191
Goldman Sachs Group Inc. (The)	35,883	6,744,927
Interactive Brokers Group Inc. Class A	4,308	146,558
INTL FCStone Inc.[a]	1,040	30,919
Invesco Ltd.	29,342	1,164,584
Investment Technology Group Inc.[a]	2,921	88,535
Janus Capital Group Inc.	11,982	205,970
KCG Holdings Inc. Class Aa	3,350	41,071
Legg Mason Inc.	5,044	278,429
Manning & Napier Inc.	1,060	13,791
Medley Management Inc.	206	2,264
Moelis & Co. Class A	505	15,211
Morgan Stanley	123,089	4,393,046
Northern Trust Corp.	19,052	1,326,972
NorthStar Asset Management Group Inc./New York	11,495	268,293
OM Asset Management PLC	828	15,434
Oppenheimer Holdings Inc. Class A	794	18,627
Piper Jaffray Companies[a]	1,283	67,306
Raymond James Financial Inc.	10,024	569,163
Safeguard Scientifics Inc.[a,b]	1,596	28,856
SEI Investments Co.	639	28,173
State Street Corp.	34,550	2,540,461
Stifel Financial Corp.[a]	5,337	297,538
TD Ameritrade Holding Corp.	2,677	99,745
Walter Investment Management Corp.[a,b]	3,004	48,515

		29,288,306
CHEMICALS — 1.58%
A Schulman Inc.	1,807	87,097
Air Products & Chemicals Inc.	17,040	2,577,811
Albemarle Corp.	6,447	340,660
American Vanguard Corp.	2,250	23,895
Ashland Inc.	5,549	706,443

Security	Shares	Value

Axalta Coating Systems Ltd.[a]	1,938	$53,528
Axiall Corp.	5,573	261,597
Cabot Corp.	4,844	217,980
Celanese Corp. Series A	11,379	635,631
CF Industries Holdings Inc.	3,849	1,091,884
Chase Corp.	40	1,749
Cytec Industries Inc.	5,044	272,578
Dow Chemical Co. (The)	81,171	3,894,585
Eastman Chemical Co.	1,070	74,108
EI du Pont de Nemours & Co.	4,104	293,313
FutureFuel Corp.	1,480	15,200
Hawkins Inc.	689	26,175
Huntsman Corp.	4,796	106,327
Innophos Holdings Inc.	744	41,932
Innospec Inc.	1,546	71,719
Intrepid Potash Inc.[a]	4,373	50,508
KMG Chemicals Inc.	792	21,170
Kraton Performance Polymers Inc.[a]	2,508	50,687
Kronos Worldwide Inc.	1,587	20,076
LSB Industries Inc.[a]	1,546	63,896
Minerals Technologies Inc.	1,990	145,469
Mosaic Co. (The)	26,957	1,241,639
Olin Corp.	6,311	202,204
OM Group Inc.	2,606	78,258
Quaker Chemical Corp.	308	26,377
Rayonier Advanced Materials Inc.	2,986	44,491
RPM International Inc.	714	34,265
Sensient Technologies Corp.	3,722	256,371
Sigma-Aldrich Corp.	5,137	710,190
Stepan Co.	831	34,620
Trecora Resources[a]	175	2,135
Tredegar Corp.	1,966	39,536
Trinseo SAa	698	13,820
Tronox Ltd. Class A	4,893	99,475
Westlake Chemical Corp.	486	34,963
WR Grace & Co.[a]	811	80,184
Zep Inc.	1,142	19,448

		14,063,994
COMMERCIAL SERVICES & SUPPLIES — 0.72%
ABM Industries Inc.	4,478	142,669
ACCO Brands Corp.[a]	9,104	75,654
ADT Corp. (The)[b]	13,964	579,785
Brady Corp. Class A	3,819	108,039
Brink’s Co. (The)	3,847	106,293
Casella Waste Systems Inc. Class Aa	280	1,540
CECO Environmental Corp.	1,625	17,241
Cenveo Inc.[a,b]	4,249	9,093
Cintas Corp.	1,604	130,935
Civeo Corp.	7,520	19,101
Clean Harbors Inc.[a]	1,287	73,076
Covanta Holding Corp.	5,125	114,954
Deluxe Corp.	1,946	134,819
Ennis Inc.	2,004	28,296
G&K Services Inc. Class A	1,585	114,960
Heritage-Crystal Clean Inc.[a]	101	1,182
HNI Corp.	222	12,248
InnerWorkings Inc.[a]	2,543	17,089
KAR Auction Services Inc.	6,689	253,714
Kimball International Inc. Class B	3,037	31,828
Matthews International Corp. Class A	2,359	121,512
McGrath RentCorp	2,069	68,091

22

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

Mobile Mini Inc.	3,432	$146,340
Multi-Color Corp.	492	34,110
NL Industries Inc.[a]	524	4,061
Performant Financial Corp.[a]	130	442
Pitney Bowes Inc.	8,744	203,910
Quad/Graphics Inc.	2,086	47,936
Republic Services Inc.	21,264	862,468
RR Donnelley & Sons Co.	14,367	275,703
SP Plus Corp.[a]	87	1,901
Tetra Tech Inc.	4,782	114,864
Tyco International PLC	3,649	157,126
UniFirst Corp./MA	1,179	138,756
United Stationers Inc.	3,276	134,283
Viad Corp.	1,581	43,983
Waste Connections Inc.	3,871	186,350
Waste Management Inc.	33,590	1,821,586
West Corp.	1,441	48,605

		6,384,543
COMMUNICATIONS EQUIPMENT — 1.65%
ADTRAN Inc.	2,211	41,279
Aerohive Networks Inc.[a]	410	1,829
Arista Networks Inc.[a]	117	8,252
Bel Fuse Inc. Class B	809	15,395
Black Box Corp.	1,189	24,886
Brocade Communications Systems Inc.	35,320	419,072
Calix Inc.[a]	3,252	27,284
Cisco Systems Inc.	411,357	11,322,601
Comtech Telecommunications Corp.	1,305	37,780
Digi International Inc.[a]	1,995	19,910
EchoStar Corp. Class Aa	2,614	135,196
Emulex Corp.[a]	6,308	50,275
Extreme Networks Inc.[a]	2,460	7,774
Finisar Corp.[a]	488	10,414
Harmonic Inc.[a]	6,564	48,639
Harris Corp.	6,769	533,126
Infinera Corp.[a,b]	1,362	26,791
Ixia[a]	4,005	48,581
JDS Uniphase Corp.[a,b]	18,468	242,300
Juniper Networks Inc.	25,607	578,206
KVH Industries Inc.[a]	148	2,238
Motorola Solutions Inc.	12,397	826,508
NETGEAR Inc.[a]	2,805	92,228
Numerex Corp. Class Aa,b	216	2,462
Oclaro Inc.[a,b]	7,216	14,288
Plantronics Inc.	505	26,740
Polycom Inc.[a]	6,025	80,735
Procera Networks Inc.[a,b]	1,332	12,507
TESSCO Technologies Inc.	506	12,478

		14,669,774
CONSTRUCTION & ENGINEERING — 0.26%
AECOM[a,b]	12,002	369,902
Aegion Corp.[a]	2,603	46,984
Ameren Inc. Class Aa	1,574	11,648
Argan Inc.	623	22,534
Comfort Systems USA Inc.	2,594	54,578
Dycom Industries Inc.[a]	289	14,115
EMCOR Group Inc.	5,055	234,906
Fluor Corp.	4,620	264,079
Granite Construction Inc.	3,201	112,483

Security	Shares	Value

Great Lakes Dredge & Dock Corp.[a]	4,081	$24,527
Jacobs Engineering Group Inc.[a]	10,605	478,922
KBR Inc.	11,872	171,906
Layne Christensen Co.[a,b]	1,552	7,775
MYR Group Inc.[a]	1,696	53,153
Northwest Pipe Co.[a]	760	17,442
Orion Marine Group Inc.[a]	2,104	18,641
Quanta Services Inc.[a]	12,951	369,492
Sterling Construction Co. Inc.[a,b]	1,291	5,835
Tutor Perini Corp.[a]	2,892	67,528

		2,346,450
CONSTRUCTION MATERIALS — 0.10%
U.S. Lime & Minerals Inc.	4	258
Vulcan Materials Co.	10,555	889,787

		890,045
CONSUMER FINANCE — 0.82%
Ally Financial Inc.[a]	2,245	47,100
Capital One Financial Corp.	45,873	3,615,710
Cash America International Inc.	2,269	52,868
Consumer Portfolio Services Inc.[a]	2,116	14,791
Discover Financial Services	37,431	2,109,237
Encore Capital Group Inc.[a,b]	770	32,024
Enova International Inc.[a]	2,083	41,014
Ezcorp Inc. Class Aa,b	4,092	37,360
Green Dot Corp. Class Aa	2,677	42,618
JG Wentworth Co. (The) Class Aa	1,282	13,320
Navient Corp.	32,175	654,118
Nelnet Inc. Class A	1,789	84,655
Nicholas Financial Inc.[a]	771	10,802
Regional Management Corp.[a]	967	14,273
Santander Consumer USA Holdings Inc.	6,493	150,248
SLM Corp.	22,335	207,269
Springleaf Holdings Inc.[a]	1,951	101,003
Synchrony Financial[a]	2,852	86,558

		7,314,968
CONTAINERS & PACKAGING — 0.34%
AEP Industries Inc.[a]	27	1,486
AptarGroup Inc.	4,056	257,637
Avery Dennison Corp.	4,989	263,968
Bemis Co. Inc.	8,058	373,166
Berry Plastics Group Inc.[a]	3,082	111,537
Greif Inc. Class A	2,525	99,157
MeadWestvaco Corp.	13,506	673,544
Owens-Illinois Inc.[a]	5,424	126,488
Rock-Tenn Co. Class A	11,495	741,427
Sonoco Products Co.	8,141	370,090
UFP Technologies Inc.[a]	415	9,454

		3,027,954
DISTRIBUTORS — 0.02%
Core-Mark Holding Co. Inc.	1,721	110,695
Genuine Parts Co.	808	75,298
VOXX International Corp.[a,b]	1,453	13,309
Weyco Group Inc.	715	21,378

		220,680

23

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.15%
2U Inc.[a,b]	692	$17,701
American Public Education Inc.[a]	93	2,788
Apollo Education Group Inc.[a]	7,803	147,633
Ascent Capital Group Inc. Class Aa	1,169	46,538
Bridgepoint Education Inc.[a]	1,462	14,108
Career Education Corp.[a]	4,901	24,652
Carriage Services Inc.	1,040	24,825
Chegg Inc.[a,b]	5,811	46,197
DeVry Education Group Inc.	5,117	170,703
Graham Holdings Co. Class B	285	299,145
Houghton Mifflin Harcourt Co.[a]	8,699	204,253
ITT Educational Services Inc.[a,b]	1,692	11,489
K12 Inc.[a]	1,568	24,649
Regis Corp.[a]	3,769	61,661
Service Corp. International/U.S.	3,707	96,567
ServiceMaster Global Holdings Inc.[a]	1,082	36,517
Steiner Leisure Ltd.[a]	1,169	55,411
Universal Technical Institute Inc.	1,707	16,387
Weight Watchers International Inc.[a,b]	167	1,167

		1,302,391
DIVERSIFIED FINANCIAL SERVICES — 3.03%
Berkshire Hathaway Inc. Class Ba	146,905	21,201,329
CME Group Inc./IL	25,591	2,423,724
FNFV Group[a]	7,499	105,736
GAIN Capital Holdings Inc.	2,429	23,731
Intercontinental Exchange Inc.	5,340	1,245,662
Leucadia National Corp.	24,653	549,515
Marlin Business Services Corp.	664	13,300
MSCI Inc.	5,190	318,199
NASDAQ OMX Group Inc. (The)	9,374	477,511
NewStar Financial Inc.[a]	2,116	24,821
On Deck Capital Inc.[a]	755	16,074
PHH Corp.[a,b]	4,124	99,677
PICO Holdings Inc.[a]	1,742	28,238
Resource America Inc. Class A	938	8,536
Tiptree Financial Inc.[a]	636	4,217
Voya Financial Inc.	10,351	446,232

		26,986,502
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.82%
8x8 Inc.[a]	4,735	39,774
AT&T Inc.	416,734	13,606,365
Atlantic Tele-Network Inc.	754	52,192
CenturyLink Inc.	43,327	1,496,948
Cincinnati Bell Inc.[a]	12,152	42,896
Consolidated Communications Holdings Inc.	1,176	23,990
Fairpoint Communications Inc.[a]	241	4,242
Frontier Communications Corp.	80,227	565,600
Globalstar Inc.[a,b]	21,812	72,634
Hawaiian Telcom Holdco Inc.[a,b]	797	21,224
IDT Corp. Class B	107	1,899
inContact Inc.[a,b]	232	2,529
Intelsat SAa	1,698	20,376
Iridium Communications Inc.[a,b]	6,690	64,960
Lumos Networks Corp.	242	3,693
magicJack VocalTec Ltd.[a,b]	381	2,606
ORBCOMM Inc.[a]	4,480	26,746
Premiere Global Services Inc.[a]	3,009	28,766

Security	Shares	Value

Vonage Holdings Corp.[a,b]	15,082	$74,053
Windstream Holdings Inc.	3,550	26,270
Zayo Group Holdings Inc.[a]	1,233	34,475

		16,212,238
ELECTRIC UTILITIES — 3.22%
ALLETE Inc.	3,593	189,567
American Electric Power Co. Inc.	39,181	2,203,931
Cleco Corp.	4,884	266,276
Duke Energy Corp.	56,757	4,357,802
Edison International	26,239	1,639,150
El Paso Electric Co.	3,306	127,744
Empire District Electric Co. (The)	3,564	88,459
Entergy Corp.	14,413	1,116,863
Eversource Energy	25,305	1,278,409
Exelon Corp.	68,934	2,316,872
FirstEnergy Corp.	33,622	1,178,787
Great Plains Energy Inc.	12,303	328,244
Hawaiian Electric Industries Inc.	8,286	266,146
IDACORP Inc.	4,054	254,875
ITC Holdings Corp.	680	25,452
MGE Energy Inc.	2,727	120,861
NextEra Energy Inc.	35,002	3,641,958
NRG Yield Inc. Class A	1,893	96,032
OGE Energy Corp.	16,115	509,395
Otter Tail Corp.	2,906	93,486
Pepco Holdings Inc.	20,312	544,971
Pinnacle West Capital Corp.	8,839	563,486
PNM Resources Inc.	6,584	192,253
Portland General Electric Co.	6,362	235,967
PPL Corp.	53,341	1,795,458
Southern Co. (The)	71,551	3,168,278
Spark Energy Inc. Class A	233	3,437
UIL Holdings Corp.	4,533	233,087
Unitil Corp.	1,081	37,586
Westar Energy Inc.	10,328	400,313
Xcel Energy Inc.	40,454	1,408,204

		28,683,349
ELECTRICAL EQUIPMENT — 0.55%
Babcock & Wilcox Co. (The)	8,820	283,034
Eaton Corp. PLC	38,264	2,599,656
Emerson Electric Co.	14,232	805,816
Encore Wire Corp.	398	15,076
EnerSys	2,718	174,604
Franklin Electric Co. Inc.	248	9,459
General Cable Corp.	4,127	71,108
Global Power Equipment Group Inc.	1,330	17,556
GrafTech International Ltd.[a]	9,122	35,485
Hubbell Inc. Class B	3,968	434,972
LSI Industries Inc.	1,552	12,649
Plug Power Inc.[a,b]	13,221	34,242
Powell Industries Inc.	761	25,699
PowerSecure International Inc.[a]	1,708	22,477
Preformed Line Products Co.	154	6,488
Regal-Beloit Corp.	3,588	286,753
Revolution Lighting Technologies Inc.[a,b]	244	271
TCP International Holdings Ltd.[a,b]	232	427
Vicor Corp.[a]	1,295	19,684

		4,855,456

24

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.72%
Agilysys Inc.[a]	1,035	$10,184
Anixter International Inc.[a]	1,195	90,975
Arrow Electronics Inc.[a]	7,963	486,937
Avnet Inc.	8,836	393,202
AVX Corp.	3,721	53,099
Benchmark Electronics Inc.[a]	4,527	108,784
Checkpoint Systems Inc.	3,138	33,953
Coherent Inc.[a]	1,845	119,851
Corning Inc.	80,829	1,833,202
CTS Corp.	2,655	47,763
CUI Global Inc.[a]	560	3,282
Daktronics Inc.	901	9,740
Dolby Laboratories Inc. Class A	3,817	145,657
DTS Inc./CAa	937	31,924
Electro Rent Corp.	1,485	16,840
Electro Scientific Industries Inc.	1,849	11,427
Fabrinet[a]	2,856	54,235
FARO Technologies Inc.[a]	127	7,891
FLIR Systems Inc.	3,440	107,603
GSI Group Inc.[a]	2,246	29,917
II-VI Inc.[a]	4,092	75,538
Ingram Micro Inc. Class Aa	12,386	311,136
Insight Enterprises Inc.[a]	3,442	98,166
Itron Inc.[a]	3,077	112,341
Jabil Circuit Inc.	16,240	379,691
Kemet Corp.[a]	3,825	15,835
Keysight Technologies Inc.[a]	11,531	428,377
Kimball Electronics Inc.[a]	2,273	32,140
Knowles Corp.[a,b]	6,773	130,516
Littelfuse Inc.	271	26,935
Mercury Systems Inc.[a]	2,493	38,766
Multi-Fineline Electronix Inc.[a]	558	10,195
Newport Corp.[a]	361	6,881
OSI Systems Inc.[a]	1,216	90,300
Park Electrochemical Corp.	1,598	34,453
PC Connection Inc.	760	19,828
Plexus Corp.[a]	1,760	71,755
Rofin-Sinar Technologies Inc.[a]	2,233	54,106
Rogers Corp.[a]	1,071	88,047
Sanmina Corp.[a]	6,741	163,065
ScanSource Inc.[a]	2,413	98,088
Speed Commerce Inc.[a,b]	375	240
SYNNEX Corp.	2,017	155,813
Tech Data Corp.[a]	3,040	175,621
TTM Technologies Inc.[a]	4,115	37,076
Viasystems Group Inc.[a]	388	6,786
Vishay Intertechnology Inc.	10,789	149,104
Vishay Precision Group Inc.[a]	941	14,990

		6,422,255
ENERGY EQUIPMENT & SERVICES — 0.77%
Aspen Aerogels Inc.[a]	170	1,238
Atwood Oceanics Inc.	3,999	112,412
Baker Hughes Inc.	32,174	2,045,623
Bristow Group Inc.	2,900	157,905
C&J Energy Services Ltd.[a]	530	5,899
Cameron International Corp.[a]	5,642	254,567
CHC Group Ltd.[a,b]	3,543	4,712
Diamond Offshore Drilling Inc.[b]	5,305	142,121
Era Group Inc.[a]	1,601	33,365

Security	Shares	Value

Exterran Holdings Inc.	4,617	$154,993
FMSA Holdings Inc.[a,b]	1,305	9,448
Forum Energy Technologies Inc.[a]	3,001	58,820
Frank’s International NV	2,365	44,225
Geospace Technologies Corp.[a,b]	929	15,338
Gulf Island Fabrication Inc.	663	9,852
Gulfmark Offshore Inc. Class A	2,128	27,749
Helix Energy Solutions Group Inc.[a]	8,476	126,801
Helmerich & Payne Inc.	2,501	170,243
Hercules Offshore Inc.[a,b]	13,622	5,710
Hornbeck Offshore Services Inc.[a]	3,016	56,731
Independence Contract Drilling Inc.[a,b]	535	3,729
ION Geophysical Corp.[a,b]	8,334	18,085
Key Energy Services Inc.[a]	10,530	19,165
McDermott International Inc.[a,b]	19,121	73,425
Mitcham Industries Inc.[a]	1,040	4,784
Nabors Industries Ltd.	21,476	293,147
National Oilwell Varco Inc.	31,445	1,571,935
Natural Gas Services Group Inc.[a]	942	18,105
Newpark Resources Inc.[a]	6,736	61,365
Nordic American Offshore Ltd.[a]	827	7,575
North Atlantic Drilling Ltd.[b]	4,228	4,904
Nuverra Environmental Solutions Inc.[a,b]	1,329	4,731
Oil States International Inc.[a]	3,742	148,819
Parker Drilling Co.[a]	10,395	36,279
Patterson-UTI Energy Inc.	5,663	106,323
PHI Inc.[a]	907	27,283
Pioneer Energy Services Corp.[a]	1,427	7,734
Rowan Companies PLC Class A	9,932	175,896
SEACOR Holdings Inc.[a]	1,499	104,435
Seadrill Ltd.[b]	19,885	185,925
Seventy Seven Energy Inc.[a,b]	2,520	10,458
Superior Energy Services Inc.	11,704	261,467
Tesco Corp.	2,371	26,958
TETRA Technologies Inc.[a]	6,055	37,420
Tidewater Inc.	3,969	75,967
Unit Corp.[a]	3,711	103,834
Vantage Drilling Co.[a]	15,716	5,147

		6,832,647
FOOD & STAPLES RETAILING — 2.51%
Andersons Inc. (The)	159	6,578
Chefs’ Warehouse Inc. (The)[a,b]	263	5,899
Costco Wholesale Corp.	2,083	315,564
CVS Health Corp.	80,497	8,308,095
Diplomat Pharmacy Inc.[a]	577	19,953
Ingles Markets Inc. Class A	955	47,253
Rite Aid Corp.[a]	25,754	223,802
Roundy’s Inc.[a]	2,764	13,516
Smart & Final Stores Inc.[a]	506	8,906
SpartanNash Co.	3,190	100,676
SUPERVALU Inc.[a]	16,136	187,662
Sysco Corp.	29,263	1,104,093
Village Super Market Inc. Class A	669	21,033
Wal-Mart Stores Inc.	114,798	9,442,136
Walgreens Boots Alliance Inc.	19,046	1,612,815
Weis Markets Inc.	892	44,386
Whole Foods Market Inc.	16,609	864,997

		22,327,364

25

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

FOOD PRODUCTS — 1.50%
Alico Inc.	295	$15,122
Archer-Daniels-Midland Co.	47,389	2,246,239
B&G Foods Inc.	364	10,712
Boulder Brands Inc.[a]	258	2,459
Bunge Ltd.	11,874	977,943
Campbell Soup Co.	4,758	221,485
ConAgra Foods Inc.	33,951	1,240,230
Darling Ingredients Inc.[a]	10,553	147,848
Dean Foods Co.	7,523	124,355
Fresh Del Monte Produce Inc.	2,934	114,162
Freshpet Inc.[a,b]	430	8,355
Hain Celestial Group Inc. (The)[a]	701	44,899
Ingredion Inc.	5,057	393,536
JM Smucker Co. (The)	8,302	960,790
John B Sanfilippo & Son Inc.	643	27,713
Kellogg Co.	1,813	119,567
Lancaster Colony Corp.	541	51,487
Landec Corp.[a]	2,094	29,211
Mondelez International Inc. Class A	135,740	4,898,857
Omega Protein Corp.[a]	1,718	23,519
Pilgrim’s Pride Corp.[b]	4,368	98,673
Pinnacle Foods Inc.	4,342	177,197
Post Holdings Inc.[a]	4,221	197,712
Sanderson Farms Inc.[b]	259	20,629
Seaboard Corp.[a]	21	86,772
Seneca Foods Corp. Class Aa	628	18,721
Snyder’s-Lance Inc.	3,798	121,384
Tootsie Roll Industries Inc.[b]	150	5,101
TreeHouse Foods Inc.[a]	1,607	136,627
Tyson Foods Inc. Class A	21,719	831,838

		13,353,143
GAS UTILITIES — 0.41%
AGL Resources Inc.	9,529	473,115
Atmos Energy Corp.	7,981	441,349
Chesapeake Utilities Corp.	1,146	57,999
Laclede Group Inc. (The)	3,441	176,248
National Fuel Gas Co.	6,723	405,599
New Jersey Resources Corp.	6,802	211,270
Northwest Natural Gas Co.	2,242	107,504
ONE Gas Inc.	4,130	178,540
Piedmont Natural Gas Co. Inc.	6,345	234,194
Questar Corp.	13,996	333,945
South Jersey Industries Inc.	2,633	142,919
Southwest Gas Corp.	3,708	215,694
UGI Corp.	13,984	455,738
WGL Holdings Inc.	4,122	232,481

		3,666,595
HEALTH CARE EQUIPMENT & SUPPLIES — 2.58%
Abbott Laboratories	120,525	5,583,923
Alere Inc.[a]	6,563	320,931
Analogic Corp.	969	88,082
AngioDynamics Inc.[a]	1,972	35,082
AtriCure Inc.[a]	634	12,991
Becton Dickinson and Co.	1,302	186,954
Boston Scientific Corp.[a]	96,307	1,709,449
CONMED Corp.	2,219	112,037
Cooper Companies Inc. (The)	980	183,672

Security	Shares	Value

CryoLife Inc.	2,009	$20,833
Cynosure Inc. Class Aa	1,358	41,650
DENTSPLY International Inc.	7,814	397,654
Derma Sciences Inc.[a,b]	2,008	17,008
Entellus Medical Inc.[a]	175	3,832
Exactech Inc.[a]	952	24,400
Greatbatch Inc.[a]	2,071	119,807
Haemonetics Corp.[a]	3,801	170,741
Halyard Health Inc.[a]	634	31,193
Hill-Rom Holdings Inc.	4,261	208,789
Hologic Inc.[a]	13,024	430,118
ICU Medical Inc.[a]	1,062	98,915
Integra LifeSciences Holdings Corp.[a]	1,174	72,377
Intuitive Surgical Inc.[a]	217	109,592
Invacare Corp.	2,493	48,389
Medtronic PLC	114,745	8,948,963
Merit Medical Systems Inc.[a]	3,713	71,475
Nevro Corp.[a]	118	5,656
NuVasive Inc.[a]	628	28,882
Ocular Therapeutix Inc.[a]	46	1,931
OraSure Technologies Inc.[a]	4,467	29,214
Orthofix International NVa	1,570	56,347
PhotoMedex Inc.[a,b]	780	1,568
Rockwell Medical Inc.[a,b]	3,346	36,572
Roka Bioscience Inc.[a]	49	157
RTI Surgical Inc.[a]	4,069	20,101
Second Sight Medical Products Inc.[a,b]	133	1,705
Sientra Inc.[a]	189	3,627
Sirona Dental Systems Inc.[a]	1,752	157,662
St. Jude Medical Inc.	8,091	529,151
Stryker Corp.	10,959	1,010,968
SurModics Inc.[a]	888	23,115
Symmetry Surgical Inc.[a]	754	5,527
Teleflex Inc.	3,296	398,256
Tornier NVa	2,806	73,573
TransEnterix Inc.[a,b]	2,081	6,097
Unilife Corp.[a,b]	1,438	5,766
Wright Medical Group Inc.[a]	2,119	54,670
Zimmer Holdings Inc.	12,497	1,468,647

		22,968,049
HEALTH CARE PROVIDERS & SERVICES — 3.55%
AAC Holdings Inc.[a,b]	205	6,269
Aceto Corp.	2,143	47,146
Addus HomeCare Corp.[a]	393	9,047
Adeptus Health Inc. Class Aa,b	210	10,546
Aetna Inc.	20,133	2,144,769
Alliance HealthCare Services Inc.[a]	252	5,589
Almost Family Inc.[a]	648	28,972
Amedisys Inc.[a]	2,242	60,041
AMN Healthcare Services Inc.[a]	3,675	84,782
AmSurg Corp.[a]	2,648	162,905
Anthem Inc.	22,446	3,465,887
Bio-Reference Laboratories Inc.[a]	136	4,793
BioScrip Inc.[a,b]	5,402	23,931
BioTelemetry Inc.[a]	879	7,779
Cardinal Health Inc.	25,098	2,265,596
Cigna Corp.	19,883	2,573,656
Civitas Solutions Inc.[a,b]	314	6,575
Community Health Systems Inc.[a]	9,223	482,178
Cross Country Healthcare Inc.[a]	2,278	27,017
DaVita HealthCare Partners Inc.[a]	9,286	754,766

26

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

Ensign Group Inc. (The)	86	$4,030
Express Scripts Holding Co.[a]	7,890	684,615
Five Star Quality Care Inc.[a]	4,107	18,235
Genesis Healthcare Inc.[a]	1,537	10,943
Hanger Inc.[a]	2,791	63,328
HCA Holdings Inc.[a]	23,776	1,788,668
Health Net Inc./CAa	6,460	390,765
HealthEquity Inc.[a]	523	13,070
HealthSouth Corp.	1,686	74,791
Healthways Inc.[a]	1,449	28,545
Humana Inc.	12,422	2,211,364
IPC Healthcare Inc.[a]	556	25,932
Kindred Healthcare Inc.	5,604	133,319
Laboratory Corp. of America Holdings[a]	4,209	530,713
LHC Group Inc.[a]	887	29,298
LifePoint Hospitals Inc.[a]	3,562	261,629
Magellan Health Inc.[a]	2,168	153,538
MEDNAX Inc.[a]	2,732	198,097
National Healthcare Corp.	796	50,713
National Research Corp. Class A	98	1,411
Omnicare Inc.	8,005	616,865
Owens & Minor Inc.	5,028	170,148
Patterson Companies Inc.	6,238	304,352
PharMerica Corp.[a]	2,321	65,429
Quest Diagnostics Inc.	11,581	890,000
RadNet Inc.[a]	145	1,218
Select Medical Holdings Corp.	392	5,813
Surgical Care Affiliates Inc.[a]	39	1,339
Triple-S Management Corp. Class Ba	2,212	43,975
Trupanion Inc.[a,b]	666	5,328
UnitedHealth Group Inc.	78,623	9,300,315
Universal American Corp./NYa	3,935	42,026
Universal Health Services Inc. Class B	5,543	652,467
VCA Inc.[a]	6,655	364,827
WellCare Health Plans Inc.[a]	3,254	297,611

		31,606,961
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a]	9,002	107,664
Castlight Health Inc.[a,b]	169	1,311
Connecture Inc.[a]	153	1,584
Imprivata Inc.[a]	155	2,170
Inovalon Holdings Inc.[a]	480	14,501
MedAssets Inc.[a]	278	5,232

		132,462
HOTELS, RESTAURANTS & LEISURE — 0.78%
Aramark	415	13,127
Belmond Ltd.[a]	7,533	92,505
Biglari Holdings Inc.[a]	139	57,560
BJ’s Restaurants Inc.[a]	1,419	71,589
Bob Evans Farms Inc./DE	1,966	90,947
Boyd Gaming Corp.[a]	1,186	16,841
Bravo Brio Restaurant Group Inc.[a]	120	1,763
Caesars Acquisition Co. Class Aa	3,594	24,439
Caesars Entertainment Corp.[a,b]	3,537	37,245
Carnival Corp.	34,073	1,630,052
Carrols Restaurant Group Inc.[a,b]	3,460	28,683
Choice Hotels International Inc.	2,599	166,518
Churchill Downs Inc.	376	43,229
Cracker Barrel Old Country Store Inc.	122	18,561

Security	Shares	Value

Darden Restaurants Inc.	9,941	$689,309
Dave & Buster’s Entertainment Inc.[a]	116	3,533
Denny’s Corp.[a]	2,033	23,176
DineEquity Inc.	800	85,608
El Pollo Loco Holdings Inc.[a,b]	139	3,560
Empire Resorts Inc.[a,b]	1,591	7,319
Habit Restaurants Inc. (The)[a,b]	99	3,182
Hyatt Hotels Corp. Class Aa,b	3,147	186,365
International Speedway Corp. Class A	2,391	77,971
Interval Leisure Group Inc.	690	18,085
Intrawest Resorts Holdings Inc.[a]	905	7,892
Isle of Capri Casinos Inc.[a]	1,684	23,660
La Quinta Holdings Inc.[a,b]	1,013	23,988
Life Time Fitness Inc.[a]	3,065	217,492
Marcus Corp. (The)	1,598	34,021
Marriott International Inc./MD Class A	2,102	168,833
Marriott Vacations Worldwide Corp.	2,165	175,473
MGM Resorts International[a]	27,325	574,645
Monarch Casino & Resort Inc.[a]	634	12,135
Morgans Hotel Group Co.[a]	2,229	17,275
Norwegian Cruise Line Holdings Ltd.[a]	508	27,437
Penn National Gaming Inc.[a]	6,611	103,528
Royal Caribbean Cruises Ltd.	13,299	1,088,523
Ruby Tuesday Inc.[a,b]	5,038	30,278
Ruth’s Hospitality Group Inc.	967	15,356
Scientific Games Corp. Class Aa,b	1,803	18,877
Shake Shack Inc. Class Aa	99	4,955
Sonic Corp.	1,443	45,743
Speedway Motorsports Inc.	920	20,930
Starwood Hotels & Resorts Worldwide Inc.	7,894	659,149
Wendy’s Co. (The)	22,382	243,964

		6,905,321
HOUSEHOLD DURABLES — 0.85%
Beazer Homes USA Inc.[a,b]	1,464	25,942
Century Communities Inc.[a,b]	276	5,335
CSS Industries Inc.	780	23,517
Dixie Group Inc. (The)[a]	271	2,452
DR Horton Inc.	23,356	665,179
Ethan Allen Interiors Inc.	1,990	55,004
Flexsteel Industries Inc.	376	11,765
Garmin Ltd.	9,761	463,843
GoPro Inc.[a]	565	24,527
Helen of Troy Ltd.[a]	1,434	116,857
Hovnanian Enterprises Inc. Class Aa,b	9,212	32,795
Jarden Corp.[a]	10,729	567,564
KB Home	1,718	26,835
La-Z-Boy Inc.	631	17,737
Leggett & Platt Inc.	5,634	259,671
Lennar Corp. Class A	13,501	699,487
LGI Homes Inc.[a]	727	12,112
Libbey Inc.	115	4,590
Lifetime Brands Inc.	760	11,613
M/I Homes Inc.[a]	1,944	46,345
MDC Holdings Inc.	3,121	88,948
Meritage Homes Corp.[a]	3,131	152,292
Mohawk Industries Inc.[a]	4,935	916,676
NACCO Industries Inc. Class A	412	21,832
New Home Co. Inc. (The)[a]	924	14,738
Newell Rubbermaid Inc.	9,007	351,903
PulteGroup Inc.	30,261	672,702
Ryland Group Inc. (The)	3,728	181,703

27

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

Skullcandy Inc.[a]	1,448	$16,362
Standard Pacific Corp.[a]	11,880	106,920
Taylor Morrison Home Corp. Class Aa	2,552	53,209
Toll Brothers Inc.[a]	14,237	560,084
TRI Pointe Homes Inc.[a]	10,606	163,651
UCP Inc. Class Aa	422	3,671
WCI Communities Inc.[a]	1,176	28,165
Whirlpool Corp.	5,654	1,142,447
William Lyon Homes Class Aa	1,204	31,087

		7,579,560
HOUSEHOLD PRODUCTS — 2.12%
Central Garden and Pet Co. Class Aa	2,846	30,225
Clorox Co. (The)	1,814	200,248
Colgate-Palmolive Co.	7,768	538,633
Energizer Holdings Inc.	4,926	680,034
HRG Group Inc.[a]	4,097	51,131
Kimberly-Clark Corp.	5,222	559,328
Oil-Dri Corp. of America	217	7,302
Orchids Paper Products Co.	252	6,794
Procter & Gamble Co. (The)	204,843	16,784,835

		18,858,530
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.29%
Abengoa Yield PLC	2,153	72,728
AES Corp./VA	58,109	746,701
Atlantic Power Corp.	9,783	27,490
Calpine Corp.[a]	26,819	613,350
Dynegy Inc.[a]	9,812	308,391
NRG Energy Inc.	26,992	679,928
Ormat Technologies Inc.	890	33,838
TerraForm Power Inc.[a]	1,466	53,524
Vivint Solar Inc.[a,b]	1,033	12,541

		2,548,491
INDUSTRIAL CONGLOMERATES — 2.74%
Carlisle Companies Inc.	5,131	475,285
Danaher Corp.	37,305	3,167,194
General Electric Co.	804,912	19,969,867
Roper Industries Inc.	4,365	750,780

		24,363,126
INSURANCE — 5.52%
ACE Ltd.	27,105	3,021,936
Aflac Inc.	36,456	2,333,549
Alleghany Corp.[a]	1,319	642,353
Allied World Assurance Co. Holdings AG	7,887	318,635
Allstate Corp. (The)	34,837	2,479,349
Ambac Financial Group Inc.[a]	1,898	45,932
American Equity Investment Life Holding Co.	5,929	172,712
American Financial Group Inc./OH	4,857	311,577
American International Group Inc.	110,131	6,034,077
American National Insurance Co.	632	62,182
AMERISAFE Inc.	1,439	66,554
AmTrust Financial Services Inc.	760	43,309
Aon PLC	5,219	501,650
Arch Capital Group Ltd.[a]	10,235	630,476
Argo Group International Holdings Ltd.	2,300	115,345
Arthur J Gallagher & Co.	673	31,463

Security	Shares	Value

Aspen Insurance Holdings Ltd.	4,983	$235,347
Assurant Inc.	5,721	351,327
Assured Guaranty Ltd.	12,394	327,078
Atlas Financial Holdings Inc.[a]	44	777
Axis Capital Holdings Ltd.	8,208	423,369
Baldwin & Lyons Inc. Class B	654	15,343
Brown & Brown Inc.	9,087	300,871
Chubb Corp. (The)	18,503	1,870,653
Cincinnati Financial Corp.	13,094	697,648
Citizens Inc./TXa,b	3,180	19,589
CNA Financial Corp.	2,080	86,174
CNO Financial Group Inc.	16,495	284,044
Crawford & Co. Class B	1,944	16,796
Donegal Group Inc. Class A	628	9,872
EMC Insurance Group Inc.	382	12,912
Employers Holdings Inc.	954	25,748
Endurance Specialty Holdings Ltd.	3,564	217,903
Enstar Group Ltd.[a]	674	95,614
Everest Re Group Ltd.	3,693	642,582
FBL Financial Group Inc. Class A	772	47,872
Federated National Holding Co.	97	2,968
Fidelity & Guaranty Life	818	17,342
First American Financial Corp.	8,672	309,417
FNF Group	22,371	822,358
Genworth Financial Inc. Class Aa	40,544	296,377
Global Indemnity PLC[a]	555	15,401
Greenlight Capital Re Ltd. Class Aa	2,272	72,250
Hallmark Financial Services Inc.[a]	1,053	11,162
Hanover Insurance Group Inc. (The)	3,531	256,280
Hartford Financial Services Group Inc. (The)	34,080	1,425,226
HCC Insurance Holdings Inc.	8,003	453,530
HCI Group Inc.	283	12,981
Horace Mann Educators Corp.	3,171	108,448
Independence Holding Co.	646	8,779
Infinity Property & Casualty Corp.	544	44,635
James River Group Holdings Ltd.	730	17,177
Kansas City Life Insurance Co.	364	16,719
Kemper Corp.	3,530	137,529
Lincoln National Corp.	21,135	1,214,417
Loews Corp.	26,261	1,072,237
Maiden Holdings Ltd.	3,856	57,184
Markel Corp.[a]	1,121	862,004
Marsh & McLennan Companies Inc.	14,363	805,621
MBIA Inc.[a]	11,488	106,838
Meadowbrook Insurance Group Inc.	3,664	31,144
Mercury General Corp.	1,223	70,628
MetLife Inc.	75,090	3,795,799
Montpelier Re Holdings Ltd.	2,891	111,130
National General Holdings Corp.	2,795	52,267
National Interstate Corp.	505	14,180
National Western Life Insurance Co. Class A	178	45,265
Navigators Group Inc. (The)[a]	814	63,362
Old Republic International Corp.	20,827	311,155
OneBeacon Insurance Group Ltd. Class A	1,720	26,161
PartnerRe Ltd.	3,805	435,026
Patriot National Inc.[a]	388	4,928
Phoenix Companies Inc. (The)[a]	427	21,346
Primerica Inc.	4,365	222,178
Principal Financial Group Inc.	23,592	1,211,921
ProAssurance Corp.	4,480	205,677
Progressive Corp. (The)	47,396	1,289,171
Prudential Financial Inc.	36,923	2,965,286
Reinsurance Group of America Inc.	3,985	371,362

28

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

RenaissanceRe Holdings Ltd.	3,678	$366,807
RLI Corp.	3,450	180,814
Safety Insurance Group Inc.	991	59,212
Selective Insurance Group Inc.	4,393	127,617
StanCorp Financial Group Inc.	3,578	245,451
State Auto Financial Corp.	1,420	34,492
State National Companies Inc.	1,574	15,661
Stewart Information Services Corp.	1,825	74,168
Symetra Financial Corp.	6,058	142,121
Third Point Reinsurance Ltd.[a]	4,499	63,661
Torchmark Corp.	10,658	585,337
Travelers Companies Inc. (The)	25,795	2,789,213
United Fire Group Inc.	1,555	49,402
United Insurance Holdings Corp.	120	2,700
Universal Insurance Holdings Inc.	134	3,429
Unum Group	20,613	695,276
Validus Holdings Ltd.	6,739	283,712
White Mountains Insurance Group Ltd.	494	338,153
WR Berkley Corp.	8,020	405,090
XL Group PLC	20,454	752,707

		49,102,507
INTERNET & CATALOG RETAIL — 0.09%
1-800-Flowers.com Inc. Class Aa	1,837	21,732
EVINE Live Inc.[a]	2,754	18,479
FTD Companies Inc.[a,b]	1,278	38,263
Gaiam Inc. Class Aa	1,405	10,242
Lands’ End Inc.[a,b]	1,254	44,994
Liberty Interactive Corp. Series Aa	19,714	575,452
Orbitz Worldwide Inc.[a]	2,199	25,640
Shutterfly Inc.[a,b]	1,190	53,836
Travelport Worldwide Ltd.[b]	1,333	22,261
Wayfair Inc. Class Aa,b	558	17,923

		828,822
INTERNET SOFTWARE & SERVICES — 0.50%
Actua Corp.[a]	3,274	50,714
Amber Road Inc.[a,b]	45	416
AOL Inc.[a]	6,529	258,614
Bankrate Inc.[a]	4,841	54,897
Bazaarvoice Inc.[a,b]	2,890	16,328
Blucora Inc.[a,b]	3,335	45,556
Borderfree Inc.[a,b]	30	180
Box Inc. Class Aa	288	5,688
Dealertrack Technologies Inc.[a,b]	675	26,001
Demand Media Inc.[a]	566	3,238
Dice Holdings Inc.[a]	2,002	17,858
EarthLink Holdings Corp.	8,209	36,448
Everyday Health Inc.[a,b]	38	489
Five9 Inc.[a]	98	545
Global Sources Ltd.[a]	1,273	7,460
HomeAway Inc.[a]	538	16,231
Hortonworks Inc.[a]	166	3,957
IAC/InterActiveCorp	3,479	234,728
Internap Corp.[a,b]	4,321	44,204
IntraLinks Holdings Inc.[a]	2,881	29,790
LendingClub Corp.[a]	1,483	29,141
Limelight Networks Inc.[a]	4,732	17,177
Liquidity Services Inc.[a]	2,091	20,659
Millennial Media Inc.[a,b]	5,899	8,554
Monster Worldwide Inc.[a]	7,744	49,097

Security	Shares	Value

New Relic Inc.[a]	132	$4,580
OPOWER Inc.[a,b]	39	395
Perficient Inc.[a]	952	19,697
Q2 Holdings Inc.[a]	86	1,818
QuinStreet Inc.[a]	2,529	15,048
RealNetworks Inc.[a]	1,699	11,434
Reis Inc.	614	15,743
Rightside Group Ltd.[a,b]	570	5,785
Stamps.com Inc.[a]	107	7,200
TechTarget Inc.[a]	1,205	13,894
Tremor Video Inc.[a]	2,679	6,269
Yahoo! Inc.[a]	76,034	3,378,571
YuMe Inc.[a,b]	2,009	10,427

		4,468,831
IT SERVICES — 0.69%
Acxiom Corp.[a]	6,115	113,066
Amdocs Ltd.	12,817	697,245
Booz Allen Hamilton Holding Corp.	294	8,508
CACI International Inc. Class Aa	1,849	166,262
CIBER Inc.[a]	5,685	23,422
Computer Sciences Corp.	10,911	712,270
Computer Task Group Inc.	1,168	8,538
Convergys Corp.	8,333	190,576
CoreLogic Inc./ U.S.[a]	7,365	259,764
CSG Systems International Inc.	1,578	47,955
Datalink Corp.[a]	1,492	17,964
DST Systems Inc.	502	55,576
ExlService Holdings Inc.[a]	1,475	54,870
Fidelity National Information Services Inc.	20,190	1,374,131
Genpact Ltd.[a]	11,357	264,050
Global Cash Access Holdings Inc.[a]	5,296	40,356
Hackett Group Inc. (The)	1,453	12,990
Higher One Holdings Inc.[a]	1,711	4,141
Leidos Holdings Inc.	5,144	215,842
ManTech International Corp./VA Class A	1,827	62,008
ModusLink Global Solutions Inc.[a,b]	3,564	13,721
MoneyGram International Inc.[a]	2,278	19,682
Paychex Inc.	2,899	143,834
PRGX Global Inc.[a]	2,339	9,403
ServiceSource International Inc.[a,b]	5,372	16,653
Sykes Enterprises Inc.[a]	3,108	77,234
TeleTech Holdings Inc.	901	22,931
Teradata Corp.[a,b]	2,647	116,839
Total System Services Inc.	3,201	122,118
Unisys Corp.[a,b]	1,611	37,391
Xerox Corp.	93,436	1,200,653

		6,109,993
LEISURE PRODUCTS — 0.12%
Arctic Cat Inc.	655	23,790
Black Diamond Inc.[a]	1,825	17,246
Brunswick Corp./DE	3,697	190,211
Callaway Golf Co.	6,067	57,818
Escalade Inc.	688	11,957
Hasbro Inc.	1,541	97,453
JAKKS Pacific Inc.[a,b]	1,588	10,862
Johnson Outdoors Inc. Class A	523	17,317
LeapFrog Enterprises Inc.[a,b]	5,125	11,172
Mattel Inc.	17,309	395,511
Nautilus Inc.[a]	1,078	16,461

29

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

Vista Outdoor Inc.[a]	5,172	$221,465

		1,071,263
LIFE SCIENCES TOOLS & SERVICES — 0.58%
Affymetrix Inc.[a]	4,373	54,925
Agilent Technologies Inc.	22,851	949,459
Albany Molecular Research Inc.[a,b]	1,858	32,701
Bio-Rad Laboratories Inc. Class Aa	1,697	229,400
Bio-Techne Corp.	1,582	158,659
Charles River Laboratories International Inc.[a]	2,106	166,985
INC Research Holdings Inc.[a]	93	3,044
PerkinElmer Inc.	7,364	376,595
PRA Health Sciences Inc.[a]	193	5,566
QIAGEN NVa	18,710	471,492
Quintiles Transnational Holdings Inc.[a]	2,363	158,250
Thermo Fisher Scientific Inc.	19,118	2,568,312
VWR Corp.[a]	1,093	28,407

		5,203,795
MACHINERY — 1.64%
Accuride Corp.[a]	230	1,072
Actuant Corp. Class A	4,831	114,688
AGCO Corp.	7,097	338,101
Alamo Group Inc.	515	32,512
Albany International Corp. Class A	2,129	84,628
American Railcar Industries Inc.	36	1,790
Astec Industries Inc.	1,564	67,064
Barnes Group Inc.	4,279	173,257
Briggs & Stratton Corp.	3,800	78,052
Caterpillar Inc.	39,480	3,159,584
CIRCOR International Inc.	140	7,658
CLARCOR Inc.	232	15,326
Columbus McKinnon Corp./NY	1,482	39,925
Crane Co.	2,479	154,714
Deere & Co.	21,402	1,876,741
Donaldson Co. Inc.	920	34,693
Douglas Dynamics Inc.	140	3,198
Dover Corp.	3,476	240,261
Dynamic Materials Corp.	1,079	13,779
Energy Recovery Inc.[a,b]	2,069	5,359
ESCO Technologies Inc.	2,108	82,170
Federal Signal Corp.	4,996	78,887
FreightCar America Inc.	938	29,481
Global Brass & Copper Holdings Inc.	513	7,926
Hurco Companies Inc.	513	16,893
IDEX Corp.	560	42,465
Ingersoll-Rand PLC	19,932	1,356,971
ITT Corp.	5,677	226,569
Joy Global Inc.	8,058	315,712
Kadant Inc.	870	45,771
Kennametal Inc.	6,368	214,538
LB Foster Co. Class A	763	36,227
Lincoln Electric Holdings Inc.	4,024	263,129
Lindsay Corp.[b]	148	11,285
Lydall Inc.[a]	172	5,456
Meritor Inc.[a]	3,703	46,695
Miller Industries Inc./TN	921	22,565
Mueller Industries Inc.	1,564	56,507
Navistar International Corp.[a,b]	3,585	105,758
NN Inc.	109	2,734
Oshkosh Corp.	6,283	306,548

Security	Shares	Value

PACCAR Inc.	2,383	$150,463
Parker-Hannifin Corp.	5,562	660,654
Pentair PLC	13,634	857,442
Snap-on Inc.	4,058	596,769
SPX Corp.	3,304	280,510
Standex International Corp.	283	23,243
Stanley Black & Decker Inc.	11,092	1,057,733
Terex Corp.	8,836	234,949
Timken Co. (The)	6,083	256,338
Titan International Inc.	3,470	32,479
TriMas Corp.[a]	400	12,316
Trinity Industries Inc.	2,903	103,086
Twin Disc Inc.	169	2,986
Valmont Industries Inc.	1,852	227,574
Watts Water Technologies Inc. Class A	2,112	116,223
Woodward Inc.	1,741	88,808
Xylem Inc./NY	4,059	142,146

		14,560,408
MARINE — 0.02%
Baltic Trading Ltd.	3,829	5,705
International Shipholding Corp.	410	4,965
Knightsbridge Shipping Ltd.[b]	4,960	24,800
Matson Inc.	2,231	94,059
Navios Maritime Holdings Inc.	6,299	26,330
Safe Bulkers Inc.[b]	3,042	10,921
Scorpio Bulkers Inc.[a]	10,707	25,376
Ultrapetrol Bahamas Ltd.[a]	1,714	2,485

		194,641
MEDIA — 1.92%
AH Belo Corp. Class A	1,488	12,246
AMC Entertainment Holdings Inc. Class A	1,802	63,953
CBS Corp. Class B NVS	3,772	228,696
Central European Media Enterprises Ltd. Class Aa,b	6,109	16,250
Cinedigm Corp.[a]	4,501	7,292
Clear Channel Outdoor Holdings Inc. Class A	1,727	17,477
Comcast Corp. Class A	17,756	1,002,681
Crown Media Holdings Inc. Class Aa	481	1,924
Cumulus Media Inc. Class Aa,b	3,416	8,437
Daily Journal Corp.[a,b]	105	19,236
Dex Media Inc.[a,b]	1,351	5,661
DISH Network Corp. Class Aa	4,531	317,442
DreamWorks Animation SKG Inc. Class Aa,b	5,925	143,385
Entercom Communications Corp. Class Aa	1,865	22,660
Entravision Communications Corp. Class A	254	1,608
Eros International PLC[a]	1,007	17,592
EW Scripps Co. (The) Class Aa,b	2,713	77,158
Gannett Co. Inc.	18,176	673,966
Global Eagle Entertainment Inc.[a,b]	951	12,658
Harte-Hanks Inc.	4,549	35,482
Hemisphere Media Group Inc.[a,b]	1,054	13,333
John Wiley & Sons Inc. Class A	3,620	221,327
Journal Communications Inc. Class Aa	3,331	49,365
Lee Enterprises Inc./IAa,b	4,121	13,064
Liberty Broadband Corp. Class Aa,b	1,867	105,448
Liberty Broadband Corp. Class Ca	4,943	279,774
Liberty Media Corp. Class Aa	7,614	293,520
Liberty Media Corp. Class Ca	15,203	580,755
Live Nation Entertainment Inc.[a]	5,689	143,533
Madison Square Garden Co. (The) Class Aa	4,926	416,986

30

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

Martha Stewart Living Omnimedia Inc. Class Aa	581	$3,776
McClatchy Co. (The) Class Aa	4,761	8,760
MDC Partners Inc. Class A	2,453	69,542
Media General Inc.[a]	6,469	106,674
Meredith Corp.	2,827	157,662
National CineMedia Inc.	3,991	60,264
New Media Investment Group Inc.	3,619	86,603
New York Times Co. (The) Class A	11,331	155,915
News Corp. Class Aa	39,767	636,670
ReachLocal Inc.[a]	410	1,193
Reading International Inc. Class Aa	1,320	17,754
Regal Entertainment Group Class A	5,140	117,398
Rentrak Corp.[a,b]	85	4,723
Saga Communications Inc. Class A	164	7,305
Salem Media Group Inc. Class A	800	4,928
Scholastic Corp.	2,065	84,541
SFX Entertainment Inc.[a,b]	3,450	14,110
Sizmek Inc.[a,b]	2,130	15,464
Starz Series Aa,b	1,059	36,440
Thomson Reuters Corp.	28,476	1,154,986
Time Inc.	8,964	201,152
Time Warner Inc.	66,765	5,637,637
Townsquare Media Inc. Class Aa	279	3,585
Twenty-First Century Fox Inc. Class A	40,134	1,358,134
Walt Disney Co. (The)	22,521	2,362,228

		17,110,353
METALS & MINING — 0.87%
AK Steel Holding Corp.[a,b]	14,134	63,179
Alcoa Inc.	94,481	1,220,695
Allegheny Technologies Inc.	8,678	260,427
AM Castle & Co.[a,b]	1,308	4,774
Ampco-Pittsburgh Corp.	628	10,965
Carpenter Technology Corp.	3,976	154,587
Century Aluminum Co.[a,b]	3,985	54,993
Cliffs Natural Resources Inc.[b]	12,372	59,509
Coeur Mining Inc.[a,b]	5,540	26,093
Commercial Metals Co.	9,474	153,384
Freeport-McMoRan Inc.	83,257	1,577,720
Gerber Scientific Inc. Escrow[a]	1,091	11
Handy & Harman Ltd.[a]	398	16,342
Haynes International Inc.	961	42,870
Hecla Mining Co.	30,234	90,097
Horsehead Holding Corp.[a,b]	4,172	52,818
Kaiser Aluminum Corp.	1,475	113,413
Materion Corp.	1,090	41,889
Molycorp Inc.[a,b]	16,610	6,400
Newmont Mining Corp.	40,113	870,853
Noranda Aluminum Holding Corp.	2,676	7,948
Nucor Corp.	25,510	1,212,490
Olympic Steel Inc.	694	9,341
Reliance Steel & Aluminum Co.	6,190	378,085
Royal Gold Inc.	5,151	325,080
RTI International Metals Inc.[a]	2,232	80,151
Ryerson Holding Corp.[a]	706	4,497
Schnitzer Steel Industries Inc. Class A	1,972	31,276
Steel Dynamics Inc.	19,184	385,599
Stillwater Mining Co.[a,b]	620	8,010
SunCoke Energy Inc.	1,711	25,562
Tahoe Resources Inc.	5,543	60,751
TimkenSteel Corp.	3,032	80,257
U.S. Steel Corp.	11,594	282,894

Security	Shares	Value

Universal Stainless & Alloy Products Inc.[a]	541	$14,185
Walter Energy Inc.[b]	3,277	2,032

		7,729,177
MULTI-UTILITIES — 2.14%
Alliant Energy Corp.	8,880	559,440
Ameren Corp.	19,426	819,777
Avista Corp.	4,869	166,422
Black Hills Corp.	3,594	181,281
CenterPoint Energy Inc.	34,755	709,350
CMS Energy Corp.	21,715	758,071
Consolidated Edison Inc.	23,453	1,430,633
Dominion Resources Inc./VA	43,833	3,106,445
DTE Energy Co.	14,221	1,147,492
Integrys Energy Group Inc.	6,389	460,136
MDU Resources Group Inc.	15,480	330,343
NiSource Inc.	25,270	1,115,923
NorthWestern Corp.	3,755	201,981
PG&E Corp.	37,374	1,983,438
Public Service Enterprise Group Inc.	40,714	1,706,731
SCANA Corp.	11,386	626,116
Sempra Energy	19,702	2,147,912
TECO Energy Inc.	18,614	361,112
Vectren Corp.	6,597	291,192
Wisconsin Energy Corp.	18,067	894,317

		18,998,112
MULTILINE RETAIL — 0.72%
Big Lots Inc.	2,967	142,505
Bon-Ton Stores Inc. (The)[b]	1,200	8,352
Burlington Stores Inc.[a]	225	13,369
Dillard’s Inc. Class A	609	83,135
Dollar General Corp.[a]	5,927	446,777
Family Dollar Stores Inc.	419	33,202
Fred’s Inc. Class A	2,880	49,219
JC Penney Co. Inc.[a,b]	24,337	204,674
Kohl’s Corp.	15,797	1,236,115
Macy’s Inc.	6,233	404,584
Sears Holdings Corp.[a,b]	486	20,111
Target Corp.	45,722	3,752,404
Tuesday Morning Corp.[a]	656	10,562

		6,405,009
OIL, GAS & CONSUMABLE FUELS — 9.53%
Adams Resources & Energy Inc.	149	10,014
Alon USA Energy Inc.	1,824	30,224
Alpha Natural Resources Inc.[a,b]	18,519	18,517
American Eagle Energy Corp.[a,b]	2,338	421
Amyris Inc.[a,b]	2,902	6,965
Anadarko Petroleum Corp.	37,578	3,111,834
Apache Corp.	31,032	1,872,161
Approach Resources Inc.[a,b]	1,802	11,875
Arch Coal Inc.[a,b]	16,494	16,492
Ardmore Shipping Corp.	1,412	14,219
Bill Barrett Corp.[a,b]	3,956	32,835
California Resources Corp.	25,401	193,302
Callon Petroleum Co.[a]	5,588	41,742
Chesapeake Energy Corp.	32,321	457,665
Chevron Corp.	152,825	16,043,569
Cimarex Energy Co.	6,189	712,292

31

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

Clean Energy Fuels Corp.[a,b]	2,471	$13,183
Cloud Peak Energy Inc.[a,b]	4,748	27,633
Cobalt International Energy Inc.[a]	2,538	23,883
Comstock Resources Inc.[b]	3,748	13,380
ConocoPhillips	98,517	6,133,668
CONSOL Energy Inc.	18,622	519,368
Contango Oil & Gas Co.[a]	1,363	29,986
CVR Energy Inc.	706	30,047
Delek U.S. Holdings Inc.	2,252	89,517
Denbury Resources Inc.[b]	28,543	208,078
Devon Energy Corp.	32,811	1,978,831
DHT Holdings Inc.	7,387	51,561
Dorian LPG Ltd.[a]	549	7,153
Eclipse Resources Corp.[a,b]	1,317	7,402
Emerald Oil Inc.[a,b]	4,533	3,354
Energen Corp.	5,816	383,856
Energy XXI Ltd.[b]	7,490	27,264
EP Energy Corp. Class Aa,b	2,622	27,479
EQT Corp.	1,153	95,549
EXCO Resources Inc.[b]	8,951	16,380
Exxon Mobil Corp.	344,661	29,296,185
Frontline Ltd./Bermuda[a]	6,183	13,850
GasLog Ltd.[b]	2,630	51,075
Gastar Exploration Inc.[a]	283	741
Golar LNG Ltd.[b]	4,058	135,050
Green Plains Inc.	443	12,648
Gulfport Energy Corp.[a]	1,357	62,300
Halcon Resources Corp.[a,b]	20,946	32,257
Hallador Energy Co.	1,289	15,068
Harvest Natural Resources Inc.[a]	3,252	1,454
Hess Corp.	20,290	1,377,082
HollyFrontier Corp.	12,982	522,785
Kinder Morgan Inc./DE	78,914	3,319,123
Laredo Petroleum Inc.[a]	888	11,580
Marathon Oil Corp.	54,482	1,422,525
Marathon Petroleum Corp.	4,868	498,435
Matador Resources Co.[a,b]	2,541	55,699
Memorial Resource Development Corp.[a]	1,834	32,535
Midstates Petroleum Co. Inc.[a,b]	2,652	2,254
Miller Energy Resources Inc.[a,b]	2,396	1,498
Murphy Oil Corp.	14,375	669,875
Navios Maritime Acquisition Corp.	6,422	22,734
Newfield Exploration Co.[a]	13,059	458,240
Noble Energy Inc.	8,877	434,085
Nordic American Tankers Ltd.[b]	6,887	82,024
Northern Oil and Gas Inc.[a,b]	5,128	39,537
Occidental Petroleum Corp.	63,046	4,602,358
ONEOK Inc.	7,807	376,610
Pacific Ethanol Inc.[a,b]	1,937	20,900
PBF Energy Inc.	3,789	128,523
PDC Energy Inc.[a]	2,922	157,905
Peabody Energy Corp.[b]	22,012	108,299
Penn Virginia Corp.[a,b]	5,545	35,932
PetroCorp Inc. Escrow[a]	190	—
PetroQuest Energy Inc.[a,b]	288	662
Phillips 66	26,866	2,111,668
QEP Resources Inc.	12,576	262,210
Renewable Energy Group Inc.[a,b]	2,724	25,115
Resolute Energy Corp.[a,b]	6,592	3,714
REX American Resources Corp.[a,b]	109	6,628
Rosetta Resources Inc.[a]	5,009	85,253
RSP Permian Inc.[a,b]	1,534	38,641
Sanchez Energy Corp.[a,b]	1,762	22,924

Security	Shares	Value

SandRidge Energy Inc.[a,b]	39,613	$70,511
Scorpio Tankers Inc.	13,665	128,724
Ship Finance International Ltd.[b]	4,665	69,042
Spectra Energy Corp.	53,741	1,943,812
Stone Energy Corp.[a,b]	4,510	66,207
Swift Energy Co.[a,b]	3,426	7,400
Teekay Corp.	1,974	91,929
Teekay Tankers Ltd. Class A	6,658	38,217
Tesoro Corp.	5,913	539,798
TransAtlantic Petroleum Ltd.[a,b]	1,057	5,644
Triangle Petroleum Corp.[a,b]	2,649	13,324
Ultra Petroleum Corp.[a,b]	8,592	134,293
VAALCO Energy Inc.[a]	4,059	9,945
Valero Energy Corp.	32,680	2,079,102
W&T Offshore Inc.[b]	1,723	8,805
Warren Resources Inc.[a]	6,599	5,873
Westmoreland Coal Co.[a]	1,183	31,657
Whiting Petroleum Corp.[a]	8,555	264,350
World Fuel Services Corp.	4,490	258,085
WPX Energy Inc.[a]	16,072	175,667

		84,762,065
PAPER & FOREST PRODUCTS — 0.26%
Domtar Corp.	5,260	243,117
International Paper Co.	29,458	1,634,624
Louisiana-Pacific Corp.[a]	11,246	185,672
Neenah Paper Inc.	648	40,526
PH Glatfelter Co.	2,128	58,584
Resolute Forest Products Inc.[a]	5,524	95,289
Schweitzer-Mauduit International Inc.	2,069	95,422
Wausau Paper Corp.	150	1,430

		2,354,664
PERSONAL PRODUCTS — 0.04%
Avon Products Inc.	20,561	164,282
Coty Inc. Class Aa	993	24,100
Elizabeth Arden Inc.[a,b]	2,066	32,230
Female Health Co. (The)	519	1,469
Inter Parfums Inc.	1,208	39,405
Nature’s Sunshine Products Inc.	895	11,742
Nutraceutical International Corp.[a]	760	14,972
Revlon Inc. Class Aa	802	33,043
Synutra International Inc.[a]	176	1,126

		322,369
PHARMACEUTICALS — 7.11%
Amphastar Pharmaceuticals Inc.[a]	74	1,107
Bristol-Myers Squibb Co.	85,507	5,515,202
Catalent Inc.[a]	391	12,180
Dermira Inc.[a]	78	1,197
Eli Lilly & Co.	78,947	5,735,500
Flex Pharma Inc.[a]	54	1,058
Hospira Inc.[a]	13,470	1,183,205
Impax Laboratories Inc.[a,b]	4,513	211,524
Intersect ENT Inc.[a]	183	4,727
Johnson & Johnson	191,439	19,258,763
Mallinckrodt PLC[a]	2,504	317,132
Medicines Co. (The)[a]	439	12,301
Merck & Co. Inc.	201,809	11,599,981
Nektar Therapeutics[a,b]	4,367	48,037

32

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

Omeros Corp.[a,b]	168	$3,701
Perrigo Co. PLC	8,729	1,445,086
Pfizer Inc.	512,044	17,814,011
Revance Therapeutics Inc.[a]	371	7,691
Sagent Pharmaceuticals Inc.[a]	491	11,416
SciClone Pharmaceuticals Inc.[a]	2,212	19,598
Theravance Biopharma Inc.[a]	111	1,926
Theravance Inc.[b]	395	6,209
XenoPort Inc.[a,b]	4,729	33,670
ZS Pharma Inc.[a]	78	3,282

		63,248,504
PROFESSIONAL SERVICES — 0.34%
Acacia Research Corp.	3,966	42,436
CBIZ Inc.[a,b]	3,050	28,457
CDI Corp.	1,339	18,813
CRA International Inc.[a]	912	28,381
Dun & Bradstreet Corp. (The)	1,885	241,959
Equifax Inc.	4,521	420,453
Franklin Covey Co.[a]	289	5,566
FTI Consulting Inc.[a]	3,268	122,419
GP Strategies Corp.[a]	312	11,544
Heidrick & Struggles International Inc.	1,447	35,567
Hill International Inc.[a]	397	1,425
Huron Consulting Group Inc.[a]	1,760	116,424
ICF International Inc.[a]	1,567	64,012
Kelly Services Inc. Class A	2,089	36,432
Korn/Ferry International	1,951	64,129
ManpowerGroup Inc.	6,365	548,345
Navigant Consulting Inc.[a]	3,985	51,646
Nielsen NV	5,700	254,049
Paylocity Holding Corp.[a]	544	15,580
Pendrell Corp.[a]	12,138	15,779
Resources Connection Inc.	3,407	59,623
RPX Corp.[a]	3,736	53,761
Towers Watson & Co. Class A	5,256	694,764
TriNet Group Inc.[a]	830	29,241
VSE Corp.	295	24,155

		2,984,960
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.85%
Acadia Realty Trust	5,491	191,526
AG Mortgage Investment Trust Inc.	2,144	40,393
Agree Realty Corp.	1,538	50,708
Alexander’s Inc.	8	3,653
Alexandria Real Estate Equities Inc.	5,759	564,612
Altisource Residential Corp.	4,530	94,496
American Assets Trust Inc.	1,647	71,282
American Campus Communities Inc.	8,930	382,829
American Capital Agency Corp.	28,251	602,594
American Capital Mortgage Investment Corp.	4,233	76,025
American Homes 4 Rent Class A	11,965	198,021
American Realty Capital Properties Inc.	72,639	715,494
American Residential Properties Inc.[a,b]	2,532	45,551
Annaly Capital Management Inc.	75,839	788,726
Anworth Mortgage Asset Corp.	8,521	43,372
Apartment Investment & Management Co. Class A	5,443	214,236
Apollo Commercial Real Estate Finance Inc.	4,524	77,722
Apollo Residential Mortgage Inc.	2,399	38,264
Ares Commercial Real Estate Corp.	2,718	30,034
Armada Hoffler Properties Inc.	2,469	26,320

Security	Shares	Value

ARMOUR Residential REIT Inc.	27,952	$88,608
Ashford Hospitality Prime Inc.	2,079	34,865
Ashford Hospitality Trust Inc.	6,033	58,037
Associated Estates Realty Corp.	4,726	116,638
AvalonBay Communities Inc.	10,400	1,812,200
Aviv REIT Inc.	1,566	57,159
BioMed Realty Trust Inc.	16,299	369,335
Boston Properties Inc.	10,795	1,516,482
Brandywine Realty Trust[b]	14,298	228,482
Brixmor Property Group Inc.	4,300	114,165
Camden Property Trust	6,843	534,644
Campus Crest Communities Inc.[b]	5,016	35,915
Capstead Mortgage Corp.	7,610	89,570
CareTrust REIT Inc.	135	1,831
CatchMark Timber Trust Inc. Class A	1,795	21,037
CBL & Associates Properties Inc.	13,313	263,597
Cedar Realty Trust Inc.	6,840	51,232
Chambers Street Properties	19,520	153,818
Chatham Lodging Trust	3,104	91,289
Chesapeake Lodging Trust	4,377	148,074
Chimera Investment Corp.	82,367	258,632
Colony Financial Inc.	8,557	221,797
Columbia Property Trust Inc.	8,472	228,913
CorEnergy Infrastructure Trust Inc.	3,818	26,459
Corporate Office Properties Trust	7,465	219,322
Corrections Corp. of America	9,283	373,734
Cousins Properties Inc.	17,587	186,422
CubeSmart	12,946	312,646
CyrusOne Inc.	2,607	81,130
CYS Investments Inc.	13,545	120,686
DCT Industrial Trust Inc.	6,619	229,415
DDR Corp.	24,386	454,067
DiamondRock Hospitality Co.	15,684	221,615
Digital Realty Trust Inc.	10,831	714,413
Douglas Emmett Inc.[b]	11,452	341,384
Duke Realty Corp.	26,443	575,664
DuPont Fabros Technology Inc.	3,447	112,648
Dynex Capital Inc.	4,239	35,904
Easterly Government Properties Inc.[a]	855	13,723
EastGroup Properties Inc.	294	17,681
Education Realty Trust Inc.	2,398	84,841
EPR Properties	4,573	274,517
Equity Commonwealth[a]	10,281	272,961
Equity Lifestyle Properties Inc.	1,850	101,657
Equity One Inc.	5,191	138,548
Equity Residential	28,995	2,257,551
Essex Property Trust Inc.	5,017	1,153,408
Excel Trust Inc.	5,113	71,684
Federal Realty Investment Trust	1,817	267,481
FelCor Lodging Trust Inc.	9,928	114,073
First Industrial Realty Trust Inc.	8,837	189,377
First Potomac Realty Trust	4,760	56,596
Franklin Street Properties Corp.	7,621	97,701
Gaming and Leisure Properties Inc.	5,640	207,947
General Growth Properties Inc.	45,693	1,350,228
GEO Group Inc. (The)	5,798	253,604
Getty Realty Corp.	1,988	36,182
Gladstone Commercial Corp.	1,561	29,050
Government Properties Income Trust	4,746	108,446
Gramercy Property Trust Inc.	3,737	104,898
Great Ajax Corp.[a]	343	4,984
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,299	42,026
Hatteras Financial Corp.	7,921	143,845

33

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

HCP Inc.[b]	36,792	$1,589,782
Health Care REIT Inc.	13,113	1,014,422
Healthcare Realty Trust Inc.	7,662	212,850
Healthcare Trust of America Inc. Class A	8,877	247,313
Hersha Hospitality Trust	16,236	105,047
Highwoods Properties Inc.	7,218	330,440
Home Properties Inc.	4,603	318,942
Hospitality Properties Trust	12,006	396,078
Host Hotels & Resorts Inc.[b]	60,727	1,225,471
Hudson Pacific Properties Inc.	5,279	175,210
InfraREIT Inc.[a]	1,588	45,401
Inland Real Estate Corp.	6,909	73,857
Invesco Mortgage Capital Inc.	10,128	157,288
Investors Real Estate Trust	9,069	68,017
Iron Mountain Inc.	1,741	63,512
iStar Financial Inc.[a]	7,136	92,768
Kilroy Realty Corp.	6,935	528,239
Kimco Realty Corp.	33,076	888,091
Kite Realty Group Trust	2,638	74,312
LaSalle Hotel Properties	8,940	347,408
Lexington Realty Trust[b]	16,397	161,182
Liberty Property Trust	11,792	420,974
LTC Properties Inc.	2,771	127,466
Macerich Co. (The)	12,651	1,066,859
Mack-Cali Realty Corp.	7,146	137,775
Medical Properties Trust Inc.	16,729	246,585
MFA Financial Inc.	30,084	236,460
Mid-America Apartment Communities Inc.	6,027	465,706
Monmouth Real Estate Investment Corp.	4,660	51,773
National Retail Properties Inc.	10,559	432,602
New Residential Investment Corp.	11,517	173,100
New York Mortgage Trust Inc.[b]	8,838	68,583
New York REIT Inc.[b]	12,961	135,831
NorthStar Realty Finance Corp.[b]	15,256	276,439
Omega Healthcare Investors Inc.	7,506	304,518
One Liberty Properties Inc.[b]	892	21,783
Outfront Media Inc.	10,073	301,384
Owens Realty Mortgage Inc.	818	12,254
Paramount Group Inc.	11,446	220,908
Parkway Properties Inc./Md	6,292	109,166
Pebblebrook Hotel Trust[b]	5,718	266,287
Pennsylvania REIT	5,409	125,651
PennyMac Mortgage Investment Trust[c]	2,669	56,823
Physicians Realty Trust[b]	5,694	100,271
Piedmont Office Realty Trust Inc. Class A	12,233	227,656
Plum Creek Timber Co. Inc.	7,348	319,271
Post Properties Inc.	4,367	248,613
Prologis Inc.	40,230	1,752,419
PS Business Parks Inc.	773	64,190
Public Storage	894	176,243
RAIT Financial Trust[b]	5,515	37,833
Ramco-Gershenson Properties Trust	6,180	114,948
Rayonier Inc.	8,891	239,701
Realty Income Corp.	17,711	913,888
Redwood Trust Inc.	6,590	117,763
Regency Centers Corp.[b]	7,386	502,543
Resource Capital Corp.[b]	10,596	48,106
Retail Opportunity Investments Corp.	7,161	131,046
Retail Properties of America Inc. Class A	18,893	302,855
Rexford Industrial Realty Inc.	4,675	73,912
RLJ Lodging Trust	10,636	333,013
Rouse Properties Inc.	3,036	57,563
Ryman Hospitality Properties Inc.	1,690	102,938

Security	Shares	Value

Sabra Health Care REIT Inc.	237	$7,857
Saul Centers Inc.	110	6,292
Select Income REIT[b]	2,919	72,946
Senior Housing Properties Trust	18,913	419,679
Silver Bay Realty Trust Corp.	3,086	49,870
Simon Property Group Inc.	6,345	1,241,336
SL Green Realty Corp.	7,637	980,438
Sovran Self Storage Inc.	379	35,603
Spirit Realty Capital Inc.	31,857	384,833
STAG Industrial Inc.	4,543	106,851
Starwood Property Trust Inc.[b]	17,945	436,063
Starwood Waypoint Residential Trust	3,178	82,151
STORE Capital Corp.	2,532	59,122
Strategic Hotels & Resorts Inc.[a]	5,207	64,723
Summit Hotel Properties Inc.	7,231	101,740
Sunstone Hotel Investors Inc.	16,528	275,522
Tanger Factory Outlet Centers Inc.	2,728	95,944
Taubman Centers Inc.	333	25,684
Terreno Realty Corp.	3,432	78,250
Trade Street Residential Inc.[b]	1,547	11,077
Two Harbors Investment Corp.	29,288	311,039
UDR Inc.	20,151	685,739
UMH Properties Inc.	1,839	18,519
Urban Edge Properties	6,156	145,897
Urstadt Biddle Properties Inc. Class A	208	4,796
Ventas Inc.	14,760	1,077,775
Vornado Realty Trust	11,631	1,302,672
Washington REIT[b]	5,302	146,494
Weingarten Realty Investors	9,766	351,381
Western Asset Mortgage Capital Corp.[b]	3,207	48,362
Weyerhaeuser Co.	37,822	1,253,799
Whitestone REIT[b]	2,066	32,808
WP Carey Inc.	7,942	540,056
WP GLIMCHER Inc.	12,829	213,346

		52,058,689
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.20%
Alexander & Baldwin Inc.	3,870	167,107
Altisource Asset Management Corp.[a]	15	2,777
AV Homes Inc.[a]	1,070	17,077
Consolidated-Tomoka Land Co.	254	15,154
Forest City Enterprises Inc. Class Aa,b	13,238	337,834
Forestar Group Inc.[a]	2,758	43,494
FRP Holdings Inc.[a]	501	18,236
Howard Hughes Corp. (The)[a]	1,677	259,968
Jones Lang LaSalle Inc.	2,623	446,959
Kennedy-Wilson Holdings Inc.	5,389	140,868
RE/MAX Holdings Inc. Class A	768	25,505
Realogy Holdings Corp.[a]	6,612	300,714
St. Joe Co. (The)[a,b]	291	5,401
Tejon Ranch Co.[a]	971	25,683

		1,806,777
ROAD & RAIL — 0.69%
AMERCO	265	87,556
ArcBest Corp.	157	5,949
Celadon Group Inc.	1,478	40,231
Con-way Inc.	4,573	201,806
CSX Corp.	80,594	2,669,273
Genesee & Wyoming Inc. Class Aa	2,243	216,315
Kansas City Southern	2,001	204,262

34

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

Marten Transport Ltd.	1,098	$25,474
Norfolk Southern Corp.	19,589	2,016,100
PAM Transportation Services Inc.[a]	225	12,886
Patriot Transportation Holding Inc.[a,b]	167	4,170
Quality Distribution Inc.[a]	1,824	18,842
Roadrunner Transportation Systems Inc.[a]	1,411	35,656
Ryder System Inc.	4,318	409,735
Universal Truckload Services Inc.	216	5,439
USA Truck Inc.[a,b]	637	17,638
Werner Enterprises Inc.	2,736	85,938
YRC Worldwide Inc.[a]	2,225	39,961

		6,097,231
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.39%
Advanced Energy Industries Inc.[a]	168	4,311
Alpha & Omega Semiconductor Ltd.[a]	1,457	12,982
Altera Corp.	15,705	673,902
Amkor Technology Inc.[a]	3,285	29,023
Analog Devices Inc.	13,704	863,352
Applied Materials Inc.	32,354	729,906
Audience Inc.[a]	921	4,181
Axcelis Technologies Inc.[a]	8,215	19,552
Broadcom Corp. Class A	43,015	1,862,334
Brooks Automation Inc.	5,142	59,802
Cabot Microelectronics Corp.[a]	290	14,491
Cascade Microtech Inc.[a]	913	12,399
CEVA Inc.[a]	1,750	37,310
Cirrus Logic Inc.[a]	3,527	117,308
Cohu Inc.	1,859	20,338
Cree Inc.[a,b]	4,083	144,906
Diodes Inc.[a]	1,049	29,959
DSP Group Inc.[a]	1,579	18,916
Entegris Inc.[a]	4,991	68,327
Entropic Communications Inc.[a,b]	6,861	20,309
Exar Corp.[a]	2,656	26,693
Fairchild Semiconductor International Inc.[a]	9,875	179,528
First Solar Inc.[a]	5,845	349,473
FormFactor Inc.[a]	4,121	36,553
Freescale Semiconductor Ltd.[a]	658	26,820
Integrated Device Technology Inc.[a]	2,861	57,277
Integrated Silicon Solution Inc.	2,249	40,235
Intel Corp.	365,749	11,436,971
Intersil Corp. Class A	10,147	145,305
IXYS Corp.	1,948	23,999
KLA-Tencor Corp.	1,174	68,433
Kopin Corp.[a,b]	5,252	18,487
Lam Research Corp.	9,520	668,637
Marvell Technology Group Ltd.	32,847	482,851
Maxim Integrated Products Inc.	1,840	64,050
Micron Technology Inc.[a]	10,548	286,167
Microsemi Corp.[a]	2,411	85,349
MKS Instruments Inc.	4,342	146,803
Nanometrics Inc.[a]	676	11,370
NVE Corp.	232	15,989
NVIDIA Corp.	37,360	781,758
OmniVision Technologies Inc.[a]	4,604	121,408
ON Semiconductor Corp.[a]	17,133	207,481
Pericom Semiconductor Corp.	1,716	26,547
Photronics Inc.[a,b]	5,658	48,093
PMC-Sierra Inc.[a]	9,362	86,879
QuickLogic Corp.[a,b]	261	504
Rubicon Technology Inc.[a]	1,326	5,224

Security	Shares	Value

Rudolph Technologies Inc.[a]	2,481	$27,341
Silicon Laboratories Inc.[a]	1,068	54,222
SunEdison Inc.[a,b]	14,543	349,032
SunPower Corp.[a,b]	3,311	103,667
Teradyne Inc.	14,557	274,399
Tessera Technologies Inc.	1,760	70,893
Ultra Clean Holdings Inc.[a]	1,837	13,135
Ultratech Inc.[a]	1,815	31,472
Veeco Instruments Inc.[a,b]	3,182	97,210
Vitesse Semiconductor Corp.[a]	223	1,184
Xcerra Corp.[a]	2,333	20,740

		21,235,787
SOFTWARE — 1.72%
A10 Networks Inc.[a,b]	100	433
Activision Blizzard Inc.	13,482	306,378
ANSYS Inc.[a]	5,695	502,242
Autodesk Inc.[a]	3,944	231,276
Bottomline Technologies de Inc.[a]	497	13,603
CA Inc.	25,625	835,631
Citrix Systems Inc.[a]	1,223	78,113
Covisint Corp.[a]	2,948	5,984
Ebix Inc.[b]	2,397	72,821
Electronic Arts Inc.[a,b]	5,954	350,185
EnerNOC Inc.[a]	1,822	20,771
Epiq Systems Inc.	2,258	40,486
ePlus Inc.[a]	367	31,903
FireEye Inc.[a,b]	1,518	59,582
Globant SAa	150	3,159
Glu Mobile Inc.[a]	552	2,766
HubSpot Inc.[a]	132	5,267
Infoblox Inc.[a]	835	19,931
Informatica Corp.[a]	878	38,505
Mentor Graphics Corp.	7,649	183,805
Microsoft Corp.	234,187	9,520,873
MobileIron Inc.[a]	279	2,584
Model N Inc.[a]	441	5,274
Nuance Communications Inc.[a,b]	20,968	300,891
Paycom Software Inc.[a]	463	14,844
Progress Software Corp.[a]	4,086	111,017
QAD Inc. Class A	92	2,226
Rosetta Stone Inc.[a]	1,618	12,313
Rovi Corp.[a]	7,763	141,364
Rubicon Project Inc. (The)[a]	40	717
Sapiens International Corp. NVa	2,335	19,147
SeaChange International Inc.[a]	2,873	22,553
Silver Spring Networks Inc.[a,b]	160	1,430
Symantec Corp.	55,716	1,301,804
Synopsys Inc.[a]	12,383	573,581
Take-Two Interactive Software Inc.[a]	6,168	157,006
TeleCommunication Systems Inc. Class Aa	3,819	14,627
Telenav Inc.[a]	2,818	22,319
TiVo Inc.[a]	5,512	58,482
TubeMogul Inc.[a,b]	170	2,349
Varonis Systems Inc.[a,b]	27	693
Verint Systems Inc.[a]	245	15,173
Vringo Inc.[a,b]	786	511
Workiva Inc.[a]	166	2,390
Yodlee Inc.[a,b]	161	2,167
Zendesk Inc.[a]	94	2,133
Zynga Inc. Class Aa,b	57,647	164,294

		15,275,603

35

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

SPECIALTY RETAIL — 1.01%
Aaron’s Inc.	4,232	$119,808
Abercrombie & Fitch Co. Class A	4,996	110,112
Aeropostale Inc.[a]	6,094	21,146
America’s Car-Mart Inc./TXa	514	27,884
American Eagle Outfitters Inc.	15,529	265,235
Ascena Retail Group Inc.[a]	10,393	150,802
Barnes & Noble Inc.[a]	3,461	82,199
bebe stores inc.	2,476	8,988
Bed Bath & Beyond Inc.[a]	8,556	656,887
Best Buy Co. Inc.	16,143	610,044
Big 5 Sporting Goods Corp.	1,431	18,989
Boot Barn Holdings Inc.[a]	255	6,100
Brown Shoe Co. Inc.	1,801	59,073
Build-A-Bear Workshop Inc.[a]	274	5,384
Cabela’s Inc.[a,b]	3,540	198,169
CarMax Inc.[a]	5,466	377,209
Cato Corp. (The) Class A	1,971	78,052
Chico’s FAS Inc.	6,840	121,000
Children’s Place Inc. (The)	1,743	111,883
Citi Trends Inc.[a]	1,180	31,860
CST Brands Inc.	899	39,403
Destination Maternity Corp.	918	13,825
Destination XL Group Inc.[a]	3,285	16,228
Dick’s Sporting Goods Inc.	6,368	362,912
DSW Inc. Class A	5,977	220,432
Express Inc.[a]	6,315	104,387
Finish Line Inc. (The) Class A	2,870	70,372
Foot Locker Inc.	9,997	629,811
GameStop Corp. Class Ab	8,275	314,119
Genesco Inc.[a]	1,736	123,655
Group 1 Automotive Inc.	1,583	136,660
Guess? Inc.	5,120	95,181
Haverty Furniture Companies Inc.	1,813	45,107
hhgregg Inc.[a]	1,052	6,449
Kirkland’s Inc.[a]	349	8,289
L Brands Inc.	12,515	1,180,039
MarineMax Inc.[a]	2,105	55,804
Men’s Wearhouse Inc. (The)	786	41,029
Michaels Companies Inc. (The)[a]	801	21,675
Murphy USA Inc.[a]	1,997	144,523
New York & Co. Inc.[a]	797	1,993
Office Depot Inc.[a]	42,683	392,684
Pacific Sunwear of California Inc.[a]	680	1,877
Penske Automotive Group Inc.	1,884	97,007
Pep Boys-Manny Moe & Jack (The)[a]	4,094	39,384
Rent-A-Center Inc./TX	4,260	116,894
Sally Beauty Holdings Inc.[a]	3,322	114,177
Sears Hometown and Outlet Stores Inc.[a,b]	905	6,987
Shoe Carnival Inc.	1,409	41,481
Signet Jewelers Ltd.	2,009	278,829
Sonic Automotive Inc. Class A	3,166	78,833
Sportsman’s Warehouse Holdings Inc.[a,b]	500	3,995
Stage Stores Inc.	2,775	63,603
Staples Inc.	51,778	843,205
Stein Mart Inc.	2,157	26,855
Systemax Inc.[a]	792	9,678
Tilly’s Inc. Class Aa	1,161	18,170
Urban Outfitters Inc.[a,b]	2,366	108,008
Vitamin Shoppe Inc.[a]	1,204	49,593
West Marine Inc.[a]	1,159	10,744

Security	Shares	Value

Zumiez Inc.[a]	420	$16,905

		9,011,626
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.36%
Eastman Kodak Co.[a,b]	1,406	26,700
EMC Corp./MA	148,040	3,783,902
Hewlett-Packard Co.	152,080	4,738,813
Intevac Inc.[a]	1,838	11,285
Lexmark International Inc. Class A	4,929	208,694
NCR Corp.[a]	12,137	358,163
NetApp Inc.	15,977	566,545
QLogic Corp.[a]	7,133	105,141
Quantum Corp.[a]	9,129	14,606
SanDisk Corp.	8,986	571,689
Stratasys Ltd.[a,b]	1,706	90,043
Western Digital Corp.	17,913	1,630,262

		12,105,843
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
Columbia Sportswear Co.	714	43,483
Crocs Inc.[a]	6,068	71,663
Culp Inc.	764	20,437
Iconix Brand Group Inc.[a,b]	2,649	89,192
Movado Group Inc.	801	22,844
Perry Ellis International Inc.[a]	927	21,469
PVH Corp.	837	89,191
Quiksilver Inc.[a,b]	2,878	5,324
Ralph Lauren Corp.	1,174	154,381
Sequential Brands Group Inc.[a,b]	281	3,007
Skechers U.S.A. Inc. Class Aa,b	808	58,103
Unifi Inc.[a]	1,332	48,072

		627,166
THRIFTS & MORTGAGE FINANCE — 0.40%
Anchor BanCorp Wisconsin Inc.[a]	528	18,337
Astoria Financial Corp.	6,818	88,293
Bank Mutual Corp.	3,683	26,960
BankFinancial Corp.	1,588	20,866
BBX Capital Corp.[a]	509	9,467
Beneficial Bancorp Inc.[a]	2,602	29,377
Brookline Bancorp Inc.	5,655	56,833
Capitol Federal Financial Inc.	11,467	143,338
Charter Financial Corp./MD	1,080	12,420
Clifton Bancorp Inc.	2,079	29,335
Dime Community Bancshares Inc.	2,964	47,720
EverBank Financial Corp.	7,263	130,952
Federal Agricultural Mortgage Corp. Class C	770	21,706
First Defiance Financial Corp.	772	25,337
First Financial Northwest Inc.	1,289	15,919
Flagstar Bancorp Inc.[a]	1,588	23,042
Fox Chase Bancorp Inc.	916	15,416
Home Loan Servicing Solutions Ltd.[b]	5,792	95,800
HomeStreet Inc.[a]	1,832	33,562
Hudson City Bancorp Inc.	42,350	443,828
Kearny Financial Corp.[a,b]	1,335	18,129
Ladder Capital Corp.[a]	1,215	22,490
LendingTree Inc.[a]	286	16,019
Meta Financial Group Inc.	422	16,766
MGIC Investment Corp.[a]	15,745	151,624
Nationstar Mortgage Holdings Inc.[a]	129	3,195

36

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

New York Community Bancorp Inc.[b]	35,465	$593,329
NMI Holdings Inc. Class Aa	3,981	29,818
Northfield Bancorp Inc.	3,863	57,250
Northwest Bancshares Inc.	7,653	90,688
OceanFirst Financial Corp.	1,161	20,050
Oritani Financial Corp.	3,658	53,224
PennyMac Financial Services Inc. Class Aa,c	726	12,320
People’s United Financial Inc.	24,844	377,629
Provident Financial Services Inc.	5,133	95,730
Radian Group Inc.[b]	12,168	204,301
Stonegate Mortgage Corp.[a,b]	748	8,093
Territorial Bancorp Inc.	796	18,913
TFS Financial Corp.	6,201	91,031
TrustCo Bank Corp. NY	7,262	49,963
United Community Financial Corp./OH	3,478	18,990
United Financial Bancorp Inc.	3,482	43,281
Walker & Dunlop Inc.[a]	1,320	23,404
Washington Federal Inc.	8,303	181,047
Waterstone Financial Inc.	2,681	34,424
WSFS Financial Corp.	787	59,521

		3,579,737
TOBACCO — 0.55%
Alliance One International Inc.[a]	6,750	7,425
Altria Group Inc.	8,576	428,972
Philip Morris International Inc.	52,133	3,927,179
Reynolds American Inc.	6,112	421,178
Universal Corp./VA	1,853	87,387
Vector Group Ltd.	2,253	49,498

		4,921,639
TRADING COMPANIES & DISTRIBUTORS — 0.17%
Air Lease Corp.	7,631	287,994
Aircastle Ltd.	3,871	86,943
Applied Industrial Technologies Inc.	2,116	95,939
Beacon Roofing Supply Inc.[a]	3,062	95,841
CAI International Inc.[a]	1,453	35,700
GATX Corp.	3,772	218,701
Houston Wire & Cable Co.	1,733	16,862
Kaman Corp.	1,050	44,551
MRC Global Inc.[a]	4,455	52,792
Neff Corp.[a]	604	6,366
NOW Inc.[a,b]	7,876	170,437
Rush Enterprises Inc. Class Aa	436	11,929
TAL International Group Inc.[a]	1,756	71,522
Textainer Group Holdings Ltd.[b]	1,445	43,335
Titan Machinery Inc.[a,b]	1,354	18,076
Veritiv Corp.[a]	554	24,448
WESCO International Inc.[a,b]	3,548	247,970

		1,529,406
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a]	3,474	53,222

		53,222
WATER UTILITIES — 0.17%
American States Water Co.	2,890	115,282
American Water Works Co. Inc.	14,461	783,931
Aqua America Inc.	14,145	372,721

Security	Shares	Value

Artesian Resources Corp. Class A	647	$13,839
California Water Service Group	3,827	93,800
Connecticut Water Service Inc.	891	32,370
Middlesex Water Co.	1,201	27,335
SJW Corp.	1,041	32,177
York Water Co. (The)	627	15,223

		1,486,678
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Boingo Wireless Inc.[a]	2,536	19,121
Leap Wireless International Inc.	2,472	6,229
NTELOS Holdings Corp.	951	4,565
Shenandoah Telecommunications Co.	431	13,430
Spok Holdings Inc.	2,021	38,743
Sprint Corp.[a]	58,242	276,067
T-Mobile U.S. Inc.[a]	21,249	673,381
Telephone & Data Systems Inc.	6,885	171,436
U.S. Cellular Corp.[a]	1,048	37,435

		1,240,407

TOTAL COMMON STOCKS (Cost: $828,107,142)		887,699,002

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	648	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.85%

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	15,054,447	15,054,447
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	869,702	869,702

37

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	573,258	$573,258

		16,497,407

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,497,407)		16,497,407

TOTAL INVESTMENTS IN SECURITIES — 101.62% (Cost: $844,604,549)		904,196,409
Other Assets, Less Liabilities — (1.62)%		(14,411,637)

NET ASSETS — 100.00%		$889,784,772

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	14	Jun. 2015	Chicago Mercantile	$1,442,560	$17,332
E-mini S&P MidCap 400	2	Jun. 2015	Chicago Mercantile	303,960	6,325

Net unrealized appreciation					$23,657

See notes to financial statements.

38

Schedule of Investments

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 1.23%
Aerovironment Inc.[a,b]	46,183	$1,224,311
American Science & Engineering Inc.	17,769	868,193
API Technologies Corp.[a,b]	101,827	210,782
Arotech Corp.[a]	55,394	172,275
Breeze-Eastern Corp.[a]	15,747	162,037
CPI Aerostructures Inc.[a]	24,795	302,499
Ducommun Inc.[a]	26,923	697,306
Engility Holdings Inc.[b]	43,530	1,307,641
Erickson Inc.[a]	11,860	51,235
Innovative Solutions & Support Inc.[a]	35,283	134,075
Keyw Holding Corp. (The)[a,b]	77,302	636,195
Kratos Defense & Security Solutions Inc.[a,b]	116,384	643,604
LMI Aerospace Inc.[a,b]	27,830	339,804
National Presto Industries Inc.	11,922	755,736
SIFCO Industries Inc.	7,572	164,994
Sparton Corp.[a]	25,735	630,508
TASER International Inc.[a,b]	130,933	3,156,795

		11,457,990
AIR FREIGHT & LOGISTICS — 0.43%
Air Transport Services Group Inc.[a]	122,463	1,129,109
Echo Global Logistics Inc.[a,b]	57,102	1,556,601
Park-Ohio Holdings Corp.	20,753	1,093,060
Radiant Logistics Inc.[a]	53,675	278,036

		4,056,806
AIRLINES — 0.43%
Hawaiian Holdings Inc.[a,b]	106,814	2,352,578
Republic Airways Holdings Inc.[a]	117,921	1,621,414

		3,973,992
AUTO COMPONENTS — 1.02%
Clean Diesel Technologies Inc.[a,b]	29,257	53,248
Fuel Systems Solutions Inc.[a]	32,452	358,270
Modine Manufacturing Co.[a]	111,772	1,505,569
Motorcar Parts of America Inc.[a]	43,168	1,199,639
Quantum Fuel Systems Technologies Worldwide Inc.[a,b]	72,457	193,460
Remy International Inc.	73,639	1,635,522
Shiloh Industries Inc.[a]	19,722	276,897
Spartan Motors Inc.	81,919	397,307
Stoneridge Inc.[a]	66,648	752,456
Strattec Security Corp.	8,635	637,608
Superior Industries International Inc.	54,633	1,034,203
Sypris Solutions Inc.	40,821	91,847
Tower International Inc.[a]	49,136	1,307,018
UQM Technologies Inc.[a]	99,822	109,804

		9,552,848
AUTOMOBILES — 0.15%
Winnebago Industries Inc.	65,218	1,386,535

		1,386,535

Security	Shares	Value

BANKS — 12.23%
Access National Corp.	26,409	$494,905
American National Bankshares Inc.	23,324	526,656
American River Bankshares[a]	26,380	249,819
Ameris Bancorp	73,827	1,948,295
AmeriServ Financial Inc.	56,287	167,735
Ames National Corp.	23,874	593,269
Arrow Financial Corp.	28,923	785,259
Banc of California Inc.	85,527	1,052,837
Bancorp Inc. (The)[a]	77,386	698,796
Bank of Commerce Holdings	54,548	305,469
Bank of Kentucky Financial Corp. (The)	16,566	812,562
Bank of Marin Bancorp	16,068	817,861
Banner Corp.	48,059	2,205,908
Bar Harbor Bankshares	16,684	543,064
Baylake Corp.	17,107	216,232
BCB Bancorp Inc.	24,917	302,492
Berkshire Hills Bancorp Inc.	61,938	1,715,683
Blue Hills Bancorp Inc.[a]	73,226	968,048
BNC Bancorp	50,567	915,263
Bridge Bancorp Inc.	30,507	787,996
Bridge Capital Holdings[a]	26,327	687,398
Bryn Mawr Bank Corp.	39,554	1,202,837
BSB Bancorp Inc./MAa,b	37,888	749,425
C&F Financial Corp.	9,575	334,646
C1 Financial Inc.[a]	9,792	183,600
Camden National Corp.	19,637	782,338
Capital City Bank Group Inc.	28,794	467,902
Cardinal Financial Corp.	78,948	1,577,381
Carolina Bank Holdings Inc.[a]	6,540	65,269
Cascade Bancorp[a]	78,643	377,486
CenterState Banks Inc.	89,408	1,064,849
Central Valley Community Bancorp	22,115	237,073
Century Bancorp Inc./MA Class A	9,555	379,333
Chemung Financial Corp.	11,105	314,271
Citizens & Northern Corp.	33,363	673,265
Citizens Holding Co.	3,221	59,009
CNB Financial Corp./PA	38,320	652,206
CoBiz Financial Inc.	94,221	1,160,803
Codorus Valley Bancorp Inc.	14,185	287,956
Community Bankers Trust Corp.[a]	54,078	236,321
Community Trust Bancorp Inc.	37,928	1,257,692
CommunityOne Bancorp[a]	27,848	274,024
ConnectOne Bancorp Inc.	59,669	1,161,159
CU Bancorp[a]	31,224	710,346
Customers Bancorp Inc.[a,b]	65,850	1,604,106
Eagle Bancorp Inc.[a]	70,303	2,699,635
Enterprise Bancorp Inc./MA	21,382	454,367
Enterprise Financial Services Corp.	50,072	1,034,488
Farmers Capital Bank Corp.[a]	22,539	524,032
Farmers National Banc Corp.	66,053	540,974
Fidelity Southern Corp.	42,988	725,637
Financial Institutions Inc.	34,756	796,955
First Bancorp Inc./ME	31,215	544,702
First Bancorp/Troy NC	48,932	859,246
First Busey Corp.	177,894	1,190,111
First Business Financial Services Inc.[b]	11,873	513,389
First Community Bancshares Inc./VA	45,791	802,716
First Connecticut Bancorp Inc./Farmington CT	49,128	755,097
First Financial Corp./IN	28,719	1,030,725
First Internet Bancorp	12,179	226,164
First Merchants Corp.	87,502	2,059,797

39

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

First NBC Bank Holding Co.[a,b]	36,866	$1,215,841
First Northwest Bancorp[a]	31,915	398,299
First of Long Island Corp. (The)	31,214	795,957
First Security Group Inc./TNa,b	153,299	367,918
First South Bancorp Inc./Washington NC	37,453	302,995
First United Corp.[a]	18,212	165,911
Flushing Financial Corp.	76,932	1,544,025
German American Bancorp Inc.	33,489	985,581
Great Southern Bancorp Inc.	25,239	994,164
Green Bancorp Inc.[a]	14,509	162,211
Guaranty Bancorp	40,206	681,894
Hampton Roads Bankshares Inc.[a]	83,729	158,248
Hanmi Financial Corp.	78,011	1,649,933
Heartland Financial USA Inc.	38,580	1,258,865
Heritage Commerce Corp.	59,406	542,377
Heritage Financial Corp./WA	78,796	1,339,532
Heritage Oaks Bancorp	73,165	608,001
HomeTrust Bancshares Inc.[a]	50,834	811,819
Horizon Bancorp/IN	26,385	617,145
Hudson Valley Holding Corp.	36,829	941,349
Independent Bank Corp./MI	54,213	695,553
Independent Bank Group Inc.	22,569	878,160
Lakeland Bancorp Inc.	94,122	1,082,403
Lakeland Financial Corp.	40,451	1,641,502
LCNB Corp.	26,259	401,763
LNB Bancorp Inc.	25,391	452,975
Macatawa Bank Corp.	72,844	389,715
MainSource Financial Group Inc.	51,645	1,014,308
MBT Financial Corp.[a]	64,180	360,050
Mercantile Bank Corp.	42,953	839,731
Merchants Bancshares Inc./VT	15,899	463,774
Metro Bancorp Inc.	36,320	1,001,342
Middleburg Financial Corp.	18,953	348,925
MidSouth Bancorp Inc.	24,073	355,077
MidWestOne Financial Group Inc.	19,963	575,533
Monarch Financial Holdings Inc.	41,832	523,318
National Bankshares Inc.	18,345	547,415
NewBridge Bancorp	88,358	788,153
Northrim BanCorp Inc.	20,121	493,769
Old Line Bancshares Inc.[b]	27,737	438,245
Old Second Bancorp Inc.[a]	72,686	415,764
Orrstown Financial Services Inc.[a]	28,920	494,532
Pacific Continental Corp.	47,841	632,458
Pacific Mercantile Bancorp[a]	52,348	379,000
Pacific Premier Bancorp Inc.[a]	43,783	708,847
Palmetto Bancshares Inc.	13,490	256,310
Park Sterling Corp.	120,327	854,322
Peapack Gladstone Financial Corp.	40,953	884,585
Penns Woods Bancorp Inc.	13,468	658,720
Peoples Bancorp Inc./OH	34,630	818,653
Peoples Financial Corp./MS	5,717	58,313
Peoples Financial Services Corp.	19,657	882,010
Preferred Bank/Los Angeles CA	31,361	861,487
Premier Financial Bancorp Inc.	17,137	260,997
QCR Holdings Inc.	10,977	196,927
Renasant Corp.	75,597	2,271,690
Republic Bancorp Inc./KY Class A	24,389	603,140
Republic First Bancorp Inc.[a]	81,131	294,506
Sandy Spring Bancorp Inc.	61,762	1,620,017
Seacoast Banking Corp. of Florida[a]	49,595	707,721
ServisFirst Bancshares Inc.	4,355	143,671
Shore Bancshares Inc.[a]	26,103	239,626
Sierra Bancorp	32,643	545,138

Security	Shares	Value

Simmons First National Corp. Class A	55,659	$2,530,815
Southern Community Financial Corp.	630	—
Southern National Bancorp of Virginia Inc.	37,506	454,948
Southside Bancshares Inc.	58,794	1,686,800
Southwest Bancorp Inc.	51,215	911,115
Square 1 Financial Inc.[a]	17,578	470,563
State Bank Financial Corp.	87,668	1,841,028
Stock Yards Bancorp Inc.	36,627	1,261,068
Stonegate Bank	27,316	824,670
Suffolk Bancorp	29,467	700,136
Sun Bancorp Inc./NJa,b	22,637	428,066
Tompkins Financial Corp.	36,315	1,955,563
Towne Bank/Portsmouth VA	103,788	1,668,911
TriCo Bancshares	56,011	1,351,545
Tristate Capital Holdings Inc.[a]	58,343	610,851
Triumph Bancorp Inc.[a]	21,163	289,087
United Security Bancshares Inc./AL	21,320	176,316
United Security Bancshares/Fresno CAa	29,647	158,611
Univest Corp. of Pennsylvania	40,551	802,504
Veritex Holdings Inc.[a]	807	11,274
Washington Trust Bancorp Inc.	36,535	1,395,272
West Bancorp. Inc.	41,410	823,645
Westbury Bancorp Inc.[a,b]	17,022	296,693
Wilshire Bancorp Inc.	168,832	1,683,255
Yadkin Financial Corp.[a]	50,525	1,025,657

		114,347,482
BEVERAGES — 0.12%
Craft Brew Alliance Inc.[a,b]	28,400	387,376
MGP Ingredients Inc.	22,810	307,022
Primo Water Corp.[a]	55,129	288,325
Reed’s Inc.[a]	28,737	160,640

		1,143,363
BIOTECHNOLOGY — 13.69%
Achillion Pharmaceuticals Inc.[a,b]	279,059	2,751,522
Actinium Pharmaceuticals Inc.[a,b]	59,118	146,021
Adamas Pharmaceuticals Inc.[a]	6,732	117,743
Advaxis Inc.[a,b]	60,060	867,266
Agenus Inc.[a,b]	164,544	844,111
Akebia Therapeutics Inc.[a,b]	21,843	242,676
Alder Biopharmaceuticals Inc.[a,b]	24,477	706,406
AMAG Pharmaceuticals Inc.[a]	53,758	2,938,412
Amicus Therapeutics Inc.[a,b]	155,327	1,689,958
Anacor Pharmaceuticals Inc.[a]	81,172	4,695,800
Anthera Pharmaceuticals Inc.[a]	58,359	260,865
Applied Genetic Technologies Corp./DEa,b	14,985	299,550
Ardelyx Inc.[a]	11,968	156,661
Argos Therapeutics Inc.[a,b]	11,993	106,858
ArQule Inc.[a]	164,037	367,443
Array BioPharma Inc.[a,b]	341,822	2,519,228
Arrowhead Research Corp.[a,b]	131,156	887,270
Atara Biotherapeutics Inc.[a,b]	17,980	747,429
Athersys Inc.[a,b]	201,311	579,776
Auspex Pharmaceuticals Inc.[a,b]	25,423	2,549,164
Avalanche Biotechnologies Inc.[a]	18,894	765,585
AVEO Pharmaceuticals Inc.[a]	148,065	214,694
Bellicum Pharmaceuticals Inc.[a]	20,591	477,093
BIND Therapeutics Inc.[a,b]	19,038	104,519
BioCryst Pharmaceuticals Inc.[a,b]	170,538	1,539,958
BioSpecifics Technologies Corp.[a]	10,815	423,407

40

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

Biota Pharmaceuticals Inc.[a]	85,901	$197,572
BioTime Inc.[a,b]	128,149	636,901
Bluebird Bio Inc.[a,b]	60,645	7,324,097
Calithera Biosciences Inc.[a,b]	19,317	317,185
Cancer Genetics Inc.[a,b]	15,673	122,406
Cara Therapeutics Inc.[a,b]	15,339	154,157
CASI Pharmaceuticals Inc.[a]	31,578	46,420
Catalyst Pharmaceutical Partners Inc.[a]	184,773	800,067
CEL-SCI Corp.[a]	195,245	205,007
Celator Pharmaceuticals Inc.[a,b]	57,726	142,583
Celladon Corp.[a,b]	20,494	388,156
Cellular Dynamics International Inc.[a]	23,981	394,008
Celsion Corp.[a]	45,185	120,644
ChemoCentryx Inc.[a,b]	70,046	528,847
Chimerix Inc.[a,b]	74,151	2,794,751
Coherus Biosciences Inc.[a,b]	16,422	502,185
Conatus Pharmaceuticals Inc.[a,b]	30,191	214,960
Concert Pharmaceuticals Inc.[a]	18,946	286,937
CorMedix Inc.[a,b]	54,671	537,963
Coronado Biosciences Inc.[a,b]	88,400	340,340
CTI BioPharma Corp.[a,b]	370,270	670,189
Curis Inc.[a]	216,217	518,921
Cyclacel Pharmaceuticals Inc.[a,b]	79,367	71,430
Cytokinetics Inc.[a]	86,981	589,731
Cytori Therapeutics Inc.[a,b]	188,325	222,223
CytRx Corp.[a,b]	136,904	461,366
Dicerna Pharmaceuticals Inc.[a,b]	10,003	240,372
Discovery Laboratories Inc.[a]	246,315	293,115
Dynavax Technologies Corp.[a,b]	66,266	1,486,346
Eagle Pharmaceuticals Inc./DEa	8,876	371,816
Enanta Pharmaceuticals Inc.[a,b]	25,519	781,392
Esperion Therapeutics Inc.[a]	15,386	1,424,744
Fate Therapeutics Inc.[a]	22,406	109,565
Fibrocell Science Inc.[a,b]	67,360	303,794
Five Prime Therapeutics Inc.[a]	49,631	1,134,068
Flexion Therapeutics Inc.[a]	16,086	362,257
Galectin Therapeutics Inc.[a,b]	53,876	180,485
Galena Biopharma Inc.[a,b]	301,786	419,483
Genocea Biosciences Inc.[a]	13,538	160,561
GenVec Inc.[a]	17,173	50,489
Geron Corp.[a,b]	390,635	1,472,694
GlycoMimetics Inc.[a]	22,931	190,786
GTx Inc.[a,b]	76,671	51,807
Harvard Apparatus Regenerative Technology Inc.[a]	26,153	84,997
Heat Biologics Inc.[a]	9,805	62,360
Heron Therapeutics Inc.[a]	57,231	832,711
Histogenics Corp.[a]	8,874	88,651
Hyperion Therapeutics Inc.[a]	33,615	1,542,928
Idera Pharmaceuticals Inc.[a,b]	210,556	781,163
Ignyta Inc.[a]	39,384	391,871
Immune Design Corp.[a,b]	14,775	311,900
ImmunoCellular Therapeutics Ltd.[a]	230,136	111,616
Immunomedics Inc.[a,b]	205,408	786,713
Infinity Pharmaceuticals Inc.[a]	119,836	1,675,307
Inovio Pharmaceuticals Inc.[a,b]	148,515	1,211,882
Insmed Inc.[a,b]	121,705	2,531,464
Insys Therapeutics Inc.[a,b]	24,390	1,417,791
Invitae Corp.[a]	17,792	298,194
IsoRay Inc.[a,b]	148,906	233,782
KaloBios Pharmaceuticals Inc.[a]	131,165	64,258
Karyopharm Therapeutics Inc.[a,b]	36,120	1,105,633
Kindred Biosciences Inc.[a,b]	30,232	215,856
KYTHERA Biopharmaceuticals Inc.[a,b]	48,057	2,410,059

Security	Shares	Value

La Jolla Pharmaceutical Co.[a]	30,362	$555,625
Loxo Oncology Inc.[a]	9,830	122,383
MacroGenics Inc.[a]	49,323	1,547,263
Medgenics Inc.[a]	42,840	344,862
MediciNova Inc.[a]	53,663	188,894
MEI Pharma Inc.[a,b]	67,987	121,697
Mirati Therapeutics Inc.[a,b]	22,663	664,479
Nanosphere Inc.[a,b]	266,140	61,744
NanoViricides Inc.[a,b]	107,418	241,690
Navidea Biopharmaceuticals Inc.[a,b]	375,252	596,651
NeoStem Inc.[a,b]	58,418	148,382
NephroGenex Inc.[a]	8,194	64,487
Neuralstem Inc.[a,b]	183,844	349,304
NewLink Genetics Corp.[a,b]	48,884	2,674,444
Northwest Biotherapeutics Inc.[a,b]	95,441	703,400
Ohr Pharmaceutical Inc.[a,b]	61,711	156,746
OncoGenex Pharmaceuticals Inc.[a,b]	55,385	119,078
OncoMed Pharmaceuticals Inc.[a]	31,197	804,259
Onconova Therapeutics Inc.[a,b]	30,448	73,380
Oncothyreon Inc.[a]	221,294	360,709
Orexigen Therapeutics Inc.[a,b]	305,068	2,388,682
Organovo Holdings Inc.[a,b]	154,274	546,130
Osiris Therapeutics Inc.[a,b]	48,971	860,910
Otonomy Inc.[a,b]	19,442	687,469
OvaScience Inc.[a,b]	42,568	1,478,387
OXiGENE Inc.[a,b]	54,838	80,063
Peregrine Pharmaceuticals Inc.[a,b]	451,628	609,698
Pfenex Inc.[a]	22,902	365,058
PharmAthene Inc.[a,b]	148,680	242,348
Progenics Pharmaceuticals Inc.[a,b]	173,017	1,034,642
Prothena Corp. PLC[a]	64,563	2,462,433
PTC Therapeutics Inc.[a,b]	60,900	3,705,765
Radius Health Inc.[a,b]	21,521	885,804
Raptor Pharmaceutical Corp.[a,b]	168,460	1,831,160
Receptos Inc.[a,b]	53,760	8,864,486
Regado Biosciences Inc.[a]	38,133	46,522
Regulus Therapeutics Inc.[a,b]	37,253	631,066
Repligen Corp.[a,b]	79,132	2,402,448
Retrophin Inc.[a,b]	66,878	1,602,397
Rigel Pharmaceuticals Inc.[a]	219,437	783,390
Sage Therapeutics Inc.[a,b]	14,597	733,207
Sorrento Therapeutics Inc.[a]	57,872	669,000
Spectrum Pharmaceuticals Inc.[a,b]	161,904	982,757
StemCells Inc.[a]	172,268	175,713
Stemline Therapeutics Inc.[a,b]	36,098	522,338
Sunesis Pharmaceuticals Inc.[a,b]	124,151	304,170
Synergy Pharmaceuticals Inc.[a,b]	231,375	1,068,952
Synta Pharmaceuticals Corp.[a,b]	157,204	304,976
Synthetic Biologics Inc.[a,b]	155,141	339,759
T2 Biosystems Inc.[a,b]	15,994	248,227
Targacept Inc.[a]	82,241	244,256
Tenax Therapeutics Inc.[a,b]	64,627	210,684
TG Therapeutics Inc.[a,b]	68,055	1,053,491
Threshold Pharmaceuticals Inc.[a,b]	141,560	574,734
Tokai Pharmaceuticals Inc.[a,b]	16,777	189,580
Tonix Pharmaceuticals Holding Corp.[a,b]	44,598	281,859
Trevena Inc.[a]	30,597	199,492
TrovaGene Inc.[a]	63,397	431,734
Vanda Pharmaceuticals Inc.[a,b]	89,619	833,457
Venaxis Inc.[a,b]	75,788	35,097
Verastem Inc.[a,b]	73,543	747,932
Vericel Corp.[a]	16,054	59,400
Versartis Inc.[a,b]	20,030	367,951

41

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

Vical Inc.[a]	223,066	$210,775
Vitae Pharmaceuticals Inc.[a]	16,245	190,229
Vital Therapies Inc.[a,b]	14,639	366,121
Xencor Inc.[a]	37,738	578,146
XOMA Corp.[a,b]	215,929	785,982
Zafgen Inc.[a]	19,283	763,800
ZIOPHARM Oncology Inc.[a,b]	222,216	2,393,266

		128,056,791
BUILDING PRODUCTS — 0.83%
Alpha Pro Tech Ltd.[a,b]	43,391	98,498
American Woodmark Corp.[a]	30,347	1,660,891
Builders FirstSource Inc.[a,b]	114,503	763,735
Gibraltar Industries Inc.[a]	75,193	1,233,917
Insteel Industries Inc.	43,785	947,069
Norcraft Companies Inc.[a]	19,882	508,383
Patrick Industries Inc.[a]	19,978	1,244,030
PGT Inc.[a,b]	116,622	1,303,251

		7,759,774
CAPITAL MARKETS — 1.18%
Arlington Asset Investment Corp. Class Ab	47,166	1,134,814
CIFC Corp.	18,412	140,852
Cowen Group Inc. Class Aa	288,279	1,499,051
Diamond Hill Investment Group Inc.	7,371	1,179,360
FBR & Co.[a]	22,216	513,412
Fifth Street Asset Management Inc.	18,103	204,021
GFI Group Inc.[b]	24,707	146,513
Hennessy Advisors Inc.	3,975	80,494
INTL FCStone Inc.[a,b]	37,187	1,105,569
Ladenburg Thalmann Financial Services Inc.[a,b]	250,055	965,212
Manning & Napier Inc.	35,612	463,312
Medley Management Inc.	24,838	272,970
Oppenheimer Holdings Inc. Class A	24,659	578,500
Pzena Investment Management Inc. Class A	29,755	272,853
RCS Capital Corp. Class Ab	23,113	245,922
Safeguard Scientifics Inc.[a,b]	51,189	925,497
Silvercrest Asset Management Group Inc.	16,664	237,462
U.S. Global Investors Inc. Class A	3,233	10,329
Westwood Holdings Group Inc.	18,310	1,104,093

		11,080,236
CHEMICALS — 0.88%
American Vanguard Corp.	66,356	704,701
Chase Corp.	17,330	757,841
China Green Agriculture Inc.[b]	58,886	103,639
Codexis Inc.[a]	77,847	354,982
Core Molding Technologies Inc.[a]	19,978	342,623
FutureFuel Corp.	49,388	507,215
Hawkins Inc.	25,763	978,736
KMG Chemicals Inc.	23,750	634,838
Marrone Bio Innovations Inc.[a,b]	35,002	135,458
Northern Technologies International Corp.[a]	9,193	175,678
OMNOVA Solutions Inc.[a]	113,390	967,217
Rentech Inc.[a]	429,103	480,595
Senomyx Inc.[a,b]	106,854	471,226
TOR Minerals International Inc.[a]	4,734	29,256
Trecora Resources[a]	49,907	608,866
Zep Inc.	55,413	943,683

		8,196,554

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 1.41%
AMREP Corp.[a]	3,992	$20,559
ARC Document Solutions Inc.[a]	100,229	925,114
Casella Waste Systems Inc. Class Aa	103,694	570,317
CECO Environmental Corp.	51,133	542,521
Cenveo Inc.[a,b]	150,107	321,229
Courier Corp.	28,241	691,340
Ecology and Environment Inc. Class A	8,421	74,779
Ennis Inc.	61,984	875,214
Fuel Tech Inc.[a]	44,277	138,587
Heritage-Crystal Clean Inc.[a]	24,722	289,247
Hudson Technologies Inc.[a]	60,111	250,663
InnerWorkings Inc.[a,b]	83,720	562,598
Intersections Inc.[b]	18,713	63,811
Kimball International Inc. Class B	83,077	870,647
Metalico Inc.[a]	133,781	49,499
Multi-Color Corp.	30,162	2,091,132
Performant Financial Corp.[a,b]	69,188	235,239
SP Plus Corp.[a]	38,549	842,296
Team Inc.[a]	48,897	1,906,005
TRC Companies Inc.[a]	46,516	387,013
Versar Inc.[a]	34,134	106,839
Viad Corp.	50,461	1,403,825

		13,218,474
COMMUNICATIONS EQUIPMENT — 1.62%
Aerohive Networks Inc.[a,b]	23,514	104,872
Alliance Fiber Optic Products Inc.	30,637	533,697
Applied Optoelectronics Inc.[a,b]	36,495	506,551
Aviat Networks Inc.[a]	171,322	203,873
Bel Fuse Inc. Class B	25,437	484,066
Black Box Corp.	38,012	795,591
CalAmp Corp.[a,b]	86,542	1,401,115
Calix Inc.[a]	98,895	829,729
Clearfield Inc.[a,b]	30,800	456,456
ClearOne Inc.	20,239	215,748
Communications Systems Inc.	25,612	292,233
Comtech Telecommunications Corp.	36,157	1,046,745
Digi International Inc.[a]	62,121	619,968
EMCORE Corp.[a]	71,827	390,739
Emulex Corp.[a]	172,534	1,375,096
Energous Corp.[a,b]	17,989	169,816
Extreme Networks Inc.[a]	230,186	727,388
KVH Industries Inc.[a]	41,721	630,821
Meru Networks Inc.[a,b]	53,175	76,572
Novatel Wireless Inc.[a]	83,786	403,848
Numerex Corp. Class Aa	38,768	441,955
Oclaro Inc.[a,b]	229,542	454,493
ParkerVision Inc.[a,b]	253,043	210,026
PC-Tel Inc.	52,634	421,072
Procera Networks Inc.[a,b]	50,778	476,805
RELM Wireless Corp.[a]	21,267	129,729
Resonant Inc.[a,b]	10,031	70,919
ShoreTel Inc.[a]	154,952	1,056,773
TESSCO Technologies Inc.	14,762	364,031
Westell Technologies Inc. Class Aa	118,076	154,680
Zhone Technologies Inc.[a]	63,578	82,651

		15,128,058

42

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.90%
Ameren Inc. Class Aa	51,591	$381,773
Argan Inc.	31,525	1,140,259
Comfort Systems USA Inc.	90,437	1,902,794
Furmanite Corp.[a,b]	91,264	720,073
Goldfield Corp. (The)[a]	78,422	152,139
Great Lakes Dredge & Dock Corp.[a]	144,855	870,579
Layne Christensen Co.[a,b]	50,432	252,664
MYR Group Inc.[a]	51,864	1,625,418
Northwest Pipe Co.[a]	23,480	538,866
Orion Marine Group Inc.[a]	69,000	611,340
Sterling Construction Co. Inc.[a,b]	53,259	240,731

		8,436,636
CONSTRUCTION MATERIALS — 0.16%
U.S. Concrete Inc.[a,b]	35,571	1,205,145
U.S. Lime & Minerals Inc.	4,913	316,889

		1,522,034
CONSUMER FINANCE — 0.24%
Asta Funding Inc.[a]	34,297	286,037
Atlanticus Holdings Corp.[a]	13,595	30,996
Consumer Portfolio Services Inc.[a,b]	55,476	387,777
First Marblehead Corp. (The)[a]	25,764	160,510
Imperial Holdings Inc.[a,b]	50,115	349,301
JG Wentworth Co. (The) Class Aa	32,158	334,122
Nicholas Financial Inc.[a]	22,264	311,919
QC Holdings Inc.	11,905	26,548
Regional Management Corp.[a]	26,221	387,022

		2,274,232
CONTAINERS & PACKAGING — 0.21%
AEP Industries Inc.[a,b]	9,893	544,511
Myers Industries Inc.	61,385	1,076,079
UFP Technologies Inc.[a]	16,816	383,068

		2,003,658
DISTRIBUTORS — 0.10%
VOXX International Corp.[a,b]	47,130	431,711
Weyco Group Inc.	15,872	474,573

		906,284
DIVERSIFIED CONSUMER SERVICES — 0.63%
2U Inc.[a,b]	25,337	648,121
Cambium Learning Group Inc.[a]	49,749	157,207
Career Education Corp.[a]	161,057	810,117
Carriage Services Inc.	39,490	942,626
Chegg Inc.[a,b]	181,842	1,445,644
Collectors Universe Inc.	18,429	415,758
ITT Educational Services Inc.[a,b]	54,628	370,924
Liberty Tax Inc.[a,b]	10,222	284,478
Lincoln Educational Services Corp.	69,548	158,569
National American University Holdings Inc.	36,789	121,404
Universal Technical Institute Inc.	53,355	512,208

		5,867,056

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.32%
GAIN Capital Holdings Inc.	54,072	$528,283
Marlin Business Services Corp.	19,945	399,498
NewStar Financial Inc.[a]	64,602	757,781
PICO Holdings Inc.[a]	56,155	910,273
Resource America Inc. Class A	40,307	366,794

		2,962,629
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.50%
8x8 Inc.[a]	215,881	1,813,400
Alaska Communications Systems Group Inc.[a]	140,299	235,702
Alteva[a]	22,684	164,232
Consolidated Communications Holdings Inc.	120,346	2,455,058
Fairpoint Communications Inc.[a,b]	52,775	928,840
General Communication Inc. Class Aa,b	86,982	1,370,836
Hawaiian Telcom Holdco Inc.[a,b]	26,498	705,642
IDT Corp. Class B	40,669	721,875
inContact Inc.[a,b]	149,954	1,634,499
Inteliquent Inc.	78,395	1,233,937
Lumos Networks Corp.	46,910	715,847
magicJack VocalTec Ltd.[a,b]	44,743	306,042
ORBCOMM Inc.[a,b]	132,771	792,643
Straight Path Communications Inc. Class Ba	25,023	498,458
Towerstream Corp.[a,b]	192,616	416,051

		13,993,062
ELECTRIC UTILITIES — 0.17%
Genie Energy Ltd. Class Ba	35,600	283,020
Spark Energy Inc. Class A	4,679	69,015
Unitil Corp.	34,565	1,201,825

		1,553,860
ELECTRICAL EQUIPMENT — 0.86%
Active Power Inc.[a]	67,367	147,534
Allied Motion Technologies Inc.	17,810	591,114
American Electric Technologies Inc.[a]	21,757	91,597
American Superconductor Corp.[a,b]	16,560	106,646
Broadwind Energy Inc.[a]	39,288	196,440
Capstone Turbine Corp.[a,b]	776,571	504,771
Enphase Energy Inc.[a,b]	44,287	584,146
FuelCell Energy Inc.[a,b]	559,036	698,795
Global Power Equipment Group Inc.	40,084	529,109
LSI Industries Inc.	51,365	418,625
Magnetek Inc.[a]	9,133	351,803
Orion Energy Systems Inc.[a]	67,521	212,016
Powell Industries Inc.	20,900	705,793
Power Solutions International Inc.[a,b]	11,066	711,433
PowerSecure International Inc.[a]	54,050	711,298
Preformed Line Products Co.	5,802	244,438
Real Goods Solar Inc. Class Aa,b	96,791	26,027
Revolution Lighting Technologies Inc.[a,b]	84,197	93,459
SL Industries Inc.[a]	7,794	333,193
TCP International Holdings Ltd.[a]	17,325	31,878
Ultralife Corp.[a]	41,122	164,077
Vicor Corp.[a,b]	37,676	572,675

		8,026,867

43

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.12%
Acorn Energy Inc.[a,b]	73,128	$35,833
Agilysys Inc.[a]	38,763	381,428
Checkpoint Systems Inc.	100,234	1,084,532
ClearSign Combustion Corp.[a,b]	26,841	141,989
Control4 Corp.[a]	28,208	337,932
CTS Corp.	81,517	1,466,491
CUI Global Inc.[a]	53,162	311,529
Daktronics Inc.	88,828	960,231
DTS Inc./CAa	41,394	1,410,294
Echelon Corp.[a]	119,090	113,135
Electro Rent Corp.	39,306	445,730
Electro Scientific Industries Inc.	58,518	361,641
eMagin Corp.[a]	54,839	133,807
Frequency Electronics Inc.[a]	24,470	341,356
GSI Group Inc.[a]	75,212	1,001,824
ID Systems Inc.[a]	31,915	203,298
Identiv Inc.[a]	22,720	194,938
IEC Electronics Corp.[a]	36,650	136,704
Iteris Inc.[a]	93,812	170,738
Kemet Corp.[a]	109,816	454,638
KEY Tronic Corp.[a]	33,976	365,582
Kimball Electronics Inc.[a,b]	62,423	882,661
LoJack Corp.[a]	56,039	160,271
LRAD Corp.[a]	42,448	99,753
Maxwell Technologies Inc.[a,b]	75,938	612,060
Mercury Systems Inc.[a]	81,152	1,261,914
Mesa Laboratories Inc.	7,202	519,984
Microvision Inc.[a,b]	113,123	388,012
MOCON Inc.	13,737	229,683
Multi-Fineline Electronix Inc.[a]	22,804	416,629
NAPCO Security Technologies Inc.[a]	42,895	248,362
Neonode Inc.[a,b]	81,269	257,623
NetList Inc.[a,b]	89,783	52,074
PAR Technology Corp.[a]	34,544	144,739
Park Electrochemical Corp.	50,651	1,092,036
PC Connection Inc.	22,085	576,198
PCM Inc.[a]	24,630	230,044
Perceptron Inc.	25,855	349,301
Planar Systems Inc.[a]	47,304	297,542
RadiSys Corp.[a]	74,471	160,113
Research Frontiers Inc.[a,b]	75,117	458,214
RF Industries Ltd.	16,066	65,710
Richardson Electronics Ltd./U.S.	37,153	333,634
Speed Commerce Inc.[a,b]	125,985	80,467
Uni-Pixel Inc.[a,b]	29,248	204,736
Viasystems Group Inc.[a]	8,880	155,311
Vishay Precision Group Inc.[a]	32,881	523,794

		19,854,515
ENERGY EQUIPMENT & SERVICES — 0.67%
Aspen Aerogels Inc.[a,b]	13,654	99,401
CHC Group Ltd.[a]	82,817	110,147
Dawson Geophysical Co.[a]	49,250	210,297
Enservco Corp.[a]	53,806	94,160
Forbes Energy Services Ltd.[a,b]	46,281	47,669
Glori Energy Inc.[a,b]	30,086	64,083
Gulf Island Fabrication Inc.	33,703	500,826
Independence Contract Drilling Inc.[a,b]	24,980	174,111
Matrix Service Co.[a]	63,099	1,108,018
Mitcham Industries Inc.[a]	34,111	156,911

Security	Shares	Value

Natural Gas Services Group Inc.[a,b]	31,009	$595,993
Nordic American Offshore Ltd.[a,b]	47,657	436,538
Nuverra Environmental Solutions Inc.[a,b]	37,269	132,678
PHI Inc.[a,b]	31,561	949,355
Profire Energy Inc.[a]	35,856	48,406
RigNet Inc.[a,b]	29,620	846,836
Synthesis Energy Systems Inc.[a,b]	163,899	170,455
Vantage Drilling Co.[a,b]	512,006	167,682
Willbros Group Inc.[a]	95,854	317,277

		6,230,843
FOOD & STAPLES RETAILING — 0.34%
Chefs’ Warehouse Inc. (The)[a]	44,596	1,000,288
Fairway Group Holdings Corp.[a,b]	45,685	309,287
Liberator Medical Holdings Inc.	77,763	272,171
Natural Grocers by Vitamin Cottage Inc.[a,b]	21,678	598,530
Roundy’s Inc.[a]	91,526	447,562
Village Super Market Inc. Class A	16,310	512,786

		3,140,624
FOOD PRODUCTS — 1.04%
Alico Inc.	7,242	371,225
Boulder Brands Inc.[a,b]	148,399	1,414,243
Calavo Growers Inc.	35,453	1,822,993
Coffee Holding Co. Inc.[a,b]	20,178	98,267
Farmer Bros. Co.[a]	18,719	463,295
Freshpet Inc.[a,b]	31,226	606,721
Inventure Foods Inc.[a]	40,077	448,462
John B Sanfilippo & Son Inc.	20,490	883,119
Landec Corp.[a]	65,245	910,168
Lifeway Foods Inc.[a,b]	14,112	301,856
Limoneira Co.	28,663	624,853
Omega Protein Corp.[a]	51,005	698,259
Rocky Mountain Chocolate Factory Inc.	22,456	311,689
S&W Seed Co.[a,b]	34,960	161,515
Seneca Foods Corp. Class Aa	21,578	643,240

		9,759,905
GAS UTILITIES — 0.27%
Chesapeake Utilities Corp.	34,584	1,750,297
Delta Natural Gas Co. Inc.	23,896	464,777
Gas Natural Inc.	33,720	335,851

		2,550,925
HEALTH CARE EQUIPMENT & SUPPLIES — 4.59%
Accuray Inc.[a,b]	191,172	1,777,900
Alliqua BioMedical Inc.[a]	20,211	105,097
Alphatec Holdings Inc.[a,b]	184,505	267,532
American Medical Alert Corp. Escrow[a,b]	12,839	—
AngioDynamics Inc.[a,b]	58,891	1,047,671
Anika Therapeutics Inc.[a,b]	35,248	1,451,160
Antares Pharma Inc.[a,b]	289,693	785,068
Atossa Genetics Inc.[a,b]	54,764	98,575
AtriCure Inc.[a,b]	68,113	1,395,635
Atrion Corp.	3,716	1,283,915
Avinger Inc.[a]	5,157	57,191
Biolase Inc.[a]	94,516	190,922
Bovie Medical Corp.[a]	47,362	113,195
Cardiovascular Systems Inc.[a,b]	68,013	2,655,228

44

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

Cerus Corp.[a,b]	219,786	$916,508
Chembio Diagnostics Inc.[a,b]	4,205	16,652
CryoLife Inc.	69,741	723,214
Cutera Inc.[a]	40,610	524,681
Cynosure Inc. Class Aa,b	54,229	1,663,203
Derma Sciences Inc.[a,b]	58,523	495,690
Digirad Corp.	62,892	285,530
Entellus Medical Inc.[a]	12,900	282,510
EnteroMedics Inc.[a,b]	150,541	137,745
Exactech Inc.[a]	23,893	612,378
Fonar Corp.[a]	16,454	215,712
GenMark Diagnostics Inc.[a,b]	103,303	1,340,873
Hansen Medical Inc.[a,b]	285,204	248,128
Inogen Inc.[a]	13,345	426,907
InspireMD Inc.[a]	72,512	23,204
Invacare Corp.	77,673	1,507,633
Iridex Corp.[a]	22,808	239,028
K2M Group Holdings Inc.[a]	21,791	480,492
LDR Holding Corp.[a]	41,012	1,502,680
LeMaitre Vascular Inc.	34,330	287,685
Merit Medical Systems Inc.[a]	104,463	2,010,913
Misonix Inc.[a]	4,766	62,196
Natus Medical Inc.[a]	78,239	3,088,093
Nevro Corp.[a]	19,446	932,047
Ocular Therapeutix Inc.[a,b]	15,258	640,607
OraSure Technologies Inc.[a,b]	138,641	906,712
Oxford Immunotec Global PLC[a]	40,520	570,522
Perseon Corp.[a]	96,020	39,368
PhotoMedex Inc.[a,b]	37,765	75,908
Retractable Technologies Inc.[a]	17,705	68,695
Rockwell Medical Inc.[a,b]	116,692	1,275,444
RTI Surgical Inc.[a]	143,859	710,663
Second Sight Medical Products Inc.[a,b]	12,155	155,827
Sientra Inc.[a]	16,463	315,925
STAAR Surgical Co.[a,b]	97,539	724,715
Sunshine Heart Inc.[a,b]	52,614	223,083
SurModics Inc.[a,b]	32,513	846,313
Symmetry Surgical Inc.[a]	28,803	211,126
Synergetics USA Inc.[a]	72,275	389,562
Tandem Diabetes Care Inc.[a]	23,393	295,220
TearLab Corp.[a,b]	84,076	167,311
TransEnterix Inc.[a,b]	70,766	207,344
TriVascular Technologies Inc.[a,b]	19,670	206,338
Unilife Corp.[a,b]	305,454	1,224,871
Uroplasty Inc.[a]	72,033	87,880
Utah Medical Products Inc.	9,415	563,582
Vascular Solutions Inc.[a,b]	42,690	1,294,361
Veracyte Inc.[a]	14,486	105,458
Vermillion Inc.[a,b]	56,850	100,625
Vision Sciences Inc./DEa,b	81,560	28,554
Zeltiq Aesthetics Inc.[a]	71,765	2,212,515

		42,901,320
HEALTH CARE PROVIDERS & SERVICES — 2.85%
AAC Holdings Inc.[a,b]	13,883	424,542
Aceto Corp.	68,661	1,510,542
Adcare Health Systems Inc.[a]	45,673	200,048
Addus HomeCare Corp.[a]	16,347	376,308
Adeptus Health Inc. Class Aa,b	14,452	725,779
Alliance HealthCare Services Inc.[a]	13,614	301,959
Almost Family Inc.[a]	20,441	913,917
Amedisys Inc.[a]	65,974	1,766,784

Security	Shares	Value

AMN Healthcare Services Inc.[a]	113,176	$2,610,970
BioScrip Inc.[a,b]	165,302	732,288
BioTelemetry Inc.[a]	67,376	596,278
Civitas Solutions Inc.[a,b]	28,250	591,555
Cross Country Healthcare Inc.[a]	77,446	918,510
Ensign Group Inc. (The)	54,593	2,558,228
Five Star Quality Care Inc.[a]	103,912	461,369
Genesis Healthcare Inc.[a]	61,279	436,306
Healthways Inc.[a,b]	77,224	1,521,313
InfuSystems Holdings Inc.[a]	65,607	177,795
Landauer Inc.	23,580	828,601
LHC Group Inc.[a]	29,379	970,388
National Research Corp. Class Ab	27,916	401,990
PDI Inc.[a]	31,843	42,988
PharMerica Corp.[a]	72,207	2,035,515
Providence Service Corp. (The)[a]	28,065	1,490,813
Psychemedics Corp.	21,705	360,303
RadNet Inc.[a]	80,704	677,914
Sharps Compliance Corp.[a]	40,504	257,200
Triple-S Management Corp. Class Ba,b	58,718	1,167,314
Trupanion Inc.[a,b]	24,635	197,080
U.S. Physical Therapy Inc.	30,228	1,435,830

		26,690,427
HEALTH CARE TECHNOLOGY — 0.39%
Connecture Inc.[a]	16,164	167,297
HealthStream Inc.[a,b]	51,544	1,298,909
Icad Inc.[a]	33,702	322,865
Imprivata Inc.[a]	16,531	231,434
Merge Healthcare Inc.[a]	180,919	808,708
Simulations Plus Inc.	25,759	158,160
Streamline Health Solutions Inc.[a]	43,871	156,620
Vocera Communications Inc.[a]	54,660	542,227

		3,686,220
HOTELS, RESTAURANTS & LEISURE — 2.06%
Ambassadors Group Inc.[a]	51,091	129,260
Ark Restaurants Corp.	10,498	261,610
Biglari Holdings Inc.[a]	4,023	1,665,924
Bravo Brio Restaurant Group Inc.[a]	36,454	535,509
Carrols Restaurant Group Inc.[a]	88,320	732,173
Century Casinos Inc.[a]	58,016	316,187
Chuy’s Holdings Inc.[a,b]	39,077	880,405
Del Frisco’s Restaurant Group Inc.[a]	56,404	1,136,541
Denny’s Corp.[a]	208,695	2,379,123
Diversified Restaurant Holdings Inc.[a]	35,105	147,441
Dover Downs Gaming & Entertainment Inc.[a]	49,456	57,864
Dover Motorsports Inc.	81,313	192,712
Empire Resorts Inc.[a,b]	41,643	191,558
Famous Dave’s of America Inc.[a,b]	12,112	345,192
Frisch’s Restaurants Inc.	10,577	287,166
Ignite Restaurant Group Inc.[a]	18,749	90,933
Intrawest Resorts Holdings Inc.[a]	35,727	311,539
Isle of Capri Casinos Inc.[a,b]	53,154	746,814
Jamba Inc.[a,b]	41,880	616,055
Kona Grill Inc.[a]	17,230	489,677
Lakes Entertainment Inc.[a]	32,149	275,517
Luby’s Inc.[a]	47,757	247,859
Marcus Corp. (The)	43,808	932,672
Monarch Casino & Resort Inc.[a]	22,158	424,104
Morgans Hotel Group Co.[a]	75,280	583,420

45

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

Nathan’s Famous Inc.	8,064	$436,666
Papa Murphy’s Holdings Inc.[a]	13,630	247,248
Peak Resorts Inc.	27,791	171,193
Potbelly Corp.[a,b]	34,285	469,704
Rave Restaurant Group Inc.[a]	17,687	246,910
RCI Hospitality Holdings Inc.[a]	23,023	239,669
Red Lion Hotels Corp.[a]	46,008	306,873
Ruby Tuesday Inc.[a,b]	144,582	868,938
Ruth’s Hospitality Group Inc.	85,683	1,360,646
Town Sports International Holdings Inc.	60,736	413,612
Zoe’s Kitchen Inc.[a,b]	14,400	479,376

		19,218,090
HOUSEHOLD DURABLES — 2.37%
Bassett Furniture Industries Inc.	27,458	783,102
Beazer Homes USA Inc.[a,b]	66,327	1,175,314
Blyth Inc.	23,668	179,640
Cavco Industries Inc.[a]	21,639	1,624,223
Century Communities Inc.[a,b]	9,702	187,540
CSS Industries Inc.	22,503	678,465
Dixie Group Inc. (The)[a,b]	38,406	347,574
Emerson Radio Corp.	42,195	55,275
Flexsteel Industries Inc.	14,073	440,344
Green Brick Partners Inc.[a]	28,191	233,281
Hooker Furniture Corp.	28,596	544,754
Installed Building Products Inc.[a,b]	22,718	494,344
LGI Homes Inc.[a,b]	36,906	614,854
Libbey Inc.	51,063	2,037,924
Lifetime Brands Inc.	25,860	395,141
M/I Homes Inc.[a]	60,461	1,441,390
NACCO Industries Inc. Class A	11,017	583,791
New Home Co. Inc. (The)[a]	24,677	393,598
Nova Lifestyle Inc.[a]	7,367	18,417
Skullcandy Inc.[a]	51,969	587,250
Skyline Corp.[a]	2,004	6,974
Stanley Furniture Co. Inc.[a]	51,288	161,557
TRI Pointe Homes Inc.[a]	352,778	5,443,365
Turtle Beach Corp.[a,b]	17,529	32,604
UCP Inc. Class Aa	24,901	216,639
Universal Electronics Inc.[a]	38,397	2,167,127
WCI Communities Inc.[a]	28,941	693,137
ZAGG Inc.[a]	74,013	641,693

		22,179,317
HOUSEHOLD PRODUCTS — 0.22%
Central Garden and Pet Co. Class Aa,b	101,534	1,078,291
Oil-Dri Corp. of America	14,791	497,717
Orchids Paper Products Co.	19,301	520,355

		2,096,363
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
American DG Energy Inc.[a]	93,365	44,815
Atlantic Power Corp.	297,944	837,223

		882,038
INSURANCE — 1.99%
1347 Property Insurance Holdings Inc.[a]	667	5,063
American Independence Corp.[a]	717	7,564
AMERISAFE Inc.	44,703	2,067,514

Security	Shares	Value

Atlas Financial Holdings Inc.[a]	32,136	$567,843
Baldwin & Lyons Inc. Class B	24,092	565,198
Blue Capital Reinsurance Holdings Ltd.[b]	18,737	324,338
Citizens Inc./TXa,b	105,344	648,919
Crawford & Co. Class B	66,907	578,077
Donegal Group Inc. Class A	20,102	316,004
eHealth Inc.[a]	42,230	396,117
EMC Insurance Group Inc.	12,637	427,131
Federated National Holding Co.	34,525	1,056,465
First Acceptance Corp.[a]	59,944	145,065
Hallmark Financial Services Inc.[a]	37,372	396,143
HCI Group Inc.	20,867	957,169
Health Insurance Innovations Inc.[a,b]	18,263	142,634
Heritage Insurance Holdings Inc.[a,b]	17,037	374,984
Independence Holding Co.	18,760	254,948
Investors Title Co.	5,742	425,023
James River Group Holdings Ltd.	26,797	630,533
Kansas City Life Insurance Co.	8,240	378,463
Meadowbrook Insurance Group Inc.	122,458	1,040,893
National Interstate Corp.	17,161	481,881
Patriot National Inc.[a]	16,032	203,606
Phoenix Companies Inc. (The)[a]	13,807	690,212
State National Companies Inc.	63,196	628,800
Stewart Information Services Corp.	51,414	2,089,465
United Insurance Holdings Corp.	41,902	942,795
Universal Insurance Holdings Inc.	74,531	1,907,248

		18,650,095
INTERNET & CATALOG RETAIL — 0.77%
1-800-Flowers.com Inc. Class Aa	61,490	727,427
Blue Nile Inc.[a,b]	28,600	910,624
CafePress Inc.[a]	27,351	106,395
EVINE Live Inc.[a]	103,599	695,149
FTD Companies Inc.[a,b]	45,508	1,362,509
Gaiam Inc. Class Aa	40,642	296,280
Geeknet Inc.[a]	13,402	107,082
NutriSystem Inc.	70,465	1,407,891
Overstock.com Inc.[a,b]	27,362	662,708
PetMed Express Inc.[b]	50,190	829,139
US Auto Parts Network Inc.[a]	52,611	114,166

		7,219,370
INTERNET SOFTWARE & SERVICES — 3.18%
Actua Corp.[a]	100,202	1,552,129
Amber Road Inc.[a,b]	22,034	203,815
Autobytel Inc.[a]	21,371	315,650
Bazaarvoice Inc.[a,b]	123,360	696,984
Blucora Inc.[a,b]	102,541	1,400,710
Borderfree Inc.[a,b]	14,746	88,624
Brightcove Inc.[a,b]	80,116	587,250
BroadVision Inc.[a]	11,819	71,387
Carbonite Inc.[a]	42,847	612,712
Care.com Inc.[a,b]	18,708	141,807
ChannelAdvisor Corp.[a,b]	51,096	495,120
Demand Media Inc.[a]	22,439	128,351
Dice Holdings Inc.[a]	91,568	816,787
EarthLink Holdings Corp.	252,687	1,121,930
eGain Corp.[a,b]	40,363	133,198
Everyday Health Inc.[a]	18,675	240,161
Five9 Inc.[a]	30,097	167,339
Global Sources Ltd.[a,b]	43,550	255,203

46

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

GTT Communications Inc.[a,b]	40,743	$769,228
Internap Corp.[a]	136,008	1,391,362
IntraLinks Holdings Inc.[a]	95,557	988,059
iPass Inc.[a]	166,593	176,589
Limelight Networks Inc.[a]	156,374	567,638
Liquidity Services Inc.[a]	56,990	563,061
LiveDeal Inc.[a]	19,486	61,381
LivePerson Inc.[a]	131,410	1,344,981
Local Corp.[a]	80,327	36,950
Marchex Inc. Class B	77,880	317,750
Marin Software Inc.[a,b]	65,021	408,982
MeetMe Inc.[a]	86,383	160,672
Millennial Media Inc.[a,b]	186,083	269,820
Monster Worldwide Inc.[a,b]	214,915	1,362,561
Perficient Inc.[a]	81,447	1,685,138
Q2 Holdings Inc.[a]	24,420	516,239
QuinStreet Inc.[a]	88,969	529,366
RealNetworks Inc.[a]	60,703	408,531
Reis Inc.	21,100	541,004
Rightside Group Ltd.[a,b]	21,537	218,601
SciQuest Inc.[a]	66,313	1,122,679
Spark Networks Inc.[a,b]	53,686	216,891
Stamps.com Inc.[a,b]	33,939	2,283,755
Support.com Inc.[a]	148,790	232,112
Synacor Inc.[a]	85,891	194,973
TechTarget Inc.[a]	38,447	443,294
Textura Corp.[a,b]	46,025	1,250,960
TheStreet Inc.	99,958	179,924
Travelzoo Inc.[a]	17,752	171,129
Tremor Video Inc.[a,b]	87,569	204,912
United Online Inc.[a]	34,930	556,435
Unwired Planet Inc.[a]	231,802	132,544
XO Group Inc.[a]	66,092	1,167,846
YuMe Inc.[a,b]	44,726	232,128

		29,736,652
IT SERVICES — 1.02%
Cass Information Systems Inc.	27,525	1,545,253
CIBER Inc.[a]	192,218	791,938
Computer Task Group Inc.	35,576	260,061
Datalink Corp.[a]	48,244	580,858
Edgewater Technology Inc.[a]	29,219	199,858
Global Cash Access Holdings Inc.[a]	159,657	1,216,586
Hackett Group Inc. (The)	64,867	579,911
Higher One Holdings Inc.[a]	83,886	203,004
Information Services Group Inc.	91,706	365,907
Innodata Inc.[a]	65,577	173,123
InterCloud Systems Inc.[a,b]	23,814	52,391
Lionbridge Technologies Inc.[a]	155,507	889,500
Mattersight Corp.[a]	33,818	209,672
ModusLink Global Solutions Inc.[a,b]	98,691	379,960
NCI Inc. Class A	15,529	155,601
PFSweb Inc.[a]	31,018	340,888
Planet Payment Inc.[a]	117,962	224,128
PRGX Global Inc.[a]	72,503	291,462
ServiceSource International Inc.[a,b]	168,958	523,770
StarTek Inc.[a,b]	41,534	309,428
WidePoint Corp.[a,b]	181,336	239,363

Security	Shares	Value

LEISURE PRODUCTS — 0.73%
Arctic Cat Inc.	30,360	$1,102,675
Black Diamond Inc.[a,b]	55,568	525,118
Escalade Inc.	25,927	450,611
JAKKS Pacific Inc.[a,b]	50,252	343,724
Johnson Outdoors Inc. Class A	12,592	416,921
LeapFrog Enterprises Inc.[a,b]	154,184	336,121
Malibu Boats Inc. Class Aa,b	21,452	500,904
Marine Products Corp.	21,497	184,229
Nautilus Inc.[a]	75,703	1,155,985
Smith & Wesson Holding Corp.[a,b]	133,468	1,699,048
Summer Infant Inc.[a]	39,721	107,247

		6,822,583
LIFE SCIENCES TOOLS & SERVICES — 1.39%
Affymetrix Inc.[a,b]	179,573	2,255,437
Albany Molecular Research Inc.[a,b]	60,280	1,060,928
BG Medicine Inc.[a,b]	62,241	50,415
Cambrex Corp.[a]	75,529	2,993,214
Enzo Biochem Inc.[a]	92,251	272,140
Fluidigm Corp.[a,b]	68,995	2,904,690
Harvard Bioscience Inc.[a]	76,580	445,696
NanoString Technologies Inc.[a,b]	25,451	259,346
NeoGenomics Inc.[a]	107,494	501,997
Pacific Biosciences of California Inc.[a,b]	139,136	812,554
pSivida Corp.[a,b]	86,607	342,098
Sequenom Inc.[a,b]	287,335	1,134,973

		13,033,488
MACHINERY — 2.13%
Accuride Corp.[a]	99,684	464,528
Adept Technology Inc.[a]	31,556	194,069
Alamo Group Inc.	15,433	974,285
ARC Group Worldwide Inc.[a,b]	8,621	46,036
Chicago Rivet & Machine Co.	3,181	103,892
Columbus McKinnon Corp./NY	46,390	1,249,747
Commercial Vehicle Group Inc.[a,b]	70,468	453,814
Douglas Dynamics Inc.[b]	52,543	1,200,082
Dynamic Materials Corp.	33,333	425,662
Eastern Co. (The)	17,759	356,246
Energy Recovery Inc.[a,b]	94,427	244,566
ExOne Co. (The)[a,b]	24,499	334,411
Federal Signal Corp.	147,885	2,335,104
FreightCar America Inc.	30,148	947,552
Gencor Industries Inc.[a]	17,721	177,387
Global Brass & Copper Holdings Inc.	52,683	813,952
Graham Corp.	24,265	581,632
Hardinge Inc.	32,216	373,706
Hurco Companies Inc.	16,240	534,783
Kadant Inc.	26,289	1,383,064
Key Technology Inc.[a]	17,042	217,115
LB Foster Co. Class A	24,813	1,178,121
LS Starrett Co. (The) Class A	20,735	393,965
Lydall Inc.[a,b]	41,847	1,327,387
Manitex International Inc.[a,b]	35,266	343,138
MFRI Inc.[a]	16,163	101,019
Miller Industries Inc./TN	27,771	680,390
NN Inc.	41,747	1,047,015
PMFG Inc.[a,b]	48,311	224,646
Supreme Industries Inc. Class A	36,029	282,107

47

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

Tecumseh Products Co.[a,b]	46,180	$130,689
Twin Disc Inc.	19,860	350,926
Xerium Technologies Inc.[a]	28,913	468,969

		19,940,005
MARINE — 0.18%
Baltic Trading Ltd.[b]	124,899	186,100
International Shipholding Corp.	15,564	188,480
Knightsbridge Shipping Ltd.[b]	137,394	686,970
Rand Logistics Inc.[a]	61,243	199,040
Safe Bulkers Inc.[b]	86,775	311,522
Ultrapetrol Bahamas Ltd.[a]	49,387	71,611

		1,643,723
MEDIA — 1.84%
AH Belo Corp. Class A	51,117	420,693
Ballantyne Strong Inc.[a]	68,292	309,363
Beasley Broadcast Group Inc. Class A	20,217	103,309
Carmike Cinemas Inc.[a,b]	58,808	1,975,949
Central European Media Enterprises Ltd. Class Aa,b	169,257	450,224
Cinedigm Corp.[a]	192,527	311,894
Dex Media Inc.[a,b]	41,048	171,991
Emmis Communications Corp.[a]	103,266	205,499
Entercom Communications Corp. Class Aa	58,670	712,840
Entravision Communications Corp. Class A	139,364	882,174
Global Eagle Entertainment Inc.[a]	98,128	1,306,084
Gray Television Inc.[a]	118,997	1,644,538
Harte-Hanks Inc.	114,419	892,468
Hemisphere Media Group Inc.[a,b]	20,643	261,134
Lee Enterprises Inc./IAa	139,197	441,254
Martha Stewart Living Omnimedia Inc. Class Aa,b	77,491	503,691
McClatchy Co. (The) Class Aa,b	145,968	268,581
New Media Investment Group Inc.	108,494	2,596,261
Radio One Inc. Class Da	71,283	219,552
ReachLocal Inc.[a]	28,659	83,398
Reading International Inc. Class Aa	47,335	636,656
Rentrak Corp.[a,b]	24,404	1,355,886
Saga Communications Inc. Class A	10,414	463,840
Salem Media Group Inc. Class A	32,212	198,426
Sizmek Inc.[a,b]	54,390	394,871
Townsquare Media Inc. Class Aa	25,354	325,799
You On Demand Holdings Inc.[a,b]	20,897	44,511

		17,180,886
METALS & MINING — 0.58%
AM Castle & Co.[a,b]	47,204	172,295
Ampco-Pittsburgh Corp.	19,263	336,332
Comstock Mining Inc.[a,b]	200,184	120,110
Energy Fuels Inc./Canada[a]	44,363	200,521
Friedman Industries Inc.	29,772	184,586
General Moly Inc.[a]	161,894	82,566
Gerber Scientific Inc. Escrow[a]	44,403	444
Gold Resource Corp.	92,950	296,510
Handy & Harman Ltd.[a]	9,241	379,435
Horsehead Holding Corp.[a,b]	132,641	1,679,235
Noranda Aluminum Holding Corp.	106,281	315,655
Olympic Steel Inc.	22,163	298,314
Rare Element Resources Ltd.[a,b]	127,597	70,485
Ryerson Holding Corp.[a,b]	26,678	169,939
Solitario Exploration & Royalty Corp.[a]	97,170	72,878

Security	Shares	Value

Synalloy Corp.	23,119	$336,613
U.S. Antimony Corp.[a]	155,594	105,804
Universal Stainless & Alloy Products Inc.[a]	17,583	461,026
Walter Energy Inc.[b]	162,497	100,748

		5,383,496
MULTILINE RETAIL — 0.39%
Bon-Ton Stores Inc. (The)[b]	38,669	269,136
Fred’s Inc. Class A	86,248	1,473,978
Gordmans Stores Inc.[a,b]	23,760	197,208
Tuesday Morning Corp.[a,b]	105,646	1,700,901

		3,641,223
OIL, GAS & CONSUMABLE FUELS — 1.81%
Abraxas Petroleum Corp.[a,b]	219,020	711,815
Adams Resources & Energy Inc.	5,929	398,488
American Eagle Energy Corp.[a,b]	75,091	13,516
Amyris Inc.[a,b]	74,759	179,422
Ardmore Shipping Corp.[b]	44,558	448,699
Callon Petroleum Co.[a,b]	155,168	1,159,105
DHT Holdings Inc.	224,359	1,566,026
Emerald Oil Inc.[a,b]	170,138	125,902
Escalera Resources Co.[a]	32,451	11,358
Evolution Petroleum Corp.	52,034	309,602
FieldPoint Petroleum Corp.[a,b]	13,926	14,205
Frontline Ltd./Bermuda[a,b]	157,733	353,322
FX Energy Inc.[a,b]	137,949	172,436
Gastar Exploration Inc.[a,b]	170,184	445,882
Hallador Energy Co.	26,042	304,431
Harvest Natural Resources Inc.[a,b]	113,706	50,827
Isramco Inc.[a,b]	2,625	330,225
Lilis Energy Inc.[a,b]	29,539	28,948
Magellan Petroleum Corp.[a]	150,850	76,933
Midstates Petroleum Co. Inc.[a,b]	91,786	78,018
Miller Energy Resources Inc.[a,b]	74,769	46,738
Navios Maritime Acquisition Corp.	202,998	718,613
Pacific Ethanol Inc.[a,b]	58,761	634,031
Panhandle Oil and Gas Inc. Class A	34,588	684,496
PetroQuest Energy Inc.[a]	147,377	338,967
Renewable Energy Group Inc.[a,b]	85,261	786,106
REX American Resources Corp.[a,b]	14,799	899,927
Ring Energy Inc.[a,b]	51,367	545,518
Royale Energy Inc.[a]	49,208	77,257
Saratoga Resources Inc.[a]	102,437	20,487
Swift Energy Co.[a,b]	108,154	233,613
Teekay Tankers Ltd. Class A	195,486	1,122,090
TransAtlantic Petroleum Ltd.[a,b]	55,876	298,378
Triangle Petroleum Corp.[a,b]	163,280	821,298
U.S. Energy Corp. Wyoming[a]	80,328	90,771
Ur-Energy Inc.[a,b]	325,198	308,938
Uranerz Energy Corp.[a,b]	240,171	266,590
Uranium Energy Corp.[a,b]	231,339	347,008
Uranium Resources Inc.[a,b]	39,975	53,167
VAALCO Energy Inc.[a]	118,721	290,866
Vertex Energy Inc.[a,b]	49,100	181,670
Warren Resources Inc.[a]	182,875	162,759
Westmoreland Coal Co.[a]	36,717	982,547
Zion Oil & Gas Inc.[a,b]	111,582	194,153

		16,885,148

48

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.37%
Neenah Paper Inc.	39,407	$2,464,514
Verso Corp.[a]	48,659	87,586
Wausau Paper Corp.	99,808	951,170

		3,503,270
PERSONAL PRODUCTS — 0.30%
Female Health Co. (The)[b]	56,052	158,627
Lifevantage Corp.[a,b]	275,828	217,904
Mannatech Inc.[a]	7,314	135,675
Medifast Inc.[a]	30,268	907,132
Natural Alternatives International Inc.[a]	18,745	102,723
Nature’s Sunshine Products Inc.	25,376	332,933
Nutraceutical International Corp.[a]	23,832	469,490
Synutra International Inc.[a]	40,874	261,594
United-Guardian Inc.	9,202	174,286

		2,760,364
PHARMACEUTICALS — 3.85%
AcelRx Pharmaceuticals Inc.[a,b]	66,084	255,084
Achaogen Inc.[a,b]	19,309	188,456
Acura Pharmaceuticals Inc.[a,b]	42,610	33,662
Adamis Pharmaceuticals Corp.[a]	37,903	149,338
Adolor Corp. Escrow[a]	77,501	1
Aerie Pharmaceuticals Inc.[a]	25,933	812,740
Agile Therapeutics Inc.[a]	25,442	235,847
Alexza Pharmaceuticals Inc.[a,b]	63,350	131,135
Alimera Sciences Inc.[a,b]	71,118	356,301
Amphastar Pharmaceuticals Inc.[a,b]	22,404	335,164
Ampio Pharmaceuticals Inc.[a,b]	103,041	775,899
ANI Pharmaceuticals Inc.[a]	16,971	1,061,536
Apricus Biosciences Inc.[a,b]	116,180	217,257
Aratana Therapeutics Inc.[a,b]	69,703	1,115,945
Bio-Path Holdings Inc.[a]	182,312	328,162
Biodel Inc.[a,b]	72,157	85,867
BioDelivery Sciences International Inc.[a]	103,684	1,088,682
Cempra Inc.[a,b]	73,982	2,538,322
Columbia Laboratories Inc.[a]	26,334	163,534
Corcept Therapeutics Inc.[a]	141,764	793,878
Cumberland Pharmaceuticals Inc.[a]	41,868	278,841
Depomed Inc.[a,b]	142,177	3,186,187
Dermira Inc.[a]	20,755	318,589
DURECT Corp.[a]	256,556	490,022
Endocyte Inc.[a,b]	93,338	584,296
Flex Pharma Inc.[a]	11,843	232,123
Foamix Pharmaceuticals Ltd.[a]	19,259	178,146
Heska Corp.[a]	18,825	485,308
IGI Laboratories Inc.[a,b]	81,184	662,461
Imprimis Pharmaceuticals Inc.[a,b]	18,018	143,603
Intersect ENT Inc.[a]	16,121	416,405
Intra-Cellular Therapies Inc.[a]	48,535	1,159,016
Lipocine Inc.[a,b]	28,756	198,416
Ocera Therapeutics Inc.[a]	31,225	147,070
Omeros Corp.[a,b]	95,781	2,110,055
Pain Therapeutics Inc.[a]	106,144	200,612
Paratek Pharmaceuticals Inc.	3,745	117,069
Pernix Therapeutics Holdings Inc.[a,b]	82,119	877,852
POZEN Inc.[a]	70,507	544,314
Relypsa Inc.[a,b]	50,274	1,813,383
Repros Therapeutics Inc.[a,b]	62,364	535,707

Security	Shares	Value

Revance Therapeutics Inc.[a,b]	23,483	$486,803
SciClone Pharmaceuticals Inc.[a,b]	129,174	1,144,482
Sucampo Pharmaceuticals Inc. Class Aa,b	43,177	671,834
Supernus Pharmaceuticals Inc.[a]	72,869	880,986
Tetraphase Pharmaceuticals Inc.[a]	74,697	2,736,898
TherapeuticsMD Inc.[a,b]	290,579	1,758,003
Theravance Biopharma Inc.[a]	58,088	1,007,827
VIVUS Inc.[a,b]	221,960	546,022
XenoPort Inc.[a]	144,274	1,027,231
Zogenix Inc.[a,b]	303,419	415,684

		36,022,055
PROFESSIONAL SERVICES — 1.08%
Barrett Business Services Inc.	17,047	730,293
CBIZ Inc.[a,b]	97,757	912,073
CDI Corp.	33,909	476,421
CRA International Inc.[a]	24,193	752,886
CTPartners Executive Search Inc.[a]	20,778	104,098
Franklin Covey Co.[a]	26,392	508,310
GP Strategies Corp.[a]	31,881	1,179,597
Heidrick & Struggles International Inc.	45,142	1,109,590
Hill International Inc.[a]	71,166	255,486
Hudson Global Inc.[a]	95,362	260,338
Odyssey Marine Exploration Inc.[a,b]	238,585	167,010
Pendrell Corp.[a,b]	397,720	517,036
RCM Technologies Inc.	40,724	272,851
Resources Connection Inc.	92,041	1,610,718
Spherix Inc.[a,b]	83,391	69,740
VSE Corp.	10,481	858,184
Willdan Group Inc.[a]	20,383	322,867

		10,107,498
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.11%
AG Mortgage Investment Trust Inc.[b]	66,431	1,251,560
Agree Realty Corp.	42,372	1,397,005
Apollo Commercial Real Estate Finance Inc.	137,709	2,365,841
Apollo Residential Mortgage Inc.	77,278	1,232,584
Ares Commercial Real Estate Corp.	71,237	787,169
Armada Hoffler Properties Inc.	68,577	731,031
Ashford Hospitality Prime Inc.	58,553	981,934
Bluerock Residential Growth REIT Inc.	20,002	266,627
BRT Realty Trust[a]	27,462	196,079
CareTrust REIT Inc.[b]	69,074	936,643
CatchMark Timber Trust Inc. Class Ab	46,823	548,766
Cedar Realty Trust Inc.	207,735	1,555,935
Chatham Lodging Trust	93,102	2,738,130
Cherry Hill Mortgage Investment Corp.	22,356	394,136
City Office REIT Inc.	20,478	260,685
CorEnergy Infrastructure Trust Inc.[b]	118,323	819,978
CyrusOne Inc.	79,366	2,469,870
Dynex Capital Inc.	119,608	1,013,080
Ellington Residential Mortgage REIT	17,757	290,860
Excel Trust Inc.	149,459	2,095,415
Five Oaks Investment Corp.	41,926	446,512
Gladstone Commercial Corp.	51,828	964,519
Gramercy Property Trust Inc.[b]	111,627	3,133,370
Great Ajax Corp.[a]	10,216	148,438
Hannon Armstrong Sustainable Infrastructure Capital Inc.	67,361	1,231,359
Independence Realty Trust Inc.	51,266	486,514
JAVELIN Mortgage Investment Corp.	32,221	243,591
Kite Realty Group Trust[b]	75,630	2,130,497

49

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

Monmouth Real Estate Investment Corp.[b]	135,687	$1,507,483
New York Mortgage Trust Inc.[b]	255,103	1,979,599
One Liberty Properties Inc.[b]	30,057	733,992
Orchid Island Capital Inc.[b]	34,881	461,824
Owens Realty Mortgage Inc.	26,578	398,138
Physicians Realty Trust[b]	173,807	3,060,741
Preferred Apartment Communities Inc.[b]	53,701	581,045
QTS Realty Trust Inc. Class A	35,035	1,275,624
RAIT Financial Trust[b]	201,353	1,381,282
Rexford Industrial Realty Inc.[b]	140,747	2,225,210
Sotherly Hotels Inc.	29,482	224,358
Summit Hotel Properties Inc.	203,712	2,866,228
Terreno Realty Corp.	106,392	2,425,738
Trade Street Residential Inc.[b]	46,353	331,887
UMH Properties Inc.	55,089	554,746
Universal Health Realty Income Trust	31,001	1,743,806
Urstadt Biddle Properties Inc. Class A	62,071	1,431,357
Western Asset Mortgage Capital Corp.[b]	103,172	1,555,834
Whitestone REIT	61,070	969,792
ZAIS Financial Corp.	19,142	341,493

		57,168,305
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.32%
AV Homes Inc.[a]	26,943	430,010
Consolidated-Tomoka Land Co.	11,006	656,618
Farmland Partners Inc.	22,538	264,596
FRP Holdings Inc.[a,b]	16,728	608,899
Gladstone Land Corp.[b]	17,268	208,080
Griffin Land & Nurseries Inc.	3,500	107,660
Marcus & Millichap Inc.[a]	19,793	741,842

		3,017,705
ROAD & RAIL — 0.58%
Celadon Group Inc.	50,338	1,370,200
Covenant Transportation Group Inc. Class Aa	25,343	840,374
PAM Transportation Services Inc.[a]	8,512	487,482
Patriot Transportation Holding Inc.[a,b]	5,576	139,233
Quality Distribution Inc.[a]	67,997	702,409
USA Truck Inc.[a]	16,716	462,866
YRC Worldwide Inc.[a]	76,697	1,377,478

		5,380,042
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.23%
Alpha & Omega Semiconductor Ltd.[a]	52,159	464,737
Ambarella Inc.[a]	69,654	5,273,504
Amtech Systems Inc.[a]	31,933	357,011
ANADIGICS Inc.[a,b]	227,151	308,925
Audience Inc.[a,b]	34,397	156,162
Axcelis Technologies Inc.[a]	277,968	661,564
AXT Inc.[a]	99,192	266,826
Cascade Microtech Inc.[a]	32,733	444,514
CEVA Inc.[a,b]	51,894	1,106,380
Cohu Inc.	61,058	667,975
CVD Equipment Corp.[a,b]	12,863	177,381
Cyberoptics Corp.[a]	23,219	233,815
DSP Group Inc.[a]	56,375	675,373
Entropic Communications Inc.[a]	212,647	629,435
Exar Corp.[a,b]	95,616	960,941
FormFactor Inc.[a]	132,949	1,179,258
GigOptix Inc.[a]	73,159	88,522

Security	Shares	Value

GSI Technology Inc.[a,b]	62,373	$368,001
Inphi Corp.[a,b]	76,427	1,362,693
Integrated Silicon Solution Inc.	73,194	1,309,441
Intermolecular Inc.[a,b]	47,380	77,703
inTEST Corp.[a]	28,159	115,170
IXYS Corp.	59,050	727,496
Kopin Corp.[a]	164,969	580,691
Mattson Technology Inc.[a]	182,325	718,361
MaxLinear Inc. Class Aa,b	69,783	567,336
MoSys Inc.[a,b]	134,862	283,210
Nanometrics Inc.[a]	60,114	1,011,117
NeoPhotonics Corp.[a]	52,100	351,675
NVE Corp.	12,015	828,074
PDF Solutions Inc.[a]	74,043	1,326,851
Pericom Semiconductor Corp.	53,990	835,225
Photronics Inc.[a,b]	155,387	1,320,790
Pixelworks Inc.[a,b]	57,409	288,193
QuickLogic Corp.[a,b]	142,193	274,433
Rubicon Technology Inc.[a,b]	60,736	239,300
Rudolph Technologies Inc.[a]	79,905	880,553
Sigma Designs Inc.[a]	83,394	669,654
STR Holdings Inc.	26,789	38,308
Ultra Clean Holdings Inc.[a]	69,670	498,141
Vitesse Semiconductor Corp.[a]	131,737	699,523
Xcerra Corp.[a]	130,669	1,161,647

		30,185,909
SOFTWARE — 3.33%
A10 Networks Inc.[a,b]	31,395	135,940
American Software Inc./GA Class A	63,601	650,002
Aware Inc.	43,866	193,010
Callidus Software Inc.[a]	130,458	1,654,207
Comverse Inc.[a,b]	54,342	1,070,537
Cover-All Technologies Inc.[a]	35,590	35,590
Covisint Corp.[a]	88,042	178,725
Cyan Inc.[a,b]	67,853	270,734
Datawatch Corp.[a]	22,935	155,729
Digimarc Corp.	18,824	413,187
Digital Turbine Inc.[a,b]	60,438	197,028
Document Security Systems Inc.[a]	62,484	22,488
Ellie Mae Inc.[a,b]	68,546	3,791,279
EnerNOC Inc.[a,b]	65,619	748,057
Envivio Inc.[a,b]	72,088	127,596
Epiq Systems Inc.	74,407	1,334,118
ePlus Inc.[a]	12,292	1,068,544
Evolving Systems Inc.	25,605	223,020
Exa Corp.[a]	31,293	371,761
FalconStor Software Inc.[a]	91,639	142,040
Gigamon Inc.[a]	57,583	1,223,063
GlobalSCAPE Inc.	38,619	132,077
Globant SAa	16,314	343,573
Glu Mobile Inc.[a]	218,195	1,093,157
Guidance Software Inc.[a,b]	49,558	268,109
Imperva Inc.[a]	62,634	2,674,472
Jive Software Inc.[a,b]	101,665	521,541
Liquid Holdings Group Inc.[a,b]	92,816	25,989
Mavenir Systems Inc.[a]	29,644	525,885
Mind CTI Ltd.	45,893	146,399
Mitek Systems Inc.[a,b]	62,938	198,884
Model N Inc.[a]	47,571	568,949
NetSol Technologies Inc.[a]	21,794	126,623
Park City Group Inc.[a,b]	27,237	375,326

50

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

Paycom Software Inc.[a]	16,089	$515,813
QAD Inc. Class A	17,162	415,320
Qualys Inc.[a,b]	48,768	2,266,737
Rally Software Development Corp.[a,b]	61,371	962,911
Rosetta Stone Inc.[a,b]	52,404	398,794
Rubicon Project Inc. (The)[a]	19,534	350,049
Sapiens International Corp. NVa	61,039	500,520
SeaChange International Inc.[a]	80,238	629,868
Smith Micro Software Inc.[a]	101,065	129,363
Sonic Foundry Inc.[a]	7,194	69,638
TeleCommunication Systems Inc. Class Aa	126,426	484,212
Telenav Inc.[a,b]	63,865	505,811
TigerLogic Corp.[a]	30,071	12,028
TubeMogul Inc.[a,b]	7,516	103,871
VASCO Data Security International Inc.[a,b]	71,149	1,532,549
Vringo Inc.[a,b]	191,225	124,373
Wave Systems Corp. Class Aa,b	65,791	45,396
Workiva Inc.[a]	17,541	252,590
Yodlee Inc.[a,b]	19,679	264,879
Zix Corp.[a]	151,877	596,877

		31,169,238
SPECIALTY RETAIL — 1.68%
Aeropostale Inc.[a]	190,675	661,642
America’s Car-Mart Inc./TXa	18,984	1,029,882
bebe stores inc.	73,748	267,705
Big 5 Sporting Goods Corp.	42,622	565,594
Books-A-Million Inc.[a]	21,864	59,907
Boot Barn Holdings Inc.[a,b]	13,960	333,923
Build-A-Bear Workshop Inc.[a]	29,613	581,895
Christopher & Banks Corp.[a]	89,966	500,211
Citi Trends Inc.[a]	36,949	997,623
Destination Maternity Corp.	32,790	493,817
Destination XL Group Inc.[a,b]	89,692	443,079
Haverty Furniture Companies Inc.	47,409	1,179,536
hhgregg Inc.[a,b]	24,995	153,219
Kirkland’s Inc.[a,b]	34,860	827,925
MarineMax Inc.[a,b]	60,319	1,599,057
New York & Co. Inc.[a]	66,857	167,143
Pacific Sunwear of California Inc.[a]	129,984	358,756
Pep Boys-Manny Moe & Jack (The)[a]	125,619	1,208,455
Perfumania Holdings Inc.[a]	15,598	85,321
Sears Hometown and Outlet Stores Inc.[a]	26,023	200,898
Shoe Carnival Inc.	34,720	1,022,157
Sportsman’s Warehouse Holdings Inc.[a,b]	24,025	191,960
Stein Mart Inc.	64,456	802,477
Systemax Inc.[a]	24,397	298,131
Tandy Leather Factory Inc.	25,064	221,064
Tilly’s Inc. Class Aa	26,312	411,783
Trans World Entertainment Corp.[a]	40,241	148,892
West Marine Inc.[a]	40,711	377,391
Winmark Corp.	5,780	506,155

		15,695,598
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.64%
Astro-Med Inc.	15,794	220,958
Concurrent Computer Corp.	32,503	205,744
Dot Hill Systems Corp.[a]	145,326	770,228
Hutchinson Technology Inc.[a]	73,752	196,918
Imation Corp.[a]	93,158	375,427
Immersion Corp.[a,b]	69,987	642,481

Security	Shares	Value

Intevac Inc.[a,b]	62,960	$386,574
Quantum Corp.[a]	546,819	874,910
Qumu Corp.[a]	29,586	396,452
Silicon Graphics International Corp.[a,b]	82,585	717,664
TransAct Technologies Inc.	27,827	164,457
USA Technologies Inc.[a,b]	94,913	261,011
Violin Memory Inc.[a,b]	197,896	746,068

		5,958,892
TEXTILES, APPAREL & LUXURY GOODS — 0.55%
Charles & Colvard Ltd.[a,b]	62,367	72,969
Cherokee Inc.	23,247	452,852
Crown Crafts Inc.	32,843	255,190
Culp Inc.	22,554	603,320
Delta Apparel Inc.[a]	23,992	295,102
Joe’s Jeans Inc.[a]	183,340	39,052
Lakeland Industries Inc.[a]	13,059	116,878
Mossimo Inc. Escrow[a,b]	21,276	—
Perry Ellis International Inc.[a]	29,779	689,682
Rocky Brands Inc.	19,274	416,318
Sequential Brands Group Inc.[a,b]	41,663	445,794
Superior Uniform Group Inc.	23,320	442,380
Unifi Inc.[a]	35,481	1,280,509

		5,110,046
THRIFTS & MORTGAGE FINANCE — 2.95%
Anchor BanCorp Wisconsin Inc.[a,b]	16,835	584,680
ASB Bancorp Inc.[a]	13,599	278,779
Bank Mutual Corp.	121,877	892,140
BankFinancial Corp.	58,016	762,330
BBX Capital Corp.[a]	20,488	381,077
Bear State Financial Inc.[a,b]	12,622	124,832
Cape Bancorp Inc.	50,893	486,537
Charter Financial Corp./MD	57,272	658,628
Cheviot Financial Corp.	20,541	319,207
Chicopee Bancorp Inc.	10,061	169,830
Clifton Bancorp Inc.	71,702	1,011,715
Dime Community Bancshares Inc.	83,519	1,344,656
Entegra Financial Corp.[a]	15,808	245,182
ESSA Bancorp Inc.	41,567	532,889
Federal Agricultural Mortgage Corp. Class C	25,548	720,198
First Defiance Financial Corp.	27,121	890,111
First Financial Northwest Inc.	44,243	546,401
Fox Chase Bancorp Inc.	40,256	677,508
Hampden Bancorp Inc.	15,203	336,442
Heritage Financial Group Inc.	25,132	684,344
Hingham Institution for Savings	3,659	362,241
Home Bancorp Inc.	24,582	522,859
HomeStreet Inc.[a]	58,853	1,078,187
HopFed Bancorp Inc.	22,723	292,445
IMPAC Mortgage Holdings Inc.[a,b]	21,137	263,156
Laporte Bancorp Inc.	4,395	58,805
LendingTree Inc.[a,b]	16,287	912,235
Meridian Bancorp Inc.[a]	52,324	689,107
Meta Financial Group Inc.	18,818	747,639
NMI Holdings Inc. Class Aa,b	124,767	934,505
Ocean Shore Holding Co.	16,676	245,637
OceanFirst Financial Corp.	34,730	599,787
Provident Financial Holdings Inc.	26,709	427,077
Pulaski Financial Corp.	36,618	452,965
Riverview Bancorp Inc.[a]	55,478	252,425

51

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2015

Security	Shares	Value

Security National Financial Corp. Class Aa	26,620	$141,885
SI Financial Group Inc.	45,480	552,127
Stonegate Mortgage Corp.[a,b]	33,852	366,279
Territorial Bancorp Inc.	29,019	689,491
United Community Financial Corp./OH	144,456	788,730
United Financial Bancorp Inc.	125,263	1,557,019
Walker & Dunlop Inc.[a]	41,294	732,143
Waterstone Financial Inc.	92,697	1,190,229
Westfield Financial Inc.	43,926	339,548
WSFS Financial Corp.	22,928	1,734,045

		27,578,052
TOBACCO — 0.03%
22nd Century Group Inc.[a,b]	113,686	97,770
Alliance One International Inc.[a]	204,548	225,003

		322,773
TRADING COMPANIES & DISTRIBUTORS — 0.49%
BlueLinx Holdings Inc.[a,b]	109,318	118,063
CAI International Inc.[a]	39,000	958,230
Essex Rental Corp.[a]	59,449	78,473
ForceField Energy Inc.[a,b]	28,928	216,960
General Finance Corp.[a,b]	29,699	239,671
Houston Wire & Cable Co.	42,657	415,053
Huttig Building Products Inc.[a]	51,820	147,687
Lawson Products Inc./DEa	15,743	365,395
Neff Corp.[a]	29,396	309,834
Stock Building Supply Holdings Inc.[a]	35,986	649,907
Titan Machinery Inc.[a,b]	41,193	549,926
Transcat Inc.[a]	21,274	207,209
Willis Lease Finance Corp.[a]	15,036	279,369

		4,535,777
WATER UTILITIES — 0.57%
Artesian Resources Corp. Class A	23,246	497,232
Cadiz Inc.[a,b]	45,475	466,346
Connecticut Water Service Inc.	26,041	946,070
Consolidated Water Co. Ltd.[b]	34,372	353,000
Middlesex Water Co.	38,181	869,000
Pure Cycle Corp.[a,b]	50,783	255,946
SJW Corp.	36,131	1,116,809
York Water Co. (The)	33,444	812,020

		5,316,423

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.42%
Boingo Wireless Inc.[a,b]	56,799	$428,264
Leap Wireless International Inc.	158,735	400,012
NTELOS Holdings Corp.	43,391	208,277
Shenandoah Telecommunications Co.	58,132	1,811,393
Spok Holdings Inc.	54,564	1,045,992

		3,893,938

TOTAL COMMON STOCKS (Cost: $869,767,225)		933,491,024

SHORT-TERM INVESTMENTS — 20.49%

MONEY MARKET FUNDS — 20.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	180,418,536	180,418,536
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	10,422,853	10,422,853
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	780,940	780,940

		191,622,329

TOTAL SHORT-TERM INVESTMENTS (Cost: $191,622,329)		191,622,329

TOTAL INVESTMENTS IN SECURITIES — 120.32% (Cost: $1,061,389,554)		1,125,113,353
Other Assets, Less Liabilities — (20.32)%		(189,975,309)

NET ASSETS — 100.00%		$935,138,044

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	9	Jun. 2015	ICE Markets Equity	$1,124,010	$31,206

See notes to financial statements.

52

Schedule of Investments

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.65%
AAR Corp.	11,236	$344,945
Aerovironment Inc.[a]	4,888	129,581
American Science & Engineering Inc.	2,277	111,254
Astronics Corp.[a]	5,785	426,355
B/E Aerospace Inc.	28,957	1,842,244
Boeing Co. (The)	202,918	30,453,933
Cubic Corp.	5,437	281,474
Curtiss-Wright Corp.	13,095	968,244
DigitalGlobe Inc.[a]	20,579	701,127
Ducommun Inc.[a]	2,951	76,431
Engility Holdings Inc.	4,408	132,416
Erickson Inc.[a]	1,040	4,493
Esterline Technologies Corp.[a,b]	9,024	1,032,526
Exelis Inc.	51,659	1,258,930
GenCorp. Inc.[a,b]	16,539	383,539
General Dynamics Corp.	85,210	11,565,553
HEICO Corp.	18,263	1,115,321
Hexcel Corp.	27,604	1,419,398
Honeywell International Inc.	217,840	22,722,890
Huntington Ingalls Industries Inc.	13,599	1,905,900
Keyw Holding Corp. (The)[a,b]	9,188	75,617
KLX Inc.[a]	14,478	557,982
Kratos Defense & Security Solutions Inc.[a,b]	11,192	61,892
L-3 Communications Holdings Inc.	23,887	3,004,746
LMI Aerospace Inc.[a]	2,406	29,377
Lockheed Martin Corp.	75,421	15,307,446
Moog Inc. Class Aa	11,563	867,803
National Presto Industries Inc.	1,282	81,266
Northrop Grumman Corp.	56,337	9,068,004
Orbital ATK Inc.	16,209	1,242,096
Precision Castparts Corp.	40,451	8,494,710
Raytheon Co.	87,326	9,540,366
Rockwell Collins Inc.	37,528	3,623,328
SIFCO Industries Inc.	718	15,645
Sparton Corp.[a]	2,860	70,070
Spirit AeroSystems Holdings Inc. Class Aa	33,013	1,723,609
TASER International Inc.[a,b]	15,300	368,883
Teledyne Technologies Inc.[a]	10,231	1,091,955
Textron Inc.	78,279	3,470,108
TransDigm Group Inc.	14,833	3,244,274
Triumph Group Inc.	14,274	852,443
United Technologies Corp.	255,096	29,897,251
Vectrus Inc.[a]	2,881	73,437

		169,638,862
AIR FREIGHT & LOGISTICS — 0.64%
Air Transport Services Group Inc.[a]	14,579	134,418
Atlas Air Worldwide Holdings Inc.[a]	7,328	315,251
CH Robinson Worldwide Inc.[b]	41,137	3,012,051
Echo Global Logistics Inc.[a]	7,400	201,724
Expeditors International of Washington Inc.	54,692	2,635,060
FedEx Corp.	82,093	13,582,287
Forward Air Corp.	8,237	447,269
Hub Group Inc. Class Aa	10,313	405,198
Park-Ohio Holdings Corp.	2,386	125,671

Security	Shares	Value

United Parcel Service Inc. Class B	196,999	$19,097,083
UTi Worldwide Inc.[a,b]	25,018	307,721
XPO Logistics Inc.[a,b]	14,259	648,357

		40,912,090
AIRLINES — 0.70%
Alaska Air Group Inc.	38,089	2,520,730
Allegiant Travel Co.	4,038	776,467
American Airlines Group Inc.	200,865	10,601,655
Copa Holdings SA Class A	9,180	926,905
Delta Air Lines Inc.	236,397	10,628,409
Hawaiian Holdings Inc.[a]	11,446	252,098
JetBlue Airways Corp.[a,b]	67,948	1,307,999
Republic Airways Holdings Inc.[a,b]	13,166	181,033
SkyWest Inc.	14,147	206,688
Southwest Airlines Co.	193,300	8,563,190
Spirit Airlines Inc.[a]	20,090	1,554,162
United Continental Holdings Inc.[a]	104,434	7,023,186
Virgin America Inc.[a,b]	4,218	128,227

		44,670,749
AUTO COMPONENTS — 0.47%
American Axle & Manufacturing Holdings Inc.[a]	18,464	476,925
BorgWarner Inc.	63,332	3,830,319
Cooper Tire & Rubber Co.	17,220	737,705
Cooper-Standard Holding Inc.[a]	3,808	225,434
Dana Holding Corp.	48,489	1,026,027
Dorman Products Inc.[a,b]	8,334	414,616
Drew Industries Inc.	6,309	388,256
Federal-Mogul Holdings Corp.[a]	8,035	106,946
Fox Factory Holding Corp.[a]	2,754	42,246
Fuel Systems Solutions Inc.[a]	4,071	44,944
Gentex Corp./MI	80,230	1,468,209
Gentherm Inc.[a]	9,751	492,523
Goodyear Tire & Rubber Co. (The)	76,165	2,062,548
Johnson Controls Inc.	185,378	9,350,466
Lear Corp.	22,908	2,538,665
Metaldyne Performance Group Inc.[a]	3,184	57,376
Modine Manufacturing Co.[a]	13,214	177,993
Motorcar Parts of America Inc.[a]	4,177	116,079
Remy International Inc.	8,352	185,498
Shiloh Industries Inc.[a]	1,341	18,828
Spartan Motors Inc.	9,697	47,030
Standard Motor Products Inc.	5,352	226,175
Stoneridge Inc.[a]	7,619	86,018
Strattec Security Corp.	964	71,182
Superior Industries International Inc.	6,308	119,410
Tenneco Inc.[a]	16,802	964,771
Tower International Inc.[a]	5,611	149,253
TRW Automotive Holdings Corp.[a]	30,676	3,216,379
Visteon Corp.[a]	12,179	1,174,056

		29,815,877
AUTOMOBILES — 0.68%
Ford Motor Co.	1,080,843	17,444,806
General Motors Co.	445,453	16,704,487
Harley-Davidson Inc.	60,527	3,676,410
Tesla Motors Inc.[a,b]	26,331	4,970,503
Thor Industries Inc.	13,036	824,006

53

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Winnebago Industries Inc.	8,233	$175,034

		43,795,246
BANKS — 5.59%
1st Source Corp.	4,096	131,604
American National Bankshares Inc.	2,155	48,660
Ameris Bancorp	6,847	180,692
Ames National Corp.	2,216	55,068
Arrow Financial Corp.	2,970	80,636
Associated Banc-Corp.	41,825	777,945
Banc of California Inc.	9,637	118,631
BancFirst Corp.	1,830	111,593
Banco Latinoamericano de Comercio Exterior SA Class E	7,858	257,664
Bancorp Inc. (The)[a]	8,000	72,240
BancorpSouth Inc.	26,096	605,949
Bank of America Corp.	2,925,868	45,029,109
Bank of Hawaii Corp.	12,548	768,063
Bank of Kentucky Financial Corp. (The)	1,797	88,143
Bank of Marin Bancorp	1,368	69,631
Bank of the Ozarks Inc.	23,909	882,959
BankUnited Inc.	28,076	919,208
Banner Corp.	5,307	243,591
BB&T Corp.	200,851	7,831,180
BBCN Bancorp Inc.	21,607	312,653
Berkshire Hills Bancorp Inc.	6,842	189,523
Blue Hills Bancorp Inc.[a]	7,895	104,372
BNC Bancorp	5,072	91,803
BOK Financial Corp.	7,156	438,090
Boston Private Financial Holdings Inc.	21,728	263,995
Bridge Bancorp Inc.	2,327	60,106
Bridge Capital Holdings[a]	2,405	62,795
Bryn Mawr Bank Corp.	3,139	95,457
C1 Financial Inc.[a]	908	17,025
Camden National Corp.	2,163	86,174
Capital Bank Financial Corp. Class Aa,b	6,561	181,149
Capital City Bank Group Inc.	3,099	50,359
Cardinal Financial Corp.	8,186	163,556
Cascade Bancorp[a]	8,658	41,558
Cathay General Bancorp	21,781	619,669
CenterState Banks Inc.	8,171	97,317
Central Pacific Financial Corp.	6,077	139,589
Century Bancorp Inc./MA Class A	953	37,834
Chemical Financial Corp.	10,200	319,872
CIT Group Inc.	51,068	2,304,188
Citigroup Inc.	845,237	43,546,610
Citizens & Northern Corp.	3,267	65,928
Citizens Financial Group Inc.[b]	44,289	1,068,694
City Holding Co.	4,074	191,600
City National Corp./CA	13,055	1,162,939
CNB Financial Corp./PA	3,481	59,247
CoBiz Financial Inc.	9,571	117,915
Columbia Banking System Inc.	17,427	504,860
Comerica Inc.	50,353	2,272,431
Commerce Bancshares Inc./MO	23,448	992,319
Community Bank System Inc.	11,022	390,069
Community Trust Bancorp Inc.	4,300	142,588
CommunityOne Bancorp[a]	2,846	28,005
ConnectOne Bancorp Inc.	7,625	148,382
CU Bancorp[a]	2,662	60,561
Cullen/Frost Bankers Inc.	14,380	993,370
Customers Bancorp Inc.[a]	6,040	147,134
CVB Financial Corp.	29,163	464,858

Security	Shares	Value

Eagle Bancorp Inc.[a]	8,075	$310,080
East West Bancorp Inc.	40,771	1,649,595
Enterprise Bancorp Inc./MA	1,670	35,488
Enterprise Financial Services Corp.	4,994	103,176
FCB Financial Holdings Inc. Class Aa,b	2,265	61,993
Fidelity Southern Corp.	2,854	48,176
Fifth Third Bancorp	235,695	4,442,851
Financial Institutions Inc.	3,823	87,661
First Bancorp Inc./ME	2,322	40,519
First BanCorp/Puerto Rico[a]	31,075	192,665
First Bancorp/Troy NC	4,104	72,066
First Busey Corp.	20,576	137,653
First Business Financial Services Inc.[b]	1,090	47,132
First Citizens BancShares Inc./NC Class A	2,662	691,295
First Commonwealth Financial Corp.	29,094	261,846
First Community Bancshares Inc./VA	4,974	87,194
First Connecticut Bancorp Inc./Farmington CT	4,907	75,421
First Financial Bancorp	16,294	290,196
First Financial Bankshares Inc.	17,367	480,024
First Financial Corp./IN	3,137	112,587
First Horizon National Corp.	66,539	950,842
First Interstate BancSystem Inc.	4,464	124,188
First Merchants Corp.	11,573	272,428
First Midwest Bancorp Inc./IL	20,843	362,043
First NBC Bank Holding Co.[a]	4,059	133,866
First Niagara Financial Group Inc.	97,470	861,635
First of Long Island Corp. (The)	3,259	83,105
First Republic Bank/CA	38,088	2,174,444
FirstMerit Corp.	45,497	867,173
Flushing Financial Corp.	8,475	170,093
FNB Corp./PA	50,766	667,065
Fulton Financial Corp.	53,026	654,341
German American Bancorp Inc.	3,491	102,740
Glacier Bancorp Inc.	19,808	498,171
Great Southern Bancorp Inc.	2,921	115,058
Great Western Bancorp Inc.	5,063	111,437
Green Bancorp Inc.[a]	1,280	14,310
Guaranty Bancorp	4,230	71,741
Hampton Roads Bankshares Inc.[a,b]	9,311	17,598
Hancock Holding Co.	23,481	701,143
Hanmi Financial Corp.	8,560	181,044
Heartland Financial USA Inc.	4,047	132,054
Heritage Commerce Corp.	5,568	50,836
Heritage Financial Corp./WA	8,142	138,414
Heritage Oaks Bancorp	5,517	45,846
Hilltop Holdings Inc.[a]	19,784	384,601
Home BancShares Inc./AR	14,898	504,893
HomeTrust Bancshares Inc.[a]	6,114	97,641
Horizon Bancorp/IN	1,851	43,295
Hudson Valley Holding Corp.	4,219	107,838
Huntington Bancshares Inc./OH	231,565	2,558,793
IBERIABANK Corp.	9,374	590,843
Independent Bank Corp./Rockland MA	7,081	310,643
Independent Bank Group Inc.	2,465	95,913
International Bancshares Corp.	14,753	384,021
Investors Bancorp Inc.	99,013	1,160,432
JPMorgan Chase & Co.	1,052,999	63,790,679
KeyCorp	244,754	3,465,717
Lakeland Bancorp Inc.	9,112	104,788
Lakeland Financial Corp.	4,465	181,190
LegacyTexas Financial Group Inc.	11,075	251,735
M&T Bank Corp.	36,808	4,674,616
Macatawa Bank Corp.	6,505	34,802

54

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

MainSource Financial Group Inc.	5,862	$115,130
MB Financial Inc.	18,128	567,588
Mercantile Bank Corp.	5,330	104,202
Merchants Bancshares Inc./VT	1,364	39,788
Metro Bancorp Inc.	4,077	112,403
MidSouth Bancorp Inc.	2,286	33,719
MidWestOne Financial Group Inc.	1,923	55,440
National Bank Holdings Corp. Class A	11,391	214,265
National Bankshares Inc.	1,916	57,173
National Penn Bancshares Inc.	31,900	343,563
NBT Bancorp Inc.	12,032	301,522
NewBridge Bancorp	7,008	62,511
Northrim BanCorp Inc.	1,851	45,424
OFG Bancorp	12,571	205,159
Old Line Bancshares Inc.	2,310	36,498
Old National Bancorp/IN	34,210	485,440
Opus Bank	1,402	43,294
Pacific Continental Corp.	5,031	66,510
Pacific Premier Bancorp Inc.[a]	4,245	68,727
PacWest Bancorp	28,712	1,346,306
Palmetto Bancshares Inc.	1,204	22,876
Park National Corp.	4,016	343,609
Park Sterling Corp.	12,116	86,024
Peapack Gladstone Financial Corp.	3,059	66,074
Penns Woods Bancorp Inc.	1,039	50,817
Peoples Bancorp Inc./OH	2,906	68,698
Peoples Financial Services Corp.	2,090	93,778
Pinnacle Financial Partners Inc.	9,603	426,949
PNC Financial Services Group Inc. (The)[c]	148,450	13,841,478
Popular Inc.[a]	28,534	981,284
Preferred Bank/Los Angeles CA	3,235	88,865
PrivateBancorp Inc.	19,747	694,502
Prosperity Bancshares Inc.	19,294	1,012,549
Regions Financial Corp.	382,109	3,610,930
Renasant Corp.	8,491	255,155
Republic Bancorp Inc./KY Class A	2,777	68,675
Republic First Bancorp Inc.[a,b]	8,556	31,058
S&T Bancorp Inc.	8,057	228,658
Sandy Spring Bancorp Inc.	6,843	179,492
Seacoast Banking Corp. of Florida[a]	3,946	56,309
ServisFirst Bancshares Inc.	483	15,934
Sierra Bancorp	3,203	53,490
Signature Bank/New York NYa	13,978	1,811,269
Simmons First National Corp. Class A	6,354	288,916
South State Corp.	6,641	454,178
Southside Bancshares Inc.	6,619	189,899
Southwest Bancorp Inc.	5,254	93,469
Square 1 Financial Inc.[a]	1,676	44,867
State Bank Financial Corp.	8,909	187,089
Sterling Bancorp/DE	26,694	357,967
Stock Yards Bancorp Inc.	3,243	111,656
Stonegate Bank	2,774	83,747
Suffolk Bancorp	2,721	64,651
Sun Bancorp Inc./NJa	2,109	39,881
SunTrust Banks Inc.	147,649	6,066,897
Susquehanna Bancshares Inc.	51,900	711,549
SVB Financial Group[a]	14,105	1,791,899
Synovus Financial Corp.	38,561	1,080,094
Talmer Bancorp Inc. Class A	5,961	91,293
TCF Financial Corp.	44,773	703,832
Texas Capital Bancshares Inc.[a]	12,492	607,736
Tompkins Financial Corp.	4,010	215,938
Towne Bank/Portsmouth VA	12,878	207,078

Security	Shares	Value

TriCo Bancshares	7,420	$179,045
Tristate Capital Holdings Inc.[a]	6,252	65,458
Triumph Bancorp Inc.[a]	2,119	28,946
Trustmark Corp.	17,896	434,515
U.S. Bancorp/MN	477,984	20,873,561
UMB Financial Corp.	10,897	576,342
Umpqua Holdings Corp.	46,595	800,502
Union Bankshares Corp.	12,134	269,496
United Bankshares Inc./WV	20,348	764,678
United Community Banks Inc./GA	14,862	280,595
Univest Corp. of Pennsylvania	4,859	96,160
Valley National Bancorp	62,029	585,554
Washington Trust Bancorp Inc.	4,044	154,440
Webster Financial Corp.	24,904	922,693
Wells Fargo & Co.	1,328,670	72,279,648
WesBanco Inc.	8,882	289,376
West Bancorp. Inc.	4,205	83,637
Westamerica Bancorp.	7,612	328,915
Western Alliance Bancorp[a]	20,524	608,331
Wilshire Bancorp Inc.	16,738	166,878
Wintrust Financial Corp.	13,473	642,393
Yadkin Financial Corp.[a]	7,839	159,132
Zions BanCorp.	56,067	1,513,809

		357,668,708
BEVERAGES — 1.73%
Boston Beer Co. Inc. (The)[a,b]	2,437	651,654
Brown-Forman Corp. Class B	43,201	3,903,210
Coca-Cola Bottling Co. Consolidated	1,251	141,438
Coca-Cola Co. (The)	1,104,769	44,798,383
Coca-Cola Enterprises Inc.	65,605	2,899,741
Constellation Brands Inc. Class Aa	44,438	5,164,140
Craft Brew Alliance Inc.[a,b]	2,875	39,215
Dr. Pepper Snapple Group Inc.	54,456	4,273,707
Molson Coors Brewing Co. Class B	37,640	2,802,298
Monster Beverage Corp.[a]	40,141	5,555,314
National Beverage Corp.[a]	3,047	74,377
PepsiCo Inc.	421,836	40,335,958

		110,639,435
BIOTECHNOLOGY — 3.35%
ACADIA Pharmaceuticals Inc.[a,b]	22,992	749,309
Acceleron Pharma Inc.[a]	4,463	169,862
Achillion Pharmaceuticals Inc.[a,b]	32,228	317,768
Acorda Therapeutics Inc.[a]	11,196	372,603
Actinium Pharmaceuticals Inc.[a,b]	5,473	13,518
Adamas Pharmaceuticals Inc.[a]	820	14,342
Aegerion Pharmaceuticals Inc.[a,b]	7,999	209,334
Agenus Inc.[a]	17,260	88,544
Agios Pharmaceuticals Inc.[a,b]	4,258	401,529
Akebia Therapeutics Inc.[a,b]	2,166	24,064
Alder Biopharmaceuticals Inc.[a]	2,210	63,781
Alexion Pharmaceuticals Inc.[a]	55,154	9,558,188
Alkermes PLC[a]	40,003	2,438,983
Alnylam Pharmaceuticals Inc.[a]	19,967	2,084,954
AMAG Pharmaceuticals Inc.[a,b]	5,653	308,993
Amgen Inc.	210,646	33,671,763
Anacor Pharmaceuticals Inc.[a,b]	9,528	551,195
Applied Genetic Technologies Corp./DEa	1,329	26,567
Ardelyx Inc.[a]	1,344	17,593
Arena Pharmaceuticals Inc.[a,b]	75,549	330,149

55

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

ARIAD Pharmaceuticals Inc.[a,b]	48,395	$398,775
Array BioPharma Inc.[a,b]	35,432	261,134
Arrowhead Research Corp.[a,b]	14,377	97,260
Atara Biotherapeutics Inc.[a]	1,587	65,972
Auspex Pharmaceuticals Inc.[a]	3,365	337,409
Avalanche Biotechnologies Inc.[a]	1,917	77,677
Bellicum Pharmaceuticals Inc.[a]	2,351	54,473
BioCryst Pharmaceuticals Inc.[a,b]	19,427	175,426
Biogen Inc.[a]	66,005	27,869,951
BioMarin Pharmaceutical Inc.[a]	43,575	5,430,316
BioSpecifics Technologies Corp.[a]	1,009	39,502
BioTime Inc.[a,b]	8,448	41,987
Bluebird Bio Inc.[a]	6,983	843,337
Calithera Biosciences Inc.[a,b]	2,199	36,108
Cara Therapeutics Inc.[a,b]	1,471	14,784
Celgene Corp.[a,b]	222,852	25,690,379
Celldex Therapeutics Inc.[a,b]	25,954	723,338
Cellular Dynamics International Inc.[a]	2,711	44,542
Cepheid[a,b]	19,551	1,112,452
ChemoCentryx Inc.[a]	6,847	51,695
Chimerix Inc.[a]	9,081	342,263
Clovis Oncology Inc.[a,b]	6,794	504,319
Coherus Biosciences Inc.[a,b]	1,874	57,307
CTI BioPharma Corp.[a,b]	31,084	56,262
Cytokinetics Inc.[a]	6,892	46,728
Cytori Therapeutics Inc.[a,b]	14,787	17,449
CytRx Corp.[a,b]	15,457	52,090
Dicerna Pharmaceuticals Inc.[a,b]	988	23,742
Dyax Corp.[a]	36,973	619,483
Dynavax Technologies Corp.[a,b]	8,568	192,180
Eleven Biotherapeutics Inc.[a]	1,259	11,230
Emergent BioSolutions Inc.[a,b]	7,186	206,669
Enanta Pharmaceuticals Inc.[a,b]	2,818	86,287
Epizyme Inc.[a,b]	3,912	73,467
Esperion Therapeutics Inc.[a]	1,606	148,716
Exact Sciences Corp.[a,b]	26,202	576,968
Exelixis Inc.[a,b]	50,820	130,607
FibroGen Inc.[a]	2,557	80,239
Five Prime Therapeutics Inc.[a]	6,708	153,278
Flexion Therapeutics Inc.[a]	1,252	28,195
Foundation Medicine Inc.[a,b]	4,190	201,581
Galectin Therapeutics Inc.[a,b]	5,000	16,750
Galena Biopharma Inc.[a,b]	33,122	46,040
Genocea Biosciences Inc.[a,b]	1,080	12,809
Genomic Health Inc.[a]	4,377	133,717
Geron Corp.[a,b]	53,452	201,514
Gilead Sciences Inc.[a]	427,293	41,930,262
Halozyme Therapeutics Inc.[a,b]	31,086	443,908
Heron Therapeutics Inc.[a]	5,374	78,192
Hyperion Therapeutics Inc.[a]	3,645	167,305
Idera Pharmaceuticals Inc.[a,b]	31,830	118,089
Immune Design Corp.[a]	1,708	36,056
ImmunoGen Inc.[a]	23,015	205,984
Immunomedics Inc.[a,b]	17,792	68,143
Incyte Corp.[a,b]	40,046	3,670,616
Infinity Pharmaceuticals Inc.[a]	13,248	185,207
Inovio Pharmaceuticals Inc.[a,b]	16,662	135,962
Insmed Inc.[a]	15,800	328,640
Insys Therapeutics Inc.[a,b]	2,344	136,257
Intercept Pharmaceuticals Inc.[a,b]	3,738	1,054,191
Intrexon Corp.[a,b]	11,481	520,893
Invitae Corp.[a]	2,031	34,040
Ironwood Pharmaceuticals Inc.[a]	32,394	518,304

Security	Shares	Value

Isis Pharmaceuticals Inc.[a,b]	32,623	$2,077,106
Juno Therapeutics Inc.[a]	2,871	174,155
Karyopharm Therapeutics Inc.[a,b]	3,947	120,818
Keryx Biopharmaceuticals Inc.[a,b]	27,232	346,663
Kindred Biosciences Inc.[a,b]	2,917	20,827
Kite Pharma Inc.[a,b]	2,365	136,413
KYTHERA Biopharmaceuticals Inc.[a,b]	5,511	276,377
Lexicon Pharmaceuticals Inc.[a,b]	61,848	58,403
Ligand Pharmaceuticals Inc.[a,b]	5,878	453,253
Loxo Oncology Inc.[a]	1,003	12,487
MacroGenics Inc.[a,b]	5,406	169,586
MannKind Corp.[a,b]	62,933	327,252
Medivation Inc.[a]	21,560	2,782,749
Merrimack Pharmaceuticals Inc.[a,b]	25,049	297,582
MiMedx Group Inc.[a,b]	23,319	242,518
Mirati Therapeutics Inc.[a,b]	1,992	58,405
Momenta Pharmaceuticals Inc.[a,b]	13,052	198,390
Myriad Genetics Inc.[a,b]	20,729	733,807
NanoViricides Inc.[a,b]	11,120	25,020
Navidea Biopharmaceuticals Inc.[a,b]	26,883	42,744
NeoStem Inc.[a,b]	6,540	16,612
Neuralstem Inc.[a,b]	19,028	36,153
Neurocrine Biosciences Inc.[a,b]	23,918	949,784
NewLink Genetics Corp.[a,b]	5,034	275,410
Northwest Biotherapeutics Inc.[a,b]	9,869	72,735
Novavax Inc.[a]	64,602	534,259
Ohr Pharmaceutical Inc.[a,b]	5,845	14,846
OncoMed Pharmaceuticals Inc.[a,b]	3,651	94,123
Oncothyreon Inc.[a]	19,605	31,956
Ophthotech Corp.[a,b]	3,925	182,630
OPKO Health Inc.[a,b]	53,477	757,769
Orexigen Therapeutics Inc.[a,b]	39,134	306,419
Organovo Holdings Inc.[a,b]	17,328	61,341
Osiris Therapeutics Inc.[a,b]	4,452	78,266
Otonomy Inc.[a]	1,992	70,437
OvaScience Inc.[a,b]	5,440	188,931
PDL BioPharma Inc.	49,329	347,029
Peregrine Pharmaceuticals Inc.[a]	37,906	51,173
Pharmacyclics Inc.[a]	17,034	4,359,852
Portola Pharmaceuticals Inc.[a]	12,709	482,434
Progenics Pharmaceuticals Inc.[a,b]	23,083	138,036
Prothena Corp. PLC[a]	6,412	244,554
PTC Therapeutics Inc.[a,b]	7,319	445,361
Puma Biotechnology Inc.[a,b]	6,844	1,615,937
Radius Health Inc.[a,b]	1,947	80,139
Raptor Pharmaceutical Corp.[a,b]	18,914	205,595
Receptos Inc.[a]	6,082	1,002,861
Regado Biosciences Inc.[a,b]	4,274	5,214
Regeneron Pharmaceuticals Inc.[a]	22,011	9,937,526
Regulus Therapeutics Inc.[a,b]	3,520	59,629
Repligen Corp.[a,b]	8,526	258,849
Retrophin Inc.[a]	5,237	125,479
Rigel Pharmaceuticals Inc.[a]	23,511	83,934
Sage Therapeutics Inc.[a,b]	1,619	81,322
Sangamo BioSciences Inc.[a]	20,798	326,113
Sarepta Therapeutics Inc.[a,b]	12,036	159,838
Seattle Genetics Inc.[a,b]	27,744	980,750
Spark Therapeutics Inc.[a]	2,239	173,522
Spectrum Pharmaceuticals Inc.[a,b]	16,484	100,058
Stemline Therapeutics Inc.[a,b]	2,464	35,654
Sunesis Pharmaceuticals Inc.[a,b]	16,958	41,547
Synageva BioPharma Corp.[a,b]	6,245	609,075
Synergy Pharmaceuticals Inc.[a,b]	22,308	103,063

56

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Synta Pharmaceuticals Corp.[a,b]	28,660	$55,600
T2 Biosystems Inc.[a,b]	1,679	26,058
TESARO Inc.[a,b]	5,930	340,382
TG Therapeutics Inc.[a,b]	9,106	140,961
Threshold Pharmaceuticals Inc.[a]	12,455	50,567
Tokai Pharmaceuticals Inc.[a]	1,632	18,442
Ultragenyx Pharmaceutical Inc.[a]	2,063	128,092
United Therapeutics Corp.[a]	13,515	2,330,459
Vanda Pharmaceuticals Inc.[a,b]	13,588	126,368
Verastem Inc.[a]	6,581	66,929
Versartis Inc.[a]	1,927	35,399
Vertex Pharmaceuticals Inc.[a]	65,943	7,779,296
Vitae Pharmaceuticals Inc.[a]	1,538	18,010
Vital Therapies Inc.[a,b]	1,415	35,389
Xencor Inc.[a]	4,063	62,245
XOMA Corp.[a,b]	24,799	90,268
Zafgen Inc.[a]	1,917	75,932
ZIOPHARM Oncology Inc.[a,b]	27,139	292,287

		214,384,949
BUILDING PRODUCTS — 0.26%
AAON Inc.	11,436	280,525
Advanced Drainage Systems Inc.	4,210	126,047
Allegion PLC	26,483	1,619,965
American Woodmark Corp.[a]	2,987	163,479
AO Smith Corp.	21,049	1,382,077
Apogee Enterprises Inc.	7,957	343,742
Armstrong World Industries Inc.[a]	12,493	717,973
Builders FirstSource Inc.[a,b]	12,351	82,381
Continental Building Products Inc.[a]	4,397	99,328
Fortune Brands Home & Security Inc.	46,993	2,231,228
Gibraltar Industries Inc.[a]	8,448	138,632
Griffon Corp.	12,536	218,502
Insteel Industries Inc.	4,851	104,927
Lennox International Inc.	12,428	1,388,083
Masco Corp.	98,313	2,624,957
Masonite International Corp.[a]	8,160	548,842
NCI Building Systems Inc.[a,b]	8,325	143,856
Norcraft Companies Inc.[a]	2,061	52,700
Nortek Inc.[a]	2,287	201,828
Owens Corning	32,856	1,425,950
Patrick Industries Inc.[a]	2,932	182,576
PGT Inc.[a]	16,363	182,857
Ply Gem Holdings Inc.[a,b]	4,329	56,277
Quanex Building Products Corp.	10,193	201,210
Simpson Manufacturing Co. Inc.	11,114	415,330
Trex Co. Inc.[a,b]	9,551	520,816
Universal Forest Products Inc.	5,445	302,089
USG Corp.[a,b]	25,720	686,724

		16,442,901
CAPITAL MARKETS — 2.19%
Affiliated Managers Group Inc.[a]	15,314	3,289,141
Ameriprise Financial Inc.	52,635	6,886,763
Arlington Asset Investment Corp. Class Ab	5,776	138,971
Artisan Partners Asset Management Inc.	7,546	343,041
Ashford Inc.[a]	227	26,959
Bank of New York Mellon Corp. (The)	317,743	12,785,978
BGC Partners Inc. Class A	47,899	452,646
BlackRock Inc.[c]	35,490	12,983,662
Calamos Asset Management Inc. Class A	5,425	72,966

Security	Shares	Value

Charles Schwab Corp. (The)	313,706	$9,549,211
CIFC Corp.	1,818	13,908
Cohen & Steers Inc.	5,120	209,664
Cowen Group Inc. Class Aa	27,163	141,248
Diamond Hill Investment Group Inc.	799	127,840
E*TRADE Financial Corp.[a]	81,730	2,333,800
Eaton Vance Corp.	33,128	1,379,450
Evercore Partners Inc. Class A	8,667	447,737
FBR & Co.[a]	2,470	57,082
Federated Investors Inc. Class B	25,454	862,636
Fifth Street Asset Management Inc.	1,655	18,652
Financial Engines Inc.	14,805	619,293
Franklin Resources Inc.	109,966	5,643,455
FXCM Inc. Class Ab	14,580	31,055
GAMCO Investors Inc. Class A	1,835	144,066
GFI Group Inc.	2,805	16,634
Goldman Sachs Group Inc. (The)	124,366	23,377,077
Greenhill & Co. Inc.	8,076	320,213
HFF Inc. Class A	9,086	341,088
Interactive Brokers Group Inc. Class A	15,654	532,549
INTL FCStone Inc.[a]	3,928	116,779
Invesco Ltd.	119,950	4,760,815
Investment Technology Group Inc.[a]	10,632	322,256
Janus Capital Group Inc.	41,216	708,503
KCG Holdings Inc. Class Aa	14,616	179,192
Ladenburg Thalmann Financial Services Inc.[a]	28,889	111,512
Lazard Ltd. Class A	34,226	1,799,945
Legg Mason Inc.	28,775	1,588,380
LPL Financial Holdings Inc.	24,154	1,059,394
Manning & Napier Inc.	3,822	49,724
Medley Management Inc.	1,655	18,188
Moelis & Co. Class A	2,044	61,565
Morgan Stanley	426,918	15,236,703
Northern Trust Corp.	65,513	4,562,980
NorthStar Asset Management Group Inc./New York	51,279	1,196,852
OM Asset Management PLC	6,660	124,142
Oppenheimer Holdings Inc. Class A	2,854	66,955
Piper Jaffray Companies[a]	4,179	219,230
Pzena Investment Management Inc. Class A	3,116	28,574
Raymond James Financial Inc.	34,955	1,984,745
RCS Capital Corp. Class Ab	1,356	14,428
Safeguard Scientifics Inc.[a,b]	5,912	106,889
SEI Investments Co.	36,822	1,623,482
Silvercrest Asset Management Group Inc.	1,584	22,572
State Street Corp.	120,130	8,833,159
Stifel Financial Corp.[a]	18,480	1,030,260
T Rowe Price Group Inc.	73,322	5,937,616
TD Ameritrade Holding Corp.	74,395	2,771,958
Virtus Investment Partners Inc.	2,089	273,179
Waddell & Reed Financial Inc. Class A	23,881	1,183,065
Walter Investment Management Corp.[a,b]	9,953	160,741
Westwood Holdings Group Inc.	1,887	113,786
WisdomTree Investments Inc.	31,647	679,145

		140,093,499
CHEMICALS — 2.43%
A Schulman Inc.	8,177	394,131
Air Products & Chemicals Inc.	59,248	8,963,037
Airgas Inc.	20,566	2,182,258
Albemarle Corp.	32,311	1,707,313
American Vanguard Corp.	7,615	80,871
Ashland Inc.	19,329	2,460,775

57

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Axalta Coating Systems Ltd.[a,b]	15,813	$436,755
Axiall Corp.	19,255	903,830
Balchem Corp.	8,170	452,455
Cabot Corp.	17,615	792,675
Calgon Carbon Corp.	15,783	332,548
Celanese Corp. Series A	43,215	2,413,990
CF Industries Holdings Inc.	13,324	3,779,752
Chase Corp.	1,798	78,627
Chemtura Corp.[a,b]	20,149	549,866
Cytec Industries Inc.	20,196	1,091,392
Dow Chemical Co. (The)	334,403	16,044,656
Eastman Chemical Co.	41,615	2,882,255
Ecolab Inc.	74,427	8,512,960
EI du Pont de Nemours & Co.	255,589	18,266,946
Ferro Corp.[a,b]	19,903	249,783
Flotek Industries Inc.[a]	15,476	228,116
FMC Corp.	37,628	2,154,203
FutureFuel Corp.	5,380	55,253
Hawkins Inc.	2,468	93,759
HB Fuller Co.	13,771	590,363
Huntsman Corp.	55,877	1,238,793
Innophos Holdings Inc.	6,071	342,162
Innospec Inc.	6,341	294,159
International Flavors & Fragrances Inc.	22,518	2,643,613
Intrepid Potash Inc.[a,b]	14,811	171,067
KMG Chemicals Inc.	2,152	57,523
Koppers Holdings Inc.	5,884	115,797
Kraton Performance Polymers Inc.[a]	9,030	182,496
Kronos Worldwide Inc.	5,545	70,144
LSB Industries Inc.[a]	5,209	215,288
LyondellBasell Industries NV Class A	116,716	10,247,665
Marrone Bio Innovations Inc.[a,b]	3,134	12,129
Minerals Technologies Inc.	9,910	724,421
Monsanto Co.	134,813	15,171,855
Mosaic Co. (The)	92,676	4,268,657
NewMarket Corp.	2,477	1,183,511
Olin Corp.	22,056	706,674
OM Group Inc.	9,032	271,231
OMNOVA Solutions Inc.[a]	12,668	108,058
Platform Specialty Products Corp.[a,b]	26,413	677,758
PolyOne Corp.	25,755	961,949
PPG Industries Inc.	38,604	8,706,746
Praxair Inc.	81,738	9,869,046
Quaker Chemical Corp.	3,471	297,256
Rayonier Advanced Materials Inc.	11,597	172,795
Rentech Inc.[a]	48,306	54,103
RPM International Inc.	37,849	1,816,374
Scotts Miracle-Gro Co. (The) Class A	12,673	851,245
Senomyx Inc.[a,b]	11,762	51,870
Sensient Technologies Corp.	13,792	949,993
Sherwin-Williams Co. (The)	24,103	6,857,304
Sigma-Aldrich Corp.	32,935	4,553,264
Stepan Co.	5,200	216,632
Trecora Resources[a]	5,472	66,758
Tredegar Corp.	6,572	132,163
Trinseo SAa	3,174	62,845
Tronox Ltd. Class A	17,005	345,712
Valspar Corp. (The)	23,459	1,971,260
Westlake Chemical Corp.	11,033	793,714
WR Grace & Co.[a]	21,607	2,136,284
Zep Inc.	6,212	105,790

		155,374,673

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.66%
ABM Industries Inc.	14,790	$471,209
ACCO Brands Corp.[a]	31,208	259,339
ADT Corp. (The)[b]	48,294	2,005,167
ARC Document Solutions Inc.[a]	10,098	93,205
Brady Corp. Class A	12,601	356,482
Brink’s Co. (The)	13,174	363,998
Casella Waste Systems Inc. Class Aa	10,312	56,716
CECO Environmental Corp.	3,774	40,042
Cenveo Inc.[a]	14,853	31,785
Cintas Corp.	28,495	2,326,047
Civeo Corp.	26,007	66,058
Clean Harbors Inc.[a,b]	16,689	947,601
Copart Inc.[a]	30,860	1,159,410
Covanta Holding Corp.	30,059	674,223
Deluxe Corp.	14,164	981,282
Ennis Inc.	7,307	103,175
G&K Services Inc. Class A	5,176	375,415
Healthcare Services Group Inc.	20,685	664,609
Heritage-Crystal Clean Inc.[a]	2,125	24,863
Herman Miller Inc.	16,214	450,101
HNI Corp.	12,560	692,935
InnerWorkings Inc.[a]	12,262	82,401
Interface Inc.	19,617	407,641
KAR Auction Services Inc.	38,629	1,465,198
Kimball International Inc. Class B	9,093	95,295
Knoll Inc.	13,281	311,174
Matthews International Corp. Class A	8,505	438,093
McGrath RentCorp	6,945	228,560
Mobile Mini Inc.	12,865	548,564
MSA Safety Inc.	8,578	427,871
Multi-Color Corp.	3,818	264,702
NL Industries Inc.[a]	1,856	14,384
Performant Financial Corp.[a]	6,172	20,985
Pitney Bowes Inc.	55,650	1,297,758
Quad/Graphics Inc.	7,100	163,158
Quest Resource Holding Corp.[a]	3,509	4,421
Republic Services Inc.	74,529	3,022,896
Rollins Inc.	26,534	656,186
RR Donnelley & Sons Co.	57,502	1,103,463
SP Plus Corp.[a]	4,273	93,365
Steelcase Inc. Class A	23,345	442,154
Stericycle Inc.[a,b]	23,481	3,297,437
Team Inc.[a]	5,469	213,182
Tetra Tech Inc.	17,550	421,551
Tyco International PLC	116,538	5,018,126
U.S. Ecology Inc.	5,982	298,921
UniFirst Corp./MA	4,034	474,761
United Stationers Inc.	11,265	461,752
Viad Corp.	5,471	152,203
Waste Connections Inc.	34,195	1,646,147
Waste Management Inc.	129,014	6,996,429
West Corp.	10,554	355,986

		42,568,426
COMMUNICATIONS EQUIPMENT — 1.54%
ADTRAN Inc.	16,388	305,964
Aerohive Networks Inc.[a]	2,662	11,873
Alliance Fiber Optic Products Inc.	3,202	55,779
Applied Optoelectronics Inc.[a,b]	2,900	40,252
Arista Networks Inc.[a,b]	1,694	119,478

58

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

ARRIS Group Inc.[a]	34,786	$1,005,141
Aruba Networks Inc.[a,b]	30,945	757,843
Bel Fuse Inc. Class B	3,052	58,080
Black Box Corp.	4,901	102,578
Brocade Communications Systems Inc.	122,523	1,453,735
CalAmp Corp.[a]	9,416	152,445
Calix Inc.[a]	11,058	92,777
Ciena Corp.[a,b]	30,401	587,043
Cisco Systems Inc.	1,425,369	39,233,282
Clearfield Inc.[a,b]	3,156	46,772
CommScope Holding Co. Inc.[a]	17,163	489,832
Comtech Telecommunications Corp.	4,997	144,663
Digi International Inc.[a]	7,245	72,305
EchoStar Corp. Class Aa	12,026	621,985
Emulex Corp.[a]	24,151	192,483
Extreme Networks Inc.[a]	25,948	81,996
F5 Networks Inc.[a]	20,963	2,409,487
Finisar Corp.[a]	28,941	617,601
Harmonic Inc.[a]	28,074	208,028
Harris Corp.	29,270	2,305,305
Infinera Corp.[a,b]	36,191	711,877
InterDigital Inc./PA	10,030	508,922
Ixia[a,b]	15,580	188,985
JDS Uniphase Corp.[a]	64,013	839,851
Juniper Networks Inc.	113,211	2,556,304
KVH Industries Inc.[a]	4,054	61,296
Motorola Solutions Inc.	55,612	3,707,652
NETGEAR Inc.[a]	10,474	344,385
Numerex Corp. Class Aa	2,982	33,995
Oclaro Inc.[a]	25,933	51,347
Palo Alto Networks Inc.[a]	15,166	2,215,449
ParkerVision Inc.[a,b]	21,014	17,442
Plantronics Inc.	11,676	618,244
Polycom Inc.[a]	38,502	515,927
Procera Networks Inc.[a,b]	5,264	49,429
QUALCOMM Inc.	469,668	32,566,779
Riverbed Technology Inc.[a]	45,221	945,571
Ruckus Wireless Inc.[a]	17,717	228,018
ShoreTel Inc.[a]	22,880	156,042
Sonus Networks Inc.[a]	15,222	119,949
TESSCO Technologies Inc.	1,413	34,845
Ubiquiti Networks Inc.	8,178	241,660
ViaSat Inc.[a,b]	12,157	724,679

		98,605,375
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a,b]	42,634	1,313,980
Aegion Corp.[a]	10,993	198,424
Ameren Inc. Class Aa	5,512	40,789
Argan Inc.	3,341	120,844
Chicago Bridge & Iron Co. NVb	27,787	1,368,788
Comfort Systems USA Inc.	10,260	215,870
Dycom Industries Inc.[a]	9,291	453,772
EMCOR Group Inc.	17,001	790,036
Fluor Corp.	41,110	2,349,848
Furmanite Corp.[a]	10,082	79,547
Granite Construction Inc.	10,683	375,401
Great Lakes Dredge & Dock Corp.[a]	16,532	99,357
Jacobs Engineering Group Inc.[a,b]	37,041	1,672,771
KBR Inc.	41,198	596,547
Layne Christensen Co.[a,b]	5,453	27,319
MasTec Inc.[a]	18,834	363,496

Security	Shares	Value

MYR Group Inc.[a]	5,796	$181,647
Northwest Pipe Co.[a]	2,759	63,319
Orion Marine Group Inc.[a]	7,310	64,767
Primoris Services Corp.	10,027	172,364
Quanta Services Inc.[a]	59,468	1,696,622
Sterling Construction Co. Inc.[a]	4,405	19,911
Tutor Perini Corp.[a,b]	9,978	232,986

		12,498,405
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	14,323	1,196,830
Headwaters Inc.[a]	20,244	371,275
Martin Marietta Materials Inc.	17,446	2,438,951
U.S. Concrete Inc.[a,b]	3,771	127,761
U.S. Lime & Minerals Inc.	387	24,962
Vulcan Materials Co.	36,837	3,105,359

		7,265,138
CONSUMER FINANCE — 0.77%
Ally Financial Inc.[a]	74,936	1,572,157
American Express Co.	252,457	19,721,941
Capital One Financial Corp.	159,113	12,541,287
Cash America International Inc.	8,140	189,662
Consumer Portfolio Services Inc.[a]	4,752	33,217
Credit Acceptance Corp.[a,b]	1,919	374,205
Discover Financial Services	130,333	7,344,265
Encore Capital Group Inc.[a,b]	6,487	269,794
Enova International Inc.[a]	7,431	146,316
Ezcorp Inc. Class Aa,b	13,301	121,438
First Cash Financial Services Inc.[a,b]	7,975	370,997
Green Dot Corp. Class Aa,b	9,759	155,363
JG Wentworth Co. (The) Class Aa	4,007	41,633
Navient Corp.	111,258	2,261,875
Nelnet Inc. Class A	6,525	308,763
Nicholas Financial Inc.[a]	2,942	41,218
PRA Group Inc.[a,b]	13,742	746,466
Regional Management Corp.[a]	1,382	20,398
Santander Consumer USA Holdings Inc.	23,879	552,560
SLM Corp.	114,765	1,065,019
Springleaf Holdings Inc.[a,b]	6,674	345,513
Synchrony Financial[a]	35,500	1,077,425
World Acceptance Corp.[a,b]	2,509	182,956

		49,484,468
CONTAINERS & PACKAGING — 0.38%
AEP Industries Inc.[a]	1,145	63,021
AptarGroup Inc.	18,501	1,175,184
Avery Dennison Corp.	26,403	1,396,983
Ball Corp.	39,046	2,758,209
Bemis Co. Inc.	28,676	1,327,986
Berry Plastics Group Inc.[a]	24,809	897,838
Crown Holdings Inc.[a]	38,396	2,074,152
Graphic Packaging Holding Co.	90,334	1,313,456
Greif Inc. Class A	8,593	337,447
MeadWestvaco Corp.	46,512	2,319,553
Myers Industries Inc.	7,363	129,073
Owens-Illinois Inc.[a]	45,228	1,054,717
Packaging Corp. of America	27,140	2,122,077
Rock-Tenn Co. Class A	39,680	2,559,360
Sealed Air Corp.	59,758	2,722,574

59

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Silgan Holdings Inc.	12,197	$709,012
Sonoco Products Co.	27,934	1,269,880
UFP Technologies Inc.[a]	1,439	32,780

		24,263,302
DISTRIBUTORS — 0.12%
Core-Mark Holding Co. Inc.	6,338	407,660
Genuine Parts Co.	42,566	3,966,726
LKQ Corp.[a]	84,014	2,147,398
Pool Corp.	13,125	915,600
VOXX International Corp.[a]	4,946	45,305
Weyco Group Inc.	1,838	54,956

		7,537,645
DIVERSIFIED CONSUMER SERVICES — 0.17%
2U Inc.[a,b]	2,855	73,031
American Public Education Inc.[a]	5,078	152,239
Apollo Education Group Inc.[a]	26,697	505,107
Ascent Capital Group Inc. Class Aa	3,960	157,648
Bridgepoint Education Inc.[a,b]	4,876	47,053
Bright Horizons Family Solutions Inc.[a]	8,432	432,309
Capella Education Co.	3,058	198,403
Career Education Corp.[a]	25,144	126,474
Carriage Services Inc.	4,362	104,121
Chegg Inc.[a,b]	20,039	159,310
Collectors Universe Inc.	1,919	43,293
DeVry Education Group Inc.	17,260	575,794
Graham Holdings Co. Class B	967	1,014,992
Grand Canyon Education Inc.[a,b]	12,518	542,029
H&R Block Inc.	77,120	2,473,238
Houghton Mifflin Harcourt Co.[a]	30,057	705,738
ITT Educational Services Inc.[a,b]	6,581	44,685
K12 Inc.[a]	9,846	154,779
Liberty Tax Inc.[a]	1,235	34,370
LifeLock Inc.[a,b]	22,086	311,634
Regis Corp.[a]	13,161	215,314
Service Corp. International/U.S.	58,504	1,524,029
ServiceMaster Global Holdings Inc.[a]	11,411	385,121
Sotheby’s	16,866	712,757
Steiner Leisure Ltd.[a]	4,216	199,838
Strayer Education Inc.[a]	3,245	173,316
Universal Technical Institute Inc.	5,952	57,139
Weight Watchers International Inc.[a,b]	7,335	51,272

		11,175,033
DIVERSIFIED FINANCIAL SERVICES — 1.77%
Berkshire Hathaway Inc. Class Ba	509,201	73,487,888
CBOE Holdings Inc.	23,931	1,373,759
CME Group Inc./IL	88,668	8,397,746
FNFV Group[a]	24,878	350,780
GAIN Capital Holdings Inc.	4,151	40,555
Intercontinental Exchange Inc.	31,951	7,453,210
Leucadia National Corp.	102,033	2,274,316
MarketAxess Holdings Inc.	10,983	910,491
Marlin Business Services Corp.	2,292	45,909
McGraw Hill Financial Inc.	76,090	7,867,706
Moody’s Corp.	49,815	5,170,797
MSCI Inc.	32,322	1,981,662
NASDAQ OMX Group Inc. (The)	32,445	1,652,748
NewStar Financial Inc.[a]	7,215	84,632

Security	Shares	Value

On Deck Capital Inc.[a]	3,198	$68,085
PHH Corp.[a,b]	15,616	377,439
PICO Holdings Inc.[a,b]	6,303	102,172
Resource America Inc. Class A	3,313	30,148
Tiptree Financial Inc.[a,b]	2,166	14,361
Voya Financial Inc.	36,095	1,556,055

		113,240,459
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.86%
8x8 Inc.[a]	26,415	221,886
AT&T Inc.[b]	1,444,191	47,152,836
Atlantic Tele-Network Inc.	2,405	166,474
CenturyLink Inc.	158,792	5,486,264
Cincinnati Bell Inc.[a]	54,332	191,792
Cogent Communications Holdings Inc.	13,049	461,021
Consolidated Communications Holdings Inc.	13,805	281,622
Fairpoint Communications Inc.[a]	5,914	104,086
Frontier Communications Corp.	276,759	1,951,151
General Communication Inc. Class Aa	10,176	160,374
Globalstar Inc.[a,b]	76,091	253,383
Hawaiian Telcom Holdco Inc.[a,b]	2,894	77,067
IDT Corp. Class B	4,173	74,071
inContact Inc.[a,b]	15,352	167,337
Inteliquent Inc.	8,216	129,320
Intelsat SAa,b	6,183	74,196
Iridium Communications Inc.[a,b]	19,635	190,656
Level 3 Communications Inc.[a]	77,235	4,158,332
Lumos Networks Corp.	4,076	62,200
magicJack VocalTec Ltd.[a,b]	4,175	28,557
ORBCOMM Inc.[a]	22,014	131,424
Premiere Global Services Inc.[a]	13,753	131,479
Verizon Communications Inc.	1,152,188	56,030,902
Vonage Holdings Corp.[a]	55,546	272,731
Windstream Holdings Inc.	169,578	1,254,877
Zayo Group Holdings Inc.[a]	6,619	185,067

		119,399,105
ELECTRIC UTILITIES — 1.58%
ALLETE Inc.	12,031	634,756
American Electric Power Co. Inc.	135,590	7,626,937
Cleco Corp.	16,844	918,335
Duke Energy Corp.	197,155	15,137,561
Edison International	91,000	5,684,770
El Paso Electric Co.	11,123	429,793
Empire District Electric Co. (The)	11,634	288,756
Entergy Corp.	49,928	3,868,921
Eversource Energy	88,130	4,452,328
Exelon Corp.	239,856	8,061,560
FirstEnergy Corp.	117,519	4,120,216
Great Plains Energy Inc.	42,434	1,132,139
Hawaiian Electric Industries Inc.	27,537	884,488
IDACORP Inc.	13,770	865,720
ITC Holdings Corp.	44,548	1,667,432
MGE Energy Inc.	9,567	424,009
NextEra Energy Inc.	121,502	12,642,283
NRG Yield Inc. Class Ab	6,200	314,526
OGE Energy Corp.	55,023	1,739,277
Otter Tail Corp.	10,134	326,011
Pepco Holdings Inc.	69,272	1,858,568
Pinnacle West Capital Corp.	30,643	1,953,491
PNM Resources Inc.	22,235	649,262

60

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Portland General Electric Co.	21,018	$779,558
PPL Corp.	185,754	6,252,480
Southern Co. (The)	248,471	11,002,296
Spark Energy Inc. Class A	842	12,419
UIL Holdings Corp.	16,136	829,713
Unitil Corp.	3,877	134,803
Westar Energy Inc.	35,430	1,373,267
Xcel Energy Inc.	139,709	4,863,270

		100,928,945
ELECTRICAL EQUIPMENT — 0.62%
Acuity Brands Inc.	12,218	2,054,579
AMETEK Inc.	68,622	3,605,400
AZZ Inc.	7,010	326,596
Babcock & Wilcox Co. (The)	30,982	994,212
Capstone Turbine Corp.[a,b]	82,760	53,794
Eaton Corp. PLC	132,281	8,987,171
Emerson Electric Co.	195,603	11,075,042
Encore Wire Corp.	5,773	218,681
EnerSys	12,235	785,976
Enphase Energy Inc.[a]	7,361	97,092
Franklin Electric Co. Inc.	13,079	498,833
FuelCell Energy Inc.[a,b]	65,361	81,701
Generac Holdings Inc.[a]	18,997	924,964
General Cable Corp.	13,693	235,930
Global Power Equipment Group Inc.	4,848	63,994
GrafTech International Ltd.[a,b]	32,670	127,086
Hubbell Inc. Class B	16,437	1,801,824
LSI Industries Inc.	5,263	42,894
Plug Power Inc.[a,b]	46,304	119,927
Polypore International Inc.[a]	12,787	753,154
Powell Industries Inc.	2,413	81,487
Power Solutions International Inc.[a,b]	1,431	91,999
PowerSecure International Inc.[a]	5,226	68,774
Preformed Line Products Co.	730	30,755
Regal-Beloit Corp.	12,418	992,447
Revolution Lighting Technologies Inc.[a,b]	8,200	9,102
Rockwell Automation Inc.	38,374	4,451,000
Solarcity Corp.[a,b]	11,709	600,438
TCP International Holdings Ltd.[a]	1,980	3,643
Thermon Group Holdings Inc.[a]	9,890	238,052
Vicor Corp.[a]	5,288	80,378

		39,496,925
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.68%
Agilysys Inc.[a,b]	4,052	39,872
Amphenol Corp. Class A	87,113	5,133,569
Anixter International Inc.[a]	7,429	565,570
Arrow Electronics Inc.[a]	27,621	1,689,024
Avnet Inc.	37,995	1,690,777
AVX Corp.	13,366	190,733
Badger Meter Inc.	4,033	241,738
Belden Inc.	12,044	1,126,837
Benchmark Electronics Inc.[a]	15,830	380,395
CDW Corp./DE	23,978	892,941
Checkpoint Systems Inc.	11,242	121,638
Cognex Corp.[a]	23,613	1,170,969
Coherent Inc.[a]	7,548	490,318
Control4 Corp.[a,b]	3,225	38,635
Corning Inc.	364,264	8,261,507
CTS Corp.	9,308	167,451

Security	Shares	Value

CUI Global Inc.[a,b]	5,739	$33,630
Daktronics Inc.	10,081	108,976
Dolby Laboratories Inc. Class A	13,905	530,615
DTS Inc./CAa	5,066	172,599
Electro Rent Corp.	5,293	60,023
Electro Scientific Industries Inc.	6,392	39,503
Fabrinet[a]	10,422	197,914
FARO Technologies Inc.[a,b]	4,776	296,733
FEI Co.	11,509	878,597
FLIR Systems Inc.	39,186	1,225,738
GSI Group Inc.[a]	8,117	108,118
II-VI Inc.[a]	14,560	268,778
Ingram Micro Inc. Class Aa	42,193	1,059,888
Insight Enterprises Inc.[a]	12,266	349,826
InvenSense Inc.[a,b]	19,572	297,690
IPG Photonics Corp.[a,b]	8,985	832,909
Itron Inc.[a,b]	11,106	405,480
Jabil Circuit Inc.	55,929	1,307,620
Kemet Corp.[a]	12,387	51,282
Keysight Technologies Inc.[a]	47,425	1,761,839
Kimball Electronics Inc.[a]	6,834	96,633
Knowles Corp.[a,b]	23,640	455,543
Littelfuse Inc.	6,020	598,328
Maxwell Technologies Inc.[a,b]	8,261	66,584
Mercury Systems Inc.[a]	8,458	131,522
Mesa Laboratories Inc.	782	56,460
Methode Electronics Inc.	10,432	490,721
MTS Systems Corp.	4,391	332,179
Multi-Fineline Electronix Inc.[a]	2,380	43,483
National Instruments Corp.	27,944	895,326
Newport Corp.[a]	10,599	202,017
OSI Systems Inc.[a]	5,431	403,306
Park Electrochemical Corp.	5,840	125,910
PC Connection Inc.	2,440	63,660
Plexus Corp.[a]	9,597	391,270
RealD Inc.[a]	12,218	156,268
Rofin-Sinar Technologies Inc.[a]	7,927	192,071
Rogers Corp.[a]	4,749	390,415
Sanmina Corp.[a]	22,690	548,871
ScanSource Inc.[a,b]	7,556	307,151
Speed Commerce Inc.[a,b]	11,098	7,088
SYNNEX Corp.	8,148	629,433
Tech Data Corp.[a]	10,421	602,021
Trimble Navigation Ltd.[a,b]	72,184	1,819,037
TTM Technologies Inc.[a]	14,760	132,988
Universal Display Corp.[a,b]	11,061	517,102
Viasystems Group Inc.[a]	1,070	18,714
Vishay Intertechnology Inc.	36,472	504,043
Vishay Precision Group Inc.[a]	3,293	52,457
Zebra Technologies Corp. Class Aa	14,366	1,303,212

		43,723,545
ENERGY EQUIPMENT & SERVICES — 1.21%
Aspen Aerogels Inc.[a]	1,588	11,561
Atwood Oceanics Inc.	17,751	498,981
Baker Hughes Inc.	120,854	7,683,897
Basic Energy Services Inc.[a]	8,497	58,884
Bristow Group Inc.[b]	9,971	542,921
C&J Energy Services Ltd.[a]	12,348	137,433
Cameron International Corp.[a]	53,890	2,431,517
CARBO Ceramics Inc.[b]	5,403	164,846
CHC Group Ltd.[a]	11,470	15,255

61

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Diamond Offshore Drilling Inc.[b]	18,799	$503,625
Dresser-Rand Group Inc.[a]	21,803	1,751,871
Dril-Quip Inc.[a]	11,201	766,036
Era Group Inc.[a]	5,907	123,102
Exterran Holdings Inc.	15,842	531,816
FMC Technologies Inc.[a]	65,162	2,411,646
FMSA Holdings Inc.[a,b]	6,881	49,818
Forum Energy Technologies Inc.[a]	16,442	322,263
Frank’s International NV	9,482	177,313
Geospace Technologies Corp.[a,b]	3,473	57,339
Glori Energy Inc.[a,b]	3,363	7,163
Gulf Island Fabrication Inc.	4,029	59,871
Gulfmark Offshore Inc. Class A	7,388	96,340
Halliburton Co.	235,627	10,339,313
Helix Energy Solutions Group Inc.[a]	29,262	437,760
Helmerich & Payne Inc.	26,780	1,822,915
Hercules Offshore Inc.[a,b]	43,784	18,354
Hornbeck Offshore Services Inc.[a,b]	9,679	182,062
Independence Contract Drilling Inc.[a,b]	2,863	19,955
ION Geophysical Corp.[a]	36,908	80,090
Key Energy Services Inc.[a]	33,677	61,292
Matrix Service Co.[a]	7,131	125,220
McDermott International Inc.[a,b]	65,187	250,318
Mitcham Industries Inc.[a]	3,414	15,704
Nabors Industries Ltd.	83,486	1,139,584
National Oilwell Varco Inc.	120,031	6,000,350
Natural Gas Services Group Inc.[a]	3,272	62,888
Newpark Resources Inc.[a]	24,895	226,793
Nordic American Offshore Ltd.[a]	5,051	46,267
North Atlantic Drilling Ltd.[b]	19,717	22,872
Nuverra Environmental Solutions Inc.[a,b]	3,740	13,314
Oceaneering International Inc.	27,712	1,494,508
Oil States International Inc.[a]	13,028	518,124
Parker Drilling Co.[a]	33,091	115,488
Patterson-UTI Energy Inc.	40,032	751,601
PHI Inc.[a]	3,771	113,432
Pioneer Energy Services Corp.[a]	16,893	91,560
Profire Energy Inc.[a]	3,715	5,015
RigNet Inc.[a,b]	3,360	96,062
Rowan Companies PLC Class A	34,356	608,445
RPC Inc.	16,897	216,451
Schlumberger Ltd.	361,900	30,196,936
SEACOR Holdings Inc.[a,b]	5,478	381,652
Seadrill Ltd.[b]	97,881	915,187
Seventy Seven Energy Inc.[a]	10,419	43,239
Superior Energy Services Inc.	43,665	975,476
Tesco Corp.	8,409	95,610
TETRA Technologies Inc.[a]	21,734	134,316
Tidewater Inc.	13,634	260,955
U.S. Silica Holdings Inc.[b]	14,827	527,990
Unit Corp.[a]	13,432	375,827
Vantage Drilling Co.[a,b]	53,037	17,370
Willbros Group Inc.[a]	10,550	34,921

		77,238,714
FOOD & STAPLES RETAILING — 2.21%
Andersons Inc. (The)	7,678	317,639
Casey’s General Stores Inc.	10,527	948,483
Chefs’ Warehouse Inc. (The)[a,b]	6,234	139,829
Costco Wholesale Corp.	122,425	18,546,775
CVS Health Corp.	325,347	33,579,064
Diplomat Pharmacy Inc.[a,b]	4,217	145,824

Security	Shares	Value

Fairway Group Holdings Corp.[a,b]	4,307	$29,158
Fresh Market Inc. (The)[a,b]	11,342	460,939
Ingles Markets Inc. Class A	3,360	166,253
Kroger Co. (The)	142,166	10,898,446
Liberator Medical Holdings Inc.	8,705	30,468
Natural Grocers by Vitamin Cottage Inc.[a,b]	2,068	57,097
PriceSmart Inc.	5,056	429,659
Rite Aid Corp.[a]	269,886	2,345,309
Roundy’s Inc.[a]	5,796	28,342
Smart & Final Stores Inc.[a,b]	3,705	65,208
SpartanNash Co.	10,145	320,176
Sprouts Farmers Market Inc.[a]	26,989	950,822
SUPERVALU Inc.[a]	58,621	681,762
Sysco Corp.	162,012	6,112,713
United Natural Foods Inc.[a]	13,544	1,043,430
Village Super Market Inc. Class A	1,403	44,110
Wal-Mart Stores Inc.	443,317	36,462,823
Walgreens Boots Alliance Inc.	265,581	22,489,399
Weis Markets Inc.	3,083	153,410
Whole Foods Market Inc.	101,857	5,304,713

		141,751,851
FOOD PRODUCTS — 1.64%
Alico Inc.	983	50,389
Archer-Daniels-Midland Co.	182,814	8,665,384
B&G Foods Inc.	14,507	426,941
Boulder Brands Inc.[a,b]	16,332	155,644
Bunge Ltd.	41,472	3,415,634
Cal-Maine Foods Inc.	8,122	317,245
Calavo Growers Inc.	4,636	238,383
Campbell Soup Co.	48,463	2,255,953
ConAgra Foods Inc.	117,180	4,280,585
Darling Ingredients Inc.[a]	46,866	656,593
Dean Foods Co.[b]	27,652	457,088
Diamond Foods Inc.[a]	6,394	208,253
Farmer Bros. Co.[a]	1,877	46,456
Flowers Foods Inc.	49,744	1,131,178
Fresh Del Monte Produce Inc.	10,506	408,788
Freshpet Inc.[a,b]	3,293	63,983
General Mills Inc.	171,576	9,711,202
Hain Celestial Group Inc. (The)[a,b]	27,668	1,772,135
Hershey Co. (The)	41,442	4,181,912
Hormel Foods Corp.	37,271	2,118,856
Ingredion Inc.	20,420	1,589,084
Inventure Foods Inc.[a]	3,746	41,918
J&J Snack Foods Corp.	4,104	437,897
JM Smucker Co. (The)	28,740	3,326,080
John B Sanfilippo & Son Inc.	2,187	94,260
Kellogg Co.	71,204	4,695,904
Keurig Green Mountain Inc.	39,180	4,377,581
Kraft Foods Group Inc.	165,228	14,393,837
Lancaster Colony Corp.	5,116	486,890
Landec Corp.[a]	7,173	100,063
Lifeway Foods Inc.[a]	1,205	25,775
Limoneira Co.	2,147	46,805
McCormick & Co. Inc./MD	36,385	2,805,647
Mead Johnson Nutrition Co.	56,017	5,631,389
Mondelez International Inc. Class A	470,789	16,990,775
Omega Protein Corp.[a]	5,236	71,681
Pilgrim’s Pride Corp.[b]	16,884	381,410
Pinnacle Foods Inc.	15,018	612,885
Post Holdings Inc.[a,b]	14,600	683,864

62

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Sanderson Farms Inc.[b]	6,325	$503,786
Seaboard Corp.[a]	73	301,636
Seneca Foods Corp. Class Aa	2,425	72,289
Snyder’s-Lance Inc.	13,293	424,844
Tootsie Roll Industries Inc.[b]	5,695	193,174
TreeHouse Foods Inc.[a]	11,654	990,823
Tyson Foods Inc. Class A	79,971	3,062,889
WhiteWave Foods Co. (The)[a]	48,117	2,133,508

		105,039,296
GAS UTILITIES — 0.20%
AGL Resources Inc.	32,836	1,630,307
Atmos Energy Corp.	27,399	1,515,165
Chesapeake Utilities Corp.	4,109	207,956
Laclede Group Inc. (The)	12,001	614,691
National Fuel Gas Co.	23,279	1,404,422
New Jersey Resources Corp.	23,020	715,001
Northwest Natural Gas Co.	7,416	355,597
ONE Gas Inc.	14,238	615,509
Piedmont Natural Gas Co. Inc.	22,589	833,760
Questar Corp.	48,297	1,152,366
South Jersey Industries Inc.	8,888	482,441
Southwest Gas Corp.	12,709	739,283
UGI Corp.	48,644	1,585,308
WGL Holdings Inc.	14,297	806,351

		12,658,157
HEALTH CARE EQUIPMENT & SUPPLIES — 2.30%
Abaxis Inc.	6,033	386,776
Abbott Laboratories	418,002	19,366,033
ABIOMED Inc.[a]	10,646	762,041
Accuray Inc.[a,b]	19,802	184,159
Alere Inc.[a]	23,852	1,166,363
Align Technology Inc.[a]	22,577	1,214,304
Analogic Corp.	3,333	302,970
AngioDynamics Inc.[a]	6,861	122,057
Anika Therapeutics Inc.[a,b]	4,579	188,517
Antares Pharma Inc.[a,b]	29,209	79,156
AtriCure Inc.[a,b]	7,882	161,502
Atrion Corp.	398	137,513
Baxter International Inc.	151,387	10,370,009
Becton Dickinson and Co.	58,507	8,401,020
Boston Scientific Corp.[a]	366,871	6,511,960
Cantel Medical Corp.	8,896	422,560
Cardiovascular Systems Inc.[a,b]	8,517	332,504
Cerus Corp.[a,b]	28,051	116,973
CONMED Corp.	7,881	397,912
Cooper Companies Inc. (The)	13,269	2,486,876
CR Bard Inc.	21,141	3,537,946
CryoLife Inc.	7,515	77,931
Cyberonics Inc.[a,b]	7,539	489,432
Cynosure Inc. Class Aa	7,540	231,252
DENTSPLY International Inc.	39,536	2,011,987
Derma Sciences Inc.[a]	4,051	34,312
DexCom Inc.[a,b]	20,743	1,293,119
Edwards Lifesciences Corp.[a]	29,538	4,207,983
Endologix Inc.[a,b]	17,670	301,627
Entellus Medical Inc.[a]	1,473	32,259
Exactech Inc.[a,b]	2,262	57,975
GenMark Diagnostics Inc.[a,b]	13,022	169,026
Globus Medical Inc. Class Aa	18,136	457,753

Security	Shares	Value

Greatbatch Inc.[a]	6,547	$378,744
Haemonetics Corp.[a]	14,096	633,192
Halyard Health Inc.[a]	12,808	630,154
HeartWare International Inc.[a]	4,446	390,225
Hill-Rom Holdings Inc.	16,365	801,885
Hologic Inc.[a,b]	66,554	2,197,946
ICU Medical Inc.[a]	4,174	388,766
IDEXX Laboratories Inc.[a]	13,218	2,041,917
Inogen Inc.[a]	1,399	44,754
Insulet Corp.[a]	14,825	494,414
Integra LifeSciences Holdings Corp.[a]	6,855	422,611
Intuitive Surgical Inc.[a]	9,955	5,027,574
Invacare Corp.	8,906	172,865
K2M Group Holdings Inc.[a,b]	2,427	53,515
LDR Holding Corp.[a]	4,482	164,220
Masimo Corp.[a]	13,728	452,749
Medtronic PLC	397,927	31,034,327
Meridian Bioscience Inc.[b]	11,356	216,672
Merit Medical Systems Inc.[a]	11,578	222,876
Natus Medical Inc.[a]	8,203	323,772
Neogen Corp.[a]	9,685	452,580
Nevro Corp.[a]	2,213	106,069
NuVasive Inc.[a]	13,722	631,075
NxStage Medical Inc.[a,b]	16,499	285,433
Ocular Therapeutix Inc.[a,b]	1,619	67,974
OraSure Technologies Inc.[a]	14,864	97,211
Orthofix International NVa,b	5,181	185,946
Oxford Immunotec Global PLC[a]	3,122	43,958
PhotoMedex Inc.[a,b]	3,736	7,509
Quidel Corp.[a,b]	8,000	215,840
ResMed Inc.	39,229	2,815,858
Rockwell Medical Inc.[a,b]	15,150	165,589
Roka Bioscience Inc.[a,b]	1,366	4,371
RTI Surgical Inc.[a]	15,861	78,353
Second Sight Medical Products Inc.[a,b]	1,106	14,179
Sientra Inc.[a]	1,587	30,454
Sirona Dental Systems Inc.[a]	15,919	1,432,551
Spectranetics Corp. (The)[a,b]	11,171	388,304
St. Jude Medical Inc.	79,393	5,192,302
STAAR Surgical Co.[a,b]	10,124	75,221
STERIS Corp.	16,056	1,128,255
Stryker Corp.	93,390	8,615,227
SurModics Inc.[a]	4,299	111,903
Symmetry Surgical Inc.[a]	2,560	18,765
Tandem Diabetes Care Inc.[a,b]	2,514	31,727
Teleflex Inc.	11,346	1,370,937
Thoratec Corp.[a,b]	14,534	608,829
Tornier NVa,b	9,862	258,582
TransEnterix Inc.[a,b]	7,958	23,317
TriVascular Technologies Inc.[a]	2,059	21,599
Unilife Corp.[a,b]	39,324	157,689
Utah Medical Products Inc.	938	56,149
Varian Medical Systems Inc.[a]	28,809	2,710,639
Vascular Solutions Inc.[a]	4,512	136,804
Veracyte Inc.[a]	1,813	13,199
West Pharmaceutical Services Inc.	20,245	1,218,951
Wright Medical Group Inc.[a,b]	13,728	354,182
Zeltiq Aesthetics Inc.[a]	8,700	268,221
Zimmer Holdings Inc.	46,523	5,467,383

		146,970,120

63

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.77%
AAC Holdings Inc.[a,b]	1,587	$48,530
Acadia Healthcare Co. Inc.[a,b]	11,842	847,887
Aceto Corp.	7,550	166,100
Addus HomeCare Corp.[a]	1,445	33,264
Adeptus Health Inc. Class Aa,b	1,589	79,800
Aetna Inc.	99,191	10,566,817
Air Methods Corp.[a]	10,559	491,944
Alliance HealthCare Services Inc.[a]	1,329	29,477
Almost Family Inc.[a]	2,201	98,407
Amedisys Inc.[a,b]	8,259	221,176
AmerisourceBergen Corp.	62,642	7,120,516
AMN Healthcare Services Inc.[a]	11,721	270,404
AmSurg Corp.[a]	11,743	722,429
Anthem Inc.	77,968	12,039,039
Bio-Reference Laboratories Inc.[a]	6,917	243,755
BioScrip Inc.[a,b]	16,156	71,571
BioTelemetry Inc.[a]	7,309	64,685
Brookdale Senior Living Inc.[a]	47,475	1,792,656
Capital Senior Living Corp.[a]	7,926	205,600
Cardinal Health Inc.	95,038	8,579,080
Catamaran Corp.[a]	57,083	3,398,722
Centene Corp.[a,b]	32,182	2,274,946
Chemed Corp.	4,663	556,762
Cigna Corp.	74,741	9,674,475
Civitas Solutions Inc.[a]	3,217	67,364
Community Health Systems Inc.[a,b]	32,326	1,690,003
CorVel Corp.[a]	3,373	116,065
Cross Country Healthcare Inc.[a]	7,480	88,713
DaVita HealthCare Partners Inc.[a]	49,265	4,004,259
Ensign Group Inc. (The)	6,600	309,276
Envision Healthcare Holdings Inc.[a]	22,422	859,884
ExamWorks Group Inc.[a]	10,092	420,029
Express Scripts Holding Co.[a]	204,266	17,724,161
Five Star Quality Care Inc.[a]	9,988	44,347
Genesis Healthcare Inc.[a]	5,237	37,287
Hanger Inc.[a]	9,415	213,626
HCA Holdings Inc.[a]	90,534	6,810,873
Health Net Inc./CAa	21,879	1,323,461
HealthEquity Inc.[a]	2,906	72,621
HealthSouth Corp.	24,039	1,066,370
Healthways Inc.[a,b]	9,230	181,831
Henry Schein Inc.[a]	23,929	3,340,967
Humana Inc.	42,912	7,639,194
IPC Healthcare Inc.[a]	4,516	210,626
Kindred Healthcare Inc.	23,565	560,611
Laboratory Corp. of America Holdings[a]	27,853	3,511,985
Landauer Inc.	2,694	94,667
LHC Group Inc.[a]	4,258	140,642
LifePoint Hospitals Inc.[a]	12,037	884,118
Magellan Health Inc.[a]	7,488	530,300
McKesson Corp.	64,181	14,517,742
MEDNAX Inc.[a,b]	27,529	1,996,128
Molina Healthcare Inc.[a,b]	8,284	557,430
National Healthcare Corp.	2,968	189,091
National Research Corp. Class A	2,134	30,730
Omnicare Inc.	27,460	2,116,068
Owens & Minor Inc.	17,644	597,073
Patterson Companies Inc.	24,089	1,175,302
PharMerica Corp.[a]	8,268	233,075
Premier Inc.[a,b]	8,986	337,694
Providence Service Corp. (The)[a]	3,440	182,733

Security	Shares	Value

Quest Diagnostics Inc.	40,532	$3,114,884
RadNet Inc.[a,b]	9,071	76,196
Select Medical Holdings Corp.	21,644	320,981
Surgical Care Affiliates Inc.[a]	3,112	106,835
Team Health Holdings Inc.[a]	19,091	1,117,014
Tenet Healthcare Corp.[a,b]	27,049	1,339,196
Triple-S Management Corp. Class Ba	6,818	135,542
Trupanion Inc.[a,b]	2,294	18,352
U.S. Physical Therapy Inc.	3,297	156,608
UnitedHealth Group Inc.	272,657	32,252,597
Universal American Corp./NYa	10,396	111,029
Universal Health Services Inc. Class B	24,629	2,899,080
VCA Inc.[a]	22,792	1,249,457
WellCare Health Plans Inc.[a]	11,922	1,090,386

		177,462,545
HEALTH CARE TECHNOLOGY — 0.18%
Allscripts Healthcare Solutions Inc.[a]	48,241	576,962
athenahealth Inc.[a,b]	10,630	1,269,116
Castlight Health Inc.[a,b]	3,564	27,657
Cerner Corp.[a]	82,980	6,079,115
Computer Programs & Systems Inc.	3,074	166,795
Connecture Inc.[a]	1,845	19,096
HealthStream Inc.[a]	5,363	135,148
HMS Holdings Corp.[a,b]	23,844	368,390
Imprivata Inc.[a]	1,668	23,352
IMS Health Holdings Inc.[a,b]	20,710	560,620
Inovalon Holdings Inc.[a]	7,055	213,131
MedAssets Inc.[a]	16,217	305,204
Medidata Solutions Inc.[a,b]	14,544	713,238
Merge Healthcare Inc.[a]	15,607	69,763
Omnicell Inc.[a]	9,401	329,975
Quality Systems Inc.	14,890	237,942
Veeva Systems Inc.[a,b]	10,370	264,746
Vocera Communications Inc.[a,b]	5,872	58,250

		11,418,500
HOTELS, RESTAURANTS & LEISURE — 1.98%
Aramark	11,600	366,908
Belmond Ltd.[a]	27,198	333,991
Biglari Holdings Inc.[a]	433	179,305
BJ’s Restaurants Inc.[a]	6,812	343,665
Bloomin’ Brands Inc.	21,288	517,937
Bob Evans Farms Inc./DE	6,859	317,297
Boyd Gaming Corp.[a]	21,742	308,736
Bravo Brio Restaurant Group Inc.[a]	5,390	79,179
Brinker International Inc.	17,927	1,103,586
Buffalo Wild Wings Inc.[a]	5,139	931,392
Caesars Acquisition Co. Class Aa,b	12,652	86,034
Caesars Entertainment Corp.[a,b]	14,373	151,348
Carnival Corp.	119,031	5,694,443
Carrols Restaurant Group Inc.[a,b]	14,582	120,885
Cheesecake Factory Inc. (The)	14,568	718,639
Chipotle Mexican Grill Inc.[a]	8,640	5,620,666
Choice Hotels International Inc.	9,580	613,791
Churchill Downs Inc.	3,530	405,844
Chuy’s Holdings Inc.[a,b]	4,434	99,898
ClubCorp Holdings Inc.	5,763	111,572
Cracker Barrel Old Country Store Inc.	5,289	804,668
Darden Restaurants Inc.	34,375	2,383,563
Dave & Buster’s Entertainment Inc.[a]	1,863	56,747

64

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Del Frisco’s Restaurant Group Inc.[a]	6,437	$129,706
Denny’s Corp.[a]	26,621	303,479
Diamond Resorts International Inc.[a,b]	9,666	323,134
DineEquity Inc.	4,400	470,844
Domino’s Pizza Inc.	15,527	1,561,240
Dunkin’ Brands Group Inc.	27,153	1,291,397
El Pollo Loco Holdings Inc.[a,b]	2,258	57,827
Empire Resorts Inc.[a,b]	4,178	19,219
Famous Dave’s of America Inc.[a,b]	1,283	36,566
Fiesta Restaurant Group Inc.[a]	8,100	494,100
Habit Restaurants Inc. (The)[a,b]	1,587	51,006
Hilton Worldwide Holdings Inc.[a]	37,319	1,105,389
Hyatt Hotels Corp. Class Aa	11,486	680,201
Ignite Restaurant Group Inc.[a]	1,890	9,167
International Speedway Corp. Class A	7,575	247,021
Interval Leisure Group Inc.	10,642	278,927
Intrawest Resorts Holdings Inc.[a]	3,743	32,639
Isle of Capri Casinos Inc.[a]	6,148	86,379
Jack in the Box Inc.	11,107	1,065,383
Jamba Inc.[a,b]	3,885	57,148
Krispy Kreme Doughnuts Inc.[a]	19,909	397,981
La Quinta Holdings Inc.[a,b]	12,276	290,696
Las Vegas Sands Corp.	104,298	5,740,562
Life Time Fitness Inc.[a]	11,762	834,632
Marcus Corp. (The)	5,465	116,350
Marriott International Inc./MD Class A	58,216	4,675,909
Marriott Vacations Worldwide Corp.	7,108	576,103
McDonald’s Corp.	275,053	26,801,164
MGM Resorts International[a,b]	102,707	2,159,928
Monarch Casino & Resort Inc.[a]	2,352	45,017
Morgans Hotel Group Co.[a]	6,024	46,686
Nathan’s Famous Inc.[b]	802	43,428
Noodles & Co.[a,b]	3,485	60,778
Norwegian Cruise Line Holdings Ltd.[a]	24,989	1,349,656
Panera Bread Co. Class Aa,b	6,807	1,089,086
Papa John’s International Inc.	8,826	545,535
Papa Murphy’s Holdings Inc.[a,b]	1,638	29,713
Penn National Gaming Inc.[a,b]	24,247	379,708
Pinnacle Entertainment Inc.[a]	14,372	518,685
Popeyes Louisiana Kitchen Inc.[a]	6,825	408,272
Potbelly Corp.[a,b]	2,367	32,428
Red Robin Gourmet Burgers Inc.[a,b]	4,081	355,047
Restaurant Brands International Inc.	55,751	2,141,396
Royal Caribbean Cruises Ltd.	46,266	3,786,872
Ruby Tuesday Inc.[a]	17,613	105,854
Ruth’s Hospitality Group Inc.	9,501	150,876
Scientific Games Corp. Class Aa,b	13,165	137,838
SeaWorld Entertainment Inc.	18,756	361,616
Shake Shack Inc. Class Aa	1,599	80,030
Six Flags Entertainment Corp.	20,104	973,235
Sonic Corp.	16,270	515,759
Speedway Motorsports Inc.	3,184	72,436
Starbucks Corp.	209,508	19,840,408
Starwood Hotels & Resorts Worldwide Inc.	49,755	4,154,542
Texas Roadhouse Inc.	19,659	716,177
Vail Resorts Inc.	10,052	1,039,578
Wendy’s Co. (The)	77,459	844,303
Wyndham Worldwide Corp.	33,540	3,034,364
Wynn Resorts Ltd.	22,593	2,844,007
Yum! Brands Inc.	123,173	9,696,179
Zoe’s Kitchen Inc.[a,b]	1,638	54,529

		126,698,229

Security	Shares	Value

HOUSEHOLD DURABLES — 0.61%
Beazer Homes USA Inc.[a]	6,860	$121,559
Cavco Industries Inc.[a]	2,721	204,238
Century Communities Inc.[a,b]	1,101	21,282
CSS Industries Inc.	2,778	83,757
Dixie Group Inc. (The)[a,b]	4,147	37,530
DR Horton Inc.	89,220	2,540,986
Ethan Allen Interiors Inc.	6,823	188,588
Flexsteel Industries Inc.	1,214	37,986
Garmin Ltd.	33,752	1,603,895
GoPro Inc.[a,b]	5,629	244,355
Harman International Industries Inc.	18,777	2,509,171
Helen of Troy Ltd.[a]	8,434	687,287
Hovnanian Enterprises Inc. Class Aa,b	28,284	100,691
Installed Building Products Inc.[a,b]	2,359	51,332
iRobot Corp.[a,b]	7,534	245,834
Jarden Corp.[a,b]	54,130	2,863,477
KB Home	22,040	344,265
La-Z-Boy Inc.	14,364	403,772
Leggett & Platt Inc.	38,960	1,795,666
Lennar Corp. Class A	49,248	2,551,539
LGI Homes Inc.[a]	4,458	74,270
Libbey Inc.	5,545	221,301
Lifetime Brands Inc.	2,397	36,626
M/I Homes Inc.[a]	5,917	141,061
MDC Holdings Inc.	10,533	300,191
Meritage Homes Corp.[a,b]	11,570	562,765
Mohawk Industries Inc.[a]	17,205	3,195,829
NACCO Industries Inc. Class A	1,429	75,723
New Home Co. Inc. (The)[a]	2,312	36,876
Newell Rubbermaid Inc.	76,659	2,995,067
NVR Inc.[a]	1,156	1,535,931
PulteGroup Inc.	106,454	2,366,472
Ryland Group Inc. (The)	13,082	637,617
Skullcandy Inc.[a]	4,424	49,991
Standard Pacific Corp.[a,b]	40,975	368,775
Taylor Morrison Home Corp. Class Aa	8,697	181,332
Tempur Sealy International Inc.[a]	16,492	952,248
Toll Brothers Inc.[a]	49,411	1,943,829
TRI Pointe Homes Inc.[a]	40,493	624,807
Tupperware Brands Corp.	13,714	946,540
Turtle Beach Corp.[a,b]	1,949	3,625
UCP Inc. Class Aa	5,305	46,154
Universal Electronics Inc.[a]	4,086	230,614
WCI Communities Inc.[a,b]	3,988	95,513
Whirlpool Corp.	21,739	4,392,582
William Lyon Homes Class Aa	3,843	99,226

		38,752,175
HOUSEHOLD PRODUCTS — 1.59%
Central Garden and Pet Co. Class Aa	10,598	112,551
Church & Dwight Co. Inc.	38,129	3,256,979
Clorox Co. (The)	35,630	3,933,196
Colgate-Palmolive Co.	254,743	17,663,880
Energizer Holdings Inc.	17,236	2,379,430
HRG Group Inc.[a]	22,825	284,856
Kimberly-Clark Corp.	105,046	11,251,477
Oil-Dri Corp. of America	1,293	43,509
Orchids Paper Products Co.	1,694	45,670
Procter & Gamble Co. (The)	752,865	61,689,758
Spectrum Brands Holdings Inc.	5,885	527,061

65

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

WD-40 Co.	4,393	$388,956

		101,577,323
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.16%
Abengoa Yield PLC	7,924	267,673
AES Corp./VA	200,783	2,580,062
Atlantic Power Corp.[b]	31,698	89,071
Calpine Corp.[a]	108,770	2,487,570
Dynegy Inc.[a]	34,075	1,070,977
NRG Energy Inc.	93,352	2,351,537
Ormat Technologies Inc.	9,239	351,267
Pattern Energy Group Inc.	13,288	376,316
TerraForm Power Inc.[a]	8,583	313,365
Vivint Solar Inc.[a,b]	5,661	68,724

		9,956,562
INDUSTRIAL CONGLOMERATES — 1.88%
3M Co.	182,064	30,031,457
Carlisle Companies Inc.	18,201	1,685,959
Danaher Corp.	169,120	14,358,288
General Electric Co.	2,789,932	69,218,213
Raven Industries Inc.	10,109	206,830
Roper Industries Inc.	27,852	4,790,544

		120,291,291
INSURANCE — 2.91%
ACE Ltd.	94,192	10,501,466
Aflac Inc.	127,004	8,129,526
Alleghany Corp.[a]	4,542	2,211,954
Allied World Assurance Co. Holdings AG	28,399	1,147,320
Allstate Corp. (The)	120,711	8,591,002
Ambac Financial Group Inc.[a]	10,474	253,471
American Equity Investment Life Holding Co.	19,997	582,513
American Financial Group Inc./OH	20,062	1,286,977
American International Group Inc.	381,796	20,918,603
American National Insurance Co.	2,006	197,370
AMERISAFE Inc.	5,035	232,869
AmTrust Financial Services Inc.	8,186	466,479
Aon PLC	78,050	7,502,166
Arch Capital Group Ltd.[a]	35,570	2,191,112
Argo Group International Holdings Ltd.	8,692	435,904
Arthur J Gallagher & Co.	43,467	2,032,082
Aspen Insurance Holdings Ltd.	16,858	796,203
Assurant Inc.	20,087	1,233,543
Assured Guaranty Ltd.	43,339	1,143,716
Atlas Financial Holdings Inc.[a]	3,184	56,261
Axis Capital Holdings Ltd.	28,078	1,448,263
Baldwin & Lyons Inc. Class B	2,443	57,313
Brown & Brown Inc.	32,827	1,086,902
Chubb Corp. (The)	64,214	6,492,035
Cincinnati Financial Corp.	45,170	2,406,658
Citizens Inc./TXa,b	10,654	65,629
CNA Financial Corp.	7,354	304,676
CNO Financial Group Inc.	56,976	981,127
Crawford & Co. Class B	7,038	60,808
Donegal Group Inc. Class A	2,093	32,902
eHealth Inc.[a]	5,811	54,507
EMC Insurance Group Inc.	1,208	40,830
Employers Holdings Inc.	7,930	214,031
Endurance Specialty Holdings Ltd.	12,107	740,222

Security	Shares	Value

Enstar Group Ltd.[a]	2,187	$310,248
Erie Indemnity Co. Class A	6,843	597,120
Everest Re Group Ltd.	12,758	2,219,892
FBL Financial Group Inc. Class A	2,736	169,659
Federated National Holding Co.	3,133	95,870
Fidelity & Guaranty Life	3,725	78,970
First American Financial Corp.	29,334	1,046,637
FNF Group	78,007	2,867,537
Genworth Financial Inc. Class Aa	136,503	997,837
Global Indemnity PLC[a]	2,873	79,726
Greenlight Capital Re Ltd. Class Aa	7,856	249,821
Hallmark Financial Services Inc.[a]	4,004	42,442
Hanover Insurance Group Inc. (The)	12,439	902,823
Hartford Financial Services Group Inc. (The)	118,060	4,937,269
HCC Insurance Holdings Inc.	28,049	1,589,537
HCI Group Inc.	3,357	153,986
Heritage Insurance Holdings Inc.[a,b]	1,919	42,237
Horace Mann Educators Corp.	11,094	379,415
Independence Holding Co.	2,168	29,463
Infinity Property & Casualty Corp.	3,232	265,186
James River Group Holdings Ltd.	3,059	71,978
Kansas City Life Insurance Co.	1,137	52,222
Kemper Corp.	11,807	460,001
Lincoln National Corp.	73,091	4,199,809
Loews Corp.	90,194	3,682,621
Maiden Holdings Ltd.	14,168	210,111
Markel Corp.[a,b]	3,853	2,962,803
Marsh & McLennan Companies Inc.	153,473	8,608,301
MBIA Inc.[a]	39,136	363,965
Meadowbrook Insurance Group Inc.	13,813	117,410
Mercury General Corp.	5,805	335,239
MetLife Inc.	260,076	13,146,842
Montpelier Re Holdings Ltd.	10,374	398,777
National General Holdings Corp.	9,858	184,345
National Interstate Corp.	1,778	49,926
National Western Life Insurance Co. Class A	677	172,161
Navigators Group Inc. (The)[a]	2,824	219,820
Old Republic International Corp.	71,935	1,074,709
OneBeacon Insurance Group Ltd. Class Ab	6,285	95,595
PartnerRe Ltd.	13,273	1,517,502
Patriot National Inc.[a]	2,313	29,375
Phoenix Companies Inc. (The)[a]	1,676	83,783
Primerica Inc.	15,703	799,283
Principal Financial Group Inc.	82,520	4,239,052
ProAssurance Corp.	15,381	706,142
Progressive Corp. (The)	164,122	4,464,118
Prudential Financial Inc.	128,316	10,305,058
Reinsurance Group of America Inc.	19,164	1,785,893
RenaissanceRe Holdings Ltd.	12,792	1,275,746
RLI Corp.	11,815	619,224
Safety Insurance Group Inc.	3,434	205,181
Selective Insurance Group Inc.	15,229	442,402
StanCorp Financial Group Inc.	12,291	843,163
State Auto Financial Corp.	4,210	102,261
State National Companies Inc.	7,199	71,630
Stewart Information Services Corp.	5,484	222,870
Symetra Financial Corp.	21,474	503,780
Third Point Reinsurance Ltd.[a]	15,555	220,103
Torchmark Corp.	36,480	2,003,482
Travelers Companies Inc. (The)	89,398	9,666,606
United Fire Group Inc.	5,485	174,258
United Insurance Holdings Corp.	4,585	103,163
Universal Insurance Holdings Inc.	7,966	203,850

66

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Unum Group	71,322	$2,405,691
Validus Holdings Ltd.	23,327	982,067
White Mountains Insurance Group Ltd.	1,754	1,200,648
WR Berkley Corp.	27,810	1,404,683
XL Group PLC	70,714	2,602,275

		186,542,039
INTERNET & CATALOG RETAIL — 1.21%
1-800-Flowers.com Inc. Class Aa	7,085	83,816
Amazon.com Inc.[a]	104,536	38,897,846
Blue Nile Inc.[a,b]	3,364	107,110
EVINE Live Inc.[a]	10,776	72,307
Expedia Inc.	28,027	2,638,181
FTD Companies Inc.[a]	5,012	150,059
Gaiam Inc. Class Aa	4,155	30,290
Groupon Inc.[a,b]	132,918	958,339
HSN Inc.	9,333	636,791
Lands’ End Inc.[a]	4,150	148,902
Liberty Interactive Corp. Series Aa	136,017	3,970,336
Liberty TripAdvisor Holdings Inc. Class Aa	20,270	644,383
Liberty Ventures Series Aa	39,558	1,661,832
Netflix Inc.[a]	16,748	6,978,724
NutriSystem Inc.	7,964	159,121
Orbitz Worldwide Inc.[a]	14,104	164,453
Overstock.com Inc.[a]	3,134	75,905
PetMed Express Inc.	5,455	90,117
Priceline Group Inc. (The)[a]	14,357	16,713,702
Shutterfly Inc.[a,b]	10,464	473,391
Travelport Worldwide Ltd.[b]	8,252	137,808
TripAdvisor Inc.[a,b]	30,950	2,574,111
Wayfair Inc. Class Aa,b	3,475	111,617
zulily Inc. Class Aa,b	3,694	47,985

		77,527,126
INTERNET SOFTWARE & SERVICES — 3.26%
Actua Corp.[a]	10,458	161,994
Akamai Technologies Inc.[a]	49,987	3,551,326
Amber Road Inc.[a,b]	2,453	22,690
Angie’s List Inc.[a,b]	11,624	68,233
AOL Inc.[a]	22,938	908,574
Bankrate Inc.[a]	18,430	208,996
Bazaarvoice Inc.[a,b]	13,292	75,100
Benefitfocus Inc.[a,b]	1,382	50,844
Blucora Inc.[a,b]	11,164	152,500
Borderfree Inc.[a,b]	1,675	10,067
Box Inc. Class Aa	3,476	68,651
Brightcove Inc.[a,b]	7,832	57,409
Carbonite Inc.[a]	3,142	44,931
Care.com Inc.[a,b]	1,832	13,887
ChannelAdvisor Corp.[a,b]	5,609	54,351
Cimpress NVa	9,762	823,718
comScore Inc.[a]	9,692	496,230
Constant Contact Inc.[a]	8,391	320,620
Cornerstone OnDemand Inc.[a]	14,657	423,441
CoStar Group Inc.[a]	8,970	1,774,535
Coupons.com Inc.[a,b]	3,331	39,106
Cvent Inc.[a,b]	4,890	137,116
Dealertrack Technologies Inc.[a,b]	14,769	568,902
Demand Media Inc.[a]	1,704	9,747
Demandware Inc.[a]	8,283	504,435
Dice Holdings Inc.[a]	12,567	112,098

Security	Shares	Value

EarthLink Holdings Corp.	29,269	$129,954
eBay Inc.[a]	352,706	20,344,082
Endurance International Group Holdings Inc.[a,b]	10,230	194,984
Envestnet Inc.[a]	9,376	525,806
Equinix Inc.	15,707	3,657,375
Everyday Health Inc.[a,b]	2,094	26,929
Facebook Inc. Class Aa	549,381	45,167,359
Five9 Inc.[a]	3,366	18,715
Global Sources Ltd.[a]	5,126	30,038
Gogo Inc.[a,b]	15,348	292,533
Google Inc. Class Aa	78,099	43,321,515
Google Inc. Class Ca	79,024	43,305,152
GrubHub Inc.[a,b]	2,455	111,432
GTT Communications Inc.[a]	3,914	73,896
HomeAway Inc.[a,b]	25,833	779,382
Hortonworks Inc.[a]	1,999	47,656
IAC/InterActiveCorp	20,624	1,391,501
Internap Corp.[a,b]	14,651	149,880
IntraLinks Holdings Inc.[a]	10,175	105,209
j2 Global Inc.	13,812	907,172
LendingClub Corp.[a]	18,551	364,527
Limelight Networks Inc.[a]	17,509	63,558
LinkedIn Corp. Class Aa	29,152	7,283,919
Liquidity Services Inc.[a]	6,458	63,805
LivePerson Inc.[a]	15,279	156,381
LogMeIn Inc.[a,b]	6,752	378,044
Marchex Inc. Class B	6,984	28,495
Marin Software Inc.[a,b]	7,960	50,068
Marketo Inc.[a,b]	7,016	179,750
Millennial Media Inc.[a,b]	23,822	34,542
Monster Worldwide Inc.[a,b]	23,444	148,635
New Relic Inc.[a]	1,599	55,485
NIC Inc.	17,867	315,710
OPOWER Inc.[a,b]	2,148	21,759
Pandora Media Inc.[a,b]	56,832	921,247
Perficient Inc.[a]	8,938	184,927
Q2 Holdings Inc.[a,b]	2,757	58,283
QuinStreet Inc.[a]	9,109	54,199
Rackspace Hosting Inc.[a]	32,893	1,696,950
RealNetworks Inc.[a]	6,189	41,652
Reis Inc.	2,269	58,177
RetailMeNot Inc.[a]	8,423	151,698
Rightside Group Ltd.[a]	1,704	17,296
Rocket Fuel Inc.[a,b]	5,001	46,009
SciQuest Inc.[a]	6,276	106,253
Shutterstock Inc.[a,b]	4,182	287,178
SPS Commerce Inc.[a]	4,144	278,062
Stamps.com Inc.[a]	3,965	266,805
TechTarget Inc.[a]	4,547	52,427
Textura Corp.[a,b]	5,051	137,286
Travelzoo Inc.[a,b]	2,000	19,280
Tremor Video Inc.[a,b]	9,852	23,054
TrueCar Inc.[a,b]	2,150	38,377
Twitter Inc.[a]	142,994	7,161,140
Unwired Planet Inc.[a]	21,431	12,254
VeriSign Inc.[a,b]	30,765	2,060,332
Web.com Group Inc.[a]	14,263	270,284
WebMD Health Corp.[a,b]	10,664	467,456
Wix.com Ltd.[a]	5,716	109,519
XO Group Inc.[a]	7,344	129,768
Xoom Corp.[a,b]	8,451	124,145
Yahoo! Inc.[a]	263,373	11,702,979
Yelp Inc.[a]	14,068	666,120

67

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

YuMe Inc.[a,b]	5,029	$26,101
Zillow Group Inc. Class Aa,b	13,093	1,313,228

		208,867,235
IT SERVICES — 3.24%
Accenture PLC Class A	176,069	16,495,905
Acxiom Corp.[a]	20,111	371,852
Alliance Data Systems Corp.[a]	16,302	4,829,467
Amdocs Ltd.	44,443	2,417,699
Automatic Data Processing Inc.	134,366	11,507,104
Blackhawk Network Holdings Inc.[a,b]	14,637	523,565
Booz Allen Hamilton Holding Corp.	20,487	592,894
Broadridge Financial Solutions Inc.	33,416	1,838,214
CACI International Inc. Class Aa	6,405	575,938
Cardtronics Inc.[a]	12,242	460,299
Cass Information Systems Inc.	2,923	164,097
CIBER Inc.[a]	20,290	83,595
Cognizant Technology Solutions Corp. Class Aa	169,422	10,570,239
Computer Sciences Corp.	40,148	2,620,861
Computer Task Group Inc.	4,296	31,404
Convergys Corp.	28,998	663,184
CoreLogic Inc./ U.S.[a]	26,587	937,723
CSG Systems International Inc.	9,372	284,815
Datalink Corp.[a]	4,222	50,833
DST Systems Inc.	7,724	855,124
EPAM Systems Inc.[a]	9,779	599,355
Euronet Worldwide Inc.[a]	14,091	827,846
EVERTEC Inc.	18,112	395,928
ExlService Holdings Inc.[a]	9,048	336,586
Fidelity National Information Services Inc.	79,796	5,430,916
Fiserv Inc.[a]	69,566	5,523,540
FleetCor Technologies Inc.[a]	22,957	3,464,670
Forrester Research Inc.	3,938	144,840
Gartner Inc.[a]	24,990	2,095,412
Genpact Ltd.[a]	46,201	1,074,173
Global Cash Access Holdings Inc.[a]	17,498	133,335
Global Payments Inc.	18,863	1,729,360
Hackett Group Inc. (The)	6,918	61,847
Heartland Payment Systems Inc.	10,013	469,109
Higher One Holdings Inc.[a]	9,000	21,780
iGATE Corp.[a]	11,022	470,199
Information Services Group Inc.	9,060	36,149
International Business Machines Corp.	263,206	42,244,563
Jack Henry & Associates Inc.	23,617	1,650,592
Leidos Holdings Inc.	17,781	746,091
Lionbridge Technologies Inc.[a]	15,530	88,832
Luxoft Holding Inc.[a]	2,621	135,611
ManTech International Corp./VA Class A	6,394	217,012
MasterCard Inc. Class A	279,768	24,169,158
MAXIMUS Inc.	18,734	1,250,682
ModusLink Global Solutions Inc.[a,b]	10,700	41,195
MoneyGram International Inc.[a,b]	6,028	52,082
NeuStar Inc. Class Aa,b	15,753	387,839
Paychex Inc.	91,218	4,525,781
PRGX Global Inc.[a]	5,893	23,690
Sabre Corp.	12,517	304,163
Science Applications International Corp.	10,617	545,183
ServiceSource International Inc.[a,b]	16,817	52,133
Sykes Enterprises Inc.[a]	10,676	265,299
Syntel Inc.[a]	8,464	437,843
TeleTech Holdings Inc.	5,121	130,329
Teradata Corp.[a,b]	40,602	1,792,172

Security	Shares	Value

Total System Services Inc.	46,845	$1,787,137
Unisys Corp.[a,b]	15,044	349,171
Vantiv Inc. Class Aa	34,419	1,297,596
VeriFone Systems Inc.[a]	31,599	1,102,489
Virtusa Corp.[a]	7,291	301,702
Visa Inc. Class A	558,007	36,499,238
Western Union Co. (The)	149,350	3,107,973
WEX Inc.[a]	10,970	1,177,739
Xerox Corp.	323,646	4,158,851

		207,532,003
LEISURE PRODUCTS — 0.16%
Arctic Cat Inc.	3,439	124,905
Black Diamond Inc.[a]	5,901	55,764
Brunswick Corp./DE	26,303	1,353,289
Callaway Golf Co.	19,055	181,594
Escalade Inc.	2,761	47,986
Hasbro Inc.	32,001	2,023,743
JAKKS Pacific Inc.[a,b]	6,094	41,683
Johnson Outdoors Inc. Class A	1,674	55,426
LeapFrog Enterprises Inc.[a]	17,591	38,348
Malibu Boats Inc. Class Aa	1,983	46,303
Marine Products Corp.	2,831	24,262
Mattel Inc.	94,002	2,147,946
Nautilus Inc.[a]	8,525	130,177
Polaris Industries Inc.	18,338	2,587,492
Smith & Wesson Holding Corp.[a]	17,895	227,803
Sturm Ruger & Co. Inc.[b]	5,279	261,997
Vista Outdoor Inc.[a]	17,768	760,826

		10,109,544
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Accelerate Diagnostics Inc.[a,b]	6,197	139,432
Affymetrix Inc.[a,b]	18,924	237,685
Agilent Technologies Inc.	92,365	3,837,766
Albany Molecular Research Inc.[a,b]	6,393	112,517
Bio-Rad Laboratories Inc. Class Aa	5,779	781,205
Bio-Techne Corp.	10,251	1,028,073
Bruker Corp.[a,b]	30,180	557,425
Cambrex Corp.[a]	8,293	328,652
Charles River Laboratories International Inc.[a]	13,578	1,076,600
Enzo Biochem Inc.[a]	9,460	27,907
Fluidigm Corp.[a,b]	7,231	304,425
Furiex Pharmaceuticals Inc.	1,940	19,400
Illumina Inc.[a]	38,902	7,221,767
INC Research Holdings Inc.[a]	2,559	83,756
Luminex Corp.[a]	10,163	162,608
Mettler-Toledo International Inc.[a]	8,104	2,663,380
NanoString Technologies Inc.[a]	2,799	28,522
Pacific Biosciences of California Inc.[a,b]	19,219	112,239
PAREXEL International Corp.[a,b]	15,670	1,081,073
PerkinElmer Inc.	32,261	1,649,828
PRA Health Sciences Inc.[a]	5,368	154,813
QIAGEN NVa	65,242	1,644,098
Quintiles Transnational Holdings Inc.[a]	14,568	975,619
Sequenom Inc.[a,b]	31,314	123,690
Thermo Fisher Scientific Inc.	110,894	14,897,500
VWR Corp.[a]	8,078	209,947
Waters Corp.[a]	23,673	2,943,027

		42,402,954

68

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

MACHINERY — 1.85%
Accuride Corp.[a]	13,185	$61,442
Actuant Corp. Class A	17,781	422,121
AGCO Corp.	24,127	1,149,410
Alamo Group Inc.	1,955	123,419
Albany International Corp. Class A	7,569	300,868
Allison Transmission Holdings Inc.	37,317	1,191,905
Altra Industrial Motion Corp.	7,444	205,752
American Railcar Industries Inc.[b]	2,726	135,564
ARC Group Worldwide Inc.[a,b]	859	4,587
Astec Industries Inc.	5,450	233,696
Barnes Group Inc.	15,163	613,950
Blount International Inc.[a]	13,669	176,057
Briggs & Stratton Corp.	13,442	276,099
Caterpillar Inc.	173,761	13,906,093
Chart Industries Inc.[a]	8,267	289,965
CIRCOR International Inc.	4,939	270,163
CLARCOR Inc.	14,057	928,605
Colfax Corp.[a,b]	26,439	1,261,933
Columbus McKinnon Corp./NY	5,406	145,638
Commercial Vehicle Group Inc.[a]	6,834	44,011
Crane Co.	13,538	844,907
Cummins Inc.	51,422	7,129,146
Deere & Co.	95,644	8,387,022
Donaldson Co. Inc.	40,450	1,525,370
Douglas Dynamics Inc.	6,150	140,466
Dover Corp.	46,149	3,189,819
Dynamic Materials Corp.	3,905	49,867
Energy Recovery Inc.[a,b]	12,415	32,155
EnPro Industries Inc.	6,804	448,724
ESCO Technologies Inc.	7,415	289,037
ExOne Co. (The)[a,b]	3,469	47,352
Federal Signal Corp.	16,800	265,272
Flowserve Corp.	38,061	2,150,066
FreightCar America Inc.	3,222	101,267
Global Brass & Copper Holdings Inc.	5,938	91,742
Gorman-Rupp Co. (The)	5,313	159,124
Graco Inc.	16,739	1,207,886
Graham Corp.	2,897	69,441
Greenbrier Companies Inc. (The)[b]	7,580	439,640
Harsco Corp.	22,463	387,711
Hillenbrand Inc.	17,330	534,977
Hurco Companies Inc.	1,807	59,505
Hyster-Yale Materials Handling Inc.	2,806	205,652
IDEX Corp.	22,708	1,721,948
Illinois Tool Works Inc.	89,999	8,742,503
Ingersoll-Rand PLC	74,954	5,102,868
ITT Corp.	25,978	1,036,782
John Bean Technologies Corp.	8,028	286,760
Joy Global Inc.	27,800	1,089,204
Kadant Inc.	3,168	166,669
Kennametal Inc.	21,549	725,986
LB Foster Co. Class A	2,686	127,531
Lincoln Electric Holdings Inc.	21,219	1,387,510
Lindsay Corp.[b]	3,444	262,605
Lydall Inc.[a]	4,757	150,892
Manitex International Inc.[a,b]	3,355	32,644
Manitowoc Co. Inc. (The)	36,526	787,501
Meritor Inc.[a]	26,818	338,175
Middleby Corp. (The)[a,b]	16,310	1,674,222
Miller Industries Inc./TN	2,999	73,476
Mueller Industries Inc.	15,619	564,314

Security	Shares	Value

Mueller Water Products Inc. Class A	43,432	$427,805
Navistar International Corp.[a,b]	15,430	455,185
NN Inc.	4,480	112,358
Nordson Corp.	17,794	1,393,982
Omega Flex Inc.	800	20,120
Oshkosh Corp.	21,481	1,048,058
PACCAR Inc.	98,842	6,240,884
Pall Corp.	30,757	3,087,695
Parker-Hannifin Corp.	41,276	4,902,763
Pentair PLC	50,901	3,201,164
Proto Labs Inc.[a,b]	6,235	436,450
RBC Bearings Inc.	6,136	469,649
Rexnord Corp.[a]	20,719	552,990
Snap-on Inc.	16,187	2,380,460
SPX Corp.	11,266	956,483
Standex International Corp.	3,406	279,735
Stanley Black & Decker Inc.	43,267	4,125,941
Sun Hydraulics Corp.	5,845	241,749
Tennant Co.	5,191	339,336
Terex Corp.	30,625	814,319
Timken Co. (The)	22,590	951,943
Titan International Inc.	10,442	97,737
Toro Co. (The)	15,868	1,112,664
TriMas Corp.[a]	12,378	381,119
Trinity Industries Inc.[b]	42,947	1,525,048
Twin Disc Inc.	2,253	39,811
Valmont Industries Inc.[b]	6,808	836,567
Wabash National Corp.[a]	18,900	266,490
WABCO Holdings Inc.[a]	16,064	1,973,944
Wabtec Corp./DE	26,750	2,541,518
Watts Water Technologies Inc. Class A	7,863	432,701
Woodward Inc.	19,228	980,820
Xerium Technologies Inc.[a]	3,024	49,049
Xylem Inc./NY	51,446	1,801,639

		118,247,192
MARINE — 0.03%
Baltic Trading Ltd.[b]	13,622	20,297
International Shipholding Corp.	1,392	16,857
Kirby Corp.[a]	16,270	1,221,064
Knightsbridge Shipping Ltd.[b]	11,111	55,555
Matson Inc.	11,683	492,555
Navios Maritime Holdings Inc.	21,972	91,843
Safe Bulkers Inc.	10,760	38,628
Scorpio Bulkers Inc.[a]	36,423	86,323
Ultrapetrol Bahamas Ltd.[a]	5,940	8,613

		2,031,735
MEDIA — 3.48%
AH Belo Corp. Class A	5,208	42,862
AMC Entertainment Holdings Inc. Class A	5,825	206,729
AMC Networks Inc. Class Aa	16,579	1,270,615
Cablevision Systems Corp. Class A	53,790	984,357
Carmike Cinemas Inc.[a,b]	7,878	264,701
CBS Corp. Class B NVS	138,352	8,388,282
Central European Media Enterprises Ltd. Class Aa,b	21,076	56,062
Charter Communications Inc. Class Aa	21,963	4,241,275
Cinedigm Corp.[a]	21,226	34,386
Cinemark Holdings Inc.	31,931	1,439,130
Clear Channel Outdoor Holdings Inc. Class A	11,379	115,156
Comcast Corp. Class A	720,746	40,700,527

69

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Crown Media Holdings Inc. Class Aa	9,435	$37,740
Cumulus Media Inc. Class Aa,b	38,001	93,863
Daily Journal Corp.[a,b]	220	40,304
Dex Media Inc.[a,b]	4,789	20,066
DIRECTV[a]	130,390	11,096,189
Discovery Communications Inc. Class Aa,b	63,619	1,956,920
Discovery Communications Inc. Class Ca	63,619	1,875,170
DISH Network Corp. Class Aa	59,044	4,136,623
DreamWorks Animation SKG Inc. Class Aa,b	20,413	493,995
Entercom Communications Corp. Class Aa	6,496	78,926
Entravision Communications Corp. Class A	13,601	86,094
Eros International PLC[a]	5,414	94,583
EW Scripps Co. (The) Class Aa	8,252	234,687
Gannett Co. Inc.	63,173	2,342,455
Global Eagle Entertainment Inc.[a,b]	11,810	157,191
Gray Television Inc.[a]	13,824	191,048
Harte-Hanks Inc.	12,414	96,829
Hemisphere Media Group Inc.[a,b]	2,334	29,525
Interpublic Group of Companies Inc. (The)	118,354	2,617,991
John Wiley & Sons Inc. Class A	12,358	755,568
Journal Communications Inc. Class Aa	11,535	170,949
Lee Enterprises Inc./IAa,b	14,832	47,017
Liberty Broadband Corp. Class Aa,b	6,413	362,206
Liberty Broadband Corp. Class Ca	17,938	1,015,291
Liberty Media Corp. Class Aa	26,122	1,007,003
Liberty Media Corp. Class Ca	52,296	1,997,707
Lions Gate Entertainment Corp.	22,318	757,027
Live Nation Entertainment Inc.[a,b]	41,210	1,039,728
Loral Space & Communications Inc.[a]	3,529	241,525
Madison Square Garden Co. (The) Class Aa	17,716	1,499,659
Martha Stewart Living Omnimedia Inc. Class Aa	7,356	47,814
McClatchy Co. (The) Class Aa	15,629	28,757
MDC Partners Inc. Class A	13,305	377,197
Media General Inc.[a,b]	22,472	370,563
Meredith Corp.	10,060	561,046
Morningstar Inc.	5,775	432,605
National CineMedia Inc.	15,514	234,261
New Media Investment Group Inc.	12,588	301,231
New York Times Co. (The) Class A	39,064	537,521
News Corp. Class Aa	137,205	2,196,652
Nexstar Broadcasting Group Inc. Class A	8,128	465,084
Omnicom Group Inc.	71,622	5,585,084
Radio One Inc. Class Da	6,393	19,690
ReachLocal Inc.[a]	2,779	8,087
Reading International Inc. Class Aa	4,765	64,089
Regal Entertainment Group Class A	22,737	519,313
Rentrak Corp.[a,b]	2,691	149,512
Saga Communications Inc. Class A	1,275	56,789
Salem Media Group Inc. Class A	2,893	17,821
Scholastic Corp.	7,179	293,908
Scripps Networks Interactive Inc. Class A	27,215	1,865,860
SFX Entertainment Inc.[a,b]	13,348	54,593
Sinclair Broadcast Group Inc. Class A	18,851	592,110
Sirius XM Holdings Inc.[a]	717,026	2,739,039
Sizmek Inc.[a,b]	7,351	53,368
Starz Series Aa,b	23,852	820,747
Thomson Reuters Corp.	98,466	3,993,781
Time Inc.	30,810	691,376
Time Warner Cable Inc.	77,673	11,641,629
Time Warner Inc.	231,482	19,546,340
Townsquare Media Inc. Class Aa	2,442	31,380
Twenty-First Century Fox Inc. Class A	529,992	17,934,929
Viacom Inc. Class B	112,875	7,709,363

Security	Shares	Value

Walt Disney Co. (The)	481,857	$50,541,981
World Wrestling Entertainment Inc. Class Ab	7,365	103,184

		222,904,665
METALS & MINING — 0.48%
AK Steel Holding Corp.[a,b]	48,925	218,695
Alcoa Inc.	325,857	4,210,072
Allegheny Technologies Inc.	29,790	893,998
AM Castle & Co.[a,b]	4,460	16,279
Ampco-Pittsburgh Corp.	2,267	39,582
Carpenter Technology Corp.	14,658	569,903
Century Aluminum Co.[a,b]	14,373	198,347
Cliffs Natural Resources Inc.[b]	42,307	203,497
Coeur Mining Inc.[a,b]	27,658	130,269
Commercial Metals Co.	32,148	520,476
Compass Minerals International Inc.	9,180	855,668
Freeport-McMoRan Inc.	290,339	5,501,924
Gerber Scientific Inc. Escrow[a]	5,665	57
Globe Specialty Metals Inc.	16,899	319,729
Gold Resource Corp.	8,260	26,349
Handy & Harman Ltd.[a]	1,675	68,776
Haynes International Inc.	3,324	148,284
Hecla Mining Co.	111,697	332,857
Horsehead Holding Corp.[a,b]	16,228	205,446
Kaiser Aluminum Corp.	5,306	407,978
Materion Corp.	5,572	214,132
Molycorp Inc.[a,b]	51,232	19,740
Newmont Mining Corp.	138,877	3,015,020
Noranda Aluminum Holding Corp.	9,253	27,481
Nucor Corp.	89,109	4,235,351
Olympic Steel Inc.	2,405	32,371
Reliance Steel & Aluminum Co.	21,942	1,340,217
Royal Gold Inc.	17,818	1,124,494
RTI International Metals Inc.[a]	8,321	298,807
Ryerson Holding Corp.[a]	3,045	19,397
Schnitzer Steel Industries Inc. Class A	7,036	111,591
Southern Copper Corp.	40,397	1,178,784
Steel Dynamics Inc.	66,373	1,334,097
Stillwater Mining Co.[a,b]	32,005	413,505
SunCoke Energy Inc.	19,553	292,122
Tahoe Resources Inc.	23,210	254,382
TimkenSteel Corp.	11,295	298,979
U.S. Steel Corp.	39,933	974,365
Universal Stainless & Alloy Products Inc.[a,b]	1,926	50,500
Walter Energy Inc.[b]	17,362	10,764
Worthington Industries Inc.	14,443	384,328

		30,498,613
MULTI-UTILITIES — 1.04%
Alliant Energy Corp.	30,800	1,940,400
Ameren Corp.	66,898	2,823,095
Avista Corp.	16,287	556,690
Black Hills Corp.	12,263	618,546
CenterPoint Energy Inc.	120,858	2,466,712
CMS Energy Corp.	75,540	2,637,101
Consolidated Edison Inc.	81,915	4,996,815
Dominion Resources Inc./VA	161,432	11,440,686
DTE Energy Co.	48,994	3,953,326
Integrys Energy Group Inc.	22,643	1,630,749
MDU Resources Group Inc.	52,406	1,118,344
NiSource Inc.	87,844	3,879,191

70

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

NorthWestern Corp.	13,010	$699,808
PG&E Corp.	129,296	6,861,739
Public Service Enterprise Group Inc.	141,449	5,929,542
SCANA Corp.	39,659	2,180,848
Sempra Energy	68,658	7,485,095
TECO Energy Inc.	64,695	1,255,083
Vectren Corp.	22,783	1,005,642
Wisconsin Energy Corp.	63,089	3,122,905

		66,602,317
MULTILINE RETAIL — 0.70%
Big Lots Inc.	15,588	748,692
Bon-Ton Stores Inc. (The)[b]	3,804	26,476
Burlington Stores Inc.[a]	7,874	467,873
Dillard’s Inc. Class A	6,788	926,630
Dollar General Corp.[a]	86,040	6,485,695
Dollar Tree Inc.[a,b]	57,837	4,693,183
Family Dollar Stores Inc.	26,541	2,103,109
Fred’s Inc. Class A	10,195	174,233
JC Penney Co. Inc.[a,b]	84,320	709,131
Kohl’s Corp.	58,571	4,583,181
Macy’s Inc.	94,886	6,159,050
Nordstrom Inc.	38,406	3,084,770
Sears Holdings Corp.[a,b]	7,379	305,343
Target Corp.	176,395	14,476,738
Tuesday Morning Corp.[a,b]	11,634	187,307

		45,131,411
OIL, GAS & CONSUMABLE FUELS — 6.02%
Abraxas Petroleum Corp.[a]	22,401	72,803
Adams Resources & Energy Inc.	673	45,232
Alon USA Energy Inc.	6,395	105,965
Alpha Natural Resources Inc.[a,b]	60,903	60,897
American Eagle Energy Corp.[a,b]	8,420	1,516
Amyris Inc.[a,b]	8,405	20,172
Anadarko Petroleum Corp.	140,478	11,632,983
Antero Resources Corp.[a,b]	14,643	517,191
Apache Corp.	106,844	6,445,899
Approach Resources Inc.[a,b]	9,499	62,598
Arch Coal Inc.[a,b]	58,763	58,757
Ardmore Shipping Corp.	5,009	50,441
Bill Barrett Corp.[a,b]	13,337	110,697
Bonanza Creek Energy Inc.[a]	11,502	283,639
Cabot Oil & Gas Corp.	115,629	3,414,524
California Resources Corp.	84,315	641,637
Callon Petroleum Co.[a,b]	11,706	87,444
Carrizo Oil & Gas Inc.[a,b]	14,276	708,803
Cheniere Energy Inc.[a]	65,971	5,106,155
Chesapeake Energy Corp.	145,923	2,066,270
Chevron Corp.	529,656	55,603,287
Cimarex Energy Co.	24,514	2,821,316
Clayton Williams Energy Inc.[a,b]	1,723	87,236
Clean Energy Fuels Corp.[a,b]	18,342	97,855
Cloud Peak Energy Inc.[a,b]	16,840	98,009
Cobalt International Energy Inc.[a,b]	97,139	914,078
Comstock Resources Inc.[b]	13,390	47,802
Concho Resources Inc.[a]	33,376	3,868,946
ConocoPhillips	341,453	21,258,864
CONSOL Energy Inc.	63,357	1,767,027
Contango Oil & Gas Co.[a,b]	5,455	120,010
Continental Resources Inc./OKa,b	23,478	1,025,284

Security	Shares	Value

CVR Energy Inc.	4,526	$192,627
Delek U.S. Holdings Inc.	16,363	650,429
Denbury Resources Inc.[b]	97,564	711,242
Devon Energy Corp.	113,227	6,828,720
DHT Holdings Inc.	30,412	212,276
Diamondback Energy Inc.[a]	12,532	962,959
Dorian LPG Ltd.[a,b]	2,030	26,451
Eclipse Resources Corp.[a,b]	8,370	47,039
Emerald Oil Inc.[a,b]	20,287	15,012
Energen Corp.	19,923	1,314,918
Energy XXI Ltd.[b]	26,207	95,393
EOG Resources Inc.	151,827	13,921,018
EP Energy Corp. Class Aa,b	9,694	101,593
EQT Corp.	42,232	3,499,766
Evolution Petroleum Corp.	4,283	25,484
EXCO Resources Inc.[b]	42,086	77,017
Exxon Mobil Corp.	1,194,740	101,552,900
Frontline Ltd./Bermuda[a,b]	14,074	31,526
FX Energy Inc.[a,b]	14,391	17,989
GasLog Ltd.[b]	11,982	232,690
Gastar Exploration Inc.[a]	15,704	41,144
Golar LNG Ltd.[b]	14,091	468,948
Goodrich Petroleum Corp.[a,b]	11,109	39,437
Green Plains Inc.	10,283	293,580
Gulfport Energy Corp.[a]	23,585	1,082,787
Halcon Resources Corp.[a,b]	72,575	111,766
Hallador Energy Co.	1,884	22,024
Harvest Natural Resources Inc.[a,b]	11,649	5,207
Hess Corp.	70,455	4,781,781
HollyFrontier Corp.	55,878	2,250,207
Isramco Inc.[a,b]	237	29,815
Jones Energy Inc. Class Aa,b	3,071	27,578
Kinder Morgan Inc./DE	378,462	15,918,112
Kosmos Energy Ltd.[a]	27,908	220,752
Laredo Petroleum Inc.[a,b]	32,135	419,040
Magnum Hunter Resources Corp.[a,b]	54,742	146,161
Marathon Oil Corp.	187,362	4,892,022
Marathon Petroleum Corp.	66,243	6,782,621
Matador Resources Co.[a,b]	21,288	466,633
Memorial Resource Development Corp.[a]	13,874	246,125
Midstates Petroleum Co. Inc.[a,b]	6,575	5,589
Miller Energy Resources Inc.[a,b]	10,288	6,431
Murphy Oil Corp.	49,560	2,309,496
Navios Maritime Acquisition Corp.	22,781	80,645
Newfield Exploration Co.[a]	45,251	1,587,858
Noble Energy Inc.	107,872	5,274,941
Nordic American Tankers Ltd.[b]	23,921	284,899
Northern Oil and Gas Inc.[a,b]	17,544	135,264
Oasis Petroleum Inc.[a,b]	38,726	550,684
Occidental Petroleum Corp.	218,666	15,962,618
ONEOK Inc.	58,021	2,798,933
Pacific Ethanol Inc.[a,b]	5,594	60,359
Panhandle Oil and Gas Inc. Class A	3,876	76,706
Parsley Energy Inc. Class Aa,b	13,834	221,067
PBF Energy Inc.	19,027	645,396
PDC Energy Inc.[a]	9,877	533,753
Peabody Energy Corp.[b]	74,454	366,314
Penn Virginia Corp.[a,b]	18,701	121,182
PetroCorp Inc. Escrow[a]	1,248	—
PetroQuest Energy Inc.[a]	15,378	35,369
Phillips 66	157,702	12,395,377
Pioneer Natural Resources Co.	39,639	6,481,373
QEP Resources Inc.	49,469	1,031,429

71

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Range Resources Corp.	45,673	$2,376,823
Renewable Energy Group Inc.[a,b]	11,374	104,868
Resolute Energy Corp.[a,b]	18,615	10,488
REX American Resources Corp.[a,b]	1,766	107,390
Rex Energy Corp.[a,b]	12,041	44,793
Ring Energy Inc.[a,b]	5,160	54,799
Rosetta Resources Inc.[a,b]	16,773	285,476
RSP Permian Inc.[a,b]	6,339	159,679
Sanchez Energy Corp.[a,b]	14,799	192,535
SandRidge Energy Inc.[a,b]	135,954	241,998
Scorpio Tankers Inc.	43,988	414,367
SemGroup Corp. Class A	11,532	938,013
Ship Finance International Ltd.[b]	18,249	270,085
SM Energy Co.	18,339	947,760
Solazyme Inc.[a,b]	20,809	59,514
Southwestern Energy Co.[a,b]	106,543	2,470,732
Spectra Energy Corp.	186,942	6,761,692
Stone Energy Corp.[a,b]	15,555	228,347
Swift Energy Co.[a,b]	11,987	25,892
Synergy Resources Corp.[a]	24,038	284,850
Targa Resources Corp.	13,556	1,298,529
Teekay Corp.	12,556	584,733
Teekay Tankers Ltd. Class A	28,839	165,536
Tesoro Corp.	35,849	3,272,655
TransAtlantic Petroleum Ltd.[a,b]	6,268	33,471
Triangle Petroleum Corp.[a,b]	18,713	94,126
Ultra Petroleum Corp.[a,b]	42,420	663,025
VAALCO Energy Inc.[a]	16,120	39,494
Valero Energy Corp.	148,988	9,478,617
Vertex Energy Inc.[a,b]	3,261	12,066
W&T Offshore Inc.[b]	9,565	48,877
Warren Resources Inc.[a]	19,425	17,288
Western Refining Inc.	13,299	656,838
Westmoreland Coal Co.[a]	4,744	126,949
Whiting Petroleum Corp.[a]	45,613	1,409,442
Williams Companies Inc. (The)	207,979	10,521,658
World Fuel Services Corp.	19,907	1,144,254
WPX Energy Inc.[a]	55,118	602,440

		385,081,908
PAPER & FOREST PRODUCTS — 0.18%
Boise Cascade Co.[a]	10,802	404,643
Clearwater Paper Corp.[a]	5,088	332,246
Deltic Timber Corp.	3,053	202,261
Domtar Corp.	18,280	844,902
International Paper Co.	120,041	6,661,075
KapStone Paper and Packaging Corp.	24,647	809,407
Louisiana-Pacific Corp.[a]	38,077	628,651
Neenah Paper Inc.	4,392	274,676
PH Glatfelter Co.	11,730	322,927
Resolute Forest Products Inc.[a]	19,323	333,322
Schweitzer-Mauduit International Inc.	8,558	394,695
Wausau Paper Corp.	12,220	116,457

		11,325,262
PERSONAL PRODUCTS — 0.15%
Avon Products Inc.	119,106	951,657
Coty Inc. Class Aa	19,481	472,804
Elizabeth Arden Inc.[a,b]	7,023	109,559
Estee Lauder Companies Inc. (The) Class A	63,594	5,288,477
Female Health Co. (The)[b]	5,504	15,576

Security	Shares	Value

Herbalife Ltd.[b]	20,678	$884,191
Inter Parfums Inc.	4,501	146,823
Medifast Inc.[a]	3,848	115,324
Nature’s Sunshine Products Inc.	3,240	42,509
Nu Skin Enterprises Inc. Class A	16,182	974,318
Nutraceutical International Corp.[a]	2,220	43,734
Revlon Inc. Class Aa	3,185	131,222
Synutra International Inc.[a]	4,782	30,605
USANA Health Sciences Inc.[a]	1,726	191,793

		9,398,592
PHARMACEUTICALS — 5.32%
AbbVie Inc.	442,479	25,902,721
AcelRx Pharmaceuticals Inc.[a,b]	5,825	22,485
Achaogen Inc.[a,b]	1,919	18,729
Actavis PLC[a]	101,142	30,101,882
Aerie Pharmaceuticals Inc.[a,b]	3,692	115,707
Akorn Inc.[a]	17,811	846,201
Alimera Sciences Inc.[a,b]	4,745	23,772
Amphastar Pharmaceuticals Inc.[a]	2,524	37,759
Ampio Pharmaceuticals Inc.[a,b]	16,316	122,859
ANI Pharmaceuticals Inc.[a,b]	1,913	119,658
Aratana Therapeutics Inc.[a,b]	7,029	112,534
Bio-Path Holdings Inc.[a]	20,349	36,628
BioDelivery Sciences International Inc.[a]	9,741	102,281
Bristol-Myers Squibb Co.	461,133	29,743,078
Catalent Inc.[a]	13,507	420,743
Cempra Inc.[a,b]	8,230	282,371
Corcept Therapeutics Inc.[a,b]	13,700	76,720
Depomed Inc.[a,b]	15,294	342,739
Dermira Inc.[a]	2,148	32,972
Egalet Corp.[a,b]	1,095	14,158
Eli Lilly & Co.	273,799	19,891,497
Endo International PLC[a]	49,371	4,428,579
Endocyte Inc.[a,b]	12,368	77,424
Flex Pharma Inc.[a]	1,502	29,439
Horizon Pharma PLC[a]	19,006	493,586
Hospira Inc.[a]	46,909	4,120,487
IGI Laboratories Inc.[a,b]	7,980	65,117
Impax Laboratories Inc.[a]	20,383	955,351
Intersect ENT Inc.[a,b]	1,649	42,594
Intra-Cellular Therapies Inc.[a]	4,758	113,621
Jazz Pharmaceuticals PLC[a]	16,443	2,841,186
Johnson & Johnson	787,103	79,182,562
Lannett Co. Inc.[a,b]	7,079	479,319
Mallinckrodt PLC[a]	31,299	3,964,018
Medicines Co. (The)[a,b]	17,678	495,338
Merck & Co. Inc.	813,114	46,737,793
Mylan NVa	103,620	6,149,847
Nektar Therapeutics[a]	37,204	409,244
Omeros Corp.[a,b]	11,147	245,568
Pacira Pharmaceuticals Inc./DEa,b	9,871	877,038
Pain Therapeutics Inc.[a]	10,531	19,904
Pernix Therapeutics Holdings Inc.[a,b]	9,477	101,309
Perrigo Co. PLC	39,055	6,465,555
Pfizer Inc.	1,774,722	61,742,578
Phibro Animal Health Corp.	4,065	143,942
POZEN Inc.[a]	7,190	55,507
Prestige Brands Holdings Inc.[a]	13,836	593,426
Relypsa Inc.[a]	4,708	169,818
Repros Therapeutics Inc.[a,b]	5,555	47,717
Revance Therapeutics Inc.[a]	2,223	46,083

72

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Sagent Pharmaceuticals Inc.[a]	7,043	$163,750
Salix Pharmaceuticals Ltd.[a]	17,549	3,032,643
SciClone Pharmaceuticals Inc.[a]	15,693	139,040
Sucampo Pharmaceuticals Inc. Class Aa	7,291	113,448
Supernus Pharmaceuticals Inc.[a,b]	5,649	68,296
Tetraphase Pharmaceuticals Inc.[a]	7,704	282,275
TherapeuticsMD Inc.[a,b]	34,971	211,575
Theravance Biopharma Inc.[a]	6,196	107,501
Theravance Inc.[b]	21,688	340,935
VIVUS Inc.[a,b]	27,633	67,977
XenoPort Inc.[a]	20,693	147,334
Zoetis Inc.	139,832	6,472,823
Zogenix Inc.[a,b]	31,993	43,830
ZS Pharma Inc.[a]	1,901	79,994

		340,732,865
PROFESSIONAL SERVICES — 0.42%
Acacia Research Corp.	13,686	146,440
Advisory Board Co. (The)[a]	11,642	620,286
Barrett Business Services Inc.	1,969	84,352
CBIZ Inc.[a,b]	10,627	99,150
CDI Corp.	3,865	54,303
Corporate Executive Board Co. (The)	9,269	740,222
CRA International Inc.[a]	2,972	92,489
Dun & Bradstreet Corp. (The)	10,260	1,316,974
Equifax Inc.	34,154	3,176,322
Exponent Inc.	3,776	335,686
Franklin Covey Co.[a]	3,739	72,013
FTI Consulting Inc.[a]	10,761	403,107
GP Strategies Corp.[a]	3,007	111,259
Heidrick & Struggles International Inc.	5,025	123,515
Hill International Inc.[a]	6,652	23,881
Huron Consulting Group Inc.[a]	6,468	427,858
ICF International Inc.[a]	5,425	221,611
IHS Inc. Class Aa,b	18,825	2,141,532
Insperity Inc.	6,336	331,309
Kelly Services Inc. Class A	7,256	126,545
Kforce Inc.	7,940	177,141
Korn/Ferry International	13,275	436,349
ManpowerGroup Inc.	22,065	1,900,900
Mistras Group Inc.[a]	4,291	82,645
Navigant Consulting Inc.[a]	14,312	185,484
Nielsen NV	78,054	3,478,867
On Assignment Inc.[a]	14,941	573,286
Paylocity Holding Corp.[a]	2,309	66,130
Pendrell Corp.[a]	44,346	57,650
Resources Connection Inc.	11,671	204,242
Robert Half International Inc.	38,488	2,329,294
RPX Corp.[a]	14,529	209,072
Towers Watson & Co. Class A	17,940	2,371,399
TriNet Group Inc.[a]	4,345	153,074
TrueBlue Inc.[a]	11,241	273,718
Verisk Analytics Inc. Class Aa	46,079	3,290,041
VSE Corp.	1,105	90,477
WageWorks Inc.[a]	9,655	514,901

		27,043,524
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.89%
Acadia Realty Trust	19,151	667,987
AG Mortgage Investment Trust Inc.	7,530	141,865
Agree Realty Corp.[b]	5,497	181,236

Security	Shares	Value

Alexander’s Inc.[b]	669	$305,452
Alexandria Real Estate Equities Inc.	19,777	1,938,937
Altisource Residential Corp.	15,631	326,063
American Assets Trust Inc.	8,223	355,891
American Campus Communities Inc.	31,174	1,336,429
American Capital Agency Corp.	98,420	2,099,299
American Capital Mortgage Investment Corp.	16,270	292,209
American Homes 4 Rent Class A	42,671	706,205
American Realty Capital Properties Inc.	251,356	2,475,857
American Residential Properties Inc.[a,b]	8,747	157,359
American Tower Corp.	117,526	11,065,073
Annaly Capital Management Inc.	261,756	2,722,262
Anworth Mortgage Asset Corp.	38,014	193,491
Apartment Investment & Management Co. Class A	43,124	1,697,361
Apollo Commercial Real Estate Finance Inc.	15,162	260,483
Apollo Residential Mortgage Inc.	8,386	133,757
Ares Commercial Real Estate Corp.	8,079	89,273
Armada Hoffler Properties Inc.[b]	5,236	55,816
ARMOUR Residential REIT Inc.	102,880	326,130
Ashford Hospitality Prime Inc.	8,110	136,005
Ashford Hospitality Trust Inc.	20,794	200,038
Associated Estates Realty Corp.	17,488	431,604
AvalonBay Communities Inc.	36,189	6,305,933
Aviv REIT Inc.	5,358	195,567
BioMed Realty Trust Inc.	57,995	1,314,167
Boston Properties Inc.	42,529	5,974,474
Brandywine Realty Trust	49,961	798,377
Brixmor Property Group Inc.	15,808	419,702
Camden Property Trust	23,491	1,835,352
Campus Crest Communities Inc.	17,825	127,627
Capstead Mortgage Corp.[b]	25,786	303,501
CareTrust REIT Inc.	6,617	89,727
CatchMark Timber Trust Inc. Class A	3,339	39,133
CBL & Associates Properties Inc.	45,089	892,762
Cedar Realty Trust Inc.	26,954	201,885
Chambers Street Properties	68,799	542,136
Chatham Lodging Trust	10,647	313,128
Chesapeake Lodging Trust	15,192	513,945
Chimera Investment Corp.	285,082	895,157
Colony Financial Inc.	29,812	772,727
Columbia Property Trust Inc.	34,650	936,243
CorEnergy Infrastructure Trust Inc.	9,235	63,999
CoreSite Realty Corp.	5,797	282,198
Corporate Office Properties Trust	25,858	759,708
Corrections Corp. of America[b]	32,939	1,326,124
Cousins Properties Inc.[b]	61,506	651,964
Crown Castle International Corp.	93,341	7,704,366
CubeSmart	45,539	1,099,767
CyrusOne Inc.	9,195	286,148
CYS Investments Inc.[b]	48,392	431,173
DCT Industrial Trust Inc.	22,104	766,125
DDR Corp.[b]	85,488	1,591,787
DiamondRock Hospitality Co.	52,656	744,029
Digital Realty Trust Inc.	37,787	2,492,431
Douglas Emmett Inc.	41,239	1,229,335
Duke Realty Corp.	92,574	2,015,336
DuPont Fabros Technology Inc.[b]	18,713	611,541
Dynex Capital Inc.	15,268	129,320
Easterly Government Properties Inc.[a]	3,838	61,600
EastGroup Properties Inc.	8,342	501,688
Education Realty Trust Inc.[b]	9,906	350,474
Empire State Realty Trust Inc. Class A	26,629	500,891
EPR Properties	15,782	947,393

73

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

Equity Commonwealth[a]	36,177	$960,499
Equity Lifestyle Properties Inc.	22,900	1,258,355
Equity One Inc.	16,611	443,348
Equity Residential	100,432	7,819,636
Essex Property Trust Inc.	17,328	3,983,707
Excel Trust Inc.	19,834	278,073
Extra Space Storage Inc.	32,072	2,167,105
Federal Realty Investment Trust	18,543	2,729,715
FelCor Lodging Trust Inc.	34,893	400,921
First Industrial Realty Trust Inc.	29,716	636,814
First Potomac Realty Trust	16,261	193,343
Franklin Street Properties Corp.	25,622	328,474
Gaming and Leisure Properties Inc.	23,387	862,279
General Growth Properties Inc.	158,900	4,695,495
GEO Group Inc. (The)	20,017	875,544
Getty Realty Corp.	7,212	131,258
Gladstone Commercial Corp.	7,128	132,652
Government Properties Income Trust	17,884	408,649
Gramercy Property Trust Inc.	12,904	362,215
Great Ajax Corp.[a]	1,188	17,262
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,988	164,301
Hatteras Financial Corp.	27,108	492,281
HCP Inc.	127,211	5,496,787
Health Care REIT Inc.	96,884	7,494,946
Healthcare Realty Trust Inc.	26,967	749,143
Healthcare Trust of America Inc. Class A	35,129	978,694
Hersha Hospitality Trust	55,908	361,725
Highwoods Properties Inc.	25,918	1,186,526
Home Properties Inc.	15,736	1,090,347
Hospitality Properties Trust	40,659	1,341,340
Host Hotels & Resorts Inc.	212,345	4,285,122
Hudson Pacific Properties Inc.	18,122	601,469
InfraREIT Inc.[a]	6,397	182,890
Inland Real Estate Corp.	27,674	295,835
Invesco Mortgage Capital Inc.	34,106	529,666
Investors Real Estate Trust	35,054	262,905
Iron Mountain Inc.[b]	52,139	1,902,031
iStar Financial Inc.[a]	23,440	304,720
Kilroy Realty Corp.	23,929	1,822,672
Kimco Realty Corp.	113,414	3,045,166
Kite Realty Group Trust	9,065	255,361
Lamar Advertising Co. Class A	22,097	1,309,689
LaSalle Hotel Properties[b]	30,972	1,203,572
Lexington Realty Trust[b]	56,852	558,855
Liberty Property Trust	40,872	1,459,130
LTC Properties Inc.[b]	9,489	436,494
Macerich Co. (The)	43,788	3,692,642
Mack-Cali Realty Corp.	24,484	472,052
Medical Properties Trust Inc.	57,574	848,641
MFA Financial Inc.[b]	99,154	779,350
Mid-America Apartment Communities Inc.	20,561	1,588,748
Monmouth Real Estate Investment Corp.	18,921	210,212
National Health Investors Inc.	10,393	738,007
National Retail Properties Inc.[b]	36,575	1,498,478
New Residential Investment Corp.	40,624	610,579
New York Mortgage Trust Inc.[b]	28,234	219,096
New York REIT Inc.	48,336	506,561
NorthStar Realty Finance Corp.[b]	67,127	1,216,341
Omega Healthcare Investors Inc.[b]	38,627	1,567,097
One Liberty Properties Inc.	3,188	77,851
Outfront Media Inc.	36,795	1,100,906
Owens Realty Mortgage Inc.	2,989	44,775
Paramount Group Inc.[b]	41,439	799,773

Security	Shares	Value

Parkway Properties Inc./Md	23,350	$405,123
Pebblebrook Hotel Trust	20,162	938,944
Pennsylvania REIT	19,540	453,914
PennyMac Mortgage Investment Trust[c]	14,647	311,835
Physicians Realty Trust[b]	19,447	342,462
Piedmont Office Realty Trust Inc. Class A	42,728	795,168
Plum Creek Timber Co. Inc.	48,993	2,128,746
Post Properties Inc.	15,116	860,554
Potlatch Corp.	11,241	450,090
Prologis Inc.	139,162	6,061,897
PS Business Parks Inc.	5,105	423,919
Public Storage	39,937	7,873,180
QTS Realty Trust Inc. Class A	3,916	142,582
RAIT Financial Trust[b]	25,357	173,949
Ramco-Gershenson Properties Trust	21,774	404,996
Rayonier Inc.	34,841	939,313
Realty Income Corp.[b]	61,730	3,185,268
Redwood Trust Inc.[b]	21,907	391,478
Regency Centers Corp.[b]	26,106	1,776,252
Resource Capital Corp.[b]	34,829	158,124
Retail Opportunity Investments Corp.	24,958	456,731
Retail Properties of America Inc. Class A	65,355	1,047,641
Rexford Industrial Realty Inc.	14,240	225,134
RLJ Lodging Trust	36,748	1,150,580
Rouse Properties Inc.[b]	10,139	192,235
Ryman Hospitality Properties Inc.	12,209	743,650
Sabra Health Care REIT Inc.	16,092	533,450
Saul Centers Inc.	3,399	194,423
Select Income REIT	10,115	252,774
Senior Housing Properties Trust	65,451	1,452,358
Silver Bay Realty Trust Corp.	10,891	175,999
Simon Property Group Inc.	86,465	16,916,013
SL Green Realty Corp.	26,486	3,400,273
Sovran Self Storage Inc.	9,569	898,912
Spirit Realty Capital Inc.	111,484	1,346,727
STAG Industrial Inc.[b]	14,735	346,567
Starwood Property Trust Inc.[b]	61,914	1,504,510
Starwood Waypoint Residential Trust[b]	10,724	277,215
STORE Capital Corp.	8,694	203,005
Strategic Hotels & Resorts Inc.[a]	74,154	921,734
Summit Hotel Properties Inc.	25,457	358,180
Sun Communities Inc.	13,283	886,242
Sunstone Hotel Investors Inc.	57,499	958,508
Tanger Factory Outlet Centers Inc.	25,741	905,311
Taubman Centers Inc.	17,122	1,320,620
Terreno Realty Corp.	12,513	285,296
Trade Street Residential Inc.	5,145	36,838
Two Harbors Investment Corp.	99,371	1,055,320
UDR Inc.	69,523	2,365,868
UMH Properties Inc.	3,513	35,376
Universal Health Realty Income Trust	2,895	162,844
Urban Edge Properties	25,858	612,835
Urstadt Biddle Properties Inc. Class A	5,967	137,599
Ventas Inc.	84,738	6,187,569
Vornado Realty Trust	52,329	5,860,848
Washington REIT[b]	18,439	509,470
Weingarten Realty Investors	33,734	1,213,749
Western Asset Mortgage Capital Corp.[b]	12,865	194,004
Weyerhaeuser Co.	147,391	4,886,012
Whitestone REIT	4,698	74,604
WP Carey Inc.	27,505	1,870,340
WP GLIMCHER Inc.	51,213	851,672

		249,009,972

74

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
Alexander & Baldwin Inc.	13,435	$580,123
Altisource Asset Management Corp.[a]	372	68,868
Altisource Portfolio Solutions SAa,b	4,047	52,085
AV Homes Inc.[a]	2,701	43,108
CBRE Group Inc. Class Aa	77,261	2,990,773
Consolidated-Tomoka Land Co.	1,118	66,700
Forest City Enterprises Inc. Class Aa	45,920	1,171,879
Forestar Group Inc.[a,b]	9,519	150,115
FRP Holdings Inc.[a,b]	1,760	64,064
Howard Hughes Corp. (The)[a]	10,968	1,700,259
Jones Lang LaSalle Inc.	12,608	2,148,403
Kennedy-Wilson Holdings Inc.	20,353	532,028
Marcus & Millichap Inc.[a]	2,211	82,868
RE/MAX Holdings Inc. Class A	3,206	106,471
Realogy Holdings Corp.[a]	40,409	1,837,801
St. Joe Co. (The)[a,b]	16,187	300,431
Tejon Ranch Co.[a]	3,736	98,817

		11,994,793
ROAD & RAIL — 1.01%
AMERCO	2,026	669,390
ArcBest Corp.	6,965	263,904
Avis Budget Group Inc.[a]	29,191	1,722,707
Celadon Group Inc.	5,406	147,151
Con-way Inc.	15,510	684,456
CSX Corp.	280,322	9,284,265
Genesee & Wyoming Inc. Class Aa	14,408	1,389,508
Heartland Express Inc.	16,288	387,003
Hertz Global Holdings Inc.[a]	123,952	2,687,279
JB Hunt Transport Services Inc.	25,972	2,217,879
Kansas City Southern	30,959	3,160,295
Knight Transportation Inc.	15,891	512,485
Landstar System Inc.	13,055	865,546
Marten Transport Ltd.	6,319	146,601
Norfolk Southern Corp.	86,420	8,894,346
Old Dominion Freight Line Inc.[a]	17,435	1,347,725
PAM Transportation Services Inc.[a]	899	51,486
Patriot Transportation Holding Inc.[a,b]	583	14,557
Quality Distribution Inc.[a]	5,980	61,773
Roadrunner Transportation Systems Inc.[a]	7,606	192,204
Ryder System Inc.	15,012	1,424,489
Saia Inc.[a]	6,637	294,019
Swift Transportation Co.[a,b]	24,697	642,616
Union Pacific Corp.	252,065	27,301,160
Universal Truckload Services Inc.	1,404	35,353
USA Truck Inc.[a,b]	1,751	48,485
Werner Enterprises Inc.	12,238	384,396
YRC Worldwide Inc.[a]	7,912	142,100

		64,973,178
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.47%
Advanced Energy Industries Inc.[a]	11,052	283,594
Advanced Micro Devices Inc.[a,b]	167,011	447,589
Alpha & Omega Semiconductor Ltd.[a]	4,853	43,240
Altera Corp.	86,472	3,710,513
Ambarella Inc.[a,b]	7,914	599,169
Amkor Technology Inc.[a]	26,045	230,108
Analog Devices Inc.	87,914	5,538,582
Applied Materials Inc.	338,739	7,641,952

Security	Shares	Value

Applied Micro Circuits Corp.[a,b]	23,508	$119,891
Atmel Corp.	118,409	974,506
Audience Inc.[a,b]	1,759	7,986
Avago Technologies Ltd.	69,665	8,846,062
Axcelis Technologies Inc.[a]	28,814	68,577
Broadcom Corp. Class A	148,266	6,419,176
Brooks Automation Inc.	18,357	213,492
Cabot Microelectronics Corp.[a]	6,408	320,208
Cascade Microtech Inc.[a]	3,520	47,802
Cavium Inc.[a,b]	15,123	1,071,011
CEVA Inc.[a,b]	6,341	135,190
Cirrus Logic Inc.[a]	17,850	593,691
Cohu Inc.	6,431	70,355
Cree Inc.[a,b]	30,932	1,097,777
Cypress Semiconductor Corp.[a]	87,334	1,232,283
Diodes Inc.[a]	9,679	276,432
DSP Group Inc.[a]	6,392	76,576
Entegris Inc.[a]	38,024	520,549
Entropic Communications Inc.[a]	24,588	72,780
Exar Corp.[a]	10,381	104,329
Fairchild Semiconductor International Inc.[a]	31,578	574,088
First Solar Inc.[a]	20,283	1,212,721
FormFactor Inc.[a]	13,652	121,093
Freescale Semiconductor Ltd.[a]	29,029	1,183,222
Inphi Corp.[a]	7,438	132,620
Integrated Device Technology Inc.[a]	35,900	718,718
Integrated Silicon Solution Inc.	7,567	135,374
Intel Corp.	1,385,091	43,311,796
Intersil Corp. Class A	35,231	504,508
IXYS Corp.	6,956	85,698
KLA-Tencor Corp.	45,797	2,669,507
Kopin Corp.[a]	18,601	65,476
Lam Research Corp.	44,861	3,150,812
Lattice Semiconductor Corp.[a]	32,406	205,454
Linear Technology Corp.	65,836	3,081,125
M/A-COM Technology Solutions Holdings Inc.[a,b]	4,548	169,458
Marvell Technology Group Ltd.	113,263	1,664,966
Maxim Integrated Products Inc.	78,344	2,727,155
MaxLinear Inc. Class Aa,b	6,179	50,235
Micrel Inc.	13,419	202,359
Microchip Technology Inc.	55,691	2,723,290
Micron Technology Inc.[a,b]	298,729	8,104,518
Microsemi Corp.[a]	27,240	964,296
MKS Instruments Inc.	14,543	491,699
Monolithic Power Systems Inc.	11,498	605,370
Nanometrics Inc.[a]	6,450	108,489
NVE Corp.	1,250	86,150
NVIDIA Corp.	154,621	3,235,444
OmniVision Technologies Inc.[a]	17,051	449,635
ON Semiconductor Corp.[a]	125,799	1,523,426
PDF Solutions Inc.[a,b]	9,849	176,494
Pericom Semiconductor Corp.	6,335	98,002
Photronics Inc.[a,b]	16,549	140,666
PMC-Sierra Inc.[a]	47,999	445,431
Power Integrations Inc.	9,168	477,469
Qorvo Inc.[a]	39,730	3,166,481
QuickLogic Corp.[a,b]	15,290	29,510
Rambus Inc.[a,b]	30,650	385,424
Rubicon Technology Inc.[a,b]	4,832	19,038
Rudolph Technologies Inc.[a,b]	9,067	99,918
Semtech Corp.[a]	18,220	485,472
Silicon Laboratories Inc.[a]	11,768	597,461
Skyworks Solutions Inc.	52,579	5,167,990

75

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

SunEdison Inc.[a,b]	73,428	$1,762,272
SunPower Corp.[a,b]	13,270	415,484
Synaptics Inc.[a,b]	10,034	815,814
Teradyne Inc.	58,714	1,106,759
Tessera Technologies Inc.	14,383	579,347
Texas Instruments Inc.	300,409	17,178,889
Ultra Clean Holdings Inc.[a]	6,882	49,206
Ultratech Inc.[a]	7,249	125,698
Veeco Instruments Inc.[a,b]	10,662	325,724
Vitesse Semiconductor Corp.[a]	13,350	70,888
Xcerra Corp.[a]	13,423	119,330
Xilinx Inc.	74,322	3,143,821

		158,004,710
SOFTWARE — 3.77%
A10 Networks Inc.[a,b]	3,504	15,172
ACI Worldwide Inc.[a]	33,149	718,007
Activision Blizzard Inc.	137,157	3,116,893
Adobe Systems Inc.[a]	138,840	10,265,830
Advent Software Inc.	14,192	626,009
American Software Inc./GA Class A	6,532	66,757
ANSYS Inc.[a]	25,626	2,259,957
Aspen Technology Inc.[a]	25,866	995,582
Autodesk Inc.[a]	63,090	3,699,598
AVG Technologies NVa	9,657	209,074
Barracuda Networks Inc.[a]	2,144	82,480
Blackbaud Inc.	12,470	590,829
Bottomline Technologies de Inc.[a]	9,951	272,359
BroadSoft Inc.[a]	7,536	252,155
CA Inc.	90,155	2,939,955
Cadence Design Systems Inc.[a,b]	82,582	1,522,812
Callidus Software Inc.[a]	15,165	192,292
CDK Global Inc.	44,522	2,081,849
Citrix Systems Inc.[a]	45,587	2,911,642
CommVault Systems Inc.[a]	12,775	558,267
Comverse Inc.[a]	6,006	118,318
Covisint Corp.[a]	10,548	21,412
Cyan Inc.[a,b]	2,190	8,738
Digimarc Corp.	1,989	43,659
Ebix Inc.[b]	7,982	242,493
Electronic Arts Inc.[a]	87,130	5,124,551
Ellie Mae Inc.[a,b]	7,442	411,617
EnerNOC Inc.[a,b]	6,953	79,264
Epiq Systems Inc.	8,929	160,097
ePlus Inc.[a]	1,130	98,231
FactSet Research Systems Inc.	12,017	1,913,106
Fair Isaac Corp.	8,637	766,275
FireEye Inc.[a,b]	23,684	929,597
FleetMatics Group PLC[a]	10,268	460,520
Fortinet Inc.[a]	39,351	1,375,317
Gigamon Inc.[a]	6,542	138,952
Globant SAa	1,873	39,445
Glu Mobile Inc.[a]	30,642	153,516
Guidance Software Inc.[a]	4,140	22,397
Guidewire Software Inc.[a,b]	18,751	986,490
HubSpot Inc.[a,b]	1,587	63,321
Imperva Inc.[a]	6,993	298,601
Infoblox Inc.[a,b]	15,839	378,077
Informatica Corp.[a]	30,041	1,317,448
Interactive Intelligence Group Inc.[a,b]	4,138	170,403
Intuit Inc.	79,363	7,695,036
Jive Software Inc.[a]	10,989	56,374

Security	Shares	Value

Kofax Ltd.[a]	20,563	$225,165
Manhattan Associates Inc.[a]	20,984	1,062,000
Mavenir Systems Inc.[a]	4,440	78,766
Mentor Graphics Corp.	28,606	687,402
Microsoft Corp.	2,298,140	93,430,882
MicroStrategy Inc. Class Aa	2,751	465,442
MobileIron Inc.[a,b]	3,390	31,391
Model N Inc.[a]	7,784	93,097
Monotype Imaging Holdings Inc.	10,277	335,441
NetScout Systems Inc.[a,b]	10,178	446,305
NetSuite Inc.[a,b]	11,471	1,064,050
Nuance Communications Inc.[a,b]	72,194	1,035,984
Oracle Corp.	913,903	39,434,914
Park City Group Inc.[a,b]	2,665	36,724
Paycom Software Inc.[a]	1,818	58,285
Pegasystems Inc.	9,633	209,518
Progress Software Corp.[a]	15,260	414,614
Proofpoint Inc.[a,b]	10,184	603,096
PROS Holdings Inc.[a,b]	6,070	149,990
PTC Inc.[a]	33,182	1,200,193
QAD Inc. Class A	1,816	43,947
Qlik Technologies Inc.[a,b]	24,025	747,898
Qualys Inc.[a]	6,445	299,564
Rally Software Development Corp.[a]	7,980	125,206
RealPage Inc.[a]	13,141	264,660
Red Hat Inc.[a]	52,438	3,972,178
Rosetta Stone Inc.[a,b]	3,632	27,640
Rovi Corp.[a]	25,613	466,413
Rubicon Project Inc. (The)[a,b]	2,187	39,191
salesforce.com inc.[a]	171,276	11,442,950
Sapiens International Corp. NVa	3,897	31,955
SeaChange International Inc.[a]	7,996	62,769
ServiceNow Inc.[a]	39,893	3,142,771
Silver Spring Networks Inc.[a,b]	9,488	84,823
SolarWinds Inc.[a]	18,153	930,160
Solera Holdings Inc.	18,789	970,640
Splunk Inc.[a]	32,722	1,937,142
SS&C Technologies Holdings Inc.	18,802	1,171,365
Symantec Corp.	191,773	4,480,776
Synchronoss Technologies Inc.[a,b]	9,677	459,270
Synopsys Inc.[a]	42,636	1,974,900
Tableau Software Inc. Class Aa	10,509	972,293
Take-Two Interactive Software Inc.[a]	23,282	592,643
Tangoe Inc.[a,b]	12,385	170,913
TeleCommunication Systems Inc. Class Aa	13,174	50,456
Telenav Inc.[a]	4,407	34,903
TiVo Inc.[a]	28,380	301,112
TubeMogul Inc.[a,b]	980	13,544
Tyler Technologies Inc.[a]	9,367	1,129,005
Ultimate Software Group Inc. (The)[a,b]	8,066	1,370,857
Varonis Systems Inc.[a,b]	2,272	58,300
VASCO Data Security International Inc.[a,b]	7,910	170,381
Verint Systems Inc.[a]	16,592	1,027,543
VirnetX Holding Corp.[a,b]	11,561	70,406
VMware Inc. Class Aa	24,240	1,987,922
Vringo Inc.[a,b]	18,523	12,047
Workday Inc. Class Aa,b	25,915	2,187,485
Workiva Inc.[a]	2,003	28,843
Yodlee Inc.[a,b]	1,930	25,978
Zendesk Inc.[a,b]	3,146	71,383
Zix Corp.[a]	16,747	65,816
Zynga Inc. Class Aa	200,072	570,205

		241,102,286

76

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

SPECIALTY RETAIL — 2.67%
Aaron’s Inc.	17,879	$506,155
Abercrombie & Fitch Co. Class A	20,188	444,944
Advance Auto Parts Inc.	20,538	3,074,333
Aeropostale Inc.[a]	22,550	78,249
America’s Car-Mart Inc./TXa	2,182	118,374
American Eagle Outfitters Inc.	52,777	901,431
ANN INC.[a]	13,513	554,438
Asbury Automotive Group Inc.[a]	7,701	639,953
Ascena Retail Group Inc.[a,b]	34,472	500,189
AutoNation Inc.[a]	18,847	1,212,428
AutoZone Inc.[a]	9,051	6,174,230
Barnes & Noble Inc.[a,b]	11,184	265,620
bebe stores inc.	10,407	37,777
Bed Bath & Beyond Inc.[a,b]	51,318	3,939,939
Best Buy Co. Inc.	79,503	3,004,418
Big 5 Sporting Goods Corp.	4,498	59,688
Boot Barn Holdings Inc.[a]	1,595	38,152
Brown Shoe Co. Inc.	12,046	395,109
Buckle Inc. (The)[b]	7,592	387,875
Build-A-Bear Workshop Inc.[a]	3,401	66,830
Cabela’s Inc.[a,b]	14,212	795,588
CarMax Inc.[a,b]	60,943	4,205,676
Cato Corp. (The) Class A	7,575	299,970
Chico’s FAS Inc.	44,692	790,601
Children’s Place Inc. (The)	6,610	424,296
Christopher & Banks Corp.[a]	10,068	55,978
Citi Trends Inc.[a]	4,076	110,052
Conn’s Inc.[a,b]	7,599	230,098
Container Store Group Inc. (The)[a,b]	3,990	76,010
CST Brands Inc.	20,865	914,513
Destination Maternity Corp.	3,788	57,047
Destination XL Group Inc.[a,b]	11,420	56,415
Dick’s Sporting Goods Inc.	27,029	1,540,383
DSW Inc. Class A	22,002	811,434
Express Inc.[a]	23,435	387,381
Finish Line Inc. (The) Class A	14,125	346,345
Five Below Inc.[a,b]	14,943	531,523
Foot Locker Inc.	41,206	2,595,978
Francesca’s Holdings Corp.[a]	12,188	216,946
GameStop Corp. Class Ab	31,038	1,178,203
Gap Inc. (The)	69,957	3,031,237
Genesco Inc.[a]	6,858	488,495
GNC Holdings Inc. Class A	25,205	1,236,809
Group 1 Automotive Inc.	6,658	574,785
Guess? Inc.	16,405	304,969
Haverty Furniture Companies Inc.	5,147	128,057
hhgregg Inc.[a,b]	4,288	26,285
Hibbett Sports Inc.[a]	7,284	357,353
Home Depot Inc. (The)	380,528	43,231,786
Kirkland’s Inc.[a]	3,452	81,985
L Brands Inc.	67,541	6,368,441
Lithia Motors Inc. Class A	6,108	607,196
Lowe’s Companies Inc.	283,525	21,091,425
Lumber Liquidators Holdings Inc.[a,b]	7,546	232,266
MarineMax Inc.[a]	8,257	218,893
Mattress Firm Holding Corp.[a,b]	3,870	269,507
Men’s Wearhouse Inc. (The)	14,089	735,446
Michaels Companies Inc. (The)[a]	7,652	207,063
Monro Muffler Brake Inc.[b]	8,505	553,250
Murphy USA Inc.[a,b]	13,206	955,718
New York & Co. Inc.[a]	7,351	18,378

Security	Shares	Value

O’Reilly Automotive Inc.[a]	29,401	$6,357,672
Office Depot Inc.[a]	147,676	1,358,619
Outerwall Inc.[b]	5,625	371,925
Pacific Sunwear of California Inc.[a]	12,700	35,052
Penske Automotive Group Inc.	11,662	600,476
Pep Boys-Manny Moe & Jack (The)[a]	14,613	140,577
Pier 1 Imports Inc.	26,851	375,377
Rent-A-Center Inc./TX	15,659	429,683
Restoration Hardware Holdings Inc.[a,b]	8,592	852,241
Ross Stores Inc.	58,871	6,202,649
Sally Beauty Holdings Inc.[a,b]	46,212	1,588,306
Sears Hometown and Outlet Stores Inc.[a]	2,164	16,706
Select Comfort Corp.[a]	15,652	539,524
Shoe Carnival Inc.	3,994	117,583
Signet Jewelers Ltd.	22,385	3,106,814
Sonic Automotive Inc. Class A	11,186	278,531
Sportsman’s Warehouse Holdings Inc.[a,b]	2,716	21,701
Stage Stores Inc.	8,432	193,261
Staples Inc.	181,956	2,963,153
Stein Mart Inc.	7,412	92,279
Systemax Inc.[a,b]	3,221	39,361
Tiffany & Co.	31,466	2,769,323
Tile Shop Holdings Inc.[a,b]	9,021	109,244
Tilly’s Inc. Class Aa	2,464	38,562
TJX Companies Inc. (The)	195,122	13,668,296
Tractor Supply Co.	38,528	3,277,192
Ulta Salon Cosmetics & Fragrance Inc.[a]	18,167	2,740,492
Urban Outfitters Inc.[a,b]	28,055	1,280,711
Vitamin Shoppe Inc.[a,b]	8,168	336,440
West Marine Inc.[a]	4,021	37,275
Williams-Sonoma Inc.	26,069	2,077,960
Winmark Corp.	690	60,423
Zumiez Inc.[a,b]	6,086	244,962

		171,066,283
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.04%
3D Systems Corp.[a,b]	30,389	833,266
Apple Inc.	1,676,875	208,653,556
Cray Inc.[a,b]	10,535	295,823
Diebold Inc.	17,445	618,600
Dot Hill Systems Corp.[a]	16,618	88,075
Eastman Kodak Co.[a,b]	4,904	93,127
Electronics For Imaging Inc.[a]	12,793	534,108
EMC Corp./MA	570,766	14,588,779
Hewlett-Packard Co.	527,456	16,435,529
Immersion Corp.[a,b]	7,638	70,117
Intevac Inc.[a]	6,603	40,543
Lexmark International Inc. Class A	17,421	737,605
NCR Corp.[a]	47,338	1,396,944
NetApp Inc.	86,853	3,079,807
Nimble Storage Inc.[a,b]	2,872	64,074
QLogic Corp.[a]	23,924	352,640
Quantum Corp.[a]	64,929	103,886
SanDisk Corp.	59,258	3,769,994
Silicon Graphics International Corp.[a,b]	9,048	78,627
Stratasys Ltd.[a,b]	13,647	720,289
Super Micro Computer Inc.[a]	10,640	353,355
Violin Memory Inc.[a,b]	22,173	83,592
Western Digital Corp.	61,686	5,614,043

		258,606,379

77

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.87%
Carter’s Inc.	15,280	$1,412,942
Coach Inc.	77,043	3,191,891
Columbia Sportswear Co.[b]	8,186	498,527
Crocs Inc.[a]	24,842	293,384
Culp Inc.	2,366	63,291
Deckers Outdoor Corp.[a]	9,484	691,099
Fossil Group Inc.[a,b]	12,043	992,945
G-III Apparel Group Ltd.[a]	5,455	614,506
Hanesbrands Inc.	111,568	3,738,644
Iconix Brand Group Inc.[a,b]	14,097	474,646
Kate Spade & Co.[a,b]	35,423	1,182,774
Michael Kors Holdings Ltd.[a]	56,492	3,714,349
Movado Group Inc.	4,920	140,318
NIKE Inc. Class B	194,397	19,503,851
Oxford Industries Inc.	3,927	296,292
Perry Ellis International Inc.[a]	3,258	75,455
PVH Corp.	22,941	2,444,593
Quiksilver Inc.[a,b]	36,068	66,726
Ralph Lauren Corp.	16,584	2,180,796
Sequential Brands Group Inc.[a,b]	4,700	50,290
Skechers U.S.A. Inc. Class Aa	10,526	756,925
Steven Madden Ltd.[a]	16,385	622,630
Tumi Holdings Inc.[a,b]	13,248	324,046
Under Armour Inc. Class Aa	47,910	3,868,733
Unifi Inc.[a]	3,845	138,766
Vera Bradley Inc.[a,b]	5,426	88,064
VF Corp.	95,639	7,202,573
Vince Holding Corp.[a]	3,178	58,952
Wolverine World Wide Inc.[b]	29,225	977,576

		55,665,584
THRIFTS & MORTGAGE FINANCE — 0.22%
Anchor BanCorp Wisconsin Inc.[a]	1,817	63,104
Astoria Financial Corp.	24,007	310,891
Bank Mutual Corp.	12,464	91,236
BankFinancial Corp.	5,807	76,304
BBX Capital Corp.[a]	1,904	35,414
Beneficial Bancorp Inc.[a]	9,979	112,663
BofI Holding Inc.[a,b]	3,975	369,834
Brookline Bancorp Inc.	19,437	195,342
Capitol Federal Financial Inc.	41,155	514,438
Charter Financial Corp./MD	6,271	72,117
Clifton Bancorp Inc.	7,212	101,761
Dime Community Bancshares Inc.	8,613	138,669
Essent Group Ltd.[a]	11,409	272,789
EverBank Financial Corp.	25,407	458,088
Federal Agricultural Mortgage Corp. Class C	2,863	80,708
First Defiance Financial Corp.	2,724	89,402
First Financial Northwest Inc.	4,395	54,278
Flagstar Bancorp Inc.[a]	5,438	78,905
Fox Chase Bancorp Inc.	3,323	55,926
Home Loan Servicing Solutions Ltd.	20,856	344,958
HomeStreet Inc.[a]	5,607	102,720
Hudson City Bancorp Inc.	146,611	1,536,483
Kearny Financial Corp.[a]	4,196	56,982
Ladder Capital Corp.[a]	4,860	89,959
LendingTree Inc.[a]	1,764	98,802
Meridian Bancorp Inc.[a]	5,749	75,714
Meta Financial Group Inc.	1,453	57,728
MGIC Investment Corp.[a]	94,216	907,300

Security	Shares	Value

Nationstar Mortgage Holdings Inc.[a,b]	5,856	$145,053
New York Community Bancorp Inc.[b]	121,804	2,037,781
NMI Holdings Inc. Class Aa	14,026	105,055
Northfield Bancorp Inc.	16,133	239,091
Northwest Bancshares Inc.	26,939	319,227
OceanFirst Financial Corp.	4,007	69,201
Ocwen Financial Corp.[a,b]	28,655	236,404
Oritani Financial Corp.	12,517	182,122
PennyMac Financial Services Inc. Class Aa	3,152	53,489
People’s United Financial Inc.	85,523	1,299,950
Provident Financial Services Inc.	16,654	310,597
Radian Group Inc.[b]	53,572	899,474
Stonegate Mortgage Corp.[a]	3,969	42,945
Territorial Bancorp Inc.	3,051	72,492
TFS Financial Corp.	22,538	330,858
TrustCo Bank Corp. NY	25,841	177,786
United Community Financial Corp./OH	10,994	60,027
United Financial Bancorp Inc.	16,094	200,048
Walker & Dunlop Inc.[a]	7,211	127,851
Washington Federal Inc.	29,621	645,886
Waterstone Financial Inc.	9,296	119,361
WSFS Financial Corp.	2,146	162,302

		14,279,515
TOBACCO — 1.15%
22nd Century Group Inc.[a,b]	11,388	9,794
Alliance One International Inc.[a]	24,903	27,393
Altria Group Inc.	552,775	27,649,806
Lorillard Inc.	100,481	6,566,433
Philip Morris International Inc.	437,664	32,969,229
Reynolds American Inc.	85,588	5,897,869
Universal Corp./VA	6,446	303,993
Vector Group Ltd.	20,934	459,920

		73,884,437
TRADING COMPANIES & DISTRIBUTORS — 0.30%
Air Lease Corp.	28,157	1,062,645
Aircastle Ltd.	18,861	423,618
Applied Industrial Technologies Inc.	11,606	526,216
Beacon Roofing Supply Inc.[a]	13,054	408,590
CAI International Inc.[a]	4,798	117,887
DXP Enterprises Inc.[a]	3,900	171,951
Fastenal Co.	83,434	3,457,088
GATX Corp.	13,040	756,059
General Finance Corp.[a,b]	3,069	24,767
H&E Equipment Services Inc.	8,021	200,445
HD Supply Holdings Inc.[a]	29,280	912,218
Houston Wire & Cable Co.	4,884	47,521
Kaman Corp.	7,345	311,648
MRC Global Inc.[a]	28,140	333,459
MSC Industrial Direct Co. Inc. Class A	13,104	946,109
Neff Corp.[a]	2,884	30,397
NOW Inc.[a,b]	29,695	642,600
Rush Enterprises Inc. Class Aa,b	9,228	252,478
Stock Building Supply Holdings Inc.[a]	4,389	79,265
TAL International Group Inc.[a]	9,338	380,337
Textainer Group Holdings Ltd.	5,924	177,661
Titan Machinery Inc.[a,b]	4,773	63,720
United Rentals Inc.[a]	26,924	2,454,392
Veritiv Corp.[a]	2,283	100,749
Watsco Inc.	7,110	893,727

78

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2015

Security	Shares	Value

WESCO International Inc.[a,b]	12,123	$847,276
WW Grainger Inc.	16,170	3,813,048

		19,435,871
TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a,b]	14,458	221,497

		221,497
WATER UTILITIES — 0.08%
American States Water Co.	10,474	417,808
American Water Works Co. Inc.	50,588	2,742,376
Aqua America Inc.	48,286	1,272,336
Artesian Resources Corp. Class A	2,146	45,903
California Water Service Group	13,212	323,826
Connecticut Water Service Inc.	2,465	89,553
Middlesex Water Co.	4,217	95,979
SJW Corp.	4,014	124,073
York Water Co. (The)	3,751	91,074

		5,202,928
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Boingo Wireless Inc.[a,b]	4,340	32,724
Leap Wireless International Inc.[b]	13,915	35,066
NTELOS Holdings Corp.	4,081	19,589
RingCentral Inc. Class Aa	7,840	120,187
SBA Communications Corp. Class Aa	35,991	4,214,546
Shenandoah Telecommunications Co.	6,422	200,110
Spok Holdings Inc.	5,582	107,007
Sprint Corp.[a,b]	201,825	956,650
T-Mobile U.S. Inc.[a]	73,483	2,328,676
Telephone & Data Systems Inc.	23,847	593,790
U.S. Cellular Corp.[a]	3,852	137,593

		8,745,938

TOTAL COMMON STOCKS (Cost: $4,841,863,754)		6,387,610,879

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	5,335	—

		—

TOTAL WARRANTS (Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.82%

MONEY MARKET FUNDS — 3.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	225,643,337	$225,643,337
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	13,035,509	13,035,509
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	5,954,571	5,954,571

		244,633,417

TOTAL SHORT-TERM INVESTMENTS (Cost: $244,633,417)		244,633,417

TOTAL INVESTMENTS IN SECURITIES — 103.61% (Cost: $5,086,497,171)		6,632,244,296
Other Assets, Less Liabilities — (3.61)%		(231,317,978)

NET ASSETS — 100.00%		$6,400,926,318

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	12	Jun. 2015	ICE Markets Equity	$1,498,680	$46,408
E-mini S&P 500	83	Jun. 2015	Chicago Mercantile	8,552,320	119,714

Net unrealized appreciation					$166,122

See notes to financial statements.

79

Schedule of Investments

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 1.31%
B/E Aerospace Inc.	198,884	$12,653,000
Exelis Inc.	357,796	8,719,488
Hexcel Corp.	184,511	9,487,556
Huntington Ingalls Industries Inc.	92,819	13,008,583
KLX Inc.[a]	99,077	3,818,427
L-3 Communications Holdings Inc.	162,795	20,477,983
Orbital ATK Inc.	111,347	8,532,521
Rockwell Collins Inc.	256,200	24,736,110
Spirit AeroSystems Holdings Inc. Class Aa	228,056	11,906,804
Textron Inc.	527,714	23,393,562
TransDigm Group Inc.	99,920	21,854,502
Triumph Group Inc.	98,633	5,890,363
Vectrus Inc.[a,b]	19,840	505,721

		164,984,620
AIR FREIGHT & LOGISTICS — 0.30%
CH Robinson Worldwide Inc.	280,246	20,519,612
Expeditors International of Washington Inc.	373,166	17,979,138

		38,498,750
AIRLINES — 1.11%
Alaska Air Group Inc.	259,975	17,205,146
Copa Holdings SA Class A	62,893	6,350,306
Southwest Airlines Co.	1,306,800	57,891,240
Spirit Airlines Inc.[a,b]	137,687	10,651,466
United Continental Holdings Inc.[a]	705,521	47,446,287

		139,544,445
AUTO COMPONENTS — 0.77%
BorgWarner Inc.	431,909	26,121,856
Gentex Corp./MI	552,707	10,114,538
Goodyear Tire & Rubber Co. (The)	519,697	14,073,395
Lear Corp.	153,828	17,047,219
TRW Automotive Holdings Corp.[a]	209,121	21,926,337
Visteon Corp.[a]	83,187	8,019,227

		97,302,572
AUTOMOBILES — 0.51%
Harley-Davidson Inc.	412,534	25,057,315
Tesla Motors Inc.[a,b]	179,532	33,890,256
Thor Industries Inc.	87,262	5,515,831

		64,463,402
BANKS — 2.80%
Associated Banc-Corp.	280,364	5,214,770
Bank of Hawaii Corp.	84,290	5,159,391
BankUnited Inc.	192,697	6,308,900
BOK Financial Corp.	51,221	3,135,750
CIT Group Inc.	346,219	15,621,401
Citizens Financial Group Inc.	304,921	7,357,744
City National Corp./CA	89,893	8,007,668

Security	Shares	Value

Comerica Inc.	342,735	$15,467,630
Commerce Bancshares Inc./MO	161,522	6,835,611
Cullen/Frost Bankers Inc.	100,088	6,914,079
East West Bancorp Inc.	270,649	10,950,458
Fifth Third Bancorp	1,606,691	30,286,125
First Horizon National Corp.	447,665	6,397,133
First Niagara Financial Group Inc.	673,406	5,952,909
First Republic Bank/CA	259,826	14,833,466
Fulton Financial Corp.	338,217	4,173,598
Huntington Bancshares Inc./OH	1,565,614	17,300,035
KeyCorp	1,669,955	23,646,563
M&T Bank Corp.	248,395	31,546,165
PacWest Bancorp	192,140	9,009,445
Popular Inc.[a]	195,646	6,728,266
Regions Financial Corp.	2,605,224	24,619,367
Signature Bank/New York NYa	95,141	12,328,371
SunTrust Banks Inc.	1,006,522	41,357,989
SVB Financial Group[a]	95,090	12,080,234
Synovus Financial Corp.	262,543	7,353,829
TCF Financial Corp.	316,440	4,974,437
Zions BanCorp.	382,691	10,332,657

		353,893,991
BEVERAGES — 1.32%
Brown-Forman Corp. Class B	290,630	26,258,420
Coca-Cola Enterprises Inc.	445,900	19,708,780
Constellation Brands Inc. Class Aa	303,068	35,219,532
Dr. Pepper Snapple Group Inc.	370,981	29,114,589
Molson Coors Brewing Co. Class B	256,650	19,107,593
Monster Beverage Corp.[a]	270,452	37,429,205

		166,838,119
BIOTECHNOLOGY — 1.82%
Alkermes PLC[a]	273,054	16,648,102
Alnylam Pharmaceuticals Inc.[a,b]	135,990	14,200,076
BioMarin Pharmaceutical Inc.[a]	296,974	37,008,900
Incyte Corp.[a,b]	273,134	25,035,462
Intercept Pharmaceuticals Inc.[a,b]	25,173	7,099,289
Juno Therapeutics Inc.[a]	19,443	1,179,412
Medivation Inc.[a,b]	144,441	18,643,000
Myriad Genetics Inc.[a,b]	141,955	5,025,207
Pharmacyclics Inc.[a]	114,975	29,427,851
Seattle Genetics Inc.[a,b]	191,076	6,754,537
United Therapeutics Corp.[a,b]	90,753	15,648,994
Vertex Pharmaceuticals Inc.[a]	446,142	52,631,372

		229,302,202
BUILDING PRODUCTS — 0.65%
Allegion PLC	182,202	11,145,296
AO Smith Corp.	142,598	9,362,985
Armstrong World Industries Inc.[a]	85,798	4,930,811
Fortune Brands Home & Security Inc.	313,380	14,879,283
Lennox International Inc.	84,254	9,410,329
Masco Corp.	673,907	17,993,317
Owens Corning	222,120	9,640,008
USG Corp.[a,b]	176,252	4,705,928

		82,067,957

80

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value

CAPITAL MARKETS — 2.38%
Affiliated Managers Group Inc.[a]	104,537	$22,452,457
Ameriprise Financial Inc.	358,668	46,928,121
Artisan Partners Asset Management Inc.	51,528	2,342,463
E*TRADE Financial Corp.[a,b]	545,867	15,587,232
Eaton Vance Corp.	227,993	9,493,628
Federated Investors Inc. Class B	177,697	6,022,151
Interactive Brokers Group Inc. Class A	102,757	3,495,793
Invesco Ltd.	817,348	32,440,542
Lazard Ltd. Class A	233,097	12,258,571
Legg Mason Inc.	195,933	10,815,502
LPL Financial Holdings Inc.	165,408	7,254,795
Northern Trust Corp.	446,732	31,114,884
NorthStar Asset Management Group Inc./New York	347,100	8,101,314
Raymond James Financial Inc.	235,814	13,389,519
SEI Investments Co.	251,395	11,084,006
T Rowe Price Group Inc.	496,298	40,190,212
TD Ameritrade Holding Corp.	507,885	18,923,795
Waddell & Reed Financial Inc. Class A	161,194	7,985,551

		299,880,536
CHEMICALS — 2.64%
Airgas Inc.	140,542	14,912,912
Albemarle Corp.	216,485	11,439,067
Ashland Inc.	130,842	16,657,495
Axalta Coating Systems Ltd.[a,b]	108,133	2,986,633
Cabot Corp.	122,029	5,491,305
Celanese Corp. Series A	294,823	16,468,813
CF Industries Holdings Inc.	90,488	25,669,636
Cytec Industries Inc.	135,568	7,326,095
Eastman Chemical Co.	283,595	19,641,790
FMC Corp.	251,214	14,382,001
Huntsman Corp.	381,011	8,447,014
International Flavors & Fragrances Inc.	153,682	18,042,267
Mosaic Co. (The)	632,159	29,117,243
NewMarket Corp.	17,096	8,168,469
Platform Specialty Products Corp.[a,b]	181,071	4,646,282
Rayonier Advanced Materials Inc.	78,688	1,172,451
RPM International Inc.	251,477	12,068,381
Scotts Miracle-Gro Co. (The) Class A	84,939	5,705,353
Sherwin-Williams Co. (The)	162,646	46,272,787
Sigma-Aldrich Corp.	224,503	31,037,540
Valspar Corp. (The)	159,728	13,421,944
Westlake Chemical Corp.	77,963	5,608,658
WR Grace & Co.[a,b]	144,048	14,242,026

		332,926,162
COMMERCIAL SERVICES & SUPPLIES — 1.32%
ADT Corp. (The)[b]	328,779	13,650,904
Cintas Corp.	189,816	15,494,680
Clean Harbors Inc.[a,b]	114,943	6,526,463
Copart Inc.[a]	212,377	7,979,004
Covanta Holding Corp.	203,092	4,555,354
KAR Auction Services Inc.	263,947	10,011,510
Pitney Bowes Inc.	382,880	8,928,762
Republic Services Inc.	501,386	20,336,216
Rollins Inc.	179,434	4,437,403
RR Donnelley & Sons Co.[b]	377,430	7,242,882
Stericycle Inc.[a,b]	159,912	22,456,442
Tyco International PLC	790,503	34,039,059

Security	Shares	Value

Waste Connections Inc.	233,917	$11,260,764

		166,919,443
COMMUNICATIONS EQUIPMENT — 1.01%
Arista Networks Inc.[a,b]	11,334	799,387
ARRIS Group Inc.[a,b]	238,069	6,879,004
Brocade Communications Systems Inc.	824,221	9,779,382
CommScope Holding Co. Inc.[a]	118,666	3,386,728
EchoStar Corp. Class Aa	81,609	4,220,817
F5 Networks Inc.[a]	143,189	16,458,144
Harris Corp.	200,948	15,826,665
JDS Uniphase Corp.[a]	438,339	5,751,008
Juniper Networks Inc.	769,545	17,376,326
Motorola Solutions Inc.	376,840	25,123,923
Palo Alto Networks Inc.[a,b]	103,417	15,107,155
Riverbed Technology Inc.[a]	303,618	6,348,652

		127,057,191
CONSTRUCTION & ENGINEERING — 0.48%
AECOM[a]	283,245	8,729,611
Chicago Bridge & Iron Co. NVb	186,205	9,172,458
Fluor Corp.	279,556	15,979,421
Jacobs Engineering Group Inc.[a,b]	250,354	11,305,987
KBR Inc.	278,875	4,038,110
Quanta Services Inc.[a]	403,723	11,518,217

		60,743,804
CONSTRUCTION MATERIALS — 0.36%
Eagle Materials Inc.	94,441	7,891,490
Martin Marietta Materials Inc.	116,591	16,299,422
Vulcan Materials Co.	247,079	20,828,759

		45,019,671
CONSUMER FINANCE — 0.35%
Ally Financial Inc.[a]	510,147	10,702,884
Navient Corp.	757,729	15,404,631
Santander Consumer USA Holdings Inc.	165,036	3,818,933
SLM Corp.	797,685	7,402,517
Synchrony Financial[a,b]	242,852	7,370,558

		44,699,523
CONTAINERS & PACKAGING — 1.18%
AptarGroup Inc.	123,490	7,844,085
Avery Dennison Corp.	179,855	9,516,128
Ball Corp.	263,406	18,607,000
Bemis Co. Inc.	190,148	8,805,754
Crown Holdings Inc.[a,b]	261,837	14,144,435
Greif Inc. Class A	59,895	2,352,077
MeadWestvaco Corp.	316,697	15,793,679
Owens-Illinois Inc.[a]	312,148	7,279,291
Packaging Corp. of America	185,516	14,505,496
Rock-Tenn Co. Class A	271,305	17,499,172
Sealed Air Corp.	407,968	18,587,022
Silgan Holdings Inc.	82,891	4,818,454
Sonoco Products Co.	192,454	8,748,959

		148,501,552

81

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value

DISTRIBUTORS — 0.33%
Genuine Parts Co.	290,134	$27,037,588
LKQ Corp.[a]	571,411	14,605,265

		41,642,853
DIVERSIFIED CONSUMER SERVICES — 0.35%
Apollo Education Group Inc.[a]	183,854	3,478,518
DeVry Education Group Inc.	120,684	4,026,018
Graham Holdings Co. Class B	6,607	6,934,905
H&R Block Inc.	518,367	16,624,030
Service Corp. International/U.S.	404,476	10,536,600
ServiceMaster Global Holdings Inc.[a]	78,752	2,657,880

		44,257,951
DIVERSIFIED FINANCIAL SERVICES — 1.60%
CBOE Holdings Inc.	162,734	9,341,745
FNFV Group[a,b]	176,048	2,482,277
Intercontinental Exchange Inc.	217,519	50,740,657
Leucadia National Corp.	697,212	15,540,855
McGraw Hill Financial Inc.	514,153	53,163,420
Moody’s Corp.	337,701	35,053,364
MSCI Inc.	220,136	13,496,538
NASDAQ OMX Group Inc. (The)	220,475	11,230,997
Voya Financial Inc.	243,618	10,502,372

		201,552,225
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.40%
Frontier Communications Corp.	1,892,072	13,339,107
Level 3 Communications Inc.[a]	522,619	28,137,807
Windstream Holdings Inc.	1,137,815	8,419,831
Zayo Group Holdings Inc.[a,b]	45,283	1,266,113

		51,162,858
ELECTRIC UTILITIES — 2.14%
Edison International	615,457	38,447,599
Entergy Corp.	338,806	26,254,077
Eversource Energy	596,925	30,156,651
FirstEnergy Corp.	793,263	27,811,801
Great Plains Energy Inc.	290,504	7,750,647
Hawaiian Electric Industries Inc.	192,192	6,173,207
ITC Holdings Corp.	297,275	11,127,003
OGE Energy Corp.	376,124	11,889,280
Pepco Holdings Inc.	474,134	12,721,015
Pinnacle West Capital Corp.	208,344	13,281,930
PPL Corp.	1,254,990	42,242,963
Westar Energy Inc.[b]	244,100	9,461,316
Xcel Energy Inc.	948,250	33,008,582

		270,326,071
ELECTRICAL EQUIPMENT — 0.78%
Acuity Brands Inc.	81,625	13,726,060
AMETEK Inc.	463,426	24,348,402
Babcock & Wilcox Co. (The)	208,624	6,694,744
Hubbell Inc. Class B	112,053	12,283,250
Regal-Beloit Corp.	85,308	6,817,815
Rockwell Automation Inc.	261,540	30,336,025

Security	Shares	Value

Solarcity Corp.[a,b]	79,991	$4,101,939

		98,308,235
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.18%
Amphenol Corp. Class A	593,680	34,985,562
Arrow Electronics Inc.[a,b]	188,044	11,498,891
Avnet Inc.	261,123	11,619,973
AVX Corp.	87,050	1,242,204
CDW Corp./DE	164,325	6,119,463
Dolby Laboratories Inc. Class A	90,808	3,465,233
FLIR Systems Inc.	267,152	8,356,515
Ingram Micro Inc. Class Aa	292,875	7,357,020
IPG Photonics Corp.[a,b]	63,117	5,850,946
Jabil Circuit Inc.	383,617	8,968,965
Keysight Technologies Inc.[a]	315,233	11,710,906
Knowles Corp.[a,b]	162,105	3,123,763
National Instruments Corp.	188,245	6,031,370
Tech Data Corp.[a,b]	72,629	4,195,777
Trimble Navigation Ltd.[a,b]	492,823	12,419,140
Vishay Intertechnology Inc.	254,705	3,520,023
Zebra Technologies Corp. Class Aa	95,275	8,642,872

		149,108,623
ENERGY EQUIPMENT & SERVICES — 0.95%
Atwood Oceanics Inc.	121,051	3,402,743
Cameron International Corp.[a,b]	366,393	16,531,652
Diamond Offshore Drilling Inc.[b]	127,595	3,418,270
Dresser-Rand Group Inc.[a]	144,283	11,593,139
Dril-Quip Inc.[a,b]	73,244	5,009,157
FMC Technologies Inc.[a]	444,569	16,453,499
Frank’s International NV	63,997	1,196,744
Helmerich & Payne Inc.	182,626	12,431,352
Nabors Industries Ltd.	562,368	7,676,323
Oceaneering International Inc.	187,916	10,134,310
Oil States International Inc.[a,b]	89,310	3,551,859
Patterson-UTI Energy Inc.	273,536	5,135,638
Rowan Companies PLC Class A	235,272	4,166,667
RPC Inc.	114,902	1,471,895
Seadrill Ltd.[b]	667,229	6,238,591
Seventy Seven Energy Inc.[a,b]	70,258	291,571
Superior Energy Services Inc.	295,779	6,607,703
Tidewater Inc.	88,413	1,692,225
Unit Corp.[a]	93,068	2,604,043

		119,607,381
FOOD & STAPLES RETAILING — 1.05%
Kroger Co. (The)	962,456	73,781,877
Rite Aid Corp.[a]	1,841,131	15,999,428
Sprouts Farmers Market Inc.[a,b]	185,299	6,528,084
Whole Foods Market Inc.	694,352	36,161,852

		132,471,241
FOOD PRODUCTS — 2.32%
Bunge Ltd.	278,278	22,918,976
Campbell Soup Co.	327,773	15,257,833
ConAgra Foods Inc.	795,503	29,059,725
Flowers Foods Inc.	324,765	7,385,156
Hain Celestial Group Inc. (The)[a,b]	189,583	12,142,791
Hershey Co. (The)	282,449	28,501,929

82

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value

Hormel Foods Corp.	252,619	$14,361,390
Ingredion Inc.	140,534	10,936,356
JM Smucker Co. (The)	195,768	22,656,231
Keurig Green Mountain Inc.	267,158	29,849,563
McCormick & Co. Inc./MD	246,622	19,017,022
Mead Johnson Nutrition Co.	381,769	38,379,238
Pilgrim’s Pride Corp.[b]	120,616	2,724,715
Pinnacle Foods Inc.	103,463	4,222,325
Tyson Foods Inc. Class A	546,938	20,947,725
WhiteWave Foods Co. (The)[a]	329,125	14,593,403

		292,954,378
GAS UTILITIES — 0.39%
AGL Resources Inc.	225,391	11,190,663
Atmos Energy Corp.	189,162	10,460,658
National Fuel Gas Co.	159,009	9,593,013
Questar Corp.	330,308	7,881,149
UGI Corp.	326,332	10,635,160

		49,760,643
HEALTH CARE EQUIPMENT & SUPPLIES — 2.70%
Alere Inc.[a]	156,220	7,639,158
Align Technology Inc.[a]	154,154	8,291,173
Boston Scientific Corp.[a]	2,498,456	44,347,594
Cooper Companies Inc. (The)	90,310	16,925,900
CR Bard Inc.	144,068	24,109,780
DENTSPLY International Inc.	267,648	13,620,607
Edwards Lifesciences Corp.[a]	199,294	28,391,423
Hill-Rom Holdings Inc.	108,580	5,320,420
Hologic Inc.[a]	454,503	15,009,962
IDEXX Laboratories Inc.[a,b]	89,990	13,901,655
Intuitive Surgical Inc.[a,b]	67,920	34,301,638
ResMed Inc.	265,360	19,047,541
Sirona Dental Systems Inc.[a,b]	109,154	9,822,768
St. Jude Medical Inc.	536,910	35,113,914
Teleflex Inc.	78,392	9,472,105
Varian Medical Systems Inc.[a,b]	196,410	18,480,217
Zimmer Holdings Inc.	317,012	37,255,250

		341,051,105
HEALTH CARE PROVIDERS & SERVICES — 4.16%
AmerisourceBergen Corp.	426,593	48,490,826
Brookdale Senior Living Inc.[a]	324,575	12,255,952
Cardinal Health Inc.	642,593	58,006,870
Catamaran Corp.[a]	390,600	23,256,324
Centene Corp.[a,b]	217,969	15,408,229
Cigna Corp.	507,439	65,682,904
Community Health Systems Inc.[a]	218,089	11,401,693
DaVita HealthCare Partners Inc.[a]	335,774	27,291,711
Envision Healthcare Holdings Inc.[a]	153,446	5,884,654
HCA Holdings Inc.[a]	616,619	46,388,247
Health Net Inc./CAa	151,455	9,161,513
Henry Schein Inc.[a,b]	161,402	22,534,947
Humana Inc.	292,371	52,047,886
Laboratory Corp. of America Holdings[a]	189,261	23,863,920
LifePoint Hospitals Inc.[a,b]	84,156	6,181,258
MEDNAX Inc.[a,b]	189,668	13,752,827
Omnicare Inc.	187,307	14,433,877
Patterson Companies Inc.	162,046	7,906,224
Premier Inc.[a,b]	61,804	2,322,594

Security	Shares	Value

Quest Diagnostics Inc.	272,976	$20,978,206
Tenet Healthcare Corp.[a]	184,232	9,121,326
Universal Health Services Inc. Class B	167,880	19,761,155
VCA Inc.[a]	156,644	8,587,224

		524,720,367
HEALTH CARE TECHNOLOGY — 0.48%
Allscripts Healthcare Solutions Inc.[a,b]	341,348	4,082,522
athenahealth Inc.[a,b]	71,457	8,531,251
Cerner Corp.[a,b]	562,823	41,232,413
IMS Health Holdings Inc.[a,b]	142,069	3,845,808
Inovalon Holdings Inc.[a]	47,779	1,443,404
Veeva Systems Inc.[a,b]	71,287	1,819,957

		60,955,355
HOTELS, RESTAURANTS & LEISURE — 2.27%
Aramark	80,561	2,548,144
Brinker International Inc.	122,789	7,558,891
Chipotle Mexican Grill Inc.[a,b]	58,713	38,195,155
Choice Hotels International Inc.	66,206	4,241,818
Darden Restaurants Inc.	234,183	16,238,249
Domino’s Pizza Inc.	105,279	10,585,803
Dunkin’ Brands Group Inc.	184,057	8,753,751
Hilton Worldwide Holdings Inc.[a]	255,588	7,570,517
Hyatt Hotels Corp. Class Aa,b	78,706	4,660,969
Marriott International Inc./MD Class A	395,319	31,752,022
MGM Resorts International[a]	703,984	14,804,784
Norwegian Cruise Line Holdings Ltd.[a]	171,301	9,251,967
Panera Bread Co. Class Aa,b	46,207	7,392,889
Restaurant Brands International Inc.	379,611	14,580,859
Royal Caribbean Cruises Ltd.	313,746	25,680,110
SeaWorld Entertainment Inc.	127,735	2,462,731
Six Flags Entertainment Corp.	137,718	6,666,928
Starwood Hotels & Resorts Worldwide Inc.	337,335	28,167,473
Wendy’s Co. (The)	520,602	5,674,562
Wyndham Worldwide Corp.	227,882	20,616,485
Wynn Resorts Ltd.	153,271	19,293,753

		286,697,860
HOUSEHOLD DURABLES — 1.76%
DR Horton Inc.	609,439	17,356,823
Garmin Ltd.	230,849	10,969,944
GoPro Inc.[a,b]	38,237	1,659,868
Harman International Industries Inc.	128,508	17,172,524
Jarden Corp.[a]	365,425	19,330,983
Leggett & Platt Inc.	262,127	12,081,433
Lennar Corp. Class A	336,502	17,434,169
Mohawk Industries Inc.[a]	115,996	21,546,257
Newell Rubbermaid Inc.	522,474	20,413,059
NVR Inc.[a,b]	7,944	10,554,875
PulteGroup Inc.	716,385	15,925,239
Taylor Morrison Home Corp. Class Aa	60,713	1,265,866
Tempur Sealy International Inc.[a,b]	114,980	6,638,945
Toll Brothers Inc.[a]	335,821	13,211,198
Tupperware Brands Corp.	95,393	6,584,025
Whirlpool Corp.	146,867	29,675,946

		221,821,154

83

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.54%
Church & Dwight Co. Inc.	256,607	$21,919,370
Clorox Co. (The)	242,912	26,815,056
Energizer Holdings Inc.	116,673	16,106,708
Spectrum Brands Holdings Inc.	40,317	3,610,790

		68,451,924
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.40%
AES Corp./VA	1,371,525	17,624,096
Calpine Corp.[a]	737,098	16,857,431
NRG Energy Inc.	637,952	16,070,011

		50,551,538
INDUSTRIAL CONGLOMERATES — 0.35%
Carlisle Companies Inc.	120,905	11,199,430
Roper Industries Inc.	188,501	32,422,172

		43,621,602
INSURANCE — 4.19%
Alleghany Corp.[a]	31,056	15,124,272
Allied World Assurance Co. Holdings AG	186,102	7,518,521
American Financial Group Inc./OH	136,742	8,771,999
American National Insurance Co.	14,100	1,387,299
Aon PLC	529,436	50,889,388
Arch Capital Group Ltd.[a]	241,001	14,845,662
Arthur J Gallagher & Co.	296,606	13,866,331
Aspen Insurance Holdings Ltd.	116,932	5,522,698
Assurant Inc.	135,093	8,296,061
Assured Guaranty Ltd.	291,739	7,698,992
Axis Capital Holdings Ltd.	193,426	9,976,913
Brown & Brown Inc.	227,726	7,540,008
Cincinnati Financial Corp.	309,339	16,481,582
CNA Financial Corp.	50,768	2,103,318
Endurance Specialty Holdings Ltd.	84,781	5,183,510
Erie Indemnity Co. Class A	46,052	4,018,498
Everest Re Group Ltd.	87,261	15,183,414
FNF Group	523,270	19,235,405
Genworth Financial Inc. Class Aa	938,936	6,863,622
Hanover Insurance Group Inc. (The)	83,449	6,056,728
Hartford Financial Services Group Inc. (The)	801,704	33,527,261
HCC Insurance Holdings Inc.	188,649	10,690,739
Lincoln National Corp.	498,206	28,626,917
Loews Corp.	615,249	25,120,617
Markel Corp.[a,b]	26,390	20,292,854
MBIA Inc.[a]	267,035	2,483,426
Mercury General Corp.	40,833	2,358,106
Old Republic International Corp.	491,986	7,350,271
PartnerRe Ltd.	89,561	10,239,509
Principal Financial Group Inc.	555,800	28,551,446
ProAssurance Corp.	105,443	4,840,888
Progressive Corp. (The)	1,118,355	30,419,256
Reinsurance Group of America Inc.	130,334	12,145,825
RenaissanceRe Holdings Ltd.[b]	86,117	8,588,448
StanCorp Financial Group Inc.	82,815	5,681,109
Torchmark Corp.	248,789	13,663,492
Unum Group	486,909	16,423,441
Validus Holdings Ltd.	158,167	6,658,831
White Mountains Insurance Group Ltd.	11,666	7,985,610
WR Berkley Corp.	190,117	9,602,810

Security	Shares	Value

XL Group PLC	481,557	$17,721,298

		529,536,375
INTERNET & CATALOG RETAIL — 1.05%
Expedia Inc.	191,279	18,005,092
Groupon Inc.[a,b]	910,331	6,563,487
Liberty Interactive Corp. Series Aa	927,149	27,063,479
Liberty TripAdvisor Holdings Inc. Class Aa	138,625	4,406,889
Liberty Ventures Series Aa	271,525	11,406,765
Netflix Inc.[a]	113,241	47,186,392
TripAdvisor Inc.[a,b]	210,605	17,516,018
zulily Inc. Class Aa,b	24,722	321,139

		132,469,261
INTERNET SOFTWARE & SERVICES — 1.80%
Akamai Technologies Inc.[a]	336,147	23,881,564
AOL Inc.[a,b]	151,251	5,991,052
CoStar Group Inc.[a,b]	60,983	12,064,267
Equinix Inc.	106,654	24,834,384
HomeAway Inc.[a,b]	176,057	5,311,640
IAC/InterActiveCorp	140,644	9,489,251
LendingClub Corp.[a]	125,639	2,468,806
LinkedIn Corp. Class Aa,b	197,043	49,233,164
Pandora Media Inc.[a,b]	388,199	6,292,706
Rackspace Hosting Inc.[a]	221,904	11,448,027
Twitter Inc.[a]	973,419	48,748,823
VeriSign Inc.[a,b]	209,507	14,030,684
Yelp Inc.[a]	96,561	4,572,163
Zillow Group Inc. Class Aa,b	89,621	8,988,986

		227,355,517
IT SERVICES — 2.90%
Alliance Data Systems Corp.[a,b]	111,105	32,914,856
Amdocs Ltd.	301,900	16,423,360
Booz Allen Hamilton Holding Corp.	141,364	4,091,074
Broadridge Financial Solutions Inc.	227,664	12,523,797
Computer Sciences Corp.	273,722	17,868,572
CoreLogic Inc./ U.S.[a]	173,918	6,134,088
DST Systems Inc.	53,483	5,921,103
Fidelity National Information Services Inc.	543,652	37,000,955
Fiserv Inc.[a]	470,793	37,380,964
FleetCor Technologies Inc.[a]	156,679	23,645,995
Gartner Inc.[a]	170,330	14,282,170
Genpact Ltd.[a]	302,582	7,035,031
Global Payments Inc.	128,673	11,796,741
Jack Henry & Associates Inc.	160,039	11,185,126
Leidos Holdings Inc.	121,853	5,112,952
Paychex Inc.	614,881	30,507,321
Sabre Corp.	85,081	2,067,468
Teradata Corp.[a,b]	274,231	12,104,556
Total System Services Inc.	316,297	12,066,731
Vantiv Inc. Class Aa,b	235,296	8,870,659
VeriFone Systems Inc.[a]	210,413	7,341,310
Western Union Co. (The)[b]	1,018,214	21,189,033
Xerox Corp.	2,205,207	28,336,910

		365,800,772
LEISURE PRODUCTS — 0.41%
Hasbro Inc.[b]	218,656	13,827,805

84

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value

Mattel Inc.	641,382	$14,655,579
Polaris Industries Inc.	124,515	17,569,066
Vista Outdoor Inc.[a]	120,791	5,172,271

		51,224,721
LIFE SCIENCES TOOLS & SERVICES — 1.32%
Agilent Technologies Inc.	629,892	26,172,013
Bio-Rad Laboratories Inc. Class Aa,b	39,424	5,329,336
Bio-Techne Corp.	69,980	7,018,294
Bruker Corp.[a,b]	207,068	3,824,546
Charles River Laboratories International Inc.[a]	91,458	7,251,705
Illumina Inc.[a]	263,313	48,881,425
Mettler-Toledo International Inc.[a,b]	55,280	18,167,772
PerkinElmer Inc.	213,816	10,934,550
QIAGEN NVa	440,772	11,107,454
Quintiles Transnational Holdings Inc.[a]	101,114	6,771,605
VWR Corp.[a,b]	55,230	1,435,428
Waters Corp.[a]	160,180	19,913,578

		166,807,706
MACHINERY — 3.52%
AGCO Corp.	167,027	7,957,166
Allison Transmission Holdings Inc.	255,077	8,147,159
Colfax Corp.[a,b]	180,082	8,595,314
Crane Co.	92,161	5,751,768
Donaldson Co. Inc.	269,901	10,177,967
Dover Corp.	314,823	21,760,566
Flowserve Corp.	259,095	14,636,277
Graco Inc.	114,259	8,244,929
IDEX Corp.	152,110	11,534,501
Ingersoll-Rand PLC	510,731	34,770,567
ITT Corp.	173,312	6,916,882
Joy Global Inc.	189,264	7,415,364
Kennametal Inc.	148,807	5,013,308
Lincoln Electric Holdings Inc.	143,703	9,396,739
Manitowoc Co. Inc. (The)	255,856	5,516,255
Middleby Corp. (The)[a,b]	108,334	11,120,485
Navistar International Corp.[a,b]	102,984	3,038,028
Nordson Corp.	121,575	9,524,186
Oshkosh Corp.	147,270	7,185,303
PACCAR Inc.	670,008	42,304,305
Pall Corp.	207,244	20,805,225
Parker-Hannifin Corp.	281,348	33,418,515
Pentair PLC	344,664	21,675,919
Snap-on Inc.	109,868	16,157,188
SPX Corp.	77,380	6,569,562
Stanley Black & Decker Inc.	294,782	28,110,412
Terex Corp.	208,861	5,553,614
Timken Co. (The)	154,122	6,494,701
Toro Co. (The)	106,535	7,470,234
Trinity Industries Inc.	292,117	10,373,075
Valmont Industries Inc.	46,338	5,694,013
WABCO Holdings Inc.[a]	107,153	13,166,961
Wabtec Corp./DE	182,431	17,332,769
Xylem Inc./NY	347,256	12,160,905

		443,990,162
MARINE — 0.06%
Kirby Corp.[a]	107,654	8,079,433

		8,079,433

Security	Shares	Value

MEDIA — 2.37%
AMC Networks Inc. Class Aa,b	112,658	$8,634,109
Cablevision Systems Corp. Class Ab	369,122	6,754,933
Charter Communications Inc. Class Aa	149,884	28,944,099
Cinemark Holdings Inc.	217,732	9,813,181
Clear Channel Outdoor Holdings Inc. Class A	78,760	797,051
Discovery Communications Inc. Class Aa,b	433,442	13,332,676
Discovery Communications Inc. Class Ca,b	433,529	12,778,267
DISH Network Corp. Class Aa	402,887	28,226,263
DreamWorks Animation SKG Inc. Class Aa,b	141,000	3,412,200
Gannett Co. Inc.	428,055	15,872,280
Interpublic Group of Companies Inc. (The)	800,951	17,717,036
John Wiley & Sons Inc. Class A	83,688	5,116,684
Liberty Broadband Corp. Class Aa,b	44,650	2,521,832
Liberty Broadband Corp. Class Ca	116,219	6,577,996
Liberty Media Corp. Class Aa	179,402	6,915,947
Liberty Media Corp. Class Ca	358,437	13,692,294
Lions Gate Entertainment Corp.	152,784	5,182,433
Live Nation Entertainment Inc.[a,b]	273,493	6,900,228
Madison Square Garden Co. (The) Class Aa	116,466	9,858,847
Morningstar Inc.	36,813	2,757,662
News Corp. Class Aa	938,284	15,021,927
Omnicom Group Inc.	488,196	38,069,524
Regal Entertainment Group Class Ab	155,287	3,546,755
Scripps Networks Interactive Inc. Class A	183,891	12,607,567
Sirius XM Holdings Inc.[a]	4,898,211	18,711,166
Starz Series Aa,b	164,676	5,666,501

		299,429,458
METALS & MINING — 1.04%
Alcoa Inc.	2,214,388	28,609,893
Allegheny Technologies Inc.	205,315	6,161,503
Carpenter Technology Corp.	99,825	3,881,196
Cliffs Natural Resources Inc.[b]	287,884	1,384,722
Compass Minerals International Inc.	63,454	5,914,547
Newmont Mining Corp.	941,231	20,434,125
Nucor Corp.	601,564	28,592,337
Reliance Steel & Aluminum Co.	146,885	8,971,736
Royal Gold Inc.	121,856	7,690,332
Steel Dynamics Inc.	453,441	9,114,164
Tahoe Resources Inc.	157,805	1,729,543
TimkenSteel Corp.	76,828	2,033,637
U.S. Steel Corp.[b]	273,177	6,665,519

		131,183,254
MULTI-UTILITIES — 2.49%
Alliant Energy Corp.	209,469	13,196,547
Ameren Corp.	458,094	19,331,567
CenterPoint Energy Inc.	812,173	16,576,451
CMS Energy Corp.	509,305	17,779,838
Consolidated Edison Inc.	553,290	33,750,690
DTE Energy Co.	334,353	26,978,944
Integrys Energy Group Inc.	150,811	10,861,408
MDU Resources Group Inc.	362,219	7,729,753
NiSource Inc.	594,863	26,269,150
Public Service Enterprise Group Inc.	955,686	40,062,357
SCANA Corp.	267,964	14,735,340
Sempra Energy	463,588	50,540,364
TECO Energy Inc.	440,585	8,547,349
Vectren Corp.	155,631	6,869,552

85

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value

Wisconsin Energy Corp.	426,435	$21,108,533

		314,337,843
MULTILINE RETAIL — 1.60%
Big Lots Inc.	100,734	4,838,254
Dillard’s Inc. Class A	45,288	6,182,265
Dollar General Corp.[a]	585,522	44,136,648
Dollar Tree Inc.[a]	390,687	31,702,297
Family Dollar Stores Inc.	180,565	14,307,971
JC Penney Co. Inc.[a,b]	577,618	4,857,767
Kohl’s Corp.	393,976	30,828,622
Macy’s Inc.	643,450	41,766,340
Nordstrom Inc.	261,742	21,023,117
Sears Holdings Corp.[a,b]	50,213	2,077,814

		201,721,095
OIL, GAS & CONSUMABLE FUELS — 3.32%
Antero Resources Corp.[a,b]	105,264	3,717,924
Cabot Oil & Gas Corp.	788,912	23,296,571
Cheniere Energy Inc.[a]	449,404	34,783,870
Chesapeake Energy Corp.	995,852	14,101,264
Cimarex Energy Co.	164,503	18,932,650
Cobalt International Energy Inc.[a,b]	664,403	6,252,032
Concho Resources Inc.[a]	226,624	26,270,254
CONSOL Energy Inc.	434,086	12,106,659
Continental Resources Inc./OKa,b	162,729	7,106,375
CVR Energy Inc.	29,196	1,242,582
Denbury Resources Inc.[b]	667,680	4,867,387
Energen Corp.	137,449	9,071,634
EP Energy Corp. Class Aa,b	61,667	646,270
EQT Corp.	286,966	23,780,872
Golar LNG Ltd.[b]	96,608	3,215,114
Gulfport Energy Corp.[a,b]	161,698	7,423,555
HollyFrontier Corp.	375,142	15,106,968
Kosmos Energy Ltd.[a]	198,880	1,573,141
Laredo Petroleum Inc.[a,b]	218,301	2,846,645
Memorial Resource Development Corp.[a]	96,426	1,710,597
Murphy Oil Corp.	339,356	15,813,990
Newfield Exploration Co.[a]	307,239	10,781,017
Noble Energy Inc.	732,407	35,814,702
Oasis Petroleum Inc.[a,b]	263,035	3,740,358
ONEOK Inc.	392,744	18,945,971
PBF Energy Inc.	131,205	4,450,474
Peabody Energy Corp.[b]	515,447	2,535,999
QEP Resources Inc.	340,650	7,102,553
Range Resources Corp.	310,143	16,139,842
SandRidge Energy Inc.[a,b]	927,484	1,650,922
SM Energy Co.	126,818	6,553,954
Southwestern Energy Co.[a,b]	727,389	16,868,151
Targa Resources Corp.	92,032	8,815,745
Teekay Corp.	86,289	4,018,479
Tesoro Corp.	244,326	22,304,521
Ultra Petroleum Corp.[a,b]	289,930	4,531,606
Whiting Petroleum Corp.[a]	313,890	9,699,201
World Fuel Services Corp.	136,044	7,819,809
WPX Energy Inc.[a]	382,858	4,184,638

		419,824,296
PAPER & FOREST PRODUCTS — 0.40%
Domtar Corp.	121,665	5,623,356

Security	Shares	Value

International Paper Co.	818,269	$45,405,747

		51,029,103
PERSONAL PRODUCTS — 0.18%
Avon Products Inc.[b]	822,449	6,571,367
Coty Inc. Class Aa	125,278	3,040,497
Herbalife Ltd.[b]	144,184	6,165,308
Nu Skin Enterprises Inc. Class A	111,437	6,709,622

		22,486,794
PHARMACEUTICALS — 2.02%
Endo International PLC[a]	335,212	30,068,516
Hospira Inc.[a]	315,758	27,736,183
Jazz Pharmaceuticals PLC[a]	112,207	19,388,248
Mallinckrodt PLC[a]	213,678	27,062,319
Mylan NVa,b	705,960	41,898,726
Perrigo Co. PLC	265,922	44,023,387
Salix Pharmaceuticals Ltd.[a]	119,388	20,631,440
Zoetis Inc.	946,401	43,808,902

		254,617,721
PROFESSIONAL SERVICES — 1.08%
Dun & Bradstreet Corp. (The)	69,834	8,963,892
Equifax Inc.	230,514	21,437,802
IHS Inc. Class Aa	128,432	14,610,424
ManpowerGroup Inc.	150,606	12,974,707
Nielsen NV	532,424	23,730,138
Robert Half International Inc.	259,371	15,697,133
Towers Watson & Co. Class A	122,536	16,197,421
Verisk Analytics Inc. Class Aa	314,163	22,431,238

		136,042,755
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.62%
Alexandria Real Estate Equities Inc.	135,600	13,294,224
American Campus Communities Inc.	211,731	9,076,908
American Capital Agency Corp.	665,802	14,201,557
American Homes 4 Rent Class A	283,053	4,684,527
American Realty Capital Properties Inc.	1,717,605	16,918,409
Annaly Capital Management Inc.	1,790,027	18,616,281
Apartment Investment & Management Co. Class A	294,105	11,575,973
AvalonBay Communities Inc.	244,826	42,660,931
BioMed Realty Trust Inc.	383,589	8,692,127
Boston Properties Inc.	289,086	40,610,801
Brandywine Realty Trust	336,959	5,384,605
Brixmor Property Group Inc.	100,995	2,681,417
Camden Property Trust	161,996	12,656,748
CBL & Associates Properties Inc.	315,024	6,237,475
Chimera Investment Corp.	1,944,036	6,104,273
Columbia Property Trust Inc.	236,918	6,401,524
Corporate Office Properties Trust	177,105	5,203,345
Corrections Corp. of America[b]	219,481	8,836,305
Crown Castle International Corp.	630,502	52,041,635
DDR Corp.[b]	568,695	10,589,101
Digital Realty Trust Inc.[b]	255,847	16,875,668
Douglas Emmett Inc.[b]	271,201	8,084,502
Duke Realty Corp.	623,385	13,571,092
Equity Commonwealth[a]	244,125	6,481,519
Equity Lifestyle Properties Inc.	157,143	8,635,008
Essex Property Trust Inc.	118,097	27,150,500

86

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value

Extra Space Storage Inc.	218,850	$14,787,695
Federal Realty Investment Trust	127,100	18,710,391
Gaming and Leisure Properties Inc.	159,920	5,896,250
General Growth Properties Inc.	1,071,057	31,649,734
HCP Inc.[b]	865,540	37,399,983
Health Care REIT Inc.	657,791	50,886,712
Healthcare Trust of America Inc. Class A	236,214	6,580,922
Home Properties Inc.[b]	107,785	7,468,423
Hospitality Properties Trust	280,216	9,244,326
Host Hotels & Resorts Inc.	1,429,925	28,855,887
Iron Mountain Inc.[b]	350,311	12,779,345
Kilroy Realty Corp.	163,122	12,425,003
Kimco Realty Corp.	775,191	20,813,878
Lamar Advertising Co. Class A	149,791	8,878,113
Liberty Property Trust[b]	279,523	9,978,971
Macerich Co. (The)	298,319	25,157,241
MFA Financial Inc.[b]	694,369	5,457,740
Mid-America Apartment Communities Inc.[b]	141,641	10,944,600
National Retail Properties Inc.[b]	249,228	10,210,871
NorthStar Realty Finance Corp.[b]	454,737	8,239,834
Omega Healthcare Investors Inc.[b]	261,684	10,616,520
Outfront Media Inc.[b]	257,107	7,692,641
Paramount Group Inc.	286,058	5,520,919
Piedmont Office Realty Trust Inc. Class Ab	292,052	5,435,088
Plum Creek Timber Co. Inc.[b]	334,239	14,522,685
Post Properties Inc.	102,896	5,857,869
Prologis Inc.	943,893	41,115,979
Rayonier Inc.	238,846	6,439,288
Realty Income Corp.[b]	418,109	21,574,424
Regency Centers Corp.[b]	174,186	11,851,615
Retail Properties of America Inc. Class A	447,694	7,176,535
Senior Housing Properties Trust	443,442	9,839,978
SL Green Realty Corp.[b]	180,439	23,164,759
Spirit Realty Capital Inc.	755,634	9,128,059
Starwood Property Trust Inc.[b]	418,016	10,157,789
Tanger Factory Outlet Centers Inc.	171,978	6,048,466
Taubman Centers Inc.[b]	111,154	8,573,308
Two Harbors Investment Corp.	691,158	7,340,098
UDR Inc.[b]	474,404	16,143,968
Urban Edge Properties	187,546	4,444,840
Ventas Inc.	582,005	42,498,005
Vornado Realty Trust	354,020	39,650,240
Weingarten Realty Investors	230,432	8,290,943
Weyerhaeuser Co.	994,000	32,951,100
WP Carey Inc.	188,068	12,788,624
WP GLIMCHER Inc.	348,547	5,796,337

		1,088,252,451
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.53%
CBRE Group Inc. Class Aa	529,451	20,495,048
Forest City Enterprises Inc. Class Aa	310,619	7,926,997
Howard Hughes Corp. (The)[a]	74,836	11,601,077
Jones Lang LaSalle Inc.	84,163	14,341,375
Realogy Holdings Corp.[a,b]	276,587	12,579,177

		66,943,674
ROAD & RAIL — 0.87%
AMERCO	13,847	4,575,049
Avis Budget Group Inc.[a]	199,172	11,754,136
Con-way Inc.	108,233	4,776,322
Genesee & Wyoming Inc. Class Aa,b	98,193	9,469,733

Security	Shares	Value

Hertz Global Holdings Inc.[a]	845,750	$18,335,860
JB Hunt Transport Services Inc.	173,666	14,830,208
Kansas City Southern	208,434	21,276,943
Landstar System Inc.	85,121	5,643,522
Old Dominion Freight Line Inc.[a,b]	118,588	9,166,852
Ryder System Inc.	100,278	9,515,380

		109,344,005
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.74%
Advanced Micro Devices Inc.[a,b]	1,162,964	3,116,743
Altera Corp.	591,410	25,377,403
Analog Devices Inc.	593,427	37,385,901
Applied Materials Inc.	2,299,531	51,877,419
Atmel Corp.	795,168	6,544,233
Avago Technologies Ltd.	471,890	59,920,592
Broadcom Corp. Class A	1,010,407	43,745,571
Cree Inc.[a,b]	211,257	7,497,511
First Solar Inc.[a]	138,550	8,283,904
Freescale Semiconductor Ltd.[a]	199,063	8,113,808
KLA-Tencor Corp.	313,037	18,246,927
Lam Research Corp.	306,298	21,512,840
Linear Technology Corp.	446,609	20,901,301
Marvell Technology Group Ltd.	768,538	11,297,509
Maxim Integrated Products Inc.	534,152	18,593,831
Microchip Technology Inc.	378,424	18,504,934
NVIDIA Corp.	1,054,977	22,075,394
ON Semiconductor Corp.[a]	831,661	10,071,415
Skyworks Solutions Inc.	358,141	35,201,679
SunEdison Inc.[a,b]	506,819	12,163,656
SunPower Corp.[a,b]	85,913	2,689,936
Teradyne Inc.	387,342	7,301,397
Xilinx Inc.	506,507	21,425,246

		471,849,150
SOFTWARE — 3.22%
Activision Blizzard Inc.	935,814	21,266,373
ANSYS Inc.[a]	174,857	15,420,639
Autodesk Inc.[a]	429,723	25,198,957
CA Inc.	604,399	19,709,451
Cadence Design Systems Inc.[a,b]	546,724	10,081,591
Citrix Systems Inc.[a]	309,596	19,773,896
Electronic Arts Inc.[a]	594,180	34,946,697
FactSet Research Systems Inc.	79,874	12,715,941
FireEye Inc.[a,b]	171,639	6,736,831
Fortinet Inc.[a,b]	258,779	9,044,326
Informatica Corp.[a]	207,154	9,084,739
Intuit Inc.	536,234	51,993,249
NetSuite Inc.[a,b]	78,461	7,278,042
Nuance Communications Inc.[a,b]	495,262	7,107,010
PTC Inc.[a,b]	224,173	8,108,337
Red Hat Inc.[a]	357,711	27,096,608
Rovi Corp.[a,b]	178,141	3,243,948
ServiceNow Inc.[a,b]	272,168	21,441,395
SolarWinds Inc.[a]	124,423	6,375,434
Solera Holdings Inc.	129,885	6,709,859
Splunk Inc.[a,b]	223,166	13,211,427
Symantec Corp.	1,306,662	30,530,158
Synopsys Inc.[a]	292,919	13,568,008
Tableau Software Inc. Class Aa	71,999	6,661,347
Workday Inc. Class Aa,b	176,702	14,915,416

87

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value

Zynga Inc. Class Aa,b	1,373,687	$3,915,008

		406,134,687
SPECIALTY RETAIL — 4.10%
Aaron’s Inc.	121,569	3,441,618
Abercrombie & Fitch Co. Class A	136,838	3,015,910
Advance Auto Parts Inc.	137,723	20,615,756
Ascena Retail Group Inc.[a]	244,736	3,551,119
AutoNation Inc.[a]	130,619	8,402,720
AutoZone Inc.[a,b]	61,603	42,023,103
Bed Bath & Beyond Inc.[a,b]	349,899	26,863,496
Best Buy Co. Inc.	542,219	20,490,456
Cabela’s Inc.[a,b]	94,602	5,295,820
CarMax Inc.[a,b]	416,415	28,736,799
Chico’s FAS Inc.	290,787	5,144,022
CST Brands Inc.	142,921	6,264,227
Dick’s Sporting Goods Inc.	182,836	10,419,824
DSW Inc. Class A	142,311	5,248,430
Foot Locker Inc.	275,150	17,334,450
GameStop Corp. Class Ab	205,651	7,806,512
Gap Inc. (The)	473,770	20,528,454
GNC Holdings Inc. Class A	171,922	8,436,213
L Brands Inc.	459,133	43,291,651
Michaels Companies Inc. (The)[a]	52,008	1,407,336
Murphy USA Inc.[a]	88,526	6,406,627
O’Reilly Automotive Inc.[a,b]	200,380	43,330,171
Penske Automotive Group Inc.	81,007	4,171,050
Ross Stores Inc.	401,239	42,274,541
Sally Beauty Holdings Inc.[a,b]	306,648	10,539,492
Signet Jewelers Ltd.	151,784	21,066,101
Staples Inc.	1,220,800	19,880,728
Tiffany & Co.	212,996	18,745,778
Tractor Supply Co.	261,508	22,243,870
Ulta Salon Cosmetics & Fragrance Inc.[a]	121,642	18,349,696
Urban Outfitters Inc.[a]	191,647	8,748,686
Williams-Sonoma Inc.	177,640	14,159,684

		518,234,340
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.90%
3D Systems Corp.[a,b]	207,746	5,696,395
Diebold Inc.	122,851	4,356,297
Lexmark International Inc. Class A	117,536	4,976,474
NCR Corp.[a]	317,173	9,359,775
NetApp Inc.	589,216	20,893,599
SanDisk Corp.	402,392	25,600,179
Stratasys Ltd.[a,b]	93,152	4,916,563
Western Digital Corp.	420,502	38,269,887

		114,069,169
TEXTILES, APPAREL & LUXURY GOODS — 1.64%
Carter’s Inc.	101,253	9,362,865
Coach Inc.	517,653	21,446,364
Deckers Outdoor Corp.[a,b]	65,772	4,792,805
Fossil Group Inc.[a,b]	82,766	6,824,057
Hanesbrands Inc.	752,259	25,208,199
Kate Spade & Co.[a]	239,146	7,985,085
Michael Kors Holdings Ltd.[a]	385,923	25,374,437
PVH Corp.	155,568	16,577,326
Ralph Lauren Corp.	111,624	14,678,556
Under Armour Inc. Class Aa,b	326,812	26,390,069

Security	Shares	Value

VF Corp.	651,654	$49,076,063

		207,715,826
THRIFTS & MORTGAGE FINANCE — 0.30%
Hudson City Bancorp Inc.	998,459	10,463,850
Nationstar Mortgage Holdings Inc.[a,b]	39,300	973,461
New York Community Bancorp Inc.[b]	835,887	13,984,390
Ocwen Financial Corp.[a,b]	187,003	1,542,775
People’s United Financial Inc.	584,937	8,891,042
TFS Financial Corp.	144,552	2,122,023

		37,977,541
TOBACCO — 0.35%
Lorillard Inc.	684,809	44,752,268

		44,752,268
TRADING COMPANIES & DISTRIBUTORS — 0.83%
Air Lease Corp.	192,713	7,272,988
Fastenal Co.	560,673	23,231,486
GATX Corp.	87,209	5,056,378
HD Supply Holdings Inc.[a]	200,530	6,247,512
MRC Global Inc.[a,b]	195,161	2,312,658
MSC Industrial Direct Co. Inc. Class A	89,550	6,465,510
NOW Inc.[a,b]	203,698	4,408,025
United Rentals Inc.[a]	183,937	16,767,697
Veritiv Corp.[a]	15,564	686,839
WESCO International Inc.[a,b]	84,056	5,874,674
WW Grainger Inc.	110,120	25,967,397

		104,291,164
WATER UTILITIES — 0.21%
American Water Works Co. Inc.	338,244	18,336,207
Aqua America Inc.	333,807	8,795,815

		27,132,022
WIRELESS TELECOMMUNICATION SERVICES — 0.26%
SBA Communications Corp. Class Aa	243,325	28,493,358
Telephone & Data Systems Inc.	161,906	4,031,459
U.S. Cellular Corp.[a]	24,925	890,321

		33,415,138

TOTAL COMMON STOCKS (Cost: $8,936,399,878)		12,597,715,005

SHORT-TERM INVESTMENTS — 6.18%

MONEY MARKET FUNDS — 6.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	726,191,715	726,191,715
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	41,952,396	41,952,396

88

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	12,024,965	$12,024,965

		780,169,076

TOTAL SHORT-TERM INVESTMENTS (Cost: $780,169,076)		780,169,076

TOTAL INVESTMENTS IN SECURITIES — 105.96% (Cost: $9,716,568,954)		13,377,884,081
Other Assets, Less Liabilities — (5.96)%		(752,682,211)

NET ASSETS — 100.00%		$12,625,201,870

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	62	Jun. 2015	Chicago Mercantile	$6,388,480	$73,190
E-mini S&P MidCap 400	109	Jun. 2015	Chicago Mercantile	16,565,820	394,224

Net unrealized appreciation					$467,414

See notes to financial statements.

89

Schedule of Investments

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 1.40%
B/E Aerospace Inc.	192,995	$12,278,342
Hexcel Corp.	179,712	9,240,791
Huntington Ingalls Industries Inc.	76,254	10,686,998
KLX Inc.[a]	96,891	3,734,179
Rockwell Collins Inc.	219,312	21,174,574
Spirit AeroSystems Holdings Inc. Class Aa	206,145	10,762,830
TransDigm Group Inc.	97,122	21,242,524
Triumph Group Inc.	22,680	1,354,450

		90,474,688
AIR FREIGHT & LOGISTICS — 0.58%
CH Robinson Worldwide Inc.	272,369	19,942,858
Expeditors International of Washington Inc.	362,133	17,447,568

		37,390,426
AIRLINES — 1.96%
Alaska Air Group Inc.	230,434	15,250,122
Copa Holdings SA Class A	48,081	4,854,738
Southwest Airlines Co.	1,129,652	50,043,584
Spirit Airlines Inc.[a,b]	133,434	10,322,454
United Continental Holdings Inc.[a]	685,239	46,082,323

		126,553,221
AUTO COMPONENTS — 0.90%
BorgWarner Inc.	419,604	25,377,650
Gentex Corp./MI	316,182	5,786,131
Goodyear Tire & Rubber Co. (The)	504,925	13,673,369
Lear Corp.	119,443	13,236,673

		58,073,823
AUTOMOBILES — 0.97%
Harley-Davidson Inc.	400,775	24,343,074
Tesla Motors Inc.[a,b]	174,329	32,908,085
Thor Industries Inc.	84,325	5,330,183

		62,581,342
BANKS — 0.19%
Signature Bank/New York NYa	85,561	11,086,995
SVB Financial Group[a]	8,181	1,039,314

		12,126,309
BEVERAGES — 2.19%
Brown-Forman Corp. Class B	282,384	25,513,394
Coca-Cola Enterprises Inc.	432,765	19,128,213
Constellation Brands Inc. Class Aa	274,267	31,872,568
Dr. Pepper Snapple Group Inc.	360,449	28,288,038
Monster Beverage Corp.[a]	262,633	36,347,094

		141,149,307

Security	Shares	Value

BIOTECHNOLOGY — 3.37%
Alkermes PLC[a]	226,898	$13,833,971
Alnylam Pharmaceuticals Inc.[a]	112,018	11,696,920
BioMarin Pharmaceutical Inc.[a]	288,392	35,939,411
Incyte Corp.[a,b]	265,432	24,329,497
Intercept Pharmaceuticals Inc.[a,b]	24,473	6,901,876
Juno Therapeutics Inc.[a]	16,705	1,013,325
Medivation Inc.[a,b]	140,412	18,122,977
Myriad Genetics Inc.[a,b]	120,358	4,260,673
Pharmacyclics Inc.[a]	111,152	28,449,354
Seattle Genetics Inc.[a,b]	185,565	6,559,723
United Therapeutics Corp.[a,b]	87,971	15,169,279
Vertex Pharmaceuticals Inc.[a]	433,324	51,119,232

		217,396,238
BUILDING PRODUCTS — 0.88%
Allegion PLC	177,122	10,834,553
AO Smith Corp.	62,767	4,121,281
Armstrong World Industries Inc.[a]	83,035	4,772,022
Fortune Brands Home & Security Inc.	127,661	6,061,344
Lennox International Inc.	82,096	9,169,302
Masco Corp.	654,146	17,465,698
USG Corp.[a,b]	171,476	4,578,409

		57,002,609
CAPITAL MARKETS — 2.42%
Affiliated Managers Group Inc.[a]	101,447	21,788,787
Ameriprise Financial Inc.	121,923	15,952,405
Artisan Partners Asset Management Inc.	50,271	2,285,320
Eaton Vance Corp.	221,113	9,207,145
Federated Investors Inc. Class B	126,703	4,293,965
Invesco Ltd.	121,391	4,818,009
Lazard Ltd. Class A	226,574	11,915,527
Legg Mason Inc.	74,635	4,119,852
LPL Financial Holdings Inc.	160,443	7,037,030
NorthStar Asset Management Group Inc./New York	72,286	1,687,155
SEI Investments Co.	228,423	10,071,170
T Rowe Price Group Inc.	481,977	39,030,497
TD Ameritrade Holding Corp.	431,486	16,077,168
Waddell & Reed Financial Inc. Class A	156,630	7,759,450

		156,043,480
CHEMICALS — 3.01%
Airgas Inc.	136,267	14,459,291
Albemarle Corp.	63,640	3,362,738
Axalta Coating Systems Ltd.[a]	61,700	1,704,154
Cabot Corp.	7,750	348,750
Celanese Corp. Series A	24,670	1,378,066
Cytec Industries Inc.	15,722	849,617
Eastman Chemical Co.	250,837	17,372,971
FMC Corp.	244,231	13,982,225
Huntsman Corp.	259,904	5,762,072
International Flavors & Fragrances Inc.	149,153	17,510,562
NewMarket Corp.	16,549	7,907,112
Platform Specialty Products Corp.[a,b]	175,332	4,499,019
Rayonier Advanced Materials Inc.	9,069	135,128
RPM International Inc.	226,471	10,868,343
Scotts Miracle-Gro Co. (The) Class A	82,398	5,534,674
Sherwin-Williams Co. (The)	157,965	44,941,042

90

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2015

Security	Shares	Value

Sigma-Aldrich Corp.	100,259	$13,860,807
Valspar Corp. (The)	155,162	13,038,263
Westlake Chemical Corp.	64,298	4,625,598
WR Grace & Co.[a,b]	120,597	11,923,425

		194,063,857
COMMERCIAL SERVICES & SUPPLIES — 1.51%
Cintas Corp.	147,572	12,046,302
Clean Harbors Inc.[a,b]	82,007	4,656,357
Copart Inc.[a]	206,331	7,751,856
Covanta Holding Corp.	81,133	1,819,813
KAR Auction Services Inc.	103,256	3,916,500
Pitney Bowes Inc.	169,789	3,959,479
Rollins Inc.	175,383	4,337,222
RR Donnelley & Sons Co.	36,953	709,128
Stericycle Inc.[a,b]	155,416	21,825,069
Tyco International PLC	684,593	29,478,575
Waste Connections Inc.	138,121	6,649,145

		97,149,446
COMMUNICATIONS EQUIPMENT — 0.94%
Arista Networks Inc.[a,b]	8,674	611,777
ARRIS Group Inc.[a]	230,880	6,671,278
CommScope Holding Co. Inc.[a]	114,174	3,258,526
EchoStar Corp. Class Aa	19,314	998,920
F5 Networks Inc.[a]	138,916	15,967,005
Harris Corp.	40,214	3,167,255
Juniper Networks Inc.	161,863	3,654,866
Motorola Solutions Inc.	82,312	5,487,741
Palo Alto Networks Inc.[a,b]	100,483	14,678,557
Riverbed Technology Inc.[a]	294,861	6,165,543

		60,661,468
CONSTRUCTION & ENGINEERING — 0.33%
Chicago Bridge & Iron Co. NVb	181,099	8,920,937
Fluor Corp.	165,935	9,484,844
Quanta Services Inc.[a]	95,364	2,720,735

		21,126,516
CONSTRUCTION MATERIALS — 0.37%
Eagle Materials Inc.	92,021	7,689,275
Martin Marietta Materials Inc.	113,330	15,843,534

		23,532,809
CONSUMER FINANCE — 0.27%
Ally Financial Inc.[a]	444,089	9,316,987
Santander Consumer USA Holdings Inc.	10,712	247,876
SLM Corp.	263,273	2,443,173
Synchrony Financial[a]	170,285	5,168,150

		17,176,186
CONTAINERS & PACKAGING — 1.21%
AptarGroup Inc.	27,278	1,732,699
Avery Dennison Corp.	60,842	3,219,150
Ball Corp.	255,796	18,069,429
Crown Holdings Inc.[a]	254,197	13,731,722
Owens-Illinois Inc.[a,b]	181,835	4,240,392

Security	Shares	Value

Packaging Corp. of America	180,324	$14,099,534
Sealed Air Corp.	396,186	18,050,234
Silgan Holdings Inc.	79,986	4,649,586

		77,792,746
DISTRIBUTORS — 0.60%
Genuine Parts Co.	263,882	24,591,163
LKQ Corp.[a]	553,639	14,151,013

		38,742,176
DIVERSIFIED CONSUMER SERVICES — 0.40%
H&R Block Inc.	503,071	16,133,487
Service Corp. International/U.S.	304,808	7,940,248
ServiceMaster Global Holdings Inc.[a]	51,033	1,722,364

		25,796,099
DIVERSIFIED FINANCIAL SERVICES — 1.92%
CBOE Holdings Inc.	157,717	9,053,744
Intercontinental Exchange Inc.	89,596	20,900,059
Leucadia National Corp.	111,664	2,488,991
McGraw Hill Financial Inc.	499,382	51,636,099
Moody’s Corp.	327,711	34,016,402
MSCI Inc.	94,804	5,812,433

		123,907,728
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.55%
Level 3 Communications Inc.[a]	507,840	27,342,105
Windstream Holdings Inc.	1,036,659	7,671,277
Zayo Group Holdings Inc.[a]	15,826	442,495

		35,455,877
ELECTRIC UTILITIES — 0.16%
ITC Holdings Corp.	272,814	10,211,428

		10,211,428
ELECTRICAL EQUIPMENT — 1.12%
Acuity Brands Inc.	79,240	13,324,998
AMETEK Inc.	450,212	23,654,139
Hubbell Inc. Class B	17,638	1,933,478
Rockwell Automation Inc.	253,905	29,450,441
Solarcity Corp.[a,b]	77,833	3,991,276

		72,354,332
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.27%
Amphenol Corp. Class A	576,477	33,971,789
Avnet Inc.	51,526	2,292,907
CDW Corp./DE	159,728	5,948,271
FLIR Systems Inc.	182,258	5,701,030
IPG Photonics Corp.[a,b]	61,000	5,654,700
Keysight Technologies Inc.[a]	44,147	1,640,061
National Instruments Corp.	182,816	5,857,425
Trimble Navigation Ltd.[a,b]	478,334	12,054,017
Zebra Technologies Corp. Class Aa,b	92,607	8,400,844

		81,521,044

91

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2015

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.06%
Atwood Oceanics Inc.	26,265	$738,309
Cameron International Corp.[a]	227,472	10,263,537
Dresser-Rand Group Inc.[a]	140,236	11,267,963
Dril-Quip Inc.[a]	71,078	4,861,024
FMC Technologies Inc.[a]	431,450	15,967,964
Frank’s International NV	7,961	148,871
Helmerich & Payne Inc.	120,202	8,182,150
Nabors Industries Ltd.	53,552	730,985
Oceaneering International Inc.	183,072	9,873,073
Patterson-UTI Energy Inc.	136,008	2,553,550
RPC Inc.	113,200	1,450,092
Seadrill Ltd.[b]	192,813	1,802,801
Seventy Seven Energy Inc.[a]	15,619	64,819
Superior Energy Services Inc.	19,517	436,010
Unit Corp.[a,b]	5,756	161,053

		68,502,201
FOOD & STAPLES RETAILING — 1.61%
Kroger Co. (The)	934,793	71,661,231
Rite Aid Corp.[a]	1,196,889	10,400,966
Sprouts Farmers Market Inc.[a,b]	179,442	6,321,742
Whole Foods Market Inc.	293,292	15,274,647

		103,658,586
FOOD PRODUCTS — 2.66%
Campbell Soup Co.	211,955	9,866,505
Flowers Foods Inc.	315,514	7,174,788
Hain Celestial Group Inc. (The)[a,b]	168,354	10,783,074
Hershey Co. (The)	274,436	27,693,337
Hormel Foods Corp.	245,405	13,951,274
Ingredion Inc.	20,603	1,603,325
Keurig Green Mountain Inc.	259,397	28,982,427
McCormick & Co. Inc./MD	239,424	18,461,985
Mead Johnson Nutrition Co.	370,737	37,270,191
Pilgrim’s Pride Corp.[b]	15,493	349,987
Tyson Foods Inc. Class A	32,686	1,251,874
WhiteWave Foods Co. (The)[a]	318,941	14,141,844

		171,530,611
HEALTH CARE EQUIPMENT & SUPPLIES — 3.04%
Align Technology Inc.[a,b]	150,019	8,068,772
Boston Scientific Corp.[a]	231,198	4,103,765
Cooper Companies Inc. (The)	65,034	12,188,672
CR Bard Inc.	139,960	23,422,306
DENTSPLY International Inc.	80,920	4,118,019
Edwards Lifesciences Corp.[a]	193,635	27,585,242
Hill-Rom Holdings Inc.	7,039	344,911
Hologic Inc.[a,b]	142,802	4,716,036
IDEXX Laboratories Inc.[a,b]	87,454	13,509,894
Intuitive Surgical Inc.[a,b]	61,068	30,841,172
ResMed Inc.	257,486	18,482,345
Sirona Dental Systems Inc.[a,b]	65,254	5,872,207
St. Jude Medical Inc.	335,921	21,969,233
Varian Medical Systems Inc.[a,b]	190,723	17,945,127
Zimmer Holdings Inc.	23,109	2,715,770

		195,883,471

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.84%
AmerisourceBergen Corp.	414,335	$47,097,459
Brookdale Senior Living Inc.[a]	314,841	11,888,396
Cardinal Health Inc.	50,538	4,562,065
Catamaran Corp.[a]	379,547	22,598,228
Centene Corp.[a]	211,601	14,958,075
Cigna Corp.	38,431	4,974,509
DaVita HealthCare Partners Inc.[a]	113,336	9,211,950
Envision Healthcare Holdings Inc.[a]	149,229	5,722,932
HCA Holdings Inc.[a]	57,059	4,292,549
Henry Schein Inc.[a,b]	156,655	21,872,171
Laboratory Corp. of America Holdings[a]	87,286	11,005,892
MEDNAX Inc.[a,b]	120,614	8,745,721
Patterson Companies Inc.	14,271	696,282
Premier Inc.[a,b]	59,528	2,237,062
Tenet Healthcare Corp.[a,b]	179,198	8,872,093
Universal Health Services Inc. Class B	35,987	4,236,030

		182,971,414
HEALTH CARE TECHNOLOGY — 0.88%
Allscripts Healthcare Solutions Inc.[a,b]	123,609	1,478,364
athenahealth Inc.[a,b]	69,464	8,293,307
Cerner Corp.[a]	546,591	40,043,257
IMS Health Holdings Inc.[a,b]	137,549	3,723,451
Inovalon Holdings Inc.[a]	35,556	1,074,147
Veeva Systems Inc.[a,b]	69,531	1,775,126

		56,387,652
HOTELS, RESTAURANTS & LEISURE — 2.97%
Aramark	71,830	2,271,983
Brinker International Inc.	119,200	7,337,952
Chipotle Mexican Grill Inc.[a]	57,018	37,092,490
Choice Hotels International Inc.	4,427	283,638
Domino’s Pizza Inc.	102,055	10,261,630
Dunkin’ Brands Group Inc.	179,385	8,531,551
Hilton Worldwide Holdings Inc.[a]	248,338	7,355,772
Hyatt Hotels Corp. Class Aa,b	4,209	249,257
Marriott International Inc./MD Class A	335,733	26,966,074
MGM Resorts International[a]	58,734	1,235,176
Norwegian Cruise Line Holdings Ltd.[a]	154,168	8,326,614
Panera Bread Co. Class Aa,b	44,926	7,187,935
Restaurant Brands International Inc.	369,028	14,174,365
SeaWorld Entertainment Inc.	125,779	2,425,019
Six Flags Entertainment Corp.	133,936	6,483,842
Starwood Hotels & Resorts Worldwide Inc.	147,036	12,277,506
Wyndham Worldwide Corp.	221,217	20,013,502
Wynn Resorts Ltd.	148,698	18,718,104

		191,192,410
HOUSEHOLD DURABLES — 1.08%
DR Horton Inc.	54,781	1,560,163
GoPro Inc.[a,b]	24,512	1,064,066
Harman International Industries Inc.	124,938	16,695,465
Jarden Corp.[a,b]	108,582	5,743,988
Leggett & Platt Inc.	125,988	5,806,787
Lennar Corp. Class A	19,796	1,025,631
Newell Rubbermaid Inc.	300,860	11,754,600
NVR Inc.[a]	7,692	10,220,053
Tempur Sealy International Inc.[a,b]	111,667	6,447,652

92

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2015

Security	Shares	Value

Tupperware Brands Corp.	92,614	$6,392,218
Whirlpool Corp.	13,138	2,654,664

		69,365,287
HOUSEHOLD PRODUCTS — 0.72%
Church & Dwight Co. Inc.	249,413	21,304,858
Clorox Co. (The)	195,625	21,595,044
Spectrum Brands Holdings Inc.	39,012	3,493,915

		46,393,817
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.04%
Calpine Corp.[a]	102,267	2,338,846

		2,338,846
INDUSTRIAL CONGLOMERATES — 0.22%
Roper Industries Inc.	82,908	14,260,176

		14,260,176
INSURANCE — 0.93%
American Financial Group Inc./OH	21,850	1,401,677
Aon PLC	394,580	37,927,030
Arthur J Gallagher & Co.	272,241	12,727,267
Brown & Brown Inc.	12,723	421,259
Erie Indemnity Co. Class A	44,851	3,913,698
Reinsurance Group of America Inc.	35,399	3,298,833

		59,689,764
INTERNET & CATALOG RETAIL — 1.79%
Expedia Inc.	185,618	17,472,222
Groupon Inc.[a,b]	883,352	6,368,968
Liberty Interactive Corp. Series Aa	450,064	13,137,368
Liberty TripAdvisor Holdings Inc. Class Aa	135,220	4,298,644
Liberty Ventures Series Aa	263,220	11,057,872
Netflix Inc.[a]	109,982	45,828,399
TripAdvisor Inc.[a]	204,357	16,996,372
zulily Inc. Class Aa,b	24,032	312,176

		115,472,021
INTERNET SOFTWARE & SERVICES — 3.24%
Akamai Technologies Inc.[a]	326,691	23,209,762
CoStar Group Inc.[a,b]	59,221	11,715,691
Equinix Inc.	103,541	24,109,522
HomeAway Inc.[a,b]	158,541	4,783,182
IAC/InterActiveCorp	56,237	3,794,310
LendingClub Corp.[a]	88,479	1,738,612
LinkedIn Corp. Class Aa,b	191,383	47,818,956
Pandora Media Inc.[a,b]	376,878	6,109,192
Rackspace Hosting Inc.[a,b]	215,173	11,100,775
Twitter Inc.[a]	945,445	47,347,886
VeriSign Inc.[a,b]	203,648	13,638,307
Yelp Inc.[a,b]	93,594	4,431,676
Zillow Group Inc. Class Aa,b	87,238	8,749,971

		208,547,842
IT SERVICES — 3.69%
Alliance Data Systems Corp.[a,b]	107,882	31,960,042

Security	Shares	Value

Booz Allen Hamilton Holding Corp.	127,919	$3,701,976
Broadridge Financial Solutions Inc.	221,269	12,172,008
Computer Sciences Corp.	16,415	1,071,571
DST Systems Inc.	42,196	4,671,519
Fidelity National Information Services Inc.	65,560	4,462,014
Fiserv Inc.[a]	457,179	36,300,013
FleetCor Technologies Inc.[a]	152,201	22,970,175
Gartner Inc.[a]	165,477	13,875,246
Genpact Ltd.[a]	32,904	765,018
Global Payments Inc.	125,010	11,460,917
Jack Henry & Associates Inc.	155,126	10,841,756
Paychex Inc.	532,322	26,411,156
Sabre Corp.	83,303	2,024,263
Teradata Corp.[a,b]	209,948	9,267,105
Total System Services Inc.	238,144	9,085,194
Vantiv Inc. Class Aa	228,926	8,630,510
VeriFone Systems Inc.[a,b]	204,959	7,151,019
Western Union Co. (The)[b]	988,886	20,578,718

		237,400,220
LEISURE PRODUCTS — 0.52%
Hasbro Inc.	178,942	11,316,292
Mattel Inc.	225,471	5,152,013
Polaris Industries Inc.	120,881	17,056,309

		33,524,614
LIFE SCIENCES TOOLS & SERVICES — 1.62%
Agilent Technologies Inc.	88,382	3,672,272
Bio-Techne Corp.	33,148	3,324,413
Bruker Corp.[a]	202,113	3,733,027
Charles River Laboratories International Inc.[a]	41,977	3,328,356
Illumina Inc.[a,b]	255,748	47,477,059
Mettler-Toledo International Inc.[a,b]	53,613	17,619,913
PerkinElmer Inc.	39,470	2,018,496
Quintiles Transnational Holdings Inc.[a]	46,533	3,116,315
VWR Corp.[a]	28,701	745,939
Waters Corp.[a]	155,572	19,340,711

		104,376,501
MACHINERY — 3.80%
Allison Transmission Holdings Inc.	248,137	7,925,496
Colfax Corp.[a,b]	175,208	8,362,678
Crane Co.	32,552	2,031,570
Donaldson Co. Inc.	239,917	9,047,270
Dover Corp.	225,399	15,579,579
Flowserve Corp.	251,894	14,229,492
Graco Inc.	111,400	8,038,624
IDEX Corp.	136,503	10,351,022
Ingersoll-Rand PLC	42,375	2,884,890
ITT Corp.	37,915	1,513,188
Lincoln Electric Holdings Inc.	47,553	3,109,491
Manitowoc Co. Inc. (The)	248,666	5,361,239
Middleby Corp. (The)[a,b]	105,014	10,779,687
Navistar International Corp.[a,b]	16,081	474,389
Nordson Corp.	118,258	9,264,332
PACCAR Inc.	596,008	37,631,945
Pall Corp.	201,438	20,222,361
Parker-Hannifin Corp.	145,642	17,299,357
Pentair PLC	23,219	1,460,243
Snap-on Inc.	14,918	2,193,841

93

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2015

Security	Shares	Value

Stanley Black & Decker Inc.	32,155	$3,066,301
Timken Co. (The)	9,584	403,870
Toro Co. (The)	103,487	7,256,508
Trinity Industries Inc.	217,764	7,732,799
Valmont Industries Inc.[b]	2,902	356,598
WABCO Holdings Inc.[a]	103,911	12,768,584
Wabtec Corp./DE	176,953	16,812,304
Xylem Inc./NY	244,852	8,574,717

		244,732,375
MARINE — 0.12%
Kirby Corp.[a]	104,729	7,859,912

		7,859,912
MEDIA — 3.10%
AMC Networks Inc. Class Aa	109,488	8,391,160
Cablevision Systems Corp. Class A	358,889	6,567,669
Charter Communications Inc. Class Aa	145,646	28,125,699
Cinemark Holdings Inc.	212,035	9,556,417
Clear Channel Outdoor Holdings Inc. Class A	35,292	357,155
Discovery Communications Inc. Class Aa,b	421,626	12,969,216
Discovery Communications Inc. Class Ca,b	420,898	12,405,969
DISH Network Corp. Class Aa	286,860	20,097,412
Interpublic Group of Companies Inc. (The)	777,256	17,192,903
Lions Gate Entertainment Corp.	147,539	5,004,523
Live Nation Entertainment Inc.[a]	134,975	3,405,419
Morningstar Inc.	35,681	2,672,864
Omnicom Group Inc.	474,085	36,969,148
Regal Entertainment Group Class A	37,975	867,349
Scripps Networks Interactive Inc. Class A	178,433	12,233,366
Sirius XM Holdings Inc.[a]	4,756,773	18,170,873
Starz Series Aa,b	140,142	4,822,286

		199,809,428
METALS & MINING — 0.10%
Carpenter Technology Corp.	6,091	236,818
Compass Minerals International Inc.	61,656	5,746,956
Tahoe Resources Inc.	24,049	263,577
TimkenSteel Corp.	4,905	129,835

		6,377,186
MULTILINE RETAIL — 2.13%
Big Lots Inc.	29,014	1,393,542
Dillard’s Inc. Class A	29,978	4,092,297
Dollar General Corp.[a]	432,693	32,616,398
Dollar Tree Inc.[a]	379,343	30,781,788
Family Dollar Stores Inc.	165,445	13,109,862
Kohl’s Corp.	21,246	1,662,500
Macy’s Inc.	482,045	31,289,541
Nordstrom Inc.	254,416	20,434,693
Sears Holdings Corp.[a,b]	38,521	1,593,999

		136,974,620
OIL, GAS & CONSUMABLE FUELS — 3.80%
Antero Resources Corp.[a,b]	102,101	3,606,207
Cabot Oil & Gas Corp.	765,790	22,613,779
Cheniere Energy Inc.[a]	436,387	33,776,354
Chesapeake Energy Corp.	222,175	3,145,998

Security	Shares	Value

Cimarex Energy Co.	19,387	$2,231,250
Cobalt International Energy Inc.[a]	585,645	5,510,919
Concho Resources Inc.[a]	220,014	25,504,023
Continental Resources Inc./OKa,b	157,755	6,889,161
CVR Energy Inc.	11,664	496,420
EQT Corp.	252,282	20,906,609
Gulfport Energy Corp.[a]	126,990	5,830,111
HollyFrontier Corp.	66,960	2,696,479
Kosmos Energy Ltd.[a]	194,874	1,541,453
Laredo Petroleum Inc.[a,b]	186,238	2,428,543
Memorial Resource Development Corp.[a]	50,886	902,718
Noble Energy Inc.	507,012	24,792,887
Oasis Petroleum Inc.[a,b]	255,323	3,630,693
ONEOK Inc.	202,221	9,755,141
PBF Energy Inc.	40,358	1,368,943
QEP Resources Inc.	41,646	868,319
Range Resources Corp.	300,629	15,644,733
Rice Energy Inc.[a,b]	73,077	1,590,156
SM Energy Co.	122,898	6,351,369
Southwestern Energy Co.[a,b]	705,320	16,356,371
Targa Resources Corp.	89,372	8,560,944
Teekay Corp.	38,348	1,785,866
Tesoro Corp.	102,196	9,329,473
Ultra Petroleum Corp.[a,b]	84,084	1,314,233
Whiting Petroleum Corp.[a]	108,972	3,367,235
World Fuel Services Corp.	29,378	1,688,647

		244,485,034
PAPER & FOREST PRODUCTS — 0.11%
International Paper Co.	123,216	6,837,256

		6,837,256
PERSONAL PRODUCTS — 0.27%
Avon Products Inc.	325,781	2,602,990
Coty Inc. Class A	95,261	2,311,984
Herbalife Ltd.[b]	139,959	5,984,647
Nu Skin Enterprises Inc. Class Ab	108,037	6,504,908

		17,404,529
PHARMACEUTICALS — 2.80%
Endo International PLC[a]	325,456	29,193,403
Jazz Pharmaceuticals PLC[a]	108,983	18,831,173
Mallinckrodt PLC[a]	150,260	19,030,429
Mylan NVa,b	685,622	40,691,666
Perrigo Co. PLC	58,385	9,665,637
Salix Pharmaceuticals Ltd.[a]	116,451	20,123,897
Zoetis Inc.	919,142	42,547,083

		180,083,288
PROFESSIONAL SERVICES — 1.28%
Dun & Bradstreet Corp. (The)	24,236	3,110,933
Equifax Inc.	119,740	11,135,820
IHS Inc. Class Aa,b	124,814	14,198,841
Nielsen NV	386,215	17,213,602
Robert Half International Inc.	252,194	15,262,781
Verisk Analytics Inc. Class Aa	305,344	21,801,562

		82,723,539

94

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2015

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.08%
Apartment Investment & Management Co. Class A	161,638	$6,362,072
Boston Properties Inc.	33,666	4,729,400
Columbia Property Trust Inc.	34,182	923,598
Crown Castle International Corp.[b]	612,384	50,546,175
Equity Lifestyle Properties Inc.	110,930	6,095,603
Extra Space Storage Inc.	212,659	14,369,369
Federal Realty Investment Trust	81,902	12,056,793
Gaming and Leisure Properties Inc.	25,804	951,393
Health Care REIT Inc.	339,129	26,235,019
Healthcare Trust of America Inc. Class A	27,595	768,797
Iron Mountain Inc.[b]	303,008	11,053,732
Lamar Advertising Co. Class A	145,683	8,634,631
NorthStar Realty Finance Corp.[b]	94,591	1,713,989
Omega Healthcare Investors Inc.[b]	83,379	3,382,686
Outfront Media Inc.	17,411	520,937
Paramount Group Inc.[b]	14,059	271,339
Plum Creek Timber Co. Inc.	156,681	6,807,789
Rayonier Inc.	28,216	760,703
Tanger Factory Outlet Centers Inc.	104,312	3,668,653
Taubman Centers Inc.	100,681	7,765,526
Urban Edge Properties	38,461	911,526
Ventas Inc.	236,830	17,293,327
Vornado Realty Trust	77,493	8,679,216
Weyerhaeuser Co.	101,206	3,354,979
WP GLIMCHER Inc.	44,682	743,062

		198,600,314
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.53%
CBRE Group Inc. Class Aa	514,037	19,898,372
Howard Hughes Corp. (The)[a]	34,498	5,347,880
Jones Lang LaSalle Inc.	21,797	3,714,209
Realogy Holdings Corp.[a]	116,419	5,294,736

		34,255,197
ROAD & RAIL — 1.25%
AMERCO	7,558	2,497,163
Avis Budget Group Inc.[a]	193,664	11,429,081
Genesee & Wyoming Inc. Class Aa,b	44,189	4,261,587
Hertz Global Holdings Inc.[a,b]	821,391	17,807,757
JB Hunt Transport Services Inc.	168,776	14,412,627
Kansas City Southern	156,242	15,949,183
Landstar System Inc.	82,689	5,482,281
Old Dominion Freight Line Inc.[a]	115,589	8,935,030

		80,774,709
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.40%
Advanced Micro Devices Inc.[a,b]	1,133,339	3,037,349
Altera Corp.	215,314	9,239,124
Analog Devices Inc.	262,776	16,554,888
Applied Materials Inc.	1,491,717	33,653,136
Atmel Corp.	773,679	6,367,378
Avago Technologies Ltd.	458,333	58,199,124
Cree Inc.[a,b]	112,490	3,992,270
Freescale Semiconductor Ltd.[a]	178,342	7,269,220
KLA-Tencor Corp.	277,468	16,173,610
Lam Research Corp.	79,261	5,566,896
Linear Technology Corp.	434,101	20,315,927
Maxim Integrated Products Inc.	476,156	16,574,990

Security	Shares	Value

Microchip Technology Inc.	367,499	$17,970,701
NVIDIA Corp.	168,343	3,522,577
ON Semiconductor Corp.[a,b]	416,578	5,044,760
Skyworks Solutions Inc.	347,777	34,183,001
SunEdison Inc.[a,b]	157,716	3,785,184
SunPower Corp.[a,b]	7,766	243,153
Teradyne Inc.	40,938	771,681
Xilinx Inc.	492,332	20,825,644

		283,290,613
SOFTWARE — 4.39%
Activision Blizzard Inc.	599,677	13,627,660
ANSYS Inc.[a,b]	39,416	3,476,097
Autodesk Inc.[a]	329,348	19,312,967
Cadence Design Systems Inc.[a,b]	531,218	9,795,660
Citrix Systems Inc.[a]	272,078	17,377,622
Electronic Arts Inc.[a]	442,221	26,009,228
FactSet Research Systems Inc.	77,639	12,360,129
FireEye Inc.[a,b]	135,082	5,301,968
Fortinet Inc.[a]	251,451	8,788,212
Informatica Corp.[a]	181,311	7,951,394
Intuit Inc.	520,825	50,499,192
NetSuite Inc.[a,b]	76,230	7,071,095
PTC Inc.[a]	218,009	7,885,386
Red Hat Inc.[a]	347,515	26,324,261
ServiceNow Inc.[a,b]	264,357	20,826,044
SolarWinds Inc.[a]	120,794	6,189,485
Solera Holdings Inc.	126,224	6,520,732
Splunk Inc.[a,b]	216,797	12,834,382
Tableau Software Inc. Class Aa,b	70,031	6,479,268
Workday Inc. Class Aa,b	171,790	14,500,794

		283,131,576
SPECIALTY RETAIL — 5.43%
Aaron’s Inc.	21,304	603,116
Abercrombie & Fitch Co. Class Ab	19,235	423,940
Advance Auto Parts Inc.	133,871	20,039,150
AutoNation Inc.[a]	126,678	8,149,196
AutoZone Inc.[a]	59,831	40,814,315
Bed Bath & Beyond Inc.[a]	143,701	11,032,644
Best Buy Co. Inc.	157,965	5,969,497
Cabela’s Inc.[a]	10,931	611,917
CarMax Inc.[a,b]	278,676	19,231,431
Chico’s FAS Inc.	123,380	2,182,592
CST Brands Inc.	118,218	5,181,495
Dick’s Sporting Goods Inc.	30,682	1,748,567
Foot Locker Inc.	38,894	2,450,322
GameStop Corp. Class Ab	10,165	385,863
Gap Inc. (The)	460,275	19,943,716
GNC Holdings Inc. Class A	167,047	8,196,996
L Brands Inc.	159,163	15,007,479
Michaels Companies Inc. (The)[a]	32,973	892,249
Murphy USA Inc.[a,b]	39,843	2,883,438
O’Reilly Automotive Inc.[a]	194,604	42,081,169
Penske Automotive Group Inc.	34,938	1,798,958
Ross Stores Inc.	389,675	41,056,158
Sally Beauty Holdings Inc.[a]	220,212	7,568,687
Signet Jewelers Ltd.	101,084	14,029,448
Tiffany & Co.	206,963	18,214,814
Tractor Supply Co.	254,154	21,618,339
Ulta Salon Cosmetics & Fragrance Inc.[a]	118,008	17,801,507

95

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2015

Security	Shares	Value

Urban Outfitters Inc.[a,b]	134,278	$6,129,791
Williams-Sonoma Inc.	172,634	13,760,656

		349,807,450
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.50%
3D Systems Corp.[a,b]	201,484	5,524,691
Diebold Inc.	118,445	4,200,060
NCR Corp.[a,b]	29,957	884,031
NetApp Inc.	206,784	7,332,561
SanDisk Corp.	185,514	11,802,401
Stratasys Ltd.[a,b]	51,404	2,713,103

		32,456,847
TEXTILES, APPAREL & LUXURY GOODS — 3.05%
Carter’s Inc.	98,670	9,124,015
Coach Inc.	503,126	20,844,510
Deckers Outdoor Corp.[a,b]	63,727	4,643,786
Fossil Group Inc.[a,b]	80,704	6,654,045
Hanesbrands Inc.	731,038	24,497,083
Kate Spade & Co.[a,b]	232,101	7,749,852
Michael Kors Holdings Ltd.[a]	374,953	24,653,160
PVH Corp.	132,192	14,086,380
Ralph Lauren Corp.	81,596	10,729,874
Under Armour Inc. Class Aa,b	317,520	25,639,740
VF Corp.	632,925	47,665,582

		196,288,027
THRIFTS & MORTGAGE FINANCE — 0.04%
Nationstar Mortgage Holdings Inc.[a,b]	35,990	891,472
Ocwen Financial Corp.[a,b]	183,856	1,516,812

		2,408,284
TOBACCO — 0.67%
Lorillard Inc.	665,111	43,465,004

		43,465,004
TRADING COMPANIES & DISTRIBUTORS — 1.22%
Air Lease Corp.	11,977	452,012
Fastenal Co.	544,655	22,567,780
HD Supply Holdings Inc.[a]	195,155	6,080,054
MRC Global Inc.[a,b]	85,033	1,007,641
MSC Industrial Direct Co. Inc. Class A	87,080	6,287,176

Security	Shares	Value

NOW Inc.[a,b]	16,770	$362,903
United Rentals Inc.[a,b]	178,445	16,267,046
Veritiv Corp.[a]	2,387	105,338
WW Grainger Inc.	106,980	25,226,954

		78,356,904
WIRELESS TELECOMMUNICATION SERVICES — 0.43%
SBA Communications Corp. Class Aa	236,226	27,662,065

		27,662,065

TOTAL COMMON STOCKS (Cost: $4,810,947,382)		6,437,562,745

SHORT-TERM INVESTMENTS — 7.39%

MONEY MARKET FUNDS — 7.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	444,605,981	444,605,981
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	25,685,072	25,685,072
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	5,805,295	5,805,295

		476,096,348

TOTAL SHORT-TERM INVESTMENTS (Cost: $476,096,348)		476,096,348

TOTAL INVESTMENTS IN SECURITIES — 107.32% (Cost: $5,287,043,730)		6,913,659,093
Other Assets, Less Liabilities — (7.32)%		(471,351,603)

NET ASSETS — 100.00%		$6,442,307,490

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	8	Jun. 2015	Chicago Mercantile	$824,320	$11,542
E-mini S&P MidCap 400	23	Jun. 2015	Chicago Mercantile	3,495,540	96,022

Net unrealized appreciation					$107,564

See notes to financial statements.

96

Schedule of Investments

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 1.20%
Exelis Inc.	434,861	$10,597,563
Huntington Ingalls Industries Inc.	17,467	2,448,000
L-3 Communications Holdings Inc.	198,040	24,911,452
Orbital ATK Inc.	135,480	10,381,832
Rockwell Collins Inc.	36,740	3,547,247
Spirit AeroSystems Holdings Inc. Class Aa	18,966	990,215
Textron Inc.	641,064	28,418,367
Triumph Group Inc.	91,772	5,480,624
Vectrus Inc.[a]	23,931	610,001

		87,385,301
AIRLINES — 0.15%
Alaska Air Group Inc.	27,320	1,808,038
Copa Holdings SA Class A	16,414	1,657,322
Southwest Airlines Co.	175,035	7,754,050

		11,219,410
AUTO COMPONENTS — 0.63%
Gentex Corp./MI	274,995	5,032,408
Lear Corp.	37,138	4,115,633
TRW Automotive Holdings Corp.[a]	254,373	26,671,009
Visteon Corp.[a]	100,892	9,725,989

		45,545,039
BANKS — 5.70%
Associated Banc-Corp.	342,012	6,361,423
Bank of Hawaii Corp.	102,187	6,254,866
BankUnited Inc.	233,789	7,654,252
BOK Financial Corp.	62,462	3,823,924
CIT Group Inc.	420,377	18,967,410
Citizens Financial Group Inc.	370,255	8,934,253
City National Corp./CA	109,454	9,750,162
Comerica Inc.	417,378	18,836,269
Commerce Bancshares Inc./MO	196,455	8,313,976
Cullen/Frost Bankers Inc.	121,774	8,412,148
East West Bancorp Inc.	329,019	13,312,109
Fifth Third Bancorp	1,953,256	36,818,876
First Horizon National Corp.	544,124	7,775,532
First Niagara Financial Group Inc.	817,517	7,226,850
First Republic Bank/CA	316,178	18,050,602
Fulton Financial Corp.	411,287	5,075,282
Huntington Bancshares Inc./OH	1,901,444	21,010,956
KeyCorp	2,028,574	28,724,608
M&T Bank Corp.	301,973	38,350,571
PacWest Bancorp	233,808	10,963,257
Popular Inc.[a]	237,977	8,184,029
Regions Financial Corp.	3,166,999	29,928,140
Signature Bank/New York NYa	8,529	1,105,188
SunTrust Banks Inc.	1,223,698	50,281,751
SVB Financial Group[a]	105,629	13,419,108
Synovus Financial Corp.	319,628	8,952,780
TCF Financial Corp.	383,244	6,024,596

Security	Shares	Value

Zions BanCorp.	465,304	$12,563,208

		415,076,126
BEVERAGES — 0.36%
Constellation Brands Inc. Class Aa	24,976	2,902,461
Molson Coors Brewing Co. Class B	312,184	23,242,099

		26,144,560
BIOTECHNOLOGY — 0.09%
Alkermes PLC[a]	47,934	2,922,536
Alnylam Pharmaceuticals Inc.[a]	25,250	2,636,605
Juno Therapeutics Inc.[a]	2,796	169,605
Myriad Genetics Inc.[a,b]	21,360	756,144

		6,484,890
BUILDING PRODUCTS — 0.39%
AO Smith Corp.	95,246	6,253,853
Fortune Brands Home & Security Inc.	221,692	10,525,936
Owens Corning	270,183	11,725,942

		28,505,731
CAPITAL MARKETS — 2.32%
Ameriprise Financial Inc.	283,447	37,086,206
E*TRADE Financial Corp.[a]	662,892	18,928,881
Federated Investors Inc. Class B	57,169	1,937,457
Interactive Brokers Group Inc. Class A	123,973	4,217,562
Invesco Ltd.	841,645	33,404,890
Legg Mason Inc.	145,188	8,014,378
Northern Trust Corp.	543,093	37,826,427
NorthStar Asset Management Group Inc./New York	331,854	7,745,472
Raymond James Financial Inc.	286,928	16,291,772
SEI Investments Co.	19,082	841,325
TD Ameritrade Holding Corp.	77,304	2,880,347

		169,174,717
CHEMICALS — 2.22%
Albemarle Corp.	183,358	9,688,637
Ashland Inc.	158,894	20,228,795
Axalta Coating Systems Ltd.[a]	56,120	1,550,034
Cabot Corp.	138,677	6,240,465
Celanese Corp. Series A	327,451	18,291,413
CF Industries Holdings Inc.	110,006	31,206,502
Cytec Industries Inc.	144,810	7,825,532
Eastman Chemical Co.	30,993	2,146,575
Huntsman Corp.	138,018	3,059,859
Mosaic Co. (The)	768,509	35,397,525
Rayonier Advanced Materials Inc.	85,845	1,279,091
RPM International Inc.	22,570	1,083,134
Sigma-Aldrich Corp.	147,418	20,380,539
Westlake Chemical Corp.	13,760	989,894
WR Grace & Co.[a,b]	24,202	2,392,852

		161,760,847
COMMERCIAL SERVICES & SUPPLIES — 1.12%
ADT Corp. (The)[b]	400,400	16,624,608
Cintas Corp.	46,201	3,771,388
Clean Harbors Inc.[a]	36,867	2,093,308

97

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2015

Security	Shares	Value

Covanta Holding Corp.	146,788	$3,292,455
KAR Auction Services Inc.	191,862	7,277,326
Pitney Bowes Inc.	253,086	5,901,966
Republic Services Inc.	609,908	24,737,868
RR Donnelley & Sons Co.[b]	412,512	7,916,105
Tyco International PLC	103,707	4,465,623
Waste Connections Inc.	111,704	5,377,431

		81,458,078
COMMUNICATIONS EQUIPMENT — 1.08%
Arista Networks Inc.[a,b]	3,249	229,152
Brocade Communications Systems Inc.	998,641	11,848,875
EchoStar Corp. Class Aa	74,557	3,856,088
Harris Corp.	194,596	15,326,381
JDS Uniphase Corp.[a,b]	530,327	6,957,890
Juniper Networks Inc.	732,279	16,534,860
Motorola Solutions Inc.	355,050	23,671,184

		78,424,430
CONSTRUCTION & ENGINEERING — 0.65%
AECOM[a]	343,836	10,597,026
Fluor Corp.	132,227	7,558,095
Jacobs Engineering Group Inc.[a,b]	304,051	13,730,943
KBR Inc.	338,858	4,906,664
Quanta Services Inc.[a]	371,190	10,590,051

		47,382,779
CONSTRUCTION MATERIALS — 0.35%
Vulcan Materials Co.	300,399	25,323,636

		25,323,636
CONSUMER FINANCE — 0.45%
Ally Financial Inc.[a]	65,385	1,371,777
Navient Corp.	922,457	18,753,551
Santander Consumer USA Holdings Inc.	187,794	4,345,553
SLM Corp.	641,794	5,955,848
Synchrony Financial[a]	81,551	2,475,073

		32,901,802
CONTAINERS & PACKAGING — 1.14%
AptarGroup Inc.	116,364	7,391,441
Avery Dennison Corp.	142,984	7,565,283
Bemis Co. Inc.	231,379	10,715,161
Greif Inc. Class A	72,718	2,855,636
MeadWestvaco Corp.	385,641	19,231,917
Owens-Illinois Inc.[a]	151,187	3,525,681
Rock-Tenn Co. Class A	329,719	21,266,876
Sonoco Products Co.	234,125	10,643,323

		83,195,318
DISTRIBUTORS — 0.03%
Genuine Parts Co.	22,577	2,103,951

		2,103,951
DIVERSIFIED CONSUMER SERVICES — 0.29%
Apollo Education Group Inc.[a]	222,059	4,201,356

Security	Shares	Value

DeVry Education Group Inc.	146,056	$4,872,428
Graham Holdings Co. Class B	8,006	8,403,338
Service Corp. International/U.S.	109,075	2,841,404
ServiceMaster Global Holdings Inc.[a]	31,702	1,069,942

		21,388,468
DIVERSIFIED FINANCIAL SERVICES — 1.23%
FNFV Group[a,b]	211,926	2,988,157
Intercontinental Exchange Inc.	152,334	35,534,952
Leucadia National Corp.	708,088	15,783,281
MSCI Inc.	149,497	9,165,661
NASDAQ OMX Group Inc. (The)	268,073	13,655,639
Voya Financial Inc.	296,252	12,771,424

		89,899,114
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.25%
Frontier Communications Corp.	2,303,046	16,236,474
Windstream Holdings Inc.	87,572	648,033
Zayo Group Holdings Inc.[a]	35,136	982,403

		17,866,910
ELECTRIC UTILITIES — 4.34%
Edison International	748,241	46,742,615
Entergy Corp.	411,964	31,923,090
Eversource Energy	725,680	36,661,354
FirstEnergy Corp.	964,350	33,810,111
Great Plains Energy Inc.	354,241	9,451,150
Hawaiian Electric Industries Inc.	233,394	7,496,615
ITC Holdings Corp.	20,416	764,171
OGE Energy Corp.	457,716	14,468,403
Pepco Holdings Inc.	576,897	15,478,147
Pinnacle West Capital Corp.	253,602	16,167,128
PPL Corp.	1,525,780	51,357,755
Westar Energy Inc.	295,757	11,463,541
Xcel Energy Inc.	1,152,803	40,129,072

		315,913,152
ELECTRICAL EQUIPMENT — 0.40%
Babcock & Wilcox Co. (The)	253,659	8,139,917
Hubbell Inc. Class B	113,928	12,488,788
Regal-Beloit Corp.	103,783	8,294,337

		28,923,042
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.09%
Arrow Electronics Inc.[a]	229,024	14,004,818
Avnet Inc.	253,112	11,263,484
AVX Corp.	107,880	1,539,448
Dolby Laboratories Inc. Class A	109,715	4,186,724
FLIR Systems Inc.	97,674	3,055,243
Ingram Micro Inc. Class Aa	356,912	8,965,629
Jabil Circuit Inc.	466,369	10,903,707
Keysight Technologies Inc.[a]	327,449	12,164,730
Knowles Corp.[a,b]	195,395	3,765,262
Tech Data Corp.[a,b]	87,541	5,057,244
Vishay Intertechnology Inc.[b]	310,332	4,288,788

		79,195,077

98

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2015

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.82%
Atwood Oceanics Inc.	115,432	$3,244,793
Cameron International Corp.[a]	160,823	7,256,334
Diamond Offshore Drilling Inc.[b]	153,622	4,115,533
Frank’s International NV	68,660	1,283,942
Helmerich & Payne Inc.	71,615	4,874,833
Nabors Industries Ltd.[b]	614,931	8,393,808
Oil States International Inc.[a]	107,664	4,281,797
Patterson-UTI Energy Inc.	162,950	3,059,386
Rowan Companies PLC Class A	286,059	5,066,105
Seadrill Ltd.[b]	571,162	5,340,365
Seventy Seven Energy Inc.[a,b]	65,885	273,423
Superior Energy Services Inc.	335,631	7,497,997
Tidewater Inc.	107,211	2,052,019
Unit Corp.[a,b]	107,001	2,993,888

		59,734,223
FOOD & STAPLES RETAILING — 0.43%
Rite Aid Corp.[a]	742,631	6,453,463
Whole Foods Market Inc.	476,955	24,839,817

		31,293,280
FOOD PRODUCTS — 1.94%
Bunge Ltd.[b]	338,086	27,844,763
Campbell Soup Co.	133,864	6,231,369
ConAgra Foods Inc.	967,205	35,331,999
Hain Celestial Group Inc. (The)[a,b]	19,472	1,247,181
Ingredion Inc.	145,333	11,309,814
JM Smucker Co. (The)	238,131	27,558,901
Pilgrim’s Pride Corp.[b]	126,281	2,852,688
Pinnacle Foods Inc.	124,875	5,096,149
Tyson Foods Inc. Class A	623,761	23,890,046

		141,362,910
GAS UTILITIES — 0.83%
AGL Resources Inc.	273,643	13,586,375
Atmos Energy Corp.	229,887	12,712,751
National Fuel Gas Co.	192,760	11,629,211
Questar Corp.	402,791	9,610,593
UGI Corp.	396,088	12,908,508

		60,447,438
HEALTH CARE EQUIPMENT & SUPPLIES — 2.33%
Alere Inc.[a]	189,934	9,287,773
Boston Scientific Corp.[a]	2,749,014	48,794,998
Cooper Companies Inc. (The)	28,437	5,329,663
DENTSPLY International Inc.	224,168	11,407,909
Hill-Rom Holdings Inc.	122,797	6,017,053
Hologic Inc.[a]	372,703	12,308,517
Intuitive Surgical Inc.[a]	6,128	3,094,824
Sirona Dental Systems Inc.[a]	50,787	4,570,322
St. Jude Medical Inc.	232,542	15,208,247
Teleflex Inc.	94,916	11,468,700
Zimmer Holdings Inc.	356,501	41,895,997

		169,384,003

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 5.62%
Cardinal Health Inc.	718,243	$64,835,796
Cigna Corp.	569,037	73,656,149
Community Health Systems Inc.[a]	264,962	13,852,213
DaVita HealthCare Partners Inc.[a]	266,584	21,667,948
HCA Holdings Inc.[a]	678,463	51,040,772
Health Net Inc./CAa	184,025	11,131,672
Humana Inc.	355,460	63,278,989
Laboratory Corp. of America Holdings[a,b]	121,154	15,276,308
LifePoint Hospitals Inc.[a,b]	102,312	7,514,816
MEDNAX Inc.[a,b]	79,559	5,768,823
Omnicare Inc.	227,528	17,533,308
Patterson Companies Inc.	179,989	8,781,663
Quest Diagnostics Inc.	331,824	25,500,674
Universal Health Services Inc. Class B	159,028	18,719,186
VCA Inc.[a]	190,486	10,442,443

		409,000,760
HEALTH CARE TECHNOLOGY — 0.05%
Allscripts Healthcare Solutions Inc.[a,b]	258,675	3,093,753
Inovalon Holdings Inc.[a]	13,752	415,448

		3,509,201
HOTELS, RESTAURANTS & LEISURE — 1.50%
Aramark	7,242	229,064
Choice Hotels International Inc.	74,418	4,767,961
Darden Restaurants Inc.	284,964	19,759,404
Hyatt Hotels Corp. Class Aa,b	90,220	5,342,828
Marriott International Inc./MD Class A	60,677	4,873,577
MGM Resorts International[a]	784,081	16,489,223
Norwegian Cruise Line Holdings Ltd.[a,b]	15,147	818,089
Royal Caribbean Cruises Ltd.	381,395	31,217,181
Starwood Hotels & Resorts Worldwide Inc.	226,045	18,874,758
Wendy’s Co. (The)	632,422	6,893,400

		109,265,485
HOUSEHOLD DURABLES — 2.51%
DR Horton Inc.	672,075	19,140,696
Garmin Ltd.	280,731	13,340,337
GoPro Inc.[a,b]	16,695	724,730
Jarden Corp.[a,b]	308,629	16,326,474
Leggett & Platt Inc.	160,921	7,416,849
Lennar Corp. Class A	383,785	19,883,901
Mohawk Industries Inc.[a]	141,018	26,194,093
Newell Rubbermaid Inc.	258,334	10,093,109
PulteGroup Inc.	869,892	19,337,699
Taylor Morrison Home Corp. Class Aa,b	74,462	1,552,533
Toll Brothers Inc.[a]	408,346	16,064,332
Whirlpool Corp.	162,115	32,756,957

		182,831,710
HOUSEHOLD PRODUCTS — 0.35%
Clorox Co. (The)	50,584	5,583,968
Energizer Holdings Inc.	141,674	19,558,095

		25,142,063

99

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2015

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.80%
AES Corp./VA	1,666,114	$21,409,565
Calpine Corp.[a]	768,056	17,565,440
NRG Energy Inc.	774,768	19,516,406

		58,491,411
INDUSTRIAL CONGLOMERATES — 0.48%
Carlisle Companies Inc.	147,049	13,621,149
Roper Industries Inc.	125,377	21,564,844

		35,185,993
INSURANCE — 7.82%
Alleghany Corp.[a]	37,827	18,421,749
Allied World Assurance Co. Holdings AG	226,652	9,156,741
American Financial Group Inc./OH	139,188	8,928,910
American National Insurance Co.	16,665	1,639,669
Aon PLC	149,367	14,357,156
Arch Capital Group Ltd.[a]	292,632	18,026,131
Arthur J Gallagher & Co.	19,936	932,008
Aspen Insurance Holdings Ltd.	142,638	6,736,793
Assurant Inc.	164,347	10,092,549
Assured Guaranty Ltd.	354,735	9,361,457
Axis Capital Holdings Ltd.	234,529	12,097,006
Brown & Brown Inc.	261,358	8,653,563
Cincinnati Financial Corp.	375,633	20,013,726
CNA Financial Corp.	60,971	2,526,029
Endurance Specialty Holdings Ltd.	102,732	6,281,034
Everest Re Group Ltd.	105,930	18,431,820
FNF Group	636,095	23,382,852
Genworth Financial Inc. Class Aa	1,141,501	8,344,372
Hanover Insurance Group Inc. (The)	101,062	7,335,080
Hartford Financial Services Group Inc. (The)	974,658	40,760,198
HCC Insurance Holdings Inc.	229,228	12,990,351
Lincoln National Corp.	605,711	34,804,154
Loews Corp.	747,915	30,537,369
Markel Corp.[a]	32,082	24,669,775
MBIA Inc.[a,b]	325,599	3,028,071
Mercury General Corp.	54,424	3,142,986
Old Republic International Corp.	599,214	8,952,257
PartnerRe Ltd.	108,911	12,451,795
Principal Financial Group Inc.	675,722	34,711,839
ProAssurance Corp.	128,222	5,886,672
Progressive Corp. (The)	1,359,579	36,980,549
Reinsurance Group of America Inc.	114,423	10,663,079
RenaissanceRe Holdings Ltd.	104,795	10,451,205
StanCorp Financial Group Inc.	100,597	6,900,954
Torchmark Corp.	302,668	16,622,527
Unum Group	591,330	19,945,561
Validus Holdings Ltd.	192,887	8,120,543
White Mountains Insurance Group Ltd.[b]	14,163	9,694,857
WR Berkley Corp.	230,269	11,630,887
XL Group PLC	586,125	21,569,400

		569,233,674
INTERNET & CATALOG RETAIL — 0.23%
Liberty Interactive Corp. Series Aa	563,937	16,461,321

		16,461,321

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.21%
AOL Inc.[a,b]	183,849	$7,282,259
HomeAway Inc.[a,b]	16,468	496,839
IAC/InterActiveCorp	100,680	6,792,880
LendingClub Corp.[a]	42,443	834,005

		15,405,983
IT SERVICES — 2.03%
Amdocs Ltd.	367,511	19,992,598
Booz Allen Hamilton Holding Corp.	11,614	336,109
Computer Sciences Corp.	312,480	20,398,695
CoreLogic Inc./ U.S.[a]	210,638	7,429,202
DST Systems Inc.	12,914	1,429,709
Fidelity National Information Services Inc.	578,988	39,405,923
Genpact Ltd.[a]	326,634	7,594,241
Leidos Holdings Inc.	147,744	6,199,338
Paychex Inc.	81,403	4,038,810
Teradata Corp.[a,b]	70,357	3,105,558
Total System Services Inc.	87,418	3,334,997
Xerox Corp.	2,680,832	34,448,691

		147,713,871
LEISURE PRODUCTS — 0.28%
Hasbro Inc.	41,767	2,641,345
Mattel Inc.	496,661	11,348,704
Vista Outdoor Inc.[a,b]	146,252	6,262,511

		20,252,560
LIFE SCIENCES TOOLS & SERVICES — 0.99%
Agilent Technologies Inc.	655,467	27,234,654
Bio-Rad Laboratories Inc. Class Aa	47,722	6,451,060
Bio-Techne Corp.	43,584	4,371,039
Charles River Laboratories International Inc.[a]	58,454	4,634,818
PerkinElmer Inc.	210,656	10,772,948
QIAGEN NVa	536,733	13,525,671
Quintiles Transnational Holdings Inc.[a]	65,168	4,364,301
VWR Corp.[a,b]	31,127	808,991

		72,163,482
MACHINERY — 3.21%
AGCO Corp.	203,110	9,676,160
Crane Co.	70,939	4,427,303
Donaldson Co. Inc.	28,383	1,070,323
Dover Corp.	100,344	6,935,777
IDEX Corp.	14,461	1,096,578
Ingersoll-Rand PLC	568,132	38,678,427
ITT Corp.	163,457	6,523,569
Joy Global Inc.	230,311	9,023,585
Kennametal Inc.	180,705	6,087,951
Lincoln Electric Holdings Inc.	115,162	7,530,443
Navistar International Corp.[a,b]	105,519	3,112,811
Oshkosh Corp.	179,679	8,766,538
PACCAR Inc.	68,336	4,314,735
Parker-Hannifin Corp.	159,790	18,979,856
Pentair PLC	390,207	24,540,118
Snap-on Inc.	115,093	16,925,577
SPX Corp.	94,459	8,019,569
Stanley Black & Decker Inc.	318,267	30,349,941

100

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2015

Security	Shares	Value

Terex Corp.[b]	253,709	$6,746,122
Timken Co. (The)	175,325	7,388,196
Trinity Industries Inc.	83,397	2,961,427
Valmont Industries Inc.[b]	52,921	6,502,933
Xylem Inc./NY	115,865	4,057,592

		233,715,531
MEDIA — 1.57%
Clear Channel Outdoor Holdings Inc. Class A	53,168	538,060
DISH Network Corp. Class Aa	130,954	9,174,637
DreamWorks Animation SKG Inc. Class Aa,b	172,041	4,163,392
Gannett Co. Inc.	521,026	19,319,644
John Wiley & Sons Inc. Class A	101,439	6,201,981
Liberty Broadband Corp. Class Aa,b	54,378	3,071,269
Liberty Broadband Corp. Class Ca	141,838	8,028,031
Liberty Media Corp. Class Aa	218,230	8,412,767
Liberty Media Corp. Class Ca,b	436,070	16,657,874
Live Nation Entertainment Inc.[a]	163,251	4,118,823
Madison Square Garden Co. (The) Class Aa	141,712	11,995,921
News Corp. Class Aa	1,142,643	18,293,714
Regal Entertainment Group Class Ab	141,706	3,236,565
Starz Series Aa,b	26,270	903,951

		114,116,629
METALS & MINING — 2.08%
Alcoa Inc.	2,692,229	34,783,599
Allegheny Technologies Inc.	249,736	7,494,577
Carpenter Technology Corp.	114,307	4,444,256
Cliffs Natural Resources Inc.[b]	352,728	1,696,622
Newmont Mining Corp.	1,144,918	24,856,170
Nucor Corp.	731,377	34,762,349
Reliance Steel & Aluminum Co.	178,293	10,890,136
Royal Gold Inc.	147,830	9,329,551
Steel Dynamics Inc.	550,764	11,070,356
Tahoe Resources Inc.	163,026	1,786,765
TimkenSteel Corp.	87,634	2,319,672
U.S. Steel Corp.[b]	332,764	8,119,442

		151,553,495
MULTI-UTILITIES — 5.25%
Alliant Energy Corp.	254,943	16,061,409
Ameren Corp.	557,264	23,516,541
CenterPoint Energy Inc.	987,178	20,148,303
CMS Energy Corp.	619,008	21,609,569
Consolidated Edison Inc.	672,648	41,031,528
DTE Energy Co.	406,532	32,803,067
Integrys Energy Group Inc.	183,480	13,214,230
MDU Resources Group Inc.	439,575	9,380,531
NiSource Inc.	723,138	31,933,774
Public Service Enterprise Group Inc.	1,161,887	48,706,303
SCANA Corp.	325,318	17,889,237
Sempra Energy	563,822	61,467,874
TECO Energy Inc.	535,228	10,383,423
Vectren Corp.	189,658	8,371,504
Wisconsin Energy Corp.	517,926	25,637,337

		382,154,630
MULTILINE RETAIL — 1.01%
Big Lots Inc.	86,202	4,140,282

Security	Shares	Value

Dillard’s Inc. Class A	17,855	$2,437,386
Dollar General Corp.[a]	169,991	12,813,922
Family Dollar Stores Inc.	12,613	999,454
JC Penney Co. Inc.[a,b]	701,640	5,900,792
Kohl’s Corp.	452,626	35,417,984
Macy’s Inc.	178,400	11,579,944
Sears Holdings Corp.[a,b]	13,373	553,375

		73,843,139
OIL, GAS & CONSUMABLE FUELS — 2.83%
Chesapeake Energy Corp.	930,558	13,176,701
Cimarex Energy Co.	175,746	20,226,607
Cobalt International Energy Inc.[a,b]	74,320	699,351
CONSOL Energy Inc.	528,452	14,738,526
CVR Energy Inc.	21,196	902,102
Denbury Resources Inc.[b]	808,887	5,896,786
Energen Corp.	166,974	11,020,284
EP Energy Corp. Class Aa,b	77,215	809,213
EQT Corp.	32,828	2,720,456
Golar LNG Ltd.[b]	116,588	3,880,049
Gulfport Energy Corp.[a]	37,731	1,732,230
HollyFrontier Corp.	373,077	15,023,811
Laredo Petroleum Inc.[a,b]	32,116	418,793
Memorial Resource Development Corp.[a]	53,182	943,449
Murphy Oil Corp.	412,243	19,210,524
Newfield Exploration Co.[a]	373,766	13,115,449
Noble Energy Inc.	255,716	12,504,512
ONEOK Inc.	224,149	10,812,948
PBF Energy Inc.	108,516	3,680,863
Peabody Energy Corp.[b]	622,552	3,062,956
QEP Resources Inc.	361,490	7,537,066
SandRidge Energy Inc.[a,b]	1,130,520	2,012,326
Teekay Corp.	56,647	2,638,051
Tesoro Corp.	169,415	15,465,895
Ultra Petroleum Corp.[a,b]	246,600	3,854,358
Whiting Petroleum Corp.[a]	244,614	7,558,573
World Fuel Services Corp.	128,954	7,412,276
WPX Energy Inc.[a]	463,321	5,064,098

		206,118,253
PAPER & FOREST PRODUCTS — 0.73%
Domtar Corp.	147,462	6,815,694
International Paper Co.	840,638	46,647,002

		53,462,696
PERSONAL PRODUCTS — 0.07%
Avon Products Inc.[b]	589,524	4,710,297
Coty Inc. Class A	31,692	769,165

		5,479,462
PHARMACEUTICALS — 1.16%
Hospira Inc.[a]	383,858	33,718,087
Mallinckrodt PLC[a]	71,793	9,092,583
Perrigo Co. PLC	250,238	41,426,901

		84,237,571
PROFESSIONAL SERVICES — 0.85%
Dun & Bradstreet Corp. (The)	54,747	7,027,325

101

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2015

Security	Shares	Value

Equifax Inc.	130,205	$12,109,065
ManpowerGroup Inc.	182,986	15,764,244
Nielsen NV	163,491	7,286,794
Towers Watson & Co. Class A	149,198	19,721,737

		61,909,165
REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.75%
Alexandria Real Estate Equities Inc.	164,649	16,142,188
American Campus Communities Inc.	257,492	11,038,682
American Capital Agency Corp.[b]	810,588	17,289,842
American Homes 4 Rent Class A	343,881	5,691,231
American Realty Capital Properties Inc.	2,085,722	20,544,362
Annaly Capital Management Inc.	2,176,158	22,632,043
Apartment Investment & Management Co. Class A	155,038	6,102,296
AvalonBay Communities Inc.	297,646	51,864,816
BioMed Realty Trust Inc.[b]	465,187	10,541,137
Boston Properties Inc.	309,293	43,449,481
Brandywine Realty Trust[b]	410,728	6,563,433
Brixmor Property Group Inc.	123,378	3,275,686
Camden Property Trust	196,650	15,364,265
CBL & Associates Properties Inc.	383,178	7,586,924
Chimera Investment Corp.[b]	2,363,327	7,420,847
Columbia Property Trust Inc.	244,335	6,601,932
Corporate Office Properties Trust	214,503	6,302,098
Corrections Corp. of America[b]	266,993	10,749,138
DDR Corp.[b]	691,561	12,876,866
Digital Realty Trust Inc.[b]	310,901	20,507,030
Douglas Emmett Inc.[b]	329,579	9,824,750
Duke Realty Corp.	757,131	16,482,742
Equity Commonwealth[a]	296,394	7,869,261
Equity Lifestyle Properties Inc.[b]	52,878	2,905,646
Essex Property Trust Inc.[b]	143,568	33,006,283
Federal Realty Investment Trust	51,833	7,630,336
Gaming and Leisure Properties Inc.	161,589	5,957,786
General Growth Properties Inc.	1,302,105	38,477,203
HCP Inc.	1,052,275	45,468,803
Health Care REIT Inc.	375,314	29,034,291
Healthcare Trust of America Inc. Class Ab	253,372	7,058,944
Home Properties Inc.	131,394	9,104,290
Hospitality Properties Trust	343,501	11,332,098
Host Hotels & Resorts Inc.[b]	1,738,358	35,080,064
Iron Mountain Inc.[b]	46,374	1,691,724
Kilroy Realty Corp.	198,456	15,116,394
Kimco Realty Corp.	942,739	25,312,542
Liberty Property Trust	338,883	12,098,123
Macerich Co. (The)	362,735	30,589,443
MFA Financial Inc.[b]	841,528	6,614,410
Mid-America Apartment Communities Inc.	172,112	13,299,094
National Retail Properties Inc.[b]	302,632	12,398,833
NorthStar Realty Finance Corp.[b]	435,603	7,893,126
Omega Healthcare Investors Inc.	214,330	8,695,368
Outfront Media Inc.	289,925	8,674,556
Paramount Group Inc.	328,849	6,346,786
Piedmont Office Realty Trust Inc. Class Ab	354,102	6,589,838
Plum Creek Timber Co. Inc.	210,968	9,166,560
Post Properties Inc.	125,011	7,116,876
Prologis Inc.	1,147,556	49,987,539
Rayonier Inc.	255,478	6,887,687
Realty Income Corp.	508,562	26,241,799
Regency Centers Corp.[b]	212,247	14,441,286
Retail Properties of America Inc. Class A	542,679	8,699,144
Senior Housing Properties Trust	539,175	11,964,293

Security	Shares	Value

SL Green Realty Corp.[b]	219,184	$28,138,842
Spirit Realty Capital Inc.	914,917	11,052,197
Starwood Property Trust Inc.[b]	507,996	12,344,303
Tanger Factory Outlet Centers Inc.	78,685	2,767,351
Taubman Centers Inc.	9,222	711,293
Two Harbors Investment Corp.	841,891	8,940,882
UDR Inc.	577,595	19,655,558
Urban Edge Properties[b]	176,682	4,187,363
Ventas Inc.	406,720	29,698,694
Vornado Realty Trust	333,565	37,359,280
Weingarten Realty Investors	280,252	10,083,467
Weyerhaeuser Co.	1,081,553	35,853,482
WP Carey Inc.	228,321	15,525,828
WP GLIMCHER Inc.[b]	366,201	6,089,923

		1,074,010,678
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.53%
Forest City Enterprises Inc. Class Aa,b	378,175	9,651,026
Howard Hughes Corp. (The)[a]	47,739	7,400,500
Jones Lang LaSalle Inc.	74,958	12,772,843
Realogy Holdings Corp.[a,b]	190,523	8,664,986

		38,489,355
ROAD & RAIL — 0.44%
AMERCO	7,364	2,433,066
Con-way Inc.	131,226	5,791,003
Genesee & Wyoming Inc. Class Aa	64,581	6,228,192
Kansas City Southern	57,852	5,905,532
Ryder System Inc.	122,040	11,580,375

		31,938,168
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.01%
Altera Corp.	450,497	19,330,826
Analog Devices Inc.	392,496	24,727,248
Applied Materials Inc.	928,379	20,944,230
Broadcom Corp. Class A	1,228,843	53,202,758
Cree Inc.[a,b]	115,757	4,108,216
First Solar Inc.[a]	168,083	10,049,683
Freescale Semiconductor Ltd.[a]	18,727	763,313
KLA-Tencor Corp.	33,640	1,960,876
Lam Research Corp.	273,376	19,200,563
Marvell Technology Group Ltd.	932,852	13,712,924
Maxim Integrated Products Inc.	53,123	1,849,212
NVIDIA Corp.	1,071,327	22,417,517
ON Semiconductor Corp.[a,b]	492,297	5,961,717
SunEdison Inc.[a,b]	417,769	10,026,456
SunPower Corp.[a,b]	95,429	2,987,882
Teradyne Inc.	419,012	7,898,376

		219,141,797
SOFTWARE — 1.92%
Activision Blizzard Inc.	387,368	8,802,938
ANSYS Inc.[a]	163,792	14,444,817
Autodesk Inc.[a]	110,407	6,474,266
CA Inc.	734,693	23,958,339
Citrix Systems Inc.[a]	35,697	2,279,967
Electronic Arts Inc.[a]	169,253	9,954,615
FireEye Inc.[a,b]	39,445	1,548,216
Informatica Corp.[a]	25,372	1,112,689

102

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2015

Security	Shares	Value

Nuance Communications Inc.[a,b]	603,377	$8,658,460
Rovi Corp.[a,b]	217,055	3,952,572
Symantec Corp.	1,588,518	37,115,723
Synopsys Inc.[a]	355,571	16,470,049
Zynga Inc. Class Aa	1,659,377	4,729,224

		139,501,875
SPECIALTY RETAIL — 2.64%
Aaron’s Inc.	121,299	3,433,975
Abercrombie & Fitch Co. Class Ab	142,969	3,151,037
Ascena Retail Group Inc.[a]	299,311	4,343,003
Bed Bath & Beyond Inc.[a,b]	245,559	18,852,792
Best Buy Co. Inc.	462,529	17,478,971
Cabela’s Inc.[a,b]	101,704	5,693,390
CarMax Inc.[a,b]	157,276	10,853,617
Chico’s FAS Inc.	197,648	3,496,393
CST Brands Inc.	25,332	1,110,302
Dick’s Sporting Goods Inc.	183,206	10,440,910
DSW Inc. Class A	172,789	6,372,458
Foot Locker Inc.	286,455	18,046,665
GameStop Corp. Class Ab	235,963	8,957,155
L Brands Inc.	358,929	33,843,415
Michaels Companies Inc. (The)[a]	22,814	617,347
Murphy USA Inc.[a,b]	57,329	4,148,900
Penske Automotive Group Inc.	54,242	2,792,921
Sally Beauty Holdings Inc.[a,b]	96,015	3,300,035
Signet Jewelers Ltd.	58,003	8,050,236
Staples Inc.	1,485,025	24,183,632
Urban Outfitters Inc.[a,b]	64,786	2,957,481

		192,124,635
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.35%
Lexmark International Inc. Class A	142,343	6,026,803
NCR Corp.[a,b]	348,221	10,276,002
NetApp Inc.	457,694	16,229,829
SanDisk Corp.	256,962	16,347,922
Stratasys Ltd.[a,b]	49,157	2,594,507
Western Digital Corp.	511,232	46,527,224

		98,002,287
TEXTILES, APPAREL & LUXURY GOODS — 0.09%
PVH Corp.	23,489	2,502,988
Ralph Lauren Corp.	33,701	4,431,681

		6,934,669
THRIFTS & MORTGAGE FINANCE — 0.59%
Hudson City Bancorp Inc.	1,213,249	12,714,849
Nationstar Mortgage Holdings Inc.[a,b]	3,997	99,006
New York Community Bancorp Inc.[b]	1,017,135	17,016,669
People’s United Financial Inc.	711,584	10,816,077
TFS Financial Corp.	173,736	2,550,444

		43,197,045
TRADING COMPANIES & DISTRIBUTORS — 0.39%
Air Lease Corp.	219,401	8,280,194
GATX Corp.	105,923	6,141,415
MRC Global Inc.[a]	128,666	1,524,692
NOW Inc.[a,b]	225,962	4,889,818

Security	Shares	Value

Veritiv Corp.[a]	15,867	$700,211
WESCO International Inc.[a,b]	102,235	7,145,204

		28,681,534
WATER UTILITIES — 0.45%
American Water Works Co. Inc.	411,177	22,289,905
Aqua America Inc.	406,229	10,704,134

		32,994,039
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Telephone & Data Systems Inc.	197,379	4,914,737
U.S. Cellular Corp.[a]	30,382	1,085,245

		5,999,982

TOTAL COMMON STOCKS (Cost: $6,067,289,374)		7,259,758,381

SHORT-TERM INVESTMENTS — 4.26%

MONEY MARKET FUNDS — 4.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	286,648,093	286,648,093
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	16,559,779	16,559,779
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	7,298,998	7,298,998

		310,506,870

TOTAL SHORT-TERM INVESTMENTS (Cost: $310,506,870)		310,506,870

TOTAL INVESTMENTS IN SECURITIES — 103.96% (Cost: $6,377,796,244)		7,570,265,251
Other Assets, Less Liabilities — (3.96)%		(288,360,012)

NET ASSETS — 100.00%		$7,281,905,239

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	66	Jun. 2015	Chicago Mercantile	$6,800,640	$72,274
E-mini S&P MidCap 400	72	Jun. 2015	Chicago Mercantile	10,942,560	247,860

Net unrealized appreciation					$320,134

See notes to financial statements.

103

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Micro-Cap ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 3000 ETF, iShares Core U.S. Growth ETF, iShares Core U.S. Value ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (the “Funds”) at March 31, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2015

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	May 26, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 26, 2015